UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: March 31, 2010

Date of reporting period: September 30, 2009

Item 1.	Reports to Stockholders.

2009 SEMI-ANNUAL REPORT TO SHAREHOLDERS

iSHARES® S&P SERIES

SEPTEMBER 30, 2009

» Would you prefer to receive materials like this electronically?

See inside back cover for details.

iShares S&P Global 100 Index Fund | IOO | NYSE Arca iShares S&P Global Clean Energy Index Fund | ICLN | NASDAQ iShares S&P Global Consumer Discretionary Sector Index Fund | RXI | NYSE Arca iShares S&P Global Consumer Staples Sector Index Fund | KXI | NYSE Arca iShares S&P Global Energy Sector Index Fund | IXC | NYSE Arca iShares S&P Global Financials Sector Index Fund | IXG | NYSE Arca iShares S&P Global Healthcare Sector Index Fund | IXJ | NYSE Arca iShares S&P Global Industrials Sector Index Fund | EXI | NYSE Arca iShares S&P Global Infrastructure Index Fund | IGF | NYSE Arca iShares S&P Global Materials Sector Index Fund | MXI | NYSE Arca iShares S&P Global Nuclear Energy Index Fund | NUCL | NASDAQ iShares S&P Global Technology Sector Index Fund | IXN | NYSE Arca iShares S&P Global Telecommunications Sector Index Fund | IXP | NYSE Arca iShares S&P Global Timber & Forestry Index Fund | WOOD | NASDAQ iShares S&P Global Utilities Sector Index Fund | JXI | NYSE Arca

iShares®

Fund Performance Overview

iSHARES® S&P GLOBAL 100 INDEX FUND

Performance as of September 30, 2009

The iShares S&P Global 100 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global 100 Index™ (the “Index”). The Index is designed to measure the performance of 100 large-capitalization global companies. These companies are highly liquid and represent some of the largest multinational businesses in the world. The Index is a subset of the S&P Global 1200 Index™ and contains 100 common stocks, screened for sector representation, liquidity and size. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2009, the total return for the Fund was 40.71%, while the total return for the Index was 40.60%.

Average Annual Total Returns

Year Ended 9/30/09			Five Years Ended 9/30/09			Inception to 9/30/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(1.53)%	(2.74)%	(1.96)%	3.14%	3.07%	3.00%	(0.68)%	(0.70)%	(0.61)%

Cumulative Total Returns

Year Ended 9/30/09			Five Years Ended 9/30/09			Inception to 9/30/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(1.53)%	(2.74)%	(1.96)%	16.69%	16.33%	15.93%	(5.83)%	(6.02)%	(5.27)%

Total returns for the period since inception are calculated from the inception date of the Fund (12/05/00). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/08/00), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 9/30/09
Sector	Percentage of Net Assets
Consumer Non-Cyclical	23.19%

Financial	18.61

Energy	14.12

Technology	11.86

Consumer Cyclical	7.87

Industrial	7.74

Communications	7.01

Basic Materials	5.83

Utilities	3.02

Diversified	0.37

Short-Term and Other Net Assets	0.38

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/09
Security	Percentage of Net Assets
Exxon Mobil Corp.	4.78%

Microsoft Corp.	2.89

HSBC Holdings PLC (United Kingdom)	2.87

General Electric Co.	2.52

JPMorgan Chase & Co.	2.49

Procter & Gamble Co. (The)	2.45

Johnson & Johnson	2.43

BP PLC (United Kingdom)	2.40

International Business Machines Corp.	2.28

Nestle SA Registered (Switzerland)	2.27

TOTAL	27.38%

FUND PERFORMANCE OVERVIEWS	1

Fund Performance Overview

iSHARES® S&P GLOBAL CLEAN ENERGY INDEX FUND

Performance as of September 30, 2009

The iShares S&P Global Clean Energy Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Clean Energy Index™ (the “Index”). The Index is designed to track the performance of approximately 30 of the most liquid and tradable global companies which represent the listed clean energy universe. The Index includes clean energy production companies and clean energy equipment and technology providers. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2009, the total return for the Fund was 34.80%, while the total return for the Index was 33.54%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 9/30/09			Inception to 9/30/09			Inception to 9/30/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(35.08)%	(36.00)%	(36.40)%	(46.50)%	(46.43)%	(47.30)%	(54.85)%	(54.77)%	(55.71)%

Total returns for the period since inception are calculated from the inception date of the Fund (6/24/08). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/25/08), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 9/30/09
Industry	Percentage of Net Assets
Energy - Alternate Sources	41.26%

Power Converters/Power Supply Equipment	30.16

Electronic Components - Semiconductors	15.70

Electric - Integrated	10.37

Independent Power Producer	2.33

Short-Term and Other Net Assets	0.18

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/09
Security	Percentage of Net Assets
Gamesa Corporacion Tecnologica SA (Spain)	5.91%

Vestas Wind Systems A/S (Denmark)	5.87

Renewable Energy Corp. ASA (Norway)	5.49

EDP Renovaveis SA (Portugal)	5.43

Companhia Paranaense de Energia Preferred SP ADR (Brazil)	5.30

Empresa Nacional de Electricidad SA SP ADR (Chile)	5.07

Iberdrola Renovables SA (Spain)	4.74

SunPower Corp. Class A	4.57

Covanta Holding Corp.	4.53

SolarWorld AG (Germany)	4.36

TOTAL	51.27%

2	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

Performance as of September 30, 2009

The iShares S&P Global Consumer Discretionary Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Consumer Discretionary Sector Index™ (the “Index”). The Index is a subset of the S&P Global 1200 Index™, and measures the performance of companies that S&P® deems to be part of the consumer discretionary sector of the economy and that S&P® believes are important to global markets. Component companies include consumer product manufacturing, service, media and retail companies. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2009, the total return for the Fund was 43.05%, while the total return for the Index was 42.84%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 9/30/09			Inception to 9/30/09			Inception to 9/30/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
2.34%	1.17%	1.86%	(4.88)%	(4.89)%	(4.87)%	(14.17)%	(14.19)%	(14.15)%

Total returns for the period since inception are calculated from the inception date of the Fund (9/12/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/21/06), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	3

Fund Performance Overview (Continued)

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

PORTFOLIO ALLOCATION As of 9/30/09
Industry	Percentage of Net Assets
Retail	27.46%

Media	20.77

Auto Manufacturers	18.65

Auto Parts & Equipment	4.45

Apparel	4.37

Home Furnishings	4.35

Lodging	2.35

Internet	2.08

Distribution & Wholesale	1.68

Leisure Time	1.65

Advertising	1.63

Holding Companies - Diversified	1.57

Commercial Services	1.10

Entertainment	1.10

Home Builders	1.04

Food Service	1.02

Electrical Components & Equipment	0.77

Toys, Games & Hobbies	0.63

Manufacturing	0.61

Hand & Machine Tools	0.49

Telecommunications	0.43

Household Products & Wares	0.40

Cosmetics & Personal Care	0.33

Chemicals	0.33

Health Care - Products	0.26

Housewares	0.25

Short-Term and Other Net Assets	0.23

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/09
Security	Percentage of Net Assets
Toyota Motor Corp. (Japan)	6.16%

McDonald’s Corp.	3.61

Daimler AG Registered (Germany)	3.05

Walt Disney Co. (The)	2.89

Comcast Corp. Class A	2.79

Honda Motor Co. Ltd. (Japan)	2.68

Home Depot Inc. (The)	2.59

Vivendi SA (France)	2.05

Target Corp.	2.01

Time Warner Inc.	1.94

TOTAL	29.77%

4	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P GLOBAL CONSUMER STAPLES SECTOR INDEX FUND

Performance as of September 30, 2009

The iShares S&P Global Consumer Staples Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Consumer Staples Sector Index™ (the “Index”). The Index is a subset of the S&P Global 1200 Index, and measures the performance of companies that S&P® deems to be part of the consumer staples sector of the economy and that S&P® believes are important to global markets. Component companies include manufacturers and distributors of food, producers of non-durable household goods, and food and drug retailing companies. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2009, the total return for the Fund was 29.80%, while the total return for the Index was 29.71%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 9/30/09			Inception to 9/30/09			Inception to 9/30/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(0.25)%	(1.43)%	(0.46)%	3.46%	3.46%	3.50%	10.94%	10.95%	11.09%

Total returns for the period since inception are calculated from the inception date of the Fund (9/12/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/21/06), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 9/30/09
Industry	Percentage of Net Assets
Food	32.46%

Beverages	21.18

Agriculture	14.54

Cosmetics & Personal Care	13.44

Retail	12.66

Household Products & Wares	3.36

Manufacturing	1.31

Food Service	0.23

Forest Products & Paper	0.12

Short-Term and Other Net Assets	0.70

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/09
Security	Percentage of Net Assets
Procter & Gamble Co. (The)	8.14%

Nestle SA Registered (Switzerland)	7.50

Coca-Cola Co. (The)	6.00

Wal-Mart Stores Inc.	5.11

Philip Morris International Inc.	4.55

PepsiCo Inc.	4.41

British American Tobacco PLC (United Kingdom)	3.03

CVS Caremark Corp.	2.49

Tesco PLC (United Kingdom)	2.45

Unilever NV CVA (Netherlands)	2.36

TOTAL	46.04%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

Performance as of September 30, 2009

The iShares S&P Global Energy Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Energy Sector Index™ (the “Index”). The Index is a subset of the S&P Global 1200 Index™, and measures the performance of companies that S&P® deems to be part of the energy sector of the economy and that S&P® believes are important to global markets. Component companies include oil equipment and services, oil exploration and production, oil refinery, oil storage and transportation, and coal and uranium mining companies. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2009, the total return for the Fund was 29.56%, while the total return for the Index was 29.49%.

Average Annual Total Returns

Year Ended 9/30/09			Five Years Ended 9/30/09			Inception to 9/30/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(5.66)%	(6.40)%	(6.02)%	10.06%	10.10%	9.91%	11.40%	11.43%	10.99%

Cumulative Total Returns

Year Ended 9/30/09			Five Years Ended 9/30/09			Inception to 9/30/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(5.66)%	(6.40)%	(6.02)%	61.46%	61.80%	60.39%	134.26%	134.81%	127.64%

Total returns for the period since inception are calculated from the inception date of the Fund (11/12/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/01), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 9/30/09
Industry	Percentage of Net Assets
Oil & Gas	87.16%

Oil & Gas Services	7.56

Pipelines	2.88

Coal	0.93

Mining	0.48

Engineering & Construction	0.41

Metal Fabricate & Hardware	0.37

Short-Term and Other Net Assets	0.21

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/09
Security	Percentage of Net Assets
Exxon Mobil Corp.	14.72%

BP PLC (United Kingdom)	7.38

Chevron Corp.	6.30

Total SA (France)	6.21

Royal Dutch Shell PLC Class A (United Kingdom)	4.49

Royal Dutch Shell PLC Class B (United Kingdom)	3.32

Schlumberger Ltd.	3.18

Eni SpA (Italy)	3.06

ConocoPhillips	2.98

Occidental Petroleum Corp.	2.83

TOTAL	54.47%

6	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

Performance as of September 30, 2009

The iShares S&P Global Financials Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Financials Sector Index™ (the “Index”). The Index is a subset of the S&P Global 1200 Index™, and measures the performance of companies that S&P® deems to be part of the financial sector of the economy and that S&P® believes are important to global markets. Component companies include major banks, diversified financial companies, insurance companies, real estate companies, savings and loan associations and securities brokers. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2009, the total return for the Fund was 78.93%, while the total return for the Index was 79.49%.

Average Annual Total Returns

Year Ended 9/30/09			Five Years Ended 9/30/09			Inception to 9/30/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(9.60)%	(11.15)%	(9.81)%	(1.89)%	(1.89)%	(1.93)%	1.24%	1.26%	1.29%

Cumulative Total Returns

Year Ended 9/30/09			Five Years Ended 9/30/09			Inception to 9/30/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(9.60)%	(11.15)%	(9.81)%	(9.11)%	(9.12)%	(9.28)%	10.20%	10.40%	10.60%

Total returns for the period since inception are calculated from the inception date of the Fund (11/12/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/01), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 9/30/09
Industry	Percentage of Net Assets
Banks	56.54%

Insurance	18.00

Diversified Financial Services	17.39

Real Estate	3.54

Real Estate Investment Trusts	2.61

Holding Companies - Diversified	0.78

Savings & Loans	0.29

Investment Companies	0.17

Commercial Services	0.09

Home Builders	0.09

Venture Capital	0.08

Short-Term and Other Net Assets	0.42

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/09
Security	Percentage of Net Assets
HSBC Holdings PLC (United Kingdom)	4.51%

JPMorgan Chase & Co.	3.91

Bank of America Corp.	3.32

Wells Fargo & Co.	3.00

Banco Santander SA (Spain)	3.00

Goldman Sachs Group Inc. (The)	2.08

Royal Bank of Canada (Canada)	1.73

Commonwealth Bank of Australia (Australia)	1.59

BNP Paribas (France)	1.56

Westpac Banking Corp. (Australia)	1.56

TOTAL	26.26%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

Performance as of September 30, 2009

The iShares S&P Global Healthcare Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Healthcare Sector Index™ (the “Index”). The Index is a subset of the S&P Global 1200 Index™, and measures the performance of companies that S&P® deems to be a part of the healthcare sector of the economy and that S&P® believes are important to global markets. Component companies include health care providers, biotechnology companies and manufacturers of medical supplies, advanced medical devices and pharmaceuticals. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2009, the total return for the Fund was 23.07%, while the total return for the Index was 23.14%.

Average Annual Total Returns

Year Ended 9/30/09			Five Years Ended 9/30/09			Inception to 9/30/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(1.57)%	(2.08)%	(1.79)%	2.41%	2.42%	2.50%	0.86%	0.84%	0.96%

Cumulative Total Returns

Year Ended 9/30/09			Five Years Ended 9/30/09			Inception to 9/30/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(1.57)%	(2.08)%	(1.79)%	12.65%	12.68%	13.14%	6.96%	6.84%	7.82%

Total returns for the period since inception are calculated from the inception date of the Fund (11/13/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/21/01), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 9/30/09
Industry	Percentage of Net Assets
Pharmaceuticals	62.45%

Health Care - Products	19.53

Biotechnology	6.89

Health Care - Services	4.84

Chemicals	3.15

Electronics	1.27

Commercial Services	0.79

Insurance	0.38

Software	0.14

Short-Term and Other Net Assets	0.56

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/09
Security	Percentage of Net Assets
Johnson & Johnson	8.39%

Novartis AG Registered (Switzerland)	6.61

Roche Holding AG Genusschein (Switzerland)	5.68

Pfizer Inc.	5.59

GlaxoSmithKline PLC (United Kingdom)	5.10

Sanofi-Aventis (France)	3.93

Abbott Laboratories	3.82

Merck & Co. Inc.	3.34

AstraZeneca PLC (United Kingdom)	3.24

Wyeth	3.24

TOTAL	48.94%

8	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

Performance as of September 30, 2009

The iShares S&P Global Industrials Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Industrials Sector Index™ (the “Index”). The Index is a subset of the S&P Global 1200 Index™, and measures the performance of companies that S&P® deems to be part of the industrials sector of the economy and that S&P® believes are important to global markets. Component companies include manufacturers and distributors of capital goods, providers of commercial services and supplies and transportation service providers. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2009, the total return for the Fund was 48.38%, while the total return for the Index was 48.18%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 9/30/09			Inception to 9/30/09			Inception to 9/30/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(3.54)%	(2.78)%	(4.25)%	(3.26)%	(3.20)%	(3.19)%	(9.62)%	(9.46)%	(9.42)%

Total returns for the period since inception are calculated from the inception date of the Fund (9/12/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/21/06), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview (Continued)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

PORTFOLIO ALLOCATION As of 9/30/09
Industry	Percentage of Net Assets
Manufacturing	22.62%

Transportation	16.50

Aerospace & Defense	13.42

Engineering & Construction	7.61

Commercial Services	6.25

Machinery	5.58

Distribution & Wholesale	5.18

Electrical Components & Equipment	3.88

Electronics	2.68

Hand & Machine Tools	2.45

Building Materials	2.44

Airlines	2.06

Metal Fabricate & Hardware	1.83

Holding Companies - Diversified	1.45

Environmental Control	1.33

Machinery - Diversified	1.01

Auto Manufacturers	0.90

Machinery - Construction & Mining	0.87

Energy - Alternate Sources	0.38

Food	0.35

Office & Business Equipment	0.23

Textiles	0.20

Household Products & Wares	0.19

Software	0.19

Housewares	0.03

Short-Term and Other Net Assets	0.37

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/09
Security	Percentage of Net Assets
General Electric Co.	8.65%

Siemens AG Registered (Germany)	3.74

United Technologies Corp.	2.82

United Parcel Service Inc. Class B	2.76

3M Co.	2.56

ABB Ltd. Registered (Switzerland)	2.30

Boeing Co. (The)	1.94

Caterpillar Inc.	1.60

Emerson Electric Co.	1.53

Union Pacific Corp.	1.46

TOTAL	29.36%

10	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P GLOBAL INFRASTRUCTURE INDEX FUND

Performance as of September 30, 2009

The iShares S&P Global Infrastructure Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Infrastructure Index™ (the “Index”). The Index is designed to track performance of the stocks of large infrastructure companies in developed markets, or whose stocks are listed on developed market exchanges around the world. The Index includes companies involved in utilities, energy and transportation infrastructure, such as the management or ownership of oil and gas storage and transportation; airport services; highway and rail tracks; marine ports and services; and electric, gas and water utilities. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2009, the total return for the Fund was 39.67%, while the total return for the Index was 39.65%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 9/30/09			Inception to 9/30/09			Inception to 9/30/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(3.43)%	(4.52)%	(3.78)%	(17.83)%	(17.74)%	(18.12)%	(29.92)%	(29.78)%	(30.37)%

Total returns for the period since inception are calculated from the inception date of the Fund (12/10/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/12/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 9/30/09
Industry	Percentage of Net Assets
Electric	34.46%

Commercial Services	22.40

Pipelines	17.62

Engineering & Construction	7.66

Transportation	7.39

Gas	6.07

Holding Companies - Diversified	2.19

Storage & Warehousing	1.09

Aerospace & Defense	0.66

Water	0.14

Short-Term and Other Net Assets	0.32

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/09
Security	Percentage of Net Assets
TransCanada Corp. (Canada)	4.76%

Abertis Infraestructuras SA (Spain)	4.47

E.ON AG (Germany)	4.31

Enbridge Inc. (Canada)	4.17

GDF Suez (France)	4.02

Atlantia SpA (Italy)	3.55

Spectra Energy Corp.	3.55

Iberdrola SA (Spain)	3.02

Transurban Group (Australia)	2.80

Williams Companies Inc. (The)	2.76

TOTAL	37.41%

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® S&P GLOBAL MATERIALS SECTOR INDEX FUND

Performance as of September 30, 2009

The iShares S&P Global Materials Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Materials Sector Index™ (the “Index”). The Index is a subset of the S&P Global 1200 Index™, and measures the performance of companies that S&P® deems to be part of the materials sector of the economy and that S&P® believes are important to global markets. Component companies include those companies engaged in a wide variety of commodity-related manufacturing and mining activities. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2009, the total return for the Fund was 51.28%, while the total return for the Index was 51.76%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 9/30/09			Inception to 9/30/09			Inception to 9/30/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
5.62%	5.44%	6.02%	5.67%	5.67%	5.87%	18.33%	18.33%	19.04%

Total returns for the period since inception are calculated from the inception date of the Fund (9/12/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/21/06), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 9/30/09
Industry	Percentage of Net Assets
Mining	41.73%

Chemicals	27.62

Iron & Steel	14.12

Building Materials	4.55

Forest Products & Paper	3.34

Agriculture	2.96

Packaging & Containers	2.24

Engineering & Construction	1.10

Textiles	0.86

Manufacturing	0.59

Biotechnology	0.30

Oil & Gas	0.29

Short-Term and Other Net Assets	0.30

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/09
Security	Percentage of Net Assets
BHP Billiton Ltd. (Australia)	7.61%

BHP Billiton PLC (United Kingdom)	4.15

Rio Tinto PLC (United Kingdom)	3.71

BASF SE (Germany)	3.52

Monsanto Co.	2.96

Vale SA Preferred SP ADR (Brazil)	2.93

Anglo American PLC (United Kingdom)	2.81

Barrick Gold Corp. (Canada)	2.29

ArcelorMittal (Netherlands)	2.15

E.I. du Pont de Nemours and Co.	2.09

TOTAL	34.22%

12	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P GLOBAL NUCLEAR ENERGY INDEX FUND

Performance as of September 30, 2009

The iShares S&P Global Nuclear Energy Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Nuclear Energy Index™ (the “Index”). The Index is comprised of approximately 24 of the largest publicly-traded companies in nuclear energy related businesses that meet investability requirements. The Index is designed to provide liquid exposure to publicly-listed companies in the global nuclear energy business from developed markets or whose securities are listed on developed market exchanges. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2009, the total return for the Fund was 41.96%, while the total return for the Index was 43.82%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 9/30/09			Inception to 9/30/09			Inception to 9/30/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
25.13%	23.26%	25.58%	(11.41)%	(11.37)%	(12.61)%	(14.28)%	(14.22)%	(15.75)%

Total returns for the period since inception are calculated from the inception date of the Fund (6/24/08). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/25/08), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 9/30/09
Industry	Percentage of Net Assets
Electric - Integrated	45.97%

Non-Ferrous Metals	25.53

Engineering/Research and Development Services	16.48

Energy - Alternate Sources	6.97

Diversified Minerals	3.39

Hazardous Waste Disposal	1.40

Short-Term and Other Net Assets	0.26

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/09
Security	Percentage of Net Assets
McDermott International Inc.	8.73%

Cameco Corp. (Canada)	8.06

E.ON AG (Germany)	7.34

Iberdrola SA (Spain)	7.09

AREVA SA (France)	6.97

Shaw Group Inc. (The)	6.17

Paladin Energy Ltd. (Australia)	5.47

Energy Resources of Australia Ltd. (Australia)	4.46

Tokyo Electric Power Co. Inc. (The) (Japan)	4.32

Exelon Corp.	4.26

TOTAL	62.87%

FUND PERFORMANCE OVERVIEWS	13

Fund Performance Overview

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

Performance as of September 30, 2009

The iShares S&P Global Technology Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Information Technology Sector Index™ (the “Index”). The Index is a subset of the S&P Global 1200 Index™, and measures the performance of companies that S&P® deems to be part of the information technology sector of the economy and that S&P® believes are important to global markets. Component companies include those involved in the development and production of technology products, including computer hardware and software, telecommunications equipment, microcomputer components, integrated computer circuits and office equipment utilizing technology. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2009, the total return for the Fund was 40.11%, while the total return for the Index was 41.10%.

Average Annual Total Returns

Year Ended 9/30/09			Five Years Ended 9/30/09			Inception to 9/30/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
8.54%	8.10%	8.39%	3.35%	3.25%	3.67%	0.18%	0.17%	0.63%

Cumulative Total Returns

Year Ended 9/30/09			Five Years Ended 9/30/09			Inception to 9/30/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
8.54%	8.10%	8.39%	17.89%	17.33%	19.75%	1.43%	1.36%	5.10%

Total returns for the period since inception are calculated from the inception date of the Fund (11/12/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/01), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 9/30/09
Industry	Percentage of Net Assets
Computers	25.86%

Semiconductors	19.34

Software	18.59

Telecommunications	15.55

Internet	8.29

Electronics	5.06

Office & Business Equipment	2.67

Commercial Services	1.35

Electrical Components & Equipment	1.27

Toys, Games & Hobbies	1.11

Manufacturing	0.76

Short-Term and Other Net Assets	0.15

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/09
Security	Percentage of Net Assets
Microsoft Corp.	8.26%

Apple Inc.	6.86

International Business Machines Corp.	6.49

Cisco Systems Inc.	5.53

Google Inc. Class A	4.90

Hewlett-Packard Co.	4.64

Intel Corp.	4.51

Samsung Electronics Co. Ltd. SP GDR (South Korea)	4.14

Oracle Corp.	3.33

QUALCOMM Inc.	3.08

TOTAL	51.74%

14	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

Performance as of September 30, 2009

The iShares S&P Global Telecommunications Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Telecommunications Sector Index™ (the “Index”). The Index is a subset of the S&P Global 1200 Index™, and measures the performance of companies that S&P® deems to be part of the telecommunications sector of the economy and that S&P® believes are important to global markets. Component companies include diversified communication carriers and wireless communications companies. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2009, the total return for the Fund was 25.79%, while the total return for the Index was 25.53%.

Average Annual Total Returns

Year Ended 9/30/09			Five Years Ended 9/30/09			Inception to 9/30/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
3.87%	2.96%	3.32%	6.24%	6.21%	6.10%	3.08%	3.10%	3.05%

Cumulative Total Returns

Year Ended 9/30/09			Five Years Ended 9/30/09			Inception to 9/30/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
3.87%	2.96%	3.32%	35.36%	35.17%	34.45%	27.05%	27.19%	26.76%

Total returns for the period since inception are calculated from the inception date of the Fund (11/12/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/01), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 9/30/09
Industry	Percentage of Net Assets
Telecommunications	96.32%

Internet	1.89

Media	1.41

Short-Term and Other Net Assets	0.38

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/09
Security	Percentage of Net Assets
AT&T Inc.	15.26%
Telefonica SA (Spain)	11.71

Vodafone Group PLC (United Kingdom)	11.36

Verizon Communications Inc.	8.20

France Telecom SA (France)	4.74

China Mobile Ltd. (China)	4.55

Deutsche Telekom AG Registered (Germany)	3.84

Telstra Corp. Ltd. (Australia)	3.03

Nippon Telegraph and Telephone Corp. (Japan)	3.01

America Movil SAB de CV Series L SP ADR (Mexico)	2.75

TOTAL	68.45%

FUND PERFORMANCE OVERVIEWS	15

Fund Performance Overview

iSHARES® S&P GLOBAL TIMBER & FORESTRY INDEX FUND

Performance as of September 30, 2009

The iShares S&P Global Timber & Forestry Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Timber & Forestry Index™ (the “Index”). The Index is comprised of approximately 25 of the largest publicly-traded companies engaged in the ownership, management or upstream supply chain of forests and timberlands. These include forest products companies, timber real estate investment trusts (REITs), paper products companies, paper packaging companies and agricultural products companies. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2009, the total return for the Fund was 64.04%, while the total return for the Index was 61.75%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 9/30/09			Inception to 9/30/09			Inception to 9/30/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(17.16)%	(17.94)%	(18.94)%	(19.06)%	(19.16)%	(20.51)%	(23.57)%	(23.69)%	(25.31)%

Total returns for the period since inception are calculated from the inception date of the Fund (6/24/08). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/25/08), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 9/30/09
Industry	Percentage of Net Assets
Forestry	57.34%

Paper & Related Products	32.38

Containers - Paper/Plastic	7.74

Containers - Metal/Glass	2.03

Short-Term and Other Net Assets	0.51

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/09
Security	Percentage of Net Assets
Potlatch Corp.	8.42%

Rayonier Inc.	8.31

Weyerhaeuser Co.	8.28

Gunns Ltd. (Australia)	8.10

Plum Creek Timber Co. Inc.	7.81

Sino-Forest Corp. Class A (Canada)	7.68

West Fraser Timber Co. Ltd. (Canada)	5.07

Canfor Corp. (Canada)	4.91

Deltic Timber Corp.	4.74

Sappi Ltd. (South Africa)	2.96

TOTAL	66.28%

16	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P GLOBAL UTILITIES SECTOR INDEX FUND

Performance as of September 30, 2009

The iShares S&P Global Utilities Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Utilities Sector Index™ (the “Index”). The Index is a subset of the S&P Global 1200 Index™, and measures the performance of companies that S&P® deems to be part of the utilities sector of the economy and that S&P® believes are important to global markets. Component companies include providers of electric, gas or water utilities, or companies that operate as independent producers and/or distributors of power. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2009, the total return for the Fund was 27.25%, while the total return for the Index was 27.14%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 9/30/09			Inception to 9/30/09			Inception to 9/30/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(6.77)%	(7.62)%	(7.24)%	0.84%	0.91%	0.80%	2.59%	2.82%	2.45%

Total returns for the period since inception are calculated from the inception date of the Fund (9/12/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/21/06), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 9/30/09
Industry	Percentage of Net Assets
Electric	78.12%

Gas	15.73

Water	3.52

Pipelines	0.69

Oil & Gas	0.59

Energy - Alternate Sources	0.44

Engineering & Construction	0.40

Short-Term and Other Net Assets	0.51

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/09
Security	Percentage of Net Assets
E.ON AG (Germany)	8.49%

GDF Suez (France)	6.79

Enel SpA (Italy)	4.24

Iberdrola SA (Spain)	4.13

RWE AG (Germany)	4.02

Exelon Corp.	3.44

Tokyo Electric Power Co. Inc. (The) (Japan)	3.13

Southern Co.	2.66

National Grid PLC (United Kingdom)	2.51

FPL Group Inc.	2.39

TOTAL	41.80%

FUND PERFORMANCE OVERVIEWS	17

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other Funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2009 to September 30, 2009.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (4/1/09)	Ending Account Value (9/30/09)	Annualized Expense Ratio	Expenses Paid During Period[a] (4/1/09 to 9/30/09)
S&P Global 100
Actual	$1,000.00	$1,407.10	0.41%	$2.47
Hypothetical (5% return before expenses)	1,000.00	1,023.00	0.41	2.08
S&P Global Clean Energy
Actual	1,000.00	1,348.00	0.48	2.83
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.43
S&P Global Consumer Discretionary Sector
Actual	1,000.00	1,430.50	0.48	2.92
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.43
S&P Global Consumer Staples Sector
Actual	1,000.00	1,298.00	0.48	2.77
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.43

18	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (4/1/09)	Ending Account Value (9/30/09)	Annualized Expense Ratio	Expenses Paid During Period[a] (4/1/09 to 9/30/09)
S&P Global Energy Sector
Actual	$1,000.00	$1,295.60	0.48%	$2.76
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.43
S&P Global Financials Sector
Actual	1,000.00	1,789.30	0.49	3.43
Hypothetical (5% return before expenses)	1,000.00	1,022.60	0.49	2.48
S&P Global Healthcare Sector
Actual	1,000.00	1,230.70	0.48	2.68
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.43
S&P Global Industrials Sector
Actual	1,000.00	1,483.80	0.48	2.99
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.43
S&P Global Infrastructure
Actual	1,000.00	1,396.70	0.48	2.88
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.43
S&P Global Materials Sector
Actual	1,000.00	1,512.80	0.48	3.02
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.43
S&P Global Nuclear Energy
Actual	1,000.00	1,419.60	0.48	2.91
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.43
S&P Global Technology Sector
Actual	1,000.00	1,401.10	0.48	2.89
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.43
S&P Global Telecommunications Sector
Actual	1,000.00	1,257.90	0.48	2.72
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.43
S&P Global Timber & Forestry
Actual	1,000.00	1,640.40	0.48	3.18
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.43
S&P Global Utilities Sector
Actual	1,000.00	1,272.50	0.48	2.73
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.43

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	19

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL 100 INDEX FUND

September 30, 2009

Security	Shares	Value
COMMON STOCKS – 99.60%

AUSTRALIA – 1.61%
BHP Billiton Ltd.	342,630	$11,409,103

		11,409,103

FINLAND – 0.79%
Nokia OYJ	65,124	956,677
Nokia OYJ SP ADR[a]	316,647	4,629,379

		5,586,056

FRANCE – 9.61%
Alcatel-Lucent[b]	241,056	1,077,139
AXA	182,250	4,928,304
BNP Paribas	81,162	6,477,443
Carrefour SA	59,535	2,697,692
Compagnie de Saint-Gobain	39,852	2,065,022
France Telecom SA	196,587	5,231,229
GDF Suez	149,688	6,639,454
L’Oreal SA	24,786	2,461,808
LVMH Moet Hennessy Louis Vuitton SA	26,244	2,636,542
Sanofi-Aventis	108,621	7,962,381
Schneider Electric SA	25,758	2,607,671
Societe Generale	61,479	4,942,512
Total SA	241,785	14,350,503
Vivendi SA	125,874	3,890,469

		67,968,169

GERMANY – 7.43%
Allianz SE Registered	46,170	5,761,339
BASF SE	93,312	4,938,832
Bayer AG	84,078	5,819,164
Daimler AG Registered	109,350	5,499,188
Deutsche Bank AG Registered	63,909	4,899,191
Deutsche Telekom AG Registered	304,965	4,159,009
E.ON AG	195,615	8,286,264
RWE AG	43,011	3,990,307
Siemens AG Registered	83,835	7,754,434
Volkswagen AG	8,748	1,436,358

		52,544,086

ITALY – 0.50%
Assicurazioni Generali SpA	130,005	3,559,230

		3,559,230

Security	Shares	Value
JAPAN – 4.85%
Bridgestone Corp.	72,900	$1,311,687
Canon Inc.	121,550	4,927,978
FUJIFILM Holdings Corp.	48,800	1,466,153
Honda Motor Co. Ltd.	170,100	5,252,990
Nissan Motor Co. Ltd.[b]	194,400	1,317,929
Panasonic Corp.	201,800	2,981,866
Seven & I Holdings Co. Ltd.	72,920	1,751,025
Sony Corp.	103,600	3,072,072
Toshiba Corp.[b]	293,400	1,543,434
Toyota Motor Corp.	267,300	10,657,966

		34,283,100

NETHERLANDS – 1.77%
Aegon NVb	156,249	1,324,886
ING Groep NV CVA[b]	213,111	3,800,353
Koninklijke Philips Electronics NV	7,396	179,891
Koninklijke Philips Electronics NV NYS	91,891	2,238,465
Unilever NV CVA	19,846	571,330
Unilever NV NYS	153,626	4,433,646

		12,548,571

SOUTH KOREA – 1.50%
Samsung Electronics Co. Ltd. SP GDR[a,c]	31,021	10,578,161

		10,578,161

SPAIN – 4.83%
Banco Bilbao Vizcaya Argentaria SA	383,697	6,803,109
Banco Santander SA	833,004	13,393,621
Repsol YPF SA	83,106	2,258,240
Telefonica SA	425,493	11,726,737

		34,181,707

SWEDEN – 0.43%
Telefonaktiebolaget LM Ericsson Class B	121,986	1,221,107
Telefonaktiebolaget LM Ericsson Class B SP ADR[a]	182,925	1,832,909

		3,054,016

SWITZERLAND – 6.87%
ABB Ltd. Registered[b]	239,355	4,797,942
Credit Suisse Group AG Registered	106,434	5,897,899
Nestle SA Registered	376,893	16,039,700
Novartis AG Registered	270,216	13,502,337

20	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL 100 INDEX FUND

September 30, 2009

Security	Shares	Value
Swiss Reinsurance Co. Registered	37,422	$1,687,082
UBS AG Registered[b]	364,014	6,654,793

		48,579,753

UNITED KINGDOM – 16.48%
Anglo American PLC[b]	135,030	4,304,087
AstraZeneca PLC	147,258	6,603,899
Aviva PLC	280,908	2,013,180
Barclays PLC[b,d]	1,127,520	6,672,207
BP PLC	1,916,541	16,950,666
Diageo PLC	256,122	3,932,436
GlaxoSmithKline PLC	531,198	10,445,482
HSBC Holdings PLC	1,771,956	20,291,281
National Grid PLC	254,664	2,460,073
Rio Tinto PLC	137,538	5,869,937
Royal Dutch Shell PLC Class A	27,459	783,252
Royal Dutch Shell PLC Class A SP ADR	167,486	9,578,524
Royal Dutch Shell PLC Class B	276,048	7,664,394
Standard Chartered PLC	164,997	4,069,152
Vodafone Group PLC	5,360,337	12,019,423
Xstrata PLC[b]	196,677	2,901,773

		116,559,766

UNITED STATES – 42.93%
Bristol-Myers Squibb Co.	201,690	4,542,059
Caterpillar Inc.	62,451	3,205,610
Chevron Corp.	205,578	14,478,859
Citigroup Inc.	1,312,680	6,353,371
Coca-Cola Co. (The)	235,224	12,631,529
Colgate-Palmolive Co.	51,030	3,892,568
Dell Inc.[b]	176,418	2,692,139
Dow Chemical Co. (The)	116,640	3,040,805
E.I. du Pont de Nemours and Co.	93,069	2,991,238
EMC Corp.[b]	203,634	3,469,923
Exxon Mobil Corp.	492,561	33,794,610
Ford Motor Co.[b]	331,938	2,393,273
General Electric Co.	1,085,967	17,831,578
Hewlett-Packard Co.	242,271	11,437,614
Intel Corp.	569,349	11,142,160
International Business Machines Corp.	134,865	16,131,203
Johnson & Johnson	282,366	17,193,266
JPMorgan Chase & Co.	401,436	17,590,926

Security	Shares	Value
Kimberly-Clark Corp.	42,768	$2,522,457
McDonald’s Corp.	112,509	6,420,889
Merck & Co. Inc.	215,298	6,809,876
Microsoft Corp.	789,993	20,452,919
Morgan Stanley	138,753	4,284,693
News Corp. Class A	234,738	2,814,509
Nike Inc. Class B	40,095	2,594,146
PepsiCo Inc.	159,165	9,336,619
Pfizer Inc.	690,363	11,425,508
Philip Morris International Inc.	199,260	9,711,932
Procter & Gamble Co. (The)	298,890	17,311,709
Texas Instruments Inc.	127,818	3,028,008
3M Co.	70,713	5,218,618
United Technologies Corp.	96,957	5,907,590
Wal-Mart Stores Inc.	223,074	10,950,703

		303,602,907

TOTAL COMMON STOCKS
(Cost: $907,591,361)		704,454,625

RIGHTS – 0.02%

BELGIUM – 0.00%
Fortis[b,e]	286,237	42

		42

FRANCE – 0.02%
BNP Paribas[b]	81,162	175,579

		175,579

TOTAL RIGHTS
(Cost: $0)		175,621

SHORT-TERM INVESTMENTS – 1.38%

MONEY MARKET FUNDS – 1.38%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.22%[d,f,g]	8,041,314	8,041,314
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.18%[d,f,g]	1,227,261	1,227,261

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL 100 INDEX FUND

September 30, 2009

Security	Shares	Value
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.04%[d,f]	468,682	$468,682

		9,737,257

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,737,257)		9,737,257

TOTAL INVESTMENTS IN SECURITIES – 101.00%
(Cost: $917,328,618)		714,367,503

Other Assets, Less Liabilities – (1.00)%		(7,095,237)

NET ASSETS – 100.00%		$707,272,266

NYS – New York Registered Shares
SP ADR – Sponsored American Depositary Receipts
SP GDR – Sponsored Global Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	Security valued using Level 3 inputs. See Note 1.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

22	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL CLEAN ENERGY INDEX FUND

September 30, 2009

Security	Shares	Value
COMMON STOCKS – 94.52%

AUSTRALIA – 2.84%
Infigen Energy	1,925,313	$2,565,769

		2,565,769

CHILE – 5.07%
Empresa Nacional de Electricidad SA SP ADR	97,851	4,586,276

		4,586,276

CHINA – 16.11%
JA Solar Holdings Co. Ltd. SP ADR[a,b]	619,164	2,495,231
LDK Solar Co. Ltd. SP ADR[a,b]	324,129	2,793,992
Solarfun Power Holdings Co. Ltd. SP ADR[a,b]	177,684	1,019,906
Suntech Power Holdings Co. Ltd. SP ADR[a,b]	252,681	3,840,751
Trina Solar Ltd. SP ADR[a]	65,013	2,091,468
Yingli Green Energy Holding Co. Ltd. SP ADR[a,b]	186,498	2,323,765

		14,565,113

DENMARK – 5.87%
Vestas Wind Systems A/Sa	73,554	5,310,954

		5,310,954

FRANCE – 4.02%
EDF Energies Nouvelles SA	65,949	3,631,300

		3,631,300

GERMANY – 13.21%
Nordex AGa,b	195,585	3,407,768
Phoenix Solar AGb	21,177	1,260,154
Q-Cells SEa,b	174,018	3,329,600
SolarWorld AGb	162,630	3,946,090

		11,943,612

JAPAN – 1.30%
Japan Wind Development Co. Ltd.[b]	273	1,176,948

		1,176,948

NORWAY – 5.49%
Renewable Energy Corp. ASA[a]	568,386	4,966,508

		4,966,508

PORTUGAL – 5.43%
EDP Renovaveis SAa	447,096	4,911,204

		4,911,204

Security	Shares	Value
SPAIN – 10.65%
Gamesa Corporacion Tecnologica SA	238,719	$5,342,203
Iberdrola Renovables SA	872,079	4,283,052

		9,625,255

UNITED KINGDOM – 1.09%
PV Crystalox Solar PLC	833,742	988,083

		988,083

UNITED STATES – 23.44%
Covanta Holding Corp.[a]	240,942	4,096,014
Energy Conversion Devices Inc.[a],b	154,713	1,791,577
Evergreen Solar Inc.[a,b]	406,029	779,576
First Solar Inc.[a,b]	25,584	3,910,770
FuelCell Energy Inc.[a]	155,610	664,455
GT Solar International Inc.[a,b]	98,865	574,406
MEMC Electronic Materials Inc.[a]	188,760	3,139,079
Ormat Technologies Inc.	51,675	2,109,373
SunPower Corp. Class Aa,b	138,177	4,130,111

		21,195,361

TOTAL COMMON STOCKS
(Cost: $78,977,858)		85,466,383

PREFERRED STOCKS – 5.30%

BRAZIL – 5.30%
Companhia Paranaense de Energia SP ADR	271,986	4,795,114

		4,795,114

TOTAL PREFERRED STOCKS
(Cost: $3,508,276)		4,795,114

SHORT-TERM INVESTMENTS – 34.68%

MONEY MARKET FUNDS – 34.68%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.22%[c,d,e]	27,187,070	27,187,070
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.18%[c,d,e]	4,149,275	4,149,275

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL CLEAN ENERGY INDEX FUND

September 30, 2009

Security	Shares	Value
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.04%[c,d]	23,453	$23,453

		31,359,798

TOTAL SHORT-TERM INVESTMENTS
(Cost: $31,359,798)		31,359,798

TOTAL INVESTMENTS IN SECURITIES – 134.50%
(Cost: $113,845,932)		121,621,295

Other Assets, Less Liabilities – (34.50)%		(31,193,491)

NET ASSETS – 100.00%		$90,427,804

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

24	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

September 30, 2009

Security	Shares	Value
COMMON STOCKS – 99.33%

AUSTRALIA – 0.58%
Crown Ltd.	29,564	$232,999
Tabcorp Holdings Ltd.	35,568	223,815

		456,814

CANADA – 1.94%
Canadian Tire Corp. Ltd. Class A	3,116	167,689
Gildan Activewear Inc.[a]	5,928	116,870
Groupe Aeroplan Inc.	10,982	101,297
Magna International Inc. Class A	5,213	221,624
Shaw Communications Inc. Class B	14,288	257,991
Thomson Reuters Corp.	8,633	288,759
Tim Hortons Inc.	8,778	248,954
Yellow Pages Income Fund	24,973	125,644

		1,528,828

FRANCE – 8.68%
Accor SA	6,954	386,664
Christian Dior SA	2,622	258,699
Compagnie Generale des Etablissements Michelin Class B	6,498	509,195
Hermes International	3,496	515,354
Lagardere SCA	4,294	199,782
LVMH Moet Hennessy Louis Vuitton SA	12,350	1,240,714
PPR SA	3,382	432,998
PSA Peugeot Citroen SAa	7,258	221,039
Publicis Groupe SA	6,080	243,596
Renault SAa	9,234	430,093
SES SA	14,934	338,350
Societe Television Francaise 1	3,838	67,376
Sodexo	4,560	272,880
Valeo SAa	4,066	106,890
Vivendi SA	52,212	1,613,750

		6,837,380

GERMANY – 5.77%
Adidas AG	10,944	578,606
Bayerische Motoren Werke AG	14,554	700,964
Daimler AG Registered	47,766	2,402,142
Puma AG	347	115,101
TUI AGa	9,006	92,807
Volkswagen AGb	3,990	655,129

		4,544,749

Security	Shares	Value
HONG KONG – 1.23%
Esprit Holdings Ltd.	53,200	$356,953
Li & Fung Ltd.	152,000	612,899

		969,852

ITALY – 1.29%
Fiat SpA[a]	36,898	474,078
Luxottica Group SpA[a]	8,018	207,442
Mediaset SpA	34,466	240,811
Pirelli & C. SpA[a]	170,544	91,238

		1,013,569

JAPAN – 18.44%
Bridgestone Corp.	30,400	546,986
Denso Corp.	22,800	672,273
Dentsu Inc.	7,600	177,405
Fast Retailing Co. Ltd.	2,400	304,507
Honda Motor Co. Ltd.	68,400	2,112,314
Marui Group Co. Ltd.	11,400	81,870
Nikon Corp.	15,000	275,088
Nippon Television Network Corp.	760	109,499
Nissan Motor Co. Ltd.[a]	95,000	644,050
NOK Corp.	7,900	118,057
Oriental Land Co. Ltd.	2,300	162,350
Panasonic Corp.	91,200	1,347,603
SANYO Electric Co. Ltd.[a,b]	76,000	180,801
Sekisui House Ltd.	25,000	226,169
Sharp Corp.	38,000	423,566
Sony Corp.	45,600	1,352,186
Suzuki Motor Corp.	19,000	444,575
Toyota Industries Corp.	7,600	209,237
Toyota Motor Corp.	121,600	4,848,517
Yamada Denki Co. Ltd.	4,180	283,849

		14,520,902

MEXICO – 0.41%
Grupo Televisa SA CPO	87,400	324,164

		324,164

NETHERLANDS – 0.70%
Reed Elsevier NV	26,258	295,920
Wolters Kluwer NV	12,084	257,794

		553,714

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

September 30, 2009

Security	Shares	Value
SOUTH KOREA – 0.45%
Hyundai Motor Co. Ltd. Class A SP GDR[c,d]	7,549	$357,521

		357,521

SPAIN – 0.76%
Industria de Diseno Textil SA	10,374	594,568

		594,568

SWEDEN – 1.96%
Electrolux AB Class Ba	16,036	365,765
Hennes & Mauritz AB Class B	21,090	1,180,740

		1,546,505

SWITZERLAND – 0.87%
Compagnie Financiere Richemont SA Class A Bearer Units	13,642	384,945
Swatch Group AG (The) Bearer	1,272	299,229

		684,174

UNITED KINGDOM – 6.32%
Aegis Group PLC	35,834	64,188
British Sky Broadcasting Group PLC	46,588	425,828
Carnival PLC	7,334	250,076
Compass Group PLC	86,260	527,421
Daily Mail & General Trust PLC Class A NVS	11,180	82,108
DSG International PLC[a]	171,912	73,548
Enterprise Inns PLC	26,795	53,354
GKN PLC[a]	69,135	125,719
Home Retail Group PLC	36,708	159,630
InterContinental Hotels Group PLC	13,719	178,275
ITV PLC	129,010	91,137
Kesa Electricals PLC	24,437	56,085
Kingfisher PLC	106,248	361,776
Ladbrokes PLC	28,044	84,053
Marks & Spencer Group PLC	72,010	417,028
Mitchells & Butlers PLC[a]	16,233	67,424
Next PLC	8,474	242,868
Pearson PLC	32,262	397,822
Persimmon PLC[a]	14,972	109,287
Reed Elsevier PLC	48,488	363,163
United Business Media Ltd.	8,246	61,681
WH Smith PLC	6,726	48,515
Whitbread PLC	8,368	162,742

Security	Shares	Value
William Hill PLC	35,796	$100,932
WPP PLC	55,404	475,838

		4,980,498

UNITED STATES – 49.93%
Abercrombie & Fitch Co. Class A	4,112	135,203
Amazon.com Inc.[a]	14,972	1,397,786
Apollo Group Inc. Class Aa	5,624	414,320
AutoNation Inc.[a,b]	4,262	77,057
AutoZone Inc.[a,b]	1,596	233,367
Bed Bath & Beyond Inc.[a]	12,008	450,780
Best Buy Co. Inc.	15,504	581,710
Big Lots Inc.[a]	4,066	101,731
Black & Decker Corp. (The)	2,736	126,649
Carnival Corp.	20,710	689,229
CBS Corp. Class B NVS	30,362	365,862
Coach Inc.	14,782	486,623
Comcast Corp. Class A	130,188	2,198,875
D.R. Horton Inc.	13,384	152,711
Darden Restaurants Inc.	6,764	230,855
DeVry Inc.	2,888	159,764
DIRECTV Group Inc. (The)[a,b]	22,306	615,199
Eastman Kodak Co.	13,262	63,392
Expedia Inc.[a]	10,260	245,727
Family Dollar Stores Inc.	6,270	165,528
Ford Motor Co.[a]	146,224	1,054,275
Fortune Brands Inc.	7,334	315,215
GameStop Corp. Class Aa	7,448	197,149
Gannett Co. Inc.	9,272	115,993
Gap Inc. (The)	21,090	451,326
Genuine Parts Co.	9,310	354,339
Goodyear Tire & Rubber Co. (The)[a]	11,476	195,436
H&R Block Inc.	15,922	292,646
Harley-Davidson Inc.	11,712	269,376
Harman International Industries Inc.	3,382	114,582
Hasbro Inc.	6,194	171,883
Home Depot Inc. (The)	76,532	2,038,812
International Game Technology	13,528	290,581
Interpublic Group of Companies Inc. (The)[a]	23,029	173,178
J.C. Penney Co. Inc.	10,108	341,145
Johnson Controls Inc.	27,284	697,379
KB Home	4,104	68,167

26	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

September 30, 2009

Security	Shares	Value
Kohl’s Corp.[a]	13,946	$795,619
Leggett & Platt Inc.	7,220	140,068
Lennar Corp. Class A	7,220	102,885
Limited Brands Inc.	11,970	203,370
Lowe’s Companies Inc.	66,880	1,400,467
Macy’s Inc.	18,886	345,425
Marriott International Inc. Class A	13,110	361,705
Mattel Inc.	17,518	323,382
McDonald’s Corp.	49,894	2,847,451
McGraw-Hill Companies Inc. (The)	14,022	352,513
Meredith Corp.[b]	346	10,359
New York Times Co. (The) Class A	4,414	35,842
Newell Rubbermaid Inc.	12,426	194,964
News Corp. Class A	103,512	1,241,109
Nike Inc. Class B	17,670	1,143,249
Nordstrom Inc.	6,992	213,536
Office Depot Inc.[a]	12,959	85,789
Omnicom Group Inc.	14,250	526,395
O’Reilly Automotive Inc.[a]	5,890	212,865
Polo Ralph Lauren Corp.	2,624	201,051
Pulte Homes Inc.	14,073	154,662
RadioShack Corp.	6,273	103,944
Scripps Networks Interactive Inc. Class A	4,370	161,471
Sears Holdings Corp.[a,b]	2,546	166,279
Sherwin-Williams Co. (The)	4,294	258,327
Snap-On Inc.	3,002	104,350
Stanley Works (The)	3,686	157,355
Staples Inc.	31,730	736,771
Starbucks Corp.[a]	34,352	709,369
Starwood Hotels & Resorts Worldwide Inc.	9,052	298,988
Target Corp.	33,972	1,585,813
Thomson Reuters Corp.	7,296	244,927
Tiffany & Co.	5,130	197,659
Time Warner Cable Inc.	16,016	690,129
Time Warner Inc.	52,972	1,524,534
TJX Companies Inc. (The)	18,620	691,733
VF Corp.	3,990	288,996
Viacom Inc. Class B NVS[a]	27,398	768,240
Walt Disney Co. (The)	82,878	2,275,830
Washington Post Co. (The) Class B	190	88,935

Security	Shares	Value
Whirlpool Corp.	3,534	$247,239
Wyndham Worldwide Corp.	8,857	144,546
Wynn Resorts Ltd.[a]	3,420	242,444
Yum! Brands Inc.	21,166	714,564

		39,328,999

TOTAL COMMON STOCKS
(Cost: $70,277,358)		78,242,237

PREFERRED STOCKS – 0.44%

GERMANY – 0.44%
Porsche Automobil Holding SE	4,370	343,335

		343,335

TOTAL PREFERRED STOCKS
(Cost: $283,568)		343,335

SHORT-TERM INVESTMENTS – 2.47%

MONEY MARKET FUNDS – 2.47%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.22%[e,f,g]	1,677,187	1,677,187
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.18%[e,f,g]	255,972	255,972
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.04%[e,f]	12,519	12,519

		1,945,678

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,945,678)		1,945,678

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

September 30, 2009

Security	Value
TOTAL INVESTMENTS IN SECURITIES – 102.24%
(Cost: $72,506,604)	$80,531,250

Other Assets, Less Liabilities – (2.24)%	(1,761,768)

NET ASSETS – 100.00%	$78,769,482

NVS – Non-Voting Shares

SP GDR – Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Security valued using Level 3 inputs. See Note 1.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

28	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL CONSUMER STAPLES SECTOR INDEX FUND

September 30, 2009

Security	Shares	Value
COMMON STOCKS – 98.34%

AUSTRALIA – 3.49%
Coca-Cola Amatil Ltd.	60,818	$526,551
Foster’s Group Ltd.	232,368	1,138,174
Wesfarmers Ltd.	140,248	3,278,823
Woolworths Ltd.	148,332	3,829,129

		8,772,677

BELGIUM – 2.20%
Anheuser-Busch InBev NV	90,240	4,116,058
Colruyt SA	2,446	574,196
Delhaize Group	12,126	840,854

		5,531,108

CANADA – 1.01%
George Weston Ltd.	5,640	292,904
Loblaw Companies Ltd.	12,314	362,548
Metro Inc. Class A	12,878	419,828
Saputo Inc.	16,262	380,755
Shoppers Drug Mart Corp.	26,602	1,089,064

		2,545,099

DENMARK – 0.37%
Carlsberg A/S Class B	12,690	918,148

		918,148

FRANCE – 5.41%
Carrefour SAa	71,910	3,258,436
Casino Guichard-Perrachon SA	6,862	543,636
Danone SA	77,926	4,690,585
L’Oreal SA	29,610	2,940,940
Pernod Ricard SA	27,166	2,154,983

		13,588,580

GERMANY – 0.58%
Beiersdorf AG	11,938	700,259
METRO AG	13,442	759,402

		1,459,661

IRELAND – 0.19%
Kerry Group PLC Class A	16,356	467,369

		467,369

JAPAN – 4.70%
AEON Co. Ltd.	84,617	811,816
Ajinomoto Co. Inc.	70,000	702,854
Asahi Breweries Ltd.	47,098	863,739

Security	Shares	Value
Japan Tobacco Inc.	564	$1,940,157
Kao Corp.	64,600	1,601,742
Kirin Holdings Co. Ltd.	98,596	1,515,252
Nippon Meat Packers Inc.	9,000	115,999
Nissin Foods Holdings Co. Ltd.	9,400	362,205
Seven & I Holdings Co. Ltd.	94,037	2,258,106
Shiseido Co. Ltd.	36,000	629,251
Uni-Charm Corp.	5,400	513,855
Yakult Honsha Co. Ltd.	18,820	503,422

		11,818,398

MEXICO – 1.08%
Fomento Economico Mexicano SAB de CV BD Units	263,209	1,001,376
Grupo Modelo SAB de CV Series Cb	85,137	318,923
Kimberly-Clark de Mexico SAB de CV Series A	75,217	315,291
Wal-Mart de Mexico SAB de CV Series V	310,285	1,078,465

		2,714,055

NETHERLANDS – 3.58%
Heineken NV	29,234	1,346,251
Koninklijke Ahold NV	143,914	1,729,152
Unilever NV CVA	205,954	5,929,041

		9,004,444

SINGAPORE – 0.50%
Wilmar International Ltd.[a]	282,000	1,264,852

		1,264,852

SOUTH KOREA – 0.35%
KT&G Corp. Class A SP GDR[c,d]	28,532	865,090

		865,090

SWEDEN – 0.25%
Swedish Match AB	31,490	630,444

		630,444

SWITZERLAND – 7.50%
Nestle SA Registered	442,834	18,845,998

		18,845,998

UNITED KINGDOM – 15.03%
Associated British Foods PLC	42,676	578,110
British American Tobacco PLC	242,332	7,608,071
Cadbury PLC	166,286	2,135,575

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL CONSUMER STAPLES SECTOR INDEX FUND

September 30, 2009

Security	Shares	Value
Diageo PLC	305,312	$4,687,687
Imperial Tobacco Group PLC	124,080	3,587,928
J Sainsbury PLC	167,884	872,642
Reckitt Benckiser PLC	72,380	3,539,970
SABMiller PLC	110,732	2,672,427
Tate & Lyle PLC	55,084	372,481
Tesco PLC	961,620	6,145,716
Unilever PLC	154,912	4,405,146
Wm Morrison Supermarkets PLC	257,654	1,142,695

		37,748,448

UNITED STATES – 52.10%
Altria Group Inc.	252,484	4,496,740
Archer-Daniels-Midland Co.	77,456	2,263,264
Avon Products Inc.	51,794	1,758,924
Brown-Forman Corp. Class B NVS	13,912	670,837
Campbell Soup Co.	23,688	772,703
Clorox Co. (The)	17,014	1,000,763
Coca-Cola Co. (The)	280,684	15,072,731
Coca-Cola Enterprises Inc.	38,070	815,079
Colgate-Palmolive Co.	60,160	4,589,005
ConAgra Foods Inc.	53,674	1,163,652
Constellation Brands Inc. Class Ab	25,098	380,235
Costco Wholesale Corp.	53,110	2,998,591
CVS Caremark Corp.	175,310	6,265,579
Dean Foods Co.[b]	21,150	376,258
Dr Pepper Snapple Group Inc.[b]	30,456	875,610
Estee Lauder Companies Inc. (The) Class A	14,946	554,198
General Mills Inc.	39,480	2,541,722
H.J. Heinz Co.	39,386	1,565,593
Hershey Co. (The)	19,928	774,402
Hormel Foods Corp.	8,836	313,855
J.M. Smucker Co. (The)	14,100	747,441
Kellogg Co.	31,020	1,527,115
Kimberly-Clark Corp.	50,666	2,988,281
Kraft Foods Inc. Class A	178,224	4,681,944
Kroger Co. (The)	80,464	1,660,777
Lorillard Inc.	19,928	1,480,650
McCormick & Co. Inc. NVS	16,168	548,742

Security	Shares	Value
Molson Coors Brewing Co. Class B NVS	19,082	$928,912
Pepsi Bottling Group Inc.	17,484	637,117
PepsiCo Inc.	188,846	11,077,706
Philip Morris International Inc.	234,436	11,426,411
Procter & Gamble Co. (The)	353,158	20,454,911
Reynolds American Inc.	21,244	945,783
Safeway Inc.	52,452	1,034,353
Sara Lee Corp.	84,976	946,633
SUPERVALU Inc.	26,790	403,457
Sysco Corp.	73,602	1,829,010
Tyson Foods Inc. Class A	36,566	461,829
Walgreen Co.	120,320	4,508,390
Wal-Mart Stores Inc.	261,602	12,842,042
Whole Foods Market Inc.[a,b]	17,014	518,757

		130,900,002

TOTAL COMMON STOCKS
(Cost: $265,065,934)		247,074,373

PREFERRED STOCKS – 0.96%

BRAZIL – 0.60%
Companhia de Bebidas das Americas SP ADR	18,236	1,500,094

		1,500,094

GERMANY – 0.36%
Henkel AG & Co. KGaA	21,244	913,560

		913,560

TOTAL PREFERRED STOCKS
(Cost: $2,074,641)		2,413,654

SHORT-TERM INVESTMENTS – 1.24%

MONEY MARKET FUNDS – 1.24%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.22%[e,f,g]	2,464,774	2,464,774
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.18%[e,f,g]	376,172	376,172

30	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL CONSUMER STAPLES SECTOR INDEX FUND

September 30, 2009

Security	Shares	Value
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.04%[e,f]	268,916	$268,916

		3,109,862

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,109,862)		3,109,862

TOTAL INVESTMENTS IN SECURITIES – 100.54%
(Cost: $270,250,437)		252,597,889

Other Assets, Less Liabilities – (0.54)%		(1,350,672)

NET ASSETS – 100.00%		$251,247,217

NVS – Non-Voting Shares

SP ADR – Sponsored American Depositary Receipts

SP GDR – Sponsored Global Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Security valued using Level 3 inputs. See Note 1.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

September 30, 2009

Security	Shares	Value
COMMON STOCKS – 97.05%

AUSTRALIA – 2.54%
Oil Search Ltd.	404,768	$2,304,121
Origin Energy Ltd.	370,552	5,337,140
Santos Ltd.	346,528	4,648,590
Woodside Petroleum Ltd.	198,744	9,143,681
WorleyParsons Ltd.	84,084	2,204,730

		23,638,262

AUSTRIA – 0.27%
OMV AG	63,154	2,545,047

		2,545,047

CANADA – 11.35%
ARC Energy Trust	91,728	1,726,363
Cameco Corp.	160,888	4,453,538
Canadian Natural Resources Ltd.	225,134	15,165,553
Canadian Oil Sands Trust	202,020	5,787,865
Enbridge Inc.	156,702	6,069,228
EnCana Corp.	311,948	18,019,916
Enerplus Resources Fund	69,160	1,578,701
Husky Energy Inc.	105,742	2,969,406
Imperial Oil Ltd.	104,650	3,973,248
Nexen Inc.	219,856	4,985,833
Penn West Energy Trust	165,620	2,620,169
Suncor Energy Inc.	650,321	22,660,957
Talisman Energy Inc.	427,882	7,427,040
TransCanada Corp.	262,626	8,165,312

		105,603,129

CHINA – 2.05%
CNOOC Ltd.	6,552,000	8,809,213
PetroChina Co. Ltd. SP ADR[a]	89,908	10,227,035

		19,036,248

FRANCE – 6.54%
Technip SA	47,502	3,030,780
Total SA	973,882	57,802,164

		60,832,944

ITALY – 3.79%
Eni SpA[a]	1,139,320	28,444,076
Saipem SpA	111,202	3,345,155
Tenaris SA	195,468	3,480,016

		35,269,247

Security	Shares	Value
JAPAN – 0.86%
INPEX Corp.	364	$3,114,134
Nippon Oil Corp.	546,000	3,073,480
TonenGeneral Sekiyu K.K.	182,000	1,782,699

		7,970,313

NORWAY – 1.21%
StatoilHydro ASA	58,058	1,299,784
StatoilHydro ASA SP ADR	443,534	9,997,256

		11,297,040

SPAIN – 1.01%
Repsol YPF SA	231,686	6,295,604
Repsol YPF SA SP ADR	113,932	3,094,393

		9,389,997

UNITED KINGDOM – 18.60%
AMEC PLC	127,582	1,540,564
BG Group PLC	1,386,840	24,110,123
BP PLC	7,758,296	68,617,516
Royal Dutch Shell PLC Class A	1,465,282	41,796,300
Royal Dutch Shell PLC Class B	1,113,294	30,910,292
Tullow Oil PLC	334,334	6,031,609

		173,006,404

UNITED STATES – 48.83%
Anadarko Petroleum Corp.	205,296	12,878,219
Apache Corp.	139,776	12,835,630
Baker Hughes Inc.	131,222	5,597,931
BJ Services Co.	120,302	2,337,468
Cabot Oil & Gas Corp.	42,770	1,529,028
Cameron International Corp.[b]	89,908	3,400,321
Chesapeake Energy Corp.	265,538	7,541,279
Chevron Corp.	831,740	58,579,448
ConocoPhillips	614,250	27,739,530
CONSOL Energy Inc.	76,258	3,439,998
Denbury Resources Inc.[b]	103,376	1,564,079
Devon Energy Corp.	184,730	12,437,871
Diamond Offshore Drilling Inc.	28,392	2,712,004
El Paso Corp.	297,388	3,069,044
ENSCO International Inc.	59,878	2,547,210
EOG Resources Inc.	104,650	8,739,322
Exxon Mobil Corp.	1,995,994	136,945,148
FMC Technologies Inc.[b]	52,052	2,719,196
Halliburton Co.	372,736	10,108,600

32	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

September 30, 2009

Security	Shares	Value
Hess Corp.	120,120	$6,421,615
Marathon Oil Corp.	295,386	9,422,813
Massey Energy Co.	36,218	1,010,120
Murphy Oil Corp.	80,444	4,631,161
Nabors Industries Ltd.[b]	118,118	2,468,666
National Oilwell Varco Inc.[b]	173,992	7,504,275
Noble Energy Inc.	72,982	4,813,893
Occidental Petroleum Corp.	336,154	26,354,474
Peabody Energy Corp.	111,748	4,159,261
Pioneer Natural Resources Co.	49,504	1,796,500
Range Resources Corp.	64,974	3,207,117
Rowan Companies Inc.	46,410	1,070,679
Schlumberger Ltd.	495,950	29,558,620
Smith International Inc.	91,546	2,627,370
Southwestern Energy Co.[b]	143,234	6,113,227
Spectra Energy Corp.	271,908	5,149,938
Sunoco Inc.	51,324	1,460,168
Tesoro Corp.[a]	60,424	905,152
Valero Energy Corp.	232,414	4,506,507
Williams Companies Inc. (The)	245,518	4,387,407
XTO Energy Inc.	241,514	9,979,358

		454,269,647

TOTAL COMMON STOCKS
(Cost: $965,768,350)		902,858,278

PREFERRED STOCKS – 2.74%

BRAZIL – 2.74%
Petroleo Brasileiro SA SP ADR	647,738	25,462,581

		25,462,581

TOTAL PREFERRED STOCKS
(Cost: $19,400,708)		25,462,581

SHORT-TERM INVESTMENTS – 1.85%

MONEY MARKET FUNDS – 1.85%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.22%[c,d,e]	14,134,106	14,134,106

Security	Shares	Value
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.18%[c,d,e]	2,157,139	$2,157,139
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.04% [c,d]	872,091	872,091

		17,163,336

TOTAL SHORT-TERM INVESTMENTS
(Cost: $17,163,336)		17,163,336

TOTAL INVESTMENTS IN SECURITIES – 101.64%
(Cost: $1,002,332,394)		945,484,195

Other Assets, Less Liabilities – (1.64)%		(15,215,099)

NET ASSETS – 100.00%		$930,269,096

SP ADR – Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

September 30, 2009

Security	Shares	Value
COMMON STOCKS – 98.69%

AUSTRALIA – 8.32%
AMP Ltd.	168,190	$967,803
ASX Ltd.	13,344	414,542
Australia and New Zealand Banking Group Ltd.	169,441	3,647,284
AXA Asia Pacific Holdings Ltd.	72,419	279,302
BGP Holdings PLC[a]	608,993	89
CFS Retail Property Trust	104,250	184,932
Commonwealth Bank of Australia	114,675	5,237,432
GPT Group	699,587	422,933
Insurance Australia Group Ltd.	164,159	547,641
Lend Lease Corp. Ltd.	32,526	304,282
Macquarie Group Ltd.	23,352	1,211,621
National Australia Bank Ltd.	147,757	4,011,195
QBE Insurance Group Ltd.	77,701	1,649,915
Stockland Corp. Ltd.	186,209	670,502
Suncorp-Metway Ltd.	103,589	811,832
Westfield Group	160,267	1,966,067
Westpac Banking Corp.	222,539	5,155,547

		27,482,919

AUSTRIA – 0.22%
Erste Group Bank AG	15,985	713,575

		713,575

BELGIUM – 0.91%
Dexia SAb,c	89,655	825,607
Fortis[b]	182,229	852,632
Groupe Bruxelles Lambert SA	5,421	500,155
KBC Groep NVb	16,819	843,857

		3,022,251

BRAZIL – 1.10%
Itau Unibanco Holding SA SP ADR	179,866	3,624,300

		3,624,300

CANADA – 7.10%
Bank of Montreal	41,283	2,083,574
Bank of Nova Scotia	76,867	3,499,944
Brookfield Asset Management Inc. Class A	40,171	912,110
Canadian Imperial Bank of Commerce	29,190	1,775,659

Security	Shares	Value
Manulife Financial Corp.	122,320	$2,564,241
National Bank of Canada	12,510	693,977
Power Corp. of Canada	25,854	705,306
Royal Bank of Canada	106,474	5,709,102
Sun Life Financial Inc.	42,812	1,338,249
Toronto-Dominion Bank (The)	64,496	4,161,323

		23,443,485

CHILE – 0.12%
Banco de Chile SP ADR	3,083	146,443
Banco Santander Chile SA SP ADR	4,170	239,942

		386,385

CHINA – 2.13%
China Construction Bank Class H	2,484,000	1,983,982
China Life Insurance Co. Ltd. Class Hc	580,000	2,525,790
Industrial and Commercial Bank of China Ltd. Class H	3,336,000	2,513,821

		7,023,593

DENMARK – 0.34%
Danske Bank A/Sb	42,534	1,112,800

		1,112,800

FINLAND – 0.26%
Sampo OYJ Class A	33,638	846,193

		846,193

FRANCE – 4.60%
AXA	135,942	3,676,069
BNP Paribas	64,635	5,158,443
Credit Agricole SA	69,083	1,441,975
Societe Generale	44,480	3,575,903
Unibail-Rodamco SE	6,394	1,326,680

		15,179,070

GERMANY – 3.72%
Allianz SE Registered	34,472	4,301,600
Commerzbank AGb,c	59,631	755,264
Deutsche Bank AG Registered	47,121	3,612,242
Deutsche Boerse AG	15,151	1,236,866
Muenchener Rueckversicherungs- Gesellschaft AG Registered	15,012	2,392,450

		12,298,422

34	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

September 30, 2009

Security	Shares	Value
GREECE – 0.51%
National Bank of Greece SA SP ADR	235,069	$1,694,847

		1,694,847

HONG KONG – 2.15%
BOC Hong Kong (Holdings) Ltd.	208,500	457,352
Cheung Kong (Holdings) Ltd.	139,000	1,763,943
Hang Seng Bank Ltd.	41,700	601,014
Hong Kong Exchanges and Clearing Ltd.	78,500	1,423,120
Sun Hung Kai Properties Ltd.	139,000	2,048,219
Swire Pacific Ltd. Class A	69,500	816,956

		7,110,604

IRELAND – 0.00%
Anglo Irish Bank Corp. Ltd.[a]	47,975	7

		7

ITALY – 4.09%
Alleanza Assicurazioni SpA	31,306	282,110
Assicurazioni Generali SpA	92,852	2,542,069
Banca Monte dei Paschi di Siena SpA	294,610	629,583
Banca Popolare di Milano Scrl	36,835	279,977
Banco Popolare SpA[b]	54,071	518,078
Intesa Sanpaolo SpA[b]	655,110	2,894,268
Mediobanca SpA	35,465	484,178
Mediolanum SpA	15,985	111,102
UniCredit SpA[b]	1,280,051	4,995,705
Unione di Banche Italiane ScpA	50,487	774,129

		13,511,199

JAPAN – 5.65%
Credit Saison Co. Ltd.	13,900	163,940
Daiwa House Industry Co. Ltd.	28,000	293,963
Daiwa Securities Group Inc.	139,000	718,791
Mitsubishi Estate Co. Ltd.	62,000	977,763
Mitsubishi UFJ Financial Group Inc.	834,000	4,489,730
Mitsui Fudosan Co. Ltd.	36,000	610,756
Mitsui Sumitomo Insurance Group Holdings Inc.	27,800	768,470
Mizuho Financial Group Inc.	1,125,900	2,238,345
Nipponkoa Insurance Co. Ltd.	16,000	100,430
Nomura Holdings Inc.[c]	222,400	1,373,621
ORIX Corp.	8,340	510,451
Promise Co. Ltd.[b,c]	13,900	76,071

Security	Shares	Value
Shinsei Bank Ltd.[b]	139,000	$214,240
Sompo Japan Insurance Inc.	38,000	256,347
Sumitomo Mitsui Financial Group Inc.	70,300	2,457,575
Sumitomo Realty & Development Co. Ltd.	17,000	311,956
Sumitomo Trust and Banking Co. Ltd. (The)	139,000	740,526
T&D Holdings Inc.	27,800	754,498
Tokio Marine Holdings Inc.	55,600	1,614,564

		18,672,037

NETHERLANDS – 1.11%
Aegon NVb	103,416	876,898
ING Groep NV CVA[b]	155,958	2,781,158

		3,658,056

NORWAY – 0.21%
DnB NOR ASA[b]	59,214	682,732

		682,732

PORTUGAL – 0.25%
Banco Comercial Portugues SA Registered	286,165	422,889
Banco Espirito Santo SA Registered	55,647	394,495

		817,384

SINGAPORE – 1.13%
DBS Group Holdings Ltd.	139,000	1,310,046
Oversea-Chinese Banking Corp. Ltd.	139,000	774,387
United Overseas Bank Ltd.	139,000	1,655,314

		3,739,747

SOUTH KOREA – 0.89%
KB Financial Group Inc. SP ADR[b]	27,780	1,429,837
Shinhan Financial Group Co. Ltd. SP ADR	18,822	1,508,960

		2,938,797

SPAIN – 5.11%
Banco Bilbao Vizcaya Argentaria SA	283,143	5,020,245
Banco de Sabadell SAc	88,265	652,181
Banco Popular Espanol SAc	100,080	1,002,066
Banco Santander SA	616,326	9,909,721
Bankinter SA	24,541	309,392

		16,893,605

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

September 30, 2009

Security	Shares	Value
SWEDEN – 1.55%
Investor AB Class B	30,858	$561,528
Nordea Bank AB	243,806	2,447,526
Skandinaviska Enskilda Banken AB Class Ab	132,084	887,756
Svenska Handelsbanken AB Class A	35,723	909,314
Swedbank AB Class Ab,c	32,526	309,313

		5,115,437
SWITZERLAND – 4.41%
Baloise Holding Registered	4,031	384,589
Credit Suisse Group AG Registered	78,396	4,344,211
Julius Baer Holding AG Registered	16,819	838,802
Swiss Life Holding AG Registered[b]	3,058	361,308
Swiss Reinsurance Co. Registered	28,078	1,265,830
UBS AG Registered[b]	263,266	4,812,949
Zurich Financial Services AG Registered	10,842	2,575,582

		14,583,271
UNITED KINGDOM – 10.59%
Aviva PLC	206,276	1,478,316
Barclays PLC[b,d]	830,803	4,916,356
British Land Co. PLC[c]	67,619	513,912
Friends Provident Group PLC	189,857	252,635
Hammerson PLC	56,036	353,376
HSBC Holdings PLC	1,301,457	14,903,434
Land Securities Group PLC	59,389	593,649
Legal & General Group PLC	464,399	652,123
Lloyds Banking Group PLC[b]	1,169,546	1,939,722
London Stock Exchange Group PLC	17,653	241,677
Man Group PLC	127,463	675,178
Old Mutual PLC	394,343	630,692
Provident Financial PLC	7,506	109,003
Prudential PLC	192,098	1,848,000
Royal Bank of Scotland Group PLC[b]	1,272,128	1,077,309
RSA Insurance Group PLC	247,698	530,056
Schroders PLC	8,757	153,080
SEGRO PLC	51,708	303,920
Standard Chartered PLC	118,706	2,927,525
Standard Life PLC	170,275	596,401
3i Group PLC	59,604	275,116

		34,971,480

Security	Shares	Value
UNITED STATES – 32.22%
Aflac Inc.	35,862	$1,532,742
Allstate Corp. (The)	41,422	1,268,342
American Express Co.	90,211	3,058,153
American International Group Inc.[b]	10,346	456,362
Ameriprise Financial Inc.	18,070	656,483
Aon Corp.	21,267	865,354
Apartment Investment and Management Co. Class A	8,978	132,425
Assurant Inc.	8,757	280,749
AvalonBay Communities Inc.[c]	6,445	468,745
Bank of America Corp.	647,879	10,962,113
Bank of New York Mellon Corp. (The)	90,072	2,611,187
BB&T Corp.	47,816	1,302,508
Boston Properties Inc.	9,105	596,833
Capital One Financial Corp.	33,499	1,196,919
CB Richard Ellis Group Inc. Class Ab	20,016	234,988
Charles Schwab Corp. (The)	71,724	1,373,515
Chubb Corp.	26,827	1,352,349
Cincinnati Financial Corp.	13,205	343,198
Citigroup Inc.	967,996	4,685,101
CME Group Inc.	5,004	1,542,183
Comerica Inc.	12,232	362,923
Credicorp Ltd.	3,614	281,025
Discover Financial Services	38,642	627,160
E*TRADE Financial Corp.[b]	73,531	128,679
Equity Residential	21,823	669,966
Federated Investors Inc. Class B	5,977	157,613
Fifth Third Bancorp	60,326	611,102
First Horizon National Corp.[b]	17,480	231,260
Franklin Resources Inc.	11,537	1,160,622
Genworth Financial Inc. Class A	34,194	408,618
Goldman Sachs Group Inc. (The)	37,336	6,882,892
Hartford Financial Services Group Inc. (The)	27,800	736,700
HCP Inc.	20,433	587,244
Health Care REIT Inc.	8,402	349,691
Host Hotels & Resorts Inc.	42,256	497,353
Hudson City Bancorp Inc.	41,700	548,355
Huntington Bancshares Inc.	36,279	170,874
IntercontinentalExchange Inc.[b]	5,560	540,376

36	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

September 30, 2009

Security	Shares	Value
Invesco Ltd.	30,441	$692,837
Janus Capital Group Inc.	13,344	189,218
JPMorgan Chase & Co.	294,402	12,900,696
KeyCorp	55,461	360,497
Kimco Realty Corp.	23,630	308,135
Legg Mason Inc.	11,676	362,306
Leucadia National Corp.[b]	12,927	319,555
Lincoln National Corp.	21,128	547,427
Loews Corp.	27,800	952,150
M&T Bank Corp.[c]	5,977	372,487
Marsh & McLennan Companies Inc.	40,171	993,429
Marshall & Ilsley Corp.	25,715	207,520
MBIA Inc.[b,c]	15,151	117,572
MetLife Inc.	62,411	2,375,987
Moody’s Corp.	14,734	301,458
Morgan Stanley	101,609	3,137,686
NASDAQ OMX Group Inc. (The)[b]	10,981	231,150
Northern Trust Corp.	17,375	1,010,530
NYSE Euronext Inc.	20,433	590,309
People’s United Financial Inc.	26,132	406,614
Plum Creek Timber Co. Inc.	13,205	404,601
PNC Financial Services Group Inc. (The)	33,777	1,641,224
Principal Financial Group Inc.	23,491	643,418
Progressive Corp. (The)[b]	52,125	864,233
ProLogis	32,387	386,053
Prudential Financial Inc.	34,611	1,727,435
Public Storage	9,869	742,544
Regions Financial Corp.	86,458	536,904
Simon Property Group Inc.	20,714	1,438,173
SLM Corp.[b]	36,974	322,413
State Street Corp.	36,557	1,922,898
SunTrust Banks Inc.	33,499	755,402
T. Rowe Price Group Inc.	19,877	908,379
Torchmark Corp.	5,699	247,508
Travelers Companies Inc. (The)	43,924	2,162,379
U.S. Bancorp	143,448	3,135,773
Unum Group	26,271	563,250
Ventas Inc.	11,588	446,138
Vornado Realty Trust	11,313	728,670
Wells Fargo & Co.	351,948	9,917,895

Security	Shares	Value
XL Capital Ltd. Class A	26,827	$468,399
Zions Bancorporation[c]	10,147	182,342

		106,396,296

TOTAL COMMON STOCKS (Cost: $398,826,446)		325,918,492

PREFERRED STOCKS – 0.83%

BRAZIL – 0.83%
Banco Bradesco SA SP ADR	138,166	2,748,122

		2,748,122

TOTAL PREFERRED STOCKS (Cost: $2,048,020)		2,748,122

RIGHTS – 0.06%

BELGIUM – 0.00%
Fortis[a,b]	140,087	20

		20
FRANCE – 0.04%
BNP Paribas[b]	64,635	139,826

		139,826
SWEDEN – 0.02%
Swedbank ABb	31,824	62,575

		62,575

TOTAL RIGHTS (Cost: $109,067)		202,421

WARRANTS – 0.00%

ITALY – 0.00%
Mediobanca SpA (Expires 3/18/11)[a,b]	33,777	2,398

		2,398

TOTAL WARRANTS (Cost: $0)		2,398

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

September 30, 2009

Security	Shares	Value
SHORT-TERM INVESTMENTS – 1.66%

MONEY MARKET FUNDS – 1.66%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.22%[d,e,f]	4,472,212	$4,472,212
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.18%[d,e,f]	682,546	682,546
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.04% [d,e]	318,677	318,677

		5,473,435

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,473,435)		5,473,435

TOTAL INVESTMENTS IN SECURITIES – 101.24%
(Cost: $406,456,968)		334,344,868

Other Assets, Less Liabilities – (1.24)%		(4,097,150)

NET ASSETS – 100.00%		$330,247,718

SP ADR – Sponsored American Depositary Receipts

[a]	Security valued using Level 3 inputs. See Note 1.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

38	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

September 30, 2009

Security	Shares	Value
COMMON STOCKS – 99.44%

AUSTRALIA – 1.13%
CSL Ltd.	134,136	$3,961,053
Sonic Healthcare Ltd.	84,088	1,054,551

		5,015,604

BELGIUM – 0.20%
UCB SA	20,976	884,252

		884,252

CANADA – 0.12%
Biovail Corp.	35,328	543,761

		543,761

DENMARK – 1.53%
Novo Nordisk A/S Class B	109,296	6,834,822

		6,834,822

FRANCE – 4.53%
Essilor International SA	46,920	2,670,964
Sanofi-Aventis	238,648	17,493,914

		20,164,878

GERMANY – 3.86%
Bayer AG	184,368	12,760,385
Fresenius Medical Care AG & Co. KGaA	41,584	2,068,457
Merck KGaA	14,536	1,443,752
QIAGEN NVa	43,976	932,056

		17,204,650

IRELAND – 0.17%
Elan Corp. PLC[a]	105,616	756,611

		756,611

JAPAN – 4.10%
Astellas Pharma Inc.	92,035	3,793,032
Daiichi Sankyo Co. Ltd.	147,293	3,048,349
Eisai Co. Ltd.	55,200	2,083,833
Taisho Pharmaceutical Co. Ltd.	35,000	709,499
Takeda Pharmaceutical Co. Ltd.	157,700	6,587,346
Terumo Corp.	36,800	2,030,401

		18,252,460

SWITZERLAND – 13.32%
Actelion Ltd. Registered[a]	23,736	1,471,991
Lonza Group AG Registered	11,224	1,222,293

Security	Shares	Value
Nobel Biocare Holding AG Registered	27,416	$906,249
Novartis AG Registered	588,984	29,430,753
Roche Holding AG Bearer	5,888	983,367
Roche Holding AG Genusschein	156,584	25,276,172

		59,290,825

UNITED KINGDOM – 9.23%
AstraZeneca PLC	322,184	14,448,591
GlaxoSmithKline PLC	1,154,968	22,711,300
Shire PLC	124,568	2,159,630
Smith & Nephew PLC	196,512	1,761,604

		41,081,125

UNITED STATES – 61.25%
Abbott Laboratories	344,264	17,030,740
Aetna Inc.	97,336	2,708,861
Allergan Inc.	68,448	3,885,109
AmerisourceBergen Corp.	67,160	1,503,041
Amgen Inc.[a]	226,504	13,642,336
Baxter International Inc.	134,688	7,678,563
Becton, Dickinson and Co.	53,360	3,721,860
Biogen Idec Inc.[a]	64,216	3,244,192
Boston Scientific Corp.[a]	335,616	3,554,173
Bristol-Myers Squibb Co.	440,864	9,928,257
C.R. Bard Inc.	22,080	1,735,709
Cardinal Health Inc.	80,902	2,168,174
CareFusion Corp.[a]	40,452	881,854
Celgene Corp.[a]	102,488	5,729,079
Cephalon Inc.[a]	16,560	964,454
CIGNA Corp.	60,720	1,705,625
Coventry Health Care Inc.[a]	32,936	657,403
DaVita Inc.[a]	23,000	1,302,720
DENTSPLY International Inc.	32,936	1,137,609
Eli Lilly and Co.	225,400	7,444,962
Express Scripts Inc.[a]	61,272	4,753,482
Forest Laboratories Inc.[a]	67,160	1,977,190
Genzyme Corp.[a]	59,984	3,402,892
Gilead Sciences Inc.[a]	201,664	9,393,509
Hospira Inc.[a]	35,512	1,583,835
Humana Inc.[a]	37,720	1,406,956
IMS Health Inc.	41,400	635,490
Intuitive Surgical Inc.[a,b]	8,464	2,219,684
Johnson & Johnson	613,824	37,375,743

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

September 30, 2009

Security	Shares	Value
King Pharmaceuticals Inc.[a]	55,568	$598,467
Laboratory Corp. of America Holdings[a]	24,104	1,583,633
Life Technologies Corp.[a]	38,824	1,807,257
McKesson Corp.	59,248	3,528,218
Medco Health Solutions Inc.[a]	105,616	5,841,621
Medtronic Inc.	246,744	9,080,179
Merck & Co. Inc.	469,752	14,858,256
Millipore Corp.[a]	12,328	867,028
Mylan Inc.[a,b]	67,896	1,087,015
Patterson Companies Inc.[a]	20,240	551,540
PerkinElmer Inc.	25,760	495,622
Pfizer Inc.	1,503,096	24,876,239
Quest Diagnostics Inc.	34,776	1,814,959
Schering-Plough Corp.	364,320	10,292,040
St. Jude Medical Inc.[a]	77,096	3,007,515
Stryker Corp.	62,928	2,858,819
Tenet Healthcare Corp.[a]	92,000	540,960
Thermo Fisher Scientific Inc.[a]	91,080	3,977,464
UnitedHealth Group Inc.	259,256	6,491,770
Varian Medical Systems Inc.[a]	27,968	1,178,292
Waters Corp.[a]	21,528	1,202,554
Watson Pharmaceuticals Inc.[a]	23,184	849,462
WellPoint Inc.[a]	105,408	4,992,123
Wyeth	296,976	14,427,094
Zimmer Holdings Inc.[a]	47,840	2,557,048

		272,738,677

TOTAL COMMON STOCKS
(Cost: $530,594,141)		442,767,665

SHORT-TERM INVESTMENTS – 0.61%

MONEY MARKET FUNDS – 0.61%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.22%[c,d,e]	1,917,640	1,917,640
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.18%[c,d,e]	292,669	292,669

Security	Shares	Value
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.04%[c,d]	524,874	$524,874

		2,735,183

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,735,183)		2,735,183

TOTAL INVESTMENTS IN SECURITIES – 100.05%
(Cost: $533,329,324)		445,502,848

Other Assets, Less Liabilities – (0.05)%		(241,133)

NET ASSETS – 100.00%		$445,261,715

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

40	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

September 30, 2009

Security	Shares	Value
COMMON STOCKS – 99.63%

AUSTRALIA – 1.88%
Brambles Ltd.	88,566	$631,565
Leighton Holdings Ltd.	9,222	294,383
Macquarie Airports	89,726	224,893
Macquarie Infrastructure Group	153,642	200,005
Qantas Airways Ltd.	135,198	341,252
Toll Holdings Ltd.	42,746	321,798
Transurban Group	90,016	325,719

		2,339,615

BRAZIL – 0.17%
Empresa Brasileira de Aeronautica SA SP ADR[a]	8,932	204,900

		204,900

CANADA – 2.13%
Bombardier Inc. Class B	87,986	407,426
Canadian National Railway Co.	28,246	1,387,694
Canadian Pacific Railway Ltd.	10,150	473,786
Groupe Aeroplan Inc.	94	867
Jazz Air Income Fund[b]	133	455
SNC-Lavalin Group Inc.	8,584	386,692

		2,656,920

CHILE – 0.19%
LAN Airlines SA SP ADR	17,806	234,683

		234,683

CHINA – 0.25%
China Communications Construction Co. Ltd. Class Hc	290,000	313,946

		313,946

DENMARK – 1.07%
A.P. Moller - Maersk A/S Class B	61	419,191
Vestas Wind Systems A/Sa	12,702	917,146

		1,336,337

FINLAND – 0.73%
Kone OYJ Class B	13,108	481,298
Metso OYJ	8,294	233,132
Wartsila OYJ Class B	4,988	199,626

		914,056

FRANCE – 6.42%
Air France-KLM[a,c]	7,830	142,148
ALSTOM	12,992	947,052

Security	Shares	Value
Bouygues SA	13,746	$698,215
Compagnie de Saint-Gobain	24,708	1,280,301
European Aeronautic Defence and Space Co.[c]	23,838	534,681
Safran SA	12,934	242,087
Schneider Electric SA	15,776	1,597,120
Thales SA	5,046	250,038
Vallourec SA	3,654	618,494
Vinci SA	29,986	1,694,489

		8,004,625

GERMANY – 5.33%
Deutsche Lufthansa AG Registered	12,992	229,974
Deutsche Post AG Registered	52,432	980,990
Hochtief AG	3,132	238,333
MAN SE	6,554	540,311
Siemens AG Registered	50,344	4,656,638

		6,646,246

HONG KONG – 0.74%
Hutchison Whampoa Ltd.	127,000	916,852

		916,852

ITALY – 0.68%
Atlantia SpA	16,786	406,563
Finmeccanica SpA	24,712	436,348

		842,911

JAPAN – 16.38%
All Nippon Airways Co. Ltd.	116,000	334,260
Asahi Glass Co. Ltd.	58,000	469,649
Central Japan Railway Co.	116	835,651
Dai Nippon Printing Co. Ltd.	19,000	262,288
Daikin Industries Ltd.	17,400	627,710
East Japan Railway Co.	17,400	1,255,420
Fanuc Ltd.	11,600	1,042,944
Fujikura Ltd.	58,000	285,028
Furukawa Electric Co. Ltd.	58,000	236,444
ITOCHU Corp.	116,000	770,872
Japan Airlines Corp.[a,c]	116,000	171,017
JS Group Corp.	17,400	306,081
Kajima Corp.	58,000	148,992
Kawasaki Heavy Industries Ltd.	116,000	295,393
Kintetsu Corp.	58,000	224,784
Komatsu Ltd.	58,000	1,089,585

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

September 30, 2009

Security	Shares	Value
Kubota Corp.	58,000	$483,900
Marubeni Corp.	116,000	586,899
Mitsubishi Corp.	87,000	1,764,584
Mitsubishi Electric Corp.[a]	116,000	880,996
Mitsubishi Heavy Industries Ltd.	232,000	880,996
Mitsui & Co. Ltd.	104,400	1,368,913
Mitsui O.S.K. Lines Ltd.	63,000	374,334
NGK Insulators Ltd.	12,000	278,774
Nippon Express Co. Ltd.	58,000	236,444
Nippon Yusen Kabushiki Kaisha	58,000	224,784
NSK Ltd.	14,000	87,094
Obayashi Corp.	58,000	254,582
Odakyu Electric Railway Co. Ltd.	58,000	524,711
Panasonic Electric Works Co. Ltd.	4,000	47,937
Secom Co. Ltd.	11,600	585,603
Shimizu Corp.	58,000	228,670
SMC Corp.	5,800	715,162
Sumitomo Corp.	69,600	719,048
Sumitomo Electric Industries Ltd.	46,400	608,406
Taisei Corp.	58,000	115,307
Tokyu Corp.	58,000	278,550
Toppan Printing Co. Ltd.	12,000	113,922
TOTO Ltd.	7,000	43,938
West Japan Railway Co.	116	440,498
Yamato Holdings Co. Ltd.	13,000	214,162

		20,414,332

MEXICO – 0.25%
Alfa SAB de CV Series A	29,000	140,092
Grupo Carso SAB de CV Series A1	52,200	170,649

		310,741

NETHERLANDS – 1.82%
Koninklijke Philips Electronics NV	58,754	1,429,055
Randstad Holding NVa	4,872	210,188
TNT NV	23,458	628,852

		2,268,095

NORWAY – 0.49%
Orkla ASA	46,748	438,693
Renewable Energy Corp. ASA[a]	18,863	164,823

		603,516

Security	Shares	Value
PORTUGAL – 0.16%
BRISA - Auto-estradas de Portugal SA	20,532	$201,978

		201,978

SINGAPORE – 0.78%
Keppel Corp. Ltd.	70,000	402,399
Singapore Airlines Ltd.	58,667	573,742

		976,141

SPAIN – 1.48%
Abertis Infraestructuras SA	21,403	485,227
Actividades de Construcciones y Servicios SA	13,572	707,033
Gamesa Corporacion Tecnologica SA	13,514	302,425
Grupo Ferrovial SA	4,292	205,085
Sacyr Vallehermoso SA	7,888	149,139

		1,848,909

SWEDEN – 3.16%
Alfa Laval AB	22,446	262,566
Assa Abloy AB Class B	18,038	292,256
Atlas Copco AB Class A	40,310	517,648
Sandvik AB	66,352	730,618
Scania AB Class B	21,692	268,325
Securitas AB Class B	19,256	185,322
Skanska AB Class B	19,720	288,488
SKF AB Class B	25,172	394,165
Volvo AB Class A	35,728	319,326
Volvo AB Class B	73,370	676,743

		3,935,457

SWITZERLAND – 2.93%
ABB Ltd. Registered[a]	143,144	2,869,364
Adecco SA Registered	8,874	471,216
SGS SA Registered	232	311,897

		3,652,477

UNITED KINGDOM – 4.97%
BAE Systems PLC	217,442	1,214,398
British Airways PLC[a,c]	35,496	125,179
Bunzl PLC	28,536	289,580
Capita Group PLC	35,786	413,518
Cobham PLC	67,802	237,373
Cookson Group PLC[a]	20,880	137,284

42	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

September 30, 2009

Security	Shares	Value
Experian PLC	61,828	$520,628
FirstGroup PLC	32,364	214,137
G4S PLC	70,586	249,039
Hays PLC	75,342	125,318
IMI PLC	19,546	139,924
Invensys PLC	52,374	243,838
Rentokil Initial PLC[a]	111,476	203,071
Rolls-Royce Group PLC[a]	115,420	869,083
Serco Group PLC	30,044	242,657
Smiths Group PLC	24,012	341,216
Tomkins PLC	59,218	178,624
Wolseley PLC[a]	18,676	450,133

		6,195,000

UNITED STATES – 47.62%
Avery Dennison Corp.	6,554	236,010
Boeing Co. (The)	44,544	2,412,058
Burlington Northern Santa Fe Corp.	17,226	1,375,152
C.H. Robinson Worldwide Inc.	10,440	602,910
Caterpillar Inc.	38,860	1,994,684
Cintas Corp.	8,120	246,117
CSX Corp.	24,650	1,031,849
Cummins Inc.	12,934	579,573
Danaher Corp.	16,472	1,108,895
Deere & Co.	26,680	1,145,106
Dover Corp.	11,774	456,360
Dun & Bradstreet Corp. (The)	3,132	235,902
Eaton Corp.	10,614	600,646
Emerson Electric Co.	47,618	1,908,529
Equifax Inc.	7,540	219,716
Expeditors International Washington Inc.	12,586	442,398
Fastenal Co.[c]	9,744	377,093
FedEx Corp.	19,082	1,435,348
Flowserve Corp.	3,712	365,780
Fluor Corp.	11,078	563,316
General Dynamics Corp.	23,722	1,532,441
General Electric Co.	656,154	10,774,049
Goodrich Corp.	7,617	413,908
Honeywell International Inc.	46,052	1,710,832
Illinois Tool Works Inc.	23,954	1,023,075
Iron Mountain Inc.[a]	11,078	295,339
ITT Corp.	11,252	586,792

Security	Shares	Value
Jacobs Engineering Group Inc.[a]	7,656	$351,793
L-3 Communications Holdings Inc.	7,211	579,188
Lockheed Martin Corp.	20,126	1,571,438
Masco Corp.	24,012	310,235
Monster Worldwide Inc.[a]	8,062	140,924
Norfolk Southern Corp.	22,968	990,150
Northrop Grumman Corp.	20,068	1,038,519
PACCAR Inc.	22,852	861,749
Pall Corp.	7,656	247,136
Parker Hannifin Corp.	10,208	529,183
Pitney Bowes Inc.	11,542	286,819
Precision Castparts Corp.	8,642	880,361
Quanta Services Inc.[a]	12,354	273,394
R.R. Donnelley & Sons Co.	13,572	288,541
Raytheon Co.	24,360	1,168,549
Republic Services Inc.	19,372	514,714
Robert Half International Inc.	9,454	236,539
Rockwell Automation Inc.	9,222	392,857
Rockwell Collins Inc.	9,763	495,960
Ryder System Inc.	4,350	169,911
Southwest Airlines Co.	44,254	424,838
Stericycle Inc.[a]	5,278	255,719
Textron Inc.	20,590	390,798
3M Co.	43,152	3,184,617
Union Pacific Corp.	31,262	1,824,138
United Parcel Service Inc. Class B	61,016	3,445,574
United Technologies Corp.	57,768	3,519,804
W.W. Grainger Inc.	4,640	414,630
Waste Management Inc.	29,522	880,346

		59,342,302

TOTAL COMMON STOCKS
(Cost: $151,297,944)		124,160,039

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

September 30, 2009

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.50%

MONEY MARKET FUNDS – 0.50%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.22%[d,e,f]	473,639	$473,639
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.18%[d,e,f]	72,287	72,287
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.04%[d,e]	71,906	71,906

		617,832

TOTAL SHORT-TERM INVESTMENTS
(Cost: $617,832)		617,832

TOTAL INVESTMENTS IN SECURITIES – 100.13% (Cost: $151,915,776)		124,777,871

Other Assets, Less Liabilities – (0.13)%		(162,124)

NET ASSETS – 100.00%		$124,615,747

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

44	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL INFRASTRUCTURE INDEX FUND

September 30, 2009

Security	Shares	Value
COMMON STOCKS – 99.33%

AUSTRALIA – 6.95%
ConnectEast Group	10,158,570	$3,227,561
ConnectEast Group New	2,829,230	87,393
Macquarie Airports	3,197,016	8,013,135
Macquarie Infrastructure Group	4,367,853	5,685,902
Transurban Group	3,166,881	11,459,216

		28,473,207

BELGIUM – 0.13%
Euronav SAa	24,108	518,361

		518,361

BRAZIL – 0.26%
Companhia de Saneamento Basico do Estado de Sao Paulo SP ADR	15,006	569,178
CPFL Energia SA SP ADR	9,594	518,172

		1,087,350

CANADA – 9.42%
AltaGas Income Trust	44,649	734,651
Enbridge Inc.	441,324	17,092,927
Pembina Pipeline Income Fund	88,560	1,270,683
TransCanada Corp.	627,669	19,514,874

		38,613,135

CHILE – 0.62%
Empresa Nacional de Electricidad SA SP ADR	28,536	1,337,482
Enersis SA SP ADR	64,821	1,195,947

		2,533,429

CHINA – 5.85%
Beijing Capital International Airport Co. Ltd. Class Ha,b	4,428,000	2,753,912
China Merchants Holdings (International) Co. Ltd.	2,706,000	8,973,387
China Resources Power Holdings Co. Ltd.	493,600	1,147,692
COSCO Pacific Ltd.[a]	2,706,000	3,882,649
Datang International Power Generation Co. Ltd. Class H	738,000	385,662
Huaneng Power International Inc. SP ADR	20,664	550,489

Security	Shares	Value
Jiangsu Expressway Co. Ltd. Class H	3,198,000	$2,624,407
Zhejiang Expressway Co. Ltd. Class H	4,182,000	3,663,948

		23,982,146

FRANCE – 8.66%
Aeroports de Paris	79,335	7,130,624
Electricite de France	66,420	3,935,871
GDF Suez	371,706	16,487,126
Groupe Eurotunnel SA	370,599	3,787,057
Societe des Autoroutes Paris-Rhin-Rhone	54,366	4,137,835

		35,478,513

GERMANY – 9.09%
E.ON AG	417,339	17,678,508
Fraport AG	110,085	5,849,124
Hamburger Hafen und Logistik AG	60,024	2,701,425
RWE AG	119,064	11,046,055

		37,275,112

GREECE – 0.10%
Tsakos Energy Navigation Ltd.[a]	26,937	421,564

		421,564

HONG KONG – 0.81%
CLP Holdings Ltd.	492,000	3,339,230

		3,339,230

ITALY – 6.80%
Ansaldo STS SpA	157,440	3,219,519
Atlantia SpA	600,609	14,546,972
Enel SpA	1,594,080	10,106,665

		27,873,156

JAPAN – 6.27%
Japan Airport Terminal Co. Ltd.[a]	184,500	2,318,228
Kamigumi Co. Ltd.	738,000	6,041,816
Kansai Electric Power Co. Inc. (The)	196,800	4,769,710
Mitsubishi Logistics Corp.	369,000	4,479,846
Tokyo Electric Power Co. Inc. (The)	307,500	8,088,038

		25,697,638

MEXICO – 1.26%
Grupo Aeroportuario del Pacifico SAB de CV SP ADR	98,031	2,763,494
Grupo Aeroportuario del Sureste SA de CV Series B SP ADR	56,088	2,392,714

		5,156,208

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL INFRASTRUCTURE INDEX FUND

September 30, 2009

Security	Shares	Value
NETHERLANDS – 2.23%
Royal Vopak NVb	86,469	$5,606,738
Smit Internationale NV	45,633	3,523,187

		9,129,925
NEW ZEALAND – 0.74%
Auckland International Airport Ltd.	2,261,970	3,043,535

		3,043,535
NORWAY – 0.55%
Frontline Ltd.[a]	68,265	1,580,061
Ship Finance International Ltd.	53,997	663,623

		2,243,684
PORTUGAL – 1.93%
BRISA - Auto-estradas de Portugal SAa	802,821	7,897,544

		7,897,544
SINGAPORE – 1.25%
Singapore Airport Terminal Services Ltd.	3,198,000	5,129,328

		5,129,328
SPAIN – 8.70%
Abertis Infraestructuras SA	809,094	18,342,943
Cintra Concesiones de Infraestructuras de Transporte SAa	424,596	4,937,127
Iberdrola SA	1,263,948	12,387,573

		35,667,643

UNITED KINGDOM – 5.18%
BBA Aviation PLC	1,076,250	2,724,819
Centrica PLC	1,331,721	5,358,798
Forth Ports PLC	128,412	2,480,939
National Grid PLC	636,525	6,148,879
Scottish & Southern Energy PLC	240,834	4,518,136

		21,231,571

UNITED STATES – 22.53%
American Electric Power Co. Inc.	129,396	4,009,983
Dominion Resources Inc.	155,226	5,355,297
Duke Energy Corp.	343,539	5,407,304
El Paso Corp.	750,423	7,744,365
Entergy Corp.	52,398	4,184,504
Exelon Corp.	176,751	8,770,385
FirstEnergy Corp.	79,581	3,638,443

Security	Shares	Value
FPL Group Inc.	116,112	$6,412,866
General Maritime Corp.	69,618	538,843
Nordic American Tanker Shipping Ltd.[a]	51,537	1,524,465
PG&E Corp.	98,646	3,994,177
Public Service Enterprise Group Inc.	139,359	4,381,447
Southern Co.	207,870	6,583,243
Southern Union Co.	146,370	3,043,032
Spectra Energy Corp.	767,766	14,541,488
Teekay Corp.	42,189	922,673
Williams Companies Inc. (The)	632,343	11,299,969

		92,352,484

TOTAL COMMON STOCKS (Cost: $380,118,918)		407,144,763

PREFERRED STOCKS – 0.35%

BRAZIL – 0.35%
Companhia Energetica de Minas Gerais SP ADR[a]	93,603	1,422,765

		1,422,765

TOTAL PREFERRED STOCKS (Cost: $1,283,193)		1,422,765

SHORT-TERM INVESTMENTS – 3.10%

MONEY MARKET FUNDS – 3.10%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.22%[c,d,e]	10,755,576	10,755,576
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.18%[c,d,e]	1,641,510	1,641,510
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.04%[c,d]	318,271	318,271

		12,715,357

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,715,357)		12,715,357

46	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL INFRASTRUCTURE INDEX FUND

September 30, 2009

Value
TOTAL INVESTMENTS IN SECURITIES – 102.78% (Cost: $394,117,468)	$421,282,885

Other Assets, Less Liabilities – (2.78)%	(11,380,942)

NET ASSETS – 100.00%	$409,901,943

SP ADR – Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL MATERIALS SECTOR INDEX FUND

September 30, 2009

Security	Shares	Value
COMMON STOCKS – 96.14%

AUSTRALIA – 12.61%
Amcor Ltd.	622,820	$3,012,190
BHP Billiton Ltd.	1,730,736	57,631,106
BlueScope Steel Ltd.	978,656	2,530,679
Fortescue Metals Group Ltd.[a]	612,511	2,064,983
Incitec Pivot Ltd.	949,280	2,370,937
Lihir Gold Ltd.[a]	1,201,424	2,968,887
Newcrest Mining Ltd.	247,248	6,960,858
OneSteel Ltd.	711,280	1,902,053
Orica Ltd.	213,792	4,434,030
Rio Tinto Ltd.	221,952	11,604,153

		95,479,876

AUSTRIA – 0.25%
voestalpine AG	53,312	1,900,619

		1,900,619

BELGIUM – 0.66%
Solvay SA	29,376	3,046,515
Umicore	66,096	1,976,692

		5,023,207

BRAZIL – 0.97%
Aracruz Celulose SA SP ADR[a]	29,104	647,855
Companhia Siderurgica Nacional SA SP ADR	219,504	6,716,822

		7,364,677

CANADA – 10.93%
Agnico-Eagle Mines Ltd.	79,968	5,395,027
Agrium Inc.	86,496	4,313,115
Barrick Gold Corp.	458,864	17,331,917
Eldorado Gold Corp.[a]	180,336	2,043,125
First Quantum Minerals Ltd.	36,176	2,359,378
Goldcorp Inc.	373,728	14,965,834
IAMGOLD Corp.	131,376	1,851,969
Inmet Mining Corp.	23,936	1,337,187
Kinross Gold Corp.	356,048	7,739,308
Potash Corp. of Saskatchewan Inc.	156,944	14,201,436
Teck Resources Ltd. Class Ba	261,120	7,176,968
Yamana Gold Inc.	377,536	4,052,189

		82,767,453

Security	Shares	Value
CHILE – 0.38%
Sociedad Quimica y Minera de Chile SA Series B SP ADR	73,168	$2,863,064

		2,863,064

DENMARK – 0.30%
Novozymes A/S Class B	24,208	2,275,523

		2,275,523

FINLAND – 0.67%
Stora Enso OYJ Class Ra	308,176	2,144,194
UPM-Kymmene OYJ	245,616	2,943,939

		5,088,133

FRANCE – 3.10%
Lafarge SA	85,680	7,658,332
L’Air Liquide SA	138,992	15,796,048

		23,454,380

GERMANY – 6.16%
BASF SE	503,200	26,633,448
K+S AG	70,992	3,869,546
Linde AG	77,248	8,364,625
Salzgitter AG	19,584	1,874,999
ThyssenKrupp AG	171,088	5,884,367

		46,626,985

IRELAND – 1.31%
CRH PLC	357,952	9,891,445

		9,891,445

JAPAN – 9.13%
Asahi Kasei Corp.	544,000	2,776,657
JFE Holdings Inc.	217,600	7,485,430
JSR Corp.	108,800	2,235,908
Kobe Steel Ltd.[a]	816,000	1,430,859
Kuraray Co. Ltd.	136,000	1,488,580
Mitsubishi Chemical Holdings Corp.	680,000	2,832,859
Mitsubishi Materials Corp.[a]	544,000	1,506,807
Mitsui Chemicals Inc.	544,000	1,944,268
Mitsui Mining & Smelting Co. Ltd.[a]	272,000	698,721
Nippon Paper Group Inc.	54,400	1,573,642
Nippon Steel Corp.	2,720,000	9,964,372
Nitto Denko Corp.	81,600	2,506,282
Oji Paper Co. Ltd.	544,000	2,460,714

48	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL MATERIALS SECTOR INDEX FUND

September 30, 2009

Security	Shares	Value
Shin-Etsu Chemical Co. Ltd.	190,400	$11,738,516
Sumitomo Chemical Co. Ltd.	816,000	3,408,544
Sumitomo Metal Industries Ltd.	1,632,000	4,028,279
Sumitomo Metal Mining Co. Ltd.	272,000	4,477,891
Teijin Ltd.	544,000	1,701,234
Toray Industries Inc.	544,000	3,305,255
Toyo Seikan Kaisha Ltd.	81,600	1,573,945

		69,138,763

MEXICO – 0.84%
Cemex SAB de CV CPO[a]	4,928,901	6,379,604

		6,379,604

NETHERLANDS – 3.82%
Akzo Nobel NV	131,920	8,163,351
ArcelorMittal	436,560	16,303,960
Koninklijke DSM NV	107,440	4,483,636

		28,950,947

NORWAY – 0.70%
Norsk Hydro ASA[a]	335,648	2,223,654
Yara International ASA	97,648	3,059,546

		5,283,200

PERU – 0.44%
Compania de Minas Buenaventura SA SP ADR	94,928	3,342,415

		3,342,415

PORTUGAL – 0.23%
CIMPOR - Cimentos de Portugal SGPS SA	207,264	1,710,197

		1,710,197

SOUTH KOREA – 2.05%
POSCO SP ADR	149,056	15,492,881

		15,492,881

SPAIN – 0.16%
Acerinox SA	57,936	1,244,023

		1,244,023

SWEDEN – 1.03%
Boliden AB	166,736	1,785,899
Holmen AB Class B	15,776	433,156
SSAB AB Class A	87,584	1,352,678
Svenska Cellulosa AB Class B	313,888	4,241,821

		7,813,554

Security	Shares	Value
SWITZERLAND – 3.36%
Clariant AG Registered[a,b]	159,664	$1,451,001
Givaudan SA Registered	4,352	3,258,810
Holcim Ltd. Registered[a]	127,568	8,740,987
Syngenta AG Registered	52,224	11,983,361

		25,434,159

TAIWAN – 1.35%
China Steel Corp. SP GDR	557,600	10,259,840

		10,259,840

UNITED KINGDOM – 13.55%
Anglo American PLC[a]	667,488	21,276,210
BHP Billiton PLC	1,150,016	31,414,870
Johnson Matthey PLC	123,760	2,747,345
Lonmin PLC[a]	76,704	2,053,605
Rexam PLC	489,846	2,044,766
Rio Tinto PLC	658,784	28,116,015
Xstrata PLC[a]	1,014,288	14,964,809

		102,617,620

UNITED STATES – 22.14%
Air Products and Chemicals Inc.	115,600	8,968,248
Airgas Inc.	5,440	263,133
AK Steel Holding Corp.	58,208	1,148,444
Alcoa Inc.	523,872	6,873,201
Allegheny Technologies Inc.	49,776	1,741,662
Ball Corp.	50,320	2,475,744
Bemis Co. Inc.	37,808	979,605
CF Industries Holdings Inc.	28,016	2,415,820
Dow Chemical Co. (The)	559,232	14,579,178
E.I. du Pont de Nemours and Co.	492,592	15,831,907
Eastman Chemical Co.	44,880	2,402,875
Ecolab Inc.	90,304	4,174,754
FMC Corp.	20,128	1,132,200
Freeport-McMoRan Copper & Gold Inc.	212,160	14,556,298
International Flavors & Fragrances Inc.	37,808	1,434,057
International Paper Co.	231,200	5,139,576
MeadWestvaco Corp.	83,504	1,862,974
Monsanto Co.	289,680	22,421,232
Newmont Mining Corp.	248,336	10,931,751
Nucor Corp.	160,752	7,556,951

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL MATERIALS SECTOR INDEX FUND

September 30, 2009

Security	Shares	Value

Owens-Illinois Inc.[a]	93,296	$3,442,622
Pactiv Corp.[a]	71,536	1,863,513
PPG Industries Inc.	90,576	5,272,429
Praxair Inc.	165,104	13,487,346
Sealed Air Corp.	75,888	1,489,681
Sigma-Aldrich Corp.	65,552	3,538,497
Southern Copper Corp.	29,376	901,549
Titanium Metals Corp.	50,320	482,569
United States Steel Corp.	73,440	3,258,533
Vulcan Materials Co.	58,752	3,176,721
Weyerhaeuser Co.	106,080	3,887,832

		167,690,902

TOTAL COMMON STOCKS (Cost: $774,431,462)		728,093,467

PREFERRED STOCKS – 3.56%

BRAZIL – 3.56%
Gerdau SA SP ADR	353,872	4,756,039
Vale SA SP ADR	1,083,376	22,220,042

		26,976,081

TOTAL PREFERRED STOCKS
(Cost: $27,078,219)		26,976,081

SHORT-TERM INVESTMENTS – 0.20%

MONEY MARKET FUNDS – 0.20%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.22%[c,d,e]	1,127,107	1,127,107
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.18%[c,d,e]	172,018	172,018
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.04%[c,d]	206,696	206,696

		1,505,821

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,505,821)		1,505,821

Security	Value

TOTAL INVESTMENTS IN SECURITIES – 99.90% (Cost: $803,015,502)	$756,575,369

Other Assets, Less Liabilities – 0.10%	741,959

NET ASSETS – 100.00%	$757,317,328

SP ADR – Sponsored American Depositary Receipts
SP GDR – Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

50	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL NUCLEAR ENERGY INDEX FUND

September 30, 2009

Security	Shares	Value
COMMON STOCKS – 99.74%

AUSTRALIA – 13.32%
Energy Resources of Australia Ltd.	32,471	$722,450
Extract Resources Ltd.[a,b]	66,329	533,287
Extract Resources Ltd. New[a,b,c]	1,895	15,236
Paladin Energy Ltd.[a,b]	222,889	885,198

		2,156,171

CANADA – 13.51%
Cameco Corp.	47,120	1,304,328
Uranium One Inc.[a]	255,246	611,182
Uranium Participation Corp.[a]	44,745	270,563

		2,186,073

FINLAND – 2.34%
Fortum OYJ	14,801	379,039

		379,039

FRANCE – 10.73%
AREVA SA	1,957	1,128,200
Electricite de France	10,260	607,980

		1,736,180

GERMANY – 7.34%
E.ON AG	28,044	1,187,946

		1,187,946

JAPAN – 9.59%
Kansai Electric Power Co. Inc. (The)	24,700	598,637
Tokyo Electric Power Co. Inc. (The)	26,600	699,648
Toshiba Plant Systems & Services Corp.	19,000	253,800

		1,552,085

SOUTH KOREA – 1.15%
Korea Electric Power Corp. SP ADR[a]	12,255	186,766

		186,766

SPAIN – 7.09%
Iberdrola SA	117,059	1,147,260

		1,147,260

UNITED STATES – 34.67%
Constellation Energy Group Inc.	7,961	257,698
EnergySolutions Inc.	24,643	227,208
Entergy Corp.	6,574	525,000
Exelon Corp.	13,889	689,172
FirstEnergy Corp.	10,602	484,723

Security	Shares	Value
FPL Group Inc.	12,255	$676,844
McDermott International Inc.[a]	55,917	1,413,023
Shaw Group Inc. (The)[a]	31,141	999,315
USEC Inc.[a,b]	72,200	338,618

		5,611,601

TOTAL COMMON STOCKS (Cost: $13,431,113)		16,143,121

SHORT-TERM INVESTMENTS – 6.60%

MONEY MARKET FUNDS – 6.60%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.22%[d,e,f]	913,399	913,399
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.18% [d,e,f]	139,403	139,403
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.04%[d,e]	15,780	15,780

		1,068,582

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,068,582)		1,068,582

TOTAL INVESTMENTS IN SECURITIES – 106.34% (Cost: $14,499,695)		17,211,703

Other Assets, Less Liabilities – (6.34)%		(1,025,680)

NET ASSETS – 100.00%		$16,186,023

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Security valued using Level 3 inputs. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

September 30, 2009

Security	Shares	Value
COMMON STOCKS – 99.85%

AUSTRALIA – 0.18%
Computershare Ltd.	68,640	$676,053

		676,053

CANADA – 1.40%
Research In Motion Ltd.[a]	77,220	5,207,476

		5,207,476

FINLAND – 2.29%
Nokia OYJ	581,867	8,547,676

		8,547,676

FRANCE – 1.07%
Alcatel-Lucent[a]	374,088	1,671,581
Cap Gemini SA	22,308	1,167,189
Dassault Systemes SA	7,579	421,970
STMicroelectronics NV	79,800	751,069

		4,011,809

GERMANY – 2.03%
Infineon Technologies AGa,b	175,898	991,159
SAP AG	135,421	6,587,605

		7,578,764

JAPAN – 9.66%
Advantest Corp.	28,600	795,376
Canon Inc.	171,600	6,957,145
FUJIFILM Holdings Corp.	71,500	2,148,154
Fujitsu Ltd.	286,000	1,875,043
Hirose Electric Co. Ltd.	4,200	474,719
Hitachi Ltd.[a]	429,000	1,322,433
Hoya Pentax HD Corp.	57,200	1,354,375
Keyence Corp.	4,400	942,559
Konica Minolta Holdings Inc.	71,500	679,583
Kyocera Corp.	28,600	2,660,837
Murata Manufacturing Co. Ltd.	28,600	1,360,764
NEC Corp.[a]	286,000	900,787
Nintendo Co. Ltd.	16,100	4,135,813
NTT Data Corp.	208	668,127
Ricoh Co. Ltd.	143,000	2,089,060
Rohm Co. Ltd.	14,300	1,003,004
TDK Corp.	18,500	1,072,374
Tokyo Electron Ltd.	28,600	1,830,323
Toshiba Corp.[a]	572,000	3,009,013
Yahoo! Japan Corp.	2,288	779,405

		36,058,894

Security	Shares	Value
NETHERLANDS – 0.54%
ASML Holding NV	68,783	$2,020,856

		2,020,856

SOUTH KOREA – 4.14%
Samsung Electronics Co. Ltd.
SP GDR[b,c]	45,331	15,457,871

		15,457,871

SWEDEN – 1.24%
Telefonaktiebolaget LM Ericsson
Class B	462,748	4,632,212

		4,632,212

TAIWAN – 5.04%
AU Optronics Corp. SP ADR	199,868	1,934,722
Hon Hai Precision Industry Co. Ltd.
SP GDR[c]	610,324	5,004,657
Taiwan Semiconductor
Manufacturing Co. Ltd. SP ADR	846,470	9,277,311
United Microelectronics Corp.
SP ADR[a,b]	678,964	2,580,063

		18,796,753

UNITED KINGDOM – 0.56%
ARM Holdings PLC	238,810	548,467
Electrocomponents PLC	58,487	143,679
Logica PLC	232,375	483,515
Misys PLC[a]	81,367	268,857
Sage Group PLC (The)	171,886	641,630

		2,086,148

UNITED STATES – 71.70%
Adobe Systems Inc.[a]	84,227	2,782,860
Advanced Micro Devices Inc.[a]	94,666	535,810
Affiliated Computer Services Inc.
Class Aa	11,583	627,451
Agilent Technologies Inc.[a]	55,055	1,532,181
Akamai Technologies Inc.[a]	26,169	515,006
Altera Corp.	50,050	1,026,526
Amphenol Corp. Class A	20,735	781,295
Analog Devices Inc.	44,044	1,214,734
Apple Inc.[a]	138,138	25,606,641
Applied Materials Inc.	204,490	2,740,166
Autodesk Inc.[a]	35,607	847,447
Automatic Data Processing Inc.	77,792	3,057,226

52	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

September 30, 2009

Security	Shares	Value
BMC Software Inc.[a]	30,316	$1,137,759
Broadcom Corp. Class Aa	70,356	2,159,226
CA Inc.	58,773	1,292,418
Ciena Corp.[a]	18,018	293,333
Cisco Systems Inc.[a]	877,448	20,655,126
Citrix Systems Inc.[a]	29,887	1,172,467
Cognizant Technology Solutions Corp. Class Aa	45,331	1,752,496
Computer Sciences Corp.[a]	24,024	1,266,305
Compuware Corp.[a]	42,757	313,409
Convergys Corp.[a]	10,296	102,342
Corning Inc.	241,813	3,702,157
Dell Inc.[a]	274,703	4,191,968
eBay Inc.[a]	173,602	4,098,743
Electronic Arts Inc.[a]	48,906	931,659
EMC Corp.[a]	318,175	5,421,702
Fidelity National Information
Services Inc.	24,739	631,092
Fiserv Inc.[a]	22,022	1,061,460
FLIR Systems Inc.[a]	23,309	651,953
Google Inc. Class Aa	36,894	18,293,890
Harris Corp.	16,016	602,202
Hewlett-Packard Co.	366,652	17,309,641
Intel Corp.	860,288	16,835,836
International Business
Machines Corp.	202,488	24,219,590
Intuit Inc.[a]	50,050	1,426,425
Jabil Circuit Inc.	28,028	375,855
JDS Uniphase Corp.[a]	39,468	280,617
Juniper Networks Inc.[a]	84,227	2,275,814
KLA-Tencor Corp.	26,741	958,932
Lexmark International Inc. Class Aa	8,008	172,492
Linear Technology Corp.	33,319	920,604
LSI Corp.[a]	111,826	613,925
MasterCard Inc. Class A	13,585	2,746,208
McAfee Inc.[a]	19,591	857,890
MEMC Electronic Materials Inc.[a]	20,735	344,823
Microchip Technology Inc.	29,887	792,006
Micron Technology Inc.[a]	119,119	976,776
Microsoft Corp.	1,191,047	30,836,208
Molex Inc.	20,163	421,003
Motorola Inc.	330,902	2,842,448

Security	Shares	Value
National Semiconductor Corp.	34,892	$497,909
NetApp Inc.[a]	55,627	1,484,128
Novell Inc.[a]	57,772	260,552
Novellus Systems Inc.[a]	18,733	393,018
NVIDIA Corp.[a]	87,087	1,308,918
Oracle Corp.	597,025	12,442,001
Paychex Inc.	50,193	1,458,107
QLogic Corp.[a,b]	22,737	391,076
QUALCOMM Inc.	255,970	11,513,531
Red Hat Inc.[a]	19,305	533,590
Salesforce.com Inc.[a,b]	16,016	911,791
SanDisk Corp.[a]	35,035	760,260
Sun Microsystems Inc.[a]	135,564	1,232,277
Symantec Corp.[a]	133,133	2,192,701
Tellabs Inc.[a]	48,763	337,440
Teradata Corp.[a]	26,169	720,171
Teradyne Inc.[a]	32,461	300,264
Texas Instruments Inc.	197,483	4,678,372
Total System Services Inc.	27,027	435,405
VeriSign Inc.[a]	32,747	775,776
Western Digital Corp.[a]	34,463	1,258,933
Western Union Co.	114,543	2,167,154
Xerox Corp.	119,262	923,088
Xilinx Inc.	43,901	1,028,161
Yahoo! Inc.[a]	190,476	3,392,378

		267,603,144

TOTAL COMMON STOCKS
(Cost: $429,124,189)		372,677,656

SHORT-TERM INVESTMENTS – 1.47%

MONEY MARKET FUNDS – 1.47%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.22%[d,e,f]	4,557,002	4,557,002
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.18% [d,e,f]	695,487	695,487

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

September 30, 2009

Security	Shares	Value
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.04%[d,e]	239,647	$239,647

		5,492,136

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,492,136)		5,492,136

TOTAL INVESTMENTS IN SECURITIES – 101.32% (Cost: $434,616,325)		378,169,792

Other Assets, Less Liabilities – (1.32)%		(4,937,907)

NET ASSETS – 100.00%		$373,231,885

SP ADR – Sponsored American Depositary Receipts

SP GDR – Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

54	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

September 30, 2009

Security	Shares	Value
COMMON STOCKS – 99.16%

AUSTRALIA – 3.03%
Telstra Corp. Ltd.	2,561,923	$7,393,552

		7,393,552

AUSTRIA – 0.58%
Telekom Austria AG	78,169	1,407,679

		1,407,679

BELGIUM – 0.57%
Belgacom SA	35,581	1,384,473

		1,384,473

CANADA – 4.18%
BCE Inc.	177,268	4,358,616
Rogers Communications Inc.
Class B	122,668	3,455,002
TELUS Corp.	74,480	2,396,850

		10,210,468

CHINA – 4.55%
China Mobile Ltd.	1,137,500	11,096,057

		11,096,057

FRANCE – 4.74%
France Telecom SA	434,525	11,562,818

		11,562,818

GERMANY – 3.84%
Deutsche Telekom AG Registered	686,686	9,364,791

		9,364,791

GREECE – 0.36%
Hellenic Telecommunications
Organization SA SP ADR	104,571	874,214

		874,214

ITALY – 1.64%
Telecom Italia SpA	2,280,096	3,996,047

		3,996,047

JAPAN – 6.63%
Nippon Telegraph and
Telephone Corp.	157,900	7,336,394
NTT DoCoMo Inc.	2,643	4,233,051
SoftBank Corp.	209,300	4,612,151

		16,181,596

Security	Shares	Value
MEXICO – 4.67%
America Movil SAB de CV Series L	1,647,100	$3,603,957
America Movil SAB de CV Series L
SP ADR	153,216	6,715,457
Telefonos de Mexico SAB de
CV Series L	136,500	119,468
Telefonos de Mexico SAB de
CV Series L SP ADR	55,166	962,095

		11,400,977

NETHERLANDS – 2.68%
Koninklijke KPN NV	394,485	6,535,973

		6,535,973

NEW ZEALAND – 0.35%
Telecom Corp. of New Zealand Ltd.	448,560	866,970

		866,970

NORWAY – 0.87%
Telenor ASA[a]	184,548	2,127,822

		2,127,822

PORTUGAL – 0.88%
Portugal Telecom SGPS
SA Registered	20,750	219,439
Portugal Telecom SGPS
SA SP ADR	181,546	1,926,203

		2,145,642

SINGAPORE – 1.81%
Singapore Telecommunications Ltd.	1,911,550	4,409,025

		4,409,025

SOUTH KOREA – 0.63%
SKTelecom Co. Ltd. SP ADR	88,157	1,538,340

		1,538,340

SPAIN – 11.71%
Telefonica SA	1,036,736	28,572,811

		28,572,811

SWEDEN – 1.73%
Tele2 AB Class B	69,524	919,649
TeliaSonera AB	503,867	3,300,101

		4,219,750

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

September 30, 2009

Security	Shares	Value
SWITZERLAND – 0.91%
Swisscom AG Registered	3,094	$1,105,479
Swisscom AG SP ADR	31,054	1,108,628

		2,214,107

TAIWAN – 1.02%
Chunghwa Telecom Co. Ltd.
SP ADR	137,905	2,487,806

		2,487,806

UNITED KINGDOM – 13.47%
BT Group PLC	1,814,449	3,772,521
Cable & Wireless PLC	599,599	1,376,120
Vodafone Group PLC	12,361,986	27,719,142

		32,867,783

UNITED STATES – 28.31%
American Tower Corp. Class Aa	94,367	3,434,959
AT&T Inc.	1,378,832	37,242,252
CenturyTel Inc.	68,342	2,296,291
Frontier Communications Corp.	78,351	590,766
MetroPCS Communications Inc.[a]	58,149	544,275
Qwest Communications
International Inc.	336,973	1,283,867
Sprint Nextel Corp.[a]	662,480	2,616,796
Verizon Communications Inc.	660,569	19,995,424
Windstream Corp.	105,105	1,064,714

		69,069,344

TOTAL COMMON STOCKS (Cost: $317,614,903)		241,928,045

PREFERRED STOCKS – 0.46%

BRAZIL – 0.46%
Tele Norte Leste Participacoes
SA SP ADR	60,060	1,128,527

		1,128,527

TOTAL PREFERRED STOCKS (Cost: $1,055,532)		1,128,527

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.06%

MONEY MARKET FUNDS – 0.06%
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.04% [b,c]	142,344	$142,344

		142,344

TOTAL SHORT-TERM INVESTMENTS
(Cost: $142,344)		142,344

TOTAL INVESTMENTS IN SECURITIES – 99.68%
(Cost: $318,812,779)		243,198,916

Other Assets, Less Liabilities – 0.32%		785,049

NET ASSETS – 100.00%		$243,983,965

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

56	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL TIMBER & FORESTRY INDEX FUND

September 30, 2009

Security	Shares	Value
COMMON STOCKS – 99.49%

AUSTRALIA – 8.10%
Gunns Ltd.	2,719,497	$2,892,111

		2,892,111

BRAZIL – 2.85%
Votorantim Celulose e Papel SA SP ADR[a]	61,992	1,017,289

		1,017,289

CANADA – 17.66%
Canfor Corp.[a]	309,837	1,755,156
Sino-Forest Corp. Class Aa	174,174	2,744,137
West Fraser Timber Co. Ltd.	71,280	1,809,727

		6,309,020

FINLAND – 3.96%
Stora Enso OYJ Class Ra	100,617	700,062
UPM-Kymmene OYJ	59,796	716,711

		1,416,773

JAPAN – 6.98%
Nippon Paper Group Inc.	26,400	763,679
Oji Paper Co. Ltd.	198,000	895,627
Sumitomo Forestry Co. Ltd.	99,000	834,813

		2,494,119

SOUTH AFRICA – 2.96%
Sappi Ltd.	282,817	1,056,248

		1,056,248

SWEDEN – 4.75%
Holmen AB Class B	32,967	905,162
Svenska Cellulosa AB Class B	58,542	791,125

		1,696,287

UNITED STATES – 52.23%
Deltic Timber Corp.	36,960	1,691,659
Greif Inc. Class A	13,200	726,660
International Paper Co.	38,313	851,698
MeadWestvaco Corp.	40,326	899,673
Packaging Corp. of America	49,797	1,015,859
Plum Creek Timber Co. Inc.	91,080	2,790,691
Potlatch Corp.	105,666	3,006,198
Rayonier Inc.	72,567	2,968,716
Sonoco Products Co.	36,333	1,000,611

Security	Shares	Value
Temple-Inland Inc.	45,606	$748,851
Weyerhaeuser Co.	80,718	2,958,315

		18,658,931

TOTAL COMMON STOCKS (Cost: $31,763,545)		35,540,778

SHORT-TERM INVESTMENTS – 0.14%

MONEY MARKET FUNDS – 0.14%
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.04%[b,c]	48,246	48,246

		48,246

TOTAL SHORT-TERM INVESTMENTS (Cost: $48,246)		48,246

TOTAL INVESTMENTS IN SECURITIES – 99.63% (Cost: $31,811,791)		35,589,024

Other Assets, Less Liabilities – 0.37%		132,509

NET ASSETS – 100.00%		$35,721,533

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL UTILITIES SECTOR INDEX FUND

September 30, 2009

Security	Shares	Value
COMMON STOCKS – 98.75%

AUSTRALIA – 0.56%
AGL Energy Ltd.	73,365	$885,109

		885,109

BRAZIL – 0.39%
Centrais Eletricas Brasileiras
SA SP ADR	39,463	610,493

		610,493

CANADA – 0.84%
Fortis Inc.	28,274	658,050
TransAlta Corp.	32,696	665,313

		1,323,363

CHILE – 1.05%
Empresa Nacional de Electricidad
SA SP ADR	18,395	862,174
Enersis SA SP ADR	42,634	786,597

		1,648,771

FINLAND – 1.18%
Fortum OYJ	72,762	1,863,361

		1,863,361

FRANCE – 11.14%
Electricite de France	45,828	2,715,644
GDF Suez	240,798	10,680,664
Suez Environnement SA	44,421	1,013,560
Veolia Environnement	81,539	3,121,470

		17,531,338

GERMANY – 12.51%
E.ON AG	315,637	13,370,404
RWE AG	68,139	6,321,534

		19,691,938

HONG KONG – 2.38%
CLP Holdings Ltd.	301,500	2,046,297
Hong Kong and China Gas
Co. Ltd. (The)	672,550	1,699,154

		3,745,451

ITALY – 5.68%
Enel SpA	1,052,034	6,670,026
Snam Rete Gas SpA	291,651	1,417,468
Terna SpA	217,616	847,708

		8,935,202

Security	Shares	Value
JAPAN – 9.43%
Chubu Electric Power Co. Inc.	107,200	$2,610,108
Kansai Electric Power Co. Inc. (The)	120,600	2,922,902
Kyushu Electric Power Co. Inc.	67,000	1,522,812
Osaka Gas Co. Ltd.	335,000	1,178,589
Tokyo Electric Power Co. Inc. (The)	187,600	4,934,361
Tokyo Gas Co. Ltd.	402,000	1,674,719

		14,843,491

PORTUGAL – 1.09%
Energias de Portugal SA	376,071	1,720,570

		1,720,570

SOUTH KOREA – 0.84%
Korea Electric Power Corp. SP ADR[a]	86,815	1,323,061

		1,323,061

SPAIN – 6.67%
Acciona SA	4,556	619,334
Enagas SA	31,892	665,684
Gas Natural SDG SA	50,116	1,106,144
Iberdrola Renovables SA	139,963	687,402
Iberdrola SA	663,300	6,500,803
Red Electrica Corporacion SA	17,822	910,983

		10,490,350

UNITED KINGDOM – 8.43%
Centrica PLC	849,292	3,417,521
Drax Group PLC	60,300	454,719
International Power PLC	251,853	1,164,095
National Grid PLC	408,633	3,947,425
Scottish & Southern Energy PLC	152,626	2,863,321
Severn Trent PLC	38,994	605,253
United Utilities Group PLC	112,359	820,517

		13,272,851

UNITED STATES – 36.56%
AES Corp. (The)[a]	110,349	1,635,372
Allegheny Energy Inc.	27,939	740,942
Ameren Corp.	38,592	975,606
American Electric Power Co. Inc.	79,127	2,452,146
CenterPoint Energy Inc.	63,717	792,002
CMS Energy Corp.	37,587	503,666
Consolidated Edison Inc.	45,560	1,865,226
Constellation Energy Group Inc.	33,098	1,071,382
Dominion Resources Inc.	98,691	3,404,840

58	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL UTILITIES SECTOR INDEX FUND

September 30, 2009

Security	Shares	Value
DTE Energy Co.	27,202	$955,878
Duke Energy Corp.	215,003	3,384,147
Dynegy Inc. Class Aa	83,884	213,904
Edison International	53,935	1,811,137
Entergy Corp.	32,428	2,589,700
EQT Corp.	21,775	927,615
Exelon Corp.	109,277	5,422,325
FirstEnergy Corp.	50,451	2,306,620
FPL Group Inc.	68,206	3,767,017
Integrys Energy Group Inc.	12,529	449,666
Nicor Inc.	7,370	269,668
NiSource Inc.	45,560	632,829
Northeast Utilities	28,810	683,949
Pepco Holdings Inc.	36,783	547,331
PG&E Corp.	61,640	2,495,804
Pinnacle West Capital Corp.	16,750	549,735
PPL Corp.	62,310	1,890,485
Progress Energy Inc.	46,431	1,813,595
Public Service Enterprise Group Inc.	83,951	2,639,420
Questar Corp.	28,877	1,084,620
SCANA Corp.	18,090	631,341
Sempra Energy	40,736	2,029,060
Southern Co.	132,325	4,190,733
TECO Energy Inc.	35,242	496,207
Wisconsin Energy Corp.	19,229	868,574
Xcel Energy Inc.	75,643	1,455,371

		57,547,913

TOTAL COMMON STOCKS (Cost: $204,378,097)		155,433,262

PREFERRED STOCKS – 0.74%

BRAZIL – 0.74%
Companhia Energetica de Minas Gerais SP ADR	57,754	877,861
Companhia Paranaense de Energia SP ADR	16,750	295,302

		1,173,163

TOTAL PREFERRED STOCKS (Cost: $1,145,831)		1,173,163

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.10%

MONEY MARKET FUNDS – 0.10%
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.04%[b,c]	157,216	$157,216

		157,216

TOTAL SHORT-TERM INVESTMENTS (Cost: $157,216)		157,216

TOTAL INVESTMENTS IN SECURITIES – 99.59% (Cost: $205,681,144)		156,763,641

Other Assets, Less Liabilities – 0.41%		643,841

NET ASSETS – 100.00%		$157,407,482

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	59

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2009

	iShares S&P
	Global 100 Index Fund	Global Clean Energy Index Fund	Global Consumer Discretionary Sector Index Fund	Global Consumer Staples Sector Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$896,947,827	$82,486,134	$70,560,926	$267,140,575
Affiliated issuers (Note 2)	20,380,791	31,359,798	1,945,678	3,109,862

Total cost of investments	$917,328,618	$113,845,932	$72,506,604	$270,250,437

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$697,958,039	$90,261,497	$78,585,572	$249,488,027
Affiliated issuers (Note 2)	16,409,464	31,359,798	1,945,678	3,109,862

Total fair value of investments	714,367,503	121,621,295	80,531,250	252,597,889
Foreign currencies, at value[b]	946,989	71,246	76,812	416,560
Receivables:
Dividends and interest	1,644,808	106,108	125,219	1,173,031

Total Assets	716,959,300	121,798,649	80,733,281	254,187,480

LIABILITIES
Payables:
Investment securities purchased	193,027	–	–	–
Collateral for securities on loan (Note 5)	9,268,575	31,336,345	1,933,159	2,840,946
Investment advisory fees (Note 2)	225,432	34,500	30,640	99,317

Total Liabilities	9,687,034	31,370,845	1,963,799	2,940,263

NET ASSETS	$707,272,266	$90,427,804	$78,769,482	$251,247,217

Net assets consist of:
Paid-in capital	$995,500,712	$89,639,356	$69,326,259	$268,318,916
Undistributed net investment income	3,289,656	246,775	191,445	1,720,780
Undistributed net realized gain (accumulated net realized loss)	(88,568,866)	(7,234,653)	1,226,882	(1,152,888)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(202,949,236)	7,776,326	8,024,896	(17,639,591)

NET ASSETS	$707,272,266	$90,427,804	$78,769,482	$251,247,217

Shares outstanding[c]	12,150,000	3,900,000	1,900,000	4,700,000

Net asset value per share	$58.21	$23.19	$41.46	$53.46

[a]	Securities on loan with values of $8,893,393, $30,175,129, $1,861,589 and $2,702,791, respectively. See Note 5.
[b]	Cost of foreign currencies: $952,124, $70,564, $77,630 and $414,990, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

60	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2009

	iShares S&P
	Global Energy Sector Index Fund	Global Financials Sector Index Fund	Global Healthcare Sector Index Fund	Global Industrials Sector Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$985,169,058	$394,791,871	$530,594,141	$151,297,944
Affiliated issuers (Note 2)	17,163,336	11,665,097	2,735,183	617,832

Total cost of investments	$1,002,332,394	$406,456,968	$533,329,324	$151,915,776

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$928,320,859	$323,955,077	$442,767,665	$124,160,039
Affiliated issuers (Note 2)	17,163,336	10,389,791	2,735,183	617,832

Total fair value of investments	945,484,195	334,344,868	445,502,848	124,777,871
Foreign currencies, at value[b]	1,173,546	418,495	218,625	90,350
Receivables:
Investment securities sold	–	4,828	–	55,757
Due from custodian (Note 4)	695,846	398,701	–	742,994
Dividends and interest	1,805,052	759,211	1,924,025	252,335
Capital shares sold	–	–	–	29,577

Total Assets	949,158,639	335,926,103	447,645,498	125,948,884

LIABILITIES
Payables:
Investment securities purchased	2,242,012	398,701	–	742,994
Collateral for securities on loan (Note 5)	16,291,245	5,154,758	2,210,309	545,926
Investment advisory fees (Note 2)	356,286	124,926	173,474	44,217

Total Liabilities	18,889,543	5,678,385	2,383,783	1,333,137

NET ASSETS	$930,269,096	$330,247,718	$445,261,715	$124,615,747

Net assets consist of:
Paid-in capital	$1,014,650,120	$455,733,181	$572,479,521	$162,897,881
Undistributed net investment income	6,028,189	1,020,360	1,836,481	430,512
Accumulated net realized loss	(33,559,322)	(54,405,759)	(41,274,827)	(11,574,695)
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(56,849,891)	(72,100,064)	(87,779,460)	(27,137,951)

NET ASSETS	$930,269,096	$330,247,718	$445,261,715	$124,615,747

Shares outstanding[c]	27,300,000	6,950,000	9,200,000	2,900,000

Net asset value per share	$34.08	$47.52	$48.40	$42.97

[a]	Securities on loan with values of $15,540,201, $4,792,490, $2,166,725 and $519,726, respectively. See Note 5.
[b]	Cost of foreign currencies: $1,185,490, $418,647, $220,219 and $91,321, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	61

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2009

	iShares S&P
	Global Infrastructure Index Fund	Global Materials Sector Index Fund	Global Nuclear Energy Index Fund	Global Technology Sector Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$381,402,111	$801,509,681	$13,431,113	$429,124,189
Affiliated issuers (Note 2)	12,715,357	1,505,821	1,068,582	5,492,136

Total cost of investments	$394,117,468	$803,015,502	$14,499,695	$434,616,325

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$408,567,528	$755,069,548	$16,143,121	$372,677,656
Affiliated issuers (Note 2)	12,715,357	1,505,821	1,068,582	5,492,136

Total fair value of investments	421,282,885	756,575,369	17,211,703	378,169,792
Foreign currencies, at value[b]	568,122	1,354,563	4,638	175,795
Receivables:
Investment securities sold	29,842,542	–	–	–
Due from custodian (Note 4)	–	931,270	–	–
Dividends and interest	985,334	938,775	28,827	283,782
Capital shares sold	11,085	27,597	–	–

Total Assets	452,689,968	759,827,574	17,245,168	378,629,369

LIABILITIES
Payables:
Investment securities purchased	30,234,590	931,270	–	–
Collateral for securities on loan (Note 5)	12,397,086	1,299,125	1,052,802	5,252,489
Investment advisory fees (Note 2)	156,349	279,851	6,343	144,995

Total Liabilities	42,788,025	2,510,246	1,059,145	5,397,484

NET ASSETS	$409,901,943	$757,317,328	$16,186,023	$373,231,885

Net assets consist of:
Paid-in capital	$417,990,359	$828,958,662	$14,927,782	$450,193,391
Undistributed net investment income	2,755,855	2,368,447	51,175	751,733
Accumulated net realized loss	(38,027,393)	(27,601,725)	(1,505,844)	(21,273,397)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	27,183,122	(46,408,056)	2,712,910	(56,439,842)

NET ASSETS	$409,901,943	$757,317,328	$16,186,023	$373,231,885

Shares outstanding[c]	12,300,000	13,600,000	380,000	7,150,000

Net asset value per share	$33.33	$55.69	$42.59	$52.20

[a]	Securities on loan with values of $11,791,697, $1,224,764, $1,005,017 and $4,988,474, respectively. See Note 5.
[b]	Cost of foreign currencies: $561,280, $1,334,696, $4,324 and $170,303, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

62	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2009

	iShares S&P
	Global Telecommunications Sector Index Fund	Global Timber & Forestry Index Fund	Global Utilities Sector Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$318,670,435	$31,763,545	$205,523,928
Affiliated issuers (Note 2)	142,344	48,246	157,216

Total cost of investments	$318,812,779	$31,811,791	$205,681,144

Investments in securities, at fair value (Note 1):
Unaffiliated issuers	$243,056,572	$35,540,778	$156,606,425
Affiliated issuers (Note 2)	142,344	48,246	157,216

Total fair value of investments	243,198,916	35,589,024	156,763,641
Foreign currencies, at value[a]	562,852	21,426	391,597
Receivables:
Investment securities sold	–	5,985,080	–
Due from custodian (Note 4)	225,165	–	268,991
Dividends and interest	659,123	83,186	409,147
Capital shares sold	288,228	–	–

Total Assets	244,934,284	41,678,716	157,833,376

LIABILITIES
Payables:
Investment securities purchased	858,242	5,943,550	368,965
Investment advisory fees (Note 2)	92,077	13,633	56,929

Total Liabilities	950,319	5,957,183	425,894

NET ASSETS	$243,983,965	$35,721,533	$157,407,482

Net assets consist of:
Paid-in capital	$327,766,076	$36,187,960	$233,609,426
Undistributed net investment income	2,364,957	109,960	1,374,453
Accumulated net realized loss	(10,541,249)	(4,355,989)	(28,658,522)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(75,605,819)	3,779,602	(48,917,875)

NET ASSETS	$243,983,965	$35,721,533	$157,407,482

Shares outstanding[b]	4,550,000	990,000	3,350,000

Net asset value per share	$53.62	$36.08	$46.99

[a]	Cost of foreign currencies: $555,469, $20,087 and $392,122, respectively.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	63

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended September 30, 2009

	iShares S&P
	Global 100 Index Fund	Global Clean Energy Index Fund	Global Consumer Discretionary Sector Index Fund	Global Consumer Staples Sector Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$12,431,667	$344,613	$776,226	$4,616,997
Interest from affiliated issuers (Note 2)	347	41	28	133
Securities lending income from affiliated issuers (Note 2)	296,515	357,981	12,750	4,584

Total investment income	12,728,529	702,635	789,004	4,621,714

EXPENSES
Investment advisory fees (Note 2)	1,257,384	172,936	155,551	609,039
Foreign taxes (Note 1)	17,239	–	–	–

Total expenses	1,274,623	172,936	155,551	609,039

Net investment income	11,453,906	529,699	633,453	4,012,675

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(16,347,563)	(3,888,724)	(1,054,385)	(2,693,054)
Investments in affiliated issuers (Note 2)	(373,682)	–	–	–
In-kind redemptions	(12,951,945)	–	3,820,459	7,028,570
Foreign currency transactions	215,798	20,046	16,936	119,757

Net realized gain (loss)	(29,457,392)	(3,868,678)	2,783,010	4,455,273

Net change in unrealized appreciation (depreciation) on:
Investments	227,771,004	20,058,100	18,326,432	57,317,695
Translation of assets and liabilities in foreign currencies	63,682	851	1,088	14,166

Net change in unrealized appreciation (depreciation)	227,834,686	20,058,951	18,327,520	57,331,861

Net realized and unrealized gain	198,377,294	16,190,273	21,110,530	61,787,134

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$209,831,200	$16,719,972	$21,743,983	$65,799,809

[a]	Net of foreign withholding tax of $937,534, $31,523, $56,664 and $249,340, respectively.

See notes to financial statements.

64	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2009

	iShares S&P
	Global Energy Sector Index Fund	Global Financials Sector Index Fund	Global Healthcare Sector Index Fund	Global Industrials Sector Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$13,331,693	$3,238,839	$5,521,253	$973,705
Interest from affiliated issuers (Note 2)	323	111	277	36
Securities lending income from affiliated issuers (Note 2)	44,558	193,126	3,261	3,226

Total investment income	13,376,574	3,432,076	5,524,791	976,967

EXPENSES
Investment advisory fees (Note 2)	1,779,170	561,870	1,073,738	165,052
Foreign taxes (Note 1)	–	9,421	–	–

Total expenses	1,779,170	571,291	1,073,738	165,052

Net investment income	11,597,404	2,860,785	4,451,053	811,915

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(8,523,270)	(10,344,928)	(6,964,258)	(1,622,000)
Investments in affiliated issuers (Note 2)	–	(112,443)	–	–
In-kind redemptions	–	2,231,833	(11,570,979)	(2,636,069)
Foreign currency transactions	269,065	97,261	96,625	19,461

Net realized loss	(8,254,205)	(8,128,277)	(18,438,612)	(4,238,608)

Net change in unrealized appreciation (depreciation) on:
Investments	161,908,472	124,439,369	107,286,995	28,422,669
Translation of assets and liabilities in foreign currencies	(2,981)	29,418	82,978	(1,403)

Net change in unrealized appreciation (depreciation)	161,905,491	124,468,787	107,369,973	28,421,266

Net realized and unrealized gain	153,651,286	116,340,510	88,931,361	24,182,658

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$165,248,690	$119,201,295	$93,382,414	$24,994,573

[a]	Net of foreign withholding tax of $852,584, $257,411, $207,334 and $52,551, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	65

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2009

	iShares S&P
	Global Infrastructure Index Fund	Global Materials Sector Index Fund	Global Nuclear Energy Index Fund	Global Technology Sector Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$7,713,403	$4,694,250	$149,016	$2,130,070
Interest from affiliated issuers (Note 2)	171	195	5	178
Securities lending income from affiliated issuers (Note 2)	62,896	10,847	3,249	19,586

Total investment income	7,776,470	4,705,292	152,270	2,149,834

EXPENSES
Investment advisory fees (Note 2)	721,530	1,066,217	28,037	681,622
Foreign taxes (Note 1)	–	2,246	–	1,429

Total expenses	721,530	1,068,463	28,037	683,051

Net investment income	7,054,940	3,636,829	124,233	1,466,783

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(13,860,434)	(9,873,478)	(677,004)	(5,625,516)
In-kind redemptions	–	578,931	–	(932,605)
Foreign currency transactions	123,002	105,732	1,624	28,157

Net realized loss	(13,737,432)	(9,188,815)	(675,380)	(6,529,964)

Net change in unrealized appreciation (depreciation) on:
Investments	101,039,305	147,569,374	3,994,850	95,017,734
Translation of assets and liabilities in foreign currencies	15,621	38,428	1,363	8,949

Net change in unrealized appreciation (depreciation)	101,054,926	147,607,802	3,996,213	95,026,683

Net realized and unrealized gain	87,317,494	138,418,987	3,320,833	88,496,719

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$94,372,434	$142,055,816	$3,445,066	$89,963,502

[a]	Net of foreign withholding tax of $743,215, $374,903, $16,787 and $161,124, respectively.

See notes to financial statements.

66	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2009

	iShares S&P
	Global Telecommunications Sector Index Fund	Global Timber & Forestry Index Fund	Global Utilities Sector Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$8,498,718	$276,209	$4,492,365
Interest from affiliated issuers (Note 2)	170	22	102
Securities lending income from affiliated issuers (Note 2)	2,193	3,433	832

Total investment income	8,501,081	279,664	4,493,299

EXPENSES
Investment advisory fees (Note 2)	573,270	63,557	340,555

Total expenses	573,270	63,557	340,555

Net investment income	7,927,811	216,107	4,152,744

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(7,059,321)	(623,432)	(8,218,252)
In-kind redemptions	3,609,337	–	(12,944,723)
Foreign currency transactions	60,480	1,281	49,934

Net realized loss	(3,389,504)	(622,151)	(21,113,041)

Net change in unrealized appreciation (depreciation) on:
Investments	49,424,826	11,606,048	50,921,465
Translation of assets and liabilities in foreign currencies	(5,119)	3,489	2,106

Net change in unrealized appreciation (depreciation)	49,419,707	11,609,537	50,923,571

Net realized and unrealized gain	46,030,203	10,987,386	29,810,530

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$53,958,014	$11,203,493	$33,963,274

[a]	Net of foreign withholding tax of $612,719, $5,381 and $446,377, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	67

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares S&P Global 100 Index Fund		iShares S&P Global Clean Energy Index Fund
	Six months ended September 30, 2009 (Unaudited)	Year ended March 31, 2009	Six months ended September 30, 2009 (Unaudited)	Period from June 24, 2008[a] to March 31, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$11,453,906	$33,748,632	$529,699	$216,392
Net realized loss	(29,457,392)	(53,983,060)	(3,868,678)	(3,367,478)
Net change in unrealized appreciation (depreciation)	227,834,686	(475,630,823)	20,058,951	(12,282,625)

Net increase (decrease) in net assets resulting from operations	209,831,200	(495,865,251)	16,719,972	(15,433,711)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(13,624,071)	(33,288,065)	(378,191)	(119,622)

Total distributions to shareholders	(13,624,071)	(33,288,065)	(378,191)	(119,622)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	22,985,436	770,379,408	29,117,923	60,521,433
Cost of shares redeemed	(64,137,024)	(631,010,254)	–	–

Net increase (decrease) in net assets from capital share transactions	(41,151,588)	139,369,154	29,117,923	60,521,433

INCREASE (DECREASE) IN NET ASSETS	155,055,541	(389,784,162)	45,459,704	44,968,100

NET ASSETS
Beginning of period	552,216,725	942,000,887	44,968,100	–

End of period	$707,272,266	$552,216,725	$90,427,804	$44,968,100

Undistributed net investment income included in net assets at end of period	$3,289,656	$5,459,821	$246,775	$95,267

SHARES ISSUED AND REDEEMED
Shares sold	400,000	11,600,000	1,300,000	2,600,000
Shares redeemed	(1,300,000)	(11,450,000)	–	–

Net increase (decrease) in shares outstanding	(900,000)	150,000	1,300,000	2,600,000

[a]	Commencement of operations.

See notes to financial statements.

68	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Global Consumer Discretionary Sector Index Fund		iShares S&P Global Consumer Staples Sector Index Fund
	Six months ended September 30, 2009 (Unaudited)	Year ended March 31, 2009	Six months ended September 30, 2009 (Unaudited)	Year ended March 31, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$633,453	$551,254	$4,012,675	$6,024,279
Net realized gain (loss)	2,783,010	(953,764)	4,455,273	(832,445)
Net change in unrealized appreciation (depreciation)	18,327,520	(9,182,732)	57,331,861	(82,900,272)

Net increase (decrease) in net assets resulting from operations	21,743,983	(9,585,242)	65,799,809	(77,708,438)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(607,383)	(524,088)	(3,777,635)	(5,614,603)

Total distributions to shareholders	(607,383)	(524,088)	(3,777,635)	(5,614,603)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	27,333,439	44,124,177	4,779,720	93,445,320
Cost of shares redeemed	(25,298,613)	(8,429,851)	(64,210,193)	(70,420,144)

Net increase (decrease) in net assets from capital share transactions	2,034,826	35,694,326	(59,430,473)	23,025,176

INCREASE (DECREASE) IN NET ASSETS	23,171,426	25,584,996	2,591,701	(60,297,865)

NET ASSETS
Beginning of period	55,598,056	30,013,060	248,655,516	308,953,381

End of period	$78,769,482	$55,598,056	$251,247,217	$248,655,516

Undistributed net investment income included in net assets at end of period	$191,445	$165,375	$1,720,780	$1,485,740

SHARES ISSUED AND REDEEMED
Shares sold	750,000	1,500,000	100,000	2,100,000
Shares redeemed	(750,000)	(200,000)	(1,350,000)	(1,250,000)

Net increase (decrease) in shares outstanding	–	1,300,000	(1,250,000)	850,000

See notes to financial statements.

FINANCIAL STATEMENTS	69

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Global Energy Sector Index Fund		iShares S&P Global Financials Sector Index Fund
	Six months ended September 30, 2009 (Unaudited)	Year ended March 31, 2009	Six months ended September 30, 2009 (Unaudited)	Year ended March 31, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$11,597,404	$16,640,807	$2,860,785	$8,945,516
Net realized gain (loss)	(8,254,205)	44,966,972	(8,128,277)	(51,726,646)
Net change in unrealized appreciation (depreciation)	161,905,491	(367,077,271)	124,468,787	(173,500,231)

Net increase (decrease) in net assets resulting from operations	165,248,690	(305,469,492)	119,201,295	(216,281,361)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(8,400,997)	(16,417,390)	(2,692,279)	(9,422,452)

Total distributions to shareholders	(8,400,997)	(16,417,390)	(2,692,279)	(9,422,452)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	298,872,360	181,924,706	91,138,290	182,119,593
Cost of shares redeemed	–	(319,391,068)	(10,504,677)	(61,319,444)

Net increase (decrease) in net assets from capital share transactions	298,872,360	(137,466,362)	80,633,613	120,800,149

INCREASE (DECREASE) IN NET ASSETS	455,720,053	(459,353,244)	197,142,629	(104,903,664)

NET ASSETS
Beginning of period	474,549,043	933,902,287	133,105,089	238,008,753

End of period	$930,269,096	$474,549,043	$330,247,718	$133,105,089

Undistributed net investment income included in net assets at end of period	$6,028,189	$2,831,782	$1,020,360	$851,854

SHARES ISSUED AND REDEEMED
Shares sold	9,450,000	4,350,000	2,300,000	3,100,000
Shares redeemed	–	(8,100,000)	(300,000)	(1,550,000)

Net increase (decrease) in shares outstanding	9,450,000	(3,750,000)	2,000,000	1,550,000

See notes to financial statements.

70	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Global Healthcare Sector Index Fund		iShares S&P Global Industrials Sector Index Fund
	Six months ended September 30, 2009 (Unaudited)	Year ended March 31, 2009	Six months ended September 30, 2009 (Unaudited)	Year ended March 31, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$4,451,053	$12,059,116	$811,915	$2,624,090
Net realized loss	(18,438,612)	(23,298,352)	(4,238,608)	(32,583,620)
Net change in unrealized appreciation (depreciation)	107,369,973	(153,167,319)	28,421,266	(36,394,576)

Net increase (decrease) in net assets resulting from operations	93,382,414	(164,406,555)	24,994,573	(66,354,106)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(7,481,024)	(11,925,947)	(807,211)	(3,136,434)

Total distributions to shareholders	(7,481,024)	(11,925,947)	(807,211)	(3,136,434)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	18,339,678	192,567,645	59,591,394	–
Cost of shares redeemed	(110,846,109)	(186,403,654)	(3,272,354)	(62,297,038)

Net increase (decrease) in net assets from capital share transactions	(92,506,431)	6,163,991	56,319,040	(62,297,038)

INCREASE (DECREASE) IN NET ASSETS	(6,605,041)	(170,168,511)	80,506,402	(131,787,578)

NET ASSETS
Beginning of period	451,866,756	622,035,267	44,109,345	175,896,923

End of period	$445,261,715	$451,866,756	$124,615,747	$44,109,345

Undistributed net investment income included in net assets at end of period	$1,836,481	$4,866,452	$430,512	$425,808

SHARES ISSUED AND REDEEMED
Shares sold	450,000	3,650,000	1,500,000	–
Shares redeemed	(2,550,000)	(4,150,000)	(100,000)	(1,450,000)

Net increase (decrease) in shares outstanding	(2,100,000)	(500,000)	1,400,000	(1,450,000)

See notes to financial statements.

FINANCIAL STATEMENTS	71

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Global Infrastructure Index Fund		iShares S&P Global Materials Sector Index Fund
	Six months ended September 30, 2009 (Unaudited)	Year ended March 31, 2009	Six months ended September 30, 2009 (Unaudited)	Year ended March 31, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$7,054,940	$5,057,581	$3,636,829	$6,708,622
Net realized loss	(13,737,432)	(24,991,033)	(9,188,815)	(57,834,659)
Net change in unrealized appreciation (depreciation)	101,054,926	(71,981,366)	147,607,802	(201,633,337)

Net increase (decrease) in net assets resulting from operations	94,372,434	(91,914,818)	142,055,816	(252,759,374)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(5,315,935)	(4,021,250)	(2,483,001)	(7,421,432)

Total distributions to shareholders	(5,315,935)	(4,021,250)	(2,483,001)	(7,421,432)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	118,822,347	251,563,256	464,742,645	279,653,540
Cost of shares redeemed	–	(2,895,747)	(2,426,032)	(254,794,078)

Net increase in net assets from capital share transactions	118,822,347	248,667,509	462,316,613	24,859,462

INCREASE (DECREASE) IN NET ASSETS	207,878,846	152,731,441	601,889,428	(235,321,344)

NET ASSETS
Beginning of period	202,023,097	49,291,656	155,427,900	390,749,244

End of period	$409,901,943	$202,023,097	$757,317,328	$155,427,900

Undistributed net investment income included in net assets at end of period	$2,755,855	$1,016,850	$2,368,447	$1,214,619

SHARES ISSUED AND REDEEMED
Shares sold	4,000,000	7,300,000	9,450,000	3,900,000
Shares redeemed	–	(100,000)	(50,000)	(4,850,000)

Net increase (decrease) in shares outstanding	4,000,000	7,200,000	9,400,000	(950,000)

See notes to financial statements.

72	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Global Nuclear Energy Index Fund		iShares S&P Global Technology Sector Index Fund
	Six months ended September 30, 2009 (Unaudited)	Period from June 24, 2008[a] to March 31, 2009	Six months ended September 30, 2009 (Unaudited)	Year ended March 31, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$124,233	$46,840	$1,466,783	$3,088,534
Net realized loss	(675,380)	(831,348)	(6,529,964)	(51,782,296)
Net change in unrealized appreciation (depreciation)	3,996,213	(1,283,303)	95,026,683	(107,427,783)

Net increase (decrease) in net assets resulting from operations	3,445,066	(2,067,811)	89,963,502	(156,121,545)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(72,035)	(46,979)	(1,198,197)	(3,020,616)

Total distributions to shareholders	(72,035)	(46,979)	(1,198,197)	(3,020,616)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	6,769,542	8,158,240	89,990,136	217,137,779
Cost of shares redeemed	–	–	(2,018,396)	(256,971,853)

Net increase (decrease) in net assets from capital share transactions	6,769,542	8,158,240	87,971,740	(39,834,074)

INCREASE (DECREASE) IN NET ASSETS	10,142,573	6,043,450	176,737,045	(198,976,235)

NET ASSETS
Beginning of period	6,043,450	–	196,494,840	395,471,075

End of period	$16,186,023	$6,043,450	$373,231,885	$196,494,840

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$51,175	$(1,023)	$751,733	$483,147

SHARES ISSUED AND REDEEMED
Shares sold	180,000	200,000	1,950,000	4,050,000
Shares redeemed	–	–	(50,000)	(5,800,000)

Net increase (decrease) in shares outstanding	180,000	200,000	1,900,000	(1,750,000)

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	73

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Global Telecommunications Sector Index Fund		iShares S&P Global Timber & Forestry Index Fund
	Six months ended September 30, 2009 (Unaudited)	Year ended March 31, 2009	Six months ended September 30, 2009 (Unaudited)	Period from June 24, 2008[a] to March 31, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$7,927,811	$13,637,685	$216,107	$221,551
Net realized loss	(3,389,504)	(1,224,650)	(622,151)	(3,736,421)
Net change in unrealized appreciation (depreciation)	49,419,707	(108,905,769)	11,609,537	(7,829,935)

Net increase (decrease) in net assets resulting from operations	53,958,014	(96,492,734)	11,203,493	(11,344,805)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(7,066,622)	(13,990,700)	(117,656)	(207,459)

Total distributions to shareholders	(7,066,622)	(13,990,700)	(117,656)	(207,459)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	13,154,038	143,942,984	10,712,144	25,475,816
Cost of shares redeemed	(57,318,118)	(251,877,512)	–	–

Net increase (decrease) in net assets from capital share transactions	(44,164,080)	(107,934,528)	10,712,144	25,475,816

INCREASE (DECREASE) IN NET ASSETS	2,727,312	(218,417,962)	21,797,981	13,923,552

NET ASSETS
Beginning of period	241,256,653	459,674,615	13,923,552	–

End of period	$243,983,965	$241,256,653	$35,721,533	$13,923,552

Undistributed net investment income included in net assets at end of period	$2,364,957	$1,503,768	$109,960	$11,509

SHARES ISSUED AND REDEEMED
Shares sold	250,000	2,800,000	360,000	630,000
Shares redeemed	(1,200,000)	(4,150,000)	–	–

Net increase (decrease) in shares outstanding	(950,000)	(1,350,000)	360,000	630,000

[a]	Commencement of operations.

See notes to financial statements.

74	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Global Utilities Sector Index Fund
	Six months ended September 30, 2009 (Unaudited)	Year ended March 31, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$4,152,744	$10,820,763
Net realized loss	(21,113,041)	(15,264,869)
Net change in unrealized appreciation (depreciation)	50,923,571	(92,926,925)

Net increase (decrease) in net assets resulting from operations	33,963,274	(97,371,031)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,840,427)	(10,727,418)

Total distributions to shareholders	(3,840,427)	(10,727,418)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	29,173,436	18,586,710
Cost of shares redeemed	(45,979,229)	(64,932,806)

Net decrease in net assets from capital share transactions	(16,805,793)	(46,346,096)

INCREASE (DECREASE) IN NET ASSETS	13,317,054	(154,444,545)

NET ASSETS
Beginning of period	144,090,428	298,534,973

End of period	$157,407,482	$144,090,428

Undistributed net investment income included in net assets at end of period	$1,374,453	$1,062,136

SHARES ISSUED AND REDEEMED
Shares sold	650,000	350,000
Shares redeemed	(1,100,000)	(1,250,000)

Net decrease in shares outstanding	(450,000)	(900,000)

See notes to financial statements.

FINANCIAL STATEMENTS	75

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global 100 Index Fund
	Six months ended Sep. 30, 2009 (Unaudited)	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005

Net asset value, beginning of period	$42.32	$73.02	$74.00	$65.76	$60.67	$57.20

Income from investment operations:
Net investment income	0.93 [a]	2.06 [a]	1.70 [a]	1.61 [a]	1.22	1.04
Net realized and unrealized gain (loss)[b]	16.07	(30.88)	(1.30)	7.99	5.07	3.46

Total from investment operations	17.00	(28.82)	0.40	9.60	6.29	4.50

Less distributions from:
Net investment income	(1.11)	(1.88)	(1.38)	(1.36)	(1.20)	(1.03)

Total distributions	(1.11)	(1.88)	(1.38)	(1.36)	(1.20)	(1.03)

Net asset value, end of period	$58.21	$42.32	$73.02	$74.00	$65.76	$60.67

Total return	40.71%[c]	(40.19)%	0.37%	14.60%	10.44%	7.85%

Ratios/Supplemental data:
Net assets, end of period (000s)	$707,272	$552,217	$942,001	$680,774	$460,329	$342,782
Ratio of expenses to average net assets[d]	0.41%	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of expenses to average net assets exclusive of foreign taxes[d]	0.40%	n/a	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets[d]	3.64%	3.49%	2.17%	2.28%	2.05%	2.24%
Portfolio turnover rate[e]	4%	8%	5%	3%	6%	4%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

76	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Clean Energy Index Fund
	Six months ended Sep. 30, 2009 (Unaudited)	Period from Jun. 24, 2008[a] to Mar. 31, 2009

Net asset value, beginning of period	$17.30	$51.82

Income from investment operations:
Net investment income[b]	0.16	0.18
Net realized and unrealized gain (loss)[c]	5.85	(34.64)

Total from investment operations	6.01	(34.46)

Less distributions from:
Net investment income	(0.12)	(0.06)

Total distributions	(0.12)	(0.06)

Net asset value, end of period	$23.19	$17.30

Total return	34.80%[d]	(66.51)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$90,428	$44,968
Ratio of expenses to average net assets[e]	0.48%	0.48%
Ratio of net investment income to average net assets[e]	1.47%	1.22%
Portfolio turnover rate[f]	23%	20%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	77

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Consumer Discretionary Sector Index Fund
	Six months ended Sep. 30, 2009 (Unaudited)	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Period from Sep. 12, 2006[a] to Mar. 31, 2007

Net asset value, beginning of period	$29.26	$50.02	$58.91	$51.03

Income from investment operations:
Net investment income[b]	0.36	0.79	0.87	0.37
Net realized and unrealized gain (loss)[c]	12.17	(20.47)	(8.91)	7.71

Total from investment operations	12.53	(19.68)	(8.04)	8.08

Less distributions from:
Net investment income	(0.33)	(1.08)	(0.85)	(0.20)

Total distributions	(0.33)	(1.08)	(0.85)	(0.20)

Net asset value, end of period	$41.46	$29.26	$50.02	$58.91

Total return	43.05%[d]	(39.94)%	(13.77)%	15.85%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$78,769	$55,598	$30,013	$32,398
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	1.95%	2.19%	1.52%	1.19%
Portfolio turnover rate[f]	3%	7%	6%	3%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

78	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Consumer Staples Sector Index Fund
	Six months ended Sep. 30, 2009 (Unaudited)	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Period from Sep. 12, 2006[a] to Mar. 31, 2007

Net asset value, beginning of period	$41.79	$60.58	$55.60	$50.56

Income from investment operations:
Net investment income[b]	0.76	1.27	1.12	0.47
Net realized and unrealized gain (loss)[c]	11.59	(18.89)	4.22	4.85

Total from investment operations	12.35	(17.62)	5.34	5.32

Less distributions from:
Net investment income	(0.68)	(1.17)	(0.36)	(0.28)

Total distributions	(0.68)	(1.17)	(0.36)	(0.28)

Net asset value, end of period	$53.46	$41.79	$60.58	$55.60

Total return	29.80%[d]	(29.44)%	9.59%	10.54%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$251,247	$248,656	$308,953	$30,579
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	3.16%	2.47%	1.89%	1.64%
Portfolio turnover rate[f]	3%	10%	5%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	79

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Energy Sector Index Fund
	Six months ended Sep. 30, 2009 (Unaudited)	Year ended Mar. 31, 2009[a]	Year ended Mar. 31, 2008[a]	Year ended Mar. 31, 2007[a]	Year ended Mar. 31, 2006[a]	Year ended Mar. 31, 2005[a]

Net asset value, beginning of period	$26.59	$43.24	$37.09	$33.85	$27.63	$20.02

Income from investment operations:
Net investment income	0.49 [b]	0.84 [b]	1.02 [b]	0.62 [b]	0.46 [b]	0.44
Net realized and unrealized gain (loss)[c]	7.32	(16.70)	6.06	3.22	6.13	7.59

Total from investment operations	7.81	(15.86)	7.08	3.84	6.59	8.03

Less distributions from:
Net investment income	(0.32)	(0.79)	(0.93)	(0.60)	(0.37)	(0.42)

Total distributions	(0.32)	(0.79)	(0.93)	(0.60)	(0.37)	(0.42)

Net asset value, end of period	$34.08	$26.59	$43.24	$37.09	$33.85	$27.63

Total return	29.56%[d]	(37.15)%	18.87%	11.37%	23.91%	40.40%

Ratios/Supplemental data:
Net assets, end of period (000s)	$930,269	$474,549	$933,902	$756,675	$685,415	$323,296
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.49%	0.65%	0.65%
Ratio of net investment income to average net assets[e]	3.13%	2.22%	2.34%	1.73%	1.46%	2.00%
Portfolio turnover rate[f]	3%	8%	6%	10%	5%	5%

[a]	Per share amounts were adjusted to reflect a three-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

80	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Financials Sector Index Fund
	Six months ended Sep. 30, 2009 (Unaudited)	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005

Net asset value, beginning of period	$26.89	$70.00	$89.23	$78.83	$64.22	$60.26

Income from investment operations:
Net investment income	0.48 [a]	1.84 [a]	2.43 [a]	1.81 [a]	1.52 [a]	0.86
Net realized and unrealized gain (loss)[b]	20.60	(42.94)	(18.88)	9.80	14.29	4.00

Total from investment operations	21.08	(41.10)	(16.45)	11.61	15.81	4.86

Less distributions from:
Net investment income	(0.45)	(2.01)	(2.78)	(1.21)	(1.20)	(0.90)

Total distributions	(0.45)	(2.01)	(2.78)	(1.21)	(1.20)	(0.90)

Net asset value, end of period	$47.52	$26.89	$70.00	$89.23	$78.83	$64.22

Total return	78.93%[c]	(59.97)%	(18.81)%	14.74%	24.73%	8.02%

Ratios/Supplemental data:
Net assets, end of period (000s)	$330,248	$133,105	$238,009	$321,231	$141,895	$70,642
Ratio of expenses to average net assets[d]	0.49%	0.48%	0.48%	0.49%	0.65%	0.65%
Ratio of expenses to average net assets exclusive of foreign taxes[d]	0.48%	n/a	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets[d]	2.44%	3.88%	2.85%	2.13%	2.17%	2.11%
Portfolio turnover rate[e]	4%	11%	9%	5%	7%	5%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	81

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Healthcare Sector Index Fund
	Six months ended Sep. 30, 2009 (Unaudited)	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005

Net asset value, beginning of period	$39.99	$52.71	$57.59	$53.67	$48.13	$46.66

Income from investment operations:
Net investment income	0.43 [a]	0.98 [a]	0.96 [a]	0.82 [a]	0.53 [a]	0.39
Net realized and unrealized gain (loss)[b]	8.70	(12.68)	(4.84)	3.59	5.38	1.44

Total from investment operations	9.13	(11.70)	(3.88)	4.41	5.91	1.83

Less distributions from:
Net investment income	(0.72)	(1.02)	(1.00)	(0.49)	(0.37)	(0.36)

Total distributions	(0.72)	(1.02)	(1.00)	(0.49)	(0.37)	(0.36)

Net asset value, end of period	$48.40	$39.99	$52.71	$57.59	$53.67	$48.13

Total return	23.07%[c]	(22.52)%	(6.91)%	8.22%	12.28%	3.93%

Ratios/Supplemental data:
Net assets, end of period (000s)	$445,262	$451,867	$622,035	$800,486	$488,414	$228,613
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.48%	0.49%	0.65%	0.65%
Ratio of net investment income to average net assets[d]	1.99%	2.06%	1.64%	1.46%	1.02%	1.12%
Portfolio turnover rate[e]	3%	8%	4%	5%	5%	10%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

82	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Industrials Sector Index Fund
	Six months ended Sep. 30, 2009 (Unaudited)	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Period from Sep. 12, 2006[a] to Mar. 31, 2007

Net asset value, beginning of period	$29.41	$59.63	$58.25	$50.25

Income from investment operations:
Net investment income[b]	0.45	1.14	0.99	0.48
Net realized and unrealized gain (loss)[c]	13.65	(30.06)	0.77	7.81

Total from investment operations	14.10	(28.92)	1.76	8.29

Less distributions from:
Net investment income	(0.54)	(1.30)	(0.38)	(0.29)

Total distributions	(0.54)	(1.30)	(0.38)	(0.29)

Net asset value, end of period	$42.97	$29.41	$59.63	$58.25

Total return	48.38%[d]	(49.24)%	2.99%	16.52%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$124,616	$44,109	$175,897	$17,474
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	2.36%	2.42%	1.58%	1.60%
Portfolio turnover rate[f]	3%	8%	11%	3%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	83

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Infrastructure Index Fund
	Six months ended Sep. 30, 2009 (Unaudited)	Year ended Mar. 31, 2009	Period from Dec. 10, 2007[a] to Mar. 31, 2008

Net asset value, beginning of period	$24.34	$44.81	$50.03

Income from investment operations:
Net investment income[b]	0.70	1.16	0.23
Net realized and unrealized gain (loss)[c]	8.83	(20.70)	(5.27)

Total from investment operations	9.53	(19.54)	(5.04)

Less distributions from:
Net investment income	(0.54)	(0.93)	(0.18)

Total distributions	(0.54)	(0.93)	(0.18)

Net asset value, end of period	$33.33	$24.34	$44.81

Total return	39.67%[d]	(44.19)%	(10.10)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$409,902	$202,023	$49,292
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	4.69%	3.70%	1.66%
Portfolio turnover rate[f]	13%	29%	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

84	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Materials Sector Index Fund
	Six months ended Sep. 30, 2009 (Unaudited)	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Period from Sep. 12, 2006[a] to Mar. 31, 2007

Net asset value, beginning of period	$37.01	$75.87	$62.33	$48.72

Income from investment operations:
Net investment income[b]	0.41	1.16	1.05	0.66
Net realized and unrealized gain (loss)[c]	18.51	(38.98)	12.97	13.11

Total from investment operations	18.92	(37.82)	14.02	13.77

Less distributions from:
Net investment income	(0.24)	(1.04)	(0.48)	(0.16)

Total distributions	(0.24)	(1.04)	(0.48)	(0.16)

Net asset value, end of period	$55.69	$37.01	$75.87	$62.33

Total return	51.28%[d]	(50.23)%	22.49%	28.31%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$757,317	$155,428	$390,749	$74,791
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%
Ratio of expenses to average net assets exclusive of foreign taxes[e]	0.48%	0.48%	n/a	n/a
Ratio of net investment income to average net assets[e]	1.64%	1.96%	1.41%	2.11%
Portfolio turnover rate[f]	3%	14%	10%	5%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	85

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Nuclear Energy Index Fund
	Six months ended Sep. 30, 2009 (Unaudited)	Period from Jun. 24, 2008[a] to Mar. 31, 2009

Net asset value, beginning of period	$30.22	$50.45

Income from investment operations:
Net investment income[b]	0.42	0.29
Net realized and unrealized gain (loss)[c]	12.21	(20.29)

Total from investment operations	12.63	(20.00)

Less distributions from:
Net investment income	(0.26)	(0.23)

Total distributions	(0.26)	(0.23)

Net asset value, end of period	$42.59	$30.22

Total return	41.96%[d]	(39.62)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$16,186	$6,043
Ratio of expenses to average net assets[e]	0.48%	0.48%
Ratio of net investment income to average net assets[e]	2.13%	1.19%
Portfolio turnover rate[f]	27%	35%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

86	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Technology Sector Index Fund
	Six months ended Sep. 30, 2009 (Unaudited)	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005

Net asset value, beginning of period	$37.43	$56.50	$57.16	$55.74	$47.65	$50.99

Income from investment operations:
Net investment income	0.24 [a]	0.43 [a]	0.37 [a]	0.15 [a]	0.05	0.59
Net realized and unrealized gain (loss)[b]	14.73	(19.06)	(0.80)	1.40	8.06	(3.31)

Total from investment operations	14.97	(18.63)	(0.43)	1.55	8.11	(2.72)

Less distributions from:
Net investment income	(0.20)	(0.44)	(0.23)	(0.13)	(0.02)	(0.57)
Return of capital	–	–	–	–	–	(0.05)

Total distributions	(0.20)	(0.44)	(0.23)	(0.13)	(0.02)	(0.62)

Net asset value, end of period	$52.20	$37.43	$56.50	$57.16	$55.74	$47.65

Total return	40.11%[c]	(33.10)%	(0.81)%	2.77%	17.03%	(5.40)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$373,232	$196,495	$395,471	$197,192	$108,695	$42,887
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.48%	0.49%	0.66%	0.66%
Ratio of expenses to average net assets exclusive of foreign taxes[d]	0.48%	n/a	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets[d]	1.03%	0.92%	0.60%	0.27%	0.16%	1.25%
Portfolio turnover rate[e]	3%	5%	6%	6%	13%	7%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	87

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Telecommunications Sector Index Fund
	Six months ended Sep. 30, 2009 (Unaudited)	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005

Net asset value, beginning of period	$43.86	$67.11	$65.42	$50.98	$50.00	$46.10

Income from investment operations:
Net investment income	1.61 [a]	2.67 [a]	2.17 [a]	2.17 [a]	1.37 [a]	0.75
Net realized and unrealized gain (loss)[b]	9.48	(23.53)	1.04	13.78	0.84	3.82

Total from investment operations	11.09	(20.86)	3.21	15.95	2.21	4.57

Less distributions from:
Net investment income	(1.33)	(2.39)	(1.52)	(1.51)	(1.23)	(0.67)

Total distributions	(1.33)	(2.39)	(1.52)	(1.51)	(1.23)	(0.67)

Net asset value, end of period	$53.62	$43.86	$67.11	$65.42	$50.98	$50.00

Total return	25.79%[c]	(31.87)%	4.60%	31.40%	4.55%	9.84%

Ratios/Supplemental data:
Net assets, end of period (000s)	$243,984	$241,257	$459,675	$232,238	$71,378	$42,499
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.48%	0.49%	0.65%	0.65%
Ratio of net investment income to average net assets[d]	6.64%	4.69%	2.96%	3.65%	2.72%	2.24%
Portfolio turnover rate[e]	6%	9%	7%	8%	11%	13%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

88	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Timber & Forestry Index Fund
	Six months ended Sep. 30, 2009 (Unaudited)	Period from Jun. 24, 2008[a] to Mar. 31, 2009

Net asset value, beginning of period	$22.10	$48.24

Income from investment operations:
Net investment income[b]	0.25	0.55
Net realized and unrealized gain (loss)[c]	13.87	(26.23)

Total from investment operations	14.12	(25.68)

Less distributions from:
Net investment income	(0.14)	(0.46)

Total distributions	(0.14)	(0.46)

Net asset value, end of period	$36.08	$22.10

Total return	64.04%[d]	(53.41)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$35,722	$13,924
Ratio of expenses to average net assets[e]	0.48%	0.49%
Ratio of expenses to average net assets exclusive of foreign taxes[e]	n/a	0.48%
Ratio of net investment income to average net assets[e]	1.63%	2.29%
Portfolio turnover rate[f]	24%	45%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	89

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Utilities Sector Index Fund
	Six months ended Sep. 30, 2009 (Unaudited)	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Period from Sep. 12, 2006[a] to Mar. 31, 2007

Net asset value, beginning of period	$37.92	$63.52	$60.25	$49.99

Income from investment operations:
Net investment income[b]	1.24	2.52	1.28	0.58
Net realized and unrealized gain (loss)[c]	8.94	(25.67)	2.53	10.01

Total from investment operations	10.18	(23.15)	3.81	10.59

Less distributions from:
Net investment income	(1.11)	(2.45)	(0.54)	(0.33)

Total distributions	(1.11)	(2.45)	(0.54)	(0.33)

Net asset value, end of period	$46.99	$37.92	$63.52	$60.25

Total return	27.25%[d]	(37.41)%	6.26%	21.23%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$157,407	$144,090	$298,535	$27,111
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	5.85%	4.74%	1.96%	1.91%
Portfolio turnover rate[f]	8%	12%	10%	4%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

90	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares S&P Global 100, iShares S&P Global Clean Energy, iShares S&P Global Consumer Discretionary Sector, iShares S&P Global Consumer Staples Sector, iShares S&P Global Energy Sector, iShares S&P Global Financials Sector, iShares S&P Global Healthcare Sector, iShares S&P Global Industrials Sector, iShares S&P Global Infrastructure, iShares S&P Global Materials Sector, iShares S&P Global Nuclear Energy, iShares S&P Global Technology Sector, iShares S&P Global Telecommunications Sector, iShares S&P Global Timber & Forestry, and iShares S&P Global Utilities Sector Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Each Fund invests in the securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or

NOTES TO FINANCIAL STATEMENTS	91

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”);

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and

92	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

The following table summarizes the values of each Fund’s investments according to the fair value hierarchy as of September 30, 2009. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

	Investments in Securities
iShares Index Fund and Asset Class	Level 1	Level 2	Level 3	Total
S&P Global 100
Common Stocks	$704,454,625	$–	$–	$704,454,625
Rights	175,579	–	42	175,621
Short-Term Investments	9,737,257	–	–	9,737,257

Total S&P Global 100	714,367,461	–	42	714,367,503

S&P Global Clean Energy	121,621,295	–	–	121,621,295

S&P Global Consumer Discretionary Sector
Common Stocks	77,884,716	–	357,521	78,242,237
Preferred Stocks	343,335	–	–	343,335
Short-Term Investments	1,945,678	–	–	1,945,678

Total S&P Global Consumer Discretionary Sector	80,173,729	–	357,521	80,531,250

S&P Global Consumer Staples Sector
Common Stocks	246,209,283	–	865,090	247,074,373
Preferred Stocks	2,413,654	–	–	2,413,654
Short-Term Investments	3,109,862	–	–	3,109,862

Total S&P Global Consumer Staples Sector	251,732,799	–	865,090	252,597,889

S&P Global Energy Sector	945,484,195	–	–	945,484,195

S&P Global Financials Sector
Common Stocks	325,918,396	–	96	325,918,492
Preferred Stocks	2,748,122	–	–	2,748,122
Rights	202,401	–	20	202,421
Warrants	–	–	2,398	2,398
Short-Term Investments	5,473,435	–	–	5,473,435

Total S&P Global Financials Sector	334,342,354	–	2,514	334,344,868

NOTES TO FINANCIAL STATEMENTS	93

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

	Investments in Securities
iShares Index Fund and Asset Class	Level 1	Level 2	Level 3	Total
S&P Global Healthcare Sector	$445,502,848	$–	$–	$445,502,848
S&P Global Industrials Sector	124,777,871	–	–	124,777,871
S&P Global Infrastructure	421,282,885	–	–	421,282,885
S&P Global Materials Sector	756,575,369	–	–	756,575,369

S&P Global Nuclear Energy
Common Stocks	16,127,885	–	15,236	16,143,121
Short-Term Investments	1,068,582	–	–	1,068,582

Total S&P Global Nuclear Energy	17,196,467	–	15,236	17,211,703

S&P Global Technology Sector	378,169,792	–	–	378,169,792
S&P Global Telecommunications Sector	243,198,916	–	–	243,198,916
S&P Global Timber & Forestry	35,589,024	–	–	35,589,024
S&P Global Utilities Sector	156,763,641	–	–	156,763,641

The following table provides the reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the six months ended September 30, 2009:

iShares Index Fund and Asset Class	Balance at Beginning of Period	Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers In (Out)	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held at End of Period
S&P Global 100
Rights	$3,207,438	$4	$–	$(3,207,400)	$42	$4
S&P Global Consumer Discretionary
Sector
Common Stocks	151,433	206,088	–	–	357,521	206,088
S&P Global Consumer Staples Sector
Common Stocks	784,630	80,460	–	–	865,090	80,460
S&P Global Financials Sector
Common Stocks	6	1	–	89	96	90
Rights	1,589,839	1	–	(1,589,820)	20	1
Warrants	–	–	–	2,398	2,398	2,398
S&P Global Nuclear Energy
Common Stocks	–	–	–	15,236	15,236	2,476
S&P Global Utilities Sector
Rights	700,124	–	–	(700,124)	–	–

94	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, capital gains on investments or currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are disclosed in their Statements of Operations. Foreign taxes payable as of September 30, 2009, if any, are reflected in the Funds’ Statements of Assets and Liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended September 30, 2009.

NOTES TO FINANCIAL STATEMENTS	95

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The Funds had tax basis net capital loss carryforwards as of March 31, 2009, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Total
S&P Global 100	$–	$–	$–	$949,071	$2,131,997	$–	$36,258,744	$39,339,812
S&P Global Clean Energy	–	–	–	–	–	–	2,161,286	2,161,286
S&P Global Consumer Discretionary Sector	–	–	–	–	21,774	140,985	515,276	678,035
S&P Global Consumer Staples Sector	–	–	–	–	–	110,998	1,241,701	1,352,699
S&P Global Energy Sector	37,853	113,031	43,806	408,088	3,379,767	172,682	4,800,649	8,955,876
S&P Global Financials Sector	–	65,059	20,625	374,711	–	279,616	14,101,017	14,841,028
S&P Global Healthcare Sector	–	–	119,040	2,328,014	–	2,165,971	7,470,467	12,083,492
S&P Global Industrials Sector	–	–	–	–	175	241,597	3,878,332	4,120,104
S&P Global Infrastructure	–	–	–	–	–	–	1,561,517	1,561,517
S&P Global Materials Sector	–	–	–	–	2,966	455,218	3,417,547	3,875,731
S&P Global Nuclear Energy	–	–	–	–	–	–	293,258	293,258
S&P Global Technology Sector	114,472	244,568	111,285	401,105	358,238	418,537	8,517,749	10,165,954
S&P Global Telecommunications Sector	356,911	231,569	–	–	259,855	–	2,355,085	3,203,420
S&P Global Timber & Forestry	–	–	–	–	–	–	264,602	264,602
S&P Global Utilities Sector	–	–	–	–	4,149	298,224	2,911,628	3,214,001

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

For the six months ended September 30, 2009, certain Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the six months ended September 30, 2009 are disclosed in the Funds’ Statements of Operations.

96	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of September 30, 2009, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

S&P Global 100	$924,340,109	$995,234	$(210,967,840)	$(209,972,606)
S&P Global Clean Energy	117,705,529	9,483,535	(5,567,769)	3,915,766
S&P Global Consumer Discretionary Sector	73,293,193	8,740,438	(1,502,381)	7,238,057
S&P Global Consumer Staples Sector	273,783,288	2,063,279	(23,248,678)	(21,185,399)
S&P Global Energy Sector	1,014,628,057	22,054,164	(91,198,026)	(69,143,862)
S&P Global Financials Sector	419,962,430	1,366,400	(86,983,962)	(85,617,562)
S&P Global Healthcare Sector	537,461,417	7,350,573	(99,309,142)	(91,958,569)
S&P Global Industrials Sector	152,978,828	–	(28,200,957)	(28,200,957)
S&P Global Infrastructure	411,841,797	17,691,149	(8,250,061)	9,441,088
S&P Global Materials Sector	814,707,715	7,119,739	(65,252,085)	(58,132,346)
S&P Global Nuclear Energy	15,550,380	1,780,641	(119,318)	1,661,323
S&P Global Technology Sector	438,213,274	5,603,442	(65,646,924)	(60,043,482)
S&P Global Telecommunications Sector	322,864,819	–	(79,665,903)	(79,665,903)
S&P Global Timber & Forestry	33,933,880	2,472,227	(817,083)	1,655,144
S&P Global Utilities Sector	208,190,792	–	(51,427,151)	(51,427,151)

Management has reviewed the tax positions as of September 30, 2009, inclusive of the prior three open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to the Funds (except for the iShares S&P Global 100 Index Fund), BGFA is entitled to annual investment advisory fees based on each Fund’s allocable portion of the aggregate of the average daily net assets of these Funds and certain other iShares Funds as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.48%	First $10 billion
0.43	Over $10 billion

For its investment advisory services to the iShares S&P Global 100 Index Fund, BGFA is entitled to an annual investment advisory fee of 0.40% of the average daily net assets of the Fund.

NOTES TO FINANCIAL STATEMENTS	97

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

State Street Bank and Trust Company (“State Street”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Funds. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended September 30, 2009, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
S&P Global 100	$296,515
S&P Global Clean Energy	357,981
S&P Global Consumer Discretionary Sector	12,750
S&P Global Consumer Staples Sector	4,584
S&P Global Energy Sector	44,558
S&P Global Financials Sector	193,126
S&P Global Healthcare Sector	3,261
S&P Global Industrials Sector	3,226

iShares Index Fund	Securities Lending Agent Fees
S&P Global Infrastructure	$62,896
S&P Global Materials Sector	10,847
S&P Global Nuclear Energy	3,249
S&P Global Technology Sector	19,586
S&P Global Telecommunications Sector	2,193
S&P Global Timber & Forestry	3,433
S&P Global Utilities Sector	832

Each Fund may invest in certain money market funds managed by BGFA, the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. These money market funds seek to achieve their investment objectives by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Funds from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statements of Operations.

98	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For the six months ended September 30, 2009, certain Funds had direct investments (exclusive of short-term investments) in issuers of which BGFA is an affiliate or issuers of which the Fund owns 5% or more of the outstanding voting securities as follows:

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Net Realized Loss

S&P Global 100
Barclays PLC	941	313	126	1,128	$6,672,207	$(373,682)

S&P Global Financials Sector
Barclays PLC	478	410	57	831	4,916,356	(112,443)

Certain trustees and officers of the Trust are also officers of BGI and/or BGFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2009 were as follows:

iShares Index Fund	Purchases	Sales
S&P Global 100	$26,353,379	$28,860,755
S&P Global Clean Energy	17,029,281	16,575,392
S&P Global Consumer Discretionary Sector	2,002,249	2,007,114
S&P Global Consumer Staples Sector	8,147,401	9,129,300
S&P Global Energy Sector	24,878,924	20,262,812
S&P Global Financials Sector	12,485,821	9,578,095
S&P Global Healthcare Sector	11,653,097	15,593,138
S&P Global Industrials Sector	2,933,659	2,155,811
S&P Global Infrastructure	41,265,117	37,783,416
S&P Global Materials Sector	20,371,738	11,693,930
S&P Global Nuclear Energy	3,223,732	3,159,977
S&P Global Technology Sector	10,358,630	8,559,107
S&P Global Telecommunications Sector	13,397,796	12,999,873
S&P Global Timber & Forestry	6,514,061	6,314,740
S&P Global Utilities Sector	10,952,668	10,861,017

NOTES TO FINANCIAL STATEMENTS	99

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the six months ended September 30, 2009 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
S&P Global 100	$22,862,265	$63,444,685
S&P Global Clean Energy	28,767,377	–
S&P Global Consumer Discretionary Sector	26,952,748	24,898,657
S&P Global Consumer Staples Sector	4,666,590	62,802,239
S&P Global Energy Sector	297,078,491	–
S&P Global Financials Sector	87,828,428	10,124,015
S&P Global Healthcare Sector	18,146,346	109,448,273
S&P Global Industrials Sector	58,624,602	3,174,175
S&P Global Infrastructure	117,228,962	–
S&P Global Materials Sector	456,500,558	2,290,007
S&P Global Nuclear Energy	6,732,419	–
S&P Global Technology Sector	88,399,465	1,983,904
S&P Global Telecommunications Sector	12,737,511	56,202,893
S&P Global Timber & Forestry	10,674,691	–
S&P Global Utilities Sector	28,990,668	45,662,644

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the

100	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BGFA; such reinvestments are subject to investment risk.

As of September 30, 2009, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BGFA. The market value of the securities on loan as of September 30, 2009 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

6. BLACKROCK TRANSACTION

On June 16, 2009, Barclays PLC, the ultimate parent company of BGFA and BGI, accepted a binding offer and entered into an agreement to sell its interests in BGFA, BGI and certain affiliated companies, to BlackRock, Inc., (the “BlackRock Transaction”). The BlackRock Transaction is subject to certain regulatory approvals, as well as other conditions to closing.

Under the 1940 Act, completion of the BlackRock Transaction will cause the automatic termination of each Fund’s current investment advisory agreement with BGFA. In order for the management of each Fund to continue uninterrupted, the Board approved a new investment advisory agreement for each Fund subject to shareholder approval. A special meeting of shareholders of the Funds was called and held on November 4, 2009 for shareholders of record as of the close of business on August 25, 2009. The results of the shareholder voting can be found in the “Shareholder Meeting Results” disclosure on the following page.

7. REVIEW OF SUBSEQUENT EVENTS

In connection with the preparation of the financial statements of the Funds as of and for the six months ended September 30, 2009, events and transactions through November 19, 2009, the date the financial statements are available to be issued, have been evaluated by the Funds’ management for possible adjustment and/or disclosure. No subsequent events requiring financial statement disclosure have been identified.

NOTES TO FINANCIAL STATEMENTS	101

Shareholder Meeting Results (Unaudited)

iSHARES® TRUST

Two separate special meetings of shareholders of iShares Trust were held on November 4, 2009. The proposals acted upon by shareholders at the special meetings and the results of the shareholder vote were as follows:

First Meeting

The shareholder meetings for the Funds were subsequently adjourned until November 19, 2009, except for the iShares S&P Global Clean Energy, iShares S&P Global Infrastructure, iShares S&P Global Telecommunications Sector and iShares S&P Global Utilities Sector Index Funds. The shareholders of these four Funds approved Proposal 1.

Proposal 1

To approve a new investment advisory agreement between the Trust and BGFA, on behalf of each Fund, which will take effect upon the consummation of the Barclays PLC binding agreement to sell its interest in BGFA and certain affiliated companies to BlackRock, Inc. (the “Transaction”).

iShares Index Fund	Votes For	Votes Against	Votes Abstaining	Broker Non-Votes*
S&P Global Clean Energy	2,115,647	18,753	30,826	–
S&P Global Infrastructure	4,979,216	1,079,788	112,560	–
S&P Global Telecommunications Sector	1,897,872	40,158	37,165	310,310
S&P Global Utilities Sector	1,255,060	19,442	17,100	218,617

Proposal 2

To approve a change in the classification of the iShares S&P Global Energy Sector, iShares S&P Global Healthcare Sector and iShares S&P Global Technology Sector Index Funds’ investment objective from a fundamental investment policy to a non-fundamental investment policy.

102	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Meeting Results (Unaudited) (Continued)

iSHARES® TRUST

Second Meeting

This proposal was approved by the shareholders of the Trust. All nominees who previously served as Trustees of the Trust were re-elected and the term of their election commenced immediately. Robert S. Kapito was newly elected as a Trustee to the Trust and the term of his election will take effect upon the consummation of the Transaction.

Proposal 1**

To elect a Board of Trustees of the Trust.

Independent Trustee	Votes For	Votes Withheld
George G.C. Parker	3,275,616,398	76,114,140
J. Darrell Duffie	3,155,645,073	196,085,465
Cecilia H. Herbert	3,284,632,277	67,098,261
Charles A. Hurty	3,283,313,465	68,417,073
John E. Kerrigan	3,285,163,741	66,566,797
John E. Martinez	3,284,826,244	66,904,294
Robert H. Silver	3,294,357,381	57,373,157

Interested Trustee	Votes For	Votes Withheld
Robert S. Kapito	3,229,642,767	122,087,770
Lee T. Kranefuss	2,147,369,285	1,204,361,252

*	Broker non-votes are proxies received by the Fund from brokers or nominees who did not receive instructions from the beneficial owner or other persons entitled to vote and who have no discretionary power to vote on a particular matter. Broker non-votes have the effect of a vote against the proposal.
**	Denotes Trust-wide proposal and voting results.

SHAREHOLDER MEETING RESULTS	103

Board Review and Approval of Current Investment Advisory Contract (Unaudited)

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BGFA (the “Advisory Contract”) on behalf of the Funds. As required by Section 15(c), the Board requested and BGFA provided such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Contract. At a meeting held on June 16-17, 2009, the Board approved the selection of BGFA and the continuance of the Advisory Contract, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, no one of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BGFA

Based on management’s representations, the Board expected that there will be no diminution in the scope of services required of or provided by BGFA under the Advisory Contract for the coming year as compared to the scope of services provided by BGFA over the past year. In reviewing the scope of these services, the Board considered BGFA’s investment philosophy and experience, noting that BGFA and its affiliates have committed significant resources over time, including over the past year, including investment in technology and increasing the number of their employees supporting the Funds. The Board also considered BGFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board further noted that BGFA does not serve as investment adviser for any other series of registered investment companies with substantially similar investment objectives and strategies as any of the Funds; therefore, directly comparable performance information was generally not available. However, the Board also noted that the Funds had met their investment objectives consistently since their respective inception dates. Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Funds under the Advisory Contract were appropriate and mitigated in favor of the Board’s approval of the Advisory Contract for the coming year.

FUNDS’ EXPENSES AND PERFORMANCE OF THE FUNDS

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology and any registered investment companies that would otherwise have been excluded from Lipper’s comparison group due to certain differentiating factors, but were nonetheless included at the request of BGFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Groups included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds. In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three- and five-year periods, as applicable, and the “last quarter” period ended March 31, 2009, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance

104	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Current Investment Advisory Contract (Unaudited) (Continued)

iSHARES® TRUST

to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Groups include funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its benchmark index and that during the prior year the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such comparative performance information was also considered by the Board.

The Board also noted that the investment advisory fees and overall expenses for the Funds were generally lower than the median or average investment advisory fee rates and overall expenses of the funds in their respective Lipper Groups. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund, as managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the relevant Lipper Group, were satisfactory for the purposes of approving the Advisory Contract for the coming year.

COSTS OF SERVICES PROVIDED TO FUNDS AND PROFITS REALIZED BY BGFA AND AFFILIATES

The Board reviewed information about the profitability to BGFA of the Funds based on the fees payable to BGFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BGFA and its affiliates from the Funds’ operations for the last calendar year. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BGI from securities lending by the Trust (including any securities lending by the Funds). The Board also discussed BGFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BGFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of the Funds’ profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets. The Board noted that the Advisory Contract already provided for breakpoints in the Funds’ investment advisory fee rates for all of the Funds except the iShares S&P Global 100 Index Fund, as the assets of those Funds increase, and those breakpoints were implemented for those Funds the previous year. The Board noted that the asset size of each of the Funds except the iShares S&P Global Consumer Discretionary Sector Index Fund and the iShares S&P Global Infrastructure Sector Index Fund, decreased over the past twelve months. The Board also reviewed BGFA’s historic profitability as investment adviser to the iShares fund complex and noted that BGFA had continued to make significant investments in the iShares fund complex, that expenses had grown at a pace similar to the growth in revenue, and that BGFA had incurred operating losses during earlier years when the iShares funds, including the Funds, had not yet reached scale. In light of this history, the Board determined that further reductions in fee rates or additions of breakpoints were not warranted at this juncture for the other Funds. Based on this review, as well as the discussions described above in connection with the Lipper Group and performance benchmark comparisons, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees reflects appropriate sharing of economies of scale with the Funds’ shareholders.

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board received and considered information regarding the Funds’ annual investment advisory fee rates under the Advisory Contract in comparison to the investment advisory/management fee rates for other funds/accounts for which BGFA or BGI, an affiliate of BGFA, provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate

BOARD REVIEW AND APPROVAL OF CURRENT INVESTMENT ADVISORY CONTRACT	105

Board Review and Approval of Current Investment Advisory Contract (Unaudited) (Continued)

iSHARES® TRUST

accounts (together, the “Other Accounts”). The Board noted that directly comparable investment advisory/management fee information was not available for the Funds, as BGFA and its affiliates do not manage any Other Accounts with substantially similar investment objectives and strategies as any of the Funds. However, the Board noted that BGFA provided the Board with general information regarding how the level of services provided to the Other Accounts differed from the level of services provided to the Funds. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contract are fair and reasonable.

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Funds by BGFA, such as any payment of revenue to BGI, the Trust’s securities lending agent, for loaning any portfolio securities, and the payment of advisory fees and/or administration fees to BGFA and BGI in connection with any investments by the Funds in other funds for which BGFA provides investment advisory services and/or BGI provides administration services. The Board noted that while revenue to BGI in connection with securities lending agency services to the iShares funds increased overall as against the previous year, overall revenue increased by approximately the same percentage as overall expenses. The Board noted that BGFA does not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BGFA affiliate or purchased from an underwriting syndicate in which a BGFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

Based on this analysis, the Board determined that the Advisory Contract, including the investment advisory fee rates thereunder, is fair and reasonable in light of all relevant circumstances, and concluded that it is in the best interest of the Funds and their shareholders to approve the Advisory Contract for the coming year.

106	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of New Investment Advisory Agreements (Unaudited)

iSHARES® TRUST

On June 16, 2009, Barclays Bank PLC (“Barclays”) entered into an agreement to sell its interest in the Barclays Global Investors asset management business, which includes BGI and BGI’s business of advising, sponsoring and distributing exchange-traded funds, to BlackRock, Inc. (“BlackRock”). Assuming receipt of the requisite regulatory approvals and the satisfaction of other conditions to the closing, the subsidiaries of Barclays operating the BGI business, including BGFA will be sold to BlackRock (the “Transaction”).

BGFA currently serves as the investment adviser to each Fund pursuant to an investment advisory agreement with the Trust (the “Current Advisory Agreement”). Under the 1940 Act, the Transaction, if consummated, will result in the automatic termination of the Current Advisory Agreement. In order for the management of each Fund to continue uninterrupted, the Board approved interim and new investment advisory agreements (the “New Advisory Agreements”) with the Trust, subject to shareholder approval.

Board Considerations in Approving the New Advisory Agreements

At an in-person Board meeting held on August 13, 2009, the Board, including the Independent Trustees, unanimously approved the New Advisory Agreements between BGFA and the Trust, on behalf of its Funds after consideration of all factors determined to be relevant to the Board’s deliberations, including those discussed below.

The Approval Process – At telephonic and in-person meetings held in June, July and August of this year, the Board, including the Independent Trustees, discussed the Transaction and the New Advisory Agreements for the Funds.

In preparation for their consideration of the New Advisory Agreements, the Trustees received, in response to a written due diligence request prepared by the Board and its independent counsel and provided to BlackRock, BGI and BGFA, comprehensive written information covering a range of issues and received, in response to their additional requests, further information in advance of and at the August 13, 2009 in-person Board meeting. To assist the Board in its consideration of the New Advisory Agreements, BlackRock provided materials and information about itself, including its history, management, investment, risk management and compliance capabilities and processes, and financial condition, and BGFA provided materials and information about the Transaction. In addition, the Independent Trustees consulted with their independent legal counsel and Fund counsel on numerous occasions, discussing, among other things, the legal standards and certain other considerations relevant to the Board’s deliberations.

In June 2009, the Board had performed a full annual review of, or initially approved, as applicable, the current Investment Advisory Agreement between BGFA and the Trust, on behalf of its Funds for each Fund as required by the 1940 Act and, after reviewing, among other things, the investment capabilities, resources and personnel of BGFA, determined that the nature, extent and quality of the services provided by BGFA under the Current Advisory Agreements were appropriate. The Board also determined that the advisory fees paid by each Fund, taking into account any applicable agreed-upon fee waivers and breakpoints, were fair and reasonable in light of the services provided, the costs to BGFA of providing those services, economies of scale, the fees and other expenses paid by similar funds (including information provided by Lipper, Inc. (“Lipper”)), and such other circumstances as the Trustees considered relevant in the exercise of their reasonable judgment. The Board approved the Current Advisory Agreements on June 17, 2009.

In advance of the June 2009 Board meeting, the Board requested and received materials specifically relating to each Fund’s Current Advisory Agreement. These materials were prepared for each Fund, and included information (i) compiled by Lipper on the fees and expenses and the investment performance of the Fund as compared to a comparable group of funds as classified by Lipper; (ii) prepared by BGFA discussing market conditions generally; (iii) on the profitability to BGFA of the Current Advisory Agreements and other payments received by BGFA and its affiliates from the Funds; and (iv) provided by BGFA concerning services related to the valuation and pricing of Fund portfolio holdings, and direct and indirect benefits to BGFA and its affiliates from their relationship with the Fund.

BOARD REVIEW AND APPROVAL OF NEW INVESTMENT ADVISORY AGREEMENTS	107

Board Review and Approval of New Investment Advisory Agreements (Unaudited) (Continued)

iSHARES® TRUST

At the June 17, July 29 and August 13, 2009 Board meetings, the Trustees discussed with representatives of BGI, BGFA and BlackRock, the management, investment, risk management and compliance capabilities and processes, and financial condition of BlackRock, the Transaction and its rationale, and BlackRock’s general plans and intentions regarding BGFA and the Funds. At these Board meetings, representatives of BGI, BGFA and BlackRock made various presentations to, and responded to questions from, the Board. The Board also inquired about the plans for, and anticipated roles and responsibilities of, the employees and officers of BGFA in connection with the Transaction, including the anticipated senior management structure of BGFA following the completion of the Transaction. The Independent Trustees also conferred separately and with their independent legal counsel about the Transaction and other matters related to the Transaction on a number of occasions. After the presentations and after reviewing the written materials provided, the Independent Trustees met in executive sessions with their independent legal counsel at the June, July and August 2009 Board meetings to consider the Transaction, its expected impact on BGFA and the Funds, and the New Advisory Agreements.

In connection with the Board’s review of the New Advisory Agreements, BGI, BGFA and/or BlackRock, as applicable, provided the Board with information about a variety of matters. The Board considered, among other things, the following information:

•	the reputation, financial strength and resources of BlackRock and its investment advisory subsidiaries and the anticipated financial strength and resources of the combined company;

•

that there is not expected to be any diminution in the nature, quality and extent of services provided to the Funds and their shareholders by BGFA, including portfolio management and compliance services;

•

that BGFA and BlackRock have no present intention to alter the advisory fee rates and expense arrangements currently in effect for the Funds for a period of two years from the date of the closing of the Transaction;

•	that it is expected that substantially all of the current employees of BGFA will remain employees of BGFA and will continue to provide services to the Funds following the Transaction;

•

that the Funds may benefit from having direct access to BlackRock’s state of the art technology and risk management analytic tools, including investment tools, provided under the BlackRock Solutions® brand name;

•	that the Funds are expected to continue to be sold through existing distribution channels;

•	that the Funds will have access to greater distribution resources through BlackRock’s relationships with third party brokers and retirement plan platforms;

•	that the parties to the Transaction agreement have agreed to conduct their respective businesses in compliance with the conditions of Section 15(f) of the 1940 Act in relation to the Funds;

•

that Barclays or one of its affiliates has agreed to pay all expenses of the Funds in connection with the Board’s consideration of the New Advisory Agreements and all costs of seeking shareholder approval of the New Advisory Agreements; and

•

that Barclays and BlackRock would derive benefits from the Transaction and that, as a result, they may have a different financial interest in the matters that were being considered than do Fund shareholders.

The Board did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors discussed below. The Trustees evaluated all information available to them on a Fund-by-Fund basis, and their

108	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of New Investment Advisory Agreements (Unaudited) (Continued)

iSHARES® TRUST

determinations were made separately in respect of each Fund. In their deliberations, the Trustees considered information received in connection with their most recent approval or continuation of each Current Advisory Agreement at the June 2009 Board meeting, in addition to information provided by BGI, BGFA and BlackRock regarding BlackRock and the Transaction, in connection with their evaluation of the terms and conditions of the New Advisory Agreements. The Trustees, including a majority of the Independent Trustees, concluded that the terms of the New Advisory Agreements are appropriate, that the fees to be paid are reasonable in light of the services to be provided to each Fund, and that the New Advisory Agreements should be approved and recommended to Fund shareholders. In voting to approve the New Advisory Agreements in respect of each Fund, the Board considered in particular the following factors:

The nature, extent and quality of services to be provided by BGFA and its affiliates – In connection with their consideration of the New Advisory Agreements, the Board considered representations by BGFA, BGI and BlackRock that there would be no diminution in the scope of services required of or provided by BGFA under the New Advisory Agreements for each Fund as compared to the scope of services provided by BGFA under the Current Advisory Agreement. In reviewing the scope of these services at the June and August 2009 Board meetings, the Board considered BGFA’s investment philosophy and experience, noting that BGFA and its affiliates have committed significant resources over time, including over the past year, including investments in technology and increasing the number of their employees supporting the Funds. The Board also considered BGFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board noted that it expects that these reports and discussions will continue following the consummation of the Transaction. In addition to the above considerations, the Board considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board further took into account that, with respect to most of the Funds, BGFA does not serve as investment adviser for other series of registered investment companies with substantially similar investment objectives and strategies; therefore, directly comparable performance information was generally not available for most Funds. The Board also considered each Fund’s record of performing in accordance with its investment objective.

In connection with the investment advisory services to be provided under the New Advisory Agreements, the Board took into account detailed discussions with representatives of BGFA at the June 2009 Board meeting and at prior Board meetings regarding the management of each Fund. In addition to the investment advisory services to be provided to the Funds, the Board, at the August 2009 Board meeting, considered that BGFA also will continue to provide management and administrative services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Funds, and that these services were expected to be consistent with the services BGFA currently performs under the Current Advisory Agreements.

The Board noted the representations of BGFA, BGI and BlackRock that the Transaction was not expected to have any adverse effect on the resources and strengths of BGFA in managing the Funds. The Board also considered that the Funds and their shareholders may benefit from having direct access to BlackRock’s state of the art technology and risk management analytic tools, including the investment tools provided under the BlackRock Solutions® brand name. The Board discussed BlackRock’s current financial condition, its anticipated financial condition following the completion of the Transaction and its lines of business. The Board also discussed BGFA’s anticipated financial condition following the completion of the Transaction. The Board discussed BlackRock’s current ownership structure and expected ownership structure following the completion of the Transaction. The Board was advised that BlackRock operates as an independent firm, with its own Board of Directors and no majority shareholder. The Board was also advised that while BlackRock’s largest shareholders, Merrill Lynch, a wholly owned subsidiary of Bank of America, and PNC, are important clients and strategic partners of BlackRock, they are not involved in the firm’s day-to-day management or operations.

BOARD REVIEW AND APPROVAL OF NEW INVESTMENT ADVISORY AGREEMENTS	109

Board Review and Approval of New Investment Advisory Agreements (Unaudited) (Continued)

iSHARES® TRUST

Based on the discussions held and the materials presented at the June, July and August 2009 Board meetings and prior Board meetings, the Board determined that the Transaction would not likely cause an adverse change in the nature, extent and quality of the services to be provided by BGFA under the New Advisory Agreements compared with the services provided by BGFA under the Current Advisory Agreements and that the Board expects that the quality of such services will continue to be appropriate.

Funds’ expenses and performance of the Funds – The Board received and reviewed statistical information prepared by Lipper at the June 2009 meeting and also received information at prior meetings regarding the expense ratio components of the Funds, including advisory fees, waivers and reimbursements, and gross and net total expenses, in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising a Fund’s peer group pursuant to Lipper’s proprietary methodology and, for certain Funds, registered investment companies that would otherwise have been excluded from Lipper’s comparison group due to certain differentiating factors, but were nonetheless included at the request of BGFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by most of the Funds, the Lipper Groups sometimes included mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to certain Funds.

The Board noted that the investment advisory fees and overall expenses for the Funds were generally lower than the median or average investment advisory fee rates and overall expenses of the Funds in their Lipper Groups with respect to the Current and New Advisory Agreements. The Board took into account that the fee rates for each Fund under the New Advisory Agreements are identical to the fee rates under the respective Current Advisory Agreements. Further, the Board noted that representatives of BGFA and BlackRock had confirmed that there is no present intention to alter the advisory fee rates, expense waivers or expense reimbursements currently in effect for the Funds for a period of two years from the date of the closing of the Transaction.

In addition to reviewing the fees and expenses, the Board noted that it regularly reviews each Fund’s performance and at the June 2009 meeting reviewed statistical information prepared by Lipper regarding the performance of each Fund for the quarter-end, one-, three-, five- and ten-year periods, as applicable, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Groups track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of the relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their performance benchmark indices over the relevant periods. In considering this information, the Board took into account that the Lipper Groups include funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its benchmark index and that during the prior year the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indices. This comparative performance information was also considered by the Board. The Board considered BGFA’s substantial investment advisory experience and capabilities, as well as the possibility of additional resources and support from BlackRock following the completion of the Transaction, but noted that the effect, if any, the consummation of the Transaction would have on the future performance of the Funds could not be predicted.

Based on this review, the Board had concluded that the investment advisory fee rates and expense levels and the historical performance of each Fund, as compared to the investment advisory fee rates and expense levels and performance of the funds in the relevant Lipper Group, were satisfactory for the purposes of approving the Current Advisory Agreements and concluded that these comparisons continued to be satisfactory for the purpose of approving the New Advisory Agreements.

110	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of New Investment Advisory Agreements (Unaudited) (Continued)

iSHARES® TRUST

Cost of services provided and profits realized by BGFA from the relationship with each Fund – The Board considered that at the June 2009 Board meeting and at prior meetings, it had reviewed information about the profitability of BGFA with respect to the Funds based on the fees payable to BGFA and its affiliates (including fees under the Current Advisory Agreements), and all other sources of revenue and expense to BGFA and its affiliates from the Funds’ operations for the last calendar year. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BGI from securities lending by the Companies (including any securities lending by the Funds). The Board also discussed BGFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below).

In evaluating the costs of the services to be provided by BGFA under the New Advisory Agreements, the Board considered, among other things, whether advisory fee rates or other expenses would change as a result of the Transaction. The Board noted that the New Advisory Agreements are similar to the Current Advisory Agreements, including the fact that the fee rates under the Agreements are identical and that representatives of BGFA and BlackRock represented that there is no present intention due to the Transaction to alter the advisory fee rates, expense waiver or expense reimbursements currently in effect for the Funds for a period of two years from the date of the closing of the Transaction. It was noted that it was not possible to predict how the Transaction would affect BGFA’s profitability from its relationship with the Funds. Potential cost savings had been described by BlackRock representatives that may be achieved by BlackRock immediately following the Transaction, but even if all of such savings were realized by BGFA in connection with the management of the Funds, BGFA’s profitability in respect of the Funds was not expected to increase in a significant respect. BGFA, BlackRock and the Board discussed how profitability will be calculated and presented to the Board following the Transaction, and the Board reviewed BlackRock’s 2008 profitability methodology with respect to its registered funds. The Board expects to receive profitability information from BGFA on at least an annual basis following the completion of the Transaction and thus be in a position to evaluate whether any adjustments in Fund fees would be appropriate.

The extent to which economies of scale would be realized as a Fund grows and whether fee levels would reflect such economies of scale – In connection with its review of the Funds’ profitability analysis at the June 2009 meeting, the Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets. At the June 2009 Board meeting, the Board also reviewed BGFA’s historic profitability as investment adviser to the iShares fund complex and noted that BGFA had continued to make significant investments in the iShares fund complex, that expenses had grown at a pace similar to the growth in revenue, and that BGFA had incurred operating losses during earlier years when the iShares funds, including the Funds, had not yet reached scale. The Board further noted that the Current and New Advisory Agreements provide for breakpoints in certain Funds’ investment advisory fee rates as the assets of the Funds, on an aggregated basis with the assets of certain other Funds, increase and that breakpoints were implemented the previous year for certain Funds. The Board noted that for certain other Funds, the Current and New Advisory Agreements do not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase; however, the Board further noted that possible future economies of scale for those Funds had, in many cases, been taken into consideration by fixing the investment advisory fees at rates at the lower end of the marketplace, effectively giving Fund shareholders, from inception, the benefits of the lower average fee shareholders may have received from a fee structure with declining breakpoints where the initial fee was higher. At the June 2009 Board meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fee rates, with the breakpoints for certain Funds, reflected appropriate sharing of economies of scale with the Funds’ shareholders.

The Board noted representations from BGFA and BlackRock that BGFA will continue to make significant investments in the iShares fund complex and the infrastructure supporting the Funds. The Board determined that changes to the fee structure were not currently necessary and that the Funds appropriately participate in economies of scale. It was noted that it was not possible to evaluate how the Transaction would create opportunities for additional economies of scale. The Board expects to consider economies of scale on at least an annual basis following completion of the Transaction and thus be in a position to evaluate additional economies of scale, if any.

BOARD REVIEW AND APPROVAL OF NEW INVESTMENT ADVISORY AGREEMENTS	111

Board Review and Approval of New Investment Advisory Agreements (Unaudited) (Continued)

iSHARES® TRUST

Fees and services provided for other comparable funds/accounts managed by BGFA and its Affiliates – At the June 2009 Board meeting, the Board received and considered certain information regarding the Funds’ annual investment advisory fee rates under the Current Advisory Agreements in comparison to the investment advisory/management fee rates for other funds/accounts for which BGFA or BGI provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts (together, the “Other Accounts”). The Board noted that directly comparable investment advisory/management fee information was not available for many of the Funds, as BGFA and its affiliates do not manage any Other Accounts with substantially similar investment objectives and strategies as many of the Funds. The Board noted, however, that BGFA provided the Board with general information regarding how the level of services provided to the Other Accounts differed from the level of services provided to the Funds. Furthermore, in reviewing the comparative investment advisory/management fee information for the Funds for which such information was available, the Board considered the general structure of investment advisory/management fees in relation to the nature and extent of services provided to the Funds in comparison with the nature and extent of services provided to the Other Accounts, including, among other things, the level of complexity in managing the Funds and the Other Accounts under differing regulatory requirements and client guidelines. The Board noted that the investment advisory fee rates under the Current Advisory Agreements for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts for which BGFA or BGI provides investment advisory/management services, but that the differences appeared to be attributable to, among other things, the type and level of services provided and/or the asset levels of the Other Accounts. Based on this review, the Board determined that the investment advisory fee rates under the Current and New Advisory Agreements do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Current and New Advisory Agreements are fair and reasonable.

Other benefits to BGFA and its affiliates, including fall-out benefits – In evaluating the fall-out and any other ancillary benefits received by BGFA under the Current Advisory Agreements, the Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Funds by BGFA or its affiliates, such as any payment of revenue to BGI, the Trust’s current securities lending agent, for loaning any portfolio securities, and payment of advisory fees and/or administration fees to BGFA and BGI in connection with any investments by the Funds in other funds for which BGFA provides investment advisory services and/or BGI provides administration services. The Board noted that while revenue to BGI in connection with securities lending agency services to the Funds increased overall as against the previous year, overall revenue increased by approximately the same percentage as overall expenses. The Board noted that BGFA does not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through an affiliate of BGFA or purchased from an underwriting syndicate in which an Adviser affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. Any fall-out or ancillary benefits as a result of the Transaction were difficult to quantify with certainty at this time, and the Board indicated that it would continue to evaluate them going forward.

Conclusion – The Board examined the totality of the information they were provided at the June, July and August 2009 Board meetings, and information they received at other meetings held during the past year, and did not identify any single factor discussed previously as controlling. Based on this analysis, the Board determined that the New Advisory Agreements, including the investment advisory fee rates thereunder, are fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Funds and their shareholders to unanimously approve the New Advisory Agreements.

112	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	113

Notes:

114	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	115

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares Russell Domestic Index Funds	Trading Symbol
iShares Russell 3000	IWV
iShares Russell 3000 Growth	IWZ
iShares Russell 3000 Value	IWW
iShares Russell Top 200	IWL
iShares Russell Top 200 Growth	IWY
iShares Russell Top 200 Value	IWX
iShares Russell 1000	IWB
iShares Russell 1000 Growth	IWF
iShares Russell 1000 Value	IWD
iShares Russell Midcap	IWR
iShares Russell Midcap Growth	IWP
iShares Russell Midcap Value	IWS
iShares Russell 2000	IWM
iShares Russell 2000 Growth	IWO
iShares Russell 2000 Value	IWN
iShares Russell Microcap	IWC

iShares S&P Domestic Index Funds
iShares S&P 1500	ISI
iShares S&P 100	OEF
iShares S&P 500	IVV
iShares S&P 500 Growth	IVW
iShares S&P 500 Value	IVE
iShares S&P MidCap 400	IJH
iShares S&P MidCap 400 Growth	IJK
iShares S&P MidCap 400 Value	IJJ
iShares S&P SmallCap 600	IJR
iShares S&P SmallCap 600 Growth	IJT
iShares S&P SmallCap 600 Value	IJS

iShares Morningstar Domestic Index Funds
iShares Morningstar Large Core	JKD
iShares Morningstar Large Growth	JKE
iShares Morningstar Large Value	JKF
iShares Morningstar Mid Core	JKG
iShares Morningstar Mid Growth	JKH
iShares Morningstar Mid Value	JKI
iShares Morningstar Small Core	JKJ
iShares Morningstar Small Growth	JKK
iShares Morningstar Small Value	JKL

iShares Dow Jones Domestic Index Funds
iShares Dow Jones U.S.	IYY

iShares KLD Socially Responsible Index Funds
iShares FTSE KLD 400 Social	DSI
iShares FTSE KLD Select Social	KLD

iShares NYSE Domestic Index Funds
iShares NYSE Composite	NYC
iShares NYSE 100	NY

iShares Domestic Specialty Index Funds	Trading Symbol
iShares S&P U.S. Preferred Stock	PFF
iShares Dow Jones Select Dividend	DVY

iShares North American Sector/Subsector Index Funds
iShares S&P North American Technology Sector	IGM
iShares S&P North American Technology-Multimedia Networking	IGN
iShares S&P North American Technology-Semiconductors	IGW
iShares S&P North American Technology-Software	IGV
iShares S&P North American Natural Resources Sector	IGE

iShares Domestic Sector Index Funds
iShares Dow Jones U.S. Basic Materials Sector	IYM
iShares Dow Jones U.S. Consumer Goods Sector	IYK
iShares Dow Jones U.S. Consumer Services Sector	IYC
iShares Dow Jones U.S. Energy Sector	IYE
iShares Dow Jones U.S. Financial Sector	IYF
iShares Dow Jones U.S. Healthcare Sector	IYH
iShares Dow Jones U.S. Industrial Sector	IYJ
iShares Dow Jones U.S. Technology Sector	IYW
iShares Dow Jones U.S. Telecommunications Sector	IYZ
iShares Dow Jones U.S. Utilities Sector	IDU

iShares Domestic Subsector Index Funds
iShares Dow Jones Transportation Average	IYT
iShares Dow Jones U.S. Aerospace & Defense	ITA
iShares Dow Jones U.S. Broker-Dealers	IAI
iShares Dow Jones U.S. Financial Services	IYG
iShares Dow Jones U.S. Healthcare Providers	IHF
iShares Dow Jones U.S. Home Construction	ITB
iShares Dow Jones U.S. Insurance	IAK
iShares Dow Jones U.S. Medical Devices	IHI
iShares Dow Jones U.S. Oil & Gas Exploration & Production	IEO
iShares Dow Jones U.S. Oil Equipment & Services	IEZ
iShares Dow Jones U.S. Pharmaceuticals	IHE
iShares Dow Jones U.S. Regional Banks	IAT
iShares Nasdaq Biotechnology	IBB

iShares Domestic Real Estate Index Funds
iShares Cohen & Steers Realty Majors	ICF
iShares Dow Jones U.S. Real Estate	IYR
iShares FTSE NAREIT Real Estate 50	FTY
iShares FTSE NAREIT Industrial/Office Capped	FIO
iShares FTSE NAREIT Mortgage Plus Capped	REM
iShares FTSE NAREIT Residential Plus Capped	REZ
iShares FTSE NAREIT Retail Capped	RTL

iShares Target Risk Index Funds
iShares S&P Conservative Allocation	AOK
iShares S&P Moderate Allocation	AOM
iShares S&P Growth Allocation	AOR
iShares S&P Aggressive Allocation	AOA

116	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds (Continued)

iShares International Country Index Funds	Trading Symbol
iShares FTSE China (HK Listed)	FCHI
iShares FTSE/Xinhua China 25	FXI
iShares MSCI Australia	EWA
iShares MSCI Austria Investable Market	EWO
iShares MSCI Belgium Investable Market	EWK
iShares MSCI Brazil	EWZ
iShares MSCI Canada	EWC
iShares MSCI Chile Investable Market	ECH
iShares MSCI France	EWQ
iShares MSCI Germany	EWG
iShares MSCI Hong Kong	EWH
iShares MSCI Israel Capped Investable Market	EIS
iShares MSCI Italy	EWI
iShares MSCI Japan	EWJ
iShares MSCI Japan Small Cap	SCJ
iShares S&P/TOPIX 150	ITF
iShares MSCI Malaysia	EWM
iShares MSCI Mexico Investable Market	EWW
iShares MSCI Netherlands Investable Market	EWN
iShares MSCI All Peru Capped	EPU
iShares MSCI Singapore	EWS
iShares MSCI South Africa	EZA
iShares MSCI South Korea	EWY
iShares MSCI Spain	EWP
iShares MSCI Sweden	EWD
iShares MSCI Switzerland	EWL
iShares MSCI Taiwan	EWT
iShares MSCI Thailand Investable Market	THD
iShares MSCI Turkey Investable Market	TUR
iShares MSCI United Kingdom	EWU

iShares International Index Funds
iShares MSCI ACWI ex US	ACWX
iShares MSCI EAFE	EFA
iShares MSCI EAFE Growth	EFG
iShares MSCI EAFE Value	EFV
iShares MSCI EAFE Small Cap	SCZ
iShares FTSE Developed Small Cap ex-North America	IFSM
iShares MSCI Emerging Markets	EEM
iShares MSCI Emerging Markets Eastern Europe	ESR
iShares S&P Emerging Markets Infrastructure	EMIF
iShares MSCI BRIC	BKF
iShares MSCI EMU	EZU
iShares MSCI All Country Asia ex Japan	AAXJ
iShares MSCI Pacific ex-Japan	EPP
iShares S&P Asia 50	AIA
iShares S&P Europe 350	IEV
iShares S&P Latin America 40	ILF

iShares International/Global Real Estate Index Funds
iShares S&P Developed ex-U.S. Property	WPS
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S.	IFGL
iShares FTSE EPRA/NAREIT Developed Asia	IFAS
iShares FTSE EPRA/NAREIT Developed Europe	IFEU
iShares FTSE EPRA/NAREIT North America	IFNA

iShares International Specialty Index Funds
iShares Dow Jones International Select Dividend	IDV

iShares Target Date Index Funds	Trading Symbol
iShares S&P Target Date Retirement Income	TGR
iShares S&P Target Date 2010	TZD
iShares S&P Target Date 2015	TZE
iShares S&P Target Date 2020	TZG
iShares S&P Target Date 2025	TZI
iShares S&P Target Date 2030	TZL
iShares S&P Target Date 2035	TZO
iShares S&P Target Date 2040	TZV

iShares Global Index Funds
iShares MSCI ACWI	ACWI
iShares S&P Global 100	IOO
iShares MSCI Kokusai	TOK

iShares Global Sector Index Funds
iShares S&P Global Consumer Discretionary Sector	RXI
iShares S&P Global Consumer Staples Sector	KXI
iShares S&P Global Energy Sector	IXC
iShares S&P Global Financials Sector	IXG
iShares S&P Global Healthcare Sector	IXJ
iShares S&P Global Industrials Sector	EXI
iShares S&P Global Materials Sector	MXI
iShares S&P Global Technology Sector	IXN
iShares S&P Global Telecommunications Sector	IXP
iShares S&P Global Utilities Sector	JXI

iShares Global Theme Based Index Funds
iShares S&P Global Clean Energy	ICLN
iShares S&P Global Infrastructure	IGF
iShares S&P Global Nuclear Energy	NUCL
iShares S&P Global Timber & Forestry	WOOD

iShares U.S. Multisector Bond Funds
iShares Barclays Aggregate	AGG
iShares Barclays Government/Credit	GBF
iShares Barclays Intermediate Government/Credit	GVI

iShares U.S. Government Bond Funds
iShares Barclays Short Treasury	SHV
iShares Barclays 1-3 Year Treasury	SHY
iShares Barclays 3-7 Year Treasury	IEI
iShares Barclays 7-10 Year Treasury	IEF
iShares Barclays 10-20 Year Treasury	TLH
iShares Barclays 20+ Year Treasury	TLT
iShares Barclays TIPS	TIP
iShares Barclays Agency	AGZ

iShares U.S. Credit Bond Funds
iShares Barclays Credit	CFT
iShares Barclays 1-3 Year Credit	CSJ
iShares Barclays Intermediate Credit	CIU
iShares iBoxx $ Investment Grade Corporate	LQD
iShares iBoxx $ High Yield Corporate	HYG

iShares U.S. Securitized Bond Funds
iShares Barclays MBS	MBB

iSHARES FAMILY OF FUNDS	117

The iShares® Family of Funds (Continued)

iShares AMT-Free Municipal Bond Funds	Trading Symbol
iShares S&P National AMT-Free Municipal	MUB
iShares S&P Short Term National AMT-Free Municipal	SUB
iShares S&P California AMT-Free Municipal	CMF
iShares S&P New York AMT-Free Municipal	NYF

iShares International Bond Funds	Trading Symbol
iShares JPMorgan USD Emerging Markets	EMB
iShares S&P/Citigroup International Treasury	IGOV
iShares S&P/Citigroup 1-3 Year International Treasury	ISHG

iShares® is a registered trademark of Barclays Global Investors, N.A. (“BGI”). The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, J.P. Morgan Securities Inc., MSCI Inc., Morningstar Inc., The NASDAQ OMX Group, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Frank Russell Company or Standard & Poor’s, nor are they sponsored or endorsed by Barclays Capital. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above except Barclays Capital, which is an affiliate of BGI. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50/Residential/Retail/Mortgage REITs or Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Global Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT, and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited. “NAREIT®” is a trademark of NAREIT; “EPRA®” is a trademark of EPRA.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2009 Semi-Annual Report.

iS-1437-1009

118	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

Once you have enrolled, you will no longer receive shareholder reports and prospectuses in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com and is available to be viewed or downloaded.

To sign up for electronic delivery, please follow these simple steps:

1. Go to www.icsdelivery.com.

2. From the main page, select the first letter of your brokerage firm’s name.

3. Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

4. Fill out the appropriate information and provide the e-mail address where you would like your notifications sent.

Your information and e-mail address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

For more information:

WWW.iSHARES.COM

1-800-iShares (1-800-474-2737)

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. BGFA is a subsidiary of Barclays Global Investors, N.A. (BGI), neither of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard & Poor’s, nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the company listed above.

© 2009 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds fi le their complete schedules of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

iS-SAR-33-0909

LETS BUILD A BETTER INVESTMENT WORLD.®

iShares®

2009 SEMI-ANNUAL REPORT TO SHAREHOLDERS iSHARES® S&P SERIES iSHARES NASDAQ BIOTECHNOLOGY INDEX FUND SEPTEMBER 30, 2009

Would you prefer to receive materials like this electronically? See inside back cover for details.

iShares S&P 100 Index Fund | OEF | NYSE Arca iShares S&P MidCap 400 Index Fund | IJH | NYSE Arca iShares S&P MidCap 400 Growth Index Fund | IJK | NYSE Arca iShares S&P MidCap 400 Value Index Fund | IJJ | NYSE Arca iShares S&P SmallCap 600 Index Fund | IJR | NYSE Arca iShares S&P SmallCap 600 Growth Index Fund | IJT | NYSE Arca iShares S&P SmallCap 600 Value Index Fund | IJS | NYSE Arca iShares S&P 1500 Index Fund | ISI | NYSE Arca iShares S&P U.S. Preferred Stock Index Fund | PFF | NYSE Arca iShares Nasdaq Biotechnology Index Fund | IBB | NASDAQ

iShares®

Fund Performance Overview

iSHARES® S&P 100 INDEX FUND

Performance as of September 30, 2009

The iShares S&P 100 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 100 IndexTM (the “Index”). The Index measures the performance of the large-capitalization sector of the U.S. equity market. The Index is a subset of the S&P 500® and consists of blue chip stocks from diverse industries in the S&P 500® with exchange listed options. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2009, the total return for the Fund was 30.90%, while the total return for the Index was 31.04%.

Average Annual Total Returns

Year Ended 9/30/09			Five Years Ended 9/30/09			Inception to 9/30/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(7.77)%	(6.59)%	(7.70)%	0.39%	0.35%	0.54%	(2.65)%	(2.67)%	(2.49)%

Cumulative Total Returns

Year Ended 9/30/09			Five Years Ended 9/30/09			Inception to 9/30/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(7.77)%	(6.59)%	(7.70)%	1.95%	1.79%	2.73%	(21.36)%	(21.47)%	(20.17)%

Total returns for the period since inception are calculated from the inception date of the Fund (10/23/00). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/27/00), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	1

Fund Performance Overview (Continued)

iSHARES® S&P 100 INDEX FUND

PORTFOLIO ALLOCATION As of 9/30/09
Sector	Percentage of Net Assets
Consumer Non-Cyclical	24.87%

Technology	15.50

Financial	14.19

Energy	12.90

Communications	12.60

Industrial	9.53

Consumer Cyclical	7.41

Utilities	1.48

Basic Materials	1.34

Short-Term and Other Net Assets	0.18

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/09
Security	Percentage of Net Assets
Exxon Mobil Corp.	5.53%

Microsoft Corp.	3.37

General Electric Co.	2.93

JPMorgan Chase & Co.	2.89

Procter & Gamble Co. (The)	2.84

Johnson & Johnson	2.82

Apple Inc.	2.79

AT&T Inc.	2.67

International Business Machines Corp.	2.63

Bank of America Corp.	2.46

TOTAL	30.93%

2	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P MIDCAP 400 INDEX FUNDS

Performance as of September 30, 2009

	Average Annual Total Returns

	Year Ended 9/30/09			Five Years Ended 9/30/09			Inception to 9/30/09

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
S&P MidCap 400	(3.11)%	(3.08)%	(3.11)%	4.43%	4.41%	4.53%	5.54%	5.53%	5.68%
S&P MidCap 400 Growth*	(1.23)%	(1.15)%	(1.18)%	4.82%	4.83%	4.95%	1.41%	1.40%	1.62%
S&P MidCap 400 Value*	(5.12)%	(5.17)%	(5.06)%	3.84%	3.83%	3.99%	8.05%	8.04%	8.24%

	Cumulative Total Returns

	Year Ended 9/30/09			Five Years Ended 9/30/09			Inception to 9/30/09

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
S&P MidCap 400	(3.11)%	(3.08)%	(3.11)%	24.19%	24.10%	24.80%	65.69%	65.52%	67.76%
S&P MidCap 400 Growth*	(1.23)%	(1.15)%	(1.18)%	26.51%	26.57%	27.32%	13.77%	13.66%	15.90%
S&P MidCap 400 Value*	(5.12)%	(5.17)%	(5.06)%	20.75%	20.69%	21.61%	103.73%	103.56%	107.05%

*	Index performance reflects the S&P/BARRA methodology through December 16, 2005 and the S&P/Citigroup methodology thereafter.

Total returns for the periods since inception are calculated from the inception date of each Fund (5/22/00, 7/24/00 and 7/24/00, respectively). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that each Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (5/26/00, 7/28/00 and 7/28/00, respectively), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

The iShares S&P MidCap 400 Index Fund (the “MidCap 400 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P MidCap 400 Index™ (the “Index”). The Index measures the performance of the mid-capitalization sector of the U.S. equity market. The stocks in the Index have a market capitalization between $750 million and $3.3 billion (which may fluctuate depending on the overall level of the equity markets) and are selected for liquidity and industry group representation. The MidCap 400 Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the MidCap 400 Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2009, the total return for the MidCap 400 Fund was 42.31%*, while the total return for the Index was 42.47%.

FUND PERFORMANCE OVERVIEWS	3

Fund Performance Overview (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUNDS

iShares S&P MidCap 400 Index Fund (Continued)

PORTFOLIO ALLOCATION As of 9/30/09
Sector	Percentage of Net Assets
Consumer Non-Cyclical	20.02%

Financial	17.43

Industrial	17.17

Consumer Cyclical	13.70

Technology	9.01

Energy	7.03

Utilities	5.48

Basic Materials	5.18

Communications	4.86

Short-Term and Other Net Assets	0.12

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/09
Security	Percentage of Net Assets
Priceline.com Inc.	0.81%

Vertex Pharmaceuticals Inc.	0.79

Ross Stores Inc.	0.69

Newfield Exploration Co.	0.65

Everest Re Group Ltd.	0.62

Pride International Inc.	0.61

Cerner Corp.	0.58

Joy Global Inc.	0.58

Henry Schein Inc.	0.57

Lubrizol Corp.	0.56

TOTAL	6.46%

The iShares S&P MidCap 400 Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P MidCap 400/Citigroup Growth Index™ (the “Growth Index”). The Growth Index measures the performance of the mid-capitalization growth sector of the U.S. equity market. The Growth Index is a subset of the S&P MidCap 400 IndexTM and consists of those stocks in the S&P MidCap 400 IndexTM exhibiting the strongest growth characteristics. The Growth Fund invests in a representative sample of securities included in the Growth Index that collectively has an investment profile similar to the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the six-month period ended September 30, 2009, the total return for the Growth Fund was 40.59%*, while the total return for the Growth Index was 40.74%.

PORTFOLIO ALLOCATION As of 9/30/09
Sector	Percentage of Net Assets
Consumer Non-Cyclical	24.11%

Industrial	16.83

Consumer Cyclical	16.69

Technology	12.76

Financial	8.96

Energy	8.56

Communications	6.58

Basic Materials	3.84

Utilities	1.57

Short-Term and Other Net Assets	0.10

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/09
Security	Percentage of Net Assets
Priceline.com Inc.	1.63%

Ross Stores Inc.	1.39

Cerner Corp.	1.17

Joy Global Inc.	1.16

Roper Industries Inc.	1.07

Energizer Holdings Inc.	1.07

Dollar Tree Inc.	1.01

Lam Research Corp.	1.00

Cliffs Natural Resources Inc.	0.98

Hologic Inc.	0.97

TOTAL	11.45%

4	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUNDS

The iShares S&P MidCap 400 Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P MidCap 400/Citigroup Value Index™ (the “Value Index”). The Value Index measures the performance of the mid-capitalization value sector of the U.S. equity market. The Value Index is a subset of the S&P MidCap 400 IndexTM and consists of those stocks in the S&P MidCap 400 IndexTM exhibiting the strongest value characteristics. The Value Fund invests in a representative sample of securities included in the Value Index that collectively has an investment profile similar to the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the six-month period ended September 30, 2009, the total return for the Value Fund was 44.06%*, while the total return for the Value Index was 44.28%.

PORTFOLIO ALLOCATION As of 9/30/09
Sector	Percentage of Net Assets
Financial	25.85%

Industrial	17.49

Consumer Non-Cyclical	15.97

Consumer Cyclical	10.74

Utilities	9.35

Basic Materials	6.50

Energy	5.50

Technology	5.28

Communications	3.15

Short-Term and Other Net Assets	0.17

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/09
Security	Percentage of Net Assets
Everest Re Group Ltd.	1.23%

Lubrizol Corp.	1.12

Vertex Pharmaceuticals Inc.	1.09

CarMax Inc.	1.06

Manpower Inc.	1.03

New York Community Bancorp Inc.	0.92

Avnet Inc.	0.90

ONEOK Inc.	0.89

Federal Realty Investment Trust	0.87

KBR Inc.	0.86

TOTAL	9.97%

*	Certain sectors and markets performed exceptionally well based on market conditions during the six-month period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® S&P SMALLCAP 600 INDEX FUNDS

Performance as of September 30, 2009

	Average Annual Total Returns

	Year Ended 9/30/09			Five Years Ended 9/30/09			Inception to 9/30/09

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
S&P SmallCap 600	(10.69)%	(11.50)%	(10.61)%	2.72%	2.73%	2.83%	6.18%	6.17%	6.32%
S&P SmallCap 600 Growth*	(10.11)%	(10.84)%	(10.12)%	3.26%	3.25%	3.40%	3.36%	3.35%	3.55%
S&P SmallCap 600 Value*	(11.22)%	(12.05)%	(11.20)%	2.05%	2.04%	2.19%	6.91%	6.89%	7.11%

	Cumulative Total Returns

	Year Ended 9/30/09			Five Years Ended 9/30/09			Inception to 9/30/09

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
S&P SmallCap 600	(10.69)%	(11.50)%	(10.61)%	14.34%	14.43%	14.97%	75.25%	75.08%	77.40%
S&P SmallCap 600 Growth*	(10.11)%	(10.84)%	(10.12)%	17.40%	17.33%	18.20%	35.53%	35.33%	37.77%
S&P SmallCap 600 Value*	(11.22)%	(12.05)%	(11.20)%	10.66%	10.60%	11.44%	84.80%	84.45%	87.96%

*	Index performance reflects the S&P/BARRA methodology through December 16, 2005 and the S&P/Citigroup methodology thereafter.

Total returns for the periods since inception are calculated from the inception date of each Fund (5/22/00, 7/24/00 and 7/24/00, respectively). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that each Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (5/26/00, 7/28/00 and 7/28/00, respectively), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

The iShares S&P SmallCap 600 Index Fund (the “SmallCap 600 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P SmallCap 600 Index™ (the “Index”). The Index measures the performance of the small-capitalization sector of the U.S. equity market. The stocks in the Index have a market capitalization between $200 million and $1 billion (which may fluctuate depending on the overall level of the equity markets) and are selected for liquidity and industry group representation. The SmallCap 600 Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the SmallCap 600 Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2009, the total return for the SmallCap 600 Fund was 43.52%*, while the total return for the Index was 43.65%.

6	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUNDS

iShares S&P SmallCap 600 Index Fund (Continued)

PORTFOLIO ALLOCATION As of 9/30/09
Sector	Percentage of Net Assets
Consumer Non-Cyclical	19.22%

Financial	18.27

Industrial	17.87

Consumer Cyclical	16.00

Technology	10.31

Communications	5.33

Energy	5.03

Utilities	4.19

Basic Materials	3.68

Short-Term and Other Net Assets	0.10

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/09
Security	Percentage of Net Assets
Atmos Energy Corp.	0.67%

Green Mountain Coffee Roasters Inc.	0.66

MEDNAX Inc.	0.66

Senior Housing Properties Trust	0.63

Varian Semiconductor Equipment Associates Inc.	0.62

Skyworks Solutions Inc.	0.59

St. Mary Land & Exploration Co.	0.52

Atwood Oceanics Inc.	0.51

Greenhill & Co. Inc.	0.47

Rock-Tenn Co. Class A	0.47

TOTAL	5.80%

The iShares S&P SmallCap 600 Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P SmallCap 600/Citigroup Growth Index™ (the “Growth Index”). The Growth Index measures the performance of the small-capitalization growth sector of the U.S. equity market. The Growth Index is a subset of the S&P SmallCap 600 IndexTM and consists of those stocks in the S&P SmallCap 600 Index™ exhibiting the strongest growth characteristics. The Growth Fund invests in a representative sample of securities included in the Growth Index that collectively has an investment profile similar to the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the six-month period ended September 30, 2009, the total return for the Growth Fund was 42.30%*, while the total return for the Growth Index was 42.46%.

PORTFOLIO ALLOCATION As of 9/30/09
Sector	Percentage of Net Assets
Consumer Non-Cyclical	23.45%

Industrial	18.73

Consumer Cyclical	15.89

Technology	12.66

Financial	10.68

Energy	8.80

Communications	7.00

Basic Materials	1.93

Utilities	0.79

Short-Term and Other Net Assets	0.07

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/09
Security	Percentage of Net Assets
Green Mountain Coffee Roasters Inc.	1.33%

MEDNAX Inc.	1.32

Varian Semiconductor Equipment Associates Inc.	1.25

St. Mary Land & Exploration Co.	1.05

Greenhill & Co. Inc.	0.95

Gardner Denver Inc.	0.94

Tractor Supply Co.	0.90

Oil States International Inc.	0.90

Concur Technologies Inc.	0.87

SEACOR Holdings Inc.	0.85

TOTAL	10.36%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUNDS

The iShares S&P SmallCap 600 Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P SmallCap 600/Citigroup Value Index™ (the “Value Index”). The Value Index measures the performance of the small-capitalization value sector of the U.S. equity market. The Value Index is a subset of the S&P SmallCap 600 IndexTM and consists of those stocks in the S&P SmallCap 600 IndexTM exhibiting the strongest value characteristics. The Value Fund invests in a representative sample of securities included in the Value Index that collectively has an investment profile similar to the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the six-month period ended September 30, 2009, the total return for the Value Fund was 44.77%*, while the total return for the Value Index was 44.85%.

PORTFOLIO ALLOCATION As of 9/30/09
Sector	Percentage of Net Assets
Financial	25.84%

Industrial	17.02

Consumer Cyclical	16.10

Consumer Non-Cyclical	15.01

Technology	7.95

Utilities	7.59

Basic Materials	5.42

Communications	3.65

Energy	1.29

Short-Term and Other Net Assets	0.13

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/09
Security	Percentage of Net Assets
Atmos Energy Corp.	1.34%

Senior Housing Properties Trust	1.25

Rock-Tenn Co. Class A	0.94

National Retail Properties Inc.	0.89

Watsco Inc.	0.88

EMCOR Group Inc.	0.86

Cypress Semiconductor Corp.	0.82

New Jersey Resources Corp.	0.79

Tanger Factory Outlet Centers Inc.	0.77

Home Properties Inc.	0.73

TOTAL	9.27%

*	Certain sectors and markets performed exceptionally well based on market conditions during the six-month period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

8	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P 1500 INDEX FUND

Performance as of September 30, 2009

The iShares S&P 1500 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Composite 1500 Index® (the “Index”). The Index is comprised of the S&P 500®, S&P MidCap 400 IndexTM and S&P SmallCap 600 IndexTM. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2009, the total return for the Fund was 34.84%, while the total return for the Index was 35.00%.

Average Annual Total Returns

Year Ended 9/30/09			Five Years Ended 9/30/09			Inception to 9/30/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(6.85)%	(7.17)%	(6.76)%	1.22%	1.18%	1.37%	0.92%	0.88%	1.08%

Cumulative Total Returns

Year Ended 9/30/09			Five Years Ended 9/30/09			Inception to 9/30/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(6.85)%	(7.17)%	(6.76)%	6.23%	6.03%	7.04%	5.35%	5.10%	6.31%

Total returns for the period since inception are calculated from the inception date of the Fund (1/20/04). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or ”NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/23/04), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview (Continued)

iSHARES® S&P 1500 INDEX FUND

PORTFOLIO ALLOCATION As of 9/30/09
Sector	Percentage of Net Assets
Consumer Non-Cyclical	22.92%

Financial	15.41

Technology	12.59

Energy	11.18

Industrial	11.14

Communications	10.53

Consumer Cyclical	9.08

Utilities	3.76

Basic Materials	3.16

Diversified	0.04

Short-Term and Other Net Assets	0.19

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/09
Security	Percentage of Net Assets
Exxon Mobil Corp.	3.11%

Microsoft Corp.	1.89

General Electric Co.	1.65

JPMorgan Chase & Co.	1.63

Procter & Gamble Co. (The)	1.59

Johnson & Johnson	1.58

Apple Inc.	1.57

AT&T Inc.	1.50

International Business Machines Corp.	1.48

Bank of America Corp.	1.38

TOTAL	17.38%

10	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P U.S. PREFERRED STOCK INDEX FUND

Performance as of September 30, 2009

The iShares S&P U.S. Preferred Stock Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P U.S. Preferred Stock Index™ (the “Index”). The Index measures the performance of a select group of preferred stocks listed on the following exchanges: the New York Stock Exchange (“NYSE”), the NYSE Amex Equities or The NASDAQ Stock Market LLC, and includes preferred stocks with a market capitalization over $100 million that meet minimum price, liquidity, trading volume, maturity and other requirements determined by S&P®. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2009, the total return for the Fund was 67.75%, while the total return for the Index was 70.39%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 9/30/09			Inception to 9/30/09			Inception to 9/30/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
45.58%	43.98%	51.80%	(4.62)%	(4.50)%	(5.15)%	(11.22)%	(10.96)%	(12.49)%

Total returns for the period since inception are calculated from the inception date of the Fund (3/26/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month and one-year periods. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/30/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 9/30/09
Sector	Percentage of Net Assets
Financial	93.13%

Consumer Cyclical	3.81

Consumer Non-Cyclical	1.03

Utilities	0.58

Basic Materials	0.43

Short-Term and Other Net Assets	1.02

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/09
Security	Percentage of Net Assets
Wells Fargo Capital IV, 7.00%	5.68%

MetLife Inc., 6.50%	4.73

USB Capital XI, 6.60%	4.27

National City Capital Trust II, 6.63%	4.09

Ford Motor Co. Capital Trust II, 6.50%	3.81

Deutsche Bank Capital Funding Trust VIII, 6.38%	3.75

Citigroup Capital VIII, 6.95%	3.11

Public Storage Series I, 7.25%	2.32

Morgan Stanley Capital Trust III, 6.25%	2.31

Barclays Bank PLC, 7.10%	2.30

TOTAL	36.37%

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

Performance as of September 30, 2009

The iShares Nasdaq Biotechnology Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the NASDAQ Biotechnology Index® (the “Index”). The Index contains securities of NASDAQ® listed companies that are classified according to the Industry Classification Benchmark as either biotechnology or pharmaceuticals which also meet other eligibility criteria determined by NASDAQ. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2009, the total return for the Fund was 22.68%, while the total return for the Index was 22.96%.

Average Annual Total Returns

Year Ended 9/30/09			Five Years Ended 9/30/09			Inception to 9/30/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
0.37%	0.47%	0.42%	3.12%	3.11%	3.28%	(2.28)%	(2.29)%	(1.95)%

Cumulative Total Returns

Year Ended 9/30/09			Five Years Ended 9/30/09			Inception to 9/30/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
0.37%	0.47%	0.42%	16.61%	16.54%	17.51%	(18.09)%	(18.15)%	(15.71)%

Total returns for the period since inception are calculated from the inception date of the Fund (2/5/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/9/01), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 9/30/09
Industry	Percentage of Net Assets
Biotechnology	51.18%

Pharmaceuticals	46.33

Health Care - Products	2.16

Commercial Services	0.19

Distribution & Wholesale	0.09

Short-Term and Other Net Assets	0.05

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/09
Security	Percentage of Net Assets
Amgen Inc.	11.06%

Gilead Sciences Inc.	8.41

Teva Pharmaceutical Industries Ltd. SP ADR	7.27

Celgene Corp.	6.45

Vertex Pharmaceuticals Inc.	3.78

Biogen Idec Inc.	3.23

Genzyme Corp.	3.08

Illumina Inc.	2.77

Alexion Pharmaceuticals Inc.	2.36

Life Technologies Corp.	2.05

TOTAL	50.46%

12	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other Funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2009 to September 30, 2009.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (4/1/09)	Ending Account Value (9/30/09)	Annualized Expense Ratio	Expenses Paid During Period[a] (4/1/09 to 9/30/09)
S&P 100
Actual	$1,000.00	$1,309.00	0.20%	$1.16
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.20	1.01
S&P MidCap 400
Actual	1,000.00	1,423.10	0.20	1.21
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.20	1.01
S&P MidCap 400 Growth
Actual	1,000.00	1,405.90	0.25	1.51
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.25	1.27
S&P MidCap 400 Value
Actual	1,000.00	1,440.60	0.25	1.53
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.25	1.27

SHAREHOLDER EXPENSES	13

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (4/1/09)	Ending Account Value (9/30/09)	Annualized Expense Ratio	Expenses Paid During Period[a] (4/1/09 to 9/30/09)
S&P SmallCap 600
Actual	$1,000.00	$1,435.20	0.20%	$1.22
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.20	1.01
S&P SmallCap 600 Growth
Actual	1,000.00	1,423.00	0.25	1.52
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.25	1.27
S&P SmallCap 600 Value
Actual	1,000.00	1,447.70	0.25	1.53
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.25	1.27
S&P 1500
Actual	1,000.00	1,348.40	0.20	1.18
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.20	1.01
S&P U.S. Preferred Stock
Actual	1,000.00	1,677.50	0.48	3.22
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.43
Nasdaq Biotechnology
Actual	1,000.00	1,226.80	0.48	2.68
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.43

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days).

14	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P 100 INDEX FUND

September 30, 2009

Security	Shares	Value
COMMON STOCKS – 99.82%

AEROSPACE & DEFENSE – 2.78%
Boeing Co. (The)	263,865	$14,288,290
General Dynamics Corp.	139,496	9,011,442
Lockheed Martin Corp.	117,270	9,156,442
Raytheon Co.	141,446	6,785,165
United Technologies Corp.	341,874	20,830,383

		60,071,722

AGRICULTURE – 2.91%
Altria Group Inc.	752,382	13,399,923
Monsanto Co.	198,289	15,347,569
Philip Morris International Inc.	702,575	34,243,505

		62,990,997

APPAREL – 0.42%
Nike Inc. Class B	141,194	9,135,252

		9,135,252

AUTO MANUFACTURERS – 0.39%
Ford Motor Co.[a]	1,170,120	8,436,565

		8,436,565

BANKS – 6.08%
Bank of America Corp.	3,142,151	53,165,195
Bank of New York Mellon Corp. (The)	436,894	12,665,557
Regions Financial Corp.	433,711	2,693,345
U.S. Bancorp	694,454	15,180,764
Wells Fargo & Co.	1,696,687	47,812,640

		131,517,501

BEVERAGES – 3.62%
Coca-Cola Co. (The)	841,676	45,198,001
PepsiCo Inc.	565,810	33,190,415

		78,388,416

BIOTECHNOLOGY – 1.03%
Amgen Inc.[a]	368,820	22,214,029

		22,214,029

CHEMICALS – 0.99%
Dow Chemical Co. (The)	414,850	10,815,139
E.I. du Pont de Nemours and Co.	327,858	10,537,356

		21,352,495

COMMERCIAL SERVICES – 0.33%
MasterCard Inc. Class A	34,950	7,065,142

		7,065,142

Security	Shares	Value
COMPUTERS – 8.32%
Apple Inc.[a]	325,349	$60,309,944
Dell Inc.[a]	625,111	9,539,194
EMC Corp.[a]	734,453	12,515,079
Hewlett-Packard Co.	861,147	40,654,750
International Business Machines Corp.	476,095	56,945,723

		179,964,690

COSMETICS & PERSONAL CARE – 3.72%
Avon Products Inc.	154,572	5,249,265
Colgate-Palmolive Co.	181,029	13,808,892
Procter & Gamble Co. (The)	1,060,094	61,400,644

		80,458,801

DIVERSIFIED FINANCIAL SERVICES – 7.31%
American Express Co.	431,949	14,643,071
Capital One Financial Corp.	165,930	5,928,679
Citigroup Inc.	4,736,858	22,926,393
Goldman Sachs Group Inc. (The)	185,675	34,229,186
JPMorgan Chase & Co.	1,428,260	62,586,353
Morgan Stanley	493,666	15,244,406
NYSE Euronext Inc.	94,210	2,721,727

		158,279,815

ELECTRIC – 1.48%
American Electric Power Co. Inc.	172,852	5,356,683
Entergy Corp.	71,232	5,688,588
Exelon Corp.	239,282	11,873,173
Southern Co.	288,458	9,135,465

		32,053,909

FOOD – 1.09%
Campbell Soup Co.	69,351	2,262,230
H.J. Heinz Co.	114,255	4,541,636
Kraft Foods Inc. Class A	535,748	14,074,100
Sara Lee Corp.	252,852	2,816,771

		23,694,737

FOREST PRODUCTS & PAPER – 0.13%
Weyerhaeuser Co.	76,166	2,791,484

		2,791,484

HEALTH CARE – PRODUCTS – 4.08%
Baxter International Inc.	218,923	12,480,800
Johnson & Johnson	1,000,875	60,943,279
Medtronic Inc.	402,012	14,794,042

		88,218,121

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 100 INDEX FUND

September 30, 2009

Security	Shares	Value
HEALTH CARE – SERVICES – 0.49%
UnitedHealth Group Inc.	422,221	$10,572,414

		10,572,414

INSURANCE – 0.80%
Allstate Corp. (The)	194,459	5,954,335
MetLife Inc.	297,099	11,310,559

		17,264,894

INTERNET – 2.52%
Amazon.com Inc.[a]	120,628	11,261,830
Google Inc. Class Aa	87,380	43,327,373

		54,589,203

MACHINERY – 0.53%
Caterpillar Inc.	225,506	11,575,223

		11,575,223

MANUFACTURING – 4.26%
General Electric Co.	3,859,510	63,373,154
Honeywell International Inc.	272,990	10,141,578
3M Co.	253,632	18,718,042

		92,232,774

MEDIA – 2.24%
Comcast Corp. Class A	1,042,329	17,604,937
Time Warner Inc.	430,628	12,393,474
Walt Disney Co. (The)	675,040	18,536,598

		48,535,009

MINING – 0.22%
Alcoa Inc.	355,251	4,660,893

		4,660,893

OFFICE & BUSINESS EQUIPMENT – 0.11%
Xerox Corp.	316,380	2,448,781

		2,448,781

OIL & GAS – 10.60%
Chevron Corp.	728,375	51,299,451
ConocoPhillips	538,584	24,322,453
Devon Energy Corp.	161,043	10,843,025
Exxon Mobil Corp.	1,745,377	119,750,316
Occidental Petroleum Corp.	294,468	23,086,291

		229,301,536

OIL & GAS SERVICES – 2.13%
Baker Hughes Inc.	112,608	4,803,857
Halliburton Co.	326,771	8,862,030

Security	Shares	Value
National Oilwell Varco Inc.[a]	152,210	$6,564,817
Schlumberger Ltd.	435,044	25,928,622

		46,159,326

PHARMACEUTICALS – 7.60%
Abbott Laboratories	561,482	27,776,515
Bristol-Myers Squibb Co.	719,494	16,203,005
Gilead Sciences Inc.[a]	328,446	15,299,015
Merck & Co. Inc.	765,943	24,226,777
Pfizer Inc.	2,451,217	40,567,641
Schering-Plough Corp.	593,474	16,765,641
Wyeth	484,894	23,556,151

		164,394,745

PIPELINES – 0.17%
Williams Companies Inc. (The)	211,076	3,771,928

		3,771,928

RETAIL – 6.60%
Costco Wholesale Corp.	157,925	8,916,446
CVS Caremark Corp.	524,195	18,734,729
Home Depot Inc. (The)	619,111	16,493,117
Lowe’s Companies Inc.	536,279	11,229,682
McDonald’s Corp.	396,373	22,621,007
Target Corp.	273,070	12,746,908
Walgreen Co.	360,308	13,500,741
Wal-Mart Stores Inc.	784,438	38,508,061

		142,750,691

SEMICONDUCTORS – 2.34%
Intel Corp.	2,033,143	39,788,609
Texas Instruments Inc.	458,181	10,854,308

		50,642,917

SOFTWARE – 4.73%
Microsoft Corp.	2,815,530	72,894,072
Oracle Corp.	1,418,528	29,562,124

		102,456,196

TELECOMMUNICATIONS – 7.84%
AT&T Inc.	2,142,804	57,877,136
Cisco Systems Inc.[a]	2,094,821	49,312,086
QUALCOMM Inc.	603,752	27,156,765
Sprint Nextel Corp.[a]	1,042,814	4,119,115
Verizon Communications Inc.	1,031,688	31,229,196

		169,694,298

16	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 100 INDEX FUND

September 30, 2009

Security	Shares	Value
TRANSPORTATION – 1.96%
Burlington Northern Santa
Fe Corp.	95,115	$7,593,030
FedEx Corp.	113,755	8,556,651
Norfolk Southern Corp.	133,785	5,767,471
United Parcel Service Inc. Class B	361,188	20,396,286

		42,313,438

TOTAL COMMON STOCKS
(Cost: $2,963,480,590)		2,159,997,942

SHORT-TERM INVESTMENTS – 0.07%

MONEY MARKET FUNDS – 0.07%
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.04%[b,c]	1,549,313	1,549,313

		1,549,313

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,549,313)		1,549,313

TOTAL INVESTMENTS IN SECURITIES – 99.89%
(Cost: $2,965,029,903)		2,161,547,255

Other Assets, Less Liabilities – 0.11%		2,406,111

NET ASSETS – 100.00%		$2,163,953,366

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Summary Schedule of Investments (Unaudited)

iSHARES® S&P MIDCAP 400 INDEX FUND

September 30, 2009

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$14,048,548	0.23%

		14,048,548	0.23

AEROSPACE & DEFENSE
Other securities[a]		32,453,135	0.53

		32,453,135	0.53

AGRICULTURE
Other securities[a]		7,338,615	0.12

		7,338,615	0.12

AIRLINES
Other securities[a]		20,985,430	0.34

		20,985,430	0.34

APPAREL
Other securities[a]		63,528,062	1.04

		63,528,062	1.04

AUTO MANUFACTURERS
Other securities[a]		19,520,573	0.32

		19,520,573	0.32

AUTO PARTS & EQUIPMENT
BorgWarner Inc.	823,237	24,911,152	0.41

		24,911,152	0.41

BANKS
Other securities[a]		197,455,337	3.24

		197,455,337	3.24

BEVERAGES
Other securities[a]		30,077,656	0.49

		30,077,656	0.49

BIOTECHNOLOGY
Vertex Pharmaceuticals Inc.[b]	1,274,548	48,305,369	0.79
Other securities[a]		34,014,545	0.56

		82,319,914	1.35

BUILDING MATERIALS
Martin Marietta
Materials Inc.[c]	314,346	28,941,836	0.48
Other securities[a]		12,360,842	0.20

		41,302,678	0.68

Security	Shares	Value	% of Net Assets
CHEMICALS
Lubrizol Corp.	477,338	$34,110,573	0.56%
Terra Industries Inc.	704,189	24,414,233	0.40
Other securities[a]		128,656,619	2.11

		187,181,425	3.07

COAL
Arch Coal Inc.	1,146,855	25,379,901	0.42
Other securities[a]		6,209,550	0.10

		31,589,451	0.52

COMMERCIAL SERVICES
ITT Educational Services Inc.[b,c]	223,496	24,676,193	0.40
Lender Processing Services Inc.	678,557	25,900,521	0.42
Manpower Inc.	553,215	31,372,823	0.51
SAIC Inc.[b]	1,480,762	25,972,565	0.43
Other securities[a]		252,216,202	4.14

		360,138,304	5.90

COMPUTERS
Other securities[a]		165,355,740	2.71

		165,355,740	2.71

COSMETICS & PERSONAL CARE
Other securities[a]		16,674,515	0.27

		16,674,515	0.27

DISTRIBUTION & WHOLESALE
Other securities[a]		65,878,570	1.08

		65,878,570	1.08

DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		110,029,785	1.80

		110,029,785	1.80

ELECTRIC
MDU Resources Group Inc.	1,299,028	27,084,734	0.44
Other securities[a]		186,939,205	3.07

		214,023,939	3.51

ELECTRICAL COMPONENTS & EQUIPMENT
AMETEK Inc.	758,781	26,489,045	0.44
Energizer Holdings Inc.[b]	489,852	32,496,782	0.53
Other securities[a]		16,710,456	0.27

		75,696,283	1.24

18	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUND

September 30, 2009

Security	Shares	Value	% of Net Assets
ELECTRONICS
Avnet Inc.[b]	1,066,274	$27,691,136	0.45%
Other securities[a]		150,043,273	2.46

		177,734,409	2.91

ENGINEERING & CONSTRUCTION
KBR Inc.	1,132,006	26,364,420	0.43
URS Corp.[b]	595,106	25,976,377	0.43
Other securities[a]		50,781,690	0.83

		103,122,487	1.69

ENTERTAINMENT
Other securities[a]		32,128,657	0.53

		32,128,657	0.53

ENVIRONMENTAL CONTROL
Other securities[a]		31,190,179	0.51

		31,190,179	0.51

FOOD
Other securities[a]		78,442,265	1.29

		78,442,265	1.29

FOREST PRODUCTS & PAPER
Other securities[a]		48,917,809	0.80

		48,917,809	0.80

GAS
Other securities[a]		103,302,788	1.69

		103,302,788	1.69

HAND & MACHINE TOOLS
Other securities[a]		28,348,559	0.47

		28,348,559	0.47

HEALTH CARE – PRODUCTS
Beckman Coulter Inc.	483,826	33,354,964	0.55
Edwards Lifesciences Corp.[b]	398,156	27,835,086	0.46
Henry Schein Inc.[b,c]	636,577	34,954,443	0.57
Hologic Inc.[b]	1,811,201	29,595,024	0.48
Other securities[a]		144,662,490	2.37

		270,402,007	4.43

HEALTH CARE – SERVICES
Covance Inc.[b]	451,474	24,447,317	0.40
Other securities[a]		114,461,618	1.88

		138,908,935	2.28

Security	Shares	Value	% of Net Assets
HOME BUILDERS
NVR Inc.[b]	40,994	$26,128,346	0.43%
Other securities[a]		42,311,808	0.69

		68,440,154	1.12

HOUSEHOLD PRODUCTS & WARES
Church & Dwight Co. Inc.	496,156	28,151,891	0.46
Other securities[a]		48,755,683	0.80

		76,907,574	1.26

INSURANCE
Everest Re Group Ltd.	429,527	37,669,518	0.62
Fidelity National Financial Inc. Class A	1,627,502	24,542,730	0.40
Other securities[a]		219,616,077	3.60

		281,828,325	4.62

INTERNET
Equinix Inc.[b,c]	272,506	25,070,552	0.41
Priceline.com Inc.[b,c]	298,235	49,453,328	0.81
Other securities[a]		62,259,681	1.02

		136,783,561	2.24

INVESTMENT COMPANIES
Other securities[a]		11,013,795	0.18

		11,013,795	0.18

IRON & STEEL
Cliffs Natural Resources Inc.	924,532	29,917,856	0.49
Other securities[a]		49,731,556	0.82

		79,649,412	1.31

LEISURE TIME
Other securities[a]		25,892,270	0.43

		25,892,270	0.43

LODGING
Other securities[a]		4,261,826	0.07

		4,261,826	0.07

MACHINERY
Joy Global Inc.	722,217	35,345,300	0.58
Other securities[a]		117,074,473	1.92

		152,419,773	2.50

SCHEDULES OF INVESTMENTS	19

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUND

September 30, 2009

Security	Shares	Value	% of Net Assets
MANUFACTURING
Roper Industries Inc.	641,032	$32,679,811	0.54%
Other securities[a]		170,492,078	2.79

		203,171,889	3.33

MEDIA
Other securities[a]		14,824,402	0.24

		14,824,402	0.24

METAL FABRICATE & HARDWARE
Other securities[a]		45,262,399	0.74

		45,262,399	0.74

OFFICE FURNISHINGS
Other securities[a]		14,138,919	0.23

		14,138,919	0.23

OIL & GAS
Cimarex Energy Co.	588,550	25,495,986	0.42
Helmerich & Payne Inc.[c]	744,266	29,420,835	0.48
Newfield Exploration Co.[b]	935,788	39,827,137	0.65
Plains Exploration & Production Co.[b]	982,221	27,168,233	0.45
Pride International Inc.[b]	1,225,347	37,299,563	0.61
Other securities[a]		112,695,980	1.85

		271,907,734	4.46

OIL & GAS SERVICES
Other securities[a]		71,683,830	1.18

		71,683,830	1.18

PACKAGING & CONTAINERS
Other securities[a]		47,504,032	0.78

		47,504,032	0.78

PHARMACEUTICALS
Other securities[a]		160,665,953	2.63

		160,665,953	2.63

PIPELINES
National Fuel Gas Co.	566,216	25,938,355	0.42
ONEOK Inc.	743,805	27,238,139	0.45

		53,176,494	0.87

REAL ESTATE
Other securities[a]		13,968,371	0.23

		13,968,371	0.23

Security	Shares	Value	% of Net Assets
REAL ESTATE INVESTMENT TRUSTS
Federal Realty Investment Trust	431,513	$26,481,953	0.44%
Liberty Property Trust	787,943	25,631,786	0.42
Other securities[a]		325,405,057	5.33

		377,518,796	6.19

RETAIL
Advance Auto Parts Inc.	673,616	26,459,636	0.43
American Eagle Outfitters Inc.	1,463,451	24,673,784	0.40
CarMax Inc.[b]	1,554,873	32,496,846	0.53
Dollar Tree Inc.[b]	630,895	30,711,969	0.50
Ross Stores Inc.	882,478	42,155,974	0.69
Urban Outfitters Inc.[b]	914,177	27,580,720	0.45
Other securities[a]		275,905,614	4.54

		459,984,543	7.54

SAVINGS & LOANS
New York Community Bancorp Inc.[c]	2,468,557	28,190,921	0.46
Other securities[a]		43,321,237	0.71

		71,512,158	1.17

SEMICONDUCTORS
Cree Inc.[b,c]	711,100	26,132,925	0.43
Lam Research Corp.[b]	893,784	30,531,661	0.50
Other securities[a]		99,382,800	1.63

		156,047,386	2.56

SOFTWARE
Cerner Corp.[b,c]	474,768	35,512,646	0.58
Global Payments Inc.	568,346	26,541,758	0.44
Other securities[a]		165,837,779	2.72

		227,892,183	3.74

TELECOMMUNICATIONS
Other securities[a]		131,252,196	2.15

		131,252,196	2.15

TEXTILES
Other securities[a]		18,887,720	0.31

		18,887,720	0.31

TOYS, GAMES & HOBBIES
Other securities[a]		17,036,035	0.28

		17,036,035	0.28

20	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUND

September 30, 2009

Security	Shares	Value	% of Net Assets
TRANSPORTATION
Other securities[a]		$99,789,471	1.64%

		99,789,471	1.64

TRUCKING & LEASING
Other securities[a]		9,088,054	0.15

		9,088,054	0.15

WATER
Other securities[a]		16,913,638	0.28

		16,913,638	0.28

TOTAL COMMON STOCKS
(Cost: $6,418,030,503)		6,092,430,100	99.88

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.22% [d,e,f]	420,411,912	420,411,912	6.89
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.18%[d,e,f]	64,163,027	64,163,027	1.05
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.04% [d,e]	2,911,974	2,911,974	0.05

		487,486,913	7.99

TOTAL SHORT-TERM INVESTMENTS
(Cost: $487,486,913)		487,486,913	7.99

TOTAL INVESTMENTS IN SECURITIES
(Cost: $6,905,517,416)		6,579,917,013	107.87

Other Assets, Less Liabilities		(480,033,608)	(7.87)

NET ASSETS		$6,099,883,405	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2009.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Summary Schedule of Investments (Unaudited)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

September 30, 2009

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$6,591,774	0.34%

		6,591,774	0.34

AEROSPACE & DEFENSE
Other securities[a]		11,557,066	0.60

		11,557,066	0.60

AIRLINES
Other securities[a]		4,239,544	0.22

		4,239,544	0.22

APPAREL
Other securities[a]		25,311,103	1.30

		25,311,103	1.30

AUTO PARTS & EQUIPMENT
Other securities[a]		7,478,335	0.39

		7,478,335	0.39

BANKS
Other securities[a]		42,108,459	2.17

		42,108,459	2.17

BEVERAGES
Hansen Natural Corp.[b]	326,941	12,011,812	0.62

		12,011,812	0.62

BIOTECHNOLOGY
Other securities[a]		17,874,500	0.92

		17,874,500	0.92

BUILDING MATERIALS
Other securities[a]		9,983,334	0.51

		9,983,334	0.51

CHEMICALS
Other securities[a]		22,754,704	1.17

		22,754,704	1.17

COAL
Other securities[a]		10,327,861	0.53

		10,327,861	0.53

COMMERCIAL SERVICES
Alliance Data Systems Corp.[b,c]	239,638	14,637,089	0.75
ITT Educational Services Inc.[b,c]	142,692	15,754,624	0.81

Security	Shares	Value	% of Net Assets
Pharmaceutical Product Development Inc.	532,726	$11,688,008	0.60%
Strayer Education Inc.	63,105	13,736,696	0.71
Other securities[a]		88,044,038	4.54

		143,860,455	7.41

COMPUTERS
FactSet Research Systems Inc.[c]	189,209	12,533,204	0.65
Synopsys Inc.[b]	656,932	14,728,415	0.76
Other securities[a]		37,548,304	1.93

		64,809,923	3.34

COSMETICS & PERSONAL CARE
Other securities[a]		4,031,980	0.21

		4,031,980	0.21

DISTRIBUTION & WHOLESALE
Other securities[a]		7,162,169	0.37

		7,162,169	0.37

DIVERSIFIED FINANCIAL SERVICES
Affiliated Managers Group Inc.[b,c]	187,804	12,209,138	0.63
Eaton Vance Corp.	529,669	14,825,435	0.76
Other securities[a]		22,948,989	1.18

		49,983,562	2.57

ELECTRIC
Other securities[a]		7,612,001	0.39

		7,612,001	0.39

ELECTRICAL COMPONENTS & EQUIPMENT
AMETEK Inc.	484,859	16,926,428	0.87
Energizer Holdings Inc.[b]	312,947	20,760,904	1.07

		37,687,332	1.94

ELECTRONICS
Mettler-Toledo International Inc.[b]	151,990	13,768,774	0.71
Trimble Navigation Ltd.[b]	540,223	12,916,732	0.67
Other securities[a]		22,861,289	1.17

		49,546,795	2.55

ENGINEERING & CONSTRUCTION
Other securities[a]		8,969,887	0.46

		8,969,887	0.46

22	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

September 30, 2009

Security	Shares	Value	% of Net Assets
ENTERTAINMENT
DreamWorks Animation SKG Inc. Class Ab	339,990	$12,093,444	0.62%
Other securities[a]		4,049,918	0.21

		16,143,362	0.83

ENVIRONMENTAL CONTROL
Other securities[a]		13,826,436	0.71

		13,826,436	0.71

FOOD
Other securities[a]		13,354,133	0.69

		13,354,133	0.69

FOREST PRODUCTS & PAPER
Other securities[a]		2,837,432	0.15

		2,837,432	0.15

GAS
Other securities[a]		18,516,605	0.95

		18,516,605	0.95

HAND & MACHINE TOOLS
Other securities[a]		9,095,928	0.47

		9,095,928	0.47

HEALTH CARE – PRODUCTS
Henry Schein Inc.[b]	239,940	13,175,105	0.68
Hologic Inc.[b]	1,157,207	18,908,762	0.97
IDEXX Laboratories Inc.[b,c]	264,256	13,212,800	0.68
ResMed Inc.[b]	340,669	15,398,239	0.79
Other securities[a]		65,787,164	3.39

		126,482,070	6.51

HEALTH CARE – SERVICES
Other securities[a]		45,313,687	2.33

		45,313,687	2.33

HOME BUILDERS
NVR Inc.[b]	26,200	16,699,094	0.86
Toll Brothers Inc.[b]	618,362	12,082,794	0.62
Other securities[a]		10,641,994	0.55

		39,423,882	2.03

HOUSEHOLD PRODUCTS & WARES
Church & Dwight Co. Inc.	317,031	17,988,339	0.93
Other securities[a]		16,083,116	0.82

		34,071,455	1.75

Security	Shares	Value	% of Net Assets
INSURANCE
HCC Insurance Holdings Inc.	506,393	$13,849,849	0.72%
W.R. Berkley Corp.	606,425	15,330,424	0.79
Other securities[a]		33,642,529	1.73

		62,822,802	3.24

INTERNET
F5 Networks Inc.[b]	355,018	14,069,363	0.72
Priceline.com Inc.[b,c]	190,415	31,574,614	1.63
Other securities[a]		27,547,739	1.42

		73,191,716	3.77

IRON & STEEL
Cliffs Natural Resources Inc.	590,662	19,113,822	0.98
Reliance Steel & Aluminum Co.	288,234	12,267,239	0.63
Steel Dynamics Inc.	969,073	14,865,580	0.77
Other securities[a]		2,722,970	0.14

		48,969,611	2.52

LEISURE TIME
Other securities[a]		11,198,125	0.58

		11,198,125	0.58

MACHINERY
Bucyrus International Inc.	338,742	12,065,990	0.62
Joy Global Inc.	460,842	22,553,607	1.16
Other securities[a]		39,291,708	2.03

		73,911,305	3.81

MANUFACTURING
Donaldson Co. Inc.	347,989	12,050,859	0.62
Roper Industries Inc.	409,516	20,877,126	1.07
Other securities[a]		24,097,833	1.25

		57,025,818	2.94

MEDIA
Other securities[a]		6,668,056	0.34

		6,668,056	0.34

METAL FABRICATE & HARDWARE
Other securities[a]		9,388,831	0.48

		9,388,831	0.48

OFFICE FURNISHINGS
Other securities[a]		4,244,258	0.22

		4,244,258	0.22

SCHEDULES OF INVESTMENTS	23

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

September 30, 2009

Security	Shares	Value	% of Net Assets
OIL & GAS
Helmerich & Payne Inc.[c]	475,532	$18,797,780	0.97%
Newfield Exploration Co.[b]	382,853	16,294,224	0.84
Other securities[a]		87,570,880	4.51

		122,662,884	6.32

OIL & GAS SERVICES
Oceaneering International Inc.[b]	247,404	14,040,177	0.72
Other securities[a]		19,116,430	0.99

		33,156,607	1.71

PHARMACEUTICALS
Endo Pharmaceuticals Holdings Inc.[b]	528,355	11,956,674	0.62
Other securities[a]		59,387,161	3.05

		71,343,835	3.67

REAL ESTATE
Other securities[a]		8,909,113	0.46

		8,909,113	0.46

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		8,724,149	0.45

		8,724,149	0.45

RETAIL
Advance Auto Parts Inc.	430,064	16,892,914	0.87
Aeropostale Inc.[b]	302,904	13,167,237	0.68
Chipotle Mexican Grill Inc. Class Ab,c	142,680	13,847,094	0.71
Dollar Tree Inc.[b]	403,064	19,621,156	1.01
Ross Stores Inc.	563,440	26,915,529	1.39
Urban Outfitters Inc.[b]	583,754	17,611,858	0.91
Other securities[a]		89,811,595	4.62

		197,867,383	10.19

SAVINGS & LOANS
Other securities[a]		1,350,779	0.07

		1,350,779	0.07

SEMICONDUCTORS
Cree Inc.[b,c]	454,277	16,694,680	0.86
Lam Research Corp.[b]	571,028	19,506,316	1.00
Other securities[a]		25,860,129	1.34

		62,061,125	3.20

Security	Shares	Value	% of Net Assets
SOFTWARE
ANSYS Inc.[b]	397,199	$14,883,047	0.77%
Cerner Corp.[b,c]	303,272	22,684,746	1.17
Global Payments Inc.	363,174	16,960,226	0.87
Metavante Technologies Inc.[b]	406,083	14,001,742	0.72
Other securities[a]		52,220,952	2.69

		120,750,713	6.22

TELECOMMUNICATIONS
CommScope Inc.[b]	422,103	12,633,543	0.65
Other securities[a]		28,622,482	1.48

		41,256,025	2.13

TOYS, GAMES & HOBBIES
Other securities[a]		10,887,769	0.56

		10,887,769	0.56

TRANSPORTATION
J.B. Hunt Transport Services Inc.	394,147	12,663,943	0.65
Other securities[a]		33,194,378	1.71

		45,858,321	2.36

WATER
Other securities[a]		4,522,508	0.23

		4,522,508	0.23

TOTAL COMMON STOCKS
(Cost: $1,990,249,462)		1,939,739,319	99.90

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.22%[d,e,f]	156,748,131	156,748,131	8.07
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.18%[d,e,f]	23,922,811	23,922,811	1.23

24	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

September 30, 2009

Security	Shares	Value	% of Net Assets
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.04%[d,e]	1,426,273	$1,426,273	0.08%

		182,097,215	9.38

TOTAL SHORT-TERM INVESTMENTS
(Cost: $182,097,215)		182,097,215	9.38

TOTAL INVESTMENTS IN SECURITIES
(Cost: $2,172,346,677)		2,121,836,534	109.28

Other Assets, Less Liabilities		(180,207,158)	(9.28)

NET ASSETS		$1,941,629,376	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2009.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Summary Schedule of Investments (Unaudited)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

September 30, 2009

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$2,066,133	0.12%

		2,066,133	0.12

AEROSPACE & DEFENSE
Other securities[a]		7,984,704	0.47

		7,984,704	0.47

AGRICULTURE
Other securities[a]		4,081,005	0.24

		4,081,005	0.24
AIRLINES
Other securities[a]		7,978,041	0.47

		7,978,041	0.47

APPAREL
Other securities[a]		13,268,137	0.78

		13,268,137	0.78

AUTO MANUFACTURERS
Oshkosh Corp.	350,594	10,843,872	0.64

		10,843,872	0.64

AUTO PARTS & EQUIPMENT
Other securities[a]		7,329,971	0.43

		7,329,971	0.43

BANKS
Other securities[a]		73,207,531	4.30

		73,207,531	4.30

BEVERAGES
Other securities[a]		6,291,282	0.37

		6,291,282	0.37

BIOTECHNOLOGY
Vertex Pharmaceuticals Inc.[b]	489,361	18,546,782	1.09
Other securities[a]		11,673,686	0.69

		30,220,468	1.78

BUILDING MATERIALS
Other securities[a]		14,278,809	0.84

		14,278,809	0.84

Security	Shares	Value	% of Net Assets
CHEMICALS
Ashland Inc.	292,027	$12,621,407	0.74%
Lubrizol Corp.	265,519	18,973,988	1.12
RPM International Inc.	505,426	9,345,327	0.55
Valspar Corp. (The)	395,477	10,879,572	0.64
Other securities[a]		32,435,178	1.90

		84,255,472	4.95

COAL
Other securities[a]		8,591,829	0.50

		8,591,829	0.50

COMMERCIAL SERVICES
Manpower Inc.	307,706	17,450,007	1.03
Other securities[a]		57,536,174	3.38

		74,986,181	4.41

COMPUTERS
Other securities[a]		35,551,185	2.09

		35,551,185	2.09

COSMETICS & PERSONAL CARE
Other securities[a]		5,761,509	0.34

		5,761,509	0.34

DISTRIBUTION & WHOLESALE
Ingram Micro Inc. Class Ab	639,473	10,775,120	0.63
Other securities[a]		19,610,144	1.16

		30,385,264	1.79

DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		17,673,733	1.04

		17,673,733	1.04

ELECTRIC
Alliant Energy Corp.	434,005	12,087,039	0.71
DPL Inc.	454,966	11,874,613	0.70
Great Plains Energy Inc.	530,088	9,515,080	0.56
NSTAR	419,111	13,336,112	0.78
NV Energy Inc.	920,202	10,665,141	0.63
OGE Energy Corp.	378,860	12,532,689	0.74
Other securities[a]		42,386,509	2.48

		112,397,183	6.60

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		9,287,502	0.55

		9,287,502	0.55

26	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

September 30, 2009

Security	Shares	Value	% of Net Assets
ELECTRONICS
Arrow Electronics Inc.[b]	469,446	$13,214,905	0.78%
Avnet Inc.[b]	593,007	15,400,392	0.90
Other securities[a]		27,096,785	1.59

		55,712,082	3.27

ENGINEERING & CONSTRUCTION
KBR Inc.	629,516	14,661,428	0.86
Shaw Group Inc. (The)[b]	327,749	10,517,465	0.62
URS Corp.[b]	330,847	14,441,472	0.85
Other securities[a]		9,891,369	0.58

		49,511,734	2.91

ENTERTAINMENT
Other securities[a]		3,792,865	0.22

		3,792,865	0.22

ENVIRONMENTAL CONTROL
Other securities[a]		5,322,109	0.31

		5,322,109	0.31

FOOD
Other securities[a]		32,034,455	1.88

		32,034,455	1.88

FOREST PRODUCTS & PAPER
Rayonier Inc.	310,673	12,709,632	0.75
Other securities[a]		11,995,593	0.70

		24,705,225	1.45

GAS
AGL Resources Inc.	303,091	10,690,020	0.63
Southern Union Co.	486,488	10,114,086	0.60
Other securities[a]		20,511,260	1.20

		41,315,366	2.43

HAND & MACHINE TOOLS
Other securities[a]		7,839,737	0.46

		7,839,737	0.46

HEALTH CARE – PRODUCTS
Beckman Coulter Inc.	147,857	10,193,262	0.60
Other securities[a]		30,038,799	1.76

		40,232,061	2.36

HEALTH CARE – SERVICES
Other securities[a]		37,809,862	2.22

		37,809,862	2.22

Security	Shares	Value	% of Net Assets
HOME BUILDERS
Other securities[a]		$3,765,550	0.22%

		3,765,550	0.22

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		13,099,228	0.77

		13,099,228	0.77

INSURANCE
Arthur J. Gallagher & Co.	396,830	9,670,747	0.57
Everest Re Group Ltd.	238,934	20,954,511	1.23
Fidelity National Financial Inc. Class A	904,978	13,647,068	0.80
First American Corp.	366,294	11,856,937	0.70
Old Republic International Corp.	943,773	11,495,155	0.68
Other securities[a]		34,413,385	2.02

		102,037,803	6.00

INTERNET
Equinix Inc.[b,c]	113,570	10,448,440	0.61
Other securities[a]		1,829,286	0.11

		12,277,726	0.72

INVESTMENT COMPANIES
Other securities[a]		6,136,372	0.36

		6,136,372	0.36

IRON & STEEL
Other securities[a]		1,656,737	0.10

		1,656,737	0.10

LEISURE TIME
Other securities[a]		4,648,039	0.27

		4,648,039	0.27

LODGING
Other securities[a]		2,368,597	0.14

		2,368,597	0.14

MACHINERY
Other securities[a]		20,406,758	1.20

		20,406,758	1.20

MANUFACTURING
Pentair Inc.	385,669	11,384,949	0.67
SPX Corp.	192,564	11,798,396	0.69
Other securities[a]		40,134,449	2.36

		63,317,794	3.72

SCHEDULES OF INVESTMENTS	27

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

September 30, 2009

Security	Shares	Value	% of Net Assets
MEDIA
Other securities[a]		$2,432,880	0.14%

		2,432,880	0.14

METAL FABRICATE & HARDWARE
Other securities[a]		16,996,663	1.00

		16,996,663	1.00

OFFICE FURNISHINGS
Other securities[a]		4,176,468	0.25

		4,176,468	0.25

OIL & GAS
Pride International Inc.[b]	347,233	10,569,773	0.62
Other securities[a]		33,829,460	1.99

		44,399,233	2.61

OIL & GAS SERVICES
Other securities[a]		11,001,179	0.65

		11,001,179	0.65

PACKAGING & CONTAINERS
Sonoco Products Co.	391,809	10,790,420	0.64
Other securities[a]		15,606,731	0.91

		26,397,151	1.55

PHARMACEUTICALS
Other securities[a]		27,207,709	1.60

		27,207,709	1.60

PIPELINES
National Fuel Gas Co.	314,886	14,424,928	0.85
ONEOK Inc.	413,641	15,147,533	0.89

		29,572,461	1.74

REAL ESTATE INVESTMENT TRUSTS
Camden Property Trust	251,485	10,134,846	0.59
Duke Realty Corp.	878,362	10,549,128	0.62
Federal Realty Investment Trust	240,112	14,735,673	0.87
Hospitality Properties Trust	478,895	9,755,091	0.57
Liberty Property Trust	438,203	14,254,744	0.84
Macerich Co. (The)[c]	316,895	9,611,425	0.56
Mack-Cali Realty Corp.	307,216	9,932,293	0.58
Nationwide Health Properties Inc.	418,836	12,979,728	0.76

Security	Shares	Value	% of Net Assets
Realty Income Corp.[c]	409,012	$10,491,158	0.62%
Regency Centers Corp.	314,992	11,670,454	0.69
SL Green Realty Corp.[c]	301,475	13,219,679	0.78
Other securities[a]		74,930,116	4.40

		202,264,335	11.88

RETAIL
CarMax Inc.[b]	864,841	18,075,177	1.06
Other securities[a]		65,535,456	3.85

		83,610,633	4.91

SAVINGS & LOANS
New York Community Bancorp Inc.	1,373,598	15,686,489	0.92
Other securities[a]		22,939,994	1.35

		38,626,483	2.27

SEMICONDUCTORS
Other securities[a]		32,659,080	1.92

		32,659,080	1.92

SOFTWARE
Other securities[a]		21,632,451	1.27

		21,632,451	1.27

TELECOMMUNICATIONS
Telephone and Data Systems Inc.	372,282	11,544,465	0.68
Other securities[a]		25,471,255	1.49

		37,015,720	2.17

TEXTILES
Mohawk Industries Inc.[b]	220,172	10,500,003	0.62

		10,500,003	0.62

TRANSPORTATION
Other securities[a]		15,566,531	0.91

		15,566,531	0.91

TRUCKING & LEASING
Other securities[a]		5,054,953	0.30

		5,054,953	0.30

WATER
Other securities[a]		5,449,949	0.32

		5,449,949	0.32

TOTAL COMMON STOCKS (Cost: $1,896,484,008)		1,698,993,793	99.83

28	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

September 30, 2009

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.22%[d,e,f]	68,873,714	$68,873,714	4.04%
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.18%[d,e,f]	10,511,467	10,511,467	0.62
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.04% [d,e]	853,525	853,525	0.05

		80,238,706	4.71

TOTAL SHORT-TERM INVESTMENTS
(Cost: $80,238,706)		80,238,706	4.71

TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,976,722,714)		1,779,232,499	104.54

Other Assets, Less Liabilities		(77,338,135)	(4.54)

NET ASSETS		$1,701,894,364	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2009.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Summary Schedule of Investments (Unaudited)

iSHARES® S&P SMALLCAP 600 INDEX FUND

September 30, 2009

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$7,103,240	0.14%

		7,103,240	0.14

AEROSPACE & DEFENSE
Curtiss-Wright Corp.	576,175	19,664,853	0.40
Moog Inc. Class Ab,c	571,005	16,844,647	0.34
Teledyne Technologies Inc.[b]	455,958	16,409,928	0.33
Other securities[a]		62,215,649	1.28

		115,135,077	2.35

AGRICULTURE
Other securities[a]		13,154,201	0.27

		13,154,201	0.27

AIRLINES
Other securities[a]		11,669,966	0.24

		11,669,966	0.24

APPAREL
Carter’s Inc.[b]	719,031	19,198,128	0.39
Gymboree Corp.[b,c]	378,223	18,298,429	0.37
Other securities[a]		89,868,413	1.84

		127,364,970	2.60

AUTO PARTS & EQUIPMENT
Other securities[a]		14,234,392	0.29

		14,234,392	0.29

BANKS
Prosperity Bancshares Inc.	583,762	20,309,080	0.41
Other securities[a]		275,418,586	5.62

		295,727,666	6.03

BEVERAGES
Green Mountain Coffee Roasters Inc.[b,c]	440,111	32,497,796	0.66
Other securities[a]		9,329,727	0.19

		41,827,523	0.85

BIOTECHNOLOGY
Other securities[a]		55,467,852	1.13

		55,467,852	1.13

Security	Shares	Value	% of Net Assets
BUILDING MATERIALS
Other securities[a]		$79,125,640	1.61%

		79,125,640	1.61

CHEMICALS
Other securities[a]		84,865,818	1.73

		84,865,818	1.73

COMMERCIAL SERVICES
Other securities[a]		274,288,480	5.60

		274,288,480	5.60

COMPUTERS
CACI International Inc. Class Ab	380,092	17,966,949	0.37
Other securities[a]		71,044,525	1.45

		89,011,474	1.82

COSMETICS & PERSONAL CARE
Other securities[a]		15,988,872	0.33

		15,988,872	0.33

DISTRIBUTION & WHOLESALE
Watsco Inc.	402,622	21,705,352	0.44
Other securities[a]		51,229,567	1.05

		72,934,919	1.49

DIVERSIFIED FINANCIAL SERVICES
Greenhill & Co. Inc.[c]	258,968	23,198,353	0.47
Stifel Financial Corp.[b]	379,273	20,822,088	0.42
Other securities[a]		71,417,265	1.46

		115,437,706	2.35

ELECTRIC
Other securities[a]		71,993,289	1.47

		71,993,289	1.47

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		41,972,023	0.86

		41,972,023	0.86

ELECTRONICS
Brady Corp. Class A	661,673	19,003,249	0.39
Other securities[a]		174,961,123	3.57

		193,964,372	3.96

ENERGY – ALTERNATE SOURCES
Other securities[a]		2,487,849	0.05

		2,487,849	0.05

30	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

September 30, 2009

Security	Shares	Value	% of Net Assets
ENGINEERING & CONSTRUCTION
EMCOR Group Inc.[b]	833,312	$21,099,460	0.43%
Other securities[a]		14,612,785	0.30

		35,712,245	0.73

ENTERTAINMENT
Other securities[a]		14,104,104	0.29

		14,104,104	0.29

ENVIRONMENTAL CONTROL
Tetra Tech Inc.[b]	766,045	20,323,174	0.41
Other securities[a]		17,920,894	0.37

		38,244,068	0.78

FOOD
Other securities[a]		86,347,620	1.76

		86,347,620	1.76

FOREST PRODUCTS & PAPER
Rock-Tenn Co. Class A	488,172	22,997,783	0.47
Other securities[a]		36,285,201	0.74

		59,282,984	1.21

GAS
Atmos Energy Corp.	1,167,814	32,908,998	0.67
New Jersey Resources Corp.	532,008	19,317,211	0.39
Piedmont Natural Gas Co.	924,818	22,140,143	0.45
Other securities[a]		50,835,260	1.04

		125,201,612	2.55

HAND & MACHINE TOOLS
Regal Beloit Corp.	453,096	20,711,018	0.42
Other securities[a]		14,509,420	0.30

		35,220,438	0.72

HEALTH CARE – PRODUCTS
Cooper Companies Inc. (The)	572,070	17,007,641	0.35
Haemonetics Corp.[b]	325,272	18,254,265	0.37
PSS World Medical Inc.[b]	753,314	16,444,845	0.34
West Pharmaceutical Services Inc.	416,439	16,911,588	0.35
Other securities[a]		118,425,806	2.41

		187,044,145	3.82

Security	Shares	Value	% of Net Assets
HEALTH CARE – SERVICES
MEDNAX Inc.[b]	587,070	$32,241,884	0.66%
Other securities[a]		129,402,491	2.64

		161,644,375	3.30

HOME BUILDERS
Other securities[a]		23,006,984	0.47

		23,006,984	0.47

HOME FURNISHINGS
Other securities[a]		22,287,291	0.45

		22,287,291	0.45

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		25,238,008	0.51

		25,238,008	0.51

HOUSEWARES
Toro Co. (The)	433,343	17,234,051	0.35
Other securities[a]		5,268,719	0.11

		22,502,770	0.46

INSURANCE
ProAssurance Corp.[b]	413,669	21,589,385	0.44
Other securities[a]		117,702,596	2.40

		139,291,981	2.84

INTERNET
Other securities[a]		107,171,136	2.19

		107,171,136	2.19

IRON & STEEL
Other securities[a]		8,320,366	0.17

		8,320,366	0.17

LEISURE TIME
Polaris Industries Inc.[c]	413,271	16,853,191	0.34
Other securities[a]		22,854,557	0.47

		39,707,748	0.81

LODGING
Other securities[a]		4,948,321	0.10

		4,948,321	0.10

MACHINERY
Gardner Denver Inc.[b]	657,803	22,944,169	0.47
Other securities[a]		76,923,267	1.57

		99,867,436	2.04

SCHEDULES OF INVESTMENTS	31

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

September 30, 2009

Security	Shares	Value	% of Net Assets
MANUFACTURING
Acuity Brands Inc.	545,562	$17,572,552	0.36%
CLARCOR Inc.	644,968	20,226,196	0.41
Other securities[a]		85,662,450	1.75

		123,461,198	2.52

MEDIA
Other securities[a]		2,738,685	0.06

		2,738,685	0.06

METAL FABRICATE & HARDWARE
Other securities[a]		33,959,417	0.69

		33,959,417	0.69

MINING
Other securities[a]		28,018,907	0.57

		28,018,907	0.57

MISCELLANEOUS – MANUFACTURING
Other securities[a]		6,314,311	0.13

		6,314,311	0.13

OFFICE FURNISHINGS
Other securities[a]		5,921,842	0.12

		5,921,842	0.12

OIL & GAS
Atwood Oceanics Inc.[b]	714,733	25,208,633	0.51
St. Mary Land & Exploration Co.	790,765	25,668,232	0.52
Other securities[a]		64,417,276	1.32

		115,294,141	2.35

OIL & GAS SERVICES
Dril-Quip Inc.[b]	375,597	18,644,635	0.38
Oil States International Inc.[b]	628,092	22,064,872	0.45
SEACOR Holdings Inc.[b,c]	255,540	20,859,730	0.43
Other securities[a]		67,372,190	1.37

		128,941,427	2.63

PHARMACEUTICALS
Other securities[a]		81,036,051	1.65

		81,036,051	1.65

REAL ESTATE
Other securities[a]		7,793,432	0.16

		7,793,432	0.16

Security	Shares	Value	% of Net Assets
REAL ESTATE INVESTMENT TRUSTS
BioMed Realty Trust Inc.	1,242,443	$17,145,713	0.35%
Home Properties Inc.[c]	418,349	18,026,658	0.37
National Retail Properties Inc.	1,021,000	21,920,870	0.45
Senior Housing Properties Trust	1,606,805	30,706,044	0.63
Tanger Factory Outlet Centers Inc.	509,849	19,037,762	0.39
Other securities[a]		220,053,414	4.48

		326,890,461	6.67

RETAIL
Casey’s General Stores Inc.	644,229	20,215,906	0.41
Men’s Wearhouse Inc. (The)	660,582	16,316,375	0.33
Tractor Supply Co.[b,c]	455,972	22,078,164	0.45
World Fuel Services Corp.	375,215	18,036,585	0.37
Other securities[a]		318,681,129	6.51

		395,328,159	8.07

SAVINGS & LOANS
Other securities[a]		10,956,112	0.22

		10,956,112	0.22

SEMICONDUCTORS
Cypress Semiconductor Corp.[b]	1,959,157	20,238,092	0.41
Microsemi Corp.[b]	1,030,170	16,266,384	0.33
Skyworks Solutions Inc.[b]	2,166,201	28,680,501	0.59
Varian Semiconductor Equipment Associates Inc.[b]	927,925	30,473,057	0.62
Other securities[a]		127,445,752	2.60

		223,103,786	4.55

SOFTWARE
Concur Technologies Inc.[b,c]	535,366	21,286,152	0.43
Other securities[a]		171,744,195	3.51

		193,030,347	3.94

32	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

September 30, 2009

Security	Shares	Value	% of Net Assets
STORAGE & WAREHOUSING
Other securities[a]		$7,790,942	0.16%

		7,790,942	0.16

TELECOMMUNICATIONS
ARRIS Group Inc.[b]	1,582,059	20,582,588	0.42
Other securities[a]		123,743,858	2.52

		144,326,446	2.94

TEXTILES
Other securities[a]		13,213,952	0.27

		13,213,952	0.27

TOYS, GAMES & HOBBIES
Other securities[a]		8,794,520	0.18

		8,794,520	0.18

TRANSPORTATION
Other securities[a]		72,738,758	1.48

		72,738,758	1.48

WATER
Other securities[a]		8,468,870	0.17

		8,468,870	0.17

TOTAL COMMON STOCKS
(Cost: $6,108,774,350)		4,897,020,725	99.90

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.22%[d,e,f]	286,824,847	286,824,847	5.85
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.18%[d,e,f]	43,775,045	43,775,045	0.90

		330,599,892	6.75

TOTAL SHORT-TERM INVESTMENTS
(Cost: $330,599,892)		330,599,892	6.75

TOTAL INVESTMENTS IN SECURITIES
(Cost: $6,439,374,242)		5,227,620,617	106.65

Other Assets, Less Liabilities		(325,883,513)	(6.65)

NET ASSETS		$4,901,737,104	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2009.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	33

Summary Schedule of Investments (Unaudited)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

September 30, 2009

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$4,271,487	0.29%

		4,271,487	0.29

AEROSPACE & DEFENSE
Curtiss-Wright Corp.	346,243	11,817,274	0.80
Teledyne Technologies Inc.[b]	273,630	9,847,944	0.67
Other securities[a]		25,300,577	1.73

		46,965,795	3.20

AIRLINES
Other securities[a]		7,011,367	0.48

		7,011,367	0.48

APPAREL
Carter’s Inc.[b]	431,557	11,522,572	0.78
Deckers Outdoor Corp.[b]	99,772	8,465,654	0.58
Gymboree Corp.[b]	226,942	10,979,454	0.75
Other securities[a]		24,445,837	1.66

		55,413,517	3.77

AUTO PARTS & EQUIPMENT
Other securities[a]		1,223,361	0.08

		1,223,361	0.08

BANKS
Signature Bank[b]	308,697	8,952,213	0.61
Other securities[a]		49,803,745	3.39

		58,755,958	4.00

BEVERAGES
Green Mountain Coffee Roasters Inc.[b,c]	264,234	19,511,039	1.33
Other securities[a]		4,136,626	0.28

		23,647,665	1.61

BIOTECHNOLOGY
Other securities[a]		19,261,005	1.31

		19,261,005	1.31

BUILDING MATERIALS
Eagle Materials Inc.	331,284	9,468,097	0.64
Simpson Manufacturing Co. Inc.[c]	290,685	7,342,703	0.50
Other securities[a]		4,913,713	0.34

		21,724,513	1.48

Security	Shares	Value	% of Net Assets
CHEMICALS
Other securities[a]		$11,978,199	0.82%

		11,978,199	0.82

COMMERCIAL SERVICES
Capella Education Co.[b]	110,585	7,446,794	0.51
Chemed Corp.	171,086	7,508,965	0.51
Coinstar Inc.[b]	231,958	7,649,975	0.52
GEO Group Inc. (The)[b]	390,119	7,868,700	0.54
Wright Express Corp.[b]	289,895	8,554,801	0.58
Other securities[a]		50,571,643	3.44

		89,600,878	6.10

COMPUTERS
CACI International Inc. Class Ab	228,105	10,782,523	0.73
Other securities[a]		29,597,287	2.02

		40,379,810	2.75

COSMETICS & PERSONAL CARE
Chattem Inc.[b,c]	144,479	9,594,850	0.65

		9,594,850	0.65

DISTRIBUTION & WHOLESALE
Pool Corp.	370,114	8,223,933	0.56
Other securities[a]		9,633,215	0.66

		17,857,148	1.22

DIVERSIFIED FINANCIAL SERVICES
Greenhill & Co. Inc.[c]	155,506	13,930,227	0.95
Stifel Financial Corp.[b]	227,796	12,506,000	0.85
Other securities[a]		23,284,970	1.58

		49,721,197	3.38

ELECTRIC
Other securities[a]		2,475,532	0.17

		2,475,532	0.17

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		7,358,289	0.50

		7,358,289	0.50

ELECTRONICS
Cymer Inc.[b]	225,966	8,781,039	0.60
Dionex Corp.[b]	134,493	8,738,010	0.59
Plexus Corp.[b]	300,249	7,908,559	0.54
Other securities[a]		48,112,884	3.27

		73,540,492	5.00

34	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

September 30, 2009

Security	Shares	Value	% of Net Assets
ENERGY – ALTERNATE SOURCES
Other securities[a]		$1,478,270	0.10%

		1,478,270	0.10

ENGINEERING & CONSTRUCTION
Other securities[a]		5,288,050	0.36

		5,288,050	0.36

ENTERTAINMENT
Other securities[a]		6,304,312	0.43

		6,304,312	0.43

ENVIRONMENTAL CONTROL
Other securities[a]		10,783,681	0.73

		10,783,681	0.73

FOOD
Other securities[a]		24,459,607	1.66

		24,459,607	1.66

FOREST PRODUCTS & PAPER
Other securities[a]		5,787,567	0.39

		5,787,567	0.39

GAS
Other securities[a]		9,102,375	0.62

		9,102,375	0.62

HAND & MACHINE TOOLS
Other securities[a]		7,098,077	0.48

		7,098,077	0.48

HEALTH CARE – PRODUCTS
Meridian Bioscience Inc.	308,175	7,707,457	0.52
Other securities[a]		59,406,522	4.05

		67,113,979	4.57

HEALTH CARE – SERVICES
Amedisys Inc.[b,c]	211,041	9,207,719	0.63
Magellan Health Services Inc.[b]	267,920	8,321,595	0.57
MEDNAX Inc.[b]	352,561	19,362,650	1.32
Other securities[a]		29,895,139	2.02

		66,787,103	4.54

HOME BUILDERS
Other securities[a]		6,696,075	0.46

		6,696,075	0.46

Security	Shares	Value	% of Net Assets
HOME FURNISHINGS
Other securities[a]		$2,499,137	0.17%

		2,499,137	0.17

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		2,972,817	0.20

		2,972,817	0.20

HOUSEWARES
Toro Co. (The)	260,037	10,341,672	0.70

		10,341,672	0.70

INSURANCE
ProAssurance Corp.[b]	144,240	7,527,886	0.51
Other securities[a]		33,158,977	2.26

		40,686,863	2.77

INTERNET
CyberSource Corp.[b]	527,361	8,791,108	0.60
j2 Global Communications Inc.[b]	342,718	7,885,941	0.54
Other securities[a]		38,204,123	2.59

		54,881,172	3.73

IRON & STEEL
Other securities[a]		1,257,138	0.09

		1,257,138	0.09

LEISURE TIME
Other securities[a]		8,180,500	0.56

		8,180,500	0.56

LODGING
Other securities[a]		918,979	0.06

		918,979	0.06

MACHINERY
Gardner Denver Inc.[b]	395,237	13,785,867	0.94
Other securities[a]		13,376,235	0.91

		27,162,102	1.85

MANUFACTURING
Actuant Corp. Class A	514,813	8,267,897	0.56
Other securities[a]		21,780,508	1.49

		30,048,405	2.05

METAL FABRICATE & HARDWARE
Other securities[a]		14,155,759	0.96

		14,155,759	0.96

SCHEDULES OF INVESTMENTS	35

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

September 30, 2009

Security	Shares	Value	% of Net Assets
MINING
Other securities[a]		$9,304,691	0.63%

		9,304,691	0.63

OIL & GAS
Atwood Oceanics Inc.[b]	244,860	8,636,212	0.59
Penn Virginia Corp.	345,147	7,907,318	0.54
St. Mary Land & Exploration Co.	475,072	15,420,837	1.05
Other securities[a]		22,547,736	1.53

		54,512,103	3.71

OIL & GAS SERVICES
CARBO Ceramics Inc.	145,470	7,498,979	0.51
Dril-Quip Inc.[b]	225,413	11,189,501	0.76
Oil States International Inc.[b]	377,386	13,257,570	0.90
SEACOR Holdings Inc.[b,c]	153,556	12,534,776	0.85
Other securities[a]		28,775,046	1.97

		73,255,872	4.99

PHARMACEUTICALS
Catalyst Health Solutions Inc.[b]	290,608	8,471,223	0.58
Cubist Pharmaceuticals Inc.[b]	438,866	8,865,093	0.60
Salix Pharmaceuticals Ltd.[b]	371,251	7,892,796	0.54
Other securities[a]		16,124,794	1.09

		41,353,906	2.81

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		7,840,948	0.53

		7,840,948	0.53

RETAIL
Tractor Supply Co.[b]	273,867	13,260,640	0.90
World Fuel Services Corp.	153,246	7,366,535	0.50
Other securities[a]		88,839,283	6.05

		109,466,458	7.45

SEMICONDUCTORS
Varian Semiconductor Equipment Associates Inc.[b]	557,383	18,304,458	1.25
Other securities[a]		55,176,571	3.75

		73,481,029	5.00

Security	Shares	Value	% of Net Assets
SOFTWARE
Blackbaud Inc.	333,060	$7,726,992	0.53%
Concur Technologies Inc.[b,c]	321,718	12,791,508	0.87
Quality Systems Inc.[c]	143,346	8,825,813	0.60
Other securities[a]		42,867,537	2.91

		72,211,850	4.91

STORAGE & WAREHOUSING
Other securities[a]		2,573,429	0.18

		2,573,429	0.18

TELECOMMUNICATIONS
ARRIS Group Inc.[b]	608,083	7,911,160	0.54
Other securities[a]		35,908,580	2.44

		43,819,740	2.98

TEXTILES
Other securities[a]		2,077,104	0.14

		2,077,104	0.14

TOYS, GAMES & HOBBIES
Other securities[a]		2,782,468	0.19

		2,782,468	0.19

TRANSPORTATION
Knight Transportation Inc.	441,956	7,416,022	0.50
Other securities[a]		23,722,484	1.62

		31,138,506	2.12

TOTAL COMMON STOCKS
(Cost: $1,521,502,839)		1,468,602,807	99.93

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.22%[d,e,f]	86,112,415	86,112,415	5.86
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.18%[d,e,f]	13,142,428	13,142,428	0.90

		99,254,843	6.76

36	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

September 30, 2009

Security	Value	% of Net Assets
TOTAL SHORT-TERM INVESTMENTS
(Cost: $99,254,843)	$99,254,843	6.76%

TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,620,757,682)	1,567,857,650	106.69

Other Assets, Less Liabilities	(98,251,346)	(6.69)

NET ASSETS	$1,469,606,304	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2009.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	37

Summary Schedule of Investments (Unaudited)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

September 30, 2009

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Other securities[a]		$23,202,114	1.51%

		23,202,114	1.51

AGRICULTURE
Other securities[a]		8,289,421	0.54

		8,289,421	0.54

APPAREL
Other securities[a]		22,056,848	1.43

		22,056,848	1.43

AUTO PARTS & EQUIPMENT
Other securities[a]		7,720,995	0.50

		7,720,995	0.50

BANKS
Old National Bancorp	670,864	7,513,677	0.49
UMB Financial Corp.	238,800	9,657,072	0.63
Umpqua Holdings Corp.	661,992	7,017,115	0.45
Other securities[a]		100,126,901	6.49

		124,314,765	8.06

BEVERAGES
Other securities[a]		1,543,221	0.10

		1,543,221	0.10

BIOTECHNOLOGY
Other securities[a]		14,674,987	0.95

		14,674,987	0.95

BUILDING MATERIALS
Texas Industries Inc.[b]	220,247	9,248,172	0.60
Other securities[a]		17,686,853	1.15

		26,935,025	1.75

CHEMICALS
H.B. Fuller Co.	386,166	8,070,869	0.52
OM Group Inc.[c]	244,087	7,417,804	0.48
Other securities[a]		25,288,462	1.64

		40,777,135	2.64

COMMERCIAL SERVICES
ABM Industries Inc.	368,831	7,760,204	0.50
Hillenbrand Inc.	491,247	10,006,701	0.65
Other securities[a]		60,898,374	3.95

		78,665,279	5.10

Security	Shares	Value	% of Net Assets
COMPUTERS
Other securities[a]		$13,662,547	0.89%

		13,662,547	0.89

DISTRIBUTION & WHOLESALE
Watsco Inc.	252,699	13,623,003	0.88
Other securities[a]		13,519,909	0.88

		27,142,912	1.76

DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		20,546,545	1.33

		20,546,545	1.33

ELECTRIC
ALLETE Inc.	230,300	7,731,171	0.50
Avista Corp.	434,551	8,786,621	0.57
UniSource Energy Corp.	284,121	8,736,721	0.57
Other securities[a]		17,348,674	1.12

		42,603,187	2.76

ELECTRICAL COMPONENTS & EQUIPMENT
Belden Inc.	370,313	8,554,230	0.55
Other securities[a]		10,110,297	0.66

		18,664,527	1.21

ELECTRONICS
Watts Water Technologies Inc. Class A	232,748	7,040,627	0.46
Other securities[a]		37,909,823	2.46

		44,950,450	2.92

ENGINEERING & CONSTRUCTION
EMCOR Group Inc.[c]	523,450	13,253,754	0.86
Other securities[a]		3,659,530	0.24

		16,913,284	1.10

ENTERTAINMENT
Other securities[a]		2,287,940	0.15

		2,287,940	0.15

ENVIRONMENTAL CONTROL
Tetra Tech Inc.[c]	322,425	8,553,935	0.56
Other securities[a]		4,192,159	0.27

		12,746,094	0.83

FOOD
Other securities[a]		28,669,216	1.86

		28,669,216	1.86

38	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

September 30, 2009

Security	Shares	Value	% of Net Assets
FOREST PRODUCTS & PAPER
Rock-Tenn Co. Class A	306,591	$14,443,502	0.94%
Other securities[a]		16,740,141	1.08

		31,183,643	2.02

GAS
Atmos Energy Corp.	733,116	20,659,209	1.34
New Jersey Resources Corp.	333,808	12,120,569	0.79
Northwest Natural Gas Co.	210,658	8,776,012	0.57
Piedmont Natural Gas Co.	313,689	7,509,715	0.49
South Jersey Industries Inc.	236,743	8,357,028	0.54
Southwest Gas Corp.	356,129	9,109,780	0.59
Other securities[a]		2,551,542	0.16

		69,083,855	4.48

HAND & MACHINE TOOLS
Baldor Electric Co.	333,045	9,105,450	0.59
Other securities[a]		5,594,355	0.36

		14,699,805	0.95

HEALTH CARE – PRODUCTS
Other securities[a]		47,385,229	3.07

		47,385,229	3.07
HEALTH CARE – SERVICES
AMERIGROUP Corp.[c]	417,070	9,246,442	0.60
Other securities[a]		22,471,972	1.46

		31,718,414	2.06
HOME BUILDERS
Other securities[a]		7,453,036	0.48

		7,453,036	0.48
HOME FURNISHINGS
Other securities[a]		11,368,325	0.74

		11,368,325	0.74

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		12,743,146	0.83

		12,743,146	0.83
HOUSEWARES
Other securities[a]		3,297,069	0.21

		3,297,069	0.21

Security	Shares	Value	% of Net Assets
INSURANCE
Delphi Financial Group Inc. Class A	372,750	$8,435,333	0.55%
Other securities[a]		36,418,828	2.36

		44,854,161	2.91
INTERNET
Other securities[a]		9,912,617	0.64

		9,912,617	0.64
IRON & STEEL
Other securities[a]		3,918,616	0.25

		3,918,616	0.25
LEISURE TIME
Brunswick Corp.	701,282	8,401,358	0.55
Other securities[a]		8,003,039	0.51

		16,404,397	1.06
LODGING
Other securities[a]		2,125,429	0.14

		2,125,429	0.14
MACHINERY
Briggs & Stratton Corp.	397,291	7,711,418	0.50
Other securities[a]		26,672,871	1.73

		34,384,289	2.23
MANUFACTURING
A.O. Smith Corp.	179,705	6,846,761	0.44
Other securities[a]		39,269,962	2.55

		46,116,723	2.99
MEDIA
Other securities[a]		1,717,373	0.11

		1,717,373	0.11

METAL FABRICATE & HARDWARE
Other securities[a]		6,524,517	0.42

		6,524,517	0.42
MINING
Other securities[a]		7,872,960	0.51

		7,872,960	0.51

MISCELLANEOUS – MANUFACTURING
Other securities[a]		3,980,338	0.26

		3,980,338	0.26

SCHEDULES OF INVESTMENTS	39

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

September 30, 2009

Security	Shares	Value	% of Net Assets
OFFICE FURNISHINGS
Other securities[a]		$3,707,801	0.24%

		3,707,801	0.24
OIL & GAS
Atwood Oceanics Inc.[c]	193,009	6,807,427	0.44
Other securities[a]		8,639,315	0.56

		15,446,742	1.00
OIL & GAS SERVICES
Other securities[a]		4,391,169	0.29

		4,391,169	0.29
PHARMACEUTICALS
Other securities[a]		7,629,092	0.50

		7,629,092	0.50
REAL ESTATE
Other securities[a]		4,894,049	0.32

		4,894,049	0.32

REAL ESTATE INVESTMENT TRUSTS
BioMed Realty Trust Inc.	779,470	10,756,686	0.70
DiamondRock Hospitality Co.[c]	857,924	6,949,184	0.45
EastGroup Properties Inc.	206,308	7,885,092	0.51
Entertainment Properties Trust	277,617	9,477,844	0.61
Extra Space Storage Inc.	686,802	7,245,761	0.47
Franklin Street Properties Corp.	530,039	6,943,511	0.45
Healthcare Realty Trust Inc.	471,606	9,965,035	0.65
Home Properties Inc.[b]	262,482	11,310,349	0.73
Kilroy Realty Corp.	342,836	9,510,271	0.62
Mid-America Apartment Communities Inc.	224,206	10,118,417	0.66
National Retail Properties Inc.	641,302	13,768,754	0.89
Post Properties Inc.	380,537	6,849,666	0.44
PS Business Parks Inc.	143,059	7,341,788	0.48
Senior Housing Properties Trust	1,008,751	19,277,232	1.25

Security	Shares	Value	% of Net Assets
Tanger Factory Outlet Centers Inc.	319,887	$11,944,581	0.77%
Other securities[a]		47,632,738	3.09

		196,976,909	12.77
RETAIL
Men’s Wearhouse Inc. (The)	414,517	10,238,570	0.66
OfficeMax Inc.[b,c]	606,161	7,625,505	0.49
Other securities[a]		115,994,701	7.53

		133,858,776	8.68
SAVINGS & LOANS
Other securities[a]		6,871,249	0.45

		6,871,249	0.45
SEMICONDUCTORS
Cypress Semiconductor Corp.[c]	1,230,765	12,713,802	0.82
Skyworks Solutions Inc.[c]	815,961	10,803,324	0.70
TriQuint Semiconductor Inc.[c]	1,196,546	9,237,335	0.60
Other securities[a]		30,517,491	1.98

		63,271,952	4.10
SOFTWARE
Other securities[a]		45,704,799	2.96

		45,704,799	2.96
STORAGE & WAREHOUSING
Other securities[a]		2,203,592	0.14

		2,203,592	0.14
TELECOMMUNICATIONS
Other securities[a]		44,776,329	2.90

		44,776,329	2.90
TEXTILES
Other securities[a]		6,136,659	0.40

		6,136,659	0.40
TOYS, GAMES & HOBBIES
Other securities[a]		2,623,918	0.17

		2,623,918	0.17
TRANSPORTATION
Other securities[a]		13,118,369	0.85

		13,118,369	0.85

40	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

September 30, 2009

Security	Shares	Value	% of Net Assets
WATER
Other securities[a]		$5,317,230	0.35%

		5,317,230	0.35

TOTAL COMMON STOCKS
(Cost: $1,703,072,664)		1,540,039,069	99.87

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.22%[d,e,f]	64,170,244	64,170,244	4.16
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.18%[d,e,f]	9,793,626	9,793,626	0.64
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.04%[d,e]	847,329	847,329	0.05

		74,811,199	4.85

TOTAL SHORT-TERM INVESTMENTS
(Cost: $74,811,199)		74,811,199	4.85

TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,777,883,863)		1,614,850,268	104.72

Other Assets, Less Liabilities		(72,774,608)	(4.72)

NET ASSETS		$1,542,075,660	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2009.

[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Non-income earning security.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	41

Summary Schedule of Investments (Unaudited)

iSHARES® S&P 1500 INDEX FUND

September 30, 2009

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$486,902	0.17%

		486,902	0.17
AEROSPACE & DEFENSE
Boeing Co. (The)	19,922	1,078,776	0.37
United Technologies Corp.	25,760	1,569,557	0.54
Other securities[a]		3,363,033	1.16

		6,011,366	2.07
AGRICULTURE
Monsanto Co.	14,977	1,159,220	0.40
Philip Morris International Inc.	52,962	2,581,368	0.89
Other securities[a]		2,124,566	0.73

		5,865,154	2.02
AIRLINES
Other securities[a]		298,572	0.10

		298,572	0.10
APPAREL
Other securities[a]		1,791,145	0.62

		1,791,145	0.62
AUTO MANUFACTURERS
Other securities[a]		1,090,122	0.38

		1,090,122	0.38
AUTO PARTS & EQUIPMENT
Other securities[a]		653,728	0.22

		653,728	0.22
BANKS
Bank of America Corp.	236,854	4,007,570	1.38
U.S. Bancorp	52,351	1,144,393	0.39
Wells Fargo & Co.	127,895	3,604,081	1.24
Other securities[a]		6,264,720	2.16

		15,020,764	5.17
BEVERAGES
Coca-Cola Co. (The)	63,446	3,407,050	1.17
PepsiCo Inc.	42,651	2,501,908	0.86
Other securities[a]		1,178,753	0.41

		7,087,711	2.44

Security	Shares	Value	% of Net Assets
BIOTECHNOLOGY
Amgen Inc.[b]	27,803	$1,674,575	0.58%
Other securities[a]		2,294,357	0.79

		3,968,932	1.37
BUILDING MATERIALS
Other securities[a]		462,354	0.16

		462,354	0.16
CHEMICALS
Other securities[a]		5,078,550	1.75

		5,078,550	1.75
COAL
Other securities[a]		684,882	0.24

		684,882	0.24
COMMERCIAL SERVICES
Other securities[a]		4,637,663	1.60

		4,637,663	1.60
COMPUTERS
Apple Inc.[b]	24,525	4,546,199	1.57
Hewlett-Packard Co.	64,914	3,064,590	1.06
International Business Machines Corp.	35,888	4,292,564	1.48
Other securities[a]		4,128,218	1.41

		16,031,571	5.52

COSMETICS & PERSONAL CARE
Procter & Gamble Co. (The)	79,910	4,628,387	1.59
Other securities[a]		1,657,695	0.57

		6,286,082	2.16
DISTRIBUTION & WHOLESALE
Other securities[a]		863,055	0.30

		863,055	0.30
DIVERSIFIED FINANCIAL SERVICES
American Express Co.	32,623	1,105,920	0.38
Citigroup Inc.	357,074	1,728,238	0.60
Goldman Sachs Group Inc. (The)	13,997	2,580,347	0.89
JPMorgan Chase & Co.	107,661	4,717,705	1.63
Morgan Stanley	37,215	1,149,199	0.40
Other securities[a]		4,343,905	1.48

		15,625,314	5.38

42	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

September 30, 2009

Security	Shares	Value	% of Net Assets
ELECTRIC
Other securities[a]		$9,679,247	3.33%

		9,679,247	3.33

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		1,285,110	0.44

		1,285,110	0.44

ELECTRONICS
Other securities[a]		2,424,908	0.84

		2,424,908	0.84

ENERGY – ALTERNATE SOURCES
Other securities[a]		4,311	0.00

		4,311	0.00

ENGINEERING & CONSTRUCTION
Other securities[a]		883,785	0.30

		883,785	0.30

ENTERTAINMENT
Other securities[a]		324,359	0.11

		324,359	0.11

ENVIRONMENTAL CONTROL
Other securities[a]		957,869	0.33

		957,869	0.33

FOOD
Other securities[a]		5,392,618	1.86

		5,392,618	1.86

FOREST PRODUCTS & PAPER
Other securities[a]		1,033,531	0.36

		1,033,531	0.36

GAS
Other securities[a]		1,157,898	0.40

		1,157,898	0.40

HAND & MACHINE TOOLS
Other securities[a]		409,184	0.14

		409,184	0.14

HEALTH CARE – PRODUCTS
Johnson & Johnson	75,446	4,593,907	1.58
Medtronic Inc.	30,306	1,115,261	0.38
Other securities[a]		5,296,300	1.83

		11,005,468	3.79

Security	Shares	Value	% of Net Assets
HEALTH CARE – SERVICES
Other securities[a]		$3,536,719	1.22%

		3,536,719	1.22

HOLDING COMPANIES – DIVERSIFIED
Other securities[a]		128,000	0.04

		128,000	0.04

HOME BUILDERS
Other securities[a]		579,561	0.20

		579,561	0.20

HOME FURNISHINGS
Other securities[a]		253,275	0.09

		253,275	0.09

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		1,543,791	0.53

		1,543,791	0.53

HOUSEWARES
Other securities[a]		171,743	0.06

		171,743	0.06

INSURANCE
Other securities[a]		8,404,515	2.89

		8,404,515	2.89

INTERNET
Google Inc. Class Ab	6,587	3,266,164	1.13
Other securities[a]		3,818,471	1.31

		7,084,635	2.44

INVESTMENT COMPANIES
Other securities[a]		43,424	0.01

		43,424	0.01

IRON & STEEL
Other securities[a]		1,062,590	0.37

		1,062,590	0.37

LEISURE TIME
Other securities[a]		737,260	0.25

		737,260	0.25

LODGING
Other securities[a]		602,738	0.21

		602,738	0.21

MACHINERY
Other securities[a]		2,734,271	0.94

		2,734,271	0.94

SCHEDULES OF INVESTMENTS	43

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

September 30, 2009

Security	Shares	Value	% of Net Assets
MANUFACTURING
General Electric Co.	290,928	$4,777,038	1.65%
3M Co.	19,100	1,409,580	0.49
Other securities[a]		4,056,468	1.39

		10,243,086	3.53

MEDIA
Comcast Corp. Class A	78,575	1,327,132	0.46
Walt Disney Co. (The)	50,831	1,395,819	0.48
Other securities[a]		3,692,583	1.27

		6,415,534	2.21

METAL FABRICATE & HARDWARE
Other securities[a]		638,921	0.22

		638,921	0.22

MINING
Other securities[a]		1,978,931	0.68

		1,978,931	0.68

MISCELLANEOUS – MANUFACTURING
Other securities[a]		13,737	0.00

		13,737	0.00

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		326,092	0.11

		326,092	0.11

OFFICE FURNISHINGS
Other securities[a]		70,544	0.02

		70,544	0.02

OIL & GAS
Chevron Corp.	54,905	3,866,959	1.33
ConocoPhillips	40,600	1,833,496	0.63
Exxon Mobil Corp.	131,564	9,026,606	3.11
Occidental Petroleum Corp.	22,195	1,740,088	0.60
Other securities[a]		9,319,574	3.21

		25,786,723	8.88

OIL & GAS SERVICES
Schlumberger Ltd.	32,795	1,954,582	0.67
Other securities[a]		2,804,589	0.97

		4,759,171	1.64

PACKAGING & CONTAINERS
Other securities[a]		743,464	0.26

		743,464	0.26

Security	Shares	Value	% of Net Assets
PHARMACEUTICALS
Abbott Laboratories	42,325	$2,093,818	0.72%
Bristol-Myers Squibb Co.	54,347	1,223,894	0.42
Gilead Sciences Inc.[b]	24,805	1,155,417	0.40
Merck & Co. Inc.	57,739	1,826,285	0.63
Pfizer Inc.	184,774	3,058,010	1.05
Schering-Plough Corp.	44,738	1,263,849	0.44
Wyeth	36,551	1,775,648	0.61
Other securities[a]		4,807,442	1.66

		17,204,363	5.93

PIPELINES
Other securities[a]		1,206,978	0.42

		1,206,978	0.42

REAL ESTATE
Other securities[a]		150,624	0.05

		150,624	0.05

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		4,929,156	1.70

		4,929,156	1.70

RETAIL
CVS Caremark Corp.	39,516	1,412,302	0.49
Home Depot Inc. (The)	46,642	1,242,543	0.43
McDonald’s Corp.	29,881	1,705,309	0.59
Wal-Mart Stores Inc.	59,131	2,902,741	1.00
Other securities[a]		11,065,823	3.80

		18,328,718	6.31

SAVINGS & LOANS
Other securities[a]		605,691	0.21

		605,691	0.21

SEMICONDUCTORS
Intel Corp.	153,259	2,999,279	1.03
Other securities[a]		4,712,978	1.63

		7,712,257	2.66

SOFTWARE
Microsoft Corp.	212,231	5,494,661	1.89
Oracle Corp.	106,929	2,228,400	0.77
Other securities[a]		4,772,518	1.64

		12,495,579	4.30

44	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

September 30, 2009

Security	Shares	Value	% of Net Assets
STORAGE & WAREHOUSING
Other securities[a]		$15,572	0.01%

		15,572	0.01

TELECOMMUNICATIONS
AT&T Inc.	161,524	4,362,763	1.50
Cisco Systems Inc.[b]	157,908	3,717,154	1.28
QUALCOMM Inc.	45,512	2,047,130	0.71
Verizon Communications Inc.	77,771	2,354,128	0.81
Other securities[a]		4,082,972	1.41

		16,564,147	5.71

TEXTILES
Other securities[a]		207,721	0.07

		207,721	0.07

TOYS, GAMES & HOBBIES
Other securities[a]		364,244	0.13

		364,244	0.13

TRANSPORTATION
United Parcel Service Inc. Class B	27,215	1,536,831	0.53
Other securities[a]		3,977,462	1.37

		5,514,293	1.90

TRUCKING & LEASING
Other securities[a]		35,860	0.01

		35,860	0.01

WATER
Other securities[a]		82,405	0.03

		82,405	0.03

TOTAL COMMON STOCKS
(Cost: $340,028,189)		289,778,488	99.81

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.22%[c,d,e]	2,171,536	$2,171,536	0.75%
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.18%[c,d,e]	331,419	331,419	0.12
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.04%[c,d]	242,038	242,038	0.08

		2,744,993	0.95

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,744,993)		2,744,993	0.95

TOTAL INVESTMENTS IN SECURITIES
(Cost: $342,773,182)		292,523,481	100.76

Other Assets, Less Liabilities		(2,193,063)	(0.76)

NET ASSETS		$290,330,418	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2009.

[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited)

iSHARES® S&P U.S. PREFERRED STOCK INDEX FUND

September 30, 2009

Security	Shares	Value
PREFERRED STOCKS – 98.98%

AGRICULTURE – 1.03%
Archer-Daniels-Midland Co., 6.25%	711,686	$28,396,271

		28,396,271

AUTO MANUFACTURERS – 3.81%
Ford Motor Co. Capital Trust II, 6.50%[a]	3,499,014	105,390,302

		105,390,302

BANKS – 46.31%
BAC Capital Trust II, 7.00%[a]	2,596,450	55,096,669
BAC Capital Trust X, 6.25%[a]	2,220,162	41,938,860
Bank of America Corp. Series H, 8.20%	1,568,824	36,679,105
Bank of America Corp., 3.00%	1,429,892	18,946,069
Bank of America Corp., 4.00%	2,041,288	33,068,866
Bank of America Corp., 5.91%[a]	1,491,910	23,572,178
Bank of America Corp., 8.63%	348,153	8,240,781
Bank One Capital VI, 7.20%[a]	629,270	15,580,725
Barclays Bank PLC Series 5, 8.13%[b]	2,459,256	60,005,846
Barclays Bank PLC, 6.63%[a,b]	2,213,344	44,930,883
Barclays Bank PLC, 7.10%[b]	2,848,851	63,529,377
Barclays Bank PLC, 7.75%[a,b]	2,136,422	51,039,122
BNY Capital V Series F, 5.95%[a]	126,939	3,110,005
Fifth Third Capital Trust V, 7.25%	1,065,872	21,956,963
Fifth Third Capital Trust VI, 7.25%[a]	2,286,960	46,882,680
Fifth Third Capital Trust VII, 8.88%	40,930	982,320
Fleet Capital Trust VIII, 7.20%	1,149,058	24,210,652
HSBC USA Inc. Series F, 4.63%[a]	1,156,702	21,491,523
HSBC USA Inc. Series G, 4.00%	528,219	10,168,216
KeyCorp Capital VIII, 7.00%	61,212	1,254,846
KeyCorp Capital IX, 6.75%[a]	1,345,977	27,929,023
KeyCorp Capital X, 8.00%[a]	763,018	17,106,864
M&T Capital Trust IV, 8.50%	964,023	25,334,524
National City Capital Trust II, 6.63%[a]	5,241,673	112,905,636

Security	Shares	Value
PNC Capital Trust E, 7.75%[a]	732,775	$18,312,047
Regions Financing Trust III, 8.88%	152,026	3,644,063
Royal Bank of Scotland Group PLC Series L, 5.75%	958,020	10,097,531
Royal Bank of Scotland Group PLC Series M SP ADR, 6.40%	995,832	10,456,236
Royal Bank of Scotland Group PLC, Series T, 7.25%	1,604,977	18,762,181
Santander Finance Preferred SA Series 6, 4.00%	142,859	2,351,459
Santander Finance Preferred SA Unipersonal, 6.50%	589,493	13,805,926
Santander Finance Preferred SA Unipersonal, 6.80%	228,560	5,430,586
SunTrust Capital IX, 7.88%	155,466	3,650,342
UBS Preferred Funding Trust IV Series D, 5.79%[a]	1,367,943	18,946,011
US Bancorp Series D, 7.88%	695,876	18,893,033
USB Capital XI, 6.60%[a]	4,767,767	118,002,233
USB Capital XII, 6.30%	647,038	15,030,693
Wachovia Capital Trust IV, 6.38%[a]	1,422,219	30,990,152
Wachovia Corp., 7.25%	1,646,292	33,485,579
Wells Fargo & Co. Series J, 8.00%	734,757	18,302,797
Wells Fargo Capital IV, 7.00%[a]	6,201,815	156,967,938
Zions Capital Trust B, 8.00%[a]	796,657	16,713,864

		1,279,804,404

CHEMICALS – 0.43%
Celanese Corp., 4.25%	359,458	11,750,682

		11,750,682

DIVERSIFIED FINANCIAL SERVICES – 33.22%
ABN AMRO Capital Funding Trust V, 5.90%	4,084,852	38,520,154
ABN AMRO Capital Funding Trust VII, 6.08%	5,205,281	51,063,807
Capital One Capital II, 7.50%[a]	671,493	15,759,941
Citigroup Capital VIII, 6.95%[a]	4,327,537	85,988,160
Citigroup Capital IX, 6.00%[a]	3,381,538	61,543,992
Citigroup Capital XVI, 6.45%[a]	2,087,892	40,672,136

46	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P U.S. PREFERRED STOCK INDEX FUND

September 30, 2009

Security	Shares	Value
Countrywide Capital V, 7.00%	640,404	$13,173,110
Deutsche Bank Capital Funding Trust VIII, 6.38%[a]	4,546,114	103,651,399
Deutsche Bank Capital Funding Trust IX, 6.63%	180,616	3,834,478
Deutsche Bank Contingent Capital Trust V, 8.05%	614,864	15,150,249
General Electric Capital Corp., 6.50%	98,863	2,475,530
Goldman Sachs Group Inc. (The) Series A, 3.75%	392,016	7,938,324
Goldman Sachs Group Inc. (The) Series B, 6.20%	1,465,927	36,882,723
Goldman Sachs Group Inc. (The) Series D, 4.00%[a]	2,694,083	50,648,760
HSBC Finance Corp., 6.36%[a]	1,532,335	31,749,981
JPMorgan Chase & Co. Series J, 8.63%[a]	799,403	22,023,553
JPMorgan Chase Capital X, 7.00%[a]	1,983,315	50,296,868
JPMorgan Chase Capital XI, 5.88%[a]	2,640,929	57,519,434
JPMorgan Chase Capital XXVI, 8.00%	1,391,838	37,454,361
Merrill Lynch Capital Trust I, 6.45%	1,064,994	19,840,838
Morgan Stanley Capital Trust III, 6.25%[a]	2,930,899	63,805,671
Morgan Stanley Capital Trust IV, 6.25%[a]	765,229	16,268,769
Morgan Stanley Capital Trust VI, 6.60%[a]	1,989,822	45,467,433
Morgan Stanley Series A, 4.00%	522,219	10,000,494
National City Capital Trust IV, 8.00%	20,596	495,334
Omnicare Capital Trust II Series B, 4.00%	288,323	10,004,808
Repsol International Capital Ltd. Series A, 7.45%[a]	1,034,779	25,807,388

		918,037,695

Security	Shares	Value
ELECTRIC – 0.58%
American Electric Power Co. Inc., 8.75%	70,281	$1,946,784
FPL Group Capital Trust I, 5.88%	552,074	13,939,868

		15,886,652

INSURANCE – 6.44%
Lincoln National Corp., 6.75%	39,674	872,828
MetLife Inc., 5.99%[a]	1,336,930	26,604,907
MetLife Inc., 6.50%	5,503,272	130,592,645
Prudential PLC, 6.50%	27,514	646,304
Prudential PLC, 6.75%	15,298	362,257
RenaissanceRe Holdings Ltd. Series D, 6.60%[a]	829,217	18,864,687

		177,943,628

REAL ESTATE INVESTMENT TRUSTS – 7.16%
Capstead Mortgage Corp., 11.07%[a]	1,135,173	16,335,139
Developers Diversified Realty Corp. Series G, 8.00%[c]	241,480	4,588,120
Developers Diversified Realty Corp. Series H, 7.38%	145,160	2,547,558
Developers Diversified Realty Corp. Series I, 7.50%	10,189	179,326
Duke Realty Corp. Series O, 8.38%[a]	835,736	20,283,313
Hospitality Properties Trust, 7.00%[a]	944,605	18,372,567
HRPT Properties Trust Class D, 6.50%	320,704	5,894,540
Kimco Realty Corp. Series G, 7.75%	112,105	2,729,757
Public Storage Series I, 7.25%[a]	2,547,926	64,233,214
Public Storage Series K, 7.25%[a]	1,709,485	42,583,271
Public Storage Series M, 6.63%	645,310	14,693,709
Realty Income Corp. Series E, 6.75%	230,516	5,555,436

		197,995,950

TOTAL PREFERRED STOCKS
(Cost: $2,334,011,169)		2,735,205,584

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P U.S. PREFERRED STOCK INDEX FUND

September 30, 2009

Security	Shares	Value
SHORT-TERM INVESTMENTS – 8.73%

MONEY MARKET FUNDS – 8.73%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.22%[b,d,e]	145,436,291	$145,436,291
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.18% [b,d,e]	22,196,404	22,196,404
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.04%[b,d]	73,710,662	73,710,662

		241,343,357

TOTAL SHORT-TERM INVESTMENTS
(Cost: $241,343,357)		241,343,357

TOTAL INVESTMENTS IN SECURITIES – 107.71%
(Cost: $2,575,354,526)		2,976,548,941

Other Assets, Less Liabilities – (7.71)%		(213,074,085)

NET ASSETS – 100.00%		$2,763,474,856

SP ADR  – Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	Non-income earning security.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

48	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

September 30, 2009

Security	Shares	Value	% of Net Assets
COMMON STOCKS

BIOTECHNOLOGY
Acorda Therapeutics Inc.[a]	353,160	$8,221,565	0.51%
Alexion Pharmaceuticals Inc.[a]	862,506	38,416,017	2.36
AMAG Pharmaceuticals Inc.[a]	166,892	7,289,843	0.45
Amgen Inc.[a]	2,987,363	179,928,873	11.06
Biogen Idec Inc.[a]	1,041,635	52,623,400	3.23
Celgene Corp.[a]	1,877,067	104,928,045	6.45
Exelixis Inc.[a]	1,344,294	8,576,596	0.53
Genzyme Corp.[a]	882,929	50,088,562	3.08
Geron Corp.[a,b]	1,086,754	7,129,106	0.44
Human Genome Sciences Inc.[a]	832,623	15,669,965	0.96
Illumina Inc.[a,b]	1,059,883	45,045,027	2.77
Incyte Corp.[a,b]	1,066,210	7,196,917	0.44
InterMune Inc.[a,b]	667,409	10,631,825	0.65
Life Technologies Corp.[a]	716,276	33,342,648	2.05
Myriad Genetics Inc.[a]	848,034	23,236,132	1.43
Nektar Therapeutics[a]	1,089,881	10,615,441	0.65
QIAGEN NVa,b	1,125,363	23,947,725	1.47
Regeneron Pharmaceuticals Inc.[a]	1,080,227	20,848,381	1.28
Savient Pharmaceuticals Inc.[a,b]	547,214	8,317,653	0.51
Seattle Genetics Inc.[a]	836,169	11,731,451	0.72
Vertex Pharmaceuticals Inc.[a]	1,624,084	61,552,784	3.78
Other securities[c]		103,517,200	6.36

		832,855,156	51.18

COMMERCIAL SERVICES
Other securities[c]		3,049,645	0.19

		3,049,645	0.19

DISTRIBUTION & WHOLESALE
Other securities[c]		1,443,812	0.09

		1,443,812	0.09

HEALTH CARE – PRODUCTS
Gen-Probe Inc.[a]	323,423	13,402,649	0.82
Luminex Corp.[a]	399,110	6,784,870	0.42

Security	Shares	Value	% of Net Assets
TECHNE Corp.	228,160	$14,271,408	0.88%
Other securities[c]		626,344	0.04

		35,085,271	2.16

PHARMACEUTICALS
Alkermes Inc.[a]	776,729	7,138,140	0.44
Alnylam Pharmaceuticals Inc.[a,b]	403,231	9,145,279	0.56
Amylin Pharmaceuticals Inc.[a,b]	625,078	8,557,318	0.53
Auxilium Pharmaceuticals Inc.[a]	393,970	13,477,714	0.83
BioMarin Pharmaceutical Inc.[a,b]	1,144,774	20,697,514	1.27
Cephalon Inc.[a,b]	322,388	18,775,877	1.15
Cubist Pharmaceuticals Inc.[a]	636,169	12,850,614	0.79
Dendreon Corp.[a,b]	1,085,092	30,371,725	1.87
Endo Pharmaceuticals Holdings Inc.[a]	534,988	12,106,778	0.74
Gilead Sciences Inc.[a]	2,937,446	136,826,235	8.41
Isis Pharmaceuticals Inc.[a]	900,589	13,121,582	0.81
MannKind Corp.[a,b]	1,207,090	11,889,837	0.73
Medivation Inc.[a]	315,535	8,563,620	0.53
Mylan Inc.[a,b]	2,007,264	32,136,297	1.97
Onyx Pharmaceuticals Inc.[a]	796,297	23,865,021	1.47
OSI Pharmaceuticals Inc.[a]	489,871	17,292,446	1.06
Perrigo Co.	848,582	28,843,302	1.77
Pharmasset Inc.[a]	609,053	12,875,380	0.79
Salix Pharmaceuticals Ltd.[a]	510,838	10,860,416	0.67
Sepracor Inc.[a]	508,721	11,649,711	0.72
Shire PLC SP ADR	467,112	24,425,286	1.50
Teva Pharmaceutical Industries Ltd. SP ADR	2,340,852	118,353,477	7.27
Theravance Inc.[a,b]	540,433	7,911,939	0.49
United Therapeutics Corp.[a]	574,115	28,125,894	1.73
ViroPharma Inc.[a]	703,757	6,770,142	0.42

SCHEDULES OF INVESTMENTS	49

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

September 30, 2009

Security	Shares	Value	% of Net Assets
Warner Chilcott PLC Class Aa,b	1,458,681	$31,536,683	1.94%
Other securities[c]		95,752,887	5.87

		753,921,114	46.33

TOTAL COMMON STOCKS
(Cost: $2,045,843,750)		1,626,354,998	99.95

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.22%[d,e,f]	173,979,035	173,979,035	10.69
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.18%[d,e,f]	26,552,581	26,552,581	1.63
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.04%[d,e]	892,333	892,333	0.06

		201,423,949	12.38

TOTAL SHORT-TERM INVESTMENTS
(Cost: $201,423,949)		201,423,949	12.38

TOTAL INVESTMENTS IN SECURITIES
(Cost: $2,247,267,699)		1,827,778,947	112.33

Other Assets, Less Liabilities		(200,619,524)	(12.33)

NET ASSETS		$1,627,159,423	100.00%

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2009.

[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

50	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2009

	iShares S&P
	100 Index Fund	MidCap 400 Index Fund	MidCap 400 Growth Index Fund	MidCap 400 Value Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$2,963,480,590	$6,418,030,503	$1,990,249,462	$1,896,484,008
Affiliated issuers (Note 2)	1,549,313	487,486,913	182,097,215	80,238,706

Total cost of investments	$2,965,029,903	$6,905,517,416	$2,172,346,677	$1,976,722,714

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$2,159,997,942	$6,092,430,100	$1,939,739,319	$1,698,993,793
Affiliated issuers (Note 2)	1,549,313	487,486,913	182,097,215	80,238,706

Total fair value of investments	2,161,547,255	6,579,917,013	2,121,836,534	1,779,232,499
Receivables:
Dividends and interest	2,841,208	5,513,939	852,956	2,374,237
Capital shares sold	–	7,647	–	15,175

Total Assets	2,164,388,463	6,585,438,599	2,122,689,490	1,781,621,911

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	–	484,574,939	180,670,942	79,385,181
Capital shares redeemed	68,191	30,588	–	–
Investment advisory fees (Note 2)	366,906	949,667	389,172	342,366

Total Liabilities	435,097	485,555,194	181,060,114	79,727,547

NET ASSETS	$2,163,953,366	$6,099,883,405	$1,941,629,376	$1,701,894,364

Net assets consist of:
Paid-in capital	$3,332,990,373	$7,033,953,960	$2,472,914,124	$2,324,547,034
Undistributed (distributions in excess of) net investment income	877,873	(108,971)	283,223	(544,783)
Accumulated net realized loss	(366,432,232)	(608,361,181)	(481,057,828)	(424,617,672)
Net unrealized depreciation	(803,482,648)	(325,600,403)	(50,510,143)	(197,490,215)

NET ASSETS	$2,163,953,366	$6,099,883,405	$1,941,629,376	$1,701,894,364

Shares outstanding[b]	44,250,000	88,400,000	26,300,000	27,000,000

Net asset value per share	$48.90	$69.00	$73.83	$63.03

[a]	Securities on loan with values of $–, $472,924,424, $176,518,669 and $77,482,939, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2009

	iShares S&P
	SmallCap 600 Index Fund	SmallCap 600 Growth Index Fund	SmallCap 600 Value Index Fund	1500 Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$6,108,774,350	$1,521,502,839	$1,703,072,664	$340,028,189
Affiliated issuers (Note 2)	330,599,892	99,254,843	74,811,199	2,744,993

Total cost of investments	$6,439,374,242	$1,620,757,682	$1,777,883,863	$342,773,182

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$4,897,020,725	$1,468,602,807	$1,540,039,069	$289,778,488
Affiliated issuers (Note 2)	330,599,892	99,254,843	74,811,199	2,744,993

Total fair value of investments	5,227,620,617	1,567,857,650	1,614,850,268	292,523,481
Receivables:
Investment securities sold	12,280,557	3,698,120	4,075,076	21,928
Dividends and interest	4,718,671	741,108	2,152,885	347,299
Capital shares sold	198,561	–	89,422	–

Total Assets	5,244,818,406	1,572,296,878	1,621,167,651	292,892,708

LIABILITIES
Payables:
Investment securities purchased	8,359,679	1,024,807	4,817,368	12,806
Collateral for securities on loan (Note 5)	330,599,892	99,254,843	73,963,870	2,502,955
Capital shares redeemed	1,059,610	–	–	–
Due to custodian	2,268,305	2,114,249	–	–
Investment advisory fees (Note 2)	793,816	296,675	310,753	46,529

Total Liabilities	343,081,302	102,690,574	79,091,991	2,562,290

NET ASSETS	$4,901,737,104	$1,469,606,304	$1,542,075,660	$290,330,418

Net assets consist of:
Paid-in capital	$6,746,182,780	$1,871,229,047	$2,096,928,492	$350,540,772
Undistributed net investment income	380,099	171,882	157,848	77,259
Accumulated net realized loss	(633,072,150)	(348,894,593)	(391,977,085)	(10,037,912)
Net unrealized depreciation	(1,211,753,625)	(52,900,032)	(163,033,595)	(50,249,701)

NET ASSETS	$4,901,737,104	$1,469,606,304	$1,542,075,660	$290,330,418

Shares outstanding[b]	93,500,000	27,100,000	27,400,000	6,100,000

Net asset value per share	$52.42	$54.23	$56.28	$47.60

[a]	Securities on loan with values of $322,214,484, $96,541,896, $71,816,840 and $2,437,943, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

52	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2009

	iShares S&P	iShares Nasdaq
	U.S. Preferred Stock Index Fund	Biotechnology Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$2,154,882,589	$2,045,843,750
Affiliated issuers (Note 2)	420,471,937	201,423,949

Total cost of investments	$2,575,354,526	$2,247,267,699

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$2,515,700,356	$1,626,354,998
Affiliated issuers (Note 2)	460,848,585	201,423,949

Total fair value of investments	2,976,548,941	1,827,778,947
Receivables:
Investment securities sold	25,892,805	–
Dividends and interest	2,289,754	566,667
Capital shares sold	12,619,798	–

Total Assets	3,017,351,298	1,828,345,614

LIABILITIES
Payables:
Investment securities purchased	85,187,976	–
Collateral for securities on loan (Note 5)	167,632,695	200,531,616
Capital shares redeemed	–	22,841
Investment advisory fees (Note 2)	1,055,771	631,734

Total Liabilities	253,876,442	201,186,191

NET ASSETS	$2,763,474,856	$1,627,159,423

Net assets consist of:
Paid-in capital	$2,353,057,882	$2,266,218,566
Distributions in excess of net investment income (accumulated net investment loss)	(3,854,097)	(935,089)
Undistributed net realized gain (accumulated net realized loss)	13,076,656	(218,635,302)
Net unrealized appreciation (depreciation)	401,194,415	(419,488,752)

NET ASSETS	$2,763,474,856	$1,627,159,423

Shares outstanding[b]	76,500,000	20,000,000

Net asset value per share	$36.12	$81.36

[a]	Securities on loan with values of $163,495,016 and $194,950,445, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended September 30, 2009

	iShares S&P
	100 Index Fund	MidCap 400 Index Fund	MidCap 400 Growth Index Fund	MidCap 400 Value Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers	$28,030,243	$35,488,967	$5,799,363	$16,696,505
Interest from affiliated issuers (Note 2)	1,378	2,047	559	841
Securities lending income from affiliated issuers (Note 2)	1,296,517	1,605,123	737,993	278,497

Total investment income	29,328,138	37,096,137	6,537,915	16,975,843

EXPENSES
Investment advisory fees (Note 2)	2,260,271	4,727,521	2,060,708	1,799,977

Total expenses	2,260,271	4,727,521	2,060,708	1,799,977

Net investment income	27,067,867	32,368,616	4,477,207	15,175,866

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(39,621,839)	(106,987,625)	(24,857,522)	(66,450,551)
In-kind redemptions	(27,425,551)	20,783,265	19,292,997	8,919,043

Net realized loss	(67,047,390)	(86,204,360)	(5,564,525)	(57,531,508)

Net change in unrealized appreciation (depreciation)	635,976,323	1,647,613,511	542,323,631	551,903,567

Net realized and unrealized gain	568,928,933	1,561,409,151	536,759,106	494,372,059

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$595,996,800	$1,593,777,767	$541,236,313	$509,547,925

See notes to financial statements.

54	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2009

	iShares S&P
	SmallCap 600 Index Fund	SmallCap 600 Growth Index Fund	SmallCap 600 Value Index Fund	1500 Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$24,918,586	$3,486,579	$11,664,268	$3,021,088
Interest from affiliated issuers (Note 2)	1,744	486	557	149
Securities lending income from affiliated issuers (Note 2)	1,821,102	551,843	461,015	108,418

Total investment income	26,741,432	4,038,908	12,125,840	3,129,655

EXPENSES
Investment advisory fees (Note 2)	4,113,543	1,505,647	1,578,379	277,614

Total expenses	4,113,543	1,505,647	1,578,379	277,614

Net investment income	22,627,889	2,533,261	10,547,461	2,852,041

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(179,625,679)	(22,455,717)	(67,098,848)	(6,407,892)
In-kind redemptions	115,888,924	8,692,665	4,677,729	10,984,399

Net realized gain (loss)	(63,736,755)	(13,763,052)	(62,421,119)	4,576,507

Net change in unrealized appreciation (depreciation)	1,454,298,935	410,136,164	494,025,327	75,180,840

Net realized and unrealized gain	1,390,562,180	396,373,112	431,604,208	79,757,347

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,413,190,069	$398,906,373	$442,151,669	$82,609,388

[a]	Net of foreign withholding tax of $6,467, $1,918, $1,765 and $15, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2009

	iShares S&P	iShares Nasdaq
	U.S. Preferred Stock Index Fund	Biotechnology Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$83,516,610	$1,170,794
Dividends from affiliated issuers (Note 2)	4,727,258	–
Interest from affiliated issuers (Note 2)	5,712	416
Securities lending income from affiliated issuers (Note 2)	822,889	1,244,407

Total investment income	89,072,469	2,415,617

EXPENSES
Investment advisory fees (Note 2)	4,944,105	3,350,706

Total expenses	4,944,105	3,350,706

Net investment income (loss)	84,128,364	(935,089)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(47,767,120)	(71,128,161)
Investments in affiliated issuers (Note 2)	3,012,341	–
In-kind redemptions	112,354,505	62,987,955

Net realized gain (loss)	67,599,726	(8,140,206)

Net change in unrealized appreciation (depreciation)	761,354,438	297,830,398

Net realized and unrealized gain	828,954,164	289,690,192

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$913,082,528	$288,755,103

[a]	Net of foreign withholding tax of $– and $131,285, respectively.

See notes to financial statements.

56	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares S&P 100 Index Fund		iShares S&P MidCap 400 Index Fund
	Six months ended September 30, 2009 (Unaudited)	Year ended March 31, 2009	Six months ended September 30, 2009 (Unaudited)	Year ended March 31, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$27,067,867	$79,412,254	$32,368,616	$70,108,019
Net realized loss	(67,047,390)	(501,616,187)	(86,204,360)	(32,293,170)
Net change in unrealized appreciation (depreciation)	635,976,323	(806,176,259)	1,647,613,511	(1,883,167,414)

Net increase (decrease) in net assets resulting from operations	595,996,800	(1,228,380,192)	1,593,777,767	(1,845,352,565)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(26,359,140)	(79,788,008)	(32,623,309)	(74,020,517)

Total distributions to shareholders	(26,359,140)	(79,788,008)	(32,623,309)	(74,020,517)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	227,669,544	1,832,367,236	1,108,214,926	2,655,715,002
Cost of shares redeemed	(689,449,765)	(2,362,737,270)	(69,814,094)	(1,605,345,749)

Net increase (decrease) in net assets from capital share transactions	(461,780,221)	(530,370,034)	1,038,400,832	1,050,369,253

INCREASE (DECREASE) IN NET ASSETS	107,857,439	(1,838,538,234)	2,599,555,290	(869,003,829)

NET ASSETS
Beginning of period	2,056,095,927	3,894,634,161	3,500,328,115	4,369,331,944

End of period	$2,163,953,366	$2,056,095,927	$6,099,883,405	$3,500,328,115

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$877,873	$169,146	$(108,971)	$145,722

SHARES ISSUED AND REDEEMED
Shares sold	5,350,000	38,150,000	17,800,000	37,150,000
Shares redeemed	(15,500,000)	(47,100,000)	(1,150,000)	(21,650,000)

Net increase (decrease) in shares outstanding	(10,150,000)	(8,950,000)	16,650,000	15,500,000

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P MidCap 400 Growth Index Fund		iShares S&P MidCap 400 Value Index Fund
	Six months ended September 30, 2009 (Unaudited)	Year ended March 31, 2009	Six months ended September 30, 2009 (Unaudited)	Year ended March 31, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$4,477,207	$10,981,979	$15,175,866	$43,875,366
Net realized loss	(5,564,525)	(316,431,665)	(57,531,508)	(292,049,419)
Net change in unrealized appreciation (depreciation)	542,323,631	(515,943,821)	551,903,567	(553,858,418)

Net increase (decrease) in net assets resulting from operations	541,236,313	(821,393,507)	509,547,925	(802,032,471)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(5,316,542)	(10,738,925)	(15,803,168)	(48,049,971)

Total distributions to shareholders	(5,316,542)	(10,738,925)	(15,803,168)	(48,049,971)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	277,224,754	1,165,934,823	133,646,880	565,922,086
Cost of shares redeemed	(96,243,966)	(1,035,823,754)	(57,429,005)	(605,031,496)

Net increase (decrease) in net assets from capital share transactions	180,980,788	130,111,069	76,217,875	(39,109,410)

INCREASE (DECREASE) IN NET ASSETS	716,900,559	(702,021,363)	569,962,632	(889,191,852)

NET ASSETS
Beginning of period	1,224,728,817	1,926,750,180	1,131,931,732	2,021,123,584

End of period	$1,941,629,376	$1,224,728,817	$1,701,894,364	$1,131,931,732

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$283,223	$1,122,558	$(544,783)	$82,519

SHARES ISSUED AND REDEEMED
Shares sold	4,550,000	14,500,000	2,500,000	8,300,000
Shares redeemed	(1,500,000)	(14,900,000)	(1,100,000)	(10,500,000)

Net increase (decrease) in shares outstanding	3,050,000	(400,000)	1,400,000	(2,200,000)

See notes to financial statements.

58	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P SmallCap 600 Index Fund		iShares S&P SmallCap 600 Growth Index Fund
	Six months ended September 30, 2009 (Unaudited)	Year ended March 31, 2009	Six months ended September 30, 2009 (Unaudited)	Year ended March 31, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$22,627,889	$54,439,235	$2,533,261	$7,626,911
Net realized loss	(63,736,755)	(352,506,967)	(13,763,052)	(259,456,540)
Net change in unrealized appreciation (depreciation)	1,454,298,935	(1,611,411,266)	410,136,164	(361,235,968)

Net increase (decrease) in net assets resulting from operations	1,413,190,069	(1,909,478,998)	398,906,373	(613,065,597)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(22,297,654)	(56,600,672)	(2,912,350)	(7,624,164)

Total distributions to shareholders	(22,297,654)	(56,600,672)	(2,912,350)	(7,624,164)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	972,493,548	3,204,308,863	264,686,617	807,917,931
Cost of shares redeemed	(557,775,968)	(2,160,280,101)	(39,168,340)	(558,395,159)

Net increase in net assets from capital share transactions	414,717,580	1,044,028,762	225,518,277	249,522,772

INCREASE (DECREASE) IN NET ASSETS	1,805,609,995	(922,050,908)	621,512,300	(371,166,989)

NET ASSETS
Beginning of period	3,096,127,109	4,018,178,017	848,094,004	1,219,260,993

End of period	$4,901,737,104	$3,096,127,109	$1,469,606,304	$848,094,004

Undistributed net investment income included in net assets at end of period	$380,099	$49,864	$171,882	$550,971

SHARES ISSUED AND REDEEMED
Shares sold	21,000,000	56,800,000	5,750,000	13,100,000
Shares redeemed	(11,850,000)	(39,250,000)	(850,000)	(10,700,000)

Net increase in shares outstanding	9,150,000	17,550,000	4,900,000	2,400,000

See notes to financial statements.

FINANCIAL STATEMENTS	59

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P SmallCap 600 Value Index Fund		iShares S&P 1500 Index Fund
	Six months ended September 30, 2009 (Unaudited)	Year ended March 31, 2009	Six months ended September 30, 2009 (Unaudited)	Year ended March 31, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$10,547,461	$25,892,603	$2,852,041	$5,465,286
Net realized gain (loss)	(62,421,119)	(225,979,244)	4,576,507	(6,743,502)
Net change in unrealized appreciation (depreciation)	494,025,327	(457,361,135)	75,180,840	(107,193,090)

Net increase (decrease) in net assets resulting from operations	442,151,669	(657,447,776)	82,609,388	(108,471,306)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(10,549,819)	(27,359,563)	(2,775,334)	(5,512,813)

Total distributions to shareholders	(10,549,819)	(27,359,563)	(2,775,334)	(5,512,813)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	208,919,692	605,958,167	33,734,357	192,808,005
Cost of shares redeemed	(17,522,019)	(383,026,408)	(72,824,211)	(46,930,866)

Net increase (decrease) in net assets from capital share transactions	191,397,673	222,931,759	(39,089,854)	145,877,139

INCREASE (DECREASE) IN NET ASSETS	622,999,523	(461,875,580)	40,744,200	31,893,020

NET ASSETS
Beginning of period	919,076,137	1,380,951,717	249,586,218	217,693,198

End of period	$1,542,075,660	$919,076,137	$290,330,418	$249,586,218

Undistributed net investment income included in net assets at end of period	$157,848	$160,206	$77,259	$552

SHARES ISSUED AND REDEEMED
Shares sold	4,300,000	9,850,000	800,000	4,200,000
Shares redeemed	(350,000)	(7,500,000)	(1,700,000)	(900,000)

Net increase (decrease) in shares outstanding	3,950,000	2,350,000	(900,000)	3,300,000

See notes to financial statements.

60	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P U.S. Preferred Stock Index Fund		iShares Nasdaq Biotechnology Index Fund
	Six months ended September 30, 2009 (Unaudited)	Year ended March 31, 2009	Six months ended September 30, 2009 (Unaudited)	Year ended March 31, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$84,128,364	$65,746,691	$(935,089)	$1,198,803
Net realized gain (loss)	67,599,726	(50,794,138)	(8,140,206)	(63,618,749)
Net change in unrealized appreciation (depreciation)	761,354,438	(346,062,283)	297,830,398	(176,602,429)

Net increase (decrease) in net assets resulting from operations	913,082,528	(331,109,730)	288,755,103	(239,022,375)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(96,658,457)	(59,088,607)	–	(2,472,606)

Total distributions to shareholders	(96,658,457)	(59,088,607)	–	(2,472,606)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,120,958,037	1,548,558,624	1,279,609,163	5,328,585,455
Cost of shares redeemed	(411,578,615)	(91,992,514)	(1,237,704,390)	(5,134,751,560)

Net increase in net assets from capital share transactions	709,379,422	1,456,566,110	41,904,773	193,833,895

INCREASE (DECREASE) IN NET ASSETS	1,525,803,493	1,066,367,773	330,659,876	(47,661,086)

NET ASSETS
Beginning of period	1,237,671,363	171,303,590	1,296,499,547	1,344,160,633

End of period	$2,763,474,856	$1,237,671,363	$1,627,159,423	$1,296,499,547

Undistributed (distributions in excess of) net investment income (accumulated net investment loss) included in net assets at end of period	$(3,854,097)	$8,675,996	$(935,089)	$–

SHARES ISSUED AND REDEEMED
Shares sold	33,200,000	55,000,000	18,050,000	70,300,000
Shares redeemed	(11,250,000)	(4,500,000)	(17,600,000)	(68,450,000)

Net increase in shares outstanding	21,950,000	50,500,000	450,000	1,850,000

See notes to financial statements.

FINANCIAL STATEMENTS	61

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 100 Index Fund
	Six months ended Sep. 30, 2009 (Unaudited)	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005

Net asset value, beginning of period	$37.80	$61.48	$65.06	$58.69	$56.02	$55.24

Income from investment operations:
Net investment income	0.53 [a]	1.37 [a]	1.41 [a]	1.28 [a]	1.12	1.20
Net realized and unrealized gain (loss)[b]	11.11	(23.65)	(3.60)	6.20	2.57	0.89

Total from investment operations	11.64	(22.28)	(2.19)	7.48	3.69	2.09

Less distributions from:
Net investment income	(0.54)	(1.40)	(1.39)	(1.11)	(1.02)	(1.31)

Total distributions	(0.54)	(1.40)	(1.39)	(1.11)	(1.02)	(1.31)

Net asset value, end of period	$48.90	$37.80	$61.48	$65.06	$58.69	$56.02

Total return	30.90%[c]	(36.70)%	(3.56)%	12.82%	6.65%	3.81%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,163,953	$2,056,096	$3,894,634	$3,457,892	$880,326	$795,417
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	2.40%	2.67%	2.08%	2.03%	1.96%	2.41%
Portfolio turnover rate[e]	4%	13%	6%	12%	12%	6%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

62	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P MidCap 400 Index Fund
	Six months ended Sep. 30, 2009 (Unaudited)	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005

Net asset value, beginning of period	$48.79	$77.68	$84.46	$79.21	$65.84	$60.37

Income from investment operations:
Net investment income	0.41 [a]	1.09 [a]	0.88 [a]	1.13 [a]	0.81	0.71
Net realized and unrealized gain (loss)[b]	20.19	(28.87)	(6.80)	5.27	13.37	5.44

Total from investment operations	20.60	(27.78)	(5.92)	6.40	14.18	6.15

Less distributions from:
Net investment income	(0.39)	(1.11)	(0.86)	(1.07)	(0.81)	(0.68)
Return of capital	–	–	(0.00)[c]	(0.08)	–	–

Total distributions	(0.39)	(1.11)	(0.86)	(1.15)	(0.81)	(0.68)

Net asset value, end of period	$69.00	$48.79	$77.68	$84.46	$79.21	$65.84

Total return	42.31%[d]	(36.04)%	(7.10)%	8.19%	21.64%	10.24%

Ratios/Supplemental data:
Net assets, end of period (000s)	$6,099,883	$3,500,328	$4,369,332	$4,620,096	$3,881,208	$2,416,338
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	1.37%	1.66%	1.03%	1.44%	1.19%	1.21%
Portfolio turnover rate[f]	8%	23%	15%	12%	9%	10%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Rounds to less than $0.01.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	63

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P MidCap 400 Growth Index Fund
	Six months ended Sep. 30, 2009 (Unaudited)	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005

Net asset value, beginning of period	$52.68	$81.47	$84.00	$80.40	$67.01	$62.02

Income from investment operations:
Net investment income	0.18 [a]	0.43 [a]	0.36 [a]	0.66 [a]	0.44	0.33
Net realized and unrealized gain (loss)[b]	21.18	(28.81)	(2.54)	3.61	13.32	5.03

Total from investment operations	21.36	(28.38)	(2.18)	4.27	13.76	5.36

Less distributions from:
Net investment income	(0.21)	(0.41)	(0.35)	(0.67)	(0.37)	(0.37)

Total distributions	(0.21)	(0.41)	(0.35)	(0.67)	(0.37)	(0.37)

Net asset value, end of period	$73.83	$52.68	$81.47	$84.00	$80.40	$67.01

Total return	40.59%[c]	(34.92)%	(2.63)%	5.34%	20.58%	8.67%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,941,629	$1,224,729	$1,926,750	$1,864,740	$1,990,019	$1,112,261
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	0.54%	0.61%	0.41%	0.85%	0.60%	0.56%
Portfolio turnover rate[e]	10%	45%	31%	36%	24%	34%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

64	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P MidCap 400 Value Index Fund
	Six months ended Sep. 30, 2009 (Unaudited)	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005

Net asset value, beginning of period	$44.22	$72.70	$83.32	$76.67	$63.68	$57.85

Income from investment operations:
Net investment income	0.58 [a]	1.55 [a]	1.23 [a]	1.41 [a]	1.11	0.99
Net realized and unrealized gain (loss)[b]	18.83	(28.32)	(10.63)	6.73	13.07	5.71

Total from investment operations	19.41	(26.77)	(9.40)	8.14	14.18	6.70

Less distributions from:
Net investment income	(0.60)	(1.71)	(1.22)	(1.32)	(1.13)	(0.87)
Return of capital	–	–	–	(0.17)	(0.06)	–

Total distributions	(0.60)	(1.71)	(1.22)	(1.49)	(1.19)	(0.87)

Net asset value, end of period	$63.03	$44.22	$72.70	$83.32	$76.67	$63.68

Total return	44.06%[c]	(37.31)%	(11.44)%	10.78%	22.43%	11.64%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,701,894	$1,131,932	$2,021,124	$2,745,308	$2,637,379	$1,852,990
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	2.11%	2.51%	1.50%	1.82%	1.68%	1.78%
Portfolio turnover rate[e]	7%	34%	29%	20%	21%	10%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	65

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P SmallCap 600 Index Fund
	Six months ended Sep. 30, 2009 (Unaudited)	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005

Net asset value, beginning of period	$36.71	$60.15	$67.95	$65.18	$53.03	$47.42

Income from investment operations:
Net investment income	0.25 [a]	0.71 [a]	0.67 [a]	0.49 [a]	0.53	0.45
Net realized and unrealized gain (loss)[b]	15.70	(23.44)	(7.82)	2.78	12.07	5.65

Total from investment operations	15.95	(22.73)	(7.15)	3.27	12.60	6.10

Less distributions from:
Net investment income	(0.24)	(0.71)	(0.65)	(0.50)	(0.43)	(0.49)
Return of capital	–	–	(0.00)[c]	–	(0.02)	–

Total distributions	(0.24)	(0.71)	(0.65)	(0.50)	(0.45)	(0.49)

Net asset value, end of period	$52.42	$36.71	$60.15	$67.95	$65.18	$53.03

Total return	43.52%[d]	(38.06)%	(10.62)%	5.07%	23.86%	12.91%

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,901,737	$3,096,127	$4,018,178	$4,746,230	$4,966,594	$3,245,465
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	1.10%	1.39%	0.99%	0.76%	0.93%	0.95%
Portfolio turnover rate[f]	8%	23%	14%	16%	16%	14%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Rounds to less than $0.01.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

66	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P SmallCap 600 Growth Index Fund
	Six months ended Sep. 30, 2009 (Unaudited)	Year ended Mar. 31, 2009[a]	Year ended Mar. 31, 2008[a]	Year ended Mar. 31, 2007[a]	Year ended Mar. 31, 2006[a]	Year ended Mar. 31, 2005[a]

Net asset value, beginning of period	$38.20	$61.58	$66.75	$64.75	$52.69	$46.81

Income from investment operations:
Net investment income	0.10 [b]	0.34 [b]	0.28 [b]	0.16 [b]	0.31	0.22
Net realized and unrealized gain (loss)[c]	16.04	(23.39)	(5.17)	2.01	12.02	5.89

Total from investment operations	16.14	(23.05)	(4.89)	2.17	12.33	6.11

Less distributions from:
Net investment income	(0.11)	(0.33)	(0.28)	(0.17)	(0.27)	(0.23)

Total distributions	(0.11)	(0.33)	(0.28)	(0.17)	(0.27)	(0.23)

Net asset value, end of period	$54.23	$38.20	$61.58	$66.75	$64.75	$52.69

Total return	42.30%[d]	(37.55)%	(7.37)%	3.36%	23.47%	13.07%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,469,606	$848,094	$1,219,261	$1,428,496	$1,476,318	$990,554
Ratio of expenses to average net assets[e]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[e]	0.42%	0.64%	0.40%	0.25%	0.53%	0.45%
Portfolio turnover rate[f]	9%	45%	29%	32%	30%	45%

[a]	Per share amounts were adjusted to reflect a two-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	67

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P SmallCap 600 Value Index Fund
	Six months ended Sep. 30, 2009 (Unaudited)	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005

Net asset value, beginning of period	$39.19	$65.45	$76.78	$72.86	$59.34	$53.44

Income from investment operations:
Net investment income	0.41 [a]	1.10 [a]	1.06 [a]	0.82 [a]	0.77	0.71
Net realized and unrealized gain (loss)[b]	17.09	(26.22)	(11.33)	3.96	13.41	5.97

Total from investment operations	17.50	(25.12)	(10.27)	4.78	14.18	6.68

Less distributions from:
Net investment income	(0.41)	(1.14)	(1.04)	(0.86)	(0.61)	(0.78)
Return of capital	–	–	(0.02)	–	(0.05)	–

Total distributions	(0.41)	(1.14)	(1.06)	(0.86)	(0.66)	(0.78)

Net asset value, end of period	$56.28	$39.19	$65.45	$76.78	$72.86	$59.34

Total return	44.77%[c]	(38.79)%	(13.57)%	6.64%	24.00%	12.55%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,542,076	$919,076	$1,380,952	$2,007,691	$1,861,528	$1,572,405
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	1.67%	1.99%	1.43%	1.14%	1.20%	1.36%
Portfolio turnover rate[e]	9%	34%	23%	28%	16%	13%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

68	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 1500 Index Fund
	Six months ended Sep. 30, 2009 (Unaudited)	Year ended Mar. 31, 2009[a]	Year ended Mar. 31, 2008[a]	Year ended Mar. 31, 2007[a]	Year ended Mar. 31, 2006[a]	Year ended Mar. 31, 2005[a]

Net asset value, beginning of period	$35.66	$58.84	$63.36	$57.98	$52.08	$49.60

Income from investment operations:
Net investment income	0.44 [b]	1.08 [b]	1.10 [b]	1.01 [b]	0.87	0.89
Net realized and unrealized gain (loss)[c]	11.94	(23.19)	(4.54)	5.34	5.80	2.59

Total from investment operations	12.38	(22.11)	(3.44)	6.35	6.67	3.48

Less distributions from:
Net investment income	(0.44)	(1.07)	(1.08)	(0.97)	(0.76)	(1.00)
Return of capital	–	–	–	–	(0.01)	–

Total distributions	(0.44)	(1.07)	(1.08)	(0.97)	(0.77)	(1.00)

Net asset value, end of period	$47.60	$35.66	$58.84	$63.36	$57.98	$52.08

Total return	34.84%[d]	(37.96)%	(5.59)%	11.02%	12.84%	7.08%

Ratios/Supplemental data:
Net assets, end of period (000s)	$290,330	$249,586	$217,693	$202,730	$133,342	$72,915
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	2.05%	2.34%	1.69%	1.68%	1.61%	1.73%
Portfolio turnover rate[f]	3%	6%	4%	4%	6%	5%

[a]	Per share amounts were adjusted to reflect a two-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	69

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P U.S. Preferred Stock Index Fund
	Six months ended Sep. 30, 2009 (Unaudited)	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Period from Mar. 26, 2007[a] to Mar. 31, 2007

Net asset value, beginning of period	$22.69	$42.30	$50.06	$49.96

Income from investment operations:
Net investment income[b]	1.31	2.90	3.27	0.14
Net realized and unrealized gain (loss)[c]	13.68	(19.74)	(8.15)	(0.04)

Total from investment operations	14.99	(16.84)	(4.88)	0.10

Less distributions from:
Net investment income	(1.56)	(2.77)	(2.88)	–

Total distributions	(1.56)	(2.77)	(2.88)	–

Net asset value, end of period	$36.12	$22.69	$42.30	$50.06

Total return	67.75%[d]	(41.31)%	(9.99)%	0.20%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,763,475	$1,237,671	$171,304	$25,031
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	8.17%	10.87%	7.23%	21.16%
Portfolio turnover rate[f]	23%	12%	24%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

70	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Nasdaq Biotechnology Index Fund
	Six months ended Sep. 30, 2009 (Unaudited)	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005

Net asset value, beginning of period	$66.32	$75.94	$75.80	$82.27	$63.86	$77.39

Income from investment operations:
Net investment income (loss)	(0.05)[a]	0.06 [a]	(0.09)[a]	(0.21)[a]	(0.23)	(0.29)
Net realized and unrealized gain (loss)[b]	15.09	(9.50)	0.32	(6.26)	18.64	(13.24)

Total from investment operations	15.04	(9.44)	0.23	(6.47)	18.41	(13.53)

Less distributions from:
Net investment income	–	(0.18)	–	–	–	–
Return of capital	–	–	(0.09)	–	–	–

Total distributions	–	(0.18)	(0.09)	–	–	–

Net asset value, end of period	$81.36	$66.32	$75.94	$75.80	$82.27	$63.86

Total return	22.68%[c]	(12.47)%	0.30%	(7.87)%	28.83%	(17.48)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,627,159	$1,296,500	$1,344,161	$1,364,424	$2,032,024	$1,079,203
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.48%	0.48%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets[d]	(0.13)%	0.08%	(0.11)%	(0.27)%	(0.37)%	(0.40)%
Portfolio turnover rate[e]	7%	11%	19%	18%	15%	14%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL STATEMENTS	71

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares S&P 100, iShares S&P MidCap 400, iShares S&P MidCap 400 Growth, iShares S&P MidCap 400 Value, iShares S&P SmallCap 600, iShares S&P SmallCap 600 Growth, iShares S&P SmallCap 600 Value, iShares S&P 1500, iShares S&P U.S. Preferred Stock and iShares Nasdaq Biotechnology Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a diversified fund under the 1940 Act, except for the iShares S&P 100 Index Fund, iShares S&P U.S. Preferred Stock Index Fund and iShares Nasdaq Biotechnology Index Fund, which are classified as non-diversified funds. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”);

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

72	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

As of September 30, 2009, the values of each Fund’s investments were classified as Level 1 Prices. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended September 30, 2009.

The Funds had tax basis net capital loss carryforwards as of March 31, 2009, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Total
S&P 100	$2,233,710	$3,096,882	$741,460	$–	$360,546	$2,374,610	$2,327,988	$120,169,143	$131,304,339
S&P MidCap 400	–	–	6,096,922	–	–	7,070,414	12,559,634	73,788,778	99,515,748
S&P MidCap 400 Growth	–	–	10,588,183	7,127,634	–	–	–	90,611,390	108,327,207
S&P MidCap 400 Value	89,552	4,082,966	21,364,144	1,843,451	3,470,622	14,542,508	–	41,350,423	86,743,666
S&P SmallCap 600	–	14,800,654	5,484,940	–	1,541,664	–	–	128,403,097	150,230,355
S&P SmallCap 600 Growth	–	–	–	–	6,711,998	–	–	63,779,691	70,491,689
S&P SmallCap 600 Value	–	–	6,867,473	3,277,415	194,198	–	10,940,333	68,967,654	90,247,073
S&P 1500	–	–	–	–	38,110	–	–	4,614,974	4,653,084
S&P U.S. Preferred Stock	–	–	–	–	–	–	506,620	22,403,529	22,910,149
Nasdaq Biotechnology	2,280,865	29,163,198	11,433,188	39,449,891	24,158,638	18,800,299	5,156,780	45,321,421	175,764,280

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

For the six months ended September 30, 2009, the Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the six months ended September 30, 2009 are disclosed in the Funds’ Statements of Operations.

74	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of September 30, 2009, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

S&P 100	$2,992,115,790	$4,641,610	$(835,210,145)	$(830,568,535)
S&P MidCap 400	7,258,908,066	97,392,610	(776,383,663)	(678,991,053)
S&P MidCap 400 Growth	2,251,461,780	104,368,284	(233,993,530)	(129,625,246)
S&P MidCap 400 Value	2,050,026,777	78,337,353	(349,131,631)	(270,794,278)
S&P SmallCap 600	6,668,292,956	–	(1,440,672,339)	(1,440,672,339)
S&P SmallCap 600 Growth	1,672,803,096	77,520,682	(182,466,128)	(104,945,446)
S&P SmallCap 600 Value	1,885,815,116	10,282,696	(281,247,544)	(270,964,848)
S&P 1500	348,760,835	3,340,286	(59,577,640)	(56,237,354)
S&P U.S. Preferred Stock	2,607,794,745	383,050,635	(14,296,439)	368,754,196
Nasdaq Biotechnology	2,257,474,835	26,500,675	(456,196,563)	(429,695,888)

Management has reviewed the tax positions as of September 30, 2009, inclusive of the prior three open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to each Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
S&P 100	0.20%
S&P MidCap 400	0.20
S&P MidCap 400 Growth	0.25
S&P MidCap 400 Value	0.25
S&P SmallCap 600	0.20

iShares Index Fund	Investment Advisory Fee
S&P SmallCap 600 Growth	0.25%
S&P SmallCap 600 Value	0.25
S&P 1500	0.20
S&P U.S. Preferred Stock	0.48
Nasdaq Biotechnology	0.48

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

State Street Bank and Trust Company (“State Street”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Funds. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended September 30, 2009, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
S&P 100	$1,296,517
S&P MidCap 400	1,605,123
S&P MidCap 400 Growth	737,993
S&P MidCap 400 Value	278,497
S&P SmallCap 600	1,821,102

iShares Index Fund	Securities Lending Agent Fees
S&P SmallCap 600 Growth	$551,843
S&P SmallCap 600 Value	461,015
S&P 1500	108,418
S&P U.S. Preferred Stock	822,889
Nasdaq Biotechnology	1,244,407

Each Fund may invest in certain money market funds managed by BGFA, the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. These money market funds seek to achieve their investment objectives by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Funds from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statements of Operations.

76	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For the six months ended September 30, 2009, the iShares S&P U.S. Preferred Stock Index Fund had direct investments (exclusive of short-term investments) in issuers of which BGFA is an affiliate or issuers of which the Fund owns 5% or more of the outstanding voting securities as follows:

Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend Income	Net Realized Gain
Barclays Bank PLC	4,299	6,273	914	9,658	$219,505,228	$4,727,258	$3,012,341

Certain trustees and officers of the Trust are also officers of BGI and/or BGFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2009 were as follows:

iShares Index Fund	Purchases	Sales
S&P 100	$80,825,423	$80,359,917
S&P MidCap 400	367,653,244	360,350,282
S&P MidCap 400 Growth	160,137,803	160,700,522
S&P MidCap 400 Value	95,212,213	93,422,245
S&P SmallCap 600	346,622,089	327,601,096
S&P SmallCap 600 Growth	113,910,414	106,645,152
S&P SmallCap 600 Value	110,258,857	106,147,374
S&P 1500	8,451,185	8,146,185
S&P U.S. Preferred Stock	496,246,128	465,142,121
Nasdaq Biotechnology	103,977,430	104,785,504

In-kind transactions (see Note 4) for the six months ended September 30, 2009 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
S&P 100	$227,036,692	$687,571,325
S&P MidCap 400	1,102,645,988	69,425,870
S&P MidCap 400 Growth	276,213,569	95,891,607
S&P MidCap 400 Value	133,070,065	57,144,881
S&P SmallCap 600	969,389,051	555,243,889
S&P SmallCap 600 Growth	264,133,696	39,067,071
S&P SmallCap 600 Value	208,193,310	17,455,827
S&P 1500	33,610,253	72,495,244
S&P U.S. Preferred Stock	1,038,552,161	382,456,223
Nasdaq Biotechnology	1,278,204,874	1,236,106,523

NOTES TO FINANCIAL STATEMENTS	77

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BGFA; such reinvestments are subject to investment risk.

As of September 30, 2009, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BGFA. The market value of the securities on loan as of September 30, 2009 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

6. BLACKROCK TRANSACTION

On June 16, 2009, Barclays PLC, the ultimate parent company of BGI and BGFA, accepted a binding offer and entered into an agreement to sell its interests in BGFA, BGI and certain affiliated companies, to BlackRock, Inc., (the “BlackRock Transaction”). The BlackRock Transaction is subject to certain regulatory approvals, as well as other conditions to closing.

Under the 1940 Act, completion of the BlackRock Transaction will cause the automatic termination of each Fund’s current investment advisory agreement with BGFA. In order for the management of each Fund to continue uninterrupted, the Board approved a new investment advisory agreement for each Fund subject to shareholder approval. A special meeting of shareholders of the Funds was called and held on November 4, 2009 for shareholders of record as of the close of business on August 25, 2009. The results of the shareholder voting can be found in the “Shareholder Meeting Results” disclosure on the following page.

7. REVIEW OF SUBSEQUENT EVENTS

In connection with the preparation of the financial statements of the Funds as of and for the six months ended September 30, 2009, events and transactions through November 19, 2009, the date the financial statements are available to be issued, have been evaluated by the Funds’ management for possible adjustment and/or disclosure. No subsequent events requiring financial statement disclosure have been identified.

78	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Meeting Results (Unaudited) (Continued)

iSHARES® TRUST

Two separate special meetings of shareholders of iShares Trust were held on November 4, 2009. The proposals acted upon by shareholders at the special meetings and the results of the shareholder vote were as follows:

First Meeting

The shareholder meetings for the iShares S&P 100, iShares S&P 1500 and iShares Nasdaq Biotechnology Index Funds were adjourned until November 19, 2009. Shareholders of the other Funds approved both proposals.

Proposal 1

To approve a new investment advisory agreement between the Trust and BGFA, on behalf of each Fund, which will take effect upon the consummation of the Barclays PLC binding agreement to sell its interest in BGFA and certain affiliated companies to BlackRock, Inc. (the “Transaction”).

iShares Index Fund	Votes For	Votes Against	Votes Abstaining	Broker Non-Votes*
S&P MidCap 400	49,269,636	4,728,814	450,500	–
S&P MidCap 400 Growth	15,133,331	118,381	156,176	–
S&P MidCap 400 Value	15,813,696	156,427	207,756	–
S&P SmallCap 600	55,874,971	616,197	413,082	–
S&P SmallCap 600 Growth	16,995,562	143,204	197,197	–
S&P SmallCap 600 Value	16,268,498	195,452	172,572	–
S&P U.S. Preferred Stock	34,796,230	650,902	746,904	3,993,757

Proposal 2

To approve a change in the classification of the iShares S&P MidCap 400 and iShares S&P SmallCap 600 Growth Index Funds’ investment objective from a fundamental investment policy to a non-fundamental investment policy.

iShares Index Fund	Votes For	Votes Against	Votes Abstaining	Broker Non-Votes*
S&P MidCap 400	46,546,836	7,379,955	502,115	20,044
S&P SmallCap 600 Growth	16,595,624	511,902	227,646	792

SHAREHOLDER MEETING RESULTS	79

Shareholder Meeting Results (Unaudited) (Continued)

iSHARES® TRUST

Second Meeting

This proposal was approved by the shareholders of the Trust. All nominees who previously served as Trustees of the Trust were re-elected and the term of their election commenced immediately. Robert S. Kapito was newly elected as a Trustee to the Trust and the term of his election will take effect upon the consummation of the Transaction.

Proposal 1**

To elect a Board of Trustees of the Trust.

Independent Trustee	Votes For	Votes Withheld
George G.C. Parker	3,275,616,398	76,114,140
J. Darrell Duffie	3,155,645,073	196,085,465
Cecilia H. Herbert	3,284,632,277	67,098,261
Charles A. Hurty	3,283,313,465	68,417,073
John E. Kerrigan	3,285,163,741	66,566,797
John E. Martinez	3,284,826,244	66,904,294
Robert H. Silver	3,294,357,381	57,373,157

Interested Trustee	Votes For	Votes Withheld
Robert S. Kapito	3,229,642,767	122,087,770
Lee T. Kranefuss	2,147,369,285	1,204,361,252

*	Broker non-votes are proxies received by the Fund from brokers or nominees who did not receive instructions from the beneficial owner or other persons entitled to vote and who have no discretionary power to vote on a particular matter. Broker non-votes have the effect of a vote against the proposal.
**	Denotes Trust-wide proposal and voting results.

80	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Current Investment Advisory Contract (Unaudited)

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BGFA (the “Advisory Contract”) on behalf of the Funds. As required by Section 15(c), the Board requested and BGFA provided such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Contract. At a meeting held on June 16-17, 2009, the Board approved the selection of BGFA and the continuance of the Advisory Contract, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, no one of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BGFA

Based on management’s representations, the Board expected that there will be no diminution in the scope of services required of or provided by BGFA under the Advisory Contract for the coming year as compared to the scope of services provided by BGFA over the past year. In reviewing the scope of these services, the Board considered BGFA’s investment philosophy and experience, noting that BGFA and its affiliates have committed significant resources over time, including over the past year, including investment in technology and increasing the number of their employees supporting the Funds. The Board also considered BGFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board further noted that BGFA does not serve as investment adviser for any other series of registered investment companies with substantially similar investment objectives and strategies as any of the Funds except the iShares S&P MidCap 400 Index Fund; therefore, directly comparable performance information was generally not available for those particular Funds. The Board also noted that the Funds had met their investment objectives consistently since their respective inception dates. Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Funds under the Advisory Contract were appropriate and mitigated in favor of the Board’s approval of the Advisory Contract for the coming year.

FUNDS’ EXPENSES AND PERFORMANCE OF THE FUNDS

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology and, in many cases, registered investment companies that would otherwise have been excluded from Lipper’s comparison group due to certain differentiating factors, but were nonetheless included at the request of BGFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Groups included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds. In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three- and five-year periods, as applicable, and the “last quarter” period ended March 31, 2009, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the

BOARD REVIEW AND APPROVAL OF CURRENT INVESTMENT ADVISORY CONTRACT	81

Board Review and Approval of Current Investment Advisory Contract (Unaudited) (Continued)

iSHARES® TRUST

comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Groups include funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its benchmark index and that during the prior year the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such comparative performance information was also considered by the Board.

The Board also noted that the investment advisory fees and overall expenses for the Funds were generally lower than the median or average investment advisory fee rates and overall expenses of the funds in their respective Lipper Groups. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund, as managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the relevant Lipper Group, were satisfactory for the purposes of approving the Advisory Contract for the coming year.

COSTS OF SERVICES PROVIDED TO FUNDS AND PROFITS REALIZED BY BGFA AND AFFILIATES

The Board reviewed information about the profitability to BGFA of the Funds based on the fees payable to BGFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BGFA and its affiliates from the Funds’ operations for the last calendar year. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BGI from securities lending by the Trust (including any securities lending by the Funds). The Board also discussed BGFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BGFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of the Funds’ profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets. The Board noted that the Advisory Contract did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board further noted that possible future economies of scale for the Funds had been taken into consideration by fixing the investment advisory fees at rates at the lower end of the marketplace, effectively giving Fund shareholders, from inception, the benefits of the lower average fee shareholders would have received from a fee structure with declining breakpoints where the initial fee was higher. The Board noted that the asset size of each of the Funds except the iShares S&P 1500 Index Fund, the iShares S&P U.S. Preferred Stock Index Fund and the iShares Nasdaq Biotechnology Index Fund decreased over the past twelve months. The Board also reviewed BGFA’s historic profitability as investment adviser to the iShares fund complex and noted that BGFA had continued to make significant investments in the iShares fund complex, that expenses had grown at a pace similar to the growth in revenue, and that BGFA had incurred operating losses during earlier years when the iShares funds, including the Funds, had not yet reached scale. In light of this history, the Board determined that reductions in fee rates or additions of breakpoints were not warranted at this juncture for the Funds. Based on this review, as well as the discussions described above in connection with the Lipper Group and performance benchmark comparisons, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees reflects appropriate sharing of economies of scale with the Funds’ shareholders.

82	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Current Investment Advisory Contract (Unaudited) (Continued)

iSHARES® TRUST

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board received and considered certain information regarding the Funds’ annual investment advisory fee rates under the Advisory Contract in comparison to the investment advisory/management fee rates for other funds/accounts for which BGFA or BGI, an affiliate of BGFA, provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts (together, the “Other Accounts”). The Board noted that directly comparable investment advisory/management fee information was available for the iShares S&P MidCap 400 Index Fund, as BGFA and its affiliates do not manage any Other Accounts with substantially similar investment objectives and strategies as any of the Funds. However, the Board also noted that BGFA provided the Board with general information regarding how the level of services provided to the Other Accounts differed from the level of services provided to the Funds. In reviewing the comparative investment advisory/management fee information for the Funds for which such information was available, the Board considered the general structure of investment advisory/management fees in relation to the nature and extent of services provided to the Funds in comparison with the nature and extent of services provided to the Other Accounts, including, among other things, the level of complexity in managing the Funds and the Other Accounts under differing regulatory requirements and client guidelines. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts for which BGFA or BGI provides investment advisory/management services, but that the differences appeared to be attributable to, among other things, the type and level of services provided and/or the asset levels of the Other Accounts. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contract are fair and reasonable.

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Funds by BGFA, such as any payment of revenue to BGI, the Trust’s securities lending agent, for loaning any portfolio securities, and the payment of advisory fees and/or administration fees to BGFA and BGI in connection with any investments by the Funds in other funds for which BGFA provides investment advisory services and/or BGI provides administration services. The Board noted that while revenue to BGI in connection with securities lending agency services to the iShares funds increased overall as against the previous year, overall revenue increased by approximately the same percentage as overall expenses. The Board noted that BGFA does not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BGFA affiliate or purchased from an underwriting syndicate in which a BGFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

Based on this analysis, the Board determined that the Advisory Contract, including the investment advisory fee rates thereunder, is fair and reasonable in light of all relevant circumstances, and concluded that it is in the best interest of the Funds and their shareholders to approve the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF CURRENT INVESTMENT ADVISORY CONTRACT	83

Board Review and Approval of New Investment Advisory Agreements (Unaudited)

iSHARES® TRUST

On June 16, 2009, Barclays Bank PLC (“Barclays”) entered into an agreement to sell its interest in the Barclays Global Investors asset management business, which includes BGI and BGI’s business of advising, sponsoring and distributing exchange-traded funds, to BlackRock, Inc. (“BlackRock”). Assuming receipt of the requisite regulatory approvals and the satisfaction of other conditions to the closing, the subsidiaries of Barclays operating the BGI business, including BGFA will be sold to BlackRock (the “Transaction”).

BGFA currently serves as the investment adviser to each Fund pursuant to an investment advisory agreement with the Trust (the “Current Advisory Agreement”). Under the 1940 Act, the Transaction, if consummated, will result in the automatic termination of the Current Advisory Agreement. In order for the management of each Fund to continue uninterrupted, the Board approved interim and new investment advisory agreements (the “New Advisory Agreements”) with the Trust, subject to shareholder approval.

BOARD CONSIDERATIONS IN APPROVING THE NEW ADVISORY AGREEMENTS

At an in-person Board meeting held on August 13, 2009, the Board, including the Independent Trustees, unanimously approved the New Advisory Agreements between BGFA and the Trust, on behalf of its Funds after consideration of all factors determined to be relevant to the Board’s deliberations, including those discussed below.

The Approval Process – At telephonic and in-person meetings held in June, July and August of this year, the Board, including the Independent Trustees, discussed the Transaction and the New Advisory Agreements for the Funds.

In preparation for their consideration of the New Advisory Agreements, the Trustees received, in response to a written due diligence request prepared by the Board and its independent counsel and provided to BlackRock, BGI and BGFA, comprehensive written information covering a range of issues and received, in response to their additional requests, further information in advance of and at the August 13, 2009 in-person Board meeting. To assist the Board in its consideration of the New Advisory Agreements, BlackRock provided materials and information about itself, including its history, management, investment, risk management and compliance capabilities and processes, and financial condition, and BGFA provided materials and information about the Transaction. In addition, the Independent Trustees consulted with their independent legal counsel and Fund counsel on numerous occasions, discussing, among other things, the legal standards and certain other considerations relevant to the Board’s deliberations.

In June 2009, the Board had performed a full annual review of, or initially approved, as applicable, the current Investment Advisory Agreement between BGFA and the Trust, on behalf of its Funds for each Fund as required by the 1940 Act and, after reviewing, among other things, the investment capabilities, resources and personnel of BGFA, determined that the nature, extent and quality of the services provided by BGFA under the Current Advisory Agreements were appropriate. The Board also determined that the advisory fees paid by each Fund, taking into account any applicable agreed-upon fee waivers and breakpoints, were fair and reasonable in light of the services provided, the costs to BGFA of providing those services, economies of scale, the fees and other expenses paid by similar funds (including information provided by Lipper, Inc. (“Lipper”)), and such other circumstances as the Trustees considered relevant in the exercise of their reasonable judgment. The Board approved the Current Advisory Agreements on June 17, 2009.

In advance of the June 2009 Board meeting, the Board requested and received materials specifically relating to each Fund’s Current Advisory Agreement. These materials were prepared for each Fund, and included information (i) compiled by Lipper on the fees and expenses and the investment performance of the Fund as compared to a comparable group of funds as classified by Lipper; (ii) prepared by BGFA discussing market conditions generally; (iii) on the profitability to BGFA of the Current Advisory Agreements and other payments received by BGFA and its affiliates from the Funds; and (iv) provided by BGFA concerning services related to the valuation and pricing of Fund portfolio holdings, and direct and indirect benefits to BGFA and its affiliates from their relationship with the Fund.

84	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of New Investment Advisory Agreements (Unaudited) (Continued)

iSHARES® TRUST

At the June 17, July 29 and August 13, 2009 Board meetings, the Trustees discussed with representatives of BGI, BGFA and BlackRock, the management, investment, risk management and compliance capabilities and processes, and financial condition of BlackRock, the Transaction and its rationale, and BlackRock’s general plans and intentions regarding BGFA and the Funds. At these Board meetings, representatives of BGI, BGFA and BlackRock made various presentations to, and responded to questions from, the Board. The Board also inquired about the plans for, and anticipated roles and responsibilities of, the employees and officers of BGFA in connection with the Transaction, including the anticipated senior management structure of BGFA following the completion of the Transaction. The Independent Trustees also conferred separately and with their independent legal counsel about the Transaction and other matters related to the Transaction on a number of occasions. After the presentations and after reviewing the written materials provided, the Independent Trustees met in executive sessions with their independent legal counsel at the June, July and August 2009 Board meetings to consider the Transaction, its expected impact on BGFA and the Funds, and the New Advisory Agreements.

In connection with the Board’s review of the New Advisory Agreements, BGI, BGFA and/or BlackRock, as applicable, provided the Board with information about a variety of matters. The Board considered, among other things, the following information:

•	the reputation, financial strength and resources of BlackRock and its investment advisory subsidiaries and the anticipated financial strength and resources of the combined company;

•

that there is not expected to be any diminution in the nature, quality and extent of services provided to the Funds and their shareholders by BGFA, including portfolio management and compliance services;

•

that BGFA and BlackRock have no present intention to alter the advisory fee rates and expense arrangements currently in effect for the Funds for a period of two years from the date of the closing of the Transaction;

•	that it is expected that substantially all of the current employees of BGFA will remain employees of BGFA and will continue to provide services to the Funds following the Transaction;

•

that the Funds may benefit from having direct access to BlackRock’s state of the art technology and risk management analytic tools, including investment tools, provided under the BlackRock Solutions® brand name;

•	that the Funds are expected to continue to be sold through existing distribution channels;

•	that the Funds will have access to greater distribution resources through BlackRock’s relationships with third party brokers and retirement plan platforms;

•	that the parties to the Transaction agreement have agreed to conduct their respective businesses in compliance with the conditions of Section 15(f) of the 1940 Act in relation to the Funds;

•

that Barclays or one of its affiliates has agreed to pay all expenses of the Funds in connection with the Board’s consideration of the New Advisory Agreements and all costs of seeking shareholder approval of the New Advisory Agreements; and

•

that Barclays and BlackRock would derive benefits from the Transaction and that, as a result, they may have a different financial interest in the matters that were being considered than do Fund shareholders.

The Board did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors discussed below. The Trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately in respect of each Fund. In their deliberations, the Trustees considered information received in

BOARD REVIEW AND APPROVAL OF NEW INVESTMENT ADVISORY AGREEMENTS	85

Board Review and Approval of New Investment Advisory Agreements (Unaudited) (Continued)

iSHARES® TRUST

connection with their most recent approval or continuation of each Current Advisory Agreement at the June 2009 Board meeting, in addition to information provided by BGI, BGFA and BlackRock regarding BlackRock and the Transaction, in connection with their evaluation of the terms and conditions of the New Advisory Agreements. The Trustees, including a majority of the Independent Trustees, concluded that the terms of the New Advisory Agreements are appropriate, that the fees to be paid are reasonable in light of the services to be provided to each Fund, and that the New Advisory Agreements should be approved and recommended to Fund shareholders. In voting to approve the New Advisory Agreements in respect of each Fund, the Board considered in particular the following factors:

The nature, extent and quality of services to be provided by BGFA and its affiliates – In connection with their consideration of the New Advisory Agreements, the Board considered representations by BGFA, BGI and BlackRock that there would be no diminution in the scope of services required of or provided by BGFA under the New Advisory Agreements for each Fund as compared to the scope of services provided by BGFA under the Current Advisory Agreement. In reviewing the scope of these services at the June and August 2009 Board meetings, the Board considered BGFA’s investment philosophy and experience, noting that BGFA and its affiliates have committed significant resources over time, including over the past year, including investments in technology and increasing the number of their employees supporting the Funds. The Board also considered BGFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board noted that it expects that these reports and discussions will continue following the consummation of the Transaction. In addition to the above considerations, the Board considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board further took into account that, with respect to most of the Funds, BGFA does not serve as investment adviser for other series of registered investment companies with substantially similar investment objectives and strategies; therefore, directly comparable performance information was generally not available for most Funds. The Board also considered each Fund’s record of performing in accordance with its investment objective.

In connection with the investment advisory services to be provided under the New Advisory Agreements, the Board took into account detailed discussions with representatives of BGFA at the June 2009 Board meeting and at prior Board meetings regarding the management of each Fund. In addition to the investment advisory services to be provided to the Funds, the Board, at the August 2009 Board meeting, considered that BGFA also will continue to provide management and administrative services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Funds, and that these services were expected to be consistent with the services BGFA currently performs under the Current Advisory Agreements.

The Board noted the representations of BGFA, BGI and BlackRock that the Transaction was not expected to have any adverse effect on the resources and strengths of BGFA in managing the Funds. The Board also considered that the Funds and their shareholders may benefit from having direct access to BlackRock’s state of the art technology and risk management analytic tools, including the investment tools provided under the BlackRock Solutions® brand name. The Board discussed BlackRock’s current financial condition, its anticipated financial condition following the completion of the Transaction and its lines of business. The Board also discussed BGFA’s anticipated financial condition following the completion of the Transaction. The Board discussed BlackRock’s current ownership structure and expected ownership structure following the completion of the Transaction. The Board was advised that BlackRock operates as an independent firm, with its own Board of Directors and no majority shareholder. The Board was also advised that while BlackRock’s largest shareholders, Merrill Lynch, a wholly owned subsidiary of Bank of America, and PNC, are important clients and strategic partners of BlackRock, they are not involved in the firm’s day-to-day management or operations.

Based on the discussions held and the materials presented at the June, July and August 2009 Board meetings and prior Board meetings, the Board determined that the Transaction would not likely cause an adverse change in the nature, extent and quality of the services to be provided by BGFA under the New Advisory Agreements compared with the services provided by BGFA under the Current Advisory Agreements and that the Board expects that the quality of such services will continue to be appropriate.

86	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of New Investment Advisory Agreements (Unaudited) (Continued)

iSHARES® TRUST

Funds’ expenses and performance of the Funds – The Board received and reviewed statistical information prepared by Lipper at the June 2009 meeting and also received information at prior meetings regarding the expense ratio components of the Funds, including advisory fees, waivers and reimbursements, and gross and net total expenses, in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising a Fund’s peer group pursuant to Lipper’s proprietary methodology and, for certain Funds, registered investment companies that would otherwise have been excluded from Lipper’s comparison group due to certain differentiating factors, but were nonetheless included at the request of BGFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by most of the Funds, the Lipper Groups sometimes included mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to certain Funds.

The Board noted that the investment advisory fees and overall expenses for the Funds were generally lower than the median or average investment advisory fee rates and overall expenses of the Funds in their Lipper Groups with respect to the Current and New Advisory Agreements. The Board took into account that the fee rates for each Fund under the New Advisory Agreements are identical to the fee rates under the respective Current Advisory Agreements. Further, the Board noted that representatives of BGFA and BlackRock had confirmed that there is no present intention to alter the advisory fee rates, expense waivers or expense reimbursements currently in effect for the Funds for a period of two years from the date of the closing of the Transaction.

In addition to reviewing the fees and expenses, the Board noted that it regularly reviews each Fund’s performance and at the June 2009 meeting reviewed statistical information prepared by Lipper regarding the performance of each Fund for the quarter-end, one-, three-, five-and ten-year periods, as applicable, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Groups track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of the relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their performance benchmark indices over the relevant periods. In considering this information, the Board took into account that the Lipper Groups include funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its benchmark index and that during the prior year the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indices. This comparative performance information was also considered by the Board. The Board considered BGFA’s substantial investment advisory experience and capabilities, as well as the possibility of additional resources and support from BlackRock following the completion of the Transaction, but noted that the effect, if any, the consummation of the Transaction would have on the future performance of the Funds could not be predicted.

Based on this review, the Board had concluded that the investment advisory fee rates and expense levels and the historical performance of each Fund, as compared to the investment advisory fee rates and expense levels and performance of the funds in the relevant Lipper Group, were satisfactory for the purposes of approving the Current Advisory Agreements and concluded that these comparisons continued to be satisfactory for the purpose of approving the New Advisory Agreements.

BOARD REVIEW AND APPROVAL OF NEW INVESTMENT ADVISORY AGREEMENTS	87

Board Review and Approval of New Investment Advisory Agreements (Unaudited) (Continued)

iSHARES® TRUST

Cost of services provided and profits realized by BGFA from the relationship with each Fund – The Board considered that at the June 2009 Board meeting and at prior meetings, it had reviewed information about the profitability of BGFA with respect to the Funds based on the fees payable to BGFA and its affiliates (including fees under the Current Advisory Agreements), and all other sources of revenue and expense to BGFA and its affiliates from the Funds’ operations for the last calendar year. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BGI from securities lending by the Companies (including any securities lending by the Funds). The Board also discussed BGFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below).

In evaluating the costs of the services to be provided by BGFA under the New Advisory Agreements, the Board considered, among other things, whether advisory fee rates or other expenses would change as a result of the Transaction. The Board noted that the New Advisory Agreements are similar to the Current Advisory Agreements, including the fact that the fee rates under the Agreements are identical and that representatives of BGFA and BlackRock represented that there is no present intention due to the Transaction to alter the advisory fee rates, expense waiver or expense reimbursements currently in effect for the Funds for a period of two years from the date of the closing of the Transaction. It was noted that it was not possible to predict how the Transaction would affect BGFA’s profitability from its relationship with the Funds. Potential cost savings had been described by BlackRock representatives that may be achieved by BlackRock immediately following the Transaction, but even if all of such savings were realized by BGFA in connection with the management of the Funds, BGFA’s profitability in respect of the Funds was not expected to increase in a significant respect. BGFA, BlackRock and the Board discussed how profitability will be calculated and presented to the Board following the Transaction, and the Board reviewed BlackRock’s 2008 profitability methodology with respect to its registered funds. The Board expects to receive profitability information from BGFA on at least an annual basis following the completion of the Transaction and thus be in a position to evaluate whether any adjustments in Fund fees would be appropriate.

The extent to which economies of scale would be realized as a Fund grows and whether fee levels would reflect such economies of scale – In connection with its review of the Funds’ profitability analysis at the June 2009 meeting, the Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets. At the June 2009 Board meeting, the Board also reviewed BGFA’s historic profitability as investment adviser to the iShares fund complex and noted that BGFA had continued to make significant investments in the iShares fund complex, that expenses had grown at a pace similar to the growth in revenue, and that BGFA had incurred operating losses during earlier years when the iShares funds, including the Funds, had not yet reached scale. The Board further noted that the Current and New Advisory Agreements provide for breakpoints in certain Funds’ investment advisory fee rates as the assets of the Funds, on an aggregated basis with the assets of certain other Funds, increase and that breakpoints were implemented the previous year for certain Funds. The Board noted that for certain other Funds, the Current and New Advisory Agreements do not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase; however, the Board further noted that possible future economies of scale for those Funds had, in many cases, been taken into consideration by fixing the investment advisory fees at rates at the lower end of the marketplace, effectively giving Fund shareholders, from inception, the benefits of the lower average fee shareholders may have received from a fee structure with declining breakpoints where the initial fee was higher. At the June 2009 Board meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fee rates, with the breakpoints for certain Funds, reflected appropriate sharing of economies of scale with the Funds’ shareholders.

The Board noted representations from BGFA and BlackRock that BGFA will continue to make significant investments in the iShares fund complex and the infrastructure supporting the Funds. The Board determined that changes to the fee structure were not currently necessary and that the Funds appropriately participate in economies of scale. It was noted that it was not possible to evaluate how the Transaction would create opportunities for additional economies of scale. The Board expects to consider economies of scale on at least an annual basis following completion of the Transaction and thus be in a position to evaluate additional economies of scale, if any.

88	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of New Investment Advisory Agreements (Unaudited) (Continued)

iSHARES® TRUST

Fees and services provided for other comparable funds/accounts managed by BGFA and its Affiliates – At the June 2009 Board meeting, the Board received and considered certain information regarding the Funds’ annual investment advisory fee rates under the Current Advisory Agreements in comparison to the investment advisory/management fee rates for other funds/accounts for which BGFA or BGI provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts (together, the “Other Accounts”). The Board noted that directly comparable investment advisory/management fee information was not available for many of the Funds, as BGFA and its affiliates do not manage any Other Accounts with substantially similar investment objectives and strategies as many of the Funds. The Board noted, however, that BGFA provided the Board with general information regarding how the level of services provided to the Other Accounts differed from the level of services provided to the Funds. Furthermore, in reviewing the comparative investment advisory/management fee information for the Funds for which such information was available, the Board considered the general structure of investment advisory/management fees in relation to the nature and extent of services provided to the Funds in comparison with the nature and extent of services provided to the Other Accounts, including, among other things, the level of complexity in managing the Funds and the Other Accounts under differing regulatory requirements and client guidelines. The Board noted that the investment advisory fee rates under the Current Advisory Agreements for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts for which BGFA or BGI provides investment advisory/management services, but that the differences appeared to be attributable to, among other things, the type and level of services provided and/or the asset levels of the Other Accounts. Based on this review, the Board determined that the investment advisory fee rates under the Current and New Advisory Agreements do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Current and New Advisory Agreements are fair and reasonable.

Other benefits to BGFA and its affiliates, including fall-out benefits – In evaluating the fall-out and any other ancillary benefits received by BGFA under the Current Advisory Agreements, the Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Funds by BGFA or its affiliates, such as any payment of revenue to BGI, the Trust’s current securities lending agent, for loaning any portfolio securities, and payment of advisory fees and/or administration fees to BGFA and BGI in connection with any investments by the Funds in other funds for which BGFA provides investment advisory services and/or BGI provides administration services. The Board noted that while revenue to BGI in connection with securities lending agency services to the Funds increased overall as against the previous year, overall revenue increased by approximately the same percentage as overall expenses. The Board noted that BGFA does not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through an affiliate of BGFA or purchased from an underwriting syndicate in which an Adviser affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. Any fall-out or ancillary benefits as a result of the Transaction were difficult to quantify with certainty at this time, and the Board indicated that it would continue to evaluate them going forward.

Conclusion – The Board examined the totality of the information they were provided at the June, July and August 2009 Board meetings, and information they received at other meetings held during the past year, and did not identify any single factor discussed previously as controlling. Based on this analysis, the Board determined that the New Advisory Agreements, including the investment advisory fee rates thereunder, are fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Funds and their shareholders to unanimously approve the New Advisory Agreements.

BOARD REVIEW AND APPROVAL OF NEW INVESTMENT ADVISORY AGREEMENTS	89

Notes:

90	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	91

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares Russell Domestic Index Funds	Trading Symbol
iShares Russell 3000	IWV
iShares Russell 3000 Growth	IWZ
iShares Russell 3000 Value	IWW
iShares Russell Top 200	IWL
iShares Russell Top 200 Growth	IWY
iShares Russell Top 200 Value	IWX
iShares Russell 1000	IWB
iShares Russell 1000 Growth	IWF
iShares Russell 1000 Value	IWD
iShares Russell Midcap	IWR
iShares Russell Midcap Growth	IWP
iShares Russell Midcap Value	IWS
iShares Russell 2000	IWM
iShares Russell 2000 Growth	IWO
iShares Russell 2000 Value	IWN
iShares Russell Microcap	IWC

iShares S&P Domestic Index Funds
iShares S&P 1500	ISI
iShares S&P 100	OEF
iShares S&P 500	IVV
iShares S&P 500 Growth	IVW
iShares S&P 500 Value	IVE
iShares S&P MidCap 400	IJH
iShares S&P MidCap 400 Growth	IJK
iShares S&P MidCap 400 Value	IJJ
iShares S&P SmallCap 600	IJR
iShares S&P SmallCap 600 Growth	IJT
iShares S&P SmallCap 600 Value	IJS

iShares Morningstar Domestic Index Funds
iShares Morningstar Large Core	JKD
iShares Morningstar Large Growth	JKE
iShares Morningstar Large Value	JKF
iShares Morningstar Mid Core	JKG
iShares Morningstar Mid Growth	JKH
iShares Morningstar Mid Value	JKI
iShares Morningstar Small Core	JKJ
iShares Morningstar Small Growth	JKK
iShares Morningstar Small Value	JKL

iShares Dow Jones Domestic Index Funds
iShares Dow Jones U.S.	IYY

iShares KLD Socially Responsible Index Funds
iShares FTSE KLD 400 Social	DSI
iShares FTSE KLD Select Social	KLD

iShares NYSE Domestic Index Funds
iShares NYSE Composite	NYC
iShares NYSE 100	NY

iShares Domestic Specialty Index Funds	Trading Symbol
iShares S&P U.S. Preferred Stock	PFF
iShares Dow Jones Select Dividend	DVY

iShares North American Sector/Subsector Index Funds
iShares S&P North American Technology Sector	IGM
iShares S&P North American Technology-Multimedia
Networking	IGN
iShares S&P North American Technology-Semiconductors	IGW
iShares S&P North American Technology-Software	IGV
iShares S&P North American Natural Resources Sector	IGE

iShares Domestic Sector Index Funds
iShares Dow Jones U.S. Basic Materials Sector	IYM
iShares Dow Jones U.S. Consumer Goods Sector	IYK
iShares Dow Jones U.S. Consumer Services Sector	IYC
iShares Dow Jones U.S. Energy Sector	IYE
iShares Dow Jones U.S. Financial Sector	IYF
iShares Dow Jones U.S. Healthcare Sector	IYH
iShares Dow Jones U.S. Industrial Sector	IYJ
iShares Dow Jones U.S. Technology Sector	IYW
iShares Dow Jones U.S. Telecommunications Sector	IYZ
iShares Dow Jones U.S. Utilities Sector	IDU

iShares Domestic Subsector Index Funds
iShares Dow Jones Transportation Average	IYT
iShares Dow Jones U.S. Aerospace & Defense	ITA
iShares Dow Jones U.S. Broker-Dealers	IAI
iShares Dow Jones U.S. Financial Services	IYG
iShares Dow Jones U.S. Healthcare Providers	IHF
iShares Dow Jones U.S. Home Construction	ITB
iShares Dow Jones U.S. Insurance	IAK
iShares Dow Jones U.S. Medical Devices	IHI
iShares Dow Jones U.S. Oil & Gas Exploration & Production	IEO
iShares Dow Jones U.S. Oil Equipment & Services	IEZ
iShares Dow Jones U.S. Pharmaceuticals	IHE
iShares Dow Jones U.S. Regional Banks	IAT
iShares Nasdaq Biotechnology	IBB

iShares Domestic Real Estate Index Funds
iShares Cohen & Steers Realty Majors	ICF
iShares Dow Jones U.S. Real Estate	IYR
iShares FTSE NAREIT Real Estate 50	FTY
iShares FTSE NAREIT Industrial/Office Capped	FIO
iShares FTSE NAREIT Mortgage Plus Capped	REM
iShares FTSE NAREIT Residential Plus Capped	REZ
iShares FTSE NAREIT Retail Capped	RTL

iShares Target Risk Index Funds
iShares S&P Conservative Allocation	AOK
iShares S&P Moderate Allocation	AOM
iShares S&P Growth Allocation	AOR
iShares S&P Aggressive Allocation	AOA

92	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds (Continued)

iShares International Country Index Funds	Trading Symbol
iShares FTSE China (HK Listed)	FCHI
iShares FTSE/Xinhua China 25	FXI
iShares MSCI Australia	EWA
iShares MSCI Austria Investable Market	EWO
iShares MSCI Belgium Investable Market	EWK
iShares MSCI Brazil	EWZ
iShares MSCI Canada	EWC
iShares MSCI Chile Investable Market	ECH
iShares MSCI France	EWQ
iShares MSCI Germany	EWG
iShares MSCI Hong Kong	EWH
iShares MSCI Israel Capped Investable Market	EIS
iShares MSCI Italy	EWI
iShares MSCI Japan	EWJ
iShares MSCI Japan Small Cap	SCJ
iShares S&P/TOPIX 150	ITF
iShares MSCI Malaysia	EWM
iShares MSCI Mexico Investable Market	EWW
iShares MSCI Netherlands Investable Market	EWN
iShares MSCI All Peru Capped	EPU
iShares MSCI Singapore	EWS
iShares MSCI South Africa	EZA
iShares MSCI South Korea	EWY
iShares MSCI Spain	EWP
iShares MSCI Sweden	EWD
iShares MSCI Switzerland	EWL
iShares MSCI Taiwan	EWT
iShares MSCI Thailand Investable Market	THD
iShares MSCI Turkey Investable Market	TUR
iShares MSCI United Kingdom	EWU

iShares International Index Funds
iShares MSCI ACWI ex US	ACWX
iShares MSCI EAFE	EFA
iShares MSCI EAFE Growth	EFG
iShares MSCI EAFE Value	EFV
iShares MSCI EAFE Small Cap	SCZ
iShares FTSE Developed Small Cap ex-North America	IFSM
iShares MSCI Emerging Markets	EEM
iShares MSCI Emerging Markets Eastern Europe	ESR
iShares S&P Emerging Markets Infrastructure	EMIF
iShares MSCI BRIC	BKF
iShares MSCI EMU	EZU
iShares MSCI All Country Asia ex Japan	AAXJ
iShares MSCI Pacific ex-Japan	EPP
iShares S&P Asia 50	AIA
iShares S&P Europe 350	IEV
iShares S&P Latin America 40	ILF

iShares International/Global Real Estate Index Funds
iShares S&P Developed ex-U.S. Property	WPS
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S.	IFGL
iShares FTSE EPRA/NAREIT Developed Asia	IFAS
iShares FTSE EPRA/NAREIT Developed Europe	IFEU
iShares FTSE EPRA/NAREIT North America	IFNA

iShares International Specialty Index Funds
iShares Dow Jones International Select Dividend	IDV

iShares Target Date Index Funds	Trading Symbol
iShares S&P Target Date Retirement Income	TGR
iShares S&P Target Date 2010	TZD
iShares S&P Target Date 2015	TZE
iShares S&P Target Date 2020	TZG
iShares S&P Target Date 2025	TZI
iShares S&P Target Date 2030	TZL
iShares S&P Target Date 2035	TZO
iShares S&P Target Date 2040	TZV

iShares Global Index Funds
iShares MSCI ACWI	ACWI
iShares S&P Global 100	IOO
iShares MSCI Kokusai	TOK

iShares Global Sector Index Funds
iShares S&P Global Consumer Discretionary Sector	RXI
iShares S&P Global Consumer Staples Sector	KXI
iShares S&P Global Energy Sector	IXC
iShares S&P Global Financials Sector	IXG
iShares S&P Global Healthcare Sector	IXJ
iShares S&P Global Industrials Sector	EXI
iShares S&P Global Materials Sector	MXI
iShares S&P Global Technology Sector	IXN
iShares S&P Global Telecommunications Sector	IXP
iShares S&P Global Utilities Sector	JXI

iShares Global Theme Based Index Funds
iShares S&P Global Clean Energy	ICLN
iShares S&P Global Infrastructure	IGF
iShares S&P Global Nuclear Energy	NUCL
iShares S&P Global Timber & Forestry	WOOD

iShares U.S. Multisector Bond Funds
iShares Barclays Aggregate	AGG
iShares Barclays Government/Credit	GBF
iShares Barclays Intermediate Government/Credit	GVI

iShares U.S. Government Bond Funds
iShares Barclays Short Treasury	SHV
iShares Barclays 1-3 Year Treasury	SHY
iShares Barclays 3-7 Year Treasury	IEI
iShares Barclays 7-10 Year Treasury	IEF
iShares Barclays 10-20 Year Treasury	TLH
iShares Barclays 20+ Year Treasury	TLT
iShares Barclays TIPS	TIP
iShares Barclays Agency	AGZ

iShares U.S. Credit Bond Funds
iShares Barclays Credit	CFT
iShares Barclays 1-3 Year Credit	CSJ
iShares Barclays Intermediate Credit	CIU
iShares iBoxx $ Investment Grade Corporate	LQD
iShares iBoxx $ High Yield Corporate	HYG

iShares U.S. Securitized Bond Funds
iShares Barclays MBS	MBB

iSHARES FAMILY OF FUNDS	93

The iShares® Family of Funds (Continued)

iShares AMT-Free Municipal Bond Funds	Trading Symbol
iShares S&P National AMT-Free Municipal	MUB
iShares S&P Short Term National AMT-Free Municipal	SUB
iShares S&P California AMT-Free Municipal	CMF
iShares S&P New York AMT-Free Municipal	NYF

iShares International Bond Funds	Trading Symbol
iShares JPMorgan USD Emerging Markets	EMB
iShares S&P/Citigroup International Treasury	IGOV
iShares S&P/Citigroup 1-3 Year International Treasury	ISHG

iShares® is a registered trademark of Barclays Global Investors, N.A. (“BGI”). The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, J.P. Morgan Securities Inc., MSCI Inc., Morningstar Inc., The NASDAQ OMX Group, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Frank Russell Company or Standard & Poor’s, nor are they sponsored or endorsed by Barclays Capital. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above except Barclays Capital, which is an affiliate of BGI. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50/Residential/Retail/Mortgage REITs or Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Global Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT, and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited. “NAREIT®” is a trademark of NAREIT; “EPRA®” is a trademark of EPRA.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2009 Semi-Annual Report.

iS-1437-1009

94	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Dear iShares Shareholder: Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online. Once you have enrolled, you will no longer receive shareholder reports and prospectuses in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com and is available to be viewed or downloaded. To sign up for electronic delivery, please follow these simple steps: 1. Go to www.icsdelivery.com. 2. From the main page, select the first letter of your brokerage firm’s name. 3. Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser. 4. Fill out the appropriate information and provide the e-mail address where you would like your notifications sent. Your information and e-mail address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

For more information:

WWW.iSHARES.COM

1-800-iShares (1-800-474-2737)

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. BGFA is a subsidiary of Barclays Global Investors, N.A. (BGI), neither of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard & Poor’s or The NASDAQ OMX Group, Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above.

©2009 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners. Investing involves risk, including possible loss of principal. A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov. The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

The Funds’ complete schedules of portfolio holdings for this report are also available without charge, upon request, by calling toll-free 1-800-474-2737.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

iS-SAR-31-0909

LET’S BUILD A BETTER INVESTMENT WORLD®.

iShares®

2009 SEMI-ANNUAL REPORT TO SHAREHOLDERS

iSHARES® S&P SERIES

SEPTEMBER 30, 2009

iShares S&P Asia 50 Index Fund | AIA | NYSE Arca
iShares S&P Developed ex-U.S. Property Index Fund | WPS | NYSE Arca
iShares S&P Europe 350 Index Fund | IEV | NYSE Arca
iShares S&P Latin America 40 Index Fund | ILF | NYSE Arca
iShares S&P/TOPIX 150 Index Fund | ITF | NYSE Arca
iShares S&P Emerging Markets Infrastructure Index Fund | EMIF | NASDAQ

iShares®

Fund Performance Overview

iSHARES® S&P ASIA 50 INDEX FUND

Performance as of September 30, 2009

The iShares S&P Asia 50 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Asia 50 Index™ (the “Index”). The Index is a free float-adjusted market capitalization-weighted index that is designed to measure the performance of the 50 leading companies from four Asian markets: Hong Kong, Singapore, South Korea and Taiwan. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2009, the total return for the Fund was 53.11%, while the total return for the Index was 54.11%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 9/30/09			Inception to 9/30/09			Inception to 9/30/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
20.23%	17.41%	21.07%	(9.97)%	(9.84)%	(9.42)%	(17.97)%	(17.74)%	(17.01)%

Total returns for the period since inception are calculated from the inception date of the Fund (11/13/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAVreturn is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 9/30/09
Sector	Percentage of Net Assets
Financial	31.25%

Technology	21.87

Communications	9.77

Industrial	8.26

Basic Materials	7.70

Energy	6.10

Consumer Cyclical	5.43

Diversified	3.70

Utilities	3.62

Consumer Non-Cyclical	1.94

Short-Term and Other Net Assets	0.36

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/09
Security	Percentage of Net Assets
Samsung Electronics Co. Ltd. (South Korea)	11.90%

Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	6.12

China Mobile Ltd. (China)	5.97

Industrial and Commercial Bank of China Ltd. Class H (China)	4.10

China Life Insurance Co. Ltd. Class H (China)	3.75

Hon Hai Precision Industry Co. Ltd. (Taiwan)	3.56

POSCO (South Korea)	3.55

China Construction Bank Class H (China)	3.12

PetroChina Co. Ltd. Class H (China)	2.77

Sun Hung Kai Properties Ltd. (Hong Kong)	2.69

TOTAL	47.53%

FUND PERFORMANCE OVERVIEWS	1

Fund Performance Overview

iSHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND

Performance as of September 30, 2009

The iShares S&P Developed ex-U.S. Property Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Developed ex US Property Index™ (the “Index”). The Index is a free float-adjusted market capitalization-weighted index that defines and measures the investable universe of publicly-traded real estate companies domiciled in developed countries outside of the United States. The companies in the Index are engaged in real estate-related activities, such as property ownership, management, development, rental and investment. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2009, the total return for the Fund was 67.92%, while the total return for the Index was 67.18%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 9/30/09			Inception to 9/30/09			Inception to 9/30/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
5.61%	2.23%	4.52%	(16.45)%	(16.42)%	(17.01)%	(32.33)%	(32.27)%	(33.34)%

Total returns for the period since inception are calculated from the inception date of the Fund (7/30/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAVreturn is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (8/3/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAVreturns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

2	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND

PORTFOLIO ALLOCATION As of 9/30/09
Industry/Investment Type	Percentage of Net Assets
Real Estate Operating/Development	34.07%

REITs – Diversified	28.10

Real Estate Management/Services	12.92

REITs – Shopping Centers	11.87

REITs – Office Property	7.50

Building – Residential/Commercial	1.38

Hotels and Motels	1.17

REITs – Apartments	0.73

REITs – Warehouse/Industrial	0.55

REITs – Hotels	0.28

Investment Companies	0.22

REITs – Health Care	0.22

REITs – Storage	0.16

REITs – Regional Malls	0.08

Diversified Operations	0.08

Theaters	0.06

Short-Term and Other Net Assets	0.61

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/09
Security	Percentage of Net Assets
Westfield Group (Australia)	6.49%

Sun Hung Kai Properties Ltd. (Hong Kong)	5.17

Mitsubishi Estate Co. Ltd. (Japan)	4.53

Unibail-Rodamco SE (France)	4.47

Cheung Kong (Holdings) Ltd. (Hong Kong)	4.45

Mitsui Fudosan Co. Ltd. (Japan)	3.25

Stockland Corp. Ltd. (Australia)	2.10

CapitaLand Ltd. (Singapore)	2.02

Land Securities Group PLC (United Kingdom)	1.85

Sumitomo Realty & Development Co. Ltd. (Japan)	1.84

TOTAL	36.17%

FUND PERFORMANCE OVERVIEWS	3

Fund Performance Overview

iSHARES® S&P EUROPE 350 INDEX FUND

Performance as of September 30, 2009

The iShares S&P Europe 350 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Europe 350 Index™ (the “Index”). The Index measures the performance of the stocks of leading companies in the following countries: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2009, the total return for the Fund was 53.27%, while the total return for the Index was 53.92%.

Average Annual Total Returns

Year Ended 9/30/09			Five Years Ended 9/30/09			Inception to 9/30/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1.44%	0.11%	1.87%	6.07%	6.06%	6.52%	1.91%	1.94%	2.31%

Cumulative Total Returns

Year Ended 9/30/09			Five Years Ended 9/30/09			Inception to 9/30/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1.44%	0.11%	1.87%	34.28%	34.18%	37.14%	18.93%	19.26%	23.31%

Total returns for the period since inception are calculated from the inception date of the Fund (7/25/00). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/28/00), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

4	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

PORTFOLIO ALLOCATION As of 9/30/09
Sector	Percentage of Net Assets
Financial	25.66%

Consumer Non-Cyclical	22.05

Energy	10.99

Communications	10.45

Industrial	8.87

Basic Materials	7.65

Utilities	6.75

Consumer Cyclical	5.18

Technology	1.42

Diversified	0.57

Short-Term and Other Net Assets	0.41

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/09
Security	Percentage of Net Assets
HSBC Holdings PLC (United Kingdom)	3.08%

BP PLC (United Kingdom)	2.57

Nestle SA Registered (Switzerland)	2.43

Total SA (France)	2.16

Novartis AG Registered (Switzerland)	2.04

Banco Santander SA (Spain)	2.04

Vodafone Group PLC (United Kingdom)	1.83

Telefonica SA (Spain)	1.79

Roche Holding AG Genusschein (Switzerland)	1.76

GlaxoSmithKline PLC (United Kingdom)	1.58

TOTAL	21.28%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

Performance as of September 30, 2009

The iShares S&P Latin America 40 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Latin America 40 Index™ (the “Index”). The Index is comprised of selected equities trading on the exchanges of five Latin American countries. The Index includes highly liquid securities from major economic sectors of the Mexican and South American equity markets. Companies from Mexico, Brazil, Peru, Argentina and Chile are represented in the Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2009, the total return for the Fund was 69.40%, while the total return for the Index was 72.30%.

Average Annual Total Returns

Year Ended 9/30/09			Five Years Ended 9/30/09			Inception to 9/30/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
13.95%	14.51%	13.08%	28.98%	28.68%	29.04%	25.20%	25.21%	25.36%

Cumulative Total Returns

Year Ended 9/30/09			Five Years Ended 9/30/09			Inception to 9/30/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
13.95%	14.51%	13.08%	256.95%	252.84%	257.78%	494.80%	495.29%	501.66%

Total returns for the period since inception are calculated from the inception date of the Fund (10/25/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/26/01), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

6	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

PORTFOLIO ALLOCATION As of 9/30/09
Sector	Percentage of Net Assets
Basic Materials	23.88%

Financial	22.38

Energy	15.86

Communications	14.23

Utilities	7.27

Consumer Non-Cyclical	6.77

Industrial	4.20

Consumer Cyclical	3.77

Diversified	1.29

Short-Term and Other Net Assets	0.35

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/09
Security	Percentage of Net Assets
Itau Unibanco Holding SA SP ADR (Brazil)	12.10%

Petroleo Brasileiro SA SP ADR (Brazil)	11.55

Vale SA Preferred SP ADR (Brazil)	11.34

America Movil SAB de CV Series L (Mexico)	9.91

Banco Bradesco SA Preferred SP ADR (Brazil)	5.13

Petroleo Brasileiro SA Preferred SP ADR (Brazil)	4.31

Companhia de Bebidas das Americas Preferred SP ADR (Brazil)	4.12

Companhia Siderurgica Nacional SA SP ADR (Brazil)	3.64

Cemex SAB de CV CPO (Mexico)	3.10

Gerdau SA Preferred SP ADR (Brazil)	2.90

TOTAL	68.10%

7	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P/TOPIX 150 INDEX FUND

Performance as of September 30, 2009

The iShares S&P/TOPIX 150 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P/TOPIX 150 Index™ (the “Index”). The Index is comprised of approximately 60% of the market value of the Japanese equity market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2009, the total return for the Fund was 29.71%, while the total return for the Index was 28.79%.

Average Annual Total Returns

Year Ended 9/30/09			Five Years Ended 9/30/09			Inception to 9/30/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(3.94)%	(8.08)%	(6.05)%	1.65%	1.28%	1.84%	2.19%	2.03%	2.32%

Cumulative Total Returns

Year Ended 9/30/09			Five Years Ended 9/30/09			Inception to 9/30/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(3.94)%	(8.08)%	(6.05)%	8.55%	6.55%	9.54%	18.79%	17.32%	20.03%

Total returns for the period since inception are calculated from the inception date of the Fund (10/23/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/26/01), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 9/30/09
Sector	Percentage of Net Assets
Consumer Cyclical	27.11%

Industrial	21.55

Financial	15.65

Consumer Non-Cyclical	10.15

Basic Materials	7.15

Communications	5.74

Technology	5.48

Utilities	5.38

Energy	1.05

Short-Term and Other Net Assets	0.74

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/09
Security	Percentage of Net Assets
Toyota Motor Corp.	6.43%

Mitsubishi UFJ Financial Group Inc.	3.61

Honda Motor Co. Ltd.	2.93

Canon Inc.	2.69

Nippon Telegraph and Telephone Corp.	2.26

Sumitomo Mitsui Financial Group Inc.	2.08

Tokyo Electric Power Co. Inc. (The)	1.83

Sony Corp.	1.78

Takeda Pharmaceutical Co. Ltd.	1.77

Mitsubishi Corp.	1.75

TOTAL	27.13%

8	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P EMERGING MARKETS INFRASTRUCTURE INDEX FUND

Performance as of September 30, 2009

The iShares S&P Emerging Markets Infrastructure Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Emerging Markets Infrastructure Index™ (the “Index”). The Index is designed to track performance of 30 of the largest publicly listed companies in the infrastructure industry in the emerging markets. The Index includes three distinct infrastructure sub-sectors: energy, transportation and utilities. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from June 16, 2009 (inception date of the Fund) through September 30, 2009, the total return for the Fund was 13.33%, while the total return for the Index was 11.92%.

Cumulative Total Returns

Inception to 9/30/09

NAV	MARKET	INDEX
13.33%	14.40%	11.92%

“Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated and are calculated from an inception date of 6/16/09.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/09), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 9/30/09
Industry/Investment Type	Percentage of Net Assets
Electric – Integrated	24.80%

Electric – Generation	14.03

Airport Development/Maintenance	10.88

Petrochemicals	10.78

Diversified Operations	8.74

Exchange-Traded Funds	7.94

Public Thoroughfares	6.63

Oil – Field Services	4.88

Marine Services	3.93

Steel Pipe and Tube	3.20

Gas – Distribution	2.71

Oil Field Machinery & Equipment	1.18

Short-Term and Other Net Assets	0.30

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/09
Security	Percentage of Net Assets
Ultrapar Participacoes SA SP ADR (Brazil)	10.78%

China Merchants Holdings (International) Co. Ltd. (China)	8.74

CEZ AS (Czech Republic)	8.49

Korea Electric Power Corp. SP ADR (South Korea)	6.78

Companhia Energetica de Minas Gerais Preferred SP ADR (Brazil)	5.45

China Oilfield Services Ltd. Class H (China)	4.88

COSCO Pacific Ltd. (China)	3.94

Centrais Eletricas Brasileiras SA SP ADR (Brazil)	3.45

Jiangsu Expressway Co. Ltd. Class H (China)	3.45

Beijing Capital International Airport Co. Ltd. Class H (China)	3.43

TOTAL	59.39%

FUND PERFORMANCE OVERVIEWS	9

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other Funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2009 to September 30, 2009.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value[a] (4/1/09)	Ending Account Value[a] (9/30/09)	Annualized Expense Ratio	Expenses Paid During Period[b] (4/1/09 to 9/30/09)
S&P Asia 50
Actual	$1,000.00	$1,531.10	0.55%	$3.49
Hypothetical (5% return before expenses)	1,000.00	1,022.30	0.55	2.79
S&P Developed ex-U.S. Property
Actual	1,000.00	1,679.20	0.48	3.22
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.43
S&P Europe 350
Actual	1,000.00	1,532.70	0.61	3.87
Hypothetical (5% return before expenses)	1,000.00	1,022.00	0.61	3.09
S&P Latin America 40
Actual	1,000.00	1,694.00	0.50	3.38
Hypothetical (5% return before expenses)	1,000.00	1,022.60	0.50	2.54

10	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value[a] (4/1/09)	Ending Account Value[a] (9/30/09)	Annualized Expense Ratio	Expenses Paid During Period[b] (4/1/09 to 9/30/09)
S&P/TOPIX 150
Actual	$1,000.00	$1,297.10	0.50%	$2.88
Hypothetical (5% return before expenses)	1,000.00	1,022.60	0.50	2.54
S&P Emerging Markets Infrastructure
Actual	1,000.00	1,133.30	0.70	2.17
Hypothetical (5% return before expenses)	1,000.00	1,021.60	0.70	3.55

[a]	Account values are based on a start date of June 16, 2009 (commencement of operations) for the iShares S&P Emerging Markets Infrastructure Index Fund.
[b]

Except for the actual expenses of the iShares S&P Emerging Markets Infrastructure Index Fund, actual and hypothetical expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Actual expenses for the iShares S&P Emerging Markets Infrastructure Index Fund, which commenced operations on June 16, 2009, are calculated using the Fund’s annualized expenses ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (106 days) and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	11

Schedule of Investments (Unaudited)

iSHARES® S&P ASIA 50 INDEX FUND

September 30, 2009

Security	Shares	Value
COMMON STOCKS – 99.64%

CHINA – 22.80%
China Communications Construction Co. Ltd. Class Ha	580,000	$627,893
China Construction Bank Class H	4,350,000	3,474,365
China Life Insurance Co. Ltd. Class H	957,000	4,167,554
China Mobile Ltd.	681,500	6,647,880
CNOOC Ltd.	2,088,000	2,807,331
Industrial and Commercial Bank of China Ltd. Class H	6,061,000	4,567,227
PetroChina Co. Ltd. Class H	2,726,000	3,081,239

		25,373,489

HONG KONG – 16.95%
BOC Hong Kong (Holdings) Ltd.	478,500	1,049,606
Cheung Kong (Holdings) Ltd.	174,000	2,208,102
CLP Holdings Ltd.	246,500	1,673,008
Esprit Holdings Ltd.	162,400	1,089,645
Hang Seng Bank Ltd.	95,700	1,379,306
Hong Kong and China Gas Co. Ltd. (The)	522,000	1,318,799
Hong Kong Exchanges and Clearing Ltd.	145,000	2,628,693
Hutchison Whampoa Ltd.	290,000	2,093,599
Li & Fung Ltd.	348,000	1,403,217
Sun Hung Kai Properties Ltd.	203,000	2,991,284
Swire Pacific Ltd. Class A	87,000	1,022,664

		18,857,923

SINGAPORE – 9.57%
DBS Group Holdings Ltd.	211,500	1,993,343
Keppel Corp. Ltd.	174,000	1,000,248
Oversea-Chinese Banking Corp. Ltd.[a]	377,000	2,100,316
Singapore Airlines Ltd.	60,000	586,778
Singapore Telecommunications Ltd.	957,000	2,207,338
United Overseas Bank Ltd.	145,000	1,726,766
Wilmar International Ltd.	232,000	1,040,588

		10,655,377

SOUTH KOREA – 28.54%
Hyundai Heavy Industries Co. Ltd.	8,990	1,373,393
Hyundai Motor Co. Ltd.	22,794	2,157,039
KB Financial Group Inc.[b]	50,518	2,593,965

Security	Shares	Value
Korea Electric Power Corp.[b]	33,930	$1,030,931
KT&G Corp.	18,565	1,125,008
LG Electronics Inc.	12,180	1,297,339
POSCO	9,570	3,955,519
Samsung C&T Corp.	17,400	803,361
Samsung Electronics Co. Ltd.	19,140	13,239,211
Shinhan Financial Group Co. Ltd.[b]	62,068	2,475,872
SK Energy Co. Ltd.	8,415	899,885
SKTelecom Co. Ltd. SP ADR	46,139	805,125

		31,756,648

TAIWAN – 21.78%
ASUSTeK Computer Inc.	552,572	948,798
AU Optronics Corp.	1,015,273	986,913
Cathay Financial Holding Co. Ltd.[b]	841,750	1,398,204
China Steel Corp.	1,334,130	1,240,839
Chunghwa Telecom Co. Ltd.	683,358	1,230,759
Formosa Chemicals & Fibre Corp.	464,490	892,917
Formosa Plastics Corp.	638,030	1,299,955
Hon Hai Precision Industry Co. Ltd.	986,685	3,959,262
HTC Corp.	94,215	1,034,525
MediaTek Inc.	145,731	2,429,757
Nan Ya Plastic Corp.	725,010	1,186,249
Taiwan Semiconductor Manufacturing Co. Ltd.	3,393,343	6,808,219
United Microelectronics Corp.[b]	1,682,430	824,259

		24,240,656

TOTAL COMMON STOCKS (Cost: $100,215,876)		110,884,093

SHORT-TERM INVESTMENTS – 0.69%

MONEY MARKET FUNDS – 0.69%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.22%[c,d,e]	644,141	644,141
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.18%[c,d,e]	98,309	98,309

12	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P ASIA 50 INDEX FUND

September 30, 2009

Security	Shares	Value

Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.04%[c,d]	23,483	$23,483

		765,933

TOTAL SHORT-TERM INVESTMENTS
(Cost: $765,933)		765,933

TOTAL INVESTMENTS IN SECURITIES – 100.33% (Cost: $100,981,809)		111,650,026

Other Assets, Less Liabilities – (0.33)%		(371,788)

NET ASSETS – 100.00%		$111,278,238

SP ADR – Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited)

iSHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND

September 30, 2009

Security	Shares	Value
COMMON STOCKS – 99.34%

AUSTRALIA – 17.52%
Abacus Property Group	334,341	$129,832
Ardent Leisure Group	84,535	107,060
Aspen Group Ltd.	154,483	67,488
Astro Japan Property Trust	184,266	74,807
Atrium European Real Estate Ltd.[a]	50,605	363,189
Australand Property Group	285,041	133,328
BGP Holdings PLC[b]	1,986,852	290
Bunnings Warehouse Property Trust	69,165	106,518
Centro Retail Group	328,222	53,589
CFS Retail Property Trust	477,601	847,229
Challenger Diversified Property Group	147,697	61,265
Charter Hall Group	163,212	90,747
Commonwealth Property Office Fund	439,727	368,677
Dexus Property Group	1,054,556	786,440
FKP Property Group	169,563	113,732
Goodman Groupc	1,326,924	778,766
GPT Group	1,943,377	1,174,862
ING Industrial Fund[c]	279,154	155,211
ING Office Fund	638,058	315,346
Lend Lease Corp. Ltd.	96,280	900,702
Macquarie CountryWide Trust	322,074	181,918
Macquarie Office Trust	1,038,316	274,910
Mirvac Group	619,585	918,649
Stockland Corp. Ltd.	531,019	1,912,095
Sunland Group Ltd.	54,201	39,464
Valad Property Group[a]	503,469	66,651
Westfield Group	481,023	5,900,923

		15,923,688

AUSTRIA – 1.59%
CA Immo International AGa	3,422	29,511
CA Immobilien Anlagen AGa	7,917	102,299
conwert Immobilien Invest SEa	16,994	233,249
Immoeast AGa	89,726	553,464
IMMOFINANZ AGa,c	99,557	416,194
Sparkassen Immobilien AGa	14,703	112,185

		1,446,902

BELGIUM – 0.83%
Befimmo SCA	3,480	315,376
Cofinimmo SA	3,161	441,344

		756,720

Security	Shares	Value
CANADA – 3.22%
Artis Real Estate Investment Trust	4,466	$38,073
Boardwalk Real Estate Investment Trust	6,235	223,944
Brookfield Properties Corp.	55,100	623,231
Calloway Real Estate Investment Trust	10,121	179,166
Canadian Apartment Properties Real Estate Investment Trust	9,077	124,742
Canadian Real Estate Investment Trust	8,352	200,766
Chartwell Seniors Housing Real Estate Investment Trust	14,413	89,301
Cominar Real Estate Investment Trust	8,352	151,741
Dundee Real Estate Investment Trust	3,567	64,673
Extendicare Real Estate Investment Trust	9,222	72,174
First Capital Realty Inc.	9,309	166,960
H&R Real Estate Investment Trust	18,473	239,583
Melcor Developments Ltd.	3,799	33,626
MI Developments Inc. Class A	11,513	154,250
Primaris Retail Real Estate Investment Trust	8,526	120,745
RioCan Real Estate Investment Trust	26,187	439,175

		2,922,150

CHINA – 0.27%
Hopson Development Holdings Ltd.	116,000	201,764
RREEF China Commercial Trust	116,000	42,658

		244,422

DENMARK – 0.04%
TK Development A/Sa	6,931	36,062

		36,062

FINLAND – 0.41%
Citycon OYJ	30,160	127,846
Sponda OYJ[a]	43,906	173,921
Technopolis OYJ	13,456	70,610

		372,377

FRANCE – 8.53%
Fonciere des Regions	6,090	708,491
GAGFAH SA	19,749	218,524

14	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND

September 30, 2009

Security	Shares	Value
Gecina SA	4,959	$590,759
Icade	4,234	453,023
Klepierre	19,401	768,656
Mercialys[c]	9,454	375,183
ProLogis European Properties	31,900	198,450
Societe de la Tour Eiffel	1,218	81,878
Societe Immobiliere de Location pour l’Industrie et le Commerce	2,291	295,159
Unibail-Rodamco SE	19,575	4,061,584

		7,751,707

GERMANY – 0.78%
Alstria Office REIT AG	5,191	59,791
Colonia Real Estate AGa	5,191	32,475
Deutsche EuroShop AG	7,424	259,897
Deutsche Wohnen AG Bearer[a,c]	4,959	48,855
DIC Asset AG	3,683	48,182
IVG Immobilien AGa	17,342	189,609
PATRIZIA Immobilien AGa,c	5,945	31,197
TAG Immobilien AGa	7,627	34,560

		704,566

HONG KONG – 22.14%
Champion REIT[c]	435,000	181,296
Cheung Kong (Holdings) Ltd.	319,000	4,048,187
Chinese Estates Holdings Ltd.	145,000	245,095
Far East Consortium International Ltd.	261,000	72,069
Great Eagle Holdings Ltd.[c]	87,000	214,861
Hang Lung Group Ltd.	203,000	1,016,303
Hang Lung Properties Ltd.	435,000	1,602,474
Henderson Land Development Co. Ltd.	232,929	1,532,813
HKR International Ltd.[a]	185,600	73,521
Hongkong Land Holdings Ltd.[c]	261,000	1,135,350
Hopewell Holdings Ltd.	159,500	501,136
Hysan Development Co. Ltd.	145,000	362,966
K. Wah International Holdings Ltd.	232,000	76,036
Kerry Properties Ltd.[c]	145,000	775,511
Kowloon Development Co. Ltd.[c]	87,000	88,683
Link REIT (The)	493,000	1,085,229
Neo-China Land Group (Holdings) Ltd.[a,b]	69,000	27,422
New World China Land Ltd.	266,800	126,342

Security	Shares	Value
Regal Real Estate Investment Trust	290,000	$53,135
Shui On Land Ltd.	449,500	258,098
Sino Land Co. Ltd.	522,000	934,879
Sinolink Worldwide Holdings Ltd.	406,000	102,154
SRE Group Ltd.[a,c]	522,000	51,189
Sun Hung Kai Properties Ltd.	319,000	4,700,589
Sunlight Real Estate Investment Trust	406,000	95,868
Tian An China Investments Co. Ltd.	203,200	123,230
Tomson Group Ltd.	156,565	69,696
Wheelock and Co. Ltd.	174,000	570,267

		20,124,399

ITALY – 0.29%
Beni Stabili SpA	131,660	113,352
Immobiliare Grande Distribuzione SpA	36,888	72,575
Pirelli & C. Real Estate SpA[a]	83,143	78,022

		263,949

JAPAN – 21.08%
AEON Mall Co. Ltd.	17,400	363,217
DA Office Investment Corp.	58	191,098
Daibiru Corp.	11,600	101,185
Daito Trust Construction Co. Ltd.	17,400	761,803
Daiwa House Industry Co. Ltd.	116,000	1,217,848
Frontier Real Estate Investment Corp.	29	225,108
Fukuoka REIT Corp.	29	169,721
Global One Real Estate Investment Corp.	29	214,419
Hankyu REIT Inc.	29	136,036
Heiwa Real Estate Co. Ltd.	43,500	149,640
Japan Excellent Inc.	29	158,709
Japan Logistics Fund Inc.	29	236,444
Japan Office Investment Corp.	29	33,523
Japan Prime Realty Investment Corp.	116	282,696
Japan Real Estate Investment Corp.	87	713,218
Japan Retail Fund Investment Corp.	87	473,212
Kenedix Realty Investment Corp.	58	218,306
Leopalace21 Corp.	29,000	233,529
MID REIT Inc.	58	130,465
Mitsubishi Estate Co. Ltd.	261,000	4,116,066
Mitsui Fudosan Co. Ltd.	174,000	2,951,985
Mori Hills REIT Investment Corp.	29	103,647
MORI TRUST Sogo REIT Inc.	29	234,824
Nippon Accommodations Fund Inc.	29	161,624

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND

September 30, 2009

Security	Shares	Value
Nippon Building Fund Inc.	116	$1,037,762
Nippon Commercial Investment Corp.	58	108,376
Nippon Residential Investment Corp.	58	149,510
Nomura Real Estate Holdings Inc.	14,500	236,282
Nomura Real Estate Office Fund Inc.	58	386,732
NTT Urban Development Corp.	232	213,512
ORIX JREIT Inc.	58	301,223
Premier Investment Corp.	29	120,813
Sankei Building Co. Ltd. (The)	8,700	58,787
Shoei Co. Ltd.	8,700	70,059
Sumitomo Realty & Development Co. Ltd.	91,000	1,669,883
TOC Co. Ltd.	17,400	76,763
Tokyo Tatemono Co. Ltd.	58,000	284,380
Tokyo Theatres Co. Inc.	29,000	56,034
Tokyu Land Corp.	87,000	348,836
TOKYU REIT Inc.	29	145,105
Top REIT Inc.	29	139,923
United Urban Investment Corp.	29	170,369

		19,152,672

NETHERLANDS – 2.69%
Corio NV	16,269	1,120,770
Eurocommercial Properties NV	7,395	292,499
Nieuwe Steen Investments NV	8,207	152,951
Plaza Centers NVa	18,270	38,351
VastNed Offices/Industrial NV	5,307	93,863
VastNed Retail NV	4,118	264,788
Wereldhave NV	4,872	479,270

		2,442,492

NEW ZEALAND – 0.48%
Goodman Property Trust	156,571	113,264
Kiwi Income Property Trust	424,734	325,688

		438,952

NORWAY – 0.13%
Norwegian Property ASA[a]	70,847	119,049

		119,049

SINGAPORE – 7.98%
Allgreen Properties Ltd.	203,000	162,798
Ascendas India Trust	145,000	89,528
Ascendas Real Estate Investment Trust	319,935	438,221
Ascott Residence Trust	116,000	79,444

Security	Shares	Value
Bukit Sembawang Estates Ltd.	29,000	$102,906
Cambridge Industrial Trust	261,000	84,280
CapitaCommercial Trust	493,000	363,876
CapitaLand Ltd.[c]	696,000	1,837,493
CapitaMall Trust Management Ltd.	569,000	747,064
CapitaRetail China Trust	87,000	75,327
CDL Hospitality Trusts[c]	116,000	118,548
City Developments Ltd.	145,000	1,061,992
Frasers Centrepoint Trust	87,000	71,005
Frasers Commercial Trust[c]	609,000	69,153
GuocoLand Ltd.	58,000	89,734
Ho Bee Investment Ltd.	58,000	58,039
Hong Fok Corp. Ltd.[a]	87,400	41,869
Keppel Land Ltd.[c]	145,000	281,963
Mapletree Logistics Trust[c]	290,000	158,476
Singapore Land Ltd.	29,000	111,550
Starhill Global REIT[c]	406,000	172,882
Suntec REIT	406,000	305,426
United Industrial Corp. Ltd.	116,000	151,478
UOL Group Ltd.	145,000	353,997
Wheelock Properties (Singapore) Ltd.	58,000	72,447
Wing Tai Holdings Ltd.	131,000	156,190

		7,255,686

SPAIN – 0.15%
Inmobiliaria Colonial SAa	296,496	78,443
Realia Business SAa	21,170	61,115

		139,558

SWEDEN – 1.40%
Castellum AB	39,730	383,503
Fabege AB	29,609	173,601
Hufvudstaden AB Class A	26,535	212,497
Kungsleden AB	31,349	207,563
Lennart Wallenstam Byggnads AB Class B	8,845	140,084
Wihlborgs Fastigheter AB	8,439	155,979

		1,273,227

SWITZERLAND – 1.37%
Allreal Holding AG Registered	2,407	294,597
Mobimo Holding AG Registered[a]	1,160	183,561
PSP Swiss Property AG Registered[a]	7,917	457,784
Swiss Prime Site AG Registered[a,c]	5,800	306,028

		1,241,970

16	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND

September 30, 2009

Security	Shares	Value
UNITED KINGDOM – 8.44%
Big Yellow Group PLC[a]	24,157	$144,883
British Land Co. PLC[c]	190,762	1,449,812
CLS Holdings PLC[a]	5,104	43,264
Daejan Holdings PLC	1,073	46,781
Derwent London PLC	19,865	387,607
Development Securities PLC	18,067	97,811
Grainger PLC	27,086	128,920
Great Portland Estates PLC	70,412	298,088
Hammerson PLC	154,976	977,315
Helical Bar PLC	20,938	125,611
Land Securities Group PLC	168,229	1,681,607
Liberty International PLC	88,392	678,575
Primary Health Properties PLC	7,830	35,816
SEGRO PLC	162,632	955,888
Shaftesbury PLC	51,823	296,141
St. Modwen Properties PLC	34,423	122,221
UNITE Group PLC	31,436	132,355
Workspace Group PLC	201,579	70,927

		7,673,622

TOTAL COMMON STOCKS
(Cost: $116,630,809)		90,284,170

RIGHTS – 0.05%

AUSTRALIA – 0.01%
Valad Property Group[a,b]	125,867	5,554

		5,554

GERMANY – 0.04%
Deutsche Wohnen AGa	4,959	33,489

		33,489

UNITED KINGDOM – 0.00%
Primary Health Properties PLC[a,b]	1,124	1,007
UNITE Group PLC[a,b]	4,691	994

		2,001

TOTAL RIGHTS
(Cost: $50,131)		41,044

Security	Shares	Value

SHORT-TERM INVESTMENTS – 5.83%

MONEY MARKET FUNDS – 5.83%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.22%[d,e,f]	4,593,022	$4,593,022
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.18%d,e.f	700,984	700,984
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.04%[d,e]	5,242	5,242

		5,299,248

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,299,248)		5,299,248

TOTAL INVESTMENTS IN SECURITIES – 105.22% (Cost: $121,980,188)		95,624,462

Other Assets, Less Liabilities – (5.22)%		(4,742,907)

NET ASSETS – 100.00%		$90,881,555

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited)

iSHARES® S&P EUROPE 350 INDEX FUND

September 30, 2009

Security	Shares	Value
COMMON STOCKS – 99.32%

AUSTRIA – 0.40%
Erste Group Bank AGa	49,644	$2,216,124
OMV AG	35,460	1,429,005
Telekom Austria AG	72,496	1,305,518
voestalpine AG	31,520	1,123,715

		6,074,362

BELGIUM – 1.65%
Anheuser-Busch InBev NV	176,512	8,051,127
Belgacom SA	35,854	1,395,095
Colruyt SA	4,334	1,017,402
Delhaize Group	23,648	1,639,824
Dexia SAa,b	253,736	2,336,581
Fortis[b]	578,451	2,706,515
Groupe Bruxelles Lambert SA	20,882	1,926,626
KBC Groep NVb	48,856	2,451,245
Solvay SA	14,490	1,502,723
UCB SA	22,458	946,727
Umicore	30,338	907,300

		24,881,165

DENMARK – 1.24%
A.P. Moller - Maersk A/S Class B	302	2,075,336
Carlsberg A/S Class B	24,428	1,767,417
Danske Bank A/Sb	127,656	3,339,812
Novo Nordisk A/S Class B	114,654	7,169,885
Novozymes A/S Class B	10,643	1,000,429
Vestas Wind Systems A/Sb	47,280	3,413,844

		18,766,723

FINLAND – 1.60%
Fortum OYJ	102,046	2,613,294
Kone OYJ Class B	48,462	1,779,423
Metso OYJ	30,445	855,763
Nokia OYJ	866,406	12,727,578
Sampo OYJ Class A	113,866	2,864,397
Stora Enso OYJ Class Rb	152,084	1,058,154
UPM-Kymmene OYJ	127,613	1,529,562
Wartsila OYJ Class B	18,912	756,884

		24,185,055

FRANCE – 16.57%
Accor SA	36,248	2,015,500
Air France-KLM[a,b]	37,824	686,669

Security	Shares	Value
Alcatel-Lucent[b]	535,052	$2,390,835
ALSTOM	47,674	3,475,195
AXA[a]	421,580	11,400,134
BNP Paribas	184,786	14,747,553
Bouygues SA	54,766	2,781,788
Cap Gemini SA	35,071	1,834,969
Carrefour SA	138,294	6,266,475
Casino Guichard-Perrachon SA	13,790	1,092,501
Christian Dior SA	13,002	1,282,839
Compagnie de Saint-Gobain	93,772	4,859,009
Compagnie Generale des Etablissements Michelin Class B	34,278	2,686,084
Credit Agricole SA	246,644	5,148,219
Danone SA	150,114	9,035,783
Dassault Systemes SA	13,372	744,502
Electricite de France	63,828	3,782,276
Essilor International SA	48,856	2,781,172
European Aeronautic Defence and Space Co.[a]	94,954	2,129,798
France Telecom SA	451,130	12,004,681
GDF Suez	340,022	15,081,773
Hermes International[a]	18,124	2,671,703
Lafarge SA	44,128	3,944,291
Lagardere SCA	31,126	1,448,165
L’Air Liquide SA	60,676	6,895,656
L’Oreal SA	57,918	5,752,561
LVMH Moet Hennessy Louis Vuitton SA	60,282	6,056,089
Pernod Ricard SA	51,614	4,094,356
PPR SA	17,666	2,261,783
PSA Peugeot Citroen SAb	39,673	1,208,222
Publicis Groupe SA	29,550	1,183,927
Renault SAb	47,558	2,215,112
Safran SA	46,492	870,194
Sanofi-Aventis	250,190	18,339,992
Schneider Electric SA	61,070	6,182,564
SES SA	80,770	1,829,953
Societe Generale	141,840	11,403,014
Societe Television Francaise 1	30,732	539,501
Sodexo	24,428	1,461,820
STMicroelectronics NV	172,615	1,624,633
Suez Environnement SA	63,434	1,447,382

18	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

September 30, 2009

Security	Shares	Value
Technip SA	26,398	$1,684,277
Thales SA	22,852	1,132,354
Total SA	549,630	32,621,820
Unibail-Rodamco SE	20,882	4,332,771
Valeo SAb	16,154	424,667
Vallourec SA	13,002	2,200,782
Veolia Environnement	115,442	4,419,342
Vinci SA	120,564	6,812,990
Vivendi SA	288,014	8,901,835

		250,189,511

GERMANY – 11.67%
Adidas AG	46,098	2,437,187
Allianz SE Registered	105,986	13,225,498
BASF SE	216,700	11,469,532
Bayer AG	194,242	13,443,779
Bayerische Motoren Werke AG	74,860	3,605,483
Beiersdorf AG	24,428	1,432,898
Commerzbank AGa,b	168,238	2,130,840
Daimler AG Registered	249,402	12,542,374
Deutsche Bank AG Registered	145,386	11,145,124
Deutsche Boerse AG	45,310	3,698,925
Deutsche Lufthansa AG Registered	63,434	1,122,857
Deutsche Post AG Registered	194,242	3,634,221
Deutsche Telekom AG Registered	694,228	9,467,646
E.ON AG	447,190	18,942,998
Fresenius Medical Care AG & Co. KGaA	43,340	2,155,803
Hochtief AG	11,032	839,492
Infineon Technologies AGb	260,587	1,468,370
K+S AG	28,368	1,546,249
Linde AG	39,400	4,266,340
MAN SE	22,724	1,873,364
Merck KGaA	15,760	1,565,323
METRO AG	25,610	1,446,829
Muenchener Rueckversicherungs- Gesellschaft AG Registered	46,492	7,409,391
Puma AG	1,576	522,765
QIAGEN NVa,b	50,038	1,060,538
RWE AG	96,136	8,918,931
Salzgitter AG	8,668	829,886
SAP AG	204,880	9,966,465
Siemens AG Registered	191,484	17,711,576

Security	Shares	Value
ThyssenKrupp AG	78,406	$2,696,680
TUI AGb	32,308	332,933
Volkswagen AGa	20,094	3,299,289

		176,209,586

GREECE – 0.54%
Hellenic Telecommunications Organization SA SP ADR	238,178	1,991,168
National Bank of Greece SA SP ADR	862,679	6,219,916

		8,211,084

IRELAND – 0.43%
Anglo Irish Bank Corp. Ltd.[c]	211,770	31
CRH PLC	167,450	4,627,219
Elan Corp. PLC[b]	117,806	843,938
Kerry Group PLC Class A	37,430	1,069,554

		6,540,742

ITALY – 5.73%
Alleanza Assicurazioni SpA	94,767	853,981
Assicurazioni Generali SpA	276,982	7,583,114
Atlantia SpA	65,404	1,584,109
Banca Monte dei Paschi di Siena SpA	882,954	1,886,877
Banca Popolare di Milano Scrl	104,823	796,743
Banco Popolare SpA[b]	157,206	1,506,260
Enel SpA	1,497,988	9,497,429
Eni SpA	652,858	16,299,146
Fiat SpA[b]	181,634	2,333,696
Finmeccanica SpA	95,842	1,692,314
Intesa Sanpaolo SpA[b]	2,276,532	10,057,692
Luxottica Group SpA[b]	34,672	897,037
Mediaset SpA	169,814	1,186,478
Mediobanca SpA	107,975	1,474,105
Mediolanum SpA	37,430	260,153
Pirelli & C. SpA[b]	491,746	263,075
Saipem SpA	57,524	1,730,425
Snam Rete Gas SpA	397,546	1,932,134
Telecom Italia SpA	2,211,916	3,876,556
Tenaris SA	109,138	1,943,039
Terna SpA	295,500	1,151,100
UniCredit SpA[b]	3,936,060	15,361,415
Unione di Banche Italiane ScpA	152,478	2,337,981

		86,504,859

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

September 30, 2009

Security	Shares	Value
NETHERLANDS – 4.19%
Aegon NVb	368,784	$3,127,038
Akzo Nobel NV	54,372	3,364,598
ArcelorMittal	199,364	7,445,535
ASML Holding NV	100,864	2,963,402
Heineken NV	56,342	2,594,597
ING Groep NV CVA[b]	487,772	8,698,311
Koninklijke Ahold NV	277,770	3,337,455
Koninklijke DSM NV	43,183	1,802,093
Koninklijke KPN NV	386,908	6,410,435
Koninklijke Philips Electronics NV	224,580	5,462,389
Randstad Holding NVb	16,154	696,917
Reed Elsevier NV	166,268	1,873,792
TNT NV	89,832	2,408,178
Unilever NV CVA	401,092	11,546,709
Wolters Kluwer NV	68,556	1,462,540

		63,193,989

NORWAY – 1.00%
DnB NOR ASA[b]	177,300	2,044,253
Norsk Hydro ASA[b]	157,045	1,040,417
Orkla ASA	187,544	1,759,952
Renewable Energy Corp. ASA[b]	73,774	644,631
StatoilHydro ASA	276,982	6,200,983
Telenor ASA[b]	176,049	2,029,829
Yara International ASA	43,734	1,370,291

		15,090,356

PORTUGAL – 0.55%
Banco Comercial Portugues SA Registered	815,580	1,205,247
Banco Espirito Santo SA Registered	171,698	1,217,209
BRISA - Auto-estradas de Portugal SA	72,890	717,037
CIMPOR - Cimentos de Portugal SGPS SA	66,192	546,170
Energias de Portugal SA	557,116	2,548,873
Portugal Telecom SGPS SA Registered	200,940	2,125,021

		8,359,557

Security	Shares	Value
SPAIN – 7.17%
Abertis Infraestructuras SA	69,738	$1,581,028
Acciona SA	6,770	920,301
Acerinox SA	31,126	668,349
Actividades de Construcciones y Servicios SA	48,462	2,524,627
Banco Bilbao Vizcaya Argentaria SA	884,530	15,683,089
Banco de Sabadell SAa	247,432	1,828,249
Banco Popular Espanol SAa	239,946	2,402,494
Banco Santander SA	1,911,294	30,731,123
Bankinter SA	73,225	923,159
Enagas SA	44,522	929,311
Gamesa Corporacion Tecnologica SA	46,098	1,031,610
Gas Natural SDG SA	69,344	1,530,538
Grupo Ferrovial SAa	12,608	602,448
Iberdrola Renovables SA	217,488	1,068,151
Iberdrola SA	927,082	9,086,051
Industria de Diseno Textil SA	49,250	2,822,678
Red Electrica Corporacion SA	25,698	1,313,570
Repsol YPF SA	188,332	5,117,546
Sacyr Vallehermoso SA	24,428	461,862
Telefonica SA	978,696	26,973,208

		108,199,392

SWEDEN – 3.55%
Alfa Laval AB	84,710	990,909
Assa Abloy AB Class B	74,072	1,200,134
Atlas Copco AB Class A	147,750	1,897,359
Boliden AB	59,494	637,237
Electrolux AB Class Bb	72,451	1,652,536
Hennes & Mauritz AB Class B	98,894	5,536,655
Holmen AB Class B	12,608	346,173
Investor AB Class B	103,228	1,878,456
Nordea Bank AB	754,116	7,570,439
Sandvik AB	247,826	2,728,873
Scania AB Class B	69,344	857,770
Securitas AB Class B	71,714	690,184
Skandinaviska Enskilda Banken AB Class Ab	398,334	2,677,263
Skanska AB Class B	81,460	1,191,697
SKF AB Class B	95,751	1,499,351
SSAB AB Class A	48,466	748,526

20	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

September 30, 2009

Security	Shares	Value
Svenska Cellulosa AB Class B	138,294	$1,868,878
Svenska Handelsbanken AB Class A	109,138	2,778,061
Swedbank AB Class Aa,b	72,684	691,204
Swedish Match AB	61,858	1,238,425
Tele2 AB Class B	69,738	922,480
Telefonaktiebolaget LM Ericsson Class B	700,532	7,012,483
TeliaSonera AB	501,562	3,285,004
Volvo AB Class A	128,448	1,148,030
Volvo AB Class B	269,412	2,484,977

		53,533,104

SWITZERLAND – 11.60%
ABB Ltd. Registered[b]	540,568	10,835,845
Actelion Ltd. Registered[b]	24,822	1,539,340
Adecco SA Registered	33,490	1,778,344
Baloise Holding Registered	11,426	1,090,131
Clariant AG Registered[a,b]	56,665	514,963
Compagnie Financiere Richemont SA Class A Bearer Units	74,860	2,112,370
Credit Suisse Group AG Registered	243,098	13,470,954
Givaudan SA Registered	1,821	1,363,578
Holcim Ltd. Registered[b]	61,464	4,211,526
Julius Baer Holding AG Registered	50,038	2,495,511
Lonza Group AG Registered	12,214	1,330,104
Nestle SA Registered	860,496	36,620,733
Nobel Biocare Holding AG Registered	27,580	911,670
Novartis AG Registered	617,792	30,870,250
Roche Holding AG Bearer	6,304	1,052,844
Roche Holding AG Genusschein	164,692	26,584,985
SGS SA Registered	1,182	1,589,062
Swatch Group AG (The) Bearer	7,113	1,673,284
Swiss Life Holding AG Registered[b]	7,092	837,931
Swiss Reinsurance Co. Registered	84,710	3,818,950
Swisscom AG Registered	5,122	1,830,079
Syngenta AG Registered	23,246	5,334,046
UBS AG Registered[b]	834,098	15,248,725
Zurich Financial Services AG Registered	33,490	7,955,751

		175,070,976

Security	Shares	Value
UNITED KINGDOM – 31.43%
Aegis Group PLC	162,821	$291,657
AMEC PLC	73,284	884,911
Anglo American PLC[b]	307,320	9,795,839
ARM Holdings PLC	267,920	615,323
Associated British Foods PLC	83,327	1,128,789
AstraZeneca PLC	338,446	15,177,873
Aviva PLC	641,038	4,594,119
BAE Systems PLC	839,220	4,686,985
Barclays PLC[b,d]	2,588,186	15,315,837
BG Group PLC	788,000	13,699,328
BHP Billiton PLC	516,140	14,099,344
BP PLC	4,391,918	38,843,904
British Airways PLC[a,b]	138,688	489,092
British American Tobacco PLC	468,466	14,707,603
British Land Co. PLC[a]	201,334	1,530,161
British Sky Broadcasting Group PLC	243,098	2,221,985
BT Group PLC	1,813,976	3,771,537
Bunzl PLC	73,214	742,967
Cable & Wireless PLC	597,490	1,371,280
Cadbury PLC	312,836	4,017,684
Capita Group PLC	140,264	1,620,793
Carnival PLC	41,370	1,410,640
Centrica PLC	1,193,032	4,800,718
Cobham PLC	274,578	961,291
Compass Group PLC	440,886	2,695,716
Cookson Group PLC[b]	70,526	463,703
Daily Mail & General Trust PLC Class A NVS	66,192	486,128
Diageo PLC	580,756	8,916,788
Drax Group PLC	83,531	629,902
DSG International PLC[b]	867,711	371,229
Electrocomponents PLC	95,742	235,200
Enterprise Inns PLC	117,412	233,790
Experian PLC	233,642	1,967,401
FirstGroup PLC	116,486	770,731
Friends Provident Group PLC	566,572	753,914
G4S PLC	276,194	974,458
GKN PLC[b]	371,022	674,689
GlaxoSmithKline PLC	1,215,490	23,901,405
Hammerson PLC	164,692	1,038,587

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

September 30, 2009

Security	Shares	Value
Hays PLC	296,682	$493,478
Home Retail Group PLC	214,336	932,069
HSBC Holdings PLC	4,065,686	46,557,577
IMI PLC	70,920	507,694
Imperial Tobacco Group PLC	239,946	6,938,338
InterContinental Hotels Group PLC	72,890	947,185
International Power PLC	361,174	1,669,390
Invensys PLC	179,270	834,629
ITV PLC	697,380	492,652
J Sainsbury PLC	322,686	1,677,286
Johnson Matthey PLC	51,614	1,145,778
Kesa Electricals PLC	146,568	336,383
Kingfisher PLC	555,146	1,890,281
Ladbrokes PLC	167,056	500,697
Land Securities Group PLC	181,240	1,811,664
Legal & General Group PLC	1,372,696	1,927,580
Lloyds Banking Group PLC[b]	3,466,806	5,749,788
Logica PLC	367,546	764,773
London Stock Exchange Group PLC	49,644	679,648
Lonmin PLC[b]	35,232	943,271
Man Group PLC	401,486	2,126,690
Marks & Spencer Group PLC	377,452	2,185,918
Misys PLC[b]	83,922	277,300
Mitchells & Butlers PLC[b]	62,646	260,201
National Grid PLC	575,240	5,556,861
Next PLC	46,492	1,332,477
Old Mutual PLC	1,263,558	2,020,872
Pearson PLC	183,998	2,268,877
Persimmon PLC[b]	81,164	592,451
Provident Financial PLC	32,611	473,580
Prudential PLC	591,072	5,686,166
Reckitt Benckiser PLC	139,476	6,821,509
Reed Elsevier PLC	282,892	2,118,792
Rentokil Initial PLC[b]	423,070	770,690
Rexam PLC	210,790	879,901
Rio Tinto PLC	315,594	13,469,127
Rolls-Royce Group PLC[b]	438,522	3,301,957
Royal Bank of Scotland Group PLC[b]	3,938,818	3,335,611
Royal Dutch Shell PLC Class A	830,552	23,691,003

Security	Shares	Value
Royal Dutch Shell PLC Class B	632,370	$17,557,573
RSA Insurance Group PLC	793,910	1,698,912
SABMiller PLC	215,124	5,191,844
Sage Group PLC (The)	295,894	1,104,538
Schroders PLC	31,914	557,885
Scottish & Southern Energy PLC	213,154	3,998,849
SEGRO PLC	174,936	1,028,206
Serco Group PLC	111,896	903,752
Severn Trent PLC	55,180	856,487
Shire PLC	133,089	2,307,358
Smith & Nephew PLC	206,850	1,854,277
Smiths Group PLC	88,871	1,262,877
Standard Chartered PLC	381,786	9,415,598
Standard Life PLC	525,609	1,840,986
Tate & Lyle PLC	100,864	682,048
Tesco PLC	1,861,256	11,895,292
3i Group PLC	226,550	1,045,692
Tomkins PLC	197,827	596,720
Tullow Oil PLC	192,666	3,475,823
Unilever PLC	299,046	8,503,804
United Business Media Ltd.	60,282	450,919
United Utilities Group PLC	148,932	1,087,596
Vodafone Group PLC	12,293,982	27,566,657
WH Smith PLC	36,155	260,789
Whitbread PLC	49,137	955,621
William Hill PLC	186,756	526,587
Wm Morrison Supermarkets PLC	506,684	2,247,142
Wolseley PLC[b]	67,358	1,623,476
WPP PLC	291,166	2,500,682
Xstrata PLC[b]	453,494	6,690,852

		474,552,287

TOTAL COMMON STOCKS
(Cost: $1,654,460,211)		1,499,562,748

PREFERRED STOCKS – 0.23%

GERMANY – 0.23%
Henkel AG & Co. KGaA	41,972	1,804,931
Porsche Automobil Holding SE	21,276	1,671,578

		3,476,509

TOTAL PREFERRED STOCKS
(Cost: $3,701,708)		3,476,509

22	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

September 30, 2009

Security	Shares	Value
RIGHTS – 0.04%

BELGIUM – 0.00%
Fortis[a,b,c]	551,104	$81

		81

FRANCE – 0.03%
BNP Paribas[b]	184,786	399,750

		399,750

SWEDEN – 0.01%
Swedbank ABa,b	100,485	197,583

		197,583

TOTAL RIGHTS
(Cost: $416,543)		597,414

WARRANTS – 0.00%

ITALY – 0.00%
Mediobanca SpA (Expires 3/18/11)[b,c]	102,834	7,301

		7,301

TOTAL WARRANTS
(Cost: $0)		7,301

SHORT-TERM INVESTMENTS – 2.01%

MONEY MARKET FUNDS – 2.01%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.22%[d,e,f]	26,309,569	26,309,569
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.18%[d,e,f]	4,015,351	4,015,351
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.04%[d,e]	58,145	58,145

		30,383,065

TOTAL SHORT-TERM INVESTMENTS
(Cost: $30,383,065)		30,383,065

Security	Value

TOTAL INVESTMENTS IN SECURITIES – 101.60%
(Cost: $1,688,961,527)	$1,534,027,037

Other Assets, Less Liabilities – (1.60)%	(24,174,001)

NET ASSETS – 100.00%	$1,509,853,036

NVS – Non-Voting Shares

SP ADR – Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Security valued using Level 3 inputs. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited)

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

September 30, 2009

Security	Shares	Value
COMMON STOCKS – 67.58%

BRAZIL – 30.13%
Aracruz Celulose SA SP ADR[a,b]	757,869	$16,870,164
Centrais Eletricas Brasileiras SA SP ADR	1,792,978	27,737,370
Companhia Siderurgica Nacional SA SP ADR[b]	3,039,841	93,019,135
Empresa Brasileira de Aeronautica SA SP ADR[a]	1,225,519	28,113,406
Itau Unibanco Holding SA SP ADR	15,366,266	309,630,260
Petroleo Brasileiro SA SP ADR	6,435,314	295,380,913

		770,751,248

CHILE – 9.71%
Banco de Chile SP ADR[b]	446,691	21,217,822
Banco Santander Chile SA SP ADR	1,251,188	71,993,357
Empresa Nacional de Electricidad SA SP ADR	1,101,551	51,629,695
Enersis SA SP ADR	2,112,521	38,976,012
LAN Airlines SA SP ADR	2,037,854	26,858,916
Sociedad Quimica y Minera de Chile SA Series B SP ADR	962,931	37,679,490

		248,355,292

MEXICO – 22.76%
Alfa SAB de CV Series Ab	2,939,700	14,201,008
America Movil SAB de CV Series L	115,867,200	253,524,651
Cemex SAB de CV CPO[a]	61,207,966	79,223,053
Fomento Economico Mexicano SAB de CV BD Units	14,555,100	55,374,713
Grupo Carso SAB de CV Series A1	5,736,000	18,751,760
Grupo Modelo SAB de CV Series Ca	3,322,100	12,444,561
Grupo Televisa SA CPO	11,424,200	42,372,006
Kimberly-Clark de Mexico SAB de CV Series A	2,390,000	10,018,282

Security	Shares	Value
Telefonos de Mexico SAB de CV Series L	30,400,800	$26,607,538
Wal-Mart de Mexico SAB de CV Series V	20,052,100	69,695,565

		582,213,137

PERU – 4.98%
Compania de Minas Buenaventura SA SP ADR	1,403,169	49,405,580
Credicorp Ltd.	492,170	38,271,139
Southern Copper Corp.	1,296,575	39,791,887

		127,468,606

TOTAL COMMON STOCKS
(Cost: $1,814,079,721)		1,728,788,283

PREFERRED STOCKS – 32.07%

BRAZIL – 32.07%
Banco Bradesco SA SP ADR	6,593,532	131,145,352
Centrais Eletricas Brasileiras SA SP ADR	283,313	3,932,384
Companhia de Bebidas das Americas SP ADR	1,281,996	105,456,991
Companhia Energetica de Minas Gerais SP ADR[b]	3,003,035	45,646,132
Companhia Paranaense de Energia SP ADR	1,025,549	18,080,429
Gerdau SA SP ADR[b]	5,521,617	74,210,532
Petroleo Brasileiro SA SP ADR	2,806,099	110,307,752
Tele Norte Leste Participacoes SA SP ADR	2,209,794	41,522,029
Vale SA SP ADR[b]	14,139,957	290,010,518

		820,312,119

TOTAL PREFERRED STOCKS
(Cost: $868,252,388)		820,312,119

SHORT-TERM INVESTMENTS – 2.54%

MONEY MARKET FUNDS – 2.54%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.22%[c,d,e]	54,665,975	54,665,975

24	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

September 30, 2009

Security	Shares	Value

Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.18%[c,d,e]	8,343,090	$8,343,090
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.04%[c,d]	1,906,857	1,906,857

		64,915,922

TOTAL SHORT-TERM INVESTMENTS
(Cost: $64,915,922)		64,915,922

TOTAL INVESTMENTS IN SECURITIES – 102.19% (Cost: $2,747,248,031)		2,614,016,324

Other Assets, Less Liabilities – (2.19)%		(56,128,534)

NET ASSETS – 100.00%		$2,557,887,790

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited)

iSHARES® S&P/TOPIX 150 INDEX FUND

September 30, 2009

Security	Shares	Value
COMMON STOCKS – 99.26%

ADVERTISING – 0.29%
Dentsu Inc.	14,400	$336,137

		336,137

AGRICULTURE – 0.96%
Japan Tobacco Inc.	324	1,114,559

		1,114,559

AIRLINES – 0.59%
All Nippon Airways Co. Ltd.	153,000	440,878
Japan Airlines Corp.[a,b]	171,000	252,103

		692,981

AUTO MANUFACTURERS – 10.71%
Honda Motor Co. Ltd.	110,700	3,418,613
Nissan Motor Co. Ltd.[a]	146,700	994,548
Suzuki Motor Corp.	25,200	589,646
Toyota Motor Corp.	188,100	7,500,050

		12,502,857

AUTO PARTS & EQUIPMENT – 1.85%
Bridgestone Corp.	43,200	777,296
Denso Corp.	32,400	955,336
NOK Corp.	7,200	107,596
Toyota Industries Corp.	11,700	322,114

		2,162,342

BANKS – 8.11%
Mitsubishi UFJ Financial Group Inc.	782,100	4,210,333
Mizuho Financial Group Inc.	1,025,100	2,037,949
Shinsei Bank Ltd.[a]	108,000	166,460
Sumitomo Mitsui Financial Group Inc.	69,300	2,422,617
Sumitomo Trust and Banking Co. Ltd. (The)	117,000	623,320

		9,460,679

BEVERAGES – 1.27%
Asahi Breweries Ltd.	27,900	511,664
Kirin Holdings Co. Ltd.	63,000	968,202

		1,479,866

BUILDING MATERIALS – 1.61%
Asahi Glass Co. Ltd.	72,000	583,012
Daikin Industries Ltd.	18,900	681,823
JS Group Corp.	16,200	284,972
Panasonic Electric Works Co. Ltd.	27,000	323,572

		1,873,379

Security	Shares	Value
CHEMICALS – 3.06%
Asahi Kasei Corp.	81,000	$413,436
JSR Corp.	13,500	277,433
Mitsubishi Chemical Holdings Corp.	81,000	337,443
Mitsui Chemicals Inc.	45,000	160,831
Nitto Denko Corp.	11,700	359,357
Shin-Etsu Chemical Co. Ltd.	26,100	1,609,114
Sumitomo Chemical Co. Ltd.	99,000	413,537

		3,571,151

COMMERCIAL SERVICES – 0.83%
Dai Nippon Printing Co. Ltd.	45,000	621,210
Toppan Printing Co. Ltd.	36,000	341,766

		962,976

COMPUTERS – 1.16%
Fujitsu Ltd.	135,000	885,073
TDK Corp.	8,100	469,526

		1,354,599

COSMETICS & PERSONAL CARE – 1.39%
Kao Corp.	36,000	892,612
Shiseido Co. Ltd.	27,000	471,938
Uni-Charm Corp.	2,700	256,927

		1,621,477

DISTRIBUTION & WHOLESALE – 4.81%
ITOCHU Corp.	99,000	657,899
Marubeni Corp.	108,000	546,423
Mitsubishi Corp.	100,800	2,044,483
Mitsui & Co. Ltd.	116,100	1,522,325
Sumitomo Corp.	81,000	836,824

		5,607,954

DIVERSIFIED FINANCIAL SERVICES – 2.03%
Credit Saison Co. Ltd.	10,800	127,378
Daiwa Securities Group Inc.	117,000	605,026
Nomura Holdings Inc.	188,100	1,161,772
ORIX Corp.	7,290	446,185
Promise Co. Ltd.[a,b]	5,850	32,015

		2,372,376

ELECTRIC – 4.39%
Chubu Electric Power Co. Inc.	45,000	1,095,661
Kansai Electric Power Co. Inc. (The)	51,300	1,243,324
Kyushu Electric Power Co. Inc.	28,800	654,582
Tokyo Electric Power Co. Inc. (The)	81,000	2,130,508

		5,124,075

26	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

September 30, 2009

Security	Shares	Value
ELECTRICAL COMPONENTS & EQUIPMENT – 4.35%
Fujikura Ltd.	27,000	$132,686
Furukawa Electric Co. Ltd.	45,000	183,448
Hitachi Ltd.[a]	225,000	693,584
Mitsubishi Electric Corp.[a]	135,000	1,025,297
SANYO Electric Co. Ltd.[a,b]	126,000	299,749
Sharp Corp.	63,000	702,228
Sumitomo Electric Industries Ltd.	50,400	660,854
Toshiba Corp.[a]	261,000	1,372,994

		5,070,840

ELECTRONICS – 5.47%
Advantest Corp.	12,600	350,410
Fanuc Ltd.	13,500	1,213,771
Hirose Electric Co. Ltd.	1,800	203,451
Hoya Pentax HD Corp.	28,800	681,923
Keyence Corp.	2,751	589,313
Kyocera Corp.	11,700	1,088,524
Murata Manufacturing Co. Ltd.	13,500	642,319
NEC Corp.[a]	135,000	425,197
NGK Insulators Ltd.	18,000	418,160
Secom Co. Ltd.	15,300	772,391

		6,385,459

ENGINEERING & CONSTRUCTION – 0.58%
Kajima Corp.	63,000	161,836
Obayashi Corp.	45,000	197,520
Shimizu Corp.	45,000	177,417
Taisei Corp.	72,000	143,140

		679,913

ENTERTAINMENT – 0.22%
Oriental Land Co. Ltd.	3,600	254,113

		254,113

FOOD – 0.88%
Ajinomoto Co. Inc.	45,000	451,834
Nippon Meat Packers Inc.	9,000	115,999
Nissin Foods Holdings Co. Ltd.	6,300	242,754
Yakult Honsha Co. Ltd.	8,100	216,669

		1,027,256

FOREST PRODUCTS & PAPER – 0.40%
Nippon Paper Group Inc.	6,300	182,242
Oji Paper Co. Ltd.	63,000	284,972

		467,214

Security	Shares	Value
GAS – 0.99%
Osaka Gas Co. Ltd.	135,000	$474,954
Tokyo Gas Co. Ltd.	162,000	674,887

		1,149,841

HAND & MACHINE TOOLS – 0.38%
SMC Corp.	3,600	443,893

		443,893

HEALTH CARE - PRODUCTS – 0.51%
Terumo Corp.	10,800	595,879

		595,879

HOME BUILDERS – 0.60%
Daiwa House Industry Co. Ltd.	36,000	377,953
Sekisui House Ltd.	36,000	325,683

		703,636

HOME FURNISHINGS – 3.49%
Panasonic Corp.	135,000	1,994,806
Sony Corp.	70,200	2,081,655

		4,076,461

HOUSEWARES – 0.10%
TOTO Ltd.	18,000	112,984

		112,984

INSURANCE – 3.06%
Mitsui Sumitomo Insurance Group Holdings Inc.	29,700	820,992
Nipponkoa Insurance Co. Ltd.	45,000	282,459
Sompo Japan Insurance Inc.	63,000	424,996
T&D Holdings Inc.	17,550	476,311
Tokio Marine Holdings Inc.	54,000	1,568,102

		3,572,860

INTERNET – 1.42%
SoftBank Corp.	60,300	1,328,775
Yahoo! Japan Corp.	963	328,045

		1,656,820

IRON & STEEL – 2.91%
JFE Holdings Inc.	32,425	1,115,419
Kobe Steel Ltd.[a]	171,000	299,849
Nippon Steel Corp.	378,000	1,384,755
Sumitomo Metal Industries Ltd.	243,000	599,799

		3,399,822

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

September 30, 2009

Security	Shares	Value
MACHINERY - CONSTRUCTION & MINING – 0.99%
Komatsu Ltd.	61,200	$1,149,700

		1,149,700

MACHINERY - DIVERSIFIED – 0.51%
Kubota Corp.	72,000	600,704

		600,704

MANUFACTURING – 2.48%
FUJIFILM Holdings Corp.	31,500	946,390
Kawasaki Heavy Industries Ltd.	99,000	252,102
Konica Minolta Holdings Inc.	36,000	342,168
Mitsubishi Heavy Industries Ltd.	225,000	854,414
Nikon Corp.	27,000	495,158

		2,890,232

MEDIA – 0.14%
Nippon Television Network Corp.	1,170	168,571

		168,571

METAL FABRICATE & HARDWARE – 0.14%
NSK Ltd.	27,000	167,968

		167,968

MINING – 0.78%
Mitsubishi Materials Corp.[a]	81,000	224,359
Mitsui Mining & Smelting Co. Ltd.[a]	36,000	92,478
Sumitomo Metal Mining Co. Ltd.	36,000	592,662

		909,499

OFFICE & BUSINESS EQUIPMENT – 3.25%
Canon Inc.	77,450	3,140,040
Ricoh Co. Ltd.	45,000	657,397

		3,797,437

OIL & GAS – 1.05%
INPEX Corp.	63	538,985
Nippon Oil Corp.	90,000	506,618
TonenGeneral Sekiyu K.K.	18,000	176,311

		1,221,914

PACKAGING & CONTAINERS – 0.18%
Toyo Seikan Kaisha Ltd.	10,800	208,316

		208,316

PHARMACEUTICALS – 4.31%
Astellas Pharma Inc.	29,728	1,225,178
Daiichi Sankyo Co. Ltd.	44,103	912,748
Eisai Co. Ltd.	17,100	645,535

Security	Shares	Value
Taisho Pharmaceutical Co. Ltd.	9,000	$182,443
Takeda Pharmaceutical Co. Ltd.	49,500	2,067,683

		5,033,587

REAL ESTATE – 2.45%
Mitsubishi Estate Co. Ltd.	81,000	1,277,400
Mitsui Fudosan Co. Ltd.	54,000	916,133
Sumitomo Realty & Development Co. Ltd.	36,000	660,613

		2,854,146

RETAIL – 2.35%
AEON Co. Ltd.	46,800	449,000
Fast Retailing Co. Ltd.	3,600	456,760
Marui Group Co. Ltd.	17,100	122,804
Seven & I Holdings Co. Ltd.	54,000	1,296,700
Yamada Denki Co. Ltd.	6,210	421,699

		2,746,963

SEMICONDUCTORS – 1.07%
Rohm Co. Ltd.	7,200	505,009
Tokyo Electron Ltd.	11,700	748,769

		1,253,778

TELECOMMUNICATIONS – 3.89%
Nippon Telegraph and Telephone Corp.	56,700	2,634,411
NTT Data Corp.	90	289,094
NTT DoCoMo Inc.	1,008	1,614,421

		4,537,926

TEXTILES – 0.80%
Kuraray Co. Ltd.	22,500	246,272
Teijin Ltd.	63,000	197,018
Toray Industries Inc.	81,000	492,143

		935,433

TOYS, GAMES & HOBBIES – 1.59%
Nintendo Co. Ltd.	7,200	1,849,556

		1,849,556

TRANSPORTATION – 4.86%
Central Japan Railway Co.	117	842,855
East Japan Railway Co.	24,300	1,753,259
Kintetsu Corp.	108,000	418,563
Mitsui O.S.K. Lines Ltd.	81,000	481,287
Nippon Express Co. Ltd.	63,000	256,827
Nippon Yusen Kabushiki Kaisha	72,000	279,042

28	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

September 30, 2009

Security	Shares	Value
Odakyu Electric Railway Co. Ltd.	45,000	$407,103
Tokyu Corp.	72,000	345,787
West Japan Railway Co.	117	444,296
Yamato Holdings Co. Ltd.	27,000	444,798

		5,673,817

TOTAL COMMON STOCKS
(Cost: $151,136,546)		115,833,946

SHORT-TERM INVESTMENTS – 0.54%

MONEY MARKET FUNDS – 0.54%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.22%[c,d,e]	510,449	510,449
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.18%[c,d,e]	77,904	77,904
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.04%[c,d]	44,136	44,136

		632,489

TOTAL SHORT-TERM INVESTMENTS
(Cost: $632,489)		632,489

TOTAL INVESTMENTS IN SECURITIES – 99.80% (Cost: $151,769,035)		116,466,435

Other Assets, Less Liabilities – 0.20%		230,512

NET ASSETS – 100.00%		$116,696,947

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited)

iSHARES® S&P EMERGING MARKETS INFRASTRUCTURE INDEX FUND

September 30, 2009

Security	Shares	Value
COMMON STOCKS – 86.31%

BRAZIL – 17.32%
Centrais Eletricas Brasileiras SA SP ADR	24,736	$382,666
CPFL Energia SA SP ADR	6,328	341,775
Ultrapar Participacoes SA SP ADR	29,751	1,195,097

		1,919,538

CHILE – 6.03%
Empresa Nacional de Electricidad SA SP ADR	7,666	359,305
Enersis SA SP ADR	16,777	309,536

		668,841

CHINA – 34.33%
Beijing Capital International Airport Co. Ltd. Class Ha	612,000	380,622
China Merchants Holdings (International) Co. Ltd.	292,000	968,303
China Oilfield Services Ltd. Class H	580,000	541,080
China Resources Power Holdings Co. Ltd.	146,000	339,471
COSCO Pacific Ltd.	304,000	436,188
Datang International Power Generation Co. Ltd. Class H	114,000	59,574
Honghua Group Ltd.	649,000	130,637
Huaneng Power International Inc. SP ADR	8,073	215,065
Jiangsu Expressway Co. Ltd. Class H	466,000	382,418
Zhejiang Expressway Co. Ltd. Class H	402,000	352,202

		3,805,560

CZECH REPUBLIC – 8.49%
CEZ AS	17,704	940,552

		940,552

INDONESIA – 2.71%
PT Perusahaan Gas Negara Tbk	796,000	300,610

		300,610

Security	Shares	Value
MEXICO – 6.44%
Grupo Aeroportuario del Pacifico SAB de CV SP ADR	13,440	$378,874
Grupo Aeroportuario del Sureste SA de CV Series B SP ADR	7,842	334,540

		713,414

RUSSIA – 3.20%
OAO TMK SP GDR[b]	22,694	354,480

		354,480

SOUTH KOREA – 6.78%
Korea Electric Power Corp. SP ADR[a]	49,298	751,302

		751,302

TURKEY – 1.01%
TAV Havalimanlari Holding ASa	41,000	112,544

		112,544

TOTAL COMMON STOCKS
(Cost: $9,348,088)		9,566,841

PREFERRED STOCKS – 5.45%

BRAZIL – 5.45%
Companhia Energetica de Minas Gerais SP ADR	39,744	604,109

		604,109

TOTAL PREFERRED STOCKS
(Cost: $583,449)		604,109

EXCHANGE-TRADED FUNDS – 7.94%
iShares MSCI Chile Investable Market Index Fund[c]	3,200	153,248
iShares MSCI Malaysia Index Fund[c]	36,800	373,152
iShares MSCI South Korea Index Fund[c]	7,465	353,692

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $817,523)		880,092

30	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P EMERGING MARKETS INFRASTRUCTURE INDEX FUND

September 30, 2009

Security	Shares	Value

SHORT-TERM INVESTMENTS – 0.02%

MONEY MARKET FUNDS – 0.02%
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.04%[c,d]	1,760	$1,760

		1,760

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,760)		1,760

TOTAL INVESTMENTS IN SECURITIES – 99.72% (Cost: $10,750,820)		11,052,802

Other Assets, Less Liabilities – 0.28%		31,212

NET ASSETS – 100.00%		$11,084,014

SP ADR – Sponsored American Depositary Receipts

SP GDR – Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	31

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2009

	iShares S&P
	Asia 50 Index Fund	Developed ex-U.S. Property Index Fund	Europe 350 Index Fund	Latin America 40 Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$100,215,876	$116,680,940	$1,643,239,384	$2,682,332,109
Affiliated issuers (Note 2)	765,933	5,299,248	45,722,143	64,915,922

Total cost of investments	$100,981,809	$121,980,188	$1,688,961,527	$2,747,248,031

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$110,884,093	$90,325,214	$1,488,328,135	$2,549,100,402
Affiliated issuers (Note 2)	765,933	5,299,248	45,698,902	64,915,922

Total fair value of investments	111,650,026	95,624,462	1,534,027,037	2,614,016,324
Foreign currencies, at value[b]	143,322	251,999	3,045,228	944,910
Receivables:
Investment securities sold	–	–	1,132,423	9,852,574
Dividends and interest	274,300	334,021	3,654,686	6,906,063
Capital shares sold	–	–	–	37,578

Total Assets	112,067,648	96,210,482	1,541,859,374	2,631,757,449

LIABILITIES
Payables:
Investment securities purchased	–	–	888,128	9,877,932
Collateral for securities on loan (Note 5)	742,450	5,294,006	30,324,920	63,009,065
Foreign taxes (Note 1)	3,282	–	–	–
Investment advisory fees (Note 2)	43,678	34,921	793,290	982,662

Total Liabilities	789,410	5,328,927	32,006,338	73,869,659

NET ASSETS	$111,278,238	$90,881,555	$1,509,853,036	$2,557,887,790

Net assets consist of:
Paid-in capital	$107,232,926	$132,010,934	$1,728,098,763	$2,947,707,613
Undistributed (distributions in excess of) net investment income	785,407	(104,352)	5,784,064	10,563,696
Accumulated net realized loss	(7,409,938)	(14,671,964)	(69,118,073)	(267,151,146)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	10,669,843	(26,353,063)	(154,911,718)	(133,232,373)

NET ASSETS	$111,278,238	$90,881,555	$1,509,853,036	$2,557,887,790

Shares outstanding[c]	2,900,000	2,900,000	39,400,000	59,750,000

Net asset value per share	$38.37	$31.34	$38.32	$42.81

[a]	Securities on loan with values of $700,759, $4,968,367, $28,908,099 and $61,417,449, respectively. See Note 5.
[b]	Cost of foreign currencies: $143,096, $252,288, $3,067,135 and $944,910, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

32	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2009

	iShares S&P
	/TOPIX 150 Index Fund	Emerging Markets Infrastructure Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$151,136,546	$9,931,537
Affiliated issuers (Note 2)	632,489	819,283

Total cost of investments	$151,769,035	$10,750,820

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$115,833,946	$10,170,950
Affiliated issuers (Note 2)	632,489	881,852

Total fair value of investments	116,466,435	11,052,802
Foreign currencies, at value[b]	69,123	9,402
Receivables:
Investment securities sold	–	29,935
Dividends and interest	798,123	20,327

Total Assets	117,333,681	11,112,466

LIABILITIES
Payables:
Investment securities purchased	–	23,140
Collateral for securities on loan (Note 5)	588,353	–
Investment advisory fees (Note 2)	48,381	5,312

Total Liabilities	636,734	28,452

NET ASSETS	$116,696,947	$11,084,014

Net assets consist of:
Paid-in capital	$157,421,641	$10,618,301
Undistributed net investment income	703,366	28,555
Undistributed net realized gain (accumulated net realized loss)	(6,130,325)	135,162
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(35,297,735)	301,996

NET ASSETS	$116,696,947	$11,084,014

Shares outstanding[c]	2,700,000	400,000

Net asset value per share	$43.22	$27.71

[a]	Securities on loan with values of $559,848 and $–, respectively. See Note 5.
[b]	Cost of foreign currencies: $69,173 and $9,390, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	33

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended September 30, 2009

	iShares S&P
	Asia 50 Index Fund	Developed ex-U.S. Property Index Fund	Europe 350 Index Fund	Latin America 40 Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$1,485,163	$1,581,957	$35,384,080	$27,292,962
Interest from affiliated issuers (Note 2)	64	23	368	1,652
Securities lending income from affiliated issuers (Note 2)	3,806	38,660	154,280	175,058

Total investment income	1,489,033	1,620,640	35,538,728	27,469,672

EXPENSES
Investment advisory fees (Note 2)	189,256	171,391	4,388,482	4,684,896
Foreign taxes (Note 1)	18,082	–	43,772	46,500

Total expenses	207,338	171,391	4,432,254	4,731,396

Net investment income	1,281,695	1,449,249	31,106,474	22,738,276

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(1,398,204)	(6,690,372)	(51,645,043)	(71,513,855)
Investments in affiliated issuers (Note 2)	–	–	1,688,832	–
In-kind redemptions	209,848	–	97,944,236	30,204,977
Foreign currency transactions	(1,188)	74,206	872,609	50,031

Net realized gain (loss)	(1,189,544)	(6,616,166)	48,860,634	(41,258,847)

Net change in unrealized appreciation (depreciation) on:
Investments	27,782,639	39,753,898	529,069,289	899,075,083
Translation of assets and liabilities in foreign currencies	8,567	(983)	257,249	(29,324)

Net change in unrealized appreciation (depreciation)	27,791,206	39,752,915	529,326,538	899,045,759

Net realized and unrealized gain	26,601,662	33,136,749	578,187,172	857,786,912

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$27,883,357	$34,585,998	$609,293,646	$880,525,188

[a]	Net of foreign withholding tax of $174,083, $118,896, $4,356,234 and $2,011,016, respectively.

See notes to financial statements.

34	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)(Continued)

iSHARES® TRUST

Six months ended September 30, 2009

	iShares S&P
	/TOPIX 150 Index Fund	Emerging Markets Infrastructure Index Fundb

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$911,790	$37,998
Dividends from affiliated issuers (Note 2)	–	2,993
Interest from affiliated issuers (Note 2)	36	2
Securities lending income from affiliated issuers (Note 2)	6,583	–

Total investment income	918,409	40,993

EXPENSES
Investment advisory fees (Note 2)	289,842	13,262

Total expenses	289,842	13,262
Less investment advisory fees waived (Note 2)	–	(824)

Net expenses	289,842	12,438

Net investment income	628,567	28,555

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(3,288,089)	(37,810)
Investments in affiliated issuers (Note 2)	–	26,616
In-kind redemptions	1,966,715	144,700
Foreign currency transactions	29,997	1,656

Net realized gain (loss)	(1,291,377)	135,162

Net change in unrealized appreciation (depreciation) on:
Investments	28,377,849	301,982
Translation of assets and liabilities in foreign currencies	8,603	14

Net change in unrealized appreciation (depreciation)	28,386,452	301,996

Net realized and unrealized gain	27,095,075	437,158

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$27,723,642	$465,713

[a]	Net of foreign withholding tax of $68,500 and $567, respectively.
[b]	For the period from June 16, 2009 (commencement of operations) to September 30, 2009.

See notes to financial statements.

FINANCIAL STATEMENTS	35

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares S&P Asia 50 Index Fund		iShares S&P Developed ex-U.S. Property Index Fund
	Six months ended September 30, 2009 (Unaudited)	Year ended March 31, 2009	Six months ended September 30, 2009 (Unaudited)	Year ended March 31, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,281,695	$1,060,208	$1,449,249	$3,027,983
Net realized loss	(1,189,544)	(7,462,552)	(6,616,166)	(11,333,040)
Net change in unrealized appreciation (depreciation)	27,791,206	(16,066,539)	39,752,915	(57,573,123)

Net increase (decrease) in net assets resulting from operations	27,883,357	(22,468,883)	34,585,998	(65,878,180)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(575,933)	(989,093)	(1,483,871)	(2,855,199)

Total distributions to shareholders	(575,933)	(989,093)	(1,483,871)	(2,855,199)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	43,712,483	77,810,081	8,307,524	52,995,144
Cost of shares redeemed	(2,688,560)	(24,318,193)	–	(5,298,398)

Net increase in net assets from capital share transactions	41,023,923	53,491,888	8,307,524	47,696,746

INCREASE (DECREASE) IN NET ASSETS	68,331,347	30,033,912	41,409,651	(21,036,633)

NET ASSETS
Beginning of period	42,946,891	12,912,979	49,471,904	70,508,537

End of period	$111,278,238	$42,946,891	$90,881,555	$49,471,904

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$785,407	$79,645	$(104,352)	$(69,730)

SHARES ISSUED AND REDEEMED
Shares sold	1,300,000	2,100,000	300,000	1,300,000
Shares redeemed	(100,000)	(700,000)	–	(300,000)

Net increase in shares outstanding	1,200,000	1,400,000	300,000	1,000,000

See notes to financial statements.

36	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Europe 350 Index Fund		iShares S&P Latin America 40 Index Fund
	Six months ended September 30, 2009 (Unaudited)	Year ended March 31, 2009	Six months ended September 30, 2009 (Unaudited)	Year ended March 31, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$31,106,474	$66,405,292	$22,738,276	$53,220,645
Net realized gain (loss)	48,860,634	(7,141,797)	(41,258,847)	64,324,837
Net change in unrealized appreciation (depreciation)	529,326,538	(1,088,019,502)	899,045,759	(1,579,301,369)

Net increase (decrease) in net assets resulting from operations	609,293,646	(1,028,756,007)	880,525,188	(1,461,755,887)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(31,601,105)	(70,802,369)	(16,223,918)	(63,779,511)

Total distributions to shareholders	(31,601,105)	(70,802,369)	(16,223,918)	(63,779,511)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	22,683,927	353,001,183	674,708,266	1,299,285,134
Cost of shares redeemed	(252,056,974)	(401,876,707)	(122,913,137)	(1,984,971,932)

Net increase (decrease) in net assets from capital share transactions	(229,373,047)	(48,875,524)	551,795,129	(685,686,798)

INCREASE (DECREASE) IN NET ASSETS	348,319,494	(1,148,433,900)	1,416,096,399	(2,211,222,196)

NET ASSETS
Beginning of period	1,161,533,542	2,309,967,442	1,141,791,391	3,353,013,587

End of period	$1,509,853,036	$1,161,533,542	$2,557,887,790	$1,141,791,391

Undistributed net investment income included in net assets at end of period	$5,784,064	$6,278,695	$10,563,696	$4,049,338

SHARES ISSUED AND REDEEMED
Shares sold	800,000	11,500,000	18,500,000	27,750,000
Shares redeemed	(6,800,000)	(10,100,000)	(3,500,000)	(49,250,000)

Net increase (decrease) in shares outstanding	(6,000,000)	1,400,000	15,000,000	(21,500,000)

See notes to financial statements.

FINANCIAL STATEMENTS	37

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P/ TOPIX 150 Index Fund		iShares S&P Emerging Markets Infrastructure Index Fund
	Six months ended September 30, 2009 (Unaudited)	Year ended March 31, 2009	Period from June 16, 2009[a] to September 30, 2009 (Unaudited)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$628,567	$1,784,370	$28,555
Net realized gain (loss)	(1,291,377)	(4,843,501)	135,162
Net change in unrealized appreciation (depreciation)	28,386,452	(50,469,953)	301,996

Net increase (decrease) in net assets resulting from operations	27,723,642	(53,529,084)	465,713

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(733,991)	(2,455,656)	–

Total distributions to shareholders	(733,991)	(2,455,656)	–

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	21,795,492	–	11,982,236
Cost of shares redeemed	(12,525,054)	(75,023,362)	(1,363,935)

Net increase (decrease) in net assets from capital share transactions	9,270,438	(75,023,362)	10,618,301

INCREASE (DECREASE) IN NET ASSETS	36,260,089	(131,008,102)	11,084,014

NET ASSETS
Beginning of period	80,436,858	211,444,960	–

End of period	$116,696,947	$80,436,858	$11,084,014

Undistributed net investment income included in net assets at end of period	$703,366	$808,790	$28,555

SHARES ISSUED AND REDEEMED
Shares sold	600,000	–	450,000
Shares redeemed	(300,000)	(1,500,000)	(50,000)

Net increase (decrease) in shares outstanding	300,000	(1,500,000)	400,000

[a]	Commencement of operations.

See notes to financial statements.

38	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Asia 50 Index Fund
	Six months ended Sep. 30, 2009 (Unaudited)	Year ended Mar. 31, 2009	Period from Nov. 13, 2007[a] to Mar. 31, 2008

Net asset value, beginning of period	$25.26	$43.04	$48.28

Income from investment operations:
Net investment income[b]	0.57	0.83	0.15
Net realized and unrealized gain (loss)[c]	12.79	(17.91)	(5.37)

Total from investment operations	13.36	(17.08)	(5.22)

Less distributions from:
Net investment income	(0.25)	(0.70)	(0.02)

Total distributions	(0.25)	(0.70)	(0.02)

Net asset value, end of period	$38.37	$25.26	$43.04

Total return	53.11%[d]	(39.92)%	(10.82)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$111,278	$42,947	$12,913
Ratio of expenses to average net assets[e]	0.55%	0.52%	0.50%
Ratio of expenses to average net assets exclusive of foreign taxes[e]	0.50%	0.50%	n/a
Ratio of net investment income to average net assets[e]	3.39%	2.70%	0.88%
Portfolio turnover rate[f]	6%	36%	18%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]

Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but includes portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rate for the six months ended September 30, 2009, the year ended March 31, 2009 and the period ended March 31, 2008 would have been 5%, 7% and 4%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	39

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Developed ex-U.S. Property Index Fund
	Six months ended Sep. 30, 2009 (Unaudited)	Year ended Mar. 31, 2009	Period from Jul. 30, 2007[a] to Mar. 31, 2008

Net asset value, beginning of period	$19.03	$44.07	$49.99

Income from investment operations:
Net investment income[b]	0.54	1.19	0.84
Net realized and unrealized gain (loss)[c]	12.31	(25.11)	(5.86)

Total from investment operations	12.85	(23.92)	(5.02)

Less distributions from:
Net investment income	(0.54)	(1.12)	(0.90)

Total distributions	(0.54)	(1.12)	(0.90)

Net asset value, end of period	$31.34	$19.03	$44.07

Total return	67.92%[d]	(55.14)%	(10.17)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$90,882	$49,472	$70,509
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	4.06%	4.00%	2.68%
Portfolio turnover rate[f]	9%	9%	4%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

40	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Europe 350 Index Fund
	Six months ended Sep. 30, 2009 (Unaudited)	Year ended Mar. 31, 2009[a]	Year ended Mar. 31, 2008[a]	Year ended Mar. 31, 2007[a]	Year ended Mar. 31, 2006[a]	Year ended Mar. 31, 2005[a]

Net asset value, beginning of period	$25.58	$52.50	$53.99	$44.26	$37.65	$32.20

Income from investment operations:
Net investment income	0.69 [b]	1.59 [b]	1.60 [b]	1.22 [b]	0.96	0.68
Net realized and unrealized gain (loss)[c]	12.76	(26.83)	(1.52)	9.55	6.59	5.45

Total from investment operations	13.45	(25.24)	0.08	10.77	7.55	6.13

Less distributions from:
Net investment income	(0.71)	(1.68)	(1.57)	(1.04)	(0.94)	(0.68)

Total distributions	(0.71)	(1.68)	(1.57)	(1.04)	(0.94)	(0.68)

Net asset value, end of period	$38.32	$25.58	$52.50	$53.99	$44.26	$37.65

Total return	53.27%[d]	(49.34)%	(0.08)%	24.44%	20.30%	19.04%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,509,853	$1,161,534	$2,309,967	$2,564,551	$1,575,443	$1,182,054
Ratio of expenses to average net assets[e]	0.61%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of expenses to average net assets exclusive of foreign taxes[e]	0.60%	n/a	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets[e]	4.25%	4.04%	2.82%	2.47%	2.47%	2.26%
Portfolio turnover rate[f]	5%	9%	16%	4%	7%	5%

[a]	Per share amounts were adjusted to reflect a two-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	41

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Latin America 40 Index Fund
	Six months ended Sep. 30, 2009 (Unaudited)	Year ended Mar. 31, 2009[a]	Year ended Mar. 31, 2008[a]	Year ended Mar. 31, 2007[a]	Year ended Mar. 31, 2006[a]	Year ended Mar. 31, 2005[a]

Net asset value, beginning of period	$25.51	$50.61	$35.70	$28.13	$16.37	$12.44

Income from investment operations:
Net investment income	0.44 [b]	0.91 [b]	0.90 [b]	0.63 [b]	0.61 [b]	0.18
Net realized and unrealized gain (loss)[c]	17.17	(24.93)	14.70	7.59	11.49	3.94

Total from investment operations	17.61	(24.02)	15.60	8.22	12.10	4.12

Less distributions from:
Net investment income	(0.31)	(1.08)	(0.69)	(0.65)	(0.34)	(0.19)

Total distributions	(0.31)	(1.08)	(0.69)	(0.65)	(0.34)	(0.19)

Net asset value, end of period	$42.81	$25.51	$50.61	$35.70	$28.13	$16.37

Total return	69.40%[d]	(47.97)%	43.74%	29.39%	74.23%	33.17%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,557,888	$1,141,791	$3,353,014	$1,490,362	$1,554,429	$335,564
Ratio of expenses to average net assets[e]	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of expenses to average net assets exclusive of foreign taxes[e]	0.50%	n/a	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets[e]	2.43%	2.21%	1.96%	2.08%	2.58%	2.00%
Portfolio turnover rate[f]	12%	12%	4%	7%	12%	6%

[a]	Per share amounts were adjusted to reflect a five-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

42	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P/TOPIX 150 Index Fund
	Six months ended Sep. 30, 2009 (Unaudited)	Year ended Mar. 31, 2009[a]	Year ended Mar. 31, 2008[a]	Year ended Mar. 31, 2007[a]	Year ended Mar. 31, 2006[a]	Year ended Mar. 31, 2005[a]

Net asset value, beginning of period	$33.52	$54.22	$64.13	$62.25	$45.36	$47.29

Income from investment operations:
Net investment income	0.22 [b]	0.60 [b]	0.53 [b]	0.43 [b]	0.45 [b]	0.22
Net realized and unrealized gain (loss)[c]	9.72	(20.45)	(9.84)	1.83	16.63	(1.98)

Total from investment operations	9.94	(19.85)	(9.31)	2.26	17.08	(1.76)

Less distributions from:
Net investment income	(0.24)	(0.85)	(0.60)	(0.38)	(0.19)	(0.17)

Total distributions	(0.24)	(0.85)	(0.60)	(0.38)	(0.19)	(0.17)

Net asset value, end of period	$43.22	$33.52	$54.22	$64.13	$62.25	$45.36

Total return	29.71%[d]	(37.07)%	(14.58)%	3.65%	37.67%	(3.71)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$116,697	$80,437	$211,445	$365,514	$317,439	$95,254
Ratio of expenses to average net assets[e]	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[e]	1.08%	1.27%	0.86%	0.69%	0.85%	0.67%
Portfolio turnover rate[f]	4%	3%	3%	2%	7%	4%

[a]	Per share amounts were adjusted to reflect a two-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	43

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares S&P Emerging Markets Infrastructure Index Fund
Period from Jun. 16, 2009[a] to Sep. 30, 2009 (Unaudited)
Net asset value, beginning of period	$24.45

Income from investment operations:
Net investment income[b]	0.13
Net realized and unrealized gain[c]	3.13

Total from investment operations	3.26

Net asset value, end of period	$27.71

Total return	13.33%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$11,084
Ratio of expenses to average net assets[e]	0.70%
Ratio of expenses to average net assets prior to waived fees[e]	0.75%
Ratio of net investment income to average net assets[e]	1.61%
Portfolio turnover rate[f]	11%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

44	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares S&P Asia 50, iShares S&P Developed ex-U.S. Property, iShares S&P Europe 350, iShares S&P Latin America 40, iShares S&P/TOPIX 150, and iShares S&P Emerging Markets Infrastructure Index Funds (each, a “Fund,” collectively, the “Funds”). The iShares S&P Emerging Markets Infrastructure Index Fund commenced operations on June 16, 2009.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act, except for the iShares S&P Europe 350 Index Fund, which is classified as a diversified fund. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Each Fund invests in the securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

NOTES TO FINANCIAL STATEMENTS	45

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”);

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

46	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

The following table summarizes the values of each Fund’s investments according to the fair value hierarchy as of September 30, 2009. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

	Investments in Securities
iShares Index Fund and Asset Class	Level 1	Level 2	Level 3	Total
S&P Asia 50	$111,650,026	$–	$–	$111,650,026
S&P Developed ex-U.S. Property	95,624,462	–	–	95,624,462

S&P Europe 350
Common Stocks	1,499,562,717	–	31	1,499,562,748
Preferred Stocks	3,476,509	–	–	3,476,509
Rights	597,333	–	81	597,414
Warrants	–	–	7,301	7,301
Short-Term Investments	30,383,065	–	–	30,383,065

Total S&P Europe 350	1,534,019,624	–	7,413	1,534,027,037

S&P Latin America 40	2,614,016,324	–	–	2,614,016,324
S&P/TOPIX 150	116,466,435	–	–	116,466,435
S&P Emerging Markets Infrastructure	11,052,802	–	–	11,052,802

The following table provides the reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the six months ended September 30, 2009:

iShares Index Fund and Asset Class	Balance at Beginning of Period	Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers In (Out)	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held at End of Period
S&P Europe 350
Common Stocks	$28	$3	$–	$–	$31	$3
Rights	8,440,081	8	–	(8,440,008)	81	8
Warrants	–	–	–	7,301	7,301	7,301

NOTES TO FINANCIAL STATEMENTS	47

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, capital gains on investments or currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are disclosed in their Statements of Operations. Foreign taxes payable as of September 30, 2009, if any, are reflected in the Funds’ Statements of Assets and Liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended September 30, 2009.

48	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Certain Funds had tax basis net capital loss carryforwards as of March 31, 2009, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Total
S&P Asia 50	$–	$–	$–	$–	$–	$–	$4,137,780	$4,137,780
S&P Developed ex-U.S. Property	–	–	–	–	–	37,441	1,561,084	1,598,525
S&P Europe 350	–	2,828,772	–	–	–	–	47,090,987	49,919,759
S&P Latin America 40	29,834	187,237	95,728	1,028,989	4,985,741	844,965	23,841,805	31,014,299
S&P/TOPIX 150	276,198	17,138	175,929	134,303	335,080	1,371,929	1,586,598	3,897,175

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

For the six months ended September 30, 2009, certain Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the six months ended September 30, 2009 are disclosed in the Funds’ Statements of Operations.

As of September 30, 2009, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

S&P Asia 50	$104,284,659	$10,818,949	$(3,453,582)	$7,365,367
S&P Developed ex-U.S. Property	126,913,593	–	(31,289,131)	(31,289,131)
S&P Europe 350	1,718,168,625	70,162,517	(254,304,105)	(184,141,588)
S&P Latin America 40	2,805,827,866	85,099,101	(276,910,643)	(191,811,542)
S&P/TOPIX 150	152,667,763	2,201,106	(38,402,434)	(36,201,328)
S&P Emerging Markets Infrastructure	10,762,433	496,070	(205,701)	290,369

Management has reviewed the tax positions as of September 30, 2009, inclusive of the prior three open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS	49

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to each Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
S&P Asia 50	0.50%
S&P Developed ex-U.S. Property	0.48
S&P Europe 350	0.60
S&P Latin America 40	0.50
S&P/TOPIX 150	0.50
S&P Emerging Markets Infrastructure	0.75

Effective June 16, 2009, BGFA has contractually agreed to waive a portion of its investment advisory fees for the iShares S&P Emerging Markets Infrastructure Index Fund through June 30, 2011 in an amount equal to the investment advisory fees payable on the amount of the Fund’s investment in other iShares Funds.

State Street Bank and Trust Company (“State Street”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Funds. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended September 30, 2009, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
S&P Asia 50	$3,806
S&P Developed ex-U.S. Property	38,660
S&P Europe 350	154,280
S&P Latin America 40	175,058
S&P/TOPIX 150	6,583

50	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Each Fund may invest in certain money market funds managed by BGFA, the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. These money market funds seek to achieve their investment objectives by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Funds from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statements of Operations.

The iShares S&P Emerging Markets Infrastructure Index Fund, in order to improve its portfolio liquidity and its ability to track the S&P Emerging Markets Infrastructure Index, may invest in shares of other iShares Funds that invest in securities in the Fund’s underlying index. As of September 30, 2009, the iShares S&P Emerging Markets Infrastructure Index Fund held shares of the iShares MSCI Chile Investable Market, iShares MSCI Malaysia and iShares MSCI South Korea Index Funds.

For the six months ended September 30, 2009, certain Funds had direct investments (exclusive of short-term investments) in issuers of which BGFA is an affiliate or issuers of which the Fund owns 5% or more of the outstanding voting securities as follows:

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend Income	Net Realized Gain
S&P Europe 350 Barclays PLC	2,306	750	468	2,588	$15,315,837	$–	$1,688,832
S&P Emerging Markets Infrastructure
iShares MSCI Chile Investable Market Index Fund	–	3	–	3	153,248	372	–
iShares MSCI Malaysia Index Fund	–	48	11	37	373,152	1,898	11,856
iShares MSCI South Korea Index Fund	–	9	2	7	353,692	723	14,760

					$880,092	$2,993	$26,616

Certain trustees and officers of the Trust are also officers of BGI and/or BGFA.

NOTES TO FINANCIAL STATEMENTS	51

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2009 were as follows:

iShares Index Fund	Purchases	Sales
S&P Asia 50	$24,233,038	$4,823,116
S&P Developed ex-U.S. Property	6,536,009	6,331,030
S&P Europe 350	72,756,857	73,816,365
S&P Latin America 40	231,400,764	220,633,339
S&P/TOPIX 150	4,689,393	4,495,301
S&P Emerging Markets Infrastructure	1,541,377	698,900

In-kind transactions (see Note 4) for the six months ended September 30, 2009 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
S&P Asia 50	$23,523,869	$1,433,437
S&P Developed ex-U.S. Property	8,211,298	–
S&P Europe 350	21,586,710	248,863,111
S&P Latin America 40	670,216,312	122,187,540
S&P/TOPIX 150	21,563,861	12,501,889
S&P Emerging Markets Infrastructure	11,146,935	1,371,474

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in the relevant Fund’s underlying index and an amount of cash (except for the iShares S&P Asia 50 Index Fund which is offered in Creation Units partially for cash in U.S. dollars). Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash pay an additional variable charge to compensate the relevant Fund for brokerage and market impact expenses relating to investing in portfolio securities.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of

52	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BGFA; such reinvestments are subject to investment risk.

As of September 30, 2009, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BGFA. The market value of the securities on loan as of September 30, 2009 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

6. BLACKROCK TRANSACTION

On June 16, 2009, Barclays PLC, the ultimate parent company of BGFA and BGI, accepted a binding offer and entered into an agreement to sell its interests in BGFA, BGI and certain affiliated companies, to BlackRock, Inc., (the “BlackRock Transaction”). The BlackRock Transaction is subject to certain regulatory approvals, as well as other conditions to closing.

Under the 1940 Act, completion of the BlackRock Transaction will cause the automatic termination of each Fund’s current investment advisory agreement with BGFA. In order for the management of each Fund to continue uninterrupted, the Board approved a new investment advisory agreement for each Fund subject to shareholder approval. A special meeting of shareholders of the Funds was called and held on November 4, 2009 for shareholders of record as of the close of business on August 25, 2009. The results of the shareholder voting can be found in the “Shareholder Meeting Results” disclosure on the following page.

7. REVIEW OF SUBSEQUENT EVENTS

In connection with the preparation of the financial statements of the Funds as of and for the six months ended September 30, 2009, events and transactions through November 19, 2009, the date the financial statements are available to be issued, have been evaluated by the Funds’ management for possible adjustment and/or disclosure. No subsequent events requiring financial statement disclosure have been identified.

NOTES TO FINANCIAL STATEMENTS	53

Shareholder Meeting Results (Unaudited)

iSHARES® TRUST

Two separate special meetings of shareholders of iShares Trust were held on November 4, 2009. The proposals acted upon by shareholders at the special meetings and the results of the shareholder vote were as follows:

First Meeting

The shareholder meetings for the Funds were subsequently adjourned until November 19, 2009, except for the iShares S&P Developed ex-U.S. Property Index Fund. The shareholders of this Fund approved Proposal 1.

Proposal 1

To approve a new investment advisory agreement between the Trust and BGFA, on behalf of each Fund, which will take effect upon the consummation of the Barclays PLC binding agreement to sell its interest in BGFA and certain affiliated companies to BlackRock, Inc. (the “Transaction”).

iShares Index Fund	Votes For	Votes Against	Votes Abstaining	Broker Non-Votes*
S&P Developed ex-U.S. Property	1,256,231	57,209	18,271	101,764

Proposal 2

To approve a change in the classification of the iShares S&P Europe 350 and iShares S&P Latin America 40 Index Funds’ investment objective from a fundamental investment policy to a non-fundamental investment policy.

Second Meeting

This proposal was approved by the shareholders of the Trust. All nominees who previously served as Trustees of the Trust were re-elected and the term of their election commenced immediately. Robert S. Kapito was newly elected as a Trustee to the Trust and the term of his election will take effect upon the consummation of the Transaction.

Proposal 1**

To elect a Board of Trustees of the Trust.

Independent Trustee	Votes For	Votes Withheld
George G.C. Parker	3,275,616,398	76,114,140
J. Darrell Duffie	3,155,645,073	196,085,465
Cecilia H. Herbert	3,284,632,277	67,098,261
Charles A. Hurty	3,283,313,465	68,417,073
John E. Kerrigan	3,285,163,741	66,566,797
John E. Martinez	3,284,826,244	66,904,294
Robert H. Silver	3,294,357,381	57,373,157

Interested Trustee	Votes For	Votes Withheld
Robert S. Kapito	3,229,642,767	122,087,770
Lee T. Kranefuss	2,147,369,285	1,204,361,252

*	Broker non-votes are proxies received by the Fund from brokers or nominees who did not receive instructions from the beneficial owner or other persons entitled to vote and who have no discretionary power to vote on a particular matter. Broker non-votes have the effect of a vote against the proposal.
**	Denotes Trust-wide proposal and voting results.

54	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Current Investment Advisory

Contract (Unaudited)

iSHARES® TRUST

I. iShares S&P Asia 50, iShares S&P Europe 350, iShares S&P Latin America 40, iShares S&P/TOPIX 150 and iShares S&P Developed ex-U.S. Property Index Funds

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BGFA (the “Advisory Contract”) on behalf of the Funds. As required by Section 15(c), the Board requested and BGFA provided such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Contract. At a meeting held on June 16-17, 2009, the Board approved the selection of BGFA and the continuance of the Advisory Contract, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, no one of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BGFA

Based on management’s representations, the Board expected that there will be no diminution in the scope of services required of or provided by BGFA under the Advisory Contract for the coming year as compared to the scope of services provided by BGFA over the past year. In reviewing the scope of these services, the Board considered BGFA’s investment philosophy and experience, noting that BGFA and its affiliates have committed significant resources over time, including over the past year, including investment in technology and increasing the number of their employees supporting the Funds. The Board also considered BGFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board further noted that BGFA does not serve as investment adviser for any other series of registered investment companies with substantially similar investment objectives and strategies as any of the Funds; therefore, directly comparable performance information was generally not available. However, the Board also noted that the Funds had met their investment objectives consistently since their respective inception dates. Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Funds under the Advisory Contract were appropriate and mitigated in favor of the Board’s approval of the Advisory Contract for the coming year.

FUNDS’ EXPENSES AND PERFORMANCE OF THE FUNDS

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology and any registered investment companies that would otherwise have been excluded from Lipper’s comparison group due to certain differentiating factors, but were nonetheless included at the request of BGFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Groups included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds. In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of

BOARD REVIEW AND APPROVAL OF CURRENT INVESTMENT ADVISORY CONTRACT	55

Board Review and Approval of Current Investment Advisory Contract (Unaudited) (Continued)

iSHARES® TRUST

each Fund for the one-, three- and five-year periods, as applicable, and the “last quarter” period ended March 31, 2009, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Groups include funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its benchmark index and that during the prior year the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such comparative performance information was also considered by the Board.

The Board also noted that the investment advisory fees and overall expenses for the Funds were generally lower than the median or average investment advisory fee rates and overall expenses of the funds in their respective Lipper Groups. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund, as managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the relevant Lipper Group, were satisfactory for the purposes of approving the Advisory Contract for the coming year.

COSTS OF SERVICES PROVIDED TO FUNDS AND PROFITS REALIZED BY BGFA AND AFFILIATES

The Board reviewed information about the profitability to BGFA of the Funds based on the fees payable to BGFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BGFA and its affiliates from the Funds’ operations for the last calendar year. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BGI from securities lending by the Trust (including any securities lending by the Funds). The Board also discussed BGFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BGFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of the Funds’ profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets. The Board noted that the Advisory Contract does not provide for breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board further noted that possible future economies of scale for the Funds had been taken into consideration by fixing the investment advisory fees at rates at the lower end of the marketplace, effectively giving Fund shareholders, from inception, the benefits of the lower average fee shareholders would have received from a fee structure with declining breakpoints where the initial fee was higher. The Board noted that the asset size of each of the Funds except for the iShares S&P Asia 50 Index Fund, decreased over the past twelve months. The Board also reviewed BGFA’s historic profitability as investment adviser to the iShares fund complex and noted that BGFA had continued to make significant investments in the iShares fund complex, that expenses had grown at a pace similar to the growth in revenue, and that BGFA had incurred operating losses during earlier years when the iShares funds, including the Funds, had not yet reached scale. In light of this history, the Board determined that further reductions in fee rates or additions of breakpoints were not warranted at this juncture for the other Funds. Based on this review, as well as the discussions described above in connection with the Lipper Group and performance benchmark comparisons, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees reflects appropriate sharing of economies of scale with the Funds’ shareholders.

56	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Current Investment Advisory Contract (Unaudited) (Continued)

iSHARES® TRUST

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board received and considered information regarding the Funds’ annual investment advisory fee rates under the Advisory Contract in comparison to the investment advisory/management fee rates for other funds/accounts for which BGFA or BGI, an affiliate of BGFA, provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts (together, the “Other Accounts”). The Board noted that directly comparable investment advisory/management fee information was not available for the Funds, as BGFA and its affiliates do not manage any Other Accounts with substantially similar investment objectives and strategies as any of the Funds. However, the Board noted that BGFA provided the Board with general information regarding how the level of services provided to the Other Accounts differed from the level of services provided to the Funds. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contract are fair and reasonable.

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Funds by BGFA, such as any payment of revenue to BGI, the Trust’s securities lending agent, for loaning any portfolio securities, and the payment of advisory fees and/or administration fees to BGFA and BGI in connection with any investments by the Funds in other funds for which BGFA provides investment advisory services and/or BGI provides administration services. The Board noted that while revenue to BGI in connection with securities lending agency services to the iShares funds increased overall as against the previous year, overall revenue increased by approximately the same percentage as overall expenses. The Board noted that BGFA does not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BGFA affiliate or purchased from an underwriting syndicate in which a BGFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

Based on this analysis, the Board determined that the Advisory Contract, including the investment advisory fee rates thereunder is fair and reasonable in light of all relevant circumstances, and concluded that it is in the best interest of the Funds and their shareholders to approve the Advisory Contract for the coming year.

II. iShares S&P Emerging Markets Infrastructure Index Fund

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required to consider and approve the Fund’s entering into an Investment Advisory Contract with BGFA (the “Advisory Contract”). As required by Section 15(c), the Board requested, and BGFA provided, such information as the Board deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract. At a meeting held on March 4-5, 2008, the Board approved the selection of BGFA and the Advisory Contract for the Fund, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, none of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES TO BE PROVIDED BY BGFA

The Board reviewed the scope of services to be provided by BGFA under the Advisory Contract. In reviewing the scope of services to be provided to the Fund by BGFA, the Board considered BGFA’s investment philosophy and experience, noting that over the past several years

BOARD REVIEW AND APPROVAL OF CURRENT INVESTMENT ADVISORY CONTRACT	57

Board Review and Approval of Current Investment Advisory Contract (Unaudited) (Continued)

iSHARES® TRUST

BGFA and its affiliates have committed significant resources to the support of the other iShares funds. The Board considered in particular that BGFA’s services for the other iShares funds capitalize on BGFA’s core competencies, including the effective use of its proprietary investment models analyzing securities market risk, asset class correlations and expected returns. The Board also considered services provided by BGFA and its affiliates in connection with the review of counterparty and issuer credit risk and securities lending opportunities and the oversight of intermediaries that provide shareholder support and processing functions.

The Board also considered BGFA’s compliance program and its compliance record with respect to the other iShares funds. The Board noted that, for other iShares funds, BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund. In addition to the above considerations, the Board reviewed and considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board noted that BGFA does not serve as investment adviser for any other series of registered investment companies with substantially similar investment objectives and strategies as the Fund; therefore, comparative performance information was generally not available. Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Fund under the Advisory Contract were appropriate and supported the Board’s selection of BGFA as investment adviser to the Fund.

FUND EXPENSES

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other funds registered under the 1940 Act objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary methodology and registered funds that would otherwise have been excluded from Lipper’s comparison group because of their size or other differentiating factors, but were nonetheless included at the request of BGFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to that tracked by the Fund, the Lipper Group included in part, at the request of BGFA, mutual funds, closed-end funds, exchange traded funds, and funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the Lipper Group and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information may or may not provide meaningful direct comparisons to the Fund. The Board noted that the investment advisory fee rate and overall expense components for the Fund were generally lower than the median or average investment advisory fee rates and overall expenses of the funds in its Lipper Group. After discussion with BGFA management of the relative cost structures of the Funds and the funds in the Lipper Group, the Board also noted that the investment advisory fee rate applicable to the Fund was consistent with the investment advisory fee rates of other iShares funds in similar asset classes and/or index families, as well as the level of additional services provided by BGFA in comparison to the services provided by competitor providers. The Board took into account BGFA’s assertion that the other exchange traded funds do not offer similar market exposure as the Fund. Based on this review, the Board concluded that the investment advisory fee and expense levels of Fund, as proposed to be managed by BGFA, as compared to the investment advisory fees and expense levels of the funds in the Lipper Group, were satisfactory for the purposes of approving the Advisory Contract.

COSTS OF SERVICES TO BE PROVIDED TO THE FUNDS AND PROFITS TO BE REALIZED BY BGFA AND AFFILIATES

The Board did not consider the profitability of the Fund to BGFA based on the fees payable under the Advisory Contract or revenue to be received by BGFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. However, the Board noted that it would consider and monitor these matters in the future.

58	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Current Investment Advisory Contract (Unaudited) (Continued)

iSHARES® TRUST

ECONOMIES OF SCALE

The Board noted that the Advisory Contract for the Fund does provide for breakpoints in the investment advisory fee rate. The Board discussed that the Fund would receive breakpoints in the investment advisory fee rates at certain asset levels of the Fund on an aggregated basis with certain other iShares funds. The Board noted that the Fund, from inception, would receive the immediate benefit from this breakpoint structure. Based on this review, as well as the discussions described above in connection with the Lipper Group comparisons, the Board, recognizing its responsibility to consider this issue at least annually following an initial two-year period, concluded that the structure of the investment advisory fee, at present reflects the sharing and, as a result of the breakpoints for the Fund, potential further sharing, of economies of scale with the Fund shareholders.

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board considered certain information regarding the Fund’s annual investment advisory fee rate under the Advisory Contract in comparison to the investment advisory/management fee rates for other funds/accounts with substantially similar investment objectives and strategies, for which BGFA (or its affiliate, BGI) provides investment advisory/management services, including collective funds and separate accounts (together, the “Other Accounts”). The Board noted that comparative investment advisory/management fee information was not available for the Fund, as BGFA and its affiliates do not manage any Other Accounts with substantially similar investment objectives and strategies as the Fund. The Board also noted that BGFA provided the Board with general information regarding how the level of services provided to the Other Accounts differed from the level of services provided to the Fund. Based on this review, as well as the discussions described above in connection with the Lipper Group comparisons, the Board determined that the investment advisory fee rate under the Advisory Contract does not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rate under the Advisory Contract is fair and reasonable.

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

Except as noted below, the Board did not consider any ancillary revenue to be received by BGFA and/or its affiliates in connection with the services to be provided to the Fund by BGFA since the proposed relationship had not yet commenced. However, the Board noted that BGFA would not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered the potential for revenue to BGI, the Trust’s securities lending agent, in the event of any loaning of portfolio securities of the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BGFA affiliate or purchased from an underwriting syndicate in which a BGFA affiliate participates, will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act.

In addition to the analysis set forth above, it should be noted that the fee arrangement for the Fund reflect the result of several years of review and discussion between the Board and BGFA. Various aspects of those arrangements may receive greater scrutiny in some years than others. The Board’s conclusions may be informed in part by information provided to the Board in prior years regarding details of the quality and scope of the adviser’s services.

Based on the foregoing, the Board determined that the Advisory Contract, including the investment advisory fee rates thereunder, is fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Fund and its shareholders to approve the Advisory Contract.

BOARD REVIEW AND APPROVAL OF CURRENT INVESTMENT ADVISORY CONTRACT	59

Board Review and Approval of New Investment Advisory Agreements (Unaudited)

iSHARES® TRUST

On June 16, 2009, Barclays Bank PLC (“Barclays”) entered into an agreement to sell its interest in the Barclays Global Investors asset management business, which includes BGI and BGI’s business of advising, sponsoring and distributing exchange-traded funds, to BlackRock, Inc. (“BlackRock”). Assuming receipt of the requisite regulatory approvals and the satisfaction of other conditions to the closing, the subsidiaries of Barclays operating the BGI business, including BGFA will be sold to BlackRock (the “Transaction”).

BGFA currently serves as the investment adviser to each Fund pursuant to an investment advisory agreement with the Trust (the “Current Advisory Agreement”). Under the 1940 Act, the Transaction, if consummated, will result in the automatic termination of the Current Advisory Agreement. In order for the management of each Fund to continue uninterrupted, the Board approved interim and new investment advisory agreements (the “New Advisory Agreements”) with the Trust, subject to shareholder approval.

BOARD CONSIDERATIONS IN APPROVING THE NEW ADVISORY AGREEMENTS

At an in-person Board meeting held on August 13, 2009, the Board, including the Independent Trustees, unanimously approved the New Advisory Agreements between BGFA and the Trust, on behalf of its Funds after consideration of all factors determined to be relevant to the Board’s deliberations, including those discussed below.

The Approval Process – At telephonic and in-person meetings held in June, July and August of this year, the Board, including the Independent Trustees, discussed the Transaction and the New Advisory Agreements for the Funds.

In preparation for their consideration of the New Advisory Agreements, the Trustees received, in response to a written due diligence request prepared by the Board and its independent counsel and provided to BlackRock, BGI and BGFA, comprehensive written information covering a range of issues and received, in response to their additional requests, further information in advance of and at the August 13, 2009 in-person Board meeting. To assist the Board in its consideration of the New Advisory Agreements, BlackRock provided materials and information about itself, including its history, management, investment, risk management and compliance capabilities and processes, and financial condition, and BGFA provided materials and information about the Transaction. In addition, the Independent Trustees consulted with their independent legal counsel and Fund counsel on numerous occasions, discussing, among other things, the legal standards and certain other considerations relevant to the Board’s deliberations.

In June 2009, the Board had performed a full annual review of, or initially approved, as applicable, the current Investment Advisory Agreement between BGFA and the Trust, on behalf of its Funds for each Fund (other than the iShares S&P Emerging Markets Infrastructure Index Fund (“EMIF”), whose Current Advisory Agreement was not required to be approved at the June Meeting) as required by the 1940 Act and, after reviewing, among other things, the investment capabilities, resources and personnel of BGFA, determined that the nature, extent and quality of the services provided by BGFA under the Current Advisory Agreements were appropriate. The Board also determined that the advisory fees paid by each Fund, taking into account any applicable agreed-upon fee waivers and breakpoints, were fair and reasonable in light of the services provided, the costs to BGFA of providing those services, economies of scale, the fees and other expenses paid by similar funds (including information provided by Lipper, Inc. (“Lipper”)), and such other circumstances as the Trustees considered relevant in the exercise of their reasonable judgment. The Board approved the Current Advisory Agreements, other than the Current Advisory Agreement for EMIF, on June 17, 2009. EMIF, which commenced operations on June 16, 2009, did not operate for a meaningful period of time prior to the June 2009 and August 2009 Board meeting to provide a basis for the Board to consider the Fund’s performance history and information relating to the profitability of BGFA, economies of scale and other benefits to BGFA and its affiliates under the Fund’s Current Advisory Agreement, although certain of these matters had been considered in connection with the initial approval of its Current Advisory Agreement. In addition, the Board had previously considered the Fund’s expenses in connection with the approval of the Fund’s Current Advisory Agreement, which information had, as of the August 2009 Board meeting, not changed materially since the initial approval. Accordingly, for EMIF, references below to the June 2009 Board meeting generally refers to the initial approval considerations, which are consistent with those discussed below for the other Funds.

60	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of New Investment Advisory Agreements (Unaudited) (Continued)

iSHARES® TRUST

In advance of the June 2009 Board meeting, the Board requested and received materials specifically relating to each Fund’s Current Advisory Agreement. These materials were prepared for each Fund, and included information (i) compiled by Lipper on the fees and expenses and the investment performance of the Fund as compared to a comparable group of funds as classified by Lipper; (ii) prepared by BGFA discussing market conditions generally; (iii) on the profitability to BGFA of the Current Advisory Agreements and other payments received by BGFA and its affiliates from the Funds; and (iv) provided by BGFA concerning services related to the valuation and pricing of Fund portfolio holdings, and direct and indirect benefits to BGFA and its affiliates from their relationship with the Fund.

At the June 17, July 29 and August 13, 2009 Board meetings, the Trustees discussed with representatives of BGI, BGFA and BlackRock, the management, investment, risk management and compliance capabilities and processes, and financial condition of BlackRock, the Transaction and its rationale, and BlackRock’s general plans and intentions regarding BGFA and the Funds. At these Board meetings, representatives of BGI, BGFA and BlackRock made various presentations to, and responded to questions from, the Board. The Board also inquired about the plans for, and anticipated roles and responsibilities of, the employees and officers of BGFA in connection with the Transaction, including the anticipated senior management structure of BGFA following the completion of the Transaction. The Independent Trustees also conferred separately and with their independent legal counsel about the Transaction and other matters related to the Transaction on a number of occasions. After the presentations and after reviewing the written materials provided, the Independent Trustees met in executive sessions with their independent legal counsel at the June, July and August 2009 Board meetings to consider the Transaction, its expected impact on BGFA and the Funds, and the New Advisory Agreements.

In connection with the Board’s review of the New Advisory Agreements, BGI, BGFA and/or BlackRock, as applicable, provided the Board with information about a variety of matters. The Board considered, among other things, the following information:

•	the reputation, financial strength and resources of BlackRock and its investment advisory subsidiaries and the anticipated financial strength and resources of the combined company;

•

that there is not expected to be any diminution in the nature, quality and extent of services provided to the Funds and their shareholders by BGFA, including portfolio management and compliance services;

•

that BGFA and BlackRock have no present intention to alter the advisory fee rates and expense arrangements currently in effect for the Funds for a period of two years from the date of the closing of the Transaction;

•	that it is expected that substantially all of the current employees of BGFA will remain employees of BGFA and will continue to provide services to the Funds following the Transaction;

•

that the Funds may benefit from having direct access to BlackRock’s state of the art technology and risk management analytic tools, including investment tools, provided under the BlackRock Solutions® brand name;

•	that the Funds are expected to continue to be sold through existing distribution channels;

•	that the Funds will have access to greater distribution resources through BlackRock’s relationships with third party brokers and retirement plan platforms;

•	that the parties to the Transaction agreement have agreed to conduct their respective businesses in compliance with the conditions of Section 15(f) of the 1940 Act in relation to the Funds;

BOARD REVIEW AND APPROVAL OF NEW INVESTMENT ADVISORY AGREEMENTS	61

Board Review and Approval of New Investment Advisory Agreements (Unaudited) (Continued)

iSHARES® TRUST

•

that Barclays or one of its affiliates has agreed to pay all expenses of the Funds in connection with the Board’s consideration of the New Advisory Agreements and all costs of seeking shareholder approval of the New Advisory Agreements; and

•

that Barclays and BlackRock would derive benefits from the Transaction and that, as a result, they may have a different financial interest in the matters that were being considered than do Fund shareholders.

The Board did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors discussed below. The Trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately in respect of each Fund. In their deliberations, the Trustees considered information received in connection with their most recent approval or continuation of each Current Advisory Agreement at the June 2009 Board meeting, in addition to information provided by BGI, BGFA and BlackRock regarding BlackRock and the Transaction, in connection with their evaluation of the terms and conditions of the New Advisory Agreements. The Trustees, including a majority of the Independent Trustees, concluded that the terms of the New Advisory Agreements are appropriate, that the fees to be paid are reasonable in light of the services to be provided to each Fund, and that the New Advisory Agreements should be approved and recommended to Fund shareholders. In voting to approve the New Advisory Agreements in respect of each Fund, the Board considered in particular the following factors:

The nature, extent and quality of services to be provided by BGFA and its affiliates – In connection with their consideration of the New Advisory Agreements, the Board considered representations by BGFA, BGI and BlackRock that there would be no diminution in the scope of services required of or provided by BGFA under the New Advisory Agreements for each Fund as compared to the scope of services provided by BGFA under the Current Advisory Agreement. In reviewing the scope of these services at the June and August 2009 Board meetings, the Board considered BGFA’s investment philosophy and experience, noting that BGFA and its affiliates have committed significant resources over time, including over the past year, including investments in technology and increasing the number of their employees supporting the Funds. The Board also considered BGFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board noted that it expects that these reports and discussions will continue following the consummation of the Transaction. In addition to the above considerations, the Board considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board further took into account that, with respect to most of the Funds, BGFA does not serve as investment adviser for other series of registered investment companies with substantially similar investment objectives and strategies; therefore, directly comparable performance information was generally not available for most Funds. The Board also considered each Fund’s record of performing in accordance with its investment objective.

In connection with the investment advisory services to be provided under the New Advisory Agreements, the Board took into account detailed discussions with representatives of BGFA at the June 2009 Board meeting and at prior Board meetings regarding the management of each Fund. In addition to the investment advisory services to be provided to the Funds, the Board, at the August 2009 Board meeting, considered that BGFA also will continue to provide management and administrative services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Funds, and that these services were expected to be consistent with the services BGFA currently performs under the Current Advisory Agreements.

The Board noted the representations of BGFA, BGI and BlackRock that the Transaction was not expected to have any adverse effect on the resources and strengths of BGFA in managing the Funds. The Board also considered that the Funds and their shareholders may benefit from having direct access to BlackRock’s state of the art technology and risk management analytic tools, including the investment tools provided under the BlackRock Solutions® brand name. The Board discussed BlackRock’s current financial condition, its anticipated financial condition following the completion of the Transaction and its lines of business. The Board also discussed BGFA’s anticipated

62	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of New Investment Advisory Agreements (Unaudited) (Continued)

iSHARES® TRUST

financial condition following the completion of the Transaction. The Board discussed BlackRock’s current ownership structure and expected ownership structure following the completion of the Transaction. The Board was advised that BlackRock operates as an independent firm, with its own Board of Directors and no majority shareholder. The Board was also advised that while BlackRock’s largest shareholders, Merrill Lynch, a wholly owned subsidiary of Bank of America, and PNC, are important clients and strategic partners of BlackRock, they are not involved in the firm’s day-to-day management or operations.

Based on the discussions held and the materials presented at the June, July and August 2009 Board meetings and prior Board meetings, the Board determined that the Transaction would not likely cause an adverse change in the nature, extent and quality of the services to be provided by BGFA under the New Advisory Agreements compared with the services provided by BGFA under the Current Advisory Agreements and that the Board expects that the quality of such services will continue to be appropriate.

Funds’ expenses and performance of the Funds – The Board received and reviewed statistical information prepared by Lipper at the June 2009 meeting and also received information at prior meetings regarding the expense ratio components of the Funds, including advisory fees, waivers and reimbursements, and gross and net total expenses, in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising a Fund’s peer group pursuant to Lipper’s proprietary methodology and, for certain Funds, registered investment companies that would otherwise have been excluded from Lipper’s comparison group due to certain differentiating factors, but were nonetheless included at the request of BGFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by most of the Funds, the Lipper Groups sometimes included mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to certain Funds.

The Board noted that the investment advisory fees and overall expenses for the Funds were generally lower than the median or average investment advisory fee rates and overall expenses of the Funds in their Lipper Groups with respect to the Current and New Advisory Agreements. The Board took into account that the fee rates for each Fund under the New Advisory Agreements are identical to the fee rates under the respective Current Advisory Agreements. Further, the Board noted that representatives of BGFA and BlackRock had confirmed that there is no present intention to alter the advisory fee rates, expense waivers or expense reimbursements currently in effect for the Funds for a period of two years from the date of the closing of the Transaction.

In addition to reviewing the fees and expenses, the Board noted that it regularly reviews each Fund’s performance and at the June 2009 meeting reviewed statistical information prepared by Lipper regarding the performance of each Fund for the quarter-end, one-, three-, five-and ten-year periods, as applicable, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Groups track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of the relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their performance benchmark indices over the relevant periods. In considering this information, the Board took into account that the Lipper Groups include funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its benchmark index and that during the prior year the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indices. This comparative performance information was also considered by the Board. The Board considered BGFA’s substantial investment advisory experience and capabilities, as well as the possibility of additional resources and support from BlackRock following the completion of the Transaction, but noted that the effect, if any, the consummation of the Transaction would have on the future performance of the Funds could not be predicted.

BOARD REVIEW AND APPROVAL OF NEW INVESTMENT ADVISORY AGREEMENTS	63

Board Review and Approval of New Investment Advisory Agreements (Unaudited) (Continued)

iSHARES® TRUST

Based on this review, the Board had concluded that the investment advisory fee rates and expense levels and the historical performance of each Fund, as compared to the investment advisory fee rates and expense levels and performance of the funds in the relevant Lipper Group, were satisfactory for the purposes of approving the Current Advisory Agreements and concluded that these comparisons continued to be satisfactory for the purpose of approving the New Advisory Agreements.

Cost of services provided and profits realized by BGFA from the relationship with each Fund – The Board considered that at the June 2009 Board meeting and at prior meetings, it had reviewed information about the profitability of BGFA with respect to the Funds based on the fees payable to BGFA and its affiliates (including fees under the Current Advisory Agreements), and all other sources of revenue and expense to BGFA and its affiliates from the Funds’ operations for the last calendar year. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BGI from securities lending by the Companies (including any securities lending by the Funds). The Board also discussed BGFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below).

In evaluating the costs of the services to be provided by BGFA under the New Advisory Agreements, the Board considered, among other things, whether advisory fee rates or other expenses would change as a result of the Transaction. The Board noted that the New Advisory Agreements are similar to the Current Advisory Agreements, including the fact that the fee rates under the Agreements are identical and that representatives of BGFA and BlackRock represented that there is no present intention due to the Transaction to alter the advisory fee rates, expense waiver or expense reimbursements currently in effect for the Funds for a period of two years from the date of the closing of the Transaction. It was noted that it was not possible to predict how the Transaction would affect BGFA’s profitability from its relationship with the Funds. Potential cost savings had been described by BlackRock representatives that may be achieved by BlackRock immediately following the Transaction, but even if all of such savings were realized by BGFA in connection with the management of the Funds, BGFA’s profitability in respect of the Funds was not expected to increase in a significant respect. BGFA, BlackRock and the Board discussed how profitability will be calculated and presented to the Board following the Transaction, and the Board reviewed BlackRock’s 2008 profitability methodology with respect to its registered funds. The Board expects to receive profitability information from BGFA on at least an annual basis following the completion of the Transaction and thus be in a position to evaluate whether any adjustments in Fund fees would be appropriate.

The extent to which economies of scale would be realized as a Fund grows and whether fee levels would reflect such economies of scale – In connection with its review of the Funds’ profitability analysis at the June 2009 meeting, the Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets. At the June 2009 Board meeting, the Board also reviewed BGFA’s historic profitability as investment adviser to the iShares fund complex and noted that BGFA had continued to make significant investments in the iShares fund complex, that expenses had grown at a pace similar to the growth in revenue, and that BGFA had incurred operating losses during earlier years when the iShares funds, including the Funds, had not yet reached scale. The Board further noted that the Current and New Advisory Agreements provide for breakpoints in certain Funds’ investment advisory fee rates as the assets of the Funds, on an aggregated basis with the assets of certain other Funds, increase and that breakpoints were implemented the previous year for certain Funds. The Board noted that for certain other Funds, the Current and New Advisory Agreements do not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase; however, the Board further noted that possible future economies of scale for those Funds had, in many cases, been taken into consideration by fixing the investment advisory fees at rates at the lower end of the marketplace, effectively giving Fund shareholders, from inception, the benefits of the lower average fee shareholders may have received from a fee structure with declining breakpoints where the initial fee was higher. At the June 2009 Board meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fee rates, with the breakpoints for certain Funds, reflected appropriate sharing of economies of scale with the Funds’ shareholders.

64	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of New Investment Advisory Agreements (Unaudited) (Continued)

iSHARES® TRUST

The Board noted representations from BGFA and BlackRock that BGFA will continue to make significant investments in the iShares fund complex and the infrastructure supporting the Funds. The Board determined that changes to the fee structure were not currently necessary and that the Funds appropriately participate in economies of scale. It was noted that it was not possible to evaluate how the Transaction would create opportunities for additional economies of scale. The Board expects to consider economies of scale on at least an annual basis following completion of the Transaction and thus be in a position to evaluate additional economies of scale, if any.

Fees and services provided for other comparable funds/accounts managed by BGFA and its Affiliates – At the June 2009 Board meeting, the Board received and considered certain information regarding the Funds’ annual investment advisory fee rates under the Current Advisory Agreements in comparison to the investment advisory/management fee rates for other funds/accounts for which BGFA or BGI provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts (together, the “Other Accounts”). The Board noted that directly comparable investment advisory/management fee information was not available for many of the Funds, as BGFA and its affiliates do not manage any Other Accounts with substantially similar investment objectives and strategies as many of the Funds. The Board noted, however, that BGFA provided the Board with general information regarding how the level of services provided to the Other Accounts differed from the level of services provided to the Funds. Furthermore, in reviewing the comparative investment advisory/management fee information for the Funds for which such information was available, the Board considered the general structure of investment advisory/management fees in relation to the nature and extent of services provided to the Funds in comparison with the nature and extent of services provided to the Other Accounts, including, among other things, the level of complexity in managing the Funds and the Other Accounts under differing regulatory requirements and client guidelines. The Board noted that the investment advisory fee rates under the Current Advisory Agreements for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts for which BGFA or BGI provides investment advisory/management services, but that the differences appeared to be attributable to, among other things, the type and level of services provided and/or the asset levels of the Other Accounts. Based on this review, the Board determined that the investment advisory fee rates under the Current and New Advisory Agreements do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Current and New Advisory Agreements are fair and reasonable.

Other benefits to BGFA and its affiliates, including fall-out benefits – In evaluating the fall-out and any other ancillary benefits received by BGFA under the Current Advisory Agreements, the Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Funds by BGFA or its affiliates, such as any payment of revenue to BGI, the Trust’s current securities lending agent, for loaning any portfolio securities, and payment of advisory fees and/or administration fees to BGFA and BGI in connection with any investments by the Funds in other funds for which BGFA provides investment advisory services and/or BGI provides administration services. The Board noted that while revenue to BGI in connection with securities lending agency services to the Funds increased overall as against the previous year, overall revenue increased by approximately the same percentage as overall expenses. The Board noted that BGFA does not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through an affiliate of BGFA or purchased from an underwriting syndicate in which an Adviser affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. Any fall-out or ancillary benefits as a result of the Transaction were difficult to quantify with certainty at this time, and the Board indicated that it would continue to evaluate them going forward.

Conclusion – The Board examined the totality of the information they were provided at the June, July and August 2009 Board meetings, and information they received at other meetings held during the past year, and did not identify any single factor discussed previously as controlling. Based on this analysis, the Board determined that the New Advisory Agreements, including the investment advisory fee rates thereunder, are fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Funds and their shareholders to unanimously approve the New Advisory Agreements.

BOARD REVIEW AND APPROVAL OF NEW INVESTMENT ADVISORY AGREEMENTS	65

Notes:

66	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	67

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares Russell Domestic Index Funds	Trading Symbol
iShares Russell 3000	IWV
iShares Russell 3000 Growth	IWZ
iShares Russell 3000 Value	IWW
iShares Russell Top 200	IWL
iShares Russell Top 200 Growth	IWY
iShares Russell Top 200 Value	IWX
iShares Russell 1000	IWB
iShares Russell 1000 Growth	IWF
iShares Russell 1000 Value	IWD
iShares Russell Midcap	IWR
iShares Russell Midcap Growth	IWP
iShares Russell Midcap Value	IWS
iShares Russell 2000	IWM
iShares Russell 2000 Growth	IWO
iShares Russell 2000 Value	IWN
iShares Russell Microcap	IWC

iShares S&P Domestic Index Funds
iShares S&P 1500	ISI
iShares S&P 100	OEF
iShares S&P 500	IVV
iShares S&P 500 Growth	IVW
iShares S&P 500 Value	IVE
iShares S&P MidCap 400	IJH
iShares S&P MidCap 400 Growth	IJK
iShares S&P MidCap 400 Value	IJJ
iShares S&P SmallCap 600	IJR
iShares S&P SmallCap 600 Growth	IJT
iShares S&P SmallCap 600 Value	IJS

iShares Morningstar Domestic Index Funds
iShares Morningstar Large Core	JKD
iShares Morningstar Large Growth	JKE
iShares Morningstar Large Value	JKF
iShares Morningstar Mid Core	JKG
iShares Morningstar Mid Growth	JKH
iShares Morningstar Mid Value	JKI
iShares Morningstar Small Core	JKJ
iShares Morningstar Small Growth	JKK
iShares Morningstar Small Value	JKL

iShares Dow Jones Domestic Index Funds
iShares Dow Jones U.S.	IYY

iShares KLD Socially Responsible Index Funds
iShares FTSE KLD 400 Social	DSI
iShares FTSE KLD Select Social	KLD

iShares NYSE Domestic Index Funds
iShares NYSE Composite	NYC
iShares NYSE 100	NY

iShares Domestic Specialty Index Funds	Trading Symbol
iShares S&P U.S. Preferred Stock	PFF
iShares Dow Jones Select Dividend	DVY

iShares North American Sector/Subsector Index Funds
iShares S&P North American Technology Sector	IGM
iShares S&P North American Technology-Multimedia Networking	IGN
iShares S&P North American Technology- Semiconductors	IGW
iShares S&P North American Technology-Software	IGV
iShares S&P North American Natural Resources Sector	IGE

iShares Domestic Sector Index Funds
iShares Dow Jones U.S. Basic Materials Sector	IYM
iShares Dow Jones U.S. Consumer Goods Sector	IYK
iShares Dow Jones U.S. Consumer Services Sector	IYC
iShares Dow Jones U.S. Energy Sector	IYE
iShares Dow Jones U.S. Financial Sector	IYF
iShares Dow Jones U.S. Healthcare Sector	IYH
iShares Dow Jones U.S. Industrial Sector	IYJ
iShares Dow Jones U.S. Technology Sector	IYW
iShares Dow Jones U.S. Telecommunications Sector	IYZ
iShares Dow Jones U.S. Utilities Sector	IDU

iShares Domestic Subsector Index Funds
iShares Dow Jones Transportation Average	IYT
iShares Dow Jones U.S. Aerospace & Defense	ITA
iShares Dow Jones U.S. Broker-Dealers	IAI
iShares Dow Jones U.S. Financial Services	IYG
iShares Dow Jones U.S. Healthcare Providers	IHF
iShares Dow Jones U.S. Home Construction	ITB
iShares Dow Jones U.S. Insurance	IAK
iShares Dow Jones U.S. Medical Devices	IHI
iShares Dow Jones U.S. Oil & Gas Exploration & Production	IEO
iShares Dow Jones U.S. Oil Equipment & Services	IEZ
iShares Dow Jones U.S. Pharmaceuticals	IHE
iShares Dow Jones U.S. Regional Banks	IAT
iShares Nasdaq Biotechnology	IBB

iShares Domestic Real Estate Index Funds
iShares Cohen & Steers Realty Majors	ICF
iShares Dow Jones U.S. Real Estate	IYR
iShares FTSE NAREIT Real Estate 50	FTY
iShares FTSE NAREIT Industrial/Office Capped	FIO
iShares FTSE NAREIT Mortgage Plus Capped	REM
iShares FTSE NAREIT Residential Plus Capped	REZ
iShares FTSE NAREIT Retail Capped	RTL

iShares Target Risk Index Funds
iShares S&P Conservative Allocation	AOK
iShares S&P Moderate Allocation	AOM
iShares S&P Growth Allocation	AOR
iShares S&P Aggressive Allocation	AOA

68	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds (Continued)

iShares International Country Index Funds	Trading Symbol
iShares FTSE China (HK Listed)	FCHI
iShares FTSE/Xinhua China 25	FXI
iShares MSCI Australia	EWA
iShares MSCI Austria Investable Market	EWO
iShares MSCI Belgium Investable Market	EWK
iShares MSCI Brazil	EWZ
iShares MSCI Canada	EWC
iShares MSCI Chile Investable Market	ECH
iShares MSCI France	EWQ
iShares MSCI Germany	EWG
iShares MSCI Hong Kong	EWH
iShares MSCI Israel Capped Investable Market	EIS
iShares MSCI Italy	EWI
iShares MSCI Japan	EWJ
iShares MSCI Japan Small Cap	SCJ
iShares S&P/TOPIX 150	ITF
iShares MSCI Malaysia	EWM
iShares MSCI Mexico Investable Market	EWW
iShares MSCI Netherlands Investable Market	EWN
iShares MSCI All Peru Capped	EPU
iShares MSCI Singapore	EWS
iShares MSCI South Africa	EZA
iShares MSCI South Korea	EWY
iShares MSCI Spain	EWP
iShares MSCI Sweden	EWD
iShares MSCI Switzerland	EWL
iShares MSCI Taiwan	EWT
iShares MSCI Thailand Investable Market	THD
iShares MSCI Turkey Investable Market	TUR
iShares MSCI United Kingdom	EWU

iShares International Index Funds
iShares MSCI ACWI ex US	ACWX
iShares MSCI EAFE	EFA
iShares MSCI EAFE Growth	EFG
iShares MSCI EAFE Value	EFV
iShares MSCI EAFE Small Cap	SCZ
iShares FTSE Developed Small Cap ex-North America	IFSM
iShares MSCI Emerging Markets	EEM
iShares MSCI Emerging Markets Eastern Europe	ESR
iShares S&P Emerging Markets Infrastructure	EMIF
iShares MSCI BRIC	BKF
iShares MSCI EMU	EZU
iShares MSCI All Country Asia ex Japan	AAXJ
iShares MSCI Pacific ex-Japan	EPP
iShares S&P Asia 50	AIA
iShares S&P Europe 350	IEV
iShares S&P Latin America 40	ILF

iShares International/Global Real Estate Index Funds
iShares S&P Developed ex-U.S. Property	WPS
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S.	IFGL
iShares FTSE EPRA/NAREIT Developed Asia	IFAS
iShares FTSE EPRA/NAREIT Developed Europe	IFEU
iShares FTSE EPRA/NAREIT North America	IFNA

iShares International Specialty Index Funds
iShares Dow Jones International Select Dividend	IDV

iShares Target Date Index Funds	Trading Symbol
iShares S&P Target Date Retirement Income	TGR
iShares S&P Target Date 2010	TZD
iShares S&P Target Date 2015	TZE
iShares S&P Target Date 2020	TZG
iShares S&P Target Date 2025	TZI
iShares S&P Target Date 2030	TZL
iShares S&P Target Date 2035	TZO
iShares S&P Target Date 2040	TZV

iShares Global Index Funds
iShares MSCI ACWI	ACWI
iShares S&P Global 100	IOO
iShares MSCI Kokusai	TOK

iShares Global Sector Index Funds
iShares S&P Global Consumer Discretionary Sector	RXI
iShares S&P Global Consumer Staples Sector	KXI
iShares S&P Global Energy Sector	IXC
iShares S&P Global Financials Sector	IXG
iShares S&P Global Healthcare Sector	IXJ
iShares S&P Global Industrials Sector	EXI
iShares S&P Global Materials Sector	MXI
iShares S&P Global Technology Sector	IXN
iShares S&P Global Telecommunications Sector	IXP
iShares S&P Global Utilities Sector	JXI

iShares Global Theme Based Index Funds
iShares S&P Global Clean Energy	ICLN
iShares S&P Global Infrastructure	IGF
iShares S&P Global Nuclear Energy	NUCL
iShares S&P Global Timber & Forestry	WOOD

iShares U.S. Multisector Bond Funds
iShares Barclays Aggregate	AGG
iShares Barclays Government/Credit	GBF
iShares Barclays Intermediate Government/Credit	GVI

iShares U.S. Government Bond Funds
iShares Barclays Short Treasury	SHV
iShares Barclays 1-3 Year Treasury	SHY
iShares Barclays 3-7 Year Treasury	IEI
iShares Barclays 7-10 Year Treasury	IEF
iShares Barclays 10-20 Year Treasury	TLH
iShares Barclays 20+ Year Treasury	TLT
iShares Barclays TIPS	TIP
iShares Barclays Agency	AGZ

iShares U.S. Credit Bond Funds
iShares Barclays Credit	CFT
iShares Barclays 1-3 Year Credit	CSJ
iShares Barclays Intermediate Credit	CIU
iShares iBoxx $ Investment Grade Corporate	LQD
iShares iBoxx $ High Yield Corporate	HYG

iShares U.S. Securitized Bond Funds
iShares Barclays MBS	MBB

iSHARES FAMILY OF FUNDS	69

The iShares® Family of Funds (Continued)

iShares AMT-Free Municipal Bond Funds	Trading Symbol
iShares S&P National AMT-Free Municipal	MUB
iShares S&P Short Term National AMT-Free Municipal	SUB
iShares S&P California AMT-Free Municipal	CMF
iShares S&P New York AMT-Free Municipal	NYF

iShares International Bond Funds	Trading Symbol
iShares JPMorgan USD Emerging Markets	EMB
iShares S&P/Citigroup International Treasury	IGOV
iShares S&P/Citigroup 1-3 Year International Treasury	ISHG

iShares® is a registered trademark of Barclays Global Investors, N.A. (“BGI”). The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, J.P. Morgan Securities Inc., MSCI Inc., Morningstar Inc., The NASDAQ OMX Group, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Frank Russell Company or Standard & Poor’s, nor are they sponsored or endorsed by Barclays Capital. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above except Barclays Capital, which is an affiliate of BGI. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50/Residential/Retail/Mortgage REITs or Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Global Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT, and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited. “NAREIT®” is a trademark of NAREIT; “EPRA®” is a trademark of EPRA.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2009 Semi-Annual Report.

iS-1437-1009

70	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

2009 SEMI-ANNUAL REPORT TO SHAREHOLDERS

iSHARES® S&P SERIES

SEPTEMBER 30, 2009

» Would you prefer to receive materials like this electronically?

See inside back cover for details.

iShares S&P 500 Index Fund | IVV | NYSE Arca iShares S&P 500 Growth Index Fund | IVW | NYSE Arca iShares S&P 500 Value Index Fund | IVE | NYSE Arca

iShares®

Fund Performance Overview

iSHARES® S&P 500 INDEX FUNDS

Performance as of September 30, 2009

	Average Annual Total Returns

	Year Ended 9/30/09			Five Years Ended 9/30/09			Inception to 9/30/09

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
S&P 500	(6.85)%	(7.20)%	(6.91)%	0.98%	0.95%	1.02%	(1.61)%	(1.62)%	(1.55)%
S&P 500 Growth*	(2.73)%	(2.84)%	(2.62)%	1.51%	1.49%	1.67%	(3.22)%	(3.24)%	(3.06)%
S&P 500 Value*	(11.37)%	(11.79)%	(11.43)%	0.16%	0.15%	0.26%	0.38%	0.37%	0.51%

	Cumulative Total Returns

	Year Ended 9/30/09			Five Years Ended 9/30/09			Inception to 9/30/09

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
S&P 500	(6.85)%	(7.20)%	(6.91)%	5.01%	4.83%	5.21%	(14.09)%	(14.25)%	(13.66)%
S&P 500 Growth*	(2.73)%	(2.84)%	(2.62)%	7.77%	7.67%	8.63%	(26.41)%	(26.52)%	(25.24)%
S&P 500 Value*	(11.37)%	(11.79)%	(11.43)%	0.81%	0.73%	1.31%	3.60%	3.48%	4.86%

*	Index performance reflects the S&P/BARRA methodology through December 16, 2005 and the S&P/Citigroup methodology thereafter.

Total returns for the periods since inception are calculated from the inception date of each Fund (5/15/00, 5/22/00 and 5/22/00, respectively). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that each Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (5/19/00, 5/26/00 and 5/26/00, respectively), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

The iShares S&P 500 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500® (the “Index”). The Index measures the performance of the large-capitalization sector of the U.S. equity market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2009, the total return for the Fund was 33.97%*, while the total return for the Index was 34.02%.

FUND PERFORMANCE OVERVIEW	1

Fund Performance Overview (continued)

iSHARES® S&P 500 INDEX FUNDS

iShares S&P 500 Index Fund (continued)

PORTFOLIO ALLOCATION As of 9/30/09
Sector	Percentage of Net Assets
Consumer Non-Cyclical	23.28%

Financial	15.13

Technology	13.04

Energy	11.81

Communications	11.25

Industrial	10.32

Consumer Cyclical	8.38

Utilities	3.59

Basic Materials	2.95

Diversified	0.05

Short-Term and Other Net Assets	0.20

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/09
Security	Percentage of Net Assets
Exxon Mobil Corp.	3.52%

Microsoft Corp.	2.14

General Electric Co.	1.87

JPMorgan Chase & Co.	1.84

Procter & Gamble Co. (The)	1.81

Johnson & Johnson	1.79

Apple Inc.	1.77

AT&T Inc.	1.70

International Business Machines Corp.	1.68

Bank of America Corp.	1.56

TOTAL	19.68%

The iShares S&P 500 Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500/Citigroup Growth IndexTM (the “Growth Index”). The Growth Index measures the performance of the large-capitalization growth sector of the U.S. equity market. The Growth Index is a subset of the S&P 500® and consists of those stocks in the S&P 500® exhibiting the strongest growth characteristics. The Growth Fund invests in a representative sample of securities included in the Growth Index that collectively has an investment profile similar to the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the six-month period ended September 30, 2009, the total return for the Growth Fund was 29.99%*, while the total return for the Growth Index was 30.14%.

PORTFOLIO ALLOCATION As of 9/30/09
Sector	Percentage of Net Assets
Consumer Non-Cyclical	24.29%

Energy	19.74

Technology	19.55

Communications	11.32

Consumer Cyclical	8.64

Industrial	8.50

Financial	5.69

Basic Materials	2.10

Diversified	0.05

Short-Term and Other Net Assets	0.12

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/09
Security	Percentage of Net Assets
Exxon Mobil Corp.	6.74%

Microsoft Corp.	4.10

Johnson & Johnson	3.43

Apple Inc.	3.39

Chevron Corp.	2.89

Cisco Systems Inc.	2.78

Google Inc. Class A	2.44

Procter & Gamble Co. (The)	2.42

International Business Machines Corp.	2.28

Goldman Sachs Group Inc. (The)	1.93

TOTAL	32.40%

2	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (continued)

iSHARES® S&P 500 INDEX FUNDS

The iShares S&P 500 Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500/Citigroup Value IndexTM (the “Value Index”). The Value Index measures the performance of the large-capitalization value sector of the U.S. equity market. The Value Index is a subset of the S&P 500® and consists of those stocks in the S&P 500® exhibiting the strongest value characteristics. The Value Fund invests in a representative sample of securities included in the Value Index that collectively has an investment profile similar to the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the six-month period ended September 30, 2009, the total return for the Value Fund was 38.51%*, while the total return for the Value Index was 38.60%.

PORTFOLIO ALLOCATION As of 9/30/09
Sector	Percentage of Net Assets
Financial	25.51%

Consumer Non-Cyclical	22.20

Industrial	12.27

Communications	11.20

Consumer Cyclical	8.09

Utilities	7.52

Technology	5.89

Basic Materials	3.88

Energy	3.13

Diversified	0.04

Short-Term and Other Net Assets	0.27

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/09
Security	Percentage of Net Assets
General Electric Co.	3.91%

JPMorgan Chase & Co.	3.86

AT&T Inc.	3.57

Bank of America Corp.	3.28

Wells Fargo & Co.	2.95

Pfizer Inc.	2.50

Philip Morris International Inc.	2.11

Verizon Communications Inc.	1.93

Merck & Co. Inc.	1.49

Citigroup Inc.	1.42

TOTAL	27.02%

*	Certain sectors and markets performed exceptionally well based on market conditions during the six-month period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

FUND PERFORMANCE OVERVIEW	3

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other Funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2009 to September 30, 2009.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (4/1/09)	Ending Account Value (9/30/09)	Annualized Expense Ratio	Expenses Paid During Period[a] (4/1/09 to 9/30/09)
S&P 500
Actual	$1,000.00	$1,339.70	0.09%	$0.55
Hypothetical (5% return before expenses)	1,000.00	1,024.60	0.09	0.48
S&P 500 Growth
Actual	1,000.00	1,299.90	0.18	1.04
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.18	0.91
S&P 500 Value
Actual	1,000.00	1,385.10	0.18	1.08
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.18	0.91

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days).

4	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® S&P 500 INDEX FUND

September 30, 2009

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$33,116,865	0.16%

		33,116,865	0.16

AEROSPACE & DEFENSE
Boeing Co. (The)	1,591,662	86,188,497	0.42
United Technologies Corp.	2,062,301	125,656,000	0.61
Other securities[a]		239,615,271	1.17

		451,459,768	2.20

AGRICULTURE
Monsanto Co.	1,196,139	92,581,159	0.45
Philip Morris International Inc.	4,238,148	206,567,334	1.01
Other securities[a]		165,336,482	0.81

		464,484,975	2.27

AIRLINES
Other securities[a]		15,606,941	0.08

		15,606,941	0.08

APPAREL
Other securities[a]		101,789,332	0.50

		101,789,332	0.50

AUTO MANUFACTURERS
Other securities[a]		80,947,457	0.39

		80,947,457	0.39

AUTO PARTS & EQUIPMENT
Other securities[a]		42,380,031	0.21

		42,380,031	0.21

BANKS
Bank of America Corp.	18,953,981	320,701,358	1.56
U.S. Bancorp	4,189,175	91,575,365	0.45
Wells Fargo & Co.	10,234,674	288,413,113	1.41
Other securities[a]		389,443,277	1.90

		1,090,133,113	5.32

BEVERAGES
Coca-Cola Co. (The)	5,077,109	272,640,753	1.33
PepsiCo Inc.	3,413,045	200,209,220	0.98
Other securities[a]		76,997,100	0.37

		549,847,073	2.68

Security	Shares	Value	% of Net Assets
BIOTECHNOLOGY
Amgen Inc.[b]	2,224,856	$134,003,077	0.65%
Other securities[a]		148,279,047	0.73

		282,282,124	1.38

BUILDING MATERIALS
Other securities[a]		10,179,926	0.05

		10,179,926	0.05

CHEMICALS
Other securities[a]		333,808,852	1.63

		333,808,852	1.63

COAL
Other securities[a]		44,941,469	0.22

		44,941,469	0.22

COMMERCIAL SERVICES
Other securities[a]		209,899,373	1.02

		209,899,373	1.02

COMPUTERS
Apple Inc.[b]	1,962,558	363,799,376	1.77
Hewlett-Packard Co.	5,194,616	245,237,821	1.20
International Business Machines Corp.	2,871,877	343,505,208	1.68
Other securities[a]		264,418,734	1.29

		1,216,961,139	5.94

COSMETICS & PERSONAL CARE
Procter & Gamble Co. (The)	6,394,704	370,381,256	1.81
Other securities[a]		124,598,508	0.60

		494,979,764	2.41

DISTRIBUTION & WHOLESALE
Other securities[a]		36,663,465	0.18

		36,663,465	0.18

DIVERSIFIED FINANCIAL SERVICES
American Express Co.	2,605,596	88,329,704	0.43
Citigroup Inc.	28,573,919	138,297,768	0.67
Goldman Sachs Group Inc. (The)	1,120,056	206,482,324	1.01
JPMorgan Chase & Co.	8,615,466	377,529,720	1.84
Morgan Stanley	2,977,987	91,960,239	0.45
Other securities[a]		292,802,693	1.43

		1,195,402,448	5.83

SUMMARY SCHEDULES OF INVESTMENTS	5

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 INDEX FUND

September 30, 2009

Security	Shares	Value	% of Net Assets
ELECTRIC
Other securities[a]		$695,854,392	3.40%

		695,854,392	3.40

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		72,236,267	0.35

		72,236,267	0.35

ELECTRONICS
Other securities[a]		105,631,661	0.52

		105,631,661	0.52

ENGINEERING & CONSTRUCTION
Other securities[a]		32,526,462	0.16

		32,526,462	0.16

ENTERTAINMENT
Other securities[a]		13,956,372	0.07

		13,956,372	0.07

ENVIRONMENTAL CONTROL
Other securities[a]		60,014,441	0.29

		60,014,441	0.29

FOOD
Other securities[a]		392,237,085	1.91

		392,237,085	1.91

FOREST PRODUCTS & PAPER
Other securities[a]		57,374,939	0.28

		57,374,939	0.28

GAS
Other securities[a]		38,804,560	0.19

		38,804,560	0.19

HAND & MACHINE TOOLS
Other securities[a]		17,970,099	0.09

		17,970,099	0.09

HEALTH CARE - PRODUCTS
Johnson & Johnson	6,037,408	367,617,773	1.79
Medtronic Inc.	2,425,082	89,243,018	0.44
Other securities[a]		305,435,913	1.49

		762,296,704	3.72

HEALTH CARE - SERVICES
Other securities[a]		211,763,370	1.03

		211,763,370	1.03

Security	Shares	Value	% of Net Assets
HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		$10,144,717	0.05%

		10,144,717	0.05

HOME BUILDERS
Other securities[a]		22,039,366	0.11

		22,039,366	0.11

HOME FURNISHINGS
Other securities[a]		16,512,205	0.08

		16,512,205	0.08

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		94,582,487	0.46

		94,582,487	0.46

HOUSEWARES
Other securities[a]		9,547,224	0.05

		9,547,224	0.05

INSURANCE
Other securities[a]		560,710,000	2.74

		560,710,000	2.74

INTERNET
Google Inc. Class Ab	527,079	261,352,122	1.28
Other securities[a]		245,510,641	1.19

		506,862,763	2.47

IRON & STEEL
Other securities[a]		58,621,214	0.29

		58,621,214	0.29

LEISURE TIME
Other securities[a]		43,792,143	0.21

		43,792,143	0.21

LODGING
Other securities[a]		45,736,360	0.22

		45,736,360	0.22

MACHINERY
Other securities[a]		154,831,128	0.76

		154,831,128	0.76

MANUFACTURING
General Electric Co.	23,281,207	382,277,419	1.87
3M Co.	1,530,002	112,914,148	0.55
Other securities[a]		239,937,051	1.17

		735,128,618	3.59

6	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 INDEX FUND

September 30, 2009

Security	Shares	Value	% of Net Assets
MEDIA
Comcast Corp. Class A	6,287,694	$106,199,152	0.52%
Walt Disney Co. (The)	4,072,077	111,819,234	0.55
Other securities[a]		291,169,437	1.41

		509,187,823	2.48

METAL FABRICATE & HARDWARE
Other securities[a]		31,308,828	0.15

		31,308,828	0.15

MINING
Other securities[a]		153,703,129	0.75

		153,703,129	0.75

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		26,033,178	0.13

		26,033,178	0.13

OIL & GAS
Chevron Corp.	4,393,700	309,448,291	1.51
ConocoPhillips	3,248,927	146,721,543	0.72
Exxon Mobil Corp.	10,528,337	722,349,201	3.52
Occidental Petroleum Corp.	1,776,373	139,267,643	0.68
Other securities[a]		641,055,130	3.13

		1,958,841,808	9.56

OIL & GAS SERVICES
Schlumberger Ltd.	2,624,311	156,408,936	0.76
Other securities[a]		180,567,170	0.88

		336,976,106	1.64

PACKAGING & CONTAINERS
Other securities[a]		44,314,410	0.22

		44,314,410	0.22

PHARMACEUTICALS
Abbott Laboratories	3,386,975	167,553,653	0.82
Bristol-Myers Squibb Co.	4,340,241	97,742,227	0.48
Gilead Sciences Inc.[b]	1,981,292	92,288,581	0.45
Merck & Co. Inc.[c]	4,620,373	146,142,398	0.71
Pfizer Inc.	14,786,306	244,713,364	1.19
Schering-Plough Corp.	3,579,962	101,133,927	0.49

Security	Shares	Value	% of Net Assets
Wyeth	2,925,018	$142,097,374	0.69%
Other securities[a]		320,996,002	1.57

		1,312,667,526	6.40

PIPELINES
Other securities[a]		79,865,828	0.39

		79,865,828	0.39

REAL ESTATE
Other securities[a]		6,150,609	0.03

		6,150,609	0.03

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		222,557,576	1.09

		222,557,576	1.09

RETAIL
CVS Caremark Corp.	3,162,078	113,012,668	0.55
Home Depot Inc. (The)	3,734,694	99,492,248	0.49
McDonald’s Corp.	2,391,089	136,459,449	0.67
Wal-Mart Stores Inc.	4,731,854	232,286,713	1.13
Other securities[a]		674,465,059	3.29

		1,255,716,137	6.13

SAVINGS & LOANS
Other securities[a]		25,489,947	0.12

		25,489,947	0.12

SEMICONDUCTORS
Intel Corp.	12,264,314	240,012,625	1.17
Other securities[a]		292,093,823	1.43

		532,106,448	2.60

SOFTWARE
Microsoft Corp.	16,983,574	439,704,731	2.14
Oracle Corp.	8,556,741	178,322,482	0.87
Other securities[a]		278,415,100	1.36

		896,442,313	4.37

TELECOMMUNICATIONS
AT&T Inc.	12,925,735	349,124,102	1.70
Cisco Systems Inc.[b]	12,636,364	297,460,009	1.45
QUALCOMM Inc.	3,641,971	163,815,856	0.80
Verizon Communications Inc.	6,223,467	188,384,346	0.92
Other securities[a]		260,636,117	1.27

		1,259,420,430	6.14

SUMMARY SCHEDULES OF INVESTMENTS	7

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 INDEX FUND

September 30, 2009

Security	Shares	Value	% of Net Assets
TEXTILES
Other securities[a]		$8,739,585	0.04%

		8,739,585	0.04

TOYS, GAMES & HOBBIES
Other securities[a]		22,212,022	0.11

		22,212,022	0.11

TRANSPORTATION
United Parcel Service Inc. Class B	2,178,817	123,037,796	0.60
Other securities[a]		274,820,586	1.34

		397,858,382	1.94

TOTAL COMMON STOCKS
(Cost: $25,532,704,772)		20,453,650,777	99.80

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.22%[d,e,f]	414,314,359	414,314,359	2.02
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.18%[d,e,f]	63,232,421	63,232,421	0.31

Security	Shares	Value	% of Net Assets
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.04%[d,e]	15,907,774	$15,907,774	0.08%

		493,454,554	2.41

TOTAL SHORT-TERM INVESTMENTS
(Cost: $493,454,554)		493,454,554	2.41

TOTAL INVESTMENTS IN SECURITIES
(Cost: $26,026,159,326)		20,947,105,331	102.21

Other Assets, Less Liabilities		(453,101,315)	(2.21)

NET ASSETS		$20,494,004,016	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2009.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

8	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® S&P 500 GROWTH INDEX FUND

September 30, 2009

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$8,283,721	0.15%

		8,283,721	0.15

AEROSPACE & DEFENSE
Lockheed Martin Corp.	363,879	28,411,672	0.52
United Technologies Corp.	604,663	36,842,117	0.67
Other securities[a]		53,874,870	0.97

		119,128,659	2.16

AGRICULTURE
Monsanto Co.	369,157	28,572,752	0.52

		28,572,752	0.52

AIRLINES
Other securities[a]		3,136,051	0.06

		3,136,051	0.06

APPAREL
Nike Inc. Class B	438,136	28,347,399	0.52
Other securities[a]		14,625,163	0.26

		42,972,562	0.78

AUTO MANUFACTURERS
Other securities[a]		15,438,813	0.28

		15,438,813	0.28

BANKS
Other securities[a]		27,996,190	0.51

		27,996,190	0.51

BEVERAGES
Coca-Cola Co. (The)	1,854,214	99,571,292	1.81
PepsiCo Inc.	1,755,561	102,981,208	1.87
Other securities[a]		12,922,910	0.23

		215,475,410	3.91

BIOTECHNOLOGY
Amgen Inc.[b]	1,144,375	68,925,706	1.25
Celgene Corp.[b]	516,894	28,894,375	0.52
Other securities[a]		32,185,032	0.59

		130,005,113	2.36

CHEMICALS
Other securities[a]		54,114,320	0.98

		54,114,320	0.98

Security	Shares	Value	% of Net Assets
COAL
Other securities[a]		$16,715,658	0.30%

		16,715,658	0.30

COMMERCIAL SERVICES
Other securities[a]		65,064,866	1.18

		65,064,866	1.18

COMPUTERS
Apple Inc.[b]	1,009,482	187,127,678	3.39
Dell Inc.[b]	1,939,552	29,597,564	0.54
EMC Corp.[b]	1,526,922	26,018,751	0.47
Hewlett-Packard Co.	1,736,809	81,994,753	1.49
International Business Machines Corp.	1,048,839	125,451,633	2.28
Other securities[a]		46,034,266	0.83

		496,224,645	9.00

COSMETICS & PERSONAL CARE
Colgate-Palmolive Co.	561,725	42,848,383	0.78
Procter & Gamble Co. (The)	2,302,503	133,360,974	2.42
Other securities[a]		21,248,281	0.38

		197,457,638	3.58

DISTRIBUTION & WHOLESALE
Other securities[a]		8,514,823	0.15

		8,514,823	0.15

DIVERSIFIED FINANCIAL SERVICES
American Express Co.	897,981	30,441,556	0.55
Goldman Sachs Group Inc. (The)	576,125	106,208,644	1.93
Other securities[a]		88,703,489	1.61

		225,353,689	4.09

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		20,371,862	0.37

		20,371,862	0.37

ELECTRONICS
Other securities[a]		37,547,573	0.68

		37,547,573	0.68

ENGINEERING & CONSTRUCTION
Other securities[a]		8,643,997	0.16

		8,643,997	0.16

SUMMARY SCHEDULES OF INVESTMENTS	9

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH INDEX FUND

September 30, 2009

Security	Shares	Value	% of Net Assets
ENVIRONMENTAL CONTROL
Other securities[a]		$8,111,572	0.15%

		8,111,572	0.15

FOOD
Other securities[a]		78,616,201	1.42

		78,616,201	1.42

HAND & MACHINE TOOLS
Other securities[a]		3,139,666	0.06

		3,139,666	0.06

HEALTH CARE - PRODUCTS
Johnson & Johnson	3,105,493	189,093,469	3.43
Medtronic Inc.	1,247,338	45,902,038	0.83
Other securities[a]		111,231,855	2.02

		346,227,362	6.28

HEALTH CARE - SERVICES
UnitedHealth Group Inc.	1,310,047	32,803,577	0.59
Other securities[a]		44,830,022	0.82

		77,633,599	1.41

HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		3,081,299	0.05

		3,081,299	0.05

HOME BUILDERS
Other securities[a]		3,949,417	0.07

		3,949,417	0.07

HOME FURNISHINGS
Other securities[a]		1,446,710	0.03

		1,446,710	0.03

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		17,358,345	0.31

		17,358,345	0.31

INSURANCE
Other securities[a]		48,545,338	0.88

		48,545,338	0.88

INTERNET
Amazon.com Inc.[b]	374,724	34,984,233	0.64
eBay Inc.[b]	1,265,277	29,873,190	0.54
Google Inc. Class Ab	271,128	134,438,819	2.44
Other securities[a]		47,882,160	0.86

		247,178,402	4.48

Security	Shares	Value	% of Net Assets
IRON & STEEL
Other securities[a]		$19,082,907	0.35%

		19,082,907	0.35

LEISURE TIME
Other securities[a]		3,542,368	0.06

		3,542,368	0.06

LODGING
Other securities[a]		11,038,579	0.20

		11,038,579	0.20

MACHINERY
Caterpillar Inc.	700,206	35,941,574	0.65
Other securities[a]		26,029,397	0.47

		61,970,971	1.12

MANUFACTURING
3M Co.	786,972	58,078,534	1.05
Other securities[a]		42,447,000	0.77

		100,525,534	1.82

MEDIA
Other securities[a]		87,165,731	1.58

		87,165,731	1.58

METAL FABRICATE & HARDWARE
Other securities[a]		9,984,686	0.18

		9,984,686	0.18

MINING
Freeport-McMoRan Copper & Gold Inc.	464,101	31,841,970	0.58
Other securities[a]		10,415,370	0.19

		42,257,340	0.77

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		3,776,728	0.07

		3,776,728	0.07

OIL & GAS
Anadarko Petroleum Corp.	552,829	34,678,963	0.63
Apache Corp.	378,396	34,748,105	0.63
Chevron Corp.	2,259,994	159,171,377	2.89
ConocoPhillips	1,069,560	48,301,330	0.88
Devon Energy Corp.	500,169	33,676,379	0.61
Exxon Mobil Corp.	5,415,517	371,558,621	6.74

10	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH INDEX FUND

September 30, 2009

Security	Shares	Value	% of Net Assets
Occidental Petroleum Corp.	639,596	$50,144,326	0.91%
XTO Energy Inc.	653,909	27,019,520	0.49
Other securities[a]		152,942,219	2.77

		912,240,840	16.55

OIL & GAS SERVICES
Schlumberger Ltd.	1,349,854	80,451,298	1.46
Other securities[a]		71,514,559	1.30

		151,965,857	2.76

PACKAGING & CONTAINERS
Other securities[a]		11,120,571	0.20

		11,120,571	0.20

PHARMACEUTICALS
Abbott Laboratories	888,531	43,955,629	0.80
Gilead Sciences Inc.[b]	672,621	31,330,686	0.57
Wyeth	857,620	41,663,180	0.76
Other securities[a]		65,979,052	1.19

		182,928,547	3.32

PIPELINES
Other securities[a]		7,379,038	0.13

		7,379,038	0.13

REAL ESTATE
Other securities[a]		3,166,266	0.06

		3,166,266	0.06

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		3,671,860	0.07

		3,671,860	0.07

RETAIL
CVS Caremark Corp.	862,077	30,810,632	0.56
Home Depot Inc. (The)	1,210,274	32,241,699	0.58
Lowe’s Companies Inc.	1,182,359	24,758,597	0.45
McDonald’s Corp.	614,982	35,097,023	0.64
Wal-Mart Stores Inc.	1,533,397	75,274,459	1.36
Other securities[a]		186,106,254	3.38

		384,288,664	6.97

SAVINGS & LOANS
Other securities[a]		4,337,764	0.08

		4,337,764	0.08

Security	Shares	Value	% of Net Assets
SEMICONDUCTORS
Intel Corp.	3,028,158	$59,261,052	1.07%
Texas Instruments Inc.	1,421,638	33,678,604	0.61
Other securities[a]		51,327,569	0.94

		144,267,225	2.62

SOFTWARE
Microsoft Corp.	8,735,940	226,173,487	4.10
Oracle Corp.	4,401,331	91,723,738	1.66
Other securities[a]		115,301,264	2.10

		433,198,489	7.86

TELECOMMUNICATIONS
Cisco Systems Inc.[b]	6,499,789	153,005,033	2.78
QUALCOMM Inc.	1,873,301	84,261,079	1.53
Other securities[a]		44,494,701	0.80

		281,760,813	5.11

TEXTILES
Other securities[a]		2,151,707	0.04

		2,151,707	0.04

TRANSPORTATION
United Parcel Service Inc. Class B	616,421	34,809,294	0.63
Other securities[a]		53,696,158	0.97

		88,505,452	1.60

TOTAL COMMON STOCKS
(Cost: $5,993,927,309)		5,506,634,190	99.88

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.22%[c,d,e]	46,451,156	46,451,156	0.84
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.18%[c,d,e]	7,089,349	7,089,349	0.13

SUMMARY SCHEDULES OF INVESTMENTS	11

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH INDEX FUND

September 30, 2009

Security	Shares	Value	% of Net Assets
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.04%[c,d]	4,142,279	$4,142,279	0.08%

		57,682,784	1.05

TOTAL SHORT-TERM INVESTMENTS
(Cost: $57,682,784)		57,682,784	1.05

TOTAL INVESTMENTS IN SECURITIES
(Cost: $6,051,610,093)		5,564,316,974	100.93

Other Assets, Less Liabilities		(51,204,428)	(0.93)

NET ASSETS		$5,513,112,546	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2009.

[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

12	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® S&P 500 VALUE INDEX FUND

September 30, 2009

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$6,099,750	0.17%

		6,099,750	0.17

AEROSPACE & DEFENSE
United Technologies Corp.	317,842	19,366,113	0.55
Other securities[a]		59,411,662	1.70

		78,777,775	2.25

AGRICULTURE
Altria Group Inc.	1,626,583	28,969,443	0.83
Philip Morris International Inc.	1,519,037	74,037,863	2.11
Other securities[a]		43,551,428	1.24

		146,558,734	4.18

AIRLINES
Other securities[a]		3,410,678	0.10

		3,410,678	0.10

APPAREL
Other securities[a]		6,565,721	0.19

		6,565,721	0.19

AUTO MANUFACTURERS
Ford Motor Co.[b]	2,529,654	18,238,805	0.52

		18,238,805	0.52

AUTO PARTS & EQUIPMENT
Other securities[a]		15,182,200	0.43

		15,182,200	0.43

BANKS
Bank of America Corp.	6,793,634	114,948,287	3.28
Bank of New York Mellon Corp. (The)	944,554	27,382,620	0.78
PNC Financial Services Group Inc. (The)	362,336	17,605,906	0.50
U.S. Bancorp	1,501,419	32,821,019	0.94
Wells Fargo & Co.	3,668,374	103,374,779	2.95
Other securities[a]		75,208,477	2.15

		371,341,088	10.60

Security	Shares	Value	% of Net Assets
BEVERAGES
Coca-Cola Co. (The)	527,751	$28,340,229	0.81%
Other securities[a]		18,633,622	0.53

		46,973,851	1.34

BIOTECHNOLOGY
Other securities[a]		10,579,336	0.30

		10,579,336	0.30

BUILDING MATERIALS
Other securities[a]		3,645,378	0.10

		3,645,378	0.10

CHEMICALS
Dow Chemical Co. (The)	898,060	23,412,424	0.67
E.I. du Pont de Nemours and Co.	709,585	22,806,062	0.65
Other securities[a]		35,659,528	1.02

		81,878,014	2.34

COAL
Other securities[a]		4,464,060	0.13

		4,464,060	0.13

COMMERCIAL SERVICES
Other securities[a]		29,933,251	0.85

		29,933,251	0.85

COMPUTERS
Hewlett-Packard Co.	651,678	30,765,718	0.88
International Business Machines Corp.	298,522	35,706,216	1.02
Other securities[a]		23,950,431	0.68

		90,422,365	2.58

COSMETICS & PERSONAL CARE
Procter & Gamble Co. (The)	687,634	39,827,761	1.14

		39,827,761	1.14

DISTRIBUTION & WHOLESALE
Other securities[a]		7,225,934	0.21

		7,225,934	0.21

DIVERSIFIED FINANCIAL SERVICES
Citigroup Inc.	10,241,195	49,567,384	1.42
JPMorgan Chase & Co.	3,088,039	135,317,869	3.86

SUMMARY SCHEDULES OF INVESTMENTS	13

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE INDEX FUND

September 30, 2009

Security	Shares	Value	% of Net Assets
Morgan Stanley	1,067,316	$32,958,718	0.94%
Other securities[a]		53,587,900	1.53

		271,431,871	7.75

ELECTRIC
Dominion Resources Inc.	467,457	16,127,266	0.46
Duke Energy Corp.	1,018,331	16,028,530	0.46
Exelon Corp.	517,558	25,681,228	0.73
FPL Group Inc.	323,116	17,845,697	0.51
Southern Co.	625,135	19,798,025	0.56
Other securities[a]		153,862,750	4.40

		249,343,496	7.12

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		11,667,585	0.33

		11,667,585	0.33

ELECTRONICS
Other securities[a]		11,687,080	0.33

		11,687,080	0.33

ENGINEERING & CONSTRUCTION
Other securities[a]		5,628,453	0.16

		5,628,453	0.16

ENTERTAINMENT
Other securities[a]		4,998,997	0.14

		4,998,997	0.14

ENVIRONMENTAL CONTROL
Other securities[a]		15,856,097	0.45

		15,856,097	0.45

FOOD
Kraft Foods Inc. Class A	1,158,252	30,427,280	0.87
Other securities[a]		55,395,060	1.58

		85,822,340	2.45

FOREST PRODUCTS & PAPER
Other securities[a]		20,556,706	0.59

		20,556,706	0.59

GAS
Other securities[a]		13,899,664	0.40

		13,899,664	0.40

Security	Shares	Value	% of Net Assets
HAND & MACHINE TOOLS
Other securities[a]		$4,228,497	0.12%

		4,228,497	0.12

HEALTH CARE - PRODUCTS
Other securities[a]		31,948,404	0.91

		31,948,404	0.91

HEALTH CARE - SERVICES
Other securities[a]		21,836,308	0.62

		21,836,308	0.62

HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		1,487,427	0.04

		1,487,427	0.04

HOME BUILDERS
Other securities[a]		5,156,388	0.15

		5,156,388	0.15

HOME FURNISHINGS
Other securities[a]		4,928,552	0.14

		4,928,552	0.14

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		21,792,041	0.62

		21,792,041	0.62

HOUSEWARES
Other securities[a]		3,422,632	0.10

		3,422,632	0.10

INSURANCE
MetLife Inc.	642,859	24,473,642	0.70
Prudential Financial Inc.	363,587	18,146,627	0.52
Travelers Companies Inc. (The)	445,697	21,941,663	0.63
Other securities[a]		102,616,638	2.92

		167,178,570	4.77

INTERNET
Other securities[a]		9,440,199	0.27

		9,440,199	0.27

IRON & STEEL
Other securities[a]		7,720,921	0.22

		7,720,921	0.22

14	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE INDEX FUND

September 30, 2009

Security	Shares	Value	% of Net Assets
LEISURE TIME
Other securities[a]		$13,242,334	0.38%

		13,242,334	0.38

LODGING
Other securities[a]		8,720,322	0.25

		8,720,322	0.25

MACHINERY
Other securities[a]		12,317,227	0.35

		12,317,227	0.35

MANUFACTURING
General Electric Co.	8,344,690	137,019,810	3.91
Honeywell International Inc.	590,576	21,939,898	0.63
Other securities[a]		34,472,364	0.98

		193,432,072	5.52

MEDIA
Comcast Corp. Class A	1,329,623	22,457,332	0.64
News Corp. Class A	1,765,561	21,169,076	0.60
Time Warner Inc.	931,029	26,795,015	0.77
Walt Disney Co. (The)	890,291	24,447,391	0.70
Other securities[a]		26,921,616	0.77

		121,790,430	3.48

METAL FABRICATE & HARDWARE
Other securities[a]		4,262,139	0.12

		4,262,139	0.12

MINING
Other securities[a]		25,678,762	0.73

		25,678,762	0.73

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		6,699,200	0.19

		6,699,200	0.19

OIL & GAS
ConocoPhillips	419,225	18,932,201	0.54
Other securities[a]		47,530,556	1.36

		66,462,757	1.90

OIL & GAS SERVICES
Other securities[a]		14,885,055	0.43

		14,885,055	0.43

Security	Shares	Value	% of Net Assets
PACKAGING & CONTAINERS
Other securities[a]		$8,120,975	0.23%

		8,120,975	0.23

PHARMACEUTICALS
Abbott Laboratories	594,840	29,426,734	0.84
Bristol-Myers Squibb Co.	1,555,555	35,031,099	1.00
Eli Lilly and Co.	794,023	26,226,580	0.75
Merck & Co. Inc.[c]	1,656,000	52,379,280	1.49
Pfizer Inc.	5,299,756	87,710,962	2.50
Schering-Plough Corp.	1,283,081	36,247,038	1.03
Wyeth	450,815	21,900,593	0.63
Other securities[a]		54,090,172	1.55

		343,012,458	9.79

PIPELINES
Other securities[a]		23,472,553	0.67

		23,472,553	0.67

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		77,315,447	2.21

		77,315,447	2.21

RETAIL
CVS Caremark Corp.	532,676	19,037,840	0.54
McDonald’s Corp.	428,508	24,454,952	0.70
Wal-Mart Stores Inc.	627,533	30,805,595	0.88
Other securities[a]		108,001,958	3.08

		182,300,345	5.20

SAVINGS & LOANS
Other securities[a]		6,109,615	0.18

		6,109,615	0.18

SEMICONDUCTORS
Intel Corp.	2,285,856	44,734,202	1.28
Other securities[a]		45,460,503	1.29

		90,194,705	2.57

SOFTWARE
Other securities[a]		19,372,307	0.55

		19,372,307	0.55

TELECOMMUNICATIONS
AT&T Inc.	4,632,951	125,136,007	3.57
Corning Inc.	1,220,814	18,690,662	0.53

SUMMARY SCHEDULES OF INVESTMENTS	15

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE INDEX FUND

September 30, 2009

Security	Shares	Value	% of Net Assets
Verizon Communications Inc.	2,230,597	$67,520,171	1.93%
Other securities[a]		43,712,164	1.25

		255,059,004	7.28

TEXTILES
Other securities[a]		1,621,464	0.05

		1,621,464	0.05

TOYS, GAMES & HOBBIES
Other securities[a]		7,959,519	0.23

		7,959,519	0.23

TRANSPORTATION
Union Pacific Corp.	396,022	23,107,884	0.66
United Parcel Service Inc. Class B	351,417	19,844,518	0.56
Other securities[a]		38,010,300	1.09

		80,962,702	2.31

TOTAL COMMON STOCKS (Cost: $4,244,407,791)		3,494,148,321	99.73

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.22%[d,e,f]	41,565,600	41,565,600	1.19
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.18%[d,e,f]	6,343,718	6,343,718	0.18

Security	Shares	Value	% of Net Assets
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.04%[d,e]	2,973,634	$2,973,634	0.08%

		50,882,952	1.45

TOTAL SHORT-TERM INVESTMENTS
(Cost: $50,882,952)		50,882,952	1.45

TOTAL INVESTMENTS IN SECURITIES
(Cost: $4,295,290,743)		3,545,031,273	101.18

Other Assets, Less Liabilities		(41,419,946)	(1.18)

NET ASSETS		$3,503,611,327	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2009.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

16	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2009

	iShares S&P
	500 Index Fund	500 Growth Index Fund	500 Value Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$25,532,704,772	$5,993,927,309	$4,244,407,791
Affiliated issuers (Note 2)	493,454,554	57,682,784	50,882,952

Total cost of investments	$26,026,159,326	$6,051,610,093	$4,295,290,743

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$20,453,650,777	$5,506,634,190	$3,494,148,321
Affiliated issuers (Note 2)	493,454,554	57,682,784	50,882,952

Total fair value of investments	20,947,105,331	5,564,316,974	3,545,031,273
Receivables:
Investment securities sold	–	129,450	–
Dividends and interest	25,628,673	3,160,934	7,007,376
Capital shares sold	391,387	–	6,174

Total Assets	20,973,125,391	5,567,607,358	3,552,044,823

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	477,546,780	53,540,505	47,909,318
Capital shares redeemed	–	135,274	12,531
Investment advisory fees (Note 2)	1,574,595	819,033	511,647

Total Liabilities	479,121,375	54,494,812	48,433,496

NET ASSETS	$20,494,004,016	$5,513,112,546	$3,503,611,327

Net assets consist of:
Paid-in capital	$27,005,752,707	$6,737,413,293	$4,946,685,334
Undistributed net investment income	6,974,806	414,606	2,155,545
Accumulated net realized loss	(1,439,669,502)	(737,422,234)	(694,970,082)
Net unrealized depreciation	(5,079,053,995)	(487,293,119)	(750,259,470)

NET ASSETS	$20,494,004,016	$5,513,112,546	$3,503,611,327

Shares outstanding[b]	193,200,000	102,000,000	68,400,000

Net asset value per share	$106.08	$54.05	$51.22

[a]	Securities on loan with values of $466,534,187, $52,331,797 and $46,677,055, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	17

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended September 30, 2009

	iShares S&P
	500 Index Fund	500 Growth Index Fund	500 Value Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers	$204,406,369	$45,528,158	$42,444,637
Interest from affiliated issuers (Note 2)	8,683	2,749	1,687
Securities lending income from affiliated issuers (Note 2)	7,380,833	300,742	2,378,674

Total investment income	211,795,885	45,831,649	44,824,998

EXPENSES
Investment advisory fees (Note 2)	8,563,895	4,664,056	2,704,652

Total expenses	8,563,895	4,664,056	2,704,652

Net investment income	203,231,990	41,167,593	42,120,346

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(473,853,012)	(45,364,640)	(111,386,881)
In-kind redemptions	609,419,415	75,699,085	18,616,356

Net realized gain (loss)	135,566,403	30,334,445	(92,770,525)

Net change in unrealized appreciation (depreciation)	4,706,162,889	1,261,918,647	994,309,539

Net realized and unrealized gain	4,841,729,292	1,292,253,092	901,539,014

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,044,961,282	$1,333,420,685	$943,659,360

See notes to financial statements.

18	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares S&P 500 Index Fund		iShares S&P 500 Growth Index Fund
	Six months ended September 30, 2009 (Unaudited)	Year ended March 31, 2009	Six months ended September 30, 2009 (Unaudited)	Year ended March 31, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$203,231,990	$392,787,824	$41,167,593	$77,245,608
Net realized gain (loss)	135,566,403	(728,130,835)	30,334,445	(432,076,495)
Net change in unrealized appreciation (depreciation)	4,706,162,889	(6,851,538,039)	1,261,918,647	(1,651,617,616)

Net increase (decrease) in net assets resulting from operations	5,044,961,282	(7,186,881,050)	1,333,420,685	(2,006,448,503)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(196,766,341)	(392,787,079)	(41,155,241)	(76,916,074)

Total distributions to shareholders	(196,766,341)	(392,787,079)	(41,155,241)	(76,916,074)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	5,083,551,241	15,896,931,072	106,074,708	2,152,074,778
Cost of shares redeemed	(4,181,042,328)	(10,008,977,673)	(470,261,963)	(1,168,842,927)

Net increase (decrease) in net assets from capital share transactions	902,508,913	5,887,953,399	(364,187,255)	983,231,851

INCREASE (DECREASE) IN NET ASSETS	5,750,703,854	(1,691,714,730)	928,078,189	(1,100,132,726)

NET ASSETS
Beginning of period	14,743,300,162	16,435,014,892	4,585,034,357	5,685,167,083

End of period	$20,494,004,016	$14,743,300,162	$5,513,112,546	$4,585,034,357

Undistributed net investment income included in net assets at end of period	$6,974,806	$509,157	$414,606	$402,254

SHARES ISSUED AND REDEEMED
Shares sold	52,950,000	145,800,000	2,200,000	41,000,000
Shares redeemed	(44,050,000)	(85,700,000)	(9,600,000)	(22,150,000)

Net increase (decrease) in shares outstanding	8,900,000	60,100,000	(7,400,000)	18,850,000

See notes to financial statements.

FINANCIAL STATEMENTS	19

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P 500 Value Index Fund
	Six months ended September 30, 2009 (Unaudited)	Year ended March 31, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$42,120,346	$109,751,050
Net realized loss	(92,770,525)	(505,622,212)
Net change in unrealized appreciation (depreciation)	994,309,539	(1,401,647,121)

Net increase (decrease) in net assets resulting from operations	943,659,360	(1,797,518,283)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(39,964,801)	(110,648,089)

Total distributions to shareholders	(39,964,801)	(110,648,089)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	323,076,759	1,545,848,499
Cost of shares redeemed	(172,405,577)	(945,177,879)

Net increase in net assets from capital share transactions	150,671,182	600,670,620

INCREASE (DECREASE) IN NET ASSETS	1,054,365,741	(1,307,495,752)

NET ASSETS
Beginning of period	2,449,245,586	3,756,741,338

End of period	$3,503,611,327	$2,449,245,586

Undistributed net investment income included in net assets at end of period	$2,155,545	$–

SHARES ISSUED AND REDEEMED
Shares sold	6,950,000	29,600,000
Shares redeemed	(3,950,000)	(18,450,000)

Net increase in shares outstanding	3,000,000	11,150,000

See notes to financial statements.

20	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 500 Index Fund
	Six months ended Sep. 30, 2009 (Unaudited)	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005

Net asset value, beginning of period	$80.00	$132.33	$142.17	$129.59	$117.89	$112.92

Income from investment operations:
Net investment income	1.07 [a]	2.64 [a]	2.75 [a]	2.51 [a]	2.16	2.20
Net realized and unrealized gain (loss)[b]	26.02	(52.44)	(9.75)	12.57	11.46	5.23

Total from investment operations	27.09	(49.80)	(7.00)	15.08	13.62	7.43

Less distributions from:
Net investment income	(1.01)	(2.53)	(2.84)	(2.50)	(1.89)	(2.46)
Return of capital	–	–	–	–	(0.03)	–

Total distributions	(1.01)	(2.53)	(2.84)	(2.50)	(1.92)	(2.46)

Net asset value, end of period	$106.08	$80.00	$132.33	$142.17	$129.59	$117.89

Total return	33.97%[c]	(38.03)%	(5.11)%	11.75%	11.62%	6.63%

Ratios/Supplemental data:
Net assets, end of period (000s)	$20,494,004	$14,743,300	$16,435,015	$18,617,501	$16,665,414	$12,513,826
Ratio of expenses to average net assets[d]	0.09%	0.09%	0.09%	0.09%	0.10%	0.09%
Ratio of net investment income to average net assets[d]	2.24%	2.48%	1.89%	1.86%	1.78%	2.02%
Portfolio turnover rate[e]	3%	7%	4%	5%	7%	6%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	21

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 500 Growth Index Fund
	Six months ended Sep. 30, 2009 (Unaudited)	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005

Net asset value, beginning of period	$41.91	$62.78	$64.63	$60.70	$56.55	$55.47

Income from investment operations:
Net investment income	0.39 [a]	0.77 [a]	0.80 [a]	0.84 [a]	0.74	1.01
Net realized and unrealized gain (loss)[b]	12.14	(20.90)	(1.86)	3.90	4.07	1.17

Total from investment operations	12.53	(20.13)	(1.06)	4.74	4.81	2.18

Less distributions from:
Net investment income	(0.39)	(0.74)	(0.79)	(0.81)	(0.66)	(1.10)

Total distributions	(0.39)	(0.74)	(0.79)	(0.81)	(0.66)	(1.10)

Net asset value, end of period	$54.05	$41.91	$62.78	$64.63	$60.70	$56.55

Total return	29.99%[c]	(32.25)%	(1.74)%	7.86%	8.54%	3.95%

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,513,113	$4,585,034	$5,685,167	$4,469,433	$3,414,285	$2,341,101
Ratio of expenses to average net assets[d]	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of net investment income to average net assets[d]	1.59%	1.44%	1.19%	1.35%	1.28%	1.93%
Portfolio turnover rate[e]	2%	15%	26%	23%	12%	22%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

22	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 500 Value Index Fund
	Six months ended Sep. 30, 2009 (Unaudited)	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005

Net asset value, beginning of period	$37.45	$69.25	$77.50	$68.56	$60.91	$57.02

Income from investment operations:
Net investment income	0.64 [a]	1.83 [a]	1.86 [a]	1.60 [a]	1.36	1.11
Net realized and unrealized gain (loss)[b]	13.72	(31.82)	(8.24)	8.88	7.48	4.04

Total from investment operations	14.36	(29.99)	(6.38)	10.48	8.84	5.15

Less distributions from:
Net investment income	(0.59)	(1.81)	(1.87)	(1.54)	(1.19)	(1.26)

Total distributions	(0.59)	(1.81)	(1.87)	(1.54)	(1.19)	(1.26)

Net asset value, end of period	$51.22	$37.45	$69.25	$77.50	$68.56	$60.91

Total return	38.51%[c]	(43.95)%	(8.47)%	15.43%	14.63%	9.10%

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,503,611	$2,449,246	$3,756,741	$4,499,076	$3,088,724	$2,704,486
Ratio of expenses to average net assets[d]	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of net investment income to average net assets[d]	2.80%	3.41%	2.38%	2.18%	2.12%	1.95%
Portfolio turnover rate[e]	5%	19%	20%	20%	7%	5%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	23

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares S&P 500, iShares S&P 500 Growth and iShares S&P 500 Value Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a diversified fund under the 1940 Act, except for the iShares S&P 500 Growth Index Fund, which is classified as a non-diversified fund. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”);

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

24	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

As of September 30, 2009, the values of each Fund’s investments were classified as Level 1 Prices. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

NOTES TO FINANCIAL STATEMENTS	25

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended September 30, 2009.

The Funds had tax basis net capital loss carryforwards as of March 31, 2009, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2017	Total
S&P 500	$72,624,224	$24,267,905	$–	$41,594,450	$–	$365,510,732	$503,997,311
S&P 500 Growth	–	11,080,019	2,989,823	40,360,646	–	112,834,240	167,264,728
S&P 500 Value	5,812,787	21,337,049	–	–	429,512	117,035,158	144,614,506

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

For the six months ended September 30, 2009, the Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the six months ended September 30, 2009 are disclosed in the Funds’ Statements of Operations.

26	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of September 30, 2009, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation

S&P 500	$26,639,085,875	$–	$(5,691,980,544)	$(5,691,980,544)
S&P 500 Growth	6,177,461,512	133,691,830	(746,836,368)	(613,144,538)
S&P 500 Value	4,508,860,576	–	(963,829,303)	(963,829,303)

Management has reviewed the tax positions as of September 30, 2009, inclusive of the prior three open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to each Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
S&P 500	0.0945%
S&P 500 Growth	0.18
S&P 500 Value	0.18

State Street Bank and Trust Company (“State Street”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Funds. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent,

NOTES TO FINANCIAL STATEMENTS	27

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended September 30, 2009, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
S&P 500	$7,380,833
S&P 500 Growth	300,742
S&P 500 Value	2,378,674

Each Fund may invest in certain money market funds managed by BGFA, the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. These money market funds seek to achieve their investment objectives by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Funds from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statements of Operations.

Certain trustees and officers of the Trust are also officers of BGI and/or BGFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2009 were as follows:

iShares Index Fund	Purchases	Sales
S&P 500	$607,496,324	$574,514,187
S&P 500 Growth	109,503,549	106,353,555
S&P 500 Value	160,750,446	151,701,039

In-kind transactions (see Note 4) for the six months ended September 30, 2009 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
S&P 500	$5,065,202,559	$4,170,137,502
S&P 500 Growth	105,794,550	469,177,891
S&P 500 Value	321,646,127	171,810,928

28	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BGFA; such reinvestments are subject to investment risk.

As of September 30, 2009, the Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BGFA. The market value of the securities on loan as of September 30, 2009 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

6. BLACKROCK TRANSACTION

On June 16, 2009, Barclays PLC, the ultimate parent company of BGI and BGFA, accepted a binding offer and entered into an agreement to sell its interests in BGFA, BGI and certain affiliated companies, to BlackRock, Inc., (the “BlackRock Transaction”). The BlackRock Transaction is subject to certain regulatory approvals, as well as other conditions to closing.

Under the 1940 Act, completion of the BlackRock Transaction will cause the automatic termination of each Fund’s current investment advisory agreement with BGFA. In order for the management of each Fund to continue uninterrupted, the Board approved a new investment advisory agreement for each Fund subject to shareholder approval. A special meeting of shareholders of the Funds was called and held on November 4, 2009 for shareholders of record as of the close of business on August 25, 2009. The results of the shareholder voting can be found in the “Shareholder Meeting Results” disclosure following the notes to the financial statements.

NOTES TO FINANCIAL STATEMENTS	29

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

7. REVIEW OF SUBSEQUENT EVENTS

In connection with the preparation of the financial statements of the Funds as of and for the six months ended September 30, 2009, events and transactions through November 19, 2009, the date the financial statements are available to be issued, have been evaluated by the Funds’ management for possible adjustment and/or disclosure. No subsequent events requiring financial statement disclosure have been identified.

30	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Meeting Results (Unaudited)

iSHARES® TRUST

Two separate special meetings of shareholders of iShares Trust were held on November 4, 2009. The proposals acted upon by shareholders at the special meetings and the results of the shareholder vote were as follows:

First Meeting

The shareholder meeting for the iShares S&P 500 Index Fund was adjourned until November 19, 2009. Shareholders of the iShares S&P 500 Growth and iShares S&P 500 Value Index Funds approved Proposal 1.

Proposal 1

To approve a new investment advisory agreement between the Trust and BGFA, on behalf of each Fund, which will take effect upon the consummation of the Barclays PLC binding agreement to sell its interest in BGFA and certain affiliated companies to BlackRock, Inc. (the “Transaction”).

iShares Index Fund	Votes For	Votes Against	Votes Abstaining
S&P 500 Growth	54,227,224	370,142	519,715
S&P 500 Value	36,183,647	340,992	463,114

Proposal 2

To approve a change in the classification of the iShares S&P 500 Index Fund’s investment objective from a fundamental investment policy to a non-fundamental investment policy.

Second Meeting

This proposal was approved by the shareholders of the Trust. All nominees who previously served as Trustees of the Trust were re-elected and the term of their election commenced immediately. Robert S. Kapito was newly elected as a Trustee to the Trust and the term of his election will take effect upon the consummation of the Transaction.

Proposal 1*

To elect a Board of Trustees of the Trust.

Independent Trustee	Votes For	Votes Withheld
George G.C. Parker	3,275,616,398	76,114,140
J. Darrell Duffie	3,155,645,073	196,085,465
Cecilia H. Herbert	3,284,632,277	67,098,261
Charles A. Hurty	3,283,313,465	68,417,073
John E. Kerrigan	3,285,163,741	66,566,797
John E. Martinez	3,284,826,244	66,904,294
Robert H. Silver	3,294,357,381	57,373,157

Interested Trustee	Votes For	Votes Withheld
Robert S. Kapito	3,229,642,767	122,087,770
Lee T. Kranefuss	2,147,369,285	1,204,361,252

*	Denotes Trust-wide proposal and voting results.

SHAREHOLDER MEETING RESULTS	31

Board Review and Approval of Current Investment Advisory Contract (Unaudited)

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BGFA (the “Advisory Contract”) on behalf of the Funds. As required by Section 15(c), the Board requested and BGFA provided such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Contract. At a meeting held on June 16-17, 2009, the Board approved the selection of BGFA and the continuance of the Advisory Contract, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, no one of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BGFA

Based on management’s representations, the Board expected that there will be no diminution in the scope of services required of or provided by BGFA under the Advisory Contract for the coming year as compared to the scope of services provided by BGFA over the past year. In reviewing the scope of these services, the Board considered BGFA’s investment philosophy and experience, noting that BGFA and its affiliates have committed significant resources over time, including over the past year, including investment in technology and increasing the number of their employees supporting the Funds. The Board also considered BGFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board also reviewed the performance of other series of registered investment companies with substantially similar investment objectives and strategies as the iShares S&P 500 Index Fund for which BGFA provides investment advisory services, noting that such other series generally performed in line with relevant benchmarks over relevant periods. The Board further noted that BGFA does not serve as investment adviser for any other series of registered investment companies with substantially similar investment objectives and strategies as the iShares S&P 500 Growth Index and iShares S&P 500 Value Index Funds; therefore, directly comparable performance information was generally not available for those particular Funds. The Board also noted that the Funds had met their investment objectives consistently since their respective inception dates. Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Funds under the Advisory Contract were appropriate and mitigated in favor of the Board’s approval of the Advisory Contract for the coming year.

FUNDS’ EXPENSES AND PERFORMANCE OF THE FUNDS

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology and any registered investment companies that would otherwise have been excluded from Lipper’s comparison group due to certain differentiating factors, but were nonetheless included at the request of BGFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Groups included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful

32	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Current Investment Advisory Contract (Unaudited) (Continued)

iSHARES® TRUST

direct comparisons to the Funds. In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three- and five-year periods and the “last quarter” period ended March 31, 2009, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Groups track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Groups include funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its benchmark index and that during the prior year the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such comparative performance information was also considered by the Board.

The Board also noted that the investment advisory fees and overall expenses for the Funds were generally lower than the median or average investment advisory fee rates and overall expenses of the funds in their respective Lipper Groups. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund, as managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the relevant Lipper Group, were satisfactory for the purposes of approving the Advisory Contract for the coming year.

COSTS OF SERVICES PROVIDED TO FUNDS AND PROFITS REALIZED BY BGFA AND AFFILIATES

The Board reviewed information about the profitability to BGFA of the Funds based on the fees payable to BGFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BGFA and its affiliates from the Funds’ operations for the last calendar year. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BGI from securities lending by the Trust (including any securities lending by the Funds). The Board also discussed BGFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BGFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of the Funds’ profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets. The Board noted that the Advisory Contract did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board further noted that possible future economies of scale for the Funds had been taken into consideration by fixing the investment advisory fees at rates at the lower end of the marketplace, effectively giving Fund shareholders, from inception, the benefits of the lower average fee shareholders would have received from a fee structure with declining breakpoints where the initial fee was higher. The Board noted that the asset size of the iShares S&P 500 Growth Index Fund and the iShares S&P 500 Value Index Fund decreased over the past twelve months. The Board also reviewed BGFA’s historic profitability as investment adviser to the iShares fund complex and noted that BGFA had continued to make significant investments in the iShares fund complex, that expenses had grown at a pace similar to the growth in revenue, and that BGFA had incurred operating losses during earlier years when the iShares funds, including the Funds, had not yet reached scale. In light of this history, the Board determined that reductions in fee rates or additions of breakpoints were not warranted at this juncture for the Funds. Based on this review, as well as the discussions described above in connection with the Lipper Group and performance benchmark comparisons, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees reflects appropriate sharing of economies of scale with the Funds’ shareholders.

BOARD REVIEW AND APPROVAL OF CURRENT INVESTMENT ADVISORY CONTRACT	33

Board Review and Approval of Current Investment Advisory Contract (Unaudited) (Continued)

iSHARES® TRUST

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board received and considered certain information regarding the Funds’ annual investment advisory fee rates under the Advisory Contract in comparison to the investment advisory/management fee rates for other funds/accounts for which BGFA or BGI, an affiliate of BGFA, provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts (together, the “Other Accounts”). The Board noted that BGFA had provided the Board with general information regarding how the level of services provided to the Other Accounts differed from the level of services provided to the Funds. The Board analyzed the level of the investment advisory/management fees in relation to the nature and extent of services provided to the Funds in comparison with the nature and extent of services provided to the Other Accounts, including, among other things, the level of complexity in managing the Funds and the Other Accounts under differing regulatory requirements and client guidelines. The Board noted that the investment advisory fee rates under the Advisory Contract were generally higher than the investment advisory/management fee rates for the Other Accounts for which BGFA or BGI provides investment advisory/management services, but that the differences appeared to be attributable to, among other things, the type and level of services provided and/or the asset levels of the Other Accounts. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contract are fair and reasonable.

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Funds by BGFA, such as any payment of revenue to BGI, the Trust’s securities lending agent, for loaning any portfolio securities, and the payment of advisory fees and/or administration fees to BGFA and BGI in connection with any investments by the Funds in other funds for which BGFA provides investment advisory services and/or BGI provides administration services. The Board noted that while revenue to BGI in connection with securities lending agency services to the iShares funds increased overall as against the previous year, overall revenue increased by approximately the same percentage as overall expenses. The Board noted that BGFA does not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BGFA affiliate or purchased from an underwriting syndicate in which a BGFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

Based on this analysis, the Board determined that the Advisory Contract, including the investment advisory fee rates thereunder, is fair and reasonable in light of all relevant circumstances, and concluded that it is in the best interest of the Funds and their shareholders to approve the Advisory Contract for the coming year.

34	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of New Investment Advisory Agreements (Unaudited)

iSHARES® TRUST

On June 16, 2009, Barclays Bank PLC (“Barclays”) entered into an agreement to sell its interest in the Barclays Global Investors asset management business, which includes BGI and BGI’s business of advising, sponsoring and distributing exchange-traded funds, to BlackRock, Inc. (“BlackRock”). Assuming receipt of the requisite regulatory approvals and the satisfaction of other conditions to the closing, the subsidiaries of Barclays operating the BGI business, including BGFA will be sold to BlackRock (the “Transaction”).

BGFA currently serves as the investment adviser to each Fund pursuant to an investment advisory agreement with the Trust (the “Current Advisory Agreement”). Under the 1940 Act, the Transaction, if consummated, will result in the automatic termination of the Current Advisory Agreement. In order for the management of each Fund to continue uninterrupted, the Board approved interim and new investment advisory agreements (the “New Advisory Agreements”) with the Trust, subject to shareholder approval.

BOARD CONSIDERATIONS IN APPROVING THE NEW ADVISORY AGREEMENTS

At an in-person Board meeting held on August 13, 2009, the Board, including the Independent Trustees, unanimously approved the New Advisory Agreements between BGFA and the Trust, on behalf of its Funds after consideration of all factors determined to be relevant to the Board’s deliberations, including those discussed below.

The Approval Process – At telephonic and in-person meetings held in June, July and August of this year, the Board, including the Independent Trustees, discussed the Transaction and the New Advisory Agreements for the Funds.

In preparation for their consideration of the New Advisory Agreements, the Trustees received, in response to a written due diligence request prepared by the Board and its independent counsel and provided to BlackRock, BGI and BGFA, comprehensive written information covering a range of issues and received, in response to their additional requests, further information in advance of and at the August 13, 2009 in-person Board meeting. To assist the Board in its consideration of the New Advisory Agreements, BlackRock provided materials and information about itself, including its history, management, investment, risk management and compliance capabilities and processes, and financial condition, and BGFA provided materials and information about the Transaction. In addition, the Independent Trustees consulted with their independent legal counsel and Fund counsel on numerous occasions, discussing, among other things, the legal standards and certain other considerations relevant to the Board’s deliberations.

In June 2009, the Board had performed a full annual review of, or initially approved, as applicable, the current Investment Advisory Agreement between BGFA and the Trust, on behalf of its Funds for each Fund as required by the 1940 Act and, after reviewing, among other things, the investment capabilities, resources and personnel of BGFA, determined that the nature, extent and quality of the services provided by BGFA under the Current Advisory Agreements were appropriate. The Board also determined that the advisory fees paid by each Fund, taking into account any applicable agreed-upon fee waivers and breakpoints, were fair and reasonable in light of the services provided, the costs to BGFA of providing those services, economies of scale, the fees and other expenses paid by similar funds (including information provided by Lipper, Inc. (“Lipper”)), and such other circumstances as the Trustees considered relevant in the exercise of their reasonable judgment. The Board approved the Current Advisory Agreements on June 17, 2009.

In advance of the June 2009 Board meeting, the Board requested and received materials specifically relating to each Fund’s Current Advisory Agreement. These materials were prepared for each Fund, and included information (i) compiled by Lipper on the fees and expenses and the investment performance of the Fund as compared to a comparable group of funds as classified by Lipper; (ii) prepared by BGFA discussing market conditions generally; (iii) on the profitability to BGFA of the Current Advisory Agreements and other payments received by BGFA and its affiliates from the Funds; and (iv) provided by BGFA concerning services related to the valuation and pricing of Fund portfolio holdings, and direct and indirect benefits to BGFA and its affiliates from their relationship with the Fund.

BOARD REVIEW AND APPROVAL OF NEW INVESTMENT ADVISORY AGREEMENTS	35

Board Review and Approval of New Investment Advisory Agreements (Unaudited) (Continued)

iSHARES® TRUST

At the June 17, July 29 and August 13, 2009 Board meetings, the Trustees discussed with representatives of BGI, BGFA and BlackRock, the management, investment, risk management and compliance capabilities and processes, and financial condition of BlackRock, the Transaction and its rationale, and BlackRock’s general plans and intentions regarding BGFA and the Funds. At these Board meetings, representatives of BGI, BGFA and BlackRock made various presentations to, and responded to questions from, the Board. The Board also inquired about the plans for, and anticipated roles and responsibilities of, the employees and officers of BGFA in connection with the Transaction, including the anticipated senior management structure of BGFA following the completion of the Transaction. The Independent Trustees also conferred separately and with their independent legal counsel about the Transaction and other matters related to the Transaction on a number of occasions. After the presentations and after reviewing the written materials provided, the Independent Trustees met in executive sessions with their independent legal counsel at the June, July and August 2009 Board meetings to consider the Transaction, its expected impact on BGFA and the Funds, and the New Advisory Agreements.

In connection with the Board’s review of the New Advisory Agreements, BGI, BGFA and/or BlackRock, as applicable, provided the Board with information about a variety of matters. The Board considered, among other things, the following information:

•	the reputation, financial strength and resources of BlackRock and its investment advisory subsidiaries and the anticipated financial strength and resources of the combined company;

•

that there is not expected to be any diminution in the nature, quality and extent of services provided to the Funds and their shareholders by BGFA, including portfolio management and compliance services;

•

that BGFA and BlackRock have no present intention to alter the advisory fee rates and expense arrangements currently in effect for the Funds for a period of two years from the date of the closing of the Transaction;

•	that it is expected that substantially all of the current employees of BGFA will remain employees of BGFA and will continue to provide services to the Funds following the Transaction;

•

that the Funds may benefit from having direct access to BlackRock’s state of the art technology and risk management analytic tools, including investment tools, provided under the BlackRock Solutions® brand name;

•	that the Funds are expected to continue to be sold through existing distribution channels;

•	that the Funds will have access to greater distribution resources through BlackRock’s relationships with third party brokers and retirement plan platforms;

•	that the parties to the Transaction agreement have agreed to conduct their respective businesses in compliance with the conditions of Section 15(f) of the 1940 Act in relation to the Funds;

•

that Barclays or one of its affiliates has agreed to pay all expenses of the Funds in connection with the Board’s consideration of the New Advisory Agreements and all costs of seeking shareholder approval of the New Advisory Agreements; and

•

that Barclays and BlackRock would derive benefits from the Transaction and that, as a result, they may have a different financial interest in the matters that were being considered than do Fund shareholders.

The Board did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors discussed below. The Trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately in respect of each Fund. In their deliberations, the Trustees considered information received in

36	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of New Investment Advisory Agreements (Unaudited) (Continued)

iSHARES® TRUST

connection with their most recent approval or continuation of each Current Advisory Agreement at the June 2009 Board meeting, in addition to information provided by BGI, BGFA and BlackRock regarding BlackRock and the Transaction, in connection with their evaluation of the terms and conditions of the New Advisory Agreements. The Trustees, including a majority of the Independent Trustees, concluded that the terms of the New Advisory Agreements are appropriate, that the fees to be paid are reasonable in light of the services to be provided to each Fund, and that the New Advisory Agreements should be approved and recommended to Fund shareholders. In voting to approve the New Advisory Agreements in respect of each Fund, the Board considered in particular the following factors:

The nature, extent and quality of services to be provided by BGFA and its affiliates – In connection with their consideration of the New Advisory Agreements, the Board considered representations by BGFA, BGI and BlackRock that there would be no diminution in the scope of services required of or provided by BGFA under the New Advisory Agreements for each Fund as compared to the scope of services provided by BGFA under the Current Advisory Agreement. In reviewing the scope of these services at the June and August 2009 Board meetings, the Board considered BGFA’s investment philosophy and experience, noting that BGFA and its affiliates have committed significant resources over time, including over the past year, including investments in technology and increasing the number of their employees supporting the Funds. The Board also considered BGFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board noted that it expects that these reports and discussions will continue following the consummation of the Transaction. In addition to the above considerations, the Board considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board further took into account that, with respect to most of the Funds, BGFA does not serve as investment adviser for other series of registered investment companies with substantially similar investment objectives and strategies; therefore, directly comparable performance information was generally not available for most Funds. The Board also considered each Fund’s record of performing in accordance with its investment objective.

In connection with the investment advisory services to be provided under the New Advisory Agreements, the Board took into account detailed discussions with representatives of BGFA at the June 2009 Board meeting and at prior Board meetings regarding the management of each Fund. In addition to the investment advisory services to be provided to the Funds, the Board, at the August 2009 Board meeting, considered that BGFA also will continue to provide management and administrative services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Funds, and that these services were expected to be consistent with the services BGFA currently performs under the Current Advisory Agreements.

The Board noted the representations of BGFA, BGI and BlackRock that the Transaction was not expected to have any adverse effect on the resources and strengths of BGFA in managing the Funds. The Board also considered that the Funds and their shareholders may benefit from having direct access to BlackRock’s state of the art technology and risk management analytic tools, including the investment tools provided under the BlackRock Solutions® brand name. The Board discussed BlackRock’s current financial condition, its anticipated financial condition following the completion of the Transaction and its lines of business. The Board also discussed BGFA’s anticipated financial condition following the completion of the Transaction. The Board discussed BlackRock’s current ownership structure and expected ownership structure following the completion of the Transaction. The Board was advised that BlackRock operates as an independent firm, with its own Board of Directors and no majority shareholder. The Board was also advised that while BlackRock’s largest shareholders, Merrill Lynch, a wholly owned subsidiary of Bank of America, and PNC, are important clients and strategic partners of BlackRock, they are not involved in the firm’s day-to-day management or operations.

Based on the discussions held and the materials presented at the June, July and August 2009 Board meetings and prior Board meetings, the Board determined that the Transaction would not likely cause an adverse change in the nature, extent and quality of the services to be provided by BGFA under the New Advisory Agreements compared with the services provided by BGFA under the Current Advisory Agreements and that the Board expects that the quality of such services will continue to be appropriate.

BOARD REVIEW AND APPROVAL OF NEW INVESTMENT ADVISORY AGREEMENTS	37

Board Review and Approval of New Investment Advisory Agreements (Unaudited) (Continued)

iSHARES® TRUST

Funds’ expenses and performance of the Funds – The Board received and reviewed statistical information prepared by Lipper at the June 2009 meeting and also received information at prior meetings regarding the expense ratio components of the Funds, including advisory fees, waivers and reimbursements, and gross and net total expenses, in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising a Fund’s peer group pursuant to Lipper’s proprietary methodology and, for certain Funds, registered investment companies that would otherwise have been excluded from Lipper’s comparison group due to certain differentiating factors, but were nonetheless included at the request of BGFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by most of the Funds, the Lipper Groups sometimes included mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to certain Funds.

The Board noted that the investment advisory fees and overall expenses for the Funds were generally lower than the median or average investment advisory fee rates and overall expenses of the Funds in their Lipper Groups with respect to the Current and New Advisory Agreements. The Board took into account that the fee rates for each Fund under the New Advisory Agreements are identical to the fee rates under the respective Current Advisory Agreements. Further, the Board noted that representatives of BGFA and BlackRock had confirmed that there is no present intention to alter the advisory fee rates, expense waivers or expense reimbursements currently in effect for the Funds for a period of two years from the date of the closing of the Transaction.

In addition to reviewing the fees and expenses, the Board noted that it regularly reviews each Fund’s performance and at the June 2009 meeting reviewed statistical information prepared by Lipper regarding the performance of each Fund for the quarter-end, one-, three-, five and ten-year periods, as applicable, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Groups track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of the relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their performance benchmark indices over the relevant periods. In considering this information, the Board took into account that the Lipper Groups include funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its benchmark index and that during the prior year the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indices. This comparative performance information was also considered by the Board. The Board considered BGFA’s substantial investment advisory experience and capabilities, as well as the possibility of additional resources and support from BlackRock following the completion of the Transaction, but noted that the effect, if any, the consummation of the Transaction would have on the future performance of the Funds could not be predicted.

Based on this review, the Board had concluded that the investment advisory fee rates and expense levels and the historical performance of each Fund, as compared to the investment advisory fee rates and expense levels and performance of the funds in the relevant Lipper Group, were satisfactory for the purposes of approving the Current Advisory Agreements and concluded that these comparisons continued to be satisfactory for the purpose of approving the New Advisory Agreements.

38	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of New Investment Advisory Agreements (Unaudited) (Continued)

iSHARES® TRUST

Cost of services provided and profits realized by BGFA from the relationship with each Fund – The Board considered that at the June 2009 Board meeting and at prior meetings, it had reviewed information about the profitability of BGFA with respect to the Funds based on the fees payable to BGFA and its affiliates (including fees under the Current Advisory Agreements), and all other sources of revenue and expense to BGFA and its affiliates from the Funds’ operations for the last calendar year. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BGI from securities lending by the Companies (including any securities lending by the Funds). The Board also discussed BGFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below).

In evaluating the costs of the services to be provided by BGFA under the New Advisory Agreements, the Board considered, among other things, whether advisory fee rates or other expenses would change as a result of the Transaction. The Board noted that the New Advisory Agreements are similar to the Current Advisory Agreements, including the fact that the fee rates under the Agreements are identical and that representatives of BGFA and BlackRock represented that there is no present intention due to the Transaction to alter the advisory fee rates, expense waiver or expense reimbursements currently in effect for the Funds for a period of two years from the date of the closing of the Transaction. It was noted that it was not possible to predict how the Transaction would affect BGFA’s profitability from its relationship with the Funds. Potential cost savings had been described by BlackRock representatives that may be achieved by BlackRock immediately following the Transaction, but even if all of such savings were realized by BGFA in connection with the management of the Funds, BGFA’s profitability in respect of the Funds was not expected to increase in a significant respect. BGFA, BlackRock and the Board discussed how profitability will be calculated and presented to the Board following the Transaction, and the Board reviewed BlackRock’s 2008 profitability methodology with respect to its registered funds. The Board expects to receive profitability information from BGFA on at least an annual basis following the completion of the Transaction and thus be in a position to evaluate whether any adjustments in Fund fees would be appropriate.

The extent to which economies of scale would be realized as a Fund grows and whether fee levels would reflect such economies of scale – In connection with its review of the Funds’ profitability analysis at the June 2009 meeting, the Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets. At the June 2009 Board meeting, the Board also reviewed BGFA’s historic profitability as investment adviser to the iShares fund complex and noted that BGFA had continued to make significant investments in the iShares fund complex, that expenses had grown at a pace similar to the growth in revenue, and that BGFA had incurred operating losses during earlier years when the iShares funds, including the Funds, had not yet reached scale. The Board further noted that the Current and New Advisory Agreements provide for breakpoints in certain Funds’ investment advisory fee rates as the assets of the Funds, on an aggregated basis with the assets of certain other Funds, increase and that breakpoints were implemented the previous year for certain Funds. The Board noted that for certain other Funds, the Current and New Advisory Agreements do not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase; however, the Board further noted that possible future economies of scale for those Funds had, in many cases, been taken into consideration by fixing the investment advisory fees at rates at the lower end of the marketplace, effectively giving Fund shareholders, from inception, the benefits of the lower average fee shareholders may have received from a fee structure with declining breakpoints where the initial fee was higher. At the June 2009 Board meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fee rates, with the breakpoints for certain Funds, reflected appropriate sharing of economies of scale with the Funds’ shareholders.

The Board noted representations from BGFA and BlackRock that BGFA will continue to make significant investments in the iShares fund complex and the infrastructure supporting the Funds. The Board determined that changes to the fee structure were not currently necessary and that the Funds appropriately participate in economies of scale. It was noted that it was not possible to evaluate how the Transaction would create opportunities for additional economies of scale. The Board expects to consider economies of scale on at least an annual basis following completion of the Transaction and thus be in a position to evaluate additional economies of scale, if any.

BOARD REVIEW AND APPROVAL OF NEW INVESTMENT ADVISORY AGREEMENTS	39

Board Review and Approval of New Investment Advisory Agreements (Unaudited) (Continued)

iSHARES® TRUST

Fees and services provided for other comparable funds/accounts managed by BGFA and its Affiliates – At the June 2009 Board meeting, the Board received and considered certain information regarding the Funds’ annual investment advisory fee rates under the Current Advisory Agreements in comparison to the investment advisory/management fee rates for other funds/accounts for which BGFA or BGI provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts (together, the “Other Accounts”). The Board noted that directly comparable investment advisory/management fee information was not available for many of the Funds, as BGFA and its affiliates do not manage any Other Accounts with substantially similar investment objectives and strategies as many of the Funds. The Board noted, however, that BGFA provided the Board with general information regarding how the level of services provided to the Other Accounts differed from the level of services provided to the Funds. Furthermore, in reviewing the comparative investment advisory/management fee information for the Funds for which such information was available, the Board considered the general structure of investment advisory/management fees in relation to the nature and extent of services provided to the Funds in comparison with the nature and extent of services provided to the Other Accounts, including, among other things, the level of complexity in managing the Funds and the Other Accounts under differing regulatory requirements and client guidelines. The Board noted that the investment advisory fee rates under the Current Advisory Agreements for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts for which BGFA or BGI provides investment advisory/management services, but that the differences appeared to be attributable to, among other things, the type and level of services provided and/or the asset levels of the Other Accounts. Based on this review, the Board determined that the investment advisory fee rates under the Current and New Advisory Agreements do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Current and New Advisory Agreements are fair and reasonable.

Other benefits to BGFA and its affiliates, including fall-out benefits – In evaluating the fall-out and any other ancillary benefits received by BGFA under the Current Advisory Agreements, the Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Funds by BGFA or its affiliates, such as any payment of revenue to BGI, the Trust’s current securities lending agent, for loaning any portfolio securities, and payment of advisory fees and/or administration fees to BGFA and BGI in connection with any investments by the Funds in other funds for which BGFA provides investment advisory services and/or BGI provides administration services. The Board noted that while revenue to BGI in connection with securities lending agency services to the Funds increased overall as against the previous year, overall revenue increased by approximately the same percentage as overall expenses. The Board noted that BGFA does not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through an affiliate of BGFA or purchased from an underwriting syndicate in which an Adviser affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. Any fall-out or ancillary benefits as a result of the Transaction were difficult to quantify with certainty at this time, and the Board indicated that it would continue to evaluate them going forward.

Conclusion – The Board examined the totality of the information they were provided at the June, July and August 2009 Board meetings, and information they received at other meetings held during the past year, and did not identify any single factor discussed previously as controlling. Based on this analysis, the Board determined that the New Advisory Agreements, including the investment advisory fee rates thereunder, are fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Funds and their shareholders to unanimously approve the New Advisory Agreements.

40	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	41

Notes:

42	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	43

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares Russell Domestic Index Funds	Trading Symbol
iShares Russell 3000	IWV
iShares Russell 3000 Growth	IWZ
iShares Russell 3000 Value	IWW
iShares Russell Top 200	IWL
iShares Russell Top 200 Growth	IWY
iShares Russell Top 200 Value	IWX
iShares Russell 1000	IWB
iShares Russell 1000 Growth	IWF
iShares Russell 1000 Value	IWD
iShares Russell Midcap	IWR
iShares Russell Midcap Growth	IWP
iShares Russell Midcap Value	IWS
iShares Russell 2000	IWM
iShares Russell 2000 Growth	IWO
iShares Russell 2000 Value	IWN
iShares Russell Microcap	IWC

iShares S&P Domestic Index Funds
iShares S&P 1500	ISI
iShares S&P 100	OEF
iShares S&P 500	IVV
iShares S&P 500 Growth	IVW
iShares S&P 500 Value	IVE
iShares S&P MidCap 400	IJH
iShares S&P MidCap 400 Growth	IJK
iShares S&P MidCap 400 Value	IJJ
iShares S&P SmallCap 600	IJR
iShares S&P SmallCap 600 Growth	IJT
iShares S&P SmallCap 600 Value	IJS

iShares Morningstar Domestic Index Funds
iShares Morningstar Large Core	JKD
iShares Morningstar Large Growth	JKE
iShares Morningstar Large Value	JKF
iShares Morningstar Mid Core	JKG
iShares Morningstar Mid Growth	JKH
iShares Morningstar Mid Value	JKI
iShares Morningstar Small Core	JKJ
iShares Morningstar Small Growth	JKK
iShares Morningstar Small Value	JKL

iShares Dow Jones Domestic Index Funds
iShares Dow Jones U.S.	IYY

iShares KLD Socially Responsible Index Funds
iShares FTSE KLD 400 Social	DSI
iShares FTSE KLD Select Social	KLD

iShares NYSE Domestic Index Funds
iShares NYSE Composite	NYC
iShares NYSE 100	NY

iShares Domestic Specialty Index Funds	Trading Symbol
iShares S&P U.S. Preferred Stock	PFF
iShares Dow Jones Select Dividend	DVY

iShares North American Sector/Subsector Index Funds
iShares S&P North American Technology Sector	IGM
iShares S&P North American Technology-Multimedia Networking	IGN
iShares S&P North American Technology-Semiconductors	IGW
iShares S&P North American Technology-Software	IGV
iShares S&P North American Natural Resources Sector	IGE

iShares Domestic Sector Index Funds
iShares Dow Jones U.S. Basic Materials Sector	IYM
iShares Dow Jones U.S. Consumer Goods Sector	IYK
iShares Dow Jones U.S. Consumer Services Sector	IYC
iShares Dow Jones U.S. Energy Sector	IYE
iShares Dow Jones U.S. Financial Sector	IYF
iShares Dow Jones U.S. Healthcare Sector	IYH
iShares Dow Jones U.S. Industrial Sector	IYJ
iShares Dow Jones U.S. Technology Sector	IYW
iShares Dow Jones U.S. Telecommunications Sector	IYZ
iShares Dow Jones U.S. Utilities Sector	IDU

iShares Domestic Subsector Index Funds
iShares Dow Jones Transportation Average	IYT
iShares Dow Jones U.S. Aerospace & Defense	ITA
iShares Dow Jones U.S. Broker-Dealers	IAI
iShares Dow Jones U.S. Financial Services	IYG
iShares Dow Jones U.S. Healthcare Providers	IHF
iShares Dow Jones U.S. Home Construction	ITB
iShares Dow Jones U.S. Insurance	IAK
iShares Dow Jones U.S. Medical Devices	IHI
iShares Dow Jones U.S. Oil & Gas Exploration & Production	IEO
iShares Dow Jones U.S. Oil Equipment & Services	IEZ
iShares Dow Jones U.S. Pharmaceuticals	IHE
iShares Dow Jones U.S. Regional Banks	IAT
iShares Nasdaq Biotechnology	IBB

iShares Domestic Real Estate Index Funds
iShares Cohen & Steers Realty Majors	ICF
iShares Dow Jones U.S. Real Estate	IYR
iShares FTSE NAREIT Real Estate 50	FTY
iShares FTSE NAREIT Industrial/Office Capped	FIO
iShares FTSE NAREIT Mortgage Plus Capped	REM
iShares FTSE NAREIT Residential Plus Capped	REZ
iShares FTSE NAREIT Retail Capped	RTL

iShares Target Risk Index Funds
iShares S&P Conservative Allocation	AOK
iShares S&P Moderate Allocation	AOM
iShares S&P Growth Allocation	AOR
iShares S&P Aggressive Allocation	AOA

44	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds (Continued)

iShares International Country Index Funds	Trading Symbol
iShares FTSE China (HK Listed)	FCHI
iShares FTSE/Xinhua China 25	FXI
iShares MSCI Australia	EWA
iShares MSCI Austria Investable Market	EWO
iShares MSCI Belgium Investable Market	EWK
iShares MSCI Brazil	EWZ
iShares MSCI Canada	EWC
iShares MSCI Chile Investable Market	ECH
iShares MSCI France	EWQ
iShares MSCI Germany	EWG
iShares MSCI Hong Kong	EWH
iShares MSCI Israel Capped Investable Market	EIS
iShares MSCI Italy	EWI
iShares MSCI Japan	EWJ
iShares MSCI Japan Small Cap	SCJ
iShares S&P/TOPIX 150	ITF
iShares MSCI Malaysia	EWM
iShares MSCI Mexico Investable Market	EWW
iShares MSCI Netherlands Investable Market	EWN
iShares MSCI All Peru Capped	EPU
iShares MSCI Singapore	EWS
iShares MSCI South Africa	EZA
iShares MSCI South Korea	EWY
iShares MSCI Spain	EWP
iShares MSCI Sweden	EWD
iShares MSCI Switzerland	EWL
iShares MSCI Taiwan	EWT
iShares MSCI Thailand Investable Market	THD
iShares MSCI Turkey Investable Market	TUR
iShares MSCI United Kingdom	EWU

iShares International Index Funds
iShares MSCI ACWI ex US	ACWX
iShares MSCI EAFE	EFA
iShares MSCI EAFE Growth	EFG
iShares MSCI EAFE Value	EFV
iShares MSCI EAFE Small Cap	SCZ
iShares FTSE Developed Small Cap ex-North America	IFSM
iShares MSCI Emerging Markets	EEM
iShares MSCI Emerging Markets Eastern Europe	ESR
iShares S&P Emerging Markets Infrastructure	EMIF
iShares MSCI BRIC	BKF
iShares MSCI EMU	EZU
iShares MSCI All Country Asia ex Japan	AAXJ
iShares MSCI Pacific ex-Japan	EPP
iShares S&P Asia 50	AIA
iShares S&P Europe 350	IEV
iShares S&P Latin America 40	ILF

iShares International/Global Real Estate Index Funds
iShares S&P Developed ex-U.S. Property	WPS
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S.	IFGL
iShares FTSE EPRA/NAREIT Developed Asia	IFAS
iShares FTSE EPRA/NAREIT Developed Europe	IFEU
iShares FTSE EPRA/NAREIT North America	IFNA

iShares International Specialty Index Funds
iShares Dow Jones International Select Dividend	IDV

iShares Target Date Index Funds	Trading Symbol
iShares S&P Target Date Retirement Income	TGR
iShares S&P Target Date 2010	TZD
iShares S&P Target Date 2015	TZE
iShares S&P Target Date 2020	TZG
iShares S&P Target Date 2025	TZI
iShares S&P Target Date 2030	TZL
iShares S&P Target Date 2035	TZO
iShares S&P Target Date 2040	TZV

iShares Global Index Funds
iShares MSCI ACWI	ACWI
iShares S&P Global 100	IOO
iShares MSCI Kokusai	TOK

iShares Global Sector Index Funds
iShares S&P Global Consumer Discretionary Sector	RXI
iShares S&P Global Consumer Staples Sector	KXI
iShares S&P Global Energy Sector	IXC
iShares S&P Global Financials Sector	IXG
iShares S&P Global Healthcare Sector	IXJ
iShares S&P Global Industrials Sector	EXI
iShares S&P Global Materials Sector	MXI
iShares S&P Global Technology Sector	IXN
iShares S&P Global Telecommunications Sector	IXP
iShares S&P Global Utilities Sector	JXI

iShares Global Theme Based Index Funds
iShares S&P Global Clean Energy	ICLN
iShares S&P Global Infrastructure	IGF
iShares S&P Global Nuclear Energy	NUCL
iShares S&P Global Timber & Forestry	WOOD

iShares U.S. Multisector Bond Funds
iShares Barclays Aggregate	AGG
iShares Barclays Government/Credit	GBF
iShares Barclays Intermediate Government/Credit	GVI

iShares U.S. Government Bond Funds
iShares Barclays Short Treasury	SHV
iShares Barclays 1-3 Year Treasury	SHY
iShares Barclays 3-7 Year Treasury	IEI
iShares Barclays 7-10 Year Treasury	IEF
iShares Barclays 10-20 Year Treasury	TLH
iShares Barclays 20+ Year Treasury	TLT
iShares Barclays TIPS	TIP
iShares Barclays Agency	AGZ

iShares U.S. Credit Bond Funds
iShares Barclays Credit	CFT
iShares Barclays 1-3 Year Credit	CSJ
iShares Barclays Intermediate Credit	CIU
iShares iBoxx $ Investment Grade Corporate	LQD
iShares iBoxx $ High Yield Corporate	HYG

iShares U.S. Securitized Bond Funds
iShares Barclays MBS	MBB

iSHARES FAMILY OF FUNDS	45

The iShares® Family of Funds (Continued)

iShares AMT-Free Municipal Bond Funds	Trading Symbol
iShares S&P National AMT-Free Municipal	MUB
iShares S&P Short Term National AMT-Free Municipal	SUB
iShares S&P California AMT-Free Municipal	CMF
iShares S&P New York AMT-Free Municipal	NYF

iShares International Bond Funds	Trading Symbol
iShares JPMorgan USD Emerging Markets	EMB
iShares S&P/Citigroup International Treasury	IGOV
iShares S&P/Citigroup 1-3 Year International Treasury	ISHG

iShares® is a registered trademark of Barclays Global Investors, N.A. (“BGI”). The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, J.P. Morgan Securities Inc., MSCI Inc., Morningstar Inc., The NASDAQ OMX Group, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Frank Russell Company or Standard & Poor’s, nor are they sponsored or endorsed by Barclays Capital. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above except Barclays Capital, which is an affiliate of BGI. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50/Residential/Retail/Mortgage REITs or Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Global Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT, and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited. “NAREIT®” is a trademark of NAREIT; “EPRA®” is a trademark of EPRA.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2009 Semi-Annual Report.

iS-1437-1009

46	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

Once you have enrolled, you will no longer receive shareholder reports and prospectuses in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com and is available to be viewed or downloaded.

To sign up for electronic delivery, please follow these simple steps:

1. Go to www.icsdelivery.com.

2. From the main page, select the first letter of your brokerage firm’s name.

3. Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

4. Fill out the appropriate information and provide the e-mail address where you would like your notifications sent.

Your information and e-mail address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

For more information:

WWW.iSHARES.COM

1-800-iShares (1-800-474-2737)

iS-SAR-32-0909

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. BGFA is a subsidiary of Barclays Global Investors, N.A. (BGI), neither of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard & Poor’s, nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the company listed above.

©2009 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange

Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

The Funds’ complete schedules of portfolio holdings for this report are also available without charge, upon request, by calling toll-free

1-800-474-2737.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

LET’S BUILD A BETTER INVESTMENT WORLD®.

iShares®

2009 SEMI-ANNUAL REPORT TO SHAREHOLDERS iSHARES® RUSSELL SERIES SEPTEMBER 30, 2009

» Would you prefer to receive materials like this electronically? See inside back cover for details.

iShares Russell Top 200 Index Fund | IWL | NYSE Arca iShares Russell Top 200 Growth Index Fund | IWY | NYSE Arca iShares Russell Top 200 Value Index Fund | IWX | NYSE Arca iShares Russell 1000 Index Fund | IWB | NYSE Arca iShares Russell 1000 Growth Index Fund | IWF | NYSE Arca iShares Russell 1000 Value Index Fund | IWD | NYSE Arca iShares Russell 2000 Index Fund | IWM | NYSE Arca iShares Russell 2000 Growth Index Fund | IWO | NYSE Arca iShares Russell 2000 Value Index Fund | IWN | NYSE Arca

iShares®

Fund Performance Overview

iSHARES® RUSSELL TOP 200 INDEX FUNDS

Performance as of September 30, 2009

	Cumulative Total Returns

	Inception to 9/30/09

iSHARES INDEX FUND	NAV	MARKET	INDEX
Russell Top 200	(1.27)%	(1.43)%	(1.24)%
Russell Top 200 Growth	(0.60)%	(0.76)%	(0.59)%
Russell Top 200 Value	(1.86)%	(2.06)%	(1.89)%

“Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated and are calculated from an inception date of 9/22/09.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that each Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (9/25/09), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

The iShares Russell Top 200 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Top 200® Index (the “Index”). The Index is a float-adjusted, capitalization-weighted index that measures the performance of the largest capitalization sector of the U.S. equity market. The Index includes securities issued by the approximately 200 largest issuers in the Russell 3000® Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from September 22, 2009 (inception date of the Fund) through September 30, 2009, the total return for the Fund was (1.27)%, while the total return for the Index was (1.24)%.

PORTFOLIO ALLOCATION As of 9/30/09
Sector	Percentage of Net Assets
Consumer Non-Cyclical	24.83%

Financial	14.13

Technology	13.07

Communications	12.91

Energy	12.87

Industrial	9.45

Consumer Cyclical	7.54

Utilities	2.58

Basic Materials	2.49

Short-Term and Other Net Assets	0.13

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/09
Security	Percentage of Net Assets
Exxon Mobil Corp.	4.40%

Microsoft Corp.	2.62

General Electric Co.	2.28

Procter & Gamble Co. (The)	2.22

Johnson & Johnson	2.20

Apple Inc.	2.18

JPMorgan Chase & Co.	2.16

AT&T Inc.	2.09

International Business Machines Corp.	2.08

Bank of America Corp.	1.92

TOTAL	24.15%

FUND PERFORMANCE OVERVIEWS	1

Fund Performance Overview (Continued)

iSHARES® RUSSELL TOP 200 INDEX FUNDS

The iShares Russell Top 200 Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Top 200® Growth Index (the “Growth Index”). The Growth Index is a style factor weighted index that measures the performance of the largest capitalization growth sector of the U.S. equity market. The Growth Index is a subset of the Russell Top 200® Index and measures the performance of equity securities of Russell Top 200® Index issuers with relatively higher price-to-book ratios and higher forecasted growth. The Growth Fund invests in a representative sample of securities included in the Growth Index that collectively has an investment profile similar to the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the period from September 22, 2009 (inception date of the Growth Fund) through September 30, 2009, the total return for the Growth Fund was (0.60)%, while the total return for the Growth Index was (0.59)%.

PORTFOLIO ALLOCATION As of 9/30/09
Sector	Percentage of Net Assets
Consumer Non-Cyclical	34.76%

Technology	22.88

Communications	12.47

Consumer Cyclical	11.32

Industrial	7.96

Energy	3.96

Financial	3.84

Basic Materials	2.51

Utilities	0.16

Short-Term and Other Net Assets	0.14

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/09
Security	Percentage of Net Assets
Microsoft Corp.	5.22%

Apple Inc.	4.31

International Business Machines Corp.	4.13

Cisco Systems Inc.	3.55

Johnson & Johnson	3.39

Google Inc. Class A	3.11

Procter & Gamble Co. (The)	2.89

Wal-Mart Stores Inc.	2.84

Coca-Cola Co. (The)	2.55

Philip Morris International Inc.	2.50

TOTAL	34.49%

2	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® RUSSELL TOP 200 INDEX FUNDS

The iShares Russell Top 200 Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Top 200® Value Index (the “Value Index”). The Value Index is a style factor weighted index that measures the performance of the largest capitalization value sector of the U.S. equity market. The Value Index is a subset of the Russell Top 200® Index and measures the performance of equity securities of Russell Top 200® Index issuers with relatively lower price-to-book ratios and lower forecasted growth. The Value Fund invests in a representative sample of securities included in the Value Index that collectively has an investment profile similar to the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the period from September 22, 2009 (inception date of the Value Fund) through September 30, 2009, the total return for the Value Fund was (1.86)%, while the total return for the Value Index was (1.89)%.

PORTFOLIO ALLOCATION As of 9/30/09
Sector	Percentage of Net Assets
Financial	24.53%

Energy	21.90

Consumer Non-Cyclical	14.81

Communications	13.34

Industrial	11.00

Utilities	5.03

Consumer Cyclical	3.70

Technology	3.15

Basic Materials	2.47

Short-Term and Other Net Assets	0.07

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/09
Security	Percentage of Net Assets
Exxon Mobil Corp.	6.58%

General Electric Co.	4.60

JPMorgan Chase & Co.	4.36

AT&T Inc.	4.22

Bank of America Corp.	3.87

Chevron Corp.	3.74

Wells Fargo & Co.	3.02

Pfizer Inc.	2.96

Goldman Sachs Group Inc. (The)	2.31

Verizon Communications Inc.	2.28

TOTAL	37.94%

FUND PERFORMANCE OVERVIEWS	3

Fund Performance Overview

iSHARES® RUSSELL 1000 INDEX FUNDS

Performance as of September 30, 2009

	Average Annual Total Returns

	Year Ended 9/30/09			Five Years Ended 9/30/09			Inception to 9/30/09

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Russell 1000	(6.13)%	(6.33)%	(6.14)%	1.41%	1.39%	1.49%	(1.29)%	(1.31)%	(1.18)%
Russell 1000 Growth	(1.98)%	(1.82)%	(1.85)%	1.70%	1.68%	1.86%	(4.68)%	(4.70)%	(4.49)%
Russell 1000 Value	(10.58)%	(10.94)%	(10.62)%	0.81%	0.80%	0.90%	2.12%	2.10%	2.26%

	Cumulative Total Returns

	Year Ended 9/30/09			Five Years Ended 9/30/09			Inception to 9/30/09

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Russell 1000	(6.13)%	(6.33)%	(6.14)%	7.24%	7.13%	7.68%	(11.49)%	(11.64)%	(10.56)%
Russell 1000 Growth	(1.98)%	(1.82)%	(1.85)%	8.78%	8.69%	9.65%	(36.14)%	(36.25)%	(35.00)%
Russell 1000 Value	(10.58)%	(10.94)%	(10.62)%	4.10%	4.09%	4.58%	21.65%	21.52%	23.23%

Total returns for the periods since inception are calculated from the inception date of each Fund (5/15/00, 5/22/00 and 5/22/00, respectively). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that each Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (5/19/00, 5/26/00 and 5/26/00, respectively), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

The iShares Russell 1000 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 1000® Index (the “Index”). The Index measures the performance of the large-capitalization sector of the U.S. equity market. The Index is a float-adjusted capitalization-weighted index of equity securities issued by the approximately 1,000 largest issuers in the Russell 3000® Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2009, the total return for the Fund was 35.11%*, while the total return for the Index was 35.22%.

4	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® RUSSELL 1000 INDEX FUNDS

iShares Russell 1000 Index Fund (Continued)

PORTFOLIO ALLOCATION As of 9/30/09
Sector	Percentage of Net Assets
Consumer Non-Cyclical	22.86%

Financial	15.38

Technology	12.67

Energy	11.50

Communications	11.07

Industrial	10.58

Consumer Cyclical	8.74

Utilities	3.76

Basic Materials	3.21

Diversified	0.07

Short-Term and Other Net Assets	0.16

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/09
Security	Percentage of Net Assets
Exxon Mobil Corp.	3.18%

Microsoft Corp.	1.90

General Electric Co.	1.65

Procter & Gamble Co. (The)	1.61

Johnson & Johnson	1.59

Apple Inc.	1.57

JPMorgan Chase & Co.	1.57

AT&T Inc.	1.51

International Business Machines Corp.	1.50

Bank of America Corp.	1.39

TOTAL	17.47%

The iShares Russell 1000 Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 1000® Growth Index (the “Growth Index”). The Growth Index measures the performance of the large-capitalization growth sector of the U.S. equity market. The Growth Index is a subset of the Russell 1000® Index and measures the performance of equity securities of Russell 1000® Index issuers with relatively higher price-to-book ratios and higher forecasted growth. The Growth Fund invests in a representative sample of securities included in the Growth Index that collectively has an investment profile similar to the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the six-month period ended September 30, 2009, the total return for the Growth Fund was 32.42%*, while the total return for the Growth Index was 32.58%.

PORTFOLIO ALLOCATION As of 9/30/09
Sector	Percentage of Net Assets
Consumer Non-Cyclical	31.91%

Technology	21.67

Consumer Cyclical	12.27

Communications	10.64

Industrial	10.18

Financial	4.96

Energy	4.47

Basic Materials	2.82

Utilities	0.85

Diversified	0.09

Short-Term and Other Net Assets	0.14

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/09
Security	Percentage of Net Assets
Microsoft Corp.	3.81%

Apple Inc.	3.16

International Business Machines Corp.	3.02

Cisco Systems Inc.	2.59

Johnson & Johnson	2.48

Google Inc. Class A	2.27

Procter & Gamble Co. (The)	2.11

Wal-Mart Stores Inc.	2.07

Coca-Cola Co. (The)	1.87

Philip Morris International Inc.	1.83

TOTAL	25.21%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview (Continued)

iSHARES® RUSSELL 1000 INDEX FUNDS

The iShares Russell 1000 Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 1000® Value Index (the “Value Index”). The Value Index measures the performance of the large-capitalization value sector of the U.S. equity market. The Value Index is a subset of the Russell 1000® Index and measures the performance of equity securities of Russell 1000® Index issuers with relatively lower price-to-book ratios and lower forecasted growth. The Value Fund invests in a representative sample of securities included in the Value Index that collectively has an investment profile similar to the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the six-month period ended September 30, 2009, the total return for the Value Fund was 37.88%*, while the total return for the Value Index was 37.99%.

PORTFOLIO ALLOCATION As of 9/30/09
Sector	Percentage of Net Assets
Financial	25.67%

Energy	18.46

Consumer Non-Cyclical	13.89

Communications	11.46

Industrial	10.99

Utilities	6.65

Consumer Cyclical	5.28

Technology	3.77

Basic Materials	3.60

Diversified	0.06

Short-Term and Other Net Assets	0.17

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/09
Security	Percentage of Net Assets
Exxon Mobil Corp.	4.70%

General Electric Co.	3.29

JPMorgan Chase & Co.	3.11

AT&T Inc.	3.01

Bank of America Corp.	2.77

Chevron Corp.	2.67

Wells Fargo & Co.	2.16

Pfizer Inc.	2.11

Goldman Sachs Group Inc. (The)	1.65

Verizon Communications Inc.	1.63

TOTAL	27.10%

*	Certain sectors and markets performed exceptionally well based on market conditions during the six-month period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

6	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® RUSSELL 2000 INDEX FUNDS

Performance as of September 30, 2009

	Average Annual Total Returns

	Year Ended 9/30/09			Five Years Ended 9/30/09			Inception to 9/30/09

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Russell 2000	(9.38)%	(9.99)%	(9.55)%	2.41%	2.45%	2.41%	3.90%	3.88%	4.04%
Russell 2000 Growth	(6.22)%	(6.78)%	(6.32)%	2.83%	2.84%	2.91%	(1.87)%	(1.90)%	(1.72)%
Russell 2000 Value	(12.45)%	(13.15)%	(12.61)%	1.67%	1.70%	1.78%	7.45%	7.43%	7.64%

	Cumulative Total Returns

	Year Ended 9/30/09			Five Years Ended 9/30/09			Inception to 9/30/09

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Russell 2000	(9.38)%	(9.99)%	(9.55)%	12.65%	12.87%	12.64%	43.13%	42.84%	44.92%
Russell 2000 Growth	(6.22)%	(6.78)%	(6.32)%	14.99%	15.06%	15.42%	(15.96)%	(16.16)%	(14.72)%
Russell 2000 Value	(12.45)%	(13.15)%	(12.61)%	8.66%	8.81%	9.22%	93.53%	93.25%	96.85%

Total returns for the periods since inception are calculated from the inception date of each Fund (5/22/00, 7/24/00 and 7/24/00, respectively). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that each Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (5/26/00, 7/28/00 and 7/28/00, respectively), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

The iShares Russell 2000 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 2000® Index (the “Index”). The Index measures the performance of the small-capitalization sector of the U.S. equity market. The Index is a float-adjusted capitalization-weighted index of equity securities issued by the approximately 2,000 smallest issuers in the Russell 3000® Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2009, the total return for the Fund was 43.89%*, while the total return for the Index was 43.95%.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview (Continued)

iSHARES® RUSSELL 2000 INDEX FUNDS

iShares Russell 2000 Index Fund (Continued)

PORTFOLIO ALLOCATION As of 9/30/09
Sector	Percentage of Net Assets
Consumer Non-Cyclical	21.89%

Financial	19.47

Industrial	14.02

Consumer Cyclical	13.60

Technology	10.55

Communications	8.61

Energy	4.27

Basic Materials	3.94

Utilities	3.41

Diversified	0.07

Short-Term and Other Net Assets	0.17

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/09
Security	Percentage of Net Assets
Human Genome Sciences Inc.	0.34%

Palm Inc.	0.32

Perot Systems Corp. Class A	0.29

E*TRADE Financial Corp.	0.29

Tupperware Brands Corp.	0.28

Polycom Inc.	0.25

MFA Financial Inc.	0.25

Highwoods Properties Inc.	0.25

Skyworks Solutions Inc.	0.25

Solera Holdings Inc.	0.24

TOTAL	2.76%

The iShares Russell 2000 Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 2000® Growth Index (the “Growth Index”). The Growth Index measures the performance of the small-capitalization growth sector of the U.S. equity market. The Growth Index is a subset of the Russell 2000® Index and measures the performance of equity securities of Russell 2000® Index issuers with relatively higher price-to-book ratios and higher forecasted growth. The Growth Fund invests in a representative sample of securities included in the Growth Index that collectively has an investment profile similar to the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the six-month period ended September 30, 2009, the total return for the Growth Fund was 42.97%*, while the total return for the Growth Index was 43.06%.

PORTFOLIO ALLOCATION As of 9/30/09
Sector	Percentage of Net Assets
Consumer Non-Cyclical	33.67%

Technology	15.90

Consumer Cyclical	15.13

Communications	12.34

Industrial	12.00

Financial	5.15

Energy	3.46

Basic Materials	1.81

Utilities	0.37

Diversified	0.01

Short-Term and Other Net Assets	0.16

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/09
Security	Percentage of Net Assets
Human Genome Sciences Inc.	0.70%

Palm Inc.	0.58

Tupperware Brands Corp.	0.57

Skyworks Solutions Inc.	0.51

Solera Holdings Inc.	0.49

Bally Technologies Inc.	0.48

Warnaco Group Inc. (The)	0.46

Informatica Corp.	0.45

Jack Henry & Associates Inc.	0.45

Onyx Pharmaceuticals Inc.	0.42

TOTAL	5.11%

8	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® RUSSELL 2000 INDEX FUNDS

The iShares Russell 2000 Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 2000® Value Index (the “Value Index”). The Value Index measures the performance of the small-capitalization value sector of the U.S. equity market. The Value Index is a subset of the Russell 2000® Index and measures the performance of equity securities of Russell 2000® Index issuers with relatively lower price-to-book ratios and lower forecasted growth. The Value Fund invests in a representative sample of securities included in the Value Index that collectively has an investment profile similar to the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the six-month period ended September 30, 2009, the total return for the Value Fund was 44.59%*, while the total return for the Value Index was 44.79%.

PORTFOLIO ALLOCATION As of 9/30/09
Sector	Percentage of Net Assets
Financial	33.00%

Industrial	15.90

Consumer Cyclical	12.17

Consumer Non-Cyclical	10.77

Utilities	6.28

Basic Materials	5.94

Technology	5.49

Communications	5.09

Energy	5.01

Diversified	0.12

Short-Term and Other Net Assets	0.23

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/09
Security	Percentage of Net Assets
E*TRADE Financial Corp.	0.55%

MFA Financial Inc.	0.48

Highwoods Properties Inc.	0.48

Perot Systems Corp. Class A	0.45

Platinum Underwriters Holdings Ltd.	0.40

Assured Guaranty Ltd.	0.38

ProAssurance Corp.	0.37

National Retail Properties Inc.	0.37

WGL Holdings Inc.	0.36

Nicor Inc.	0.36

TOTAL	4.20%

*	Certain sectors and markets performed exceptionally well based on market conditions during the six-month period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

FUND PERFORMANCE OVERVIEWS	9

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other Funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2009 to September 30, 2009.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value[a] (4/1/09)	Ending Account Value[a] (9/30/09)	Annualized Expense Ratio	Expenses Paid During Period[b] (4/1/09 to 9/30/09)
Russell Top 200
Actual	$1,000.00	$ 987.30	0.15%	$0.03
Hypothetical (5% return before expenses)	1,000.00	1,024.30	0.15	0.76
Russell Top 200 Growth
Actual	1,000.00	994.00	0.20	0.04
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.20	1.01
Russell Top 200 Value
Actual	1,000.00	981.40	0.20	0.04
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.20	1.01
Russell 1000
Actual	1,000.00	1,351.10	0.15	0.88
Hypothetical (5% return before expenses)	1,000.00	1,024.30	0.15	0.76

10	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value[a] (4/1/09)	Ending Account Value[a] (9/30/09)	Annualized Expense Ratio	Expenses Paid During Period[b] (4/1/09 to 9/30/09)
Russell 1000 Growth
Actual	$1,000.00	$1,324.20	0.20%	$1.17
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.20	1.01
Russell 1000 Value
Actual	1,000.00	1,378.80	0.20	1.19
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.20	1.01
Russell 2000
Actual	1,000.00	1,438.90	0.20	1.22
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.20	1.01
Russell 2000 Growth
Actual	1,000.00	1,429.70	0.25	1.52
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.25	1.27
Russell 2000 Value
Actual	1,000.00	1,445.90	0.25	1.53
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.25	1.27

[a]

Account values are based on a start date of September 22, 2009 (commencement of operations) for the iShares Russell Top 200, iShares Russell Top 200 Growth and iShares Russell Top 200 Value Index Funds.

[b]

Except for the actual expenses for the iShares Russell Top 200, iShares Russell Top 200 Growth and iShares Russell Top 200 Value Index Funds, actual and hypothetical expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Actual expenses for the iShares Russell Top 200, iShares Russell Top 200 Growth and iShares Russell Top 200 Value Index Funds, which commenced operations on September 22, 2009, are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (8 days) and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	11

Schedule of Investments (Unaudited)

iSHARES® RUSSELL TOP 200 INDEX FUND

September 30, 2009

Security	Shares	Value
COMMON STOCKS – 99.87%

ADVERTISING – 0.15%
Omnicom Group Inc.	102	$3,768

		3,768

AEROSPACE & DEFENSE – 2.29%
Boeing Co. (The)	238	12,888
General Dynamics Corp.	114	7,364
Lockheed Martin Corp.	104	8,120
Northrop Grumman Corp.	106	5,486
Raytheon Co.	130	6,236
United Technologies Corp.	274	16,695

		56,789

AGRICULTURE – 2.65%
Altria Group Inc.	676	12,040
Archer-Daniels-Midland Co.	210	6,136
Monsanto Co.	178	13,777
Philip Morris International Inc.	642	31,291
Reynolds American Inc.	56	2,493

		65,737

APPAREL – 0.31%
Nike Inc. Class B	118	7,635

		7,635

AUTO MANUFACTURERS – 0.48%
Ford Motor Co.[a]	1,022	7,369
PACCAR Inc.	118	4,450

		11,819

AUTO PARTS & EQUIPMENT – 0.20%
Johnson Controls Inc.	194	4,959

		4,959

BANKS – 5.75%
Bank of America Corp.	2,820	47,714
Bank of New York Mellon Corp. (The)	392	11,364
BB&T Corp.	224	6,102
Northern Trust Corp.	78	4,536
PNC Financial Services Group Inc. (The)	150	7,289
State Street Corp.	162	8,521
U.S. Bancorp	622	13,597
Wells Fargo & Co.	1,549	43,651

		142,774

Security	Shares	Value
BEVERAGES – 2.82%
Coca-Cola Co. (The)	754	$40,490
PepsiCo Inc.	506	29,682

		70,172

BIOTECHNOLOGY – 1.52%
Amgen Inc.[a]	328	19,755
Biogen Idec Inc.[a]	94	4,749
Celgene Corp.[a]	150	8,385
Genzyme Corp.[a]	88	4,992

		37,881

CHEMICALS – 1.41%
Air Products and Chemicals Inc.	68	5,275
Dow Chemical Co. (The)	364	9,489
E.I. du Pont de Nemours and Co.	296	9,513
Mosaic Co. (The)	52	2,500
Praxair Inc.	100	8,169

		34,946

COAL – 0.13%
Peabody Energy Corp.	88	3,275

		3,275

COMMERCIAL SERVICES – 1.02%
MasterCard Inc. Class A	28	5,660
McKesson Corp.	88	5,240
Visa Inc. Class A	145	10,021
Western Union Co.	230	4,352

		25,273

COMPUTERS – 6.54%
Apple Inc.[a]	292	54,128
Dell Inc.[a]	560	8,546
EMC Corp.[a]	658	11,212
Hewlett-Packard Co.	782	36,918
International Business Machines Corp.	432	51,672

		162,476

COSMETICS & PERSONAL CARE – 2.72%
Colgate-Palmolive Co.	164	12,510
Procter & Gamble Co. (The)	950	55,024

		67,534

DIVERSIFIED FINANCIAL SERVICES – 6.32%
American Express Co.	332	11,255
BlackRock Inc.	6	1,301
Capital One Financial Corp.	148	5,288

12	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 INDEX FUND

September 30, 2009

Security	Shares	Value
Charles Schwab Corp. (The)	310	$5,937
Citigroup Inc.	4,960	24,006
CME Group Inc.	22	6,780
Franklin Resources Inc.	48	4,829
Goldman Sachs Group Inc. (The)	164	30,233
JPMorgan Chase & Co.	1,225	53,680
Morgan Stanley	444	13,711

		157,020

ELECTRIC – 2.58%
American Electric Power Co. Inc.	156	4,834
Dominion Resources Inc.	194	6,693
Duke Energy Corp.	422	6,642
Entergy Corp.	64	5,111
Exelon Corp.	216	10,718
FirstEnergy Corp.	100	4,572
FPL Group Inc.	134	7,401
PG&E Corp.	120	4,859
Public Service Enterprise Group Inc.	166	5,219
Southern Co.	256	8,108

		64,157

ELECTRICAL COMPONENTS & EQUIPMENT – 0.40%
Emerson Electric Co.	246	9,860

		9,860

ELECTRONICS – 0.24%
Thermo Fisher Scientific Inc.[a]	136	5,939

		5,939

ENERGY – ALTERNATE SOURCES – 0.10%
First Solar Inc.[a]	16	2,446

		2,446

ENVIRONMENTAL CONTROL – 0.19%
Waste Management Inc.	162	4,831

		4,831

FOOD – 1.33%
General Mills Inc.	108	6,953
Kellogg Co.	84	4,135
Kraft Foods Inc. Class A	482	12,662
Kroger Co. (The)	214	4,417
Sysco Corp.	194	4,821

		32,988

HEALTH CARE – PRODUCTS – 4.21%
Baxter International Inc.	198	11,288

Security	Shares	Value
Becton, Dickinson and Co.	78	$5,441
Boston Scientific Corp.[a]	494	5,231
CareFusion Corp.[a]	58	1,264
Johnson & Johnson	898	54,679
Medtronic Inc.	366	13,469
St. Jude Medical Inc.[a]	114	4,447
Stryker Corp.	110	4,997
Zimmer Holdings Inc.[a]	70	3,742

		104,558

HEALTH CARE – SERVICES – 0.86%
Aetna Inc.	146	4,063
UnitedHealth Group Inc.	390	9,766
WellPoint Inc.[a]	158	7,483

		21,312

HOUSEHOLD PRODUCTS & WARES – 0.32%
Kimberly-Clark Corp.	136	8,021

		8,021

INSURANCE – 1.84%
Aflac Inc.	154	6,582
Allstate Corp. (The)	176	5,389
Chubb Corp.	116	5,848
Loews Corp.	108	3,699
MetLife Inc.	188	7,157
Prudential Financial Inc.	150	7,487
Travelers Companies Inc. (The)	192	9,452

		45,614

INTERNET – 2.77%
Amazon.com Inc.[a]	108	10,083
eBay Inc.[a]	366	8,641
Google Inc. Class Aa	78	38,676
Symantec Corp.[a]	268	4,414
Yahoo! Inc.[a]	388	6,910

		68,724

IRON & STEEL – 0.19%
Nucor Corp.	102	4,795

		4,795

LEISURE TIME – 0.19%
Carnival Corp.	144	4,792

		4,792

MACHINERY – 0.64%
Caterpillar Inc.	196	10,061

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 INDEX FUND

September 30, 2009

Security	Shares	Value
Deere & Co.	138	$5,923

		15,984

MANUFACTURING – 3.79%
Danaher Corp.	84	5,655
General Electric Co.	3,454	56,715
Honeywell International Inc.	244	9,065
Illinois Tool Works Inc.	146	6,236
3M Co.	225	16,605

		94,276

MEDIA – 2.91%
Comcast Corp. Class A	942	15,910
DIRECTV Group Inc. (The)[a]	150	4,137
Liberty Media Corp. – Liberty Entertainment Group Series Aa	170	5,289
News Corp. Class A	746	8,945
Time Warner Cable Inc.	116	4,998
Time Warner Inc.	392	11,282
Viacom Inc. Class B NVS[a]	178	4,991
Walt Disney Co. (The)	608	16,696

		72,248

MINING – 0.89%
Alcoa Inc.	318	4,172
Freeport-McMoRan Copper & Gold Inc.	134	9,194
Newmont Mining Corp.	156	6,867
Southern Copper Corp.	58	1,780

		22,013

OIL & GAS – 10.84%
Anadarko Petroleum Corp.	164	10,288
Apache Corp.	110	10,101
Chesapeake Energy Corp.	204	5,794
Chevron Corp.	653	45,991
ConocoPhillips	481	21,722
Devon Energy Corp.	146	9,830
EOG Resources Inc.	82	6,848
Exxon Mobil Corp.	1,595	109,433
Hess Corp.	96	5,132
Marathon Oil Corp.	232	7,401
Occidental Petroleum Corp.	263	20,619
Southwestern Energy Co.[a]	112	4,780
Valero Energy Corp.	184	3,568
XTO Energy Inc.	190	7,851

		269,358

Security	Shares	Value
OIL & GAS SERVICES – 1.66%
Baker Hughes Inc.	97	$4,138
Halliburton Co.	294	7,973
National Oilwell Varco Inc.[a]	136	5,866
Schlumberger Ltd.	392	23,363

		41,340

PHARMACEUTICALS – 7.38%
Abbott Laboratories	506	25,032
Allergan Inc.	100	5,676
Bristol-Myers Squibb Co.	648	14,593
Cardinal Health Inc.	118	3,162
Eli Lilly and Co.	332	10,966
Express Scripts Inc.[a]	90	6,982
Gilead Sciences Inc.[a]	296	13,788
Medco Health Solutions Inc.[a]	158	8,739
Merck & Co. Inc.	690	21,825
Pfizer Inc.	2,197	36,360
Schering-Plough Corp.	534	15,086
Wyeth	436	21,181

		183,390

PIPELINES – 0.14%
Williams Companies Inc. (The)	190	3,395

		3,395

REAL ESTATE INVESTMENT TRUSTS – 0.22%
Simon Property Group Inc.	78	5,416

		5,416

RETAIL – 6.36%
Best Buy Co. Inc.	110	4,127
Costco Wholesale Corp.	142	8,017
CVS Caremark Corp.	476	17,012
Gap Inc. (The)	158	3,381
Home Depot Inc. (The)	556	14,812
Kohl’s Corp.[a]	100	5,705
Lowe’s Companies Inc.	482	10,093
McDonald’s Corp.	358	20,431
Staples Inc.	234	5,433
Starbucks Corp.[a]	240	4,956
Target Corp.	246	11,483
Walgreen Co.	324	12,140
Wal-Mart Stores Inc.	719	35,296
Yum! Brands Inc.	152	5,132

		158,018

14	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 INDEX FUND

September 30, 2009

Security	Shares	Value
SEMICONDUCTORS – 2.26%
Applied Materials Inc.	436	$5,842
Broadcom Corp. Class Aa	160	4,910
Intel Corp.	1,817	35,559
Texas Instruments Inc.	416	9,855

		56,166

SOFTWARE – 4.27%
Activision Blizzard Inc.[a]	182	2,255
Adobe Systems Inc.[a]	172	5,683
Automatic Data Processing Inc.	164	6,445
Microsoft Corp.	2,516	65,139
Oracle Corp.	1,242	25,883
VMware Inc. Class Aa	16	643

		106,048

TELECOMMUNICATIONS – 7.08%
American Tower Corp. Class Aa	130	4,732
AT&T Inc.	1,924	51,967
Cisco Systems Inc.[a]	1,879	44,232
Corning Inc.	508	7,777
Juniper Networks Inc.[a]	172	4,647
Motorola Inc.	750	6,443
QUALCOMM Inc.	542	24,379
Sprint Nextel Corp.[a]	916	3,618
Verizon Communications Inc.	930	28,151

		175,946

TRANSPORTATION – 1.90%
Burlington Northern Santa Fe Corp.	86	6,865
CSX Corp.	128	5,358
FedEx Corp.	102	7,672
Norfolk Southern Corp.	120	5,173
Union Pacific Corp.	162	9,453
United Parcel Service Inc. Class B	226	12,762

		47,283

TOTAL COMMON STOCKS
(Cost: $2,513,243)		2,480,976

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.10%

MONEY MARKET FUNDS – 0.10%
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.04%[b,c]	2,600	$2,600

		2,600

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,600)		2,600

TOTAL INVESTMENTS IN SECURITIES – 99.97% (Cost: $2,515,843)		2,483,576

Other Assets, Less Liabilities – 0.03%		723

NET ASSETS – 100.00%		$2,484,299

NVS – Non-Voting Shares

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited)

iSHARES® RUSSELL TOP 200 GROWTH INDEX FUND

September 30, 2009

Security	Shares	Value
COMMON STOCKS – 99.86%

ADVERTISING – 0.30%
Omnicom Group Inc.	202	$7,462

		7,462

AEROSPACE & DEFENSE – 2.45%
Boeing Co. (The)	38	2,058
General Dynamics Corp.	22	1,421
Lockheed Martin Corp.	208	16,241
Northrop Grumman Corp.	26	1,346
Raytheon Co.	198	9,498
United Technologies Corp.	500	30,465

		61,029

AGRICULTURE – 4.84%
Altria Group Inc.	1,346	23,972
Archer-Daniels-Midland Co.	234	6,838
Monsanto Co.	356	27,554
Philip Morris International Inc.	1,278	62,290

		120,654

APPAREL – 0.61%
Nike Inc. Class B	236	15,269

		15,269

AUTO MANUFACTURERS – 0.33%
PACCAR Inc.	218	8,221

		8,221

AUTO PARTS & EQUIPMENT – 0.22%
Johnson Controls Inc.	212	5,419

		5,419

BANKS – 1.43%
Bank of New York Mellon Corp. (The)	160	4,638
Northern Trust Corp.	156	9,073
State Street Corp.	172	9,047
Wells Fargo & Co.	458	12,906

		35,664

BEVERAGES – 4.94%
Coca-Cola Co. (The)	1,184	63,581
PepsiCo Inc.	1,014	59,481

		123,062

BIOTECHNOLOGY – 3.05%
Amgen Inc.[a]	660	39,752
Biogen Idec Inc.[a]	188	9,498

Security	Shares	Value
Celgene Corp.[a]	300	$16,770
Genzyme Corp.[a]	176	9,985

		76,005

CHEMICALS – 1.26%
Air Products and Chemicals Inc.	48	3,724
E.I. du Pont de Nemours and Co.	194	6,235
Mosaic Co. (The)	104	4,999
Praxair Inc.	200	16,338

		31,296

COAL – 0.26%
Peabody Energy Corp.	174	6,476

		6,476

COMMERCIAL SERVICES – 1.82%
MasterCard Inc. Class A	56	11,320
McKesson Corp.	86	5,121
Visa Inc. Class A	292	20,180
Western Union Co.	456	8,628

		45,249

COMPUTERS – 11.50%
Apple Inc.[a]	580	107,515
Dell Inc.[a]	1,116	17,030
EMC Corp.[a]	136	2,317
Hewlett-Packard Co.	1,206	56,935
International Business Machines Corp.	860	102,865

		286,662

COSMETICS & PERSONAL CARE – 3.89%
Colgate-Palmolive Co.	326	24,867
Procter & Gamble Co. (The)	1,244	72,052

		96,919

DIVERSIFIED FINANCIAL SERVICES – 1.40%
American Express Co.	120	4,068
BlackRock Inc.	4	867
Capital One Financial Corp.	82	2,930
Charles Schwab Corp. (The)	618	11,835
CME Group Inc.	2	616
Franklin Resources Inc.	44	4,426
Goldman Sachs Group Inc. (The)	20	3,687
Morgan Stanley	206	6,361

		34,790

ELECTRIC – 0.16%
Exelon Corp.	38	1,886

16	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 GROWTH INDEX FUND

September 30, 2009

Security	Shares	Value
FPL Group Inc.	36	$1,988

		3,874

ELECTRICAL COMPONENTS & EQUIPMENT – 0.79%
Emerson Electric Co.	490	19,639

		19,639

ELECTRONICS – 0.04%
Thermo Fisher Scientific Inc.[a]	22	961

		961

ENERGY – ALTERNATE SOURCES – 0.21%
First Solar Inc.[a]	34	5,197

		5,197

ENVIRONMENTAL CONTROL – 0.34%
Waste Management Inc.	288	8,588

		8,588

FOOD – 1.23%
General Mills Inc.	88	5,665
Kellogg Co.	166	8,172
Kroger Co. (The)	358	7,389
Sysco Corp.	384	9,542

		30,768

HEALTH CARE – PRODUCTS – 6.71%
Baxter International Inc.	394	22,462
Becton, Dickinson and Co.	156	10,881
Boston Scientific Corp.[a]	350	3,707
Johnson & Johnson	1,388	84,515
Medtronic Inc.	728	26,790
St. Jude Medical Inc.[a]	226	8,816
Stryker Corp.	220	9,995

		167,166

HEALTH CARE – SERVICES – 0.11%
Aetna Inc.	62	1,725
WellPoint Inc.[a]	22	1,042

		2,767
HOUSEHOLD PRODUCTS & WARES – 0.55%
Kimberly-Clark Corp.	234	13,801

		13,801

INSURANCE – 0.83%
Aflac Inc.	304	12,993
Prudential Financial Inc.	156	7,786

		20,779

Security	Shares	Value
INTERNET – 4.94%
Amazon.com Inc.[a]	214	$19,979
eBay Inc.[a]	170	4,014
Google Inc. Class Aa	156	77,353
Symantec Corp.[a]	534	8,795
Yahoo! Inc.[a]	724	12,894

		123,035

LEISURE TIME – 0.17%
Carnival Corp.	130	4,326

		4,326

MACHINERY – 0.52%
Caterpillar Inc.	196	10,061
Deere & Co.	68	2,919

		12,980

MANUFACTURING – 2.34%
Danaher Corp.	104	7,001
Honeywell International Inc.	484	17,981
3M Co.	452	33,358

		58,340

MEDIA – 0.43%
Comcast Corp. Class A	140	2,365
DIRECTV Group Inc. (The)[a]	300	8,274

		10,639

MINING – 1.25%
Alcoa Inc.	294	3,857
Freeport-McMoRan Copper & Gold Inc.	162	11,115
Newmont Mining Corp.	312	13,734
Southern Copper Corp.	84	2,578

		31,284

OIL & GAS – 2.64%
Exxon Mobil Corp.	820	56,260
Southwestern Energy Co.[a]	224	9,560

		65,820

OIL & GAS SERVICES – 0.85%
Schlumberger Ltd.	354	21,098

		21,098

PHARMACEUTICALS – 7.62%
Abbott Laboratories	1,006	49,767
Allergan Inc.	198	11,238
Bristol-Myers Squibb Co.	714	16,079

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 GROWTH INDEX FUND

September 30, 2009

Security	Shares	Value
Eli Lilly and Co.	346	$11,428
Express Scripts Inc.[a]	178	13,809
Gilead Sciences Inc.[a]	590	27,482
Medco Health Solutions Inc.[a]	314	17,367
Merck & Co. Inc.	250	7,908
Schering-Plough Corp.	898	25,369
Wyeth	194	9,425

		189,872

REAL ESTATE INVESTMENTTRUSTS – 0.18%
Simon Property Group Inc.	66	4,582

		4,582

RETAIL – 9.99%
Best Buy Co. Inc.	220	8,254
Costco Wholesale Corp.	282	15,922
CVS Caremark Corp.	290	10,365
Gap Inc. (The)	278	5,949
Home Depot Inc. (The)	74	1,971
Kohl’s Corp.[a]	186	10,611
Lowe’s Companies Inc.	302	6,324
McDonald’s Corp.	718	40,976
Staples Inc.	466	10,821
Starbucks Corp.[a]	480	9,912
Target Corp.	490	22,873
Walgreen Co.	646	24,206
Wal-Mart Stores Inc.	1,440	70,690
Yum! Brands Inc.	300	10,128

		249,002

SEMICONDUCTORS – 2.95%
Broadcom Corp. Class Aa	320	9,821
Intel Corp.	2,244	43,915
Texas Instruments Inc.	830	19,663

		73,399

SOFTWARE – 8.43%
Activision Blizzard Inc.[a]	212	2,627
Adobe Systems Inc.[a]	342	11,300
Automatic Data Processing Inc.	326	12,812
Microsoft Corp.	5,020	129,968
Oracle Corp.	2,490	51,892
VMware Inc. Class Aa	34	1,366

		209,965

Security	Shares	Value
TELECOMMUNICATIONS – 6.80%
American Tower Corp. Class Aa	258	$9,391
Cisco Systems Inc.[a]	3,756	88,416
Corning Inc.	864	13,228
Juniper Networks Inc.[a]	340	9,187
Motorola Inc.	96	825
QUALCOMM Inc.	1,078	48,488

		169,535

TRANSPORTATION – 1.48%
Norfolk Southern Corp.	32	1,380
Union Pacific Corp.	174	10,153
United Parcel Service Inc. Class B	450	25,412

		36,945

TOTAL COMMON STOCKS
(Cost: $2,504,503)		2,488,539

SHORT-TERM INVESTMENTS – 0.10%

MONEY MARKET FUNDS – 0.10%
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.04%[b,c]	2,400	2,400

		2,400

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,400)		2,400

TOTAL INVESTMENTS IN SECURITIES – 99.96%
(Cost: $2,506,903)		2,490,939

Other Assets, Less Liabilities – 0.04%		960

NET ASSETS – 100.00%		$2,491,899

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

18	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® RUSSELL TOP 200 VALUE INDEX FUND

September 30, 2009

Security	Shares	Value
COMMON STOCKS – 99.93%

AEROSPACE & DEFENSE – 2.12%
Boeing Co. (The)	438	$23,718
General Dynamics Corp.	206	13,308
Northrop Grumman Corp.	188	9,729
Raytheon Co.	60	2,878
United Technologies Corp.	46	2,803

		52,436

AGRICULTURE – 0.42%
Archer-Daniels-Midland Co.	186	5,435
Reynolds American Inc.	112	4,986

		10,421

AUTO MANUFACTURERS – 0.63%
Ford Motor Co.[a]	2,058	14,838
PACCAR Inc.	18	679

		15,517

AUTO PARTS & EQUIPMENT – 0.18%
Johnson Controls Inc.	176	4,499

		4,499

BANKS – 10.13%
Bank of America Corp.	5,670	95,936
Bank of New York Mellon Corp. (The)	619	17,945
BB&T Corp.	452	12,312
PNC Financial Services Group Inc. (The)	302	14,674
State Street Corp.	152	7,995
U.S. Bancorp	1,241	27,128
Wells Fargo & Co.	2,656	74,846

		250,836

BEVERAGES – 0.71%
Coca-Cola Co. (The)	326	17,506

		17,506

CHEMICALS – 1.57%
Air Products and Chemicals Inc.	90	6,982
Dow Chemical Co. (The)	732	19,083
E.I. du Pont de Nemours and Co.	398	12,792

		38,857

COMMERCIAL SERVICES – 0.22%
McKesson Corp.	92	5,479

		5,479

Security	Shares	Value
COMPUTERS – 1.49%
EMC Corp.[a]	1,176	$20,039
Hewlett-Packard Co.	356	16,807

		36,846

COSMETICS & PERSONAL CARE – 1.54%
Procter & Gamble Co. (The)	658	38,111

		38,111

DIVERSIFIED FINANCIAL SERVICES – 11.31%
American Express Co.	540	18,306
BlackRock Inc.	8	1,735
Capital One Financial Corp.	214	7,646
Citigroup Inc.	9,955	48,182
CME Group Inc.	41	12,636
Franklin Resources Inc.	54	5,432
Goldman Sachs Group Inc. (The)	310	57,148
JPMorgan Chase & Co.	2,464	107,972
Morgan Stanley	681	21,029

		280,086

ELECTRIC – 5.03%
American Electric Power Co. Inc.	314	9,731
Dominion Resources Inc.	388	13,386
Duke Energy Corp.	848	13,348
Entergy Corp.	127	10,142
Exelon Corp.	392	19,451
FirstEnergy Corp.	200	9,144
FPL Group Inc.	234	12,924
PG&E Corp.	242	9,799
Public Service Enterprise Group Inc.	334	10,501
Southern Co.	509	16,120

		124,546

ELECTRONICS – 0.44%
Thermo Fisher Scientific Inc.[a]	249	10,874

		10,874

ENVIRONMENTAL CONTROL – 0.04%
Waste Management Inc.	34	1,014

		1,014

FOOD – 1.41%
General Mills Inc.	128	8,241
Kraft Foods Inc. Class A	962	25,272
Kroger Co. (The)	68	1,404

		34,917

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 VALUE INDEX FUND

September 30, 2009

Security	Shares	Value
HEALTH CARE – PRODUCTS – 1.68%
Boston Scientific Corp.[a]	638	$6,756
CareFusion Corp.[a]	118	2,572
Johnson & Johnson	406	24,721
Zimmer Holdings Inc.[a]	142	7,590

		41,639

HEALTH CARE – SERVICES – 1.61%
Aetna Inc.	230	6,401
UnitedHealth Group Inc.	776	19,431
WellPoint Inc.[a]	296	14,019

		39,851

HOUSEHOLD PRODUCTS & WARES – 0.09%
Kimberly-Clark Corp.	36	2,123

		2,123

INSURANCE – 2.84%
Allstate Corp. (The)	354	10,839
Chubb Corp.	232	11,695
Loews Corp.	216	7,398
MetLife Inc.	380	14,467
Prudential Financial Inc.	146	7,287
Travelers Companies Inc. (The)	381	18,757

		70,443

INTERNET – 0.57%
eBay Inc.[a]	564	13,316
Yahoo! Inc.[a]	50	891

		14,207

IRON & STEEL – 0.39%
Nucor Corp.	206	9,684

		9,684

LEISURE TIME – 0.21%
Carnival Corp.	158	5,258

		5,258

MACHINERY – 0.77%
Caterpillar Inc.	198	10,163
Deere & Co.	210	9,013

		19,176

MANUFACTURING – 5.29%
Danaher Corp.	64	4,308
General Electric Co.	6,941	113,971
Illinois Tool Works Inc.	296	12,642

		130,921

Security	Shares	Value
MEDIA – 5.40%
Comcast Corp. Class A	1,738	$29,355
Liberty Media Corp. – Liberty
Entertainment Group Series Aa	342	10,640
News Corp. Class A	1,498	17,961
Time Warner Cable Inc.	232	9,997
Time Warner Inc.	781	22,477
Viacom Inc. Class B NVS[a]	358	10,038
Walt Disney Co. (The)	1,214	33,336

		133,804

MINING – 0.51%
Alcoa Inc.	344	4,513
Freeport-McMoRan Copper & Gold Inc.	106	7,273
Southern Copper Corp.	30	921

		12,707

OIL & GAS – 19.16%
Anadarko Petroleum Corp.	328	20,575
Apache Corp.	220	20,203
Chesapeake Energy Corp.	412	11,701
Chevron Corp.	1,314	92,545
ConocoPhillips	971	43,850
Devon Energy Corp.	292	19,660
EOG Resources Inc.	164	13,696
Exxon Mobil Corp.	2,374	162,880
Hess Corp.	188	10,050
Marathon Oil Corp.	466	14,865
Occidental Petroleum Corp.	531	41,630
Valero Energy Corp.	370	7,174
XTO Energy Inc.	377	15,578

		474,407

OIL & GAS SERVICES – 2.47%
Baker Hughes Inc.	192	8,191
Halliburton Co.	590	16,001
National Oilwell Varco Inc.[a]	271	11,688
Schlumberger Ltd.	426	25,390

		61,270

PHARMACEUTICALS – 7.13%
Bristol-Myers Squibb Co.	582	13,107
Cardinal Health Inc.	238	6,378
Eli Lilly and Co.	318	10,504
Merck & Co. Inc.	1,129	35,710

20	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 VALUE INDEX FUND

September 30, 2009

Security	Shares	Value
Pfizer Inc.	4,423	$73,201
Schering-Plough Corp.	166	4,690
Wyeth	677	32,889

		176,479
PIPELINES – 0.27%
Williams Companies Inc. (The)	382	6,826

		6,826
REAL ESTATE INVESTMENT TRUSTS – 0.25%
Simon Property Group Inc.	90	6,249

		6,249
RETAIL – 2.68%
CVS Caremark Corp.	660	23,588
Gap Inc. (The)	36	770
Home Depot Inc. (The)	1,034	27,546
Kohl’s Corp.[a]	12	685
Lowe’s Companies Inc.	664	13,904

		66,493
SEMICONDUCTORS – 1.58%
Applied Materials Inc.	876	11,738
Intel Corp.	1,397	27,339

		39,077
SOFTWARE – 0.08%
Activision Blizzard Inc.[a]	154	1,908

		1,908
TELECOMMUNICATIONS – 7.37%
AT&T Inc.	3,867	104,448
Corning Inc.	150	2,297
Motorola Inc.	1,412	12,129
Sprint Nextel Corp.[a]	1,840	7,268
Verizon Communications Inc.	1,862	56,363

		182,505
TRANSPORTATION – 2.34%
Burlington Northern Santa Fe Corp.	171	13,651
CSX Corp.	258	10,800
FedEx Corp.	204	15,345
Norfolk Southern Corp.	210	9,053
Union Pacific Corp.	156	9,103

		57,952

TOTAL COMMON STOCKS
(Cost: $2,523,648)		2,474,924

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.07%

MONEY MARKET FUNDS – 0.07%
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.04% [b,c]	1,600	$1,600

		1,600

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,600)		1,600

TOTAL INVESTMENTS IN SECURITIES – 100.00%
(Cost: $2,525,248)		2,476,524

Other Assets, Less Liabilities – 0.00%		34

NET ASSETS – 100.00%		$2,476,558

NVS – Non-Voting Shares

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 INDEX FUND

September 30, 2009

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$7,853,335	0.16%

		7,853,335	0.16

AEROSPACE & DEFENSE
Boeing Co. (The)	336,902	18,243,243	0.37
United Technologies Corp.	388,275	23,657,596	0.48
Other securities[a]		53,470,930	1.10

		95,371,769	1.95

AGRICULTURE
Monsanto Co.	253,224	19,599,538	0.40
Philip Morris International Inc.	910,470	44,376,308	0.91
Other securities[a]		38,991,285	0.80

		102,967,131	2.11

AIRLINES
Other securities[a]		9,230,301	0.19

		9,230,301	0.19

APPAREL
Other securities[a]		23,593,060	0.48

		23,593,060	0.48

AUTO MANUFACTURERS
Other securities[a]		19,208,255	0.39

		19,208,255	0.39

AUTO PARTS & EQUIPMENT
Other securities[a]		13,146,862	0.27

		13,146,862	0.27

BANKS
Bank of America Corp.	4,015,555	67,943,191	1.39
U.S. Bancorp	880,478	19,247,249	0.39
Wells Fargo & Co.	2,207,523	62,207,998	1.27
Other securities[a]		93,293,509	1.92

		242,691,947	4.97

BEVERAGES
Coca-Cola Co. (The)	1,074,509	57,701,133	1.18
PepsiCo Inc.	722,588	42,387,012	0.87
Other securities[a]		18,238,351	0.37

		118,326,496	2.42

Security	Shares	Value	% of Net Assets
BIOTECHNOLOGY
Amgen Inc.[b]	469,904	$28,302,318	0.58%
Other securities[a]		41,979,939	0.86

		70,282,257	1.44

BUILDING MATERIALS
Other securities[a]		6,964,134	0.14

		6,964,134	0.14

CHEMICALS
Other securities[a]		87,329,872	1.79

		87,329,872	1.79

COAL
Other securities[a]		13,117,432	0.27

		13,117,432	0.27

COMMERCIAL SERVICES
Other securities[a]		79,300,585	1.62

		79,300,585	1.62

COMPUTERS
Apple Inc.[b]	414,070	76,756,156	1.57
Hewlett-Packard Co.	1,109,980	52,402,156	1.07
International Business Machines Corp.	613,321	73,359,325	1.50
Other securities[a]		69,232,151	1.42

		271,749,788	5.56

COSMETICS & PERSONAL CARE
Procter & Gamble Co. (The)	1,352,853	78,357,246	1.61
Other securities[a]		27,419,004	0.56

		105,776,250	2.17

DISTRIBUTION & WHOLESALE
Other securities[a]		12,467,312	0.25

		12,467,312	0.25

DIVERSIFIED FINANCIAL SERVICES
Citigroup Inc.	7,055,727	34,149,719	0.70
Goldman Sachs Group Inc. (The)	233,667	43,076,511	0.88
JPMorgan Chase & Co.	1,744,803	76,457,267	1.57
Morgan Stanley	630,680	19,475,398	0.40
Other securities[a]		92,567,367	1.89

		265,726,262	5.44

22	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

September 30, 2009

Security	Shares	Value	% of Net Assets
ELECTRIC
Other securities[a]		$167,699,061	3.43%

		167,699,061	3.43

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		22,511,187	0.46

		22,511,187	0.46

ELECTRONICS
Other securities[a]		36,129,409	0.74

		36,129,409	0.74

ENERGY – ALTERNATE SOURCES
Other securities[a]		4,636,931	0.09

		4,636,931	0.09

ENGINEERING & CONSTRUCTION
Other securities[a]		15,402,495	0.32

		15,402,495	0.32

ENTERTAINMENT
Other securities[a]		6,450,205	0.13

		6,450,205	0.13

ENVIRONMENTAL CONTROL
Other securities[a]		15,075,894	0.31

		15,075,894	0.31

FOOD
Kraft Foods Inc. Class A	683,248	17,948,925	0.37
Other securities[a]		69,985,720	1.43

		87,934,645	1.80

FOREST PRODUCTS & PAPER
Other securities[a]		14,444,358	0.30

		14,444,358	0.30

GAS
Other securities[a]		14,520,070	0.30

		14,520,070	0.30

HAND & MACHINE TOOLS
Other securities[a]		5,666,233	0.12

		5,666,233	0.12

HEALTH CARE – PRODUCTS
Johnson & Johnson	1,278,990	77,877,701	1.59
Medtronic Inc.	519,339	19,111,675	0.39
Other securities[a]		83,207,795	1.71

		180,197,171	3.69

Security	Shares	Value	% of Net Assets
HEALTH CARE – SERVICES
Other securities[a]		$54,800,005	1.12%

		54,800,005	1.12

HOLDING COMPANIES – DIVERSIFIED
Other securities[a]		3,609,905	0.07

		3,609,905	0.07

HOME BUILDERS
Other securities[a]		8,770,573	0.18

		8,770,573	0.18

HOME FURNISHINGS
Other securities[a]		3,324,089	0.07

		3,324,089	0.07

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		23,853,408	0.49

		23,853,408	0.49

HOUSEWARES
Other securities[a]		2,674,410	0.05

		2,674,410	0.05

INSURANCE
Other securities[a]		148,793,198	3.05

		148,793,198	3.05

INTERNET
Google Inc. Class Ab	111,157	55,117,198	1.13
Other securities[a]		64,386,947	1.32

		119,504,145	2.45

IRON & STEEL
Other securities[a]		18,156,166	0.37

		18,156,166	0.37

LEISURE TIME
Other securities[a]		11,640,520	0.24

		11,640,520	0.24

LODGING
Other securities[a]		14,389,198	0.29

		14,389,198	0.29

MACHINERY
Other securities[a]		42,767,171	0.88

		42,767,171	0.88

MANUFACTURING
General Electric Co.	4,915,114	80,706,172	1.65

SCHEDULES OF INVESTMENTS	23

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

September 30, 2009

Security	Shares	Value	% of Net Assets
3M Co.	322,300	$23,785,740	0.49%
Other securities[a]		63,598,726	1.30

		168,090,638	3.44

MEDIA
Comcast Corp. Class A	1,334,193	22,534,520	0.46
Walt Disney Co. (The)	861,817	23,665,495	0.48
Other securities[a]		81,088,296	1.67

		127,288,311	2.61

METAL FABRICATE & HARDWARE
Other securities[a]		9,408,106	0.19

		9,408,106	0.19

MINING
Other securities[a]		36,532,771	0.75

		36,532,771	0.75

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		5,490,501	0.11

		5,490,501	0.11

OIL & GAS
Chevron Corp.	930,463	65,532,509	1.34
ConocoPhillips	687,675	31,055,403	0.64
Exxon Mobil Corp.	2,264,885	155,393,760	3.18
Occidental Petroleum Corp.	376,238	29,497,059	0.60
Other securities[a]		164,259,248	3.36

		445,737,979	9.12

OIL & GAS SERVICES
Schlumberger Ltd.	555,321	33,097,132	0.68
Other securities[a]		45,408,159	0.93

		78,505,291	1.61

PACKAGING & CONTAINERS
Other securities[a]		14,436,465	0.30

		14,436,465	0.30

PHARMACEUTICALS
Abbott Laboratories	717,332	35,486,414	0.73
Bristol-Myers Squibb Co.	919,228	20,701,015	0.42
Gilead Sciences Inc.[b]	420,573	19,590,290	0.40
Merck & Co. Inc.	978,617	30,953,656	0.63
Pfizer Inc.	3,132,079	51,835,907	1.06

Security	Shares	Value	% of Net Assets
Schering-Plough Corp.	757,378	$21,395,929	0.44%
Wyeth	618,984	30,070,243	0.62
Other securities[a]		82,874,465	1.70

		292,907,919	6.00

PIPELINES
Other securities[a]		20,152,673	0.41

		20,152,673	0.41

REAL ESTATE
Other securities[a]		4,125,853	0.08

		4,125,853	0.08

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		79,898,862	1.64

		79,898,862	1.64

RETAIL
CVS Caremark Corp.	675,720	24,150,233	0.49
Home Depot Inc. (The)	787,166	20,970,102	0.43
McDonald’s Corp.	512,082	29,224,520	0.60
Wal-Mart Stores Inc.	1,026,131	50,372,771	1.03
Other securities[a]		169,543,738	3.47

		294,261,364	6.02

SAVINGS & LOANS
Other securities[a]		9,660,169	0.20

		9,660,169	0.20

SEMICONDUCTORS
Intel Corp.	2,592,284	50,730,998	1.04
Other securities[a]		84,277,259	1.72

		135,008,257	2.76

SOFTWARE
Microsoft Corp.	3,577,247	92,614,925	1.90
Oracle Corp.	1,774,127	36,972,807	0.76
Other securities[a]		77,342,760	1.58

		206,930,492	4.24

TELECOMMUNICATIONS
AT&T Inc.	2,738,471	73,966,102	1.51
Cisco Systems Inc.[b]	2,677,154	63,020,205	1.29
QUALCOMM Inc.	768,189	34,553,141	0.71
Verizon Communications Inc.	1,318,464	39,909,905	0.82
Other securities[a]		74,157,347	1.52

		285,606,700	5.85

24	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

September 30, 2009

Security	Shares	Value	% of Net Assets
TEXTILES
Other securities[a]		$3,077,927	0.06%

		3,077,927	0.06

TOYS, GAMES & HOBBIES
Other securities[a]		5,777,549	0.12

		5,777,549	0.12

TRANSPORTATION
United Parcel Service Inc. Class B	320,852	18,118,512	0.37
Other securities[a]		66,041,379	1.35

		84,159,891	1.72

TRUCKING & LEASING
Other securities[a]		627,505	0.01

		627,505	0.01

WATER
Other securities[a]		1,676,305	0.03

		1,676,305	0.03

TOTAL COMMON STOCKS
(Cost: $5,998,104,738)		4,877,415,023	99.84

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.22% [c,d,e]	61,555,097	61,555,097	1.26
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.18%[c,d,e]	9,394,504	9,394,504	0.19

Security	Shares	Value	% of Net Assets
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.04% [c,d]	6,821,717	$6,821,717	0.14%

		77,771,318	1.59

TOTAL SHORT-TERM INVESTMENTS
(Cost: $77,771,318)		77,771,318	1.59

TOTAL INVESTMENTS IN SECURITIES
(Cost: $6,075,876,056)		4,955,186,341	101.43

Other Assets, Less Liabilities		(69,978,416)	(1.43)

NET ASSETS		$4,885,207,925	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2009.

[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

September 30, 2009

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$22,879,602	0.22%

		22,879,602	0.22

AEROSPACE & DEFENSE
Lockheed Martin Corp.	634,396	49,533,640	0.48
United Technologies Corp.	1,531,412	93,308,933	0.89
Other securities[a]		85,260,208	0.82

		228,102,781	2.19

AGRICULTURE
Altria Group Inc.	4,124,705	73,460,996	0.70
Monsanto Co.	1,088,489	84,249,049	0.81
Philip Morris International Inc.	3,911,679	190,655,234	1.83
Other securities[a]		42,954,443	0.41

		391,319,722	3.75

AIRLINES
Other securities[a]		29,934,698	0.29

		29,934,698	0.29
APPAREL
Nike Inc. Class B	720,705	46,629,613	0.45
Other securities[a]		42,802,602	0.41

		89,432,215	0.86

AUTO MANUFACTURERS
Other securities[a]		29,957,129	0.29

		29,957,129	0.29

AUTO PARTS & EQUIPMENT
Other securities[a]		34,413,180	0.33

		34,413,180	0.33

BANKS
Other securities[a]		111,499,778	1.07

		111,499,778	1.07

BEVERAGES
Coca-Cola Co. (The)	3,628,531	194,852,115	1.87
PepsiCo Inc.	3,104,473	182,108,386	1.74
Other securities[a]		37,458,990	0.36

		414,419,491	3.97

BIOTECHNOLOGY
Amgen Inc.[b]	2,018,849	121,595,275	1.17

Security	Shares	Value	% of Net Assets
Celgene Corp.[b]	917,953	$51,313,573	0.49%
Other securities[a]		125,615,173	1.20

		298,524,021	2.86

BUILDING MATERIALS
Other securities[a]		15,582,659	0.15

		15,582,659	0.15

CHEMICALS
Praxair Inc.	613,181	50,090,756	0.48
Other securities[a]		135,517,390	1.30

		185,608,146	1.78

COAL
Other securities[a]		48,299,505	0.46

		48,299,505	0.46

COMMERCIAL SERVICES
Visa Inc. Class A	895,814	61,909,706	0.59
Other securities[a]		214,124,135	2.05

		276,033,841	2.64

COMPUTERS
Apple Inc.[b]	1,778,979	329,769,337	3.16
Dell Inc.[b]	3,416,244	52,131,883	0.50
Hewlett-Packard Co.	3,691,108	174,257,209	1.67
International Business Machines Corp.	2,635,033	315,176,297	3.02
Other securities[a]		130,178,249	1.25

		1,001,512,975	9.60

COSMETICS & PERSONAL CARE
Colgate-Palmolive Co.	996,504	76,013,325	0.73
Procter & Gamble Co. (The)	3,807,072	220,505,610	2.11
Other securities[a]		41,121,009	0.40

		337,639,944	3.24

DISTRIBUTION & WHOLESALE
Other securities[a]		27,571,010	0.26

		27,571,010	0.26

DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		209,423,128	2.01

		209,423,128	2.01

ELECTRIC
Other securities[a]		88,215,386	0.85

		88,215,386	0.85

26	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

September 30, 2009

Security	Shares	Value	% of Net Assets
ELECTRICAL COMPONENTS & EQUIPMENT
Emerson Electric Co.	1,498,265	$60,050,461	0.58%
Other securities[a]		21,897,072	0.21

		81,947,533	0.79

ELECTRONICS
Other securities[a]		99,119,625	0.95

		99,119,625	0.95

ENERGY – ALTERNATE SOURCES
Other securities[a]		15,661,883	0.15

		15,661,883	0.15

ENGINEERING & CONSTRUCTION
Other securities[a]		51,366,154	0.49

		51,366,154	0.49

ENTERTAINMENT
Other securities[a]		13,654,920	0.13

		13,654,920	0.13

ENVIRONMENTAL CONTROL
Other securities[a]		48,860,160	0.47

		48,860,160	0.47

FOOD
Other securities[a]		158,792,944	1.52

		158,792,944	1.52

FOREST PRODUCTS & PAPER
Other securities[a]		6,453,099	0.06

		6,453,099	0.06

HAND & MACHINE TOOLS
Other securities[a]		1,089,483	0.01

		1,089,483	0.01

HEALTH CARE – PRODUCTS
Baxter International Inc.	1,206,166	68,763,524	0.66
Johnson & Johnson	4,253,104	258,971,503	2.48
Medtronic Inc.	2,232,428	82,153,350	0.79
Other securities[a]		219,026,922	2.10

		628,915,299	6.03

HEALTH CARE – SERVICES
Other securities[a]		79,732,077	0.76

		79,732,077	0.76

Security	Shares	Value	% of Net Assets
HOLDING COMPANIES – DIVERSIFIED
Other securities[a]		$9,675,092	0.09%

		9,675,092	0.09

HOME BUILDERS
Other securities[a]		4,408,098	0.04

		4,408,098	0.04

HOME FURNISHINGS
Other securities[a]		2,197,728	0.02

		2,197,728	0.02

HOUSEHOLD PRODUCTS & WARES
Kimberly-Clark Corp.	718,795	42,394,529	0.41
Other securities[a]		27,728,343	0.26

		70,122,872	0.67

HOUSEWARES
Other securities[a]		4,232,121	0.04

		4,232,121	0.04

INSURANCE
Aflac Inc.	932,462	39,853,424	0.38
Other securities[a]		78,516,686	0.75

		118,370,110	1.13

INTERNET
Amazon.com Inc.[b]	655,333	61,181,889	0.58
Google Inc. Class Ab	477,558	236,797,134	2.27
Other securities[a]		156,283,363	1.50

		454,262,386	4.35

IRON & STEEL
Other securities[a]		2,596,189	0.03

		2,596,189	0.03

LEISURE TIME
Other securities[a]		19,030,137	0.18

		19,030,137	0.18

LODGING
Other securities[a]		22,555,831	0.22

		22,555,831	0.22

MACHINERY
Other securities[a]		78,372,671	0.75

		78,372,671	0.75

MANUFACTURING
Honeywell International Inc.	1,483,440	55,109,796	0.53

SCHEDULES OF INVESTMENTS	27

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

September 30, 2009

Security	Shares	Value	% of Net Assets
3M Co.	1,384,739	$102,193,738	0.98%
Other securities[a]		70,360,866	0.67

		227,664,400	2.18

MEDIA
Other securities[a]		69,797,780	0.67

		69,797,780	0.67

METAL FABRICATE & HARDWARE
Other securities[a]		32,056,902	0.31

		32,056,902	0.31

MINING
Newmont Mining Corp.	954,781	42,029,460	0.40
Other securities[a]		56,998,105	0.55

		99,027,565	0.95

OIL & GAS
Exxon Mobil Corp.	2,510,572	172,250,345	1.65
Other securities[a]		112,840,674	1.08

		285,091,019	2.73

OIL & GAS SERVICES
Schlumberger Ltd.	1,082,922	64,542,151	0.62
Other securities[a]		49,365,980	0.47

		113,908,131	1.09

PACKAGING & CONTAINERS
Other securities[a]		30,779,651	0.30

		30,779,651	0.30

PHARMACEUTICALS
Abbott Laboratories	3,081,895	152,461,346	1.46
Bristol-Myers Squibb Co.	2,188,566	49,286,506	0.47
Express Scripts Inc.[b]	547,348	42,463,258	0.41
Gilead Sciences Inc.[b]	1,807,787	84,206,718	0.81
Medco Health Solutions Inc.[b]	961,988	53,207,556	0.51
Schering-Plough Corp.	2,750,934	77,713,885	0.74
Other securities[a]		216,225,208	2.07

		675,564,477	6.47

PIPELINES
Other securities[a]		4,001,735	0.04

		4,001,735	0.04

Security	Shares	Value	% of Net Assets
REAL ESTATE
Other securities[a]		$10,893,433	0.10%

		10,893,433	0.10

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		59,700,235	0.57

		59,700,235	0.57

RETAIL
Costco Wholesale Corp.	865,581	48,870,703	0.47
McDonald’s Corp.	2,200,064	125,557,652	1.20
Target Corp.	1,500,179	70,028,356	0.67
Walgreen Co.	1,977,113	74,082,424	0.71
Wal-Mart Stores Inc.	4,408,594	216,417,879	2.07
Other securities[a]		448,232,033	4.30

		983,189,047	9.42

SAVINGS & LOANS
Other securities[a]		8,333,518	0.08

		8,333,518	0.08

SEMICONDUCTORS
Intel Corp.	6,871,800	134,481,126	1.29
Texas Instruments Inc.	2,539,055	60,150,213	0.58
Other securities[a]		208,817,162	2.00

		403,448,501	3.87

SOFTWARE
Microsoft Corp.	15,368,799	397,898,206	3.81
Oracle Corp.	7,622,228	158,847,232	1.52
Other securities[a]		299,491,446	2.87

		856,236,884	8.20

TELECOMMUNICATIONS
Cisco Systems Inc.[b]	11,501,916	270,755,103	2.59
Corning Inc.	2,647,100	40,527,101	0.39
QUALCOMM Inc.	3,300,387	148,451,407	1.42
Other securities[a]		103,879,138	1.00

		563,612,749	5.40

TEXTILES
Other securities[a]		1,432,238	0.01

		1,432,238	0.01

28	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

September 30, 2009

Security	Shares	Value	% of Net Assets
TOYS, GAMES & HOBBIES
Other securities[a]		$19,200,422	0.18%

		19,200,422	0.18

TRANSPORTATION
United Parcel Service Inc. Class B	1,379,377	77,893,419	0.75
Other securities[a]		86,843,458	0.83

		164,736,877	1.58

TRUCKING & LEASING
Other securities[a]		1,129,376	0.01

		1,129,376	0.01

WATER
Other securities[a]		327,933	0.00

		327,933	0.00

TOTAL COMMON STOCKS
(Cost: $11,245,334,881)		10,421,918,496	99.86

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global
Investors Funds
Institutional Money
Market Fund,
SL Agency Shares
0.22%[c,d,e]	242,543,310	242,543,310	2.32
Barclays Global
Investors Funds
Prime Money
Market Fund,
SL Agency Shares
0.18%[c,d,e]	37,016,822	37,016,822	0.36
Barclays Global
Investors Funds
Treasury Money
Market Fund,
SL Agency Shares
0.04%[c,d]	16,064,052	16,064,052	0.15

		295,624,184	2.83

	Value	% of Net Assets
TOTAL SHORT-TERM INVESTMENTS
(Cost: $295,624,184)	$295,624,184	2.83%

TOTAL INVESTMENTS IN SECURITIES
(Cost: $11,540,959,065)	10,717,542,680	102.69

Other Assets, Less Liabilities	(280,577,810)	(2.69)

NET ASSETS	$10,436,964,870	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2009.

[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

September 30, 2009

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$8,629,983	0.10%

		8,629,983	0.10

AEROSPACE & DEFENSE
Boeing Co. (The)	1,052,835	57,011,015	0.68
Other securities[a]		87,018,254	1.04

		144,029,269	1.72

AGRICULTURE
Other securities[a]		40,380,295	0.48

		40,380,295	0.48

AIRLINES
Other securities[a]		7,691,837	0.09

		7,691,837	0.09

APPAREL
Other securities[a]		9,443,814	0.11

		9,443,814	0.11

AUTO MANUFACTURERS
Ford Motor Co.[b]	4,935,073	35,581,876	0.43
Other securities[a]		6,036,090	0.07

		41,617,966	0.50

AUTO PARTS & EQUIPMENT
Other securities[a]		17,391,561	0.21

		17,391,561	0.21

BANKS
Bank of America Corp.	13,663,523	231,186,809	2.77
Bank of New York Mellon Corp. (The)	1,500,918	43,511,613	0.52
PNC Financial Services Group Inc. (The)	726,645	35,307,681	0.42
U.S. Bancorp	2,996,857	65,511,294	0.78
Wells Fargo & Co.	6,399,714	180,343,941	2.16
Other securities[a]		181,278,637	2.17

		737,139,975	8.82

BEVERAGES
Coca-Cola Co. (The)	782,387	42,014,182	0.50
Other securities[a]		32,310,527	0.39

		74,324,709	0.89

Security	Shares	Value	% of Net Assets
BIOTECHNOLOGY
Other securities[a]		$2,809,060	0.03%

		2,809,060	0.03

BUILDING MATERIALS
Other securities[a]		11,343,106	0.14

		11,343,106	0.14

CHEMICALS
Dow Chemical Co. (The)	1,757,131	45,808,405	0.55
Other securities[a]		104,438,413	1.25

		150,246,818	1.80

COAL
Other securities[a]		6,469,819	0.08

		6,469,819	0.08

COMMERCIAL SERVICES
Other securities[a]		50,842,740	0.61

		50,842,740	0.61

COMPUTERS
EMC Corp.[b]	2,848,479	48,538,082	0.58
Hewlett-Packard Co.	853,539	40,295,576	0.48
Other securities[a]		42,724,531	0.51

		131,558,189	1.57

COSMETICS & PERSONAL CARE
Procter & Gamble Co. (The)	1,588,110	91,983,331	1.10
Other securities[a]		565,309	0.01

		92,548,640	1.11

DISTRIBUTION & WHOLESALE
Other securities[a]		20,685,330	0.25

		20,685,330	0.25

DIVERSIFIED FINANCIAL SERVICES
American Express Co.	1,309,193	44,381,643	0.53
Citigroup Inc.	23,976,962	116,048,496	1.39
Goldman Sachs Group Inc. (The)	745,773	137,483,253	1.65
JPMorgan Chase & Co.	5,936,965	260,157,806	3.11
Morgan Stanley	1,648,571	50,907,872	0.61
Other securities[a]		129,077,103	1.54

		738,056,173	8.83

30	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

September 30, 2009

Security	Shares	Value	% of Net Assets
ELECTRIC
Exelon Corp.	949,852	$47,131,656	0.56%
Southern Co.	1,235,675	39,133,827	0.47
Other securities[a]		413,882,415	4.96

		500,147,898	5.99

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		11,612,363	0.14

		11,612,363	0.14

ELECTRONICS
Other securities[a]		44,330,163	0.53

		44,330,163	0.53

ENERGY – ALTERNATE SOURCES
Other securities[a]		3,450,031	0.04

		3,450,031	0.04

ENGINEERING & CONSTRUCTION
Other securities[a]		11,703,413	0.14

		11,703,413	0.14

ENTERTAINMENT
Other securities[a]		11,140,663	0.13

		11,140,663	0.13

ENVIRONMENTAL CONTROL
Other securities[a]		12,541,020	0.15

		12,541,020	0.15

FOOD
Kraft Foods Inc. Class A	2,325,895	61,101,262	0.73
Other securities[a]		112,557,386	1.35

		173,658,648	2.08

FOREST PRODUCTS & PAPER
Other securities[a]		44,106,650	0.53

		44,106,650	0.53

GAS
Other securities[a]		49,348,605	0.59

		49,348,605	0.59

HAND & MACHINE TOOLS
Other securities[a]		18,328,939	0.22

		18,328,939	0.22

HEALTH CARE – PRODUCTS
Johnson & Johnson	983,518	59,886,411	0.72

Security	Shares	Value	% of Net Assets
Other securities[a]		$55,142,227	0.66%

		115,028,638	1.38

HEALTH CARE – SERVICES
UnitedHealth Group Inc.	1,878,574	47,039,493	0.56
WellPoint Inc.[b]	711,031	33,674,428	0.40
Other securities[a]		42,434,146	0.51

		123,148,067	1.47

HOLDING COMPANIES – DIVERSIFIED
Other securities[a]		4,650,598	0.06

		4,650,598	0.06

HOME BUILDERS
Other securities[a]		26,580,807	0.32

		26,580,807	0.32

HOME FURNISHINGS
Other securities[a]		9,539,169	0.11

		9,539,169	0.11

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		25,784,312	0.31

		25,784,312	0.31

HOUSEWARES
Other securities[a]		5,771,959	0.07

		5,771,959	0.07

INSURANCE
MetLife Inc.	911,312	34,693,648	0.42
Travelers Companies Inc. (The)	924,557	45,515,941	0.54
Other securities[a]		332,582,448	3.98

		412,792,037	4.94

INTERNET
Other securities[a]		46,838,222	0.56

		46,838,222	0.56

IRON & STEEL
Other securities[a]		59,713,261	0.72

		59,713,261	0.72

LEISURE TIME
Other securities[a]		24,481,207	0.29

		24,481,207	0.29

SCHEDULES OF INVESTMENTS	31

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

September 30, 2009

Security	Shares	Value	% of Net Assets
LODGING
Other securities[a]		$31,054,261	0.37%

		31,054,261	0.37

MACHINERY
Other securities[a]		83,639,435	1.00

		83,639,435	1.00

MANUFACTURING
General Electric Co.	16,724,475	274,615,879	3.29
Other securities[a]		116,845,812	1.40

		391,461,691	4.69

MEDIA
Comcast Corp. Class A	4,199,558	70,930,535	0.85
News Corp. Class A	3,595,627	43,111,568	0.52
Time Warner Inc.	1,889,548	54,381,191	0.65
Walt Disney Co. (The)	2,932,387	80,523,347	0.96
Other securities[a]		128,774,481	1.54

		377,721,122	4.52

METAL FABRICATE & HARDWARE
Other securities[a]		6,740,712	0.08

		6,740,712	0.08

MINING
Other securities[a]		46,018,780	0.55

		46,018,780	0.55

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		18,629,926	0.22

		18,629,926	0.22

OIL & GAS
Anadarko Petroleum Corp.	788,368	49,454,325	0.59
Apache Corp.	529,352	48,610,394	0.58
Chevron Corp.	3,166,044	222,984,479	2.67
ConocoPhillips	2,339,843	105,667,310	1.26
Devon Energy Corp.	701,045	47,201,360	0.56
Exxon Mobil Corp.	5,718,375	392,337,709	4.70
Marathon Oil Corp.	1,117,763	35,656,640	0.43
Occidental Petroleum Corp.	1,280,156	100,364,230	1.20
XTO Energy Inc.	915,498	37,828,377	0.45
Other securities[a]		250,936,495	3.01

		1,291,041,319	15.45

Security	Shares	Value	% of Net Assets
OIL & GAS SERVICES
Halliburton Co.	1,416,780	$38,423,074	0.46%
Schlumberger Ltd.	1,031,659	61,486,876	0.74
Other securities[a]		76,690,538	0.91

		176,600,488	2.11

PACKAGING & CONTAINERS
Other securities[a]		24,879,296	0.30

		24,879,296	0.30

PHARMACEUTICALS
Merck & Co. Inc.[c]	2,723,747	86,152,118	1.03
Pfizer Inc.	10,657,270	176,377,819	2.11
Wyeth	1,634,334	79,395,946	0.95
Other securities[a]		119,857,471	1.44

		461,783,354	5.53

PIPELINES
Other securities[a]		65,426,070	0.78

		65,426,070	0.78

REAL ESTATE
Other securities[a]		5,489,447	0.07

		5,489,447	0.07

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		224,850,947	2.69

		224,850,947	2.69

RETAIL
CVS Caremark Corp.	1,597,989	57,112,127	0.68
Home Depot Inc. (The)	2,499,360	66,582,950	0.80
Other securities[a]		99,147,987	1.19

		222,843,064	2.67

SAVINGS & LOANS
Other securities[a]		26,323,834	0.32

		26,323,834	0.32

SEMICONDUCTORS
Intel Corp.	3,378,209	66,111,550	0.79
Other securities[a]		73,813,731	0.88

		139,925,281	1.67

SOFTWARE
Other securities[a]		26,240,054	0.31

		26,240,054	0.31

TELECOMMUNICATIONS
AT&T Inc.	9,318,066	251,680,963	3.01

32	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

September 30, 2009

Security	Shares	Value	% of Net Assets
Verizon Communications Inc.	4,486,185	$135,796,820	1.63%
Other securities[a]		137,560,538	1.64

		525,038,321	6.28

TEXTILES
Other securities[a]		9,337,669	0.11

		9,337,669	0.11

TOYS, GAMES & HOBBIES
Other securities[a]		4,478,789	0.05

		4,478,789	0.05

TRANSPORTATION
FedEx Corp.	491,718	36,987,028	0.44
Other securities[a]		118,890,825	1.43

		155,877,853	1.87

TRUCKING & LEASING
Other securities[a]		1,207,244	0.01

		1,207,244	0.01

WATER
Other securities[a]		5,530,219	0.07

		5,530,219	0.07

TOTAL COMMON STOCKS
(Cost: $9,870,193,979)		8,342,045,130	99.83

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.22%[d,e,f]	106,538,576	106,538,576	1.28
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.18%[d,e,f]	16,259,857	16,259,857	0.19

Security	Shares	Value	% of Net Assets
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.04% [d,e]	7,078,604	$7,078,604	0.09%

		129,877,037	1.56

TOTAL SHORT-TERM INVESTMENTS
(Cost: $129,877,037)		129,877,037	1.56

TOTAL INVESTMENTS IN SECURITIES
(Cost: $10,000,071,016)		8,471,922,167	101.39

Other Assets, Less Liabilities		(115,981,950)	(1.39)

NET ASSETS		$8,355,940,217	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2009.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	33

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 INDEX FUND

September 30, 2009

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$20,641,868	0.16%

		20,641,868	0.16

AEROSPACE & DEFENSE
Other securities[a]		152,783,280	1.19

		152,783,280	1.19

AGRICULTURE
Other securities[a]		49,660,758	0.39

		49,660,758	0.39

AIRLINES
Other securities[a]		108,427,379	0.84

		108,427,379	0.84

APPAREL
Warnaco Group Inc. (The)[b]	654,851	28,721,765	0.22
Other securities[a]		199,774,107	1.55

		228,495,872	1.77

AUTO MANUFACTURERS
Other securities[a]		5,464,969	0.04

		5,464,969	0.04

AUTO PARTS & EQUIPMENT
Other securities[a]		93,115,431	0.72

		93,115,431	0.72

BANKS
FirstMerit Corp.	1,180,669	22,468,131	0.17
Prosperity Bancshares Inc.	659,436	22,941,778	0.18
Other securities[a]		713,284,922	5.54

		758,694,831	5.89

BEVERAGES
Other securities[a]		16,989,993	0.13

		16,989,993	0.13

BIOTECHNOLOGY
Human Genome Sciences Inc.[b,c]	2,327,702	43,807,352	0.34
Other securities[a]		322,842,569	2.51

		366,649,921	2.85

Security	Shares	Value	% of Net Assets
BUILDING MATERIALS
Other securities[a]		$88,114,785	0.68%

		88,114,785	0.68

CHEMICALS
W.R. Grace & Co.[b]	1,032,074	22,437,289	0.17
Other securities[a]		231,188,177	1.80

		253,625,466	1.97

COAL
Other securities[a]		26,363,934	0.21

		26,363,934	0.21

COMMERCIAL SERVICES
Watson Wyatt Worldwide Inc. Class A	609,772	26,561,668	0.21
Other securities[a]		762,119,078	5.91

		788,680,746	6.12

COMPUTERS
Jack Henry & Associates Inc.	1,198,485	28,128,443	0.22
Palm Inc.[b,c]	2,371,797	41,340,422	0.32
Perot Systems Corp. Class Ab	1,247,931	37,063,551	0.29
Other securities[a]		271,789,247	2.11

		378,321,663	2.94

COSMETICS & PERSONAL CARE
Other securities[a]		37,642,812	0.29

		37,642,812	0.29

DISTRIBUTION & WHOLESALE
Owens & Minor Inc.	595,686	26,954,791	0.21
Other securities[a]		99,635,057	0.77

		126,589,848	0.98

DIVERSIFIED FINANCIAL SERVICES
E*TRADE Financial Corp.[b]	21,079,589	36,889,281	0.29
Knight Capital Group Inc. Class Ab	1,329,592	28,918,626	0.22
Stifel Financial Corp.[b]	430,489	23,633,846	0.18
Other securities[a]		187,494,059	1.46

		276,935,812	2.15

34	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

September 30, 2009

Security	Shares	Value	% of Net Assets
ELECTRIC
Other securities[a]		$232,850,496	1.81%

		232,850,496	1.81

ELECTRICAL COMPONENTS & EQUIPMENT
GrafTech International Ltd.[b]	1,720,059	25,284,867	0.20
Other securities[a]		123,334,982	0.95

		148,619,849	1.15

ELECTRONICS
Other securities[a]		319,815,647	2.48

		319,815,647	2.48

ENERGY – ALTERNATE SOURCES
Other securities[a]		36,675,963	0.29

		36,675,963	0.29

ENGINEERING & CONSTRUCTION
EMCOR Group Inc.[b]	941,364	23,835,336	0.19
Other securities[a]		74,809,737	0.58

		98,645,073	0.77

ENTERTAINMENT
Bally Technologies Inc.[b]	778,978	29,889,386	0.23
Other securities[a]		69,429,560	0.54

		99,318,946	0.77

ENVIRONMENTAL CONTROL
Tetra Tech Inc.[b]	861,330	22,851,085	0.18
Other securities[a]		75,901,854	0.59

		98,752,939	0.77

FOOD
Other securities[a]		218,028,648	1.69

		218,028,648	1.69

FOREST PRODUCTS & PAPER
Rock-Tenn Co. Class A	548,479	25,838,846	0.20
Other securities[a]		100,827,125	0.78

		126,665,971	0.98

GAS
Nicor Inc.	646,689	23,662,351	0.18
Piedmont Natural Gas Co.	1,051,052	25,162,185	0.20
WGL Holdings Inc.	717,196	23,767,875	0.18
Other securities[a]		82,311,713	0.64

		154,904,124	1.20

Security	Shares	Value	% of Net Assets
HAND & MACHINE TOOLS
Regal Beloit Corp.	512,275	$23,416,090	0.18%
Other securities[a]		32,402,093	0.25

		55,818,183	0.43

HEALTH CARE – PRODUCTS
Steris Corp.	836,090	25,458,940	0.20
Thoratec Corp.[b,c]	807,578	24,445,386	0.19
Other securities[a]		460,373,127	3.57

		510,277,453	3.96

HEALTH CARE – SERVICES
Other securities[a]		283,358,350	2.20

		283,358,350	2.20

HOLDING COMPANIES – DIVERSIFIED
Other securities[a]		9,200,324	0.07

		9,200,324	0.07

HOME BUILDERS
Other securities[a]		50,528,973	0.39

		50,528,973	0.39

HOME FURNISHINGS
Other securities[a]		75,746,019	0.59

		75,746,019	0.59

HOUSEHOLD PRODUCTS & WARES
Tupperware Brands Corp.	895,564	35,750,915	0.28
Other securities[a]		79,343,339	0.61

		115,094,254	0.89

HOUSEWARES
Other securities[a]		5,931,818	0.05

		5,931,818	0.05

INSURANCE
Assured Guaranty Ltd.[c]	1,496,115	29,054,553	0.23
Platinum Underwriters Holdings Ltd.	731,760	26,226,278	0.20
ProAssurance Corp.[b]	473,178	24,695,160	0.19
Other securities[a]		356,007,711	2.76

		435,983,702	3.38

SCHEDULES OF INVESTMENTS	35

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

September 30, 2009

Security	Shares	Value	% of Net Assets
INTERNET
TIBCO Software Inc.[b]	2,510,484	$23,824,493	0.18%
Other securities[a]		413,592,017	3.22

		437,416,510	3.40

INVESTMENT COMPANIES
Apollo Investment Corp.	2,330,217	22,253,572	0.17
Other securities[a]		90,322,098	0.70

		112,575,670	0.87

IRON & STEEL
Other securities[a]		13,160,902	0.10

		13,160,902	0.10

LEISURE TIME
Other securities[a]		72,703,127	0.56

		72,703,127	0.56

LODGING
Other securities[a]		36,213,113	0.28

		36,213,113	0.28

MACHINERY
Nordson Corp.	480,401	26,945,692	0.21
Other securities[a]		143,292,888	1.11

		170,238,580	1.32

MACHINERY – DIVERSIFIED
Other securities[a]		8,775,212	0.07

		8,775,212	0.07

MANUFACTURING
CLARCOR Inc.	728,151	22,834,815	0.18
Other securities[a]		252,345,430	1.96

		275,180,245	2.14

MEDIA
Other securities[a]		64,535,959	0.50

		64,535,959	0.50

METAL FABRICATE & HARDWARE
Other securities[a]		103,424,799	0.80

		103,424,799	0.80

MINING
Coeur d’Alene Mines Corp.[b]	1,078,477	22,108,779	0.17
Other securities[a]		92,016,580	0.72

		114,125,359	0.89

Security	Shares	Value	% of Net Assets
MISCELLANEOUS – MANUFACTURING
Other securities[a]		$7,160,070	0.06%

		7,160,070	0.06

OFFICE FURNISHINGS
Other securities[a]		47,285,949	0.37

		47,285,949	0.37

OIL & GAS
Other securities[a]		303,294,006	2.35

		303,294,006	2.35

OIL & GAS SERVICES
Other securities[a]		182,876,466	1.42

		182,876,466	1.42

PACKAGING & CONTAINERS
Other securities[a]		30,155,313	0.23

		30,155,313	0.23

PHARMACEUTICALS
Onyx Pharmaceuticals Inc.[b]	882,677	26,453,830	0.21
Other securities[a]		408,290,542	3.16

		434,744,372	3.37

REAL ESTATE
Other securities[a]		39,282,300	0.31

		39,282,300	0.31

REAL ESTATE INVESTMENTTRUSTS
Highwoods Properties Inc.	1,013,156	31,863,756	0.25
MFA Financial Inc.	4,008,528	31,907,883	0.25
National Retail Properties Inc.	1,143,158	24,543,602	0.19
Washington Real Estate Investment Trust	833,128	23,994,086	0.19
Other securities[a]		632,001,899	4.90

		744,311,226	5.78

RETAIL
Casey’s General Stores Inc.	726,944	22,811,503	0.18
J. Crew Group Inc.[b,c]	719,165	25,760,490	0.20
Tractor Supply Co.[b,c]	513,336	24,855,729	0.19
Other securities[a]		694,039,606	5.39

		767,467,328	5.96

36	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

September 30, 2009

Security	Shares	Value	% of Net Assets
SAVINGS & LOANS
Other securities[a]		$140,891,515	1.09%

		140,891,515	1.09

SEMICONDUCTORS
Skyworks Solutions Inc.[b]	2,394,758	31,706,596	0.25
Other securities[a]		379,637,022	2.94

		411,343,618	3.19

SHIPBUILDING
Other securities[a]		1,360,295	0.01

		1,360,295	0.01

SOFTWARE
Concur Technologies Inc.[b]	568,935	22,620,856	0.17
Informatica Corp.[b]	1,246,244	28,140,190	0.22
Parametric Technology Corp.[b]	1,657,324	22,904,218	0.18
Solera Holdings Inc.	994,231	30,930,526	0.24
Other securities[a]		464,910,440	3.61

		569,506,230	4.42

STORAGE & WAREHOUSING
Other securities[a]		8,807,804	0.07

		8,807,804	0.07

TELECOMMUNICATIONS
ARRIS Group Inc.[b]	1,772,074	23,054,683	0.18
Atheros Communications Inc.[b]	873,376	23,170,665	0.18
Polycom Inc.[b]	1,199,025	32,073,919	0.25
3Com Corp.[b]	5,541,779	28,983,504	0.22
Other securities[a]		479,257,706	3.72

		586,540,477	4.55

TEXTILES
Other securities[a]		14,839,392	0.12

		14,839,392	0.12

TOYS, GAMES & HOBBIES
Other securities[a]		12,076,366	0.09

		12,076,366	0.09

TRANSPORTATION
Other securities[a]		224,780,628	1.75

		224,780,628	1.75

Security	Shares	Value	% of Net Assets
TRUCKING & LEASING
Other securities[a]		$21,262,849	0.17%

		21,262,849	0.17

WATER
Other securities[a]		51,365,785	0.40

		51,365,785	0.40

TOTAL COMMON STOCKS (Cost: $16,682,327,206)		12,861,117,565	99.83

WARRANTS

ENERGY – ALTERNATE SOURCES
Other securities[a]		–	0.00

		–	0.00

TELECOMMUNICATIONS
Other securities[a]		–	0.00

		–	0.00

TOTAL WARRANTS (Cost: $0)		–	0.00

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.22%[d,e,f]	1,032,532,732	1,032,532,732	8.01
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.18%[d,e,f]	157,584,558	157,584,558	1.22
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.04% [d,e]	8,319,384	8,319,384	0.07

		1,198,436,674	9.30

SCHEDULES OF INVESTMENTS	37

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

September 30, 2009

Security	Value	% of Net Assets
TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,198,436,674)	$1,198,436,674	9.30%

TOTAL INVESTMENTS IN SECURITIES
(Cost: $17,880,763,880)	14,059,554,239	109.13

Other Assets, Less Liabilities	(1,176,059,763)	(9.13)

NET ASSETS	$12,883,494,476	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2009.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

38	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

September 30, 2009

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$2,960,839	0.09%

		2,960,839	0.09

AEROSPACE & DEFENSE
Other securities[a]		31,169,532	0.94

		31,169,532	0.94

AGRICULTURE
Other securities[a]		12,269,122	0.37

		12,269,122	0.37

AIRLINES
UAL Corp.[b,c]	1,024,952	9,450,057	0.29
Other securities[a]		14,234,044	0.43

		23,684,101	0.72

APPAREL
Warnaco Group Inc. (The)[b]	346,536	15,199,069	0.46
Other securities[a]		62,267,624	1.88

		77,466,693	2.34

AUTO MANUFACTURERS
Other securities[a]		2,897,349	0.09

		2,897,349	0.09

AUTO PARTS & EQUIPMENT
Other securities[a]		18,219,399	0.55

		18,219,399	0.55

BANKS
Other securities[a]		42,248,845	1.28

		42,248,845	1.28

BEVERAGES
Other securities[a]		7,928,546	0.24

		7,928,546	0.24

BIOTECHNOLOGY
Human Genome Sciences Inc.[b]	1,231,822	23,182,890	0.70
Other securities[a]		152,287,785	4.60

		175,470,675	5.30

BUILDING MATERIALS
Other securities[a]		16,206,332	0.49

		16,206,332	0.49

Security	Shares	Value	% of Net Assets
CHEMICALS
Other securities[a]		$30,306,211	0.91%

		30,306,211	0.91

COAL
Other securities[a]		4,130,117	0.12

		4,130,117	0.12

COMMERCIAL SERVICES
Corinthian Colleges Inc.[b]	605,740	11,242,534	0.34
Watson Wyatt Worldwide Inc. Class A	264,246	11,510,556	0.35
Other securities[a]		265,410,437	8.01

		288,163,527	8.70

COMPUTERS
Jack Henry & Associates Inc.	634,169	14,883,946	0.45
Palm Inc.[b,c]	1,108,646	19,323,700	0.58
Other securities[a]		90,239,876	2.73

		124,447,522	3.76

COSMETICS & PERSONAL CARE
Other securities[a]		15,740,369	0.48

		15,740,369	0.48

DISTRIBUTION & WHOLESALE
Owens & Minor Inc.	252,159	11,410,195	0.34
Watsco Inc.	184,915	9,968,768	0.30
Other securities[a]		20,388,443	0.62

		41,767,406	1.26

DIVERSIFIED FINANCIAL SERVICES
Stifel Financial Corp.[b]	227,754	12,503,695	0.38
Other securities[a]		51,862,255	1.56

		64,365,950	1.94

ELECTRIC
Other securities[a]		4,793,312	0.14

		4,793,312	0.14

ELECTRICAL COMPONENTS & EQUIPMENT
American Superconductor Corp.[b,c]	328,532	11,018,963	0.33
Other securities[a]		27,176,649	0.82

		38,195,612	1.15

SCHEDULES OF INVESTMENTS	39

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

September 30, 2009

Security	Shares	Value	% of Net Assets
ELECTRONICS
Other securities[a]		$78,474,844	2.37%

		78,474,844	2.37

ENERGY – ALTERNATE SOURCES
Other securities[a]		14,945,525	0.45

		14,945,525	0.45

ENGINEERING & CONSTRUCTION
Other securities[a]		16,632,580	0.50

		16,632,580	0.50

ENTERTAINMENT
Bally Technologies Inc.[b]	412,198	15,816,037	0.48
Other securities[a]		12,388,175	0.37

		28,204,212	0.85

ENVIRONMENTAL CONTROL
Tetra Tech Inc.[b]	455,755	12,091,180	0.36
Other securities[a]		32,357,736	0.98

		44,448,916	1.34

FOOD
Other securities[a]		53,586,741	1.62

		53,586,741	1.62

FOREST PRODUCTS & PAPER
Rock-Tenn Co. Class A	253,951	11,963,632	0.36
Other securities[a]		10,260,767	0.31

		22,224,399	0.67
GAS
Other securities[a]		3,616,112	0.11

		3,616,112	0.11

HAND & MACHINE TOOLS
Other securities[a]		3,851,880	0.12

		3,851,880	0.12

HEALTH CARE – PRODUCTS
American Medical Systems Holdings Inc.[b]	558,541	9,450,514	0.28
Haemonetics Corp.[b]	193,939	10,883,857	0.33
Immucor Inc.[b]	533,024	9,434,525	0.28
Masimo Corp.[b]	383,851	10,056,896	0.30
NuVasive Inc.[b,c]	275,854	11,519,663	0.35
PSS World Medical Inc.[b]	449,293	9,808,066	0.30

Security	Shares	Value	% of Net Assets
Steris Corp.	442,424	$13,471,811	0.41%
Thoratec Corp.[b]	427,324	12,935,097	0.39
West Pharmaceutical Services Inc.	247,904	10,067,381	0.30
Other securities[a]		142,215,952	4.30

		239,843,762	7.24

HEALTH CARE – SERVICES
athenahealth Inc.[b,c]	253,454	9,725,030	0.29
HealthSouth Corp.[b,c]	668,229	10,451,102	0.32
Other securities[a]		66,196,415	2.00

		86,372,547	2.61

HOLDING COMPANIES – DIVERSIFIED
Other securities[a]		448,195	0.01

		448,195	0.01

HOME BUILDERS
Other securities[a]		1,452,423	0.04

		1,452,423	0.04

HOME FURNISHINGS
Tempur-Pedic International Inc.[b]	566,777	10,734,756	0.32
Other securities[a]		13,556,745	0.41

		24,291,501	0.73

HOUSEHOLD PRODUCTS & WARES
Fossil Inc.[b]	354,953	10,098,413	0.31
Tupperware Brands Corp.	473,935	18,919,485	0.57
Other securities[a]		3,202,703	0.09

		32,220,601	0.97

HOUSEWARES
Other securities[a]		3,144,292	0.10

		3,144,292	0.10

INSURANCE
Other securities[a]		20,106,974	0.61

		20,106,974	0.61

INTERNET
Digital River Inc.[b]	232,860	9,388,915	0.28
Other securities[a]		168,068,161	5.08

		177,457,076	5.36

INVESTMENT COMPANIES
Other securities[a]		768,160	0.02

		768,160	0.02

40	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

September 30, 2009

Security	Shares	Value	% of Net Assets
IRON & STEEL
Other securities[a]		$241,911	0.01%

		241,911	0.01

LEISURE TIME
Polaris Industries Inc.[c]	231,686	9,448,155	0.28
Other securities[a]		7,898,905	0.24

		17,347,060	0.52

LODGING
Other securities[a]		4,379,582	0.13

		4,379,582	0.13

MACHINERY
Other securities[a]		32,107,369	0.97

		32,107,369	0.97

MACHINERY – DIVERSIFIED
Other securities[a]		4,108,987	0.12

		4,108,987	0.12

MANUFACTURING
Other securities[a]		71,281,252	2.15

		71,281,252	2.15

MEDIA
Other securities[a]		16,367,574	0.49

		16,367,574	0.49

METAL FABRICATE & HARDWARE
Other securities[a]		14,281,117	0.43

		14,281,117	0.43

MINING
Other securities[a]		7,401,335	0.22

		7,401,335	0.22

OFFICE FURNISHINGS
Other securities[a]		19,463,220	0.59

		19,463,220	0.59

OIL & GAS
Arena Resources Inc.[b]	289,167	10,265,429	0.31
Other securities[a]		48,195,987	1.45

		58,461,416	1.76

OIL & GAS SERVICES
Dril-Quip Inc.[b]	220,008	10,921,197	0.33
Other securities[a]		26,482,933	0.80

		37,404,130	1.13

Security	Shares	Value	% of Net Assets
PACKAGING & CONTAINERS
Other securities[a]		$7,746,815	0.23%

		7,746,815	0.23

PHARMACEUTICALS
Auxilium Pharmaceuticals Inc.[b]	323,082	11,052,635	0.33
Isis Pharmaceuticals Inc.[b,c]	704,732	10,267,945	0.31
Onyx Pharmaceuticals Inc.[b]	467,097	13,998,897	0.42
Other securities[a]		167,963,723	5.08

		203,283,200	6.14

REAL ESTATE
Other securities[a]		731,220	0.02

		731,220	0.02

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		37,517,091	1.13

		37,517,091	1.13

RETAIL
J. Crew Group Inc.[b,c]	380,533	13,630,692	0.41
Tractor Supply Co.[b,c]	271,612	13,151,453	0.40
World Fuel Services Corp.	223,005	10,719,850	0.32
Other securities[a]		198,803,849	6.00

		236,305,844	7.13

SAVINGS & LOANS
Other securities[a]		4,862,905	0.15

		4,862,905	0.15

SEMICONDUCTORS
Microsemi Corp.[b]	614,237	9,698,802	0.29
Skyworks Solutions Inc.[b]	1,267,235	16,778,191	0.51
Tessera Technologies Inc.[b]	368,033	10,264,440	0.31
Other securities[a]		116,968,294	3.53

		153,709,727	4.64

SOFTWARE
Concur Technologies Inc.[b,c]	301,006	11,967,999	0.36
Informatica Corp.[b]	659,483	14,891,126	0.45
Omniture Inc.[b]	482,140	10,337,082	0.31

SCHEDULES OF INVESTMENTS	41

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

September 30, 2009

Security	Shares	Value	% of Net Assets
Parametric Technology Corp.[b]	876,925	$12,119,104	0.37%
Quality Systems Inc.[c]	178,412	10,984,827	0.33
Solera Holdings Inc.	526,115	16,367,438	0.49
Other securities[a]		171,685,255	5.19

		248,352,831	7.50

STORAGE & WAREHOUSING
Other securities[a]		1,212,197	0.04

		1,212,197	0.04

TELECOMMUNICATIONS
Atheros Communications Inc.[b]	462,106	12,259,672	0.37
RF Micro Devices Inc.[b]	1,860,789	10,104,084	0.31
3Com Corp.[b]	2,401,643	12,560,593	0.38
Other securities[a]		177,103,608	5.34

		212,027,957	6.40

TEXTILES
Other securities[a]		902,646	0.03

		902,646	0.03

TOYS, GAMES & HOBBIES
Other securities[a]		223,683	0.01

		223,683	0.01

TRANSPORTATION
Other securities[a]		39,498,143	1.19

		39,498,143	1.19

TRUCKING & LEASING
Other securities[a]		86,571	0.00

		86,571	0.00

WATER
Other securities[a]		3,980,249	0.12

		3,980,249	0.12

TOTAL COMMON STOCKS
(Cost: $3,712,724,544)		3,307,808,231	99.84

WARRANTS

ENERGY – ALTERNATE SOURCES
Other securities[a]		–	0.00

		–	0.00

Security	Shares	Value	% of Net Assets
TELECOMMUNICATIONS
Other securities[a]		$–	0.00%

		–	0.00

TOTAL WARRANTS
(Cost: $0)		–	0.00

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.22%[d,e,f]	281,159,728	281,159,728	8.49
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.18%[d,e,f]	42,910,438	42,910,438	1.29
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.04%[d,e]	1,151,537	1,151,537	0.03

		325,221,703	9.81

TOTAL SHORT-TERM INVESTMENTS
(Cost: $325,221,703)		325,221,703	9.81

TOTAL INVESTMENTS IN SECURITIES
(Cost: $4,037,946,247)		3,633,029,934	109.65

Other Assets, Less Liabilities		(319,818,276)	(9.65)

NET ASSETS		$3,313,211,658	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2009.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

42	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

September 30, 2009

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$8,767,759	0.23%

		8,767,759	0.23

AEROSPACE & DEFENSE
Curtiss-Wright Corp.	377,344	12,878,751	0.33
Moog Inc. Class Ab	355,096	10,475,332	0.27
Other securities[a]		31,436,199	0.82

		54,790,282	1.42

AGRICULTURE
Other securities[a]		15,448,625	0.40

		15,448,625	0.40

AIRLINES
JetBlue Airways Corp.[b,c]	2,113,505	12,638,760	0.33
Other securities[a]		24,493,099	0.63

		37,131,859	0.96

APPAREL
Jones Apparel Group Inc.	712,554	12,776,093	0.33
Other securities[a]		35,101,975	0.91

		47,878,068	1.24

AUTO PARTS & EQUIPMENT
Other securities[a]		34,212,399	0.88

		34,212,399	0.88

BANKS
FirstMerit Corp.	688,764	13,107,179	0.34
Prosperity Bancshares Inc.	384,703	13,383,817	0.35
SVB Financial Group[b,c]	249,312	10,787,730	0.28
UMB Financial Corp.	268,695	10,866,026	0.28
Other securities[a]		347,679,483	8.99

		395,824,235	10.24

BEVERAGES
Other securities[a]		1,140,584	0.03

		1,140,584	0.03

BIOTECHNOLOGY
Other securities[a]		20,246,391	0.52

		20,246,391	0.52

Security	Shares	Value	% of Net Assets
BUILDING MATERIALS
Other securities[a]		$33,547,682	0.87%

		33,547,682	0.87

CHEMICALS
Olin Corp.	589,065	10,273,294	0.27
Sensient Technologies Corp.	406,461	11,287,422	0.29
Solutia Inc.[b]	993,173	11,500,943	0.30
Other securities[a]		81,578,072	2.11

		114,639,731	2.97

COAL
Other securities[a]		10,861,260	0.28

		10,861,260	0.28

COMMERCIAL SERVICES
Rent-A-Center Inc.[b]	550,906	10,401,105	0.27
Other securities[a]		132,096,074	3.42

		142,497,179	3.69

COMPUTERS
CACI International Inc. Class Ab	221,493	10,469,974	0.27
Perot Systems Corp. Class Ab	580,976	17,254,987	0.45
Other securities[a]		55,725,965	1.44

		83,450,926	2.16

COSMETICS & PERSONAL CARE
Other securities[a]		4,610,294	0.12

		4,610,294	0.12

DISTRIBUTION & WHOLESALE
Other securities[a]		27,781,888	0.72

		27,781,888	0.72

DIVERSIFIED FINANCIAL SERVICES
E*TRADE Financial Corp.[b]	12,212,475	21,371,831	0.55
Other securities[a]		69,064,391	1.79

		90,436,222	2.34

ELECTRIC
Cleco Corp.	503,989	12,640,044	0.33
IDACORP Inc.	393,377	11,325,324	0.29
Portland General Electric Co.	626,887	12,362,212	0.32

SCHEDULES OF INVESTMENTS	43

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

September 30, 2009

Security	Shares	Value	% of Net Assets
Other securities[a]		$94,183,214	2.44%

		130,510,794	3.38

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		44,532,832	1.15

		44,532,832	1.15

ELECTRONICS
Brady Corp. Class A	399,668	11,478,465	0.30
Other securities[a]		88,838,764	2.30

		100,317,229	2.60

ENERGY – ALTERNATE SOURCES
Other securities[a]		4,853,906	0.13

		4,853,906	0.13

ENGINEERING & CONSTRUCTION
Other securities[a]		39,263,029	1.02

		39,263,029	1.02

ENTERTAINMENT
Other securities[a]		26,898,406	0.70

		26,898,406	0.70

ENVIRONMENTAL CONTROL
Other securities[a]		8,656,166	0.22

		8,656,166	0.22

FOOD
Other securities[a]		68,097,140	1.76

		68,097,140	1.76

FOREST PRODUCTS & PAPER
Domtar Corp.[b]	346,516	12,204,294	0.31
Other securities[a]		37,058,091	0.96

		49,262,385	1.27

GAS
New Jersey Resources Corp.	294,661	10,699,141	0.28
Nicor Inc.	377,268	13,804,236	0.36
Piedmont Natural Gas Co.[c]	575,126	13,768,516	0.35
WGL Holdings Inc.	418,370	13,864,782	0.36
Other securities[a]		34,248,531	0.89

		86,385,206	2.24

HAND & MACHINE TOOLS
Regal Beloit Corp.	298,844	13,660,159	0.36
Other securities[a]		14,596,368	0.37

		28,256,527	0.73

Security	Shares	Value	% of Net Assets
HEALTH CARE – PRODUCTS
Other securities[a]		$33,205,057	0.86%

		33,205,057	0.86

HEALTH CARE – SERVICES
Other securities[a]		70,091,344	1.81

		70,091,344	1.81

HOLDING COMPANIES – DIVERSIFIED
Other securities[a]		4,841,415	0.12

		4,841,415	0.12

HOME BUILDERS
Other securities[a]		28,121,351	0.73

		28,121,351	0.73

HOME FURNISHINGS
Other securities[a]		17,294,995	0.45

		17,294,995	0.45

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		31,620,208	0.82

		31,620,208	0.82

INSURANCE
Assured Guaranty Ltd.	764,601	14,848,551	0.38
Montpelier Re Holdings Ltd.	720,325	11,755,704	0.30
Platinum Underwriters Holdings Ltd.	426,894	15,299,881	0.40
ProAssurance Corp.[b]	276,048	14,406,945	0.37
Other securities[a]		176,198,744	4.57

		232,509,825	6.02

INTERNET
Other securities[a]		59,786,541	1.55

		59,786,541	1.55

INVESTMENT COMPANIES
Apollo Investment Corp.	1,359,393	12,982,203	0.34
Other securities[a]		51,848,847	1.34

		64,831,050	1.68

IRON & STEEL
Other securities[a]		7,437,059	0.19

		7,437,059	0.19

LEISURE TIME
Other securities[a]		23,340,594	0.60

		23,340,594	0.60

44	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

September 30, 2009

Security	Shares	Value	% of Net Assets
LODGING
Other securities[a]		$16,330,359	0.42%

		16,330,359	0.42

MACHINERY
Nordson Corp.	185,555	10,407,780	0.27
Other securities[a]		53,589,360	1.39

		63,997,140	1.66

MACHINERY – DIVERSIFIED
Other securities[a]		575,546	0.01

		575,546	0.01

MANUFACTURING
Eastman Kodak Co.[c]	2,237,795	10,696,660	0.28
Other securities[a]		71,296,629	1.84

		81,993,289	2.12

MEDIA
Other securities[a]		19,615,025	0.51

		19,615,025	0.51

METAL FABRICATE & HARDWARE
Other securities[a]		44,512,806	1.15

		44,512,806	1.15

MINING
Coeur d’Alene Mines Corp.[b]	629,152	12,897,616	0.33
Other securities[a]		45,424,103	1.18

		58,321,719	1.51

MISCELLANEOUS – MANUFACTURING
Other securities[a]		4,167,944	0.11

		4,167,944	0.11

OFFICE FURNISHINGS
Other securities[a]		6,131,380	0.16

		6,131,380	0.16

OIL & GAS
Bill Barrett Corp.[b]	320,421	10,506,605	0.27
Other securities[a]		101,952,229	2.64

		112,458,834	2.91

OIL & GAS SERVICES
Other securities[a]		65,330,401	1.69

		65,330,401	1.69

PACKAGING & CONTAINERS
Other securities[a]		9,057,718	0.23

		9,057,718	0.23

Security	Shares	Value	% of Net Assets
PHARMACEUTICALS
Other securities[a]		$29,248,181	0.76%

		29,248,181	0.76

REAL ESTATE
Other securities[a]		21,978,687	0.57

		21,978,687	0.57

REAL ESTATE INVESTMENT TRUSTS
American Campus Communities Inc.	435,388	11,690,168	0.30
BioMed Realty Trust Inc.	817,976	11,288,069	0.29
CBL & Associates Properties Inc.[c]	1,150,307	11,157,978	0.29
Developers Diversified Realty Corp.	1,193,488	11,027,829	0.29
Entertainment Properties Trust	291,626	9,956,112	0.26
Healthcare Realty Trust Inc.[c]	494,876	10,456,730	0.27
Highwoods Properties Inc.	591,035	18,588,051	0.48
Home Properties Inc.	274,567	11,831,092	0.31
Kilroy Realty Corp.	360,039	9,987,482	0.26
LaSalle Hotel Properties	530,307	10,425,836	0.27
MFA Financial Inc.	2,338,485	18,614,341	0.48
National Retail Properties Inc.	666,880	14,317,914	0.37
Washington Real Estate Investment Trust	432,090	12,444,192	0.32
Other securities[a]		230,833,228	5.97

		392,619,022	10.16

RETAIL
Men’s Wearhouse Inc. (The)	412,096	10,178,771	0.26
Other securities[a]		176,950,359	4.58

		187,129,130	4.84

SAVINGS & LOANS
Other securities[a]		76,783,720	1.99

		76,783,720	1.99

SCHEDULES OF INVESTMENTS	45

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

September 30, 2009

Security	Shares	Value	% of Net Assets
SEMICONDUCTORS
Other securities[a]		$70,322,809	1.82%

		70,322,809	1.82

SHIPBUILDING
Other securities[a]		782,544	0.02

		782,544	0.02

SOFTWARE
Other securities[a]		58,525,410	1.51

		58,525,410	1.51

STORAGE & WAREHOUSING
Other securities[a]		3,807,465	0.10

		3,807,465	0.10

TELECOMMUNICATIONS
Polycom Inc.[b]	422,499	11,301,848	0.29
Other securities[a]		97,078,001	2.51

		108,379,849	2.80

TEXTILES
Other securities[a]		7,666,418	0.20

		7,666,418	0.20

TOYS, GAMES & HOBBIES
Other securities[a]		6,751,367	0.17

		6,751,367	0.17

TRANSPORTATION
Nordic American Tanker Shipping Ltd.[c]	352,162	10,416,952	0.27
Other securities[a]		77,141,760	2.00

		87,558,712	2.27

TRUCKING & LEASING
Other securities[a]		12,303,434	0.32

		12,303,434	0.32

WATER
Other securities[a]		25,570,723	0.66

		25,570,723	0.66

TOTAL COMMON STOCKS
(Cost: $4,584,103,237)		3,855,298,075	99.77

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.22% [d,e,f]	217,589,358	$217,589,358	5.63%
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.18%[d,e,f]	33,208,364	33,208,364	0.86
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.04% [d,e]	3,439,104	3,439,104	0.09

		254,236,826	6.58

TOTAL SHORT-TERM INVESTMENTS
(Cost: $254,236,826)		254,236,826	6.58

TOTAL INVESTMENTS IN SECURITIES
(Cost: $4,838,340,063)		4,109,534,901	106.35

Other Assets, Less Liabilities		(245,516,838)	(6.35)

NET ASSETS		$3,864,018,063	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2009.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

46	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2009

	iShares Russell
	Top 200 Index Fund	Top 200 Growth Index Fund	Top 200 Value Index Fund	1000 Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$2,513,243	$2,504,503	$2,523,648	$5,998,104,738
Affiliated issuers (Note 2)	2,600	2,400	1,600	77,771,318

Total cost of investments	$2,515,843	$2,506,903	$2,525,248	$6,075,876,056

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$2,480,976	$2,488,539	$2,474,924	$4,877,415,023
Affiliated issuers (Note 2)	2,600	2,400	1,600	77,771,318

Total fair value of investments	2,483,576	2,490,939	2,476,524	4,955,186,341
Receivables:
Investment securities sold	5,684	–	10,943	7,225,257
Dividends and interest	1,144	1,069	1,221	6,098,030

Total Assets	2,490,404	2,492,008	2,488,688	4,968,509,628

LIABILITIES
Payables:
Investment securities purchased	6,023	–	12,021	11,500,561
Collateral for securities on loan (Note 5)	–	–	–	70,949,601
Capital shares redeemed	–	–	–	251,154
Investment advisory fees (Note 2)	82	109	109	600,387

Total Liabilities	6,105	109	12,130	83,301,703

NET ASSETS	$2,484,299	$2,491,899	$2,476,558	$4,885,207,925

Net assets consist of:
Paid-in capital	$2,515,606	$2,506,903	$2,524,418	$6,389,029,873
Undistributed net investment income	1,062	960	1,112	1,618,764
Accumulated net realized loss	(102)	–	(248)	(384,750,997)
Net unrealized depreciation	(32,267)	(15,964)	(48,724)	(1,120,689,715)

NET ASSETS	$2,484,299	$2,491,899	$2,476,558	$4,885,207,925

Shares outstanding[b]	100,000	100,000	100,000	84,000,000

Net asset value per share	$24.84	$24.92	$24.77	$58.16

[a]	Securities on loan with values of $–, $–, $– and $69,267,618, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	47

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2009

	iShares Russell
	1000 Growth Index Fund	1000 Value Index Fund	2000 Index Fund	2000 Growth Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$11,245,334,881	$9,870,193,979	$16,682,327,206	$3,712,724,544
Affiliated issuers (Note 2)	295,624,184	129,877,037	1,198,436,674	325,221,703

Total cost of investments	$11,540,959,065	$10,000,071,016	$17,880,763,880	$4,037,946,247

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$10,421,918,496	$8,342,045,130	$12,861,117,565	$3,307,808,231
Affiliated issuers (Note 2)	295,624,184	129,877,037	1,198,436,674	325,221,703

Total fair value of investments	10,717,542,680	8,471,922,167	14,059,554,239	3,633,029,934
Receivables:
Investment securities sold	635,045	32,528,305	103,902,032	15,630,555
Dividends and interest	10,774,090	12,104,150	13,526,536	1,879,753
Capital shares sold	31,683	41,122	5,214,202	7,566

Total Assets	10,728,983,498	8,516,595,744	14,182,197,009	3,650,547,808

LIABILITIES
Payables:
Investment securities purchased	10,755,901	36,494,027	104,184,818	12,443,814
Collateral for securities on loan (Note 5)	279,560,132	122,798,433	1,190,117,290	324,070,166
Capital shares redeemed	–	6,633	2,400,879	152,082
Investment advisory fees (Note 2)	1,702,595	1,356,434	1,999,546	670,088

Total Liabilities	292,018,628	160,655,527	1,298,702,533	337,336,150

NET ASSETS	$10,436,964,870	$8,355,940,217	$12,883,494,476	$3,313,211,658

Net assets consist of:
Paid-in capital	$13,737,607,798	$11,835,125,536	$18,218,713,440	$4,836,169,232
Undistributed (distributions in excess of) net investment income	2,546,145	3,264,456	1,985,237	(20,210)
Accumulated net realized loss	(2,479,772,688)	(1,954,300,926)	(1,515,994,560)	(1,118,021,051)
Net unrealized depreciation	(823,416,385)	(1,528,148,849)	(3,821,209,641)	(404,916,313)

NET ASSETS	$10,436,964,870	$8,355,940,217	$12,883,494,476	$3,313,211,658

Shares outstanding[b]	225,000,000	150,550,000	213,200,000	50,450,000

Net asset value per share	$46.39	$55.50	$60.43	$65.67

[a]	Securities on loan with values of $272,882,141, $119,572,385, $1,146,627,134 and $312,068,961, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

48	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2009

iShares Russell
2000 Value Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$4,584,103,237
Affiliated issuers (Note 2)	254,236,826

Total cost of investments	$4,838,340,063

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$3,855,298,075
Affiliated issuers (Note 2)	254,236,826

Total fair value of investments	4,109,534,901
Receivables:
Investment securities sold	46,313,780
Dividends and interest	6,110,093
Capital shares sold	110,335

Total Assets	4,162,069,109

LIABILITIES
Payables:
Investment securities purchased	46,323,576
Collateral for securities on loan (Note 5)	250,797,722
Capital shares redeemed	148,206
Investment advisory fees (Note 2)	781,542

Total Liabilities	298,051,046

NET ASSETS	$3,864,018,063

Net assets consist of:
Paid-in capital	$5,526,692,741
Undistributed net investment income	1,165,722
Accumulated net realized loss	(935,035,238)
Net unrealized depreciation	(728,805,162)

NET ASSETS	$3,864,018,063

Shares outstanding[b]	68,300,000

Net asset value per share	$56.57

[a]	Securities on loan with a value of $240,835,844. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended September 30, 2009

	iShares Russell
	Top 200 Index Fund[a]	Top 200 Growth Index Fund[a]	Top 200 Value Index Fund[a]	1000 Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers	$1,144	$1,069	$1,221	$48,835,479
Interest from affiliated issuers (Note 2)	–	–	–	3,458
Securities lending income from affiliated issuers (Note 2)	–	–	–	1,684,250

Total investment income	1,144	1,069	1,221	50,523,187

EXPENSES
Investment advisory fees (Note 2)	82	109	109	3,392,910

Total expenses	82	109	109	3,392,910

Net investment income	1,062	960	1,112	47,130,277

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(102)	–	(248)	(194,454,474)
In-kind redemptions	–	–	–	77,108,869

Net realized loss	(102)	–	(248)	(117,345,605)

Net change in unrealized appreciation (depreciation)	(32,267)	(15,964)	(48,724)	1,400,566,524

Net realized and unrealized gain (loss)	(32,369)	(15,964)	(48,972)	1,283,220,919

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(31,307)	$(15,004)	$(47,860)	$1,330,351,196

[a]	For the period from September 22, 2009 (commencement of operations) to September 30, 2009.

See notes to financial statements.

50	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2009

	iShares Russell
	1000 Growth Index Fund	1000 Value Index Fund	2000 Index Fund	2000 Growth Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$85,635,048	$95,207,171	$66,561,733	$7,978,098
Interest from affiliated issuers (Note 2)	6,566	4,987	5,791	1,832
Securities lending income from affiliated issuers (Note 2)	835,022	5,314,395	7,602,336	2,443,874

Total investment income	86,476,636	100,526,553	74,169,860	10,423,804

EXPENSES
Investment advisory fees (Note 2)	9,700,363	7,350,944	10,151,211	3,453,127

Total expenses	9,700,363	7,350,944	10,151,211	3,453,127

Net investment income	76,776,273	93,175,609	64,018,649	6,970,677

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(1,497,188,334)	(1,073,982,185)	(1,355,083,525)	(685,852,281)
In-kind redemptions	96,336,782	62,030,098	814,396,490	73,350,360
Foreign currency transactions	–	–	2,581	–

Net realized loss	(1,400,851,552)	(1,011,952,087)	(540,684,454)	(612,501,921)

Net change in unrealized appreciation (depreciation)	3,988,947,143	3,218,654,004	3,846,415,553	1,553,440,458

Net realized and unrealized gain	2,588,095,591	2,206,701,917	3,305,731,099	940,938,537

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,664,871,864	$2,299,877,526	$3,369,749,748	$947,909,214

[a]	Net of foreign withholding tax of $–, $–, $8,487 and $–, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2009

iShares Russell
2000 Value Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$33,305,723
Interest from affiliated issuers (Note 2)	2,043
Securities lending income from affiliated issuers (Note 2)	1,896,746

Total investment income	35,204,512

EXPENSES
Investment advisory fees (Note 2)	4,060,181

Total expenses	4,060,181

Net investment income	31,144,331

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(636,452,750)
In-kind redemptions	35,775,375
Foreign currency transactions	1,410

Net realized loss	(600,675,965)

Net change in unrealized appreciation (depreciation)	1,710,592,680

Net realized and unrealized gain	1,109,916,715

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,141,061,046

[a]	Net of foreign withholding tax of $5,666.

See notes to financial statements.

52	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Russell Top 200 Index Fund	iShares Russell Top 200 Growth Index Fund
	Period from September 22, 2009[a] to September 30, 2009 (Unaudited)	Period from September 22, 2009[a] to September 30, 2009 (Unaudited)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,062	$960
Net realized loss	(102)	–
Net change in unrealized appreciation (depreciation)	(32,267)	(15,964)

Net decrease in net assets resulting from operations	(31,307)	(15,004)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,515,606	2,506,903

Net increase in net assets from capital share transactions	2,515,606	2,506,903

INCREASE IN NET ASSETS	2,484,299	2,491,899

NET ASSETS
Beginning of period	–	–

End of period	$2,484,299	$2,491,899

Undistributed net investment income included in net assets at end of period	$1,062	$960

SHARES ISSUED
Shares sold	100,000	100,000

Net increase in shares outstanding	100,000	100,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell Top 200 Value Index Fund	iShares Russell 1000 Index Fund
	Period from September 22, 2009[a] to September 30, 2009 (Unaudited)	Six months ended September 30, 2009 (Unaudited)	Year ended March 31, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,112	$47,130,277	$97,207,867
Net realized loss	(248)	(117,345,605)	(121,536,067)
Net change in unrealized appreciation (depreciation)	(48,724)	1,400,566,524	(1,926,447,107)

Net increase (decrease) in net assets resulting from operations	(47,860)	1,330,351,196	(1,950,775,307)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	–	(46,333,345)	(96,745,227)

Total distributions to shareholders	–	(46,333,345)	(96,745,227)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,524,418	382,905,691	8,337,963,152
Cost of shares redeemed	–	(681,984,029)	(6,100,567,596)

Net increase (decrease) in net assets from capital share transactions	2,524,418	(299,078,338)	2,237,395,556

INCREASE IN NET ASSETS	2,476,558	984,939,513	189,875,022

NET ASSETS
Beginning of period	–	3,900,268,412	3,710,393,390

End of period	$2,476,558	$4,885,207,925	$3,900,268,412

Undistributed net investment income included in net assets at end of period	$1,112	$1,618,764	$821,832

SHARES ISSUED AND REDEEMED
Shares sold	100,000	7,450,000	143,800,000
Shares redeemed	–	(13,150,000)	(105,650,000)

Net increase (decrease) in shares outstanding	100,000	(5,700,000)	38,150,000

[a]	Commencement of operations.

See notes to financial statements.

54	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell 1000 Growth Index Fund		iShares Russell 1000 Value Index Fund
	Six months ended September 30, 2009 (Unaudited)	Year ended March 31, 2009	Six months ended September 30, 2009 (Unaudited)	Year ended March 31, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$76,776,273	$158,603,032	$93,175,609	$246,818,181
Net realized loss	(1,400,851,552)	(496,499,240)	(1,011,952,087)	(720,207,473)
Net change in unrealized appreciation (depreciation)	3,988,947,143	(4,231,138,611)	3,218,654,004	(3,623,617,635)

Net increase (decrease) in net assets resulting from operations	2,664,871,864	(4,569,034,819)	2,299,877,526	(4,097,006,927)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(76,931,193)	(156,677,524)	(90,026,892)	(248,795,837)

Total distributions to shareholders	(76,931,193)	(156,677,524)	(90,026,892)	(248,795,837)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	484,019,453	4,230,781,129	557,147,010	5,587,876,122
Cost of shares redeemed	(1,060,951,126)	(3,936,966,256)	(575,747,089)	(3,405,016,083)

Net increase (decrease) in net assets from capital share transactions	(576,931,673)	293,814,873	(18,600,079)	2,182,860,039

INCREASE (DECREASE) IN NET ASSETS	2,011,008,998	(4,431,897,470)	2,191,250,555	(2,162,942,725)

NET ASSETS
Beginning of period	8,425,955,872	12,857,853,342	6,164,689,662	8,327,632,387

End of period	$10,436,964,870	$8,425,955,872	$8,355,940,217	$6,164,689,662

Undistributed net investment income included in net assets at end of period	$2,546,145	$2,701,065	$3,264,456	$115,739

SHARES ISSUED AND REDEEMED
Shares sold	11,550,000	99,400,000	11,200,000	102,650,000
Shares redeemed	(25,200,000)	(96,400,000)	(11,950,000)	(65,450,000)

Net increase (decrease) in shares outstanding	(13,650,000)	3,000,000	(750,000)	37,200,000

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell 2000 Index Fund		iShares Russell 2000 Growth Index Fund
	Six months ended September 30, 2009 (Unaudited)	Year ended March 31, 2009	Six months ended September 30, 2009 (Unaudited)	Year ended March 31, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$64,018,649	$167,974,502	$6,970,677	$22,514,431
Net realized loss	(540,684,454)	(1,530,317,323)	(612,501,921)	(303,977,393)
Net change in unrealized appreciation (depreciation)	3,846,415,553	(4,680,960,172)	1,553,440,458	(1,041,053,365)

Net increase (decrease) in net assets resulting from operations	3,369,749,748	(6,043,302,993)	947,909,214	(1,322,516,327)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(62,033,412)	(173,678,669)	(7,404,128)	(23,489,601)

Total distributions to shareholders	(62,033,412)	(173,678,669)	(7,404,128)	(23,489,601)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	23,983,549,313	109,160,602,998	889,975,329	3,281,832,238
Cost of shares redeemed	(22,243,474,420)	(105,439,396,844)	(674,640,061)	(2,416,949,113)

Net increase in net assets from capital share transactions	1,740,074,893	3,721,206,154	215,335,268	864,883,125

INCREASE (DECREASE) IN NET ASSETS	5,047,791,229	(2,495,775,508)	1,155,840,354	(481,122,803)

NET ASSETS
Beginning of period	7,835,703,247	10,331,478,755	2,157,371,304	2,638,494,107

End of period	$12,883,494,476	$7,835,703,247	$3,313,211,658	$2,157,371,304

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$1,985,237	$–	$(20,210)	$413,241

SHARES ISSUED AND REDEEMED
Shares sold	461,400,000	1,757,650,000	15,350,000	49,350,000
Shares redeemed	(433,650,000)	(1,722,850,000)	(11,750,000)	(38,700,000)

Net increase in shares outstanding	27,750,000	34,800,000	3,600,000	10,650,000

See notes to financial statements.

56	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell 2000 Value Index Fund
	Six months ended September 30, 2009 (Unaudited)	Year ended March 31, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$31,144,331	$77,360,748
Net realized loss	(600,675,965)	(233,702,968)
Net change in unrealized appreciation (depreciation)	1,710,592,680	(1,404,013,539)

Net increase (decrease) in net assets resulting from operations	1,141,061,046	(1,560,355,759)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(30,214,717)	(80,480,688)

Total distributions to shareholders	(30,214,717)	(80,480,688)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	529,224,333	2,683,370,883
Cost of shares redeemed	(332,683,844)	(1,809,315,235)

Net increase in net assets from capital share transactions	196,540,489	874,055,648

INCREASE (DECREASE) IN NET ASSETS	1,307,386,818	(766,780,799)

NET ASSETS
Beginning of period	2,556,631,245	3,323,412,044

End of period	$3,864,018,063	$2,556,631,245

Undistributed net investment income included in net assets at end of period	$1,165,722	$236,108

SHARES ISSUED AND REDEEMED
Shares sold	10,600,000	47,300,000
Shares redeemed	(7,050,000)	(32,850,000)

Net increase in shares outstanding	3,550,000	14,450,000

See notes to financial statements.

FINANCIAL STATEMENTS	57

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares Russell Top 200 Index Fund
Period from Sep. 22, 2009[a] to Sep. 30, 2009 (Unaudited)

Net asset value, beginning of period	$25.16

Income from investment operations:
Net investment income[b]	0.01
Net realized and unrealized loss[c]	(0.33)

Total from investment operations	(0.32)

Net asset value, end of period	$24.84

Total return	(1.27)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,484
Ratio of expenses to average net assets[e]	0.15%
Ratio of net investment income to average net assets[e]	1.95%
Portfolio turnover rate[f]	0%[g]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[g]	Rounds to less than 1%.

See notes to financial statements.

58	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares Russell Top 200 Growth Index Fund
Period from Sep. 22, 2009[a] to Sep. 30, 2009 (Unaudited)

Net asset value, beginning of period	$25.07

Income from investment operations:
Net investment income[b]	0.01
Net realized and unrealized loss[c]	(0.16)

Total from investment operations	(0.15)

Net asset value, end of period	$24.92

Total return	(0.60)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,492
Ratio of expenses to average net assets[e]	0.20%
Ratio of net investment income to average net assets[e]	1.77%
Portfolio turnover rate[f]	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	59

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares Russell Top 200 Value Index Fund
Period from Sep. 22, 2009[a] to Sep. 30, 2009 (Unaudited)

Net asset value, beginning of period	$25.24

Income from investment operations:
Net investment income[b]	0.01
Net realized and unrealized loss[c]	(0.48)

Total from investment operations	(0.47)

Net asset value, end of period	$24.77

Total return	(1.86)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,477
Ratio of expenses to average net assets[e]	0.20%
Ratio of net investment income to average net assets[e]	2.05%
Portfolio turnover rate[f]	0%[g]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[g]	Rounds to less than 1%.

See notes to financial statements.

60	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 1000 Index Fund
	Six months ended Sep. 30, 2009 (Unaudited)	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005

Net asset value, beginning of period	$43.48	$71.98	$77.44	$70.54	$63.41	$60.52

Income from investment operations:
Net investment income	0.54 [a]	1.33 [a]	1.38 [a]	1.29 [a]	1.14	1.20
Net realized and unrealized gain (loss)[b]	14.67	(28.60)	(5.51)	6.87	7.09	3.08

Total from investment operations	15.21	(27.27)	(4.13)	8.16	8.23	4.28

Less distributions from:
Net investment income	(0.53)	(1.23)	(1.33)	(1.26)	(1.10)	(1.18)
Return of capital	–	–	–	–	–	(0.21)

Total distributions	(0.53)	(1.23)	(1.33)	(1.26)	(1.10)	(1.39)

Net asset value, end of period	$58.16	$43.48	$71.98	$77.44	$70.54	$63.41

Total return	35.11%[c]	(38.21)%	(5.47)%	11.67%	13.06%	7.12%

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,885,208	$3,900,268	$3,710,393	$3,221,637	$2,535,748	$1,984,792
Ratio of expenses to average net assets[d]	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[d]	2.08%	2.38%	1.74%	1.76%	1.72%	1.87%
Portfolio turnover rate[e]	4%	8%	8%	7%	7%	5%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	61

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 1000 Growth Index Fund
	Six months ended Sep. 30, 2009 (Unaudited)	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005

Net asset value, beginning of period	$35.31	$54.56	$55.59	$52.55	$46.93	$47.03

Income from investment operations:
Net investment income	0.33 [a]	0.64 [a]	0.59 [a]	0.58 [a]	0.44	0.53
Net realized and unrealized gain (loss)[b]	11.09	(19.27)	(1.05)	2.99	5.61	(0.06)

Total from investment operations	11.42	(18.63)	(0.46)	3.57	6.05	0.47

Less distributions from:
Net investment income	(0.34)	(0.62)	(0.57)	(0.53)	(0.43)	(0.53)
Return of capital	–	–	–	–	–	(0.04)

Total distributions	(0.34)	(0.62)	(0.57)	(0.53)	(0.43)	(0.57)

Net asset value, end of period	$46.39	$35.31	$54.56	$55.59	$52.55	$46.93

Total return	32.42%[c]	(34.32)%	(0.91)%	6.84%	12.93%	0.98%

Ratios/Supplemental data:
Net assets, end of period (000s)	$10,436,965	$8,425,956	$12,857,853	$8,496,708	$5,854,065	$3,129,992
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	1.58%	1.41%	1.00%	1.10%	0.96%	1.27%
Portfolio turnover rate[e]	19%	22%	16%	15%	18%	14%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

62	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 1000 Value Index Fund
	Six months ended Sep. 30, 2009 (Unaudited)	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005

Net asset value, beginning of period	$40.74	$72.99	$83.15	$72.90	$65.91	$59.75

Income from investment operations:
Net investment income	0.62 [a]	1.80 [a]	1.99 [a]	1.83 [a]	1.59	1.40
Net realized and unrealized gain (loss)[b]	14.74	(32.31)	(10.19)	10.17	6.97	6.30

Total from investment operations	15.36	(30.51)	(8.20)	12.00	8.56	7.70

Less distributions from:
Net investment income	(0.60)	(1.74)	(1.96)	(1.73)	(1.55)	(1.54)
Return of capital	–	–	–	(0.02)	(0.02)	–

Total distributions	(0.60)	(1.74)	(1.96)	(1.75)	(1.57)	(1.54)

Net asset value, end of period	$55.50	$40.74	$72.99	$83.15	$72.90	$65.91

Total return	37.88%[c]	(42.35)%	(10.09)%	16.63%	13.10%	13.02%

Ratios/Supplemental data:
Net assets, end of period (000s)	$8,355,940	$6,164,690	$8,327,632	$9,516,058	$6,094,275	$4,791,379
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	2.54%	3.16%	2.41%	2.34%	2.38%	2.42%
Portfolio turnover rate[e]	24%	22%	14%	14%	7%	15%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	63

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 2000 Index Fund
	Six months ended Sep. 30, 2009 (Unaudited)	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005

Net asset value, beginning of period	$42.25	$68.58	$79.47	$75.98	$61.14	$58.80

Income from investment operations:
Net investment income	0.33 [a]	0.96 [a]	0.94 [a]	0.80 [a]	0.81	0.74
Net realized and unrealized gain (loss)[b]	18.18	(26.38)	(11.10)	3.51	14.80	2.36

Total from investment operations	18.51	(25.42)	(10.16)	4.31	15.61	3.10

Less distributions from:
Net investment income	(0.33)	(0.91)	(0.72)	(0.74)	(0.72)	(0.61)
Return of capital	–	–	(0.01)	(0.08)	(0.05)	(0.15)

Total distributions	(0.33)	(0.91)	(0.73)	(0.82)	(0.77)	(0.76)

Net asset value, end of period	$60.43	$42.25	$68.58	$79.47	$75.98	$61.14

Total return	43.89%[c]	(37.33)%	(12.89)%	5.73%	25.69%	5.27%

Ratios/Supplemental data:
Net assets, end of period (000s)	$12,883,494	$7,835,703	$10,331,479	$8,049,901	$9,208,722	$6,908,105
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	1.26%	1.68%	1.21%	1.07%	1.19%	1.20%
Portfolio turnover rate[e]	17%	21%	11%	25%	20%	17%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

64	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 2000 Growth Index Fund
	Six months ended Sep. 30, 2009 (Unaudited)	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005

Net asset value, beginning of period	$46.05	$72.89	$80.63	$79.83	$62.76	$62.52

Income from investment operations:
Net investment income	0.15 [a]	0.51 [a]	0.51 [a]	0.26 [a]	0.30	0.20
Net realized and unrealized gain (loss)[b]	19.62	(26.84)	(7.73)	0.83	17.04	0.25

Total from investment operations	19.77	(26.33)	(7.22)	1.09	17.34	0.45

Less distributions from:
Net investment income	(0.15)	(0.51)	(0.48)	(0.29)	(0.27)	(0.17)
Return of capital	–	–	(0.04)	–	–	(0.04)

Total distributions	(0.15)	(0.51)	(0.52)	(0.29)	(0.27)	(0.21)

Net asset value, end of period	$65.67	$46.05	$72.89	$80.63	$79.83	$62.76

Total return	42.97%[c]	(36.24)%	(9.03)%	1.38%	27.67%	0.74%

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,313,212	$2,157,371	$2,638,494	$3,051,673	$2,710,170	$2,105,733
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	0.50%	0.83%	0.62%	0.34%	0.45%	0.37%
Portfolio turnover rate[e]	34%	47%	32%	43%	38%	22%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	65

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 2000 Value Index Fund
	Six months ended Sep. 30, 2009 (Unaudited)	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005

Net asset value, beginning of period	$39.48	$66.07	$80.91	$74.72	$61.48	$57.08

Income from investment operations:
Net investment income	0.47 [a]	1.31 [a]	1.34 [a]	1.24 [a]	1.15	0.99
Net realized and unrealized gain (loss)[b]	17.08	(26.58)	(14.89)	6.22	13.18	4.45

Total from investment operations	17.55	(25.27)	(13.55)	7.46	14.33	5.44

Less distributions from:
Net investment income	(0.46)	(1.32)	(1.29)	(1.27)	(1.02)	(1.04)
Return of capital	–	–	–	–	(0.07)	–

Total distributions	(0.46)	(1.32)	(1.29)	(1.27)	(1.09)	(1.04)

Net asset value, end of period	$56.57	$39.48	$66.07	$80.91	$74.72	$61.48

Total return	44.59%[c]	(38.70)%	(16.94)%	10.11%	23.51%	9.58%

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,864,018	$2,556,631	$3,323,412	$4,486,545	$3,504,212	$2,711,333
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	1.92%	2.39%	1.77%	1.63%	1.80%	1.84%
Portfolio turnover rate[e]	33%	32%	28%	36%	14%	23%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

66	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares Russell Top 200, iShares Russell Top 200 Growth, iShares Russell Top 200 Value, iShares Russell 1000, iShares Russell 1000 Growth, iShares Russell 1000 Value, iShares Russell 2000, iShares Russell 2000 Growth and iShares Russell 2000 Value Index Funds (each, a “Fund,” collectively, the “Funds”). The iShares Russell Top 200, iShares Russell Top 200 Growth and iShares Russell Top 200 Value Index Funds commenced operations on September 22, 2009.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a diversified fund under the 1940 Act, except for the iShares Russell Top 200, iShares Russell Top 200 Growth, iShares Russell Top 200 Value and iShares Russell 1000 Growth Index Funds, which are classified as non-diversified funds. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”);

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

NOTES TO FINANCIAL STATEMENTS	67

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

68	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of September 30, 2009, the values of each Fund’s investments were classified as Level 1 Prices. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended September 30, 2009.

NOTES TO FINANCIAL STATEMENTS	69

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Certain Funds had tax basis net capital loss carryforwards as of March 31, 2009, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Total
Russell 1000	$–	$9,740,950	$5,661,012	$–	$3,566,065	$707,111	$–	$56,902,659	$76,577,797
Russell 1000 Growth	–	55,091,674	23,134,640	16,440,477	76,953,145	38,155,726	–	659,755,548	869,531,210
Russell 1000 Value	–	–	6,460,764	–	9,884,283	1,336,109	5,258,431	322,089,146	345,028,733
Russell 2000	47,692,929	112,740,686	58,221,050	40,463,538	98,708,572	12,245,583	14,608,054	304,954,114	689,634,526
Russell 2000 Growth	–	51,999,054	4,816,733	24,718,345	39,417,433	–	10,051,978	291,496,992	422,500,535
Russell 2000 Value	–	–	–	–	11,905,952	–	10,549,418	119,082,747	141,538,117

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

For the six months ended September 30, 2009, certain Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the six months ended September 30, 2009 are disclosed in the Funds’ Statements of Operations.

As of September 30, 2009, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation

Russell Top 200	$2,515,963	$13,546	$(45,933)	$(32,387)
Russell Top 200 Growth	2,506,903	16,185	(32,149)	(15,964)
Russell Top 200 Value	2,525,506	10,877	(59,859)	(48,982)
Russell 1000	6,204,305,277	–	(1,249,118,936)	(1,249,118,936)
Russell 1000 Growth	11,658,006,224	348,059,101	(1,288,522,645)	(940,463,544)
Russell 1000 Value	10,436,050,759	–	(1,964,128,592)	(1,964,128,592)
Russell 2000	18,123,514,206	14,858,454	(4,078,818,421)	(4,063,959,967)
Russell 2000 Growth	4,123,027,218	152,661,359	(642,658,643)	(489,997,284)
Russell 2000 Value	5,024,829,730	90,290,456	(1,005,585,285)	(915,294,829)

Management has reviewed the tax positions as of September 30, 2009, inclusive of the prior three open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

70	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For its investment advisory services to each Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
Russell Top 200	0.15%
Russell Top 200 Growth	0.20
Russell Top 200 Value	0.20
Russell 1000	0.15
Russell 1000 Growth	0.20

iShares Index Fund	Investment Advisory Fee
Russell 1000 Value	0.20%
Russell 2000	0.20
Russell 2000 Growth	0.25
Russell 2000 Value	0.25

State Street Bank and Trust Company (“State Street”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Funds. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended September 30, 2009, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
Russell 1000	$1,684,250
Russell 1000 Growth	835,022
Russell 1000 Value	5,314,395
Russell 2000	7,602,336
Russell 2000 Growth	2,443,874
Russell 2000 Value	1,896,746

Cross trades for the six months ended September 30, 2009, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest in certain money market funds managed by BGFA, the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. These money market funds seek to achieve their investment objectives by investing in

NOTES TO FINANCIAL STATEMENTS	71

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Funds from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statements of Operations.

Certain trustees and officers of the Trust are also officers of BGI and/or BGFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2009 were as follows:

iShares Index Fund	Purchases	Sales
Russell Top 200	$6,023	$5,684
Russell Top 200 Growth	–	–
Russell Top 200 Value	12,020	10,942
Russell 1000	203,855,648	197,053,283
Russell 1000 Growth	1,866,857,210	1,853,039,635
Russell 1000 Value	1,725,634,524	1,714,640,960
Russell 2000	1,750,253,424	1,710,201,884
Russell 2000 Growth	943,583,101	931,114,779
Russell 2000 Value	1,062,587,758	1,057,891,676

In-kind transactions (see Note 4) for the six months ended September 30, 2009 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
Russell Top 200	$2,513,006	$–
Russell Top 200 Growth	2,504,503	–
Russell Top 200 Value	2,522,818	–
Russell 1000	381,252,130	679,295,367
Russell 1000 Growth	483,058,279	1,058,321,420
Russell 1000 Value	553,817,804	572,565,367
Russell 2000	23,829,170,338	22,102,783,468
Russell 2000 Growth	886,210,900	671,660,401
Russell 2000 Value	524,265,663	329,866,240

72	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in the relevant Fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BGFA; such reinvestments are subject to investment risk.

As of September 30, 2009, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BGFA. The market value of the securities on loan as of September 30, 2009 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

6. BLACKROCK TRANSACTION

On June 16, 2009, Barclays PLC, the ultimate parent company of BGI and BGFA, accepted a binding offer and entered into an agreement to sell its interests in BGFA, BGI and certain affiliated companies, to BlackRock, Inc., (the “BlackRock Transaction”). The BlackRock Transaction is subject to certain regulatory approvals, as well as other conditions to closing.

Under the 1940 Act, completion of the BlackRock Transaction will cause the automatic termination of each Fund’s current investment advisory agreement with BGFA. In order for the management of each Fund to continue uninterrupted, the Board approved a new investment advisory agreement for each Fund subject to shareholder approval. A special meeting of shareholders of the Funds was called and held on November 4, 2009 for shareholders of record as of the close of business on August 25, 2009 (except the iShares Russell Top 200, iShares Russell Top 200 Growth and iShares Russell Top 200 Value Index Funds, which commenced operations after the record date). The results of the shareholder voting can be found in the “Shareholder Meeting Results” disclosure following the notes to the financial statements.

7. REVIEW OF SUBSEQUENT EVENTS

In connection with the preparation of the financial statements of the Funds as of and for the six months ended September 30, 2009, events and transactions through November 19, 2009, the date the financial statements are available to be issued, have been evaluated by the Funds’ management for possible adjustment and/or disclosure. No subsequent events requiring financial statement disclosure have been identified.

NOTES TO FINANCIAL STATEMENTS	73

Shareholder Meeting Results (Unaudited)

iSHARES® TRUST

Two separate special meetings of shareholders of iShares Trust were held on November 4, 2009. The proposals acted upon by shareholders at the special meetings and the results of the shareholder vote were as follows:

First Meeting

Proposals 1 and 2 were approved by the shareholders of the Funds, except the iShares Russell Top 200, iShares Russell Top 200 Growth and iShares Russell Top 200 Value Index Funds, which commenced operations after the record date.

Proposal 1

To approve a new investment advisory agreement between the Trust and BGFA, on behalf of each Fund, which will take effect upon the consummation of the Barclays PLC binding agreement to sell its interest in BGFA and certain affiliated companies to BlackRock, Inc. (the “Transaction”).

iShares Index Fund	Votes For	Votes Against	Votes Abstaining	Broker Non-Votes*
Russell 1000	41,493,550	2,301,739	737,882	2,176,658
Russell 1000 Growth	124,880,306	774,263	1,024,421	–
Russell 1000 Value	86,833,919	565,882	619,218	–
Russell 2000	103,255,253	959,387	1,262,634	–
Russell 2000 Growth	30,428,245	861,084	275,796	–
Russell 2000 Value	38,408,680	353,420	342,141	–

Proposal 2

To approve a change in the classification of the iShares Russell 1000 Index Fund’s investment objective from a fundamental investment policy to a non-fundamental investment policy.

iShares Index Fund	Votes For	Votes Against	Votes Abstaining	Broker Non-Votes*
Russell 1000	38,969,585	4,949,613	613,973	2,176,658

74	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Meeting Results (Unaudited) (Continued)

iSHARES® TRUST

Second Meeting

This proposal was approved by the shareholders of the Trust. All nominees who previously served as Trustees of the Trust were re-elected and the term of their election commenced immediately. Robert S. Kapito was newly elected as a Trustee to the Trust and the term of his election will take effect upon the consummation of the Transaction.

Proposal 1 **

To elect a Board of Trustees of the Trust.

Independent Trustee	Votes For	Votes Withheld
George G.C. Parker	3,275,616,398	76,114,140
J. Darrell Duffie	3,155,645,073	196,085,465
Cecilia H. Herbert	3,284,632,277	67,098,261
Charles A. Hurty	3,283,313,465	68,417,073
John E. Kerrigan	3,285,163,741	66,566,797
John E. Martinez	3,284,826,244	66,904,294
Robert H. Silver	3,294,357,381	57,373,157

Interested Trustee	Votes For	Votes Withheld
Robert S. Kapito	3,229,642,767	122,087,770
Lee T. Kranefuss	2,147,369,285	1,204,361,252

*	Broker non-votes are proxies received by the Fund from brokers or nominees who did not receive instructions from the beneficial owner or other persons entitled to vote and who have no discretionary power to vote on a particular matter. Broker non-votes have the effect of a vote against the proposal.
**	Denotes Trust-wide proposal and voting results.

SHAREHOLDER MEETING RESULTS	75

Board Review and Approval of Current Investment Advisory Contract (Unaudited)

iSHARES® TRUST

I. iShares Russell 1000, iShares Russell 1000 Growth, iShares Russell 1000 Value, iShares Russell 2000, iShares Russell 2000 Growth and iShares Russell 2000 Value Index Funds

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BGFA (the “Advisory Contract”) on behalf of the Funds. As required by Section 15(c), the Board requested and BGFA provided such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Contract. At a meeting held on June 16-17, 2009, the Board approved the selection of BGFA and the continuance of the Advisory Contract, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, no one of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BGFA

Based on management’s representations, the Board expected that there will be no diminution in the scope of services required of or provided by BGFA under the Advisory Contract for the coming year as compared to the scope of services provided by BGFA over the past year. In reviewing the scope of these services, the Board considered BGFA’s investment philosophy and experience, noting that BGFA and its affiliates have committed significant resources over time, including over the past year, including investment in technology and increasing the number of their employees supporting the Funds. The Board also considered BGFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board also reviewed the performance of other series of registered investment companies with substantially similar investment objectives and strategies as the iShares Russell 2000 Index Fund for which BGFA provides investment advisory services, noting that such other series generally performed in line with relevant benchmarks over relevant periods. The Board further noted that BGFA does not serve as investment adviser for any other series of registered investment companies with substantially similar investment objectives and strategies as any of the Funds except the iShares Russell 2000 Index Fund; therefore, directly comparable performance information was not generally available for those particular Funds. The Board also noted that the Funds had met their investment objectives consistently since their respective inception dates. Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Funds under the Advisory Contract were appropriate and mitigated in favor of the Board’s approval of the Advisory Contract for the coming year.

FUNDS’ EXPENSES AND PERFORMANCE OF THE FUNDS

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology and any registered investment companies that would otherwise have been excluded from Lipper’s comparison group due to certain differentiating factors, but were nonetheless included at the request of BGFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Groups included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost”

76	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Current Investment Advisory Contract (Unaudited) (Continued)

iSHARES® TRUST

service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds. In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three- and five-year periods and the “last quarter” period ended March 31, 2009, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Groups include funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its benchmark index and that during the prior year the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such comparative performance information was also considered by the Board.

The Board also noted that the investment advisory fees and overall expenses for the Funds were generally lower than the median or average investment advisory fee rates and overall expenses of the funds in their respective Lipper Groups. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund, as managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the relevant Lipper Group, were satisfactory for the purposes of approving the Advisory Contract for the coming year.

COSTS OF SERVICES PROVIDED TO FUNDS AND PROFITS REALIZED BY BGFA AND AFFILIATES

The Board reviewed information about the profitability to BGFA of the Funds based on the fees payable to BGFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BGFA and its affiliates from the Funds’ operations for the last calendar year. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BGI from securities lending by the Trust (including any securities lending by the Funds). The Board also discussed BGFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BGFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of the Funds’ profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets. The Board noted that the Advisory Contract did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board further noted that possible future economies of scale for the Funds had been taken into consideration by fixing the investment advisory fees at rates at the lower end of the marketplace, effectively giving Fund shareholders, from inception, the benefits of the lower average fee shareholders would have received from a fee structure with declining breakpoints where the initial fee was higher. The Board noted that the asset size of each of the Funds except the iShares Russell 1000 Index Fund and the iShares Russell 2000 Index Fund decreased over the past twelve months. The Board also reviewed BGFA’s historic profitability as investment adviser to the iShares fund complex and noted that BGFA had continued to make significant investments in the iShares fund complex, that expenses had grown at a pace similar to the growth in revenue, and that BGFA had incurred operating losses during earlier years when the iShares funds, including the Funds, had not yet reached scale. In light of this history, the Board determined that reductions in fee rates or additions of breakpoints were not warranted at this juncture for the Funds. Based on this review, as well as the discussions described above in connection with the Lipper Group comparisons, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees reflects appropriate sharing of economies of scale with the Funds’ shareholders.

BOARD REVIEW AND APPROVAL OF CURRENT INVESTMENT ADVISORY CONTRACT	77

Board Review and Approval of Current Investment Advisory Contract (Unaudited) (Continued)

iSHARES® TRUST

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board received and considered certain information regarding the Funds’ annual investment advisory fee rates under the Advisory Contract in comparison to the investment advisory/management fee rates for other funds/accounts for which BGFA or BGI, an affiliate of BGFA, provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts (together, the “Other Accounts”). The Board noted that BGFA had provided the Board with general information regarding how the level of services provided to the Other Accounts differed from the level of services provided to the Funds. The Board analyzed the level of the investment advisory/management fees in relation to the nature and extent of services provided to the Funds in comparison with the nature and extent of services provided to the Other Accounts, including, among other things, the level of complexity in managing the Funds and the Other Accounts under differing regulatory requirements and client guidelines. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for mutual funds, collective funds and separate accounts for which BGFA or BGI provides investment advisory/management services, but that the differences appeared to be attributable to, among other things, the type and level of services provided and/or the asset levels of the Other Accounts. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contract are fair and reasonable.

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Funds by BGFA, such as any payment of revenue to BGI, the Trust’s securities lending agent, for loaning any portfolio securities, and the payment of advisory fees and/or administration fees to BGFA and BGI in connection with any investments by the Funds in other funds for which BGFA provides investment advisory services and/or BGI provides administration services. The Board noted that while revenue to BGI in connection with securities lending agency services to the iShares funds increased overall as against the previous year, overall revenue increased by approximately the same percentage as overall expenses. The Board noted that BGFA does not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BGFA affiliate or purchased from an underwriting syndicate in which a BGFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

Based on this analysis, the Board determined that the Advisory Contract, including the investment advisory fee rates thereunder, is fair and reasonable in light of all relevant circumstances, and concluded that it is in the best interest of the Funds and their shareholders to approve the Advisory Contract for the coming year.

78	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Current Investment Advisory Contract (Unaudited) (Continued)

iSHARES® TRUST

II. iShares Russell Top 200, iShares Russell Top 200 Growth and iShares Russell Top 200 Value Index Funds

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required to consider and approve the Funds’ entering into an Investment Advisory Contract with BGFA (the “Current Advisory Contract”). As required by Section 15(c), the Board requested, and BGFA provided, such information as the Board deemed reasonably necessary to evaluate the terms of the proposed Current Advisory Contract.

On June 16, 2009, Barclays Bank PLC entered into an agreement to sell its interest in the Barclays Global Investors asset management business, which includes Barclays Global Investors, N.A. (“BGI”) and BGFA, to BlackRock, Inc. (“BlackRock”) (the “Transaction”). The Transaction, when consummated, will cause the Funds’ Current Advisory Contract with BGFA to terminate. As a result, in order for the management of each Fund to continue uninterrupted after the consummation of the Transaction, the Board, including a majority of Independent Trustees, was required to consider and approve the Funds entering into a new Investment Advisory Contract with BGFA to take effect upon the consummation of the Transaction (the “New Advisory Contract”). The Current Advisory Contract and the New Advisory Contract are referred to together as the “Advisory Contract” unless noted otherwise.

At a meeting held on September 16-17, 2009, the Board approved the selection of BGFA and the Advisory Contract for the Funds, based on its review of qualitative and quantitative information provided by BGFA, BGI and BlackRock, as applicable, at the September 16-17, 2009 Board meeting and at prior Board meetings. In that regard, at telephonic and in-person meetings held in June, July and August of this year, the Board, including the Independent Trustees, discussed the Transaction and its potential impact on BGFA. The Board received, in response to a written due diligence request prepared by the Board and its independent counsel, comprehensive written information from BGFA, BGI and BlackRock, as applicable, covering a range of issues and received, in response to additional requests, further information in advance of and at an August 13, 2009 in-person Board meeting. To assist the Board, BlackRock provided materials and information about itself, including its history, management, investment, risk management and compliance capabilities and processes, and financial condition, and BGFA provided materials and information about the Transaction. In addition, the Independent Trustees consulted with their independent legal counsel and Fund counsel on numerous occasions, discussing, among other things, the legal standards and certain other considerations relevant to the Board’s deliberations.

In selecting BGFA and approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, no one of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES TO BE PROVIDED BY BGFA

The Board reviewed the scope of services to be provided by BGFA under the Advisory Contract. In reviewing the scope of services to be provided to the Funds by BGFA, the Board considered BGFA’s investment philosophy and experience, noting that over the past several years BGFA and its affiliates have committed significant resources to the support of the other iShares funds. The Board considered in particular that BGFA’s services for the other iShares funds capitalize on BGFA’s core competencies, including the effective use of its proprietary investment models analyzing securities market risk, asset class correlations and expected returns. The Board also considered services provided by BGFA and its affiliates in connection with the review of counterparty and issuer credit risk and securities lending opportunities and the oversight of intermediaries that provide shareholder support and processing functions. In connection with their consideration of the New Advisory Contract, the Board considered representations by BGFA, BGI and BlackRock that there would be no diminution in the scope of services required of or to be provided by BGFA under the New Advisory Contract for the Funds as compared to the scope of services to be provided by BGFA under the Current Advisory Contract.

BOARD REVIEW AND APPROVAL OF CURRENT INVESTMENT ADVISORY CONTRACT	79

Board Review and Approval of Current Investment Advisory Contract (Unaudited) (Continued)

iSHARES® TRUST

The Board also considered BGFA’s compliance program and its compliance record with respect to the other iShares funds. The Board noted that BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters, similar to the other iShares funds. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board noted that BGFA does not serve as investment adviser for any other series of registered investment companies with substantially similar investment objectives and strategies as the Funds; therefore, comparative performance information was generally not available.

The Board noted the representations of BGFA, BGI and BlackRock made at the June, July and August Board meetings, that the Transaction was not expected to have any adverse effect on the resources and strengths of BGFA in managing the Funds. The Board also considered that the Funds and their shareholders may benefit from having direct access to BlackRock’s technology and risk management analytic tools, including the investment tools provided under the BlackRock Solutions® brand name. At the prior Board meetings, the Board discussed BlackRock’s current financial condition, its anticipated financial condition following the completion of the Transaction and its lines of business, and its current ownership structure and expected ownership structure following the completion of the Transaction. The Board also discussed BGFA’s anticipated financial condition following the completion of the Transaction.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Funds under the Advisory Contract were appropriate and supported the Board’s selection of BGFA as investment adviser to the Funds.

FUNDS’ EXPENSES

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Funds in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising the Funds’ applicable peer group pursuant to Lipper’s proprietary methodology and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of their size or other differentiating factors, but were nonetheless included at the request of BGFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Groups included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds. The Board noted that the investment advisory fee rates and overall expenses for the Funds were generally lower than the median or average investment advisory fee rates and overall expenses of the funds in the Lipper Group.

In connection with the Board’s consideration and approval of the New Advisory Contract, the Board took into account that the proposed advisory fee rates for each Fund under the New Advisory Contract are identical to the proposed advisory fee rates under the Current Advisory Contract. Further, the Board noted that, at the August 13, 2009 Board meeting, representatives of BGFA and BlackRock had confirmed that there is no present intention to alter the advisory fee rates currently in effect for any iShares funds for a period of two years from the date of the closing of the Transaction.

80	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Current Investment Advisory Contract (Unaudited) (Continued)

iSHARES® TRUST

Based on this review, the Board concluded that the investment advisory fees and expense levels of each Fund, as proposed to be managed by BGFA, as compared to the investment advisory fees and expense levels of the funds in the relevant Lipper Group, were satisfactory for the purposes of approving the Advisory Contract.

COSTS OF SERVICES TO BE PROVIDED TO THE FUNDS AND PROFITS TO BE REALIZED BY BGFA AND AFFILIATES

The Board did not consider the profitability of the Funds to BGFA based on the fees payable under the Advisory Contract or revenue to be received by BGFA or its affiliates in connection with services to be provided to the Funds since the proposed relationships had not yet commenced. The Board noted that the proposed advisory fee rates under the Current and New Advisory Contracts are identical and that representatives of BGFA and BlackRock represented that there is no present intention due to the Transaction to alter the advisory fee rates currently in effect for the iShares funds for a period of two years from the date of the closing of the Transaction. At the August 2009 Board meeting, it was noted that it was not possible to predict how the Transaction would affect BGFA’s profitability from its relationship with the iShares funds. At the June, July and August 2009 Board meetings, BGFA, BlackRock and the Board discussed how profitability will be calculated and presented to the Board following the Transaction, and the Board reviewed BlackRock’s 2008 profitability methodology with respect to its registered funds. The Board noted that it expects to receive profitability information from BGFA on at least an annual basis following the expiration of the New Advisory Contract’s initial two year term and thus be in a position to evaluate whether any adjustments in Fund fees would be appropriate.

ECONOMIES OF SCALE

In connection with its review of the Funds’ profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets. The Board noted that the Advisory Contract did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board further noted that possible future economies of scale for the Funds had been taken into consideration by fixing the investment advisory fee rates at the lower end of the marketplace, effectively giving Fund shareholders, from inception, the benefits of the lower average fee shareholders would have received from a fee structuring with declining breakpoints where the initial fee was higher. The Board also reviewed BGFA’s historic profitability as investment adviser to the iShares fund complex and noted that BGFA had continued to make significant investments in the iShares fund complex, that expenses had grown at a pace similar to the growth in revenue, and that BGFA had incurred operating losses during earlier years when the iShares funds had not yet reached scale. The Board noted representations from BGFA and BlackRock at the June, July and August Board meetings that BGFA will continue to make significant investments in the iShares fund complex and the infrastructure supporting the iShares funds. It was noted at the prior Board meetings that it was not possible to evaluate how the Transaction would create opportunities for additional economies of scale.

Based on this review, as well as the discussions described above in connection with the Lipper Group comparisons, the Board, recognizing its responsibility to consider this issue at least annually following an initial two-year period, concluded that the structure of the investment advisory fees reflects the sharing of potential economies of scale with the Fund shareholders.

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board considered certain information regarding the Funds’ annual investment advisory fee rates under the Advisory Contract in comparison to the investment advisory/management fee rates for other funds/accounts with substantially similar investment objectives and strategies, for which BGFA (or its affiliate, BGI) provides investment advisory/management services, including collective funds and

BOARD REVIEW AND APPROVAL OF CURRENT INVESTMENT ADVISORY CONTRACT	81

Board Review and Approval of Current Investment Advisory Contract (Unaudited) (Continued)

iSHARES® TRUST

separate accounts (together, the “Other Accounts”). The Board noted that directly comparative investment advisory/management fee information was not available for the Funds, as BGFA and its affiliates do not manage any Other Accounts with substantially similar investment objectives and strategies as the Funds. However, the Board noted that BGFA provided the Board with general information regarding how the level of services provided to the Other Accounts differed from the level of services provided to the Funds. Based on this review, as well as the discussions described above in connection with the Lipper Group comparisons, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contract are fair and reasonable.

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

Except as noted below, the Board did not consider any ancillary revenue to be received by BGFA and/or its affiliates in connection with the services to be provided to the Funds by BGFA since the proposed relationship had not yet commenced. However, the Board noted that BGFA would not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board also considered the potential for revenue to BGI, the Trust’s securities lending agent, in the event of any loaning of portfolio securities of the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BGFA affiliate or purchased from an underwriting syndicate in which a BGFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act.

Based on this analysis, the Board determined that the Advisory Contract, including the investment advisory fee rates thereunder, is fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Funds and their shareholders to approve the Advisory Contract.

82	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of New Investment Advisory Agreements (Unaudited)

iSHARES® TRUST

On June 16, 2009, Barclays Bank PLC (“Barclays”) entered into an agreement to sell its interest in the Barclays Global Investors asset management business, which includes BGI and BGI’s business of advising, sponsoring and distributing exchange-traded funds, to BlackRock, Inc. (“BlackRock”). Assuming receipt of the requisite regulatory approvals and the satisfaction of other conditions to the closing, the subsidiaries of Barclays operating the BGI business, including BGFA will be sold to BlackRock (the “Transaction”).

BGFA currently serves as the investment adviser to each Fund pursuant to an investment advisory agreement with the Trust (the “Current Advisory Agreement”). Under the 1940 Act, the Transaction, if consummated, will result in the automatic termination of the Current Advisory Agreement. In order for the management of each Fund to continue uninterrupted, the Board approved interim and new investment advisory agreements (the “New Advisory Agreements”) with the Trust, subject to shareholder approval.

BOARD CONSIDERATIONS IN APPROVING THE NEW ADVISORY AGREEMENTS

At an in-person Board meeting held on August 13, 2009, the Board, including the Independent Trustees, unanimously approved the New Advisory Agreements between BGFA and the Trust, on behalf of its Funds (except for the iShares Russell Top 200, iShares Russell Top 200 Growth and iShares Russell Top 200 Value Index Funds, which were approved at the September 2009 Board meeting – please see “Board Review and Approval of Current Investment Advisory Contract” discussion found elsewhere in this report) after consideration of all factors determined to be relevant to the Board’s deliberations, including those discussed below.

The Approval Process – At telephonic and in-person meetings held in June, July and August of this year, the Board, including the Independent Trustees, discussed the Transaction and the New Advisory Agreements for the Funds.

In preparation for their consideration of the New Advisory Agreements, the Trustees received, in response to a written due diligence request prepared by the Board and its independent counsel and provided to BlackRock, BGI and BGFA, comprehensive written information covering a range of issues and received, in response to their additional requests, further information in advance of and at the August 13, 2009 in-person Board meeting. To assist the Board in its consideration of the New Advisory Agreements, BlackRock provided materials and information about itself, including its history, management, investment, risk management and compliance capabilities and processes, and financial condition, and BGFA provided materials and information about the Transaction. In addition, the Independent Trustees consulted with their independent legal counsel and Fund counsel on numerous occasions, discussing, among other things, the legal standards and certain other considerations relevant to the Board’s deliberations.

In June 2009, the Board had performed a full annual review of, or initially approved, as applicable, the current Investment Advisory Agreement between BGFA and the Trust, on behalf of its Funds for each Fund as required by the 1940 Act and, after reviewing, among other things, the investment capabilities, resources and personnel of BGFA, determined that the nature, extent and quality of the services provided by BGFA under the Current Advisory Agreements were appropriate. The Board also determined that the advisory fees paid by each Fund, taking into account any applicable agreed-upon fee waivers and breakpoints, were fair and reasonable in light of the services provided, the costs to BGFA of providing those services, economies of scale, the fees and other expenses paid by similar funds (including information provided by Lipper, Inc. (“Lipper”)), and such other circumstances as the Trustees considered relevant in the exercise of their reasonable judgment. The Board approved the Current Advisory Agreements on June 17, 2009.

In advance of the June 2009 Board meeting, the Board requested and received materials specifically relating to each Fund’s Current Advisory Agreement. These materials were prepared for each Fund, and included information (i) compiled by Lipper on the fees and expenses and the investment performance of the Fund as compared to a comparable group of funds as classified by Lipper; (ii) prepared by BGFA discussing market conditions generally; (iii) on the profitability to BGFA of the Current Advisory Agreements and other payments received by BGFA and its affiliates from the Funds; and (iv) provided by BGFA concerning services related to the valuation and pricing of Fund portfolio holdings, and direct and indirect benefits to BGFA and its affiliates from their relationship with the Fund.

BOARD REVIEW AND APPROVAL OF NEW INVESTMENT ADVISORY AGREEMENTS	83

Board Review and Approval of New Investment Advisory Agreements (Unaudited) (Continued)

iSHARES® TRUST

At the June 17, July 29 and August 13, 2009 Board meetings, the Trustees discussed with representatives of BGI, BGFA and BlackRock, the management, investment, risk management and compliance capabilities and processes, and financial condition of BlackRock, the Transaction and its rationale, and BlackRock’s general plans and intentions regarding BGFA and the Funds. At these Board meetings, representatives of BGI, BGFA and BlackRock made various presentations to, and responded to questions from, the Board. The Board also inquired about the plans for, and anticipated roles and responsibilities of, the employees and officers of BGFA in connection with the Transaction, including the anticipated senior management structure of BGFA following the completion of the Transaction. The Independent Trustees also conferred separately and with their independent legal counsel about the Transaction and other matters related to the Transaction on a number of occasions. After the presentations and after reviewing the written materials provided, the Independent Trustees met in executive sessions with their independent legal counsel at the June, July and August 2009 Board meetings to consider the Transaction, its expected impact on BGFA and the Funds, and the New Advisory Agreements.

In connection with the Board’s review of the New Advisory Agreements, BGI, BGFA and/or BlackRock, as applicable, provided the Board with information about a variety of matters. The Board considered, among other things, the following information:

•	the reputation, financial strength and resources of BlackRock and its investment advisory subsidiaries and the anticipated financial strength and resources of the combined company;

•

that there is not expected to be any diminution in the nature, quality and extent of services provided to the Funds and their shareholders by BGFA, including portfolio management and compliance services;

•

that BGFA and BlackRock have no present intention to alter the advisory fee rates and expense arrangements currently in effect for the Funds for a period of two years from the date of the closing of the Transaction;

•	that it is expected that substantially all of the current employees of BGFA will remain employees of BGFA and will continue to provide services to the Funds following the Transaction;

•

that the Funds may benefit from having direct access to BlackRock’s state of the art technology and risk management analytic tools, including investment tools, provided under the BlackRock Solutions® brand name;

•	that the Funds are expected to continue to be sold through existing distribution channels;

•	that the Funds will have access to greater distribution resources through BlackRock’s relationships with third party brokers and retirement plan platforms;

•	that the parties to the Transaction agreement have agreed to conduct their respective businesses in compliance with the conditions of Section 15(f) of the 1940 Act in relation to the Funds;

•

that Barclays or one of its affiliates has agreed to pay all expenses of the Funds in connection with the Board’s consideration of the New Advisory Agreements and all costs of seeking shareholder approval of the New Advisory Agreements; and

•

that Barclays and BlackRock would derive benefits from the Transaction and that, as a result, they may have a different financial interest in the matters that were being considered than do Fund shareholders.

84	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of New Investment Advisory Agreements (Unaudited) (Continued)

iSHARES® TRUST

The Board did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors discussed below. The Trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately in respect of each Fund. In their deliberations, the Trustees considered information received in connection with their most recent approval or continuation of each Current Advisory Agreement at the June 2009 Board meeting, in addition to information provided by BGI, BGFA and BlackRock regarding BlackRock and the Transaction, in connection with their evaluation of the terms and conditions of the New Advisory Agreements. The Trustees, including a majority of the Independent Trustees, concluded that the terms of the New Advisory Agreements are appropriate, that the fees to be paid are reasonable in light of the services to be provided to each Fund, and that the New Advisory Agreements should be approved and recommended to Fund shareholders. In voting to approve the New Advisory Agreements in respect of each Fund, the Board considered in particular the following factors:

The nature, extent and quality of services to be provided by BGFA and its affiliates – In connection with their consideration of the New Advisory Agreements, the Board considered representations by BGFA, BGI and BlackRock that there would be no diminution in the scope of services required of or provided by BGFA under the New Advisory Agreements for each Fund as compared to the scope of services provided by BGFA under the Current Advisory Agreement. In reviewing the scope of these services at the June and August 2009 Board meetings, the Board considered BGFA’s investment philosophy and experience, noting that BGFA and its affiliates have committed significant resources over time, including over the past year, including investments in technology and increasing the number of their employees supporting the Funds. The Board also considered BGFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board noted that it expects that these reports and discussions will continue following the consummation of the Transaction. In addition to the above considerations, the Board considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board further took into account that, with respect to most of the Funds, BGFA does not serve as investment adviser for other series of registered investment companies with substantially similar investment objectives and strategies; therefore, directly comparable performance information was generally not available for most Funds. The Board also considered each Fund’s record of performing in accordance with its investment objective.

In connection with the investment advisory services to be provided under the New Advisory Agreements, the Board took into account detailed discussions with representatives of BGFA at the June 2009 Board meeting and at prior Board meetings regarding the management of each Fund. In addition to the investment advisory services to be provided to the Funds, the Board, at the August 2009 Board meeting, considered that BGFA also will continue to provide management and administrative services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Funds, and that these services were expected to be consistent with the services BGFA currently performs under the Current Advisory Agreements.

The Board noted the representations of BGFA, BGI and BlackRock that the Transaction was not expected to have any adverse effect on the resources and strengths of BGFA in managing the Funds. The Board also considered that the Funds and their shareholders may benefit from having direct access to BlackRock’s state of the art technology and risk management analytic tools, including the investment tools provided under the BlackRock Solutions® brand name. The Board discussed BlackRock’s current financial condition, its anticipated financial condition following the completion of the Transaction and its lines of business. The Board also discussed BGFA’s anticipated financial condition following the completion of the Transaction. The Board discussed BlackRock’s current ownership structure and expected ownership structure following the completion of the Transaction. The Board was advised that BlackRock operates as an independent firm, with its own Board of Directors and no majority shareholder. The Board was also advised that while BlackRock’s largest shareholders, Merrill Lynch, a wholly owned subsidiary of Bank of America, and PNC, are important clients and strategic partners of BlackRock, they are not involved in the firm’s day-to-day management or operations.

BOARD REVIEW AND APPROVAL OF NEW INVESTMENT ADVISORY AGREEMENTS	85

Board Review and Approval of New Investment Advisory Agreements (Unaudited) (Continued)

iSHARES® TRUST

Based on the discussions held and the materials presented at the June, July and August 2009 Board meetings and prior Board meetings, the Board determined that the Transaction would not likely cause an adverse change in the nature, extent and quality of the services to be provided by BGFA under the New Advisory Agreements compared with the services provided by BGFA under the Current Advisory Agreements and that the Board expects that the quality of such services will continue to be appropriate.

Funds’ expenses and performance of the Funds – The Board received and reviewed statistical information prepared by Lipper at the June 2009 meeting and also received information at prior meetings regarding the expense ratio components of the Funds, including advisory fees, waivers and reimbursements, and gross and net total expenses, in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising a Fund’s peer group pursuant to Lipper’s proprietary methodology and, for certain Funds, registered investment companies that would otherwise have been excluded from Lipper’s comparison group due to certain differentiating factors, but were nonetheless included at the request of BGFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by most of the Funds, the Lipper Groups sometimes included mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to certain Funds.

The Board noted that the investment advisory fees and overall expenses for the Funds were generally lower than the median or average investment advisory fee rates and overall expenses of the Funds in their Lipper Groups with respect to the Current and New Advisory Agreements. The Board took into account that the fee rates for each Fund under the New Advisory Agreements are identical to the fee rates under the respective Current Advisory Agreements. Further, the Board noted that representatives of BGFA and BlackRock had confirmed that there is no present intention to alter the advisory fee rates, expense waivers or expense reimbursements currently in effect for the Funds for a period of two years from the date of the closing of the Transaction.

In addition to reviewing the fees and expenses, the Board noted that it regularly reviews each Fund’s performance and at the June 2009 meeting reviewed statistical information prepared by Lipper regarding the performance of each Fund for the quarter-end, one-, three-, five- and ten-year periods, as applicable, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Groups track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of the relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their performance benchmark indices over the relevant periods. In considering this information, the Board took into account that the Lipper Groups include funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its benchmark index and that during the prior year the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indices. This comparative performance information was also considered by the Board. The Board considered BGFA’s substantial investment advisory experience and capabilities, as well as the possibility of additional resources and support from BlackRock following the completion of the Transaction, but noted that the effect, if any, the consummation of the Transaction would have on the future performance of the Funds could not be predicted.

Based on this review, the Board had concluded that the investment advisory fee rates and expense levels and the historical performance of each Fund, as compared to the investment advisory fee rates and expense levels and performance of the funds in the relevant Lipper Group, were satisfactory for the purposes of approving the Current Advisory Agreements and concluded that these comparisons continued to be satisfactory for the purpose of approving the New Advisory Agreements.

86	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of New Investment Advisory Agreements (Unaudited) (Continued)

iSHARES® TRUST

Cost of services provided and profits realized by BGFA from the relationship with each Fund – The Board considered that at the June 2009 Board meeting and at prior meetings, it had reviewed information about the profitability of BGFA with respect to the Funds based on the fees payable to BGFA and its affiliates (including fees under the Current Advisory Agreements), and all other sources of revenue and expense to BGFA and its affiliates from the Funds’ operations for the last calendar year. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BGI from securities lending by the Companies (including any securities lending by the Funds). The Board also discussed BGFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below).

In evaluating the costs of the services to be provided by BGFA under the New Advisory Agreements, the Board considered, among other things, whether advisory fee rates or other expenses would change as a result of the Transaction. The Board noted that the New Advisory Agreements are similar to the Current Advisory Agreements, including the fact that the fee rates under the Agreements are identical and that representatives of BGFA and BlackRock represented that there is no present intention due to the Transaction to alter the advisory fee rates, expense waiver or expense reimbursements currently in effect for the Funds for a period of two years from the date of the closing of the Transaction. It was noted that it was not possible to predict how the Transaction would affect BGFA’s profitability from its relationship with the Funds. Potential cost savings had been described by BlackRock representatives that may be achieved by BlackRock immediately following the Transaction, but even if all of such savings were realized by BGFA in connection with the management of the Funds, BGFA’s profitability in respect of the Funds was not expected to increase in a significant respect. BGFA, BlackRock and the Board discussed how profitability will be calculated and presented to the Board following the Transaction, and the Board reviewed BlackRock’s 2008 profitability methodology with respect to its registered funds. The Board expects to receive profitability information from BGFA on at least an annual basis following the completion of the Transaction and thus be in a position to evaluate whether any adjustments in Fund fees would be appropriate.

The extent to which economies of scale would be realized as a Fund grows and whether fee levels would reflect such economies of scale – In connection with its review of the Funds’ profitability analysis at the June 2009 meeting, the Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets. At the June 2009 Board meeting, the Board also reviewed BGFA’s historic profitability as investment adviser to the iShares fund complex and noted that BGFA had continued to make significant investments in the iShares fund complex, that expenses had grown at a pace similar to the growth in revenue, and that BGFA had incurred operating losses during earlier years when the iShares funds, including the Funds, had not yet reached scale. The Board further noted that the Current and New Advisory Agreements provide for breakpoints in certain Funds’ investment advisory fee rates as the assets of the Funds, on an aggregated basis with the assets of certain other Funds, increase and that breakpoints were implemented the previous year for certain Funds. The Board noted that for certain other Funds, the Current and New Advisory Agreements do not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase; however, the Board further noted that possible future economies of scale for those Funds had, in many cases, been taken into consideration by fixing the investment advisory fees at rates at the lower end of the marketplace, effectively giving Fund shareholders, from inception, the benefits of the lower average fee shareholders may have received from a fee structure with declining breakpoints where the initial fee was higher. At the June 2009 Board meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fee rates, with the breakpoints for certain Funds, reflected appropriate sharing of economies of scale with the Funds’ shareholders.

The Board noted representations from BGFA and BlackRock that BGFA will continue to make significant investments in the iShares fund complex and the infrastructure supporting the Funds. The Board determined that changes to the fee structure were not currently necessary and that the Funds appropriately participate in economies of scale. It was noted that it was not possible to evaluate how the Transaction would create opportunities for additional economies of scale. The Board expects to consider economies of scale on at least an annual basis following completion of the Transaction and thus be in a position to evaluate additional economies of scale, if any.

BOARD REVIEW AND APPROVAL OF NEW INVESTMENT ADVISORY AGREEMENTS	87

Board Review and Approval of New Investment Advisory Agreements (Unaudited) (Continued)

iSHARES® TRUST

Fees and services provided for other comparable funds/accounts managed by BGFA and its Affiliates – At the June 2009 Board meeting, the Board received and considered certain information regarding the Funds’ annual investment advisory fee rates under the Current Advisory Agreements in comparison to the investment advisory/management fee rates for other funds/accounts for which BGFA or BGI provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts (together, the “Other Accounts”). The Board noted that directly comparable investment advisory/management fee information was not available for many of the Funds, as BGFA and its affiliates do not manage any Other Accounts with substantially similar investment objectives and strategies as many of the Funds. The Board noted, however, that BGFA provided the Board with general information regarding how the level of services provided to the Other Accounts differed from the level of services provided to the Funds. Furthermore, in reviewing the comparative investment advisory/management fee information for the Funds for which such information was available, the Board considered the general structure of investment advisory/management fees in relation to the nature and extent of services provided to the Funds in comparison with the nature and extent of services provided to the Other Accounts, including, among other things, the level of complexity in managing the Funds and the Other Accounts under differing regulatory requirements and client guidelines. The Board noted that the investment advisory fee rates under the Current Advisory Agreements for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts for which BGFA or BGI provides investment advisory/management services, but that the differences appeared to be attributable to, among other things, the type and level of services provided and/or the asset levels of the Other Accounts. Based on this review, the Board determined that the investment advisory fee rates under the Current and New Advisory Agreements do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Current and New Advisory Agreements are fair and reasonable.

Other benefits to BGFA and its affiliates, including fall-out benefits – In evaluating the fall-out and any other ancillary benefits received by BGFA under the Current Advisory Agreements, the Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Funds by BGFA or its affiliates, such as any payment of revenue to BGI, the Trust’s current securities lending agent, for loaning any portfolio securities, and payment of advisory fees and/or administration fees to BGFA and BGI in connection with any investments by the Funds in other funds for which BGFA provides investment advisory services and/or BGI provides administration services. The Board noted that while revenue to BGI in connection with securities lending agency services to the Funds increased overall as against the previous year, overall revenue increased by approximately the same percentage as overall expenses. The Board noted that BGFA does not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through an affiliate of BGFA or purchased from an underwriting syndicate in which an Adviser affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. Any fall-out or ancillary benefits as a result of the Transaction were difficult to quantify with certainty at this time, and the Board indicated that it would continue to evaluate them going forward.

Conclusion – The Board examined the totality of the information they were provided at the June, July and August 2009 Board meetings, and information they received at other meetings held during the past year, and did not identify any single factor discussed previously as controlling. Based on this analysis, the Board determined that the New Advisory Agreements, including the investment advisory fee rates thereunder, are fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Funds and their shareholders to unanimously approve the New Advisory Agreements.

88	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	89

Notes:

90	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	91

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares Russell Domestic Index Funds	Trading Symbol
iShares Russell 3000	IWV
iShares Russell 3000 Growth	IWZ
iShares Russell 3000 Value	IWW
iShares Russell Top 200	IWL
iShares Russell Top 200 Growth	IWY
iShares Russell Top 200 Value	IWX
iShares Russell 1000	IWB
iShares Russell 1000 Growth	IWF
iShares Russell 1000 Value	IWD
iShares Russell Midcap	IWR
iShares Russell Midcap Growth	IWP
iShares Russell Midcap Value	IWS
iShares Russell 2000	IWM
iShares Russell 2000 Growth	IWO
iShares Russell 2000 Value	IWN
iShares Russell Microcap	IWC

iShares S&P Domestic Index Funds
iShares S&P 1500	ISI
iShares S&P 100	OEF
iShares S&P 500	IVV
iShares S&P 500 Growth	IVW
iShares S&P 500 Value	IVE
iShares S&P MidCap 400	IJH
iShares S&P MidCap 400 Growth	IJK
iShares S&P MidCap 400 Value	IJJ
iShares S&P SmallCap 600	IJR
iShares S&P SmallCap 600 Growth	IJT
iShares S&P SmallCap 600 Value	IJS

iShares Morningstar Domestic Index Funds
iShares Morningstar Large Core	JKD
iShares Morningstar Large Growth	JKE
iShares Morningstar Large Value	JKF
iShares Morningstar Mid Core	JKG
iShares Morningstar Mid Growth	JKH
iShares Morningstar Mid Value	JKI
iShares Morningstar Small Core	JKJ
iShares Morningstar Small Growth	JKK
iShares Morningstar Small Value	JKL

iShares Dow Jones Domestic Index Funds
iShares Dow Jones U.S.	IYY

iShares KLD Socially Responsible Index Funds
iShares FTSE KLD 400 Social	DSI
iShares FTSE KLD Select Social	KLD

iShares NYSE Domestic Index Funds
iShares NYSE Composite	NYC
iShares NYSE 100	NY

iShares Domestic Specialty Index Funds	Trading Symbol
iShares S&P U.S. Preferred Stock	PFF
iShares Dow Jones Select Dividend	DVY

iShares North American Sector/Subsector Index Funds
iShares S&P North American Technology Sector	IGM
iShares S&P North American Technology-Multimedia Networking	IGN
iShares S&P North American Technology-Semiconductors	IGW
iShares S&P North American Technology-Software	IGV
iShares S&P North American Natural Resources Sector	IGE

iShares Domestic Sector Index Funds
iShares Dow Jones U.S. Basic Materials Sector	IYM
iShares Dow Jones U.S. Consumer Goods Sector	IYK
iShares Dow Jones U.S. Consumer Services Sector	IYC
iShares Dow Jones U.S. Energy Sector	IYE
iShares Dow Jones U.S. Financial Sector	IYF
iShares Dow Jones U.S. Healthcare Sector	IYH
iShares Dow Jones U.S. Industrial Sector	IYJ
iShares Dow Jones U.S. Technology Sector	IYW
iShares Dow Jones U.S. Telecommunications Sector	IYZ
iShares Dow Jones U.S. Utilities Sector	IDU

iShares Domestic Subsector Index Funds
iShares Dow Jones Transportation Average	IYT
iShares Dow Jones U.S. Aerospace & Defense	ITA
iShares Dow Jones U.S. Broker-Dealers	IAI
iShares Dow Jones U.S. Financial Services	IYG
iShares Dow Jones U.S. Healthcare Providers	IHF
iShares Dow Jones U.S. Home Construction	ITB
iShares Dow Jones U.S. Insurance	IAK
iShares Dow Jones U.S. Medical Devices	IHI
iShares Dow Jones U.S. Oil & Gas Exploration & Production	IEO
iShares Dow Jones U.S. Oil Equipment & Services	IEZ
iShares Dow Jones U.S. Pharmaceuticals	IHE
iShares Dow Jones U.S. Regional Banks	IAT
iShares Nasdaq Biotechnology	IBB

iShares Domestic Real Estate Index Funds
iShares Cohen & Steers Realty Majors	ICF
iShares Dow Jones U.S. Real Estate	IYR
iShares FTSE NAREIT Real Estate 50	FTY
iShares FTSE NAREIT Industrial/Office Capped	FIO
iShares FTSE NAREIT Mortgage Plus Capped	REM
iShares FTSE NAREIT Residential Plus Capped	REZ
iShares FTSE NAREIT Retail Capped	RTL

iShares Target Risk Index Funds
iShares S&P Conservative Allocation	AOK
iShares S&P Moderate Allocation	AOM
iShares S&P Growth Allocation	AOR
iShares S&P Aggressive Allocation	AOA

92	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds (Continued)

iShares International Country Index Funds	Trading Symbol
iShares FTSE China (HK Listed)	FCHI
iShares FTSE/Xinhua China 25	FXI
iShares MSCI Australia	EWA
iShares MSCI Austria Investable Market	EWO
iShares MSCI Belgium Investable Market	EWK
iShares MSCI Brazil	EWZ
iShares MSCI Canada	EWC
iShares MSCI Chile Investable Market	ECH
iShares MSCI France	EWQ
iShares MSCI Germany	EWG
iShares MSCI Hong Kong	EWH
iShares MSCI Israel Capped Investable Market	EIS
iShares MSCI Italy	EWI
iShares MSCI Japan	EWJ
iShares MSCI Japan Small Cap	SCJ
iShares S&P/TOPIX 150	ITF
iShares MSCI Malaysia	EWM
iShares MSCI Mexico Investable Market	EWW
iShares MSCI Netherlands Investable Market	EWN
iShares MSCI All Peru Capped	EPU
iShares MSCI Singapore	EWS
iShares MSCI South Africa	EZA
iShares MSCI South Korea	EWY
iShares MSCI Spain	EWP
iShares MSCI Sweden	EWD
iShares MSCI Switzerland	EWL
iShares MSCI Taiwan	EWT
iShares MSCI Thailand Investable Market	THD
iShares MSCI Turkey Investable Market	TUR
iShares MSCI United Kingdom	EWU

iShares International Index Funds
iShares MSCI ACWI ex US	ACWX
iShares MSCI EAFE	EFA
iShares MSCI EAFE Growth	EFG
iShares MSCI EAFE Value	EFV
iShares MSCI EAFE Small Cap	SCZ
iShares FTSE Developed Small Cap ex-North America	IFSM
iShares MSCI Emerging Markets	EEM
iShares MSCI Emerging Markets Eastern Europe	ESR
iShares S&P Emerging Markets Infrastructure	EMIF
iShares MSCI BRIC	BKF
iShares MSCI EMU	EZU
iShares MSCI All Country Asia ex Japan	AAXJ
iShares MSCI Pacific ex-Japan	EPP
iShares S&P Asia 50	AIA
iShares S&P Europe 350	IEV
iShares S&P Latin America 40	ILF

iShares International/Global Real Estate Index Funds
iShares S&P Developed ex-U.S. Property	WPS
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S.	IFGL
iShares FTSE EPRA/NAREIT Developed Asia	IFAS
iShares FTSE EPRA/NAREIT Developed Europe	IFEU
iShares FTSE EPRA/NAREIT North America	IFNA

iShares International Specialty Index Funds
iShares Dow Jones International Select Dividend	IDV

iShares Target Date Index Funds	Trading Symbol
iShares S&P Target Date Retirement Income	TGR
iShares S&P Target Date 2010	TZD
iShares S&P Target Date 2015	TZE
iShares S&P Target Date 2020	TZG
iShares S&P Target Date 2025	TZI
iShares S&P Target Date 2030	TZL
iShares S&P Target Date 2035	TZO
iShares S&P Target Date 2040	TZV

iShares Global Index Funds
iShares MSCI ACWI	ACWI
iShares S&P Global 100	IOO
iShares MSCI Kokusai	TOK

iShares Global Sector Index Funds
iShares S&P Global Consumer Discretionary Sector	RXI
iShares S&P Global Consumer Staples Sector	KXI
iShares S&P Global Energy Sector	IXC
iShares S&P Global Financials Sector	IXG
iShares S&P Global Healthcare Sector	IXJ
iShares S&P Global Industrials Sector	EXI
iShares S&P Global Materials Sector	MXI
iShares S&P Global Technology Sector	IXN
iShares S&P Global Telecommunications Sector	IXP
iShares S&P Global Utilities Sector	JXI

iShares Global Theme Based Index Funds
iShares S&P Global Clean Energy	ICLN
iShares S&P Global Infrastructure	IGF
iShares S&P Global Nuclear Energy	NUCL
iShares S&P Global Timber & Forestry	WOOD

iShares U.S. Multisector Bond Funds
iShares Barclays Aggregate	AGG
iShares Barclays Government/Credit	GBF
iShares Barclays Intermediate Government/Credit	GVI

iShares U.S. Government Bond Funds
iShares Barclays Short Treasury	SHV
iShares Barclays 1-3 Year Treasury	SHY
iShares Barclays 3-7 Year Treasury	IEI
iShares Barclays 7-10 Year Treasury	IEF
iShares Barclays 10-20 Year Treasury	TLH
iShares Barclays 20+ Year Treasury	TLT
iShares Barclays TIPS	TIP
iShares Barclays Agency	AGZ

iShares U.S. Credit Bond Funds
iShares Barclays Credit	CFT
iShares Barclays 1-3 Year Credit	CSJ
iShares Barclays Intermediate Credit	CIU
iShares iBoxx $ Investment Grade Corporate	LQD
iShares iBoxx $ High Yield Corporate	HYG

iShares U.S. Securitized Bond Funds
iShares Barclays MBS	MBB

iSHARES FAMILY OF FUNDS	93

The iShares® Family of Funds (Continued)

iShares AMT-Free Municipal Bond Funds	Trading Symbol
iShares S&P National AMT-Free Municipal	MUB
iShares S&P Short Term National AMT-Free Municipal	SUB
iShares S&P California AMT-Free Municipal	CMF
iShares S&P New York AMT-Free Municipal	NYF

iShares International Bond Funds	Trading Symbol
iShares JPMorgan USD Emerging Markets	EMB
iShares S&P/Citigroup International Treasury	IGOV
iShares S&P/Citigroup 1-3 Year International Treasury	ISHG

iShares® is a registered trademark of Barclays Global Investors, N.A. (“BGI”). The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, J.P. Morgan Securities Inc., MSCI Inc., Morningstar Inc., The NASDAQ OMX Group, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Frank Russell Company or Standard & Poor’s, nor are they sponsored or endorsed by Barclays Capital. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above except Barclays Capital, which is an affiliate of BGI. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50/Residential/Retail/Mortgage REITs or Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Global Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT, and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited. “NAREIT®” is a trademark of NAREIT; “EPRA®” is a trademark of EPRA.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2009 Semi-Annual Report.

iS-1437-1009

94	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

Once you have enrolled, you will no longer receive shareholder reports and prospectuses in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com and is available to be viewed or downloaded.

To sign up for electronic delivery, please follow these simple steps:

1. Go to www.icsdelivery.com.

2. From the main page, select the first letter of your brokerage firm’s name.

3. Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

4. Fill out the appropriate information and provide the e-mail address where you would like your notifications sent.

Your information and e-mail address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

For more information:

WWW.iSHARES.COM

1-800-iShares (1-800-474-2737)

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. BGFA is a subsidiary of Barclays Global Investors, N.A. (BGI), neither of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Frank Russell Company, nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the company listed above.

©2009 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

The Funds’ complete schedules of portfolio holdings for this report are also available without charge, upon request, by calling toll-free 1-800-474-2737.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

iS-SAR-35-0909

LET’S BUILD A BETTER INVESTMENT WORLD®. iShares®

» Would you prefer to receive materials like this electronically? See inside back cover for details. iSHARES® 2009 SEMI-ANNUAL REPORT TO SHAREHOLDERS RUSSELL SERIES SEPTEMBER 30, 2009 iShares Russell 3000 Index Fund | IWV | NYSE Arca iShares Russell 3000 Growth Index Fund | IWZ | NYSE Arca iShares Russell 3000 Value Index Fund | IWW | NYSE Arca iShares Russell Microcap Index Fund | IWC | NYSE Arca iShares Russell Midcap Index Fund | IWR | NYSE Arca iShares Russell Midcap Growth Index Fund | IWP | NYSE Arca iShares Russell Midcap Value Index Fund | IWS | NYSE Arca

Fund Performance Overview

iSHARES® RUSSELL 3000 INDEX FUNDS

Performance as of September 30, 2009

	Average Annual Total Returns

	Year Ended 9/30/09			Five Years Ended 9/30/09			Inception to 9/30/09

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Russell 3000	(6.42)%	(7.49)%	(6.42)%	1.46%	1.45%	1.56%	(0.60)%	(0.62)%	(0.45)%
Russell 3000 Growth	(2.37)%	(3.02)%	(2.19)%	1.75%	1.73%	1.96%	(5.48)%	(5.49)%	(5.28)%
Russell 3000 Value	(10.77)%	(11.27)%	(10.79)%	0.81%	0.78%	0.96%	2.65%	2.62%	2.84%

	Cumulative Total Returns

	Year Ended 9/30/09			Five Years Ended 9/30/09			Inception to 9/30/09

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Russell 3000	(6.42)%	(7.49)%	(6.42)%	7.52%	7.47%	8.05%	(5.51)%	(5.67)%	(4.15)%
Russell 3000 Growth	(2.37)%	(3.02)%	(2.19)%	9.05%	8.96%	10.19%	(40.44)%	(40.50)%	(39.25)%
Russell 3000 Value	(10.77)%	(11.27)%	(10.79)%	4.11%	3.97%	4.89%	27.14%	26.88%	29.41%

Total returns for the periods since inception are calculated from the inception date of each Fund (5/22/00, 7/24/00 and 7/24/00, respectively). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that each Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (5/26/00, 7/28/00 and 7/28/00, respectively), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

The iShares Russell 3000 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 3000® Index (the “Index”). The Index measures the performance of the broad U.S. equity market. The Index is a float-adjusted capitalization-weighted index of the largest public issuers domiciled in the U.S. and its territories. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2009, the total return for the Fund was 35.74%*, while the total return for the Index was 35.87%.

FUND PERFORMANCE OVERVIEWS	1

Fund Performance Overview (Continued)

iSHARES® RUSSELL 3000 INDEX FUNDS

iShares Russell 3000 Index Fund (Continued)

PORTFOLIO ALLOCATION

As of 9/30/09

Sector	Percentage of Net Assets
Consumer Non-Cyclical	22.78%

Financial	15.69

Technology	12.51

Energy	10.93

Communications	10.86

Industrial	10.84

Consumer Cyclical	9.16

Utilities	3.74

Basic Materials	3.26

Diversified	0.07

Short-Term and Other Net Assets	0.16

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/09

Security	Percentage of Net Assets
Exxon Mobil Corp.	2.93%

Microsoft Corp.	1.75

General Electric Co.	1.52

Procter & Gamble Co. (The)	1.48

Johnson & Johnson	1.47

Apple Inc.	1.45

JPMorgan Chase & Co.	1.44

AT&T Inc.	1.40

International Business Machines Corp.	1.38

Bank of America Corp.	1.28

TOTAL	16.10%

The iShares Russell 3000 Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 3000® Growth Index (the “Growth Index”). The Growth Index measures the performance of the growth sector of the broad U.S. equity market. The Growth Index is a subset of the Russell 3000® Index and measures the performance of equity securities of Russell 3000® Index issuers with relatively higher price-to-book ratios and higher forecasted growth. The Growth Fund invests in a representative sample of securities included in the Growth Index that collectively has an investment profile similar to the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the six-month period ended September 30, 2009, the total return for the Growth Fund was 33.13%*, while the total return for the Growth Index was 33.32%.

PORTFOLIO ALLOCATION

As of 9/30/09

Sector	Percentage of Net Assets
Consumer Non-Cyclical	32.02%

Technology	21.22

Consumer Cyclical	12.51

Communications	10.78

Industrial	10.31

Financial	4.98

Energy	4.41

Basic Materials	2.73

Utilities	0.81

Diversified	0.09

Short-Term and Other Net Assets	0.14

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/09

Security	Percentage of Net Assets
Microsoft Corp.	3.52%

Apple Inc.	2.92

International Business Machines Corp.	2.79

Cisco Systems Inc.	2.39

Johnson & Johnson	2.29

Google Inc. Class A	2.09

Procter & Gamble Co. (The)	1.95

Wal-Mart Stores Inc.	1.91

Coca-Cola Co. (The)	1.72

Philip Morris International Inc.	1.69

TOTAL	23.27%

2	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® RUSSELL 3000 INDEX FUNDS

The iShares Russell 3000 Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 3000® Value Index (the “Value Index”). The Value Index measures the performance of the value sector of the broad U.S. equity market. The Value Index is a subset of the Russell 3000® Index and measures the performance of equity securities of Russell 3000® Index issuers with relatively lower price-to-book ratios and lower forecasted growth. The Value Fund invests in a representative sample of securities included in the Value Index that collectively has an investment profile similar to the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the six-month period ended September 30, 2009, the total return for the Value Fund was 38.36%*, while the total return for the Value Index was 38.52%.

PORTFOLIO ALLOCATION

As of 9/30/09

Sector	Percentage of Net Assets
Financial	26.27%

Energy	17.38

Consumer Non-Cyclical	13.63

Industrial	11.40

Communications	10.96

Utilities	6.63

Consumer Cyclical	5.84

Technology	3.93

Basic Materials	3.77

Diversified	0.06

Short-Term and Other Net Assets	0.13

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/09

Security	Percentage of Net Assets
Exxon Mobil Corp.	4.32%

General Electric Co.	3.02

JPMorgan Chase & Co.	2.86

AT&T Inc.	2.77

Bank of America Corp.	2.55

Chevron Corp.	2.45

Wells Fargo & Co.	1.99

Pfizer Inc.	1.94

Goldman Sachs Group Inc. (The)	1.51

Verizon Communications Inc.	1.50

TOTAL	24.91%

*	Certain sectors and markets performed exceptionally well based on market conditions during the six-month period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

FUND PERFORMANCE OVERVIEWS	3

Fund Performance Overview

iSHARES® RUSSELL MICROCAP INDEX FUND

Performance as of September 30, 2009

The iShares Russell Microcap Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Microcap® Index (the “Index”). The Index measures the microcap sector of the U.S. equity market. The Index is a float-adjusted capitalization-weighted index and includes equity securities issued by issuers with total market capitalizations ranging from approximately $35 million to $600 million, although this range may change from time to time. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2009, the total return for the Fund was 49.37%, while the total return for the Index was 51.06%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 9/30/09			Inception to 9/30/09			Inception to 9/30/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(10.04)%	(10.60)%	(7.93)%	(4.81)%	(4.83)%	(3.76)%	(18.45)%	(18.51)%	(14.68)%

Total returns for the period since inception are calculated from the inception date of the Fund (8/12/05). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Index performance reflects the Russell Microcap XTM Index through July 1, 2006 and the Russell Microcap® Index thereafter.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (8/16/05), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION

As of 9/30/09

Sector	Percentage of Net Assets
Consumer Non-Cyclical	24.76%

Financial	22.10

Consumer Cyclical	12.30

Technology	11.06

Industrial	10.85

Communications	10.01

Basic Materials	4.28

Energy	3.17

Utilities	1.13

Diversified	0.09

Short-Term and Other Net Assets	0.25

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/09

Security	Percentage of Net Assets
Georgia Gulf Corp.	0.44%

Radian Group Inc.	0.39

Schweitzer-Mauduit International Inc.	0.38

VIVUS Inc.	0.35

Veeco Instruments Inc.	0.34

US Airways Group Inc.	0.34

Dana Holding Corp.	0.31

ArvinMeritor Inc.	0.26

Dollar Thrifty Automotive Group Inc.	0.24

First Financial Bancorp	0.24

TOTAL	3.29%

4	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® RUSSELL MIDCAP INDEX FUNDS

Performance as of September 30, 2009

	Average Annual Total Returns

	Year Ended 9/30/09			Five Years Ended 9/30/09			Inception to 9/30/09

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Russell Midcap	(3.60)%	(3.78)%	(3.55)%	3.77%	3.76%	3.89%	4.83%	4.81%	4.95%
Russell Midcap Growth	(0.60)%	(0.83)%	(0.40)%	3.54%	3.56%	3.75%	2.42%	2.40%	2.65%
Russell Midcap Value	(7.09)%	(7.28)%	(7.12)%	3.44%	3.44%	3.53%	5.82%	5.81%	5.96%

	Cumulative Total Returns

	Year Ended 9/30/09			Five Years Ended 9/30/09			Inception to 9/30/09

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Russell Midcap	(3.60)%	(3.78)%	(3.55)%	20.31%	20.29%	21.02%	47.23%	47.10%	48.71%
Russell Midcap Growth	(0.60)%	(0.83)%	(0.40)%	18.97%	19.09%	20.21%	21.73%	21.53%	23.95%
Russell Midcap Value	(7.09)%	(7.28)%	(7.12)%	18.42%	18.44%	18.94%	59.13%	59.01%	60.83%

Total returns for the period since inception are calculated from the inception date of each Fund (7/17/01). “Average Annual Total Returns “represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that each Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (7/20/01), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

The iShares Russell Midcap Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Midcap® Index (the “Index”). The Index measures the performance of the mid-capitalization sector of the U.S. equity market. The Index is a float-adjusted capitalization-weighted index of the 800 smallest issuers in the Russell 1000® Index. The Index includes equity securities issued by issuers which range in size between approximately $1 billion and $20 billion, although this range may change from time to time. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2009, the total return for the Fund was 45.53%*, while the total return for the Index was 45.71%.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUNDS

iShares Russell Midcap Index Fund (Continued)

PORTFOLIO ALLOCATION As of 9/30/09
Sector	Percentage of Net Assets
Financial	18.63%

Consumer Non-Cyclical	17.69

Industrial	13.49

Consumer Cyclical	11.97

Technology	11.65

Energy	7.96

Utilities	6.85

Communications	6.26

Basic Materials	5.06

Diversified	0.27

Short-Term and Other Net Assets	0.17

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/09
Security	Percentage of Net Assets
TJX Companies Inc. (The)	0.53%

Avon Products Inc.	0.50

Precision Castparts Corp.	0.49

Marsh & McLennan Companies Inc.	0.44

H.J. Heinz Co.	0.43

Lorillard Inc.	0.43

Spectra Energy Corp.	0.42

Sempra Energy	0.42

T. Rowe Price Group Inc.	0.40

Noble Energy Inc.	0.39

TOTAL	4.45%

The iShares Russell Midcap Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Midcap® Growth Index (the “Growth Index”). The Growth Index measures the performance of the mid-capitalization growth sector of the U.S. equity market. The Growth Index is a subset of the Russell Midcap® Index and measures the performance of equity securities of Russell Midcap® Index issuers with relatively higher price-to-book ratios and higher forecasted growth. The Growth Fund invests in a representative sample of securities included in the Growth Index that collectively has an investment profile similar to the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the six-month period ended September 30, 2009, the total return for the Growth Fund was 41.69%*, while the total return for the Growth Index was 41.89%.

PORTFOLIO ALLOCATION As of 9/30/09
Sector	Percentage of Net Assets
Consumer Non-Cyclical	24.17%

Technology	18.39

Industrial	16.18

Consumer Cyclical	14.89

Financial	7.98

Energy	5.89

Communications	5.68

Basic Materials	3.64

Utilities	2.75

Diversified	0.34

Short-Term and Other Net Assets	0.09

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/09
Security	Percentage of Net Assets
TJX Companies Inc. (The)	1.09%

Avon Products Inc.	1.03

Precision Castparts Corp.	1.01

T. Rowe Price Group Inc.	0.83

PPL Corp.	0.81

Cognizant Technology Solutions Corp. Class A	0.80

Lorillard Inc.	0.78

Ecolab Inc.	0.78

Coach Inc.	0.75

H.J. Heinz Co.	0.72

TOTAL	8.60%

6	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUNDS

The iShares Russell Midcap Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Midcap® Value Index (the “Value Index”). The Value Index measures the performance of the mid-capitalization value sector of the U.S. equity market. The Value Index is a subset of the Russell Midcap® Index and measures the performance of equity securities of Russell Midcap® Index issuers with relatively lower price-to-book ratios and lower forecasted growth. The Value Fund invests in a representative sample of securities included in the Value Index that collectively has an investment profile similar to the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the six-month period ended September 30, 2009, the total return for the Value Fund was 49.26%*, while the total return for the Value Index was 49.51%.

PORTFOLIO ALLOCATION As of 9/30/09
Sector	Percentage of Net Assets
Financial	28.54%

Consumer Non-Cyclical	11.63

Industrial	11.03

Utilities	10.69

Energy	9.90

Consumer Cyclical	9.25

Communications	6.79

Basic Materials	6.40

Technology	5.39

Diversified	0.20

Short-Term and Other Net Assets	0.18

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/09
Security	Percentage of Net Assets
Spectra Energy Corp.	0.81%

Sempra Energy	0.81

Marsh & McLennan Companies Inc.	0.79

Noble Energy Inc.	0.76

Aon Corp.	0.75

SunTrust Banks Inc.	0.75

Consolidated Edison Inc.	0.74

Murphy Oil Corp.	0.73

Edison International	0.73

Progress Energy Inc.	0.72

TOTAL	7.59%

*	Certain sectors and markets performed exceptionally well based on market conditions during the six-month period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

FUND PERFORMANCE OVERVIEWS	7

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other Funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2009 to September 30, 2009.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (4/1/09)	Ending Account Value (9/30/09)	Annualized Expense Ratio	Expenses Paid During Period[a] (4/1/09 to 9/30/09)
Russell 3000
Actual	$1,000.00	$1,357.40	0.20%	$1.18
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.20	1.01
Russell 3000 Growth
Actual	1,000.00	1,331.30	0.25	1.46
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.25	1.27
Russell 3000 Value
Actual	1,000.00	1,383.60	0.25	1.49
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.25	1.27
Russell Microcap
Actual	1,000.00	1,493.70	0.60	3.75
Hypothetical (5% return before expenses)	1,000.00	1,022.10	0.60	3.04

8	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (4/1/09)	Ending Account Value (9/30/09)	Annualized Expense Ratio	Expenses Paid During Period[a] (4/1/09 to 9/30/09)
Russell Midcap
Actual	$1,000.00	$1,455.30	0.20%	$1.23
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.20	1.01
Russell Midcap Growth
Actual	1,000.00	1,416.90	0.25	1.51
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.25	1.27
Russell Midcap Value
Actual	1,000.00	1,492.60	0.25	1.56
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.25	1.27

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	9

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 3000 INDEX FUND

September 30, 2009

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$4,742,368	0.16%

		4,742,368	0.16

AEROSPACE & DEFENSE
Boeing Co. (The)	187,936	10,176,734	0.34
United Technologies Corp.	216,615	13,198,352	0.45
Other securities[a]		32,597,497	1.10

		55,972,583	1.89

AGRICULTURE
Monsanto Co.	141,264	10,933,834	0.37
Philip Morris International Inc.	507,903	24,755,192	0.84
Other securities[a]		22,669,353	0.76

		58,358,379	1.97

AIRLINES
Other securities[a]		7,105,842	0.24

		7,105,842	0.24

APPAREL
Other securities[a]		17,323,144	0.59

		17,323,144	0.59

AUTO MANUFACTURERS
Other securities[a]		10,822,437	0.37

		10,822,437	0.37

AUTO PARTS & EQUIPMENT
Other securities[a]		8,995,528	0.30

		8,995,528	0.30

BANKS
Bank of America Corp.	2,240,011	37,900,986	1.28
U.S. Bancorp	491,176	10,737,107	0.36
Wells Fargo & Co.	1,231,434	34,701,810	1.17
Other securities[a]		65,414,013	2.22

		148,753,916	5.03

BEVERAGES
Coca-Cola Co. (The)	599,400	32,187,780	1.09
PepsiCo Inc.	403,094	23,645,494	0.80
Other securities[a]		10,514,409	0.35

		66,347,683	2.24

Security	Shares	Value	% of Net Assets
BIOTECHNOLOGY
Amgen Inc.[b]	262,142	$15,788,813	0.53%
Other securities[a]		30,010,895	1.02

		45,799,708	1.55

BUILDING MATERIALS
Other securities[a]		5,500,978	0.19

		5,500,978	0.19

CHEMICALS
Other securities[a]		53,270,347	1.80

		53,270,347	1.80

COAL
Other securities[a]		7,826,317	0.26

		7,826,317	0.26

COMMERCIAL SERVICES
Other securities[a]		58,637,232	1.98

		58,637,232	1.98

COMPUTERS
Apple Inc.[b]	230,982	42,817,133	1.45
Hewlett-Packard Co.	619,192	29,232,054	0.99
International Business Machines Corp.	342,132	40,922,409	1.38
Other securities[a]		45,629,673	1.54

		158,601,269	5.36

COSMETICS & PERSONAL CARE
Procter & Gamble Co. (The)	754,661	43,709,965	1.48
Other securities[a]		15,971,739	0.54

		59,681,704	2.02

DISTRIBUTION & WHOLESALE
Other securities[a]		9,271,150	0.31

		9,271,150	0.31

DIVERSIFIED FINANCIAL SERVICES
Citigroup Inc.	3,932,211	19,031,901	0.64
Goldman Sachs Group Inc. (The)	130,349	24,029,838	0.81
JPMorgan Chase & Co.	973,305	42,650,225	1.44
Morgan Stanley	351,824	10,864,325	0.37
Other securities[a]		56,542,042	1.92

		153,118,331	5.18

10	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

September 30, 2009

Security	Shares	Value	% of Net Assets
ELECTRIC
Other securities[a]		$97,865,889	3.31%

		97,865,889	3.31

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		15,149,589	0.51

		15,149,589	0.51

ELECTRONICS
Other securities[a]		25,938,423	0.88

		25,938,423	0.88

ENERGY - ALTERNATE SOURCES
Other securities[a]		3,269,584	0.11

		3,269,584	0.11

ENGINEERING & CONSTRUCTION
Other securities[a]		10,373,431	0.35

		10,373,431	0.35

ENTERTAINMENT
Other securities[a]		5,443,716	0.18

		5,443,716	0.18

ENVIRONMENTAL CONTROL
Other securities[a]		10,168,950	0.34

		10,168,950	0.34

FOOD
Kraft Foods Inc. Class A	381,128	10,012,233	0.34
Other securities[a]		43,007,565	1.45

		53,019,798	1.79

FOREST PRODUCTS & PAPER
Other securities[a]		10,310,068	0.35

		10,310,068	0.35

GAS
Other securities[a]		10,901,176	0.37

		10,901,176	0.37

HAND & MACHINE TOOLS
Other securities[a]		4,186,381	0.14

		4,186,381	0.14

HEALTH CARE - PRODUCTS
Johnson & Johnson	713,459	43,442,519	1.47
Medtronic Inc.	289,718	10,661,622	0.36
Other securities[a]		55,537,215	1.88

		109,641,356	3.71

Security	Shares	Value	% of Net Assets
HEALTH CARE - SERVICES
Other securities[a]		$35,698,539	1.21%

		35,698,539	1.21

HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		2,195,459	0.07

		2,195,459	0.07

HOME BUILDERS
Other securities[a]		5,852,262	0.20

		5,852,262	0.20

HOME FURNISHINGS
Other securities[a]		3,235,461	0.11

		3,235,461	0.11

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		15,437,558	0.52

		15,437,558	0.52

HOUSEWARES
Other securities[a]		1,632,730	0.06

		1,632,730	0.06

INSURANCE
Other securities[a]		91,169,909	3.08

		91,169,909	3.08

INTERNET
Google Inc. Class Ab	62,007	30,746,171	1.04
Other securities[a]		43,749,056	1.48

		74,495,227	2.52

INVESTMENT COMPANIES
Other securities[a]		1,988,507	0.07

		1,988,507	0.07

IRON & STEEL
Other securities[a]		10,349,565	0.35

		10,349,565	0.35

LEISURE TIME
Other securities[a]		7,795,503	0.26

		7,795,503	0.26

LODGING
Other securities[a]		8,673,395	0.29

		8,673,395	0.29

MACHINERY
Other securities[a]		26,932,468	0.91

		26,932,468	0.91

SUMMARY SCHEDULES OF INVESTMENTS	11

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

September 30, 2009

Security	Shares	Value	% of Net Assets
MACHINERY - DIVERSIFIED
Other securities[a]		$158,039	0.01%

		158,039	0.01

MANUFACTURING
General Electric Co.	2,741,798	45,020,323	1.52
3M Co.	179,807	13,269,757	0.45
Other securities[a]		40,513,084	1.37

		98,803,164	3.34

MEDIA
Comcast Corp. Class A	744,322	12,571,599	0.43
Walt Disney Co. (The)	480,795	13,202,631	0.45
Other securities[a]		46,457,012	1.56

		72,231,242	2.44

METAL FABRICATE & HARDWARE
Other securities[a]		7,099,235	0.24

		7,099,235	0.24

MINING
Other securities[a]		22,339,304	0.76

		22,339,304	0.76

MISCELLANEOUS - MANUFACTURING
Other securities[a]		126,790	0.00

		126,790	0.00

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		3,055,084	0.10

		3,055,084	0.10

OFFICE FURNISHINGS
Other securities[a]		866,043	0.03

		866,043	0.03

OIL & GAS
Chevron Corp.	519,045	36,556,339	1.24
ConocoPhillips	383,626	17,324,550	0.59
Exxon Mobil Corp.	1,263,401	86,681,939	2.93
Occidental Petroleum Corp.	209,888	16,455,219	0.56
Other securities[a]		97,197,904	3.27

		254,215,951	8.59

OIL & GAS SERVICES
Schlumberger Ltd.	309,789	18,463,424	0.62
Other securities[a]		28,584,761	0.97

		47,048,185	1.59

Security	Shares	Value	% of Net Assets
PACKAGING & CONTAINERS
Other securities[a]		$8,676,165	0.29%

		8,676,165	0.29

PHARMACEUTICALS
Abbott Laboratories	400,168	19,796,311	0.67
Bristol-Myers Squibb Co.	512,805	11,548,369	0.39
Gilead Sciences Inc.[b]	234,625	10,928,832	0.37
Merck & Co. Inc.	545,929	17,267,734	0.59
Pfizer Inc.	1,747,200	28,916,160	0.98
Schering-Plough Corp.	422,522	11,936,246	0.40
Wyeth	345,307	16,775,014	0.57
Other securities[a]		54,089,330	1.82

		171,257,996	5.79

PIPELINES
Other securities[a]		11,254,722	0.38

		11,254,722	0.38

REAL ESTATE
Other securities[a]		2,992,005	0.10

		2,992,005	0.10

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		57,882,311	1.96

		57,882,311	1.96

RETAIL
CVS Caremark Corp.	376,981	13,473,301	0.46
Home Depot Inc. (The)	439,137	11,698,610	0.40
McDonald’s Corp.	285,671	16,303,244	0.55
Wal-Mart Stores Inc.	572,419	28,100,049	0.95
Other securities[a]		108,368,957	3.66

		177,944,161	6.02

SAVINGS & LOANS
Other securities[a]		7,947,188	0.27

		7,947,188	0.27

SEMICONDUCTORS
Intel Corp.	1,446,081	28,299,805	0.96
Other securities[a]		54,471,369	1.84

		82,771,174	2.80

SHIPBUILDING
Other securities[a]		22,391	0.00

		22,391	0.00

12	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

September 30, 2009

Security	Shares	Value	% of Net Assets
SOFTWARE
Microsoft Corp.	1,995,487	$51,663,158	1.75%
Oracle Corp.	989,700	20,625,348	0.70
Other securities[a]		53,574,081	1.80

		125,862,587	4.25

STORAGE & WAREHOUSING
Other securities[a]		152,646	0.01

		152,646	0.01

TELECOMMUNICATIONS
AT&T Inc.	1,527,604	41,260,584	1.40
Cisco Systems Inc.[b]	1,493,411	35,154,895	1.19
QUALCOMM Inc.	428,538	19,275,639	0.65
Verizon Communications Inc.	735,504	22,263,706	0.75
Other securities[a]		51,908,890	1.75

		169,863,714	5.74

TEXTILES
Other securities[a]		1,984,760	0.07

		1,984,760	0.07

TOYS, GAMES & HOBBIES
Other securities[a]		3,484,284	0.12

		3,484,284	0.12

TRANSPORTATION
United Parcel Service Inc. Class B	178,981	10,107,057	0.34
Other securities[a]		40,946,985	1.39

		51,054,042	1.73

TRUCKING & LEASING
Other securities[a]		704,235	0.02

		704,235	0.02

WATER
Other securities[a]		1,866,238	0.06

		1,866,238	0.06

TOTAL COMMON STOCKS
(Cost: $3,678,962,142)		2,953,517,516	99.84

WARRANTS

ENERGY - ALTERNATE SOURCES
Other securities[a]		–	0.00

		–	0.00

Security	Shares	Value	% of Net Assets
TELECOMMUNICATIONS
Other securities[a]		$–	0.00%

		–	0.00

TOTAL WARRANTS
(Cost: $0)		–	0.00

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.22%[c,d,e]	35,288,962	35,288,962	1.20
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.18%[c,d,e]	5,385,781	5,385,781	0.18
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.04%[c,d]	3,883,816	3,883,816	0.13

		44,558,559	1.51

TOTAL SHORT-TERM INVESTMENTS
(Cost: $44,558,559)		44,558,559	1.51

TOTAL INVESTMENTS IN SECURITIES
(Cost: $3,723,520,701)		2,998,076,075	101.35

Other Assets, Less Liabilities		(39,854,881)	(1.35)

NET ASSETS		$2,958,221,194	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2009.

[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	13

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

September 30, 2009

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$720,663	0.21%

		720,663	0.21

AEROSPACE & DEFENSE
Lockheed Martin Corp.	19,274	1,504,914	0.44
United Technologies Corp.	46,519	2,834,403	0.82
Other securities[a]		2,833,835	0.83

		7,173,152	2.09

AGRICULTURE
Altria Group Inc.	125,262	2,230,916	0.65
Monsanto Co.	33,061	2,558,921	0.74
Philip Morris International Inc.	118,918	5,796,063	1.69
Other securities[a]		1,403,012	0.41

		11,988,912	3.49

AIRLINES
Other securities[a]		1,095,168	0.32

		1,095,168	0.32

APPAREL
Nike Inc. Class B	21,866	1,414,730	0.41
Other securities[a]		1,922,139	0.56

		3,336,869	0.97

AUTO MANUFACTURERS
Other securities[a]		931,711	0.27

		931,711	0.27

AUTO PARTS & EQUIPMENT
Other securities[a]		1,192,940	0.35

		1,192,940	0.35

BANKS
Other securities[a]		3,735,239	1.09

		3,735,239	1.09

BEVERAGES
Coca-Cola Co. (The)	110,309	5,923,593	1.72
PepsiCo Inc.	94,381	5,536,389	1.61
Other securities[a]		1,202,309	0.35

		12,662,291	3.68

Security	Shares	Value	% of Net Assets
BIOTECHNOLOGY
Amgen Inc.[b]	61,407	$3,698,544	1.08%
Celgene Corp.[b]	27,917	1,560,560	0.45
Other securities[a]		5,223,989	1.52

		10,483,093	3.05

BUILDING MATERIALS
Other securities[a]		602,211	0.17

		602,211	0.17

CHEMICALS
Praxair Inc.	18,664	1,524,662	0.44
Other securities[a]		4,350,553	1.27

		5,875,215	1.71

COAL
Other securities[a]		1,502,893	0.44

		1,502,893	0.44

COMMERCIAL SERVICES
Visa Inc. Class A	27,222	1,881,312	0.55
Other securities[a]		8,823,085	2.56

		10,704,397	3.11

COMPUTERS
Apple Inc.[b]	54,073	10,023,512	2.92
Dell Inc.[b]	103,786	1,583,774	0.46
Hewlett-Packard Co.	112,221	5,297,953	1.54
International Business Machines Corp.	80,093	9,579,924	2.79
Other securities[a]		4,962,302	1.44

		31,447,465	9.15

COSMETICS & PERSONAL CARE
Colgate-Palmolive Co.	30,264	2,308,538	0.67
Procter & Gamble Co. (The)	115,721	6,702,560	1.95
Other securities[a]		1,369,424	0.40

		10,380,522	3.02

DISTRIBUTION & WHOLESALE
Other securities[a]		1,171,085	0.34

		1,171,085	0.34

DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		6,878,228	2.00

		6,878,228	2.00

14	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

September 30, 2009

Security	Shares	Value	% of Net Assets
ELECTRIC
Other securities[a]		$2,717,811	0.79%

		2,717,811	0.79

ELECTRICAL COMPONENTS & EQUIPMENT
Emerson Electric Co.	45,526	1,824,682	0.53
Other securities[a]		963,336	0.28

		2,788,018	0.81

ELECTRONICS
Other securities[a]		3,648,551	1.06

		3,648,551	1.06

ENERGY - ALTERNATE SOURCES
Other securities[a]		597,493	0.17

		597,493	0.17

ENGINEERING & CONSTRUCTION
Other securities[a]		1,694,878	0.49

		1,694,878	0.49

ENTERTAINMENT
Other securities[a]		640,243	0.19

		640,243	0.19

ENVIRONMENTAL CONTROL
Other securities[a]		1,844,267	0.54

		1,844,267	0.54

FOOD
Other securities[a]		5,236,002	1.52

		5,236,002	1.52

FOREST PRODUCTS & PAPER
Other securities[a]		371,668	0.11

		371,668	0.11

GAS
Other securities[a]		29,242	0.01

		29,242	0.01

HAND & MACHINE TOOLS
Other securities[a]		65,492	0.02

		65,492	0.02

HEALTH CARE - PRODUCTS
Baxter International Inc.	36,654	2,089,645	0.61
Johnson & Johnson	129,274	7,871,494	2.29
Medtronic Inc.	67,806	2,495,261	0.73
Other securities[a]		8,562,283	2.48

		21,018,683	6.11

Security	Shares	Value	% of Net Assets
HEALTH CARE - SERVICES
Other securities[a]		$3,111,745	0.90%

		3,111,745	0.90

HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		301,367	0.09

		301,367	0.09

HOME BUILDERS
Other securities[a]		146,311	0.04

		146,311	0.04

HOME FURNISHINGS
Other securities[a]		263,714	0.08

		263,714	0.08

HOUSEHOLD PRODUCTS & WARES
Kimberly-Clark Corp.	21,866	1,289,657	0.38
Other securities[a]		1,101,322	0.32

		2,390,979	0.70

HOUSEWARES
Other securities[a]		155,705	0.05

		155,705	0.05

INSURANCE
Aflac Inc.	28,378	1,212,875	0.35
Other securities[a]		2,540,919	0.74

		3,753,794	1.09

INTERNET
Amazon.com Inc.[b]	19,913	1,859,078	0.54
Google Inc. Class Ab	14,516	7,197,759	2.09
Other securities[a]		6,188,946	1.81

		15,245,783	4.44

INVESTMENT COMPANIES
Other securities[a]		8,959	0.00

		8,959	0.00

IRON & STEEL
Other securities[a]		80,782	0.02

		80,782	0.02

LEISURE TIME
Other securities[a]		716,087	0.21

		716,087	0.21

LODGING
Other securities[a]		724,475	0.21

		724,475	0.21

SUMMARY SCHEDULES OF INVESTMENTS	15

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

September 30, 2009

Security	Shares	Value	% of Net Assets
MACHINERY
Other securities[a]		$2,639,679	0.77%

		2,639,679	0.77

MACHINERY - DIVERSIFIED
Other securities[a]		34,522	0.01

		34,522	0.01

MANUFACTURING
Honeywell International Inc.	45,118	1,676,134	0.49
3M Co.	42,063	3,104,249	0.90
Other securities[a]		2,715,619	0.79

		7,496,002	2.18

MEDIA
Other securities[a]		2,245,985	0.65

		2,245,985	0.65

METAL FABRICATE & HARDWARE
Other securities[a]		1,090,222	0.32

		1,090,222	0.32

MINING
Newmont Mining Corp.	29,070	1,279,661	0.37
Other securities[a]		1,783,836	0.52

		3,063,497	0.89

OFFICE FURNISHINGS
Other securities[a]		156,979	0.05

		156,979	0.05

OIL & GAS
Exxon Mobil Corp.	76,330	5,237,001	1.53
Other securities[a]		3,893,207	1.13

		9,130,208	2.66

OIL & GAS SERVICES
Schlumberger Ltd.	32,907	1,961,257	0.57
Other securities[a]		1,810,455	0.53

		3,771,712	1.10

PACKAGING & CONTAINERS
Other securities[a]		996,499	0.29

		996,499	0.29

PHARMACEUTICALS
Abbott Laboratories	93,719	4,636,279	1.35
Bristol-Myers Squibb Co.	66,493	1,497,422	0.44
Express Scripts Inc.[b]	16,628	1,290,000	0.38

Security	Shares	Value	% of Net Assets
Gilead Sciences Inc.[b]	54,909	$2,557,661	0.74%
Medco Health Solutions Inc.[b]	29,267	1,618,758	0.47
Schering-Plough Corp.	83,547	2,360,203	0.69
Other securities[a]		8,193,556	2.37

		22,153,879	6.44

PIPELINES
Other securities[a]		121,425	0.04

		121,425	0.04

REAL ESTATE
Other securities[a]		338,157	0.10

		338,157	0.10

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		2,093,338	0.61

		2,093,338	0.61

RETAIL
Costco Wholesale Corp.	26,350	1,487,721	0.43
McDonald’s Corp.	66,917	3,818,953	1.11
Target Corp.	45,557	2,126,601	0.62
Walgreen Co.	60,081	2,251,235	0.66
Wal-Mart Stores Inc.	134,005	6,578,305	1.91
Other securities[a]		15,521,642	4.52

		31,784,457	9.25

SAVINGS & LOANS
Other securities[a]		295,829	0.09

		295,829	0.09

SEMICONDUCTORS
Intel Corp.	208,988	4,089,895	1.19
Texas Instruments Inc.	77,152	1,827,731	0.53
Other securities[a]		7,563,822	2.20

		13,481,448	3.92

SOFTWARE
Microsoft Corp.	467,148	12,094,462	3.52
Oracle Corp.	231,758	4,829,837	1.41
Other securities[a]		11,105,078	3.22

		28,029,377	8.15

STORAGE & WAREHOUSING
Other securities[a]		9,652	0.00

		9,652	0.00

16	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

September 30, 2009

Security	Shares	Value	% of Net Assets
TELECOMMUNICATIONS
Cisco Systems Inc.[b]	349,602	$8,229,631	2.39%
Corning Inc.	80,611	1,234,154	0.36
QUALCOMM Inc.	100,361	4,514,238	1.31
Other securities[a]		4,842,230	1.42

		18,820,253	5.48

TEXTILES
Other securities[a]		50,264	0.01

		50,264	0.01

TOYS, GAMES & HOBBIES
Other securities[a]		584,647	0.17

		584,647	0.17

TRANSPORTATION
United Parcel Service Inc. Class B	41,894	2,365,754	0.69
Other securities[a]		2,964,361	0.86

		5,330,115	1.55

TRUCKING & LEASING
Other securities[a]		35,876	0.01

		35,876	0.01

WATER
Other securities[a]		45,930	0.01

		45,930	0.01

TOTAL COMMON STOCKS
(Cost: $387,856,929)		343,234,055	99.86

WARRANTS

ENERGY - ALTERNATE SOURCES
Other securities[a]		–	0.00

		–	0.00

TELECOMMUNICATIONS
Other securities[a]		–	0.00

		–	0.00

TOTAL WARRANTS
(Cost: $0)		–	0.00

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.22%[c,d,e]	4,325,266	$4,325,266	1.26%
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.18%[c,d,e]	660,120	660,120	0.19
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.04%[c,d]	360,127	360,127	0.10

		5,345,513	1.55

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,345,513)		5,345,513	1.55

TOTAL INVESTMENTS IN SECURITIES
(Cost: $393,202,442)		348,579,568	101.41

Other Assets, Less Liabilities		(4,848,590)	(1.41)

NET ASSETS		$343,730,978	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2009.

[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	17

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

September 30, 2009

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$441,207	0.11%

		441,207	0.11

AEROSPACE & DEFENSE
Boeing Co. (The)	45,456	2,461,442	0.63
Other securities[a]		4,213,822	1.07

		6,675,264	1.70

AGRICULTURE
Other securities[a]		1,870,651	0.48

		1,870,651	0.48

AIRLINES
Other securities[a]		632,671	0.16

		632,671	0.16

APPAREL
Other securities[a]		800,838	0.20

		800,838	0.20

AUTO MANUFACTURERS
Ford Motor Co.[b]	213,083	1,536,328	0.39
Other securities[a]		259,680	0.07

		1,796,008	0.46

AUTO PARTS & EQUIPMENT
Other securities[a]		1,022,793	0.26

		1,022,793	0.26

BANKS
Bank of America Corp.	589,872	9,980,634	2.55
Bank of New York Mellon Corp. (The)	64,804	1,878,668	0.48
PNC Financial Services Group Inc. (The)	31,375	1,524,511	0.39
U.S. Bancorp	129,387	2,828,400	0.72
Wells Fargo & Co.	276,286	7,785,739	1.99
Other securities[a]		11,091,913	2.82

		35,089,865	8.95

BEVERAGES
Coca-Cola Co. (The)	33,781	1,814,040	0.46
Other securities[a]		1,404,057	0.36

		3,218,097	0.82

Security	Shares	Value	% of Net Assets
BIOTECHNOLOGY
Other securities[a]		$280,422	0.07%

		280,422	0.07

BUILDING MATERIALS
Other securities[a]		765,213	0.20

		765,213	0.20

CHEMICALS
Dow Chemical Co. (The)	75,866	1,977,827	0.50
Other securities[a]		5,434,512	1.39

		7,412,339	1.89

COAL
Other securities[a]		366,334	0.09

		366,334	0.09

COMMERCIAL SERVICES
Other securities[a]		3,349,166	0.85

		3,349,166	0.85

COMPUTERS
EMC Corp.[b]	122,985	2,095,664	0.54
Hewlett-Packard Co.	36,853	1,739,830	0.44
Other securities[a]		2,520,471	0.64

		6,355,965	1.62

COSMETICS & PERSONAL CARE
Procter & Gamble Co. (The)	68,564	3,971,227	1.01
Other securities[a]		61,500	0.02

		4,032,727	1.03

DISTRIBUTION & WHOLESALE
Other securities[a]		1,114,696	0.28

		1,114,696	0.28

DIVERSIFIED FINANCIAL SERVICES
American Express Co.	56,526	1,916,231	0.49
Citigroup Inc.	1,035,527	5,011,951	1.28
Goldman Sachs Group Inc. (The)	32,197	5,935,517	1.51
JPMorgan Chase & Co.	256,306	11,231,329	2.86
Morgan Stanley	71,178	2,197,977	0.56
Other securities[a]		6,313,140	1.61

		32,606,145	8.31

18	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

September 30, 2009

Security	Shares	Value	% of Net Assets
ELECTRIC
Exelon Corp.	41,011	$2,034,966	0.52%
Southern Co.	53,353	1,689,690	0.43
Other securities[a]		18,928,465	4.83

		22,653,121	5.78

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		871,511	0.22

		871,511	0.22

ELECTRONICS
Other securities[a]		2,737,371	0.70

		2,737,371	0.70

ENERGY - ALTERNATE SOURCES
Other securities[a]		190,415	0.05

		190,415	0.05

ENGINEERING & CONSTRUCTION
Other securities[a]		823,829	0.21

		823,829	0.21

ENTERTAINMENT
Other securities[a]		697,195	0.18

		697,195	0.18

ENVIRONMENTAL CONTROL
Other securities[a]		622,095	0.16

		622,095	0.16

FOOD
Kraft Foods Inc. Class A	100,420	2,638,033	0.67
Other securities[a]		5,403,293	1.38

		8,041,326	2.05

FOREST PRODUCTS & PAPER
Other securities[a]		2,305,559	0.59

		2,305,559	0.59

GAS
Other securities[a]		2,849,991	0.73

		2,849,991	0.73

HAND & MACHINE TOOLS
Other securities[a]		1,029,439	0.26

		1,029,439	0.26

HEALTH CARE - PRODUCTS
Johnson & Johnson	42,463	2,585,572	0.66
Other securities[a]		2,643,473	0.67

		5,229,045	1.33

Security	Shares	Value	% of Net Assets
HEALTH CARE - SERVICES
UnitedHealth Group Inc.	81,109	$2,030,969	0.52%
WellPoint Inc.[b]	30,701	1,453,999	0.37
Other securities[a]		2,398,395	0.61

		5,883,363	1.50

HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		240,405	0.06

		240,405	0.06

HOME BUILDERS
Other securities[a]		1,372,473	0.35

		1,372,473	0.35

HOME FURNISHINGS
Other securities[a]		558,804	0.14

		558,804	0.14

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		1,369,432	0.35

		1,369,432	0.35

HOUSEWARES
Other securities[a]		248,483	0.06

		248,483	0.06

INSURANCE
MetLife Inc.	39,349	1,498,016	0.38
Travelers Companies Inc. (The)	39,919	1,965,212	0.50
Other securities[a]		16,249,258	4.15

		19,712,486	5.03

INTERNET
Other securities[a]		2,510,229	0.64

		2,510,229	0.64

INVESTMENT COMPANIES
Other securities[a]		518,268	0.13

		518,268	0.13

IRON & STEEL
Other securities[a]		2,637,079	0.67

		2,637,079	0.67

LEISURE TIME
Other securities[a]		1,242,462	0.32

		1,242,462	0.32

SUMMARY SCHEDULES OF INVESTMENTS	19

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

September 30, 2009

Security	Shares	Value	% of Net Assets
LODGING
Other securities[a]		$1,468,160	0.38%

		1,468,160	0.38

MACHINERY
Other securities[a]		4,137,034	1.06

		4,137,034	1.06

MACHINERY - DIVERSIFIED
Other securities[a]		5,872	0.00

		5,872	0.00

MANUFACTURING
General Electric Co.	722,014	11,855,470	3.02
Other securities[a]		5,718,989	1.46

		17,574,459	4.48

MEDIA
Comcast Corp. Class A	181,311	3,062,343	0.78
News Corp. Class A	155,246	1,861,400	0.48
Time Warner Inc.	81,581	2,347,901	0.60
Walt Disney Co. (The)	126,601	3,476,463	0.89
Other securities[a]		5,730,048	1.45

		16,478,155	4.20

METAL FABRICATE & HARDWARE
Other securities[a]		661,818	0.17

		661,818	0.17

MINING
Other securities[a]		2,441,451	0.62

		2,441,451	0.62

MISCELLANEOUS - MANUFACTURING
Other securities[a]		33,142	0.01

		33,142	0.01

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		804,619	0.21

		804,619	0.21

OFFICE FURNISHINGS
Other securities[a]		51,856	0.01

		51,856	0.01

OIL & GAS
Anadarko Petroleum Corp.	34,038	2,135,204	0.54
Apache Corp.	22,856	2,098,866	0.54
Chevron Corp.	136,683	9,626,584	2.45
ConocoPhillips	101,018	4,561,973	1.16

Security	Shares	Value	% of Net Assets
Devon Energy Corp.	30,268	$2,037,944	0.52%
Exxon Mobil Corp.	246,868	16,937,612	4.32
Marathon Oil Corp.	48,262	1,539,558	0.39
Occidental Petroleum Corp.	55,268	4,333,011	1.11
XTO Energy Inc.	39,529	1,633,338	0.42
Other securities[a]		11,742,241	2.99

		56,646,331	14.44

OIL & GAS SERVICES
Halliburton Co.	61,173	1,659,012	0.42
Schlumberger Ltd.	44,542	2,654,703	0.68
Other securities[a]		3,857,606	0.98

		8,171,321	2.08

PACKAGING & CONTAINERS
Other securities[a]		1,151,539	0.29

		1,151,539	0.29

PHARMACEUTICALS
Merck & Co. Inc.	117,593	3,719,467	0.95
Pfizer Inc.	460,092	7,614,523	1.94
Wyeth	70,560	3,427,805	0.87
Other securities[a]		5,415,405	1.39

		20,177,200	5.15

PIPELINES
Other securities[a]		2,828,869	0.72

		2,828,869	0.72

REAL ESTATE
Other securities[a]		415,335	0.11

		415,335	0.11

REAL ESTATE INVESTMENTTRUSTS
Other securities[a]		12,901,753	3.29

		12,901,753	3.29

RETAIL
CVS Caremark Corp.	68,993	2,465,810	0.63
Home Depot Inc. (The)	107,908	2,874,669	0.73
Other securities[a]		5,803,945	1.48

		11,144,424	2.84

SAVINGS & LOANS
Other securities[a]		1,774,520	0.45

		1,774,520	0.45

20	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

September 30, 2009

Security	Shares	Value	% of Net Assets
SEMICONDUCTORS
Intel Corp.	145,851	$2,854,304	0.73%
Other securities[a]		3,759,052	0.96

		6,613,356	1.69

SHIPBUILDING
Other securities[a]		5,557	0.00

		5,557	0.00

SOFTWARE
Other securities[a]		1,609,564	0.41

		1,609,564	0.41

STORAGE & WAREHOUSING
Other securities[a]		30,380	0.01

		30,380	0.01

TELECOMMUNICATIONS
AT&T Inc.	402,272	10,865,367	2.77
Verizon Communications Inc.	193,678	5,862,633	1.50
Other securities[a]		6,849,754	1.74

		23,577,754	6.01

TEXTILES
Other securities[a]		463,276	0.12

		463,276	0.12

TOYS, GAMES & HOBBIES
Other securities[a]		260,778	0.07

		260,778	0.07

TRANSPORTATION
FedEx Corp.	21,231	1,596,996	0.41
Other securities[a]		5,856,046	1.49

		7,453,042	1.90

TRUCKING & LEASING
Other securities[a]		150,912	0.04

		150,912	0.04

WATER
Other securities[a]		452,583	0.12

		452,583	0.12

TOTAL COMMON STOCKS
(Cost: $503,126,329)		391,659,842	99.87

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.22%[c,d,e]	3,018,936	$3,018,936	0.77%
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.18%[c,d,e]	460,748	460,748	0.11
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.04%[c,d]	307,388	307,388	0.08

		3,787,072	0.96

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,787,072)		3,787,072	0.96

TOTAL INVESTMENTS IN SECURITIES
(Cost: $506,913,401)		395,446,914	100.83

Other Assets, Less Liabilities		(3,265,554)	(0.83)

NET ASSETS		$392,181,360	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2009.

[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	21

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL MICROCAP INDEX FUND

September 30, 2009

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$607,858	0.17%

		607,858	0.17

AEROSPACE & DEFENSE
Other securities[a]		1,430,968	0.40

		1,430,968	0.40

AGRICULTURE
Other securities[a]		851,557	0.24

		851,557	0.24

AIRLINES
Hawaiian Holdings Inc.[b]	84,486	697,854	0.20
US Airways Group Inc.[b,c]	256,764	1,206,791	0.34
Other securities[a]		718,648	0.20

		2,623,293	0.74

APPAREL
Other securities[a]		2,842,892	0.80

		2,842,892	0.80

AUTO MANUFACTURERS
Other securities[a]		130,353	0.04

		130,353	0.04

AUTO PARTS & EQUIPMENT
ArvinMeritor Inc.	116,753	913,008	0.26
Dana Holding Corp.[b]	158,811	1,081,503	0.31
Fuel Systems
Solutions Inc.[b]	20,558	739,882	0.21
Other securities[a]		4,081,388	1.15

		6,815,781	1.93

BANKS
Boston Private Financial Holdings Inc.	117,449	764,593	0.22
Columbia Banking System Inc.	41,201	681,877	0.19
First Financial Bancorp	69,709	839,993	0.24
Pinnacle Financial Partners Inc.[b]	50,765	645,223	0.18
SCBT Financial Corp.	25,834	725,935	0.21
Southside Bancshares Inc.	28,611	644,320	0.18
Stellar One Corp.	45,951	677,777	0.19

Security	Shares	Value	% of Net Assets
Suffolk Bancorp	22,503	$666,314	0.19%
Other securities[a]		25,253,886	7.14

		30,899,918	8.74

BEVERAGES
Other securities[a]		971,940	0.28

		971,940	0.28

BIOTECHNOLOGY
Arena Pharmaceuticals Inc.[b]	145,377	649,835	0.18
Other securities[a]		13,758,283	3.90

		14,408,118	4.08

BUILDING MATERIALS
Comfort Systems USA Inc.	64,448	746,952	0.21
Other securities[a]		1,458,585	0.41

		2,205,537	0.62

CHEMICALS
Georgia Gulf Corp.[b,c]	52,362	1,570,860	0.44
Other securities[a]		6,531,371	1.85

		8,102,231	2.29

COAL
Other securities[a]		208,189	0.06

		208,189	0.06

COMMERCIAL SERVICES
Dollar Thrifty Automotive Group Inc.[b]	34,656	852,191	0.24
Other securities[a]		18,221,872	5.16

		19,074,063	5.40

COMPUTERS
Echelon Corp.[b,c]	53,026	682,445	0.19
Maxwell Technologies Inc.[b,c]	37,767	696,046	0.20
Other securities[a]		11,630,871	3.29

		13,009,362	3.68

COSMETICS & PERSONAL CARE
Other securities[a]		939,471	0.27

		939,471	0.27

DISTRIBUTION & WHOLESALE
MWI Veterinary Supply Inc.[b]	18,293	730,805	0.21
Other securities[a]		1,742,189	0.49

		2,472,994	0.70

22	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

September 30, 2009

Security	Shares	Value	% of Net Assets
DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		$7,294,682	2.06%

		7,294,682	2.06

ELECTRIC
Other securities[a]		1,052,603	0.30

		1,052,603	0.30

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		4,019,259	1.14

		4,019,259	1.14

ELECTRONICS
Other securities[a]		7,972,112	2.26

		7,972,112	2.26

ENERGY - ALTERNATE SOURCES
Other securities[a]		2,208,364	0.62

		2,208,364	0.62

ENGINEERING & CONSTRUCTION
Other securities[a]		868,917	0.25

		868,917	0.25

ENTERTAINMENT
Shuffle Master Inc.[b]	87,882	827,848	0.23
Other securities[a]		1,732,478	0.49

		2,560,326	0.72

ENVIRONMENTAL CONTROL
Other securities[a]		2,050,883	0.58

		2,050,883	0.58

FOOD
Other securities[a]		4,103,982	1.16

		4,103,982	1.16

FOREST PRODUCTS & PAPER
Buckeye Technologies Inc.[b]	61,078	655,367	0.18
Schweitzer-Mauduit International Inc.	24,913	1,354,271	0.38
Other securities[a]		1,000,839	0.29

		3,010,477	0.85

GAS
Other securities[a]		467,887	0.13

		467,887	0.13

Security	Shares	Value	% of Net Assets
HAND & MACHINE TOOLS
Other securities[a]		$759,690	0.21%

		759,690	0.21

HEALTH CARE
Other securities[a]		126,335	0.04

		126,335	0.04

HEALTH CARE - PRODUCTS
Natus Medical Inc.[b]	45,903	708,283	0.20
SonoSite Inc.[b]	28,162	745,167	0.21
Other securities[a]		16,400,809	4.64

		17,854,259	5.05

HEALTH CARE - SERVICES
Odyssey Healthcare Inc.[b]	53,229	665,363	0.19
Other securities[a]		5,386,909	1.52

		6,052,272	1.71

HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		311,056	0.09

		311,056	0.09

HOME BUILDERS
Winnebago Industries Inc.[b]	46,540	684,603	0.19
Other securities[a]		2,666,025	0.76

		3,350,628	0.95

HOME FURNISHINGS
La-Z-Boy Inc.	83,901	725,744	0.21
Other securities[a]		2,587,530	0.73

		3,313,274	0.94

HOUSEHOLD PRODUCTS & WARES
Ennis Inc.	44,511	717,962	0.20
Other securities[a]		1,806,522	0.51

		2,524,484	0.71

HOUSEWARES
Other securities[a]		109,048	0.03

		109,048	0.03

INSURANCE
Radian Group Inc.	130,694	1,382,743	0.39
Other securities[a]		9,118,248	2.58

		10,500,991	2.97

SUMMARY SCHEDULES OF INVESTMENTS	23

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

September 30, 2009

Security	Shares	Value	% of Net Assets
INTERNET
SonicWALL Inc.[b]	88,544	$743,770	0.21%
Sourcefire Inc.[b]	36,709	788,142	0.22
Other securities[a]		13,788,838	3.90

		15,320,750	4.33

INVESTMENT COMPANIES
Prospect Capital Corp.	75,992	813,874	0.23
Other securities[a]		5,834,054	1.65

		6,647,928	1.88

IRON & STEEL
Other securities[a]		1,535,819	0.43

		1,535,819	0.43

LEISURE TIME
Other securities[a]		1,310,390	0.37

		1,310,390	0.37

LODGING
Other securities[a]		1,103,240	0.31

		1,103,240	0.31

MACHINERY
Other securities[a]		4,580,434	1.30

		4,580,434	1.30

MANUFACTURERS
Other securities[a]		125,847	0.04

		125,847	0.04

MANUFACTURING
Other securities[a]		5,023,048	1.42

		5,023,048	1.42

MEDIA
Belo Corp. Class A	139,049	752,255	0.21
Other securities[a]		3,980,483	1.13

		4,732,738	1.34

METAL FABRICATE & HARDWARE
Other securities[a]		2,789,913	0.79

		2,789,913	0.79

MINING
Horsehead Holding Corp.[b]	57,781	677,193	0.19
Other securities[a]		1,824,393	0.52

		2,501,586	0.71

Security	Shares	Value	% of Net Assets
OIL & GAS
Other securities[a]		$5,684,381	1.61%

		5,684,381	1.61

OIL & GAS SERVICES
Other securities[a]		3,122,571	0.88

		3,122,571	0.88

PACKAGING & CONTAINERS
Other securities[a]		788,573	0.22

		788,573	0.22

PHARMACEUTICALS
Neogen Corp.[b]	22,760	734,920	0.21
PetMed Express Inc.	39,176	738,468	0.21
Pharmasset Inc.[b]	35,439	749,180	0.21
VIVUS Inc.[b]	118,494	1,238,262	0.35
Other securities[a]		17,007,366	4.81

		20,468,196	5.79

REAL ESTATE
Other securities[a]		1,371,692	0.39

		1,371,692	0.39

REAL ESTATE INVESTMENT TRUSTS
U-Store-It Trust	110,892	693,075	0.20
Other securities[a]		10,614,310	3.00

		11,307,385	3.20

RETAIL
Ruby Tuesday Inc.[b]	96,020	808,488	0.23
Other securities[a]		15,357,530	4.34

		16,166,018	4.57

SAVINGS & LOANS
Berkshire Hills
Bancorp Inc.	30,909	678,143	0.19
Provident
New York Bancorp	70,612	674,345	0.19
Other securities[a]		8,758,962	2.48

		10,111,450	2.86

SEMICONDUCTORS
Veeco Instruments Inc.[b]	51,877	1,209,772	0.34
Volterra
Semiconductor Corp.[b]	36,159	664,241	0.19
Other securities[a]		11,878,562	3.36

		13,752,575	3.89

24	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

September 30, 2009

Security	Shares	Value	% of Net Assets
SOFTWARE
Computer Programs and Systems Inc.	17,354	$718,629	0.20%
Other securities[a]		11,611,028	3.29

		12,329,657	3.49

TELECOMMUNICATIONS
Adaptec Inc.[b]	201,682	673,618	0.19
Alaska Communications Systems Group Inc.	78,641	727,429	0.21
Atlantic Tele-Network Inc.	14,642	782,176	0.22
Consolidated Communications Holdings Inc.	42,673	683,195	0.19
Other securities[a]		11,868,502	3.36

		14,734,920	4.17

TEXTILES
Other securities[a]		73,889	0.02

		73,889	0.02

TOYS, GAMES & HOBBIES
Other securities[a]		640,497	0.18

		640,497	0.18

TRANSPORTATION
Other securities[a]		5,420,685	1.53

		5,420,685	1.53

TRUCKING & LEASING
Other securities[a]		308,875	0.09

		308,875	0.09

WATER
Other securities[a]		2,587,492	0.73

		2,587,492	0.73

TOTAL COMMON STOCKS
(Cost: $425,043,217)		352,646,603	99.75

RIGHTS

APPAREL
Other securities[a]		2	0.00

		2	0.00

Security	Shares	Value	% of Net Assets
PHARMACEUTICALS
Other securities[a]		$5	0.00%

		5	0.00

TOTAL RIGHTS
(Cost: $0)		7	0.00

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.22%[d,e,f]	22,463,290	22,463,290	6.35
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.18%[d,e,f]	3,428,335	3,428,335	0.97
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.04%[d,e]	291,598	291,598	0.08

		26,183,223	7.40

TOTAL SHORT-TERM INVESTMENTS
(Cost: $26,183,223)		26,183,223	7.40

TOTAL INVESTMENTS IN SECURITIES
(Cost: $451,226,440)		378,829,833	107.15

Other Assets, Less Liabilities		(25,291,302)	(7.15)

NET ASSETS		$353,538,531	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2009.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	25

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL MIDCAP INDEX FUND

September 30, 2009

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$8,519,333	0.19%

		8,519,333	0.19

AEROSPACE & DEFENSE
L-3 Communications Holdings Inc.	182,339	14,645,468	0.32
Other securities[a]		36,130,323	0.79

		50,775,791	1.11

AGRICULTURE
Lorillard Inc.	263,083	19,547,067	0.43
Other securities[a]		13,128,879	0.29

		32,675,946	0.72

AIRLINES
Other securities[a]		31,127,808	0.68

		31,127,808	0.68

APPAREL
Coach Inc.	496,833	16,355,742	0.36
Other securities[a]		26,620,117	0.58

		42,975,859	0.94

AUTO MANUFACTURERS
Other securities[a]		8,002,713	0.18

		8,002,713	0.18

AUTO PARTS & EQUIPMENT
Other securities[a]		20,432,823	0.45

		20,432,823	0.45

BANKS
Discover Financial Services	837,244	13,588,470	0.30
SunTrust Banks Inc.	780,305	17,595,878	0.39
Other securities[a]		101,979,480	2.23

		133,163,828	2.92

BEVERAGES
Other securities[a]		61,326,213	1.34

		61,326,213	1.34

BIOTECHNOLOGY
Other securities[a]		54,458,312	1.19

		54,458,312	1.19

Security	Shares	Value	% of Net Assets
BUILDING MATERIALS
Other securities[a]		$23,436,629	0.51%

		23,436,629	0.51

CHEMICALS
Ecolab Inc.	369,961	17,103,297	0.38
PPG Industries Inc.	257,352	14,980,460	0.33
Other securities[a]		94,751,415	2.07

		126,835,172	2.78

COAL
Other securities[a]		28,664,918	0.63

		28,664,918	0.63

COMMERCIAL SERVICES
Apollo Group Inc. Class Ab	207,571	15,291,756	0.34
Other securities[a]		130,123,995	2.85

		145,415,751	3.19

COMPUTERS
Cognizant Technology Solutions Corp. Class Ab	456,995	17,667,427	0.39
NetApp Inc.[b]	520,429	13,885,046	0.30
Other securities[a]		107,314,538	2.35

		138,867,011	3.04

COSMETICS & PERSONAL CARE
Avon Products Inc.	667,848	22,680,118	0.50
Other securities[a]		10,109,691	0.22

		32,789,809	0.72

DISTRIBUTION & WHOLESALE
Other securities[a]		42,169,027	0.92

		42,169,027	0.92

DIVERSIFIED FINANCIAL SERVICES
Ameriprise Financial Inc.	398,604	14,481,283	0.32
Invesco Ltd.	650,125	14,796,845	0.32
T. Rowe Price Group Inc.	399,672	18,265,010	0.40
Other securities[a]		94,181,613	2.07

		141,724,751	3.11

26	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

September 30, 2009

Security	Shares	Value	% of Net Assets
ELECTRIC
AES Corp. (The)[b]	1,042,943	$15,456,413	0.34%
Consolidated Edison Inc.[c]	429,277	17,574,600	0.39
Edison International	509,701	17,115,760	0.38
PPL Corp.	588,294	17,848,840	0.39
Progress Energy Inc.	436,531	17,050,901	0.37
Xcel Energy Inc.	712,854	13,715,311	0.30
Other securities[a]		159,617,512	3.49

		258,379,337	5.66

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		28,735,827	0.63

		28,735,827	0.63

ELECTRONICS
Agilent Technologies Inc.[b]	536,599	14,933,550	0.33
Other securities[a]		78,115,599	1.71

		93,049,149	2.04

ENERGY - ALTERNATE SOURCES
Other securities[a]		3,429,325	0.08

		3,429,325	0.08

ENGINEERING & CONSTRUCTION
Fluor Corp.	281,346	14,306,444	0.31
Other securities[a]		37,648,538	0.83

		51,954,982	1.14

ENTERTAINMENT
Other securities[a]		21,718,586	0.48

		21,718,586	0.48

ENVIRONMENTAL CONTROL
Other securities[a]		27,856,571	0.61

		27,856,571	0.61

FOOD
ConAgra Foods Inc.	699,659	15,168,607	0.33
H.J. Heinz Co.	492,208	19,565,268	0.43
Other securities[a]		104,770,466	2.30

		139,504,341	3.06

FOREST PRODUCTS & PAPER
International Paper Co.	676,156	15,030,948	0.33
Other securities[a]		33,686,233	0.74

		48,717,181	1.07

Security	Shares	Value	% of Net Assets
GAS
Sempra Energy	382,172	$19,035,987	0.42%
Other securities[a]		29,927,810	0.65

		48,963,797	1.07

HAND & MACHINE TOOLS
Other securities[a]		19,051,394	0.42

		19,051,394	0.42

HEALTH CARE - PRODUCTS
Intuitive Surgical Inc.[b,c]	59,220	15,530,445	0.34
Other securities[a]		90,227,693	1.98

		105,758,138	2.32

HEALTH CARE - SERVICES
Other securities[a]		82,617,230	1.81

		82,617,230	1.81

HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		12,205,989	0.27

		12,205,989	0.27

HOME BUILDERS
Other securities[a]		29,688,714	0.65

		29,688,714	0.65

HOME FURNISHINGS
Other securities[a]		11,198,306	0.25

		11,198,306	0.25

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		42,338,500	0.93

		42,338,500	0.93

HOUSEWARES
Other securities[a]		9,044,020	0.20

		9,044,020	0.20

INSURANCE
Aon Corp.	433,032	17,620,072	0.39
Marsh & McLennan Companies Inc.	817,455	20,215,662	0.44
Progressive Corp. (The)[b]	1,065,382	17,664,034	0.39
Other securities[a]		228,545,865	5.01

		284,045,633	6.23

INTERNET
Other securities[a]		73,472,709	1.61

		73,472,709	1.61

SUMMARY SCHEDULES OF INVESTMENTS	27

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

September 30, 2009

Security	Shares	Value	% of Net Assets
IRON & STEEL
Other securities[a]		$38,057,653	0.83%

		38,057,653	0.83

LEISURE TIME
Other securities[a]		16,389,910	0.36

		16,389,910	0.36

LODGING
Other securities[a]		48,453,525	1.06

		48,453,525	1.06

MACHINERY
Cummins Inc.	315,730	14,147,861	0.31
Other securities[a]		53,579,575	1.17

		67,727,436	1.48

MANUFACTURING
Eaton Corp.	259,070	14,660,771	0.32
ITT Corp.	284,726	14,848,461	0.33
Other securities[a]		84,330,275	1.85

		113,839,507	2.50

MEDIA
Other securities[a]		84,041,438	1.84

		84,041,438	1.84

METAL FABRICATE & HARDWARE
Precision Castparts Corp.	219,108	22,320,532	0.49
Other securities[a]		9,491,519	0.21

		31,812,051	0.70

MINING
Other securities[a]		17,559,058	0.38

		17,559,058	0.38

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		18,486,111	0.41

		18,486,111	0.41

OIL & GAS
Murphy Oil Corp.	298,470	17,182,918	0.38
Noble Energy Inc.	271,187	17,887,495	0.39
Other securities[a]		177,137,626	3.88

		212,208,039	4.65

OIL & GAS SERVICES
Other securities[a]		67,124,248	1.47

		67,124,248	1.47

Security	Shares	Value	% of Net Assets
PACKAGING & CONTAINERS
Other securities[a]		$48,813,747	1.07%

		48,813,747	1.07

PHARMACEUTICALS
Forest Laboratories Inc.[b]	471,860	13,891,558	0.30
Other securities[a]		95,898,859	2.11

		109,790,417	2.41

PIPELINES
Spectra Energy Corp.	1,008,998	19,110,422	0.42
Other securities[a]		32,666,113	0.71

		51,776,535	1.13

REAL ESTATE
Other securities[a]		13,935,066	0.31

		13,935,066	0.31

REAL ESTATE INVESTMENT TRUSTS
Annaly Capital Management Inc.	851,578	15,447,625	0.34
Boston Properties Inc.	216,716	14,205,734	0.31
Public Storage	210,266	15,820,414	0.35
Vornado Realty Trust	239,733	15,441,203	0.34
Other securities[a]		182,717,267	4.00

		243,632,243	5.34

RETAIL
Bed Bath & Beyond Inc.[b,c]	408,089	15,319,661	0.34
TJX Companies Inc. (The)	646,526	24,018,441	0.53
Other securities[a]		195,109,829	4.27

		234,447,931	5.14

SAVINGS & LOANS
Other securities[a]		32,645,015	0.72

		32,645,015	0.72

SEMICONDUCTORS
Other securities[a]		185,386,026	4.06

		185,386,026	4.06

SOFTWARE
CA Inc.	614,447	13,511,690	0.30
Intuit Inc.[b]	505,412	14,404,242	0.32

28	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

September 30, 2009

Security	Shares	Value	% of Net Assets
Paychex Inc.	503,519	$14,627,227	0.32%
Other securities[a]		146,436,748	3.20

		188,979,907	4.14

TELECOMMUNICATIONS
CenturyTel Inc.	464,134	15,594,902	0.34
Crown Castle International Corp.[b]	455,011	14,269,145	0.31
Other securities[a]		89,603,107	1.97

		119,467,154	2.62

TEXTILES
Other securities[a]		10,399,366	0.23

		10,399,366	0.23

TOYS, GAMES & HOBBIES
Other securities[a]		19,593,330	0.43

		19,593,330	0.43

TRANSPORTATION
C.H. Robinson Worldwide Inc.	265,090	15,308,948	0.34
Other securities[a]		41,359,447	0.90

		56,668,395	1.24

TRUCKING & LEASING
Other securities[a]		2,053,235	0.04

		2,053,235	0.04

WATER
Other securities[a]		5,706,478	0.12

		5,706,478	0.12

TOTAL COMMON STOCKS
(Cost: $5,177,077,384)		4,554,085,244	99.83

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.22%[d,e,f]	184,856,314	184,856,314	4.05

Security	Shares	Value	% of Net Assets
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.18%[d,e,f]	28,212,665	$28,212,665	0.62%
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.04%[d,e]	4,501,164	4,501,164	0.10

		217,570,143	4.77

TOTAL SHORT-TERM INVESTMENTS
(Cost: $217,570,143)		217,570,143	4.77

TOTAL INVESTMENTS IN SECURITIES
(Cost: $5,394,647,527)		4,771,655,387	104.60

Other Assets, Less Liabilities		(209,711,886)	(4.60)

NET ASSETS		$4,561,943,501	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2009.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	29

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

September 30, 2009

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Goodrich Corp.	224,196	$12,182,811	0.48%
Rockwell Collins Inc.	286,680	14,563,344	0.57
Other securities[a]		10,997,096	0.43

		37,743,251	1.48

AGRICULTURE
Lorillard Inc.	268,348	19,938,256	0.78

		19,938,256	0.78

AIRLINES
Delta Air Lines Inc.[b]	1,396,753	12,514,907	0.49
Other securities[a]		14,612,778	0.58

		27,127,685	1.07

APPAREL
Coach Inc.	574,797	18,922,317	0.75
Other securities[a]		19,934,991	0.78

		38,857,308	1.53

AUTO MANUFACTURERS
Other securities[a]		4,241,033	0.17

		4,241,033	0.17

AUTO PARTS & EQUIPMENT
Other securities[a]		16,105,143	0.63

		16,105,143	0.63

BANKS
Other securities[a]		1,955,248	0.08

		1,955,248	0.08

BEVERAGES
Other securities[a]		33,914,076	1.33

		33,914,076	1.33

BIOTECHNOLOGY
Life Technologies Corp.[b]	280,131	13,040,098	0.51
Other securities[a]		46,819,546	1.84

		59,859,644	2.35

BUILDING MATERIALS
Other securities[a]		14,159,568	0.56

		14,159,568	0.56

Security	Shares	Value	% of Net Assets
CHEMICALS
Ecolab Inc.	427,362	$19,756,945	0.78%
Sigma-Aldrich Corp.	221,002	11,929,688	0.47
Other securities[a]		49,909,613	1.96

		81,596,246	3.21

COAL
CONSOL Energy Inc.	326,957	14,749,030	0.58
Other securities[a]		11,059,306	0.43

		25,808,336	1.01

COMMERCIAL SERVICES
Apollo Group Inc. Class Ab	240,145	17,691,482	0.70
Other securities[a]		107,088,195	4.21

		124,779,677	4.91

COMPUTERS
Cognizant Technology Solutions Corp. Class Ab	527,920	20,409,387	0.80
NetApp Inc.[b]	602,286	16,068,990	0.63
Seagate Technology	801,524	12,191,180	0.48
Western Digital Corp.[b]	363,509	13,278,984	0.52
Other securities[a]		49,681,775	1.96

		111,630,316	4.39

COSMETICS & PERSONAL CARE
Avon Products Inc.	771,704	26,207,068	1.03
Other securities[a]		11,049,383	0.44

		37,256,451	1.47

DISTRIBUTION & WHOLESALE
Other securities[a]		25,061,364	0.99

		25,061,364	0.99

DIVERSIFIED FINANCIAL SERVICES
Intercontinental Exchange Inc.[b]	131,831	12,812,655	0.50
T. Rowe Price Group Inc.	461,726	21,100,878	0.83
Other securities[a]		58,314,967	2.30

		92,228,500	3.63

30	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

September 30, 2009

Security	Shares	Value	% of Net Assets
ELECTRIC
AES Corp. (The)[b]	972,590	$14,413,784	0.57%
PPL Corp.	679,612	20,619,428	0.81
Other securities[a]		34,511,957	1.36

		69,545,169	2.74

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		19,900,831	0.78

		19,900,831	0.78

ELECTRONICS
Agilent Technologies Inc.[b]	620,805	17,277,003	0.68
Other securities[a]		69,982,408	2.75

		87,259,411	3.43

ENGINEERING & CONSTRUCTION
Fluor Corp.	325,498	16,551,573	0.65
Other securities[a]		30,114,276	1.19

		46,665,849	1.84

ENTERTAINMENT
Other securities[a]		12,374,219	0.49

		12,374,219	0.49

ENVIRONMENTAL CONTROL
Other securities[a]		20,521,554	0.81

		20,521,554	0.81

FOOD
H.J. Heinz Co.	461,258	18,335,005	0.72
Other securities[a]		40,198,439	1.58

		58,533,444	2.30

FOREST PRODUCTS & PAPER
Other securities[a]		5,859,957	0.23

		5,859,957	0.23

HAND & MACHINE TOOLS
Other securities[a]		991,181	0.04

		991,181	0.04

HEALTH CARE - PRODUCTS
C.R. Bard Inc.	179,742	14,129,519	0.56
Intuitive Surgical Inc.[b,c]	68,514	17,967,796	0.71
Other securities[a]		73,780,106	2.89

		105,877,421	4.16

Security	Shares	Value	% of Net Assets
HEALTH CARE - SERVICES
Laboratory Corp. of America Holdings[b]	196,033	$12,879,368	0.51%
Quest Diagnostics Inc.	281,172	14,674,367	0.58
Other securities[a]		37,013,574	1.45

		64,567,309	2.54

HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		8,776,774	0.34

		8,776,774	0.34

HOME BUILDERS
Other securities[a]		3,963,874	0.16

		3,963,874	0.16

HOME FURNISHINGS
Other securities[a]		1,991,433	0.08

		1,991,433	0.08

HOUSEHOLD PRODUCTS & WARES
Clorox Co. (The)	223,265	13,132,447	0.52
Other securities[a]		12,030,118	0.47

		25,162,565	0.99

HOUSEWARES
Other securities[a]		3,845,331	0.15

		3,845,331	0.15

INSURANCE
Principal Financial Group Inc.	562,323	15,402,027	0.61
Other securities[a]		34,303,058	1.34

		49,705,085	1.95

INTERNET
McAfee Inc.[b]	281,251	12,315,981	0.48
Priceline.com Inc.[b,c]	75,404	12,503,491	0.49
Other securities[a]		45,575,778	1.80

		70,395,250	2.77

IRON & STEEL
Other securities[a]		2,358,072	0.09

		2,358,072	0.09

LEISURE TIME
Other securities[a]		5,270,415	0.21

		5,270,415	0.21

SUMMARY SCHEDULES OF INVESTMENTS	31

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

September 30, 2009

Security	Shares	Value	% of Net Assets
LODGING
Other securities[a]		$20,488,898	0.81%

		20,488,898	0.81

MACHINERY
Other securities[a]		35,025,755	1.38

		35,025,755	1.38

MANUFACTURING
Other securities[a]		44,320,601	1.74

		44,320,601	1.74

MEDIA
Discovery Communications Inc. Class Cb	473,482	12,324,736	0.49
McGraw-Hill
Companies Inc. (The)	569,262	14,311,247	0.56
Other securities[a]		7,152,285	0.28

		33,788,268	1.33

METAL FABRICATE & HARDWARE
Precision Castparts Corp.	253,182	25,791,650	1.01
Other securities[a]		3,246,551	0.13

		29,038,201	1.14

MINING
Other securities[a]		2,798,629	0.11

		2,798,629	0.11

OIL & GAS
Petrohawk Energy Corp.[b]	544,524	13,182,926	0.52
Other securities[a]		62,548,238	2.46

		75,731,164	2.98

OIL & GAS SERVICES
Cameron International Corp.[b]	392,733	14,853,162	0.58
Other securities[a]		29,936,829	1.18

		44,789,991	1.76

PACKAGING & CONTAINERS
Other securities[a]		27,904,480	1.10

		27,904,480	1.10

Security	Shares	Value	% of Net Assets
PHARMACEUTICALS
Hospira Inc.[b]	290,479	$12,955,363	0.51%
Other securities[a]		71,946,645	2.83

		84,902,008	3.34

PIPELINES
Other securities[a]		3,632,454	0.14

		3,632,454	0.14

REAL ESTATE
Other securities[a]		9,892,972	0.39

		9,892,972	0.39

REAL ESTATE INVESTMENT TRUSTS
Public Storage	242,876	18,273,990	0.72
Other securities[a]		23,084,706	0.91

		41,358,696	1.63

RETAIL
Bed Bath & Beyond Inc.[b,c]	472,127	17,723,648	0.70
TJX Companies Inc. (The)	747,122	27,755,582	1.09
Other securities[a]		154,613,967	6.08

		200,093,197	7.87

SAVINGS & LOANS
Other securities[a]		7,577,677	0.30

		7,577,677	0.30

SEMICONDUCTORS
Analog Devices Inc.	527,168	14,539,293	0.57
Marvell Technology Group Ltd.[b]	838,929	13,582,261	0.53
NVIDIA Corp.[b]	988,633	14,859,154	0.58
Other securities[a]		119,132,325	4.70

		162,113,033	6.38

SOFTWARE
BMC Software Inc.[b]	334,734	12,562,567	0.49
CA Inc.	548,853	12,069,277	0.47
Citrix Systems Inc.[b]	327,576	12,850,806	0.51
Fiserv Inc.[b]	281,640	13,575,048	0.53
Intuit Inc.[b]	584,734	16,664,919	0.66
Paychex Inc.	582,537	16,922,700	0.67
Other securities[a]		109,126,094	4.29

		193,771,411	7.62

32	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

September 30, 2009

Security	Shares	Value	% of Net Assets
TELECOMMUNICATIONS
Other securities[a]		$40,188,660	1.58%

		40,188,660	1.58

TEXTILES
Other securities[a]		1,303,269	0.05

		1,303,269	0.05

TOYS, GAMES & HOBBIES
Other securities[a]		17,411,004	0.68

		17,411,004	0.68

TRANSPORTATION
C.H. Robinson Worldwide Inc.	306,689	17,711,290	0.70
Expeditors International Washington Inc.	384,357	13,510,149	0.53
Other securities[a]		15,596,111	0.61

		46,817,550	1.84

TRUCKING & LEASING
Other securities[a]		1,027,386	0.04

		1,027,386	0.04

WATER
Other securities[a]		301,014	0.01

		301,014	0.01

TOTAL COMMON STOCKS
(Cost: $2,744,020,237)		2,540,103,564	99.91

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.22%[d,e,f]	152,615,727	152,615,727	6.00
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.18%[d,e,f]	23,292,125	23,292,125	0.92

Security	Shares	Value	% of Net Assets
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.04%[d,e]	2,302,682	$2,302,682	0.09%

		178,210,534	7.01

TOTAL SHORT-TERM INVESTMENTS
(Cost: $178,210,534)		178,210,534	7.01

TOTAL INVESTMENTS IN SECURITIES
(Cost: $2,922,230,771)		2,718,314,098	106.92

Other Assets, Less Liabilities		(175,856,136)	(6.92)

NET ASSETS		$2,542,457,962	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2009.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	33

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

September 30, 2009

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$10,427,437	0.36%

		10,427,437	0.36

AEROSPACE & DEFENSE
L-3 Communications Holdings Inc.	223,236	17,930,316	0.62
Other securities[a]		4,314,095	0.15

		22,244,411	0.77

AGRICULTURE
Bunge Ltd.	256,623	16,067,166	0.55
Other securities[a]		2,800,516	0.10

		18,867,682	0.65

AIRLINES
Other securities[a]		9,372,912	0.32

		9,372,912	0.32

APPAREL
Other securities[a]		11,472,878	0.40

		11,472,878	0.40

AUTO MANUFACTURERS
Other securities[a]		5,298,185	0.18

		5,298,185	0.18

AUTO PARTS & EQUIPMENT
Other securities[a]		7,994,706	0.28

		7,994,706	0.28

BANKS
Discover Financial Services	1,025,989	16,651,801	0.58
Fifth Third Bancorp	1,522,721	15,425,164	0.53
Regions
Financial Corp.	2,210,831	13,729,261	0.48
SunTrust Banks Inc.	955,304	21,542,105	0.75
Other securities[a]		93,616,212	3.23

		160,964,543	5.57

BEVERAGES
Dr Pepper Snapple Group Inc.[b]	485,665	13,962,869	0.48
Other securities[a]		25,106,685	0.87

		39,069,554	1.35

Security	Shares	Value	% of Net Assets
BIOTECHNOLOGY
Other securities[a]		$3,315,515	0.12%

		3,315,515	0.12

BUILDING MATERIALS
Other securities[a]		13,669,484	0.47

		13,669,484	0.47

CHEMICALS
PPG Industries Inc.	315,072	18,340,341	0.64
Other securities[a]		50,492,798	1.74

		68,833,139	2.38

COAL
Other securities[a]		7,829,290	0.27

		7,829,290	0.27

COMMERCIAL SERVICES
Other securities[a]		45,772,410	1.58

		45,772,410	1.58

COMPUTERS
Computer Sciences Corp.[b]	290,095	15,290,907	0.53
Sun Microsystems Inc.[b]	1,431,060	13,008,335	0.45
Other securities[a]		23,462,835	0.81

		51,762,077	1.79

COSMETICS & PERSONAL CARE
Other securities[a]		683,613	0.02

		683,613	0.02

DISTRIBUTION & WHOLESALE
Other securities[a]		25,170,777	0.87

		25,170,777	0.87

DIVERSIFIED FINANCIAL SERVICES
Ameriprise Financial Inc.	449,768	16,340,071	0.57
Invesco Ltd.	732,151	16,663,757	0.58
Other securities[a]		42,775,439	1.47

		75,779,267	2.62

ELECTRIC
Consolidated Edison Inc.[c]	525,554	21,516,181	0.74
Edison International	624,015	20,954,424	0.73
NRG Energy Inc.[b]	507,725	14,312,768	0.50

34	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

September 30, 2009

Security	Shares	Value	% of Net Assets
Progress Energy Inc.	534,434	$20,874,992	0.72%
Xcel Energy Inc.	872,731	16,791,344	0.58
Other securities[a]		148,069,003	5.12

		242,518,712	8.39

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		14,143,027	0.49

		14,143,027	0.49

ELECTRONICS
Other securities[a]		21,523,606	0.75

		21,523,606	0.75

ENERGY - ALTERNATE SOURCES
Other securities[a]		4,182,765	0.15

		4,182,765	0.15

ENGINEERING & CONSTRUCTION
Other securities[a]		14,224,380	0.49

		14,224,380	0.49

ENTERTAINMENT
Other securities[a]		13,451,604	0.47

		13,451,604	0.47

ENVIRONMENTAL CONTROL
Other securities[a]		12,400,817	0.43

		12,400,817	0.43

FOOD
ConAgra Foods Inc.	856,585	18,570,763	0.64
Safeway Inc.	815,604	16,083,711	0.56
Other securities[a]		74,035,510	2.56

		108,689,984	3.76

FOREST PRODUCTS & PAPER
International Paper Co.	827,809	18,402,194	0.64
Weyerhaeuser Co.	404,681	14,831,559	0.51
Other securities[a]		20,246,409	0.70

		53,480,162	1.85

GAS
Sempra Energy	467,877	23,304,953	0.81
Other securities[a]		36,576,599	1.26

		59,881,552	2.07

HAND & MACHINE TOOLS
Other securities[a]		22,287,294	0.77

		22,287,294	0.77

Security	Shares	Value	% of Net Assets
HEALTH CARE - PRODUCTS
Other securities[a]		$17,475,546	0.61%

		17,475,546	0.61

HEALTH CARE - SERVICES
Other securities[a]		32,744,110	1.13

		32,744,110	1.13

HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		5,644,985	0.20

		5,644,985	0.20

HOME BUILDERS
Other securities[a]		32,186,193	1.11

		32,186,193	1.11

HOME FURNISHINGS
Other securities[a]		11,574,077	0.40

		11,574,077	0.40

HOUSEHOLD PRODUCTS & WARES
Fortune Brands Inc.	287,320	12,349,014	0.43
Other securities[a]		12,777,907	0.44

		25,126,921	0.87

HOUSEWARES
Other securities[a]		6,985,737	0.24

		6,985,737	0.24

INSURANCE
Aon Corp.	530,146	21,571,641	0.75
CIGNA Corp.	488,253	13,715,027	0.47
Hartford Financial Services Group Inc. (The)	623,306	16,517,609	0.57
Marsh & McLennan Companies Inc.	925,728	22,893,253	0.79
Progressive Corp. (The)[b]	1,171,295	19,420,071	0.67
Unum Group	633,946	13,591,802	0.47
Other securities[a]		187,248,028	6.49

		294,957,431	10.21

INTERNET
Liberty Media Corp. - Liberty Interactive Group Series Ab	1,140,328	12,509,398	0.43
Other securities[a]		2,856,781	0.10

		15,366,179	0.53

SUMMARY SCHEDULES OF INVESTMENTS	35

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

September 30, 2009

Security	Shares	Value	% of Net Assets
IRON & STEEL
Other securities[a]		$44,093,365	1.53%

		44,093,365	1.53

LEISURE TIME
Other securities[a]		14,511,015	0.50

		14,511,015	0.50

LODGING
Other securities[a]		37,563,307	1.30

		37,563,307	1.30

MACHINERY
Other securities[a]		45,925,105	1.59

		45,925,105	1.59

MANUFACTURING
Eaton Corp.	317,178	17,949,103	0.62
ITT Corp.	314,037	16,377,030	0.57
Parker Hannifin Corp.	307,385	15,934,838	0.55
Other securities[a]		42,110,652	1.46

		92,371,623	3.20

MEDIA
CBS Corp. Class B NVS	1,162,845	14,012,282	0.48
Other securities[a]		53,061,060	1.84

		67,073,342	2.32

METAL FABRICATE & HARDWARE
Other securities[a]		8,202,772	0.28

		8,202,772	0.28

MINING
Vulcan Materials Co.	239,097	12,927,975	0.45
Other securities[a]		5,560,051	0.19

		18,488,026	0.64

OFFICE & BUSINESS EQUIPMENT
Xerox Corp.	1,654,984	12,809,576	0.44
Other securities[a]		9,831,927	0.34

		22,641,503	0.78

OIL & GAS
Murphy Oil Corp.	365,406	21,036,423	0.73
Noble Energy Inc.	332,007	21,899,182	0.76
Range Resources Corp.	255,415	12,607,284	0.44
Other securities[a]		124,152,222	4.29

		179,695,111	6.22

Security	Shares	Value	% of Net Assets
OIL & GAS SERVICES
Other securities[a]		$34,755,766	1.20%

		34,755,766	1.20

PACKAGING & CONTAINERS
Other securities[a]		30,269,849	1.05

		30,269,849	1.05

PHARMACEUTICALS
Forest Laboratories Inc.[b]	577,666	17,006,487	0.59
Other securities[a]		27,482,720	0.95

		44,489,207	1.54

PIPELINES
Questar Corp.	332,829	12,501,057	0.43
Spectra Energy Corp.	1,235,278	23,396,165	0.81
Other securities[a]		23,596,371	0.82

		59,493,593	2.06

REAL ESTATE
Other securities[a]		6,588,299	0.23

		6,588,299	0.23

REAL ESTATE INVESTMENT TRUSTS
Annaly Capital Management Inc.	1,042,570	18,912,220	0.65
Boston Properties Inc.	265,366	17,394,741	0.60
Equity Residential	524,445	16,100,462	0.56
Host Hotels & Resorts Inc.	1,152,677	13,567,008	0.47
Vornado Realty Trust	293,500	18,904,335	0.65
Other securities[a]		169,671,315	5.88

		254,550,081	8.81

RETAIL
J.C. Penney Co. Inc.	425,687	14,366,936	0.50
Macy’s Inc.	805,124	14,725,718	0.51
Other securities[a]		46,126,671	1.59

		75,219,325	2.60

SAVINGS & LOANS
Other securities[a]		31,912,434	1.10

		31,912,434	1.10

SEMICONDUCTORS
Other securities[a]		55,291,934	1.91

		55,291,934	1.91

36	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

September 30, 2009

Security	Shares	Value	% of Net Assets
SOFTWARE
Other securities[a]		$26,318,027	0.91%

		26,318,027	0.91

TELECOMMUNICATIONS
CenturyTel Inc.	568,234	19,092,662	0.66
Other securities[a]		84,513,489	2.92

		103,606,151	3.58

TEXTILES
Other securities[a]		11,312,600	0.39

		11,312,600	0.39

TOYS, GAMES & HOBBIES
Other securities[a]		5,528,292	0.19

		5,528,292	0.19

TRANSPORTATION
Other securities[a]		19,829,706	0.69

		19,829,706	0.69

TRUCKING & LEASING
Other securities[a]		1,422,655	0.05

		1,422,655	0.05

WATER
Other securities[a]		6,652,954	0.23

		6,652,954	0.23

TOTAL COMMON STOCKS
(Cost: $3,383,146,400)		2,885,179,004	99.82

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.22%[d,e,f]	80,448,764	80,448,764	2.78
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.18%[d,e,f]	12,278,045	12,278,045	0.43

Security	Shares	Value	% of Net Assets
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares 0.04%[d,e]	2,892,952	$2,892,952	0.10%

		95,619,761	3.31

TOTAL SHORT-TERM INVESTMENTS
(Cost: $95,619,761)		95,619,761	3.31

TOTAL INVESTMENTS IN SECURITIES
(Cost: $3,478,766,161)		2,980,798,765	103.13

Other Assets, Less Liabilities		(90,392,523)	(3.13)

NET ASSETS		$2,890,406,242	100.00%

NVS – Non-Voting Shares

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2009.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	37

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2009

	iShares Russell
	3000 Index Fund	3000 Growth Index Fund	3000 Value Index Fund	Microcap Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$3,678,962,142	$387,856,929	$503,126,329	$425,043,217
Affiliated issuers (Note 2)	44,558,559	5,345,513	3,787,072	26,183,223

Total cost of investments	$3,723,520,701	$393,202,442	$506,913,401	$451,226,440

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$2,953,517,516	$343,234,055	$391,659,842	$352,646,610
Affiliated issuers (Note 2)	44,558,559	5,345,513	3,787,072	26,183,223

Total fair value of investments	2,998,076,075	348,579,568	395,446,914	378,829,833
Receivables:
Investment securities sold	4,943,405	35,268	1,564,926	3,747,645
Dividends and interest	3,644,551	337,871	594,755	375,524

Total Assets	3,006,664,031	348,952,707	397,606,595	382,953,002

LIABILITIES
Payables:
Investment securities purchased	7,265,998	162,999	1,861,620	3,353,100
Collateral for securities on loan (Note 5)	40,674,743	4,985,386	3,479,684	25,891,625
Capital shares redeemed	18,270	3,721	–	–
Investment advisory fees (Note 2)	483,826	69,623	83,931	169,746

Total Liabilities	48,442,837	5,221,729	5,425,235	29,414,471

NET ASSETS	$2,958,221,194	$343,730,978	$392,181,360	$353,538,531

Net assets consist of:
Paid-in capital	$3,958,841,003	$487,338,909	$590,371,382	$497,805,478
Undistributed net investment income	967,400	68,817	150,131	106,709
Accumulated net realized loss	(276,142,583)	(99,053,874)	(86,873,666)	(71,977,049)
Net unrealized depreciation	(725,444,626)	(44,622,874)	(111,466,487)	(72,396,607)

NET ASSETS	$2,958,221,194	$343,730,978	$392,181,360	$353,538,531

Shares outstanding[b]	47,700,000	9,100,000	5,400,000	8,950,000

Net asset value per share	$62.02	$37.77	$72.63	$39.50

[a]	Securities on loan with values of $39,397,658, $4,829,389, $3,365,404 and $24,115,778, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

38	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2009

	iShares Russell
	Midcap Index Fund	Midcap Growth Index Fund	Midcap Value Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$5,177,077,384	$2,744,020,237	$3,383,146,400
Affiliated issuers (Note 2)	217,570,143	178,210,534	95,619,761

Total cost of investments	$5,394,647,527	$2,922,230,771	$3,478,766,161

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$4,554,085,244	$2,540,103,564	$2,885,179,004
Affiliated issuers (Note 2)	217,570,143	178,210,534	95,619,761

Total fair value of investments	4,771,655,387	2,718,314,098	2,980,798,765
Receivables:
Investment securities sold	8,854,740	1,944,909	7,076,907
Dividends and interest	5,574,134	1,761,921	4,963,970
Capital shares sold	20,754	2,659	143,083

Total Assets	4,786,105,015	2,722,023,587	2,992,982,725

LIABILITIES
Payables:
Investment securities purchased	10,367,235	3,146,790	9,276,647
Collateral for securities on loan (Note 5)	213,068,979	175,907,852	92,726,809
Investment advisory fees (Note 2)	725,300	510,983	573,027

Total Liabilities	224,161,514	179,565,625	102,576,483

NET ASSETS	$4,561,943,501	$2,542,457,962	$2,890,406,242

Net assets consist of:
Paid-in capital	$5,578,054,310	$3,355,149,217	$4,041,493,134
Undistributed (distributions in excess of) net investment income	723,173	(34,336)	661,091
Accumulated net realized loss	(393,841,842)	(608,740,246)	(653,780,587)
Net unrealized depreciation	(622,992,140)	(203,916,673)	(497,967,396)

NET ASSETS	$4,561,943,501	$2,542,457,962	$2,890,406,242

Shares outstanding[b]	58,250,000	59,650,000	81,650,000

Net asset value per share	$78.32	$42.62	$35.40

[a]	Securities on loan with values of $207,958,195, $172,046,252 and $90,090,495, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	39

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended September 30, 2009

	iShares Russell
	3000 Index Fund	3000 Growth Index Fund	3000 Value Index Fund	Microcap Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$28,710,005	$2,757,465	$4,372,309	$1,677,624
Interest from affiliated issuers (Note 2)	2,052	247	258	200
Securities lending income from affiliated issuers (Note 2)	1,093,418	29,883	221,478	307,349

Total investment income	29,805,475	2,787,595	4,594,045	1,985,173

EXPENSES
Investment advisory fees (Note 2)	2,744,376	412,622	430,094	836,536

Total expenses	2,744,376	412,622	430,094	836,536

Net investment income	27,061,099	2,374,973	4,163,951	1,148,637

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(119,014,253)	(52,265,536)	(50,153,309)	(41,092,275)
In-kind redemptions	47,791,856	(5,233,733)	8,215,856	6,190,003

Net realized loss	(71,222,397)	(57,499,269)	(41,937,453)	(34,902,272)

Net change in unrealized appreciation (depreciation)	852,700,585	149,097,608	145,660,233	140,971,159

Net realized and unrealized gain	781,478,188	91,598,339	103,722,780	106,068,887

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$808,539,287	$93,973,312	$107,886,731	$107,217,524

[a]	Net of foreign withholding tax of $201, $–, $73 and $319, respectively.

See notes to financial statements.

40	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2009

	iShares Russell
	Midcap Index Fund	Midcap Growth Index Fund	Midcap Value Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers	$34,788,025	$12,555,313	$28,218,726
Interest from affiliated issuers (Note 2)	2,803	1,192	1,595
Securities lending income from affiliated issuers (Note 2)	1,269,620	544,400	926,804

Total investment income	36,060,448	13,100,905	29,147,125

EXPENSES
Investment advisory fees (Note 2)	3,896,866	2,664,226	2,878,778

Total expenses	3,896,866	2,664,226	2,878,778

Net investment income	32,163,582	10,436,679	26,268,347

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(225,881,260)	(424,215,915)	(431,095,388)
In-kind redemptions	89,949,785	845,400	63,755,217

Net realized loss	(135,931,475)	(423,370,515)	(367,340,171)

Net change in unrealized appreciation (depreciation)	1,547,599,198	1,134,209,872	1,229,276,689

Net realized and unrealized gain	1,411,667,723	710,839,357	861,936,518

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,443,831,305	$721,276,036	$888,204,865

See notes to financial statements.

FINANCIAL STATEMENTS	41

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Russell 3000 Index Fund		iShares Russell 3000 Growth Index Fund
	Six months ended September 30, 2009 (Unaudited)	Year ended March 31, 2009	Six months ended September 30, 2009 (Unaudited)	Year ended March 31, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$27,061,099	$60,257,191	$2,374,973	$5,350,140
Net realized loss	(71,222,397)	(100,534,176)	(57,499,269)	(39,518,716)
Net change in unrealized appreciation (depreciation)	852,700,585	(1,231,380,079)	149,097,608	(165,445,036)

Net increase (decrease) in net assets resulting from operations	808,539,287	(1,271,657,064)	93,973,312	(199,613,612)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(26,465,309)	(60,199,290)	(2,372,215)	(5,300,457)

Total distributions to shareholders	(26,465,309)	(60,199,290)	(2,372,215)	(5,300,457)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	308,509,494	1,950,024,402	25,885,565	421,624,510
Cost of shares redeemed	(367,094,358)	(1,102,138,333)	(73,870,819)	(245,960,681)

Net increase (decrease) in net assets from capital share transactions	(58,584,864)	847,886,069	(47,985,254)	175,663,829

INCREASE (DECREASE) IN NET ASSETS	723,489,114	(483,970,285)	43,615,843	(29,250,240)

NET ASSETS
Beginning of period	2,234,732,080	2,718,702,365	300,115,135	329,365,375

End of period	$2,958,221,194	$2,234,732,080	$343,730,978	$300,115,135

Undistributed net investment income included in net assets at end of period	$967,400	$371,610	$68,817	$66,059

SHARES ISSUED AND REDEEMED
Shares sold	5,850,000	33,850,000	800,000	11,250,000
Shares redeemed	(6,600,000)	(21,050,000)	(2,200,000)	(8,200,000)

Net increase (decrease) in shares outstanding	(750,000)	12,800,000	(1,400,000)	3,050,000

See notes to financial statements.

42	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell 3000 Value Index Fund		iShares Russell Microcap Index Fund
	Six months ended September 30, 2009 (Unaudited)	Year ended March 31, 2009	Six months ended September 30, 2009 (Unaudited)	Year ended March 31, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$4,163,951	$13,082,287	$1,148,637	$2,892,520
Net realized loss	(41,937,453)	(63,544,892)	(34,902,272)	(5,712,157)
Net change in unrealized appreciation (depreciation)	145,660,233	(158,425,539)	140,971,159	(133,586,502)

Net increase (decrease) in net assets resulting from operations	107,886,731	(208,888,144)	107,217,524	(136,406,139)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,025,524)	(13,291,606)	(1,107,538)	(2,951,541)

Total distributions to shareholders	(4,025,524)	(13,291,606)	(1,107,538)	(2,951,541)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	83,944,261	247,163,010	79,979,197	642,163,112
Cost of shares redeemed	(63,714,820)	(329,526,814)	(40,925,790)	(466,756,813)

Net increase (decrease) in net assets from capital share transactions	20,229,441	(82,363,804)	39,053,407	175,406,299

INCREASE (DECREASE) IN NET ASSETS	124,090,648	(304,543,554)	145,163,393	36,048,619

NET ASSETS
Beginning of period	268,090,712	572,634,266	208,375,138	172,326,519

End of period	$392,181,360	$268,090,712	$353,538,531	$208,375,138

Undistributed net investment income included in net assets at end of period	$150,131	$11,704	$106,709	$65,610

SHARES ISSUED AND REDEEMED
Shares sold	1,300,000	3,300,000	2,400,000	16,000,000
Shares redeemed	(950,000)	(4,300,000)	(1,300,000)	(11,850,000)

Net increase (decrease) in shares outstanding	350,000	(1,000,000)	1,100,000	4,150,000

See notes to financial statements.

FINANCIAL STATEMENTS	43

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell Midcap Index Fund		iShares Russell Midcap Growth Index Fund
	Six months ended September 30, 2009 (Unaudited)	Year ended March 31, 2009	Six months ended September 30, 2009 (Unaudited)	Year ended March 31, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$32,163,582	$67,811,672	$10,436,679	$23,155,075
Net realized loss	(135,931,475)	(24,938,034)	(423,370,515)	(94,333,407)
Net change in unrealized appreciation (depreciation)	1,547,599,198	(2,007,081,223)	1,134,209,872	(1,142,827,196)

Net increase (decrease) in net assets resulting from operations	1,443,831,305	(1,964,207,585)	721,276,036	(1,214,005,528)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(31,693,083)	(69,706,590)	(10,511,067)	(23,597,970)

Total distributions to shareholders	(31,693,083)	(69,706,590)	(10,511,067)	(23,597,970)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	432,370,695	2,899,561,893	328,224,938	952,915,431
Cost of shares redeemed	(716,573,668)	(783,272,591)	(178,236,179)	(736,895,347)

Net increase (decrease) in net assets from capital share transactions	(284,202,973)	2,116,289,302	149,988,759	216,020,084

INCREASE (DECREASE) IN NET ASSETS	1,127,935,249	82,375,127	860,753,728	(1,021,583,414)

NET ASSETS
Beginning of period	3,434,008,252	3,351,633,125	1,681,704,234	2,703,287,648

End of period	$4,561,943,501	$3,434,008,252	$2,542,457,962	$1,681,704,234

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$723,173	$252,674	$(34,336)	$40,052

SHARES ISSUED AND REDEEMED
Shares sold	6,100,000	38,550,000	9,100,000	21,600,000
Shares redeemed	(11,150,000)	(11,150,000)	(5,100,000)	(19,350,000)

Net increase (decrease) in shares outstanding	(5,050,000)	27,400,000	4,000,000	2,250,000

See notes to financial statements.

44	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell Midcap Value Index Fund
	Six months ended September 30, 2009 (Unaudited)	Year ended March 31, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$26,268,347	$65,535,240
Net realized loss	(367,340,171)	(179,383,192)
Net change in unrealized appreciation (depreciation)	1,229,276,689	(1,182,963,412)

Net increase (decrease) in net assets resulting from operations	888,204,865	(1,296,811,364)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(25,669,471)	(68,649,089)

Total distributions to shareholders	(25,669,471)	(68,649,089)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	980,371,731	2,386,666,758
Cost of shares redeemed	(698,042,281)	(1,931,611,534)

Net increase in net assets from capital share transactions	282,329,450	455,055,224

INCREASE (DECREASE) IN NET ASSETS	1,144,864,844	(910,405,229)

NET ASSETS
Beginning of period	1,745,541,398	2,655,946,627

End of period	$2,890,406,242	$1,745,541,398

Undistributed net investment income included in net assets at end of period	$661,091	$62,215

SHARES ISSUED AND REDEEMED
Shares sold	32,450,000	67,300,000
Shares redeemed	(23,600,000)	(56,450,000)

Net increase in shares outstanding	8,850,000	10,850,000

See notes to financial statements.

FINANCIAL STATEMENTS	45

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 3000 Index Fund
	Six months ended Sep. 30, 2009 (Unaudited)	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005

Net asset value, beginning of period	$46.12	$76.26	$82.61	$75.57	$67.26	$64.13

Income from investment operations:
Net investment income	0.54 [a]	1.36 [a]	1.39 [a]	1.31 [a]	1.16	1.17
Net realized and unrealized gain (loss)[b]	15.89	(30.20)	(6.35)	7.00	8.26	3.26

Total from investment operations	16.43	(28.84)	(4.96)	8.31	9.42	4.43

Less distributions from:
Net investment income	(0.53)	(1.30)	(1.39)	(1.27)	(1.11)	(1.12)
Return of capital	–	–	–	–	–	(0.18)

Total distributions	(0.53)	(1.30)	(1.39)	(1.27)	(1.11)	(1.30)

Net asset value, end of period	$62.02	$46.12	$76.26	$82.61	$75.57	$67.26

Total return	35.74%[c]	(38.14)%	(6.15)%	11.10%	14.10%	6.95%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,958,221	$2,234,732	$2,718,702	$2,928,652	$2,180,115	$1,957,315
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	1.97%	2.23%	1.64%	1.68%	1.62%	1.81%
Portfolio turnover rate[e]	4%	7%	8%	6%	5%	5%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

46	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 3000 Growth Index Fund
	Six months ended Sep. 30, 2009 (Unaudited)	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005

Net asset value, beginning of period	$28.58	$44.21	$45.35	$43.06	$38.01	$38.13

Income from investment operations:
Net investment income	0.24 [a]	0.49 [a]	0.43 [a]	0.42 [a]	0.32	0.42
Net realized and unrealized gain (loss)[b]	9.21	(15.67)	(1.14)	2.26	5.04	(0.07)

Total from investment operations	9.45	(15.18)	(0.71)	2.68	5.36	0.35

Less distributions from:
Net investment income	(0.26)	(0.45)	(0.43)	(0.39)	(0.31)	(0.41)
Return of capital	–	–	–	–	–	(0.06)

Total distributions	(0.26)	(0.45)	(0.43)	(0.39)	(0.31)	(0.47)

Net asset value, end of period	$37.77	$28.58	$44.21	$45.35	$43.06	$38.01

Total return	33.13%[c]	(34.48)%	(1.64)%	6.27%	14.13%	0.91%

Ratios/Supplemental data:
Net assets, end of period (000s)	$343,731	$300,115	$329,365	$265,269	$226,058	$129,224
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	1.44%	1.35%	0.90%	0.97%	0.86%	1.12%
Portfolio turnover rate[e]	19%	19%	18%	17%	20%	16%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	47

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 3000 Value Index Fund
	Six months ended Sep. 30, 2009 (Unaudited)	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005

Net asset value, beginning of period	$53.09	$94.65	$108.53	$95.62	$85.66	$77.89

Income from investment operations:
Net investment income	0.78 [a]	2.28 [a]	2.47 [a]	2.29 [a]	1.91	1.81
Net realized and unrealized gain (loss)[b]	19.50	(41.59)	(13.89)	12.82	9.93	7.92

Total from investment operations	20.28	(39.31)	(11.42)	15.11	11.84	9.73

Less distributions from:
Net investment income	(0.74)	(2.25)	(2.46)	(2.16)	(1.85)	(1.96)
Return of capital	–	–	–	(0.04)	(0.03)	–

Total distributions	(0.74)	(2.25)	(2.46)	(2.20)	(1.88)	(1.96)

Net asset value, end of period	$72.63	$53.09	$94.65	$108.53	$95.62	$85.66

Total return	38.36%[c]	(42.08)%	(10.75)%	15.95%	13.95%	12.61%

Ratios/Supplemental data:
Net assets, end of period (000s)	$392,181	$268,091	$572,634	$694,599	$439,866	$364,051
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	2.42%	2.93%	2.31%	2.23%	2.26%	2.33%
Portfolio turnover rate[e]	22%	26%	17%	14%	7%	16%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

48	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Microcap Index Fund
	Six months ended Sep. 30, 2009 (Unaudited)	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Period from Aug. 12, 2005[a] to Mar. 31, 2006

Net asset value, beginning of period	$26.54	$46.57	$58.87	$58.50	$50.00

Income from investment operations:
Net investment income	0.14 [b]	0.42 [b]	0.41 [b]	0.30 [b]	0.15
Net realized and unrealized gain (loss)[c]	12.95	(20.01)	(12.31)	0.41	8.47

Total from investment operations	13.09	(19.59)	(11.90)	0.71	8.62

Less distributions from:
Net investment income	(0.13)	(0.44)	(0.39)	(0.30)	(0.12)
Return of capital	–	–	(0.01)	(0.04)	–

Total distributions	(0.13)	(0.44)	(0.40)	(0.34)	(0.12)

Net asset value, end of period	$39.50	$26.54	$46.57	$58.87	$58.50

Total return	49.37%[d]	(42.29)%	(20.32)%	1.25%	17.26%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$353,539	$208,375	$172,327	$256,092	$216,460
Ratio of expenses to average net assets[e]	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[e]	0.82%	1.14%	0.75%	0.53%	0.56%
Portfolio turnover rate[f]	33%	25%	21%	20%	6%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	49

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Midcap Index Fund
	Six months ended Sep. 30, 2009 (Unaudited)	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005

Net asset value, beginning of period	$54.25	$93.36	$103.91	$94.47	$78.85	$70.20

Income from investment operations:
Net investment income	0.56 [a]	1.37 [a]	1.30 [a]	1.35 [a]	1.20	0.98
Net realized and unrealized gain (loss)[b]	24.07	(39.16)	(10.58)	9.46	15.60	8.69

Total from investment operations	24.63	(37.79)	(9.28)	10.81	16.80	9.67

Less distributions from:
Net investment income	(0.56)	(1.32)	(1.26)	(1.28)	(1.13)	(0.97)
Return of capital	–	–	(0.01)	(0.09)	(0.05)	(0.05)

Total distributions	(0.56)	(1.32)	(1.27)	(1.37)	(1.18)	(1.02)

Net asset value, end of period	$78.32	$54.25	$93.36	$103.91	$94.47	$78.85

Total return	45.53%[c]	(40.76)%	(9.05)%	11.56%	21.42%	13.85%

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,561,944	$3,434,008	$3,351,633	$3,330,377	$2,196,368	$1,202,454
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	1.65%	1.89%	1.25%	1.40%	1.49%	1.48%
Portfolio turnover rate[e]	13%	14%	15%	19%	9%	15%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

50	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Midcap Growth Index Fund
	Six months ended Sep. 30, 2009 (Unaudited)	Year ended Mar. 31, 2009[a]	Year ended Mar. 31, 2008[a]	Year ended Mar. 31, 2007[a]	Year ended Mar. 31, 2006[a]	Year ended Mar. 31, 2005[a]

Net asset value, beginning of period	$30.22	$50.62	$53.47	$50.51	$41.48	$38.55

Income from investment operations:
Net investment income	0.18 [b]	0.40 [b]	0.36 [b]	0.37 [b]	0.27	0.14
Net realized and unrealized gain (loss)[c]	12.40	(20.40)	(2.86)	2.97	9.02	2.94

Total from investment operations	12.58	(20.00)	(2.50)	3.34	9.29	3.08

Less distributions from:
Net investment income	(0.18)	(0.40)	(0.34)	(0.38)	(0.26)	(0.15)
Return of capital	–	–	(0.01)	–	–	–

Total distributions	(0.18)	(0.40)	(0.35)	(0.38)	(0.26)	(0.15)

Net asset value, end of period	$42.62	$30.22	$50.62	$53.47	$50.51	$41.48

Total return	41.69%[d]	(39.66)%	(4.74)%	6.66%	22.44%	8.01%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,542,458	$1,681,704	$2,703,288	$1,817,931	$1,581,016	$842,049
Ratio of expenses to average net assets[e]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[e]	0.98%	0.97%	0.64%	0.73%	0.64%	0.38%
Portfolio turnover rate[f]	30%	34%	25%	30%	14%	27%

[a]	Per share amounts were adjusted to reflect a two-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	51

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Midcap Value Index Fund
	Six months ended Sep. 30, 2009 (Unaudited)	Year ended Mar. 31, 2009[a]	Year ended Mar. 31, 2008[a]	Year ended Mar. 31, 2007[a]	Year ended Mar. 31, 2006[a]	Year ended Mar. 31, 2005[a]

Net asset value, beginning of period	$23.98	$42.87	$50.96	$44.48	$37.72	$32.55

Income from investment operations:
Net investment income	0.35 [b]	0.91 [b]	0.93 [b]	0.96 [b]	0.82	0.66
Net realized and unrealized gain (loss)[c]	11.41	(18.85)	(8.07)	6.48	6.74	5.17

Total from investment operations	11.76	(17.94)	(7.14)	7.44	7.56	5.83

Less distributions from:
Net investment income	(0.34)	(0.95)	(0.94)	(0.88)	(0.77)	(0.66)
Return of capital	–	–	(0.01)	(0.08)	(0.03)	–

Total distributions	(0.34)	(0.95)	(0.95)	(0.96)	(0.80)	(0.66)

Net asset value, end of period	$35.40	$23.98	$42.87	$50.96	$44.48	$37.72

Total return	49.26%[d]	(42.36)%	(14.22)%	16.91%	20.19%	18.07%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,890,406	$1,745,541	$2,655,947	$3,409,244	$2,074,923	$1,148,612
Ratio of expenses to average net assets[e]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[e]	2.28%	2.62%	1.89%	2.05%	2.18%	2.20%
Portfolio turnover rate[f]	27%	38%	22%	25%	11%	20%

[a]	Per share amounts were adjusted to reflect a three-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

52	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares Russell 3000, iShares Russell 3000 Growth, iShares Russell 3000 Value, iShares Russell Microcap, iShares Russell Midcap, iShares Russell Midcap Growth and iShares Russell Midcap Value Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a diversified fund under the 1940 Act.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”);

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other

NOTES TO FINANCIAL STATEMENTS	53

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

As of September 30, 2009, the values of each Fund’s investments were classified as Level 1 Prices. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

54	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended September 30, 2009.

The Funds had tax basis net capital loss carryforwards as of March 31, 2009, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Total
Russell 3000	$14,803,175	$14,801,082	$8,033,947	$95,540	$3,180,853	$–	$–	$36,634,037	$77,548,634
Russell 3000 Growth	3,437,514	6,607,675	2,294,465	911,779	2,128,959	1,086,830	–	14,427,568	30,894,790
Russell 3000 Value	–	342,926	144,266	–	309,470	290,191	467,125	19,166,670	20,720,648
Russell Microcap	–	–	–	–	83,822	758,530	4,726,853	14,316,649	19,885,854
Russell Midcap	–	564,856	1,554,124	–	–	2,966,359	9,494,772	50,284,490	64,864,601
Russell Midcap Growth	–	686,773	2,148,153	–	17,096,686	–	3,965,198	105,000,158	128,896,968
Russell Midcap Value	–	–	1,606,781	–	–	1,114,118	13,253,157	182,452,977	198,427,033

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

For the six months ended September 30, 2009, the Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the six months ended September 30, 2009 are disclosed in the Funds’ Statements of Operations.

NOTES TO FINANCIAL STATEMENTS	55

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of September 30, 2009, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation

Russell 3000	$3,820,311,939	$–	$(822,235,864)	$(822,235,864)
Russell 3000 Growth	397,499,457	6,377,062	(55,296,951)	(48,919,889)
Russell 3000 Value	519,756,628	575,597	(124,885,311)	(124,309,714)
Russell Microcap	458,896,959	22,756,030	(102,823,156)	(80,067,126)
Russell Midcap	5,564,495,071	43,890,618	(836,730,302)	(792,839,684)
Russell Midcap Growth	2,973,655,252	113,267,113	(368,608,267)	(255,341,154)
Russell Midcap Value	3,554,942,830	59,903,511	(634,047,576)	(574,144,065)

Management has reviewed the tax positions as of September 30, 2009, inclusive of the prior three open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to the following Funds, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
Russell 3000	0.20%
Russell 3000 Growth	0.25
Russell 3000 Value	0.25
Russell Microcap	0.60
Russell Midcap	0.20
Russell Midcap Growth	0.25
Russell Midcap Value	0.25

State Street Bank and Trust Company (“State Street”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

56	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Funds. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended September 30, 2009, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
Russell 3000	$1,093,418
Russell 3000 Growth	29,883
Russell 3000 Value	221,478
Russell Microcap	307,349
Russell Midcap	1,269,620
Russell Midcap Growth	544,400
Russell Midcap Value	926,804

Cross trades for the six months ended September 30, 2009, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest in certain money market funds managed by BGFA, the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. These money market funds seek to achieve their investment objectives by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Funds from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statements of Operations.

Certain trustees and officers of the Trust are also officers of BGI and/or BGFA.

NOTES TO FINANCIAL STATEMENTS	57

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2009 were as follows:

iShares Index Fund	Purchases	Sales
Russell 3000	$116,281,385	$111,421,783
Russell 3000 Growth	61,926,709	61,437,904
Russell 3000 Value	77,137,313	76,205,079
Russell Microcap	93,225,973	91,539,417
Russell Midcap	503,355,449	486,310,047
Russell Midcap Growth	651,815,852	638,518,134
Russell Midcap Value	625,511,282	619,438,474

In-kind transactions (see Note 4) for the six months ended September 30, 2009 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
Russell 3000	$307,292,547	$365,558,528
Russell 3000 Growth	25,824,182	73,648,640
Russell 3000 Value	83,419,998	63,505,386
Russell Microcap	79,631,038	40,802,754
Russell Midcap	430,379,805	713,328,367
Russell Midcap Growth	327,433,852	177,785,658
Russell Midcap Value	973,707,368	692,188,173

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of

58	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BGFA; such reinvestments are subject to investment risk.

As of September 30, 2009, the Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BGFA. The market value of the securities on loan as of September 30, 2009 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

6. BLACKROCK TRANSACTION

On June 16, 2009, Barclays PLC, the ultimate parent company of BGFA and BGI, accepted a binding offer and entered into an agreement to sell its interests in BGFA, BGI and certain affiliated companies, to BlackRock, Inc., (the “BlackRock Transaction”). The BlackRock Transaction is subject to certain regulatory approvals, as well as other conditions to closing.

Under the 1940 Act, completion of the BlackRock Transaction will cause the automatic termination of each Fund’s current investment advisory agreement with BGFA. In order for the management of each Fund to continue uninterrupted, the Board approved a new investment advisory agreement for each Fund subject to shareholder approval. A special meeting of shareholders of the Funds was called and held on November 4, 2009 for shareholders of record as of the close of business on August 25, 2009. The results of the shareholder voting can be found in the “Shareholder Meeting Results” disclosure on the following page.

7. REVIEW OF SUBSEQUENT EVENTS

In connection with the preparation of the financial statements of the Funds as of and for the six months ended September 30, 2009, events and transactions through November 19, 2009, the date the financial statements are available to be issued, have been evaluated by the Funds’ management for possible adjustment and/or disclosure. No subsequent events requiring financial statement disclosure have been identified.

NOTES TO FINANCIAL STATEMENTS	59

Shareholder Meeting Results (Unaudited)

iSHARES® TRUST

Two separate special meetings of shareholders of iShares Trust were held on November 4, 2009. The proposals acted upon by shareholders at the special meetings and the results of the shareholder vote were as follows:

First Meeting

The shareholder meeting for the iShares Russell 3000 Growth Index Fund was adjourned until November 19, 2009. Shareholders of the other Funds approved both proposals.

Proposal 1

To approve a new investment advisory agreement between the Trust and BGFA, on behalf of each Fund, which will take effect upon the consummation of the Barclays PLC binding agreement to sell its interest in BGFA and certain affiliated companies to BlackRock, Inc. (the “Transaction”).

iShares Index Fund	Votes For	Votes Against	Votes Abstaining	Broker Non-Votes*
Russell 3000	24,271,019	303,669	440,887	–
Russell 3000 Value	2,468,416	39,903	36,624	382,181
Russell Microcap	4,553,485	58,539	78,152	326,184
Russell Midcap	38,891,262	162,123	184,142	–
Russell Midcap Growth	40,667,427	262,479	236,153	–
Russell Midcap Value	46,683,656	534,282	348,193	–

Proposal 2

To approve a change in the classification of the iShares Russell Midcap and iShares Russell Midcap Growth Index Funds’ investment objective from a fundamental investment policy to a non-fundamental investment policy.

iShares Index Fund	Votes For	Votes Against	Votes Abstaining	Broker Non-Votes*
Russell Midcap	37,376,351	1,649,091	208,301	3,784
Russell Midcap Growth	37,090,431	2,981,088	1,035,569	58,971

60	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Meeting Results (Unaudited) (Continued)

iSHARES® TRUST

Second Meeting

This proposal was approved by the shareholders of the Trust. All nominees who previously served as Trustees of the Trust were re-elected and the term of their election commenced immediately. Robert S. Kapito was newly elected as a Trustee to the Trust and the term of his election will take effect upon the consummation of the Transaction.

Proposal 1**

To elect a Board of Trustees of the Trust.

Independent Trustee	Votes For	Votes Withheld
George G.C. Parker	3,275,616,398	76,114,140
J. Darrell Duffie	3,155,645,073	196,085,465
Cecilia H. Herbert	3,284,632,277	67,098,261
Charles A. Hurty	3,283,313,465	68,417,073
John E. Kerrigan	3,285,163,741	66,566,797
John E. Martinez	3,284,826,244	66,904,294
Robert H. Silver	3,294,357,381	57,373,157

Interested Trustee	Votes For	Votes Withheld
Robert S. Kapito	3,229,642,767	122,087,770
Lee T. Kranefuss	2,147,369,285	1,204,361,252

*	Broker non-votes are proxies received by the Fund from brokers or nominees who did not receive instructions from the beneficial owner or other persons entitled to vote and who have no discretionary power to vote on a particular matter. Broker non-votes have the effect of a vote against the proposal.
**	Denotes Trust-wide proposal and voting results.

SHAREHOLDER MEETING RESULTS	61

Board Review and Approval of Current Investment Advisory Contract (Unaudited)

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BGFA (the “Advisory Contract”) on behalf of the Funds. As required by Section 15(c), the Board requested and BGFA provided such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Contract. At a meeting held on June 16-17, 2009, the Board approved the selection of BGFA and the continuance of the Advisory Contract, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, no one of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BGFA

Based on management’s representations, the Board expected that there will be no diminution in the scope of services required of or provided by BGFA under the Advisory Contract for the coming year as compared to the scope of services provided by BGFA over the past year. In reviewing the scope of these services, the Board considered BGFA’s investment philosophy and experience, noting that BGFA and its affiliates have committed significant resources over time, including over the past year, including investment in technology and increasing the number of their employees supporting the Funds. The Board also considered BGFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board further noted that BGFA does not serve as investment adviser for any other series of registered investment companies with substantially similar investment objectives and strategies as any of the Funds; therefore, directly comparable performance information was generally not available. However, the Board also noted that the Funds had met their investment objectives consistently since their respective inception dates. Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Funds under the Advisory Contract were appropriate and mitigated in favor of the Board’s approval of the Advisory Contract for the coming year.

FUNDS’ EXPENSES AND PERFORMANCE OF THE FUNDS

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology and any registered investment companies that would otherwise have been excluded from Lipper’s comparison group due to certain differentiating factors, but were nonetheless included at the request of BGFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Groups included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds. In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three- and five-year periods, as applicable, and the “last quarter” period ended March 31, 2009, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds

62	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Current Investment Advisory Contract (Unaudited) (Continued)

iSHARES® TRUST

included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Groups include funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its benchmark index and that during the prior year the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such comparative performance information was also considered by the Board.

The Board also noted that the investment advisory fees and overall expenses for the Funds were generally lower than the median or average investment advisory fee rates and overall expenses of the funds in their respective Lipper Groups. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund, as managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the relevant Lipper Group, were satisfactory for the purposes of approving the Advisory Contract for the coming year.

COSTS OF SERVICES PROVIDED TO FUNDS AND PROFITS REALIZED BY BGFA AND AFFILIATES

The Board reviewed information about the profitability to BGFA of the Funds based on the fees payable to BGFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BGFA and its affiliates from the Funds’ operations for the last calendar year. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BGI from securities lending by the Trust (including any securities lending by the Funds). The Board also discussed BGFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BGFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of the Funds’ profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets. The Board noted that the Advisory Contract did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board further noted that possible future economies of scale for the Funds had been taken into consideration by fixing the investment advisory fees at rates at the lower end of the marketplace, effectively giving Fund shareholders, from inception, the benefits of the lower average fee shareholders would have received from a fee structure with declining breakpoints where the initial fee was higher. The Board noted that the asset size of each of the Funds except the iShares Russell Microcap Index Fund decreased over the past twelve months. The Board also reviewed BGFA’s historic profitability as investment adviser to the iShares fund complex and noted that BGFA had continued to make significant investments in the iShares fund complex, that expenses had grown at a pace similar to the growth in revenue, and that BGFA had incurred operating losses during earlier years when the iShares funds, including the Funds, had not yet reached scale. In light of this history, the Board determined that reductions in fee rates or additions of breakpoints were not warranted at this juncture for the Funds. Based on this review, as well as the discussions described above in connection with the Lipper Group comparisons, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees reflects appropriate sharing of economies of scale with the Funds’ shareholders.

BOARD REVIEW AND APPROVAL OF CURRENT INVESTMENT ADVISORY CONTRACT	63

Board Review and Approval of Current Investment Advisory Contract (Unaudited) (Continued)

iSHARES® TRUST

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board received and considered certain information regarding the Funds’ annual investment advisory fee rates under the Advisory Contract in comparison to the investment advisory/management fee rates for other funds/accounts for which BGFA or BGI, an affiliate of BGFA, provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts (together, the “Other Accounts”). The Board noted that directly comparable investment advisory/management fee information was available for the iShares Russell 3000 Index Fund but not the other Funds, as BGFA and its affiliates do not manage any Other Accounts with substantially similar investment objectives and strategies as those Funds. However, the Board also noted that BGFA provided the Board with general information regarding how the level of services provided to the Other Accounts differed from the level of services provided to the Funds. In reviewing the comparative investment advisory/management fee information for the iShares Russell 3000 Index Fund for which such information was available, the Board considered the general structure of investment advisory/management fees in relation to the nature and extent of services provided to the Fund in comparison with the nature and extent of services provided to the Other Accounts, including, among other things, the level of complexity in managing the Fund and the Other Accounts under differing regulatory requirements and client guidelines. The Board noted that the investment advisory fee rates under the Advisory Contract for the Fund was higher than the investment advisory/management fee rates for the Other Accounts for which BGFA or BGI provides investment advisory/management services, but that the differences appeared to be attributable to, among other things, the type and level of services provided and/or the asset levels of the Other Accounts. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contract are fair and reasonable.

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Funds by BGFA, such as any payment of revenue to BGI, the Trust’s securities lending agent, for loaning any portfolio securities, and the payment of advisory fees and/or administration fees to BGFA and BGI in connection with any investments by the Funds in other funds for which BGFA provides investment advisory services and/or BGI provides administration services. The Board noted that while revenue to BGI in connection with securities lending agency services to the iShares funds increased overall as against the previous year, overall revenue increased by approximately the same percentage as overall expenses. The Board noted that BGFA does not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BGFA affiliate or purchased from an underwriting syndicate in which a BGFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

Based on this analysis, the Board determined that the Advisory Contract, including the investment advisory fee rates thereunder, is fair and reasonable in light of all relevant circumstances, and concluded that it is in the best interest of the Funds and their shareholders to approve the Advisory Contract for the coming year.

64	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of New Investment Advisory Agreements (Unaudited)

iSHARES® TRUST

On June 16, 2009, Barclays Bank PLC (“Barclays”) entered into an agreement to sell its interest in the Barclays Global Investors asset management business, which includes BGI and BGI’s business of advising, sponsoring and distributing exchange-traded funds, to BlackRock, Inc. (“BlackRock”). Assuming receipt of the requisite regulatory approvals and the satisfaction of other conditions to the closing, the subsidiaries of Barclays operating the BGI business, including BGFA will be sold to BlackRock (the “Transaction”).

BGFA currently serves as the investment adviser to each Fund pursuant to an investment advisory agreement with the Trust (the “Current Advisory Agreement”). Under the 1940 Act, the Transaction, if consummated, will result in the automatic termination of the Current Advisory Agreement. In order for the management of each Fund to continue uninterrupted, the Board approved interim and new investment advisory agreements (the “New Advisory Agreements”) with the Trust, subject to shareholder approval.

BOARD CONSIDERATIONS IN APPROVING THE NEW ADVISORY AGREEMENTS

At an in-person Board meeting held on August 13, 2009, the Board, including the Independent Trustees, unanimously approved the New Advisory Agreements between BGFA and the Trust, on behalf of its Funds after consideration of all factors determined to be relevant to the Board’s deliberations, including those discussed below.

The Approval Process – At telephonic and in-person meetings held in June, July and August of this year, the Board, including the Independent Trustees, discussed the Transaction and the New Advisory Agreements for the Funds.

In preparation for their consideration of the New Advisory Agreements, the Trustees received, in response to a written due diligence request prepared by the Board and its independent counsel and provided to BlackRock, BGI and BGFA, comprehensive written information covering a range of issues and received, in response to their additional requests, further information in advance of and at the August 13, 2009 in-person Board meeting. To assist the Board in its consideration of the New Advisory Agreements, BlackRock provided materials and information about itself, including its history, management, investment, risk management and compliance capabilities and processes, and financial condition, and BGFA provided materials and information about the Transaction. In addition, the Independent Trustees consulted with their independent legal counsel and Fund counsel on numerous occasions, discussing, among other things, the legal standards and certain other considerations relevant to the Board’s deliberations.

In June 2009, the Board had performed a full annual review of, or initially approved, as applicable, the current Investment Advisory Agreement between BGFA and the Trust, on behalf of its Funds for each Fund as required by the 1940 Act and, after reviewing, among other things, the investment capabilities, resources and personnel of BGFA, determined that the nature, extent and quality of the services provided by BGFA under the Current Advisory Agreements were appropriate. The Board also determined that the advisory fees paid by each Fund, taking into account any applicable agreed-upon fee waivers and breakpoints, were fair and reasonable in light of the services provided, the costs to BGFA of providing those services, economies of scale, the fees and other expenses paid by similar funds (including information provided by Lipper, Inc. (“Lipper”)), and such other circumstances as the Trustees considered relevant in the exercise of their reasonable judgment. The Board approved the Current Advisory Agreements on June 17, 2009.

In advance of the June 2009 Board meeting, the Board requested and received materials specifically relating to each Fund’s Current Advisory Agreement. These materials were prepared for each Fund, and included information (i) compiled by Lipper on the fees and expenses and the investment performance of the Fund as compared to a comparable group of funds as classified by Lipper; (ii) prepared by BGFA discussing market conditions generally; (iii) on the profitability to BGFA of the Current Advisory Agreements and other payments received by BGFA and its affiliates from the Funds; and (iv) provided by BGFA concerning services related to the valuation and pricing of Fund portfolio holdings, and direct and indirect benefits to BGFA and its affiliates from their relationship with the Fund.

BOARD REVIEW AND APPROVAL OF NEW INVESTMENT ADVISORY AGREEMENTS	65

Board Review and Approval of New Investment Advisory Agreements (Unaudited) (Continued)

iSHARES® TRUST

At the June 17, July 29 and August 13, 2009 Board meetings, the Trustees discussed with representatives of BGI, BGFA and BlackRock, the management, investment, risk management and compliance capabilities and processes, and financial condition of BlackRock, the Transaction and its rationale, and BlackRock’s general plans and intentions regarding BGFA and the Funds. At these Board meetings, representatives of BGI, BGFA and BlackRock made various presentations to, and responded to questions from, the Board. The Board also inquired about the plans for, and anticipated roles and responsibilities of, the employees and officers of BGFA in connection with the Transaction, including the anticipated senior management structure of BGFA following the completion of the Transaction. The Independent Trustees also conferred separately and with their independent legal counsel about the Transaction and other matters related to the Transaction on a number of occasions. After the presentations and after reviewing the written materials provided, the Independent Trustees met in executive sessions with their independent legal counsel at the June, July and August 2009 Board meetings to consider the Transaction, its expected impact on BGFA and the Funds, and the New Advisory Agreements.

In connection with the Board’s review of the New Advisory Agreements, BGI, BGFA and/or BlackRock, as applicable, provided the Board with information about a variety of matters. The Board considered, among other things, the following information:

•	the reputation, financial strength and resources of BlackRock and its investment advisory subsidiaries and the anticipated financial strength and resources of the combined company;

•

that there is not expected to be any diminution in the nature, quality and extent of services provided to the Funds and their shareholders by BGFA, including portfolio management and compliance services;

•

that BGFA and BlackRock have no present intention to alter the advisory fee rates and expense arrangements currently in effect for the Funds for a period of two years from the date of the closing of the Transaction;

•	that it is expected that substantially all of the current employees of BGFA will remain employees of BGFA and will continue to provide services to the Funds following the Transaction;

•

that the Funds may benefit from having direct access to BlackRock’s state of the art technology and risk management analytic tools, including investment tools, provided under the BlackRock Solutions® brand name;

•	that the Funds are expected to continue to be sold through existing distribution channels;

•	that the Funds will have access to greater distribution resources through BlackRock’s relationships with third party brokers and retirement plan platforms;

•	that the parties to the Transaction agreement have agreed to conduct their respective businesses in compliance with the conditions of Section 15(f) of the 1940 Act in relation to the Funds;

•

that Barclays or one of its affiliates has agreed to pay all expenses of the Funds in connection with the Board’s consideration of the New Advisory Agreements and all costs of seeking shareholder approval of the New Advisory Agreements; and

•

that Barclays and BlackRock would derive benefits from the Transaction and that, as a result, they may have a different financial interest in the matters that were being considered than do Fund shareholders.

The Board did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors discussed below. The Trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately in respect of each Fund. In their deliberations, the Trustees considered information received in

66	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of New Investment Advisory Agreements (Unaudited) (Continued)

iSHARES® TRUST

connection with their most recent approval or continuation of each Current Advisory Agreement at the June 2009 Board meeting, in addition to information provided by BGI, BGFA and BlackRock regarding BlackRock and the Transaction, in connection with their evaluation of the terms and conditions of the New Advisory Agreements. The Trustees, including a majority of the Independent Trustees, concluded that the terms of the New Advisory Agreements are appropriate, that the fees to be paid are reasonable in light of the services to be provided to each Fund, and that the New Advisory Agreements should be approved and recommended to Fund shareholders. In voting to approve the New Advisory Agreements in respect of each Fund, the Board considered in particular the following factors:

The nature, extent and quality of services to be provided by BGFA and its affiliates – In connection with their consideration of the New Advisory Agreements, the Board considered representations by BGFA, BGI and BlackRock that there would be no diminution in the scope of services required of or provided by BGFA under the New Advisory Agreements for each Fund as compared to the scope of services provided by BGFA under the Current Advisory Agreement. In reviewing the scope of these services at the June and August 2009 Board meetings, the Board considered BGFA’s investment philosophy and experience, noting that BGFA and its affiliates have committed significant resources over time, including over the past year, including investments in technology and increasing the number of their employees supporting the Funds. The Board also considered BGFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board noted that it expects that these reports and discussions will continue following the consummation of the Transaction. In addition to the above considerations, the Board considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board further took into account that, with respect to most of the Funds, BGFA does not serve as investment adviser for other series of registered investment companies with substantially similar investment objectives and strategies; therefore, directly comparable performance information was generally not available for most Funds. The Board also considered each Fund’s record of performing in accordance with its investment objective.

In connection with the investment advisory services to be provided under the New Advisory Agreements, the Board took into account detailed discussions with representatives of BGFA at the June 2009 Board meeting and at prior Board meetings regarding the management of each Fund. In addition to the investment advisory services to be provided to the Funds, the Board, at the August 2009 Board meeting, considered that BGFA also will continue to provide management and administrative services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Funds, and that these services were expected to be consistent with the services BGFA currently performs under the Current Advisory Agreements.

The Board noted the representations of BGFA, BGI and BlackRock that the Transaction was not expected to have any adverse effect on the resources and strengths of BGFA in managing the Funds. The Board also considered that the Funds and their shareholders may benefit from having direct access to BlackRock’s state of the art technology and risk management analytic tools, including the investment tools provided under the BlackRock Solutions® brand name. The Board discussed BlackRock’s current financial condition, its anticipated financial condition following the completion of the Transaction and its lines of business. The Board also discussed BGFA’s anticipated financial condition following the completion of the Transaction. The Board discussed BlackRock’s current ownership structure and expected ownership structure following the completion of the Transaction. The Board was advised that BlackRock operates as an independent firm, with its own Board of Directors and no majority shareholder. The Board was also advised that while BlackRock’s largest shareholders, Merrill Lynch, a wholly owned subsidiary of Bank of America, and PNC, are important clients and strategic partners of BlackRock, they are not involved in the firm’s day-to-day management or operations.

Based on the discussions held and the materials presented at the June, July and August 2009 Board meetings and prior Board meetings, the Board determined that the Transaction would not likely cause an adverse change in the nature, extent and quality of the services to

BOARD REVIEW AND APPROVAL OF NEW INVESTMENT ADVISORY AGREEMENTS	67

Board Review and Approval of New Investment Advisory Agreements (Unaudited) (Continued)

iSHARES® TRUST

be provided by BGFA under the New Advisory Agreements compared with the services provided by BGFA under the Current Advisory Agreements and that the Board expects that the quality of such services will continue to be appropriate.

Funds’ expenses and performance of the Funds – The Board received and reviewed statistical information prepared by Lipper at the June 2009 meeting and also received information at prior meetings regarding the expense ratio components of the Funds, including advisory fees, waivers and reimbursements, and gross and net total expenses, in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising a Fund’s peer group pursuant to Lipper’s proprietary methodology and, for certain Funds, registered investment companies that would otherwise have been excluded from Lipper’s comparison group due to certain differentiating factors, but were nonetheless included at the request of BGFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by most of the Funds, the Lipper Groups sometimes included mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to certain Funds.

The Board noted that the investment advisory fees and overall expenses for the Funds were generally lower than the median or average investment advisory fee rates and overall expenses of the Funds in their Lipper Groups with respect to the Current and New Advisory Agreements. The Board took into account that the fee rates for each Fund under the New Advisory Agreements are identical to the fee rates under the respective Current Advisory Agreements. Further, the Board noted that representatives of BGFA and BlackRock had confirmed that there is no present intention to alter the advisory fee rates, expense waivers or expense reimbursements currently in effect for the Funds for a period of two years from the date of the closing of the Transaction.

In addition to reviewing the fees and expenses, the Board noted that it regularly reviews each Fund’s performance and at the June 2009 meeting reviewed statistical information prepared by Lipper regarding the performance of each Fund for the quarter-end, one-, three-, five-and ten-year periods, as applicable, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Groups track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of the relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their performance benchmark indices over the relevant periods. In considering this information, the Board took into account that the Lipper Groups include funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its benchmark index and that during the prior year the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indices. This comparative performance information was also considered by the Board. The Board considered BGFA’s substantial investment advisory experience and capabilities, as well as the possibility of additional resources and support from BlackRock following the completion of the Transaction, but noted that the effect, if any, the consummation of the Transaction would have on the future performance of the Funds could not be predicted.

Based on this review, the Board had concluded that the investment advisory fee rates and expense levels and the historical performance of each Fund, as compared to the investment advisory fee rates and expense levels and performance of the funds in the relevant Lipper Group, were satisfactory for the purposes of approving the Current Advisory Agreements and concluded that these comparisons continued to be satisfactory for the purpose of approving the New Advisory Agreements.

Cost of services provided and profits realized by BGFA from the relationship with each Fund – The Board considered that at the June 2009 Board meeting and at prior meetings, it had reviewed information about the profitability of BGFA with respect to the Funds

68	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of New Investment Advisory Agreements (Unaudited) (Continued)

iSHARES® TRUST

based on the fees payable to BGFA and its affiliates (including fees under the Current Advisory Agreements), and all other sources of revenue and expense to BGFA and its affiliates from the Funds’ operations for the last calendar year. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BGI from securities lending by the Companies (including any securities lending by the Funds). The Board also discussed BGFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below).

In evaluating the costs of the services to be provided by BGFA under the New Advisory Agreements, the Board considered, among other things, whether advisory fee rates or other expenses would change as a result of the Transaction. The Board noted that the New Advisory Agreements are similar to the Current Advisory Agreements, including the fact that the fee rates under the Agreements are identical and that representatives of BGFA and BlackRock represented that there is no present intention due to the Transaction to alter the advisory fee rates, expense waiver or expense reimbursements currently in effect for the Funds for a period of two years from the date of the closing of the Transaction. It was noted that it was not possible to predict how the Transaction would affect BGFA’s profitability from its relationship with the Funds. Potential cost savings had been described by BlackRock representatives that may be achieved by BlackRock immediately following the Transaction, but even if all of such savings were realized by BGFA in connection with the management of the Funds, BGFA’s profitability in respect of the Funds was not expected to increase in a significant respect. BGFA, BlackRock and the Board discussed how profitability will be calculated and presented to the Board following the Transaction, and the Board reviewed BlackRock’s 2008 profitability methodology with respect to its registered funds. The Board expects to receive profitability information from BGFA on at least an annual basis following the completion of the Transaction and thus be in a position to evaluate whether any adjustments in Fund fees would be appropriate.

The extent to which economies of scale would be realized as a Fund grows and whether fee levels would reflect such economies of scale – In connection with its review of the Funds’ profitability analysis at the June 2009 meeting, the Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets. At the June 2009 Board meeting, the Board also reviewed BGFA’s historic profitability as investment adviser to the iShares fund complex and noted that BGFA had continued to make significant investments in the iShares fund complex, that expenses had grown at a pace similar to the growth in revenue, and that BGFA had incurred operating losses during earlier years when the iShares funds, including the Funds, had not yet reached scale. The Board further noted that the Current and New Advisory Agreements provide for breakpoints in certain Funds’ investment advisory fee rates as the assets of the Funds, on an aggregated basis with the assets of certain other Funds, increase and that breakpoints were implemented the previous year for certain Funds. The Board noted that for certain other Funds, the Current and New Advisory Agreements do not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase; however, the Board further noted that possible future economies of scale for those Funds had, in many cases, been taken into consideration by fixing the investment advisory fees at rates at the lower end of the marketplace, effectively giving Fund shareholders, from inception, the benefits of the lower average fee shareholders may have received from a fee structure with declining breakpoints where the initial fee was higher. At the June 2009 Board meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fee rates, with the breakpoints for certain Funds, reflected appropriate sharing of economies of scale with the Funds’ shareholders.

The Board noted representations from BGFA and BlackRock that BGFA will continue to make significant investments in the iShares fund complex and the infrastructure supporting the Funds. The Board determined that changes to the fee structure were not currently necessary and that the Funds appropriately participate in economies of scale. It was noted that it was not possible to evaluate how the Transaction would create opportunities for additional economies of scale. The Board expects to consider economies of scale on at least an annual basis following completion of the Transaction and thus be in a position to evaluate additional economies of scale, if any.

BOARD REVIEW AND APPROVAL OF NEW INVESTMENT ADVISORY AGREEMENTS	69

Board Review and Approval of New Investment Advisory Agreements (Unaudited) (Continued)

iSHARES® TRUST

Fees and services provided for other comparable funds/accounts managed by BGFA and its Affiliates – At the June 2009 Board meeting, the Board received and considered certain information regarding the Funds’ annual investment advisory fee rates under the Current Advisory Agreements in comparison to the investment advisory/management fee rates for other funds/accounts for which BGFA or BGI provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts (together, the “Other Accounts”). The Board noted that directly comparable investment advisory/management fee information was not available for many of the Funds, as BGFA and its affiliates do not manage any Other Accounts with substantially similar investment objectives and strategies as many of the Funds. The Board noted, however, that BGFA provided the Board with general information regarding how the level of services provided to the Other Accounts differed from the level of services provided to the Funds. Furthermore, in reviewing the comparative investment advisory/management fee information for the Funds for which such information was available, the Board considered the general structure of investment advisory/management fees in relation to the nature and extent of services provided to the Funds in comparison with the nature and extent of services provided to the Other Accounts, including, among other things, the level of complexity in managing the Funds and the Other Accounts under differing regulatory requirements and client guidelines. The Board noted that the investment advisory fee rates under the Current Advisory Agreements for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts for which BGFA or BGI provides investment advisory/management services, but that the differences appeared to be attributable to, among other things, the type and level of services provided and/or the asset levels of the Other Accounts. Based on this review, the Board determined that the investment advisory fee rates under the Current and New Advisory Agreements do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Current and New Advisory Agreements are fair and reasonable.

Other benefits to BGFA and its affiliates, including fall-out benefits – In evaluating the fall-out and any other ancillary benefits received by BGFA under the Current Advisory Agreements, the Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Funds by BGFA or its affiliates, such as any payment of revenue to BGI, the Trust’s current securities lending agent, for loaning any portfolio securities, and payment of advisory fees and/or administration fees to BGFA and BGI in connection with any investments by the Funds in other funds for which BGFA provides investment advisory services and/or BGI provides administration services. The Board noted that while revenue to BGI in connection with securities lending agency services to the Funds increased overall as against the previous year, overall revenue increased by approximately the same percentage as overall expenses. The Board noted that BGFA does not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through an affiliate of BGFA or purchased from an underwriting syndicate in which an Adviser affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. Any fall-out or ancillary benefits as a result of the Transaction were difficult to quantify with certainty at this time, and the Board indicated that it would continue to evaluate them going forward.

Conclusion – The Board examined the totality of the information they were provided at the June, July and August 2009 Board meetings, and information they received at other meetings held during the past year, and did not identify any single factor discussed previously as controlling. Based on this analysis, the Board determined that the New Advisory Agreements, including the investment advisory fee rates thereunder, are fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Funds and their shareholders to unanimously approve the New Advisory Agreements.

70	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	71

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares Russell Domestic Index Funds	Trading Symbol
iShares Russell 3000	IWV
iShares Russell 3000 Growth	IWZ
iShares Russell 3000 Value	IWW
iShares Russell Top 200	IWL
iShares Russell Top 200 Growth	IWY
iShares Russell Top 200 Value	IWX
iShares Russell 1000	IWB
iShares Russell 1000 Growth	IWF
iShares Russell 1000 Value	IWD
iShares Russell Midcap	IWR
iShares Russell Midcap Growth	IWP
iShares Russell Midcap Value	IWS
iShares Russell 2000	IWM
iShares Russell 2000 Growth	IWO
iShares Russell 2000 Value	IWN
iShares Russell Microcap	IWC

iShares S&P Domestic Index Funds
iShares S&P 1500	ISI
iShares S&P 100	OEF
iShares S&P 500	IVV
iShares S&P 500 Growth	IVW
iShares S&P 500 Value	IVE
iShares S&P MidCap 400	IJH
iShares S&P MidCap 400 Growth	IJK
iShares S&P MidCap 400 Value	IJJ
iShares S&P SmallCap 600	IJR
iShares S&P SmallCap 600 Growth	IJT
iShares S&P SmallCap 600 Value	IJS

iShares Morningstar Domestic Index Funds
iShares Morningstar Large Core	JKD
iShares Morningstar Large Growth	JKE
iShares Morningstar Large Value	JKF
iShares Morningstar Mid Core	JKG
iShares Morningstar Mid Growth	JKH
iShares Morningstar Mid Value	JKI
iShares Morningstar Small Core	JKJ
iShares Morningstar Small Growth	JKK
iShares Morningstar Small Value	JKL

iShares Dow Jones Domestic Index Funds
iShares Dow Jones U.S.	IYY

iShares KLD Socially Responsible Index Funds
iShares FTSE KLD 400 Social	DSI
iShares FTSE KLD Select Social	KLD

iShares NYSE Domestic Index Funds
iShares NYSE Composite	NYC
iShares NYSE 100	NY

iShares Domestic Specialty Index Funds	Trading Symbol
iShares S&P U.S. Preferred Stock	PFF
iShares Dow Jones Select Dividend	DVY

iShares North American Sector/Subsector Index Funds
iShares S&P North American Technology Sector	IGM
iShares S&P North American Technology-Multimedia Networking	IGN
iShares S&P North American Technology-Semiconductors	IGW
iShares S&P North American Technology-Software	IGV
iShares S&P North American Natural Resources Sector	IGE

iShares Domestic Sector Index Funds
iShares Dow Jones U.S. Basic Materials Sector	IYM
iShares Dow Jones U.S. Consumer Goods Sector	IYK
iShares Dow Jones U.S. Consumer Services Sector	IYC
iShares Dow Jones U.S. Energy Sector	IYE
iShares Dow Jones U.S. Financial Sector	IYF
iShares Dow Jones U.S. Healthcare Sector	IYH
iShares Dow Jones U.S. Industrial Sector	IYJ
iShares Dow Jones U.S. Technology Sector	IYW
iShares Dow Jones U.S. Telecommunications Sector	IYZ
iShares Dow Jones U.S. Utilities Sector	IDU

iShares Domestic Subsector Index Funds
iShares Dow Jones Transportation Average	IYT
iShares Dow Jones U.S. Aerospace & Defense	ITA
iShares Dow Jones U.S. Broker-Dealers	IAI
iShares Dow Jones U.S. Financial Services	IYG
iShares Dow Jones U.S. Healthcare Providers	IHF
iShares Dow Jones U.S. Home Construction	ITB
iShares Dow Jones U.S. Insurance	IAK
iShares Dow Jones U.S. Medical Devices	IHI
iShares Dow Jones U.S. Oil & Gas Exploration & Production	IEO
iShares Dow Jones U.S. Oil Equipment & Services	IEZ
iShares Dow Jones U.S. Pharmaceuticals	IHE
iShares Dow Jones U.S. Regional Banks	IAT
iShares Nasdaq Biotechnology	IBB

iShares Domestic Real Estate Index Funds
iShares Cohen & Steers Realty Majors	ICF
iShares Dow Jones U.S. Real Estate	IYR
iShares FTSE NAREIT Real Estate 50	FTY
iShares FTSE NAREIT Industrial/Office Capped	FIO
iShares FTSE NAREIT Mortgage Plus Capped	REM
iShares FTSE NAREIT Residential Plus Capped	REZ
iShares FTSE NAREIT Retail Capped	RTL

iShares Target Risk Index Funds
iShares S&P Conservative Allocation	AOK
iShares S&P Moderate Allocation	AOM
iShares S&P Growth Allocation	AOR
iShares S&P Aggressive Allocation	AOA

72	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds (Continued)

iShares International Country Index Funds	Trading Symbol
iShares FTSE China (HK Listed)	FCHI
iShares FTSE/Xinhua China 25	FXI
iShares MSCI Australia	EWA
iShares MSCI Austria Investable Market	EWO
iShares MSCI Belgium Investable Market	EWK
iShares MSCI Brazil	EWZ
iShares MSCI Canada	EWC
iShares MSCI Chile Investable Market	ECH
iShares MSCI France	EWQ
iShares MSCI Germany	EWG
iShares MSCI Hong Kong	EWH
iShares MSCI Israel Capped Investable Market	EIS
iShares MSCI Italy	EWI
iShares MSCI Japan	EWJ
iShares MSCI Japan Small Cap	SCJ
iShares S&P/TOPIX 150	ITF
iShares MSCI Malaysia	EWM
iShares MSCI Mexico Investable Market	EWW
iShares MSCI Netherlands Investable Market	EWN
iShares MSCI All Peru Capped	EPU
iShares MSCI Singapore	EWS
iShares MSCI South Africa	EZA
iShares MSCI South Korea	EWY
iShares MSCI Spain	EWP
iShares MSCI Sweden	EWD
iShares MSCI Switzerland	EWL
iShares MSCI Taiwan	EWT
iShares MSCI Thailand Investable Market	THD
iShares MSCI Turkey Investable Market	TUR
iShares MSCI United Kingdom	EWU

iShares International Index Funds
iShares MSCI ACWI ex US	ACWX
iShares MSCI EAFE	EFA
iShares MSCI EAFE Growth	EFG
iShares MSCI EAFE Value	EFV
iShares MSCI EAFE Small Cap	SCZ
iShares FTSE Developed Small Cap ex-North America	IFSM
iShares MSCI Emerging Markets	EEM
iShares MSCI Emerging Markets Eastern Europe	ESR
iShares S&P Emerging Markets Infrastructure	EMIF
iShares MSCI BRIC	BKF
iShares MSCI EMU	EZU
iShares MSCI All Country Asia ex Japan	AAXJ
iShares MSCI Pacific ex-Japan	EPP
iShares S&P Asia 50	AIA
iShares S&P Europe 350	IEV
iShares S&P Latin America 40	ILF

iShares International/Global Real Estate Index Funds
iShares S&P Developed ex-U.S. Property	WPS
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S.	IFGL
iShares FTSE EPRA/NAREIT Developed Asia	IFAS
iShares FTSE EPRA/NAREIT Developed Europe	IFEU
iShares FTSE EPRA/NAREIT North America	IFNA

iShares International Specialty Index Funds
iShares Dow Jones International Select Dividend	IDV

iShares Target Date Index Funds	Trading Symbol
iShares S&P Target Date Retirement Income	TGR
iShares S&P Target Date 2010	TZD
iShares S&P Target Date 2015	TZE
iShares S&P Target Date 2020	TZG
iShares S&P Target Date 2025	TZI
iShares S&P Target Date 2030	TZL
iShares S&P Target Date 2035	TZO
iShares S&P Target Date 2040	TZV

iShares Global Index Funds
iShares MSCI ACWI	ACWI
iShares S&P Global 100	IOO
iShares MSCI Kokusai	TOK

iShares Global Sector Index Funds
iShares S&P Global Consumer Discretionary Sector	RXI
iShares S&P Global Consumer Staples Sector	KXI
iShares S&P Global Energy Sector	IXC
iShares S&P Global Financials Sector	IXG
iShares S&P Global Healthcare Sector	IXJ
iShares S&P Global Industrials Sector	EXI
iShares S&P Global Materials Sector	MXI
iShares S&P Global Technology Sector	IXN
iShares S&P Global Telecommunications Sector	IXP
iShares S&P Global Utilities Sector	JXI

iShares Global Theme Based Index Funds
iShares S&P Global Clean Energy	ICLN
iShares S&P Global Infrastructure	IGF
iShares S&P Global Nuclear Energy	NUCL
iShares S&P Global Timber & Forestry	WOOD

iShares U.S. Multisector Bond Funds
iShares Barclays Aggregate	AGG
iShares Barclays Government/Credit	GBF
iShares Barclays Intermediate Government/Credit	GVI

iShares U.S. Government Bond Funds
iShares Barclays Short Treasury	SHV
iShares Barclays 1-3 Year Treasury	SHY
iShares Barclays 3-7 Year Treasury	IEI
iShares Barclays 7-10 Year Treasury	IEF
iShares Barclays 10-20 Year Treasury	TLH
iShares Barclays 20+ Year Treasury	TLT
iShares Barclays TIPS	TIP
iShares Barclays Agency	AGZ

iShares U.S. Credit Bond Funds
iShares Barclays Credit	CFT
iShares Barclays 1-3 Year Credit	CSJ
iShares Barclays Intermediate Credit	CIU
iShares iBoxx $ Investment Grade Corporate	LQD
iShares iBoxx $ High Yield Corporate	HYG

iShares U.S. Securitized Bond Funds
iShares Barclays MBS	MBB

iSHARES FAMILY OF FUNDS	73

The iShares® Family of Funds (Continued)

iShares AMT-Free Municipal Bond Funds	Trading Symbol
iShares S&P National AMT-Free Municipal	MUB
iShares S&P Short Term National AMT-Free Municipal	SUB
iShares S&P California AMT-Free Municipal	CMF
iShares S&P New York AMT-Free Municipal	NYF

iShares International Bond Funds	Trading Symbol
iShares JPMorgan USD Emerging Markets	EMB
iShares S&P/Citigroup International Treasury	IGOV
iShares S&P/Citigroup 1-3 Year International Treasury	ISHG

iShares® is a registered trademark of Barclays Global Investors, N.A. (“BGI”). The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, J.P. Morgan Securities Inc., MSCI Inc., Morningstar Inc., The NASDAQ OMX Group, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Frank Russell Company or Standard & Poor’s, nor are they sponsored or endorsed by Barclays Capital. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above except Barclays Capital, which is an affiliate of BGI. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50/Residential/Retail/Mortgage REITs or Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSEEPRA/NAREIT Global Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT, and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited. “NAREIT®” is a trademark of NAREIT; “EPRA®” is a trademark of EPRA.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2009 Semi-Annual Report.

iS-1437-1009

74	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Dear iShares Shareholder: Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online. Once you have enrolled, you will no longer receive shareholder reports and prospectuses in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com and is available to be viewed or downloaded. To sign up for electronic delivery, please follow these simple steps: 1. Go to www.icsdelivery.com. 2. From the main page, select the first letter of your brokerage firm’s name. 3. Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser. 4. Fill out the appropriate information and provide the e-mail address where you would like your notifications sent. Your information and e-mail address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

For more information: WWW.iSHARES.COM 1-800-iShares (1-800-474-2737) The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. BGFA is a subsidiary of Barclays Global Investors, N.A. (bGi), NEITHER of which IS AFFILIATED WITH sei. The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Frank Russell Company, nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the company listed above. ©2009 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners. Investing involves risk, including possible loss of principal. A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov. The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website. This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus. The Funds’ complete schedules of portfolio holdings for this report are also available without charge, upon request, by calling toll-free 1-800-474-2737. iS-SAR-36-0909

Item 2.	Code of Ethics.

Not applicable to this semi-annual filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6.	Investments.

(a) Full Schedules of Investments attached.

(b) Not applicable.

Schedule of Investments (Unaudited)

iSHARES® S&P MIDCAP 400 INDEX FUND

September 30, 2009

Security	Shares	Value
COMMON STOCKS – 99.88%

ADVERTISING – 0.23%
Harte-Hanks Inc.	269,494	$3,727,102
Lamar Advertising Co. Class A(a)(b)	376,146	10,321,446

		14,048,548
AEROSPACE & DEFENSE – 0.53%
Alliant Techsystems Inc.(a)(b)	232,278	18,082,842
BE Aerospace Inc.(a)	713,520	14,370,293

		32,453,135
AGRICULTURE – 0.12%
Universal Corp.	175,481	7,338,615

		7,338,615
AIRLINES – 0.34%
AirTran Holdings Inc.(a)	849,793	5,311,206
Alaska Air Group Inc.(a)	248,315	6,652,359
JetBlue Airways Corp.(a)(b)	1,508,673	9,021,865

		20,985,430
APPAREL – 1.04%
Guess? Inc.	409,464	15,166,547
Hanesbrands Inc.(a)	668,281	14,301,213
Phillips-Van Heusen Corp.	364,298	15,588,311
Timberland Co. Class A(a)	317,503	4,419,642
Warnaco Group Inc. (The)(a)	320,391	14,052,349

		63,528,062
AUTO MANUFACTURERS – 0.32%
Oshkosh Corp.	631,121	19,520,573

		19,520,573
AUTO PARTS & EQUIPMENT – 0.41%
BorgWarner Inc.	823,237	24,911,152

		24,911,152
BANKS – 3.24%
Associated Banc-Corp	903,702	10,320,277
BancorpSouth Inc.	518,179	12,648,749
Bank of Hawaii Corp.	337,738	14,029,637
Cathay General Bancorp(b)	351,097	2,840,375
City National Corp.	304,896	11,869,601
Commerce Bancshares Inc.	490,712	18,274,115
Cullen/Frost Bankers Inc.	421,102	21,745,707
FirstMerit Corp.	600,564	11,428,733
Fulton Financial Corp.	1,238,670	9,116,611
International Bancshares Corp.(b)	364,298	5,941,700
PacWest Bancorp	190,779	3,634,340
SVB Financial Group(a)(b)	234,459	10,145,041
Synovus Financial Corp.	3,386,133	12,697,999

TCF Financial Corp.	787,840	10,273,434
Trustmark Corp.	358,837	6,835,845
Valley National Bancorp(b)	1,008,508	12,394,563
Webster Financial Corp.	449,333	5,603,183
Westamerica Bancorporation(b)	205,699	10,696,348
Wilmington Trust Corp.	490,076	6,959,079

		197,455,337
BEVERAGES – 0.49%
Hansen Natural Corp.(a)	511,532	18,793,686
PepsiAmericas Inc.	395,097	11,283,970

		30,077,656
BIOTECHNOLOGY – 1.35%
Affymetrix Inc.(a)	499,589	4,386,391
Bio-Rad Laboratories Inc. Class A(a)	135,367	12,437,520
Charles River Laboratories International Inc.(a)(b)	464,863	17,190,634
Vertex Pharmaceuticals Inc.(a)	1,274,548	48,305,369

		82,319,914
BUILDING MATERIALS – 0.68%
Lennox International Inc.	342,216	12,360,842
Martin Marietta Materials Inc.(b)	314,346	28,941,836

		41,302,678
CHEMICALS – 3.07%
Albemarle Corp.	646,009	22,351,911
Ashland Inc.	525,067	22,693,396
Cabot Corp.	461,006	10,653,849
Cytec Industries Inc.	341,409	11,085,550
Lubrizol Corp.	477,338	34,110,573
Minerals Technologies Inc.	132,429	6,298,323
Olin Corp.	552,953	9,643,500
RPM International Inc.	909,436	16,815,472
Sensient Technologies Corp.	343,192	9,530,442
Terra Industries Inc.	704,189	24,414,233
Valspar Corp. (The)	711,893	19,584,176

		187,181,425
COAL – 0.52%
Arch Coal Inc.	1,146,855	25,379,901
Patriot Coal Corp.(a)(b)	528,023	6,209,550

		31,589,451
COMMERCIAL SERVICES – 5.90%
Aaron’s Inc.	382,732	10,104,125
Alliance Data Systems Corp.(a)(b)	375,004	22,905,244
Brinks Home Security Holdings Inc.(a)	322,161	9,919,337
Career Education Corp.(a)(b)	486,425	11,859,041
Corinthian Colleges Inc.(a)	613,665	11,389,622
Corporate Executive Board Co. (The)	241,391	6,010,636
Corrections Corp. of America(a)	812,685	18,407,315
Deluxe Corp.	361,639	6,184,027
FTI Consulting Inc.(a)(b)	364,917	15,549,113
Gartner Inc.(a)	422,594	7,720,792
Hewitt Associates Inc. Class A(a)	584,458	21,291,805
ITT Educational Services Inc.(a)(b)	223,496	24,676,193
Kelly Services Inc. Class A	188,208	2,314,958
Korn/Ferry International(a)	319,489	4,661,345
Lender Processing Services Inc.	678,557	25,900,521
Manpower Inc.	553,215	31,372,823
MPS Group Inc.(a)	657,651	6,918,489
Navigant Consulting Inc.(a)	342,324	4,621,374

Pharmaceutical Product Development Inc.	833,602	18,289,228
Rent-A-Center Inc.(a)	464,402	8,767,910
Rollins Inc.	305,754	5,763,463
SAIC Inc.(a)	1,480,762	25,972,565
Service Corp. International	1,770,143	12,408,702
Sotheby’s(b)	472,912	8,148,274
Strayer Education Inc.	98,731	21,491,764
United Rentals Inc.(a)	425,035	4,377,860
Watson Wyatt Worldwide Inc. Class A	301,005	13,111,778

		360,138,304
COMPUTERS – 2.71%
Cadence Design Systems Inc.(a)	1,881,905	13,813,183
Diebold Inc.	467,377	15,390,725
DST Systems Inc.(a)	277,048	12,411,750
FactSet Research Systems Inc.(b)	296,203	19,620,487
Imation Corp.	212,837	1,972,999
Jack Henry & Associates Inc.	593,746	13,935,219
Mentor Graphics Corp.(a)	688,527	6,410,186
MICROS Systems Inc.(a)	564,214	17,033,621
NCR Corp.(a)	1,120,936	15,491,336
Palm Inc.(a)(b)	1,130,688	19,707,892
SRA International Inc. Class A(a)	301,003	6,498,655
Synopsys Inc.(a)	1,028,978	23,069,687

		165,355,740
COSMETICS & PERSONAL CARE – 0.27%
Alberto-Culver Co.	602,403	16,674,515

		16,674,515
DISTRIBUTION & WHOLESALE – 1.08%
Ingram Micro Inc. Class A(a)	1,150,304	19,382,622
LKQ Corp.(a)	993,121	18,412,463
Owens & Minor Inc.	294,511	13,326,623
Tech Data Corp.(a)	354,647	14,756,862

		65,878,570
DIVERSIFIED FINANCIAL SERVICES – 1.80%
Affiliated Managers Group Inc.(a)	294,069	19,117,426
AmeriCredit Corp.(a)	678,193	10,708,667
Eaton Vance Corp.	828,883	23,200,435
Jefferies Group Inc.(a)	864,529	23,541,125
Raymond James Financial Inc.(b)	696,968	16,225,415
Waddell & Reed Financial Inc. Class A	605,860	17,236,717

		110,029,785
ELECTRIC – 3.51%
Alliant Energy Corp.	780,601	21,739,738
Black Hills Corp.	274,638	6,912,638
Cleco Corp.	426,421	10,694,639
DPL Inc.	818,325	21,358,282
Great Plains Energy Inc.	953,739	17,119,615
Hawaiian Electric Industries Inc.	645,671	11,699,559
IDACORP Inc.	332,467	9,571,725
MDU Resources Group Inc.	1,299,028	27,084,734
NSTAR	753,714	23,983,179
NV Energy Inc.	1,655,358	19,185,599
OGE Energy Corp.	681,225	22,534,923
PNM Resources Inc.	612,778	7,157,247
Westar Energy Inc.	767,917	14,982,061

		214,023,939

ELECTRICAL COMPONENTS & EQUIPMENT – 1.24%
AMETEK Inc.	758,781	26,489,045
Energizer Holdings Inc.(a)	489,852	32,496,782
Hubbell Inc. Class B	397,868	16,710,456

		75,696,283
ELECTRONICS – 2.91%
Arrow Electronics Inc.(a)	844,231	23,765,103
Avnet Inc.(a)	1,066,274	27,691,136
Gentex Corp.	971,577	13,747,815
Itron Inc.(a)	282,151	18,097,165
Mettler-Toledo International Inc.(a)	237,837	21,545,654
National Instruments Corp.	399,546	11,039,456
Thomas & Betts Corp.(a)	373,535	11,235,933
Trimble Navigation Ltd.(a)	845,370	20,212,797
Varian Inc.(a)	203,484	10,389,893
Vishay Intertechnology Inc.(a)	1,314,226	10,382,385
Woodward Governor Co.	396,829	9,627,072

		177,734,409
ENGINEERING & CONSTRUCTION – 1.69%
AECOM Technology Corp.(a)	778,231	21,121,189
Dycom Industries Inc.(a)	276,106	3,396,104
Granite Construction Inc.(b)	237,341	7,343,331
KBR Inc.	1,132,006	26,364,420
Shaw Group Inc. (The)(a)	589,625	18,921,066
URS Corp.(a)	595,106	25,976,377

		103,122,487
ENTERTAINMENT – 0.53%
DreamWorks Animation SKG Inc. Class A(a)	532,141	18,928,255
International Speedway Corp. Class A	215,245	5,934,305
Scientific Games Corp. Class A(a)	459,008	7,266,097

		32,128,657
ENVIRONMENTAL CONTROL – 0.51%
Clean Harbors Inc.(a)	160,441	9,026,411
Mine Safety Appliances Co.	212,830	5,854,953
Waste Connections Inc.(a)	565,101	16,308,815

		31,190,179
FOOD – 1.29%
Corn Products International Inc.	526,555	15,017,349
Flowers Foods Inc.	546,540	14,368,537
Ralcorp Holdings Inc.(a)	399,456	23,356,192
Ruddick Corp.	286,439	7,625,006
Smithfield Foods Inc.(a)(b)	992,860	13,701,468
Tootsie Roll Industries Inc.(b)	183,924	4,373,713

		78,442,265
FOREST PRODUCTS & PAPER – 0.80%
Louisiana-Pacific Corp.(a)	859,252	5,731,211
Potlatch Corp.	280,988	7,994,109
Rayonier Inc.	558,778	22,859,608
Temple-Inland Inc.	751,089	12,332,881

		48,917,809
GAS – 1.69%
AGL Resources Inc.	545,245	19,230,791
Energen Corp.	506,052	21,810,841
Southern Union Co.	875,255	18,196,551
UGI Corp.	764,936	19,169,296
Vectren Corp.	571,933	13,177,336
WGL Holdings Inc.	353,590	11,717,973

		103,302,788

HAND & MACHINE TOOLS – 0.47%
Kennametal Inc.	573,564	14,115,410
Lincoln Electric Holdings Inc.	299,961	14,233,149

		28,348,559
HEALTH CARE - PRODUCTS – 4.43%
Beckman Coulter Inc.	483,826	33,354,964
Edwards Lifesciences Corp.(a)	398,156	27,835,086
Gen-Probe Inc.(a)	355,057	14,713,562
Henry Schein Inc.(a)(b)	636,577	34,954,443
Hill-Rom Holdings Inc.	442,666	9,641,265
Hologic Inc.(a)	1,811,201	29,595,024
IDEXX Laboratories Inc.(a)(b)	413,480	20,674,000
Immucor Inc.(a)	495,676	8,773,465
Kinetic Concepts Inc.(a)(b)	436,097	16,126,867
Masimo Corp.(a)	365,024	9,563,629
ResMed Inc.(a)	533,101	24,096,165
Steris Corp.	412,897	12,572,714
TECHNE Corp.	262,723	16,433,324
Thoratec Corp.(a)	398,662	12,067,499

		270,402,007
HEALTH CARE - SERVICES – 2.28%
Community Health Systems Inc.(a)	654,331	20,892,789
Covance Inc.(a)	451,474	24,447,317
Health Management Associates Inc. Class A(a)	1,739,284	13,027,237
Health Net Inc.(a)	732,380	11,278,652
Kindred Healthcare Inc.(a)	272,762	4,426,927
LifePoint Hospitals Inc.(a)	386,294	10,453,116
Lincare Holdings Inc.(a)	478,691	14,959,094
Psychiatric Solutions Inc.(a)	396,615	10,613,417
Universal Health Services Inc. Class B	346,420	21,453,791
WellCare Health Plans Inc.(a)	298,442	7,356,595

		138,908,935
HOME BUILDERS – 1.12%
M.D.C. Holdings Inc.	264,467	9,187,584
NVR Inc.(a)	40,994	26,128,346
Ryland Group Inc.	306,368	6,455,174
Thor Industries Inc.	250,903	7,765,448
Toll Brothers Inc.(a)	967,431	18,903,602

		68,440,154
HOUSEHOLD PRODUCTS & WARES – 1.26%
American Greetings Corp. Class A	278,994	6,221,566
Blyth Inc.	42,289	1,637,853
Church & Dwight Co. Inc.	496,156	28,151,891
Fossil Inc.(a)	337,806	9,610,581
Scotts Miracle-Gro Co. (The) Class A	315,335	13,543,638
Tupperware Brands Corp.	444,440	17,742,045

		76,907,574
INSURANCE – 4.62%
American Financial Group Inc.	556,507	14,190,928
Arthur J. Gallagher & Co.	713,949	17,398,937
Brown & Brown Inc.	828,396	15,872,067
Everest Re Group Ltd.	429,527	37,669,518
Fidelity National Financial Inc. Class A	1,627,502	24,542,730
First American Corp.	658,796	21,325,227
Hanover Insurance Group Inc. (The)	358,750	14,827,137
HCC Insurance Holdings Inc.	792,410	21,672,414

Horace Mann Educators Corp.	277,005	3,869,760
Mercury General Corp.	251,647	9,104,588
Old Republic International Corp.	1,697,595	20,676,707
Protective Life Corp.	603,498	12,926,927
Reinsurance Group of America Inc.	513,548	22,904,241
StanCorp Financial Group Inc.	346,702	13,996,360
Unitrin Inc.	352,133	6,863,072
W.R. Berkley Corp.	948,881	23,987,712

		281,828,325
INTERNET – 2.24%
Avocent Corp.(a)	313,632	6,357,321
Digital River Inc.(a)	272,561	10,989,660
Equinix Inc.(a)(b)	272,506	25,070,552
F5 Networks Inc.(a)	555,541	22,016,090
Netflix Inc.(a)(b)	319,897	14,769,644
Priceline.com Inc.(a)(b)	298,235	49,453,328
ValueClick Inc.(a)	616,146	8,126,966

		136,783,561
INVESTMENT COMPANIES – 0.18%
Apollo Investment Corp.	1,153,277	11,013,795

		11,013,795
IRON & STEEL – 1.31%
Carpenter Technology Corp.	309,372	7,236,211
Cliffs Natural Resources Inc.	924,532	29,917,856
Reliance Steel & Aluminum Co.	451,022	19,195,496
Steel Dynamics Inc.	1,518,895	23,299,849

		79,649,412
LEISURE TIME – 0.43%
Callaway Golf Co.	456,516	3,474,087
Life Time Fitness Inc.(a)	290,150	8,138,708
WMS Industries Inc.(a)	320,455	14,279,475

		25,892,270
LODGING – 0.07%
Boyd Gaming Corp.(a)	389,920	4,261,826

		4,261,826
MACHINERY – 2.50%
AGCO Corp.(a)	652,256	18,021,833
Bucyrus International Inc.	530,116	18,882,732
Graco Inc.	422,597	11,777,778
IDEX Corp.	569,389	15,914,423
Joy Global Inc.	722,217	35,345,300
Nordson Corp.	236,966	13,291,423
Terex Corp.(a)	761,856	15,793,275
Wabtec Corp.	335,447	12,589,326
Zebra Technologies Corp. Class A(a)	416,648	10,803,683

		152,419,773
MANUFACTURING – 3.33%
AptarGroup Inc.	477,569	17,841,978
Brink’s Co. (The)	320,527	8,625,382
Carlisle Companies Inc.	432,053	14,650,917
Crane Co.	330,694	8,535,212
Donaldson Co. Inc.	544,529	18,857,039
Federal Signal Corp.	344,740	2,478,681
Harsco Corp.	566,688	20,066,422
Lancaster Colony Corp.	137,104	7,029,322
Matthews International Corp. Class A	213,161	7,541,636

Pentair Inc.	693,716	20,478,496
Roper Industries Inc.	641,032	32,679,811
SPX Corp.	346,346	21,220,619
Teleflex Inc.	280,156	13,534,336
Trinity Industries Inc.	560,328	9,632,038

		203,171,889
MEDIA – 0.24%
John Wiley & Sons Inc. Class A	300,105	10,437,652
Scholastic Corp.	180,228	4,386,750

		14,824,402
METAL FABRICATE & HARDWARE – 0.74%
Commercial Metals Co.	793,809	14,209,181
Timken Co. (The)	559,953	13,119,699
Valmont Industries Inc.	140,673	11,982,526
Worthington Industries Inc.	428,129	5,950,993

		45,262,399
OFFICE FURNISHINGS – 0.23%
Herman Miller Inc.	392,230	6,632,609
HNI Corp.(b)	318,064	7,506,310

		14,138,919
OIL & GAS – 4.46%
Bill Barrett Corp.(a)	271,755	8,910,846
Cimarex Energy Co.	588,550	25,495,986
Comstock Resources Inc.(a)	328,813	13,178,825
Encore Acquisition Co.(a)	391,862	14,655,639
Forest Oil Corp.(a)(b)	791,842	15,496,348
Frontier Oil Corp.	739,745	10,297,250
Helmerich & Payne Inc.(b)	744,266	29,420,835
Mariner Energy Inc.(a)	718,119	10,182,927
Newfield Exploration Co.(a)	935,788	39,827,137
Patterson-UTI Energy Inc.(b)	1,083,654	16,363,175
Plains Exploration & Production Co.(a)	982,221	27,168,233
Pride International Inc.(a)	1,225,347	37,299,563
Quicksilver Resources Inc.(a)(b)	834,233	11,837,766
Unit Corp.(a)	285,411	11,773,204

		271,907,734
OIL & GAS SERVICES – 1.18%
Exterran Holdings Inc.(a)	441,605	10,483,703
Helix Energy Solutions Group Inc.(a)	643,302	9,636,664
Oceaneering International Inc.(a)	387,172	21,972,011
Superior Energy Services Inc.(a)	551,319	12,415,704
Tidewater Inc.	364,743	17,175,748

		71,683,830
PACKAGING & CONTAINERS – 0.78%
Greif Inc. Class A	241,259	13,281,308
Packaging Corp. of America	726,064	14,811,706
Sonoco Products Co.	704,830	19,411,018

		47,504,032
PHARMACEUTICALS – 2.63%
Endo Pharmaceuticals Holdings Inc.(a)	826,733	18,708,968
Medicis Pharmaceutical Corp. Class A	405,639	8,660,393
NBTY Inc.(a)	436,629	17,281,776
Omnicare Inc.	842,748	18,978,685
OSI Pharmaceuticals Inc.(a)(b)	409,296	14,448,149
Perrigo Co.	559,856	19,029,505
Sepracor Inc.(a)	783,305	17,937,685

United Therapeutics Corp.(a)	330,073	16,170,276
Valeant Pharmaceuticals International(a)(b)	475,491	13,342,277
VCA Antech Inc.(a)(b)	599,042	16,108,239

		160,665,953
PIPELINES – 0.87%
National Fuel Gas Co.	566,216	25,938,355
ONEOK Inc.	743,805	27,238,139

		53,176,494
REAL ESTATE – 0.23%
Jones Lang LaSalle Inc.	294,878	13,968,371

		13,968,371
REAL ESTATE INVESTMENT TRUSTS – 6.19%
Alexandria Real Estate Equities Inc.(b)	306,428	16,654,362
AMB Property Corp.	1,032,080	23,686,236
BRE Properties Inc. Class A	372,089	11,646,386
Camden Property Trust	452,411	18,232,163
Corporate Office Properties Trust	409,630	15,107,154
Cousins Properties Inc.(b)	655,376	5,426,513
Duke Realty Corp.	1,580,289	18,979,271
Equity One Inc.(b)	232,220	3,638,887
Essex Property Trust Inc.	198,941	15,831,725
Federal Realty Investment Trust	431,513	26,481,953
Highwoods Properties Inc.	499,856	15,720,471
Hospitality Properties Trust	861,602	17,550,833
Liberty Property Trust	787,943	25,631,786
Macerich Co. (The)(b)	570,143	17,292,437
Mack-Cali Realty Corp.	552,671	17,867,853
Nationwide Health Properties Inc.	753,298	23,344,705
Omega Healthcare Investors Inc.	588,217	9,423,236
Realty Income Corp.(b)	735,803	18,873,347
Regency Centers Corp.	566,581	20,991,826
SL Green Realty Corp.(b)	542,225	23,776,566
UDR Inc.	1,062,071	16,716,998
Weingarten Realty Investors	735,145	14,644,088

		377,518,796
RETAIL – 7.54%
Advance Auto Parts Inc.	673,616	26,459,636
Aeropostale Inc.(a)	473,965	20,603,259
American Eagle Outfitters Inc.	1,463,451	24,673,784
AnnTaylor Stores Corp.(a)	415,208	6,597,655
Barnes & Noble Inc.(b)	276,590	6,145,830
BJ’s Wholesale Club Inc.(a)(b)	391,533	14,181,325
Bob Evans Farms Inc.	219,051	6,365,622
Brinker International Inc.	720,272	11,329,879
CarMax Inc.(a)	1,554,873	32,496,846
Cheesecake Factory Inc. (The)(a)	422,953	7,833,090
Chico’s FAS Inc.(a)	1,254,710	16,311,230
Chipotle Mexican Grill Inc. Class A(a)(b)	223,255	21,666,898
Coldwater Creek Inc.(a)	400,760	3,286,232
Collective Brands Inc.(a)	450,221	7,802,330
Copart Inc.(a)(b)	474,992	15,774,484
Dick’s Sporting Goods Inc.(a)	619,360	13,873,664
Dollar Tree Inc.(a)	630,895	30,711,969
Foot Locker Inc.	1,103,042	13,181,352
J. Crew Group Inc.(a)(b)	392,459	14,057,881
MSC Industrial Direct Co. Inc. Class A	309,080	13,469,706
99 Cents Only Stores(a)(b)	319,794	4,301,229
Panera Bread Co. Class A(a)(b)	219,851	12,091,805
PetSmart Inc.	882,123	19,186,175

Regis Corp.	400,621	6,209,626
Ross Stores Inc.	882,478	42,155,974
Saks Inc.(a)(b)	1,021,790	6,968,608
Under Armour Inc. Class A(a)(b)	263,377	7,329,782
Urban Outfitters Inc.(a)	914,177	27,580,720
Wendy’s/Arby’s Group Inc. Class A	2,590,894	12,254,929
Williams-Sonoma Inc.	745,577	15,083,023

		459,984,543
SAVINGS & LOANS – 1.17%
Astoria Financial Corp.	576,471	6,364,240
First Niagara Financial Group Inc.	1,291,553	15,924,848
New York Community Bancorp Inc.(b)	2,468,557	28,190,921
NewAlliance Bancshares Inc.	754,867	8,077,077
Washington Federal Inc.	768,391	12,955,072

		71,512,158
SEMICONDUCTORS – 2.56%
Atmel Corp.(a)	3,181,767	13,331,604
Cree Inc.(a)(b)	711,100	26,132,925
Fairchild Semiconductor International Inc.(a)	875,824	8,959,680
Integrated Device Technology Inc.(a)	1,170,530	7,912,783
International Rectifier Corp.(a)	503,354	9,810,369
Intersil Corp. Class A	862,595	13,206,329
Lam Research Corp.(a)	893,784	30,531,661
Rovi Corp.(a)	717,411	24,105,010
Semtech Corp.(a)	434,337	7,388,072
Silicon Laboratories Inc.(a)	316,414	14,668,953

		156,047,386
SOFTWARE – 3.74%
ACI Worldwide Inc.(a)	240,815	3,643,531
Acxiom Corp.(a)	552,565	5,227,265
Advent Software Inc.(a)	108,559	4,369,500
ANSYS Inc.(a)	621,577	23,290,490
Broadridge Financial Solutions Inc.	982,875	19,755,788
Cerner Corp.(a)(b)	474,768	35,512,646
Fair Isaac Corp.	345,397	7,422,582
Global Payments Inc.	568,346	26,541,758
Informatica Corp.(a)	623,912	14,087,933
ManTech International Corp. Class A(a)	155,127	7,315,789
Metavante Technologies Inc.(a)	635,442	21,910,040
Parametric Technology Corp.(a)	818,357	11,309,694
Quest Software Inc.(a)	430,354	7,251,465
SEI Investments Co.	916,527	18,037,251
Sybase Inc.(a)	571,117	22,216,451

		227,892,183
TELECOMMUNICATIONS – 2.15%
ADC Telecommunications Inc.(a)	683,389	5,699,464
ADTRAN Inc.	393,649	9,664,083
Cincinnati Bell Inc.(a)	1,499,443	5,248,051
CommScope Inc.(a)	660,485	19,768,316
NeuStar Inc. Class A(a)	523,815	11,838,219
Plantronics Inc.	345,541	9,263,954
Polycom Inc.(a)	592,989	15,862,456
RF Micro Devices Inc.(a)	1,887,822	10,250,873
Syniverse Holdings Inc.(a)	483,658	8,464,015
Telephone and Data Systems Inc.	669,664	20,766,281
3Com Corp.(a)	2,758,410	14,426,484

		131,252,196

TEXTILES – 0.31%
Mohawk Industries Inc.(a)(b)	396,052	18,887,720

		18,887,720
TOYS, GAMES & HOBBIES – 0.28%
Marvel Entertainment Inc.(a)	343,330	17,036,035

		17,036,035
TRANSPORTATION – 1.64%
Alexander & Baldwin Inc.	290,092	9,309,052
Con-way Inc.	345,779	13,250,251
J.B. Hunt Transport Services Inc.	617,931	19,854,123
Kansas City Southern Industries Inc.(a)	669,699	17,740,327
Kirby Corp.(a)	379,343	13,967,409
Landstar System Inc.	361,923	13,774,789
Overseas Shipholding Group Inc.	165,276	6,176,364
Werner Enterprises Inc.	306,879	5,717,156

		99,789,471
TRUCKING & LEASING – 0.15%
GATX Corp.	325,154	9,088,054

		9,088,054
WATER – 0.28%
Aqua America Inc.	958,823	16,913,638

		16,913,638

TOTAL COMMON STOCKS
(Cost: $6,418,030,503)		6,092,430,100

Security	Shares	Value
SHORT-TERM INVESTMENTS – 7.99%

MONEY MARKET FUNDS – 7.99%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.22%(c)(d)(e)	420,411,912	420,411,912
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.18%(c)(d)(e)	64,163,027	64,163,027
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.04%(c)(d)	2,911,974	2,911,974

		487,486,913

TOTAL SHORT-TERM INVESTMENTS
(Cost: $487,486,913)		487,486,913

TOTAL INVESTMENTS IN SECURITIES – 107.87%
(Cost: $6,905,517,416)		6,579,917,013
Other Assets, Less Liabilities – (7.87)%		(480,033,608)

NET ASSETS – 100.00%		$6,099,883,405

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Affiliated issuer. See Note 2.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments (Unaudited)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

September 30, 2009

Security	Shares	Value
COMMON STOCKS – 99.90%

ADVERTISING – 0.34%
Lamar Advertising Co. Class A(a)(b)	240,225	$6,591,774

		6,591,774
AEROSPACE & DEFENSE – 0.60%
Alliant Techsystems Inc.(a)(b)	148,453	11,557,066

		11,557,066
AIRLINES – 0.22%
Alaska Air Group Inc.(a)	158,251	4,239,544

		4,239,544
APPAREL – 1.30%
Guess? Inc.	261,707	9,693,627
Hanesbrands Inc.(a)	178,636	3,822,810
Timberland Co. Class A(a)	202,075	2,812,884
Warnaco Group Inc. (The)(a)	204,783	8,981,782

		25,311,103
AUTO PARTS & EQUIPMENT – 0.39%
BorgWarner Inc.	247,136	7,478,335

		7,478,335
BANKS – 2.17%
Bank of Hawaii Corp.	116,168	4,825,619
Cathay General Bancorp	133,373	1,078,988
Commerce Bancshares Inc.	150,009	5,586,335
Cullen/Frost Bankers Inc.	120,981	6,247,459
International Bancshares Corp.	130,253	2,124,426
SVB Financial Group(a)	149,800	6,481,846
Synovus Financial Corp.	1,163,523	4,363,211
TCF Financial Corp.	231,464	3,018,291
Trustmark Corp.	50,165	955,643
Valley National Bancorp(b)	271,314	3,334,449
Westamerica Bancorporation(b)	78,696	4,092,192

		42,108,459
BEVERAGES – 0.62%
Hansen Natural Corp.(a)	326,941	12,011,812

		12,011,812
BIOTECHNOLOGY – 0.92%
Bio-Rad Laboratories Inc. Class A(a)	43,955	4,038,585
Charles River Laboratories International Inc.(a)	115,772	4,281,249
Vertex Pharmaceuticals Inc.(a)	252,102	9,554,666

		17,874,500
BUILDING MATERIALS – 0.51%
Martin Marietta Materials Inc.(b)	108,432	9,983,334

		9,983,334

CHEMICALS – 1.17%
Albemarle Corp.	260,023	8,996,796
Minerals Technologies Inc.	33,068	1,572,714
Olin Corp.	224,759	3,919,797
Terra Industries Inc.	238,402	8,265,397

		22,754,704
COAL – 0.53%
Arch Coal Inc.	366,646	8,113,876
Patriot Coal Corp.(a)	188,264	2,213,985

		10,327,861
COMMERCIAL SERVICES – 7.41%
Aaron’s Inc.	163,414	4,314,130
Alliance Data Systems Corp.(a)(b)	239,638	14,637,089
Career Education Corp.(a)	311,039	7,583,131
Corinthian Colleges Inc.(a)	230,822	4,284,056
Corporate Executive Board Co. (The)	153,154	3,813,535
Corrections Corp. of America(a)	201,802	4,570,815
FTI Consulting Inc.(a)	233,133	9,933,797
Gartner Inc.(a)	270,166	4,935,933
Hewitt Associates Inc. Class A(a)	130,621	4,758,523
ITT Educational Services Inc.(a)(b)	142,692	15,754,624
Korn/Ferry International(a)	205,629	3,000,127
Lender Processing Services Inc.	289,931	11,066,666
MPS Group Inc.(a)	151,456	1,593,317
Navigant Consulting Inc.(a)	218,033	2,943,446
Pharmaceutical Product Development Inc.	532,726	11,688,008
Rollins Inc.	195,804	3,690,905
SAIC Inc.(a)	367,980	6,454,369
Sotheby’s	300,595	5,179,252
Strayer Education Inc.	63,105	13,736,696
United Rentals Inc.(a)	149,629	1,541,179
Watson Wyatt Worldwide Inc. Class A	192,398	8,380,857

		143,860,455
COMPUTERS – 3.34%
DST Systems Inc.(a)	177,107	7,934,394
FactSet Research Systems Inc.(b)	189,209	12,533,204
Jack Henry & Associates Inc.	224,585	5,271,010
Mentor Graphics Corp.(a)	130,826	1,217,990
MICROS Systems Inc.(a)	360,597	10,886,423
NCR Corp.(a)	357,008	4,933,851
Palm Inc.(a)(b)	274,192	4,779,167
SRA International Inc. Class A(a)	116,974	2,525,469
Synopsys Inc.(a)	656,932	14,728,415

		64,809,923
COSMETICS & PERSONAL CARE – 0.21%
Alberto-Culver Co.	145,664	4,031,980

		4,031,980
DISTRIBUTION & WHOLESALE – 0.37%
LKQ Corp.(a)	386,309	7,162,169

		7,162,169
DIVERSIFIED FINANCIAL SERVICES – 2.57%
Affiliated Managers Group Inc.(a)(b)	187,804	12,209,138
AmeriCredit Corp.(a)	173,020	2,731,986
Eaton Vance Corp.	529,669	14,825,435
Jefferies Group Inc.(a)(b)	309,322	8,422,838
Raymond James Financial Inc.(b)	208,584	4,855,836
Waddell & Reed Financial Inc. Class A	243,878	6,938,329

		49,983,562

ELECTRIC – 0.39%
MDU Resources Group Inc.	365,084	7,612,001

		7,612,001
ELECTRICAL COMPONENTS & EQUIPMENT – 1.94%
AMETEK Inc.	484,859	16,926,428
Energizer Holdings Inc.(a)	312,947	20,760,904

		37,687,332
ELECTRONICS – 2.55%
Itron Inc.(a)	89,913	5,767,020
Mettler-Toledo International Inc.(a)	151,990	13,768,774
National Instruments Corp.	129,981	3,591,375
Thomas & Betts Corp.(a)	237,739	7,151,189
Trimble Navigation Ltd.(a)	540,223	12,916,732
Varian Inc.(a)	58,291	2,976,338
Woodward Governor Co.	139,133	3,375,367

		49,546,795
ENGINEERING & CONSTRUCTION – 0.46%
AECOM Technology Corp.(a)	198,284	5,381,428
Dycom Industries Inc.(a)	81,808	1,006,238
Granite Construction Inc.	83,459	2,582,221

		8,969,887
ENTERTAINMENT – 0.83%
DreamWorks Animation SKG Inc. Class A(a)	339,990	12,093,444
International Speedway Corp. Class A	68,560	1,890,199
Scientific Games Corp. Class A(a)	136,432	2,159,719

		16,143,362
ENVIRONMENTAL CONTROL – 0.71%
Clean Harbors Inc.(a)	102,515	5,767,494
Mine Safety Appliances Co.	73,762	2,029,193
Waste Connections Inc.(a)(b)	208,931	6,029,749

		13,826,436
FOOD – 0.69%
Flowers Foods Inc.	160,611	4,222,463
Ralcorp Holdings Inc.(a)	135,248	7,907,951
Tootsie Roll Industries Inc.	51,460	1,223,719

		13,354,133
FOREST PRODUCTS & PAPER – 0.15%
Potlatch Corp.	99,734	2,837,432

		2,837,432
GAS – 0.95%
Energen Corp.	213,374	9,196,419
UGI Corp.	229,110	5,741,497
WGL Holdings Inc.	107,987	3,578,689

		18,516,605
HAND & MACHINE TOOLS – 0.47%
Lincoln Electric Holdings Inc.	191,695	9,095,928

		9,095,928
HEALTH CARE - PRODUCTS – 6.51%
Beckman Coulter Inc.	139,073	9,587,693
Edwards Lifesciences Corp.(a)	149,867	10,477,202

Gen-Probe Inc.(a)	226,975	9,405,844
Henry Schein Inc.(a)	239,940	13,175,105
Hologic Inc.(a)	1,157,207	18,908,762
IDEXX Laboratories Inc.(a)(b)	264,256	13,212,800
Immucor Inc.(a)	316,859	5,608,404
Kinetic Concepts Inc.(a)	278,248	10,289,611
Masimo Corp.(a)	20,516	537,519
ResMed Inc.(a)	340,669	15,398,239
Steris Corp.	118,288	3,601,870
TECHNE Corp.	167,929	10,503,959
Thoratec Corp.(a)	190,785	5,775,062

		126,482,070
HEALTH CARE - SERVICES – 2.33%
Community Health Systems Inc.(a)	187,665	5,992,143
Covance Inc.(a)	173,034	9,369,791
Health Management Associates Inc. Class A(a)	676,205	5,064,775
LifePoint Hospitals Inc.(a)	155,571	4,209,751
Lincare Holdings Inc.(a)	305,990	9,562,188
Psychiatric Solutions Inc.(a)	149,045	3,988,444
Universal Health Services Inc. Class B	115,075	7,126,595

		45,313,687
HOME BUILDERS – 2.03%
M.D.C. Holdings Inc.	84,243	2,926,602
NVR Inc.(a)	26,200	16,699,094
Ryland Group Inc.	132,118	2,783,726
Thor Industries Inc.	159,343	4,931,666
Toll Brothers Inc.(a)	618,362	12,082,794

		39,423,882
HOUSEHOLD PRODUCTS & WARES – 1.75%
Church & Dwight Co. Inc.	317,031	17,988,339
Fossil Inc.(a)	215,826	6,140,250
Scotts Miracle-Gro Co. (The) Class A	88,730	3,810,954
Tupperware Brands Corp.	153,605	6,131,912

		34,071,455
INSURANCE – 3.24%
Brown & Brown Inc.	529,643	10,147,960
Hanover Insurance Group Inc. (The)	229,305	9,477,176
HCC Insurance Holdings Inc.	506,393	13,849,849
Mercury General Corp.	74,945	2,711,510
Reinsurance Group of America Inc.	157,582	7,028,157
StanCorp Financial Group Inc.	105,963	4,277,726
W.R. Berkley Corp.	606,425	15,330,424

		62,822,802
INTERNET – 3.77%
Avocent Corp.(a)	96,350	1,953,015
Digital River Inc.(a)	174,051	7,017,736
Equinix Inc.(a)(b)	43,340	3,987,280
F5 Networks Inc.(a)	355,018	14,069,363
Netflix Inc.(a)(b)	204,135	9,424,913
Priceline.com Inc.(a)(b)	190,415	31,574,614
ValueClick Inc.(a)	391,569	5,164,795

		73,191,716
IRON & STEEL – 2.52%
Carpenter Technology Corp.	116,416	2,722,970
Cliffs Natural Resources Inc.	590,662	19,113,822
Reliance Steel & Aluminum Co.	288,234	12,267,239
Steel Dynamics Inc.	969,073	14,865,580

		48,969,611

LEISURE TIME – 0.58%
Life Time Fitness Inc.(a)	73,786	2,069,697
WMS Industries Inc.(a)	204,857	9,128,428

		11,198,125
MACHINERY – 3.81%
AGCO Corp.(a)(b)	153,658	4,245,571
Bucyrus International Inc.	338,742	12,065,990
Graco Inc.	270,150	7,529,081
IDEX Corp.	163,163	4,560,406
Joy Global Inc.	460,842	22,553,607
Nordson Corp.	79,990	4,486,639
Terex Corp.(a)	486,196	10,078,843
Wabtec Corp.	124,293	4,664,716
Zebra Technologies Corp. Class A(a)	143,712	3,726,452

		73,911,305
MANUFACTURING – 2.94%
AptarGroup Inc.	155,198	5,798,197
Carlisle Companies Inc.	107,179	3,634,440
Donaldson Co. Inc.	347,989	12,050,859
Harsco Corp.	155,229	5,496,659
Matthews International Corp. Class A	85,685	3,031,535
Roper Industries Inc.	409,516	20,877,126
Trinity Industries Inc.	357,010	6,137,002

		57,025,818
MEDIA – 0.34%
John Wiley & Sons Inc. Class A	191,721	6,668,056

		6,668,056
METAL FABRICATE & HARDWARE – 0.48%
Commercial Metals Co.	298,527	5,343,633
Valmont Industries Inc.	47,490	4,045,198

		9,388,831
OFFICE FURNISHINGS – 0.22%
Herman Miller Inc.	250,991	4,244,258

		4,244,258
OIL & GAS – 6.32%
Bill Barrett Corp.(a)	46,484	1,524,210
Cimarex Energy Co.	229,358	9,935,789
Comstock Resources Inc.(a)	209,826	8,409,826
Encore Acquisition Co.(a)	250,446	9,366,680
Frontier Oil Corp.	471,747	6,566,718
Helmerich & Payne Inc.(b)	475,532	18,797,780
Mariner Energy Inc.(a)	256,027	3,630,463
Newfield Exploration Co.(a)	382,853	16,294,224
Patterson-UTI Energy Inc.	692,543	10,457,399
Plains Exploration & Production Co.(a)	395,088	10,928,134
Pride International Inc.(a)	383,550	11,675,262
Quicksilver Resources Inc.(a)	532,824	7,560,773
Unit Corp.(a)	182,197	7,515,626

		122,662,884
OIL & GAS SERVICES – 1.71%
Helix Energy Solutions Group Inc.(a)	410,353	6,147,088
Oceaneering International Inc.(a)	247,404	14,040,177
Superior Energy Services Inc.(a)	352,460	7,937,399
Tidewater Inc.	106,858	5,031,943

		33,156,607

PHARMACEUTICALS – 3.67%
Endo Pharmaceuticals Holdings Inc.(a)	528,355	11,956,674
Medicis Pharmaceutical Corp. Class A	98,992	2,113,479
NBTY Inc.(a)	164,137	6,496,542
Omnicare Inc.	284,457	6,405,972
OSI Pharmaceuticals Inc.(a)	161,734	5,709,210
Perrigo Co.	121,073	4,115,271
Sepracor Inc.(a)	499,827	11,446,038
United Therapeutics Corp.(a)	210,925	10,333,216
Valeant Pharmaceuticals International(a)	88,076	2,471,413
VCA Antech Inc.(a)	382,894	10,296,020

		71,343,835
REAL ESTATE – 0.46%
Jones Lang LaSalle Inc.	188,075	8,909,113

		8,909,113
REAL ESTATE INVESTMENT TRUSTS – 0.45%
AMB Property Corp.	296,647	6,808,049
Corporate Office Properties Trust	51,955	1,916,100

		8,724,149
RETAIL – 10.19%
Advance Auto Parts Inc.	430,064	16,892,914
Aeropostale Inc.(a)	302,904	13,167,237
American Eagle Outfitters Inc.	616,234	10,389,705
BJ’s Wholesale Club Inc.(a)	117,152	4,243,245
Cheesecake Factory Inc. (The)(a)	156,424	2,896,972
Chico’s FAS Inc.(a)	801,893	10,424,609
Chipotle Mexican Grill Inc. Class A(a)(b)	142,680	13,847,094
Coldwater Creek Inc.(a)	127,666	1,046,861
Copart Inc.(a)(b)	303,039	10,063,925
Dick’s Sporting Goods Inc.(a)(b)	395,386	8,856,646
Dollar Tree Inc.(a)	403,064	19,621,156
J. Crew Group Inc.(a)	250,491	8,972,588
MSC Industrial Direct Co. Inc. Class A	197,575	8,610,319
99 Cents Only Stores(a)	83,265	1,119,914
Panera Bread Co. Class A(a)(b)	140,397	7,721,835
PetSmart Inc.	355,057	7,722,490
Ross Stores Inc.	563,440	26,915,529
Under Armour Inc. Class A(a)(b)	168,464	4,688,353
Urban Outfitters Inc.(a)	583,754	17,611,858
Wendy’s/Arby’s Group Inc. Class A	645,694	3,054,133

		197,867,383
SAVINGS & LOANS – 0.07%
NewAlliance Bancshares Inc.	126,241	1,350,779

		1,350,779
SEMICONDUCTORS – 3.20%
Atmel Corp.(a)	626,086	2,623,300
Cree Inc.(a)(b)	454,277	16,694,680
International Rectifier Corp.(a)	124,989	2,436,036
Lam Research Corp.(a)	571,028	19,506,316
Rovi Corp.(a)	274,434	9,220,982
Semtech Corp.(a)	130,400	2,218,104
Silicon Laboratories Inc.(a)	201,935	9,361,707

		62,061,125
SOFTWARE – 6.22%
ACI Worldwide Inc.(a)	153,173	2,317,508

Acxiom Corp.(a)	154,650	1,462,989
Advent Software Inc.(a)	27,603	1,111,021
ANSYS Inc.(a)	397,199	14,883,047
Broadridge Financial Solutions Inc.	401,878	8,077,748
Cerner Corp.(a)(b)	303,272	22,684,746
Fair Isaac Corp.	133,556	2,870,118
Global Payments Inc.	363,174	16,960,226
Informatica Corp.(a)	162,809	3,676,227
ManTech International Corp. Class A(a)	53,398	2,518,250
Metavante Technologies Inc.(a)	406,083	14,001,742
Parametric Technology Corp.(a)	522,692	7,223,603
Quest Software Inc.(a)	274,280	4,621,618
SEI Investments Co.	585,847	11,529,469
Sybase Inc.(a)	175,126	6,812,401

		120,750,713
TELECOMMUNICATIONS – 2.13%
ADC Telecommunications Inc.(a)	263,649	2,198,833
ADTRAN Inc.	138,533	3,400,985
CommScope Inc.(a)	422,103	12,633,543
NeuStar Inc. Class A(a)	334,522	7,560,197
Plantronics Inc.	219,837	5,893,830
Polycom Inc.(a)	219,206	5,863,761
Syniverse Holdings Inc.(a)	85,770	1,500,975
3Com Corp.(a)	421,396	2,203,901

		41,256,025
TOYS, GAMES & HOBBIES – 0.56%
Marvel Entertainment Inc.(a)	219,423	10,887,769

		10,887,769
TRANSPORTATION – 2.36%
Con-way Inc.	220,994	8,468,490
J.B. Hunt Transport Services Inc.	394,147	12,663,943
Kansas City Southern Industries Inc.(a)	247,531	6,557,096
Kirby Corp.(a)	145,416	5,354,217
Landstar System Inc.	231,328	8,804,344
Overseas Shipholding Group Inc.	62,089	2,320,266
Werner Enterprises Inc.	90,712	1,689,965

		45,858,321
WATER – 0.23%
Aqua America Inc.	256,378	4,522,508

		4,522,508

TOTAL COMMON STOCKS
(Cost: $1,990,249,462)		1,939,739,319

Security	Shares	Value
SHORT-TERM INVESTMENTS – 9.38%

MONEY MARKET FUNDS – 9.38%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.22%(c)(d)(e)	156,748,131	156,748,131
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.18%(c)(d)(e)	23,922,811	23,922,811

Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.04%(c)(d)	1,426,273	1,426,273

		182,097,215

TOTAL SHORT-TERM INVESTMENTS
(Cost: $182,097,215)		182,097,215

TOTAL INVESTMENTS IN SECURITIES – 109.28%
(Cost: $2,172,346,677)		2,121,836,534
Other Assets, Less Liabilities – (9.28)%		(180,207,158)

NET ASSETS – 100.00%		$1,941,629,376

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Affiliated issuer. See Note 2.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments (Unaudited)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

September 30, 2009

Security	Shares	Value
COMMON STOCKS – 99.83%

ADVERTISING – 0.12%
Harte-Hanks Inc.	149,395	$2,066,133

		2,066,133
AEROSPACE & DEFENSE – 0.47%
BE Aerospace Inc.(a)	396,460	7,984,704

		7,984,704
AGRICULTURE – 0.24%
Universal Corp.	97,585	4,081,005

		4,081,005
AIRLINES – 0.47%
AirTran Holdings Inc.(a)	472,434	2,952,712
JetBlue Airways Corp.(a)(b)	840,356	5,025,329

		7,978,041
APPAREL – 0.78%
Hanesbrands Inc.(a)	215,215	4,605,601
Phillips-Van Heusen Corp.	202,443	8,662,536

		13,268,137
AUTO MANUFACTURERS – 0.64%
Oshkosh Corp.	350,594	10,843,872

		10,843,872
AUTO PARTS & EQUIPMENT – 0.43%
BorgWarner Inc.	242,233	7,329,971

		7,329,971
BANKS – 4.30%
Associated Banc-Corp	502,706	5,740,903
BancorpSouth Inc.	287,504	7,017,973
Bank of Hawaii Corp.	86,595	3,597,156
Cathay General Bancorp(b)	78,283	633,309
City National Corp.	169,325	6,591,822
Commerce Bancshares Inc.	141,677	5,276,051
Cullen/Frost Bankers Inc.	128,827	6,652,626
FirstMerit Corp.	335,938	6,392,900
Fulton Financial Corp.	689,840	5,077,222
International Bancshares Corp.(b)	89,106	1,453,319
PacWest Bancorp	107,258	2,043,265
Synovus Financial Corp.	868,518	3,256,942
TCF Financial Corp.	237,234	3,093,531
Trustmark Corp.	156,615	2,983,516
Valley National Bancorp(b)	325,618	4,001,845
Webster Financial Corp.	251,976	3,142,141

Westamerica Bancorporation(b)	45,834	2,383,368
Wilmington Trust Corp.	272,510	3,869,642

		73,207,531
BEVERAGES – 0.37%
PepsiAmericas Inc.	220,283	6,291,282

		6,291,282
BIOTECHNOLOGY – 1.78%
Affymetrix Inc.(a)	277,066	2,432,639
Bio-Rad Laboratories Inc. Class A(a)	36,972	3,396,987
Charles River Laboratories International Inc.(a)	158,033	5,844,060
Vertex Pharmaceuticals Inc.(a)	489,361	18,546,782

		30,220,468
BUILDING MATERIALS – 0.84%
Lennox International Inc.	190,687	6,887,614
Martin Marietta Materials Inc.(b)	80,278	7,391,195

		14,278,809
CHEMICALS – 4.95%
Albemarle Corp.	132,586	4,587,476
Ashland Inc.	292,027	12,621,407
Cabot Corp.	257,059	5,940,633
Cytec Industries Inc.	190,230	6,176,768
Lubrizol Corp.	265,519	18,973,988
Minerals Technologies Inc.	44,778	2,129,642
Olin Corp.	110,283	1,923,336
RPM International Inc.	505,426	9,345,327
Sensient Technologies Corp.	191,160	5,308,513
Terra Industries Inc.	183,698	6,368,810
Valspar Corp. (The)	395,477	10,879,572

		84,255,472
COAL – 0.50%
Arch Coal Inc.	319,062	7,060,842
Patriot Coal Corp.(a)	130,186	1,530,987

		8,591,829
COMMERCIAL SERVICES – 4.41%
Aaron’s Inc.	70,319	1,856,422
Brinks Home Security Holdings Inc.(a)	179,479	5,526,158
Corinthian Colleges Inc.(a)	140,186	2,601,852
Corrections Corp. of America(a)	276,263	6,257,357
Deluxe Corp.	201,051	3,437,972
Hewitt Associates Inc. Class A(a)	210,980	7,686,001
Kelly Services Inc. Class A	104,031	1,279,581
Lender Processing Services Inc.	124,224	4,741,630
Manpower Inc.	307,706	17,450,007
MPS Group Inc.(a)	234,414	2,466,035
Rent-A-Center Inc.(a)	259,653	4,902,249
SAIC Inc.(a)	501,655	8,799,029
Service Corp. International	983,213	6,892,323
United Rentals Inc.(a)	105,783	1,089,565

		74,986,181
COMPUTERS – 2.09%
Cadence Design Systems Inc.(a)	1,046,799	7,683,505
Diebold Inc.	259,699	8,551,888
Imation Corp.	117,681	1,090,903

Jack Henry & Associates Inc.	135,734	3,185,677
Mentor Graphics Corp.(a)	269,582	2,509,808
NCR Corp.(a)	312,381	4,317,105
Palm Inc.(a)(b)	390,223	6,801,587
SRA International Inc. Class A(a)	65,341	1,410,712

		35,551,185
COSMETICS & PERSONAL CARE – 0.34%
Alberto-Culver Co.	208,147	5,761,509

		5,761,509
DISTRIBUTION & WHOLESALE – 1.79%
Ingram Micro Inc. Class A(a)	639,473	10,775,120
LKQ Corp.(a)	215,966	4,004,010
Owens & Minor Inc.	163,677	7,406,384
Tech Data Corp.(a)	197,062	8,199,750

		30,385,264
DIVERSIFIED FINANCIAL SERVICES – 1.04%
AmeriCredit Corp.(a)	226,389	3,574,682
Jefferies Group Inc.(a)	211,937	5,771,045
Raymond James Financial Inc.(b)	205,053	4,773,634
Waddell & Reed Financial Inc. Class A	124,934	3,554,372

		17,673,733
ELECTRIC – 6.60%
Alliant Energy Corp.	434,005	12,087,039
Black Hills Corp.	152,768	3,845,171
Cleco Corp.	237,770	5,963,272
DPL Inc.	454,966	11,874,613
Great Plains Energy Inc.	530,088	9,515,080
Hawaiian Electric Industries Inc.	358,585	6,497,560
IDACORP Inc.	185,763	5,348,117
MDU Resources Group Inc.	404,011	8,423,629
NSTAR	419,111	13,336,112
NV Energy Inc.	920,202	10,665,141
OGE Energy Corp.	378,860	12,532,689
PNM Resources Inc.	341,029	3,983,219
Westar Energy Inc.	426,732	8,325,541

		112,397,183
ELECTRICAL COMPONENTS & EQUIPMENT – 0.55%
Hubbell Inc. Class B	221,131	9,287,502

		9,287,502
ELECTRONICS – 3.27%
Arrow Electronics Inc.(a)	469,446	13,214,905
Avnet Inc.(a)	593,007	15,400,392
Gentex Corp.	539,763	7,637,646
Itron Inc.(a)	78,623	5,042,879
National Instruments Corp.	109,027	3,012,416
Varian Inc.(a)	62,510	3,191,761
Vishay Intertechnology Inc.(a)	733,776	5,796,830
Woodward Governor Co.	99,557	2,415,253

		55,712,082
ENGINEERING & CONSTRUCTION – 2.91%
AECOM Technology Corp.(a)	259,989	7,056,101
Dycom Industries Inc.(a)	81,995	1,008,539
Granite Construction Inc.(b)	59,041	1,826,729

KBR Inc.	629,516	14,661,428
Shaw Group Inc. (The)(a)	327,749	10,517,465
URS Corp.(a)	330,847	14,441,472

		49,511,734
ENTERTAINMENT – 0.22%
International Speedway Corp. Class A	60,031	1,655,055
Scientific Games Corp. Class A(a)	135,048	2,137,810

		3,792,865
ENVIRONMENTAL CONTROL – 0.31%
Mine Safety Appliances Co.	54,636	1,503,036
Waste Connections Inc.(a)(b)	132,331	3,819,073

		5,322,109
FOOD – 1.88%
Corn Products International Inc.	292,589	8,344,638
Flowers Foods Inc.	164,514	4,325,073
Ralcorp Holdings Inc.(a)	104,603	6,116,137
Ruddick Corp.	159,464	4,244,932
Smithfield Foods Inc.(a)(b)	553,288	7,635,374
Tootsie Roll Industries Inc.(b)	57,540	1,368,301

		32,034,455
FOREST PRODUCTS & PAPER – 1.45%
Louisiana-Pacific Corp.(a)	478,103	3,188,947
Potlatch Corp.	68,775	1,956,649
Rayonier Inc.	310,673	12,709,632
Temple-Inland Inc.	417,174	6,849,997

		24,705,225
GAS – 2.43%
AGL Resources Inc.	303,091	10,690,020
Energen Corp.	95,869	4,131,954
Southern Union Co.	486,488	10,114,086
UGI Corp.	225,911	5,661,330
Vectren Corp.	317,727	7,320,430
WGL Holdings Inc.	102,521	3,397,546

		41,315,366
HAND & MACHINE TOOLS – 0.46%
Kennametal Inc.	318,559	7,839,737

		7,839,737
HEALTH CARE - PRODUCTS – 2.36%
Beckman Coulter Inc.	147,857	10,193,262
Edwards Lifesciences Corp.(a)	90,755	6,344,682
Henry Schein Inc.(a)	144,917	7,957,392
Hill-Rom Holdings Inc.(b)	246,227	5,362,824
Masimo Corp.(a)	184,910	4,844,642
Steris Corp.	126,735	3,859,081
Thoratec Corp.(a)	55,176	1,670,178

		40,232,061
HEALTH CARE - SERVICES – 2.22%
Community Health Systems Inc.(a)	200,242	6,393,727
Covance Inc.(a)	100,607	5,447,869
Health Management Associates Inc. Class A(a)	378,232	2,832,958
Health Net Inc.(a)	406,770	6,264,258
Kindred Healthcare Inc.(a)	153,176	2,486,046

LifePoint Hospitals Inc.(a)	79,598	2,153,922
Psychiatric Solutions Inc.(a)	90,522	2,422,369
Universal Health Services Inc. Class B	92,650	5,737,815
WellCare Health Plans Inc.(a)	165,148	4,070,898

		37,809,862
HOME BUILDERS – 0.22%
M.D.C. Holdings Inc.	73,884	2,566,730
Ryland Group Inc.	56,897	1,198,820

		3,765,550
HOUSEHOLD PRODUCTS & WARES – 0.77%
American Greetings Corp. Class A	154,543	3,446,309
Blyth Inc.	23,127	895,709
Scotts Miracle-Gro Co. (The) Class A	98,522	4,231,520
Tupperware Brands Corp.	113,369	4,525,690

		13,099,228
INSURANCE – 6.00%
American Financial Group Inc.	310,110	7,907,805
Arthur J. Gallagher & Co.	396,830	9,670,747
Everest Re Group Ltd.	238,934	20,954,511
Fidelity National Financial Inc. Class A	904,978	13,647,068
First American Corp.	366,294	11,856,937
Horace Mann Educators Corp.	154,066	2,152,302
Mercury General Corp.	74,065	2,679,672
Old Republic International Corp.	943,773	11,495,155
Protective Life Corp.	335,204	7,180,070
Reinsurance Group of America Inc.	148,217	6,610,478
StanCorp Financial Group Inc.	100,560	4,059,607
Unitrin Inc.	196,175	3,823,451

		102,037,803
INTERNET – 0.72%
Avocent Corp.(a)	90,246	1,829,286
Equinix Inc.(a)(b)	113,570	10,448,440

		12,277,726
INVESTMENT COMPANIES – 0.36%
Apollo Investment Corp.	642,552	6,136,372

		6,136,372
IRON & STEEL – 0.10%
Carpenter Technology Corp.	70,831	1,656,737

		1,656,737
LEISURE TIME – 0.27%
Callaway Golf Co.	252,404	1,920,794
Life Time Fitness Inc.(a)	97,228	2,727,245

		4,648,039
LODGING – 0.14%
Boyd Gaming Corp.(a)	216,706	2,368,597

		2,368,597
MACHINERY – 1.20%
AGCO Corp.(a)	228,986	6,326,883
IDEX Corp.	174,537	4,878,309
Nordson Corp.	62,085	3,482,348
Wabtec Corp.	78,545	2,947,794
Zebra Technologies Corp. Class A(a)	106,881	2,771,424

		20,406,758

MANUFACTURING – 3.72%
AptarGroup Inc.	130,405	4,871,931
Brink’s Co. (The)	178,483	4,802,978
Carlisle Companies Inc.	146,895	4,981,209
Crane Co.	183,928	4,747,182
Federal Signal Corp.	191,643	1,377,913
Harsco Corp.	179,984	6,373,233
Lancaster Colony Corp.	76,241	3,908,876
Matthews International Corp. Class A	43,867	1,552,014
Pentair Inc.	385,669	11,384,949
SPX Corp.	192,564	11,798,396
Teleflex Inc.	155,643	7,519,113

		63,317,794
MEDIA – 0.14%
Scholastic Corp.	99,954	2,432,880

		2,432,880
METAL FABRICATE & HARDWARE – 1.00%
Commercial Metals Co.	181,411	3,247,257
Timken Co. (The)	311,058	7,288,089
Valmont Industries Inc.	36,866	3,140,246
Worthington Industries Inc.	238,926	3,321,071

		16,996,663
OFFICE FURNISHINGS – 0.25%
HNI Corp.(b)	176,969	4,176,468

		4,176,468
OIL & GAS – 2.61%
Bill Barrett Corp.(a)	110,899	3,636,378
Cimarex Energy Co.	127,502	5,523,387
Forest Oil Corp.(a)(b)	439,997	8,610,741
Mariner Energy Inc.(a)	176,471	2,502,359
Newfield Exploration Co.(a)	187,144	7,964,849
Plains Exploration & Production Co.(a)	202,160	5,591,746
Pride International Inc.(a)	347,233	10,569,773

		44,399,233
OIL & GAS SERVICES – 0.65%
Exterran Holdings Inc.(a)(b)	245,664	5,832,063
Tidewater Inc.	109,771	5,169,116

		11,001,179
PACKAGING & CONTAINERS – 1.55%
Greif Inc. Class A	134,017	7,377,636
Packaging Corp. of America	403,387	8,229,095
Sonoco Products Co.	391,809	10,790,420

		26,397,151
PHARMACEUTICALS – 1.60%
Medicis Pharmaceutical Corp. Class A	139,734	2,983,321
NBTY Inc.(a)	99,782	3,949,372
Omnicare Inc.	219,845	4,950,909
OSI Pharmaceuticals Inc.(a)	86,617	3,057,580
Perrigo Co.	205,517	6,985,523
Valeant Pharmaceuticals International(a)	188,204	5,281,004

		27,207,709

PIPELINES – 1.74%
National Fuel Gas Co.	314,886	14,424,928
ONEOK Inc.	413,641	15,147,533

		29,572,461
REAL ESTATE INVESTMENT TRUSTS – 11.88%
Alexandria Real Estate Equities Inc.	170,502	9,266,784
AMB Property Corp.	315,125	7,232,119
BRE Properties Inc. Class A	207,309	6,488,772
Camden Property Trust	251,485	10,134,846
Corporate Office Properties Trust	181,778	6,703,973
Cousins Properties Inc.(b)	364,101	3,014,756
Duke Realty Corp.	878,362	10,549,128
Equity One Inc.(b)	128,807	2,018,406
Essex Property Trust Inc.(b)	110,542	8,796,932
Federal Realty Investment Trust	240,112	14,735,673
Highwoods Properties Inc.	277,777	8,736,087
Hospitality Properties Trust	478,895	9,755,091
Liberty Property Trust	438,203	14,254,744
Macerich Co. (The)(b)	316,895	9,611,425
Mack-Cali Realty Corp.	307,216	9,932,293
Nationwide Health Properties Inc.	418,836	12,979,728
Omega Healthcare Investors Inc.	327,367	5,244,419
Realty Income Corp.(b)	409,012	10,491,158
Regency Centers Corp.	314,992	11,670,454
SL Green Realty Corp.(b)	301,475	13,219,679
UDR Inc.	590,228	9,290,189
Weingarten Realty Investors	408,518	8,137,679

		202,264,335
RETAIL – 4.91%
American Eagle Outfitters Inc.	276,018	4,653,663
AnnTaylor Stores Corp.(a)	230,969	3,670,097
Barnes & Noble Inc.	155,073	3,445,722
BJ’s Wholesale Club Inc.(a)	115,671	4,189,604
Bob Evans Farms Inc.	121,862	3,541,310
Brinker International Inc.	400,003	6,292,047
CarMax Inc.(a)	864,841	18,075,177
Cheesecake Factory Inc. (The)(a)	98,954	1,832,628
Coldwater Creek Inc.(a)	111,768	916,498
Collective Brands Inc.(a)	251,855	4,364,647
Foot Locker Inc.	614,193	7,339,606
99 Cents Only Stores(a)	104,542	1,406,090
PetSmart Inc.	181,883	3,955,955
Regis Corp.	224,530	3,480,215
Saks Inc.(a)(b)	568,221	3,875,267
Wendy’s/Arby’s Group Inc. Class A	881,004	4,167,149
Williams-Sonoma Inc.	415,470	8,404,958

		83,610,633
SAVINGS & LOANS – 2.27%
Astoria Financial Corp.	320,531	3,538,662
First Niagara Financial Group Inc.	718,304	8,856,688
New York Community Bancorp Inc.	1,373,598	15,686,489
NewAlliance Bancshares Inc.	310,753	3,325,057
Washington Federal Inc.	428,208	7,219,587

		38,626,483

SEMICONDUCTORS – 1.92%
Atmel Corp.(a)	1,223,848	5,127,923
Fairchild Semiconductor International Inc.(a)	485,657	4,968,271
Integrated Device Technology Inc.(a)	647,807	4,379,175
International Rectifier Corp.(a)	170,813	3,329,145
Intersil Corp. Class A	479,183	7,336,292
Rovi Corp.(a)	159,351	5,354,194
Semtech Corp.(a)	127,224	2,164,080

		32,659,080
SOFTWARE – 1.27%
Acxiom Corp.(a)	172,811	1,634,792
Advent Software Inc.(a)	37,162	1,495,771
Broadridge Financial Solutions Inc.	197,172	3,963,157
Fair Isaac Corp.	74,490	1,600,790
Informatica Corp.(a)	204,836	4,625,197
ManTech International Corp. Class A(a)	39,777	1,875,883
Sybase Inc.(a)	165,472	6,436,861

		21,632,451
TELECOMMUNICATIONS – 2.17%
ADC Telecommunications Inc.(a)	147,159	1,227,306
ADTRAN Inc.	98,720	2,423,576
Cincinnati Bell Inc.(a)	833,469	2,917,142
Polycom Inc.(a)	138,829	3,713,676
RF Micro Devices Inc.(a)	1,047,709	5,689,060
Syniverse Holdings Inc.(a)	194,652	3,406,410
Telephone and Data Systems Inc.	372,282	11,544,465
3Com Corp.(a)	1,165,217	6,094,085

		37,015,720
TEXTILES – 0.62%
Mohawk Industries Inc.(a)	220,172	10,500,003

		10,500,003
TRANSPORTATION – 0.91%
Alexander & Baldwin Inc.	161,363	5,178,139
Kansas City Southern Industries Inc.(a)	156,800	4,153,632
Kirby Corp.(a)	84,530	3,112,395
Overseas Shipholding Group Inc.	37,556	1,403,468
Werner Enterprises Inc.	92,265	1,718,897

		15,566,531
TRUCKING & LEASING – 0.30%
GATX Corp.	180,857	5,054,953

		5,054,953
WATER – 0.32%
Aqua America Inc.	308,954	5,449,949

		5,449,949

TOTAL COMMON STOCKS
(Cost: $1,896,484,008)		1,698,993,793

Security	Shares	Value
SHORT-TERM INVESTMENTS – 4.71%

MONEY MARKET FUNDS – 4.71%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.22%(c)(d)(e)	68,873,714	68,873,714
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.18%(c)(d)(e)	10,511,467	10,511,467
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.04%(c)(d)	853,525	853,525

		80,238,706

TOTAL SHORT-TERM INVESTMENTS
(Cost: $80,238,706)		80,238,706

TOTAL INVESTMENTS IN SECURITIES – 104.54%
(Cost: $1,976,722,714)		1,779,232,499
Other Assets, Less Liabilities – (4.54)%		(77,338,135)

NET ASSETS – 100.00%		$1,701,894,364

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Affiliated issuer. See Note 2.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments (Unaudited)

iSHARES® S&P SMALLCAP 600 INDEX FUND

September 30, 2009

Security	Shares	Value
COMMON STOCKS – 99.90%

ADVERTISING – 0.14%
inVentiv Health Inc.(a)	424,581	$7,103,240

		7,103,240
AEROSPACE & DEFENSE – 2.35%
AAR Corp.(a)	491,799	10,790,070
AeroVironment Inc.(a)	187,975	5,280,218
Curtiss-Wright Corp.	576,175	19,664,853
Esterline Technologies Corp.(a)	376,746	14,772,211
GenCorp Inc.(a)	640,747	3,434,404
Kaman Corp.	323,680	7,114,486
Moog Inc. Class A(a)(b)	571,005	16,844,647
Orbital Sciences Corp.(a)	714,888	10,701,873
Teledyne Technologies Inc.(a)	455,958	16,409,928
Triumph Group Inc.	210,927	10,122,387

		115,135,077
AGRICULTURE – 0.27%
Alliance One International Inc.(a)	1,121,292	5,023,388
Andersons Inc. (The)	230,989	8,130,813

		13,154,201
AIRLINES – 0.24%
SkyWest Inc.	703,858	11,669,966

		11,669,966
APPAREL – 2.60%
Carter’s Inc.(a)	719,031	19,198,128
Crocs Inc.(a)(b)	1,082,056	7,195,672
Deckers Outdoor Corp.(a)	166,272	14,108,179
Gymboree Corp.(a)(b)	378,223	18,298,429
Iconix Brand Group Inc.(a)	902,535	11,254,611
K-Swiss Inc. Class A	340,027	2,988,837
Liz Claiborne Inc.(b)	1,202,074	5,926,225
Maidenform Brands Inc.(a)	246,641	3,961,054
Oxford Industries Inc.	175,409	3,455,557
Perry Ellis International Inc.(a)	129,195	2,072,288
Quiksilver Inc.(a)	1,618,697	4,451,417
SKECHERS U.S.A. Inc. Class A(a)	422,422	7,240,313
True Religion Apparel Inc.(a)(b)	319,980	8,297,081
Volcom Inc.(a)	207,274	3,415,876
Wolverine World Wide Inc.	624,046	15,501,303

		127,364,970
AUTO PARTS & EQUIPMENT – 0.29%
ATC Technology Corp.(a)	250,941	4,958,594

Spartan Motors Inc.	414,872	2,132,442
Standard Motor Products Inc.	197,823	3,006,910
Superior Industries International Inc.	291,299	4,136,446

		14,234,392
BANKS – 6.03%
Bank Mutual Corp.	588,926	5,206,106
Bank of the Ozarks Inc.	163,017	4,324,841
Boston Private Financial Holdings Inc.	821,400	5,347,314
Cascade Bancorp(b)	355,945	430,693
Central Pacific Financial Corp.(b)	364,392	918,268
Columbia Banking System Inc.	353,496	5,850,359
Community Bank System Inc.	414,209	7,567,598
East West Bancorp Inc.	1,159,749	9,625,917
First BanCorp (Puerto Rico)	961,238	2,931,776
First Commonwealth Financial Corp.	959,678	5,450,971
First Financial Bancorp	555,735	6,696,607
First Financial Bankshares Inc.	263,514	13,033,402
First Midwest Bancorp Inc.	623,497	7,026,811
Frontier Financial Corp.(b)	600,243	654,265
Glacier Bancorp Inc.	778,726	11,634,166
Hancock Holding Co.	309,970	11,645,573
Hanmi Financial Corp.(a)	556,517	912,688
Home Bancshares Inc.	237,867	5,214,045
Independent Bank Corp. (Massachusetts)	265,484	5,875,161
Independent Bank Corp. (Michigan)	255,508	485,465
Nara Bancorp Inc.	281,473	1,956,237
National Penn Bancshares Inc.	1,547,436	9,454,834
NBT Bancorp Inc.	434,001	9,782,383
Old National Bancorp	1,068,834	11,970,941
Pinnacle Financial Partners Inc.(a)	414,803	5,272,146
PrivateBancorp Inc.(b)	493,042	12,059,807
Prosperity Bancshares Inc.	583,762	20,309,080
S&T Bancorp Inc.	302,784	3,924,081
Signature Bank(a)	513,937	14,904,173
Simmons First National Corp. Class A	160,415	4,621,556
South Financial Group Inc. (The)	2,137,899	3,142,712
Sterling Bancorp	230,208	1,662,102
Sterling Bancshares Inc.	1,028,222	7,516,303
Sterling Financial Corp.(a)(b)	672,684	1,345,368
Susquehanna Bancshares Inc.	1,088,239	6,409,728
Tompkins Financial Corp.	87,782	3,836,073
TrustCo Bank Corp. NY	969,664	6,060,400
UCBH Holdings Inc.(b)	1,544,504	1,235,603
UMB Financial Corp.	380,420	15,384,185
Umpqua Holdings Corp.	1,054,596	11,178,718
United Bancshares Inc.(b)	484,127	9,484,048
United Community Banks Inc.(a)(b)	979,715	4,898,575
Whitney Holding Corp.	854,589	8,152,779
Wilshire Bancorp Inc.	248,149	1,821,414
Wintrust Financial Corp.	304,449	8,512,394

		295,727,666
BEVERAGES – 0.85%
Boston Beer Co. Inc. Class A(a)	127,516	4,728,293
Green Mountain Coffee Roasters Inc.(a)(b)	440,111	32,497,796
Peet’s Coffee & Tea Inc.(a)	162,998	4,601,434

		41,827,523

BIOTECHNOLOGY – 1.13%
ArQule Inc.(a)	356,294	1,617,575
Cambrex Corp.(a)	369,837	2,329,973
CryoLife Inc.(a)	359,986	2,869,088
Enzo Biochem Inc.(a)	419,201	2,967,943
Integra LifeSciences Holdings Corp.(a)	259,261	8,853,763
Martek Biosciences Corp.(a)	420,673	9,503,003
Regeneron Pharmaceuticals Inc.(a)	801,991	15,478,426
Savient Pharmaceuticals Inc.(a)(b)	779,479	11,848,081

		55,467,852
BUILDING MATERIALS – 1.61%
AAON Inc.	158,923	3,191,174
Apogee Enterprises Inc.	346,218	5,200,194
Comfort Systems USA Inc.	486,419	5,637,596
Drew Industries Inc.(a)	234,652	5,089,602
Eagle Materials Inc.(b)	552,029	15,776,989
NCI Building Systems Inc.(a)(b)	251,135	803,632
Quanex Building Products Corp.	476,021	6,835,662
Simpson Manufacturing Co. Inc.(b)	483,937	12,224,249
Texas Industries Inc.(b)	350,941	14,736,013
Universal Forest Products Inc.	244,058	9,630,529

		79,125,640
CHEMICALS – 1.73%
A. Schulman Inc.	328,630	6,549,596
American Vanguard Corp.	261,227	2,170,796
Arch Chemicals Inc.	316,908	9,504,071
Balchem Corp.	234,782	6,174,767
H.B. Fuller Co.	615,270	12,859,143
NewMarket Corp.	148,227	13,791,040
OM Group Inc.(a)	388,883	11,818,154
Penford Corp.	143,203	1,026,765
PolyOne Corp.(a)	1,169,748	7,802,219
Quaker Chemical Corp.	140,603	3,083,424
Stepan Co.	93,942	5,644,035
Zep Inc.	273,342	4,441,808

		84,865,818
COMMERCIAL SERVICES – 5.60%
ABM Industries Inc.	587,090	12,352,374
Administaff Inc.	280,189	7,360,565
American Public Education Inc.(a)	229,574	7,975,401
AMN Healthcare Services Inc.(a)	409,505	3,894,393
Arbitron Inc.	334,019	6,934,234
Bowne & Co. Inc.	478,986	3,688,192
Capella Education Co.(a)(b)	183,894	12,383,422
CDI Corp.	161,755	2,272,658
Chemed Corp.	284,787	12,499,301
Coinstar Inc.(a)(b)	386,106	12,733,776
Consolidated Graphics Inc.(a)	139,821	3,488,534
CorVel Corp.(a)	96,774	2,748,382
Cross Country Healthcare Inc.(a)	390,694	3,637,361
Exponent Inc.(a)	171,301	4,825,549
Forrester Research Inc.(a)	189,801	5,056,299
GEO Group Inc. (The)(a)	649,363	13,097,652
Healthcare Services Group Inc.	550,038	10,098,698
HealthSpring Inc.(a)	619,241	7,585,702
Heartland Payment Systems Inc.(b)	472,458	6,855,366
Heidrick & Struggles International Inc.	215,540	5,013,460
Hillenbrand Inc.	782,818	15,946,003

HMS Holdings Corp.(a)	331,225	12,662,732
Kendle International Inc.(a)	185,791	3,106,426
Landauer Inc.	118,275	6,502,759
Live Nation Inc.(a)	1,057,953	8,664,635
MAXIMUS Inc.	221,705	10,331,453
Midas Inc.(a)	178,760	1,680,344
On Assignment Inc.(a)	458,232	2,680,657
PAREXEL International Corp.(a)	731,242	9,937,579
Pre-Paid Legal Services Inc.(a)(b)	92,414	4,694,631
Rewards Network Inc.(a)	111,308	1,529,372
Spherion Corp.(a)	655,125	4,068,326
StarTek Inc.(a)	147,821	1,283,086
TeleTech Holdings Inc.(a)	408,026	6,960,924
Ticketmaster Entertainment Inc.(a)	480,195	5,613,480
TrueBlue Inc.(a)	553,838	7,792,501
Universal Technical Institute Inc.(a)	255,638	5,036,069
Viad Corp.	258,924	5,155,177
Volt Information Sciences Inc.(a)	154,030	1,882,247
Wright Express Corp.(a)	483,184	14,258,760

		274,288,480
COMPUTERS – 1.82%
Agilysys Inc.	255,683	1,684,951
CACI International Inc. Class A(a)	380,092	17,966,949
CIBER Inc.(a)	871,376	3,485,504
Hutchinson Technology Inc.(a)	297,814	2,114,479
Integral Systems Inc.(a)	218,746	1,509,347
Manhattan Associates Inc.(a)	284,612	5,749,162
Mercury Computer Systems Inc.(a)	287,339	2,833,163
MTS Systems Corp.	211,725	6,184,487
NetScout Systems Inc.(a)	428,555	5,789,778
Radiant Systems Inc.(a)	347,576	3,732,966
RadiSys Corp.(a)	299,637	2,603,846
Sigma Designs Inc.(a)(b)	334,591	4,861,607
Stratasys Inc.(a)(b)	256,071	4,394,178
Sykes Enterprises Inc.(a)	443,742	9,238,708
Synaptics Inc.(a)(b)	429,537	10,824,332
Tyler Technologies Inc.(a)(b)	353,307	6,038,017

		89,011,474
COSMETICS & PERSONAL CARE – 0.33%
Chattem Inc.(a)(b)	240,760	15,988,872

		15,988,872
DISTRIBUTION & WHOLESALE – 1.49%
Brightpoint Inc.(a)	869,398	7,607,232
MWI Veterinary Supply Inc.(a)	152,667	6,099,047
Pool Corp.	616,605	13,700,963
ScanSource Inc.(a)	336,232	9,522,090
United Stationers Inc.(a)	300,362	14,300,235
Watsco Inc.	402,622	21,705,352

		72,934,919
DIVERSIFIED FINANCIAL SERVICES – 2.35%
Financial Federal Corp.	327,418	8,080,676
Greenhill & Co. Inc.(b)	258,968	23,198,353
Investment Technology Group Inc.(a)	551,753	15,404,944
LaBranche & Co. Inc.(a)	668,136	2,271,662
National Financial Partners Corp.(a)	531,252	4,632,517
optionsXpress Holdings Inc.	539,637	9,324,927

Piper Jaffray Companies(a)	206,065	9,833,422
Portfolio Recovery Associates Inc.(a)	194,826	8,831,463
Stifel Financial Corp.(a)	379,273	20,822,088
SWS Group Inc.	308,336	4,440,038
TradeStation Group Inc.(a)	418,297	3,409,121
World Acceptance Corp.(a)(b)	205,811	5,188,495

		115,437,706
ELECTRIC – 1.47%
ALLETE Inc.	366,597	12,306,661
Avista Corp.	692,415	14,000,631
Central Vermont Public Service Corp.	148,179	2,859,855
CH Energy Group Inc.	199,798	8,853,049
El Paso Electric Co.(a)	569,156	10,056,986
UIL Holdings Corp.	378,771	9,995,767
UniSource Energy Corp.	452,694	13,920,340

		71,993,289
ELECTRICAL COMPONENTS & EQUIPMENT – 0.86%
Advanced Energy Industries Inc.(a)	420,513	5,988,105
Belden Inc.	590,026	13,629,601
C&D Technologies Inc.(a)(b)	332,103	714,021
Encore Wire Corp.	237,407	5,303,672
Greatbatch Inc.(a)(b)	292,204	6,565,824
Littelfuse Inc.(a)	274,894	7,213,219
Magnetek Inc.(a)	404,067	630,345
Vicor Corp.(a)	249,642	1,927,236

		41,972,023
ELECTRONICS – 3.96%
American Science and Engineering Inc.	112,038	7,623,066
Analogic Corp.	161,277	5,970,475
Badger Meter Inc.	188,679	7,299,990
Bel Fuse Inc. Class B	146,151	2,781,254
Benchmark Electronics Inc.(a)	821,918	14,794,524
Brady Corp. Class A	661,673	19,003,249
Checkpoint Systems Inc.(a)	492,027	8,088,924
CTS Corp.	429,312	3,992,602
Cubic Corp.	196,151	7,742,080
Cymer Inc.(a)(b)	376,598	14,634,598
Daktronics Inc.(b)	433,433	3,714,521
Dionex Corp.(a)	224,130	14,561,726
Electro Scientific Industries Inc.(a)	346,363	4,637,801
FARO Technologies Inc.(a)	204,545	3,514,083
FEI Co.(a)	475,591	11,723,318
II-VI Inc.(a)	313,112	7,965,569
Keithley Instruments Inc.	170,282	943,362
LoJack Corp.(a)	232,375	1,182,789
Methode Electronics Inc.	470,923	4,082,902
Park Electrochemical Corp.	258,702	6,377,004
Plexus Corp.(a)	499,783	13,164,284
Rogers Corp.(a)	197,510	5,919,375
Sonic Solutions Inc.(a)(b)	339,287	2,011,972
Technitrol Inc.	519,985	4,789,062
TTM Technologies Inc.(a)	543,105	6,229,414
Watts Water Technologies Inc. Class A	370,791	11,216,428

		193,964,372
ENERGY - ALTERNATE SOURCES – 0.05%
Headwaters Inc.(a)	642,855	2,487,849

		2,487,849

ENGINEERING & CONSTRUCTION – 0.73%
EMCOR Group Inc.(a)	833,312	21,099,460
Insituform Technologies Inc. Class A(a)	491,347	9,404,382
Stanley Inc.(a)	202,504	5,208,403

		35,712,245
ENTERTAINMENT – 0.29%
Pinnacle Entertainment Inc.(a)	759,924	7,743,626
Shuffle Master Inc.(a)	675,210	6,360,478

		14,104,104
ENVIRONMENTAL CONTROL – 0.78%
Calgon Carbon Corp.(a)	692,928	10,276,122
Darling International Inc.(a)	1,040,105	7,644,772
Tetra Tech Inc.(a)	766,045	20,323,174

		38,244,068
FOOD – 1.76%
Cal-Maine Foods Inc.(b)	158,294	4,237,530
Diamond Foods Inc.	208,374	6,609,623
Great Atlantic & Pacific Tea Co. Inc. (The)(a)(b)	366,252	3,263,305
Hain Celestial Group Inc.(a)	515,133	9,875,100
J&J Snack Foods Corp.	179,649	7,759,040
Lance Inc.	404,753	10,450,722
Nash-Finch Co.	161,344	4,411,145
Sanderson Farms Inc.	221,244	8,327,624
Spartan Stores Inc.	285,085	4,028,251
TreeHouse Foods Inc.(a)	402,704	14,364,452
United Natural Foods Inc.(a)	544,349	13,020,828

		86,347,620
FOREST PRODUCTS & PAPER – 1.21%
Buckeye Technologies Inc.(a)	487,352	5,229,287
Clearwater Paper Corp.(a)	144,174	5,958,711
Deltic Timber Corp.	135,354	6,195,153
Neenah Paper Inc.	185,089	2,178,498
Rock-Tenn Co. Class A	488,172	22,997,783
Schweitzer-Mauduit International Inc.	193,888	10,539,752
Wausau Paper Corp.	618,380	6,183,800

		59,282,984
GAS – 2.55%
Atmos Energy Corp.	1,167,814	32,908,998
Laclede Group Inc. (The)	280,502	9,020,944
New Jersey Resources Corp.	532,008	19,317,211
Northwest Natural Gas Co.	335,660	13,983,596
Piedmont Natural Gas Co.	924,818	22,140,143
South Jersey Industries Inc.	377,180	13,314,454
Southwest Gas Corp.	567,485	14,516,266

		125,201,612
HAND & MACHINE TOOLS – 0.72%
Baldor Electric Co.	530,703	14,509,420
Regal Beloit Corp.	453,096	20,711,018

		35,220,438
HEALTH CARE - PRODUCTS – 3.82%
Abaxis Inc.(a)	277,608	7,426,014

Align Technology Inc.(a)	842,764	11,984,104
American Medical Systems Holdings Inc.(a)	940,590	15,914,783
CONMED Corp.(a)	367,874	7,052,145
Cooper Companies Inc. (The)	572,070	17,007,641
Cyberonics Inc.(a)	300,024	4,782,383
Haemonetics Corp.(a)	325,272	18,254,265
Hanger Orthopedic Group Inc.(a)	399,009	5,534,255
ICU Medical Inc.(a)	161,352	5,947,435
Invacare Corp.	406,587	9,058,758
Kensey Nash Corp.(a)	142,421	4,123,088
LCA-Vision Inc.(a)	236,744	1,659,575
Meridian Bioscience Inc.	512,996	12,830,030
Merit Medical Systems Inc.(a)	352,466	6,108,236
Natus Medical Inc.(a)	359,739	5,550,773
Osteotech Inc.(a)	226,767	1,009,113
Palomar Medical Technologies Inc.(a)	225,254	3,651,367
PSS World Medical Inc.(a)	753,314	16,444,845
SurModics Inc.(a)(b)	219,856	5,408,458
Symmetry Medical Inc.(a)	450,247	4,669,061
West Pharmaceutical Services Inc.	416,439	16,911,588
Zoll Medical Corp.(a)	265,624	5,716,228

		187,044,145
HEALTH CARE - SERVICES – 3.30%
Air Methods Corp.(a)	137,568	4,480,590
Almost Family Inc.(a)	90,806	2,701,478
Amedisys Inc.(a)(b)	351,587	15,339,741
AMERIGROUP Corp.(a)	664,627	14,734,781
AmSurg Corp.(a)	387,953	8,236,242
Bio-Reference Laboratories Inc.(a)	149,837	5,154,393
Centene Corp.(a)	544,099	10,305,235
Genoptix Inc.(a)	214,979	7,476,970
Gentiva Health Services Inc.(a)(b)	367,727	9,196,852
Healthways Inc.(a)	425,064	6,511,980
IPC The Hospitalist Co. Inc.(a)	170,480	5,361,596
LHC Group Inc.(a)	191,564	5,733,511
Magellan Health Services Inc.(a)	446,513	13,868,694
MedCath Corp.(a)	225,369	1,976,486
MEDNAX Inc.(a)	587,070	32,241,884
Molina Healthcare Inc.(a)	168,469	3,485,624
Odyssey Healthcare Inc.(a)	414,364	5,179,550
RehabCare Group Inc.(a)	234,095	5,077,521
Res-Care Inc.(a)	322,396	4,581,247

		161,644,375
HOME BUILDERS – 0.47%
M/I Homes Inc.(a)	233,920	3,178,973
Meritage Homes Corp.(a)	400,499	8,130,130
Skyline Corp.	86,777	1,957,689
Standard-Pacific Corp.(a)	1,183,165	4,365,879
Winnebago Industries Inc.(a)(b)	365,351	5,374,313

		23,006,984
HOME FURNISHINGS – 0.45%
Audiovox Corp. Class A(a)	236,331	1,618,867
DTS Inc.(a)	221,069	6,052,869
Ethan Allen Interiors Inc.(b)	329,046	5,429,259
La-Z-Boy Inc.	653,380	5,651,737
Universal Electronics Inc.(a)	173,093	3,534,559

		22,287,291

HOUSEHOLD PRODUCTS & WARES – 0.51%
Central Garden & Pet Co. Class A(a)	882,658	9,647,452
Helen of Troy Ltd.(a)	381,238	7,407,454
Kid Brands Inc.(a)	214,241	1,328,294
Standard Register Co. (The)	162,032	952,748
WD-40 Co.	207,819	5,902,060

		25,238,008
HOUSEWARES – 0.46%
National Presto Industries Inc.	60,903	5,268,719
Toro Co. (The)	433,343	17,234,051

		22,502,770
INSURANCE – 2.84%
American Physicians Capital Inc.	121,302	3,494,711
Amerisafe Inc.(a)	238,625	4,116,281
Delphi Financial Group Inc. Class A	593,902	13,440,002
eHealth Inc.(a)	311,324	4,520,424
Employers Holdings Inc.	573,381	8,875,938
Infinity Property and Casualty Corp.	172,065	7,309,321
Navigators Group Inc. (The)(a)	169,422	9,318,210
Presidential Life Corp.	263,632	2,731,228
ProAssurance Corp.(a)	413,669	21,589,385
RLI Corp.	224,396	11,843,621
Safety Insurance Group Inc.	194,030	6,387,468
Selective Insurance Group Inc.	670,910	10,553,414
Stewart Information Services Corp.	230,947	2,856,814
Tower Group Inc.	512,354	12,496,314
United Fire & Casualty Co.	281,133	5,032,281
Zenith National Insurance Corp.	476,588	14,726,569

		139,291,981
INTERNET – 2.19%
Blue Coat Systems Inc.(a)	505,455	11,418,228
Blue Nile Inc.(a)(b)	183,900	11,423,868
comScore Inc.(a)	303,316	5,462,721
CyberSource Corp.(a)	878,856	14,650,530
DealerTrack Holdings Inc.(a)	510,078	9,645,575
eResearchTechnology Inc.(a)	534,591	3,742,137
InfoSpace Inc.(a)	447,052	3,460,182
j2 Global Communications Inc.(a)(b)	570,454	13,126,147
Knot Inc. (The)(a)	380,674	4,156,960
NutriSystem Inc.(b)	391,112	5,968,369
PCTEL Inc.(a)	237,957	1,487,231
Perficient Inc.(a)	399,177	3,301,194
Stamps.com Inc.(a)	151,650	1,402,762
United Online Inc.	1,060,847	8,529,210
Websense Inc.(a)	559,287	9,396,022

		107,171,136
IRON & STEEL – 0.17%
Gibraltar Industries Inc.	379,448	5,035,275
Olympic Steel Inc.	114,503	3,285,091

		8,320,366
LEISURE TIME – 0.81%
Arctic Cat Inc.	151,925	1,072,590
Brunswick Corp.	1,117,282	13,385,038
Interval Leisure Group Inc.(a)	496,589	6,197,431

Multimedia Games Inc.(a)	335,562	1,718,077
Nautilus Inc.(a)	283,189	481,421
Polaris Industries Inc.(b)	413,271	16,853,191

		39,707,748
LODGING – 0.10%
Marcus Corp.	265,757	3,399,032
Monarch Casino & Resort Inc.(a)	143,986	1,549,289

		4,948,321
MACHINERY – 2.04%
Albany International Corp. Class A	346,730	6,726,562
Applied Industrial Technologies Inc.	470,614	9,958,192
Astec Industries Inc.(a)	249,839	6,363,399
Briggs & Stratton Corp.	632,994	12,286,414
Cascade Corp.	114,292	3,056,168
Cognex Corp.	501,858	8,220,434
Gardner Denver Inc.(a)	657,803	22,944,169
Gerber Scientific Inc.(a)	308,242	1,843,287
Intermec Inc.(a)	628,298	8,859,002
Intevac Inc.(a)	278,359	3,741,145
Lindsay Corp.(b)	155,171	6,110,634
Robbins & Myers Inc.	415,589	9,758,030

		99,867,436
MANUFACTURING – 2.52%
A.O. Smith Corp.	286,259	10,906,468
Actuant Corp. Class A	856,521	13,755,727
Acuity Brands Inc.	545,562	17,572,552
AZZ Inc.(a)	156,114	6,271,099
Barnes Group Inc.	531,106	9,076,602
Ceradyne Inc.(a)	326,123	5,977,835
CLARCOR Inc.	644,968	20,226,196
EnPro Industries Inc.(a)	255,614	5,843,336
ESCO Technologies Inc.(a)	332,898	13,116,181
Griffon Corp.(a)	556,871	5,607,691
Lydall Inc.(a)	213,031	1,120,543
Myers Industries Inc.	353,732	3,809,694
Standex International Corp.	155,639	3,086,321
Sturm, Ruger & Co. Inc.(b)	242,045	3,132,062
Tredegar Corp.	273,027	3,958,891

		123,461,198
MEDIA – 0.06%
E.W. Scripps Co. (The) Class A(a)	365,158	2,738,685

		2,738,685
METAL FABRICATE & HARDWARE – 0.69%
A.M. Castle & Co.	212,300	2,110,262
CIRCOR International Inc.	213,792	6,041,762
Kaydon Corp.	420,661	13,637,830
Lawson Products Inc.	51,632	898,913
Mueller Industries Inc.	472,168	11,270,650

		33,959,417
MINING – 0.57%
AMCOL International Corp.	312,820	7,160,450
Brush Engineered Materials Inc.(a)	254,435	6,223,480
Century Aluminum Co.(a)	583,318	5,454,023
RTI International Metals Inc.(a)	368,565	9,180,954

		28,018,907

MISCELLANEOUS - MANUFACTURING – 0.13%
John Bean Technologies Corp.	347,513	6,314,311

		6,314,311
OFFICE FURNISHINGS – 0.12%
Interface Inc. Class A	713,475	5,921,842

		5,921,842
OIL & GAS – 2.35%
Atwood Oceanics Inc.(a)	714,733	25,208,633
Holly Corp.	521,576	13,362,777
Penn Virginia Corp.	574,592	13,163,903
Petroleum Development Corp.(a)	241,339	4,503,386
PetroQuest Energy Inc.(a)	665,209	4,317,206
Pioneer Drilling Co.(a)	636,847	4,674,457
Seahawk Drilling Inc.(a)	147,720	4,592,615
St. Mary Land & Exploration Co.	790,765	25,668,232
Stone Energy Corp.(a)(b)	527,722	8,607,146
Swift Energy Co.(a)	472,795	11,195,786

		115,294,141
OIL & GAS SERVICES – 2.63%
Basic Energy Services Inc.(a)	289,512	2,457,957
CARBO Ceramics Inc.	242,165	12,483,606
Dril-Quip Inc.(a)	375,597	18,644,635
Gulf Island Fabrication Inc.	181,628	3,403,709
Hornbeck Offshore Services Inc.(a)	290,461	8,005,105
ION Geophysical Corp.(a)	1,488,647	5,240,037
Lufkin Industries Inc.	188,064	10,001,244
Matrix Service Co.(a)	333,083	3,620,612
NATCO Group Inc. Class A(a)	252,032	11,159,977
Oil States International Inc.(a)	628,092	22,064,872
SEACOR Holdings Inc.(a)(b)	255,540	20,859,730
Superior Well Services Inc.(a)	182,087	1,762,602
Tetra Technologies Inc.(a)	953,286	9,237,341

		128,941,427
PHARMACEUTICALS – 1.65%
Catalyst Health Solutions Inc.(a)	484,304	14,117,462
Cubist Pharmaceuticals Inc.(a)	731,365	14,773,573
Mannatech Inc.	197,542	756,586
Neogen Corp.(a)	187,131	6,042,460
Par Pharmaceutical Companies Inc.(a)	440,002	9,464,443
PetMed Express Inc.	289,455	5,456,227
PharMerica Corp.(a)	386,290	7,173,405
Salix Pharmaceuticals Ltd.(a)	618,320	13,145,483
Theragenics Corp.(a)	424,835	679,736
ViroPharma Inc.(a)	979,904	9,426,676

		81,036,051
REAL ESTATE – 0.16%
Forestar Group Inc.(a)	453,634	7,793,432

		7,793,432
REAL ESTATE INVESTMENT TRUSTS – 6.67%
Acadia Realty Trust	501,946	7,564,326
BioMed Realty Trust Inc.	1,242,443	17,145,713
Cedar Shopping Centers Inc.	572,228	3,690,871

Colonial Properties Trust	631,769	6,147,112
DiamondRock Hospitality Co.(a)	1,367,903	11,080,014
EastGroup Properties Inc.	328,381	12,550,722
Entertainment Properties Trust(b)	442,312	15,100,532
Extra Space Storage Inc.	1,094,253	11,544,369
Franklin Street Properties Corp.	843,795	11,053,714
Healthcare Realty Trust Inc.	751,555	15,880,357
Home Properties Inc.(b)	418,349	18,026,658
Inland Real Estate Corp.	895,736	7,846,647
Kilroy Realty Corp.(b)	546,358	15,155,971
Kite Realty Group Trust	801,123	3,340,683
LaSalle Hotel Properties	804,269	15,811,929
Lexington Realty Trust	1,204,701	6,143,975
LTC Properties Inc.	293,270	7,050,211
Medical Properties Trust Inc.	1,014,210	7,920,980
Mid-America Apartment Communities Inc.	357,367	16,127,973
National Retail Properties Inc.	1,021,000	21,920,870
Parkway Properties Inc.	273,311	5,384,227
Pennsylvania Real Estate Investment Trust(b)	489,604	3,725,886
Post Properties Inc.	606,126	10,910,268
PS Business Parks Inc.	227,662	11,683,614
Senior Housing Properties Trust	1,606,805	30,706,044
Sovran Self Storage Inc.	340,760	10,369,327
Tanger Factory Outlet Centers Inc.	509,849	19,037,762
Urstadt Biddle Properties Inc. Class A	272,084	3,969,706

		326,890,461
RETAIL – 8.07%
Big 5 Sporting Goods Corp.	272,437	4,113,799
Brown Shoe Co. Inc.	543,845	4,361,637
Buckle Inc. (The)(b)	321,538	10,977,307
Buffalo Wild Wings Inc.(a)(b)	228,083	9,490,534
Cabela’s Inc.(a)(b)	508,188	6,779,228
California Pizza Kitchen Inc.(a)	306,481	4,787,233
Casey’s General Stores Inc.	644,229	20,215,906
Cash America International Inc.	372,949	11,248,142
Cato Corp. (The) Class A	374,543	7,599,477
CEC Entertainment Inc.(a)	292,006	7,551,275
Children’s Place Retail Stores Inc. (The)(a)	345,671	10,356,303
Christopher & Banks Corp.	457,128	3,094,757
CKE Restaurants Inc.	690,432	7,242,632
Cracker Barrel Old Country Store Inc.	286,183	9,844,695
DineEquity Inc.(b)	192,053	4,753,312
Dress Barn Inc.(a)(b)	570,482	10,228,742
Finish Line Inc. (The) Class A	692,341	7,034,185
First Cash Financial Services Inc.(a)	334,206	5,724,949
Fred’s Inc. Class A	504,636	6,424,016
Genesco Inc.(a)	285,861	6,880,674
Group 1 Automotive Inc.(b)	305,053	8,190,673
Haverty Furniture Companies Inc.(a)(b)	237,146	2,800,694
Hibbett Sports Inc.(a)(b)	362,208	6,603,052
Hot Topic Inc.(a)	557,732	4,177,413
HSN Inc.(a)	499,089	8,125,169
Insight Enterprises Inc.(a)	580,034	7,082,215
Jack in the Box Inc.(a)	724,529	14,845,599
Jo-Ann Stores Inc.(a)	335,442	8,999,909
Jos. A. Bank Clothiers Inc.(a)(b)	231,494	10,363,986
Landry’s Restaurants Inc.(a)	103,476	1,086,498
Lithia Motors Inc. Class A(b)	218,810	3,411,248
MarineMax Inc.(a)(b)	263,592	2,058,654

Men’s Wearhouse Inc. (The)	660,582	16,316,375
Movado Group Inc.	226,516	3,291,277
O’Charley’s Inc.(a)	238,264	2,232,534
OfficeMax Inc.(a)	965,754	12,149,185
P.F. Chang’s China Bistro Inc.(a)(b)	295,661	10,043,604
Papa John’s International Inc.(a)	276,656	6,797,438
Pep Boys - Manny, Moe & Jack (The)	586,434	5,729,460
Red Robin Gourmet Burgers Inc.(a)(b)	197,654	4,036,095
Ruby Tuesday Inc.(a)	819,882	6,903,406
Ruth’s Hospitality Group Inc.(a)	258,149	1,089,389
School Specialty Inc.(a)(b)	203,168	4,819,145
Sonic Automotive Inc.(b)	482,747	5,068,843
Sonic Corp.(a)	770,878	8,525,911
Stage Stores Inc.	479,778	6,217,923
Steak n Shake Co. (The)(a)	311,408	3,665,272
Stein Mart Inc.(a)	329,653	4,189,890
Texas Roadhouse Inc.(a)(b)	649,374	6,896,352
Tractor Supply Co.(a)(b)	455,972	22,078,164
Tuesday Morning Corp.(a)	398,803	1,659,020
Tween Brands Inc.(a)	316,605	2,656,316
World Fuel Services Corp.	375,215	18,036,585
Zale Corp.(a)(b)	301,766	2,157,627
Zumiez Inc.(a)(b)	262,915	4,314,435

		395,328,159
SAVINGS & LOANS – 0.22%
Brookline Bancorp Inc.	746,613	7,257,078
Dime Community Bancshares Inc.	323,625	3,699,034

		10,956,112
SEMICONDUCTORS – 4.55%
Actel Corp.(a)	330,656	4,024,084
ATMI Inc.(a)	396,847	7,202,773
Brooks Automation Inc.(a)	814,349	6,294,918
Cabot Microelectronics Corp.(a)	296,513	10,336,443
Cohu Inc.	296,358	4,018,614
Cypress Semiconductor Corp.(a)	1,959,157	20,238,092
Diodes Inc.(a)	429,135	7,763,052
DSP Group Inc.(a)	289,634	2,357,621
Exar Corp.(a)	551,278	4,051,893
Hittite Microwave Corp.(a)	269,834	9,924,495
Kopin Corp.(a)	836,707	4,016,194
Kulicke and Soffa Industries Inc.(a)	877,528	5,291,494
Micrel Inc.	543,433	4,428,979
Microsemi Corp.(a)	1,030,170	16,266,384
MKS Instruments Inc.(a)	626,058	12,076,659
Pericom Semiconductor Corp.(a)	320,641	3,145,488
Rudolph Technologies Inc.(a)	390,757	2,891,602
Skyworks Solutions Inc.(a)	2,166,201	28,680,501
Standard Microsystems Corp.(a)	279,064	6,477,075
Supertex Inc.(a)	161,970	4,859,100
TriQuint Semiconductor Inc.(a)	1,905,917	14,713,679
Ultratech Inc.(a)	299,552	3,963,073
Varian Semiconductor Equipment Associates Inc.(a)	927,925	30,473,057
Veeco Instruments Inc.(a)	412,029	9,608,516

		223,103,786
SOFTWARE – 3.94%
Avid Technology Inc.(a)	360,874	5,084,715

Blackbaud Inc.	555,030	12,876,696
CommVault Systems Inc.(a)	528,756	10,971,687
Computer Programs and Systems Inc.	122,794	5,084,900
Concur Technologies Inc.(a)(b)	535,366	21,286,152
CSG Systems International Inc.(a)	442,665	7,087,067
Digi International Inc.(a)	311,970	2,657,984
Ebix Inc.(a)	116,424	6,445,233
Eclipsys Corp.(a)(b)	715,287	13,805,039
Epicor Software Corp.(a)	582,364	3,709,659
EPIQ Systems Inc.(a)	411,480	5,966,460
JDA Software Group Inc.(a)	355,115	7,791,223
Omnicell Inc.(a)	402,240	4,480,954
Phase Forward Inc.(a)	546,715	7,675,879
Phoenix Technologies Ltd.(a)	441,903	1,612,946
Progress Software Corp.(a)	507,555	11,496,121
Quality Systems Inc.(b)	238,535	14,686,600
Smith Micro Software Inc.(a)	366,380	4,528,457
SPSS Inc.(a)	231,970	11,586,901
SYNNEX Corp.(a)	255,312	7,781,910
Take-Two Interactive Software Inc.(a)	1,026,814	11,510,585
Taleo Corp. Class A(a)	399,612	9,047,216
THQ Inc.(a)	856,135	5,855,963

		193,030,347
STORAGE & WAREHOUSING – 0.16%
Mobile Mini Inc.(a)	448,787	7,790,942

		7,790,942
TELECOMMUNICATIONS – 2.94%
Adaptec Inc.(a)	1,522,356	5,084,669
Anixter International Inc.(a)	375,466	15,059,941
Applied Signal Technology Inc.	166,769	3,880,715
ARRIS Group Inc.(a)	1,582,059	20,582,588
Black Box Corp.	221,021	5,545,417
Cbeyond Inc.(a)(b)	326,423	5,265,203
Comtech Telecommunications Corp.(a)	356,335	11,837,449
EMS Technologies Inc.(a)	193,559	4,029,898
General Communication Inc. Class A(a)	547,266	3,754,245
Harmonic Inc.(a)	1,213,155	8,103,875
Iowa Telecommunications Services Inc.	411,424	5,183,942
NETGEAR Inc.(a)	435,952	7,999,719
Network Equipment Technologies Inc.(a)	373,917	2,703,420
Neutral Tandem Inc.(a)(b)	423,009	9,627,685
Newport Corp.(a)	458,788	4,018,983
Novatel Wireless Inc.(a)	389,207	4,421,392
Symmetricom Inc.(a)	553,036	2,864,726
Tekelec(a)	849,409	13,955,790
Tollgrade Communications Inc.(a)	162,733	1,054,510
Viasat Inc.(a)	351,854	9,352,279

		144,326,446
TEXTILES – 0.27%
G&K Services Inc. Class A	233,011	5,163,524
UniFirst Corp.	181,112	8,050,428

		13,213,952
TOYS, GAMES & HOBBIES – 0.18%
JAKKS Pacific Inc.(a)	351,215	5,029,399
RC2 Corp.(a)	264,219	3,765,121

		8,794,520

TRANSPORTATION – 1.48%
Arkansas Best Corp.	320,035	9,581,848
Bristow Group Inc.(a)	371,218	11,021,462
Forward Air Corp.	366,541	8,485,424
Heartland Express Inc.	665,678	9,585,763
Hub Group Inc. Class A(a)	478,762	10,939,712
Knight Transportation Inc.(b)	736,125	12,352,177
Old Dominion Freight Line Inc.(a)(b)	354,005	10,772,372

		72,738,758
WATER – 0.17%
American States Water Co.	234,076	8,468,870

		8,468,870

TOTAL COMMON STOCKS
(Cost: $6,108,774,350)		4,897,020,725

Security	Shares	Value
SHORT-TERM INVESTMENTS – 6.75%

MONEY MARKET FUNDS – 6.75%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.22%(c)(d)(e)	286,824,847	286,824,847
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.18%(c)(d)(e)	43,775,045	43,775,045

		330,599,892

TOTAL SHORT-TERM INVESTMENTS
(Cost: $330,599,892)		330,599,892

TOTAL INVESTMENTS IN SECURITIES – 106.65%
(Cost: $6,439,374,242)		5,227,620,617
Other Assets, Less Liabilities – (6.65)%		(325,883,513)

NET ASSETS – 100.00%		$4,901,737,104

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Affiliated issuer. See Note 2.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments (Unaudited)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

September 30, 2009

Security	Shares	Value
COMMON STOCKS – 99.93%

ADVERTISING – 0.29%
inVentiv Health Inc.(a)	255,319	$4,271,487

		4,271,487
AEROSPACE & DEFENSE – 3.20%
AAR Corp.(a)	295,426	6,481,646
AeroVironment Inc.(a)	112,593	3,162,737
Curtiss-Wright Corp.	346,243	11,817,274
Esterline Technologies Corp.(a)	106,316	4,168,650
Moog Inc. Class A(a)	171,440	5,057,480
Orbital Sciences Corp.(a)	429,530	6,430,064
Teledyne Technologies Inc.(a)	273,630	9,847,944

		46,965,795
AIRLINES – 0.48%
SkyWest Inc.	422,881	7,011,367

		7,011,367
APPAREL – 3.77%
Carter’s Inc.(a)	431,557	11,522,572
Crocs Inc.(a)(b)	652,167	4,336,911
Deckers Outdoor Corp.(a)	99,772	8,465,654
Gymboree Corp.(a)	226,942	10,979,454
Iconix Brand Group Inc.(a)	270,974	3,379,046
K-Swiss Inc. Class A	203,933	1,792,571
Maidenform Brands Inc.(a)	148,426	2,383,722
True Religion Apparel Inc.(a)(b)	192,361	4,987,921
Volcom Inc.(a)	125,781	2,072,871
Wolverine World Wide Inc.	221,127	5,492,795

		55,413,517
AUTO PARTS & EQUIPMENT – 0.08%
ATC Technology Corp.(a)	61,911	1,223,361

		1,223,361
BANKS – 4.00%
Bank of the Ozarks Inc.	98,669	2,617,689
Cascade Bancorp(b)	214,096	259,056
East West Bancorp Inc.	696,842	5,783,789
First BanCorp (Puerto Rico)	310,371	946,632
First Financial Bankshares Inc.	79,119	3,913,226
Glacier Bancorp Inc.	252,513	3,772,544
Hancock Holding Co.	95,002	3,569,225
Hanmi Financial Corp.(a)	155,046	254,275
Home Bancshares Inc.	90,457	1,982,817
Independent Bank Corp. (Massachusetts)	57,497	1,272,409
Nara Bancorp Inc.	167,514	1,164,222
NBT Bancorp Inc.	112,035	2,525,269
Pinnacle Financial Partners Inc.(a)	249,578	3,172,136
PrivateBancorp Inc.(b)	296,004	7,240,258
Prosperity Bancshares Inc.	175,113	6,092,181
S&T Bancorp Inc.	46,787	606,360

Signature Bank(a)	308,697	8,952,213
Simmons First National Corp. Class A	34,580	996,250
Tompkins Financial Corp.	10,929	477,597
UCBH Holdings Inc.(b)	489,209	391,367
United Community Banks Inc.(a)(b)	335,637	1,678,185
Wilshire Bancorp Inc.	148,264	1,088,258

		58,755,958
BEVERAGES – 1.61%
Boston Beer Co. Inc. Class A(a)	76,355	2,831,243
Green Mountain Coffee Roasters Inc.(a)(b)	264,234	19,511,039
Peet’s Coffee & Tea Inc.(a)	46,241	1,305,383

		23,647,665
BIOTECHNOLOGY – 1.31%
ArQule Inc.(a)	64,250	291,695
Cambrex Corp.(a)	143,935	906,791
CryoLife Inc.(a)	57,818	460,809
Enzo Biochem Inc.(a)	69,370	491,140
Integra LifeSciences Holdings Corp.(a)	155,611	5,314,116
Martek Biosciences Corp.(a)	252,752	5,709,668
Regeneron Pharmaceuticals Inc.(a)	197,420	3,810,206
Savient Pharmaceuticals Inc.(a)	149,775	2,276,580

		19,261,005
BUILDING MATERIALS – 1.48%
AAON Inc.	57,018	1,144,921
Comfort Systems USA Inc.	61,202	709,331
Drew Industries Inc.(a)	141,054	3,059,461
Eagle Materials Inc.	331,284	9,468,097
Simpson Manufacturing Co. Inc.(b)	290,685	7,342,703

		21,724,513
CHEMICALS – 0.82%
American Vanguard Corp.	120,054	997,649
Balchem Corp.	141,125	3,711,588
NewMarket Corp.	63,201	5,880,221
Zep Inc.	85,461	1,388,741

		11,978,199
COMMERCIAL SERVICES – 6.10%
American Public Education Inc.(a)	100,903	3,505,370
AMN Healthcare Services Inc.(a)	163,364	1,553,592
Arbitron Inc.	90,502	1,878,822
Capella Education Co.(a)	110,585	7,446,794
Chemed Corp.	171,086	7,508,965
Coinstar Inc.(a)	231,958	7,649,975
CorVel Corp.(a)	33,423	949,213
Exponent Inc.(a)	51,675	1,455,685
Forrester Research Inc.(a)	68,167	1,815,969
GEO Group Inc. (The)(a)	390,119	7,868,700
Healthcare Services Group Inc.	155,234	2,850,096
HealthSpring Inc.(a)	204,531	2,505,505
Heartland Payment Systems Inc.	284,189	4,123,582
Heidrick & Struggles International Inc.	89,173	2,074,164
HMS Holdings Corp.(a)	99,534	3,805,185
Kendle International Inc.(a)	69,851	1,167,909
Landauer Inc.	49,036	2,695,999
PAREXEL International Corp.(a)	184,363	2,505,493
Pre-Paid Legal Services Inc.(a)	55,802	2,834,742
TeleTech Holdings Inc.(a)	245,201	4,183,129
Ticketmaster Entertainment Inc.(a)	163,788	1,914,682
TrueBlue Inc.(a)	186,290	2,621,100
Universal Technical Institute Inc.(a)	153,107	3,016,208

Viad Corp.	156,464	3,115,198
Wright Express Corp.(a)	289,895	8,554,801

		89,600,878
COMPUTERS – 2.75%
CACI International Inc. Class A(a)	228,105	10,782,523
Integral Systems Inc.(a)	131,904	910,138
Manhattan Associates Inc.(a)	95,763	1,934,413
MTS Systems Corp.	67,157	1,961,656
NetScout Systems Inc.(a)	167,539	2,263,452
Radiant Systems Inc.(a)	118,246	1,269,962
Sigma Designs Inc.(a)(b)	202,165	2,937,457
Stratasys Inc.(a)(b)	153,683	2,637,200
Sykes Enterprises Inc.(a)	266,586	5,550,321
Synaptics Inc.(a)(b)	258,075	6,503,490
Tyler Technologies Inc.(a)	212,358	3,629,198

		40,379,810
COSMETICS & PERSONAL CARE – 0.65%
Chattem Inc.(a)(b)	144,479	9,594,850

		9,594,850
DISTRIBUTION & WHOLESALE – 1.22%
MWI Veterinary Supply Inc.(a)	57,092	2,280,825
Pool Corp.	370,114	8,223,933
ScanSource Inc.(a)	129,254	3,660,473
United Stationers Inc.(a)	77,545	3,691,917

		17,857,148
DIVERSIFIED FINANCIAL SERVICES – 3.38%
Greenhill & Co. Inc.(b)	155,506	13,930,227
Investment Technology Group Inc.(a)	188,893	5,273,893
LaBranche & Co. Inc.(a)	141,726	481,868
optionsXpress Holdings Inc.	324,779	5,612,181
Portfolio Recovery Associates Inc.(a)	117,080	5,307,236
Stifel Financial Corp.(a)	227,796	12,506,000
SWS Group Inc.	99,430	1,431,792
TradeStation Group Inc.(a)	253,788	2,068,372
World Acceptance Corp.(a)(b)	123,349	3,109,628

		49,721,197
ELECTRIC – 0.17%
El Paso Electric Co.(a)	140,098	2,475,532

		2,475,532
ELECTRICAL COMPONENTS & EQUIPMENT – 0.50%
Encore Wire Corp.	143,345	3,202,327
Greatbatch Inc.(a)(b)	82,759	1,859,595
Littelfuse Inc.(a)	87,514	2,296,367

		7,358,289
ELECTRONICS – 5.00%
American Science and Engineering Inc.	67,335	4,581,473
Badger Meter Inc.	65,569	2,536,865
Bel Fuse Inc. Class B	87,399	1,663,203
Benchmark Electronics Inc.(a)	261,616	4,709,088
Brady Corp. Class A	246,572	7,081,548
Cubic Corp.	56,537	2,231,515
Cymer Inc.(a)	225,966	8,781,039
Daktronics Inc.	260,103	2,229,083
Dionex Corp.(a)	134,493	8,738,010
Electro Scientific Industries Inc.(a)	207,493	2,778,331
FARO Technologies Inc.(a)	122,174	2,098,949
FEI Co.(a)	99,871	2,461,820

II-VI Inc.(a)	188,167	4,786,968
LoJack Corp.(a)	88,899	452,496
Park Electrochemical Corp.	156,140	3,848,851
Plexus Corp.(a)	300,249	7,908,559
Rogers Corp.(a)	71,485	2,142,405
Sonic Solutions Inc.(a)	126,421	749,677
TTM Technologies Inc.(a)	327,865	3,760,612

		73,540,492
ENERGY - ALTERNATE SOURCES – 0.10%
Headwaters Inc.(a)	381,982	1,478,270

		1,478,270
ENGINEERING & CONSTRUCTION – 0.36%
Insituform Technologies Inc. Class A(a)	112,063	2,144,886
Stanley Inc.(a)	122,207	3,143,164

		5,288,050
ENTERTAINMENT – 0.43%
Pinnacle Entertainment Inc.(a)	241,869	2,464,645
Shuffle Master Inc.(a)	407,608	3,839,667

		6,304,312
ENVIRONMENTAL CONTROL – 0.73%
Calgon Carbon Corp.(a)	145,561	2,158,670
Darling International Inc.(a)	625,130	4,594,706
Tetra Tech Inc.(a)	151,915	4,030,305

		10,783,681
FOOD – 1.66%
Cal-Maine Foods Inc.(b)	50,667	1,356,356
Diamond Foods Inc.	125,298	3,974,453
Hain Celestial Group Inc.(a)	148,518	2,847,090
J&J Snack Foods Corp.	49,621	2,143,131
Sanderson Farms Inc.	70,412	2,650,308
Spartan Stores Inc.	170,690	2,411,850
TreeHouse Foods Inc.(a)	118,523	4,227,715
United Natural Foods Inc.(a)	202,705	4,848,704

		24,459,607
FOREST PRODUCTS & PAPER – 0.39%
Clearwater Paper Corp.(a)	50,059	2,068,938
Deltic Timber Corp.	81,246	3,718,629

		5,787,567
GAS – 0.62%
Laclede Group Inc. (The)	92,653	2,979,720
Piedmont Natural Gas Co.	255,750	6,122,655

		9,102,375
HAND & MACHINE TOOLS – 0.48%
Regal Beloit Corp.	155,285	7,098,077

		7,098,077
HEALTH CARE - PRODUCTS – 4.57%
Abaxis Inc.(a)	167,228	4,473,349
Align Technology Inc.(a)	192,347	2,735,174
American Medical Systems Holdings Inc.(a)	276,762	4,682,813
CONMED Corp.(a)	88,283	1,692,385
Cooper Companies Inc. (The)	171,773	5,106,811
Cyberonics Inc.(a)	61,449	979,497
Haemonetics Corp.(a)	101,578	5,700,557
Hanger Orthopedic Group Inc.(a)	76,725	1,064,176
ICU Medical Inc.(a)	96,621	3,561,450

Kensey Nash Corp.(a)	43,013	1,245,226
LCA-Vision Inc.(a)	141,220	989,952
Meridian Bioscience Inc.	308,175	7,707,457
Merit Medical Systems Inc.(a)	116,801	2,024,161
Natus Medical Inc.(a)	215,295	3,322,002
Palomar Medical Technologies Inc.(a)	136,809	2,217,674
PSS World Medical Inc.(a)	239,776	5,234,310
SurModics Inc.(a)(b)	132,791	3,266,659
Symmetry Medical Inc.(a)	272,152	2,822,216
West Pharmaceutical Services Inc.	165,082	6,703,980
Zoll Medical Corp.(a)	73,612	1,584,130

		67,113,979
HEALTH CARE - SERVICES – 4.54%
Air Methods Corp.(a)	82,480	2,686,374
Almost Family Inc.(a)	36,956	1,099,441
Amedisys Inc.(a)(b)	211,041	9,207,719
AmSurg Corp.(a)	233,147	4,949,711
Bio-Reference Laboratories Inc.(a)	67,739	2,330,222
Genoptix Inc.(a)	70,922	2,466,667
Gentiva Health Services Inc.(a)	101,672	2,542,817
Healthways Inc.(a)	256,314	3,926,730
IPC The Hospitalist Co. Inc.(a)	51,093	1,606,875
LHC Group Inc.(a)	114,942	3,440,214
Magellan Health Services Inc.(a)	267,920	8,321,595
MEDNAX Inc.(a)	352,561	19,362,650
Molina Healthcare Inc.(a)	100,863	2,086,855
Odyssey Healthcare Inc.(a)	112,397	1,404,963
Res-Care Inc.(a)	95,304	1,354,270

		66,787,103
HOME BUILDERS – 0.46%
Meritage Homes Corp.(a)	240,351	4,879,125
Winnebago Industries Inc.(a)	123,518	1,816,950

		6,696,075
HOME FURNISHINGS – 0.17%
DTS Inc.(a)	43,958	1,203,570
Universal Electronics Inc.(a)	63,446	1,295,567

		2,499,137
HOUSEHOLD PRODUCTS & WARES – 0.20%
Helen of Troy Ltd.(a)	59,562	1,157,290
WD-40 Co.	63,927	1,815,527

		2,972,817
HOUSEWARES – 0.70%
Toro Co. (The)	260,037	10,341,672

		10,341,672
INSURANCE – 2.77%
American Physicians Capital Inc.	73,536	2,118,572
Amerisafe Inc.(a)	143,345	2,472,701
eHealth Inc.(a)	188,219	2,732,940
Employers Holdings Inc.	344,536	5,333,417
Infinity Property and Casualty Corp.	50,627	2,150,635
Navigators Group Inc. (The)(a)	48,838	2,686,090
ProAssurance Corp.(a)	144,240	7,527,886
RLI Corp.	78,162	4,125,390
Selective Insurance Group Inc.	201,437	3,168,604
Tower Group Inc.	135,015	3,293,016
Zenith National Insurance Corp.	164,324	5,077,612

		40,686,863

INTERNET – 3.73%
Blue Coat Systems Inc.(a)	124,520	2,812,907
Blue Nile Inc.(a)(b)	59,631	3,704,278
comScore Inc.(a)	87,246	1,571,300
CyberSource Corp.(a)	527,361	8,791,108
DealerTrack Holdings Inc.(a)	306,471	5,795,367
eResearchTechnology Inc.(a)	320,979	2,246,853
InfoSpace Inc.(a)	269,035	2,082,331
j2 Global Communications Inc.(a)	342,718	7,885,941
Knot Inc. (The)(a)	228,171	2,491,627
NutriSystem Inc.(b)	234,923	3,584,925
PCTEL Inc.(a)	53,618	335,113
Perficient Inc.(a)	238,302	1,970,758
Stamps.com Inc.(a)	90,536	837,458
United Online Inc.	637,479	5,125,331
Websense Inc.(a)	336,064	5,645,875

		54,881,172
IRON & STEEL – 0.09%
Olympic Steel Inc.	43,818	1,257,138

		1,257,138
LEISURE TIME – 0.56%
Interval Leisure Group Inc.(a)	152,640	1,904,947
Polaris Industries Inc.(b)	153,888	6,275,553

		8,180,500
LODGING – 0.06%
Monarch Casino & Resort Inc.(a)	85,407	918,979

		918,979
MACHINERY – 1.85%
Astec Industries Inc.(a)	150,701	3,838,354
Cascade Corp.	38,788	1,037,191
Cognex Corp.	144,635	2,369,121
Gardner Denver Inc.(a)	395,237	13,785,867
Intermec Inc.(a)	132,365	1,866,347
Intevac Inc.(a)	166,698	2,240,421
Lindsay Corp.(b)	51,417	2,024,801

		27,162,102
MANUFACTURING – 2.05%
Actuant Corp. Class A	514,813	8,267,897
Acuity Brands Inc.	170,363	5,487,392
AZZ Inc.(a)	49,673	1,995,364
Ceradyne Inc.(a)	195,314	3,580,106
CLARCOR Inc.	205,273	6,437,361
ESCO Technologies Inc.(a)	91,949	3,622,791
Sturm, Ruger & Co. Inc.(b)	50,811	657,494

		30,048,405
METAL FABRICATE & HARDWARE – 0.96%
A.M. Castle & Co.	126,882	1,261,206
CIRCOR International Inc.	51,494	1,455,220
Kaydon Corp.	144,001	4,668,512
Mueller Industries Inc.	283,654	6,770,821

		14,155,759
MINING – 0.63%
AMCOL International Corp.	122,039	2,793,473
Brush Engineered Materials Inc.(a)	153,516	3,755,001
RTI International Metals Inc.(a)	110,647	2,756,217

		9,304,691

OIL & GAS – 3.71%
Atwood Oceanics Inc.(a)	244,860	8,636,212
Holly Corp.	234,989	6,020,418
Penn Virginia Corp.	345,147	7,907,318
Petroleum Development Corp.(a)	145,951	2,723,446
PetroQuest Energy Inc.(a)	397,453	2,579,470
Pioneer Drilling Co.(a)	382,229	2,805,561
Seahawk Drilling Inc.(a)	54,200	1,685,078
St. Mary Land & Exploration Co.	475,072	15,420,837
Swift Energy Co.(a)	284,365	6,733,763

		54,512,103
OIL & GAS SERVICES – 4.99%
Basic Energy Services Inc.(a)	173,909	1,476,487
CARBO Ceramics Inc.	145,470	7,498,979
Dril-Quip Inc.(a)	225,413	11,189,501
Hornbeck Offshore Services Inc.(a)	174,536	4,810,212
ION Geophysical Corp.(a)	899,274	3,165,444
Lufkin Industries Inc.	113,010	6,009,872
NATCO Group Inc. Class A(a)	151,430	6,705,320
Oil States International Inc.(a)	377,386	13,257,570
SEACOR Holdings Inc.(a)(b)	153,556	12,534,776
Superior Well Services Inc.(a)	109,189	1,056,950
Tetra Technologies Inc.(a)	572,834	5,550,761

		73,255,872
PHARMACEUTICALS – 2.81%
Catalyst Health Solutions Inc.(a)	290,608	8,471,223
Cubist Pharmaceuticals Inc.(a)	438,866	8,865,093
Mannatech Inc.	119,624	458,160
Neogen Corp.(a)	65,163	2,104,113
Par Pharmaceutical Companies Inc.(a)	110,959	2,386,728
PetMed Express Inc.	173,519	3,270,833
PharMerica Corp.(a)	120,646	2,240,396
Salix Pharmaceuticals Ltd.(a)	371,251	7,892,796
ViroPharma Inc.(a)	588,832	5,664,564

		41,353,906
REAL ESTATE INVESTMENT TRUSTS – 0.53%
LaSalle Hotel Properties	265,748	5,224,606
Medical Properties Trust Inc.	334,999	2,616,342

		7,840,948
RETAIL – 7.45%
Buckle Inc. (The)(b)	94,703	3,233,160
Buffalo Wild Wings Inc.(a)(b)	56,141	2,336,027
California Pizza Kitchen Inc.(a)	89,898	1,404,207
Casey’s General Stores Inc.	224,410	7,041,986
Cash America International Inc.	129,901	3,917,814
CEC Entertainment Inc.(a)	175,507	4,538,611
Children’s Place Retail Stores Inc. (The)(a)	207,664	6,221,613
CKE Restaurants Inc.	240,519	2,523,044
Cracker Barrel Old Country Store Inc.	171,951	5,915,114
Dress Barn Inc.(a)(b)	342,779	6,146,027
First Cash Financial Services Inc.(a)	201,676	3,454,710
Genesco Inc.(a)	92,824	2,234,274
Hibbett Sports Inc.(a)(b)	217,752	3,969,619
Hot Topic Inc.(a)	208,094	1,558,624
HSN Inc.(a)	299,941	4,883,039
Jack in the Box Inc.(a)	278,489	5,706,240
Jos. A. Bank Clothiers Inc.(a)(b)	139,102	6,227,597
P.F. Chang’s China Bistro Inc.(a)(b)	177,653	6,034,872
Papa John’s International Inc.(a)	166,063	4,080,168
Ruth’s Hospitality Group Inc.(a)	153,860	649,289

Sonic Corp.(a)(b)	190,057	2,102,030
Texas Roadhouse Inc.(a)	194,456	2,065,123
Tractor Supply Co.(a)	273,867	13,260,640
World Fuel Services Corp.	153,246	7,366,535
Zumiez Inc.(a)	158,202	2,596,095

		109,466,458
SEMICONDUCTORS – 5.00%
Actel Corp.(a)	79,312	965,227
ATMI Inc.(a)	238,515	4,329,047
Brooks Automation Inc.(a)	234,360	1,811,603
Cabot Microelectronics Corp.(a)	92,596	3,227,897
Cohu Inc.	105,046	1,424,424
Diodes Inc.(a)	257,916	4,665,701
Exar Corp.(a)	138,890	1,020,842
Hittite Microwave Corp.(a)	162,098	5,961,964
Kopin Corp.(a)	169,772	814,906
Kulicke and Soffa Industries Inc.(a)	526,434	3,174,397
Micrel Inc.	326,719	2,662,760
Microsemi Corp.(a)	296,940	4,688,683
MKS Instruments Inc.(a)	376,113	7,255,220
Pericom Semiconductor Corp.(a)	191,939	1,882,922
Skyworks Solutions Inc.(a)	520,574	6,892,400
Standard Microsystems Corp.(a)	78,570	1,823,610
Supertex Inc.(a)	59,662	1,789,860
Ultratech Inc.(a)	59,343	785,108
Varian Semiconductor Equipment Associates Inc.(a)	557,383	18,304,458

		73,481,029
SOFTWARE – 4.91%
Blackbaud Inc.	333,060	7,726,992
CommVault Systems Inc.(a)	317,688	6,592,026
Computer Programs and Systems Inc.	57,834	2,394,906
Concur Technologies Inc.(a)(b)	321,718	12,791,508
CSG Systems International Inc.(a)	138,751	2,221,404
Digi International Inc.(a)	112,586	959,233
Ebix Inc.(a)	70,000	3,875,200
Eclipsys Corp.(a)	150,188	2,898,628
Epicor Software Corp.(a)	347,819	2,215,607
EPIQ Systems Inc.(a)	247,309	3,585,981
Omnicell Inc.(a)	131,955	1,469,979
Phase Forward Inc.(a)	114,795	1,611,722
Phoenix Technologies Ltd.(a)	67,637	246,875
Progress Software Corp.(a)	155,438	3,520,671
Quality Systems Inc.(b)	143,346	8,825,813
Smith Micro Software Inc.(a)	219,127	2,708,410
SPSS Inc.(a)	73,832	3,687,908
Take-Two Interactive Software Inc.(a)	221,989	2,488,497
Taleo Corp. Class A(a)	105,587	2,390,490

		72,211,850
STORAGE & WAREHOUSING – 0.18%
Mobile Mini Inc.(a)	148,239	2,573,429

		2,573,429
TELECOMMUNICATIONS – 2.98%
Anixter International Inc.(a)	128,526	5,155,178
Applied Signal Technology Inc.	61,168	1,423,379
ARRIS Group Inc.(a)	608,083	7,911,160
Cbeyond Inc.(a)	195,378	3,151,447
Comtech Telecommunications Corp.(a)	214,096	7,112,269
EMS Technologies Inc.(a)	36,090	751,394
General Communication Inc. Class A(a)	143,632	985,316
NETGEAR Inc.(a)	261,996	4,807,627

Neutral Tandem Inc.(a)	119,169	2,712,286
Symmetricom Inc.(a)	126,104	653,219
Tekelec(a)	203,978	3,351,359
Tollgrade Communications Inc.(a)	29,637	192,048
Viasat Inc.(a)	211,176	5,613,058

		43,819,740
TEXTILES – 0.14%
UniFirst Corp.	46,729	2,077,104

		2,077,104
TOYS, GAMES & HOBBIES – 0.19%
JAKKS Pacific Inc.(a)	118,658	1,699,183
RC2 Corp.(a)	76,020	1,083,285

		2,782,468
TRANSPORTATION – 2.12%
Bristow Group Inc.(a)	98,139	2,913,747
Forward Air Corp.	220,249	5,098,764
Heartland Express Inc.	399,959	5,759,410
Hub Group Inc. Class A(a)	152,377	3,481,814
Knight Transportation Inc.	441,956	7,416,022
Old Dominion Freight Line Inc.(a)	212,578	6,468,749

		31,138,506

TOTAL COMMON STOCKS
(Cost: $1,521,502,839)		1,468,602,807

Security	Shares	Value
SHORT-TERM INVESTMENTS – 6.76%

MONEY MARKET FUNDS – 6.76%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.22%(c)(d)(e)	86,112,415	86,112,415
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.18%(c)(d)(e)	13,142,428	13,142,428

		99,254,843

TOTAL SHORT-TERM INVESTMENTS
(Cost: $99,254,843)		99,254,843

TOTAL INVESTMENTS IN SECURITIES – 106.69%
(Cost: $1,620,757,682)		1,567,857,650
Other Assets, Less Liabilities – (6.69)%		(98,251,346)

NET ASSETS – 100.00%		$1,469,606,304

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Affiliated issuer. See Note 2.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments (Unaudited)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

September 30, 2009

Security	Shares	Value
COMMON STOCKS – 99.87%

AEROSPACE & DEFENSE – 1.51%
Esterline Technologies Corp.(a)	125,285	$4,912,425
GenCorp Inc.(a)	404,081	2,165,874
Kaman Corp.	203,889	4,481,480
Moog Inc. Class A(a)	179,234	5,287,403
Triumph Group Inc.	132,422	6,354,932

		23,202,114
AGRICULTURE – 0.54%
Alliance One International Inc.(a)(b)	708,038	3,172,010
Andersons Inc. (The)	145,381	5,117,411

		8,289,421
APPAREL – 1.43%
Iconix Brand Group Inc.(a)	283,181	3,531,267
Liz Claiborne Inc.(b)	755,209	3,723,180
Oxford Industries Inc.	110,293	2,172,772
Perry Ellis International Inc.(a)	80,915	1,297,877
Quiksilver Inc.(a)	1,017,115	2,797,066
SKECHERS U.S.A. Inc. Class A(a)	265,319	4,547,568
Wolverine World Wide Inc.	160,512	3,987,118

		22,056,848
AUTO PARTS & EQUIPMENT – 0.50%
ATC Technology Corp.(a)	93,123	1,840,110
Spartan Motors Inc.	261,803	1,345,667
Standard Motor Products Inc.	125,976	1,914,835
Superior Industries International Inc.	184,534	2,620,383

		7,720,995
BANKS – 8.06%
Bank Mutual Corp.	369,879	3,269,730
Boston Private Financial Holdings Inc.	514,820	3,351,478
Central Pacific Financial Corp.(b)	227,759	573,953
Columbia Banking System Inc.	223,211	3,694,142
Community Bank System Inc.	260,101	4,752,045
First BanCorp (Puerto Rico)	276,940	844,667
First Commonwealth Financial Corp.	601,159	3,414,583
First Financial Bancorp	351,317	4,233,370
First Financial Bankshares Inc.	82,670	4,088,858
First Midwest Bancorp Inc.	390,548	4,401,476
Frontier Financial Corp.(b)	373,004	406,574
Glacier Bancorp Inc.	224,728	3,357,436
Hancock Holding Co.	95,480	3,587,184
Hanmi Financial Corp.(a)(b)	201,649	330,704
Home Bancshares Inc.	55,641	1,219,651
Independent Bank Corp. (Massachusetts)	106,476	2,356,314
Independent Bank Corp. (Michigan)	159,125	302,338
National Penn Bancshares Inc.	971,675	5,936,934
NBT Bancorp Inc.	155,238	3,499,065

Old National Bancorp	670,864	7,513,677
Prosperity Bancshares Inc.	183,270	6,375,963
S&T Bancorp Inc.(b)	141,599	1,835,123
Simmons First National Corp. Class A	64,204	1,849,717
South Financial Group Inc. (The)	1,354,169	1,990,628
Sterling Bancorp	143,746	1,037,846
Sterling Bancshares Inc.	645,778	4,720,637
Sterling Financial Corp.(a)(b)	415,749	831,498
Susquehanna Bancshares Inc.	685,683	4,038,673
Tompkins Financial Corp.	43,966	1,921,314
TrustCo Bank Corp. NY	607,862	3,799,137
UCBH Holdings Inc.(b)	452,177	361,742
UMB Financial Corp.	238,800	9,657,072
Umpqua Holdings Corp.	661,992	7,017,115
United Bancshares Inc.(b)	303,535	5,946,251
United Community Banks Inc.(a)(b)	264,578	1,322,890
Whitney Holding Corp.	537,760	5,130,230
Wintrust Financial Corp.	191,157	5,344,750

		124,314,765
BEVERAGES – 0.10%
Peet’s Coffee & Tea Inc.(a)	54,666	1,543,221

		1,543,221
BIOTECHNOLOGY – 0.95%
ArQule Inc.(a)	156,195	709,125
Cambrex Corp.(a)	81,459	513,192
CryoLife Inc.(a)	164,640	1,312,181
Enzo Biochem Inc.(a)	190,676	1,349,986
Regeneron Pharmaceuticals Inc.(a)	296,932	5,730,788
Savient Pharmaceuticals Inc.(a)(b)	332,876	5,059,715

		14,674,987
BUILDING MATERIALS – 1.75%
AAON Inc.	39,742	798,019
Apogee Enterprises Inc.	216,518	3,252,100
Comfort Systems USA Inc.	239,965	2,781,194
NCI Building Systems Inc.(a)(b)	158,409	506,909
Quanex Building Products Corp.	299,064	4,294,559
Texas Industries Inc.(b)	220,247	9,248,172
Universal Forest Products Inc.	153,423	6,054,072

		26,935,025
CHEMICALS – 2.64%
A. Schulman Inc.	207,061	4,126,726
American Vanguard Corp.	37,687	313,179
Arch Chemicals Inc.	198,968	5,967,050
H.B. Fuller Co.	386,166	8,070,869
NewMarket Corp.	27,002	2,512,266
OM Group Inc.(a)	244,087	7,417,804
Penford Corp.	89,855	644,260
PolyOne Corp.(a)	734,469	4,898,908
Quaker Chemical Corp.	87,852	1,926,594
Stepan Co.	59,308	3,563,225
Zep Inc.	82,231	1,336,254

		40,777,135
COMMERCIAL SERVICES – 5.10%
ABM Industries Inc.	368,831	7,760,204
Administaff Inc.	176,463	4,635,683
American Public Education Inc.(a)	39,045	1,356,423
AMN Healthcare Services Inc.(a)	88,002	836,899
Arbitron Inc.	115,962	2,407,371

Bowne & Co. Inc.	304,393	2,343,826
CDI Corp.	100,904	1,417,701
Consolidated Graphics Inc.(a)	88,632	2,211,368
CorVel Corp.(a)	25,315	718,946
Cross Country Healthcare Inc.(a)	245,013	2,281,071
Exponent Inc.(a)	54,151	1,525,434
Forrester Research Inc.(a)	47,563	1,267,078
Healthcare Services Group Inc.	182,974	3,359,403
HealthSpring Inc.(a)	175,169	2,145,820
Heidrick & Struggles International Inc.	41,887	974,292
Hillenbrand Inc.	491,247	10,006,701
HMS Holdings Corp.(a)	103,944	3,973,779
Kendle International Inc.(a)	44,912	750,929
Landauer Inc.	23,030	1,266,189
Live Nation Inc.(a)	664,298	5,440,601
MAXIMUS Inc.	139,191	6,486,301
Midas Inc.(a)	113,200	1,064,080
On Assignment Inc.(a)	288,104	1,685,408
PAREXEL International Corp.(a)	266,455	3,621,123
Rewards Network Inc.(a)(b)	69,184	950,588
Spherion Corp.(a)	405,506	2,518,192
StarTek Inc.(a)	94,484	820,121
Ticketmaster Entertainment Inc.(a)	129,322	1,511,774
TrueBlue Inc.(a)	153,155	2,154,891
Volt Information Sciences Inc.(a)	95,997	1,173,083

		78,665,279
COMPUTERS – 0.89%
Agilysys Inc.	159,092	1,048,416
CIBER Inc.(a)	552,215	2,208,860
Hutchinson Technology Inc.(a)	185,504	1,317,078
Manhattan Associates Inc.(a)	78,712	1,589,982
Mercury Computer Systems Inc.(a)	180,082	1,775,609
MTS Systems Corp.	62,332	1,820,718
NetScout Systems Inc.(a)	94,285	1,273,790
Radiant Systems Inc.(a)	93,307	1,002,117
RadiSys Corp.(a)	187,109	1,625,977

		13,662,547
DISTRIBUTION & WHOLESALE – 1.76%
Brightpoint Inc.(a)	547,266	4,788,577
MWI Veterinary Supply Inc.(a)	36,596	1,462,010
ScanSource Inc.(a)	76,068	2,154,246
United Stationers Inc.(a)	107,437	5,115,076
Watsco Inc.	252,699	13,623,003

		27,142,912
DIVERSIFIED FINANCIAL SERVICES – 1.33%
Financial Federal Corp.	205,568	5,073,418
Investment Technology Group Inc.(a)	148,842	4,155,669
LaBranche & Co. Inc.(a)	277,086	942,092
National Financial Partners Corp.(a)(b)	335,519	2,925,726
Piper Jaffray Companies(a)	129,355	6,172,821
SWS Group Inc.	88,668	1,276,819

		20,546,545
ELECTRIC – 2.76%
ALLETE Inc.	230,300	7,731,171
Avista Corp.	434,551	8,786,621
Central Vermont Public Service Corp.	92,778	1,790,615
CH Energy Group Inc.	125,452	5,558,778
El Paso Electric Co.(a)	210,720	3,723,422
UIL Holdings Corp.	237,812	6,275,859
UniSource Energy Corp.	284,121	8,736,721

		42,603,187

ELECTRICAL COMPONENTS & EQUIPMENT – 1.21%
Advanced Energy Industries Inc.(a)	263,563	3,753,137
Belden Inc.	370,313	8,554,230
C&D Technologies Inc.(a)(b)	210,141	451,803
Greatbatch Inc.(a)(b)	97,709	2,195,521
Littelfuse Inc.(a)	81,090	2,127,802
Magnetek Inc.(a)	244,708	381,744
Vicor Corp.(a)	155,478	1,200,290

		18,664,527
ELECTRONICS – 2.92%
Analogic Corp.	101,702	3,765,008
Badger Meter Inc.	49,721	1,923,705
Benchmark Electronics Inc.(a)	242,377	4,362,786
Brady Corp. Class A	157,883	4,534,400
Checkpoint Systems Inc.(a)	308,950	5,079,138
CTS Corp.	269,250	2,504,025
Cubic Corp.	64,125	2,531,014
FEI Co.(a)	194,002	4,782,149
Keithley Instruments Inc.	107,940	597,988
LoJack Corp.(a)	50,330	256,180
Methode Electronics Inc.	298,428	2,587,371
Rogers Corp.(a)	49,850	1,494,004
Sonic Solutions Inc.(a)(b)	80,854	479,464
Technitrol Inc.	327,100	3,012,591
Watts Water Technologies Inc. Class A	232,748	7,040,627

		44,950,450
ENGINEERING & CONSTRUCTION – 1.10%
EMCOR Group Inc.(a)	523,450	13,253,754
Insituform Technologies Inc. Class A(a)	191,198	3,659,530

		16,913,284
ENTERTAINMENT – 0.15%
Pinnacle Entertainment Inc.(a)	224,528	2,287,940

		2,287,940
ENVIRONMENTAL CONTROL – 0.83%
Calgon Carbon Corp.(a)(b)	282,681	4,192,159
Tetra Tech Inc.(a)	322,425	8,553,935

		12,746,094
FOOD – 1.86%
Cal-Maine Foods Inc.(b)	47,071	1,260,091
Great Atlantic & Pacific Tea Co. Inc. (The)(a)(b)	229,516	2,044,988
Hain Celestial Group Inc.(a)	168,065	3,221,806
J&J Snack Foods Corp.	60,940	2,631,999
Lance Inc.	254,101	6,560,888
Nash-Finch Co.	101,946	2,787,204
Sanderson Farms Inc.	65,354	2,459,925
TreeHouse Foods Inc.(a)	128,928	4,598,862
United Natural Foods Inc.(a)	129,743	3,103,453

		28,669,216
FOREST PRODUCTS & PAPER – 2.02%
Buckeye Technologies Inc.(a)	307,557	3,300,087
Clearwater Paper Corp.(a)	37,923	1,567,358
Neenah Paper Inc.	116,410	1,370,146
Rock-Tenn Co. Class A	306,591	14,443,502

Schweitzer-Mauduit International Inc.	121,727	6,617,080
Wausau Paper Corp.	388,547	3,885,470

		31,183,643
GAS – 4.48%
Atmos Energy Corp.	733,116	20,659,209
Laclede Group Inc. (The)	79,339	2,551,542
New Jersey Resources Corp.	333,808	12,120,569
Northwest Natural Gas Co.	210,658	8,776,012
Piedmont Natural Gas Co.	313,689	7,509,715
South Jersey Industries Inc.	236,743	8,357,028
Southwest Gas Corp.	356,129	9,109,780

		69,083,855
HAND & MACHINE TOOLS – 0.95%
Baldor Electric Co.	333,045	9,105,450
Regal Beloit Corp.	122,388	5,594,355

		14,699,805
HEALTH CARE - PRODUCTS – 3.07%
Align Technology Inc.(a)	328,317	4,668,668
American Medical Systems Holdings Inc.(a)	300,979	5,092,565
CONMED Corp.(a)	138,794	2,660,681
Cooper Companies Inc. (The)	179,480	5,335,940
Cyberonics Inc.(a)	125,262	1,996,676
Haemonetics Corp.(a)	97,963	5,497,684
Hanger Orthopedic Group Inc.(a)	170,292	2,361,950
Invacare Corp.	255,275	5,687,527
Kensey Nash Corp.(a)	45,085	1,305,211
Merit Medical Systems Inc.(a)	100,032	1,733,555
Osteotech Inc.(a)	142,936	636,065
PSS World Medical Inc.(a)	222,146	4,849,447
West Pharmaceutical Services Inc.	88,888	3,609,742
Zoll Medical Corp.(a)	90,591	1,949,518

		47,385,229
HEALTH CARE - SERVICES – 2.06%
Almost Family Inc.(a)	19,092	567,987
AMERIGROUP Corp.(a)	417,070	9,246,442
Bio-Reference Laboratories Inc.(a)	23,635	813,044
Centene Corp.(a)	341,573	6,469,393
Genoptix Inc.(a)	60,972	2,120,606
Gentiva Health Services Inc.(a)	124,824	3,121,848
IPC The Hospitalist Co. Inc.(a)	53,817	1,692,545
MedCath Corp.(a)	140,428	1,231,554
Odyssey Healthcare Inc.(a)	144,008	1,800,100
RehabCare Group Inc.(a)	146,507	3,177,737
Res-Care Inc.(a)	103,952	1,477,158

		31,718,414
HOME BUILDERS – 0.48%
M/I Homes Inc.(a)	147,221	2,000,733
Skyline Corp.	53,992	1,218,060
Standard-Pacific Corp.(a)	742,225	2,738,810
Winnebago Industries Inc.(a)(b)	101,661	1,495,433

		7,453,036
HOME FURNISHINGS – 0.74%
Audiovox Corp. Class A(a)	147,001	1,006,957
DTS Inc.(a)	93,158	2,550,666
Ethan Allen Interiors Inc.	206,685	3,410,303
La-Z-Boy Inc.(b)	408,838	3,536,449
Universal Electronics Inc.(a)	42,309	863,950

		11,368,325

HOUSEHOLD PRODUCTS & WARES – 0.83%
Central Garden & Pet Co. Class A(a)	554,207	6,057,483
Helen of Troy Ltd.(a)(b)	176,714	3,433,553
Kid Brands Inc.(a)	134,710	835,202
Standard Register Co. (The)	100,561	591,299
WD-40 Co.	64,282	1,825,609

		12,743,146
HOUSEWARES – 0.21%
National Presto Industries Inc.	38,112	3,297,069

		3,297,069
INSURANCE – 2.91%
Delphi Financial Group Inc. Class A	372,750	8,435,333
Infinity Property and Casualty Corp.	55,167	2,343,494
Navigators Group Inc. (The)(a)	55,285	3,040,675
Presidential Life Corp.	164,551	1,704,748
ProAssurance Corp.(a)	109,123	5,695,129
RLI Corp.	59,123	3,120,512
Safety Insurance Group Inc.	121,848	4,011,236
Selective Insurance Group Inc.	210,613	3,312,942
Stewart Information Services Corp.	145,049	1,794,256
Tower Group Inc.	180,157	4,394,029
United Fire & Casualty Co.	177,381	3,175,120
Zenith National Insurance Corp.	123,841	3,826,687

		44,854,161
INTERNET – 0.64%
Blue Coat Systems Inc.(a)	187,284	4,230,746
Blue Nile Inc.(a)(b)	53,070	3,296,708
comScore Inc.(a)	99,662	1,794,913
PCTEL Inc.(a)	94,440	590,250

		9,912,617
IRON & STEEL – 0.25%
Gibraltar Industries Inc.	239,562	3,178,988
Olympic Steel Inc.	25,780	739,628

		3,918,616
LEISURE TIME – 1.06%
Arctic Cat Inc.	97,201	686,239
Brunswick Corp.	701,282	8,401,358
Interval Leisure Group Inc.(a)	153,679	1,917,914
Multimedia Games Inc.(a)	215,290	1,102,285
Nautilus Inc.(a)(b)	164,235	279,200
Polaris Industries Inc.(b)	98,514	4,017,401

		16,404,397
LODGING – 0.14%
Marcus Corp.	166,179	2,125,429

		2,125,429
MACHINERY – 2.23%
Albany International Corp. Class A	217,661	4,222,623
Applied Industrial Technologies Inc.	295,894	6,261,117
Briggs & Stratton Corp.	397,291	7,711,418
Cascade Corp.	31,975	855,012
Cognex Corp.	164,032	2,686,844
Gerber Scientific Inc.(a)	195,634	1,169,891
Intermec Inc.(a)	256,482	3,616,396
Lindsay Corp.(b)	44,048	1,734,610
Robbins & Myers Inc.	260,919	6,126,378

		34,384,289

MANUFACTURING – 2.99%
A.O. Smith Corp.	179,705	6,846,761
Acuity Brands Inc.(b)	164,308	5,292,361
AZZ Inc.(a)	45,902	1,843,883
Barnes Group Inc.	333,440	5,698,490
CLARCOR Inc.	190,201	5,964,703
EnPro Industries Inc.(a)	160,276	3,663,909
ESCO Technologies Inc.(a)	112,804	4,444,478
Griffon Corp.(a)	349,810	3,522,587
Lydall Inc.(a)	133,427	701,826
Myers Industries Inc.	224,442	2,417,240
Standex International Corp.	97,848	1,940,326
Sturm, Ruger & Co. Inc.(b)	98,418	1,273,529
Tredegar Corp.	172,871	2,506,630

		46,116,723
MEDIA – 0.11%
E.W. Scripps Co. (The) Class A(a)	228,983	1,717,373

		1,717,373
METAL FABRICATE & HARDWARE – 0.42%
CIRCOR International Inc.	81,000	2,289,060
Kaydon Corp.	113,468	3,678,633
Lawson Products Inc.	31,983	556,824

		6,524,517
MINING – 0.51%
AMCOL International Corp.	68,992	1,579,227
Century Aluminum Co.(a)(b)	365,135	3,414,012
RTI International Metals Inc.(a)	115,605	2,879,721

		7,872,960
MISCELLANEOUS - MANUFACTURING – 0.26%
John Bean Technologies Corp.	219,061	3,980,338

		3,980,338
OFFICE FURNISHINGS – 0.24%
Interface Inc. Class A	446,723	3,707,801

		3,707,801
OIL & GAS – 1.00%
Atwood Oceanics Inc.(a)	193,009	6,807,427
Holly Corp.	81,897	2,098,201
Seahawk Drilling Inc.(a)	36,220	1,126,080
Stone Energy Corp.(a)	332,007	5,415,034

		15,446,742
OIL & GAS SERVICES – 0.29%
Gulf Island Fabrication Inc.	113,706	2,130,850
Matrix Service Co.(a)	207,941	2,260,319

		4,391,169
PHARMACEUTICALS – 0.50%
Neogen Corp.(a)	49,398	1,595,061
Par Pharmaceutical Companies Inc.(a)	160,155	3,444,934
PharMerica Corp.(a)(b)	116,379	2,161,158
Theragenics Corp.(a)	267,462	427,939

		7,629,092
REAL ESTATE – 0.32%
Forestar Group Inc.(a)(b)	284,869	4,894,049

		4,894,049

REAL ESTATE INVESTMENT TRUSTS – 12.77%
Acadia Realty Trust	315,215	4,750,290
BioMed Realty Trust Inc.	779,470	10,756,686
Cedar Shopping Centers Inc.	358,400	2,311,680
Colonial Properties Trust	396,650	3,859,405
DiamondRock Hospitality Co.(a)	857,924	6,949,184
EastGroup Properties Inc.	206,308	7,885,092
Entertainment Properties Trust	277,617	9,477,844
Extra Space Storage Inc.	686,802	7,245,761
Franklin Street Properties Corp.	530,039	6,943,511
Healthcare Realty Trust Inc.	471,606	9,965,035
Home Properties Inc.(b)	262,482	11,310,349
Inland Real Estate Corp.	562,526	4,927,728
Kilroy Realty Corp.	342,836	9,510,271
Kite Realty Group Trust	500,609	2,087,540
LaSalle Hotel Properties	227,188	4,466,516
Lexington Realty Trust	756,220	3,856,722
LTC Properties Inc.	184,105	4,425,884
Medical Properties Trust Inc.(b)	286,889	2,240,603
Mid-America Apartment Communities Inc.	224,206	10,118,417
National Retail Properties Inc.	641,302	13,768,754
Parkway Properties Inc.	171,706	3,382,608
Pennsylvania Real Estate Investment Trust(b)	306,332	2,331,187
Post Properties Inc.	380,537	6,849,666
PS Business Parks Inc.	143,059	7,341,788
Senior Housing Properties Trust	1,008,751	19,277,232
Sovran Self Storage Inc.	213,807	6,506,147
Tanger Factory Outlet Centers Inc.	319,887	11,944,581
Urstadt Biddle Properties Inc. Class A	170,420	2,486,428

		196,976,909
RETAIL – 8.68%
Big 5 Sporting Goods Corp.	171,199	2,585,105
Brown Shoe Co. Inc.	340,300	2,729,206
Buckle Inc. (The)(b)	103,092	3,519,561
Buffalo Wild Wings Inc.(a)(b)	84,450	3,513,965
Cabela’s Inc.(a)(b)	319,627	4,263,824
California Pizza Kitchen Inc.(a)	97,877	1,528,839
Casey’s General Stores Inc.	169,765	5,327,226
Cash America International Inc.	98,255	2,963,371
Cato Corp. (The) Class A	234,771	4,763,504
Christopher & Banks Corp.	285,959	1,935,942
CKE Restaurants Inc.	182,270	1,912,012
DineEquity Inc.(b)	120,169	2,974,183
Finish Line Inc. (The) Class A	436,410	4,433,926
Fred’s Inc. Class A	318,076	4,049,107
Genesco Inc.(a)	82,846	1,994,103
Group 1 Automotive Inc.	191,964	5,154,233
Haverty Furniture Companies Inc.(a)	148,164	1,749,817
Hot Topic Inc.(a)	132,936	995,691
Insight Enterprises Inc.(a)	364,334	4,448,518
Jack in the Box Inc.(a)	163,597	3,352,103
Jo-Ann Stores Inc.(a)	210,986	5,660,754
Landry’s Restaurants Inc.(a)(b)	63,967	671,654
Lithia Motors Inc. Class A(b)	137,901	2,149,877
MarineMax Inc.(a)(b)	169,174	1,321,249
Men’s Wearhouse Inc. (The)	414,517	10,238,570
Movado Group Inc.	141,980	2,062,969
O’Charley’s Inc.(a)	148,579	1,392,185
OfficeMax Inc.(a)(b)	606,161	7,625,505

Pep Boys - Manny, Moe & Jack (The)	370,227	3,617,118
Red Robin Gourmet Burgers Inc.(a)	123,710	2,526,158
Ruby Tuesday Inc.(a)	516,606	4,349,823
School Specialty Inc.(a)(b)	127,124	3,015,381
Sonic Automotive Inc.	304,918	3,201,639
Sonic Corp.(a)	285,983	3,162,972
Stage Stores Inc.	302,490	3,920,270
Steak n Shake Co. (The)(a)	194,752	2,292,231
Stein Mart Inc.(a)	207,577	2,638,304
Texas Roadhouse Inc.(a)(b)	203,635	2,162,604
Tuesday Morning Corp.(a)	248,229	1,032,633
Tween Brands Inc.(a)	197,603	1,657,889
World Fuel Services Corp.	75,312	3,620,248
Zale Corp.(a)(b)	188,043	1,344,507

		133,858,776
SAVINGS & LOANS – 0.45%
Brookline Bancorp Inc.	468,937	4,558,068
Dime Community Bancshares Inc.	202,378	2,313,181

		6,871,249
SEMICONDUCTORS – 4.10%
Actel Corp.(a)	124,588	1,516,236
Brooks Automation Inc.(a)	266,253	2,058,136
Cabot Microelectronics Corp.(a)	89,298	3,112,928
Cohu Inc.	76,200	1,033,272
Cypress Semiconductor Corp.(a)	1,230,765	12,713,802
DSP Group Inc.(a)	182,003	1,481,504
Exar Corp.(a)	200,674	1,474,954
Kopin Corp.(a)	347,376	1,667,405
Microsemi Corp.(a)	336,123	5,307,382
Rudolph Technologies Inc.(a)	245,896	1,819,630
Skyworks Solutions Inc.(a)	815,961	10,803,324
Standard Microsystems Corp.(a)	92,831	2,154,608
Supertex Inc.(a)	39,944	1,198,320
TriQuint Semiconductor Inc.(a)	1,196,546	9,237,335
Ultratech Inc.(a)	125,705	1,663,077
Veeco Instruments Inc.(a)	258,578	6,030,039

		63,271,952
SOFTWARE – 2.96%
Avid Technology Inc.(a)(b)	225,598	3,178,676
Computer Programs and Systems Inc.	17,078	707,200
CSG Systems International Inc.(a)	134,032	2,145,852
Digi International Inc.(a)	78,175	666,051
Eclipsys Corp.(a)	291,785	5,631,451
JDA Software Group Inc.(a)	223,500	4,903,590
Omnicell Inc.(a)	113,174	1,260,758
Phase Forward Inc.(a)	223,062	3,131,790
Phoenix Technologies Ltd.(a)	208,191	759,897
Progress Software Corp.(a)	156,019	3,533,830
SPSS Inc.(a)	68,400	3,416,580
SYNNEX Corp.(a)	160,705	4,898,288
Take-Two Interactive Software Inc.(a)(b)	412,696	4,626,322
Taleo Corp. Class A(a)	140,439	3,179,539
THQ Inc.(a)	535,815	3,664,975

		45,704,799
STORAGE & WAREHOUSING – 0.14%
Mobile Mini Inc.(a)	126,935	2,203,592

		2,203,592

TELECOMMUNICATIONS – 2.90%
Adaptec Inc.(a)	952,731	3,182,122
Anixter International Inc.(a)	101,287	4,062,622
Applied Signal Technology Inc.	40,725	947,671
ARRIS Group Inc.(a)	357,704	4,653,729
Black Box Corp.	139,369	3,496,768
EMS Technologies Inc.(a)	83,613	1,740,823
General Communication Inc. Class A(a)	191,468	1,313,470
Harmonic Inc.(a)	763,492	5,100,127
Iowa Telecommunications Services Inc.	259,780	3,273,228
Network Equipment Technologies Inc.(a)	233,501	1,688,212
Neutral Tandem Inc.(a)	140,890	3,206,656
Newport Corp.(a)	288,024	2,523,090
Novatel Wireless Inc.(a)	243,345	2,764,399
Symmetricom Inc.(a)	215,184	1,114,653
Tekelec(a)	320,023	5,257,978
Tollgrade Communications Inc.(a)	69,565	450,781

		44,776,329
TEXTILES – 0.40%
G&K Services Inc. Class A	146,975	3,256,966
UniFirst Corp.	64,785	2,879,693

		6,136,659
TOYS, GAMES & HOBBIES – 0.17%
JAKKS Pacific Inc.(a)	97,631	1,398,076
RC2 Corp.(a)	86,024	1,225,842

		2,623,918
TRANSPORTATION – 0.85%
Arkansas Best Corp.	200,930	6,015,844
Bristow Group Inc.(a)	130,591	3,877,247
Hub Group Inc. Class A(a)	141,150	3,225,278

		13,118,369
WATER – 0.35%
American States Water Co.	146,966	5,317,230

		5,317,230

TOTAL COMMON STOCKS
(Cost: $1,703,072,664)		1,540,039,069

Security	Shares	Value
SHORT-TERM INVESTMENTS – 4.85%

MONEY MARKET FUNDS – 4.85%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.22%(c)(d)(e)	64,170,244	64,170,244
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.18%(c)(d)(e)	9,793,626	9,793,626
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.04%(c)(d)	847,329	847,329

		74,811,199

TOTAL SHORT-TERM INVESTMENTS
(Cost: $74,811,199)		74,811,199

TOTAL INVESTMENTS IN SECURITIES – 104.72%
(Cost: $1,777,883,863)	1,614,850,268
Other Assets, Less Liabilities – (4.72)%	(72,774,608)

NET ASSETS – 100.00%	$1,542,075,660

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Affiliated issuer. See Note 2.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments (Unaudited)

iSHARES® S&P 1500 INDEX FUND

September 30, 2009

Security	Shares	Value
COMMON STOCKS – 99.81%

ADVERTISING – 0.17%
Harte-Hanks Inc.	1,247	$17,246
Interpublic Group of Companies Inc. (The)(a)	13,561	101,979
inVentiv Health Inc.(a)	1,007	16,847
Lamar Advertising Co. Class A(a)(b)	1,387	38,059
Omnicom Group Inc.	8,467	312,771

		486,902
AEROSPACE & DEFENSE – 2.07%
AAR Corp.(a)	1,014	22,247
AeroVironment Inc.(a)	425	11,938
Alliant Techsystems Inc.(a)	889	69,209
BE Aerospace Inc.(a)	2,690	54,177
Boeing Co. (The)	19,922	1,078,776
Curtiss-Wright Corp.	1,240	42,321
Esterline Technologies Corp.(a)	869	34,073
GenCorp Inc.(a)	1,619	8,678
General Dynamics Corp.	10,546	681,272
Goodrich Corp.	3,394	184,430
Kaman Corp.	730	16,045
L-3 Communications Holdings Inc.	3,169	254,534
Lockheed Martin Corp.	8,842	690,383
Moog Inc. Class A(a)	1,131	33,364
Northrop Grumman Corp.	8,709	450,691
Orbital Sciences Corp.(a)	1,423	21,302
Raytheon Co.	10,645	510,641
Rockwell Collins Inc.	4,334	220,167
Teledyne Technologies Inc.(a)	970	34,910
Triumph Group Inc.	472	22,651
United Technologies Corp.	25,760	1,569,557

		6,011,366
AGRICULTURE – 2.02%
Alliance One International Inc.(a)	2,405	10,774
Altria Group Inc.	56,717	1,010,130
Andersons Inc. (The)	508	17,882
Archer-Daniels-Midland Co.	17,669	516,288
Lorillard Inc.	4,515	335,464
Monsanto Co.	14,977	1,159,220
Philip Morris International Inc.	52,962	2,581,368
Reynolds American Inc.	4,679	208,309
Universal Corp.	615	25,719

		5,865,154
AIRLINES – 0.10%
AirTran Holdings Inc.(a)	3,150	19,687

Alaska Air Group Inc.(a)	858	22,986
JetBlue Airways Corp.(a)(b)	6,044	36,143
SkyWest Inc.	1,450	24,041
Southwest Airlines Co.	20,387	195,715

		298,572
APPAREL – 0.62%
Carter’s Inc.(a)	1,551	41,412
Coach Inc.	8,658	285,021
Crocs Inc.(a)	2,307	15,342
Deckers Outdoor Corp.(a)	375	31,819
Guess? Inc.	1,517	56,190
Gymboree Corp.(a)	856	41,413
Hanesbrands Inc.(a)	2,677	57,288
Iconix Brand Group Inc.(a)	1,946	24,267
K-Swiss Inc. Class A	761	6,689
Liz Claiborne Inc.	2,340	11,536
Maidenform Brands Inc.(a)	581	9,331
Nike Inc. Class B	10,608	686,338
Oxford Industries Inc.	458	9,023
Perry Ellis International Inc.(a)	347	5,566
Phillips-Van Heusen Corp.	1,351	57,809
Polo Ralph Lauren Corp.	1,596	122,286
Quiksilver Inc.(a)	3,387	9,314
SKECHERS U.S.A. Inc. Class A(a)	1,053	18,048
Timberland Co. Class A(a)	1,074	14,950
True Religion Apparel Inc.(a)(b)	659	17,088
VF Corp.	2,466	178,612
Volcom Inc.(a)	348	5,735
Warnaco Group Inc. (The)(a)	1,204	52,807
Wolverine World Wide Inc.	1,339	33,261

		1,791,145
AUTO MANUFACTURERS – 0.38%
Ford Motor Co.(a)	88,573	638,611
Oshkosh Corp.	2,407	74,449
PACCAR Inc.	9,999	377,062

		1,090,122
AUTO PARTS & EQUIPMENT – 0.22%
ATC Technology Corp.(a)	492	9,722
BorgWarner Inc.	3,121	94,441
Goodyear Tire & Rubber Co. (The)(a)	6,552	111,581
Johnson Controls Inc.	16,336	417,548
Spartan Motors Inc.	962	4,945
Standard Motor Products Inc.	339	5,153
Superior Industries International Inc.	728	10,338

		653,728
BANKS – 5.17%
Associated Banc-Corp	3,432	39,193
BancorpSouth Inc.	1,991	48,600
Bank Mutual Corp.	1,534	13,561
Bank of America Corp.	236,854	4,007,570
Bank of Hawaii Corp.	1,340	55,664
Bank of New York Mellon Corp. (The)	32,932	954,699
Bank of the Ozarks Inc.	342	9,073
BB&T Corp.	18,752	510,804
Boston Private Financial Holdings Inc.	1,791	11,659
Cascade Bancorp(b)	772	934

Cathay General Bancorp	1,458	11,795
Central Pacific Financial Corp.	860	2,167
City National Corp.	1,139	44,341
Columbia Banking System Inc.	819	13,554
Comerica Inc.	4,125	122,389
Commerce Bancshares Inc.	1,876	69,862
Community Bank System Inc.	881	16,096
Cullen/Frost Bankers Inc.	1,688	87,168
Discover Financial Services	14,767	239,668
East West Bancorp Inc.	2,497	20,725
Fifth Third Bancorp	21,921	222,060
First BanCorp (Puerto Rico)	1,904	5,807
First Commonwealth Financial Corp.	1,960	11,133
First Financial Bancorp	889	10,712
First Financial Bankshares Inc.	601	29,725
First Horizon National Corp.(a)	5,839	77,250
First Midwest Bancorp Inc.	1,362	15,350
FirstMerit Corp.	2,248	42,779
Frontier Financial Corp.(b)	1,493	1,627
Fulton Financial Corp.	4,767	35,085
Glacier Bancorp Inc.(b)	1,774	26,504
Hancock Holding Co.	704	26,449
Hanmi Financial Corp.(a)	1,136	1,863
Home Bancshares Inc.	613	13,437
Huntington Bancshares Inc.	16,008	75,398
Independent Bank Corp. (Massachusetts)	669	14,805
Independent Bank Corp. (Michigan)	600	1,140
International Bancshares Corp.	1,406	22,932
KeyCorp	23,831	154,901
M&T Bank Corp.(b)	2,238	139,472
Marshall & Ilsley Corp.	10,275	82,919
Nara Bancorp Inc.	643	4,469
National Penn Bancshares Inc.	3,176	19,405
NBT Bancorp Inc.	909	20,489
Northern Trust Corp.	6,647	386,590
Old National Bancorp	1,946	21,795
PacWest Bancorp	747	14,230
Pinnacle Financial Partners Inc.(a)	1,033	13,129
PNC Financial Services Group Inc. (The)	12,618	613,109
PrivateBancorp Inc.(b)	1,013	24,778
Prosperity Bancshares Inc.	1,205	41,922
Regions Financial Corp.	32,739	203,309
S&T Bancorp Inc.	649	8,411
Signature Bank(a)	1,051	30,479
Simmons First National Corp. Class A	342	9,853
South Financial Group Inc. (The)	5,965	8,769
State Street Corp.	13,588	714,729
Sterling Bancorp	510	3,682
Sterling Bancshares Inc.	1,955	14,291
Sterling Financial Corp.(a)	1,372	2,744
SunTrust Banks Inc.	13,752	310,108
Susquehanna Bancshares Inc.	2,308	13,594
SVB Financial Group(a)(b)	857	37,082
Synovus Financial Corp.	13,209	49,534
TCF Financial Corp.	3,135	40,880
Tompkins Financial Corp.	185	8,084
TrustCo Bank Corp. NY	2,199	13,744
Trustmark Corp.	1,358	25,870
U.S. Bancorp	52,351	1,144,393
UCBH Holdings Inc.(b)	2,718	2,174

UMB Financial Corp.	854	34,536
Umpqua Holdings Corp.	2,343	24,836
United Bancshares Inc.	1,076	21,079
United Community Banks Inc.(a)(b)	1,045	5,225
Valley National Bancorp(b)	3,935	48,361
Webster Financial Corp.	1,572	19,603
Wells Fargo & Co.	127,895	3,604,081
Westamerica Bancorporation(b)	773	40,196
Whitney Holding Corp.	1,853	17,678
Wilmington Trust Corp.	1,873	26,597
Wilshire Bancorp Inc.	382	2,804
Wintrust Financial Corp.	721	20,159
Zions Bancorporation(b)	3,511	63,093

		15,020,764
BEVERAGES – 2.44%
Boston Beer Co. Inc. Class A(a)	270	10,012
Brown-Forman Corp. Class B NVS	3,030	146,107
Coca-Cola Co. (The)	63,446	3,407,050
Coca-Cola Enterprises Inc.	8,695	186,160
Constellation Brands Inc. Class A(a)	5,514	83,537
Dr Pepper Snapple Group Inc.(a)	6,985	200,819
Green Mountain Coffee Roasters Inc.(a)(b)	938	69,262
Hansen Natural Corp.(a)	1,964	72,157
Molson Coors Brewing Co. Class B NVS	4,287	208,691
Peet’s Coffee & Tea Inc.(a)	420	11,857
Pepsi Bottling Group Inc.	3,954	144,084
PepsiAmericas Inc.	1,613	46,067
PepsiCo Inc.	42,651	2,501,908

		7,087,711
BIOTECHNOLOGY – 1.37%
Affymetrix Inc.(a)	1,951	17,130
Amgen Inc.(a)	27,803	1,674,575
ArQule Inc.(a)	970	4,404
Biogen Idec Inc.(a)	7,937	400,977
Bio-Rad Laboratories Inc. Class A(a)	519	47,686
Cambrex Corp.(a)	751	4,731
Celgene Corp.(a)	12,559	702,048
Charles River Laboratories International Inc.(a)	1,858	68,709
CryoLife Inc.(a)	639	5,093
Enzo Biochem Inc.(a)	756	5,352
Genzyme Corp.(a)	7,431	421,561
Integra LifeSciences Holdings Corp.(a)	515	17,587
Life Technologies Corp.(a)	4,864	226,419
Martek Biosciences Corp.(a)	950	21,460
Millipore Corp.(a)	1,494	105,073
Regeneron Pharmaceuticals Inc.(a)	1,747	33,717
Savient Pharmaceuticals Inc.(a)	1,612	24,502
Vertex Pharmaceuticals Inc.(a)	4,958	187,908

		3,968,932
BUILDING MATERIALS – 0.16%
AAON Inc.	355	7,128
Apogee Enterprises Inc.	879	13,203
Comfort Systems USA Inc.	1,049	12,158
Drew Industries Inc.(a)	462	10,021
Eagle Materials Inc.	1,190	34,010
Lennox International Inc.	1,361	49,159
Martin Marietta Materials Inc.(b)	1,233	113,522

Masco Corp.	9,877	127,611
NCI Building Systems Inc.(a)(b)	604	1,933
Quanex Building Products Corp.	1,104	15,853
Simpson Manufacturing Co. Inc.(b)	1,013	25,588
Texas Industries Inc.	765	32,122
Universal Forest Products Inc.	508	20,046

		462,354
CHEMICALS – 1.75%
A. Schulman Inc.	842	16,781
Air Products and Chemicals Inc.	5,774	447,947
Airgas Inc.	2,227	107,720
Albemarle Corp.	2,453	84,874
American Vanguard Corp.	554	4,604
Arch Chemicals Inc.	730	21,893
Ashland Inc.	2,019	87,261
Balchem Corp.	507	13,334
Cabot Corp.	1,747	40,373
CF Industries Holdings Inc.	1,319	113,737
Cytec Industries Inc.	1,351	43,867
Dow Chemical Co. (The)	31,316	816,408
E.I. du Pont de Nemours and Co.	24,729	794,790
Eastman Chemical Co.	1,970	105,474
Ecolab Inc.	6,486	299,848
FMC Corp.	1,981	111,431
H.B. Fuller Co.	1,349	28,194
International Flavors & Fragrances Inc.	2,157	81,815
Lubrizol Corp.	1,857	132,701
Minerals Technologies Inc.	474	22,543
NewMarket Corp.	290	26,982
Olin Corp.	2,032	35,438
OM Group Inc.(a)	857	26,044
Penford Corp.	341	2,445
PolyOne Corp.(a)	2,706	18,049
PPG Industries Inc.	4,520	263,109
Praxair Inc.	8,401	686,278
Quaker Chemical Corp.	341	7,478
RPM International Inc.	3,408	63,014
Sensient Technologies Corp.	1,362	37,823
Sherwin-Williams Co. (The)	2,704	162,673
Sigma-Aldrich Corp.	3,341	180,347
Stepan Co.	212	12,737
Terra Industries Inc.	2,663	92,326
Valspar Corp. (The)	2,835	77,991
Zep Inc.	629	10,221

		5,078,550
COAL – 0.24%
Arch Coal Inc.	4,439	98,235
CONSOL Energy Inc.	4,955	223,520
Massey Energy Co.	2,268	63,255
Patriot Coal Corp.(a)	2,126	25,002
Peabody Energy Corp.	7,385	274,870

		684,882
COMMERCIAL SERVICES – 1.60%
Aaron’s Inc.	1,550	40,920
ABM Industries Inc.	1,139	23,965
Administaff Inc.	638	16,760
Alliance Data Systems Corp.(a)	1,427	87,161

American Public Education Inc.(a)	439	15,251
AMN Healthcare Services Inc.(a)	886	8,426
Apollo Group Inc. Class A(a)	3,490	257,108
Arbitron Inc.	706	14,657
Bowne & Co. Inc.	925	7,122
Brinks Home Security Holdings Inc.(a)	1,277	39,319
Capella Education Co.(a)	385	25,926
Career Education Corp.(a)	1,981	48,297
CDI Corp.	381	5,353
Chemed Corp.	587	25,763
Coinstar Inc.(a)	883	29,121
Consolidated Graphics Inc.(a)	345	8,608
Convergys Corp.(a)	3,412	33,915
Corinthian Colleges Inc.(a)	2,490	46,214
Corporate Executive Board Co. (The)	895	22,285
Corrections Corp. of America(a)	3,192	72,299
CorVel Corp.(a)	225	6,390
Cross Country Healthcare Inc.(a)	640	5,958
Deluxe Corp.	1,421	24,299
DeVry Inc.	1,736	96,036
Equifax Inc.	3,499	101,961
Exponent Inc.(a)	373	10,507
Forrester Research Inc.(a)	422	11,242
FTI Consulting Inc.(a)	1,408	59,995
Gartner Inc.(a)	1,513	27,643
GEO Group Inc. (The)(a)	1,390	28,036
H&R Block Inc.	9,260	170,199
Healthcare Services Group Inc.	1,134	20,820
HealthSpring Inc.(a)	1,471	18,020
Heartland Payment Systems Inc.	1,043	15,134
Heidrick & Struggles International Inc.	540	12,560
Hewitt Associates Inc. Class A(a)	2,333	84,991
Hillenbrand Inc.	1,728	35,199
HMS Holdings Corp.(a)	771	29,475
Iron Mountain Inc.(a)	4,976	132,660
ITT Educational Services Inc.(a)(b)	871	96,167
Kelly Services Inc. Class A	597	7,343
Kendle International Inc.(a)	349	5,835
Korn/Ferry International(a)	1,378	20,105
Landauer Inc.	273	15,010
Lender Processing Services Inc.	2,611	99,662
Live Nation Inc.(a)	2,300	18,837
Manpower Inc.	2,191	124,252
MasterCard Inc. Class A	2,634	532,463
MAXIMUS Inc.	501	23,347
McKesson Corp.	7,284	433,762
Midas Inc.(a)	342	3,215
Monster Worldwide Inc.(a)	3,552	62,089
Moody’s Corp.	5,344	109,338
MPS Group Inc.(a)	2,291	24,101
Navigant Consulting Inc.(a)	1,410	19,035
On Assignment Inc.(a)	879	5,142
PAREXEL International Corp.(a)	1,470	19,977
Pharmaceutical Product Development Inc.	3,264	71,612
Pre-Paid Legal Services Inc.(a)	238	12,090
Quanta Services Inc.(a)	5,427	120,100
R.R. Donnelley & Sons Co.	5,535	117,674
Rent-A-Center Inc.(a)	1,732	32,700
Rewards Network Inc.(a)	257	3,531
Robert Half International Inc.	4,067	101,756

Rollins Inc.	1,255	23,657
SAIC Inc.(a)	5,759	101,013
Service Corp. International	6,592	46,210
Sotheby’s	1,913	32,961
Spherion Corp.(a)	1,712	10,632
StarTek Inc.(a)	348	3,021
Strayer Education Inc.(b)	384	83,589
TeleTech Holdings Inc.(a)	1,035	17,657
Ticketmaster Entertainment Inc.(a)	1,091	12,754
TrueBlue Inc.(a)	1,367	19,234
United Rentals Inc.(a)	1,545	15,913
Universal Technical Institute Inc.(a)	642	12,647
Viad Corp.	639	12,722
Volt Information Sciences Inc.(a)	382	4,668
Watson Wyatt Worldwide Inc. Class A	1,201	52,316
Western Union Co.	19,095	361,277
Wright Express Corp.(a)	971	28,654

		4,637,663
COMPUTERS – 5.52%
Affiliated Computer Services Inc. Class A(a)	2,628	142,359
Agilysys Inc.	430	2,834
Apple Inc.(a)	24,525	4,546,199
CACI International Inc. Class A(a)	878	41,503
Cadence Design Systems Inc.(a)	7,097	52,092
CIBER Inc.(a)	1,828	7,312
Cognizant Technology Solutions Corp. Class A(a)	8,053	311,329
Computer Sciences Corp.(a)	4,182	220,433
Dell Inc.(a)	47,126	719,143
Diebold Inc.	1,751	57,660
DST Systems Inc.(a)	1,126	50,445
EMC Corp.(a)	55,368	943,471
FactSet Research Systems Inc.(b)	1,114	73,791
Hewlett-Packard Co.	64,914	3,064,590
Hutchinson Technology Inc.(a)	756	5,368
Imation Corp.	964	8,936
Integral Systems Inc.(a)	472	3,257
International Business Machines Corp.	35,888	4,292,564
Jack Henry & Associates Inc.	2,232	52,385
Lexmark International Inc. Class A(a)	2,130	45,880
Manhattan Associates Inc.(a)	502	10,140
Mentor Graphics Corp.(a)	2,872	26,738
Mercury Computer Systems Inc.(a)	648	6,389
MICROS Systems Inc.(a)	2,223	67,112
MTS Systems Corp.	520	15,189
NCR Corp.(a)	4,231	58,472
NetApp Inc.(a)	9,274	247,430
NetScout Systems Inc.(a)	927	12,524
Palm Inc.(a)(b)	3,959	69,005
Radiant Systems Inc.(a)	645	6,927
RadiSys Corp.(a)	514	4,467
SanDisk Corp.(a)	6,163	133,737
Sigma Designs Inc.(a)(b)	733	10,650
SRA International Inc. Class A(a)	1,119	24,159
Stratasys Inc.(a)	601	10,313
Sun Microsystems Inc.(a)	20,709	188,245
Sykes Enterprises Inc.(a)	1,056	21,986
Synaptics Inc.(a)(b)	1,010	25,452
Synopsys Inc.(a)	3,929	88,088
Teradata Corp.(a)	4,691	129,096

Tyler Technologies Inc.(a)	669	11,433
Western Digital Corp.(a)	6,090	222,468

		16,031,571
COSMETICS & PERSONAL CARE – 2.16%
Alberto-Culver Co.	2,257	62,474
Avon Products Inc.	11,752	399,098
Chattem Inc.(a)	510	33,869
Colgate-Palmolive Co.	13,669	1,042,671
Estee Lauder Companies Inc. (The) Class A	3,225	119,583
Procter & Gamble Co. (The)	79,910	4,628,387

		6,286,082
DISTRIBUTION & WHOLESALE – 0.30%
Brightpoint Inc.(a)	1,578	13,807
Fastenal Co.	3,679	142,377
Genuine Parts Co.	4,389	167,045
Ingram Micro Inc. Class A(a)	4,341	73,146
LKQ Corp.(a)	3,748	69,488
MWI Veterinary Supply Inc.(a)	341	13,623
Owens & Minor Inc.	1,140	51,585
Pool Corp.	1,428	31,730
ScanSource Inc.(a)	718	20,334
Tech Data Corp.(a)	1,333	55,466
United Stationers Inc.(a)	603	28,709
W.W. Grainger Inc.	1,691	151,108
Watsco Inc.	828	44,637

		863,055
DIVERSIFIED FINANCIAL SERVICES – 5.38%
Affiliated Managers Group Inc.(a)	1,140	74,111
American Express Co.	32,623	1,105,920
AmeriCredit Corp.(a)	2,501	39,491
Ameriprise Financial Inc.	6,917	251,295
Capital One Financial Corp.	12,451	444,874
Charles Schwab Corp. (The)	25,977	497,460
Citigroup Inc.	357,074	1,728,238
CME Group Inc.	1,815	559,365
E*TRADE Financial Corp.(a)	24,603	43,055
Eaton Vance Corp.	3,184	89,120
Federated Investors Inc. Class B	2,482	65,450
Financial Federal Corp.	763	18,831
Franklin Resources Inc.	4,090	411,454
Goldman Sachs Group Inc. (The)	13,997	2,580,347
Greenhill & Co. Inc.	550	49,269
IntercontinentalExchange Inc.(a)	2,008	195,158
Invesco Ltd.	11,506	261,877
Investment Technology Group Inc.(a)	1,228	34,286
Janus Capital Group Inc.	4,930	69,907
Jefferies Group Inc.(a)(b)	3,253	88,579
JPMorgan Chase & Co.	107,661	4,717,705
LaBranche & Co. Inc.(a)	1,736	5,902
Legg Mason Inc.	4,456	138,270
Morgan Stanley	37,215	1,149,199
NASDAQ OMX Group Inc. (The)(a)	3,974	83,653
National Financial Partners Corp.(a)	1,119	9,758
NYSE Euronext Inc.	7,135	206,130
optionsXpress Holdings Inc.	1,256	21,704
Piper Jaffray Companies(a)	474	22,619
Portfolio Recovery Associates Inc.(a)	470	21,305

Raymond James Financial Inc.	2,770	64,486
SLM Corp.(a)	12,845	112,008
Stifel Financial Corp.(a)	846	46,445
SWS Group Inc.	724	10,426
T. Rowe Price Group Inc.	7,065	322,870
TradeStation Group Inc.(a)	633	5,159
Waddell & Reed Financial Inc. Class A	2,342	66,630
World Acceptance Corp.(a)	514	12,958

		15,625,314
ELECTRIC – 3.33%
AES Corp. (The)(a)	18,305	271,280
Allegheny Energy Inc.	4,662	123,636
ALLETE Inc.	775	26,017
Alliant Energy Corp.	3,062	85,277
Ameren Corp.	6,370	161,034
American Electric Power Co. Inc.	13,021	403,521
Avista Corp.	1,447	29,258
Black Hills Corp.	981	24,692
CenterPoint Energy Inc.	10,529	130,875
Central Vermont Public Service Corp.	348	6,716
CH Energy Group Inc.	398	17,635
Cleco Corp.	1,582	39,677
CMS Energy Corp.	6,154	82,464
Consolidated Edison Inc.	7,491	306,682
Constellation Energy Group Inc.	5,520	178,682
Dominion Resources Inc.	16,344	563,868
DPL Inc.	3,272	85,399
DTE Energy Co.	4,485	157,603
Duke Energy Corp.	35,493	558,660
Dynegy Inc. Class A(a)	14,146	36,072
Edison International	8,877	298,090
El Paso Electric Co.(a)	1,368	24,173
Entergy Corp.	5,349	427,171
Exelon Corp.	18,069	896,584
FirstEnergy Corp.	8,370	382,676
FPL Group Inc.	11,268	622,332
Great Plains Energy Inc.	3,595	64,530
Hawaiian Electric Industries Inc.	2,531	45,862
IDACORP Inc.	1,230	35,412
Integrys Energy Group Inc.	2,114	75,871
MDU Resources Group Inc.	5,133	107,023
Northeast Utilities	4,802	113,999
NSTAR	2,856	90,878
NV Energy Inc.	6,285	72,843
OGE Energy Corp.	2,578	85,280
Pepco Holdings Inc.	5,996	89,220
PG&E Corp.	10,094	408,706
Pinnacle West Capital Corp.	2,773	91,010
PNM Resources Inc.	2,584	30,181
PPL Corp.	10,383	315,020
Progress Energy Inc.	7,708	301,074
Public Service Enterprise Group Inc.	13,821	434,532
SCANA Corp.	2,976	103,862
Southern Co.	21,854	692,116
TECO Energy Inc.	5,874	82,706
UIL Holdings Corp.	842	22,220
UniSource Energy Corp.	1,007	30,965
Westar Energy Inc.	3,100	60,481
Wisconsin Energy Corp.	3,173	143,324
Xcel Energy Inc.	12,581	242,058

		9,679,247

ELECTRICAL COMPONENTS & EQUIPMENT – 0.44%
Advanced Energy Industries Inc.(a)	881	12,545
AMETEK Inc.	2,972	103,753
Belden Inc.	1,236	28,552
C&D Technologies Inc.(a)(b)	753	1,619
Emerson Electric Co.	20,599	825,608
Encore Wire Corp.	520	11,617
Energizer Holdings Inc.(a)	1,883	124,918
Greatbatch Inc.(a)(b)	604	13,572
Hubbell Inc. Class B	1,500	63,000
Littelfuse Inc.(a)	640	16,794
Magnetek Inc.(a)	970	1,513
Molex Inc.	3,686	76,964
Vicor Corp.(a)	603	4,655

		1,285,110
ELECTRONICS – 0.84%
Agilent Technologies Inc.(a)	9,508	264,608
American Science and Engineering Inc.	244	16,602
Amphenol Corp. Class A	4,703	177,209
Analogic Corp.	383	14,179
Arrow Electronics Inc.(a)	3,207	90,277
Avnet Inc.(a)	4,085	106,087
Badger Meter Inc.	412	15,940
Bel Fuse Inc. Class B	341	6,489
Benchmark Electronics Inc.(a)	1,667	30,006
Brady Corp. Class A	1,489	42,764
Checkpoint Systems Inc.(a)	1,135	18,659
CTS Corp.	1,010	9,393
Cubic Corp.	380	14,999
Cymer Inc.(a)(b)	754	29,300
Daktronics Inc.	860	7,370
Dionex Corp.(a)	468	30,406
Electro Scientific Industries Inc.(a)	840	11,248
FARO Technologies Inc.(a)	482	8,281
FEI Co.(a)	1,001	24,675
FLIR Systems Inc.(a)	4,206	117,642
Gentex Corp.	3,615	51,152
II-VI Inc.(a)	713	18,139
Itron Inc.(a)	1,098	70,426
Jabil Circuit Inc.	4,909	65,830
Keithley Instruments Inc.	480	2,659
LoJack Corp.(a)	512	2,606
Methode Electronics Inc.	1,009	8,748
Mettler-Toledo International Inc.(a)	929	84,158
National Instruments Corp.	1,604	44,319
Park Electrochemical Corp.	587	14,470
PerkinElmer Inc.	3,256	62,645
Plexus Corp.(a)	987	25,998
Rogers Corp.(a)	497	14,895
Sonic Solutions Inc.(a)(b)	643	3,813
Technitrol Inc.	1,142	10,518
Thermo Fisher Scientific Inc.(a)	11,179	488,187
Thomas & Betts Corp.(a)	1,503	45,210
Trimble Navigation Ltd.(a)	3,304	78,999
TTM Technologies Inc.(a)	991	11,367
Varian Inc.(a)	752	38,397

Vishay Intertechnology Inc.(a)	5,149	40,677
Waters Corp.(a)	2,642	147,582
Watts Water Technologies Inc. Class A	753	22,778
Woodward Governor Co.	1,451	35,201

		2,424,908
ENERGY - ALTERNATE SOURCES – 0.00%
Headwaters Inc.(a)	1,114	4,311

		4,311
ENGINEERING & CONSTRUCTION – 0.30%
AECOM Technology Corp.(a)	2,991	81,176
Dycom Industries Inc.(a)	1,220	15,006
EMCOR Group Inc.(a)	1,828	46,285
Fluor Corp.	4,927	250,538
Granite Construction Inc.	895	27,691
Insituform Technologies Inc. Class A(a)	1,092	20,901
Jacobs Engineering Group Inc.(a)	3,430	157,608
KBR Inc.	4,361	101,568
Shaw Group Inc. (The)(a)	2,219	71,208
Stanley Inc.(a)	374	9,619
URS Corp.(a)	2,341	102,185

		883,785
ENTERTAINMENT – 0.11%
DreamWorks Animation SKG Inc. Class A(a)	2,055	73,096
International Game Technology	8,067	173,279
International Speedway Corp. Class A	760	20,953
Pinnacle Entertainment Inc.(a)	1,600	16,304
Scientific Games Corp. Class A(a)	1,867	29,555
Shuffle Master Inc.(a)	1,186	11,172

		324,359
ENVIRONMENTAL CONTROL – 0.33%
Calgon Carbon Corp.(a)	1,592	23,609
Clean Harbors Inc.(a)	640	36,006
Darling International Inc.(a)	2,330	17,125
Mine Safety Appliances Co.	843	23,191
Republic Services Inc.	8,886	236,101
Stericycle Inc.(a)	2,337	113,228
Tetra Tech Inc.(a)	1,620	42,979
Waste Connections Inc.(a)	2,215	63,925
Waste Management Inc.	13,471	401,705

		957,869
FOOD – 1.86%
Cal-Maine Foods Inc.(b)	348	9,316
Campbell Soup Co.	5,208	169,885
ConAgra Foods Inc.	12,027	260,745
Corn Products International Inc.	2,082	59,379
Dean Foods Co.(a)	4,889	86,975
Diamond Foods Inc.	452	14,337
Flowers Foods Inc.	2,015	52,974
General Mills Inc.	8,913	573,819
Great Atlantic & Pacific Tea Co. Inc. (The)(a)	1,067	9,507
H.J. Heinz Co.	8,645	343,639
Hain Celestial Group Inc.(a)	1,093	20,953
Hershey Co. (The)	4,543	176,541
Hormel Foods Corp.	1,875	66,600
J&J Snack Foods Corp.	377	16,283

J.M. Smucker Co. (The)	3,268	173,237
Kellogg Co.	7,037	346,432
Kraft Foods Inc. Class A	40,387	1,060,966
Kroger Co. (The)	17,940	370,282
Lance Inc.	860	22,205
McCormick & Co. Inc. NVS	3,626	123,066
Nash-Finch Co.	352	9,624
Ralcorp Holdings Inc.(a)	1,577	92,207
Ruddick Corp.	1,147	30,533
Safeway Inc.	11,303	222,895
Sanderson Farms Inc.	462	17,390
Sara Lee Corp.	19,154	213,376
Smithfield Foods Inc.(a)(b)	3,873	53,447
Spartan Stores Inc.	612	8,648
SUPERVALU Inc.	5,940	89,456
Sysco Corp.	16,140	401,079
Tootsie Roll Industries Inc.	630	14,981
TreeHouse Foods Inc.(a)	881	31,425
Tyson Foods Inc. Class A	8,382	105,865
United Natural Foods Inc.(a)	1,142	27,317
Whole Foods Market Inc.(a)	3,845	117,234

		5,392,618
FOREST PRODUCTS & PAPER – 0.36%
Buckeye Technologies Inc.(a)	1,095	11,749
Clearwater Paper Corp.(a)	317	13,102
Deltic Timber Corp.	244	11,168
International Paper Co.	11,782	261,914
Louisiana-Pacific Corp.(a)	2,871	19,150
MeadWestvaco Corp.	4,735	105,638
Neenah Paper Inc.	470	5,532
Plum Creek Timber Co. Inc.	4,530	138,799
Potlatch Corp.	1,112	31,636
Rayonier Inc.	2,154	88,120
Rock-Tenn Co. Class A	1,010	47,581
Schweitzer-Mauduit International Inc.	392	21,309
Temple-Inland Inc.	3,071	50,426
Wausau Paper Corp.	1,491	14,910
Weyerhaeuser Co.	5,798	212,497

		1,033,531
GAS – 0.40%
AGL Resources Inc.	2,177	76,783
Atmos Energy Corp.	2,450	69,041
Energen Corp.	1,923	82,881
Laclede Group Inc. (The)	639	20,550
New Jersey Resources Corp.	1,075	39,033
Nicor Inc.	1,230	45,006
NiSource Inc.	7,721	107,245
Northwest Natural Gas Co.	756	31,495
Piedmont Natural Gas Co.	2,095	50,154
Sempra Energy	6,715	334,474
South Jersey Industries Inc.	847	29,899
Southern Union Co.	3,333	69,293
Southwest Gas Corp.	1,147	29,340
UGI Corp.	2,945	73,802
Vectren Corp.	2,207	50,849
WGL Holdings Inc.	1,450	48,053

		1,157,898

HAND & MACHINE TOOLS – 0.14%
Baldor Electric Co.	1,056	28,871
Black & Decker Corp. (The)	1,700	78,693
Kennametal Inc.	2,201	54,167
Lincoln Electric Holdings Inc.	1,210	57,414
Regal Beloit Corp.	967	44,202
Snap-On Inc.	1,571	54,608
Stanley Works (The)	2,137	91,229

		409,184
HEALTH CARE - PRODUCTS – 3.79%
Abaxis Inc.(a)	625	16,719
Align Technology Inc.(a)	1,829	26,008
American Medical Systems Holdings Inc.(a)	2,030	34,348
Baxter International Inc.	16,523	941,976
Beckman Coulter Inc.	1,887	130,090
Becton, Dickinson and Co.	6,528	455,328
Boston Scientific Corp.(a)	41,193	436,234
C.R. Bard Inc.	2,649	208,238
CareFusion Corp.(a)	5,076	110,657
CONMED Corp.(a)	878	16,831
Cooper Companies Inc. (The)	1,237	36,776
Cyberonics Inc.(a)	646	10,297
DENTSPLY International Inc.	4,009	138,471
Edwards Lifesciences Corp.(a)	1,580	110,458
Gen-Probe Inc.(a)	1,410	58,430
Haemonetics Corp.(a)	735	41,248
Hanger Orthopedic Group Inc.(a)	862	11,956
Henry Schein Inc.(a)	2,468	135,518
Hill-Rom Holdings Inc.	1,728	37,636
Hologic Inc.(a)	6,984	114,119
ICU Medical Inc.(a)	381	14,044
IDEXX Laboratories Inc.(a)	1,618	80,900
Immucor Inc.(a)	2,015	35,665
Intuitive Surgical Inc.(a)(b)	1,035	271,429
Invacare Corp.	950	21,166
Johnson & Johnson	75,446	4,593,907
Kensey Nash Corp.(a)	342	9,901
Kinetic Concepts Inc.(a)	1,711	63,273
LCA-Vision Inc.(a)	599	4,199
Masimo Corp.(a)	1,498	39,248
Medtronic Inc.	30,306	1,115,261
Meridian Bioscience Inc.	1,204	30,112
Merit Medical Systems Inc.(a)	735	12,738
Natus Medical Inc.(a)	755	11,650
Osteotech Inc.(a)	587	2,612
Palomar Medical Technologies Inc.(a)	480	7,781
Patterson Companies Inc.(a)	2,621	71,422
PSS World Medical Inc.(a)	1,558	34,011
ResMed Inc.(a)	2,118	95,734
St. Jude Medical Inc.(a)	9,587	373,989
Steris Corp.	1,554	47,319
Stryker Corp.	7,736	351,446
SurModics Inc.(a)	464	11,414
Symmetry Medical Inc.(a)	992	10,287
TECHNE Corp.	1,011	63,238
Thoratec Corp.(a)	1,554	47,040
Varian Medical Systems Inc.(a)	3,498	147,371
West Pharmaceutical Services Inc.	961	39,026
Zimmer Holdings Inc.(a)	5,890	314,820
Zoll Medical Corp.(a)	610	13,127

		11,005,468

HEALTH CARE - SERVICES – 1.22%
Aetna Inc.	11,936	332,179
Air Methods Corp.(a)	336	10,944
Almost Family Inc.(a)	181	5,385
Amedisys Inc.(a)	813	35,471
AMERIGROUP Corp.(a)	1,483	32,878
AmSurg Corp.(a)	860	18,258
Bio-Reference Laboratories Inc.(a)	315	10,836
Centene Corp.(a)	1,226	23,220
Community Health Systems Inc.(a)	2,503	79,921
Covance Inc.(a)	1,710	92,596
Coventry Health Care Inc.(a)	4,008	80,000
DaVita Inc.(a)	2,828	160,178
Genoptix Inc.(a)	432	15,025
Gentiva Health Services Inc.(a)	719	17,982
Health Management Associates Inc. Class A(a)	6,700	50,183
Health Net Inc.(a)	2,752	42,381
Healthways Inc.(a)	972	14,891
Humana Inc.(a)	4,625	172,513
IPC The Hospitalist Co. Inc.(a)	388	12,203
Kindred Healthcare Inc.(a)	1,182	19,184
Laboratory Corp. of America Holdings(a)	2,987	196,246
LHC Group Inc.(a)	455	13,618
LifePoint Hospitals Inc.(a)	1,519	41,104
Lincare Holdings Inc.(a)	1,889	59,031
Magellan Health Services Inc.(a)	960	29,818
MedCath Corp.(a)	357	3,131
MEDNAX Inc.(a)	1,222	67,112
Molina Healthcare Inc.(a)	383	7,924
Odyssey Healthcare Inc.(a)	1,093	13,663
Psychiatric Solutions Inc.(a)	1,486	39,765
Quest Diagnostics Inc.	4,278	223,269
RehabCare Group Inc.(a)	473	10,259
Res-Care Inc.(a)	588	8,355
Tenet Healthcare Corp.(a)	12,021	70,683
UnitedHealth Group Inc.	31,830	797,023
Universal Health Services Inc. Class B	1,354	83,853
WellCare Health Plans Inc.(a)	1,198	29,531
WellPoint Inc.(a)	13,009	616,106

		3,536,719
HOLDING COMPANIES - DIVERSIFIED – 0.04%
Leucadia National Corp.(a)	5,178	128,000

		128,000
HOME BUILDERS – 0.20%
D.R. Horton Inc.	7,371	84,103
KB Home	1,923	31,941
Lennar Corp. Class A	4,276	60,933
M.D.C. Holdings Inc.	966	33,559
M/I Homes Inc.(a)	369	5,015
Meritage Homes Corp.(a)	762	15,469
NVR Inc.(a)	155	98,792
Pulte Homes Inc.	8,692	95,525
Ryland Group Inc.	1,084	22,840
Skyline Corp.	224	5,053
Standard-Pacific Corp.(a)	2,529	9,332

Thor Industries Inc.	976	30,207
Toll Brothers Inc.(a)	3,771	73,685
Winnebago Industries Inc.(a)	891	13,107

		579,561
HOME FURNISHINGS – 0.09%
Audiovox Corp. Class A(a)	514	3,521
DTS Inc.(a)	482	13,197
Ethan Allen Interiors Inc.	597	9,851
Harman International Industries Inc.	1,903	64,474
La-Z-Boy Inc.	1,566	13,546
Universal Electronics Inc.(a)	395	8,066
Whirlpool Corp.	2,010	140,620

		253,275
HOUSEHOLD PRODUCTS & WARES – 0.53%
American Greetings Corp. Class A	1,205	26,872
Avery Dennison Corp.	3,129	112,675
Blyth Inc.	181	7,010
Central Garden & Pet Co. Class A(a)	2,030	22,188
Church & Dwight Co. Inc.	1,931	109,565
Clorox Co. (The)	3,810	224,104
Fortune Brands Inc.	4,152	178,453
Fossil Inc.(a)	1,325	37,696
Helen of Troy Ltd.(a)	839	16,302
Kid Brands Inc.(a)	340	2,108
Kimberly-Clark Corp.	11,351	669,482
Scotts Miracle-Gro Co. (The) Class A	1,260	54,117
Standard Register Co. (The)	391	2,299
Tupperware Brands Corp.	1,687	67,345
WD-40 Co.	478	13,575

		1,543,791
HOUSEWARES – 0.06%
National Presto Industries Inc.	126	10,900
Newell Rubbermaid Inc.	7,714	121,033
Toro Co. (The)	1,001	39,810

		171,743
INSURANCE – 2.89%
Aflac Inc.	12,790	546,645
Allstate Corp. (The)	14,653	448,675
American Financial Group Inc.	2,185	55,718
American International Group Inc.(a)	3,651	161,046
American Physicians Capital Inc.	297	8,557
Amerisafe Inc.(a)	525	9,056
Aon Corp.	7,479	304,321
Arthur J. Gallagher & Co.	2,668	65,019
Assurant Inc.	3,263	104,612
Brown & Brown Inc.	3,184	61,005
Chubb Corp.	9,563	482,071
CIGNA Corp.	7,410	208,147
Cincinnati Financial Corp.	4,455	115,785
Delphi Financial Group Inc. Class A	1,243	28,129
eHealth Inc.(a)	694	10,077
Employers Holdings Inc.	1,285	19,892
Everest Re Group Ltd.	1,639	143,740
Fidelity National Financial Inc. Class A	6,407	96,618
First American Corp.	2,495	80,763
Genworth Financial Inc. Class A	13,141	157,035

Hanover Insurance Group Inc. (The)	1,450	59,929
Hartford Financial Services Group Inc. (The)	10,590	280,635
HCC Insurance Holdings Inc.	3,143	85,961
Horace Mann Educators Corp.	1,233	17,225
Infinity Property and Casualty Corp.	396	16,822
Lincoln National Corp.	8,343	216,167
Loews Corp.	9,946	340,651
Marsh & McLennan Companies Inc.	14,273	352,971
MBIA Inc.(a)(b)	3,920	30,419
Mercury General Corp.	1,008	36,469
MetLife Inc.	22,417	853,415
Navigators Group Inc. (The)(a)	380	20,900
Old Republic International Corp.	6,490	79,048
Presidential Life Corp.	602	6,237
Principal Financial Group Inc.	8,777	240,402
ProAssurance Corp.(a)	891	46,501
Progressive Corp. (The)(a)	18,494	306,631
Protective Life Corp.	2,445	52,372
Prudential Financial Inc.	12,680	632,859
Reinsurance Group of America Inc.	1,972	87,951
RLI Corp.	474	25,018
Safety Insurance Group Inc.	331	10,897
Selective Insurance Group Inc.	1,559	24,523
StanCorp Financial Group Inc.	1,347	54,378
Stewart Information Services Corp.	587	7,261
Torchmark Corp.	2,266	98,412
Tower Group Inc.	1,146	27,951
Travelers Companies Inc. (The)	15,542	765,133
United Fire & Casualty Co.	585	10,472
Unitrin Inc.	1,446	28,183
Unum Group	9,109	195,297
W.R. Berkley Corp.	3,597	90,932
XL Capital Ltd. Class A	9,462	165,207
Zenith National Insurance Corp.	983	30,375

		8,404,515
INTERNET – 2.44%
Akamai Technologies Inc.(a)	4,776	93,992
Amazon.com Inc.(a)	9,130	852,377
Avocent Corp.(a)	1,075	21,790
Blue Coat Systems Inc.(a)	986	22,274
Blue Nile Inc.(a)	383	23,792
comScore Inc.(a)	513	9,239
CyberSource Corp.(a)	1,835	30,589
DealerTrack Holdings Inc.(a)	969	18,324
Digital River Inc.(a)	1,067	43,021
eBay Inc.(a)	30,825	727,778
Equinix Inc.(a)(b)	1,081	99,452
eResearchTechnology Inc.(a)	1,200	8,400
Expedia Inc.(a)	5,684	136,132
F5 Networks Inc.(a)	2,137	84,689
Google Inc. Class A(a)	6,587	3,266,164
InfoSpace Inc.(a)	772	5,975
j2 Global Communications Inc.(a)	1,163	26,761
Knot Inc. (The)(a)	768	8,387
McAfee Inc.(a)	4,265	186,764
Netflix Inc.(a)(b)	1,224	56,512
NutriSystem Inc.(b)	965	14,726
PCTEL Inc.(a)	639	3,994
Perficient Inc.(a)	848	7,013

Priceline.com Inc.(a)	1,157	191,854
Stamps.com Inc.(a)	282	2,609
Symantec Corp.(a)	22,189	365,453
United Online Inc.	2,453	19,722
ValueClick Inc.(a)	2,248	29,651
VeriSign Inc.(a)	5,354	126,836
Websense Inc.(a)	1,103	18,530
Yahoo! Inc.(a)	32,669	581,835

		7,084,635
INVESTMENT COMPANIES – 0.01%
Apollo Investment Corp.	4,547	43,424

		43,424
IRON & STEEL – 0.37%
AK Steel Holding Corp.	3,051	60,196
Allegheny Technologies Inc.	2,721	95,208
Carpenter Technology Corp.	1,295	30,290
Cliffs Natural Resources Inc.	3,555	115,040
Gibraltar Industries Inc.	849	11,266
Nucor Corp.	8,668	407,483
Olympic Steel Inc.	253	7,259
Reliance Steel & Aluminum Co.	1,705	72,565
Steel Dynamics Inc.	5,848	89,708
United States Steel Corp.	3,912	173,575

		1,062,590
LEISURE TIME – 0.25%
Arctic Cat Inc.	351	2,478
Brunswick Corp.	2,670	31,987
Callaway Golf Co.	1,958	14,900
Carnival Corp.	12,031	400,392
Harley-Davidson Inc.	6,350	146,050
Interval Leisure Group Inc.(a)	1,091	13,616
Life Time Fitness Inc.(a)	1,094	30,687
Multimedia Games Inc.(a)	772	3,953
Nautilus Inc.(a)	953	1,620
Polaris Industries Inc.	953	38,863
WMS Industries Inc.(a)	1,183	52,714

		737,260
LODGING – 0.21%
Boyd Gaming Corp.(a)	1,716	18,756
Marcus Corp.	639	8,173
Marriott International Inc. Class A	6,838	188,660
Monarch Casino & Resort Inc.(a)	280	3,013
Starwood Hotels & Resorts Worldwide Inc.	5,057	167,033
Wyndham Worldwide Corp.	4,989	81,420
Wynn Resorts Ltd.(a)	1,914	135,683

		602,738
MACHINERY – 0.94%
AGCO Corp.(a)	2,581	71,313
Albany International Corp. Class A	629	12,203
Applied Industrial Technologies Inc.	1,013	21,435
Astec Industries Inc.(a)	500	12,735
Briggs & Stratton Corp.	1,487	28,863
Bucyrus International Inc.	2,062	73,448
Cascade Corp.	281	7,514
Caterpillar Inc.	16,967	870,916

Cognex Corp.	975	15,971
Cummins Inc.	5,530	247,799
Deere & Co.	11,630	499,160
Flowserve Corp.	1,523	150,076
Gardner Denver Inc.(a)	1,492	52,041
Gerber Scientific Inc.(a)	730	4,365
Graco Inc.	1,694	47,212
IDEX Corp.	2,221	62,077
Intermec Inc.(a)	1,345	18,965
Intevac Inc.(a)	600	8,064
Joy Global Inc.	2,753	134,732
Lindsay Corp.	347	13,665
Nordson Corp.	873	48,967
Robbins & Myers Inc.	893	20,968
Rockwell Automation Inc.	3,874	165,032
Terex Corp.(a)	2,915	60,428
Wabtec Corp.	1,234	46,312
Zebra Technologies Corp. Class A(a)	1,543	40,010

		2,734,271
MANUFACTURING – 3.53%
A.O. Smith Corp.	605	23,051
Actuant Corp. Class A	1,935	31,076
Acuity Brands Inc.	1,113	35,850
AptarGroup Inc.	1,798	67,173
AZZ Inc.(a)	350	14,060
Barnes Group Inc.	1,047	17,893
Brink’s Co. (The)	1,305	35,118
Carlisle Companies Inc.	1,713	58,088
Ceradyne Inc.(a)	732	13,418
CLARCOR Inc.	1,464	45,911
Crane Co.	1,247	32,185
Danaher Corp.	7,104	478,241
Donaldson Co. Inc.	2,156	74,662
Dover Corp.	5,119	198,412
Eastman Kodak Co.	7,716	36,882
Eaton Corp.	4,555	257,767
EnPro Industries Inc.(a)	602	13,762
ESCO Technologies Inc.(a)	730	28,762
Federal Signal Corp.	1,440	10,354
General Electric Co.	290,928	4,777,038
Griffon Corp.(a)	1,435	14,450
Harsco Corp.	2,148	76,061
Honeywell International Inc.	20,651	767,185
Illinois Tool Works Inc.	10,524	449,480
ITT Corp.	4,979	259,655
Lancaster Colony Corp.	487	24,968
Leggett & Platt Inc.	4,207	81,616
Lydall Inc.(a)	391	2,057
Matthews International Corp. Class A	823	29,118
Myers Industries Inc.	879	9,467
Pall Corp.	3,161	102,037
Parker Hannifin Corp.	4,439	230,118
Pentair Inc.	2,627	77,549
Roper Industries Inc.	2,466	125,717
SPX Corp.	1,346	82,469
Standex International Corp.	350	6,941
Sturm, Ruger & Co. Inc.(b)	367	4,749
Teleflex Inc.	1,107	53,479
Textron Inc.	7,346	139,427

3M Co.	19,100	1,409,580
Tredegar Corp.	618	8,961
Trinity Industries Inc.	2,228	38,299

		10,243,086
MEDIA – 2.21%
CBS Corp. Class B NVS	18,408	221,816
Comcast Corp. Class A	78,575	1,327,132
DIRECTV Group Inc. (The)(a)(b)	12,289	338,931
E.W. Scripps Co. (The) Class A(a)	861	6,457
Gannett Co. Inc.	6,255	78,250
John Wiley & Sons Inc. Class A	1,234	42,919
McGraw-Hill Companies Inc. (The)	8,563	215,274
Meredith Corp.(b)	929	27,814
New York Times Co. (The) Class A	2,951	23,962
News Corp. Class A	61,567	738,188
Scholastic Corp.	643	15,651
Scripps Networks Interactive Inc. Class A	2,372	87,645
Time Warner Cable Inc.	9,663	416,379
Time Warner Inc.	32,465	934,343
Viacom Inc. Class B NVS(a)	16,597	465,380
Walt Disney Co. (The)	50,831	1,395,819
Washington Post Co. (The) Class B	170	79,574

		6,415,534
METAL FABRICATE & HARDWARE – 0.22%
A.M. Castle & Co.	350	3,479
CIRCOR International Inc.	472	13,339
Commercial Metals Co.	3,092	55,347
Kaydon Corp.	884	28,659
Lawson Products Inc.	135	2,350
Mueller Industries Inc.	1,096	26,162
Precision Castparts Corp.	3,832	390,366
Timken Co. (The)	2,061	48,289
Valmont Industries Inc.	561	47,786
Worthington Industries Inc.	1,665	23,144

		638,921
MINING – 0.68%
Alcoa Inc.	26,604	349,044
AMCOL International Corp.	625	14,306
Brush Engineered Materials Inc.(a)	587	14,358
Century Aluminum Co.(a)	1,013	9,472
Freeport-McMoRan Copper & Gold Inc.	11,277	773,715
Newmont Mining Corp.	13,414	590,484
RTI International Metals Inc.(a)	845	21,049
Titanium Metals Corp.	2,121	20,340
Vulcan Materials Co.	3,443	186,163

		1,978,931
MISCELLANEOUS - MANUFACTURING – 0.00%
John Bean Technologies Corp.	756	13,737

		13,737
OFFICE & BUSINESS EQUIPMENT – 0.11%
Pitney Bowes Inc.	5,773	143,459
Xerox Corp.	23,596	182,633

		326,092

OFFICE FURNISHINGS – 0.02%
Herman Miller Inc.	1,562	26,413
HNI Corp.(b)	1,347	31,789
Interface Inc. Class A	1,487	12,342

		70,544
OIL & GAS – 8.88%
Anadarko Petroleum Corp.	13,432	842,589
Apache Corp.	9,188	843,734
Atwood Oceanics Inc.(a)	1,545	54,492
Bill Barrett Corp.(a)	1,081	35,446
Cabot Oil & Gas Corp.	2,795	99,921
Chesapeake Energy Corp.	17,603	499,925
Chevron Corp.	54,905	3,866,959
Cimarex Energy Co.	2,341	101,412
Comstock Resources Inc.(a)	1,263	50,621
ConocoPhillips	40,600	1,833,496
Denbury Resources Inc.(a)	6,923	104,745
Devon Energy Corp.	12,153	818,261
Diamond Offshore Drilling Inc.	1,930	184,354
Encore Acquisition Co.(a)	1,488	55,651
ENSCO International Inc.	3,859	164,162
EOG Resources Inc.	6,899	576,135
EQT Corp.	3,564	151,826
Exxon Mobil Corp.	131,564	9,026,606
Forest Oil Corp.(a)	3,015	59,004
Frontier Oil Corp.	2,812	39,143
Helmerich & Payne Inc.	2,946	116,455
Hess Corp.	7,982	426,718
Holly Corp.	1,128	28,899
Marathon Oil Corp.	19,353	617,361
Mariner Energy Inc.(a)	2,808	39,817
Murphy Oil Corp.	5,210	299,940
Nabors Industries Ltd.(a)	7,844	163,940
Newfield Exploration Co.(a)	3,694	157,217
Noble Energy Inc.	4,726	311,727
Occidental Petroleum Corp.	22,195	1,740,088
Patterson-UTI Energy Inc.	4,056	61,246
Penn Virginia Corp.	1,337	30,631
Petroleum Development Corp.(a)	479	8,938
PetroQuest Energy Inc.(a)	1,243	8,067
Pioneer Drilling Co.(a)	1,445	10,606
Pioneer Natural Resources Co.	3,159	114,640
Plains Exploration & Production Co.(a)	3,769	104,251
Pride International Inc.(a)	4,724	143,799
Quicksilver Resources Inc.(a)	3,174	45,039
Range Resources Corp.	4,335	213,976
Rowan Companies Inc.	3,129	72,186
Seahawk Drilling Inc.(a)	315	9,793
Southwestern Energy Co.(a)	9,427	402,344
St. Mary Land & Exploration Co.	1,723	55,929
Stone Energy Corp.(a)	1,240	20,224
Sunoco Inc.	3,204	91,154
Swift Energy Co.(a)	1,114	26,380
Tesoro Corp.	3,939	59,006
Unit Corp.(a)	1,062	43,808
Valero Energy Corp.	15,370	298,024
XTO Energy Inc.	15,877	656,038

		25,786,723

OIL & GAS SERVICES – 1.64%
Baker Hughes Inc.	8,472	361,416
Basic Energy Services Inc.(a)	635	5,391
BJ Services Co.	7,901	153,516
Cameron International Corp.(a)	6,057	229,076
CARBO Ceramics Inc.	485	25,002
Dril-Quip Inc.(a)	827	41,052
Exterran Holdings Inc.(a)	1,640	38,934
FMC Technologies Inc.(a)	3,314	173,123
Gulf Island Fabrication Inc.	335	6,278
Halliburton Co.	24,673	669,132
Helix Energy Solutions Group Inc.(a)	2,353	35,248
Hornbeck Offshore Services Inc.(a)	717	19,761
ION Geophysical Corp.(a)	2,546	8,962
Lufkin Industries Inc.	459	24,410
Matrix Service Co.(a)	648	7,044
NATCO Group Inc. Class A(a)	497	22,007
National Oilwell Varco Inc.(a)	11,504	496,167
Oceaneering International Inc.(a)	1,500	85,125
Oil States International Inc.(a)	1,355	47,601
Schlumberger Ltd.	32,795	1,954,582
SEACOR Holdings Inc.(a)	537	43,835
Smith International Inc.	6,082	174,553
Superior Energy Services Inc.(a)	2,098	47,247
Superior Well Services Inc.(a)	468	4,530
Tetra Technologies Inc.(a)	1,982	19,206
Tidewater Inc.	1,401	65,973

		4,759,171
PACKAGING & CONTAINERS – 0.26%
Ball Corp.	2,584	127,133
Bemis Co. Inc.	3,034	78,611
Greif Inc. Class A	895	49,270
Owens-Illinois Inc.(a)	4,630	170,847
Packaging Corp. of America	2,941	59,996
Pactiv Corp.(a)	3,553	92,556
Sealed Air Corp.	4,477	87,884
Sonoco Products Co.	2,802	77,167

		743,464
PHARMACEUTICALS – 5.93%
Abbott Laboratories	42,325	2,093,818
Allergan Inc.	8,389	476,160
AmerisourceBergen Corp.	8,040	179,935
Bristol-Myers Squibb Co.	54,347	1,223,894
Cardinal Health Inc.	9,803	262,720
Catalyst Health Solutions Inc.(a)	1,109	32,327
Cephalon Inc.(a)(b)	2,038	118,693
Cubist Pharmaceuticals Inc.(a)	1,624	32,805
Eli Lilly and Co.	27,719	915,559
Endo Pharmaceuticals Holdings Inc.(a)	3,170	71,737
Express Scripts Inc.(a)	7,504	582,160
Forest Laboratories Inc.(a)	8,242	242,644
Gilead Sciences Inc.(a)	24,805	1,155,417
Hospira Inc.(a)	4,417	196,998
King Pharmaceuticals Inc.(a)	6,865	73,936
Mannatech Inc.	467	1,789
Medco Health Solutions Inc.(a)	12,973	717,537
Medicis Pharmaceutical Corp. Class A	1,579	33,712
Merck & Co. Inc.	57,739	1,826,285
Mylan Inc.(a)(b)	8,219	131,586

NBTY Inc.(a)	1,715	67,880
Neogen Corp.(a)	416	13,433
Omnicare Inc.	3,231	72,762
OSI Pharmaceuticals Inc.(a)	1,617	57,080
Par Pharmaceutical Companies Inc.(a)	1,007	21,661
Perrigo Co.	2,225	75,628
PetMed Express Inc.	646	12,177
Pfizer Inc.	184,774	3,058,010
PharMerica Corp.(a)	766	14,225
Salix Pharmaceuticals Ltd.(a)	1,368	29,084
Schering-Plough Corp.	44,738	1,263,849
Sepracor Inc.(a)	3,088	70,715
Theragenics Corp.(a)	970	1,552
United Therapeutics Corp.(a)	1,256	61,531
Valeant Pharmaceuticals International(a)	1,778	49,891
VCA Antech Inc.(a)	2,333	62,734
ViroPharma Inc.(a)	2,325	22,367
Watson Pharmaceuticals Inc.(a)	2,850	104,424
Wyeth	36,551	1,775,648

		17,204,363
PIPELINES – 0.42%
El Paso Corp.	19,139	197,514
National Fuel Gas Co.	2,223	101,836
ONEOK Inc.	2,840	104,001
Questar Corp.	4,842	181,866
Spectra Energy Corp.	17,679	334,840
Williams Companies Inc. (The)	16,056	286,921

		1,206,978
REAL ESTATE – 0.05%
CB Richard Ellis Group Inc. Class A(a)	6,688	78,517
Forestar Group Inc.(a)	1,007	17,300
Jones Lang LaSalle Inc.	1,157	54,807

		150,624
REAL ESTATE INVESTMENT TRUSTS – 1.70%
Acadia Realty Trust	949	14,301
Alexandria Real Estate Equities Inc.	1,090	59,242
AMB Property Corp.	3,905	89,620
Apartment Investment and Management Co. Class A	3,342	49,295
AvalonBay Communities Inc.	2,158	156,951
BioMed Realty Trust Inc.	2,698	37,232
Boston Properties Inc.	3,770	247,124
BRE Properties Inc. Class A	1,473	46,105
Camden Property Trust	1,718	69,235
Cedar Shopping Centers Inc.	1,234	7,959
Colonial Properties Trust	1,322	12,863
Corporate Office Properties Trust	1,581	58,307
Cousins Properties Inc.	2,174	18,001
DiamondRock Hospitality Co.(a)	2,725	22,073
Duke Realty Corp.	5,937	71,303
EastGroup Properties Inc.	714	27,289
Entertainment Properties Trust	886	30,248
Equity One Inc.(b)	999	15,654
Equity Residential	7,461	229,053
Essex Property Trust Inc.	753	59,924
Extra Space Storage Inc.	2,350	24,793
Federal Realty Investment Trust	1,704	104,574

Franklin Street Properties Corp.	1,649	21,602
HCP Inc.	8,111	233,110
Health Care REIT Inc.	3,282	136,597
Healthcare Realty Trust Inc.	1,649	34,843
Highwoods Properties Inc.	1,949	61,296
Home Properties Inc.	967	41,668
Hospitality Properties Trust	3,360	68,443
Host Hotels & Resorts Inc.	16,473	193,887
Inland Real Estate Corp.	1,758	15,400
Kilroy Realty Corp.	1,147	31,818
Kimco Realty Corp.	10,267	133,882
Kite Realty Group Trust	2,033	8,478
LaSalle Hotel Properties	1,728	33,972
Lexington Realty Trust	2,617	13,347
Liberty Property Trust	3,073	99,965
LTC Properties Inc.	598	14,376
Macerich Co. (The)	2,160	65,513
Mack-Cali Realty Corp.	2,133	68,960
Medical Properties Trust Inc.	2,097	16,378
Mid-America Apartment Communities Inc.	825	37,232
National Retail Properties Inc.	2,219	47,642
Nationwide Health Properties Inc.	2,935	90,956
Omega Healthcare Investors Inc.	2,279	36,510
Parkway Properties Inc.	685	13,495
Pennsylvania Real Estate Investment Trust	982	7,473
Post Properties Inc.	1,216	21,888
ProLogis	12,245	145,960
PS Business Parks Inc.	470	24,120
Public Storage	3,712	279,291
Realty Income Corp.(b)	2,885	74,000
Regency Centers Corp.	2,181	80,806
Senior Housing Properties Trust	3,500	66,885
Simon Property Group Inc.	7,751	538,152
SL Green Realty Corp.(b)	2,061	90,375
Sovran Self Storage Inc.	664	20,206
Tanger Factory Outlet Centers Inc.	1,107	41,335
UDR Inc.	3,994	62,866
Urstadt Biddle Properties Inc. Class A	570	8,316
Ventas Inc.	4,329	166,667
Vornado Realty Trust	4,251	273,807
Weingarten Realty Investors	2,836	56,493

		4,929,156
RETAIL – 6.31%
Abercrombie & Fitch Co. Class A	2,347	77,169
Advance Auto Parts Inc.	2,674	105,035
Aeropostale Inc.(a)	1,814	78,855
American Eagle Outfitters Inc.	5,558	93,708
AnnTaylor Stores Corp.(a)	1,690	26,854
AutoNation Inc.(a)(b)	2,476	44,766
AutoZone Inc.(a)(b)	872	127,504
Barnes & Noble Inc.(b)	1,169	25,975
Bed Bath & Beyond Inc.(a)	7,191	269,950
Best Buy Co. Inc.	9,394	352,463
Big 5 Sporting Goods Corp.	634	9,573
Big Lots Inc.(a)	2,324	58,146
BJ’s Wholesale Club Inc.(a)	1,559	56,467
Bob Evans Farms Inc.	791	22,986
Brinker International Inc.	2,826	44,453
Brown Shoe Co. Inc.	1,202	9,640

Buckle Inc. (The)(b)	610	20,825
Buffalo Wild Wings Inc.(a)	462	19,224
Cabela’s Inc.(a)(b)	1,120	14,941
California Pizza Kitchen Inc.(a)	788	12,309
CarMax Inc.(a)	5,985	125,087
Casey’s General Stores Inc.	1,479	46,411
Cash America International Inc.	857	25,847
Cato Corp. (The) Class A	885	17,957
CEC Entertainment Inc.(a)	698	18,050
Cheesecake Factory Inc. (The)(a)	1,568	29,039
Chico’s FAS Inc.(a)	5,042	65,546
Children’s Place Retail Stores Inc. (The)(a)	803	24,058
Chipotle Mexican Grill Inc. Class A(a)(b)	842	81,716
Christopher & Banks Corp.	1,011	6,844
CKE Restaurants Inc.	1,297	13,606
Coldwater Creek Inc.(a)	1,672	13,710
Collective Brands Inc.(a)	1,662	28,802
Copart Inc.(a)	1,874	62,236
Costco Wholesale Corp.	11,905	672,156
Cracker Barrel Old Country Store Inc.	545	18,748
CVS Caremark Corp.	39,516	1,412,302
Darden Restaurants Inc.	3,768	128,602
Dick’s Sporting Goods Inc.(a)	2,429	54,410
DineEquity Inc.(b)	359	8,885
Dollar Tree Inc.(a)	2,444	118,974
Dress Barn Inc.(a)	1,353	24,259
Family Dollar Stores Inc.	3,920	103,488
Finish Line Inc. (The) Class A	1,477	15,006
First Cash Financial Services Inc.(a)	760	13,019
Foot Locker Inc.	4,408	52,676
Fred’s Inc. Class A	1,136	14,461
GameStop Corp. Class A(a)	4,592	121,550
Gap Inc. (The)	13,185	282,159
Genesco Inc.(a)	594	14,298
Group 1 Automotive Inc.	632	16,969
Haverty Furniture Companies Inc.(a)	730	8,621
Hibbett Sports Inc.(a)	913	16,644
Home Depot Inc. (The)	46,642	1,242,543
Hot Topic Inc.(a)	1,330	9,962
HSN Inc.(a)	1,091	17,761
Insight Enterprises Inc.(a)	1,449	17,692
J. Crew Group Inc.(a)	1,455	52,118
J.C. Penney Co. Inc.	6,500	219,375
Jack in the Box Inc.(a)	1,501	30,755
Jo-Ann Stores Inc.(a)	641	17,198
Jos. A. Bank Clothiers Inc.(a)	460	20,594
Kohl’s Corp.(a)	8,350	476,368
Landry’s Restaurants Inc.(a)	50	525
Limited Brands Inc.	7,166	121,750
Lithia Motors Inc. Class A	405	6,314
Lowe’s Companies Inc.	40,459	847,211
Macy’s Inc.	11,457	209,549
MarineMax Inc.(a)	470	3,671
McDonald’s Corp.	29,881	1,705,309
Men’s Wearhouse Inc. (The)	1,497	36,976
Movado Group Inc.	591	8,587
MSC Industrial Direct Co. Inc. Class A	1,214	52,906
99 Cents Only Stores(a)	1,098	14,768
Nordstrom Inc.(b)	4,529	138,316
O’Charley’s Inc.(a)	603	5,650

Office Depot Inc.(a)	7,119	47,128
OfficeMax Inc.(a)	2,076	26,116
O’Reilly Automotive Inc.(a)	3,753	135,633
P.F. Chang’s China Bistro Inc.(a)	583	19,805
Panera Bread Co. Class A(a)	881	48,455
Papa John’s International Inc.(a)	636	15,627
Pep Boys - Manny, Moe & Jack (The)	1,476	14,421
PetSmart Inc.	3,337	72,580
RadioShack Corp.	3,400	56,338
Red Robin Gourmet Burgers Inc.(a)	471	9,618
Regis Corp.	1,624	25,172
Ross Stores Inc.	3,457	165,141
Ruby Tuesday Inc.(a)	1,613	13,581
Ruth’s Hospitality Group Inc.(a)	405	1,709
Saks Inc.(a)	3,669	25,023
School Specialty Inc.(a)	363	8,610
Sears Holdings Corp.(a)(b)	1,329	86,797
Sonic Automotive Inc.	884	9,282
Sonic Corp.(a)	1,741	19,255
Stage Stores Inc.	1,199	15,539
Staples Inc.	19,828	460,406
Starbucks Corp.(a)	20,092	414,900
Steak n Shake Co. (The)(a)	772	9,086
Stein Mart Inc.(a)	752	9,558
Target Corp.	20,617	962,402
Texas Roadhouse Inc.(a)	1,500	15,930
Tiffany & Co.	3,337	128,575
TJX Companies Inc. (The)	11,623	431,794
Tractor Supply Co.(a)(b)	965	46,725
Tuesday Morning Corp.(a)	756	3,145
Tween Brands Inc.(a)	514	4,312
Under Armour Inc. Class A(a)	1,014	28,220
Urban Outfitters Inc.(a)	3,524	106,319
Walgreen Co.	27,208	1,019,484
Wal-Mart Stores Inc.	59,131	2,902,741
Wendy’s/Arby’s Group Inc. Class A	9,523	45,044
Williams-Sonoma Inc.	2,844	57,534
World Fuel Services Corp.	771	37,062
Yum! Brands Inc.	12,777	431,352
Zale Corp.(a)	991	7,086
Zumiez Inc.(a)	508	8,336

		18,328,718
SAVINGS & LOANS – 0.21%
Astoria Financial Corp.	2,098	23,162
Brookline Bancorp Inc.	1,739	16,903
Dime Community Bancshares Inc.	761	8,698
First Niagara Financial Group Inc.	4,034	49,739
Hudson City Bancorp Inc.	12,818	168,557
New York Community Bancorp Inc.(b)	9,622	109,883
NewAlliance Bancshares Inc.	2,984	31,929
People’s United Financial Inc.	9,483	147,555
Washington Federal Inc.	2,922	49,265

		605,691
SEMICONDUCTORS – 2.66%
Actel Corp.(a)	729	8,872
Advanced Micro Devices Inc.(a)	15,040	85,126
Altera Corp.	8,176	167,690
Analog Devices Inc.	7,901	217,910

Applied Materials Inc.	36,461	488,577
Atmel Corp.(a)	12,990	54,428
ATMI Inc.(a)	830	15,065
Broadcom Corp. Class A(a)	11,794	361,958
Brooks Automation Inc.(a)	1,473	11,386
Cabot Microelectronics Corp.(a)	576	20,079
Cohu Inc.	604	8,190
Cree Inc.(a)	2,736	100,548
Cypress Semiconductor Corp.(a)	4,146	42,828
Diodes Inc.(a)	835	15,105
DSP Group Inc.(a)	774	6,300
Exar Corp.(a)	1,451	10,665
Fairchild Semiconductor International Inc.(a)	3,410	34,884
Hittite Microwave Corp.(a)	521	19,162
Integrated Device Technology Inc.(a)	4,679	31,630
Intel Corp.	153,259	2,999,279
International Rectifier Corp.(a)	2,031	39,584
Intersil Corp. Class A	3,422	52,391
KLA-Tencor Corp.	4,673	167,574
Kopin Corp.(a)	1,874	8,995
Kulicke and Soffa Industries Inc.(a)	2,232	13,459
Lam Research Corp.(a)	3,407	116,383
Linear Technology Corp.	6,054	167,272
LSI Corp.(a)	17,530	96,240
MEMC Electronic Materials Inc.(a)	6,096	101,376
Micrel Inc.	993	8,093
Microchip Technology Inc.	4,963	131,520
Micron Technology Inc.(a)	23,077	189,231
Microsemi Corp.(a)	2,085	32,922
MKS Instruments Inc.(a)	1,244	23,997
National Semiconductor Corp.	6,355	90,686
Novellus Systems Inc.(a)	2,582	54,170
NVIDIA Corp.(a)	14,857	223,301
Pericom Semiconductor Corp.(a)	879	8,623
QLogic Corp.(a)	3,103	53,372
Rovi Corp.(a)	2,758	92,669
Rudolph Technologies Inc.(a)	637	4,714
Semtech Corp.(a)	1,562	26,570
Silicon Laboratories Inc.(a)	1,284	59,526
Skyworks Solutions Inc.(a)	4,637	61,394
Standard Microsystems Corp.(a)	587	13,624
Supertex Inc.(a)	377	11,310
Teradyne Inc.(a)	4,899	45,316
Texas Instruments Inc.	34,542	818,300
TriQuint Semiconductor Inc.(a)	3,992	30,818
Ultratech Inc.(a)	645	8,533
Varian Semiconductor Equipment Associates Inc.(a)	1,985	65,187
Veeco Instruments Inc.(a)	852	19,869
Xilinx Inc.	7,496	175,556

		7,712,257
SOFTWARE – 4.30%
ACI Worldwide Inc.(a)	1,086	16,431
Acxiom Corp.(a)	2,207	20,878
Adobe Systems Inc.(a)	14,392	475,512
Advent Software Inc.(a)	387	15,577
ANSYS Inc.(a)	2,396	89,778
Autodesk Inc.(a)	6,243	148,583
Automatic Data Processing Inc.	13,737	539,864
Avid Technology Inc.(a)	758	10,680

Blackbaud Inc.	1,245	28,884
BMC Software Inc.(a)	4,984	187,050
Broadridge Financial Solutions Inc.	3,917	78,732
CA Inc.	11,003	241,956
Cerner Corp.(a)(b)	1,840	137,632
Citrix Systems Inc.(a)	5,073	199,014
CommVault Systems Inc.(a)	1,157	24,008
Computer Programs and Systems Inc.	263	10,891
Compuware Corp.(a)	6,626	48,569
Concur Technologies Inc.(a)	1,109	44,094
CSG Systems International Inc.(a)	1,092	17,483
Digi International Inc.(a)	639	5,444
Dun & Bradstreet Corp. (The)	1,417	106,728
Ebix Inc.(a)	247	13,674
Eclipsys Corp.(a)	1,498	28,911
Electronic Arts Inc.(a)	8,887	169,297
Epicor Software Corp.(a)	1,604	10,217
EPIQ Systems Inc.(a)	752	10,904
Fair Isaac Corp.	1,235	26,540
Fidelity National Information Services Inc.	5,232	133,468
Fiserv Inc.(a)	4,198	202,344
Global Payments Inc.	2,205	102,974
IMS Health Inc.	4,867	74,708
Informatica Corp.(a)	2,465	55,660
Intuit Inc.(a)	8,789	250,487
JDA Software Group Inc.(a)	840	18,430
ManTech International Corp. Class A(a)	616	29,051
Metavante Technologies Inc.(a)	2,402	82,821
Microsoft Corp.	212,231	5,494,661
Novell Inc.(a)	9,681	43,661
Omnicell Inc.(a)	980	10,917
Oracle Corp.	106,929	2,228,400
Parametric Technology Corp.(a)	3,191	44,100
Paychex Inc.	8,756	254,362
Phase Forward Inc.(a)	1,216	17,073
Phoenix Technologies Ltd.(a)	773	2,821
Progress Software Corp.(a)	1,195	27,067
Quality Systems Inc.	476	29,307
Quest Software Inc.(a)	1,695	28,561
Red Hat Inc.(a)	5,214	144,115
Salesforce.com Inc.(a)	2,985	169,936
SEI Investments Co.	3,560	70,061
Smith Micro Software Inc.(a)	632	7,812
SPSS Inc.(a)	513	25,624
Sybase Inc.(a)	2,148	83,557
SYNNEX Corp.(a)	480	14,630
Take-Two Interactive Software Inc.(a)	2,034	22,801
Taleo Corp. Class A(a)	854	19,335
THQ Inc.(a)	1,836	12,558
Total System Services Inc.	5,397	86,946

		12,495,579
STORAGE & WAREHOUSING – 0.01%
Mobile Mini Inc.(a)	897	15,572

		15,572
TELECOMMUNICATIONS – 5.71%
Adaptec Inc.(a)	3,262	10,895
ADC Telecommunications Inc.(a)(b)	2,559	21,342
ADTRAN Inc.	1,616	39,673

American Tower Corp. Class A(a)	10,771	392,064
Anixter International Inc.(a)	839	33,652
Applied Signal Technology Inc.	342	7,958
ARRIS Group Inc.(a)	3,256	42,361
AT&T Inc.	161,524	4,362,763
Black Box Corp.	509	12,771
Cbeyond Inc.(a)	707	11,404
CenturyTel Inc.	8,221	276,226
Ciena Corp.(a)	2,565	41,758
Cincinnati Bell Inc.(a)	5,569	19,492
Cisco Systems Inc.(a)	157,908	3,717,154
CommScope Inc.(a)	2,574	77,040
Comtech Telecommunications Corp.(a)	725	24,085
Corning Inc.	42,438	649,726
EMS Technologies Inc.(a)	436	9,078
Frontier Communications Corp.	8,869	66,872
General Communication Inc. Class A(a)	1,329	9,117
Harmonic Inc.(a)	2,938	19,626
Harris Corp.	3,597	135,247
Iowa Telecommunications Services Inc.	894	11,264
JDS Uniphase Corp.(a)	5,582	39,688
Juniper Networks Inc.(a)	14,422	389,682
MetroPCS Communications Inc.(a)	6,997	65,492
Motorola Inc.	63,017	541,316
NETGEAR Inc.(a)	972	17,836
Network Equipment Technologies Inc.(a)	773	5,589
NeuStar Inc. Class A(a)	2,097	47,392
Neutral Tandem Inc.(a)	869	19,778
Newport Corp.(a)	1,116	9,776
Novatel Wireless Inc.(a)	853	9,690
Plantronics Inc.	1,262	33,834
Polycom Inc.(a)	2,399	64,173
QUALCOMM Inc.	45,512	2,047,130
Qwest Communications International Inc.	40,319	153,615
RF Micro Devices Inc.(a)	6,927	37,614
Sprint Nextel Corp.(a)	79,189	312,797
Symmetricom Inc.(a)	1,451	7,516
Syniverse Holdings Inc.(a)	1,827	31,973
Tekelec(a)	1,833	30,116
Telephone and Data Systems Inc.	2,515	77,990
Tellabs Inc.(a)	10,852	75,096
3Com Corp.(a)	10,283	53,779
Tollgrade Communications Inc.(a)	348	2,255
Verizon Communications Inc.	77,771	2,354,128
Viasat Inc.(a)	829	22,035
Windstream Corp.	12,072	122,289

		16,564,147
TEXTILES – 0.07%
Cintas Corp.	3,575	108,358
G&K Services Inc. Class A	458	10,149
Mohawk Industries Inc.(a)	1,510	72,012
UniFirst Corp.	387	17,202

		207,721
TOYS, GAMES & HOBBIES – 0.13%
Hasbro Inc.	3,429	95,155
JAKKS Pacific Inc.(a)	751	10,754
Marvel Entertainment Inc.(a)	1,370	67,979
Mattel Inc.	9,861	182,034
RC2 Corp.(a)	584	8,322

		364,244

TRANSPORTATION – 1.90%
Alexander & Baldwin Inc.	1,108	35,556
Arkansas Best Corp.	734	21,976
Bristow Group Inc.(a)	845	25,088
Burlington Northern Santa Fe Corp.	7,171	572,461
C.H. Robinson Worldwide Inc.	4,582	264,611
Con-way Inc.	1,314	50,352
CSX Corp.	10,758	450,330
Expeditors International Washington Inc.	5,838	205,206
FedEx Corp.	8,564	644,184
Forward Air Corp.	878	20,326
Heartland Express Inc.	1,331	19,166
Hub Group Inc. Class A(a)	1,118	25,546
J.B. Hunt Transport Services Inc.	2,368	76,084
Kansas City Southern Industries Inc.(a)	2,530	67,020
Kirby Corp.(a)	1,479	54,457
Knight Transportation Inc.	1,697	28,476
Landstar System Inc.	1,475	56,139
Norfolk Southern Corp.	10,048	433,169
Old Dominion Freight Line Inc.(a)	702	21,362
Overseas Shipholding Group Inc.	571	21,338
Ryder System Inc.	1,481	57,848
Union Pacific Corp.	13,823	806,572
United Parcel Service Inc. Class B	27,215	1,536,831
Werner Enterprises Inc.	1,084	20,195

		5,514,293
TRUCKING & LEASING – 0.01%
GATX Corp.	1,283	35,860

		35,860
WATER – 0.03%
American States Water Co.	480	17,366
Aqua America Inc.	3,687	65,039

		82,405

TOTAL COMMON STOCKS
(Cost: $340,028,189)		289,778,488

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.95%

MONEY MARKET FUNDS – 0.95%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.22%(c)(d)(e)	2,171,536	2,171,536
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.18%(c)(d)(e)	331,419	331,419
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.04%(c)(d)	242,038	242,038

		2,744,993

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,744,993)	2,744,993

TOTAL INVESTMENTS IN SECURITIES – 100.76%
(Cost: $342,773,182)	292,523,481
Other Assets, Less Liabilities – (0.76)%	(2,193,063)

NET ASSETS – 100.00%	$290,330,418

NVS - Non-Voting Shares

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Affiliated issuer. See Note 2.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments (Unaudited)

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

September 30, 2009

Security	Shares	Value
COMMON STOCKS – 99.95%

BIOTECHNOLOGY – 51.18%
Acorda Therapeutics Inc.(a)	353,160	$8,221,565
Affymetrix Inc.(a)	595,806	5,231,177
Alexion Pharmaceuticals Inc.(a)	862,506	38,416,017
AMAG Pharmaceuticals Inc.(a)	166,892	7,289,843
Amgen Inc.(a)	2,987,363	179,928,873
Arena Pharmaceuticals Inc.(a)(b)	706,190	3,156,669
ARIAD Pharmaceuticals Inc.(a)	1,037,692	2,303,676
ArQule Inc.(a)	352,896	1,602,148
BioCryst Pharmaceuticals Inc.(a)(b)	358,799	2,956,504
Biogen Idec Inc.(a)	1,041,635	52,623,400
BioMimetic Therapeutics Inc.(a)	197,851	2,415,761
Celera Corp.(a)	774,050	4,822,331
Celgene Corp.(a)	1,877,067	104,928,045
Crucell NV SP ADR(a)	143,670	3,288,606
Cytokinetics Inc.(a)	530,907	2,808,498
Enzon Pharmaceuticals Inc.(a)(b)	568,004	4,686,033
Exelixis Inc.(a)	1,344,294	8,576,596
Facet Biotech Corp.(a)	217,551	3,761,457
Genomic Health Inc.(a)	285,359	6,237,948
Genzyme Corp.(a)	882,929	50,088,562
Geron Corp.(a)(b)	1,086,754	7,129,106
GTx Inc.(a)(b)	362,971	4,646,029
Halozyme Therapeutics Inc.(a)(b)	842,047	5,986,954
Human Genome Sciences Inc.(a)	832,623	15,669,965
Illumina Inc.(a)(b)	1,059,883	45,045,027
ImmunoGen Inc.(a)	422,251	3,424,456
Immunomedics Inc.(a)	743,395	4,103,540
Incyte Corp.(a)(b)	1,066,210	7,196,917
InterMune Inc.(a)(b)	667,409	10,631,825
Lexicon Pharmaceuticals Inc.(a)	1,224,735	2,608,686
Life Technologies Corp.(a)	716,276	33,342,648
Maxygen Inc.(a)	336,630	2,252,055
Micromet Inc.(a)	590,995	3,936,027
Momenta Pharmaceuticals Inc.(a)	405,784	4,305,368
Myriad Genetics Inc.(a)	848,034	23,236,132
Nektar Therapeutics(a)	1,089,881	10,615,441
Novavax Inc.(a)(b)	880,965	3,488,621
Optimer Pharmaceuticals Inc.(a)	314,871	4,260,205
Orexigen Therapeutics Inc.(a)	445,060	4,383,841
PDL BioPharma Inc.	847,120	6,675,306
QIAGEN NV(a)(b)	1,125,363	23,947,725
Regeneron Pharmaceuticals Inc.(a)	1,080,227	20,848,381
Sangamo BioSciences Inc.(a)(b)	414,154	3,400,204
Savient Pharmaceuticals Inc.(a)(b)	547,214	8,317,653
Seattle Genetics Inc.(a)	836,169	11,731,451
Sequenom Inc.(a)(b)	608,456	1,965,313
StemCells Inc.(a)(b)	1,079,553	1,759,671
SuperGen Inc.(a)	562,404	1,501,619
Vertex Pharmaceuticals Inc.(a)	1,624,084	61,552,784
XOMA Ltd.(a)(b)	1,911,725	1,548,497

		832,855,156

COMMERCIAL SERVICES – 0.19%
Albany Molecular Research Inc.(a)	352,153	3,049,645

		3,049,645
DISTRIBUTION & WHOLESALE – 0.09%
BMP Sunstone Corp.(a)(b)	354,745	1,443,812

		1,443,812
HEALTH CARE - PRODUCTS – 2.16%
Columbia Laboratories Inc.(a)(b)	485,538	626,344
Gen-Probe Inc.(a)	323,423	13,402,649
Luminex Corp.(a)	399,110	6,784,870
TECHNE Corp.	228,160	14,271,408

		35,085,271
PHARMACEUTICALS – 46.33%
Adolor Corp.(a)	734,967	1,168,598
Akorn Inc.(a)(b)	913,485	1,251,474
Alexza Pharmaceuticals Inc.(a)(b)	314,790	708,277
Alkermes Inc.(a)	776,729	7,138,140
Allos Therapeutics Inc.(a)	834,698	6,051,560
Alnylam Pharmaceuticals Inc.(a)(b)	403,231	9,145,279
Amylin Pharmaceuticals Inc.(a)(b)	625,078	8,557,318
Array BioPharma Inc.(a)	346,370	824,361
Auxilium Pharmaceuticals Inc.(a)	393,970	13,477,714
Biodel Inc.(a)(b)	237,120	1,273,334
BioMarin Pharmaceutical Inc.(a)(b)	1,144,774	20,697,514
Cadence Pharmaceuticals Inc.(a)	407,088	4,502,393
Cardiome Pharma Corp.(a)(b)	640,429	2,773,058
Cephalon Inc.(a)(b)	322,388	18,775,877
Cubist Pharmaceuticals Inc.(a)	636,169	12,850,614
Cypress Bioscience Inc.(a)(b)	414,799	3,388,908
Dendreon Corp.(a)(b)	1,085,092	30,371,725
Depomed Inc.(a)	550,105	2,403,959
Discovery Laboratories Inc.(a)	1,046,400	1,423,104
DURECT Corp.(a)	777,832	2,076,811
Dyax Corp.(a)	727,867	2,613,043
Endo Pharmaceuticals Holdings Inc.(a)	534,988	12,106,778
Flamel Technologies SA SP ADR(a)(b)	239,071	2,091,871
Gilead Sciences Inc.(a)	2,937,446	136,826,235
Idenix Pharmaceuticals Inc.(a)	540,705	1,670,778
Impax Laboratories Inc.(a)	621,309	5,430,241
Inspire Pharmaceuticals Inc.(a)	945,667	4,936,382
Isis Pharmaceuticals Inc.(a)	900,589	13,121,582
Ligand Pharmaceuticals Inc. Class B(a)	1,213,249	2,802,605
MannKind Corp.(a)(b)	1,207,090	11,889,837
Matrixx Initiatives Inc.(a)	81,299	461,778
Medicines Co. (The)(a)	357,826	3,939,664
Medivation Inc.(a)	315,535	8,563,620
MiddleBrook Pharmaceuticals Inc.(a)	257,610	296,252
Mylan Inc.(a)(b)	2,007,264	32,136,297
Nabi Biopharmaceuticals(a)	702,675	2,522,603
Neurocrine Biosciences Inc.(a)	245,278	748,098
NPS Pharmaceuticals Inc.(a)	422,664	1,699,109
Obagi Medical Products Inc.(a)	241,860	2,805,576
Onyx Pharmaceuticals Inc.(a)	796,297	23,865,021
OSI Pharmaceuticals Inc.(a)	489,871	17,292,446
Osiris Therapeutics Inc.(a)(b)	338,130	2,251,946
Pain Therapeutics Inc.(a)	330,647	1,673,074
Perrigo Co.	848,582	28,843,302
Pharmasset Inc.(a)	609,053	12,875,380
POZEN Inc.(a)(b)	316,270	2,327,747
Progenics Pharmaceuticals Inc.(a)	325,030	1,703,157
QLT Inc.(a)	565,767	2,093,338
Questcor Pharmaceuticals Inc.(a)	684,467	3,778,258

Rigel Pharmaceuticals Inc.(a)	383,261	3,142,740
Salix Pharmaceuticals Ltd.(a)	510,838	10,860,416
Santarus Inc.(a)	544,791	1,792,362
Sepracor Inc.(a)	508,721	11,649,711
Shire PLC SP ADR	467,112	24,425,286
Synta Pharmaceuticals Corp.(a)	138,335	428,839
Teva Pharmaceutical Industries Ltd. SP ADR	2,340,852	118,353,477
Theravance Inc.(a)(b)	540,433	7,911,939
United Therapeutics Corp.(a)	574,115	28,125,894
ViroPharma Inc.(a)	703,757	6,770,142
VIVUS Inc.(a)	550,799	5,755,850
Warner Chilcott PLC Class A(a)(b)	1,458,681	31,536,683
XenoPort Inc.(a)	294,121	6,244,189
Zymogenetics Inc.(a)	777,740	4,697,550

		753,921,114

TOTAL COMMON STOCKS
(Cost: $2,045,843,750)		1,626,354,998

Security	Shares	Value
SHORT-TERM INVESTMENTS – 12.38%

MONEY MARKET FUNDS – 12.38%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.22%(c)(d)(e)	173,979,035	173,979,035
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.18%(c)(d)(e)	26,552,581	26,552,581
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.04%(c)(d)	892,333	892,333

		201,423,949

TOTAL SHORT-TERM INVESTMENTS
(Cost: $201,423,949)		201,423,949

TOTAL INVESTMENTS IN SECURITIES – 112.33%
(Cost: $2,247,267,699)		1,827,778,947
Other Assets, Less Liabilities – (12.33)%		(200,619,524)

NET ASSETS – 100.00%		$1,627,159,423

SP ADR - Sponsored American Depositary Receipts

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Affiliated issuer. See Note 2.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments (Unaudited)

iSHARES® S&P 500 INDEX FUND

September 30, 2009

Security	Shares	Value
COMMON STOCKS – 99.80%

ADVERTISING – 0.16%
Interpublic Group of Companies Inc. (The)(a)	1,057,885	$7,955,295
Omnicom Group Inc.	681,147	25,161,570

		33,116,865
AEROSPACE & DEFENSE – 2.20%
Boeing Co. (The)	1,591,662	86,188,497
General Dynamics Corp.	843,825	54,511,095
Goodrich Corp.	271,844	14,772,003
L-3 Communications Holdings Inc.	255,550	20,525,776
Lockheed Martin Corp.	707,459	55,238,399
Northrop Grumman Corp.	697,135	36,076,736
Raytheon Co.	853,336	40,934,528
Rockwell Collins Inc.	345,605	17,556,734
United Technologies Corp.	2,062,301	125,656,000

		451,459,768
AGRICULTURE – 2.27%
Altria Group Inc.	4,538,547	80,831,522
Archer-Daniels-Midland Co.	1,406,996	41,112,423
Lorillard Inc.	362,007	26,897,120
Monsanto Co.	1,196,139	92,581,159
Philip Morris International Inc.	4,238,148	206,567,334
Reynolds American Inc.	370,517	16,495,417

		464,484,975
AIRLINES – 0.08%
Southwest Airlines Co.	1,625,723	15,606,941

		15,606,941
APPAREL – 0.50%
Coach Inc.	697,224	22,952,614
Nike Inc. Class B	851,835	55,113,724
Polo Ralph Lauren Corp.	124,565	9,544,170
VF Corp.	195,759	14,178,824

		101,789,332
AUTO MANUFACTURERS – 0.39%
Ford Motor Co.(a)	7,062,356	50,919,587
PACCAR Inc.	796,284	30,027,870

		80,947,457
AUTO PARTS & EQUIPMENT – 0.21%
Goodyear Tire & Rubber Co. (The)(a)	529,875	9,023,771
Johnson Controls Inc.	1,305,018	33,356,260

		42,380,031

BANKS – 5.32%
Bank of America Corp.	18,953,981	320,701,358
Bank of New York Mellon Corp. (The)	2,635,502	76,403,203
BB&T Corp.(b)	1,493,672	40,687,625
Comerica Inc.	331,517	9,836,109
Discover Financial Services	1,174,436	19,061,096
Fifth Third Bancorp	1,743,642	17,663,093
First Horizon National Corp.(a)	479,912	6,349,236
Huntington Bancshares Inc.	1,462,192	6,886,924
KeyCorp	1,912,626	12,432,069
M&T Bank Corp.(b)	180,424	11,244,024
Marshall & Ilsley Corp.	784,602	6,331,738
Northern Trust Corp.	529,087	30,771,700
PNC Financial Services Group Inc. (The)	1,011,116	49,130,126
Regions Financial Corp.	2,583,162	16,041,436
State Street Corp.	1,083,527	56,993,520
SunTrust Banks Inc.	1,093,388	24,655,899
U.S. Bancorp	4,189,175	91,575,365
Wells Fargo & Co.	10,234,674	288,413,113
Zions Bancorporation(b)	275,764	4,955,479

		1,090,133,113
BEVERAGES – 2.68%
Brown-Forman Corp. Class B NVS	240,411	11,592,619
Coca-Cola Co. (The)	5,077,109	272,640,753
Coca-Cola Enterprises Inc.	695,476	14,890,141
Constellation Brands Inc. Class A(a)	432,650	6,554,647
Dr Pepper Snapple Group Inc.(a)	556,988	16,013,405
Molson Coors Brewing Co. Class B NVS	340,995	16,599,637
Pepsi Bottling Group Inc.	311,379	11,346,651
PepsiCo Inc.	3,413,045	200,209,220

		549,847,073
BIOTECHNOLOGY – 1.38%
Amgen Inc.(a)	2,224,856	134,003,077
Biogen Idec Inc.(a)	633,082	31,983,303
Celgene Corp.(a)	1,004,962	56,177,376
Genzyme Corp.(a)	592,390	33,606,285
Life Technologies Corp.(a)	385,440	17,942,232
Millipore Corp.(a)	121,852	8,569,851

		282,282,124
BUILDING MATERIALS – 0.05%
Masco Corp.	787,920	10,179,926

		10,179,926
CHEMICALS – 1.63%
Air Products and Chemicals Inc.	460,396	35,717,522
Airgas Inc.	179,160	8,665,969
CF Industries Holdings Inc.	107,116	9,236,613
Dow Chemical Co. (The)	2,505,901	65,328,839
E.I. du Pont de Nemours and Co.	1,979,933	63,635,047
Eastman Chemical Co.	159,432	8,535,989
Ecolab Inc.	516,946	23,898,414
FMC Corp.	159,047	8,946,394
International Flavors & Fragrances Inc.	173,398	6,576,986
PPG Industries Inc.	361,523	21,044,254
Praxair Inc.	672,276	54,918,226
Sherwin-Williams Co. (The)	214,191	12,885,731
Sigma-Aldrich Corp.	267,115	14,418,868

		333,808,852
COAL – 0.22%
CONSOL Energy Inc.	396,180	17,871,680
Massey Energy Co.	187,606	5,232,331
Peabody Energy Corp.	586,713	21,837,458

		44,941,469

COMMERCIAL SERVICES – 1.02%
Apollo Group Inc. Class A(a)	277,730	20,460,369
Convergys Corp.(a)	269,332	2,677,160
DeVry Inc.	135,765	7,510,520
Equifax Inc.	277,335	8,081,542
H&R Block Inc.	726,372	13,350,717
Iron Mountain Inc.(a)	395,306	10,538,858
MasterCard Inc. Class A	210,317	42,515,582
McKesson Corp.	583,273	34,733,907
Monster Worldwide Inc.(a)	276,559	4,834,251
Moody’s Corp.	424,020	8,675,449
Quanta Services Inc.(a)	430,946	9,536,835
R.R. Donnelley & Sons Co.	449,503	9,556,434
Robert Half International Inc.	333,190	8,336,414
Western Union Co.	1,537,597	29,091,335

		209,899,373
COMPUTERS – 5.94%
Affiliated Computer Services Inc. Class A(a)	214,177	11,601,968
Apple Inc.(a)	1,962,558	363,799,376
Cognizant Technology Solutions Corp. Class A(a)	642,674	24,845,777
Computer Sciences Corp.(a)	332,594	17,531,030
Dell Inc.(a)	3,770,979	57,545,140
EMC Corp.(a)	4,430,548	75,496,538
Hewlett-Packard Co.	5,194,616	245,237,821
International Business Machines Corp.	2,871,877	343,505,208
Lexmark International Inc. Class A(a)(b)	171,843	3,701,498
NetApp Inc.(a)	733,162	19,560,762
SanDisk Corp.(a)	498,028	10,807,208
Sun Microsystems Inc.(a)	1,649,292	14,992,064
Teradata Corp.(a)	376,917	10,372,756
Western Digital Corp.(a)	491,760	17,963,993

		1,216,961,139
COSMETICS & PERSONAL CARE – 2.41%
Avon Products Inc.	935,750	31,778,070
Colgate-Palmolive Co.	1,092,112	83,306,303
Estee Lauder Companies Inc. (The) Class A	256,584	9,514,135
Procter & Gamble Co. (The)	6,394,704	370,381,256

		494,979,764
DISTRIBUTION & WHOLESALE – 0.18%
Fastenal Co.(b)	285,742	11,058,215
Genuine Parts Co.	349,862	13,315,748
W.W. Grainger Inc.	137,528	12,289,502

		36,663,465
DIVERSIFIED FINANCIAL SERVICES – 5.83%
American Express Co.	2,605,596	88,329,704
Ameriprise Financial Inc.	559,078	20,311,304
Capital One Financial Corp.	997,064	35,625,097
Charles Schwab Corp. (The)	2,084,163	39,911,721
Citigroup Inc.	28,573,919	138,297,768
CME Group Inc.	145,586	44,868,149
E*TRADE Financial Corp.(a)	2,037,670	3,565,922
Federated Investors Inc. Class B	194,320	5,124,218
Franklin Resources Inc.	328,124	33,009,274
Goldman Sachs Group Inc. (The)	1,120,056	206,482,324
IntercontinentalExchange Inc.(a)	160,156	15,565,562
Invesco Ltd.	907,440	20,653,334

Janus Capital Group Inc.	396,421	5,621,250
JPMorgan Chase & Co.	8,615,466	377,529,720
Legg Mason Inc.	356,517	11,062,723
Morgan Stanley	2,977,987	91,960,239
NASDAQ OMX Group Inc. (The)(a)	304,658	6,413,051
NYSE Euronext Inc.	570,081	16,469,640
SLM Corp.(a)	1,025,977	8,946,519
T. Rowe Price Group Inc.	561,377	25,654,929

		1,195,402,448
ELECTRIC – 3.40%
AES Corp. (The)(a)	1,462,143	21,668,959
Allegheny Energy Inc.	371,778	9,859,553
Ameren Corp.	511,687	12,935,447
American Electric Power Co. Inc.	1,044,922	32,382,133
CenterPoint Energy Inc.	834,355	10,371,033
CMS Energy Corp.	502,625	6,735,175
Consolidated Edison Inc.(b)	602,747	24,676,462
Constellation Energy Group Inc.	440,317	14,253,061
Dominion Resources Inc.	1,304,371	45,000,799
DTE Energy Co.	360,211	12,657,815
Duke Energy Corp.	2,842,629	44,742,980
Dynegy Inc. Class A(a)	1,108,930	2,827,771
Edison International	714,167	23,981,728
Entergy Corp.	429,095	34,267,527
Exelon Corp.	1,444,143	71,658,376
FirstEnergy Corp.	668,105	30,545,761
FPL Group Inc.	901,629	49,796,970
Integrys Energy Group Inc.	167,783	6,021,732
Northeast Utilities	384,581	9,129,953
Pepco Holdings Inc.	485,698	7,227,186
PG&E Corp.	812,135	32,883,346
Pinnacle West Capital Corp.	222,599	7,305,699
PPL Corp.	825,450	25,044,153
Progress Energy Inc.	612,195	23,912,337
Public Service Enterprise Group Inc.	1,108,905	34,863,973
SCANA Corp.	241,970	8,444,753
Southern Co.	1,744,315	55,242,456
TECO Energy Inc.	469,686	6,613,179
Wisconsin Energy Corp.	256,408	11,581,949
Xcel Energy Inc.	999,071	19,222,126

		695,854,392
ELECTRICAL COMPONENTS & EQUIPMENT – 0.35%
Emerson Electric Co.	1,646,856	66,005,988
Molex Inc.	298,385	6,230,279

		72,236,267
ELECTRONICS – 0.52%
Agilent Technologies Inc.(a)	756,522	21,054,007
Amphenol Corp. Class A	375,866	14,162,631
FLIR Systems Inc.(a)	332,326	9,295,158
Jabil Circuit Inc.	405,090	5,432,257
PerkinElmer Inc.	256,032	4,926,056
Thermo Fisher Scientific Inc.(a)	894,424	39,059,496
Waters Corp.(a)	209,489	11,702,056

		105,631,661
ENGINEERING & CONSTRUCTION – 0.16%
Fluor Corp.	394,283	20,049,291
Jacobs Engineering Group Inc.(a)	271,538	12,477,171

		32,526,462

ENTERTAINMENT – 0.07%
International Game Technology	649,738	13,956,372

		13,956,372
ENVIRONMENTAL CONTROL – 0.29%
Republic Services Inc.	706,624	18,775,000
Stericycle Inc.(a)(b)	186,593	9,040,431
Waste Management Inc.	1,079,779	32,199,010

		60,014,441
FOOD – 1.91%
Campbell Soup Co.	422,495	13,781,787
ConAgra Foods Inc.	969,131	21,010,760
Dean Foods Co.(a)	391,342	6,961,974
General Mills Inc.	713,147	45,912,404
H.J. Heinz Co.	690,846	27,461,128
Hershey Co. (The)	363,636	14,130,895
Hormel Foods Corp.	153,688	5,458,998
J.M. Smucker Co. (The)	260,855	13,827,924
Kellogg Co.	560,413	27,589,132
Kraft Foods Inc. Class A	3,231,727	84,897,468
Kroger Co. (The)	1,427,846	29,470,741
McCormick & Co. Inc. NVS	286,517	9,724,387
Safeway Inc.	913,125	18,006,825
Sara Lee Corp.	1,525,302	16,991,864
SUPERVALU Inc.	464,734	6,998,894
Sysco Corp.	1,295,273	32,187,534
Tyson Foods Inc. Class A	667,804	8,434,365
Whole Foods Market Inc.(a)(b)	307,970	9,390,005

		392,237,085
FOREST PRODUCTS & PAPER – 0.28%
International Paper Co.	948,685	21,089,268
MeadWestvaco Corp.	374,777	8,361,275
Plum Creek Timber Co. Inc.(b)	357,092	10,941,299
Weyerhaeuser Co.	463,386	16,983,097

		57,374,939
GAS – 0.19%
Nicor Inc.	98,805	3,615,275
NiSource Inc.	605,119	8,405,103
Sempra Energy	537,727	26,784,182

		38,804,560
HAND & MACHINE TOOLS – 0.09%
Black & Decker Corp. (The)	132,080	6,113,983
Snap-On Inc.	127,285	4,424,427
Stanley Works (The)	174,085	7,431,689

		17,970,099
HEALTH CARE - PRODUCTS – 3.72%
Baxter International Inc.	1,320,620	75,288,546
Becton, Dickinson and Co.	524,646	36,594,058
Boston Scientific Corp.(a)	3,303,756	34,986,776
C.R. Bard Inc.	214,004	16,822,854
CareFusion Corp.(a)	397,122	8,657,260
DENTSPLY International Inc.	325,899	11,256,551
Intuitive Surgical Inc.(a)(b)	83,189	21,816,315
Johnson & Johnson	6,037,408	367,617,773
Medtronic Inc.	2,425,082	89,243,018
Patterson Companies Inc.(a)(b)	202,757	5,525,128
St. Jude Medical Inc.(a)	762,654	29,751,133
Stryker Corp.	616,989	28,029,810

Varian Medical Systems Inc.(a)	275,310	11,598,810
Zimmer Holdings Inc.(a)	469,760	25,108,672

		762,296,704
HEALTH CARE - SERVICES – 1.03%
Aetna Inc.	956,712	26,625,295
Coventry Health Care Inc.(a)	328,620	6,559,255
DaVita Inc.(a)	227,750	12,899,760
Humana Inc.(a)	372,002	13,875,675
Laboratory Corp. of America Holdings(a)	237,446	15,600,202
Quest Diagnostics Inc.	339,504	17,718,714
Tenet Healthcare Corp.(a)	919,751	5,408,136
UnitedHealth Group Inc.	2,547,010	63,777,130
WellPoint Inc.(a)	1,040,946	49,299,203

		211,763,370
HOLDING COMPANIES - DIVERSIFIED – 0.05%
Leucadia National Corp.(a)	410,385	10,144,717

		10,144,717
HOME BUILDERS – 0.11%
D.R. Horton Inc.	607,333	6,929,670
KB Home	161,668	2,685,305
Lennar Corp. Class A	338,360	4,821,630
Pulte Homes Inc.(b)	691,789	7,602,761

		22,039,366
HOME FURNISHINGS – 0.08%
Harman International Industries Inc.	152,098	5,153,080
Whirlpool Corp.(b)	162,366	11,359,125

		16,512,205
HOUSEHOLD PRODUCTS & WARES – 0.46%
Avery Dennison Corp.	246,675	8,882,767
Clorox Co. (The)	305,508	17,969,981
Fortune Brands Inc.	329,444	14,159,503
Kimberly-Clark Corp.	908,278	53,570,236

		94,582,487
HOUSEWARES – 0.05%
Newell Rubbermaid Inc.	608,491	9,547,224

		9,547,224
INSURANCE – 2.74%
Aflac Inc.	1,024,535	43,788,626
Allstate Corp. (The)	1,175,514	35,994,239
American International Group Inc.(a)(b)	295,083	13,016,111
Aon Corp.	601,661	24,481,586
Assurant Inc.	259,378	8,315,659
Chubb Corp.	766,796	38,654,186
CIGNA Corp.	597,869	16,794,140
Cincinnati Financial Corp.	356,803	9,273,310
Genworth Financial Inc. Class A	1,043,543	12,470,339
Hartford Financial Services Group Inc. (The)	842,331	22,321,772
Lincoln National Corp.	657,352	17,031,990
Loews Corp.	796,562	27,282,249
Marsh & McLennan Companies Inc.	1,148,121	28,393,032
MBIA Inc.(a)(b)	317,855	2,466,555
MetLife Inc.	1,793,740	68,287,682
Principal Financial Group Inc.	695,372	19,046,239
Progressive Corp. (The)(a)	1,487,439	24,661,739
Prudential Financial Inc.	1,014,590	50,638,187
Torchmark Corp.	181,560	7,885,151

Travelers Companies Inc. (The)	1,243,666	61,225,677
Unum Group	726,649	15,579,355
XL Capital Ltd. Class A	750,411	13,102,176

		560,710,000
INTERNET – 2.47%
Akamai Technologies Inc.(a)	378,402	7,446,951
Amazon.com Inc.(a)	728,565	68,018,828
eBay Inc.(a)	2,459,973	58,079,963
Expedia Inc.(a)(b)	461,906	11,062,649
Google Inc. Class A(a)	527,079	261,352,122
McAfee Inc.(a)	342,832	15,012,613
Symantec Corp.(a)	1,780,071	29,317,769
VeriSign Inc.(a)	422,740	10,014,711
Yahoo! Inc.(a)	2,614,102	46,557,157

		506,862,763
IRON & STEEL – 0.29%
AK Steel Holding Corp.	239,584	4,726,992
Allegheny Technologies Inc.	215,258	7,531,877
Nucor Corp.	689,617	32,418,895
United States Steel Corp.	314,254	13,943,450

		58,621,214
LEISURE TIME – 0.21%
Carnival Corp.	960,340	31,960,115
Harley-Davidson Inc.(b)	514,436	11,832,028

		43,792,143
LODGING – 0.22%
Marriott International Inc. Class A(b)	551,219	15,208,132
Starwood Hotels & Resorts Worldwide Inc.	409,714	13,532,853
Wyndham Worldwide Corp.	390,746	6,376,975
Wynn Resorts Ltd.(a)(b)	149,787	10,618,400

		45,736,360
MACHINERY – 0.76%
Caterpillar Inc.(b)	1,361,315	69,876,299
Cummins Inc.	442,377	19,822,913
Deere & Co.	926,870	39,781,260
Flowserve Corp.	122,674	12,088,296
Rockwell Automation Inc.	311,323	13,262,360

		154,831,128
MANUFACTURING – 3.59%
Danaher Corp.	567,084	38,176,095
Dover Corp.	408,141	15,819,545
Eastman Kodak Co.	588,901	2,814,947
Eaton Corp.	363,024	20,543,528
General Electric Co.	23,281,207	382,277,419
Honeywell International Inc.	1,647,848	61,217,553
Illinois Tool Works Inc.	843,964	36,045,702
ITT Corp.	399,826	20,850,926
Leggett & Platt Inc.	342,376	6,642,094
Pall Corp.	258,759	8,352,741
Parker Hannifin Corp.	351,902	18,242,600
Textron Inc.	591,745	11,231,320
3M Co.	1,530,002	112,914,148

		735,128,618
MEDIA – 2.48%
CBS Corp. Class B NVS	1,485,843	17,904,408
Comcast Corp. Class A	6,287,694	106,199,152

DIRECTV Group Inc. (The)(a)(b)	985,354	27,176,063
Gannett Co. Inc.	513,455	6,423,322
McGraw-Hill Companies Inc. (The)	690,187	17,351,301
Meredith Corp.(b)	80,002	2,395,260
New York Times Co. (The) Class A(b)	252,276	2,048,481
News Corp. Class A	4,926,542	59,069,239
Scripps Networks Interactive Inc. Class A	195,842	7,236,362
Time Warner Cable Inc.	772,258	33,276,597
Time Warner Inc.	2,597,784	74,764,224
Viacom Inc. Class B NVS(a)	1,329,963	37,292,163
Walt Disney Co. (The)	4,072,077	111,819,234
Washington Post Co. (The) Class B	13,314	6,232,017

		509,187,823
METAL FABRICATE & HARDWARE – 0.15%
Precision Castparts Corp.	307,341	31,308,828

		31,308,828
MINING – 0.75%
Alcoa Inc.	2,135,575	28,018,744
Freeport-McMoRan Copper & Gold Inc.	902,349	61,910,165
Newmont Mining Corp.	1,073,767	47,267,223
Titanium Metals Corp.	189,078	1,813,258
Vulcan Materials Co.	271,754	14,693,739

		153,703,129
OFFICE & BUSINESS EQUIPMENT – 0.13%
Pitney Bowes Inc.	454,156	11,285,777
Xerox Corp.	1,905,349	14,747,401

		26,033,178
OIL & GAS – 9.56%
Anadarko Petroleum Corp.	1,074,817	67,423,270
Apache Corp.	735,652	67,554,923
Cabot Oil & Gas Corp.	227,090	8,118,468
Chesapeake Energy Corp.	1,405,343	39,911,741
Chevron Corp.	4,393,700	309,448,291
ConocoPhillips	3,248,927	146,721,543
Denbury Resources Inc.(a)	547,222	8,279,469
Devon Energy Corp.	972,446	65,474,789
Diamond Offshore Drilling Inc.(b)	152,386	14,555,911
ENSCO International Inc.	312,394	13,289,241
EOG Resources Inc.	552,082	46,104,368
EQT Corp.	287,091	12,230,077
Exxon Mobil Corp.	10,528,337	722,349,201
Hess Corp.	637,093	34,058,992
Marathon Oil Corp.	1,550,827	49,471,381
Murphy Oil Corp.	418,243	24,078,250
Nabors Industries Ltd.(a)	622,916	13,018,944
Noble Energy Inc.	380,043	25,067,636
Occidental Petroleum Corp.	1,776,373	139,267,643
Pioneer Natural Resources Co.	252,209	9,152,665
Range Resources Corp.	344,765	17,017,600
Rowan Companies Inc.	250,637	5,782,196
Southwestern Energy Co.(a)	754,978	32,222,461
Sunoco Inc.	256,165	7,287,894
Tesoro Corp.	305,835	4,581,408
Valero Energy Corp.	1,229,501	23,840,024
XTO Energy Inc.	1,271,380	52,533,422

		1,958,841,808

OIL & GAS SERVICES – 1.64%
Baker Hughes Inc.	679,185	28,974,032
BJ Services Co.	640,673	12,448,276
Cameron International Corp.(a)	479,674	18,141,271
FMC Technologies Inc.(a)(b)	268,488	14,025,813
Halliburton Co.	1,975,875	53,585,730
National Oilwell Varco Inc.(a)	916,469	39,527,308
Schlumberger Ltd.	2,624,311	156,408,936
Smith International Inc.	483,092	13,864,740

		336,976,106
PACKAGING & CONTAINERS – 0.22%
Ball Corp.	206,164	10,143,269
Bemis Co. Inc.	237,838	6,162,383
Owens-Illinois Inc.(a)	369,264	13,625,842
Pactiv Corp.(a)	289,612	7,544,393
Sealed Air Corp.	348,371	6,838,523

		44,314,410
PHARMACEUTICALS – 6.40%
Abbott Laboratories	3,386,975	167,553,653
Allergan Inc.	673,895	38,250,280
AmerisourceBergen Corp.	651,848	14,588,358
Bristol-Myers Squibb Co.	4,340,241	97,742,227
Cardinal Health Inc.	788,461	21,130,755
Cephalon Inc.(a)(b)	162,815	9,482,346
Eli Lilly and Co.	2,215,497	73,177,866
Express Scripts Inc.(a)	601,413	46,657,621
Forest Laboratories Inc.(a)	661,353	19,470,232
Gilead Sciences Inc.(a)	1,981,292	92,288,581
Hospira Inc.(a)	352,633	15,727,432
King Pharmaceuticals Inc.(a)	547,039	5,891,610
Medco Health Solutions Inc.(a)	1,038,096	57,417,090
Merck & Co. Inc.(b)	4,620,373	146,142,398
Mylan Inc.(a)(b)	669,730	10,722,377
Pfizer Inc.	14,786,306	244,713,364
Schering-Plough Corp.	3,579,962	101,133,927
Watson Pharmaceuticals Inc.(a)	231,442	8,480,035
Wyeth	2,925,018	142,097,374

		1,312,667,526
PIPELINES – 0.39%
El Paso Corp.	1,537,444	15,866,422
Questar Corp.	382,074	14,350,699
Spectra Energy Corp.	1,415,692	26,813,206
Williams Companies Inc. (The)	1,277,868	22,835,501

		79,865,828
REAL ESTATE – 0.03%
CB Richard Ellis Group Inc. Class A(a)	523,902	6,150,609

		6,150,609
REAL ESTATE INVESTMENT TRUSTS – 1.09%
Apartment Investment and Management Co. Class A	257,637	3,800,146
AvalonBay Communities Inc.	175,282	12,748,260
Boston Properties Inc.	303,818	19,915,270
Equity Residential	600,610	18,438,727
HCP Inc.	638,221	18,342,472
Health Care REIT Inc.(b)	262,934	10,943,313
Host Hotels & Resorts Inc.	1,324,207	15,585,916
Kimco Realty Corp.	814,535	10,621,536
ProLogis	970,900	11,573,128
Public Storage	295,812	22,256,895
Simon Property Group Inc.	620,350	43,070,901
Ventas Inc.	343,299	13,217,012
Vornado Realty Trust	342,245	22,044,000

		222,557,576

RETAIL – 6.13%
Abercrombie & Fitch Co. Class A	193,094	6,348,931
AutoNation Inc.(a)(b)	207,487	3,751,365
AutoZone Inc.(a)	70,700	10,337,754
Bed Bath & Beyond Inc.(a)(b)	573,674	21,535,722
Best Buy Co. Inc.	748,319	28,076,929
Big Lots Inc.(a)	181,075	4,530,497
Costco Wholesale Corp.	952,954	53,803,783
CVS Caremark Corp.	3,162,078	113,012,668
Darden Restaurants Inc.	303,428	10,355,998
Family Dollar Stores Inc.	306,588	8,093,923
GameStop Corp. Class A(a)(b)	360,595	9,544,950
Gap Inc. (The)	1,050,473	22,480,122
Home Depot Inc. (The)	3,734,694	99,492,248
J.C. Penney Co. Inc.	517,142	17,453,543
Kohl’s Corp.(a)	669,680	38,205,244
Limited Brands Inc.	585,754	9,951,960
Lowe’s Companies Inc.	3,237,551	67,794,318
Macy’s Inc.	922,045	16,864,203
McDonald’s Corp.	2,391,089	136,459,449
Nordstrom Inc.	356,056	10,873,950
Office Depot Inc.(a)	605,503	4,008,430
O’Reilly Automotive Inc.(a)(b)	300,170	10,848,144
RadioShack Corp.(b)	274,724	4,552,177
Sears Holdings Corp.(a)(b)	109,501	7,151,510
Staples Inc.	1,582,244	36,739,706
Starbucks Corp.(a)	1,615,442	33,358,877
Target Corp.	1,647,377	76,899,558
Tiffany & Co.(b)	272,227	10,488,906
TJX Companies Inc. (The)	927,607	34,460,600
Walgreen Co.	2,174,437	81,476,154
Wal-Mart Stores Inc.	4,731,854	232,286,713
Yum! Brands Inc.	1,021,262	34,477,805

		1,255,716,137
SAVINGS & LOANS – 0.12%
Hudson City Bancorp Inc.	1,034,318	13,601,282
People’s United Financial Inc.	764,053	11,888,665

		25,489,947
SEMICONDUCTORS – 2.60%
Advanced Micro Devices Inc.(a)	1,230,933	6,967,081
Altera Corp.	645,149	13,232,006
Analog Devices Inc.	639,188	17,628,805
Applied Materials Inc.	2,922,854	39,166,244
Broadcom Corp. Class A(a)	944,323	28,981,273
Intel Corp.	12,264,314	240,012,625
KLA-Tencor Corp.	374,275	13,421,502
Linear Technology Corp.	487,478	13,469,017
LSI Corp.(a)	1,429,146	7,846,012
MEMC Electronic Materials Inc.(a)	490,478	8,156,649
Microchip Technology Inc.	401,082	10,628,673
Micron Technology Inc.(a)	1,856,871	15,226,342
National Semiconductor Corp.	501,494	7,156,319
Novellus Systems Inc.(a)	214,162	4,493,119
NVIDIA Corp.(a)(b)	1,200,991	18,050,895
QLogic Corp.(a)(b)	259,495	4,463,314
Teradyne Inc.(a)(b)	384,007	3,552,065
Texas Instruments Inc.	2,763,978	65,478,639
Xilinx Inc.	605,289	14,175,868

		532,106,448

SOFTWARE – 4.37%
Adobe Systems Inc.(a)	1,150,549	38,014,139
Autodesk Inc.(a)	503,258	11,977,540
Automatic Data Processing Inc.	1,100,439	43,247,253
BMC Software Inc.(a)	403,407	15,139,865
CA Inc.	871,523	19,164,791
Citrix Systems Inc.(a)	400,171	15,698,708
Compuware Corp.(a)	522,177	3,827,557
Dun & Bradstreet Corp. (The)	115,775	8,720,173
Electronic Arts Inc.(a)	709,516	13,516,280
Fidelity National Information Services Inc.	420,234	10,720,169
Fiserv Inc.(a)	338,499	16,315,652
IMS Health Inc.	399,610	6,134,014
Intuit Inc.(a)	708,231	20,184,584
Microsoft Corp.	16,983,574	439,704,731
Novell Inc.(a)	762,736	3,439,939
Oracle Corp.	8,556,741	178,322,482
Paychex Inc.	704,259	20,458,724
Red Hat Inc.(a)	412,422	11,399,344
Salesforce.com Inc.(a)(b)	236,615	13,470,492
Total System Services Inc.	433,636	6,985,876

		896,442,313
TELECOMMUNICATIONS – 6.14%
American Tower Corp. Class A(a)	864,904	31,482,506
AT&T Inc.	12,925,735	349,124,102
CenturyTel Inc.	651,664	21,895,910
Ciena Corp.(a)(b)	200,449	3,263,310
Cisco Systems Inc.(a)	12,636,364	297,460,009
Corning Inc.	3,406,564	52,154,495
Frontier Communications Corp.	684,295	5,159,584
Harris Corp.	287,482	10,809,323
JDS Uniphase Corp.(a)	477,282	3,393,475
Juniper Networks Inc.(a)(b)	1,148,884	31,042,846
MetroPCS Communications Inc.(a)	559,619	5,238,034
Motorola Inc.	5,030,064	43,208,250
QUALCOMM Inc.	3,641,971	163,815,856
Qwest Communications International Inc.	3,251,627	12,388,699
Sprint Nextel Corp.(a)	6,303,391	24,898,394
Tellabs Inc.(a)	866,379	5,995,343
Verizon Communications Inc.	6,223,467	188,384,346
Windstream Corp.	958,139	9,705,948

		1,259,420,430
TEXTILES – 0.04%
Cintas Corp.	288,340	8,739,585

		8,739,585
TOYS, GAMES & HOBBIES – 0.11%
Hasbro Inc.	275,359	7,641,212
Mattel Inc.	789,318	14,570,810

		22,212,022
TRANSPORTATION – 1.94%
Burlington Northern Santa Fe Corp.	573,708	45,799,110
C.H. Robinson Worldwide Inc.	367,146	21,202,682
CSX Corp.	859,108	35,962,261
Expeditors International Washington Inc.	465,080	16,347,562
FedEx Corp.	684,410	51,481,320
Norfolk Southern Corp.	805,716	34,734,417
Ryder System Inc.	123,283	4,815,434

Union Pacific Corp.	1,105,018	64,477,800
United Parcel Service Inc. Class B	2,178,817	123,037,796

		397,858,382

TOTAL COMMON STOCKS
(Cost: $25,532,704,772)		20,453,650,777

Security	Shares	Value
SHORT-TERM INVESTMENTS – 2.41%

MONEY MARKET FUNDS – 2.41%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.22%(c)(d)(e)	414,314,359	414,314,359
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.18%(c)(d)(e)	63,232,421	63,232,421
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.04%(c)(d)	15,907,774	15,907,774

		493,454,554

TOTAL SHORT-TERM INVESTMENTS
(Cost: $493,454,554)		493,454,554

TOTAL INVESTMENTS IN SECURITIES – 102.21%
(Cost: $26,026,159,326)		20,947,105,331
Other Assets, Less Liabilities – (2.21)%		(453,101,315)

NET ASSETS – 100.00%		$20,494,004,016

NVS - Non-Voting Shares

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Affiliated issuer. See Note 2.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments (Unaudited)

iSHARES® S&P 500 GROWTH INDEX FUND

September 30, 2009

Security	Shares	Value
COMMON STOCKS – 99.88%

ADVERTISING – 0.15%
Omnicom Group Inc.	224,248	$8,283,721

		8,283,721
AEROSPACE & DEFENSE – 2.16%
Boeing Co. (The)	401,189	21,724,384
General Dynamics Corp.	251,682	16,258,657
L-3 Communications Holdings Inc.	85,445	6,862,942
Lockheed Martin Corp.	363,879	28,411,672
Rockwell Collins Inc.	177,734	9,028,887
United Technologies Corp.	604,663	36,842,117

		119,128,659
AGRICULTURE – 0.52%
Monsanto Co.	369,157	28,572,752

		28,572,752
AIRLINES – 0.06%
Southwest Airlines Co.	326,672	3,136,051

		3,136,051
APPAREL – 0.78%
Coach Inc.	358,569	11,804,091
Nike Inc. Class B	438,136	28,347,399
Polo Ralph Lauren Corp.	36,819	2,821,072

		42,972,562
AUTO MANUFACTURERS – 0.28%
PACCAR Inc.	409,409	15,438,813

		15,438,813
BANKS – 0.51%
Discover Financial Services	356,447	5,785,135
First Horizon National Corp.(a)	108,957	1,441,501
Northern Trust Corp.	125,213	7,282,388
State Street Corp.	256,410	13,487,166

		27,996,190
BEVERAGES – 3.91%
Brown-Forman Corp. Class B NVS	70,479	3,398,498
Coca-Cola Co. (The)	1,854,214	99,571,292
Constellation Brands Inc. Class A(a)	93,043	1,409,601
Dr Pepper Snapple Group Inc.(a)	174,781	5,024,954
Pepsi Bottling Group Inc.	84,793	3,089,857
PepsiCo Inc.	1,755,561	102,981,208

		215,475,410
BIOTECHNOLOGY – 2.36%
Amgen Inc.(a)	1,144,375	68,925,706
Biogen Idec Inc.(a)	325,537	16,446,129

Celgene Corp.(a)	516,894	28,894,375
Genzyme Corp.(a)	161,517	9,162,859
Life Technologies Corp.(a)	89,058	4,145,650
Millipore Corp.(a)	34,557	2,430,394

		130,005,113
CHEMICALS – 0.98%
Airgas Inc.	50,486	2,442,008
CF Industries Holdings Inc.	36,798	3,173,092
Ecolab Inc.	266,608	12,325,288
FMC Corp.	81,774	4,599,787
International Flavors & Fragrances Inc.	51,049	1,936,289
Praxair Inc.	221,320	18,079,631
Sherwin-Williams Co. (The)	109,528	6,589,204
Sigma-Aldrich Corp.	92,053	4,969,021

		54,114,320
COAL – 0.30%
CONSOL Energy Inc.	203,725	9,190,035
Peabody Energy Corp.	202,193	7,525,623

		16,715,658
COMMERCIAL SERVICES – 1.18%
Apollo Group Inc. Class A(a)	143,421	10,565,825
DeVry Inc.	34,278	1,896,259
Equifax Inc.	142,569	4,154,461
Iron Mountain Inc.(a)	113,899	3,036,547
MasterCard Inc. Class A	108,131	21,858,682
Monster Worldwide Inc.(a)	51,341	897,441
Moody’s Corp.	82,729	1,692,635
Quanta Services Inc.(a)	79,725	1,764,314
Robert Half International Inc.	169,652	4,244,693
Western Union Co.	790,381	14,954,009

		65,064,866
COMPUTERS – 9.00%
Affiliated Computer Services Inc. Class A(a)	71,536	3,875,105
Apple Inc.(a)	1,009,482	187,127,678
Cognizant Technology Solutions Corp. Class A(a)	330,524	12,778,058
Dell Inc.(a)	1,939,552	29,597,564
EMC Corp.(a)	1,526,922	26,018,751
Hewlett-Packard Co.	1,736,809	81,994,753
International Business Machines Corp.	1,048,839	125,451,633
Lexmark International Inc. Class A(a)(b)	88,066	1,896,942
NetApp Inc.(a)	378,122	10,088,295
SanDisk Corp.(a)	255,879	5,552,574
Teradata Corp.(a)	94,762	2,607,850
Western Digital Corp.(a)	252,818	9,235,442

		496,224,645
COSMETICS & PERSONAL CARE – 3.58%
Avon Products Inc.	481,067	16,337,035
Colgate-Palmolive Co.	561,725	42,848,383
Estee Lauder Companies Inc. (The) Class A	132,450	4,911,246
Procter & Gamble Co. (The)	2,302,503	133,360,974

		197,457,638
DISTRIBUTION & WHOLESALE – 0.15%
Fastenal Co.(b)	148,053	5,729,651
W.W. Grainger Inc.	31,168	2,785,172

		8,514,823

DIVERSIFIED FINANCIAL SERVICES – 4.09%
American Express Co.	897,981	30,441,556
Charles Schwab Corp. (The)	718,105	13,751,711
CME Group Inc.	74,834	23,063,090
E*TRADE Financial Corp.(a)	503,394	880,939
Federated Investors Inc. Class B	69,738	1,838,991
Franklin Resources Inc.	168,750	16,976,250
Goldman Sachs Group Inc. (The)	576,125	106,208,644
IntercontinentalExchange Inc.(a)	82,377	8,006,221
NASDAQ OMX Group Inc. (The)(a)	89,345	1,880,712
NYSE Euronext Inc.	293,142	8,468,872
SLM Corp.(a)	527,455	4,599,408
T. Rowe Price Group Inc.	202,129	9,237,295

		225,353,689
ELECTRICAL COMPONENTS & EQUIPMENT – 0.37%
Emerson Electric Co.	508,280	20,371,862

		20,371,862
ELECTRONICS – 0.68%
Agilent Technologies Inc.(a)	389,057	10,827,456
Amphenol Corp. Class A	193,283	7,282,903
FLIR Systems Inc.(a)	170,872	4,779,290
Thermo Fisher Scientific Inc.(a)	197,867	8,640,852
Waters Corp.(a)	107,717	6,017,072

		37,547,573
ENGINEERING & CONSTRUCTION – 0.16%
Fluor Corp.	99,397	5,054,337
Jacobs Engineering Group Inc.(a)	78,121	3,589,660

		8,643,997
ENVIRONMENTAL CONTROL – 0.15%
Republic Services Inc.	196,290	5,215,425
Stericycle Inc.(a)(b)	59,776	2,896,147

		8,111,572
FOOD – 1.42%
Campbell Soup Co.	217,261	7,087,054
Dean Foods Co.(a)	132,170	2,351,304
General Mills Inc.	198,091	12,753,099
H.J. Heinz Co.	209,670	8,334,382
Hershey Co. (The)	186,986	7,266,276
Hormel Foods Corp.	34,395	1,221,710
Kellogg Co.	288,893	14,222,202
Kroger Co. (The)	293,865	6,065,374
McCormick & Co. Inc. NVS	81,334	2,760,476
Sysco Corp.	666,170	16,554,324

		78,616,201
HAND & MACHINE TOOLS – 0.06%
Black & Decker Corp. (The)	67,826	3,139,666

		3,139,666
HEALTH CARE - PRODUCTS – 6.28%
Baxter International Inc.	366,827	20,912,807
Becton, Dickinson and Co.	148,432	10,353,132
Boston Scientific Corp.(a)	628,949	6,660,570
C.R. Bard Inc.	72,654	5,711,331
CareFusion Corp.(a)	95,907	2,090,773
DENTSPLY International Inc.	82,179	2,838,463
Intuitive Surgical Inc.(a)(b)	42,767	11,215,646
Johnson & Johnson	3,105,493	189,093,469
Medtronic Inc.	1,247,338	45,902,038

Patterson Companies Inc.(a)	103,650	2,824,462
St. Jude Medical Inc.(a)	392,247	15,301,555
Stryker Corp.	317,994	14,446,467
Varian Medical Systems Inc.(a)(b)	141,564	5,964,091
Zimmer Holdings Inc.(a)	241,582	12,912,558

		346,227,362
HEALTH CARE - SERVICES – 1.41%
Aetna Inc.	246,086	6,848,573
Coventry Health Care Inc.(a)	111,735	2,230,231
DaVita Inc.(a)	117,137	6,634,640
Humana Inc.(a)	112,913	4,211,655
Laboratory Corp. of America Holdings(a)	122,111	8,022,693
Quest Diagnostics Inc.	104,800	5,469,512
UnitedHealth Group Inc.	1,310,047	32,803,577
WellPoint Inc.(a)	240,978	11,412,718

		77,633,599
HOLDING COMPANIES - DIVERSIFIED – 0.05%
Leucadia National Corp.(a)	124,648	3,081,299

		3,081,299
HOME BUILDERS – 0.07%
D.R. Horton Inc.	106,061	1,210,156
KB Home	49,045	814,637
Pulte Homes Inc.	175,125	1,924,624

		3,949,417
HOME FURNISHINGS – 0.03%
Harman International Industries Inc.	42,701	1,446,710

		1,446,710
HOUSEHOLD PRODUCTS & WARES – 0.31%
Kimberly-Clark Corp.	294,309	17,358,345

		17,358,345
INSURANCE – 0.88%
Aflac Inc.	294,760	12,598,042
Aon Corp.	122,840	4,998,360
Chubb Corp.	197,239	9,942,818
Loews Corp.	172,378	5,903,946
MBIA Inc.(a)(b)	83,075	644,662
Progressive Corp. (The)(a)	764,958	12,683,004
Torchmark Corp.	40,859	1,774,506

		48,545,338
INTERNET – 4.48%
Akamai Technologies Inc.(a)	194,416	3,826,107
Amazon.com Inc.(a)	374,724	34,984,233
eBay Inc.(a)	1,265,277	29,873,190
Expedia Inc.(a)	102,000	2,442,900
Google Inc. Class A(a)	271,128	134,438,819
McAfee Inc.(a)	86,184	3,773,997
Symantec Corp.(a)	530,705	8,740,711
VeriSign Inc.(a)	217,528	5,153,238
Yahoo! Inc.(a)	1,344,481	23,945,207

		247,178,402
IRON & STEEL – 0.35%
Allegheny Technologies Inc.	68,857	2,409,306
Nucor Corp.	354,682	16,673,601

		19,082,907

LEISURE TIME – 0.06%
Harley-Davidson Inc.	154,016	3,542,368

		3,542,368
LODGING – 0.20%
Marriott International Inc. Class A	201,288	5,553,536
Wynn Resorts Ltd.(a)(b)	77,374	5,485,043

		11,038,579
MACHINERY – 1.12%
Caterpillar Inc.	700,206	35,941,574
Cummins Inc.	163,836	7,341,491
Deere & Co.	276,531	11,868,711
Rockwell Automation Inc.	160,075	6,819,195

		61,970,971
MANUFACTURING – 1.82%
Danaher Corp.	292,038	19,659,998
Illinois Tool Works Inc.	221,426	9,457,104
ITT Corp.	117,249	6,114,535
Pall Corp.	63,620	2,053,654
Parker Hannifin Corp.	99,570	5,161,709
3M Co.	786,972	58,078,534

		100,525,534
MEDIA – 1.58%
Comcast Corp. Class A	1,326,149	22,398,657
DIRECTV Group Inc. (The)(a)(b)	212,940	5,872,885
McGraw-Hill Companies Inc. (The)	354,912	8,922,488
Scripps Networks Interactive Inc. Class A	45,315	1,674,389
Time Warner Cable Inc.	154,967	6,677,528
Viacom Inc. Class B NVS(a)	684,239	19,186,062
Walt Disney Co. (The)	816,960	22,433,722

		87,165,731
METAL FABRICATE & HARDWARE – 0.18%
Precision Castparts Corp.	98,014	9,984,686

		9,984,686
MINING – 0.77%
Freeport-McMoRan Copper & Gold Inc.	464,101	31,841,970
Newmont Mining Corp.	215,444	9,483,845
Titanium Metals Corp.	97,135	931,525

		42,257,340
OFFICE & BUSINESS EQUIPMENT – 0.07%
Pitney Bowes Inc.	151,981	3,776,728

		3,776,728
OIL & GAS – 16.55%
Anadarko Petroleum Corp.	552,829	34,678,963
Apache Corp.	378,396	34,748,105
Cabot Oil & Gas Corp.	116,917	4,179,783
Chesapeake Energy Corp.	723,618	20,550,751
Chevron Corp.	2,259,994	159,171,377
ConocoPhillips	1,069,560	48,301,330
Denbury Resources Inc.(a)	281,381	4,257,295
Devon Energy Corp.	500,169	33,676,379
Diamond Offshore Drilling Inc.	50,917	4,863,592
ENSCO International Inc.	160,724	6,837,199
EOG Resources Inc.	283,957	23,713,249
EQT Corp.	97,468	4,152,137
Exxon Mobil Corp.	5,415,517	371,558,621

Hess Corp.	328,146	17,542,685
Marathon Oil Corp.	486,522	15,520,052
Murphy Oil Corp.	215,104	12,383,537
Nabors Industries Ltd.(a)	320,083	6,689,735
Noble Energy Inc.	99,718	6,577,399
Occidental Petroleum Corp.	639,596	50,144,326
Pioneer Natural Resources Co.	75,182	2,728,355
Range Resources Corp.	177,299	8,751,479
Southwestern Energy Co.(a)	244,671	10,442,558
Sunoco Inc.	131,895	3,752,413
XTO Energy Inc.	653,909	27,019,520

		912,240,840
OIL & GAS SERVICES – 2.76%
Baker Hughes Inc.	349,297	14,901,010
BJ Services Co.	329,419	6,400,611
Cameron International Corp.(a)	247,187	9,348,612
FMC Technologies Inc.(a)	138,071	7,212,829
Halliburton Co.	528,468	14,332,052
National Oilwell Varco Inc.(a)	282,480	12,183,362
Schlumberger Ltd.	1,349,854	80,451,298
Smith International Inc.	248,644	7,136,083

		151,965,857
PACKAGING & CONTAINERS – 0.20%
Ball Corp.	106,014	5,215,889
Owens-Illinois Inc.(a)	47,817	1,764,447
Pactiv Corp.(a)	76,296	1,987,511
Sealed Air Corp.	109,665	2,152,724

		11,120,571
PHARMACEUTICALS – 3.32%
Abbott Laboratories	888,531	43,955,629
Allergan Inc.	169,877	9,642,219
Cephalon Inc.(a)(b)	38,746	2,256,567
Express Scripts Inc.(a)	309,261	23,992,468
Forest Laboratories Inc.(a)	340,102	10,012,603
Gilead Sciences Inc.(a)	672,621	31,330,686
Hospira Inc.(a)	85,369	3,807,457
King Pharmaceuticals Inc.(a)	117,889	1,269,665
Medco Health Solutions Inc.(a)	192,265	10,634,177
Mylan Inc.(a)(b)	178,799	2,862,572
Watson Pharmaceuticals Inc.(a)	40,975	1,501,324
Wyeth	857,620	41,663,180

		182,928,547
PIPELINES – 0.13%
Questar Corp.	196,460	7,379,038

		7,379,038
REAL ESTATE – 0.06%
CB Richard Ellis Group Inc. Class A(a)	269,699	3,166,266

		3,166,266
REAL ESTATE INVESTMENT TRUSTS – 0.07%
Ventas Inc.	95,373	3,671,860

		3,671,860
RETAIL – 6.97%
Abercrombie & Fitch Co. Class A	99,249	3,263,307
AutoZone Inc.(a)	36,359	5,316,413
Bed Bath & Beyond Inc.(a)	295,250	11,083,685
Best Buy Co. Inc.	234,802	8,809,771

Big Lots Inc.(a)	40,460	1,012,309
Costco Wholesale Corp.	215,700	12,178,422
CVS Caremark Corp.	862,077	30,810,632
Family Dollar Stores Inc.	92,797	2,449,841
GameStop Corp. Class A(a)	185,521	4,910,741
Gap Inc. (The)	237,016	5,072,142
Home Depot Inc. (The)	1,210,274	32,241,699
Kohl’s Corp.(a)	220,127	12,558,245
Lowe’s Companies Inc.	1,182,359	24,758,597
McDonald’s Corp.	614,982	35,097,023
Nordstrom Inc.	106,270	3,245,486
O’Reilly Automotive Inc.(a)(b)	95,189	3,440,130
RadioShack Corp.	93,917	1,556,205
Sears Holdings Corp.(a)(b)	56,293	3,676,496
Staples Inc.	447,385	10,388,280
Starbucks Corp.(a)	830,835	17,156,743
Target Corp.	432,184	20,174,349
TJX Companies Inc. (The)	477,807	17,750,530
Walgreen Co.	648,735	24,308,100
Wal-Mart Stores Inc.	1,533,397	75,274,459
Yum! Brands Inc.	525,920	17,755,059

		384,288,664
SAVINGS & LOANS – 0.08%
Hudson City Bancorp Inc.	329,868	4,337,764

		4,337,764
SEMICONDUCTORS – 2.62%
Advanced Micro Devices Inc.(a)	233,938	1,324,089
Altera Corp.	331,733	6,803,844
Applied Materials Inc.	1,082,458	14,504,937
Broadcom Corp. Class A(a)	218,383	6,702,174
Intel Corp.	3,028,158	59,261,052
LSI Corp.(a)	280,028	1,537,354
MEMC Electronic Materials Inc.(a)	252,160	4,193,421
National Semiconductor Corp.	260,975	3,724,113
Novellus Systems Inc.(a)	47,938	1,005,739
NVIDIA Corp.(a)	388,829	5,844,100
QLogic Corp.(a)(b)	84,780	1,458,216
Texas Instruments Inc.	1,421,638	33,678,604
Xilinx Inc.	180,597	4,229,582

		144,267,225
SOFTWARE – 7.86%
Adobe Systems Inc.(a)	591,743	19,551,189
Autodesk Inc.(a)	259,031	6,164,938
Automatic Data Processing Inc.	294,365	11,568,545
BMC Software Inc.(a)	206,594	7,753,473
CA Inc.	264,357	5,813,210
Citrix Systems Inc.(a)	135,342	5,309,467
Compuware Corp.(a)	268,271	1,966,426
Dun & Bradstreet Corp. (The)	58,916	4,437,553
Electronic Arts Inc.(a)	156,714	2,985,402
Fiserv Inc.(a)	174,059	8,389,644
IMS Health Inc.	205,242	3,150,465
Intuit Inc.(a)	364,216	10,380,156
Microsoft Corp.	8,735,940	226,173,487
Novell Inc.(a)	200,355	903,601
Oracle Corp.	4,401,331	91,723,738
Paychex Inc.	362,171	10,521,068
Red Hat Inc.(a)	212,034	5,860,620
Salesforce.com Inc.(a)(b)	122,417	6,969,200
Total System Services Inc.	221,993	3,576,307

		433,198,489

TELECOMMUNICATIONS – 5.11%
American Tower Corp. Class A(a)	111,227	4,048,663
Cisco Systems Inc.(a)	6,499,789	153,005,033
Harris Corp.	147,824	5,558,182
Juniper Networks Inc.(a)(b)	218,441	5,902,276
MetroPCS Communications Inc.(a)	115,243	1,078,674
Motorola Inc.	2,586,589	22,218,800
QUALCOMM Inc.	1,873,301	84,261,079
Sprint Nextel Corp.(a)	1,135,326	4,484,538
Tellabs Inc.(a)	173,926	1,203,568

		281,760,813
TEXTILES – 0.04%
Cintas Corp.	70,990	2,151,707

		2,151,707
TRANSPORTATION – 1.60%
Burlington Northern Santa Fe Corp.	162,321	12,958,085
C.H. Robinson Worldwide Inc.	189,816	10,961,874
Expeditors International Washington Inc.	239,172	8,406,896
FedEx Corp.	179,563	13,506,729
Norfolk Southern Corp.	182,384	7,862,574
United Parcel Service Inc. Class B	616,421	34,809,294

		88,505,452

TOTAL COMMON STOCKS
(Cost: $5,993,927,309)		5,506,634,190

Security	Shares	Value
SHORT-TERM INVESTMENTS – 1.05%

MONEY MARKET FUNDS – 1.05%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.22%(c)(d)(e)	46,451,156	46,451,156
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.18%(c)(d)(e)	7,089,349	7,089,349
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.04%(c)(d)	4,142,279	4,142,279

		57,682,784

TOTAL SHORT-TERM INVESTMENTS
(Cost: $57,682,784)		57,682,784

TOTAL INVESTMENTS IN SECURITIES – 100.93%
(Cost: $6,051,610,093)		5,564,316,974
Other Assets, Less Liabilities – (0.93)%		(51,204,428)

NET ASSETS – 100.00%		$5,513,112,546

NVS - Non-Voting Shares

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Affiliated issuer. See Note 2.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments (Unaudited)

iSHARES® S&P 500 VALUE INDEX FUND

September 30, 2009

Security	Shares	Value
COMMON STOCKS – 99.73%

ADVERTISING – 0.17%
Interpublic Group of Companies Inc. (The)(a)	379,440	$2,853,389
Omnicom Group Inc.	87,882	3,246,361

		6,099,750
AEROSPACE & DEFENSE – 2.25%
Boeing Co. (The)	290,946	15,754,726
General Dynamics Corp.	127,020	8,205,492
Goodrich Corp.	97,378	5,291,520
L-3 Communications Holdings Inc.	31,913	2,563,252
Northrop Grumman Corp.	249,815	12,927,926
Raytheon Co.	305,790	14,668,746
United Technologies Corp.	317,842	19,366,113

		78,777,775
AGRICULTURE – 4.18%
Altria Group Inc.	1,626,583	28,969,443
Archer-Daniels-Midland Co.	504,204	14,732,841
Lorillard Inc.	129,700	9,636,710
Monsanto Co.	171,487	13,273,094
Philip Morris International Inc.	1,519,037	74,037,863
Reynolds American Inc.	132,722	5,908,783

		146,558,734
AIRLINES – 0.10%
Southwest Airlines Co.	355,279	3,410,678

		3,410,678
APPAREL – 0.19%
Polo Ralph Lauren Corp.	19,485	1,492,941
VF Corp.	70,037	5,072,780

		6,565,721
AUTO MANUFACTURERS – 0.52%
Ford Motor Co.(a)	2,529,654	18,238,805

		18,238,805
AUTO PARTS & EQUIPMENT – 0.43%
Goodyear Tire & Rubber Co. (The)(a)	189,648	3,229,705
Johnson Controls Inc.	467,625	11,952,495

		15,182,200
BANKS – 10.60%
Bank of America Corp.	6,793,634	114,948,287
Bank of New York Mellon Corp. (The)	944,554	27,382,620
BB&T Corp.	535,252	14,580,264
Comerica Inc.	118,700	3,521,829
Discover Financial Services	172,550	2,800,487
Fifth Third Bancorp	624,636	6,327,563
First Horizon National Corp.(a)	96,219	1,272,977

Huntington Bancshares Inc.	524,607	2,470,899
KeyCorp	688,865	4,477,622
M&T Bank Corp.(b)	64,994	4,050,426
Marshall & Ilsley Corp.	286,346	2,310,812
Northern Trust Corp.	102,386	5,954,770
PNC Financial Services Group Inc. (The)	362,336	17,605,906
Regions Financial Corp.	932,952	5,793,632
State Street Corp.	209,704	11,030,430
SunTrust Banks Inc.	391,750	8,833,962
U.S. Bancorp	1,501,419	32,821,019
Wells Fargo & Co.	3,668,374	103,374,779
Zions Bancorporation(b)	99,210	1,782,804

		371,341,088
BEVERAGES – 1.34%
Brown-Forman Corp. Class B NVS	37,018	1,785,008
Coca-Cola Co. (The)	527,751	28,340,229
Coca-Cola Enterprises Inc.	249,115	5,333,552
Constellation Brands Inc. Class A(a)	90,947	1,377,847
Dr Pepper Snapple Group Inc.(a)	77,561	2,229,879
Molson Coors Brewing Co. Class B NVS	123,134	5,994,163
Pepsi Bottling Group Inc.	52,502	1,913,173

		46,973,851
BIOTECHNOLOGY – 0.30%
Genzyme Corp.(a)	99,780	5,660,519
Life Technologies Corp.(a)	76,017	3,538,591
Millipore Corp.(a)	19,625	1,380,226

		10,579,336
BUILDING MATERIALS – 0.10%
Masco Corp.	282,150	3,645,378

		3,645,378
CHEMICALS – 2.34%
Air Products and Chemicals Inc.	164,977	12,798,916
Airgas Inc.	28,997	1,402,585
CF Industries Holdings Inc.	12,468	1,075,116
Dow Chemical Co. (The)	898,060	23,412,424
E.I. du Pont de Nemours and Co.	709,585	22,806,062
Eastman Chemical Co.	56,943	3,048,728
International Flavors & Fragrances Inc.	26,476	1,004,235
PPG Industries Inc.	129,517	7,539,185
Praxair Inc.	86,797	7,090,447
Sigma-Aldrich Corp.	31,499	1,700,316

		81,878,014
COAL – 0.13%
Massey Energy Co.	67,526	1,883,300
Peabody Energy Corp.	69,338	2,580,760

		4,464,060
COMMERCIAL SERVICES – 0.85%
Convergys Corp.(a)	96,205	956,278
DeVry Inc.	24,668	1,364,634
H&R Block Inc.	263,369	4,840,722
Iron Mountain Inc.(a)	62,514	1,666,623
McKesson Corp.	209,003	12,446,129
Monster Worldwide Inc.(a)	63,043	1,101,992
Moody’s Corp.	94,676	1,937,071
Quanta Services Inc.(a)	99,015	2,191,202
R.R. Donnelley & Sons Co.	161,270	3,428,600

		29,933,251

COMPUTERS – 2.58%
Affiliated Computer Services Inc. Class A(a)	27,014	1,463,348
Computer Sciences Corp.(a)	119,143	6,280,028
EMC Corp.(a)	524,050	8,929,812
Hewlett-Packard Co.	651,678	30,765,718
International Business Machines Corp.	298,522	35,706,216
Sun Microsystems Inc.(a)	592,551	5,386,289
Teradata Corp.(a)	68,712	1,890,954

		90,422,365
COSMETICS & PERSONAL CARE – 1.14%
Procter & Gamble Co. (The)	687,634	39,827,761

		39,827,761
DISTRIBUTION & WHOLESALE – 0.21%
Genuine Parts Co.	125,304	4,769,070
W.W. Grainger Inc.	27,494	2,456,864

		7,225,934
DIVERSIFIED FINANCIAL SERVICES – 7.75%
American Express Co.	308,193	10,447,743
Ameriprise Financial Inc.	200,272	7,275,882
Capital One Financial Corp.	357,296	12,766,186
Charles Schwab Corp. (The)	246,311	4,716,856
Citigroup Inc.	10,241,195	49,567,384
E*TRADE Financial Corp.(a)	378,920	663,110
Federated Investors Inc. Class B	20,519	541,086
Invesco Ltd.	327,079	7,444,318
Janus Capital Group Inc.	142,321	2,018,112
JPMorgan Chase & Co.	3,088,039	135,317,869
Legg Mason Inc.	127,736	3,963,648
Morgan Stanley	1,067,316	32,958,718
NASDAQ OMX Group Inc. (The)(a)	47,150	992,507
T. Rowe Price Group Inc.	60,360	2,758,452

		271,431,871
ELECTRIC – 7.12%
AES Corp. (The)(a)	523,844	7,763,368
Allegheny Energy Inc.	133,078	3,529,229
Ameren Corp.	183,244	4,632,408
American Electric Power Co. Inc.	374,431	11,603,617
CenterPoint Energy Inc.	302,419	3,759,068
CMS Energy Corp.	179,624	2,406,962
Consolidated Edison Inc.	215,959	8,841,361
Constellation Energy Group Inc.	157,658	5,103,389
Dominion Resources Inc.	467,457	16,127,266
DTE Energy Co.	129,468	4,549,506
Duke Energy Corp.	1,018,331	16,028,530
Dynegy Inc. Class A(a)	395,819	1,009,338
Edison International	255,878	8,592,383
Entergy Corp.	153,760	12,279,274
Exelon Corp.	517,558	25,681,228
FirstEnergy Corp.	239,396	10,945,185
FPL Group Inc.	323,116	17,845,697
Integrys Energy Group Inc.	59,893	2,149,560
Northeast Utilities	137,688	3,268,713
Pepco Holdings Inc.	174,189	2,591,932
PG&E Corp.	291,110	11,787,044
Pinnacle West Capital Corp.	79,317	2,603,184
PPL Corp.	295,745	8,972,903
Progress Energy Inc.	219,345	8,567,616
Public Service Enterprise Group Inc.	397,365	12,493,156

SCANA Corp.	86,621	3,023,073
Southern Co.	625,135	19,798,025
TECO Energy Inc.	167,349	2,356,274
Wisconsin Energy Corp.	91,830	4,147,961
Xcel Energy Inc.	357,913	6,886,246

		249,343,496
ELECTRICAL COMPONENTS & EQUIPMENT – 0.33%
Emerson Electric Co.	236,101	9,462,928
Molex Inc.	105,587	2,204,657

		11,667,585
ELECTRONICS – 0.33%
Jabil Circuit Inc.	144,894	1,943,029
PerkinElmer Inc.	91,746	1,765,193
Thermo Fisher Scientific Inc.(a)	182,708	7,978,858

		11,687,080
ENGINEERING & CONSTRUCTION – 0.16%
Fluor Corp.	72,046	3,663,539
Jacobs Engineering Group Inc.(a)	42,762	1,964,914

		5,628,453
ENTERTAINMENT – 0.14%
International Game Technology	232,728	4,998,997

		4,998,997
ENVIRONMENTAL CONTROL – 0.45%
Republic Services Inc.	116,471	3,094,635
Stericycle Inc.(a)(b)	25,253	1,223,508
Waste Management Inc.	386,920	11,537,954

		15,856,097
FOOD – 2.45%
ConAgra Foods Inc.	347,203	7,527,361
Dean Foods Co.(a)	48,163	856,820
General Mills Inc.	117,562	7,568,642
H.J. Heinz Co.	101,454	4,032,796
Hormel Foods Corp.	30,857	1,096,041
J.M. Smucker Co. (The)	93,585	4,960,941
Kraft Foods Inc. Class A	1,158,252	30,427,280
Kroger Co. (The)	307,063	6,337,780
McCormick & Co. Inc. NVS	46,496	1,578,074
Safeway Inc.	327,116	6,450,728
Sara Lee Corp.	546,379	6,086,662
SUPERVALU Inc.	166,526	2,507,882
Tyson Foods Inc. Class A	240,170	3,033,347
Whole Foods Market Inc.(a)(b)	110,134	3,357,986

		85,822,340
FOREST PRODUCTS & PAPER – 0.59%
International Paper Co.	339,871	7,555,332
MeadWestvaco Corp.	134,422	2,998,955
Plum Creek Timber Co. Inc.	127,889	3,918,519
Weyerhaeuser Co.	166,000	6,083,900

		20,556,706
GAS – 0.40%
Nicor Inc.	35,745	1,307,910
NiSource Inc.	215,602	2,994,712
Sempra Energy	192,673	9,597,042

		13,899,664

HAND & MACHINE TOOLS – 0.12%
Snap-On Inc.	45,332	1,575,740
Stanley Works (The)	62,140	2,652,757

		4,228,497
HEALTH CARE - PRODUCTS – 0.91%
Baxter International Inc.	217,728	12,412,673
Becton, Dickinson and Co.	84,611	5,901,617
Boston Scientific Corp.(a)	745,869	7,898,753
C.R. Bard Inc.	25,777	2,026,330
CareFusion Corp.(a)	75,444	1,644,679
DENTSPLY International Inc.	59,767	2,064,352

		31,948,404
HEALTH CARE - SERVICES – 0.62%
Aetna Inc.	171,421	4,770,646
Coventry Health Care Inc.(a)	40,481	808,001
Humana Inc.(a)	54,343	2,026,994
Quest Diagnostics Inc.	48,613	2,537,112
Tenet Healthcare Corp.(a)	336,005	1,975,709
WellPoint Inc.(a)	205,191	9,717,846

		21,836,308
HOLDING COMPANIES - DIVERSIFIED – 0.04%
Leucadia National Corp.(a)	60,171	1,487,427

		1,487,427
HOME BUILDERS – 0.15%
D.R. Horton Inc.(b)	143,821	1,640,998
KB Home	23,442	389,372
Lennar Corp. Class A	121,170	1,726,672
Pulte Homes Inc.	127,329	1,399,346

		5,156,388
HOME FURNISHINGS – 0.14%
Harman International Industries Inc.	25,399	860,518
Whirlpool Corp.(b)	58,148	4,068,034

		4,928,552
HOUSEHOLD PRODUCTS & WARES – 0.62%
Avery Dennison Corp.	88,278	3,178,891
Clorox Co. (The)	109,440	6,437,261
Fortune Brands Inc.	118,008	5,071,984
Kimberly-Clark Corp.	120,446	7,103,905

		21,792,041
HOUSEWARES – 0.10%
Newell Rubbermaid Inc.	218,141	3,422,632

		3,422,632
INSURANCE – 4.77%
Aflac Inc.	161,562	6,905,160
Allstate Corp. (The)	421,239	12,898,338
American International Group Inc.(a)(b)	105,700	4,662,427
Aon Corp.	129,353	5,263,374
Assurant Inc.	92,566	2,967,666
Chubb Corp.	137,405	6,926,586
CIGNA Corp.	214,177	6,016,232
Cincinnati Financial Corp.	127,758	3,320,430
Genworth Financial Inc. Class A	377,386	4,509,763
Hartford Financial Services Group Inc. (The)	301,784	7,997,276
Lincoln National Corp.	237,302	6,148,495
Loews Corp.	165,567	5,670,670

Marsh & McLennan Companies Inc.	411,379	10,173,403
MBIA Inc.(a)(b)	56,006	434,607
MetLife Inc.	642,859	24,473,642
Principal Financial Group Inc.	250,768	6,868,536
Prudential Financial Inc.	363,587	18,146,627
Torchmark Corp.	36,388	1,580,331
Travelers Companies Inc. (The)	445,697	21,941,663
Unum Group	260,295	5,580,725
XL Capital Ltd. Class A	268,764	4,692,619

		167,178,570
INTERNET – 0.27%
Expedia Inc.(a)	94,492	2,263,083
McAfee Inc.(a)	62,835	2,751,545
Symantec Corp.(a)	268,705	4,425,571

		9,440,199
IRON & STEEL – 0.22%
AK Steel Holding Corp.	85,814	1,693,110
Allegheny Technologies Inc.	29,525	1,033,080
United States Steel Corp.	112,570	4,994,731

		7,720,921
LEISURE TIME – 0.38%
Carnival Corp.	344,102	11,451,715
Harley-Davidson Inc.	77,853	1,790,619

		13,242,334
LODGING – 0.25%
Marriott International Inc. Class A	57,286	1,580,521
Starwood Hotels & Resorts Worldwide Inc.	146,747	4,847,053
Wyndham Worldwide Corp.	140,487	2,292,748

		8,720,322
MACHINERY – 0.35%
Cummins Inc.	44,637	2,000,184
Deere & Co.	139,515	5,987,984
Flowserve Corp.	43,932	4,329,059

		12,317,227
MANUFACTURING – 5.52%
Dover Corp.	146,191	5,666,363
Eastman Kodak Co.(b)	210,061	1,004,092
Eaton Corp.	130,056	7,359,869
General Electric Co.	8,344,690	137,019,810
Honeywell International Inc.	590,576	21,939,898
Illinois Tool Works Inc.	148,208	6,329,964
ITT Corp.	61,582	3,211,501
Leggett & Platt Inc.	122,667	2,379,740
Pall Corp.	48,481	1,564,967
Parker Hannifin Corp.	56,668	2,937,669
Textron Inc.	211,707	4,018,199

		193,432,072
MEDIA – 3.48%
CBS Corp. Class B NVS	532,277	6,413,938
Comcast Corp. Class A	1,329,623	22,457,332
DIRECTV Group Inc. (The)(a)(b)	204,789	5,648,081
Gannett Co. Inc.	184,172	2,303,992
Meredith Corp.(b)	28,871	864,398
New York Times Co. (The) Class A(b)	91,103	739,756
News Corp. Class A	1,765,561	21,169,076
Scripps Networks Interactive Inc. Class A	38,419	1,419,582

Time Warner Cable Inc.	168,806	7,273,851
Time Warner Inc.	931,029	26,795,015
Walt Disney Co. (The)	890,291	24,447,391
Washington Post Co. (The) Class B	4,824	2,258,018

		121,790,430
METAL FABRICATE & HARDWARE – 0.12%
Precision Castparts Corp.	41,839	4,262,139

		4,262,139
MINING – 0.73%
Alcoa Inc.	765,206	10,039,503
Newmont Mining Corp.	234,734	10,332,991
Vulcan Materials Co.	98,137	5,306,268

		25,678,762
OFFICE & BUSINESS EQUIPMENT – 0.19%
Pitney Bowes Inc.	56,985	1,416,077
Xerox Corp.	682,574	5,283,123

		6,699,200
OIL & GAS – 1.90%
ConocoPhillips	419,225	18,932,201
Diamond Offshore Drilling Inc.	19,016	1,816,408
EQT Corp.	35,219	1,500,329
Marathon Oil Corp.	216,772	6,915,027
Noble Energy Inc.	66,737	4,401,973
Occidental Petroleum Corp.	191,010	14,975,184
Pioneer Natural Resources Co.	37,933	1,376,589
Rowan Companies Inc.	89,633	2,067,833
Southwestern Energy Co.(a)	100,086	4,271,670
Tesoro Corp.	109,911	1,646,467
Valero Energy Corp.	441,417	8,559,076

		66,462,757
OIL & GAS SERVICES – 0.43%
Halliburton Co.	339,917	9,218,549
National Oilwell Varco Inc.(a)	131,382	5,666,506

		14,885,055
PACKAGING & CONTAINERS – 0.23%
Bemis Co. Inc.	84,435	2,187,711
Owens-Illinois Inc.(a)	99,069	3,655,646
Pactiv Corp.(a)	50,920	1,326,466
Sealed Air Corp.	48,454	951,152

		8,120,975
PHARMACEUTICALS – 9.79%
Abbott Laboratories	594,840	29,426,734
Allergan Inc.	123,170	6,991,129
AmerisourceBergen Corp.	233,475	5,225,170
Bristol-Myers Squibb Co.	1,555,555	35,031,099
Cardinal Health Inc.	282,819	7,579,549
Cephalon Inc.(a)(b)	31,433	1,830,658
Eli Lilly and Co.	794,023	26,226,580
Gilead Sciences Inc.(a)	241,452	11,246,834
Hospira Inc.(a)	67,053	2,990,564
King Pharmaceuticals Inc.(a)	112,670	1,213,456
Medco Health Solutions Inc.(a)	238,104	13,169,532
Merck & Co. Inc.(b)	1,656,000	52,379,280
Mylan Inc.(a)(b)	114,591	1,834,602
Pfizer Inc.	5,299,756	87,710,962
Schering-Plough Corp.	1,283,081	36,247,038

Watson Pharmaceuticals Inc.(a)	54,822	2,008,678
Wyeth	450,815	21,900,593

		343,012,458
PIPELINES – 0.67%
El Paso Corp.	550,731	5,683,544
Spectra Energy Corp.	507,253	9,607,372
Williams Companies Inc. (The)	457,842	8,181,637

		23,472,553
REAL ESTATE INVESTMENT TRUSTS – 2.21%
Apartment Investment and Management Co. Class A	92,447	1,363,593
AvalonBay Communities Inc.(b)	62,787	4,566,498
Boston Properties Inc.	108,841	7,134,528
Equity Residential	215,173	6,605,811
HCP Inc.	230,310	6,619,109
Health Care REIT Inc.	94,237	3,922,144
Host Hotels & Resorts Inc.	474,319	5,582,735
Kimco Realty Corp.	294,881	3,845,248
ProLogis	347,808	4,145,871
Public Storage	106,655	8,024,722
Simon Property Group Inc.	222,294	15,433,872
Ventas Inc.	56,461	2,173,748
Vornado Realty Trust	122,614	7,897,568

		77,315,447
RETAIL – 5.20%
AutoNation Inc.(a)(b)	74,160	1,340,813
Best Buy Co. Inc.	104,585	3,924,029
Big Lots Inc.(a)	36,726	918,885
Costco Wholesale Corp.	191,251	10,798,031
CVS Caremark Corp.	532,676	19,037,840
Darden Restaurants Inc.	109,216	3,727,542
Family Dollar Stores Inc.	45,219	1,193,782
Gap Inc. (The)	211,358	4,523,061
Home Depot Inc. (The)	495,292	13,194,579
J.C. Penney Co. Inc.	185,247	6,252,086
Kohl’s Corp.(a)	86,405	4,929,405
Limited Brands Inc.	208,746	3,546,595
Lowe’s Companies Inc.	336,525	7,046,833
Macy’s Inc.	330,284	6,040,894
McDonald’s Corp.	428,508	24,454,952
Nordstrom Inc.	53,661	1,638,807
Office Depot Inc.(a)	217,021	1,436,679
O’Reilly Automotive Inc.(a)(b)	41,148	1,487,089
RadioShack Corp.	32,779	543,148
Staples Inc.	255,517	5,933,105
Target Corp.	289,322	13,505,551
Tiffany & Co.	97,489	3,756,251
Walgreen Co.	327,323	12,264,793
Wal-Mart Stores Inc.	627,533	30,805,595

		182,300,345
SAVINGS & LOANS – 0.18%
Hudson City Bancorp Inc.	140,829	1,851,901
People’s United Financial Inc.	273,632	4,257,714

		6,109,615
SEMICONDUCTORS – 2.57%
Advanced Micro Devices Inc.(a)	277,118	1,568,488
Analog Devices Inc.	228,980	6,315,268
Applied Materials Inc.	293,077	3,927,232

Broadcom Corp. Class A(a)	186,652	5,728,350
Intel Corp.	2,285,856	44,734,202
KLA-Tencor Corp.	134,226	4,813,344
Linear Technology Corp.	174,603	4,824,281
LSI Corp.(a)	317,006	1,740,363
Microchip Technology Inc.	143,706	3,808,209
Micron Technology Inc.(a)	665,133	5,454,091
Novellus Systems Inc.(a)	43,538	913,427
NVIDIA Corp.(a)	158,891	2,388,132
QLogic Corp.(a)(b)	33,115	569,578
Teradyne Inc.(a)(b)	137,426	1,271,190
Xilinx Inc.	91,313	2,138,550

		90,194,705
SOFTWARE – 0.55%
Automatic Data Processing Inc.	189,297	7,439,372
CA Inc.	128,192	2,818,942
Citrix Systems Inc.(a)	48,867	1,917,052
Electronic Arts Inc.(a)	145,552	2,772,766
Fidelity National Information Services Inc.	150,206	3,831,755
Novell Inc.(a)	131,357	592,420

		19,372,307
TELECOMMUNICATIONS – 7.28%
American Tower Corp. Class A(a)	232,445	8,460,998
AT&T Inc.	4,632,951	125,136,007
CenturyTel Inc.	233,460	7,844,256
Ciena Corp.(a)(b)	72,223	1,175,790
Corning Inc.	1,220,814	18,690,662
Frontier Communications Corp.	246,688	1,860,028
JDS Uniphase Corp.(a)	170,561	1,212,689
Juniper Networks Inc.(a)(b)	259,375	7,008,312
MetroPCS Communications Inc.(a)	120,325	1,126,242
Qwest Communications International Inc.	1,164,455	4,436,574
Sprint Nextel Corp.(a)	1,468,165	5,799,252
Tellabs Inc.(a)	190,650	1,319,298
Verizon Communications Inc.	2,230,597	67,520,171
Windstream Corp.	342,421	3,468,725

		255,059,004
TEXTILES – 0.05%
Cintas Corp.	53,496	1,621,464

		1,621,464
TOYS, GAMES & HOBBIES – 0.23%
Hasbro Inc.	98,314	2,728,213
Mattel Inc.	283,386	5,231,306

		7,959,519
TRANSPORTATION – 2.31%
Burlington Northern Santa Fe Corp.	92,532	7,386,830
CSX Corp.	307,860	12,887,020
FedEx Corp.	120,196	9,041,143
Norfolk Southern Corp.	161,690	6,970,456
Ryder System Inc.	44,159	1,724,851
Union Pacific Corp.	396,022	23,107,884
United Parcel Service Inc. Class B	351,417	19,844,518

		80,962,702

TOTAL COMMON STOCKS
(Cost: $4,244,407,791)		3,494,148,321

Security	Shares	Value
SHORT-TERM INVESTMENTS – 1.45%

MONEY MARKET FUNDS – 1.45%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.22%(c)(d)(e)	41,565,600	41,565,600
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.18%(c)(d)(e)	6,343,718	6,343,718
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.04%(c)(d)	2,973,634	2,973,634

		50,882,952

TOTAL SHORT-TERM INVESTMENTS
(Cost: $50,882,952)		50,882,952

TOTAL INVESTMENTS IN SECURITIES – 101.18%
(Cost: $4,295,290,743)		3,545,031,273
Other Assets, Less Liabilities – (1.18)%		(41,419,946)

NET ASSETS – 100.00%		$3,503,611,327

NVS - Non-Voting Shares

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Affiliated issuer. See Note 2.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 INDEX FUND

September 30, 2009

Security	Shares	Value
COMMON STOCKS – 99.84%

ADVERTISING – 0.16%
Clear Channel Outdoor Holdings Inc. Class A(a)	18,096	$126,672
Interpublic Group of Companies Inc. (The)(a)	220,346	1,657,002
Lamar Advertising Co. Class A(a)(b)	26,681	732,127
Omnicom Group Inc.	144,492	5,337,534

		7,853,335
AEROSPACE & DEFENSE – 1.95%
Alliant Techsystems Inc.(a)	15,262	1,188,147
BE Aerospace Inc.(a)	43,501	876,110
Boeing Co. (The)	336,902	18,243,243
General Dynamics Corp.	160,643	10,377,538
Goodrich Corp.	57,259	3,111,454
L-3 Communications Holdings Inc.	54,140	4,348,525
Lockheed Martin Corp.	147,427	11,511,100
Northrop Grumman Corp.	150,357	7,780,975
Raytheon Co.	183,012	8,779,086
Rockwell Collins Inc.	73,313	3,724,300
Spirit AeroSystems Holdings Inc. Class A(a)	48,222	870,889
TransDigm Group Inc.(a)	18,125	902,806
United Technologies Corp.	388,275	23,657,596

		95,371,769
AGRICULTURE – 2.11%
Altria Group Inc.	959,138	17,082,248
Archer-Daniels-Midland Co.	298,449	8,720,680
Bunge Ltd.	62,418	3,907,991
Lorillard Inc.	78,155	5,806,916
Monsanto Co.	253,224	19,599,538
Philip Morris International Inc.	910,470	44,376,308
Reynolds American Inc.	78,020	3,473,450

		102,967,131
AIRLINES – 0.19%
AMR Corp.(a)	129,658	1,030,781
Continental Airlines Inc. Class B(a)(b)	64,180	1,055,119
Copa Holdings SA Class A	14,316	636,919
Delta Air Lines Inc.(a)	356,494	3,194,186
Southwest Airlines Co.	345,135	3,313,296

		9,230,301
APPAREL – 0.48%
Coach Inc.	147,317	4,849,676
Guess? Inc.	26,789	992,265
Hanesbrands Inc.(a)	43,352	927,733
Nike Inc. Class B	167,969	10,867,594
Phillips-Van Heusen Corp.	23,696	1,013,952
Polo Ralph Lauren Corp.	25,466	1,951,205
VF Corp.	41,290	2,990,635

		23,593,060

AUTO MANUFACTURERS – 0.39%
Ford Motor Co.(a)	1,452,670	10,473,751
Navistar International Corp.(a)	29,053	1,087,163
Oshkosh Corp.	41,623	1,287,399
PACCAR Inc.	168,654	6,359,942

		19,208,255
AUTO PARTS & EQUIPMENT – 0.27%
Autoliv Inc.	39,874	1,339,766
BorgWarner Inc.	54,068	1,636,098
Federal Mogul Corp. Class A(a)	10,285	124,140
Goodyear Tire & Rubber Co. (The)(a)	111,670	1,901,740
Johnson Controls Inc.	276,330	7,062,995
TRW Automotive Holdings Corp.(a)	26,852	449,771
WABCO Holdings Inc.	30,112	632,352

		13,146,862
BANKS – 4.97%
Associated Banc-Corp	60,808	694,427
BancorpSouth Inc.	38,598	942,177
Bank of America Corp.	4,015,555	67,943,191
Bank of Hawaii Corp.	21,818	906,320
Bank of New York Mellon Corp. (The)	554,519	16,075,506
BB&T Corp.	318,468	8,675,068
BOK Financial Corp.	9,491	439,623
City National Corp.	20,283	789,617
Comerica Inc.	70,271	2,084,941
Commerce Bancshares Inc.	28,158	1,048,604
Cullen/Frost Bankers Inc.	24,246	1,252,063
Discover Financial Services	249,018	4,041,562
Fifth Third Bancorp	369,673	3,744,787
First Citizens BancShares Inc. Class A	2,708	430,843
First Horizon National Corp.(a)	101,664	1,345,015
Fulton Financial Corp.	81,823	602,217
Huntington Bancshares Inc.	331,785	1,562,707
KeyCorp	409,089	2,659,079
M&T Bank Corp.(b)	35,484	2,211,363
Marshall & Ilsley Corp.	171,084	1,380,648
Northern Trust Corp.	111,921	6,509,325
PNC Financial Services Group Inc. (The)	213,899	10,393,352
Popular Inc.	297,436	841,744
Regions Financial Corp.	534,180	3,317,258
State Street Corp.	228,869	12,038,509
SunTrust Banks Inc.	231,841	5,228,015
Synovus Financial Corp.	176,118	660,443
TCF Financial Corp.	59,367	774,146
U.S. Bancorp	880,478	19,247,249
Valley National Bancorp(b)	66,425	816,363
Wells Fargo & Co.	2,207,523	62,207,998
Whitney Holding Corp.	32,293	308,075
Wilmington Trust Corp.	33,426	474,649
Zions Bancorporation(b)	58,156	1,045,063

		242,691,947
BEVERAGES – 2.42%
Brown-Forman Corp. Class B NVS	42,196	2,034,691
Coca-Cola Co. (The)	1,074,509	57,701,133
Coca-Cola Enterprises Inc.	142,742	3,056,106
Constellation Brands Inc. Class A(a)	87,477	1,325,277
Dr Pepper Snapple Group Inc.(a)	118,143	3,396,611
Green Mountain Coffee Roasters Inc.(a)(b)	16,090	1,188,086
Hansen Natural Corp.(a)	32,255	1,185,049
Molson Coors Brewing Co. Class B NVS	59,512	2,897,044
Pepsi Bottling Group Inc.	65,794	2,397,533

PepsiAmericas Inc.	26,539	757,954
PepsiCo Inc.	722,588	42,387,012

		118,326,496
BIOTECHNOLOGY – 1.44%
Abraxis BioScience Inc.(a)	3,086	112,269
Alexion Pharmaceuticals Inc.(a)	40,907	1,821,998
Amgen Inc.(a)	469,904	28,302,318
Biogen Idec Inc.(a)	134,016	6,770,488
Bio-Rad Laboratories Inc. Class A(a)	8,802	808,728
Celgene Corp.(a)	213,345	11,925,986
Charles River Laboratories International Inc.(a)	30,733	1,136,506
Genzyme Corp.(a)	125,409	7,114,453
Illumina Inc.(a)(b)	57,476	2,442,730
Life Technologies Corp.(a)	80,921	3,766,873
Millipore Corp.(a)	25,976	1,826,892
Myriad Genetics Inc.(a)	44,286	1,213,436
Vertex Pharmaceuticals Inc.(a)	80,200	3,039,580

		70,282,257
BUILDING MATERIALS – 0.14%
Armstrong World Industries Inc.(a)	9,018	310,760
Eagle Materials Inc.	20,184	576,859
Lennox International Inc.	21,537	777,916
Martin Marietta Materials Inc.	20,820	1,916,897
Masco Corp.	168,009	2,170,676
Owens Corning(a)	39,196	879,950
USG Corp.(a)(b)	19,271	331,076

		6,964,134
CHEMICALS – 1.79%
Air Products and Chemicals Inc.	97,549	7,567,851
Airgas Inc.	37,699	1,823,501
Albemarle Corp.	42,172	1,459,151
Ashland Inc.	34,078	1,472,851
Cabot Corp.	30,371	701,874
Celanese Corp. Series A	66,648	1,666,200
CF Industries Holdings Inc.	22,272	1,920,515
Cytec Industries Inc.	21,824	708,625
Dow Chemical Co. (The)	515,866	13,448,627
E.I. du Pont de Nemours and Co.	418,955	13,465,214
Eastman Chemical Co.	34,015	1,821,163
Ecolab Inc.	109,487	5,061,584
FMC Corp.	34,011	1,913,119
Huntsman Corp.	74,166	675,652
International Flavors & Fragrances Inc.	36,821	1,396,621
Intrepid Potash Inc.(a)(b)	18,695	441,015
Lubrizol Corp.	31,168	2,227,265
Mosaic Co. (The)	73,667	3,541,173
PPG Industries Inc.	76,458	4,450,620
Praxair Inc.	142,931	11,676,033
RPM International Inc.	59,621	1,102,392
Sherwin-Williams Co. (The)	46,305	2,785,709
Sigma-Aldrich Corp.	56,971	3,075,295
Terra Industries Inc.	46,308	1,605,498
Valhi Inc.	2,944	35,681
Valspar Corp. (The)	46,770	1,286,643

		87,329,872
COAL – 0.27%
Alpha Natural Resources Inc.(a)	55,658	1,953,596
Arch Coal Inc.	75,657	1,674,289
CONSOL Energy Inc.	83,672	3,774,444
Massey Energy Co.	39,473	1,100,902
Peabody Energy Corp.	123,971	4,614,201

		13,117,432

COMMERCIAL SERVICES – 1.62%
Aaron’s Inc.	21,800	575,520
Alliance Data Systems Corp.(a)(b)	24,721	1,509,959
Apollo Group Inc. Class A(a)	61,351	4,519,728
Brinks Home Security Holdings Inc.(a)	20,893	643,295
Career Education Corp.(a)	32,251	786,279
Convergys Corp.(a)	45,850	455,749
Corrections Corp. of America(a)	54,274	1,229,306
DeVry Inc.	28,908	1,599,191
Equifax Inc.	58,971	1,718,415
FTI Consulting Inc.(a)	23,889	1,017,910
Genpact Ltd.(a)	28,163	346,405
H&R Block Inc.	157,936	2,902,864
Hertz Global Holdings Inc.(a)	87,493	947,549
Hewitt Associates Inc. Class A(a)	39,086	1,423,903
Hillenbrand Inc.	28,394	578,386
Interactive Data Corp.	16,256	426,070
Iron Mountain Inc.(a)(b)	83,885	2,236,374
ITT Educational Services Inc.(a)(b)	17,887	1,974,904
Lender Processing Services Inc.	44,678	1,705,359
Manpower Inc.	36,230	2,054,603
MasterCard Inc. Class A	39,541	7,993,213
McKesson Corp.	126,203	7,515,389
Monster Worldwide Inc.(a)	58,892	1,029,432
Moody’s Corp.	87,846	1,797,329
Morningstar Inc.(a)	9,445	458,649
Pharmaceutical Product Development Inc.	49,005	1,075,170
Quanta Services Inc.(a)	92,357	2,043,860
R.R. Donnelley & Sons Co.	96,036	2,041,725
Robert Half International Inc.	70,831	1,772,192
SAIC Inc.(a)	96,993	1,701,257
Service Corp. International	114,572	803,150
Strayer Education Inc.	6,586	1,433,640
Visa Inc. Class A	208,380	14,401,142
Weight Watchers International Inc.	15,727	431,549
Western Union Co.	325,112	6,151,119

		79,300,585
COMPUTERS – 5.56%
Affiliated Computer Services Inc. Class A(a)	42,259	2,289,170
Apple Inc.(a)	414,070	76,756,156
Brocade Communications Systems Inc.(a)	179,368	1,409,832
Cadence Design Systems Inc.(a)	123,693	907,907
Cognizant Technology Solutions Corp. Class A(a)	135,390	5,234,177
Computer Sciences Corp.(a)	70,452	3,713,525
Dell Inc.(a)	794,062	12,117,386
Diebold Inc.	30,568	1,006,604
DST Systems Inc.(a)	18,026	807,565
EMC Corp.(a)	933,681	15,909,924
FactSet Research Systems Inc.(b)	19,312	1,279,227
Hewlett-Packard Co.	1,109,980	52,402,156
IHS Inc. Class A(a)	22,043	1,127,059
International Business Machines Corp.	613,321	73,359,325
Lexmark International Inc. Class A(a)	36,471	785,585
MICROS Systems Inc.(a)	36,996	1,116,909
NCR Corp.(a)	73,414	1,014,581
NetApp Inc.(a)	154,424	4,120,032
SanDisk Corp.(a)	105,004	2,278,587
Seagate Technology	227,774	3,464,443
Sun Microsystems Inc.(a)	348,417	3,167,111
Synopsys Inc.(a)	67,598	1,515,547

Teradata Corp.(a)	79,593	2,190,399
Western Digital Corp.(a)	103,383	3,776,581

		271,749,788
COSMETICS & PERSONAL CARE – 2.17%
Alberto-Culver Co.	39,510	1,093,637
Avon Products Inc.	198,499	6,741,026
Colgate-Palmolive Co.	231,759	17,678,577
Estee Lauder Companies Inc. (The) Class A	51,396	1,905,764
Procter & Gamble Co. (The)	1,352,853	78,357,246

		105,776,250
DISTRIBUTION & WHOLESALE – 0.25%
Central European Distribution Corp.(a)	23,290	762,980
Fastenal Co.(b)	60,937	2,358,262
Genuine Parts Co.	73,687	2,804,527
Ingram Micro Inc. Class A(a)	75,781	1,276,910
LKQ Corp.(a)	64,452	1,194,940
Tech Data Corp.(a)	22,996	956,864
W.W. Grainger Inc.	28,414	2,539,075
WESCO International Inc.(a)	19,922	573,754

		12,467,312
DIVERSIFIED FINANCIAL SERVICES – 5.44%
Affiliated Managers Group Inc.(a)	19,326	1,256,383
American Express Co.	470,635	15,954,527
AmeriCredit Corp.(a)(b)	42,094	664,664
Ameriprise Financial Inc.	118,524	4,305,977
BlackRock Inc.	9,287	2,013,607
Capital One Financial Corp.	209,927	7,500,692
Charles Schwab Corp. (The)	441,378	8,452,389
CIT Group Inc.(b)	180,436	218,328
Citigroup Inc.	7,055,727	34,149,719
CME Group Inc.	30,856	9,509,511
Eaton Vance Corp.	53,953	1,510,144
Federated Investors Inc. Class B	41,571	1,096,227
Franklin Resources Inc.	70,035	7,045,521
GLG Partners Inc.	84,847	341,933
Goldman Sachs Group Inc. (The)	233,667	43,076,511
Greenhill & Co. Inc.	9,330	835,781
Interactive Brokers Group Inc. Class A(a)	19,748	392,393
IntercontinentalExchange Inc.(a)	33,968	3,301,350
Invesco Ltd.	192,514	4,381,619
Investment Technology Group Inc.(a)	19,958	557,227
Janus Capital Group Inc.	84,683	1,200,805
Jefferies Group Inc.(a)(b)	54,326	1,479,297
JPMorgan Chase & Co.	1,744,803	76,457,267
Lazard Ltd. Class A	35,144	1,451,799
Legg Mason Inc.	74,347	2,306,987
Morgan Stanley	630,680	19,475,398
NASDAQ OMX Group Inc. (The)(a)	63,540	1,337,517
NYSE Euronext Inc.	120,583	3,483,643
Raymond James Financial Inc.(b)	44,781	1,042,502
SLM Corp.(a)	217,481	1,896,434
Student Loan Corp. (The)	1,734	80,458
T. Rowe Price Group Inc.	118,764	5,427,515
TD AMERITRADE Holding Corp.(a)	121,475	2,383,340
Waddell & Reed Financial Inc. Class A	40,028	1,138,797

		265,726,262
ELECTRIC – 3.43%
AES Corp. (The)(a)	308,866	4,577,394
Allegheny Energy Inc.	78,715	2,087,522

Alliant Energy Corp.	50,861	1,416,479

Ameren Corp.	109,738	2,774,177
American Electric Power Co. Inc.	221,644	6,868,748
Calpine Corp.(a)	156,785	1,806,163
CenterPoint Energy Inc.	180,995	2,249,768
CMS Energy Corp.	105,560	1,414,504
Consolidated Edison Inc.	127,579	5,223,084
Constellation Energy Group Inc.	84,226	2,726,396
Dominion Resources Inc.	274,259	9,461,936
DPL Inc.	53,666	1,400,683
DTE Energy Co.	76,436	2,685,961
Duke Energy Corp.	598,346	9,417,966
Dynegy Inc. Class A(a)	226,782	578,294
Edison International	151,510	5,087,706
Entergy Corp.	91,170	7,280,836
Exelon Corp.	305,522	15,160,002
FirstEnergy Corp.	141,764	6,481,450
FPL Group Inc.	190,930	10,545,064
Great Plains Energy Inc.	63,240	1,135,158
Hawaiian Electric Industries Inc.	43,449	787,296
Integrys Energy Group Inc.	35,732	1,282,421
ITC Holdings Corp.	22,893	1,040,487
MDU Resources Group Inc.	86,239	1,798,083
Mirant Corp.(a)	66,277	1,088,931
Northeast Utilities	81,956	1,945,635
NRG Energy Inc.(a)	122,597	3,456,009
NSTAR	49,305	1,568,885
NV Energy Inc.	107,886	1,250,399
OGE Energy Corp.	44,415	1,469,248
Ormat Technologies Inc.	8,784	358,563
Pepco Holdings Inc.	102,681	1,527,893
PG&E Corp.	171,195	6,931,686
Pinnacle West Capital Corp.	46,755	1,534,499
PPL Corp.	174,574	5,296,575
Progress Energy Inc.	129,526	5,059,286
Public Service Enterprise Group Inc.	235,229	7,395,600
RRI Energy Inc.(a)	160,439	1,145,534
SCANA Corp.	56,478	1,971,082
Southern Co.	363,722	11,519,076
TECO Energy Inc.	100,062	1,408,873
Westar Energy Inc.	49,944	974,407
Wisconsin Energy Corp.	54,287	2,452,144
Xcel Energy Inc.	210,871	4,057,158

		167,699,061
ELECTRICAL COMPONENTS & EQUIPMENT – 0.46%
AMETEK Inc.	50,279	1,755,240
Emerson Electric Co.	348,420	13,964,674
Energizer Holdings Inc.(a)	32,379	2,148,023
General Cable Corp.(a)	24,014	940,148
Hubbell Inc. Class B	26,033	1,093,386
Molex Inc.	61,191	1,277,668
SunPower Corp. Class A(a)	44,565	1,332,048

		22,511,187
ELECTRONICS – 0.74%
Agilent Technologies Inc.(a)	158,796	4,419,293
Amphenol Corp. Class A	79,074	2,979,508
Arrow Electronics Inc.(a)	55,999	1,576,372
Avnet Inc.(a)	69,635	1,808,421
AVX Corp.	22,153	264,285
Dolby Laboratories Inc. Class A(a)	24,201	924,236
FLIR Systems Inc.(a)	70,161	1,962,403
Garmin Ltd.(b)	52,725	1,989,842
Gentex Corp.	63,435	897,605

Itron Inc.(a)	18,182	1,166,193
Jabil Circuit Inc.	87,882	1,178,498
Mettler-Toledo International Inc.(a)	15,795	1,430,869
National Instruments Corp.	26,573	734,212
PerkinElmer Inc.	53,531	1,029,936
Thermo Fisher Scientific Inc.(a)	194,462	8,492,156
Thomas & Betts Corp.(a)	24,847	747,398
Trimble Navigation Ltd.(a)	56,194	1,343,599
Vishay Intertechnology Inc.(a)	88,620	700,098
Waters Corp.(a)	44,477	2,484,485

		36,129,409
ENERGY - ALTERNATE SOURCES – 0.09%
Covanta Holding Corp.(a)	59,431	1,010,327
First Solar Inc.(a)(b)	23,725	3,626,604

		4,636,931
ENGINEERING & CONSTRUCTION – 0.32%
AECOM Technology Corp.(a)	44,275	1,201,624
Fluor Corp.	83,178	4,229,601
Jacobs Engineering Group Inc.(a)	57,295	2,632,705
KBR Inc.	74,008	1,723,646
McDermott International Inc.(a)	106,677	2,695,728
Shaw Group Inc. (The)(a)	38,359	1,230,940
URS Corp.(a)	38,677	1,688,251

		15,402,495
ENTERTAINMENT – 0.13%
DreamWorks Animation SKG Inc. Class A(a)	33,854	1,204,187
International Game Technology	136,994	2,942,631
International Speedway Corp. Class A	14,053	387,441
Penn National Gaming Inc.(a)	31,073	859,479
Regal Entertainment Group Class A	37,793	465,610
Scientific Games Corp. Class A(a)	30,417	481,501
Warner Music Group Corp.(a)	19,775	109,356

		6,450,205
ENVIRONMENTAL CONTROL – 0.31%
Nalco Holding Co.	64,671	1,325,109
Republic Services Inc.	149,153	3,962,995
Stericycle Inc.(a)(b)	39,640	1,920,558
Waste Connections Inc.(a)	36,809	1,062,308
Waste Management Inc.	228,200	6,804,924

		15,075,894
FOOD – 1.80%
Campbell Soup Co.	91,101	2,971,715
ConAgra Foods Inc.	207,358	4,495,521
Corn Products International Inc.	34,214	975,783
Dean Foods Co.(a)	83,310	1,482,085
Del Monte Foods Co.	90,971	1,053,444
Flowers Foods Inc.	35,435	931,586
General Mills Inc.	152,843	9,840,032
H.J. Heinz Co.	146,297	5,815,306
Hershey Co. (The)	71,794	2,789,915
Hormel Foods Corp.	32,664	1,160,225
J.M. Smucker Co. (The)	55,270	2,929,863
Kellogg Co.	118,050	5,811,602
Kraft Foods Inc. Class A	683,248	17,948,925
Kroger Co. (The)	303,277	6,259,637
McCormick & Co. Inc. NVS	60,487	2,052,929
Ralcorp Holdings Inc.(a)	26,168	1,530,043
Safeway Inc.	197,586	3,896,396
Sara Lee Corp.	321,837	3,585,264

Smithfield Foods Inc.(a)	56,053	773,531
SUPERVALU Inc.	98,627	1,485,323
Sysco Corp.	274,287	6,816,032
Tyson Foods Inc. Class A	139,941	1,767,455
Whole Foods Market Inc.(a)(b)	51,231	1,562,033

		87,934,645
FOREST PRODUCTS & PAPER – 0.30%
International Paper Co.	200,062	4,447,378
MeadWestvaco Corp.	80,021	1,785,269
Plum Creek Timber Co. Inc.	75,131	2,302,014
Rayonier Inc.	36,801	1,505,529
Temple-Inland Inc.	48,851	802,133
Weyerhaeuser Co.	98,282	3,602,035

		14,444,358
GAS – 0.30%
AGL Resources Inc.	35,688	1,258,716
Atmos Energy Corp.	43,082	1,214,051
Energen Corp.	33,163	1,429,325
NiSource Inc.	127,610	1,772,503
Sempra Energy	113,553	5,656,075
Southern Union Co.	51,662	1,074,053
UGI Corp.	49,969	1,252,223
Vectren Corp.	37,462	863,124

		14,520,070
HAND & MACHINE TOOLS – 0.12%
Black & Decker Corp. (The)	27,962	1,294,361
Kennametal Inc.	37,794	930,110
Lincoln Electric Holdings Inc.	19,919	945,157
Snap-On Inc.	26,808	931,846
Stanley Works (The)	36,654	1,564,759

		5,666,233
HEALTH CARE - PRODUCTS – 3.69%
Baxter International Inc.	280,634	15,998,944
Beckman Coulter Inc.	31,883	2,198,014
Becton, Dickinson and Co.	111,182	7,754,945
Boston Scientific Corp.(a)	699,451	7,407,186
C.R. Bard Inc.	46,144	3,627,380
CareFusion Corp.(a)	83,513	1,820,583
Cooper Companies Inc. (The)	21,447	637,619
DENTSPLY International Inc.	68,622	2,370,204
Edwards Lifesciences Corp.(a)	26,240	1,834,438
Gen-Probe Inc.(a)	24,369	1,009,851
Henry Schein Inc.(a)	41,806	2,295,567
Hill-Rom Holdings Inc.	28,394	618,421
Hologic Inc.(a)	119,713	1,956,110
IDEXX Laboratories Inc.(a)	27,595	1,379,750
Intuitive Surgical Inc.(a)(b)	17,597	4,614,813
Inverness Medical Innovations Inc.(a)	37,625	1,457,216
Johnson & Johnson	1,278,990	77,877,701
Kinetic Concepts Inc.(a)	28,212	1,043,280
Medtronic Inc.	519,339	19,111,675
Patterson Companies Inc.(a)	47,039	1,281,813
ResMed Inc.(a)	35,252	1,593,390
St. Jude Medical Inc.(a)	160,825	6,273,783
Stryker Corp.	157,198	7,141,505
TECHNE Corp.	17,472	1,092,874
Varian Medical Systems Inc.(a)	58,437	2,461,951
Zimmer Holdings Inc.(a)	99,872	5,338,158

		180,197,171

HEALTH CARE - SERVICES – 1.12%
Aetna Inc.	207,765	5,782,100
Brookdale Senior Living Inc.	20,399	369,834
Community Health Systems Inc.(a)	43,270	1,381,611
Covance Inc.(a)	29,456	1,595,042
Coventry Health Care Inc.(a)	69,053	1,378,298
DaVita Inc.(a)	48,304	2,735,939
Health Management Associates Inc. Class A(a)	113,885	852,999
Health Net Inc.(a)	48,686	749,764
Humana Inc.(a)	78,871	2,941,888
Laboratory Corp. of America Holdings(a)	50,145	3,294,527
LifePoint Hospitals Inc.(a)	24,961	675,445
Lincare Holdings Inc.(a)	32,236	1,007,375
MEDNAX Inc.(a)	21,423	1,176,551
Quest Diagnostics Inc.	72,096	3,762,690
Tenet Healthcare Corp.(a)	221,809	1,304,237
UnitedHealth Group Inc.	551,577	13,811,488
Universal Health Services Inc. Class B	21,163	1,310,625
WellPoint Inc.(a)	225,287	10,669,592

		54,800,005
HOLDING COMPANIES - DIVERSIFIED – 0.07%
Leucadia National Corp.(a)	86,827	2,146,363
Walter Energy Inc.	24,368	1,463,542

		3,609,905
HOME BUILDERS – 0.18%
D.R. Horton Inc.	128,833	1,469,985
KB Home	36,181	600,966
Lennar Corp. Class A	69,019	983,521
M.D.C. Holdings Inc.	17,154	595,930
NVR Inc.(a)	2,685	1,711,338
Pulte Homes Inc.	154,222	1,694,900
Thor Industries Inc.	15,913	492,507
Toll Brothers Inc.(a)	62,509	1,221,426

		8,770,573
HOME FURNISHINGS – 0.07%
Harman International Industries Inc.	26,894	911,169
Whirlpool Corp.(b)	34,490	2,412,920

		3,324,089
HOUSEHOLD PRODUCTS & WARES – 0.49%
Avery Dennison Corp.	51,865	1,867,659
Church & Dwight Co. Inc.	32,592	1,849,270
Clorox Co. (The)	64,254	3,779,420
Fortune Brands Inc.	69,362	2,981,179
Jarden Corp.(b)	40,309	1,131,474
Kimberly-Clark Corp.	192,509	11,354,181
Scotts Miracle-Gro Co. (The) Class A	20,727	890,225

		23,853,408
HOUSEWARES – 0.05%
Newell Rubbermaid Inc.	128,118	2,010,171
Toro Co. (The)	16,702	664,239

		2,674,410
INSURANCE – 3.05%
Aflac Inc.	217,307	9,287,701
Alleghany Corp.(a)	2,592	671,458
Allied World Assurance Holdings Ltd.	22,684	1,087,244
Allstate Corp. (The)	249,412	7,636,995
American Financial Group Inc.	39,485	1,006,868
American International Group Inc.(a)	56,125	2,475,674

American National Insurance Co.	7,572	645,134
Aon Corp.	128,451	5,226,671
Arch Capital Group Ltd.(a)	24,253	1,638,048
Arthur J. Gallagher & Co.	46,787	1,140,199
Aspen Insurance Holdings Ltd.	37,984	1,005,436
Assurant Inc.	54,592	1,750,220
Axis Capital Holdings Ltd.	66,061	1,993,721
Brown & Brown Inc.	54,099	1,036,537
Chubb Corp.	163,698	8,252,016
CIGNA Corp.	126,573	3,555,436
Cincinnati Financial Corp.	67,253	1,747,905
CNA Financial Corp.(a)(b)	12,020	290,163
Endurance Specialty Holdings Ltd.	23,050	840,634
Erie Indemnity Co. Class A	13,897	520,582
Everest Re Group Ltd.	28,554	2,504,186
Fidelity National Financial Inc. Class A	110,058	1,659,675
First American Corp.	43,769	1,416,803
Genworth Financial Inc. Class A	226,839	2,710,726
Hanover Insurance Group Inc. (The)	23,390	966,709
Hartford Financial Services Group Inc. (The)	150,963	4,000,520
HCC Insurance Holdings Inc.	52,513	1,436,231
Lincoln National Corp.	140,382	3,637,298
Loews Corp.	151,773	5,198,225
Markel Corp.(a)	4,516	1,489,467
Marsh & McLennan Companies Inc.	242,211	5,989,878
MBIA Inc.(a)(b)	61,648	478,388
Mercury General Corp.	12,374	447,691
MetLife Inc.	268,246	10,212,125
Odyssey Re Holdings Corp.	7,669	497,028
Old Republic International Corp.	112,409	1,369,142
OneBeacon Insurance Group Ltd.	9,771	134,254
PartnerRe Ltd.	26,194	2,015,366
Principal Financial Group Inc.	143,897	3,941,339
Progressive Corp. (The)(a)	315,328	5,228,138
Protective Life Corp.	39,846	853,501
Prudential Financial Inc.	213,861	10,673,803
Reinsurance Group of America Inc.	33,590	1,498,114
RenaissanceRe Holdings Ltd.	29,046	1,590,559
StanCorp Financial Group Inc.	22,675	915,390
Torchmark Corp.	38,566	1,674,921
Transatlantic Holdings Inc.	12,486	626,423
Travelers Companies Inc. (The)	271,418	13,361,908
Unitrin Inc.	18,720	364,853
Unum Group	153,277	3,286,259
Validus Holdings Ltd.	43,930	1,133,394
W.R. Berkley Corp.	62,454	1,578,837
Wesco Financial Corp.	631	205,391
White Mountains Insurance Group Ltd.	3,638	1,116,902
XL Capital Ltd. Class A	158,712	2,771,112

		148,793,198
INTERNET – 2.45%
Akamai Technologies Inc.(a)	80,519	1,584,614
Amazon.com Inc.(a)	152,406	14,228,624
eBay Inc.(a)	518,268	12,236,307
Equinix Inc.(a)	17,581	1,617,452
Expedia Inc.(a)	85,953	2,058,574
F5 Networks Inc.(a)	36,746	1,456,244
Google Inc. Class A(a)	111,157	55,117,198
HLTH Corp.(a)	48,348	706,364
IAC/InterActiveCorp.(a)	44,561	899,687
Liberty Media Corp. - Liberty Interactive Group Series A(a)(b)	275,774	3,025,241
McAfee Inc.(a)	72,324	3,167,068
Netflix Inc.(a)(b)	19,333	892,605

Priceline.com Inc.(a)	19,331	3,205,466
Sohu.com Inc.(a)	13,834	951,503
Symantec Corp.(a)	381,742	6,287,291
VeriSign Inc.(a)	89,796	2,127,267
WebMD Health Corp. Class A(a)(b)	3,301	109,329
Yahoo! Inc.(a)	552,123	9,833,311

		119,504,145
IRON & STEEL – 0.37%
AK Steel Holding Corp.	50,145	989,361
Allegheny Technologies Inc.	45,869	1,604,956
Carpenter Technology Corp.	20,416	477,530
Cliffs Natural Resources Inc.	61,204	1,980,561
Nucor Corp.	146,109	6,868,584
Reliance Steel & Aluminum Co.	28,952	1,232,197
Schnitzer Steel Industries Inc. Class A	9,953	529,997
Steel Dynamics Inc.	100,188	1,536,884
United States Steel Corp.	66,173	2,936,096

		18,156,166
LEISURE TIME – 0.24%
Carnival Corp.	203,089	6,758,802
Harley-Davidson Inc.	109,516	2,518,868
Royal Caribbean Cruises Ltd.(a)	61,326	1,476,730
WMS Industries Inc.(a)	19,886	886,120

		11,640,520
LODGING – 0.29%
Boyd Gaming Corp.(a)	25,143	274,813
Choice Hotels International Inc.(b)	13,761	427,417
Las Vegas Sands Corp.(a)(b)	138,711	2,335,893
Marriott International Inc. Class A	138,128	3,810,951
MGM MIRAGE(a)	91,633	1,103,261
Starwood Hotels & Resorts Worldwide Inc.	87,065	2,875,757
Wyndham Worldwide Corp.	83,362	1,360,468
Wynn Resorts Ltd.(a)	31,043	2,200,638

		14,389,198
MACHINERY – 0.88%
AGCO Corp.(a)	42,839	1,183,642
Bucyrus International Inc.	35,102	1,250,333
Caterpillar Inc.	279,051	14,323,688
Cummins Inc.	93,420	4,186,150
Deere & Co.	196,492	8,433,437
Flowserve Corp.	25,830	2,545,288
Gardner Denver Inc.(a)	24,176	843,259
Graco Inc.	27,382	763,136
IDEX Corp.	37,180	1,039,181
Joy Global Inc.	47,623	2,330,670
Manitowoc Co. Inc. (The)	59,273	561,315
Rockwell Automation Inc.	65,521	2,791,195
Terex Corp.(a)	48,061	996,305
Wabtec Corp.	21,877	821,044
Zebra Technologies Corp. Class A(a)	26,939	698,528

		42,767,171
MANUFACTURING – 3.44%
AptarGroup Inc.	31,428	1,174,150
Brink’s Co. (The)	20,762	558,705
Carlisle Companies Inc.	28,007	949,717
Crane Co.	23,104	596,314
Danaher Corp.	120,152	8,088,633
Donaldson Co. Inc.	36,123	1,250,939
Dover Corp.	85,971	3,332,236

Eaton Corp.	76,971	4,355,789
General Electric Co.	4,915,114	80,706,172
Harsco Corp.	37,630	1,332,478
Honeywell International Inc.	344,836	12,810,657
Illinois Tool Works Inc.	208,678	8,912,637
ITT Corp.	84,662	4,415,123
Leggett & Platt Inc.	72,383	1,404,230
Pall Corp.	54,980	1,774,754
Parker Hannifin Corp.	74,510	3,862,598
Pentair Inc.	45,724	1,349,772
Roper Industries Inc.	41,908	2,136,470
SPX Corp.	22,557	1,382,067
Teleflex Inc.	18,341	886,054
Textron Inc.	125,678	2,385,368
3M Co.	322,300	23,785,740
Trinity Industries Inc.	37,233	640,035

		168,090,638
MEDIA – 2.61%
Cablevision Systems Corp. Class A	108,921	2,586,874
CBS Corp. Class B NVS	282,061	3,398,835
Central European Media Enterprises Ltd. Class A(a)(b)	15,697	537,622
Comcast Corp. Class A	1,334,193	22,534,520
CTC Media Inc.(a)	15,929	250,404
DIRECTV Group Inc. (The)(a)(b)	213,730	5,894,673
Discovery Communications Inc. Class C(a)	131,226	3,415,813
Dish Network Corp. Class A(a)	94,019	1,810,806
Gannett Co. Inc.	106,191	1,328,449
John Wiley & Sons Inc. Class A	19,443	676,228
Liberty Global Inc. Series A(a)	122,946	2,774,891
Liberty Media Corp. - Liberty Capital Group Series A(a)	37,608	786,759
Liberty Media Corp. - Liberty Entertainment Group Series A(a)	241,019	7,498,101
McGraw-Hill Companies Inc. (The)	146,138	3,673,909
Meredith Corp.(b)	15,952	477,603
New York Times Co. (The) Class A(b)	48,649	395,030
News Corp. Class A	1,055,427	12,654,570
Scripps Networks Interactive Inc. Class A	40,381	1,492,078
Time Warner Cable Inc.	163,802	7,058,228
Time Warner Inc.	554,966	15,971,921
Viacom Inc. Class B NVS(a)	252,376	7,076,623
Walt Disney Co. (The)	861,817	23,665,495
Washington Post Co. (The) Class B	2,839	1,328,879

		127,288,311
METAL FABRICATE & HARDWARE – 0.19%
Commercial Metals Co.	52,556	940,752
Precision Castparts Corp.	64,855	6,606,779
Timken Co. (The)	44,440	1,041,229
Valmont Industries Inc.	9,619	819,346

		9,408,106
MINING – 0.75%
Alcoa Inc.	452,948	5,942,678
Compass Minerals International Inc.	14,939	920,541
Freeport-McMoRan Copper & Gold Inc.	190,896	13,097,375
Newmont Mining Corp.	222,518	9,795,242
Royal Gold Inc.	16,516	753,130
Southern Copper Corp.	81,219	2,492,611
Titanium Metals Corp.	40,109	384,645
Vulcan Materials Co.	58,194	3,146,549

		36,532,771

OFFICE & BUSINESS EQUIPMENT – 0.11%
Pitney Bowes Inc.	95,991	2,385,376
Xerox Corp.	401,179	3,105,125

		5,490,501
OIL & GAS – 9.12%
Anadarko Petroleum Corp.	231,498	14,521,870
Apache Corp.	155,428	14,272,953
Atwood Oceanics Inc.(a)	25,630	903,970
Cabot Oil & Gas Corp.	48,005	1,716,179
Chesapeake Energy Corp.	290,940	8,262,696
Chevron Corp.	930,463	65,532,509
Cimarex Energy Co.	38,614	1,672,758
CNX Gas Corp.(a)	11,286	346,480
Comstock Resources Inc.(a)	21,241	851,339
Concho Resources Inc.(a)	35,030	1,272,290
ConocoPhillips	687,675	31,055,403
Continental Resources Inc.(a)	13,860	542,896
Denbury Resources Inc.(a)	115,114	1,741,675
Devon Energy Corp.	205,828	13,858,399
Diamond Offshore Drilling Inc.	32,155	3,071,446
Encore Acquisition Co.(a)	24,695	923,593
ENSCO International Inc.	65,493	2,786,072
EOG Resources Inc.	116,351	9,716,472
EQT Corp.	61,054	2,600,900
EXCO Resources Inc.(a)	63,640	1,189,432
Exxon Mobil Corp.	2,264,885	155,393,760
Forest Oil Corp.(a)(b)	52,070	1,019,010
Frontier Oil Corp.	49,225	685,212
Helmerich & Payne Inc.	48,780	1,928,273
Hess Corp.	135,040	7,219,238
Holly Corp.	19,313	494,799
Marathon Oil Corp.	329,014	10,495,547
Mariner Energy Inc.(a)	47,308	670,827
Murphy Oil Corp.	88,286	5,082,625
Nabors Industries Ltd.(a)	131,439	2,747,075
Newfield Exploration Co.(a)	61,471	2,616,206
Noble Energy Inc.	80,603	5,316,574
Occidental Petroleum Corp.	376,238	29,497,059
Patterson-UTI Energy Inc.	71,412	1,078,321
Petrohawk Energy Corp.(a)	140,089	3,391,555
Pioneer Natural Resources Co.	53,302	1,934,330
Plains Exploration & Production Co.(a)	64,837	1,793,391
Pride International Inc.(a)	80,599	2,453,434
Quicksilver Resources Inc.(a)	55,430	786,552
Range Resources Corp.	72,530	3,580,081
Rowan Companies Inc.	52,013	1,199,940
SandRidge Energy Inc.(a)(b)	57,743	748,349
Seahawk Drilling Inc.(a)	5,310	165,088
Southwestern Energy Co.(a)	159,778	6,819,325
St. Mary Land & Exploration Co.	28,628	929,265
Sunoco Inc.	53,856	1,532,203
Tesoro Corp.	63,626	953,117
Unit Corp.(a)	19,152	790,020
Valero Energy Corp.	262,051	5,081,169
Whiting Petroleum Corp.(a)	23,642	1,361,306
XTO Energy Inc.	269,482	11,134,996

		445,737,979
OIL & GAS SERVICES – 1.61%
Baker Hughes Inc.	135,584	5,784,013
BJ Services Co.	135,160	2,626,159
Cameron International Corp.(a)	101,137	3,825,001
Dresser-Rand Group Inc.(a)	38,593	1,199,085

Exterran Holdings Inc.(a)	28,619	679,415
FMC Technologies Inc.(a)	57,248	2,990,636
Halliburton Co.	417,032	11,309,908
Helix Energy Solutions Group Inc.(a)	48,021	719,355
National Oilwell Varco Inc.(a)	194,070	8,370,239
Oceaneering International Inc.(a)	25,296	1,435,548
Oil States International Inc.(a)	23,030	809,044
Schlumberger Ltd.	555,321	33,097,132
SEACOR Holdings Inc.(a)	9,307	759,730
Smith International Inc.	101,994	2,927,228
Superior Energy Services Inc.(a)	36,652	825,403
Tidewater Inc.	24,366	1,147,395

		78,505,291
PACKAGING & CONTAINERS – 0.30%
Ball Corp.	43,313	2,131,000
Bemis Co. Inc.	50,225	1,301,330
Crown Holdings Inc.(a)	74,403	2,023,762
Greif Inc. Class A	15,260	840,063
Owens-Illinois Inc.(a)	78,072	2,880,857
Packaging Corp. of America	47,675	972,570
Pactiv Corp.(a)	61,011	1,589,337
Sealed Air Corp.	72,871	1,430,458
Sonoco Products Co.	46,009	1,267,088

		14,436,465
PHARMACEUTICALS – 6.00%
Abbott Laboratories	717,332	35,486,414
Allergan Inc.	141,556	8,034,719
AmerisourceBergen Corp.	140,249	3,138,773
Amylin Pharmaceuticals Inc.(a)(b)	65,108	891,329
BioMarin Pharmaceutical Inc.(a)	45,530	823,182
Bristol-Myers Squibb Co.	919,228	20,701,015
Cardinal Health Inc.	167,146	4,479,513
Cephalon Inc.(a)(b)	34,453	2,006,543
Dendreon Corp.(a)	53,327	1,492,623
Eli Lilly and Co.	470,031	15,525,124
Endo Pharmaceuticals Holdings Inc.(a)	54,740	1,238,766
Express Scripts Inc.(a)	127,334	9,878,572
Forest Laboratories Inc.(a)	139,679	4,112,150
Gilead Sciences Inc.(a)	420,573	19,590,290
Herbalife Ltd.	28,303	926,640
Hospira Inc.(a)	74,765	3,334,519
King Pharmaceuticals Inc.(a)	115,086	1,239,476
Mead Johnson Nutrition Co. Class A(b)	16,158	728,887
Medco Health Solutions Inc.(a)	223,610	12,367,869
Merck & Co. Inc.	978,617	30,953,656
Mylan Inc.(a)(b)	142,191	2,276,478
NBTY Inc.(a)	24,924	986,492
Omnicare Inc.	54,756	1,233,105
OSI Pharmaceuticals Inc.(a)	26,532	936,580
Perrigo Co.	37,291	1,267,521
Pfizer Inc.	3,132,079	51,835,907
Schering-Plough Corp.	757,378	21,395,929
Sepracor Inc.(a)	51,037	1,168,747
United Therapeutics Corp.(a)	21,494	1,052,991
Valeant Pharmaceuticals International(a)(b)	31,144	873,901
VCA Antech Inc.(a)	39,850	1,071,567
Watson Pharmaceuticals Inc.(a)	48,810	1,788,398
Wyeth	618,984	30,070,243

		292,907,919
PIPELINES – 0.41%
El Paso Corp.	325,231	3,356,384

National Fuel Gas Co.	33,096	1,516,128
ONEOK Inc.	48,629	1,780,794
Questar Corp.	80,553	3,025,571
Spectra Energy Corp.	299,123	5,665,390
Williams Companies Inc. (The)	269,077	4,808,406

		20,152,673
REAL ESTATE – 0.08%
CB Richard Ellis Group Inc. Class A(a)	109,854	1,289,686
Forest City Enterprises Inc. Class A	50,214	671,361
Jones Lang LaSalle Inc.	19,444	921,062
St. Joe Co. (The)(a)(b)	42,711	1,243,744

		4,125,853
REAL ESTATE INVESTMENT TRUSTS – 1.64%
Alexandria Real Estate Equities Inc.	18,442	1,002,323
AMB Property Corp.	68,546	1,573,131
Annaly Capital Management Inc.	252,599	4,582,146
Apartment Investment and Management Co. Class A	54,981	810,970
AvalonBay Communities Inc.(b)	37,116	2,699,447
Boston Properties Inc.	64,426	4,223,124
Brandywine Realty Trust	61,141	674,997
BRE Properties Inc. Class A	23,361	731,199
Camden Property Trust	31,112	1,253,814
CapitalSource Inc.	113,627	493,141
Chimera Investment Corp.	308,765	1,179,482
Corporate Office Properties Trust	26,280	969,206
Digital Realty Trust Inc.	35,398	1,618,043
Douglas Emmett Inc.	51,712	635,023
Duke Realty Corp.	104,969	1,260,678
Equity Residential	126,927	3,896,659
Essex Property Trust Inc.	12,587	1,001,673
Federal Realty Investment Trust	27,480	1,686,448
HCP Inc.	136,486	3,922,608
Health Care REIT Inc.	55,658	2,316,486
Hospitality Properties Trust	56,871	1,158,462
Host Hotels & Resorts Inc.	278,647	3,279,675
HRPT Properties Trust	101,918	766,423
Kimco Realty Corp.	174,509	2,275,597
Liberty Property Trust	51,943	1,689,706
Macerich Co. (The)	37,212	1,128,640
Mack-Cali Realty Corp.	36,522	1,180,756
Nationwide Health Properties Inc.	47,558	1,473,822
ProLogis	204,720	2,440,262
Public Storage	62,241	4,683,013
Realty Income Corp.(b)	48,066	1,232,893
Regency Centers Corp.	37,544	1,391,005
Senior Housing Properties Trust	55,395	1,058,598
Simon Property Group Inc.	111,217	7,721,796
SL Green Realty Corp.(b)	35,352	1,550,185
Taubman Centers Inc.	24,963	900,665
UDR Inc.	69,727	1,097,503
Ventas Inc.	72,721	2,799,759
Vornado Realty Trust	71,179	4,584,639
Weingarten Realty Investors	47,935	954,865

		79,898,862
RETAIL – 6.02%
Abercrombie & Fitch Co. Class A	41,032	1,349,132
Advance Auto Parts Inc.	44,513	1,748,471
Aeropostale Inc.(a)	31,072	1,350,700
American Eagle Outfitters Inc.	79,794	1,345,327
AutoNation Inc.(a)(b)	34,100	616,528

AutoZone Inc.(a)	13,869	2,027,925

Barnes & Noble Inc.(b)	16,677	370,563
Bed Bath & Beyond Inc.(a)	121,316	4,554,203
Best Buy Co. Inc.	156,236	5,861,975
Big Lots Inc.(a)	38,928	973,979
BJ’s Wholesale Club Inc.(a)	25,783	933,860
Brinker International Inc.	47,320	744,344
Burger King Holdings Inc.	48,836	859,025
CarMax Inc.(a)	103,065	2,154,059
Chico’s FAS Inc.(a)	81,390	1,058,070
Chipotle Mexican Grill Inc. Class A(a)(b)	14,847	1,440,901
Copart Inc.(a)(b)	31,072	1,031,901
Costco Wholesale Corp.	201,763	11,391,539
CVS Caremark Corp.	675,720	24,150,233
Darden Restaurants Inc.	64,111	2,188,108
Dick’s Sporting Goods Inc.(a)	40,380	904,512
Dollar Tree Inc.(a)	41,622	2,026,159
Family Dollar Stores Inc.	64,861	1,712,330
Foot Locker Inc.	70,957	847,936
GameStop Corp. Class A(a)	76,986	2,037,819
Gap Inc. (The)	223,037	4,772,992
Home Depot Inc. (The)	787,166	20,970,102
J.C. Penney Co. Inc.	103,117	3,480,199
Kohl’s Corp.(a)	141,663	8,081,874
Limited Brands Inc.	122,591	2,082,821
Lowe’s Companies Inc.	683,528	14,313,076
Macy’s Inc.	195,365	3,573,226
McDonald’s Corp.	512,082	29,224,520
MSC Industrial Direct Co. Inc. Class A	19,580	853,296
Nordstrom Inc.	76,065	2,323,025
Office Depot Inc.(a)	125,546	831,115
O’Reilly Automotive Inc.(a)	63,210	2,284,409
Panera Bread Co. Class A(a)	12,545	689,975
Penske Automotive Group Inc.	16,919	324,506
PetSmart Inc.	58,792	1,278,726
RadioShack Corp.	58,632	971,532
Rite Aid Corp.(a)	265,715	435,773
Ross Stores Inc.	58,584	2,798,558
Sears Holdings Corp.(a)(b)	23,284	1,520,678
Signet Jewelers Ltd.(a)	39,247	1,033,374
Staples Inc.	332,551	7,721,834
Starbucks Corp.(a)	341,924	7,060,731
Target Corp.	348,823	16,283,058
Tiffany & Co.	57,652	2,221,332
TJX Companies Inc. (The)	192,176	7,139,338
Urban Outfitters Inc.(a)	59,357	1,790,801
Walgreen Co.	459,967	17,234,963
Wal-Mart Stores Inc.	1,026,131	50,372,771
Wendy’s/Arby’s Group Inc. Class A	167,294	791,301
Williams-Sonoma Inc.	43,373	877,436
Yum! Brands Inc.	214,586	7,244,423

		294,261,364
SAVINGS & LOANS – 0.20%
Capitol Federal Financial	9,123	300,329
First Niagara Financial Group Inc.	68,709	847,182
Hudson City Bancorp Inc.	216,789	2,850,775
New York Community Bancorp Inc.	159,365	1,819,948
People’s United Financial Inc.	159,976	2,489,227
TFS Financial Corp.	39,802	473,644
Washington Federal Inc.	52,139	879,064

		9,660,169
SEMICONDUCTORS – 2.76%
Advanced Micro Devices Inc.(a)	261,396	1,479,501

Altera Corp.	135,409	2,777,239
Analog Devices Inc.	135,193	3,728,623
Applied Materials Inc.	617,986	8,281,012
Atmel Corp.(a)	206,728	866,190
Broadcom Corp. Class A(a)	228,423	7,010,302
Cree Inc.(a)	47,955	1,762,346
Cypress Semiconductor Corp.(a)	71,981	743,564
Fairchild Semiconductor International Inc.(a)	58,992	603,488
Integrated Device Technology Inc.(a)	75,517	510,495
Intel Corp.	2,592,284	50,730,998
International Rectifier Corp.(a)	32,662	636,582
Intersil Corp. Class A	57,472	879,896
KLA-Tencor Corp.	79,216	2,840,686
Lam Research Corp.(a)	59,172	2,021,316
Linear Technology Corp.	102,677	2,836,966
LSI Corp.(a)	302,682	1,661,724
Marvell Technology Group Ltd.(a)(b)	239,650	3,879,934
Maxim Integrated Products Inc.	141,724	2,570,873
MEMC Electronic Materials Inc.(a)	104,454	1,737,070
Microchip Technology Inc.	84,804	2,247,306
Micron Technology Inc.(a)(b)	392,179	3,215,868
National Semiconductor Corp.	106,299	1,516,887
Novellus Systems Inc.(a)	44,932	942,673
NVIDIA Corp.(a)	252,897	3,801,042
ON Semiconductor Corp.(a)	195,776	1,615,152
PMC-Sierra Inc.(a)	102,246	977,472
QLogic Corp.(a)	54,557	938,380
Rambus Inc.(a)	48,354	841,360
Rovi Corp.(a)	46,606	1,565,962
Silicon Laboratories Inc.(a)	20,992	973,189
Teradyne Inc.(a)(b)	80,494	744,570
Texas Instruments Inc.	590,500	13,988,945
Varian Semiconductor Equipment Associates Inc.(a)	33,804	1,110,123
Xilinx Inc.	126,837	2,970,523

		135,008,257
SOFTWARE – 4.24%
Activision Blizzard Inc.(a)	258,468	3,202,419
Adobe Systems Inc.(a)	243,477	8,044,480
Allscripts-Misys Healthcare Solutions Inc.	28,282	573,276
ANSYS Inc.(a)	41,123	1,540,879
Autodesk Inc.(a)	105,245	2,504,831
Automatic Data Processing Inc.	232,954	9,155,092
BMC Software Inc.(a)	85,604	3,212,718
Broadridge Financial Solutions Inc.	65,982	1,326,238
CA Inc.	182,050	4,003,280
Cerner Corp.(a)(b)	31,088	2,325,382
Citrix Systems Inc.(a)	83,628	3,280,726
Compuware Corp.(a)	110,530	810,185
Dun & Bradstreet Corp. (The)	24,869	1,873,133
Electronic Arts Inc.(a)	149,739	2,852,528
Emdeon Inc. Class A(a)	12,863	208,381
Fidelity National Information Services Inc.	89,446	2,281,767
Fiserv Inc.(a)	72,267	3,483,269
Global Payments Inc.	36,967	1,726,359
IMS Health Inc.	83,518	1,282,001
Intuit Inc.(a)	149,751	4,267,904
Metavante Technologies Inc.(a)	41,565	1,433,161
Microsoft Corp.	3,577,247	92,614,925
MSCI Inc. Class A(a)	46,207	1,368,651
Novell Inc.(a)	157,111	708,571
Nuance Communications Inc.(a)	100,374	1,501,595
Oracle Corp.	1,774,127	36,972,807
Paychex Inc.	149,104	4,331,471

Red Hat Inc.(a)	87,355	2,414,492
Salesforce.com Inc.(a)	50,408	2,869,727
SEI Investments Co.	56,619	1,114,262
Sybase Inc.(a)	38,392	1,493,449
Total System Services Inc.	75,160	1,210,828
VMware Inc. Class A(a)	23,443	941,705

		206,930,492
TELECOMMUNICATIONS – 5.85%
Amdocs Ltd.(a)	90,464	2,431,672
American Tower Corp. Class A(a)	184,374	6,711,214
AT&T Inc.	2,738,471	73,966,102
CenturyTel Inc.	137,215	4,610,424
Ciena Corp.(a)(b)	42,937	699,014
Cisco Systems Inc.(a)	2,677,154	63,020,205
Clearwire Corp. Class A(a)(b)	30,571	248,542
CommScope Inc.(a)	43,587	1,304,559
Corning Inc.	722,260	11,057,801
Crown Castle International Corp.(a)	135,418	4,246,708
EchoStar Corp. Class A(a)	17,876	329,991
Frontier Communications Corp.	146,256	1,102,770
Harris Corp.	61,651	2,318,078
JDS Uniphase Corp.(a)	96,411	685,482
Juniper Networks Inc.(a)(b)	243,199	6,571,237
Leap Wireless International Inc.(a)	27,128	530,352
Level 3 Communications Inc.(a)	746,752	1,037,985
MetroPCS Communications Inc.(a)	117,436	1,099,201
Motorola Inc.	1,065,679	9,154,183
NeuStar Inc. Class A(a)	33,897	766,072
NII Holdings Inc.(a)	76,602	2,296,528
QUALCOMM Inc.	768,189	34,553,141
Qwest Communications International Inc.	687,953	2,621,101
SBA Communications Corp. Class A(a)	53,820	1,454,755
Sprint Nextel Corp.(a)	1,297,396	5,124,714
Telephone and Data Systems Inc.	42,499	1,317,894
Tellabs Inc.(a)	184,603	1,277,453
tw telecom inc.(a)	69,422	933,726
United States Cellular Corp.(a)	7,553	295,096
Verizon Communications Inc.	1,318,464	39,909,905
Virgin Media Inc.	133,898	1,863,860
Windstream Corp.	204,041	2,066,935

		285,606,700
TEXTILES – 0.06%
Cintas Corp.	60,948	1,847,334
Mohawk Industries Inc.(a)	25,804	1,230,593

		3,077,927
TOYS, GAMES & HOBBIES – 0.12%
Hasbro Inc.	57,994	1,609,334
Marvel Entertainment Inc.(a)	22,408	1,111,885
Mattel Inc.	165,565	3,056,330

		5,777,549
TRANSPORTATION – 1.72%
Alexander & Baldwin Inc.	18,611	597,227
Burlington Northern Santa Fe Corp.	122,124	9,749,159
C.H. Robinson Worldwide Inc.	78,524	4,534,761
Con-way Inc.	22,783	873,045
CSX Corp.	181,988	7,618,018
Expeditors International Washington Inc.	99,010	3,480,202
FedEx Corp.	144,742	10,887,493
Frontline Ltd.(b)	24,054	562,623

J.B. Hunt Transport Services Inc.	40,378	1,297,345

Kansas City Southern Industries Inc.(a)	42,092	1,115,017
Kirby Corp.(a)	24,933	918,033
Landstar System Inc.	23,736	903,392
Norfolk Southern Corp.	170,603	7,354,695
Overseas Shipholding Group Inc.	10,653	398,103
Ryder System Inc.	25,634	1,001,264
Teekay Corp.	19,925	435,760
Union Pacific Corp.	233,756	13,639,663
United Parcel Service Inc. Class B	320,852	18,118,512
UTi Worldwide Inc.	46,656	675,579

		84,159,891
TRUCKING & LEASING – 0.01%
GATX Corp.	22,451	627,505

		627,505
WATER – 0.03%
American Water Works Co. Inc.	28,850	575,269
Aqua America Inc.	62,417	1,101,036

		1,676,305

TOTAL COMMON STOCKS
(Cost: $5,998,104,738)		4,877,415,023

Security	Shares	Value
SHORT-TERM INVESTMENTS – 1.59%

MONEY MARKET FUNDS – 1.59%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.22%(c)(d)(e)	61,555,097	61,555,097
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.18%(c)(d)(e)	9,394,504	9,394,504
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.04%(c)(d)	6,821,717	6,821,717

		77,771,318

TOTAL SHORT-TERM INVESTMENTS
(Cost: $77,771,318)		77,771,318

TOTAL INVESTMENTS IN SECURITIES – 101.43%
(Cost: $6,075,876,056)		4,955,186,341
Other Assets, Less Liabilities – (1.43)%		(69,978,416)

NET ASSETS – 100.00%		$4,885,207,925

NVS - Non-Voting Shares

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Affiliated issuer. See Note 2.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

September 30, 2009

Security	Shares	Value
COMMON STOCKS – 99.86%

ADVERTISING – 0.22%
Omnicom Group Inc.	619,372	$22,879,602

		22,879,602
AEROSPACE & DEFENSE – 2.19%
Alliant Techsystems Inc.(a)	65,264	5,080,802
BE Aerospace Inc.(a)	92,700	1,866,978
Boeing Co. (The)	118,601	6,422,244
General Dynamics Corp.	65,294	4,217,992
Goodrich Corp.	247,285	13,437,467
Lockheed Martin Corp.	634,396	49,533,640
Northrop Grumman Corp.	76,640	3,966,120
Raytheon Co.	605,611	29,051,160
Rockwell Collins Inc.	316,290	16,067,532
Spirit AeroSystems Holdings Inc. Class A(a)	67,437	1,217,912
TransDigm Group Inc.(a)	78,940	3,932,001
United Technologies Corp.	1,531,412	93,308,933

		228,102,781
AGRICULTURE – 3.75%
Altria Group Inc.	4,124,705	73,460,996
Archer-Daniels-Midland Co.	717,663	20,970,113
Lorillard Inc.	295,886	21,984,330
Monsanto Co.	1,088,489	84,249,049
Philip Morris International Inc.	3,911,679	190,655,234

		391,319,722
AIRLINES – 0.29%
AMR Corp.(a)	566,784	4,505,933
Continental Airlines Inc. Class B(a)(b)	275,663	4,531,900
Copa Holdings SA Class A	59,922	2,665,930
Delta Air Lines Inc.(a)	1,542,005	13,816,365
Southwest Airlines Co.	459,851	4,414,570

		29,934,698
APPAREL – 0.86%
Coach Inc.	632,821	20,832,467
Guess? Inc.	116,532	4,316,345
Hanesbrands Inc.(a)	188,373	4,031,182
Nike Inc. Class B	720,705	46,629,613
Phillips-Van Heusen Corp.	66,377	2,840,272
Polo Ralph Lauren Corp.	103,314	7,915,919
VF Corp.	39,575	2,866,417

		89,432,215
AUTO MANUFACTURERS – 0.29%
Navistar International Corp.(a)	124,691	4,665,937
PACCAR Inc.	670,676	25,291,192

		29,957,129

AUTO PARTS & EQUIPMENT – 0.33%
BorgWarner Inc.	215,293	6,514,766
Federal Mogul Corp. Class A(a)	12,354	149,113
Goodyear Tire & Rubber Co. (The)(a)	482,626	8,219,121
Johnson Controls Inc.	652,455	16,676,750
TRW Automotive Holdings Corp.(a)	28,799	482,383
WABCO Holdings Inc.	112,907	2,371,047

		34,413,180
BANKS – 1.07%
Bank of New York Mellon Corp. (The)	488,982	14,175,588
BOK Financial Corp.	13,497	625,181
Commerce Bancshares Inc.	41,017	1,527,473
Northern Trust Corp.	480,942	27,971,587
State Street Corp.	525,331	27,632,411
Wells Fargo & Co.	1,404,100	39,567,538

		111,499,778
BEVERAGES – 3.97%
Brown-Forman Corp. Class B NVS	149,111	7,190,133
Coca-Cola Co. (The)	3,628,531	194,852,115
Coca-Cola Enterprises Inc.	524,670	11,233,185
Green Mountain Coffee Roasters Inc.(a)(b)	69,044	5,098,209
Hansen Natural Corp.(a)	137,938	5,067,842
Molson Coors Brewing Co. Class B NVS	14,482	704,984
Pepsi Bottling Group Inc.	224,057	8,164,637
PepsiCo Inc.	3,104,473	182,108,386

		414,419,491
BIOTECHNOLOGY – 2.86%
Abraxis BioScience Inc.(a)	14,269	519,106
Alexion Pharmaceuticals Inc.(a)	175,795	7,829,909
Amgen Inc.(a)	2,018,849	121,595,275
Biogen Idec Inc.(a)	575,922	29,095,579
Bio-Rad Laboratories Inc. Class A(a)	38,229	3,512,481
Celgene Corp.(a)	917,953	51,313,573
Charles River Laboratories International Inc.(a)	87,498	3,235,676
Genzyme Corp.(a)	538,346	30,540,369
Illumina Inc.(a)(b)	245,493	10,433,452
Life Technologies Corp.(a)	309,084	14,387,860
Millipore Corp.(a)	110,330	7,759,509
Myriad Genetics Inc.(a)	190,106	5,208,904
Vertex Pharmaceuticals Inc.(a)(b)	345,444	13,092,328

		298,524,021
BUILDING MATERIALS – 0.15%
Armstrong World Industries Inc.(a)	17,709	610,252
Eagle Materials Inc.	86,773	2,479,972
Lennox International Inc.	92,549	3,342,870
Martin Marietta Materials Inc.	33,982	3,128,723
Masco Corp.	336,663	4,349,686
Owens Corning(a)	74,439	1,671,156

		15,582,659
CHEMICALS – 1.78%
Air Products and Chemicals Inc.	144,113	11,180,287
Albemarle Corp.	10,601	366,795
Ashland Inc.	11,230	485,361
Celanese Corp. Series A	285,782	7,144,550
CF Industries Holdings Inc.	79,860	6,886,328
E.I. du Pont de Nemours and Co.	595,968	19,154,412
Ecolab Inc.	471,218	21,784,408

FMC Corp.	123,231	6,931,744
International Flavors & Fragrances Inc.	147,887	5,609,354
Intrepid Potash Inc.(a)(b)	76,171	1,796,874
Lubrizol Corp.	117,268	8,379,971
Mosaic Co. (The)	315,815	15,181,227
Praxair Inc.	613,181	50,090,756
RPM International Inc.	134,568	2,488,162
Sherwin-Williams Co. (The)	169,549	10,200,068
Sigma-Aldrich Corp.	243,960	13,168,961
Terra Industries Inc.	135,798	4,708,117
Valhi Inc.	4,189	50,771

		185,608,146
COAL – 0.46%
Alpha Natural Resources Inc.(a)	238,603	8,374,965
CONSOL Energy Inc.	360,683	16,270,410
Massey Energy Co.	136,186	3,798,228
Peabody Energy Corp.	533,474	19,855,902

		48,299,505
COMMERCIAL SERVICES – 2.64%
Aaron’s Inc.	94,957	2,506,865
Alliance Data Systems Corp.(a)(b)	105,983	6,473,442
Apollo Group Inc. Class A(a)	264,729	19,502,585
Brinks Home Security Holdings Inc.(a)	91,072	2,804,107
Career Education Corp.(a)	127,782	3,115,325
Convergys Corp.(a)	25,016	248,659
Corrections Corp. of America(a)	26,118	591,573
DeVry Inc.	123,812	6,849,280
Equifax Inc.	196,411	5,723,417
FTI Consulting Inc.(a)	102,125	4,351,546
Genpact Ltd.(a)	124,235	1,528,090
H&R Block Inc.	678,725	12,474,965
Hewitt Associates Inc. Class A(a)	166,133	6,052,225
Hillenbrand Inc.	47,231	962,095
Interactive Data Corp.	33,638	881,652
Iron Mountain Inc.(a)	360,523	9,611,543
ITT Educational Services Inc.(a)(b)	76,286	8,422,737
Lender Processing Services Inc.	190,255	7,262,033
MasterCard Inc. Class A	169,833	34,331,741
McKesson Corp.	265,395	15,804,272
Monster Worldwide Inc.(a)	146,764	2,565,435
Moody’s Corp.	373,117	7,633,974
Morningstar Inc.(a)	38,824	1,885,293
Pharmaceutical Product Development Inc.	209,121	4,588,115
R.R. Donnelley & Sons Co.	105,254	2,237,700
Robert Half International Inc.	304,221	7,611,609
SAIC Inc.(a)	306,063	5,368,345
Strayer Education Inc.	27,915	6,076,537
Visa Inc. Class A	895,814	61,909,706
Weight Watchers International Inc.	6,355	174,381
Western Union Co.	1,399,820	26,484,594

		276,033,841
COMPUTERS – 9.60%
Affiliated Computer Services Inc. Class A(a)	109,553	5,934,486
Apple Inc.(a)	1,778,979	329,769,337
Brocade Communications Systems Inc.(a)	270,922	2,129,447
Cadence Design Systems Inc.(a)	524,264	3,848,098
Cognizant Technology Solutions Corp. Class A(a)	582,068	22,502,749
Dell Inc.(a)	3,416,244	52,131,883
Diebold Inc.	115,414	3,800,583

DST Systems Inc.(a)	67,350	3,017,280
EMC Corp.(a)	416,939	7,104,641
FactSet Research Systems Inc.(b)	83,068	5,502,424
Hewlett-Packard Co.	3,691,108	174,257,209
IHS Inc. Class A(a)	95,080	4,861,440
International Business Machines Corp.	2,635,033	315,176,297
MICROS Systems Inc.(a)	159,930	4,828,287
NCR Corp.(a)	315,585	4,361,385
NetApp Inc.(a)	664,165	17,719,922
SanDisk Corp.(a)	217,582	4,721,529
Seagate Technology	884,613	13,454,964
Synopsys Inc.(a)	179,786	4,030,802
Teradata Corp.(a)	280,148	7,709,673
Western Digital Corp.(a)	401,055	14,650,539

		1,001,512,975
COSMETICS & PERSONAL CARE – 3.24%
Alberto-Culver Co.	144,233	3,992,369
Avon Products Inc.	852,094	28,937,112
Colgate-Palmolive Co.	996,504	76,013,325
Estee Lauder Companies Inc. (The) Class A	220,915	8,191,528
Procter & Gamble Co. (The)	3,807,072	220,505,610

		337,639,944
DISTRIBUTION & WHOLESALE – 0.26%
Fastenal Co.(b)	263,134	10,183,286
LKQ Corp.(a)	278,994	5,172,549
W.W. Grainger Inc.	122,439	10,941,149
WESCO International Inc.(a)	44,237	1,274,026

		27,571,010
DIVERSIFIED FINANCIAL SERVICES – 2.01%
Affiliated Managers Group Inc.(a)(b)	82,157	5,341,027
American Express Co.	370,732	12,567,815
AmeriCredit Corp.(a)	54,251	856,623
Ameriprise Financial Inc.	39,682	1,441,647
BlackRock Inc.	13,540	2,935,743
Capital One Financial Corp.	253,591	9,060,806
Charles Schwab Corp. (The)	1,894,349	36,276,783
CIT Group Inc.(b)	73,425	88,844
CME Group Inc.	7,625	2,349,949
Eaton Vance Corp.	232,107	6,496,675
Federated Investors Inc. Class B	165,043	4,352,184
Franklin Resources Inc.	135,486	13,629,892
GLG Partners Inc.(b)	377,957	1,523,167
Goldman Sachs Group Inc. (The)	62,396	11,502,703
Greenhill & Co. Inc.	40,742	3,649,668
IntercontinentalExchange Inc.(a)	145,348	14,126,372
Invesco Ltd.	66,154	1,505,665
Investment Technology Group Inc.(a)	7,119	198,762
Janus Capital Group Inc.	314,959	4,466,119
Jefferies Group Inc.(a)	174,694	4,756,918
Lazard Ltd. Class A	152,207	6,287,671
Morgan Stanley	629,214	19,430,128
NASDAQ OMX Group Inc. (The)(a)	119,665	2,518,948
NYSE Euronext Inc.	132,983	3,841,879
SLM Corp.(a)	201,960	1,761,091
Student Loan Corp. (The)	1,401	65,006
T. Rowe Price Group Inc.	509,047	23,263,448
TD AMERITRADE Holding Corp.(a)	522,695	10,255,276
Waddell & Reed Financial Inc. Class A	171,259	4,872,319

		209,423,128

ELECTRIC – 0.85%
AES Corp. (The)(a)	1,072,633	15,896,421
Allegheny Energy Inc.	206,047	5,464,366
Calpine Corp.(a)	360,739	4,155,713
CenterPoint Energy Inc.	652,872	8,115,199
Constellation Energy Group Inc.	306,220	9,912,341
DPL Inc.	29,270	763,947
Exelon Corp.	114,149	5,664,073
FPL Group Inc.	107,069	5,913,421
Integrys Energy Group Inc.	33,447	1,200,413
ITC Holdings Corp.	99,014	4,500,186
NV Energy Inc.	199,082	2,307,360
Ormat Technologies Inc.	38,907	1,588,184
PPL Corp.	749,300	22,733,762

		88,215,386
ELECTRICAL COMPONENTS & EQUIPMENT – 0.79%
AMETEK Inc.	213,937	7,468,541
Emerson Electric Co.	1,498,265	60,050,461
Energizer Holdings Inc.(a)	115,591	7,668,307
Hubbell Inc. Class B	13,124	551,208
Molex Inc.	22,549	470,823
SunPower Corp. Class A(a)(b)	191,977	5,738,193

		81,947,533
ELECTRONICS – 0.95%
Agilent Technologies Inc.(a)	684,439	19,047,937
Amphenol Corp. Class A	342,313	12,898,354
Arrow Electronics Inc.(a)	98,688	2,778,067
Avnet Inc.(a)	100,797	2,617,698
AVX Corp.	20,665	246,533
Dolby Laboratories Inc. Class A(a)	104,404	3,987,189
FLIR Systems Inc.(a)	299,440	8,375,337
Garmin Ltd.(b)	183,522	6,926,120
Gentex Corp.	275,829	3,902,980
Itron Inc.(a)	73,183	4,693,958
Jabil Circuit Inc.	185,122	2,482,486
Mettler-Toledo International Inc.(a)	67,029	6,072,157
National Instruments Corp.	112,871	3,118,626
PerkinElmer Inc.	50,389	969,484
Thermo Fisher Scientific Inc.(a)	67,459	2,945,935
Thomas & Betts Corp.(a)	33,303	1,001,754
Trimble Navigation Ltd.(a)	237,878	5,687,663
Vishay Intertechnology Inc.(a)	78,735	622,006
Waters Corp.(a)	192,362	10,745,341

		99,119,625
ENERGY - ALTERNATE SOURCES – 0.15%
First Solar Inc.(a)(b)	102,459	15,661,883

		15,661,883
ENGINEERING & CONSTRUCTION – 0.49%
AECOM Technology Corp.(a)	188,078	5,104,437
Fluor Corp.	358,356	18,222,403
Jacobs Engineering Group Inc.(a)	245,788	11,293,959
McDermott International Inc.(a)	455,224	11,503,510
Shaw Group Inc. (The)(a)	135,258	4,340,429
URS Corp.(a)	20,651	901,416

		51,366,154
ENTERTAINMENT – 0.13%
International Game Technology	492,837	10,586,139

Regal Entertainment Group Class A	82,361	1,014,688
Scientific Games Corp. Class A(a)(b)	127,078	2,011,645
Warner Music Group Corp.(a)	7,676	42,448

		13,654,920
ENVIRONMENTAL CONTROL – 0.47%
Nalco Holding Co.	274,924	5,633,193
Republic Services Inc.	203,232	5,399,874
Stericycle Inc.(a)(b)	168,868	8,181,655
Waste Connections Inc.(a)(b)	116,915	3,374,167
Waste Management Inc.	880,995	26,271,271

		48,860,160
FOOD – 1.52%
Campbell Soup Co.	266,093	8,679,954
Dean Foods Co.(a)	358,146	6,371,417
Flowers Foods Inc.	127,249	3,345,376
General Mills Inc.	270,457	17,412,022
H.J. Heinz Co.	507,830	20,186,242
Hershey Co. (The)	178,695	6,944,088
Hormel Foods Corp.	13,530	480,586
Kellogg Co.	507,874	25,002,637
Kroger Co. (The)	1,095,809	22,617,498
McCormick & Co. Inc. NVS	259,392	8,803,764
Sara Lee Corp.	343,262	3,823,939
Smithfield Foods Inc.(a)	21,676	299,129
Sysco Corp.	1,177,297	29,255,830
Whole Foods Market Inc.(a)(b)	182,698	5,570,462

		158,792,944
FOREST PRODUCTS & PAPER – 0.06%
Plum Creek Timber Co. Inc.	115,604	3,542,107
Rayonier Inc.	71,156	2,910,992

		6,453,099
HAND & MACHINE TOOLS – 0.01%
Snap-On Inc.	31,343	1,089,483

		1,089,483
HEALTH CARE - PRODUCTS – 6.03%
Baxter International Inc.	1,206,166	68,763,524
Beckman Coulter Inc.	136,784	9,429,889
Becton, Dickinson and Co.	477,949	33,336,943
Boston Scientific Corp.(a)	1,071,822	11,350,595
C.R. Bard Inc.	198,147	15,576,336
DENTSPLY International Inc.	295,630	10,211,060
Edwards Lifesciences Corp.(a)	111,520	7,796,363
Gen-Probe Inc.(a)	104,361	4,324,720
Henry Schein Inc.(a)	179,512	9,857,004
Hill-Rom Holdings Inc.	49,703	1,082,531
Hologic Inc.(a)	50,070	818,144
IDEXX Laboratories Inc.(a)	117,524	5,876,200
Intuitive Surgical Inc.(a)(b)	75,515	19,803,809
Inverness Medical Innovations Inc.(a)	74,855	2,899,134
Johnson & Johnson	4,253,104	258,971,503
Kinetic Concepts Inc.(a)	43,313	1,601,715
Medtronic Inc.	2,232,428	82,153,350
Patterson Companies Inc.(a)(b)	200,140	5,453,815
ResMed Inc.(a)(b)	149,964	6,778,373
St. Jude Medical Inc.(a)	691,363	26,970,071
Stryker Corp.	675,255	30,676,835
TECHNE Corp.	74,616	4,667,231
Varian Medical Systems Inc.(a)	249,612	10,516,154

		628,915,299

HEALTH CARE - SERVICES – 0.76%
Aetna Inc.	191,241	5,322,237
Community Health Systems Inc.(a)	92,283	2,946,596
Covance Inc.(a)(b)	127,732	6,916,688
Coventry Health Care Inc.(a)	83,229	1,661,251
DaVita Inc.(a)	205,879	11,660,987
Health Management Associates Inc. Class A(a)	490,521	3,674,002
Humana Inc.(a)	123,882	4,620,799
Laboratory Corp. of America Holdings(a)	216,101	14,197,836
Lincare Holdings Inc.(a)	110,747	3,460,844
MEDNAX Inc.(a)	29,382	1,613,659
Quest Diagnostics Inc.	309,950	16,176,290
Tenet Healthcare Corp.(a)	647,992	3,810,193
Universal Health Services Inc. Class B	6,661	412,516
WellPoint Inc.(a)	68,796	3,258,179

		79,732,077
HOLDING COMPANIES - DIVERSIFIED – 0.09%
Leucadia National Corp.(a)	135,588	3,351,735
Walter Energy Inc.	105,284	6,323,357

		9,675,092
HOME BUILDERS – 0.04%
KB Home	11,267	187,145
M.D.C. Holdings Inc.	28,356	985,087
NVR Inc.(a)	2,055	1,309,795
Pulte Homes Inc.	72,091	792,280
Thor Industries Inc.	36,633	1,133,791

		4,408,098
HOME FURNISHINGS – 0.02%
Harman International Industries Inc.	64,868	2,197,728

		2,197,728
HOUSEHOLD PRODUCTS & WARES – 0.67%
Avery Dennison Corp.	41,919	1,509,503
Church & Dwight Co. Inc.	139,737	7,928,677
Clorox Co. (The)	246,100	14,475,602
Kimberly-Clark Corp.	718,795	42,394,529
Scotts Miracle-Gro Co. (The) Class A	88,814	3,814,561

		70,122,872
HOUSEWARES – 0.04%
Newell Rubbermaid Inc.	89,296	1,401,054
Toro Co. (The)(b)	71,186	2,831,067

		4,232,121
INSURANCE – 1.13%
Aflac Inc.	932,462	39,853,424
American International Group Inc.(a)	91,239	4,024,552
Arthur J. Gallagher & Co.	184,913	4,506,330
Axis Capital Holdings Ltd.	80,122	2,418,082
Brown & Brown Inc.	170,538	3,267,508
CIGNA Corp.	35,281	991,043
CNA Financial Corp.(a)(b)	24,646	594,954
Endurance Specialty Holdings Ltd.	33,231	1,211,935
Erie Indemnity Co. Class A	40,966	1,534,586
Fidelity National Financial Inc. Class A	68,575	1,034,111
Genworth Financial Inc. Class A	414,940	4,958,533
Hanover Insurance Group Inc. (The)	7,637	315,637
Lincoln National Corp.	185,677	4,810,891

Marsh & McLennan Companies Inc.	77,952	1,927,753
Odyssey Re Holdings Corp.	7,128	461,966
Principal Financial Group Inc.	619,909	16,979,308
Progressive Corp. (The)(a)	138,107	2,289,814
Prudential Financial Inc.	476,400	23,777,124
Reinsurance Group of America Inc.	11,269	502,597
Validus Holdings Ltd.	26,847	692,653
W.R. Berkley Corp.	87,710	2,217,309

		118,370,110
INTERNET – 4.35%
Akamai Technologies Inc.(a)	344,173	6,773,325
Amazon.com Inc.(a)	655,333	61,181,889
eBay Inc.(a)	520,603	12,291,437
Equinix Inc.(a)(b)	75,586	6,953,912
Expedia Inc.(a)(b)	332,718	7,968,596
F5 Networks Inc.(a)	156,347	6,196,032
Google Inc. Class A(a)	477,558	236,797,134
HLTH Corp.(a)(b)	206,047	3,010,347
IAC/InterActiveCorp.(a)	84,187	1,699,736
McAfee Inc.(a)	310,033	13,576,345
Netflix Inc.(a)(b)	83,988	3,877,726
Priceline.com Inc.(a)(b)	82,946	13,754,106
Sohu.com Inc.(a)	59,803	4,113,250
Symantec Corp.(a)	1,638,936	26,993,276
VeriSign Inc.(a)	384,052	9,098,192
WebMD Health Corp. Class A(a)(b)	15,769	522,269
Yahoo! Inc.(a)	2,215,318	39,454,814

		454,262,386
IRON & STEEL – 0.03%
Cliffs Natural Resources Inc.	24,979	808,320
Schnitzer Steel Industries Inc. Class A	33,575	1,787,869

		2,596,189
LEISURE TIME – 0.18%
Carnival Corp.	397,408	13,225,738
Royal Caribbean Cruises Ltd.(a)	80,290	1,933,383
WMS Industries Inc.(a)	86,872	3,871,016

		19,030,137
LODGING – 0.22%
Choice Hotels International Inc.(b)	15,847	492,208
Las Vegas Sands Corp.(a)(b)	451,610	7,605,112
Marriott International Inc. Class A	280,124	7,728,621
MGM MIRAGE(a)(b)	180,512	2,173,364
Starwood Hotels & Resorts Worldwide Inc.(b)	60,630	2,002,609
Wyndham Worldwide Corp.	156,490	2,553,917

		22,555,831
MACHINERY – 0.75%
Bucyrus International Inc.	33,718	1,201,035
Caterpillar Inc.	600,416	30,819,353
Cummins Inc.	132,654	5,944,226
Deere & Co.	208,767	8,960,280
Flowserve Corp.	111,538	10,990,955
Graco Inc.	54,380	1,515,571
IDEX Corp.	94,796	2,649,548
Joy Global Inc.	178,705	8,745,823
Rockwell Automation Inc.	28,270	1,204,302
Wabtec Corp.	95,043	3,566,964
Zebra Technologies Corp. Class A(a)	107,004	2,774,614

		78,372,671

MANUFACTURING – 2.18%
Brink’s Co. (The)	90,498	2,435,301
Carlisle Companies Inc.	32,994	1,118,827
Crane Co.	50,552	1,304,747
Danaher Corp.	320,345	21,565,625
Donaldson Co. Inc.	153,653	5,321,003
Dover Corp.	262,318	10,167,446
Harsco Corp.	116,691	4,132,028
Honeywell International Inc.	1,483,440	55,109,796
ITT Corp.	35,870	1,870,620
Leggett & Platt Inc.	193,988	3,763,367
Pall Corp.	234,356	7,565,012
Pentair Inc.	54,314	1,603,349
Roper Industries Inc.	154,736	7,888,441
Teleflex Inc.	33,639	1,625,100
3M Co.	1,384,739	102,193,738

		227,664,400
MEDIA – 0.67%
Comcast Corp. Class A	429,428	7,253,039
CTC Media Inc.(a)	67,555	1,061,965
DIRECTV Group Inc. (The)(a)(b)	917,652	25,308,842
Discovery Communications Inc. Class C(a)	522,615	13,603,668
John Wiley & Sons Inc. Class A	82,287	2,861,942
McGraw-Hill Companies Inc. (The)	626,728	15,755,942
New York Times Co. (The) Class A	14,055	114,127
Scripps Networks Interactive Inc. Class A	103,877	3,838,255

		69,797,780
METAL FABRICATE & HARDWARE – 0.31%
Precision Castparts Corp.	279,553	28,478,064
Valmont Industries Inc.	42,015	3,578,838

		32,056,902
MINING – 0.95%
Alcoa Inc.	898,706	11,791,023
Compass Minerals International Inc.	34,687	2,137,413
Freeport-McMoRan Copper & Gold Inc.	498,685	34,214,778
Newmont Mining Corp.	954,781	42,029,460
Royal Gold Inc.	20,608	939,725
Southern Copper Corp.	257,907	7,915,166

		99,027,565
OIL & GAS – 2.73%
Atwood Oceanics Inc.(a)	95,187	3,357,245
CNX Gas Corp.(a)	48,671	1,494,200
Comstock Resources Inc.(a)	7,285	291,983
Continental Resources Inc.(a)	29,170	1,142,589
Diamond Offshore Drilling Inc.(b)	137,754	13,158,262
ENSCO International Inc.	79,866	3,397,500
EQT Corp.	261,706	11,148,676
EXCO Resources Inc.(a)	244,345	4,566,808
Exxon Mobil Corp.	2,510,572	172,250,345
Forest Oil Corp.(a)(b)	81,540	1,595,738
Frontier Oil Corp.	164,008	2,282,991
Helmerich & Payne Inc.	65,368	2,583,997
Holly Corp.	84,637	2,168,400
Mariner Energy Inc.(a)	181,492	2,573,557
Patterson-UTI Energy Inc.	44,258	668,296
Petrohawk Energy Corp.(a)	600,323	14,533,820
Plains Exploration & Production Co.(a)	150,441	4,161,198
Pride International Inc.(a)	161,374	4,912,225

Quicksilver Resources Inc.(a)	236,168	3,351,224
Range Resources Corp.	45,839	2,262,613
Rowan Companies Inc.	39,598	913,526
Seahawk Drilling Inc.(a)	10,785	335,306
Southwestern Energy Co.(a)	685,869	29,272,889
St. Mary Land & Exploration Co.	30,532	991,069
Tesoro Corp.	111,920	1,676,562

		285,091,019
OIL & GAS SERVICES – 1.09%
Cameron International Corp.(a)	432,964	16,374,698
Dresser-Rand Group Inc.(a)	164,235	5,102,781
Exterran Holdings Inc.(a)	57,384	1,362,296
FMC Technologies Inc.(a)(b)	246,598	12,882,280
Oceaneering International Inc.(a)	108,967	6,183,877
Schlumberger Ltd.	1,082,922	64,542,151
Smith International Inc.	259,932	7,460,048

		113,908,131
PACKAGING & CONTAINERS – 0.30%
Ball Corp.	121,630	5,984,196
Crown Holdings Inc.(a)	318,473	8,662,466
Owens-Illinois Inc.(a)	274,232	10,119,161
Packaging Corp. of America	20,254	413,182
Pactiv Corp.(a)	214,996	5,600,646

		30,779,651
PHARMACEUTICALS – 6.47%
Abbott Laboratories	3,081,895	152,461,346
Allergan Inc.	607,514	34,482,495
AmerisourceBergen Corp.	528,721	11,832,776
Amylin Pharmaceuticals Inc.(a)(b)	280,401	3,838,690
BioMarin Pharmaceutical Inc.(a)(b)	198,947	3,596,962
Bristol-Myers Squibb Co.	2,188,566	49,286,506
Cephalon Inc.(a)(b)	146,958	8,558,834
Dendreon Corp.(a)(b)	229,659	6,428,155
Eli Lilly and Co.	1,059,525	34,996,111
Express Scripts Inc.(a)	547,348	42,463,258
Gilead Sciences Inc.(a)	1,807,787	84,206,718
Herbalife Ltd.	122,490	4,010,323
Hospira Inc.(a)	320,589	14,298,269
Mead Johnson Nutrition Co. Class A(b)	34,432	1,553,228
Medco Health Solutions Inc.(a)	961,988	53,207,556
Merck & Co. Inc.	766,134	24,232,818
Mylan Inc.(a)(b)	434,407	6,954,856
NBTY Inc.(a)	73,747	2,918,906
Omnicare Inc.	99,442	2,239,434
OSI Pharmaceuticals Inc.(a)	115,269	4,068,996
Perrigo Co.	158,521	5,388,129
Schering-Plough Corp.	2,750,934	77,713,885
Sepracor Inc.(a)	217,520	4,981,208
United Therapeutics Corp.(a)	92,820	4,547,252
Valeant Pharmaceuticals International(a)	135,402	3,799,380
VCA Antech Inc.(a)	168,628	4,534,407
Wyeth	596,212	28,963,979

		675,564,477
PIPELINES – 0.04%
El Paso Corp.	387,765	4,001,735

		4,001,735
REAL ESTATE – 0.10%
CB Richard Ellis Group Inc. Class A(a)	471,381	5,534,013

St. Joe Co. (The)(a)(b)	184,046	5,359,420

10,893,433

REAL ESTATE INVESTMENT TRUSTS – 0.57%
Alexandria Real Estate Equities Inc.	16,672	906,123
CapitalSource Inc.	85,821	372,463
Digital Realty Trust Inc.(b)	151,535	6,926,665
Federal Realty Investment Trust	15,346	941,784
HCP Inc.	227,009	6,524,239
Health Care REIT Inc.(b)	120,242	5,004,472
Nationwide Health Properties Inc.	154,068	4,774,567
Public Storage	267,819	20,150,702
Simon Property Group Inc.	203,071	14,099,220

		59,700,235
RETAIL – 9.42%
Abercrombie & Fitch Co. Class A	86,955	2,859,080
Advance Auto Parts Inc.	190,624	7,487,711
Aeropostale Inc.(a)	134,216	5,834,370
American Eagle Outfitters Inc.	339,540	5,724,644
AutoNation Inc.(a)(b)	13,931	251,872
AutoZone Inc.(a)	59,568	8,710,033
Barnes & Noble Inc.(b)	15,430	342,855
Bed Bath & Beyond Inc.(a)(b)	519,791	19,512,954
Best Buy Co. Inc.	672,337	25,226,084
Big Lots Inc.(a)	18,254	456,715
BJ’s Wholesale Club Inc.(a)	19,014	688,687
Brinker International Inc.	203,201	3,196,352
Burger King Holdings Inc.	211,519	3,720,619
CarMax Inc.(a)	311,658	6,513,652
Chico’s FAS Inc.(a)	330,805	4,300,465
Chipotle Mexican Grill Inc. Class A(a)(b)	63,740	6,185,967
Copart Inc.(a)(b)	132,806	4,410,487
Costco Wholesale Corp.	865,581	48,870,703
CVS Caremark Corp.	886,139	31,670,608
Darden Restaurants Inc.	272,976	9,316,671
Dick’s Sporting Goods Inc.(a)	170,872	3,827,533
Dollar Tree Inc.(a)	179,770	8,751,204
Family Dollar Stores Inc.	280,645	7,409,028
Foot Locker Inc.	136,829	1,635,107
GameStop Corp. Class A(a)	288,315	7,631,698
Gap Inc. (The)	850,442	18,199,459
Home Depot Inc. (The)	226,225	6,026,634
Kohl’s Corp.(a)	569,774	32,505,607
Limited Brands Inc.	355,064	6,032,537
Lowe’s Companies Inc.	925,202	19,373,730
McDonald’s Corp.	2,200,064	125,557,652
MSC Industrial Direct Co. Inc. Class A	85,653	3,732,758
Nordstrom Inc.	329,853	10,073,711
Office Depot Inc.(a)	99,012	655,459
O’Reilly Automotive Inc.(a)(b)	271,260	9,803,336
Panera Bread Co. Class A(a)(b)	54,732	3,010,260
Penske Automotive Group Inc.	27,163	520,986
PetSmart Inc.	250,787	5,454,617
RadioShack Corp.	32,494	538,426
Ross Stores Inc.	253,305	12,100,380
Staples Inc.	1,427,357	33,143,230
Starbucks Corp.(a)	1,468,634	30,327,292
Target Corp.	1,500,179	70,028,356
Tiffany & Co.(b)	226,116	8,712,249
TJX Companies Inc. (The)	824,749	30,639,425
Urban Outfitters Inc.(a)	255,699	7,714,439
Walgreen Co.	1,977,113	74,082,424

Wal-Mart Stores Inc.	4,408,594	216,417,879
Wendy’s/Arby’s Group Inc. Class A	291,418	1,378,407
Williams-Sonoma Inc.	75,419	1,525,726
Yum! Brands Inc.	921,178	31,098,969

		983,189,047
SAVINGS & LOANS – 0.08%
Capitol Federal Financial	39,745	1,308,405
Hudson City Bancorp Inc.	517,076	6,799,549
TFS Financial Corp.	18,955	225,564

		8,333,518
SEMICONDUCTORS – 3.87%
Advanced Micro Devices Inc.(a)	585,416	3,313,455
Altera Corp.	586,374	12,026,531
Analog Devices Inc.	581,155	16,028,255
Broadcom Corp. Class A(a)	980,553	30,093,172
Cree Inc.(a)(b)	205,874	7,565,869
Cypress Semiconductor Corp.(a)	281,227	2,905,075
Integrated Device Technology Inc.(a)	70,048	473,524
Intel Corp.	6,871,800	134,481,126
International Rectifier Corp.(a)	63,289	1,233,503
Intersil Corp. Class A	120,737	1,848,483
Lam Research Corp.(a)	251,733	8,599,199
Linear Technology Corp.	443,491	12,253,656
Marvell Technology Group Ltd.(a)	925,541	14,984,509
Maxim Integrated Products Inc.	511,416	9,277,086
MEMC Electronic Materials Inc.(a)	444,914	7,398,920
Microchip Technology Inc.	333,615	8,840,797
Micron Technology Inc.(a)	296,258	2,429,316
National Semiconductor Corp.	456,819	6,518,807
Novellus Systems Inc.(a)	117,505	2,465,255
NVIDIA Corp.(a)(b)	1,090,063	16,383,647
ON Semiconductor Corp.(a)	836,737	6,903,080
QLogic Corp.(a)(b)	236,351	4,065,237
Rambus Inc.(a)(b)	207,861	3,616,781
Rovi Corp.(a)	139,254	4,678,934
Silicon Laboratories Inc.(a)(b)	88,958	4,124,093
Teradyne Inc.(a)	344,254	3,184,349
Texas Instruments Inc.	2,539,055	60,150,213
Varian Semiconductor Equipment Associates Inc.(a)	145,574	4,780,650
Xilinx Inc.	547,608	12,824,979

		403,448,501
SOFTWARE – 8.20%
Activision Blizzard Inc.(a)	647,258	8,019,527
Adobe Systems Inc.(a)	1,044,985	34,526,304
Allscripts-Misys Healthcare Solutions Inc.	124,172	2,516,966
ANSYS Inc.(a)	174,532	6,539,714
Autodesk Inc.(a)	307,554	7,319,785
Automatic Data Processing Inc.	1,000,672	39,326,410
BMC Software Inc.(a)	369,004	13,848,720
Broadridge Financial Solutions Inc.	173,384	3,485,019
CA Inc.	605,578	13,316,660
Cerner Corp.(a)(b)	133,606	9,993,729
Citrix Systems Inc.(a)	361,467	14,180,350
Dun & Bradstreet Corp. (The)	106,430	8,016,308
Electronic Arts Inc.(a)	644,463	12,277,020
Emdeon Inc. Class A(a)	41,245	668,169
Fidelity National Information Services Inc.	143,031	3,648,721
Fiserv Inc.(a)	310,474	14,964,847
Global Payments Inc.	160,023	7,473,074

IMS Health Inc.	81,995	1,258,623
Intuit Inc.(a)	643,778	18,347,673
Metavante Technologies Inc.(a)	178,253	6,146,163
Microsoft Corp.	15,368,799	397,898,206
MSCI Inc. Class A(a)	199,058	5,896,098
Novell Inc.(a)	315,028	1,420,776
Nuance Communications Inc.(a)	393,088	5,880,596
Oracle Corp.	7,622,228	158,847,232
Paychex Inc.	641,356	18,631,392
Red Hat Inc.(a)	377,819	10,442,917
Salesforce.com Inc.(a)	216,418	12,320,677
SEI Investments Co.	240,902	4,740,951
Sybase Inc.(a)	165,550	6,439,895
Total System Services Inc.	232,318	3,742,643
VMware Inc. Class A(a)(b)	102,109	4,101,719

		856,236,884
TELECOMMUNICATIONS – 5.40%
Amdocs Ltd.(a)	54,736	1,471,304
American Tower Corp. Class A(a)	793,728	28,891,699
Ciena Corp.(a)	19,723	321,090
Cisco Systems Inc.(a)	11,501,916	270,755,103
Corning Inc.	2,647,100	40,527,101
Crown Castle International Corp.(a)	207,938	6,520,936
Frontier Communications Corp.	270,203	2,037,331
Harris Corp.	206,435	7,761,956
JDS Uniphase Corp.(a)	219,898	1,563,475
Juniper Networks Inc.(a)(b)	1,044,198	28,214,230
Leap Wireless International Inc.(a)	90,075	1,760,966
MetroPCS Communications Inc.(a)	504,141	4,718,760
Motorola Inc.	291,721	2,505,883
NeuStar Inc. Class A(a)	143,783	3,249,496
NII Holdings Inc.(a)	17,479	524,020
QUALCOMM Inc.	3,300,387	148,451,407
SBA Communications Corp. Class A(a)	231,740	6,263,932
tw telecom inc.(a)	296,450	3,987,253
Windstream Corp.	403,436	4,086,807

		563,612,749
TEXTILES – 0.01%
Cintas Corp.	47,253	1,432,238

		1,432,238
TOYS, GAMES & HOBBIES – 0.18%
Hasbro Inc.	148,411	4,118,405
Marvel Entertainment Inc.(a)	97,041	4,815,174
Mattel Inc.	556,167	10,266,843

		19,200,422
TRANSPORTATION – 1.58%
C.H. Robinson Worldwide Inc.	337,654	19,499,519
Con-way Inc.	32,452	1,243,561
Expeditors International Washington Inc.	423,728	14,894,039
J.B. Hunt Transport Services Inc.	173,859	5,586,090
Kansas City Southern Industries Inc.(a)	83,012	2,198,988
Kirby Corp.(a)	22,044	811,660
Landstar System Inc.	102,105	3,886,116
Norfolk Southern Corp.	95,011	4,095,924
Teekay Corp.	36,639	801,295
Union Pacific Corp.	534,147	31,167,477
United Parcel Service Inc. Class B	1,379,377	77,893,419
UTi Worldwide Inc.	183,618	2,658,789

		164,736,877

TRUCKING & LEASING – 0.01%
GATX Corp.	40,407	1,129,376

		1,129,376
WATER – 0.00%
American Water Works Co. Inc.	16,446	327,933

		327,933

TOTAL COMMON STOCKS
(Cost: $11,245,334,881)		10,421,918,496

Security	Shares	Value
SHORT-TERM INVESTMENTS – 2.83%

MONEY MARKET FUNDS – 2.83%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.22%(c)(d)(e)	242,543,310	242,543,310
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.18%(c)(d)(e)	37,016,822	37,016,822
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.04%(c)(d)	16,064,052	16,064,052

		295,624,184

TOTAL SHORT-TERM INVESTMENTS
(Cost: $295,624,184)		295,624,184

TOTAL INVESTMENTS IN SECURITIES – 102.69%
(Cost: $11,540,959,065)		10,717,542,680
Other Assets, Less Liabilities – (2.69)%		(280,577,810)

NET ASSETS – 100.00%		$10,436,964,870

NVS - Non-Voting Shares

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Affiliated issuer. See Note 2.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

September 30, 2009

Security	Shares	Value
COMMON STOCKS – 99.83%

ADVERTISING – 0.10%
Clear Channel Outdoor Holdings Inc. Class A(a)	64,188	$449,316
Interpublic Group of Companies Inc. (The)(a)	754,444	5,673,419
Lamar Advertising Co. Class A(a)(b)	91,372	2,507,248

		8,629,983
AEROSPACE & DEFENSE – 1.72%
BE Aerospace Inc.(a)	77,623	1,563,327
Boeing Co. (The)	1,052,835	57,011,015
General Dynamics Corp.	494,151	31,922,155
L-3 Communications Holdings Inc.	184,300	14,802,976
Northrop Grumman Corp.	449,883	23,281,445
Raytheon Co.	142,372	6,829,585
Spirit AeroSystems Holdings Inc. Class A(a)	110,047	1,987,449
United Technologies Corp.	108,835	6,631,317

		144,029,269
AGRICULTURE – 0.48%
Archer-Daniels-Midland Co.	445,055	13,004,507
Bunge Ltd.	211,575	13,246,711
Lorillard Inc.	30,582	2,272,243
Reynolds American Inc.	266,326	11,856,834

		40,380,295
AIRLINES – 0.09%
Southwest Airlines Co.	801,233	7,691,837

		7,691,837
APPAREL – 0.11%
Phillips-Van Heusen Corp.	29,093	1,244,889
Polo Ralph Lauren Corp.	5,046	386,625
VF Corp.	107,860	7,812,300

		9,443,814
AUTO MANUFACTURERS – 0.50%
Ford Motor Co.(a)	4,935,073	35,581,876
Oshkosh Corp.	141,963	4,390,916
PACCAR Inc.	43,627	1,645,174

		41,617,966
AUTO PARTS & EQUIPMENT – 0.21%
Autoliv Inc.	134,543	4,520,645
BorgWarner Inc.	13,479	407,875
Federal Mogul Corp. Class A(a)	23,381	282,209
Johnson Controls Inc.	421,914	10,784,122
TRW Automotive Holdings Corp.(a)	69,043	1,156,470
WABCO Holdings Inc.	11,440	240,240

		17,391,561

BANKS – 8.82%
Associated Banc-Corp	198,729	2,269,485
BancorpSouth Inc.	130,818	3,193,267
Bank of America Corp.	13,663,523	231,186,809
Bank of Hawaii Corp.	75,031	3,116,788
Bank of New York Mellon Corp. (The)	1,500,918	43,511,613
BB&T Corp.	1,084,309	29,536,577
BOK Financial Corp.	21,550	998,196
City National Corp.	67,326	2,621,001
Comerica Inc.	239,702	7,111,958
Commerce Bancshares Inc.	61,416	2,287,132
Cullen/Frost Bankers Inc.	81,457	4,206,439
Discover Financial Services	845,952	13,729,801
Fifth Third Bancorp	1,255,465	12,717,860
First Citizens BancShares Inc. Class A	9,695	1,542,474
First Horizon National Corp.(a)	344,681	4,560,129
Fulton Financial Corp.	274,311	2,018,929
Huntington Bancshares Inc.	1,127,766	5,311,778
KeyCorp	1,383,032	8,989,708
M&T Bank Corp.(b)	119,766	7,463,817
Marshall & Ilsley Corp.	584,801	4,719,344
PNC Financial Services Group Inc. (The)	726,645	35,307,681
Popular Inc.	1,009,093	2,855,733
Regions Financial Corp.	1,823,460	11,323,687
State Street Corp.	363,566	19,123,572
SunTrust Banks Inc.	788,983	17,791,567
Synovus Financial Corp.	598,289	2,243,584
TCF Financial Corp.	204,054	2,660,864
U.S. Bancorp	2,996,857	65,511,294
Valley National Bancorp(b)	221,645	2,724,017
Wells Fargo & Co.	6,399,714	180,343,941
Whitney Holding Corp.	104,774	999,544
Wilmington Trust Corp.	111,846	1,588,213
Zions Bancorporation(b)	198,841	3,573,173

		737,139,975
BEVERAGES – 0.89%
Brown-Forman Corp. Class B NVS	24,496	1,181,197
Coca-Cola Co. (The)	782,387	42,014,182
Coca-Cola Enterprises Inc.	74,526	1,595,602
Constellation Brands Inc. Class A(a)	300,167	4,547,530
Dr Pepper Snapple Group Inc.(a)	400,595	11,517,106
Molson Coors Brewing Co. Class B NVS	190,991	9,297,442
Pepsi Bottling Group Inc.	45,269	1,649,602
PepsiAmericas Inc.	88,307	2,522,048

		74,324,709
BIOTECHNOLOGY – 0.03%
Charles River Laboratories International Inc.(a)	35,625	1,317,412
Life Technologies Corp.(a)	32,044	1,491,648

		2,809,060
BUILDING MATERIALS – 0.14%
Armstrong World Industries Inc.(a)	18,435	635,270
Martin Marietta Materials Inc.	43,207	3,978,068
Masco Corp.	299,724	3,872,434
Owens Corning(a)	77,119	1,731,322
USG Corp.(a)(b)	65,542	1,126,012

		11,343,106

CHEMICALS – 1.80%
Air Products and Chemicals Inc.	217,477	16,871,866
Airgas Inc.	128,877	6,233,780
Albemarle Corp.	135,827	4,699,614
Ashland Inc.	108,268	4,679,343
Cabot Corp.	102,077	2,358,999
CF Industries Holdings Inc.	13,229	1,140,737
Cytec Industries Inc.	73,508	2,386,805
Dow Chemical Co. (The)	1,757,131	45,808,405
E.I. du Pont de Nemours and Co.	954,651	30,682,483
Eastman Chemical Co.	115,184	6,166,951
FMC Corp.	17,426	980,212
Huntsman Corp.	259,854	2,367,270
International Flavors & Fragrances Inc.	6,909	262,058
Intrepid Potash Inc.(a)(b)	4,653	109,764
Lubrizol Corp.	13,792	985,576
PPG Industries Inc.	260,136	15,142,517
RPM International Inc.	97,702	1,806,510
Sherwin-Williams Co. (The)	23,043	1,386,267
Terra Industries Inc.	50,687	1,757,318
Valhi Inc.	6,052	73,350
Valspar Corp. (The)	158,015	4,346,993

		150,246,818
COAL – 0.08%
Arch Coal Inc.	258,044	5,710,514
Massey Energy Co.	27,225	759,305

		6,469,819
COMMERCIAL SERVICES – 0.61%
Career Education Corp.(a)	9,068	221,078
Convergys Corp.(a)	136,968	1,361,462
Corrections Corp. of America(a)	160,283	3,630,410
Equifax Inc.	44,279	1,290,290
Hertz Global Holdings Inc.(a)(b)	294,216	3,186,359
Hillenbrand Inc.	60,928	1,241,103
Interactive Data Corp.	30,943	811,016
Manpower Inc.	124,178	7,042,134
McKesson Corp.	218,589	13,016,975
Monster Worldwide Inc.(a)	83,697	1,463,024
Quanta Services Inc.(a)	310,662	6,874,950
R.R. Donnelley & Sons Co.	239,752	5,097,128
SAIC Inc.(a)	86,927	1,524,700
Service Corp. International	393,210	2,756,402
Weight Watchers International Inc.	48,313	1,325,709

		50,842,740
COMPUTERS – 1.57%
Affiliated Computer Services Inc. Class A(a)	56,067	3,037,149
Brocade Communications Systems Inc.(a)	393,910	3,096,133
Computer Sciences Corp.(a)	239,239	12,610,288
Diebold Inc.	13,201	434,709
DST Systems Inc.(a)	7,412	332,058
EMC Corp.(a)	2,848,479	48,538,082
Hewlett-Packard Co.	853,539	40,295,576
Lexmark International Inc. Class A(a)(b)	121,965	2,627,126
SanDisk Corp.(a)	185,537	4,026,153

Seagate Technology	78,268	1,190,456
Sun Microsystems Inc.(a)	1,180,170	10,727,745
Synopsys Inc.(a)	86,488	1,939,061
Teradata Corp.(a)	51,394	1,414,363
Western Digital Corp.(a)	35,294	1,289,290

		131,558,189
COSMETICS & PERSONAL CARE – 1.11%
Alberto-Culver Co.	20,423	565,309
Procter & Gamble Co. (The)	1,588,110	91,983,331

		92,548,640
DISTRIBUTION & WHOLESALE – 0.25%
Central European Distribution Corp.(a)	79,648	2,609,268
Genuine Parts Co.	251,274	9,563,488
Ingram Micro Inc. Class A(a)	256,034	4,314,173
Tech Data Corp.(a)	78,742	3,276,455
WESCO International Inc.(a)	32,012	921,946

		20,685,330
DIVERSIFIED FINANCIAL SERVICES – 8.83%
American Express Co.	1,309,193	44,381,643
AmeriCredit Corp.(a)	100,664	1,589,485
Ameriprise Financial Inc.	370,906	13,475,015
BlackRock Inc.	20,988	4,550,618
Capital One Financial Corp.	511,137	18,262,925
CIT Group Inc.(b)	565,567	684,336
Citigroup Inc.	23,976,962	116,048,496
CME Group Inc.	98,724	30,425,750
Federated Investors Inc. Class B	9,284	244,819
Franklin Resources Inc.	130,850	13,163,510
Goldman Sachs Group Inc. (The)	745,773	137,483,253
Interactive Brokers Group Inc. Class A(a)	64,982	1,291,192
Invesco Ltd.	603,737	13,741,054
Investment Technology Group Inc.(a)	63,719	1,779,034
Janus Capital Group Inc.	39,540	560,677
Jefferies Group Inc.(a)(b)	45,341	1,234,635
JPMorgan Chase & Co.	5,936,965	260,157,806
Legg Mason Inc.	252,822	7,845,067
Morgan Stanley	1,648,571	50,907,872
NASDAQ OMX Group Inc. (The)(a)	117,207	2,467,207
NYSE Euronext Inc.	304,233	8,789,291
Raymond James Financial Inc.(b)	155,778	3,626,512
SLM Corp.(a)	579,271	5,051,243
Student Loan Corp. (The)	6,352	294,733

		738,056,173
ELECTRIC – 5.99%
AES Corp. (The)(a)	202,197	2,996,560
Allegheny Energy Inc.	102,830	2,727,052
Alliant Energy Corp.	174,883	4,870,492
Ameren Corp.	373,222	9,435,052
American Electric Power Co. Inc.	752,806	23,329,458
Calpine Corp.(a)	240,244	2,767,611
CenterPoint Energy Inc.	89,895	1,117,395
CMS Energy Corp.	358,657	4,806,004
Consolidated Edison Inc.(b)	434,241	17,777,827
Constellation Energy Group Inc.	45,527	1,473,709
Dominion Resources Inc.	931,698	32,143,581
DPL Inc.	159,504	4,163,054

DTE Energy Co.	258,156	9,071,602
Duke Energy Corp.	2,032,687	31,994,493
Dynegy Inc. Class A(a)	788,458	2,010,568
Edison International	515,588	17,313,445
Entergy Corp.	309,690	24,731,843
Exelon Corp.	949,852	47,131,656
FirstEnergy Corp.	481,116	21,996,624
FPL Group Inc.	563,761	31,136,520
Great Plains Energy Inc.	212,159	3,808,254
Hawaiian Electric Industries Inc.	145,795	2,641,805
Integrys Energy Group Inc.	93,563	3,357,976
MDU Resources Group Inc.	291,960	6,087,366
Mirant Corp.(a)	227,050	3,730,431
Northeast Utilities	274,876	6,525,556
NRG Energy Inc.(a)	418,681	11,802,617
NSTAR	169,288	5,386,744
NV Energy Inc.	209,173	2,424,315
OGE Energy Corp.	151,549	5,013,241
Pepco Holdings Inc.	348,296	5,182,644
PG&E Corp.	581,633	23,550,320
Pinnacle West Capital Corp.	160,078	5,253,760
Progress Energy Inc.	441,478	17,244,131
Public Service Enterprise Group Inc.	799,065	25,122,604
RRI Energy Inc.(a)	558,264	3,986,005
SCANA Corp.	191,314	6,676,859
Southern Co.	1,235,675	39,133,827
TECO Energy Inc.	336,404	4,736,568
Westar Energy Inc.	170,720	3,330,747
Wisconsin Energy Corp.	184,044	8,313,267
Xcel Energy Inc.	719,559	13,844,315

		500,147,898
ELECTRICAL COMPONENTS & EQUIPMENT – 0.14%
Energizer Holdings Inc.(a)	17,954	1,191,068
General Cable Corp.(a)	81,394	3,186,575
Hubbell Inc. Class B	78,076	3,279,192
Molex Inc.	189,441	3,955,528

		11,612,363
ELECTRONICS – 0.53%
Arrow Electronics Inc.(a)	109,749	3,089,434
Avnet Inc.(a)	158,105	4,105,987
AVX Corp.	61,434	732,908
Garmin Ltd.	32,540	1,228,060
Itron Inc.(a)	4,335	278,047
Jabil Circuit Inc.	151,560	2,032,420
PerkinElmer Inc.	142,409	2,739,949
Thermo Fisher Scientific Inc.(a)	607,103	26,512,188
Thomas & Betts Corp.(a)	58,023	1,745,332
Vishay Intertechnology Inc.(a)	236,182	1,865,838

		44,330,163
ENERGY - ALTERNATE SOURCES – 0.04%
Covanta Holding Corp.(a)	202,943	3,450,031

		3,450,031
ENGINEERING & CONSTRUCTION – 0.14%
KBR Inc.	253,838	5,911,887
Shaw Group Inc. (The)(a)	24,925	799,843
URS Corp.(a)	114,357	4,991,683

		11,703,413

ENTERTAINMENT – 0.13%
DreamWorks Animation SKG Inc. Class A(a)	113,900	4,051,423
International Game Technology	79,715	1,712,278
International Speedway Corp. Class A	48,346	1,332,899
Penn National Gaming Inc.(a)	104,563	2,892,213
Regal Entertainment Group Class A	62,288	767,388
Warner Music Group Corp.(a)	69,523	384,462

		11,140,663
ENVIRONMENTAL CONTROL – 0.15%
Republic Services Inc.	346,534	9,207,408
Waste Connections Inc.(a)	34,040	982,394
Waste Management Inc.	78,847	2,351,218

		12,541,020
FOOD – 2.08%
Campbell Soup Co.	99,217	3,236,459
ConAgra Foods Inc.	707,263	15,333,462
Corn Products International Inc.	117,073	3,338,922
Del Monte Foods Co.	310,590	3,596,632
Flowers Foods Inc.	21,126	555,403
General Mills Inc.	304,908	19,629,977
H.J. Heinz Co.	94,051	3,738,527
Hershey Co. (The)	101,306	3,936,751
Hormel Foods Corp.	98,886	3,512,431
J.M. Smucker Co. (The)(b)	186,772	9,900,784
Kraft Foods Inc. Class A	2,325,895	61,101,262
Kroger Co. (The)	160,725	3,317,364
Ralcorp Holdings Inc.(a)	89,649	5,241,777
Safeway Inc.	672,552	13,262,725
Sara Lee Corp.	824,106	9,180,541
Smithfield Foods Inc.(a)	204,178	2,817,656
SUPERVALU Inc.	336,687	5,070,506
Tyson Foods Inc. Class A	477,647	6,032,682
Whole Foods Market Inc.(a)	28,035	854,787

		173,658,648
FOREST PRODUCTS & PAPER – 0.53%
International Paper Co.	683,501	15,194,227
MeadWestvaco Corp.	271,081	6,047,817
Plum Creek Timber Co. Inc.	165,827	5,080,939
Rayonier Inc.	67,708	2,769,934
Temple-Inland Inc.	169,395	2,781,466
Weyerhaeuser Co.	333,759	12,232,267

		44,106,650
GAS – 0.59%
AGL Resources Inc.	121,718	4,292,994
Atmos Energy Corp.	145,016	4,086,551
Energen Corp.	113,273	4,882,066
NiSource Inc.	435,473	6,048,720
Sempra Energy	385,150	19,184,321
Southern Union Co.	174,842	3,634,965
UGI Corp.	171,125	4,288,392
Vectren Corp.	127,196	2,930,596

		49,348,605

HAND & MACHINE TOOLS – 0.22%
Black & Decker Corp. (The)	94,687	4,383,061
Kennametal Inc.	129,197	3,179,538
Lincoln Electric Holdings Inc.	66,727	3,166,196
Snap-On Inc.	64,907	2,256,167
Stanley Works (The)	125,181	5,343,977

		18,328,939
HEALTH CARE - PRODUCTS – 1.38%
Boston Scientific Corp.(a)	1,534,717	16,252,653
CareFusion Corp.(a)	285,215	6,217,687
Cooper Companies Inc. (The)	71,677	2,130,957
Hill-Rom Holdings Inc.(b)	60,404	1,315,599
Hologic Inc.(a)	366,361	5,986,339
Inverness Medical Innovations Inc.(a)	69,459	2,690,147
Johnson & Johnson	983,518	59,886,411
Kinetic Concepts Inc.(a)	63,738	2,357,031
Zimmer Holdings Inc.(a)	340,352	18,191,814

		115,028,638
HEALTH CARE - SERVICES – 1.47%
Aetna Inc.	555,009	15,445,900
Brookdale Senior Living Inc.(b)	69,834	1,266,090
Community Health Systems Inc.(a)	71,599	2,286,156
Coventry Health Care Inc.(a)	167,904	3,351,364
Health Net Inc.(a)	162,270	2,498,958
Humana Inc.(a)	170,074	6,343,760
LifePoint Hospitals Inc.(a)	86,476	2,340,041
Lincare Holdings Inc.(a)	20,883	652,594
MEDNAX Inc.(a)	48,282	2,651,647
Tenet Healthcare Corp.(a)	247,820	1,457,182
UnitedHealth Group Inc.	1,878,574	47,039,493
Universal Health Services Inc. Class B	66,857	4,140,454
WellPoint Inc.(a)	711,031	33,674,428

		123,148,067
HOLDING COMPANIES - DIVERSIFIED – 0.06%
Leucadia National Corp.(a)	188,131	4,650,598

		4,650,598
HOME BUILDERS – 0.32%
D.R. Horton Inc.	437,243	4,988,943
KB Home	113,764	1,889,620
Lennar Corp. Class A	235,911	3,361,732
M.D.C. Holdings Inc.	37,110	1,289,201
NVR Inc.(a)	7,560	4,818,517
Pulte Homes Inc.	475,427	5,224,943
Thor Industries Inc.	27,394	847,844
Toll Brothers Inc.(a)	212,897	4,160,007

		26,580,807
HOME FURNISHINGS – 0.11%
Harman International Industries Inc.	41,705	1,412,965
Whirlpool Corp.(b)	116,155	8,126,204

		9,539,169
HOUSEHOLD PRODUCTS & WARES – 0.31%
Avery Dennison Corp.	144,799	5,214,212
Clorox Co. (The)	25,264	1,486,028
Fortune Brands Inc.	236,854	10,179,985
Jarden Corp.	138,171	3,878,460
Kimberly-Clark Corp.	85,209	5,025,627

		25,784,312

HOUSEWARES – 0.07%
Newell Rubbermaid Inc.	367,875	5,771,959

		5,771,959
INSURANCE – 4.94%
Alleghany Corp.(a)	8,822	2,285,339
Allied World Assurance Holdings Ltd.	77,781	3,728,043
Allstate Corp. (The)	847,041	25,936,395
American Financial Group Inc.	135,059	3,444,004
American International Group Inc.(a)	119,232	5,259,324
American National Insurance Co.	25,280	2,153,856
Aon Corp.	438,055	17,824,458
Arch Capital Group Ltd.(a)(b)	82,721	5,586,976
Arthur J. Gallagher & Co.	11,774	286,932
Aspen Insurance Holdings Ltd.	130,128	3,444,488
Assurant Inc.	186,277	5,972,041
Axis Capital Holdings Ltd.	161,345	4,869,392
Brown & Brown Inc.	49,734	952,903
Chubb Corp.	556,068	28,031,388
CIGNA Corp.	402,137	11,296,028
Cincinnati Financial Corp.	229,413	5,962,444
CNA Financial Corp.(a)(b)	23,293	562,293
Endurance Specialty Holdings Ltd.	52,633	1,919,526
Erie Indemnity Co. Class A	14,346	537,401
Everest Re Group Ltd.	96,876	8,496,025
Fidelity National Financial Inc. Class A	316,502	4,772,850
First American Corp.	147,202	4,764,929
Genworth Financial Inc. Class A	442,790	5,291,340
Hanover Insurance Group Inc. (The)	74,060	3,060,900
Hartford Financial Services Group Inc. (The)	513,060	13,596,090
HCC Insurance Holdings Inc.	177,246	4,847,678
Lincoln National Corp.	328,637	8,514,985
Loews Corp.	518,560	17,760,680
Markel Corp.(a)	15,524	5,120,126
Marsh & McLennan Companies Inc.	761,679	18,836,322
MBIA Inc.(a)(b)	211,964	1,644,841
Mercury General Corp.	42,026	1,520,501
MetLife Inc.	911,312	34,693,648
Odyssey Re Holdings Corp.	21,336	1,382,786
Old Republic International Corp.	377,309	4,595,624
OneBeacon Insurance Group Ltd.	39,982	549,353
PartnerRe Ltd.	89,198	6,862,894
Progressive Corp. (The)(a)	967,367	16,038,945
Protective Life Corp.	135,840	2,909,693
Prudential Financial Inc.	349,931	17,465,056
Reinsurance Group of America Inc.	105,931	4,724,523
RenaissanceRe Holdings Ltd.	98,638	5,401,417
StanCorp Financial Group Inc.	77,983	3,148,174
Torchmark Corp.	131,052	5,691,588
Transatlantic Holdings Inc.	43,765	2,195,690
Travelers Companies Inc. (The)	924,557	45,515,941
Unitrin Inc.	64,558	1,258,235
Unum Group	522,782	11,208,446
Validus Holdings Ltd.	128,265	3,309,237
W.R. Berkley Corp.	141,692	3,581,974
Wesco Financial Corp.	2,401	781,525
White Mountains Insurance Group Ltd.	12,227	3,753,811
XL Capital Ltd. Class A	540,835	9,442,979

		412,792,037

INTERNET – 0.56%
eBay Inc.(a)	1,354,275	31,974,433
Expedia Inc.(a)	26,586	636,735
IAC/InterActiveCorp.(a)	85,237	1,720,935
Liberty Media Corp. - Liberty Interactive Group Series A(a)(b)	938,979	10,300,600
Yahoo! Inc.(a)	123,836	2,205,519

		46,838,222
IRON & STEEL – 0.72%
AK Steel Holding Corp.	172,159	3,396,697
Allegheny Technologies Inc.	154,945	5,421,526
Carpenter Technology Corp.	69,798	1,632,575
Cliffs Natural Resources Inc.	187,220	6,058,439
Nucor Corp.	496,236	23,328,054
Reliance Steel & Aluminum Co.	99,131	4,219,015
Schnitzer Steel Industries Inc. Class A	7,237	385,370
Steel Dynamics Inc.	341,690	5,241,525
United States Steel Corp.	226,055	10,030,060

		59,713,261
LEISURE TIME – 0.29%
Carnival Corp.	377,757	12,571,753
Harley-Davidson Inc.	369,145	8,490,335
Royal Caribbean Cruises Ltd.(a)(b)	141,990	3,419,119

		24,481,207
LODGING – 0.37%
Boyd Gaming Corp.(a)	84,323	921,650
Choice Hotels International Inc.(b)	33,171	1,030,291
Las Vegas Sands Corp.(a)	116,322	1,958,862
Marriott International Inc. Class A	250,136	6,901,252
MGM MIRAGE(a)	168,350	2,026,934
Starwood Hotels & Resorts Worldwide Inc.	247,591	8,177,931
Wyndham Worldwide Corp.	154,600	2,523,072
Wynn Resorts Ltd.(a)	105,999	7,514,269

		31,054,261
MACHINERY – 1.00%
AGCO Corp.(a)	145,875	4,030,526
Bucyrus International Inc.	91,247	3,250,218
Caterpillar Inc.	475,149	24,389,398
Cummins Inc.	213,084	9,548,294
Deere & Co.	501,597	21,528,543
Gardner Denver Inc.(a)	81,258	2,834,279
Graco Inc.	52,145	1,453,281
IDEX Corp.	53,015	1,481,769
Joy Global Inc.	20,086	983,009
Manitowoc Co. Inc. (The)	208,683	1,976,228
Rockwell Automation Inc.	200,976	8,561,578
Terex Corp.(a)	165,022	3,420,906
Zebra Technologies Corp. Class A(a)	6,996	181,406

		83,639,435
MANUFACTURING – 4.69%
AptarGroup Inc.	106,596	3,982,427
Carlisle Companies Inc.	69,497	2,356,643
Crane Co.	38,533	994,537

Danaher Corp.	154,106	10,374,416
Dover Corp.	85,175	3,301,383
Eaton Corp.	261,854	14,818,318
General Electric Co.	16,724,475	274,615,879
Harsco Corp.	34,700	1,228,727
Illinois Tool Works Inc.	708,901	30,277,162
ITT Corp.	258,952	13,504,347
Leggett & Platt Inc.	95,333	1,849,460
Parker Hannifin Corp.	253,468	13,139,781
Pentair Inc.	111,600	3,294,432
Roper Industries Inc.	20,564	1,048,353
SPX Corp.	77,350	4,739,234
Teleflex Inc.	36,761	1,775,924
Textron Inc.	424,921	8,065,001
Trinity Industries Inc.	121,912	2,095,667

		391,461,691
MEDIA – 4.52%
Cablevision Systems Corp. Class A	369,473	8,774,984
CBS Corp. Class B NVS	958,883	11,554,540
Central European Media Enterprises Ltd. Class A(a)(b)	54,955	1,882,209
Comcast Corp. Class A	4,199,558	70,930,535
Discovery Communications Inc. Class C(a)	31,688	824,839
Dish Network Corp. Class A(a)	318,296	6,130,381
Gannett Co. Inc.	366,238	4,581,637
Liberty Global Inc. Series A(a)	419,569	9,469,672
Liberty Media Corp. - Liberty Capital Group Series A(a)	125,396	2,623,284
Liberty Media Corp. - Liberty Entertainment Group Series A(a)	818,536	25,464,655
Meredith Corp.(b)	54,506	1,631,910
New York Times Co. (The) Class A(b)	155,521	1,262,831
News Corp. Class A	3,595,627	43,111,568
Scripps Networks Interactive Inc. Class A	54,989	2,031,844
Time Warner Cable Inc.	556,285	23,970,321
Time Warner Inc.	1,889,548	54,381,191
Viacom Inc. Class B NVS(a)	857,059	24,031,934
Walt Disney Co. (The)	2,932,387	80,523,347
Washington Post Co. (The) Class B	9,698	4,539,440

		377,721,122
METAL FABRICATE & HARDWARE – 0.08%
Commercial Metals Co.	177,192	3,171,737
Timken Co. (The)	152,325	3,568,975

		6,740,712
MINING – 0.55%
Alcoa Inc.	825,547	10,831,177
Compass Minerals International Inc.	24,213	1,492,005
Freeport-McMoRan Copper & Gold Inc.	256,047	17,567,385
Royal Gold Inc.	41,255	1,881,228
Southern Copper Corp.	74,473	2,285,576
Titanium Metals Corp.	136,341	1,307,510
Vulcan Materials Co.(b)	197,039	10,653,899

		46,018,780
OFFICE & BUSINESS EQUIPMENT – 0.22%
Pitney Bowes Inc.(b)	324,834	8,072,125
Xerox Corp.	1,364,057	10,557,801

		18,629,926

OIL & GAS – 15.45%
Anadarko Petroleum Corp.	788,368	49,454,325
Apache Corp.	529,352	48,610,394
Atwood Oceanics Inc.(a)	12,915	455,512
Cabot Oil & Gas Corp.	164,255	5,872,116
Chesapeake Energy Corp.	988,875	28,084,050
Chevron Corp.	3,166,044	222,984,479
Cimarex Energy Co.	131,704	5,705,417
Comstock Resources Inc.(a)	66,627	2,670,410
Concho Resources Inc.(a)	120,091	4,361,705
ConocoPhillips	2,339,843	105,667,310
Continental Resources Inc.(a)	25,376	993,978
Denbury Resources Inc.(a)	394,954	5,975,654
Devon Energy Corp.	701,045	47,201,360
Encore Acquisition Co.(a)	87,712	3,280,429
ENSCO International Inc.	161,297	6,861,574
EOG Resources Inc.	395,255	33,007,745
EXCO Resources Inc.(a)	25,682	479,997
Exxon Mobil Corp.	5,718,375	392,337,709
Forest Oil Corp.(a)(b)	109,286	2,138,727
Frontier Oil Corp.	35,660	496,387
Helmerich & Payne Inc.	114,263	4,516,816
Hess Corp.	458,623	24,517,986
Marathon Oil Corp.	1,117,763	35,656,640
Mariner Energy Inc.(a)	15,624	221,548
Murphy Oil Corp.	301,943	17,382,859
Nabors Industries Ltd.(a)	445,799	9,317,199
Newfield Exploration Co.(a)	208,849	8,888,613
Noble Energy Inc.	273,196	18,020,008
Occidental Petroleum Corp.	1,280,156	100,364,230
Patterson-UTI Energy Inc.	205,186	3,098,309
Pioneer Natural Resources Co.	180,432	6,547,877
Plains Exploration & Production Co.(a)	101,511	2,807,794
Pride International Inc.(a)	145,689	4,434,773
Range Resources Corp.	210,615	10,395,956
Rowan Companies Inc.	146,199	3,372,811
SandRidge Energy Inc.(a)	199,206	2,581,710
Seahawk Drilling Inc.(a)	9,675	300,796
St. Mary Land & Exploration Co.	75,409	2,447,776
Sunoco Inc.	184,525	5,249,736
Tesoro Corp.	131,994	1,977,270
Unit Corp.(a)	63,564	2,622,015
Valero Energy Corp.	888,702	17,231,932
Whiting Petroleum Corp.(a)	80,219	4,619,010
XTO Energy Inc.	915,498	37,828,377

		1,291,041,319
OIL & GAS SERVICES – 2.11%
Baker Hughes Inc.	461,366	19,681,874
BJ Services Co.	459,494	8,927,968
Exterran Holdings Inc.(a)	53,946	1,280,678
Halliburton Co.	1,416,780	38,423,074
Helix Energy Solutions Group Inc.(a)	164,292	2,461,094
National Oilwell Varco Inc.(a)	660,359	28,481,284
Oil States International Inc.(a)	77,169	2,710,947
Schlumberger Ltd.	1,031,659	61,486,876

SEACOR Holdings Inc.(a)	31,432	2,565,794
Smith International Inc.	139,873	4,014,355
Superior Energy Services Inc.(a)	121,783	2,742,553
Tidewater Inc.	81,206	3,823,991

		176,600,488

PACKAGING & CONTAINERS – 0.30%
Ball Corp.	51,353	2,526,568
Bemis Co. Inc.	171,646	4,447,348
Greif Inc. Class A	51,874	2,855,664
Owens-Illinois Inc.(a)	50,094	1,848,469
Packaging Corp. of America	144,133	2,940,313
Pactiv Corp.(a)	38,422	1,000,893
Sealed Air Corp.	250,817	4,923,538
Sonoco Products Co.	157,462	4,336,503

		24,879,296
PHARMACEUTICALS – 5.53%
AmerisourceBergen Corp.	60,239	1,348,149
Bristol-Myers Squibb Co.	1,395,225	31,420,467
Cardinal Health Inc.	569,456	15,261,421
Eli Lilly and Co.	761,808	25,162,518
Endo Pharmaceuticals Holdings Inc.(a)	184,420	4,173,425
Forest Laboratories Inc.(a)	476,294	14,022,095
King Pharmaceuticals Inc.(a)	390,503	4,205,717
Mead Johnson Nutrition Co. Class A(b)	27,565	1,243,457
Merck & Co. Inc.(b)	2,723,747	86,152,118
Mylan Inc.(a)(b)	134,877	2,159,381
NBTY Inc.(a)	26,664	1,055,361
Omnicare Inc.	106,827	2,405,744
Pfizer Inc.	10,657,270	176,377,819
Schering-Plough Corp.	399,238	11,278,474
Watson Pharmaceuticals Inc.(a)	167,065	6,121,262
Wyeth	1,634,334	79,395,946

		461,783,354
PIPELINES – 0.78%
El Paso Corp.	796,722	8,222,171
National Fuel Gas Co.	111,826	5,122,749
ONEOK Inc.	166,921	6,112,647
Questar Corp.	274,466	10,308,943
Spectra Energy Corp.	1,016,913	19,260,332
Williams Companies Inc. (The)	917,696	16,399,228

		65,426,070
REAL ESTATE – 0.07%
Forest City Enterprises Inc. Class A	175,547	2,347,063
Jones Lang LaSalle Inc.	66,337	3,142,384

		5,489,447
REAL ESTATE INVESTMENT TRUSTS – 2.69%
Alexandria Real Estate Equities Inc.	48,457	2,633,638
AMB Property Corp.	231,043	5,302,437
Annaly Capital Management Inc.	860,941	15,617,470
Apartment Investment and Management Co. Class A	182,145	2,686,639
AvalonBay Communities Inc.	126,593	9,207,109
Boston Properties Inc.	219,061	14,359,449
Brandywine Realty Trust	206,043	2,274,715
BRE Properties Inc. Class A	80,415	2,516,990
Camden Property Trust	104,864	4,226,019
CapitalSource Inc.	327,998	1,423,511
Chimera Investment Corp.	1,054,598	4,028,564
Corporate Office Properties Trust	90,241	3,328,088
Douglas Emmett Inc.	190,110	2,334,551

Duke Realty Corp.	351,932	4,226,703
Equity Residential	432,439	13,275,877
Essex Property Trust Inc.	43,135	3,432,683
Federal Realty Investment Trust	81,209	4,983,796
HCP Inc.	282,209	8,110,687
Health Care REIT Inc.(b)	94,092	3,916,109
Hospitality Properties Trust	193,918	3,950,110
Host Hotels & Resorts Inc.	952,163	11,206,959
HRPT Properties Trust	354,371	2,664,870
Kimco Realty Corp.	596,384	7,776,847
Liberty Property Trust	177,341	5,768,903
Macerich Co. (The)	127,063	3,853,821
Mack-Cali Realty Corp.	123,316	3,986,806
Nationwide Health Properties Inc.	41,080	1,273,069
ProLogis	696,494	8,302,208
Realty Income Corp.(b)	164,564	4,221,067
Regency Centers Corp.	126,196	4,675,562
Senior Housing Properties Trust	200,501	3,831,574
Simon Property Group Inc.	217,230	15,082,279
SL Green Realty Corp.	121,146	5,312,252
Taubman Centers Inc.	82,999	2,994,604
UDR Inc.	235,836	3,712,059
Ventas Inc.	246,760	9,500,260
Vornado Realty Trust	241,995	15,586,898
Weingarten Realty Investors	163,944	3,265,764

		224,850,947
RETAIL – 2.67%
Abercrombie & Fitch Co. Class A	70,885	2,330,698
AutoNation Inc.(a)(b)	105,736	1,911,707
Barnes & Noble Inc.(b)	47,383	1,052,850
Big Lots Inc.(a)	114,506	2,864,940
BJ’s Wholesale Club Inc.(a)	70,400	2,549,888
CarMax Inc.(a)	102,461	2,141,435
Chico’s FAS Inc.(a)	17,144	222,872
CVS Caremark Corp.	1,597,989	57,112,127
Foot Locker Inc.	139,737	1,669,857
GameStop Corp. Class A(a)	31,813	842,090
Gap Inc. (The)	89,973	1,925,422
Home Depot Inc. (The)	2,499,360	66,582,950
J.C. Penney Co. Inc.	351,054	11,848,073
Kohl’s Corp.(a)	30,874	1,761,362
Limited Brands Inc.	134,813	2,290,473
Lowe’s Companies Inc.	1,594,562	33,390,128
Macy’s Inc.	664,003	12,144,615
Office Depot Inc.(a)	349,002	2,310,393
Penske Automotive Group Inc.	39,049	748,960
RadioShack Corp.	170,000	2,816,900
Rite Aid Corp.(a)(b)	923,820	1,515,065
Sears Holdings Corp.(a)(b)	78,834	5,148,649
Signet Jewelers Ltd.(a)	134,187	3,533,144
Tiffany & Co.	16,518	636,439
Wendy’s/Arby’s Group Inc. Class A	351,058	1,660,504
Williams-Sonoma Inc.	90,535	1,831,523

		222,843,064
SAVINGS & LOANS – 0.32%
First Niagara Financial Group Inc.	234,378	2,889,881
Hudson City Bancorp Inc.	329,054	4,327,060
New York Community Bancorp Inc.	547,813	6,256,024

People’s United Financial Inc.	543,717	8,460,237
TFS Financial Corp.	117,894	1,402,939
Washington Federal Inc.	177,206	2,987,693

		26,323,834
SEMICONDUCTORS – 1.67%
Advanced Micro Devices Inc.(a)(b)	411,525	2,329,232
Applied Materials Inc.	2,099,360	28,131,424
Atmel Corp.(a)	704,957	2,953,770
Cypress Semiconductor Corp.(a)	20,398	210,711
Fairchild Semiconductor International Inc.(a)	195,791	2,002,942
Integrated Device Technology Inc.(a)	208,348	1,408,432
Intel Corp.	3,378,209	66,111,550
International Rectifier Corp.(a)	64,183	1,250,927
Intersil Corp. Class A	98,906	1,514,251
KLA-Tencor Corp.	267,767	9,602,125
LSI Corp.(a)	1,027,108	5,638,823
Marvell Technology Group Ltd.(a)	82,376	1,333,667
Maxim Integrated Products Inc.	78,611	1,426,004
Microchip Technology Inc.	25,658	679,937
Micron Technology Inc.(a)(b)	1,099,312	9,014,358
Novellus Systems Inc.(a)	62,067	1,302,166
PMC-Sierra Inc.(a)	349,232	3,338,658
Rovi Corp.(a)	49,890	1,676,304

		139,925,281
SOFTWARE – 0.31%
Activision Blizzard Inc.(a)	367,971	4,559,161
Autodesk Inc.(a)	114,948	2,735,762
Broadridge Financial Solutions Inc.	85,181	1,712,138
CA Inc.	140,683	3,093,619
Compuware Corp.(a)	377,631	2,768,035
Emdeon Inc. Class A(a)	10,884	176,321
Fidelity National Information Services Inc.	188,545	4,809,783
IMS Health Inc.	220,880	3,390,508
Novell Inc.(a)	301,946	1,361,776
Nuance Communications Inc.(a)	31,358	469,116
Total System Services Inc.	72,243	1,163,835

		26,240,054
TELECOMMUNICATIONS – 6.28%
Amdocs Ltd.(a)	263,408	7,080,407
AT&T Inc.	9,318,066	251,680,963
CenturyTel Inc.	469,053	15,760,181
Ciena Corp.(a)(b)	129,431	2,107,137
Clearwire Corp. Class A(a)(b)	102,461	833,008
CommScope Inc.(a)	148,660	4,449,394
Corning Inc.	359,849	5,509,288
Crown Castle International Corp.(a)	293,742	9,211,749
EchoStar Corp. Class A(a)	59,714	1,102,320
Frontier Communications Corp.	273,041	2,058,729
Harris Corp.	46,013	1,730,089
JDS Uniphase Corp.(a)	159,044	1,130,803
Leap Wireless International Inc.(a)	21,990	429,905
Level 3 Communications Inc.(a)	2,556,655	3,553,750
Motorola Inc.	3,388,566	29,107,782
NII Holdings Inc.(a)	248,636	7,454,107
Qwest Communications International Inc.	2,318,498	8,833,477
Sprint Nextel Corp.(a)	4,406,181	17,404,415
Telephone and Data Systems Inc.	142,977	4,433,717

Tellabs Inc.(a)	623,808	4,316,751
United States Cellular Corp.(a)	24,883	972,179
Verizon Communications Inc.	4,486,185	135,796,820
Virgin Media Inc.	456,375	6,352,740
Windstream Corp.	368,076	3,728,610

		525,038,321
TEXTILES – 0.11%
Cintas Corp.	170,067	5,154,731
Mohawk Industries Inc.(a)	87,711	4,182,938

		9,337,669
TOYS, GAMES & HOBBIES – 0.05%
Hasbro Inc.	78,395	2,175,461
Mattel Inc.	124,774	2,303,328

		4,478,789
TRANSPORTATION – 1.87%
Alexander & Baldwin Inc.	65,043	2,087,230
Burlington Northern Santa Fe Corp.	415,054	33,133,761
Con-way Inc.	52,108	1,996,779
CSX Corp.	618,207	25,878,145
FedEx Corp.	491,718	36,987,028
Frontline Ltd.(b)	82,681	1,933,909
Kansas City Southern Industries Inc.(a)	79,977	2,118,591
Kirby Corp.(a)	66,373	2,443,854
Norfolk Southern Corp.	504,080	21,730,889
Overseas Shipholding Group Inc.	37,172	1,389,118
Ryder System Inc.	87,864	3,431,968
Teekay Corp.	37,941	829,770
Union Pacific Corp.	373,211	21,776,862
UTi Worldwide Inc.	9,665	139,949

		155,877,853
TRUCKING & LEASING – 0.01%
GATX Corp.	43,193	1,207,244

		1,207,244
WATER – 0.07%
American Water Works Co. Inc.	88,257	1,759,845
Aqua America Inc.	213,740	3,770,374

		5,530,219

TOTAL COMMON STOCKS
(Cost: $9,870,193,979)		8,342,045,130

Security	Shares	Value
SHORT-TERM INVESTMENTS – 1.56%

MONEY MARKET FUNDS – 1.56%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.22%(c)(d)(e)	106,538,576	106,538,576
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.18%(c)(d)(e)	16,259,857	16,259,857

Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.04%(c)(d)	7,078,604	7,078,604

		129,877,037

TOTAL SHORT-TERM INVESTMENTS
(Cost: $129,877,037)		129,877,037

TOTAL INVESTMENTS IN SECURITIES – 101.39%
(Cost: $10,000,071,016)		8,471,922,167
Other Assets, Less Liabilities – (1.39)%		(115,981,950)

NET ASSETS – 100.00%		$8,355,940,217

NVS - Non-Voting Shares

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Affiliated issuer. See Note 2.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 INDEX FUND

September 30, 2009

Security	Shares	Value
COMMON STOCKS – 99.83%

ADVERTISING – 0.16%
APAC Customer Services Inc.(a)	363,722	$2,149,597
Gaiam Inc. Class A(a)	231,318	1,614,600
Harte-Hanks Inc.	541,092	7,483,302
inVentiv Health Inc.(a)	478,537	8,005,924
Marchex Inc. Class B	282,779	1,388,445

		20,641,868
AEROSPACE & DEFENSE – 1.19%
AAR Corp.(a)	553,532	12,144,492
AeroVironment Inc.(a)	190,117	5,340,387
Argon ST Inc.(a)	193,304	3,682,441
Curtiss-Wright Corp.	646,824	22,076,103
Ducommun Inc.	149,612	2,829,163
Esterline Technologies Corp.(a)	424,702	16,652,565
GenCorp Inc.(a)	720,832	3,863,660
HEICO Corp.(b)	330,401	14,326,187
Herley Industries Inc.(a)	194,556	2,538,956
Kaman Corp.	366,773	8,061,671
LMI Aerospace Inc.(a)	123,746	1,241,172
Moog Inc. Class A(a)	608,691	17,956,384
Orbital Sciences Corp.(a)	806,997	12,080,745
Teledyne Technologies Inc.(a)	515,303	18,545,755
Triumph Group Inc.	238,458	11,443,599

		152,783,280
AGRICULTURE – 0.39%
AgFeed Industries Inc.(a)(b)	394,593	2,107,127
Alico Inc.	51,091	1,501,564
Alliance One International Inc.(a)	1,273,059	5,703,304
Andersons Inc. (The)	260,323	9,163,370
Cadiz Inc.(a)	178,622	2,089,877
Griffin Land & Nurseries Inc.	46,915	1,501,280
Tejon Ranch Co.(a)	155,240	3,986,563
Universal Corp.	357,542	14,952,406
Vector Group Ltd.(b)	555,537	8,655,267

		49,660,758
AIRLINES – 0.84%
AirTran Holdings Inc.(a)	1,715,718	10,723,237
Alaska Air Group Inc.(a)	520,484	13,943,766
Allegiant Travel Co.(a)(b)	219,431	8,358,127
Hawaiian Holdings Inc.(a)	738,347	6,098,746
JetBlue Airways Corp.(a)(b)	3,622,951	21,665,247
Republic Airways Holdings Inc.(a)	493,007	4,599,755
SkyWest Inc.	795,876	13,195,624

UAL Corp.(a)(b)	2,058,695	18,981,168
US Airways Group Inc.(a)(b)	2,311,002	10,861,709

		108,427,379
APPAREL – 1.77%
American Apparel Inc.(a)	464,548	1,630,563
Carter’s Inc.(a)	810,824	21,649,001
Cherokee Inc.	108,879	2,609,830
Columbia Sportswear Co.(b)	164,394	6,766,457
Crocs Inc.(a)(b)	1,198,614	7,970,783
Deckers Outdoor Corp.(a)	187,621	15,919,642
G-III Apparel Group Ltd.(a)	186,696	2,641,748
Gymboree Corp.(a)	417,364	20,192,070
Iconix Brand Group Inc.(a)	1,019,838	12,717,380
Jones Apparel Group Inc.	1,221,424	21,900,132
K-Swiss Inc. Class A	374,729	3,293,868
Liz Claiborne Inc.(b)	1,360,360	6,706,575
Maidenform Brands Inc.(a)	269,911	4,334,771
Oxford Industries Inc.	179,866	3,543,360
Perry Ellis International Inc.(a)	134,561	2,158,358
Quiksilver Inc.(a)	1,832,980	5,040,695
SKECHERS U.S.A. Inc. Class A(a)	473,924	8,123,057
Steven Madden Ltd.(a)	223,726	8,235,354
Timberland Co. Class A(a)	622,895	8,670,698
True Religion Apparel Inc.(a)(b)	362,478	9,399,055
Unifi Inc.(a)	640,509	2,049,629
Volcom Inc.(a)(b)	269,947	4,448,727
Warnaco Group Inc. (The)(a)	654,851	28,721,765
Weyco Group Inc.	100,378	2,298,656
Wolverine World Wide Inc.	703,450	17,473,698

		228,495,872
AUTO MANUFACTURERS – 0.04%
Force Protection Inc.(a)	1,000,910	5,464,969

		5,464,969
AUTO PARTS & EQUIPMENT – 0.72%
American Axle & Manufacturing Holdings Inc.(b)	617,633	4,372,842
Amerigon Inc. Class A(a)	307,396	2,259,361
ArvinMeritor Inc.	1,058,413	8,276,790
ATC Technology Corp.(a)	282,923	5,590,558
China Automotive Systems Inc.(a)	61,373	570,155
Cooper Tire & Rubber Co.	843,267	14,824,634
Dana Holding Corp.(a)	1,431,781	9,750,429
Dorman Products Inc.(a)	162,442	2,439,879
Exide Technologies Inc.(a)	718,148	5,723,640
Fuel Systems Solutions Inc.(a)(b)	195,960	7,052,600
Miller Industries Inc.(a)	144,475	1,589,225
Modine Manufacturing Co.	469,425	4,351,570
Spartan Motors Inc.	464,597	2,388,029
Standard Motor Products Inc.	224,120	3,406,624
Superior Industries International Inc.	330,882	4,698,524
Tenneco Inc.(a)	675,896	8,813,684
Titan International Inc.	503,674	4,482,699
Wonder Auto Technology Inc.(a)	210,349	2,524,188

		93,115,431
BANKS – 5.89%
Alliance Financial Corp.	58,923	1,593,867
American National Bankshares Inc.	87,580	1,910,996

Ameris Bancorp	196,511	1,405,054
Ames National Corp.	93,773	2,260,867
Arrow Financial Corp.	133,950	3,655,495
Auburn National Bancorporation Inc.	33,646	820,962
BancFirst Corp.	93,486	3,452,438
Banco Latinoamericano de Comercio Exterior SA Class E	391,862	5,572,278
Bancorp Inc. (The)(a)	286,305	1,637,665
Bancorp Rhode Island Inc.	52,257	1,305,380
Bank Mutual Corp.	670,776	5,929,660
Bank of Kentucky Financial Corp. (The)	44,207	935,420
Bank of Marin Bancorp	74,140	2,322,806
Bank of the Ozarks Inc.	186,345	4,943,733
Banner Corp.(b)	243,756	665,454
Bar Harbor Bankshares(b)	41,249	1,402,466
Boston Private Financial Holdings Inc.	969,990	6,314,635
Bridge Bancorp Inc.	89,159	2,169,238
Bryn Mawr Bank Corp.	99,601	1,740,029
Camden National Corp.	109,351	3,612,957
Capital City Bank Group Inc.(b)	170,084	2,415,193
Cardinal Financial Corp.	405,100	3,333,973
Cass Information Systems Inc.	118,143	3,527,750
Cathay General Bancorp(b)	708,816	5,734,321
Center Bancorp Inc.(b)	157,945	1,189,326
Centerstate Banks Inc.	265,880	2,097,793
Central Pacific Financial Corp.(b)	414,697	1,045,036
Century Bancorp Inc. Class A	50,439	1,094,526
Chemical Financial Corp.	304,196	6,628,431
Citizens & Northern Corp.(b)	128,752	1,904,242
Citizens Holding Co.	56,959	1,507,135
Citizens Republic Bancorp Inc.(a)(b)	1,797,612	1,366,185
City Holding Co.	228,385	6,808,157
CNB Financial Corp.(b)	123,904	2,127,432
CoBiz Financial Inc.	420,043	2,091,814
Columbia Banking System Inc.	401,771	6,649,310
Community Bank System Inc.	468,379	8,557,284
Community Trust Bancorp Inc.	216,557	5,667,297
CVB Financial Corp.(b)	1,214,413	9,217,395
Eagle Bancorp Inc.(a)	217,796	2,086,486
East West Bancorp Inc.	1,311,035	10,881,590
Enterprise Bancorp Inc.	72,412	926,874
Enterprise Financial Services Corp.	163,124	1,508,897
F.N.B. Corp.	1,630,267	11,591,198
Farmers Capital Bank Corp.	92,177	1,648,125
Financial Institutions Inc.	155,006	1,545,410
First Bancorp (North Carolina)	210,668	3,802,557
First BanCorp (Puerto Rico)	1,149,741	3,506,710
First Bancorp Inc. (The) (Maine)	124,896	2,323,066
First Busey Corp.(b)	371,608	1,746,558
First California Financial Group Inc.(a)	82,607	396,514
First Commonwealth Financial Corp.	1,216,960	6,912,333
First Community Bancshares Inc.	201,400	2,541,668
First Financial Bancorp	735,798	8,866,366
First Financial Bankshares Inc.	297,619	14,720,236
First Financial Corp.	168,914	5,175,525
First Financial Service Corp.	57,993	781,166
First Merchants Corp.	301,498	2,101,441
First Midwest Bancorp Inc.	695,724	7,840,809
First of Long Island Corp. (The)	77,507	2,060,911
1st Source Corp.	215,166	3,507,206

First South Bancorp Inc.	116,956	1,344,994
FirstMerit Corp.	1,180,669	22,468,131
German American Bancorp Inc.	158,811	2,463,159
Glacier Bancorp Inc.	879,864	13,145,168
Great Southern Bancorp Inc.(b)	143,677	3,406,582
Guaranty Bancorp(a)	753,266	1,114,834
Hampton Roads Bankshares Inc.(b)	261,264	752,440
Hancock Holding Co.	340,808	12,804,157
Harleysville National Corp.	616,992	3,288,567
Heartland Financial USA Inc.	189,273	2,791,777
Heritage Financial Corp.	132,246	1,739,035
Home Bancshares Inc.	251,356	5,509,724
IBERIABANK Corp.	294,171	13,402,431
Independent Bank Corp. (Massachusetts)	299,169	6,620,610
International Bancshares Corp.	745,826	12,164,422
K-Fed Bancorp(b)	56,617	510,685
Lakeland Bancorp Inc.	293,456	2,200,920
Lakeland Financial Corp.	178,082	3,677,393
MainSource Financial Group Inc.	288,985	1,965,098
MB Financial Inc.	721,965	15,139,606
Merchants Bancshares Inc.	68,571	1,464,677
Metro Bancorp Inc.(a)	66,913	814,331
MidSouth Bancorp Inc.	65,768	868,138
Nara Bancorp Inc.	328,170	2,280,781
National Bankshares Inc.(b)	99,364	2,528,814
National Penn Bancshares Inc.	1,815,622	11,093,450
NBT Bancorp Inc.	489,951	11,043,496
Northfield Bancorp Inc.	277,751	3,555,213
Northrim BanCorp Inc.	90,874	1,385,828
Norwood Financial Corp.	27,176	845,174
Ohio Valley Banc Corp.(b)	57,121	1,513,706
Old National Bancorp	1,252,234	14,025,021
Old Point Financial Corp.	28,439	473,794
Old Second Bancorp Inc.(b)	153,877	881,715
Oriental Financial Group Inc.	346,676	4,402,785
Orrstown Financial Services Inc.	73,430	2,837,335
Pacific Capital Bancorp	673,667	970,080
Pacific Continental Corp.	184,611	1,943,954
PacWest Bancorp	381,644	7,270,318
Park National Corp.(b)	157,304	9,177,115
Peapack-Gladstone Financial Corp.	125,008	2,007,628
Penns Woods Bancorp Inc.(b)	55,019	1,761,158
Peoples Bancorp Inc.	149,994	1,957,422
Peoples Financial Corp.	54,382	1,012,049
Pinnacle Financial Partners Inc.(a)	471,192	5,988,850
Porter Bancorp Inc.	38,038	620,019
PremierWest Bancorp	311,363	843,794
PrivateBancorp Inc.(b)	499,301	12,212,902
Prosperity Bancshares Inc.	659,436	22,941,778
Renasant Corp.	301,588	4,478,582
Republic Bancorp Inc. Class A(b)	134,236	2,679,351
Republic First Bancorp Inc.(a)	102,446	465,105
S&T Bancorp Inc.(b)	336,834	4,365,369
S.Y. Bancorp Inc.	163,779	3,781,657
Sandy Spring Bancorp Inc.	235,870	3,839,964
Santander BanCorp(a)	63,035	614,591
SCBT Financial Corp.	180,867	5,082,363
Shore Bancshares Inc.	120,558	2,016,935
Sierra Bancorp(b)	104,949	1,260,437
Signature Bank(a)	580,641	16,838,589

Simmons First National Corp. Class A	200,559	5,778,105
Smithtown Bancorp Inc.	209,845	2,421,611
South Financial Group Inc. (The)	2,439,559	3,586,152
Southside Bancshares Inc.	188,407	4,242,926
Southwest Bancorp Inc.	209,445	2,940,608
State Bancorp Inc.	209,351	1,769,016
Stellar One Corp.	324,830	4,791,242
Sterling Bancorp	258,643	1,867,402
Sterling Bancshares Inc.	1,178,426	8,614,294
Sterling Financial Corp.(a)(b)	748,116	1,496,232
Suffolk Bancorp	137,410	4,068,710
Sun Bancorp Inc. (New Jersey)(a)	188,929	997,545
Susquehanna Bancshares Inc.	1,233,809	7,267,135
SVB Financial Group(a)(b)	471,727	20,411,627
Texas Capital Bancshares Inc.(a)	509,525	8,580,401
Tompkins Financial Corp.	118,100	5,160,970
Tower Bancorp Inc.	68,487	1,799,153
TowneBank(b)	300,629	3,833,020
TriCo Bancshares	199,252	3,267,733
TrustCo Bank Corp. NY	1,090,430	6,815,187
Trustmark Corp.	820,716	15,634,640
UCBH Holdings Inc.(b)	1,718,246	1,374,597
UMB Financial Corp.	460,584	18,626,017
Umpqua Holdings Corp.	1,241,303	13,157,812
Union Bankshares Corp.	263,414	3,279,504
United Bancshares Inc.(b)	546,261	10,701,253
United Community Banks Inc.(a)(b)	616,180	3,080,900
United Security Bancshares Inc.(b)	86,322	1,915,485
Univest Corp. of Pennsylvania	235,242	5,097,694
Washington Banking Co.	136,888	1,267,583
Washington Trust Bancorp Inc.	200,851	3,518,910
Webster Financial Corp.	974,514	12,152,190
WesBanco Inc.	329,197	5,089,386
West Bancorporation	223,602	1,109,066
Westamerica Bancorporation(b)	417,477	21,708,804
Western Alliance Bancorporation(a)	656,109	4,140,048
Wilber Corp.	82,966	696,914
Wilshire Bancorp Inc.	275,931	2,025,334
Wintrust Financial Corp.	342,948	9,588,826
Yadkin Valley Financial Corp.	231,510	1,081,152

		758,694,831
BEVERAGES – 0.13%
Boston Beer Co. Inc. Class A(a)	125,865	4,667,074
Coca-Cola Bottling Co. Consolidated	60,215	2,916,212
Diedrich Coffee Inc.(a)(b)	42,857	1,030,711
Farmer Brothers Co.	96,151	1,990,326
National Beverage Corp.(a)	154,923	1,783,164
Peet’s Coffee & Tea Inc.(a)	163,036	4,602,506

		16,989,993
BIOTECHNOLOGY – 2.85%
Acorda Therapeutics Inc.(a)	543,696	12,657,243
Affymax Inc.(a)	197,272	4,712,828
Affymetrix Inc.(a)	1,011,322	8,879,407
AMAG Pharmaceuticals Inc.(a)	243,490	10,635,643
American Oriental Bioengineering Inc.(a)(b)	882,944	4,291,108
Arena Pharmaceuticals Inc.(a)(b)	1,325,302	5,924,100
ARIAD Pharmaceuticals Inc.(a)	1,557,406	3,457,441
ArQule Inc.(a)	592,639	2,690,581

ARYx Therapeutics Inc.(a)(b)	299,681	938,002
BioCryst Pharmaceuticals Inc.(a)(b)	306,081	2,522,107
BioMimetic Therapeutics Inc.(a)	195,305	2,384,674
Cambrex Corp.(a)	418,377	2,635,775
Cardium Therapeutics Inc.(a)(b)	558,823	905,293
Celera Corp.(a)	1,170,602	7,292,850
Cell Therapeutics Inc.(a)(b)	7,668,589	9,432,364
Celldex Therapeutics Inc.(a)(b)	146,380	803,626
China-Biotics Inc.(a)(b)	104,949	1,679,184
CryoLife Inc.(a)	404,620	3,224,821
Curis Inc.(a)(b)	909,705	2,128,710
Cytokinetics Inc.(a)	625,504	3,308,916
Cytori Therapeutics Inc.(a)(b)	413,253	1,632,349
Enzo Biochem Inc.(a)	472,667	3,346,482
Enzon Pharmaceuticals Inc.(a)(b)	648,190	5,347,567
Exelixis Inc.(a)	1,522,766	9,715,247
Facet Biotech Corp.(a)	351,256	6,073,216
Genomic Health Inc.(a)(b)	201,247	4,399,259
Geron Corp.(a)(b)	1,273,998	8,357,427
GTx Inc.(a)(b)	273,104	3,495,731
Halozyme Therapeutics Inc.(a)(b)	967,846	6,881,385
Harvard Bioscience Inc.(a)	352,386	1,335,543
Human Genome Sciences Inc.(a)(b)	2,327,702	43,807,352
Idera Pharmaceuticals Inc.(a)(b)	310,208	2,298,641
ImmunoGen Inc.(a)	817,576	6,630,541
Immunomedics Inc.(a)	934,274	5,157,192
Incyte Corp.(a)(b)	1,022,251	6,900,194
Integra LifeSciences Holdings Corp.(a)	269,347	9,198,200
InterMune Inc.(a)(b)	546,368	8,703,642
Lexicon Pharmaceuticals Inc.(a)	1,147,104	2,443,332
Martek Biosciences Corp.(a)	474,284	10,714,076
Maxygen Inc.(a)	361,901	2,421,118
Micromet Inc.(a)(b)	820,632	5,465,409
Molecular Insight Pharmaceuticals Inc.(a)(b)	243,511	1,346,616
Momenta Pharmaceuticals Inc.(a)	503,403	5,341,106
Nanosphere Inc.(a)	147,833	1,058,484
Nektar Therapeutics(a)	1,323,875	12,894,542
Novavax Inc.(a)(b)	890,223	3,525,283
OncoGenex Pharmaceutical Inc.(a)(b)	62,092	2,235,312
Optimer Pharmaceuticals Inc.(a)	409,763	5,544,093
Orexigen Therapeutics Inc.(a)	380,131	3,744,290
Oxigene Inc.(a)(b)	528,434	750,376
PDL BioPharma Inc.	1,708,873	13,465,919
Protalix BioTherapeutics Inc.(a)(b)	495,040	4,089,030
Regeneron Pharmaceuticals Inc.(a)	901,575	17,400,397
Repligen Corp.(a)	440,311	2,205,958
RTI Biologics Inc.(a)	776,475	3,377,666
Sangamo BioSciences Inc.(a)(b)	588,053	4,827,915
Savient Pharmaceuticals Inc.(a)(b)	869,833	13,221,462
Seattle Genetics Inc.(a)	1,190,253	16,699,250
Sequenom Inc.(a)(b)	874,864	2,825,811
StemCells Inc.(a)(b)	1,477,598	2,408,485
SuperGen Inc.(a)	846,043	2,258,935
Vical Inc.(a)(b)	610,426	2,600,415

		366,649,921
BUILDING MATERIALS – 0.68%
AAON Inc.	178,581	3,585,906
Apogee Enterprises Inc.	399,368	5,998,507
Broadwind Energy Inc.(a)(b)	449,104	3,543,431

Builders FirstSource Inc.(a)(b)	233,209	1,016,791
Comfort Systems USA Inc.	553,328	6,413,072
Drew Industries Inc.(a)	262,724	5,698,484
Interline Brands Inc.(a)	464,236	7,822,377
LSI Industries Inc.	269,519	1,792,301
NCI Building Systems Inc.(a)(b)	282,195	903,024
Quanex Building Products Corp.	538,707	7,735,833
Simpson Manufacturing Co. Inc.(b)	545,159	13,770,716
Texas Industries Inc.(b)	337,598	14,175,740
Trex Co. Inc.(a)(b)	220,492	4,012,954
U.S. Concrete Inc.(a)	474,077	820,153
Universal Forest Products Inc.	274,341	10,825,496

		88,114,785
CHEMICALS – 1.97%
A. Schulman Inc.	334,203	6,660,666
Aceto Corp.	354,652	2,340,703
American Vanguard Corp.	279,864	2,325,670
Arch Chemicals Inc.	358,179	10,741,788
Balchem Corp.	262,319	6,898,990
Chase Corp.	87,630	1,025,271
China Green Agriculture Inc.(a)(b)	142,236	1,667,006
Ferro Corp.(b)	642,751	5,720,484
H.B. Fuller Co.	694,964	14,524,748
Hawkins Inc.(b)	124,720	2,913,459
ICO Inc.(a)	395,528	1,847,116
Innophos Holdings Inc.	246,536	4,560,916
Innospec Inc.	338,176	4,988,096
Landec Corp.(a)	375,681	2,404,358
Minerals Technologies Inc.	267,873	12,740,040
NewMarket Corp.	143,974	13,395,341
NL Industries Inc.	96,821	648,701
Olin Corp.	1,114,552	19,437,787
OM Group Inc.(a)	437,232	13,287,480
OMNOVA Solutions Inc.(a)	627,458	4,065,928
PolyOne Corp.(a)	1,321,699	8,815,732
Quaker Chemical Corp.	157,420	3,452,221
Rockwood Holdings Inc.(a)	704,616	14,493,951
Sensient Technologies Corp.	696,726	19,348,081
ShengdaTech Inc.(a)(b)	402,755	2,561,522
Solutia Inc.(a)	1,702,514	19,715,112
Spartech Corp.	437,351	4,710,270
Stepan Co.	105,018	6,309,481
Symyx Technologies Inc.(a)	487,789	3,229,163
W.R. Grace & Co.(a)	1,032,074	22,437,289
Westlake Chemical Corp.	279,165	7,174,540
Zep Inc.	308,403	5,011,549
Zoltek Companies Inc.(a)(b)	397,334	4,172,007

		253,625,466
COAL – 0.21%
International Coal Group Inc.(a)(b)	1,299,169	5,235,651
James River Coal Co.(a)	394,987	7,548,202
Patriot Coal Corp.(a)(b)	1,056,774	12,427,662
Westmoreland Coal Co.(a)	141,749	1,152,419

		26,363,934
COMMERCIAL SERVICES – 6.12%
ABM Industries Inc.	657,417	13,832,054
Administaff Inc.	301,569	7,922,218

Advance America Cash Advance Centers Inc.	656,496	3,676,378
Advisory Board Co. (The)(a)	221,715	5,573,915
Albany Molecular Research Inc.(a)	334,627	2,897,870
American Caresource Holdings Inc.(a)	149,807	654,657
American Public Education Inc.(a)	259,651	9,020,276
AMN Healthcare Services Inc.(a)	466,929	4,440,495
Arbitron Inc.	378,878	7,865,507
Avis Budget Group Inc.(a)(b)	1,455,766	19,449,034
Barrett Business Services Inc.	110,208	1,166,001
Bowne & Co. Inc.	547,889	4,218,745
Bridgepoint Education Inc.(a)	198,522	3,029,446
Capella Education Co.(a)(b)	208,200	14,020,188
Cardtronics Inc.(a)(b)	191,538	1,497,827
CBIZ Inc.(a)	627,154	4,678,569
CDI Corp.	174,436	2,450,826
Cenveo Inc.(a)	766,163	5,301,848
Chemed Corp.	323,054	14,178,840
ChinaCast Education Corp.(a)	420,440	3,056,599
Coinstar Inc.(a)	431,816	14,241,292
Compass Diversified Holdings	341,064	3,570,940
Consolidated Graphics Inc.(a)	139,954	3,491,852
Corinthian Colleges Inc.(a)	1,144,830	21,248,045
Cornell Companies Inc.(a)	158,001	3,545,542
Corporate Executive Board Co. (The)	487,555	12,140,119
CorVel Corp.(a)	106,343	3,020,141
CoStar Group Inc.(a)(b)	284,307	11,719,135
CPI Corp.	72,358	902,304
CRA International Inc.(a)	155,918	4,255,002
Cross Country Healthcare Inc.(a)	440,425	4,100,357
Deluxe Corp.	731,035	12,500,698
Diamond Management & Technology Consultants Inc.	341,599	2,339,953
Dollar Financial Corp.(a)	344,696	5,522,030
Dollar Thrifty Automotive Group Inc.(a)	310,322	7,630,818
DynCorp International Inc.(a)	353,917	6,370,506
Electro Rent Corp.	256,954	2,960,110
Emergency Medical Services Corp. Class A(a)(b)	142,155	6,610,207
Euronet Worldwide Inc.(a)(b)	695,832	16,720,843
ExlService Holdings Inc.(a)	213,593	3,173,992
Exponent Inc.(a)	194,933	5,491,263
First Advantage Corp. Class A(a)	154,009	2,856,867
Forrester Research Inc.(a)	223,352	5,950,097
Franklin Covey Co.(a)	183,175	1,071,574
Gartner Inc.(a)(b)	847,435	15,482,637
GEO Group Inc. (The)(a)	731,246	14,749,232
Global Cash Access Inc.(a)	536,347	3,920,697
Grand Canyon Education Inc.(a)	225,916	4,028,082
Great Lakes Dredge & Dock Corp.	572,634	3,996,985
H&E Equipment Services Inc.(a)	390,716	4,426,812
Hackett Group Inc. (The)(a)	552,896	1,603,398
Healthcare Services Group Inc.	619,312	11,370,568
HealthSpring Inc.(a)	700,298	8,578,650
Heartland Payment Systems Inc.	535,889	7,775,749
Heidrick & Struggles International Inc.	242,699	5,645,179
Hill International Inc.(a)	354,760	2,518,796
HMS Holdings Corp.(a)	369,996	14,144,947
Huron Consulting Group Inc.(a)	307,902	7,953,109
ICF International Inc.(a)	126,019	3,820,896
ICT Group Inc.(a)	131,478	1,380,519
Integrated Electrical Services Inc.(a)	82,445	663,682

Jackson Hewitt Tax Service Inc.	412,306	2,102,761
K12 Inc.(a)(b)	337,769	5,566,433
Kelly Services Inc. Class A	374,526	4,606,670
Kendle International Inc.(a)	212,557	3,553,953
Kenexa Corp.(a)	322,336	4,345,089
Kforce Inc.(a)	409,653	4,924,029
Korn/Ferry International(a)	639,782	9,334,419
Landauer Inc.	133,709	7,351,321
Learning Tree International Inc.(a)	107,556	1,225,063
Lincoln Educational Services Corp.(a)	138,633	3,171,923
Live Nation Inc.(a)	1,196,088	9,795,961
Mac-Gray Corp.(a)	164,464	1,772,922
MAXIMUS Inc.	250,299	11,663,933
McGrath RentCorp	339,475	7,220,633
Medifast Inc.(a)(b)	185,631	4,031,905
MedQuist Inc.	131,627	837,148
Michael Baker Corp.(a)	112,293	4,080,728
Midas Inc.(a)	201,225	1,891,515
Monro Muffler Brake Inc.	238,726	7,589,100
MPS Group Inc.(a)	1,322,652	13,914,299
Multi-Color Corp.	148,724	2,294,811
National Research Corp.	23,766	573,474
Navigant Consulting Inc.(a)	713,814	9,636,489
Net 1 UEPS Technologies Inc.(a)	442,478	9,274,339
Nobel Learning Communities Inc.(a)	58,236	546,254
Odyssey Marine Exploration Inc.(a)	839,850	1,562,121
On Assignment Inc.(a)	518,436	3,032,851
PAREXEL International Corp.(a)	823,012	11,184,733
PHH Corp.(a)(b)	777,957	15,434,667
Pre-Paid Legal Services Inc.(a)(b)	105,421	5,355,387
Princeton Review Inc. (The)(a)(b)	208,859	877,208
Providence Service Corp. (The)(a)	150,872	1,759,168
QC Holdings Inc.	50,521	341,017
Rent-A-Center Inc.(a)	944,383	17,829,951
Resources Connection Inc.(a)	644,195	10,989,967
Rewards Network Inc.(a)	89,201	1,225,622
RiskMetrics Group Inc.(a)	314,919	4,604,116
Rollins Inc.	627,249	11,823,644
RSC Holdings Inc.(a)(b)	701,375	5,098,996
Saba Software Inc.(a)(b)	353,023	1,486,227
Sotheby’s(b)	958,171	16,509,286
Spherion Corp.(a)	705,050	4,378,360
Standard Parking Corp.(a)	106,790	1,867,757
StarTek Inc.(a)	171,564	1,489,176
Steiner Leisure Ltd.(a)	208,366	7,451,168
Stewart Enterprises Inc. Class A	1,150,158	6,015,326
SuccessFactors Inc.(a)(b)	529,855	7,455,060
Team Inc.(a)	269,529	4,568,517
TeleTech Holdings Inc.(a)	464,289	7,920,770
Ticketmaster Entertainment Inc.(a)	538,947	6,300,290
TNS Inc.(a)	360,467	9,876,796
Transcend Services Inc.(a)	89,383	1,561,521
Tree.com Inc.(a)	91,054	687,458
TrueBlue Inc.(a)	626,562	8,815,727
United Rentals Inc.(a)	860,155	8,859,596
Universal Technical Institute Inc.(a)	282,561	5,566,452
Valassis Communications Inc.(a)	687,819	12,298,204
Viad Corp.	294,548	5,864,451
Volt Information Sciences Inc.(a)	172,548	2,108,537
Watson Wyatt Worldwide Inc. Class A	609,772	26,561,668
Wright Express Corp.(a)	548,589	16,188,861

		788,680,746

COMPUTERS – 2.94%
Agilysys Inc.	219,057	1,443,586
CACI International Inc. Class A(a)	428,543	20,257,228
CIBER Inc.(a)	983,318	3,933,272
Cogo Group Inc.(a)	331,245	2,027,219
Compellent Technologies Inc.(a)	240,676	4,344,202
Computer Task Group Inc.(a)	214,555	1,740,041
COMSYS IT Partners Inc.(a)	212,657	1,361,005
Cray Inc.(a)	489,322	4,076,052
Dynamics Research Corp.(a)	123,905	1,613,243
Echelon Corp.(a)(b)	464,191	5,974,138
Electronics For Imaging Inc.(a)	704,278	7,937,213
eLoyalty Corp.(a)(b)	93,950	752,539
Furmanite Corp.(a)	525,213	2,263,668
iGATE Corp.	325,090	2,789,272
Imation Corp.	425,080	3,940,492
Immersion Corp.(a)	399,984	1,711,932
Innodata Isogen Inc.(a)	307,450	2,444,227
Integral Systems Inc.(a)	247,628	1,708,633
Isilon Systems Inc.(a)	369,960	2,256,756
Jack Henry & Associates Inc.	1,198,485	28,128,443
Limelight Networks Inc.(a)	469,512	1,906,219
LivePerson Inc.(a)	590,714	2,977,199
Manhattan Associates Inc.(a)	329,620	6,658,324
Maxwell Technologies Inc.(a)(b)	321,017	5,916,343
Mentor Graphics Corp.(a)	1,346,471	12,535,645
Mercury Computer Systems Inc.(a)	324,198	3,196,592
MTS Systems Corp.	239,672	7,000,819
NCI Inc. Class A(a)	93,001	2,665,409
Ness Technologies Inc.(a)	553,844	4,369,829
Netezza Corp.(a)	674,587	7,582,358
NetScout Systems Inc.(a)	352,320	4,759,843
Palm Inc.(a)(b)	2,371,797	41,340,422
PAR Technology Corp.(a)	116,136	740,948
Perot Systems Corp. Class A(a)	1,247,931	37,063,551
Quantum Corp.(a)	3,008,429	3,790,621
Radiant Systems Inc.(a)	392,793	4,218,597
RadiSys Corp.(a)	334,104	2,903,364
Rimage Corp.(a)	134,110	2,291,940
Riverbed Technology Inc.(a)	782,855	17,191,496
Sigma Designs Inc.(a)(b)	380,682	5,531,309
Silicon Graphics International Corp.(a)	427,637	2,869,444
Silicon Storage Technology Inc.(a)	1,140,180	2,759,236
SMART Modular Technologies (WWH) Inc.(a)	525,082	2,499,390
SRA International Inc. Class A(a)	596,136	12,870,576
STEC Inc.(a)(b)	353,397	10,386,338
Stratasys Inc.(a)(b)	289,415	4,966,361
Super Micro Computer Inc.(a)	327,790	2,773,103
Sykes Enterprises Inc.(a)	495,595	10,318,288
Synaptics Inc.(a)(b)	490,692	12,365,438
Syntel Inc.(b)	184,127	8,788,382
3D Systems Corp.(a)(b)	254,049	2,344,872
3PAR Inc.(a)	393,046	4,335,297
Tier Technologies Inc. Class B(a)	251,552	2,133,161
Tyler Technologies Inc.(a)(b)	446,790	7,635,641
Unisys Corp.(a)	5,296,960	14,142,883
Virtusa Corp.(a)	188,542	1,789,264

		378,321,663

COSMETICS & PERSONAL CARE – 0.29%
Bare Escentuals Inc.(a)	946,966	11,259,426
Chattem Inc.(a)(b)	277,978	18,460,519
Elizabeth Arden Inc.(a)	345,960	4,071,949
Inter Parfums Inc.	203,536	2,485,175
Revlon Inc. Class A(a)(b)	281,017	1,365,743

		37,642,812
DISTRIBUTION & WHOLESALE – 0.98%
Beacon Roofing Supply Inc.(a)	644,834	10,304,447
BlueLinx Holdings Inc.(a)(b)	166,633	668,198
BMP Sunstone Corp.(a)(b)	464,528	1,890,629
Brightpoint Inc.(a)	716,134	6,266,172
Chindex International Inc.(a)	190,635	2,398,188
Core-Mark Holding Co. Inc.(a)	138,937	3,973,598
Houston Wire & Cable Co.	252,618	2,791,429
MWI Veterinary Supply Inc.(a)	154,159	6,158,652
Owens & Minor Inc.	595,686	26,954,791
Pool Corp.	691,877	15,373,507
Rentrak Corp.(a)	135,384	2,417,958
ScanSource Inc.(a)	379,438	10,745,684
United Stationers Inc.(a)	339,123	16,145,646
Watsco Inc.	380,281	20,500,949

		126,589,848
DIVERSIFIED FINANCIAL SERVICES – 2.15%
Ampal-American Israel Corp. Class A(a)	300,230	609,467
Asset Acceptance Capital Corp.(a)(b)	214,525	1,555,306
BGC Partners Inc. Class A	662,704	2,836,373
Broadpoint Gleacher Securities Inc.(a)	743,717	6,202,600
Calamos Asset Management Inc. Class A	280,653	3,665,328
California First National Bancorp	26,736	295,968
Cohen & Steers Inc.(b)	245,988	5,903,712
CompuCredit Holdings Corp.(a)(b)	232,560	1,095,358
Credit Acceptance Corp.(a)	86,134	2,772,653
Diamond Hill Investment Group Inc.(a)	32,402	1,878,344
Doral Financial Corp.(a)(b)	83,966	310,674
Duff & Phelps Corp. Class A	231,900	4,443,204
E*TRADE Financial Corp.(a)	21,079,589	36,889,281
Encore Capital Group Inc.(a)	192,779	2,592,878
Epoch Holding Corp.	182,426	1,596,227
Evercore Partners Inc. Class A	149,107	4,356,907
FBR Capital Markets Corp.(a)	250,221	1,483,811
FCStone Group Inc.(a)	399,647	1,926,299
Financial Federal Corp.	369,640	9,122,715
First Marblehead Corp. (The)(a)	883,670	1,944,074
GAMCO Investors Inc. Class A	102,056	4,663,959
GFI Group Inc.	928,150	6,710,524
International Assets Holding Corp.(a)	67,197	1,109,422
JMP Group Inc.	209,861	2,027,257
KBW Inc.(a)	498,366	16,057,353
Knight Capital Group Inc. Class A(a)	1,329,592	28,918,626
LaBranche & Co. Inc.(a)	792,849	2,695,687
MarketAxess Holdings Inc.(a)	453,913	5,469,652
MF Global Ltd.(a)	1,384,377	10,064,421
National Financial Partners Corp.(a)	588,887	5,135,095
Nelnet Inc. Class A(a)	275,721	3,429,969
NewStar Financial Inc.(a)	397,460	1,307,643

Ocwen Financial Corp.(a)	815,912	9,236,124
Oppenheimer Holdings Inc. Class A	135,233	3,292,924
optionsXpress Holdings Inc.	604,084	10,438,572
Penson Worldwide Inc.(a)(b)	279,238	2,719,778
Piper Jaffray Companies(a)	281,540	13,435,089
Portfolio Recovery Associates Inc.(a)(b)	219,417	9,946,173
Pzena Investment Management Inc. Class A(a)	109,918	898,030
Sanders Morris Harris Group Inc.	276,118	1,631,857
Stifel Financial Corp.(a)	430,489	23,633,846
SWS Group Inc.	344,475	4,960,440
Teton Advisors Inc.(c)	1,397	0
Thomas Weisel Partners Group Inc.(a)	296,273	1,582,098
TradeStation Group Inc.(a)	476,745	3,885,472
U.S. Global Investors Inc. Class A(b)	184,069	2,269,571
Virtus Investment Partners Inc.(a)	83,325	1,300,703
Westwood Holdings Group Inc.	80,122	2,780,233
World Acceptance Corp.(a)(b)	232,214	5,854,115

		276,935,812
ELECTRIC – 1.81%
ALLETE Inc.	419,491	14,082,313
Avista Corp.	781,573	15,803,406
Black Hills Corp.	554,983	13,968,922
Central Vermont Public Service Corp.	166,830	3,219,819
CH Energy Group Inc.	225,837	10,006,837
Cleco Corp.	863,944	21,667,716
El Paso Electric Co.(a)	642,675	11,356,067
Empire District Electric Co. (The)	488,808	8,842,537
EnerNOC Inc.(a)(b)	200,768	6,657,467
Florida Public Utilities Co.	87,949	1,068,580
IDACORP Inc.	674,354	19,414,652
MGE Energy Inc.	330,238	12,047,082
NorthWestern Corp.	514,098	12,559,414
Otter Tail Corp.	507,313	12,140,000
Pike Electric Corp.(a)	237,409	2,844,160
PNM Resources Inc.	1,238,992	14,471,427
Portland General Electric Co.	1,074,596	21,191,033
U.S. Geothermal Inc.(a)(b)	894,737	1,395,790
UIL Holdings Corp.	419,543	11,071,740
UniSource Energy Corp.	509,402	15,664,111
Unitil Corp.	150,442	3,377,423

		232,850,496
ELECTRICAL COMPONENTS & EQUIPMENT – 1.15%
Advanced Battery Technologies Inc.(a)(b)	739,693	3,210,268
Advanced Energy Industries Inc.(a)	472,122	6,723,017
American Superconductor Corp.(a)(b)	620,928	20,825,925
Belden Inc.	666,204	15,389,312
China BAK Battery Inc.(a)	539,327	2,669,669
Encore Wire Corp.	259,980	5,807,953
Energy Conversion Devices Inc.(a)(b)	654,396	7,577,906
EnerSys Inc.(a)	577,158	12,766,735
Fushi Copperweld Inc.(a)(b)	226,521	1,916,368
GrafTech International Ltd.(a)	1,720,059	25,284,867
Graham Corp.	144,443	2,246,089
Greatbatch Inc.(a)(b)	331,747	7,454,355
Harbin Electric Inc.(a)	215,255	3,633,504
Insteel Industries Inc.	250,912	2,998,398
Littelfuse Inc.(a)	310,791	8,155,156
NIVS IntelliMedia Technology Group Inc.(a)(b)	120,138	321,970

Orion Energy Systems Inc.(a)	249,922	782,256
Powell Industries Inc.(a)	111,305	4,272,999
Power-One Inc.(a)(b)	1,101,231	2,147,400
PowerSecure International Inc.(a)	246,596	1,671,921
SatCon Technology Corp.(a)(b)	1,005,956	1,720,185
SmartHeat Inc.(a)(b)	129,011	1,531,361
Ultralife Corp.(a)	174,211	1,055,719
Universal Display Corp.(a)(b)	418,117	4,992,317
Valence Technology Inc.(a)(b)	724,421	1,303,958
Vicor Corp.(a)	279,824	2,160,241

		148,619,849
ELECTRONICS – 2.48%
American Science and Engineering Inc.	130,268	8,863,435
Analogic Corp.	183,142	6,779,917
Badger Meter Inc.	211,919	8,199,146
Bel Fuse Inc. Class B	147,585	2,808,543
Benchmark Electronics Inc.(a)	933,637	16,805,466
Brady Corp. Class A	685,099	19,676,043
Checkpoint Systems Inc.(a)	556,122	9,142,646
China Security & Surveillance Technology Inc.(a)(b)	471,750	3,368,295
Cogent Inc.(a)	610,482	6,165,868
Coherent Inc.(a)	310,198	7,233,817
CTS Corp.	482,925	4,491,202
Cubic Corp.	223,311	8,814,085
Cymer Inc.(a)(b)	424,704	16,503,997
Daktronics Inc.(b)	479,446	4,108,852
DDi Corp.(a)	205,394	872,924
Dionex Corp.(a)	252,913	16,431,758
Electro Scientific Industries Inc.(a)	390,905	5,234,218
FARO Technologies Inc.(a)	239,728	4,118,527
FEI Co.(a)	534,736	13,181,242
ICx Technologies Inc.(a)	163,509	967,973
II-VI Inc.(a)	356,079	9,058,650
L-1 Identity Solutions Inc.(a)	1,070,010	7,479,370
LaBarge Inc.(a)	180,926	2,035,417
Measurement Specialties Inc.(a)	207,179	2,115,298
MEMSIC Inc.(a)	222,145	833,044
Methode Electronics Inc.	540,347	4,684,808
Multi-Fineline Electronix Inc.(a)	140,663	4,038,435
NVE Corp.(a)(b)	66,810	3,551,620
OSI Systems Inc.(a)	222,747	4,074,043
OYO Geospace Corp.(a)	57,310	1,480,317
Park Electrochemical Corp.	292,891	7,219,763
Plexus Corp.(a)	564,374	14,865,611
RAE Systems Inc.(a)(b)	578,978	636,876
Rofin-Sinar Technologies Inc.(a)	413,560	9,495,338
Rogers Corp.(a)	224,019	6,713,849
Spectrum Control Inc.(a)	180,390	1,531,511
SRS Labs Inc.(a)	166,666	1,218,328
Stoneridge Inc.(a)	215,679	1,527,007
Taser International Inc.(a)	886,001	4,181,925
Technitrol Inc.	586,528	5,401,923
TTM Technologies Inc.(a)	616,812	7,074,834
Varian Inc.(a)	412,335	21,053,825
Watts Water Technologies Inc. Class A	418,468	12,658,657
Woodward Governor Co.	862,461	20,923,304
X-Rite Inc.(a)	370,920	745,549
Zygo Corp.(a)	213,627	1,448,391

		319,815,647

ENERGY - ALTERNATE SOURCES – 0.29%
Ascent Solar Technologies Inc.(a)(b)	222,352	1,676,534
Clean Energy Fuels Corp.(a)(b)	509,800	7,346,218
Comverge Inc.(a)	272,673	3,329,337
Ener1 Inc.(a)	683,766	4,731,661
Evergreen Energy Inc.(a)	1,865,923	1,156,872
Evergreen Solar Inc.(a)(b)	2,687,188	5,159,401
FuelCell Energy Inc.(a)(b)	1,045,771	4,465,442
Green Plains Renewable Energy Inc.(a)	133,562	948,290
GT Solar International Inc.(a)(b)	450,593	2,617,945
Headwaters Inc.(a)	724,963	2,805,607
Syntroleum Corp.(a)	903,206	2,438,656

		36,675,963
ENGINEERING & CONSTRUCTION – 0.77%
Argan Inc.(a)	106,376	1,429,693
Dycom Industries Inc.(a)	557,940	6,862,662
EMCOR Group Inc.(a)	941,364	23,835,336
ENGlobal Corp.(a)	268,217	1,105,054
Granite Construction Inc.	490,110	15,164,003
Insituform Technologies Inc. Class A(a)	555,548	10,633,189
Layne Christensen Co.(a)	278,247	8,917,816
MYR Group Inc.(a)	246,555	5,199,845
Orion Marine Group Inc.(a)	382,869	7,864,129
Stanley Inc.(a)	164,231	4,224,021
Sterling Construction Co. Inc.(a)	183,570	3,287,739
Tutor Perini Corp.(a)(b)	368,570	7,850,541
VSE Corp.	58,217	2,271,045

		98,645,073
ENTERTAINMENT – 0.77%
Ascent Media Corp. Class A(a)	201,377	5,155,251
Bally Technologies Inc.(a)	778,978	29,889,386
Bluegreen Corp.(a)	203,903	621,904
Carmike Cinemas Inc.(a)	157,642	1,593,761
Churchill Downs Inc.	135,978	5,235,153
Cinemark Holdings Inc.	461,300	4,779,068
Dover Downs Gaming & Entertainment Inc.	201,807	1,150,300
Great Wolf Resorts Inc.(a)	398,956	1,424,273
Isle of Capri Casinos Inc.(a)(b)	221,961	2,616,920
Lakes Entertainment Inc.(a)	269,002	903,847
National CineMedia Inc.	602,546	10,225,206
Pinnacle Entertainment Inc.(a)	859,292	8,756,185
Reading International Inc. Class A(a)	248,739	1,022,317
Shuffle Master Inc.(a)	767,458	7,229,454
Speedway Motorsports Inc.	186,775	2,687,692
Steinway Musical Instruments Inc.(a)	96,845	1,149,550
Vail Resorts Inc.(a)(b)	420,801	14,113,666
Youbet.com Inc.(a)	364,292	765,013

		99,318,946
ENVIRONMENTAL CONTROL – 0.77%
American Ecology Corp.	259,739	4,857,119
Calgon Carbon Corp.(a)	782,803	11,608,968
Clean Harbors Inc.(a)	306,719	17,256,011
Darling International Inc.(a)	1,176,181	8,644,930
Energy Recovery Inc.(a)(b)	480,248	2,795,043
EnergySolutions Inc.	1,080,078	9,958,319
Fuel Tech Inc.(a)(b)	253,111	2,834,843

Heritage-Crystal Clean Inc.(a)	35,978	458,719
Metalico Inc.(a)(b)	474,458	1,978,490
Met-Pro Corp.	208,554	2,020,888
Mine Safety Appliances Co.	381,471	10,494,267
Perma-Fix Environmental Services Inc.(a)	775,152	1,813,856
Tetra Tech Inc.(a)	861,330	22,851,085
Waste Services Inc.(a)	255,498	1,180,401

		98,752,939
FOOD – 1.69%
American Dairy Inc.(a)(b)	140,130	3,969,883
American Italian Pasta Co. Class A(a)	299,772	8,147,803
Arden Group Inc. Class A	17,082	2,041,299
B&G Foods Inc. Class A	420,059	3,440,283
Benihana Inc. Class A(a)	188,846	1,082,088
Calavo Growers Inc.	149,068	2,829,311
Cal-Maine Foods Inc.(b)	193,654	5,184,118
Chiquita Brands International Inc.(a)(b)	637,094	10,295,439
Diamond Foods Inc.	235,802	7,479,639
Fresh Del Monte Produce Inc.(a)	586,310	13,256,469
Frisch’s Restaurants Inc.	32,169	832,534
Great Atlantic & Pacific Tea Co. Inc. (The)(a)(b)	481,367	4,288,980
Hain Celestial Group Inc.(a)	581,924	11,155,483
HQ Sustainable Maritime Industries Inc.(a)	142,053	1,250,066
Imperial Sugar Co.	174,655	2,214,625
Ingles Markets Inc. Class A	182,503	2,889,022
J&J Snack Foods Corp.	202,692	8,754,267
Lance Inc.	397,290	10,258,028
Lifeway Foods Inc.(a)(b)	69,571	764,585
M&F Worldwide Corp.(a)	153,621	3,109,289
Nash-Finch Co.	183,445	5,015,386
Overhill Farms Inc.(a)	227,158	1,374,306
Ruddick Corp.	614,850	16,367,307
Sanderson Farms Inc.	290,707	10,942,211
Seaboard Corp.	4,745	6,168,595
Seneca Foods Corp. Class A(a)	133,774	3,665,408
Smart Balance Inc.(a)	896,152	5,502,373
Spartan Stores Inc.	317,889	4,491,772
Tootsie Roll Industries Inc.(b)	345,598	8,218,320
TreeHouse Foods Inc.(a)	451,239	16,095,695
United Natural Foods Inc.(a)	614,206	14,691,808
Village Super Market Inc. Class A	89,238	2,629,844
Weis Markets Inc.	157,625	5,036,119
Winn-Dixie Stores Inc.(a)(b)	779,335	10,224,875
Zhongpin Inc.(a)	296,292	4,361,418

		218,028,648
FOREST PRODUCTS & PAPER – 0.98%
Boise Inc.(a)	420,439	2,219,918
Buckeye Technologies Inc.(a)	552,986	5,933,540
Clearwater Paper Corp.(a)	162,488	6,715,629
Deltic Timber Corp.	151,904	6,952,646
Domtar Corp.(a)	594,023	20,921,490
KapStone Paper and Packaging Corp.(a)	294,043	2,393,510
Louisiana-Pacific Corp.(a)	1,483,905	9,897,646
Neenah Paper Inc.	209,731	2,468,534
Orchids Paper Products Co.(a)(b)	78,267	1,565,340
P.H. Glatfelter Co.	651,184	7,475,592
Potlatch Corp.	568,497	16,173,740
Rock-Tenn Co. Class A	548,479	25,838,846

Schweitzer-Mauduit International Inc.	218,679	11,887,390
Wausau Paper Corp.	622,215	6,222,150

		126,665,971
GAS – 1.20%
Chesapeake Utilities Corp.	98,158	3,041,916
Laclede Group Inc. (The)	316,822	10,188,996
New Jersey Resources Corp.	602,763	21,886,325
Nicor Inc.	646,689	23,662,351
Northwest Natural Gas Co.	379,073	15,792,181
Piedmont Natural Gas Co.	1,051,052	25,162,185
South Jersey Industries Inc.	426,176	15,044,013
Southwest Gas Corp.	639,495	16,358,282
WGL Holdings Inc.	717,196	23,767,875

		154,904,124
HAND & MACHINE TOOLS – 0.43%
Baldor Electric Co.	665,950	18,207,073
Franklin Electric Co. Inc.	329,923	9,458,892
K-Tron International Inc.(a)	35,587	3,388,238
Raser Technologies Inc.(a)(b)	880,974	1,347,890
Regal Beloit Corp.	512,275	23,416,090

		55,818,183
HEALTH CARE - PRODUCTS – 3.96%
Abaxis Inc.(a)	313,290	8,380,507
ABIOMED Inc.(a)(b)	440,478	4,277,041
Accuray Inc.(a)(b)	567,370	3,687,905
Align Technology Inc.(a)(b)	833,801	11,856,650
Alphatec Holdings Inc.(a)	471,894	2,170,712
American Medical Systems Holdings Inc.(a)	1,055,696	17,862,376
AngioDynamics Inc.(a)	349,497	4,816,069
Aspect Medical Systems Inc.(a)	250,039	2,995,467
Atrion Corp.	21,566	3,114,130
ATS Medical Inc.(a)	677,620	1,816,022
Bovie Medical Corp.(a)(b)	244,210	1,917,048
Bruker Corp.(a)	699,534	7,464,028
Cantel Medical Corp.(a)	179,142	2,697,879
Cardiac Science Corp.(a)	287,240	1,148,960
CardioNet Inc.(a)	340,085	2,285,371
Cardiovascular Systems Inc.(a)(b)	129,134	938,804
Cepheid Inc.(a)(b)	828,711	10,955,559
Clinical Data Inc.(a)(b)	163,745	2,729,629
Conceptus Inc.(a)(b)	436,611	8,094,768
CONMED Corp.(a)	415,465	7,964,464
Cutera Inc.(a)	189,581	1,639,876
Cyberonics Inc.(a)	391,149	6,234,915
Cynosure Inc. Class A(a)	140,364	1,635,241
Delcath Systems Inc.(a)(b)	325,735	1,599,359
DexCom Inc.(a)(b)	656,911	5,209,304
Electro-Optical Sciences Inc.(a)(b)	287,421	2,753,493
Endologix Inc.(a)	690,988	4,277,216
EnteroMedics Inc.(a)(b)	217,417	1,041,427
ev3 Inc.(a)	1,064,698	13,106,432
Exactech Inc.(a)	116,339	1,831,176
Female Health Co. (The)(a)	229,692	1,159,945
Haemonetics Corp.(a)	366,516	20,568,878
Hanger Orthopedic Group Inc.(a)	361,241	5,010,413
Hansen Medical Inc.(a)(b)	360,441	1,261,543
HeartWare International Inc.(a)	77,431	2,322,156

Home Diagnostics Inc.(a)	166,026	1,122,336
ICU Medical Inc.(a)	181,831	6,702,291
Immucor Inc.(a)	1,007,498	17,832,715
Insulet Corp.(a)(b)	372,303	4,180,963
Invacare Corp.	413,261	9,207,455
IRIS International Inc.(a)	256,655	2,900,201
Kensey Nash Corp.(a)	117,468	3,400,699
LCA-Vision Inc.(a)	234,579	1,644,399
Luminex Corp.(a)	592,420	10,071,140
MAKO Surgical Corp.(a)(b)	248,015	2,172,611
Masimo Corp.(a)	725,510	19,008,362
Medical Action Industries Inc.(a)	202,758	2,447,289
Merge Healthcare Inc.(a)	392,497	1,613,163
Meridian Bioscience Inc.	579,550	14,494,545
Merit Medical Systems Inc.(a)	399,502	6,923,370
Metabolix Inc.(a)(b)	277,655	2,854,293
Microvision Inc.(a)(b)	1,089,761	6,004,583
Micrus Endovascular Corp.(a)	225,505	2,920,290
Natus Medical Inc.(a)	400,332	6,177,123
NuVasive Inc.(a)(b)	521,393	21,773,372
NxStage Medical Inc.(a)(b)	328,935	2,200,575
OraSure Technologies Inc.(a)	658,250	1,908,925
Orthofix International NV(a)	244,678	7,191,086
Orthovita Inc.(a)	946,261	4,154,086
Palomar Medical Technologies Inc.(a)	258,192	4,185,292
PSS World Medical Inc.(a)	849,189	18,537,796
Quidel Corp.(a)	368,569	5,981,875
Rochester Medical Corp.(a)	143,229	1,724,477
Rockwell Medical Technologies Inc.(a)(b)	202,888	1,578,469
Sirona Dental Systems Inc.(a)	242,528	7,215,208
Somanetics Corp.(a)	172,445	2,779,813
SonoSite Inc.(a)	245,112	6,485,664
Spectranetics Corp.(a)	460,560	2,952,190
Stereotaxis Inc.(a)(b)	371,965	1,658,964
Steris Corp.	836,090	25,458,940
SurModics Inc.(a)(b)	220,483	5,423,882
Symmetry Medical Inc.(a)	512,246	5,311,991
Synovis Life Technologies Inc.(a)	165,012	2,277,166
Thoratec Corp.(a)(b)	807,578	24,445,386
TomoTherapy Inc.(a)	659,860	2,857,194
TranS1 Inc.(a)	188,547	906,911
Utah Medical Products Inc.	46,154	1,353,235
Vascular Solutions Inc.(a)	232,167	1,920,021
Vital Images Inc.(a)	205,848	2,577,217
Volcano Corp.(a)	691,055	11,623,545
West Pharmaceutical Services Inc.	468,539	19,027,369
Wright Medical Group Inc.(a)	544,000	9,715,840
Young Innovations Inc.	78,138	2,055,811
Zoll Medical Corp.(a)	301,699	6,492,562

		510,277,453
HEALTH CARE - SERVICES – 2.20%
Air Methods Corp.(a)	155,377	5,060,629
Alliance Healthcare Services Inc.(a)	375,632	2,126,077
Allied Healthcare International Inc.(a)	645,626	1,807,753
Almost Family Inc.(a)	102,772	3,057,467
Amedisys Inc.(a)(b)	391,222	17,069,016
America Service Group Inc.	118,080	1,953,043
American Dental Partners Inc.(a)	219,338	3,070,732
AMERIGROUP Corp.(a)	756,465	16,770,829

AmSurg Corp.(a)	438,521	9,309,801
Assisted Living Concepts Inc. Class A(a)	143,952	2,982,685
athenahealth Inc.(a)(b)	479,067	18,381,801
Bio-Reference Laboratories Inc.(a)(b)	169,181	5,819,826
Capital Senior Living Corp.(a)	323,290	1,972,069
Centene Corp.(a)	615,790	11,663,063
Continucare Corp.(a)	420,403	1,269,617
Emeritus Corp.(a)(b)	283,361	6,219,774
Ensign Group Inc. (The)	157,293	2,206,821
Genoptix Inc.(a)	240,925	8,379,371
Gentiva Health Services Inc.(a)	413,960	10,353,140
HealthSouth Corp.(a)(b)	1,263,037	19,753,899
Healthways Inc.(a)	481,979	7,383,918
IPC The Hospitalist Co. Inc.(a)	230,256	7,241,551
Kindred Healthcare Inc.(a)	557,993	9,056,226
LHC Group Inc.(a)	216,894	6,491,637
Life Sciences Research Inc.(a)	132,862	1,057,582
Magellan Health Services Inc.(a)	504,904	15,682,318
MedCath Corp.(a)	212,422	1,862,941
Metropolitan Health Networks Inc.(a)	579,941	1,264,271
Molina Healthcare Inc.(a)	189,310	3,916,824
National Healthcare Corp.	114,449	4,267,803
NightHawk Radiology Holdings Inc.(a)	303,762	2,196,199
NovaMed Inc.(a)(b)	286,753	1,298,991
Odyssey Healthcare Inc.(a)	471,017	5,887,712
Psychiatric Solutions Inc.(a)	804,334	21,523,978
RadNet Inc.(a)(b)	419,047	1,085,332
RehabCare Group Inc.(a)	263,318	5,711,367
Res-Care Inc.(a)	360,490	5,122,563
Skilled Healthcare Group Inc. Class A(a)	278,122	2,233,320
Sun Healthcare Group Inc.(a)	623,799	5,389,623
Sunrise Senior Living Inc.(a)	645,857	1,956,947
Triple-S Management Corp. Class B(a)	293,891	4,928,552
U.S. Physical Therapy Inc.(a)	166,328	2,506,563
Virtual Radiologic Corp.(a)(b)	90,427	1,178,264
WellCare Health Plans Inc.(a)	603,913	14,886,455

		283,358,350
HOLDING COMPANIES - DIVERSIFIED – 0.07%
Heckmann Corp.(a)	1,144,831	5,243,326
Information Services Group Inc.(a)	340,727	1,359,501
Primoris Services Corp.(b)	116,824	842,301
Resource America Inc. Class A	177,217	852,414
Zapata Corp.(a)	129,710	902,782

		9,200,324
HOME BUILDERS – 0.39%
AMREP Corp.(a)(b)	18,374	242,537
Beazer Homes USA Inc.(a)(b)	514,926	2,878,436
Brookfield Homes Corp.(a)(b)	137,648	919,489
Cavco Industries Inc.(a)	93,141	3,306,505
China Housing & Land Development Inc.(a)(b)	365,369	1,406,671
Hovnanian Enterprises Inc. Class A(a)(b)	742,358	2,850,655
M/I Homes Inc.(a)	263,136	3,576,018
Meritage Homes Corp.(a)	448,214	9,098,744
Ryland Group Inc.	597,912	12,598,006
Skyline Corp.	97,681	2,203,683
Standard-Pacific Corp.(a)	1,443,835	5,327,751
Winnebago Industries Inc.(a)(b)	416,076	6,120,478

		50,528,973

HOME FURNISHINGS – 0.59%
American Woodmark Corp.	147,421	2,851,122
Audiovox Corp. Class A(a)	247,072	1,692,443
DTS Inc.(a)(b)	248,685	6,808,995
Ethan Allen Interiors Inc.	351,716	5,803,314
Furniture Brands International Inc.(a)	593,820	3,283,825
Hooker Furniture Corp.	153,790	2,076,165
Kimball International Inc. Class B	459,431	3,505,459
La-Z-Boy Inc.	736,532	6,371,002
Sealy Corp.(a)(b)	645,117	2,064,374
Stanley Furniture Co. Inc.	148,278	1,537,643
Tempur-Pedic International Inc.(a)	1,071,248	20,289,437
TiVo Inc.(a)	1,494,470	15,482,709
Universal Electronics Inc.(a)	194,884	3,979,531

		75,746,019
HOUSEHOLD PRODUCTS & WARES – 0.89%
ACCO Brands Corp.(a)	780,556	5,635,614
American Greetings Corp. Class A	563,861	12,574,100
Blyth Inc.	84,389	3,268,386
Central Garden & Pet Co. Class A(a)	889,468	9,721,885
CSS Industries Inc.	107,592	2,127,094
Ennis Inc.	370,365	5,973,987
Fossil Inc.(a)	670,845	19,085,540
Helen of Troy Ltd.(a)	426,770	8,292,141
Oil-Dri Corp. of America	73,780	1,069,810
Prestige Brands Holdings Inc.(a)	484,550	3,411,232
Standard Register Co. (The)	251,563	1,479,190
Tupperware Brands Corp.	895,564	35,750,915
WD-40 Co.	236,069	6,704,360

		115,094,254
HOUSEWARES – 0.05%
National Presto Industries Inc.	68,568	5,931,818

		5,931,818
INSURANCE – 3.38%
Ambac Financial Group Inc.(b)	4,111,083	6,906,619
American Equity Investment Life Holding Co.	832,157	5,841,742
American Physicians Capital Inc.	137,873	3,972,121
American Physicians Service Group Inc.	91,337	2,104,404
American Safety Insurance Holdings Ltd.(a)	123,341	1,948,788
Amerisafe Inc.(a)	269,888	4,655,568
AmTrust Financial Services Inc.	325,215	3,710,703
Argo Group International Holdings Ltd.(a)	440,919	14,850,152
Assured Guaranty Ltd.(b)	1,496,115	29,054,553
Baldwin & Lyons Inc. Class B	116,826	2,739,570
Citizens Inc.(a)(b)	476,464	3,020,782
CNA Surety Corp.(a)	240,607	3,897,833
Conseco Inc.(a)	2,692,753	14,163,881
Crawford & Co. Class B(a)	298,460	1,316,209
Delphi Financial Group Inc. Class A	661,580	14,971,555
Donegal Group Inc. Class A	166,321	2,567,996
Eastern Insurance Holdings Inc.	112,422	1,071,382
eHealth Inc.(a)	354,016	5,140,312
EMC Insurance Group Inc.	70,522	1,490,130
Employers Holdings Inc.	667,780	10,337,234
Enstar Group Ltd.(a)	95,415	5,941,492
FBL Financial Group Inc. Class A	185,412	3,602,555

First Acceptance Corp.(a)(b)	241,744	652,709
First Mercury Financial Corp.	204,613	2,725,445
Flagstone Reinsurance Holdings Ltd.	559,777	6,314,285
FPIC Insurance Group Inc.(a)	101,042	3,389,959
Greenlight Capital Re Ltd. Class A(a)	402,879	7,574,125
Hallmark Financial Services Inc.(a)	135,794	1,093,142
Harleysville Group Inc.	188,509	5,966,310
Horace Mann Educators Corp.	560,398	7,828,760
Independence Holding Co.	92,053	541,272
Infinity Property and Casualty Corp.	196,207	8,334,873
Kansas City Life Insurance Co.	60,628	1,887,956
Life Partners Holdings Inc.(b)	105,052	1,880,431
Maiden Holdings Ltd.	714,065	5,191,253
Max Capital Group Ltd.	659,975	14,103,666
Meadowbrook Insurance Group Inc.	821,972	6,082,593
Mercer Insurance Group Inc.	80,209	1,449,377
MGIC Investment Corp.(a)(b)	1,694,765	12,558,209
Montpelier Re Holdings Ltd.	1,234,760	20,151,283
National Interstate Corp.	87,716	1,535,030
National Western Life Insurance Co. Class A	32,236	5,672,891
Navigators Group Inc. (The)(a)	178,547	9,820,085
NYMAGIC Inc.	68,812	1,187,695
Phoenix Companies Inc. (The)(a)	1,654,107	5,375,848
Platinum Underwriters Holdings Ltd.	731,760	26,226,278
PMA Capital Corp. Class A(a)	461,977	2,628,649
PMI Group Inc. (The)	1,043,821	4,436,239
Presidential Life Corp.	297,605	3,083,188
Primus Guaranty Ltd.(a)(b)	265,642	1,134,291
ProAssurance Corp.(a)	473,178	24,695,160
Radian Group Inc.(b)	1,171,511	12,394,586
RLI Corp.	267,137	14,099,491
Safety Insurance Group Inc.	189,634	6,242,751
SeaBright Insurance Holdings Inc.(a)	310,405	3,544,825
Selective Insurance Group Inc.	755,528	11,884,455
State Auto Financial Corp.	204,828	3,672,566
Stewart Information Services Corp.	245,584	3,037,874
Tower Group Inc.	578,431	14,107,932
United America Indemnity Ltd. Class A(a)	524,953	3,879,403
United Fire & Casualty Co.	316,918	5,672,832
Universal American Corp.(a)	387,021	3,645,738
Universal Insurance Holdings Inc.	188,895	950,142
Zenith National Insurance Corp.	518,593	16,024,524

		435,983,702
INTERNET – 3.40%
AboveNet Inc.(a)(b)	176,630	8,612,479
ActivIdentity Corp.(a)	657,495	1,821,261
Ariba Inc.(a)	1,249,859	14,498,364
Art Technology Group Inc.(a)	1,811,001	6,990,464
AsiaInfo Holdings Inc.(a)	417,453	8,336,536
Avocent Corp.(a)	633,701	12,845,119
Blue Coat Systems Inc.(a)	564,897	12,761,023
Blue Nile Inc.(a)(b)	181,040	11,246,205
China Information Security Technology Inc.(a)	388,221	2,150,744
Chordiant Software Inc.(a)	433,135	1,684,895
Cogent Communications Group Inc.(a)(b)	633,948	7,163,612
comScore Inc.(a)	308,372	5,553,780
Constant Contact Inc.(a)(b)	342,803	6,598,958
CyberSource Corp.(a)	988,145	16,472,377
DealerTrack Holdings Inc.(a)	537,196	10,158,376

Dice Holdings Inc.(a)	226,099	1,483,209
Digital River Inc.(a)	546,035	22,016,131
Drugstore.com Inc.(a)	1,245,234	3,025,919
EarthLink Inc.	1,511,922	12,715,264
ePlus Inc.(a)	52,946	823,310
eResearchTechnology Inc.(a)	609,153	4,264,071
Global Sources Ltd.(a)	230,987	1,586,881
GSI Commerce Inc.(a)	396,485	7,656,125
Health Grades Inc.(a)	340,469	1,685,322
i2 Technologies Inc.(a)(b)	230,602	3,698,856
iBasis Inc.(a)	393,430	834,072
iMergent Inc.(b)	112,101	883,356
InfoSpace Inc.(a)	500,949	3,877,345
Internap Network Services Corp.(a)	726,770	2,332,932
Internet Brands Inc. Class A(a)	392,300	3,130,554
Internet Capital Group Inc.(a)	525,494	4,393,130
iPass Inc.(a)	721,993	996,350
j2 Global Communications Inc.(a)(b)	638,140	14,683,601
Keynote Systems Inc.(a)	176,603	1,665,366
Knot Inc. (The)(a)	429,956	4,695,120
Lionbridge Technologies Inc.(a)	821,799	2,136,677
Liquidity Services Inc.(a)	214,931	2,218,088
LoopNet Inc.(a)(b)	288,273	2,605,988
MercadoLibre Inc.(a)(b)	369,454	14,209,201
ModusLink Global Solutions Inc.(a)	653,702	5,288,449
Move Inc.(a)	2,206,455	5,957,428
NIC Inc.	721,115	6,410,712
NutriSystem Inc.(b)	439,345	6,704,405
1-800-FLOWERS.COM Inc.(a)(b)	376,332	1,298,345
Online Resources Corp.(a)	363,718	2,244,140
OpenTable Inc.(a)	43,210	1,190,868
Openwave Systems Inc.(a)	1,192,468	3,100,417
Orbitz Worldwide Inc.(a)	521,494	3,222,833
Overstock.com Inc.(a)(b)	224,342	3,291,097
PCTEL Inc.(a)	270,387	1,689,919
Perficient Inc.(a)	409,135	3,383,546
Rackspace Hosting Inc.(a)	949,733	16,202,445
RealNetworks Inc.(a)	1,186,911	4,415,309
RightNow Technologies Inc.(a)	311,819	4,502,666
S1 Corp.(a)	756,212	4,673,390
Safeguard Scientifics Inc.(a)	291,110	3,193,477
Sapient Corp.(a)	1,206,592	9,701,000
Shutterfly Inc.(a)	296,438	4,929,764
SonicWALL Inc.(a)	769,776	6,466,118
Sourcefire Inc.(a)	316,708	6,799,721
Stamps.com Inc.(a)	119,018	1,100,916
Support.com Inc.(a)	665,418	1,597,003
TechTarget Inc.(a)	166,508	949,096
TeleCommunication Systems Inc.(a)	547,380	4,576,097
Terremark Worldwide Inc.(a)	831,103	5,169,461
TIBCO Software Inc.(a)	2,510,484	23,824,493
Travelzoo Inc.(a)(b)	79,641	1,125,327
United Online Inc.	1,195,626	9,612,833
US Auto Parts Network Inc.(a)	140,976	768,319
ValueClick Inc.(a)	1,243,962	16,407,859

Vasco Data Security International Inc.(a)	382,092	2,835,123
Vocus Inc.(a)(b)	237,011	4,951,160
Web.com Group Inc.(a)	377,717	2,678,014
Websense Inc.(a)	633,284	10,639,171
Zix Corp.(a)(b)	911,149	2,004,528

		437,416,510

INVESTMENT COMPANIES – 0.87%
Allied Capital Corp.	2,556,403	7,848,157
American Capital Ltd.(b)	4,003,584	12,931,576
Apollo Investment Corp.	2,330,217	22,253,572
Ares Capital Corp.	1,389,701	15,314,505
BlackRock Kelso Capital Corp.	179,403	1,331,170
Capital Southwest Corp.	42,414	3,255,274
Fifth Street Finance Corp.	399,912	4,371,038
Gladstone Capital Corp.	301,931	2,696,244
Gladstone Investment Corp.	316,892	1,536,926
Harris & Harris Group Inc.(a)	371,014	2,318,838
Hercules Technology Growth Capital Inc.	505,549	4,964,491
Kayne Anderson Energy Development Co.	144,329	1,909,473
Kohlberg Capital Corp.	260,594	1,571,382
Main Street Capital Corp.	102,062	1,452,342
MCG Capital Corp.(a)	935,745	3,920,772
Medallion Financial Corp.	213,507	1,784,919
MVC Capital Inc.	309,588	2,718,183
NGP Capital Resources Co.	308,938	2,242,890
PennantPark Investment Corp.(b)	301,620	2,446,138
PennyMac Mortgage Investment Trust(a)	214,418	4,269,062
Prospect Capital Corp.(b)	742,706	7,954,381
TICC Capital Corp.	380,785	1,919,156
Triangle Capital Corp.	126,838	1,565,181

		112,575,670
IRON & STEEL – 0.10%
China Precision Steel Inc.(a)(b)	445,019	1,210,452
General Steel Holdings Inc.(a)(b)	256,120	996,307
Gibraltar Industries Inc.	386,182	5,124,635
Olympic Steel Inc.	129,555	3,716,933
Sutor Technology Group Ltd.(a)	110,358	348,731
Universal Stainless & Alloy Products Inc.(a)	96,649	1,763,844

		13,160,902
LEISURE TIME – 0.56%
Ambassadors Group Inc.	268,980	4,209,537
Brunswick Corp.	1,261,626	15,114,279
Callaway Golf Co.	922,239	7,018,239
Interval Leisure Group Inc.(a)	566,018	7,063,905
Life Time Fitness Inc.(a)(b)	576,003	16,156,884
Marine Products Corp.	141,386	781,865
Multimedia Games Inc.(a)	381,612	1,953,853
Polaris Industries Inc.(b)	437,938	17,859,112
Town Sports International Holdings Inc.(a)	278,208	698,302
Universal Travel Group(a)(b)	143,190	1,847,151

		72,703,127
LODGING – 0.28%
Ameristar Casinos Inc.	366,326	5,780,624
Gaylord Entertainment Co.(a)(b)	494,449	9,938,425
Marcus Corp.	287,190	3,673,160
Monarch Casino & Resort Inc.(a)	128,511	1,382,778
Morgans Hotel Group Co.(a)(b)	311,683	1,689,322
Orient-Express Hotels Ltd. Class A	1,099,053	12,650,100
Red Lion Hotels Corp.(a)	191,079	1,098,704

		36,213,113

MACHINERY – 1.32%
Alamo Group Inc.	91,442	1,444,784
Albany International Corp. Class A	386,764	7,503,222
Altra Holdings Inc.(a)	381,594	4,270,037
Applied Industrial Technologies Inc.	604,403	12,789,167
Astec Industries Inc.(a)	259,010	6,596,985
Bolt Technology Corp.(a)	123,987	1,558,517
Briggs & Stratton Corp.	712,543	13,830,460
Cascade Corp.	129,837	3,471,841
Cognex Corp.	567,306	9,292,472
Columbus McKinnon Corp.(a)	272,549	4,129,117
DXP Enterprises Inc.(a)	111,460	1,242,779
Flow International Corp.(a)	540,789	1,400,644
Gorman-Rupp Co. (The)	205,407	5,116,688
Hurco Companies Inc.(a)	91,933	1,570,216
Intermec Inc.(a)	887,238	12,510,056
Intevac Inc.(a)	313,800	4,217,472
iRobot Corp.(a)(b)	277,887	3,420,789
Kadant Inc.(a)	175,609	2,130,137
Lindsay Corp.(b)	176,031	6,932,101
Middleby Corp. (The)(a)(b)	233,490	12,844,285
NACCO Industries Inc.	76,741	4,609,832
Nordson Corp.	480,401	26,945,692
Robbins & Myers Inc.	379,302	8,906,011
Sauer-Danfoss Inc.	160,965	1,234,602
Tecumseh Products Co. Class A(a)	264,507	2,996,864
Tennant Co.	266,648	7,748,791
Twin Disc Inc.	122,295	1,525,019

		170,238,580
MACHINERY - DIVERSIFIED – 0.07%
Chart Industries Inc.(a)	406,448	8,775,212

		8,775,212
MANUFACTURING – 2.14%
A.O. Smith Corp.	313,973	11,962,371
Actuant Corp. Class A	968,418	15,552,793
Acuity Brands Inc.	616,236	19,848,962
American Railcar Industries Inc.	132,846	1,409,496
Ameron International Corp.	131,678	9,214,826
AZZ Inc.(a)	173,747	6,979,417
Barnes Group Inc.	666,088	11,383,444
Blount International Inc.(a)	548,580	5,195,053
Ceradyne Inc.(a)	369,037	6,764,448
China Fire & Security Group Inc.(a)	200,601	3,851,539
CLARCOR Inc.	728,151	22,834,815
Colfax Corp.(a)	338,920	3,602,720
Eastman Kodak Co.(b)	3,835,992	18,336,042
EnPro Industries Inc.(a)	285,673	6,530,485
ESCO Technologies Inc.(a)	374,857	14,769,366
Federal Signal Corp.	696,842	5,010,294
Flanders Corp.(a)	236,357	1,219,602
FreightCar America Inc.	170,654	4,146,892
GenTek Inc.(a)	124,546	4,737,730
GP Strategies Corp.(a)	226,211	1,694,320
Griffon Corp.(a)	621,582	6,259,331
Hexcel Corp.(a)	1,380,905	15,797,553
Koppers Holdings Inc.	292,331	8,667,614
Lancaster Colony Corp.	274,499	14,073,564
LSB Industries Inc.(a)	246,856	3,843,548

Matthews International Corp. Class A	435,298	15,400,843
Myers Industries Inc.	450,713	4,854,179
PMFG Inc.(a)	187,658	2,413,282
Polypore International Inc.(a)	323,854	4,180,955
Portec Rail Products Inc.	95,428	905,612
Raven Industries Inc.	229,105	6,123,977
Smith & Wesson Holding Corp.(a)	850,720	4,449,266
Standex International Corp.	176,837	3,506,678
Sturm, Ruger & Co. Inc.(b)	272,631	3,527,845
Tredegar Corp.	422,854	6,131,383

		275,180,245
MEDIA – 0.50%
Acacia Research Corp. - Acacia Technologies Group(a)	457,483	3,984,677
Belo Corp. Class A	1,277,164	6,909,457
CKX Inc.(a)	831,263	5,577,775
Courier Corp.	144,728	2,192,629
Crown Media Holdings Inc. Class A(a)(b)	154,909	241,658
DG FastChannel Inc.(a)	296,669	6,212,249
Dolan Media Co.(a)	428,612	5,139,058
E.W. Scripps Co. (The) Class A(a)	409,872	3,074,040
Fisher Communications Inc.(a)	83,429	1,516,739
Journal Communications Inc. Class A	588,058	2,164,053
Lin TV Corp. Class A(a)	384,176	1,817,152
LodgeNet Interactive Corp.(a)	289,718	2,187,371
Martha Stewart Living Omnimedia Inc. Class A(a)(b)	379,208	2,373,842
Mediacom Communications Corp. Class A(a)	562,097	3,237,679
Outdoor Channel Holdings Inc.(a)	208,773	1,365,375
Playboy Enterprises Inc. Class B(a)	308,265	930,960
PRIMEDIA Inc.	237,221	597,797
Scholastic Corp.	322,309	7,845,001
Sinclair Broadcast Group Inc. Class A	610,688	2,186,263
Value Line Inc.	19,399	598,847
World Wrestling Entertainment Inc.	312,872	4,383,337

		64,535,959
METAL FABRICATE & HARDWARE – 0.80%
A.M. Castle & Co.	238,231	2,368,016
Ampco-Pittsburgh Corp.	121,600	3,233,344
CIRCOR International Inc.	242,789	6,861,217
Dynamic Materials Corp.	183,893	3,670,504
Eastern Co. (The)	85,626	1,361,453
Hawk Corp. Class A(a)	78,703	1,079,805
Haynes International Inc.(a)	172,225	5,480,200
Kaydon Corp.	475,268	15,408,189
L.B. Foster Co. Class A(a)	145,132	4,438,137
Ladish Co. Inc.(a)	227,573	3,443,179
Lawson Products Inc.	57,400	999,334
Mueller Industries Inc.	531,268	12,681,367
Mueller Water Products Inc. Class A	2,209,672	12,109,003
North American Galvanizing & Coatings Inc.(a)(b)	182,666	1,108,783
Northwest Pipe Co.(a)	132,184	4,432,130
Omega Flex Inc.	39,588	663,891
RBC Bearings Inc.(a)	310,577	7,245,761
Sun Hydraulics Corp.(b)	177,493	3,738,003
TriMas Corp.(a)	220,881	1,126,493
Worthington Industries Inc.	861,582	11,975,990

		103,424,799

MINING – 0.89%
Allied Nevada Gold Corp.(a)	790,609	7,740,062
AMCOL International Corp.	336,958	7,712,969
Brush Engineered Materials Inc.(a)	288,591	7,058,936
Century Aluminum Co.(a)	650,218	6,079,538
Coeur d’Alene Mines Corp.(a)	1,078,477	22,108,779
General Moly Inc.(a)(b)	911,795	2,872,154
Hecla Mining Co.(a)(b)	3,117,185	13,684,442
Horsehead Holding Corp.(a)	621,757	7,286,992
Kaiser Aluminum Corp.	220,512	8,017,816
Paramount Gold and Silver Corp.(a)(b)	915,889	1,254,768
RTI International Metals Inc.(a)	431,194	10,741,043
Stillwater Mining Co.(a)	584,742	3,929,466
United States Lime & Minerals Inc.(a)	26,142	939,021
Uranerz Energy Corp.(a)(b)	646,632	1,480,787
Uranium Energy Corp.(a)	806,892	2,380,331
US Gold Corp.(a)	1,141,894	3,300,074
USEC Inc.(a)(b)	1,607,288	7,538,181

		114,125,359
MISCELLANEOUS - MANUFACTURING – 0.06%
John Bean Technologies Corp.	394,060	7,160,070

		7,160,070
OFFICE FURNISHINGS – 0.37%
Herman Miller Inc.	769,370	13,010,047
HNI Corp.(b)	641,947	15,149,949
Interface Inc. Class A	694,508	5,764,416
Knoll Inc.	672,717	7,016,438
Steelcase Inc. Class A	1,021,755	6,345,099

		47,285,949
OIL & GAS – 2.35%
Alon USA Energy Inc.	117,674	1,168,503
Apco Oil & Gas International Inc.	130,930	3,000,916
Approach Resources Inc.(a)	172,302	1,564,502
Arena Resources Inc.(a)	546,542	19,402,241
Atlas Energy Inc.	486,260	13,163,058
ATP Oil & Gas Corp.(a)(b)	508,026	9,088,585
Berry Petroleum Co. Class A	612,243	16,395,868
Bill Barrett Corp.(a)	549,252	18,009,973
BPZ Resources Inc.(a)	1,323,714	9,954,329
Brigham Exploration Co.(a)	1,186,744	10,775,636
Bronco Drilling Co. Inc.(a)	338,768	2,218,930
Carrizo Oil & Gas Inc.(a)(b)	399,062	9,773,028
Cheniere Energy Inc.(a)(b)	805,220	2,359,295
Clayton Williams Energy Inc.(a)	84,254	2,537,730
Contango Oil & Gas Co.(a)	173,227	8,844,971
CREDO Petroleum Corp.(a)	100,912	1,021,229
Crosstex Energy Inc.(b)	579,170	3,058,018
Cubic Energy Inc.(a)	397,238	373,404
CVR Energy Inc.(a)	329,547	4,099,565
Delek US Holdings Inc.	180,612	1,547,845
Delta Petroleum Corp.(a)(b)	2,545,245	4,454,179
Endeavour International Corp.(a)	1,633,497	1,976,531
FX Energy Inc.(a)	608,006	1,963,859
GeoResources Inc.(a)(b)	103,983	1,149,012
GMX Resources Inc.(a)(b)	351,217	5,517,619
Goodrich Petroleum Corp.(a)(b)	350,349	9,042,508
Gran Tierra Energy Inc.(a)	2,914,064	12,122,506

Gulfport Energy Corp.(a)	375,505	3,281,914
Harvest Natural Resources Inc.(a)	472,384	2,423,330
Isramco Inc.(a)	15,312	2,000,360
McMoRan Exploration Co.(a)(b)	1,086,357	8,201,995
Northern Oil and Gas Inc.(a)	433,864	3,644,458
Oilsands Quest Inc.(a)(b)	3,179,691	3,593,051
Panhandle Oil and Gas Inc.	102,625	2,192,070
Parallel Petroleum Corp.(a)	597,631	1,894,490
Parker Drilling Co.(a)	1,660,390	9,065,729
Penn Virginia Corp.	649,202	14,873,218
PetroCorp Inc. Escrow(c)	26,106	3
Petroleum Development Corp.(a)	274,998	5,131,463
PetroQuest Energy Inc.(a)	732,590	4,754,509
Pioneer Drilling Co.(a)	613,433	4,502,598
PrimeEnergy Corp.(a)	8,266	237,069
Rex Energy Corp.(a)	362,979	3,030,875
Rosetta Resources Inc.(a)	747,696	10,983,654
Stone Energy Corp.(a)	595,735	9,716,438
SulphCo Inc.(a)(b)	976,757	1,338,157
Swift Energy Co.(a)	535,001	12,668,824
Toreador Resources Corp.	298,501	2,982,025
VAALCO Energy Inc.	833,843	3,835,678
Vantage Drilling Co.(a)	974,799	1,783,882
Venoco Inc.(a)	258,052	2,970,179
W&T Offshore Inc.	485,879	5,689,643
Warren Resources Inc.(a)	842,956	2,495,150
Western Refining Inc.(a)(b)	582,758	3,758,789
Zion Oil & Gas Inc.(a)(b)	170,145	1,660,615

		303,294,006
OIL & GAS SERVICES – 1.42%
Allis-Chalmers Energy Inc.(a)	844,726	3,683,005
Basic Energy Services Inc.(a)	323,807	2,749,121
Boots & Coots Inc.(a)	1,116,452	1,797,488
Cal Dive International Inc.(a)	640,923	6,338,728
CARBO Ceramics Inc.	275,870	14,221,099
Complete Production Services Inc.(a)	834,413	9,428,867
Dawson Geophysical Co.(a)	111,687	3,057,990
Dril-Quip Inc.(a)	415,842	20,642,397
Geokinetics Inc.(a)	83,649	1,773,359
Global Industries Ltd.(a)	1,427,022	13,556,709
Gulf Island Fabrication Inc.	175,145	3,282,217
Hercules Offshore Inc.(a)	1,371,007	6,731,644
Hornbeck Offshore Services Inc.(a)	327,945	9,038,164
ION Geophysical Corp.(a)	1,519,022	5,346,957
Key Energy Services Inc.(a)	1,767,767	15,379,573
Lufkin Industries Inc.	212,604	11,306,281
Matrix Service Co.(a)	374,279	4,068,413
NATCO Group Inc. Class A(a)	284,913	12,615,948
Natural Gas Services Group Inc.(a)	173,116	3,050,304
Newpark Resources Inc.(a)	1,268,809	4,072,877
RPC Inc.(b)	402,869	4,222,067
Superior Well Services Inc.(a)	198,675	1,923,174
T-3 Energy Services Inc.(a)	179,835	3,542,750
Tetra Technologies Inc.(a)	1,076,579	10,432,051
TGC Industries Inc.(a)	189,516	919,153
Union Drilling Inc.(a)	143,321	1,094,972
Willbros Group Inc.(a)	564,751	8,601,158

		182,876,466

PACKAGING & CONTAINERS – 0.23%
AEP Industries Inc.(a)	76,607	3,056,619
Astronics Corp.(a)	132,733	1,247,690
BWAY Holding Co.(a)	107,893	1,997,099
Graphic Packaging Holding Co.(a)	1,598,478	3,692,484
Silgan Holdings Inc.	382,352	20,161,421

		30,155,313
PHARMACEUTICALS – 3.37%
Accelrys Inc.(a)	390,343	2,263,989
Acura Pharmaceuticals Inc.(a)(b)	115,764	591,554
Adolor Corp.(a)	665,509	1,058,159
Akorn Inc.(a)	811,429	1,111,658
Alkermes Inc.(a)	1,351,878	12,423,759
Allos Therapeutics Inc.(a)	892,385	6,469,791
Alnylam Pharmaceuticals Inc.(a)(b)	515,276	11,686,460
Amicus Therapeutics Inc.(a)	217,337	1,901,699
Ardea Biosciences Inc.(a)(b)	203,418	3,726,618
Array BioPharma Inc.(a)	687,233	1,635,615
Auxilium Pharmaceuticals Inc.(a)	610,636	20,889,858
AVANIR Pharmaceuticals Inc. Class A(a)(b)	867,520	1,804,442
AVI BioPharma Inc.(a)(b)	1,374,113	2,363,474
Biodel Inc.(a)(b)	218,384	1,172,722
BioDelivery Sciences International Inc.(a)(b)	146,863	704,942
BioScrip Inc.(a)	555,038	3,752,057
BioSpecifics Technologies Corp.(a)(b)	51,805	1,658,278
Cadence Pharmaceuticals Inc.(a)(b)	352,047	3,893,640
Caraco Pharmaceutical Laboratories Ltd.(a)	148,920	758,003
Catalyst Health Solutions Inc.(a)	524,457	15,287,922
Chelsea Therapeutics International Ltd.(a)(b)	380,408	954,824
China Sky One Medical Inc.(a)(b)	148,926	1,964,334
Clarient Inc.(a)(b)	426,593	1,795,957
Cornerstone Therapeutics Inc.(a)	93,370	611,574
Cubist Pharmaceuticals Inc.(a)	824,282	16,650,496
Cumberland Pharmaceuticals Inc.	117,752	1,906,405
Cypress Bioscience Inc.(a)(b)	544,627	4,449,603
Depomed Inc.(a)	733,080	3,203,560
Discovery Laboratories Inc.(a)(b)	1,708,433	2,323,469
DURECT Corp.(a)	1,178,561	3,146,758
Dyax Corp.(a)	954,030	3,424,968
Emergent BioSolutions Inc.(a)	233,442	4,122,586
Hemispherx Biopharma Inc.(a)(b)	1,681,531	3,363,062
Hi-Tech Pharmacal Co. Inc.(a)	115,952	2,601,963
Idenix Pharmaceuticals Inc.(a)	447,491	1,382,747
I-Flow Corp.(a)	311,682	3,550,058
Impax Laboratories Inc.(a)	867,809	7,584,651
Infinity Pharmaceuticals Inc.(a)	257,069	1,601,540
Insmed Inc.(a)(b)	1,780,844	1,460,292
Inspire Pharmaceuticals Inc.(a)	878,322	4,584,841
Isis Pharmaceuticals Inc.(a)(b)	1,331,965	19,406,730
ISTA Pharmaceuticals Inc.(a)	474,822	2,117,706
Javelin Pharmaceuticals Inc.(a)(b)	715,345	1,394,923
K-V Pharmaceutical Co. Class A(a)(b)	531,261	1,630,971
Lannett Co. Inc.(a)	145,002	1,084,615
Ligand Pharmaceuticals Inc. Class B(a)	1,621,599	3,745,894
Mannatech Inc.	225,682	864,362
MannKind Corp.(a)(b)	826,865	8,144,620
MAP Pharmaceuticals Inc.(a)	129,562	1,355,219
Matrixx Initiatives Inc.(a)(b)	134,030	761,290
Medicines Co. (The)(a)	754,461	8,306,616

Medicis Pharmaceutical Corp. Class A	841,688	17,970,039
Medivation Inc.(a)(b)	410,549	11,142,300
MiddleBrook Pharmaceuticals Inc.(a)(b)	516,574	594,060
Myriad Pharmaceuticals Inc.(a)	318,939	1,868,983
Nabi Biopharmaceuticals(a)	738,481	2,651,147
Neogen Corp.(a)	189,125	6,106,846
Neurocrine Biosciences Inc.(a)	560,463	1,709,412
NeurogesX Inc.(a)	148,384	1,187,072
NPS Pharmaceuticals Inc.(a)	680,051	2,733,805
Nutraceutical International Corp.(a)	156,376	1,762,358
Obagi Medical Products Inc.(a)	247,065	2,865,954
Omega Protein Corp.(a)	268,722	1,303,302
Onyx Pharmaceuticals Inc.(a)	882,677	26,453,830
Opko Health Inc.(a)(b)	626,213	1,427,766
Osiris Therapeutics Inc.(a)(b)	238,961	1,591,480
Pain Therapeutics Inc.(a)	497,410	2,516,895
Par Pharmaceutical Companies Inc.(a)	497,533	10,701,935
PetMed Express Inc.(b)	333,882	6,293,676
Pharmasset Inc.(a)	299,225	6,325,617
PharMerica Corp.(a)	436,171	8,099,695
Poniard Pharmaceuticals Inc.(a)(b)	329,953	2,468,048
POZEN Inc.(a)(b)	375,090	2,760,662
Progenics Pharmaceuticals Inc.(a)	382,630	2,004,981
Questcor Pharmaceuticals Inc.(a)	821,367	4,533,946
Repros Therapeutics Inc.(a)(b)	139,248	125,323
Rigel Pharmaceuticals Inc.(a)	715,867	5,870,109
Salix Pharmaceuticals Ltd.(a)	689,083	14,649,905
Santarus Inc.(a)	742,140	2,441,641
Schiff Nutrition International Inc.	161,856	843,270
SciClone Pharmaceuticals Inc.(a)	510,934	2,176,579
SIGA Technologies Inc.(a)(b)	370,895	2,926,362
Spectrum Pharmaceuticals Inc.(a)(b)	619,529	4,169,430
Star Scientific Inc.(a)(b)	1,095,926	1,019,211
Sucampo Pharmaceuticals Inc.(a)	154,480	900,618
Synta Pharmaceuticals Corp.(a)(b)	234,856	728,054
Synutra International Inc.(a)(b)	257,807	3,534,534
Theravance Inc.(a)(b)	762,195	11,158,535
USANA Health Sciences Inc.(a)(b)	89,667	3,058,541
Vanda Pharmaceuticals Inc.(a)	381,424	4,439,775
ViroPharma Inc.(a)	1,107,274	10,651,976
VIVUS Inc.(a)	1,151,350	12,031,608
XenoPort Inc.(a)	426,448	9,053,491
Zymogenetics Inc.(a)(b)	536,478	3,240,327

		434,744,372
REAL ESTATE – 0.31%
American Realty Investors Inc.(a)	36,584	423,277
Avatar Holdings Inc.(a)	86,872	1,650,568
Consolidated-Tomoka Land Co.	77,631	2,973,267
Forestar Group Inc.(a)	512,967	8,812,773
Government Properties Income Trust(a)	167,528	4,022,347
Hilltop Holdings Inc.(a)	567,091	6,952,536
Resource Capital Corp.	296,037	1,610,441
Starwood Property Trust Inc.(a)	590,317	11,953,919
Transcontinental Realty Investors Inc.(a)	20,390	238,563
United Capital Corp.(a)	27,881	644,609

		39,282,300
REAL ESTATE INVESTMENT TRUSTS – 5.78%
Acadia Realty Trust	567,362	8,550,145

Agree Realty Corp.	101,825	2,334,847
Alexander’s Inc.	29,351	8,684,374
American Campus Communities Inc.	746,369	20,040,008
American Capital Agency Corp.(b)	179,057	5,094,172
Anthracite Capital Inc.(a)(b)	1,128,800	1,185,240
Anworth Mortgage Asset Corp.	1,539,261	12,129,377
Ashford Hospitality Trust Inc.(a)(b)	828,085	2,865,174
Associated Estates Realty Corp.	177,856	1,710,975
BioMed Realty Trust Inc.	1,402,199	19,350,346
CapLease Inc.	686,101	2,764,987
Capstead Mortgage Corp.	908,190	12,632,923
Care Investment Trust Inc.	176,375	1,352,796
CBL & Associates Properties Inc.(b)	1,971,858	19,127,023
Cedar Shopping Centers Inc.	556,546	3,589,722
Cogdell Spencer Inc.	429,413	2,061,182
Colonial Properties Trust	697,828	6,789,866
Cousins Properties Inc.(b)	1,053,925	8,726,499
Cypress Sharpridge Investments Inc.(a)	240,487	3,414,915
DCT Industrial Trust Inc.	2,922,652	14,934,752
Developers Diversified Realty Corp.	2,045,826	18,903,432
DiamondRock Hospitality Co.(a)	1,663,998	13,478,384
DuPont Fabros Technology Inc.(a)	378,663	5,047,578
Dynex Capital Inc.	161,448	1,361,007
EastGroup Properties Inc.	360,594	13,781,903
Education Realty Trust Inc.	811,304	4,811,033
Entertainment Properties Trust(b)	499,919	17,067,235
Equity Lifestyle Properties Inc.	361,386	15,463,707
Equity One Inc.(b)	467,910	7,332,150
Extra Space Storage Inc.	1,235,635	13,035,949
FelCor Lodging Trust Inc.	925,724	4,193,530
First Industrial Realty Trust Inc.(b)	566,619	2,974,750
First Potomac Realty Trust	392,876	4,541,647
Franklin Street Properties Corp.	956,962	12,536,202
Getty Realty Corp.	250,166	6,139,074
Gladstone Commercial Corp.	122,911	1,681,422
Glimcher Realty Trust	889,761	3,265,423
Gramercy Capital Corp.(a)	608,077	1,477,627
Hatteras Financial Corp.	517,700	15,520,646
Healthcare Realty Trust Inc.	848,356	17,925,762
Hersha Hospitality Trust	608,536	1,886,462
Highwoods Properties Inc.	1,013,156	31,863,756
Home Properties Inc.	470,678	20,281,515
Inland Real Estate Corp.(b)	1,004,457	8,799,043
Invesco Mortgage Capital Inc.(a)	128,432	2,806,239
Investors Real Estate Trust	907,838	8,206,856
iStar Financial Inc.(a)(b)	1,425,537	4,333,632
Kilroy Realty Corp.	617,168	17,120,240
Kite Realty Group Trust	662,462	2,762,467
LaSalle Hotel Properties	909,047	17,871,864
Lexington Realty Trust	1,255,240	6,401,724
LTC Properties Inc.	331,562	7,970,750
Medical Properties Trust Inc.	1,146,509	8,954,235
MFA Financial Inc.	4,008,528	31,907,883
Mid-America Apartment Communities Inc.	403,685	18,218,304
Mission West Properties Inc.	253,384	1,705,274
Monmouth Real Estate Investment Corp. Class A	284,216	1,978,143
National Health Investors Inc.	371,255	11,750,221
National Retail Properties Inc.	1,143,158	24,543,602
NorthStar Realty Finance Corp.(b)	848,956	2,979,836

Omega Healthcare Investors Inc.	1,178,663	18,882,181
Parkway Properties Inc.	309,340	6,093,998
Pennsylvania Real Estate Investment Trust(b)	552,366	4,203,505
Post Properties Inc.	634,435	11,419,830
PS Business Parks Inc.	255,839	13,129,657
RAIT Financial Trust(b)	929,348	2,732,283
Ramco-Gershenson Properties Trust	374,354	3,339,238
Redwood Trust Inc.	1,108,471	17,181,301
Saul Centers Inc.	91,879	2,949,316
Sovran Self Storage Inc.	324,313	9,868,845
Strategic Hotels & Resorts Inc.(a)	1,073,225	2,779,653
Sun Communities Inc.	236,307	5,085,327
Sunstone Hotel Investors Inc.(a)	1,075,535	7,636,299
Tanger Factory Outlet Centers Inc.	575,889	21,503,695
UMH Properties Inc.	125,950	1,026,493
Universal Health Realty Income Trust	158,641	5,163,765
Urstadt Biddle Properties Inc. Class A	291,943	4,259,448
U-Store-It Trust	1,138,490	7,115,563
Walter Investment Management Corp.	255,397	4,091,460
Washington Real Estate Investment Trust	833,128	23,994,086
Winthrop Realty Trust	167,911	1,635,453

		744,311,226
RETAIL – 5.96%
AFC Enterprises Inc.(a)	361,960	3,047,703
Allion Healthcare Inc.(a)	313,296	1,832,782
America’s Car-Mart Inc.(a)	141,985	3,400,541
AnnTaylor Stores Corp.(a)	837,633	13,309,988
Asbury Automotive Group Inc.(a)	460,158	5,834,803
Bebe Stores Inc.	342,325	2,519,512
Big 5 Sporting Goods Corp.	307,819	4,648,067
BJ’s Restaurants Inc.(a)	280,498	4,204,665
Bob Evans Farms Inc.	439,082	12,759,723
Books-A-Million Inc.	100,903	1,214,872
Borders Group Inc.(a)	699,966	2,176,894
Brown Shoe Co. Inc.	594,845	4,770,657
Buckle Inc. (The)(b)	364,752	12,452,633
Buffalo Wild Wings Inc.(a)(b)	257,230	10,703,340
Build-A-Bear Workshop Inc.(a)	241,525	1,176,227
Cabela’s Inc.(a)(b)	570,927	7,616,166
California Pizza Kitchen Inc.(a)	276,496	4,318,868
Caribou Coffee Co. Inc.(a)(b)	97,663	705,127
Carrols Restaurant Group Inc.(a)	161,838	1,223,495
Casey’s General Stores Inc.	726,944	22,811,503
Cash America International Inc.	422,511	12,742,932
Cato Corp. (The) Class A	395,708	8,028,915
CEC Entertainment Inc.(a)	329,352	8,517,043
Charming Shoppes Inc.(a)	1,651,067	8,106,739
Cheesecake Factory Inc. (The)(a)	859,428	15,916,607
Children’s Place Retail Stores Inc. (The)(a)	315,287	9,445,999
Christopher & Banks Corp.	513,365	3,475,481
Citi Trends Inc.(a)	210,027	5,979,469
CKE Restaurants Inc.	698,144	7,323,531
Coldwater Creek Inc.(a)	816,810	6,697,842
Collective Brands Inc.(a)	916,313	15,879,704
Conn’s Inc.(a)(b)	142,532	1,609,186
Cracker Barrel Old Country Store Inc.	323,395	11,124,788
Denny’s Corp.(a)	1,375,352	3,658,436
Destination Maternity Corp.(a)	67,748	1,228,271
Dillard’s Inc. Class A(b)	732,541	10,328,828

DineEquity Inc.(b)	251,561	6,226,135
Domino’s Pizza Inc.(a)	527,063	4,659,237
Dress Barn Inc.(a)(b)	642,208	11,514,789
DSW Inc. Class A(a)(b)	173,596	2,772,328
Einstein Noah Restaurant Group Inc.(a)	68,284	822,139
EZCORP Inc.(a)	647,235	8,841,230
FGX International Holdings Ltd.(a)	208,720	2,911,644
Finish Line Inc. (The) Class A	604,834	6,145,113
First Cash Financial Services Inc.(a)	328,595	5,628,832
Fred’s Inc. Class A	572,833	7,292,164
Fuqi International Inc.(a)(b)	175,165	5,128,831
Gander Mountain Co.(a)(b)	75,956	390,414
Genesco Inc.(a)	325,178	7,827,034
Group 1 Automotive Inc.	344,293	9,244,267
Haverty Furniture Companies Inc.(a)(b)	253,454	2,993,292
hhgregg Inc.(a)(b)	182,238	3,087,112
Hibbett Sports Inc.(a)(b)	408,707	7,450,729
Hot Topic Inc.(a)	629,833	4,717,449
HSN Inc.(a)	568,262	9,251,305
Insight Enterprises Inc.(a)	655,915	8,008,722
J. Crew Group Inc.(a)(b)	719,165	25,760,490
Jack in the Box Inc.(a)	816,445	16,728,958
Jo-Ann Stores Inc.(a)	378,392	10,152,257
Jos. A. Bank Clothiers Inc.(a)(b)	261,634	11,713,354
Kenneth Cole Productions Inc. Class A	108,232	1,085,567
Kirkland’s Inc.(a)	177,599	2,530,786
Krispy Kreme Doughnuts Inc.(a)	836,863	2,987,601
Landry’s Restaurants Inc.(a)	105,241	1,105,031
Lithia Motors Inc. Class A	240,123	3,743,518
Luby’s Inc.(a)	289,944	1,217,765
lululemon athletica inc.(a)(b)	581,497	13,229,057
Lumber Liquidators Inc.(a)	206,592	4,480,980
McCormick & Schmick’s Seafood Restaurants Inc.(a)	211,541	1,573,865
Men’s Wearhouse Inc. (The)	745,152	18,405,254
Movado Group Inc.	231,692	3,366,485
New York & Co. Inc.(a)	360,497	1,845,745
99 Cents Only Stores(a)	670,474	9,017,875
Nu Skin Enterprises Inc. Class A	707,015	13,100,988
O’Charley’s Inc.(a)	248,143	2,325,100
OfficeMax Inc.(a)	1,091,245	13,727,862
P.F. Chang’s China Bistro Inc.(a)(b)	339,191	11,522,318
Pacific Sunwear of California Inc.(a)	940,531	4,843,735
Pantry Inc. (The)(a)	321,540	5,041,747
Papa John’s International Inc.(a)	311,833	7,661,737
PC Connection Inc.(a)	135,747	738,464
PC Mall Inc.(a)	148,381	1,017,894
Pep Boys - Manny, Moe & Jack (The)	696,547	6,805,264
Pier 1 Imports Inc.(a)(b)	1,294,849	5,011,066
PriceSmart Inc.	228,592	4,286,100
Red Robin Gourmet Burgers Inc.(a)	222,220	4,537,732
Regis Corp.	816,866	12,661,423
Retail Ventures Inc.(a)	357,796	1,885,585
Rex Stores Corp.(a)	103,790	1,131,311
Ruby Tuesday Inc.(a)	930,364	7,833,665
Rush Enterprises Inc. Class A(a)	457,071	5,905,357
Ruth’s Hospitality Group Inc.(a)	284,094	1,198,877
Saks Inc.(a)(b)	1,699,823	11,592,793
Sally Beauty Holdings Inc.(a)	1,343,846	9,554,745
School Specialty Inc.(a)	268,885	6,377,952

Shoe Carnival Inc.(a)	128,518	1,981,748
Sonic Automotive Inc.(b)	441,758	4,638,459
Sonic Corp.(a)	868,729	9,608,143
Sport Supply Group Inc.	132,125	1,346,354
Stage Stores Inc.	543,082	7,038,343
Steak n Shake Co. (The)(a)	348,406	4,100,739
Stein Mart Inc.(a)	365,652	4,647,437
Susser Holdings Corp.(a)	109,989	1,382,562
Syms Corp.(a)	94,189	761,989
Systemax Inc.(a)	146,102	1,772,217
Talbots Inc. (The)(b)	347,011	3,202,912
Texas Roadhouse Inc.(a)(b)	715,388	7,597,421
Titan Machinery Inc.(a)(b)	185,438	2,321,684
Tractor Supply Co.(a)(b)	513,336	24,855,729
Tuesday Morning Corp.(a)	429,362	1,786,146
Tween Brands Inc.(a)	355,015	2,978,576
Ulta Salon Cosmetics & Fragrance Inc.(a)	395,807	6,534,774
Under Armour Inc. Class A(a)(b)	473,752	13,184,518
West Marine Inc.(a)	205,134	1,612,353
Wet Seal Inc. Class A(a)	1,387,387	5,244,323
World Fuel Services Corp.	421,452	20,259,198
Zale Corp.(a)(b)	341,936	2,444,842
Zumiez Inc.(a)	289,851	4,756,455

		767,467,328
SAVINGS & LOANS – 1.09%
Abington Bancorp Inc.	313,837	2,429,098
Astoria Financial Corp.	1,223,135	13,503,410
BankFinancial Corp.	307,602	2,946,827
Beneficial Mutual Bancorp Inc.(a)	467,391	4,267,280
Berkshire Hills Bancorp Inc.	196,170	4,303,970
Brookline Bancorp Inc.	844,470	8,208,248
Brooklyn Federal Bancorp Inc.	44,120	538,264
Cape Bancorp. Inc.(a)	168,985	1,297,805
Cheviot Financial Corp.(b)	41,366	354,093
Chicopee Bancorp Inc.(a)	92,778	1,225,597
Clifton Savings Bancorp Inc.	133,148	1,304,850
Danvers Bancorp Inc.	249,002	3,383,937
Dime Community Bancshares Inc.	369,593	4,224,448
ESB Financial Corp.(b)	131,868	1,765,713
ESSA Bancorp Inc.	217,584	2,874,285
First Defiance Financial Corp.	116,436	1,736,061
First Financial Holdings Inc.	167,461	2,674,352
First Financial Northwest Inc.	262,051	1,525,137
Flagstar Bancorp Inc.(a)(b)	953,962	982,581
Flushing Financial Corp.	432,963	4,935,778
Fox Chase Bancorp Inc.(a)	77,263	774,175
Heritage Financial Group	29,491	244,185
Home Bancorp Inc.(a)	128,133	1,559,379
Home Federal Bancorp Inc.	239,499	2,735,079
Investors Bancorp Inc.(a)	672,596	7,136,244
Kearny Financial Corp.	259,622	2,705,261
Kentucky First Federal Bancorp	44,278	553,032
Legacy Bancorp Inc.	105,836	1,111,278
Meridian Interstate Bancorp Inc.(a)	140,101	1,190,859
NASB Financial Inc.	49,319	1,297,090
NewAlliance Bancshares Inc.	1,527,465	16,343,876
Northeast Community Bancorp Inc.	83,692	617,647
Northwest Bancorp Inc.	245,710	5,612,016
OceanFirst Financial Corp.	129,206	1,498,790

Oritani Financial Corp.	145,019	1,978,059
Provident Financial Services Inc.	856,009	8,808,333
Provident New York Bancorp	495,298	4,730,096
Prudential Bancorp Inc. of Pennsylvania	53,750	539,650
Rockville Financial Inc.	118,453	1,273,370
Roma Financial Corp.	118,757	1,476,150
Territorial Bancorp Inc.	178,252	2,794,991
United Financial Bancorp Inc.	235,267	2,724,392
ViewPoint Financial Group	145,578	2,043,915
Waterstone Financial Inc.(a)	101,077	511,450
Westfield Financial Inc.	447,361	3,789,148
WSFS Financial Corp.	88,638	2,361,316

		140,891,515
SEMICONDUCTORS – 3.19%
Actel Corp.(a)	373,960	4,551,093
Advanced Analogic Technologies Inc.(a)	614,621	2,440,045
Amkor Technology Inc.(a)(b)	1,563,140	10,754,403
ANADIGICS Inc.(a)	903,916	4,257,444
Applied Micro Circuits Corp.(a)	942,523	9,415,805
ATMI Inc.(a)	448,605	8,142,181
Brooks Automation Inc.(a)	919,930	7,111,059
Cabot Microelectronics Corp.(a)	334,897	11,674,509
Cavium Networks Inc.(a)	518,497	11,132,131
CEVA Inc.(a)	280,060	3,010,645
Cirrus Logic Inc.(a)	933,572	5,190,660
Cohu Inc.	334,059	4,529,840
Diodes Inc.(a)	456,045	8,249,854
DSP Group Inc.(a)	325,452	2,649,179
EMCORE Corp.(a)(b)	1,071,766	1,393,296
Emulex Corp.(a)	1,186,466	12,208,735
Entegris Inc.(a)	1,864,649	9,230,013
Entropic Communications Inc.(a)	754,642	2,067,719
Exar Corp.(a)	503,825	3,703,114
FormFactor Inc.(a)	705,763	16,881,851
GSI Technology Inc.(a)	264,793	1,056,524
Hittite Microwave Corp.(a)	306,295	11,265,530
Intellon Corp.(a)	304,230	2,156,991
IPG Photonics Corp.(a)	330,457	5,022,946
IXYS Corp.	339,009	2,884,967
Kopin Corp.(a)	965,438	4,634,102
Kulicke and Soffa Industries Inc.(a)	977,341	5,893,366
Lattice Semiconductor Corp.(a)	1,649,477	3,711,323
Micrel Inc.	648,329	5,283,881
Microsemi Corp.(a)	1,160,958	18,331,527
Microtune Inc.(a)	747,697	1,360,809
MIPS Technologies Inc. Class A(a)	644,449	2,429,573
MKS Instruments Inc.(a)	704,933	13,598,158
Monolithic Power Systems Inc.(a)	484,452	11,360,399
NetLogic Microsystems Inc.(a)(b)	258,479	11,631,555
OmniVision Technologies Inc.(a)	715,947	11,655,617
Pericom Semiconductor Corp.(a)	362,191	3,553,094
Photronics Inc.(a)	760,386	3,604,230
PLX Technology Inc.(a)	482,310	1,625,385
Power Integrations Inc.	340,614	11,352,665
Rubicon Technology Inc.(a)(b)	179,058	2,657,221
Rudolph Technologies Inc.(a)	441,317	3,265,746
Semitool Inc.(a)	324,690	2,743,631
Semtech Corp.(a)	872,915	14,848,284
Silicon Image Inc.(a)	1,070,140	2,600,440

Skyworks Solutions Inc.(a)	2,394,758	31,706,596
Standard Microsystems Corp.(a)	314,180	7,292,118
Supertex Inc.(a)	156,711	4,701,330
Techwell Inc.(a)	225,221	2,472,927
Tessera Technologies Inc.(a)	695,625	19,400,981
TriQuint Semiconductor Inc.(a)	2,107,727	16,271,652
Ultratech Inc.(a)	337,814	4,469,279
Veeco Instruments Inc.(a)	459,578	10,717,359
Virage Logic Corp.(a)	232,173	1,209,621
Volterra Semiconductor Corp.(a)	323,978	5,951,476
White Electronic Designs Corp.(a)	329,004	1,519,998
Zoran Corp.(a)	738,606	8,508,741

		411,343,618
SHIPBUILDING – 0.01%
Todd Shipyards Corp.	82,743	1,360,295

		1,360,295
SOFTWARE – 4.42%
ACI Worldwide Inc.(a)	501,151	7,582,415
Actuate Corp.(a)	639,759	3,697,807
Acxiom Corp.(a)	971,058	9,186,209
Advent Software Inc.(a)	218,612	8,799,133
American Reprographics Co.(a)	520,366	4,953,884
American Software Inc. Class A	318,528	2,079,988
AMICAS Inc.(a)	505,446	1,819,606
ArcSight Inc.(a)	263,314	6,337,968
Avid Technology Inc.(a)	403,618	5,686,978
Blackbaud Inc.	626,810	14,541,992
Blackboard Inc.(a)	452,794	17,106,557
Bottomline Technologies Inc.(a)	358,627	4,626,288
Callidus Software Inc.(a)(b)	370,710	1,115,837
China TransInfo Technology Corp.(a)(b)	124,232	1,175,235
CommVault Systems Inc.(a)	595,316	12,352,807
Computer Programs and Systems Inc.	139,184	5,763,609
Concur Technologies Inc.(a)	568,935	22,620,856
CSG Systems International Inc.(a)	502,447	8,044,176
Deltek Inc.(a)	261,560	2,011,396
DemandTec Inc.(a)	287,386	2,537,618
Digi International Inc.(a)	352,464	3,002,993
DivX Inc.(a)	464,139	2,534,199
Double-Take Software Inc.(a)	245,321	2,499,821
Ebix Inc.(a)	96,825	5,360,232
Eclipsys Corp.(a)	803,503	15,507,608
Epicor Software Corp.(a)	675,844	4,305,126
EPIQ Systems Inc.(a)	463,192	6,716,284
Fair Isaac Corp.	698,797	15,017,148
FalconStor Software Inc.(a)	492,036	2,445,419
GSE Systems Inc.(a)	229,450	1,427,179
inContact Inc.(a)	388,660	1,158,207
infoGROUP Inc.(a)	488,845	3,426,803
Informatica Corp.(a)	1,246,244	28,140,190
InnerWorkings Inc.(a)(b)	350,785	1,732,878
Interactive Intelligence Inc.(a)	180,523	3,449,795
JDA Software Group Inc.(a)	378,019	8,293,737
Lawson Software Inc.(a)	1,966,903	12,273,475
ManTech International Corp. Class A(a)	313,095	14,765,560
MedAssets Inc.(a)	564,071	12,731,082
Medidata Solutions Inc.(a)	105,657	1,600,704
MicroStrategy Inc. Class A(a)	129,420	9,258,707

MoneyGram International Inc.(a)(b)	1,181,202	3,708,974
Monotype Imaging Holdings Inc.(a)	310,195	2,608,740
MSC Software Corp.(a)	651,311	5,477,526
NetSuite Inc.(a)(b)	238,831	3,654,114
Omnicell Inc.(a)	451,882	5,033,965
Omniture Inc.(a)	966,361	20,718,780
OpenTV Corp. Class A(a)	1,215,338	1,677,166
OPNET Technologies Inc.	187,994	2,054,774
Parametric Technology Corp.(a)	1,657,324	22,904,218
Pegasystems Inc.	214,739	7,414,938
Pervasive Software Inc.(a)	220,596	1,091,950
Phase Forward Inc.(a)	616,984	8,662,455
Phoenix Technologies Ltd.(a)	501,421	1,830,187
Progress Software Corp.(a)	570,642	12,925,041
PROS Holdings Inc.(a)	273,455	2,302,491
QAD Inc.	179,451	816,502
Quality Systems Inc.(b)	337,185	20,760,480
Quest Software Inc.(a)	874,397	14,733,589
Renaissance Learning Inc.(b)	92,989	924,311
Rosetta Stone Inc.(a)(b)	89,403	2,052,693
Schawk Inc.	214,672	2,505,222
SeaChange International Inc.(a)	455,560	3,416,700
Smith Micro Software Inc.(a)	406,230	5,021,003
SolarWinds Inc.(a)(b)	173,619	3,824,827
Solera Holdings Inc.	994,231	30,930,526
SPSS Inc.(a)	262,137	13,093,743
Synchronoss Technologies Inc.(a)	271,424	3,384,657
SYNNEX Corp.(a)	275,399	8,394,162
Take-Two Interactive Software Inc.(a)	1,148,851	12,878,620
Taleo Corp. Class A(a)	446,823	10,116,073
THQ Inc.(a)	966,520	6,610,997
Trident Microsystems Inc.(a)	900,896	2,333,321
Ultimate Software Group Inc.(a)	348,374	10,005,301
Unica Corp.(a)	204,080	1,555,090
VeriFone Holdings Inc.(a)	1,031,818	16,395,588

		569,506,230
STORAGE & WAREHOUSING – 0.07%
Mobile Mini Inc.(a)	507,362	8,807,804

		8,807,804
TELECOMMUNICATIONS – 4.55%
Acme Packet Inc.(a)	556,048	5,566,040
Adaptec Inc.(a)	1,742,797	5,820,942
ADC Telecommunications Inc.(a)	1,381,972	11,525,646
ADTRAN Inc.	790,248	19,400,588
Airvana Inc.(a)	359,044	2,430,728
Alaska Communications Systems Group Inc.(b)	632,149	5,847,378
Anaren Inc.(a)	207,923	3,534,691
Anixter International Inc.(a)	425,803	17,078,958
Applied Signal Technology Inc.	185,921	4,326,382
ARRIS Group Inc.(a)	1,772,074	23,054,683
Aruba Networks Inc.(a)	842,411	7,446,913
Atheros Communications Inc.(a)	873,376	23,170,665
Atlantic Tele-Network Inc.	127,909	6,832,899
BigBand Networks Inc.(a)	508,008	2,037,112
Black Box Corp.	250,876	6,294,479
Cbeyond Inc.(a)(b)	331,307	5,343,982
Centennial Communications Corp.(a)	1,215,642	9,700,823
Cincinnati Bell Inc.(a)	3,073,346	10,756,711

Communications Systems Inc.	87,768	1,025,130
Comtech Telecommunications Corp.(a)(b)	402,369	13,366,698
Consolidated Communications Holdings Inc.	333,385	5,337,494
CPI International Inc.(a)	105,527	1,180,847
D&E Communications Inc.	206,454	2,372,156
DigitalGlobe Inc.(a)	210,590	4,710,898
EMS Technologies Inc.(a)	217,681	4,532,118
Extreme Networks Inc.(a)	1,270,825	3,558,310
FairPoint Communications Inc.(b)	1,284,758	526,751
General Communication Inc. Class A(a)	601,556	4,126,674
GeoEye Inc.(a)(b)	265,475	7,114,730
Global Crossing Ltd.(a)	415,198	5,937,331
Globecomm Systems Inc.(a)	298,963	2,173,461
Harmonic Inc.(a)	1,368,510	9,141,647
Harris Stratex Networks Inc.(a)	844,049	5,908,343
Hickory Tech Corp.	187,185	1,600,432
Hughes Communications Inc.(a)	127,386	3,864,891
Infinera Corp.(a)(b)	1,200,946	9,547,521
InterDigital Inc.(a)	625,207	14,479,794
Iowa Telecommunications Services Inc.	467,922	5,895,817
iPCS Inc.(a)	243,080	4,229,592
Ixia(a)	449,346	3,082,514
Knology Inc.(a)	425,018	4,143,926
KVH Industries Inc.(a)	200,547	2,003,465
LogMeIn Inc.(a)	108,091	1,979,146
Loral Space & Communications Inc.(a)	153,227	4,210,678
MasTec Inc.(a)	745,083	9,052,758
NETGEAR Inc.(a)	491,833	9,025,136
Network Equipment Technologies Inc.(a)	417,573	3,019,053
Neutral Tandem Inc.(a)	469,383	10,683,157
Newport Corp.(a)	517,484	4,533,160
Novatel Wireless Inc.(a)	435,463	4,946,860
NTELOS Holdings Corp.	431,996	7,629,049
Oplink Communications Inc.(a)	293,012	4,254,534
Opnext Inc.(a)	397,211	1,163,828
PAETEC Holding Corp.(a)	1,756,374	6,797,167
ParkerVision Inc.(a)(b)	421,756	1,724,982
Plantronics Inc.	699,340	18,749,305
Polycom Inc.(a)	1,199,025	32,073,919
Powerwave Technologies Inc.(a)	1,889,273	3,022,837
Preformed Line Products Co.	31,805	1,273,790
Premiere Global Services Inc.(a)	868,283	7,215,432
RCN Corp.(a)	521,896	4,853,633
RF Micro Devices Inc.(a)	3,802,019	20,644,963
SAVVIS Inc.(a)	516,985	8,178,703
Shenandoah Telecommunications Co.	338,177	6,070,277
ShoreTel Inc.(a)	632,676	4,941,200
Sonus Networks Inc.(a)	2,950,698	6,255,480
Starent Networks Corp.(a)(b)	560,223	14,240,869
SureWest Communications(a)	204,847	2,544,200
Switch & Data Facilities Co. Inc.(a)	291,322	3,964,892
Sycamore Networks Inc.(a)	2,753,532	8,315,667
Symmetricom Inc.(a)	624,458	3,234,692
Syniverse Holdings Inc.(a)	979,130	17,134,775
Tekelec(a)	952,108	15,643,134
3Com Corp.(a)	5,541,779	28,983,504
USA Mobility Inc.	323,540	4,167,195
UTStarcom Inc.(a)(b)	1,620,288	3,386,402
Viasat Inc.(a)	371,440	9,872,875

Virgin Mobile USA Inc. Class A(a)	544,613	2,723,065

586,540,477

TEXTILES – 0.12%
G&K Services Inc. Class A	264,597	5,863,470
UniFirst Corp.	201,933	8,975,922

		14,839,392
TOYS, GAMES & HOBBIES – 0.09%
JAKKS Pacific Inc.(a)	399,606	5,722,358
LeapFrog Enterprises Inc.(a)	486,512	1,999,564
RC2 Corp.(a)	305,575	4,354,444

		12,076,366
TRANSPORTATION – 1.75%
Air Transport Services Group Inc.(a)	795,591	2,752,745
American Commercial Lines Inc.(a)	129,511	3,771,360
Arkansas Best Corp.	361,775	10,831,544
Atlas Air Worldwide Holdings Inc.(a)	244,859	7,828,142
Bristow Group Inc.(a)	416,979	12,380,107
CAI International Inc.(a)	139,376	1,027,201
Celadon Group Inc.(a)	316,255	3,576,844
DHT Maritime Inc.	710,345	2,670,897
Dynamex Inc.(a)	139,582	2,279,374
Eagle Bulk Shipping Inc.(b)	886,836	4,549,469
Forward Air Corp.	413,979	9,583,614
Genco Shipping & Trading Ltd.(b)	368,382	7,654,978
General Maritime Corp.	697,804	5,401,003
Genesee & Wyoming Inc. Class A(a)	531,017	16,100,435
Golar LNG Ltd.	462,746	5,117,971
GulfMark Offshore Inc.(a)	325,505	10,657,034
Heartland Express Inc.	721,344	10,387,354
Horizon Lines Inc. Class A(b)	432,013	2,743,283
Hub Group Inc. Class A(a)	531,313	12,140,502
International Shipholding Corp.	78,559	2,420,403
Knight Transportation Inc.(b)	817,584	13,719,060
Knightsbridge Tankers Ltd.	244,759	3,191,657
Marten Transport Ltd.(a)	220,027	3,753,661
Nordic American Tanker Shipping Ltd.(b)	603,650	17,855,967
Old Dominion Freight Line Inc.(a)	397,869	12,107,154
Pacer International Inc.	500,275	1,931,062
Patriot Transportation Holding Inc.(a)	18,205	1,374,478
PHI Inc.(a)	189,405	3,841,133
Saia Inc.(a)	193,380	3,109,550
Ship Finance International Ltd.(b)	622,213	7,646,998
TBS International Ltd.(a)(b)	192,723	1,676,690
Teekay Tankers Ltd. Class A(b)	149,439	1,247,816
Ultrapetrol (Bahamas) Ltd.(a)	307,297	1,511,901
Universal Truckload Services Inc.	83,992	1,386,708
USA Truck Inc.(a)	111,567	1,416,901
Werner Enterprises Inc.	609,208	11,349,545
YRC Worldwide Inc.(a)(b)	850,806	3,786,087

		224,780,628
TRUCKING & LEASING – 0.17%
Aircastle Ltd.	671,091	6,489,450
AMERCO(a)	127,946	5,867,604
Greenbrier Companies Inc. (The)	239,237	2,801,465
TAL International Group Inc.	216,760	3,082,327
Textainer Group Holdings Ltd.	131,035	2,097,870
Willis Lease Finance Corp.(a)	67,603	924,133

		21,262,849

WATER – 0.40%
American States Water Co.	264,375	9,565,088
Artesian Resources Corp. Class A	89,040	1,497,653
California Water Service Group	281,053	10,944,204
Connecticut Water Service Inc.	122,040	2,732,476
Consolidated Water Co. Ltd.	208,014	3,396,869
Middlesex Water Co.	191,878	2,893,520
Pennichuck Corp.	61,034	1,328,100
PICO Holdings Inc.(a)	323,251	10,780,421
SJW Corp.	184,800	4,222,680
Southwest Water Co.	352,973	1,736,627
York Water Co.	163,647	2,268,147

		51,365,785

TOTAL COMMON STOCKS
(Cost: $16,682,327,206)		12,861,117,565

Security	Shares	Value
WARRANTS – 0.00%

ENERGY - ALTERNATE SOURCES – 0.00%
GreenHunter Energy Inc. (Expires 9/14/11)(a)(b)(c)	4,082	0

		0
TELECOMMUNICATIONS – 0.00%
Lantronix Inc.(a)(c)	1,219	0

		0

TOTAL WARRANTS
(Cost: $0)		0

Security	Shares	Value
SHORT-TERM INVESTMENTS – 9.30%

MONEY MARKET FUNDS – 9.30%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.22%(d)(e)(f)	1,032,532,732	1,032,532,732
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.18%(d)(e)(f)	157,584,558	157,584,558
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.04%(d)(e)	8,319,384	8,319,384

		1,198,436,674

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,198,436,674)		1,198,436,674

TOTAL INVESTMENTS IN SECURITIES – 109.13%
(Cost: $17,880,763,880)	14,059,554,239
Other Assets, Less Liabilities – (9.13)%	(1,176,059,763)

NET ASSETS – 100.00%	$12,883,494,476

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Security valued using Level 3 inputs. See Note 1.

(d)	Affiliated issuer. See Note 2.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

September 30, 2009

Security	Shares	Value
COMMON STOCKS – 99.84%

ADVERTISING – 0.09%
APAC Customer Services Inc.(a)	193,017	$1,140,730
inVentiv Health Inc.(a)	84,907	1,420,494
Marchex Inc. Class B	81,388	399,615

		2,960,839
AEROSPACE & DEFENSE – 0.94%
AAR Corp.(a)	24,987	548,215
AeroVironment Inc.(a)	100,800	2,831,472
Argon ST Inc.(a)	87,564	1,668,094
Esterline Technologies Corp.(a)	73,227	2,871,231
GenCorp Inc.(a)	382,273	2,048,983
HEICO Corp.	174,730	7,576,293
Kaman Corp.	167,662	3,685,211
LMI Aerospace Inc.(a)	32,830	329,285
Orbital Sciences Corp.(a)	426,474	6,384,316
Teledyne Technologies Inc.(a)	89,648	3,226,432

		31,169,532
AGRICULTURE – 0.37%
AgFeed Industries Inc.(a)(b)	208,610	1,113,977
Alico Inc.	24,383	716,616
Alliance One International Inc.(a)	458,776	2,055,316
Cadiz Inc.(a)(b)	94,952	1,110,938
Tejon Ranch Co.(a)	82,484	2,118,189
Universal Corp.	14,094	589,411
Vector Group Ltd.(b)	292,983	4,564,675

		12,269,122
AIRLINES – 0.72%
AirTran Holdings Inc.(a)(b)	906,175	5,663,594
Alaska Air Group Inc.(a)	15,542	416,370
Allegiant Travel Co.(a)(b)	116,361	4,432,191
Hawaiian Holdings Inc.(a)	391,457	3,233,435
Republic Airways Holdings Inc.(a)	52,353	488,454
UAL Corp.(a)(b)	1,024,952	9,450,057

		23,684,101
APPAREL – 2.34%
American Apparel Inc.(a)(b)	249,229	874,794
Carter’s Inc.(a)	336,739	8,990,931
Cherokee Inc.	57,908	1,388,055
Crocs Inc.(a)	227,897	1,515,515
Deckers Outdoor Corp.(a)	99,242	8,420,684
G-III Apparel Group Ltd.(a)	34,536	488,684
Gymboree Corp.(a)	175,123	8,472,451
K-Swiss Inc. Class A	112,079	985,174
Liz Claiborne Inc.(b)	496,915	2,449,791
Maidenform Brands Inc.(a)	143,195	2,299,712

Oxford Industries Inc.	64,935	1,279,220
Steven Madden Ltd.(a)	118,645	4,367,322
Timberland Co. Class A(a)	212,057	2,951,833
True Religion Apparel Inc.(a)(b)	191,261	4,959,398
Volcom Inc.(a)	143,309	2,361,732
Warnaco Group Inc. (The)(a)	346,536	15,199,069
Weyco Group Inc.	53,192	1,218,097
Wolverine World Wide Inc.	372,151	9,244,231

		77,466,693
AUTO MANUFACTURERS – 0.09%
Force Protection Inc.(a)	530,650	2,897,349

		2,897,349
AUTO PARTS & EQUIPMENT – 0.55%
Amerigon Inc. Class A(a)	161,240	1,185,114
ArvinMeritor Inc.	56,601	442,620
ATC Technology Corp.(a)	111,343	2,200,138
China Automotive Systems Inc.(a)	33,117	307,657
Cooper Tire & Rubber Co.	446,095	7,842,350
Dorman Products Inc.(a)	14,008	210,400
Fuel Systems Solutions Inc.(a)(b)	103,336	3,719,063
Standard Motor Products Inc.	63,849	970,505
Wonder Auto Technology Inc.(a)	111,796	1,341,552

		18,219,399
BANKS – 1.28%
Ames National Corp.	22,542	543,488
Arrow Financial Corp.	43,010	1,173,743
Bank of Marin Bancorp	30,878	967,408
Bank of the Ozarks Inc.	6,629	175,867
Bridge Bancorp Inc.	38,656	940,500
Bryn Mawr Bank Corp.	9,499	165,948
Cardinal Financial Corp.	101,847	838,201
Cass Information Systems Inc.	61,821	1,845,975
Cathay General Bancorp	160,826	1,301,082
Centerstate Banks Inc.	29,200	230,388
Citizens Holding Co.	7,506	198,609
City Holding Co.	11,084	330,414
CNB Financial Corp.	31,088	533,781
Enterprise Financial Services Corp.	40,181	371,674
First Financial Bankshares Inc.	85,394	4,223,587
First of Long Island Corp. (The)	6,484	172,410
Great Southern Bancorp Inc.	17,374	411,938
Hancock Holding Co.	24,315	913,515
Metro Bancorp Inc.(a)	8,039	97,835
Nara Bancorp Inc.	59,696	414,887
Orrstown Financial Services Inc.(b)	18,386	710,435
Park National Corp.	4,877	284,524
Peapack-Gladstone Financial Corp.	10,339	166,044
Penns Woods Bancorp Inc.	16,687	534,151
PrivateBancorp Inc.(b)	173,181	4,236,007
Republic Bancorp Inc. Class A	6,781	135,349
S.Y. Bancorp Inc.	35,275	814,500
Signature Bank(a)	248,196	7,197,684
Southside Bancshares Inc.	22,455	505,687
Suffolk Bancorp(b)	48,382	1,432,591
SVB Financial Group(a)	23,514	1,017,451
Texas Capital Bancshares Inc.(a)	25,515	429,673
Tompkins Financial Corp.	23,221	1,014,758
TrustCo Bank Corp. NY	218,294	1,364,338
Westamerica Bancorporation(b)	124,679	6,483,308
Wilshire Bancorp Inc.	9,686	71,095

		42,248,845

BEVERAGES – 0.24%
Boston Beer Co. Inc. Class A(a)	66,735	2,474,534
Coca-Cola Bottling Co. Consolidated	32,003	1,549,905
Diedrich Coffee Inc.(a)(b)	22,127	532,154
Farmer Brothers Co.	21,584	446,789
National Beverage Corp.(a)	41,982	483,213
Peet’s Coffee & Tea Inc.(a)	86,502	2,441,951

		7,928,546
BIOTECHNOLOGY – 5.30%
Acorda Therapeutics Inc.(a)	287,446	6,691,743
Affymax Inc.(a)	104,643	2,499,921
Affymetrix Inc.(a)	464,433	4,077,722
AMAG Pharmaceuticals Inc.(a)	128,658	5,619,781
American Oriental Bioengineering Inc.(a)(b)	170,411	828,197
Arena Pharmaceuticals Inc.(a)(b)	702,952	3,142,195
ARIAD Pharmaceuticals Inc.(a)	817,213	1,814,213
ArQule Inc.(a)	170,199	772,703
ARYx Therapeutics Inc.(a)	158,352	495,642
BioCryst Pharmaceuticals Inc.(a)(b)	160,479	1,322,347
BioMimetic Therapeutics Inc.(a)	101,609	1,240,646
Cambrex Corp.(a)	201,359	1,268,562
Cardium Therapeutics Inc.(a)	296,352	480,090
Celera Corp.(a)	127,169	792,263
Cell Therapeutics Inc.(a)(b)	4,047,874	4,978,885
Celldex Therapeutics Inc.(a)(b)	77,299	424,372
China-Biotics Inc.(a)	55,320	885,120
CryoLife Inc.(a)	194,388	1,549,272
Curis Inc.(a)	484,559	1,133,868
Cytokinetics Inc.(a)	332,414	1,758,470
Cytori Therapeutics Inc.(a)(b)	206,999	817,646
Enzo Biochem Inc.(a)	183,886	1,301,913
Enzon Pharmaceuticals Inc.(a)(b)	343,646	2,835,080
Exelixis Inc.(a)	804,262	5,131,192
Facet Biotech Corp.(a)	33,533	579,786
Genomic Health Inc.(a)	106,703	2,332,528
Geron Corp.(a)(b)	336,072	2,204,632
GTx Inc.(a)(b)	143,538	1,837,286
Halozyme Therapeutics Inc.(a)	510,351	3,628,596
Harvard Bioscience Inc.(a)	177,331	672,085
Human Genome Sciences Inc.(a)	1,231,822	23,182,890
Idera Pharmaceuticals Inc.(a)(b)	161,120	1,193,899
ImmunoGen Inc.(a)	432,487	3,507,470
Immunomedics Inc.(a)	491,660	2,713,963
Incyte Corp.(a)	542,009	3,658,561
Integra LifeSciences Holdings Corp.(a)	142,173	4,855,208
InterMune Inc.(a)(b)	288,152	4,590,261
Lexicon Pharmaceuticals Inc.(a)	327,966	698,568
Martek Biosciences Corp.(a)	45,111	1,019,058
Maxygen Inc.(a)	161,488	1,080,355
Micromet Inc.(a)	435,091	2,897,706
Molecular Insight Pharmaceuticals Inc.(a)(b)	126,303	698,456
Momenta Pharmaceuticals Inc.(a)	266,904	2,831,851
Nanosphere Inc.(a)	78,125	559,375
Nektar Therapeutics(a)	699,749	6,815,555
Novavax Inc.(a)(b)	505,661	2,002,418
OncoGenex Pharmaceutical Inc.(a)	32,823	1,181,628
Optimer Pharmaceuticals Inc.(a)	217,259	2,939,514
Orexigen Therapeutics Inc.(a)	199,944	1,969,448
Oxigene Inc.(a)	276,528	392,670
PDL BioPharma Inc.	903,989	7,123,433

Protalix BioTherapeutics Inc.(a)	260,409	2,150,978
Regeneron Pharmaceuticals Inc.(a)	476,993	9,205,965
Repligen Corp.(a)	228,557	1,145,071
RTI Biologics Inc.(a)	148,297	645,092
Sangamo BioSciences Inc.(a)(b)	311,758	2,559,533
Savient Pharmaceuticals Inc.(a)	459,974	6,991,605
Seattle Genetics Inc.(a)	629,703	8,834,733
Sequenom Inc.(a)(b)	463,780	1,498,009
StemCells Inc.(a)(b)	784,653	1,278,984
SuperGen Inc.(a)	288,319	769,812
Vical Inc.(a)(b)	319,683	1,361,850

		175,470,675
BUILDING MATERIALS – 0.49%
AAON Inc.	94,746	1,902,500
Apogee Enterprises Inc.	14,389	216,123
Broadwind Energy Inc.(a)(b)	236,954	1,869,567
Builders FirstSource Inc.(a)(b)	87,409	381,103
Drew Industries Inc.(a)	84,281	1,828,055
NCI Building Systems Inc.(a)(b)	26,204	83,853
Quanex Building Products Corp.	167,728	2,408,574
Simpson Manufacturing Co. Inc.	222,913	5,630,782
Trex Co. Inc.(a)(b)	103,614	1,885,775

		16,206,332
CHEMICALS – 0.91%
American Vanguard Corp.	18,529	153,976
Arch Chemicals Inc.	30,051	901,229
Balchem Corp.	139,094	3,658,172
Chase Corp.	5,930	69,381
China Green Agriculture Inc.(a)(b)	75,132	880,547
Hawkins Inc.(b)	62,779	1,466,517
Landec Corp.(a)	195,437	1,250,797
NewMarket Corp.	76,139	7,083,973
NL Industries Inc.	45,948	307,852
Olin Corp.	55,911	975,088
OMNOVA Solutions Inc.(a)	331,685	2,149,319
PolyOne Corp.(a)	125,444	836,711
Stepan Co.	51,043	3,066,663
Symyx Technologies Inc.(a)	202,181	1,338,438
W.R. Grace & Co.(a)	161,480	3,510,575
Zep Inc.	163,506	2,656,973

		30,306,211
COAL – 0.12%
James River Coal Co.(a)	209,436	4,002,322
Westmoreland Coal Co.(a)	15,719	127,795

		4,130,117
COMMERCIAL SERVICES – 8.70%
ABM Industries Inc.	78,841	1,658,815
Administaff Inc.	159,898	4,200,520
Advance America Cash Advance Centers Inc.	312,475	1,749,860
Advisory Board Co. (The)(a)	117,529	2,954,679
American Caresource Holdings Inc.(a)	80,780	353,009
American Public Education Inc.(a)	136,964	4,758,129
AMN Healthcare Services Inc.(a)	247,886	2,357,396
Arbitron Inc.	200,882	4,170,310
Avis Budget Group Inc.(a)	448,322	5,989,582
Bridgepoint Education Inc.(a)	105,277	1,606,527
Capella Education Co.(a)	110,123	7,415,683
Cardtronics Inc.(a)	76,756	600,232
CBIZ Inc.(a)	332,612	2,481,286

CDI Corp.	10,643	149,534
Cenveo Inc.(a)	403,666	2,793,369
Chemed Corp.	170,791	7,496,017
ChinaCast Education Corp.(a)	223,219	1,622,802
Coinstar Inc.(a)	228,423	7,533,391
Corinthian Colleges Inc.(a)	605,740	11,242,534
Corporate Executive Board Co. (The)	257,638	6,415,186
CorVel Corp.(a)	56,418	1,602,271
CoStar Group Inc.(a)(b)	150,226	6,192,316
CPI Corp.	38,290	477,476
CRA International Inc.(a)	70,340	1,919,579
Cross Country Healthcare Inc.(a)	21,257	197,903
Deluxe Corp.	210,919	3,606,715
Diamond Management & Technology Consultants Inc.	170,513	1,168,014
Dollar Financial Corp.(a)	155,870	2,497,037
DynCorp International Inc.(a)	26,572	478,296
Emergency Medical Services Corp. Class A(a)(b)	75,395	3,505,868
Euronet Worldwide Inc.(a)	322,313	7,745,181
ExlService Holdings Inc.(a)	113,390	1,684,975
Exponent Inc.(a)	103,343	2,911,172
Forrester Research Inc.(a)	118,425	3,154,842
Franklin Covey Co.(a)	80,829	472,850
Gartner Inc.(a)(b)	448,194	8,188,504
GEO Group Inc. (The)(a)	310,340	6,259,558
Global Cash Access Inc.(a)	256,340	1,873,845
Grand Canyon Education Inc.(a)	119,785	2,135,767
Great Lakes Dredge & Dock Corp.	282,675	1,973,072
Hackett Group Inc. (The)(a)	146,227	424,058
Healthcare Services Group Inc.	327,080	6,005,189
Heartland Payment Systems Inc.	284,182	4,123,481
Hill International Inc.(a)	166,926	1,185,175
HMS Holdings Corp.(a)	195,709	7,481,955
Huron Consulting Group Inc.(a)	162,676	4,201,921
ICF International Inc.(a)	66,902	2,028,469
ICT Group Inc.(a)	56,673	595,067
K12 Inc.(a)(b)	179,083	2,951,288
Kelly Services Inc. Class A	21,212	260,908
Kendle International Inc.(a)	23,812	398,137
Kenexa Corp.(a)	171,147	2,307,062
Korn/Ferry International(a)	20,236	295,243
Landauer Inc.	42,626	2,343,577
Learning Tree International Inc.(a)	56,797	646,918
Lincoln Educational Services Corp.(a)	73,572	1,683,327
Mac-Gray Corp.(a)	15,514	167,241
MAXIMUS Inc.	121,259	5,650,669
McGrath RentCorp	24,880	529,198
Medifast Inc.(a)(b)	98,633	2,142,309
Michael Baker Corp.(a)	59,564	2,164,556
Midas Inc.(a)	106,657	1,002,576
Monro Muffler Brake Inc.	126,564	4,023,470
Multi-Color Corp.	71,445	1,102,396
National Research Corp.	12,685	306,089
Navigant Consulting Inc.(a)	376,930	5,088,555
Net 1 UEPS Technologies Inc.(a)	234,346	4,911,892
Nobel Learning Communities Inc.(a)	28,120	263,766
Odyssey Marine Exploration Inc.(a)	406,250	755,625
On Assignment Inc.(a)	29,829	174,500
PAREXEL International Corp.(a)	434,832	5,909,367
Pre-Paid Legal Services Inc.(a)	55,892	2,839,314
Princeton Review Inc. (The)(a)(b)	110,952	465,998
Providence Service Corp. (The)(a)	80,502	938,653
QC Holdings Inc.	26,281	177,397
Resources Connection Inc.(a)	340,471	5,808,435

Rewards Network Inc.(a)	16,393	225,240
RiskMetrics Group Inc.(a)	166,924	2,440,429
Rollins Inc.	331,407	6,247,022
RSC Holdings Inc.(a)(b)	371,859	2,703,415
Saba Software Inc.(a)	187,094	787,666
Sotheby’s	464,663	8,006,144
Standard Parking Corp.(a)	10,756	188,122
StarTek Inc.(a)	16,228	140,859
Steiner Leisure Ltd.(a)	54,683	1,955,464
SuccessFactors Inc.(a)(b)	280,944	3,952,882
Team Inc.(a)	135,672	2,299,640
TeleTech Holdings Inc.(a)	246,210	4,200,343
Ticketmaster Entertainment Inc.(a)	285,741	3,340,312
TNS Inc.(a)	190,289	5,213,919
Transcend Services Inc.(a)	47,690	833,144
Universal Technical Institute Inc.(a)	149,816	2,951,375
Valassis Communications Inc.(a)	297,302	5,315,760
Viad Corp.	16,992	338,311
Watson Wyatt Worldwide Inc. Class A	264,246	11,510,556
Wright Express Corp.(a)	290,242	8,565,041

		288,163,527
COMPUTERS – 3.76%
CACI International Inc. Class A(a)	25,929	1,225,664
Compellent Technologies Inc.(a)	127,586	2,302,927
Computer Task Group Inc.(a)	73,302	594,479
Cray Inc.(a)	187,003	1,557,735
Echelon Corp.(a)(b)	175,253	2,255,506
eLoyalty Corp.(a)(b)	49,800	398,898
Furmanite Corp.(a)	186,247	802,725
iGATE Corp.	172,411	1,479,286
Imation Corp.	21,615	200,371
Immersion Corp.(a)	209,350	896,018
Innodata Isogen Inc.(a)	163,111	1,296,732
Integral Systems Inc.(a)	34,529	238,250
Isilon Systems Inc.(a)	197,033	1,201,901
Jack Henry & Associates Inc.	634,169	14,883,946
Limelight Networks Inc.(a)	247,172	1,003,518
LivePerson Inc.(a)	313,923	1,582,172
Manhattan Associates Inc.(a)	174,778	3,530,516
Maxwell Technologies Inc.(a)	169,125	3,116,974
Mentor Graphics Corp.(a)	58,919	548,536
MTS Systems Corp.	13,459	393,137
NCI Inc. Class A(a)	49,401	1,415,833
Netezza Corp.(a)	357,677	4,020,289
NetScout Systems Inc.(a)	162,423	2,194,335
Palm Inc.(a)(b)	1,108,646	19,323,700
PAR Technology Corp.(a)	43,751	279,131
Perot Systems Corp. Class A(a)	132,988	3,949,744
Quantum Corp.(a)	1,594,630	2,009,234
Radiant Systems Inc.(a)	208,225	2,236,337
RadiSys Corp.(a)	177,149	1,539,425
Riverbed Technology Inc.(a)	414,187	9,095,547
Sigma Designs Inc.(a)(b)	145,606	2,115,655
Silicon Graphics International Corp.(a)	24,042	161,322
SRA International Inc. Class A(a)	89,785	1,938,458
STEC Inc.(a)(b)	186,939	5,494,137
Stratasys Inc.(a)	152,267	2,612,902
Super Micro Computer Inc.(a)	118,780	1,004,879
Sykes Enterprises Inc.(a)	261,714	5,448,885
Synaptics Inc.(a)(b)	259,389	6,536,603
Syntel Inc.	97,113	4,635,204

3D Systems Corp.(a)	97,998	904,522

3PAR Inc.(a)	206,832	2,281,357
Tier Technologies Inc. Class B(a)	69,591	590,132
Tyler Technologies Inc.(a)	236,933	4,049,185
Unisys Corp.(a)	158,595	423,449
Virtusa Corp.(a)	71,440	677,966

		124,447,522
COSMETICS & PERSONAL CARE – 0.48%
Bare Escentuals Inc.(a)	500,085	5,946,011
Chattem Inc.(a)	138,550	9,201,106
Inter Parfums Inc.	20,596	251,477
Revlon Inc. Class A(a)	70,324	341,775

		15,740,369
DISTRIBUTION & WHOLESALE – 1.26%
Beacon Roofing Supply Inc.(a)	281,935	4,505,321
BMP Sunstone Corp.(a)(b)	224,614	914,179
Brightpoint Inc.(a)	379,696	3,322,340
Chindex International Inc.(a)	92,957	1,169,399
Core-Mark Holding Co. Inc.(a)	20,262	579,493
Houston Wire & Cable Co.	58,931	651,188
MWI Veterinary Supply Inc.(a)	81,719	3,264,674
Owens & Minor Inc.	252,159	11,410,195
Pool Corp.	197,771	4,394,472
Rentrak Corp.(a)	70,325	1,256,005
ScanSource Inc.(a)	11,701	331,372
Watsco Inc.	184,915	9,968,768

		41,767,406
DIVERSIFIED FINANCIAL SERVICES – 1.94%
Asset Acceptance Capital Corp.(a)(b)	44,491	322,560
BGC Partners Inc. Class A	165,521	708,430
Broadpoint Gleacher Securities Inc.(a)	394,341	3,288,804
Calamos Asset Management Inc. Class A	11,554	150,895
Cohen & Steers Inc.(b)	61,547	1,477,128
CompuCredit Holdings Corp.(a)(b)	58,930	277,560
Credit Acceptance Corp.(a)	42,212	1,358,804
Diamond Hill Investment Group Inc.(a)	14,561	844,101
Duff & Phelps Corp. Class A	123,017	2,357,006
Epoch Holding Corp.	84,519	739,541
Evercore Partners Inc. Class A	23,188	677,553
FBR Capital Markets Corp.(a)	11,794	69,938
Financial Federal Corp.	70,774	1,746,702
GAMCO Investors Inc. Class A	32,147	1,469,118
GFI Group Inc.	492,119	3,558,020
International Assets Holding Corp.(a)	30,406	502,003
JMP Group Inc.	10,803	104,357
KBW Inc.(a)	122,906	3,960,031
Knight Capital Group Inc. Class A(a)	357,278	7,770,797
MarketAxess Holdings Inc.(a)	240,697	2,900,399
MF Global Ltd.(a)	219,316	1,594,427
Nelnet Inc. Class A(a)	44,366	551,913
NewStar Financial Inc.(a)	52,667	173,274
optionsXpress Holdings Inc.	319,065	5,513,443
Penson Worldwide Inc.(a)	91,756	893,703
Portfolio Recovery Associates Inc.(a)(b)	115,896	5,253,566
Pzena Investment Management Inc. Class A(a)(b)	58,726	479,791
Stifel Financial Corp.(a)	227,754	12,503,695
SWS Group Inc.	11,094	159,754
Teton Advisors Inc.(c)	262	0
Thomas Weisel Partners Group Inc.(a)	16,500	88,110
TradeStation Group Inc.(a)	64,982	529,603
U.S. Global Investors Inc. Class A	84,588	1,042,970
Westwood Holdings Group Inc.	37,405	1,297,954

		64,365,950

ELECTRIC – 0.14%
EnerNOC Inc.(a)(b)	106,430	3,529,219
Pike Electric Corp.(a)	58,285	698,254
U.S. Geothermal Inc.(a)	362,717	565,839

		4,793,312
ELECTRICAL COMPONENTS & EQUIPMENT – 1.15%
Advanced Battery Technologies Inc.(a)(b)	388,482	1,686,012
Advanced Energy Industries Inc.(a)	196,532	2,798,616
American Superconductor Corp.(a)(b)	328,532	11,018,963
Energy Conversion Devices Inc.(a)(b)	293,233	3,395,638
GrafTech International Ltd.(a)	352,530	5,182,191
Graham Corp.	50,320	782,476
Greatbatch Inc.(a)	126,135	2,834,253
Harbin Electric Inc.(a)	113,428	1,914,665
NIVS IntelliMedia Technology Group Inc.(a)	62,692	168,015
Powell Industries Inc.(a)	59,058	2,267,237
Power-One Inc.(a)(b)	57,879	112,864
PowerSecure International Inc.(a)	37,422	253,721
SatCon Technology Corp.(a)	446,841	764,098
SmartHeat Inc.(a)(b)	68,202	809,558
Ultralife Corp.(a)	86,387	523,505
Universal Display Corp.(a)(b)	221,757	2,647,779
Valence Technology Inc.(a)(b)	324,144	583,459
Vicor Corp.(a)	58,622	452,562

		38,195,612
ELECTRONICS – 2.37%
American Science and Engineering Inc.	69,084	4,700,475
Analogic Corp.	63,020	2,333,000
Badger Meter Inc.	111,771	4,324,420
Benchmark Electronics Inc.(a)	56,622	1,019,196
Checkpoint Systems Inc.(a)	70,755	1,163,212
China Security & Surveillance Technology Inc.(a)(b)	219,739	1,568,936
Cogent Inc.(a)	323,675	3,269,118
CTS Corp.	13,564	126,145
Cubic Corp.	117,798	4,649,487
Daktronics Inc.	221,102	1,894,844
DDi Corp.(a)	17,144	72,862
Dionex Corp.(a)	133,816	8,694,026
FARO Technologies Inc.(a)	114,913	1,974,205
FEI Co.(a)	260,578	6,423,248
ICx Technologies Inc.(a)	48,927	289,648
II-VI Inc.(a)	128,026	3,256,981
L-1 Identity Solutions Inc.(a)	444,268	3,105,433
LaBarge Inc.(a)	74,599	839,239
MEMSIC Inc.(a)	9,898	37,118
Methode Electronics Inc.	31,220	270,677
Multi-Fineline Electronix Inc.(a)	74,572	2,140,962
NVE Corp.(a)(b)	35,470	1,885,585
OSI Systems Inc.(a)	91,938	1,681,546
Park Electrochemical Corp.	97,406	2,401,058
Plexus Corp.(a)	100,264	2,640,954
RAE Systems Inc.(a)	309,716	340,688
Rofin-Sinar Technologies Inc.(a)	97,225	2,232,286
Rogers Corp.(a)	26,471	793,336
SRS Labs Inc.(a)	88,415	646,314
Taser International Inc.(a)	469,796	2,217,437
Varian Inc.(a)	50,346	2,570,667
Woodward Governor Co.	367,343	8,911,741

		78,474,844

ENERGY - ALTERNATE SOURCES – 0.45%
Ascent Solar Technologies Inc.(a)(b)	21,649	163,233
Clean Energy Fuels Corp.(a)	270,306	3,895,109
Comverge Inc.(a)(b)	143,187	1,748,313
Ener1 Inc.(a)	359,590	2,488,363
Evergreen Energy Inc.(a)(b)	991,893	614,974
Evergreen Solar Inc.(a)(b)	758,024	1,455,406
FuelCell Energy Inc.(a)	452,510	1,932,218
GT Solar International Inc.(a)(b)	236,198	1,372,310
Syntroleum Corp.(a)	472,444	1,275,599

		14,945,525
ENGINEERING & CONSTRUCTION – 0.50%
Argan Inc.(a)	56,407	758,110
EMCOR Group Inc.(a)	156,766	3,969,315
ENGlobal Corp.(a)	132,833	547,272
Granite Construction Inc.	35,159	1,087,819
MYR Group Inc.(a)	130,708	2,756,632
Orion Marine Group Inc.(a)	203,004	4,169,702
Stanley Inc.(a)	87,065	2,239,312
Sterling Construction Co. Inc.(a)	8,092	144,928
VSE Corp.	24,596	959,490

		16,632,580
ENTERTAINMENT – 0.85%
Bally Technologies Inc.(a)	412,198	15,816,037
Carmike Cinemas Inc.(a)	68,216	689,664
Cinemark Holdings Inc.	221,738	2,297,206
Dover Downs Gaming & Entertainment Inc.	104,611	596,283
Great Wolf Resorts Inc.(a)	20,096	71,743
Isle of Capri Casinos Inc.(a)	117,768	1,388,485
Lakes Entertainment Inc.(a)	50,147	168,494
National CineMedia Inc.	20,147	341,895
Pinnacle Entertainment Inc.(a)	241,320	2,459,051
Reading International Inc. Class A(a)	26,126	107,378
Shuffle Master Inc.(a)	406,923	3,833,215
Youbet.com Inc.(a)	207,029	434,761

		28,204,212
ENVIRONMENTAL CONTROL – 1.34%
American Ecology Corp.	137,679	2,574,597
Calgon Carbon Corp.(a)	413,717	6,135,423
Clean Harbors Inc.(a)	154,132	8,671,466
Darling International Inc.(a)	620,403	4,559,962
Energy Recovery Inc.(a)(b)	254,888	1,483,448
EnergySolutions Inc.	52,728	486,152
Fuel Tech Inc.(a)(b)	106,724	1,195,309
Heritage-Crystal Clean Inc.(a)	19,549	249,250
Met-Pro Corp.	86,963	842,671
Mine Safety Appliances Co.	186,260	5,124,013
Perma-Fix Environmental Services Inc.(a)	410,918	961,548
Tetra Tech Inc.(a)	455,755	12,091,180
Waste Services Inc.(a)	15,995	73,897

		44,448,916
FOOD – 1.62%
American Dairy Inc.(a)(b)	74,110	2,099,536
American Italian Pasta Co. Class A(a)	113,035	3,072,291
Arden Group Inc. Class A	9,059	1,082,551
B&G Foods Inc. Class A	62,779	514,160
Benihana Inc. Class A(a)	47,821	274,014

Calavo Growers Inc.	79,183	1,502,893
Cal-Maine Foods Inc.(b)	102,682	2,748,797
Diamond Foods Inc.	97,788	3,101,835
Frisch’s Restaurants Inc.	2,723	70,471
Hain Celestial Group Inc.(a)	82,615	1,583,730
HQ Sustainable Maritime Industries Inc.(a)	62,497	549,974
J&J Snack Foods Corp.	106,921	4,617,918
Lance Inc.	209,794	5,416,881
Lifeway Foods Inc.(a)	36,942	405,993
Overhill Farms Inc.(a)	120,442	728,674
Ruddick Corp.	58,462	1,556,258
Sanderson Farms Inc.	153,781	5,788,317
Smart Balance Inc.(a)	367,538	2,256,683
Tootsie Roll Industries Inc.	183,278	4,358,351
United Natural Foods Inc.(a)	324,917	7,772,015
Village Super Market Inc. Class A	43,932	1,294,676
Weis Markets Inc.	15,419	492,637
Zhongpin Inc.(a)(b)	156,120	2,298,086

		53,586,741
FOREST PRODUCTS & PAPER – 0.67%
Boise Inc.(a)	106,206	560,768
Clearwater Paper Corp.(a)	7,471	308,776
Deltic Timber Corp.	62,511	2,861,128
Orchids Paper Products Co.(a)(b)	41,008	820,160
Potlatch Corp.	157,126	4,470,235
Rock-Tenn Co. Class A	253,951	11,963,632
Wausau Paper Corp.	123,970	1,239,700

		22,224,399
GAS – 0.11%
New Jersey Resources Corp.	51,124	1,856,312
Piedmont Natural Gas Co.	34,723	831,269
South Jersey Industries Inc.	26,304	928,531

		3,616,112
HAND & MACHINE TOOLS – 0.12%
Baldor Electric Co.	68,866	1,882,796
K-Tron International Inc.(a)	14,452	1,375,975
Raser Technologies Inc.(a)(b)	387,653	593,109

		3,851,880
HEALTH CARE - PRODUCTS – 7.24%
Abaxis Inc.(a)	165,223	4,419,715
ABIOMED Inc.(a)	233,779	2,269,994
Accuray Inc.(a)	300,878	1,955,707
Align Technology Inc.(a)	440,610	6,265,474
Alphatec Holdings Inc.(a)	247,618	1,139,043
American Medical Systems Holdings Inc.(a)	558,541	9,450,514
AngioDynamics Inc.(a)	52,483	723,216
Aspect Medical Systems Inc.(a)	13,694	164,054
Atrion Corp.	11,256	1,625,366
ATS Medical Inc.(a)	360,403	965,880
Bovie Medical Corp.(a)(b)	126,857	995,827
Bruker Corp.(a)	370,907	3,957,578
Cantel Medical Corp.(a)	68,538	1,032,182
Cardiac Science Corp.(a)	17,409	69,636
CardioNet Inc.(a)	178,326	1,198,351
Cardiovascular Systems Inc.(a)(b)	68,299	496,534
Cepheid Inc.(a)	438,018	5,790,598
Clinical Data Inc.(a)(b)	86,383	1,440,005
Conceptus Inc.(a)	231,511	4,292,214
Cutera Inc.(a)	28,885	249,855

Cyberonics Inc.(a)	207,381	3,305,653
Delcath Systems Inc.(a)(b)	172,597	847,451
DexCom Inc.(a)	348,260	2,761,702
Electro-Optical Sciences Inc.(a)(b)	151,470	1,451,083
Endologix Inc.(a)	364,032	2,253,358
EnteroMedics Inc.(a)(b)	116,065	555,951
Exactech Inc.(a)	61,842	973,393
Female Health Co. (The)(a)(b)	120,929	610,691
Haemonetics Corp.(a)	193,939	10,883,857
Hanger Orthopedic Group Inc.(a)	35,751	495,866
Hansen Medical Inc.(a)(b)	157,328	550,648
HeartWare International Inc.(a)(b)	40,574	1,216,814
Home Diagnostics Inc.(a)	26,101	176,443
ICU Medical Inc.(a)	96,418	3,553,967
Immucor Inc.(a)	533,024	9,434,525
Insulet Corp.(a)(b)	197,619	2,219,261
Invacare Corp.	95,175	2,120,499
IRIS International Inc.(a)	133,707	1,510,889
Kensey Nash Corp.(a)	62,369	1,805,583
LCA-Vision Inc.(a)	80,150	561,852
Luminex Corp.(a)	312,734	5,316,478
MAKO Surgical Corp.(a)(b)	130,365	1,141,997
Masimo Corp.(a)	383,851	10,056,896
Medical Action Industries Inc.(a)	85,303	1,029,607
Merge Healthcare Inc.(a)	207,535	852,969
Meridian Bioscience Inc.	306,438	7,664,014
Merit Medical Systems Inc.(a)	211,815	3,670,754
Metabolix Inc.(a)(b)	146,776	1,508,857
Microvision Inc.(a)(b)	576,010	3,173,815
Micrus Endovascular Corp.(a)	119,030	1,541,439
Natus Medical Inc.(a)	157,712	2,433,496
NuVasive Inc.(a)(b)	275,854	11,519,663
NxStage Medical Inc.(a)(b)	170,547	1,140,959
OraSure Technologies Inc.(a)	321,195	931,466
Orthofix International NV(a)	129,750	3,813,353
Orthovita Inc.(a)	501,585	2,201,958
Palomar Medical Technologies Inc.(a)	98,532	1,597,204
PSS World Medical Inc.(a)	449,293	9,808,066
Quidel Corp.(a)	195,417	3,171,618
Rochester Medical Corp.(a)	74,208	893,464
Rockwell Medical Technologies Inc.(a)	107,593	837,074
Sirona Dental Systems Inc.(a)	128,582	3,825,315
Somanetics Corp.(a)	90,449	1,458,038
SonoSite Inc.(a)	129,970	3,439,006
Spectranetics Corp.(a)	240,511	1,541,676
Stereotaxis Inc.(a)(b)	198,579	885,662
Steris Corp.	442,424	13,471,811
SurModics Inc.(a)	116,891	2,875,519
Symmetry Medical Inc.(a)	60,095	623,185
Synovis Life Technologies Inc.(a)	88,003	1,214,441
Thoratec Corp.(a)	427,324	12,935,097
TomoTherapy Inc.(a)	166,266	719,932
TranS1 Inc.(a)	99,887	480,456
Utah Medical Products Inc.	24,454	716,991
Vascular Solutions Inc.(a)	123,082	1,017,888
Vital Images Inc.(a)	75,352	943,407
Volcano Corp.(a)	275,955	4,641,563
West Pharmaceutical Services Inc.	247,904	10,067,381
Wright Medical Group Inc.(a)	287,113	5,127,838
Young Innovations Inc.	29,326	771,567
Zoll Medical Corp.(a)	138,969	2,990,613

		239,843,762

HEALTH CARE - SERVICES – 2.61%
Air Methods Corp.(a)	82,390	2,683,442
Alliance Healthcare Services Inc.(a)	180,443	1,021,307
Allied Healthcare International Inc.(a)	57,544	161,123
Almost Family Inc.(a)	54,651	1,625,867
Amedisys Inc.(a)(b)	195,366	8,523,819
America Service Group Inc.	62,891	1,040,217
American Dental Partners Inc.(a)	41,292	578,088
AMERIGROUP Corp.(a)	400,217	8,872,811
athenahealth Inc.(a)(b)	253,454	9,725,030
Bio-Reference Laboratories Inc.(a)	89,701	3,085,714
Centene Corp.(a)	177,013	3,352,626
Continucare Corp.(a)	191,667	578,834
Emeritus Corp.(a)	150,246	3,297,900
Ensign Group Inc. (The)	81,877	1,148,734
Genoptix Inc.(a)	127,037	4,418,347
Gentiva Health Services Inc.(a)	85,886	2,148,009
HealthSouth Corp.(a)(b)	668,229	10,451,102
Healthways Inc.(a)	13,286	203,542
IPC The Hospitalist Co. Inc.(a)	122,078	3,839,353
LHC Group Inc.(a)	114,993	3,441,741
Life Sciences Research Inc.(a)	70,488	561,084
Metropolitan Health Networks Inc.(a)	307,585	670,535
National Healthcare Corp.	26,488	987,738
NovaMed Inc.(a)(b)	91,260	413,408
Odyssey Healthcare Inc.(a)	124,472	1,555,900
Psychiatric Solutions Inc.(a)	288,459	7,719,163
RadNet Inc.(a)(b)	203,848	527,966
RehabCare Group Inc.(a)	110,287	2,392,125
Triple-S Management Corp. Class B(a)	7,912	132,684
U.S. Physical Therapy Inc.(a)	40,473	609,928
Virtual Radiologic Corp.(a)(b)	46,386	604,410

		86,372,547
HOLDING COMPANIES - DIVERSIFIED – 0.01%
Primoris Services Corp.(b)	62,163	448,195

		448,195
HOME BUILDERS – 0.04%
Hovnanian Enterprises Inc. Class A(a)(b)	211,632	812,667
M/I Homes Inc.(a)	16,493	224,140
Winnebago Industries Inc.(a)	28,254	415,616

		1,452,423
HOME FURNISHINGS – 0.73%
DTS Inc.(a)(b)	131,873	3,610,683
Sealy Corp.(a)	56,700	181,440
Tempur-Pedic International Inc.(a)	566,777	10,734,756
TiVo Inc.(a)	790,542	8,190,015
Universal Electronics Inc.(a)	77,111	1,574,607

		24,291,501
HOUSEHOLD PRODUCTS & WARES – 0.97%
Blyth Inc.	3,570	138,266
Fossil Inc.(a)	354,953	10,098,413
Standard Register Co. (The)	100,355	590,087
Tupperware Brands Corp.	473,935	18,919,485
WD-40 Co.	87,125	2,474,350

		32,220,601
HOUSEWARES – 0.10%
National Presto Industries Inc.	36,346	3,144,292

		3,144,292

INSURANCE – 0.61%
American Safety Insurance Holdings Ltd.(a)	7,106	112,275
AmTrust Financial Services Inc.	23,974	273,543
Assured Guaranty Ltd.	98,509	1,913,045
Citizens Inc.(a)(b)	187,200	1,186,848
Crawford & Co. Class B(a)	126,680	558,659
eHealth Inc.(a)	187,698	2,725,375
FBL Financial Group Inc. Class A	41,706	810,348
First Mercury Financial Corp.	52,140	694,505
Hallmark Financial Services Inc.(a)	8,463	68,127
Life Partners Holdings Inc.(b)	55,850	999,715
Phoenix Companies Inc. (The) (a)	94,118	305,884
RLI Corp.	58,927	3,110,167
Safety Insurance Group Inc.	12,510	411,829
Tower Group Inc.	271,492	6,621,690
Universal Insurance Holdings Inc.	62,617	314,964

		20,106,974
INTERNET – 5.36%
AboveNet Inc.(a)	93,165	4,542,725
ActivIdentity Corp.(a)	116,185	321,832
Ariba Inc.(a)	660,989	7,667,472
Art Technology Group Inc.(a)	960,268	3,706,634
AsiaInfo Holdings Inc.(a)	221,376	4,420,879
Avocent Corp.(a)	44,676	905,583
Blue Coat Systems Inc.(a)	298,612	6,745,645
Blue Nile Inc.(a)(b)	95,686	5,944,014
China Information Security Technology Inc.(a)	176,999	980,574
Chordiant Software Inc.(a)	229,636	893,284
Cogent Communications Group Inc.(a)(b)	336,259	3,799,727
comScore Inc.(a)	163,688	2,948,021
Constant Contact Inc.(a)	181,764	3,498,957
CyberSource Corp.(a)	522,771	8,714,593
DealerTrack Holdings Inc.(a)	284,116	5,372,634
Dice Holdings Inc.(a)	116,606	764,935
Digital River Inc.(a)	232,860	9,388,915
Drugstore.com Inc.(a)	650,066	1,579,660
EarthLink Inc.	99,537	837,106
ePlus Inc.(a)	1,933	30,058
eResearchTechnology Inc.(a)	323,354	2,263,478
Global Sources Ltd.(a)	15,734	108,093
GSI Commerce Inc.(a)	210,248	4,059,889
Health Grades Inc.(a)	180,921	895,559
i2 Technologies Inc.(a)(b)	100,197	1,607,160
iMergent Inc.	59,706	470,483
InfoSpace Inc.(a)	150,371	1,163,872
Internet Brands Inc. Class A(a)	109,919	877,154
Internet Capital Group Inc.(a)	164,247	1,373,105
j2 Global Communications Inc.(a)	309,713	7,126,496
Keynote Systems Inc.(a)	46,546	438,929
Knot Inc. (The)(a)	228,148	2,491,376
Lionbridge Technologies Inc.(a)	428,164	1,113,226
Liquidity Services Inc.(a)	114,151	1,178,038
LoopNet Inc.(a)(b)	150,069	1,356,624
MercadoLibre Inc.(a)(b)	195,440	7,516,622
ModusLink Global Solutions Inc.(a)	19,322	156,315
Move Inc.(a)	1,169,903	3,158,738
NIC Inc.	382,331	3,398,923
NutriSystem Inc.(b)	232,966	3,555,061
1-800-FLOWERS.COM Inc.(a)	34,040	117,438
Online Resources Corp.(a)	126,925	783,127
OpenTable Inc.(a)(b)	22,971	633,081

Openwave Systems Inc.(a)	188,037	488,896
Orbitz Worldwide Inc.(a)	122,284	755,715
Overstock.com Inc.(a)(b)	118,858	1,743,647
PCTEL Inc.(a)	18,573	116,081
Perficient Inc.(a)	47,346	391,551
Rackspace Hosting Inc.(a)	502,445	8,571,712
RealNetworks Inc.(a)	325,112	1,209,417
RightNow Technologies Inc.(a)	165,314	2,387,134
S1 Corp.(a)	400,870	2,477,377
Safeguard Scientifics Inc.(a)	58,162	638,037
Sapient Corp.(a)	637,041	5,121,810
Shutterfly Inc.(a)	22,324	371,248
SonicWALL Inc.(a)	29,843	250,681
Sourcefire Inc.(a)	167,932	3,605,500
Stamps.com Inc.(a)	77,627	718,050
Support.com Inc.(a)	81,668	196,003
TeleCommunication Systems Inc.(a)	290,490	2,428,496
Terremark Worldwide Inc.(a)	438,837	2,729,566
TIBCO Software Inc.(a)	480,679	4,561,644
Travelzoo Inc.(a)(b)	42,252	597,021
US Auto Parts Network Inc.(a)	8,959	48,827
ValueClick Inc.(a)	658,123	8,680,642
Vasco Data Security International Inc.(a)	158,202	1,173,859
Vocus Inc.(a)(b)	124,698	2,604,941
Websense Inc.(a)	334,695	5,622,876
Zix Corp.(a)	481,959	1,060,310

		177,457,076
INVESTMENT COMPANIES – 0.02%
Kohlberg Capital Corp.	15,019	90,565
Main Street Capital Corp.	33,886	482,198
PennyMac Mortgage Investment Trust(a)	9,814	195,397

		768,160
IRON & STEEL – 0.01%
General Steel Holdings Inc.(a)(b)	62,188	241,911

		241,911
LEISURE TIME – 0.52%
Ambassadors Group Inc.	142,722	2,233,599
Interval Leisure Group Inc.(a)	282,135	3,521,045
Life Time Fitness Inc.(a)	26,579	745,541
Multimedia Games Inc.(a)	54,020	276,582
Polaris Industries Inc.(b)	231,686	9,448,155
Town Sports International Holdings Inc.(a)	98,171	246,409
Universal Travel Group(a)	67,886	875,729

		17,347,060
LODGING – 0.13%
Ameristar Casinos Inc.	194,195	3,064,397
Marcus Corp.	13,406	171,463
Monarch Casino & Resort Inc.(a)	50,553	543,950
Morgans Hotel Group Co.(a)	110,659	599,772

		4,379,582
MACHINERY – 0.97%
Altra Holdings Inc.(a)	27,129	303,574
Bolt Technology Corp.(a)	21,750	273,398
Cognex Corp.	54,573	893,906
Flow International Corp.(a)	298,085	772,040
Gorman-Rupp Co. (The)	68,812	1,714,107
Hurco Companies Inc.(a)	5,686	97,117
Intermec Inc.(a)	469,093	6,614,211

iRobot Corp.(a)(b)	147,672	1,817,842
Lindsay Corp.(b)	88,601	3,489,107
Middleby Corp. (The)(a)(b)	123,429	6,789,829
Nordson Corp.	85,687	4,806,184
Robbins & Myers Inc.	14,911	350,110
Sauer-Danfoss Inc.	10,055	77,122
Tennant Co.	141,391	4,108,822

		32,107,369
MACHINERY - DIVERSIFIED – 0.12%
Chart Industries Inc.(a)	190,319	4,108,987

		4,108,987
MANUFACTURING – 2.15%
Actuant Corp. Class A	237,801	3,819,084
Acuity Brands Inc.	250,365	8,064,257
AZZ Inc.(a)	92,124	3,700,621
Blount International Inc.(a)	95,273	902,235
China Fire & Security Group Inc.(a)(b)	106,417	2,043,206
CLARCOR Inc.	142,497	4,468,706
Colfax Corp.(a)	51,423	546,626
ESCO Technologies Inc.(a)	198,295	7,812,823
Flanders Corp.(a)	125,279	646,440
GenTek Inc.(a)	7,256	276,018
GP Strategies Corp.(a)	74,943	561,323
Hexcel Corp.(a)	730,490	8,356,806
Koppers Holdings Inc.	98,017	2,906,204
Lancaster Colony Corp.	145,125	7,440,559
LSB Industries Inc.(a)	130,932	2,038,611
Matthews International Corp. Class A	230,209	8,144,794
PMFG Inc.(a)	97,432	1,252,976
Polypore International Inc.(a)	54,151	699,089
Portec Rail Products Inc.	25,876	245,563
Raven Industries Inc.	121,467	3,246,813
Smith & Wesson Holding Corp.(a)	451,306	2,360,330
Sturm, Ruger & Co. Inc.(b)	135,098	1,748,168

		71,281,252
MEDIA – 0.49%
Acacia Research Corp. - Acacia Technologies Group(a)	242,492	2,112,105
CKX Inc.(a)	440,348	2,954,735
Crown Media Holdings Inc. Class A(a)(b)	33,344	52,017
DG FastChannel Inc.(a)	157,294	3,293,736
Dolan Media Co.(a)	227,215	2,724,308
LodgeNet Interactive Corp.(a)	105,256	794,683
Martha Stewart Living Omnimedia Inc. Class A(a)	176,502	1,104,903
Mediacom Communications Corp. Class A(a)	104,700	603,072
Outdoor Channel Holdings Inc.(a)	13,431	87,839
Playboy Enterprises Inc. Class B(a)	163,183	492,813
PRIMEDIA Inc.	11,893	29,970
Value Line Inc.	10,330	318,887
World Wrestling Entertainment Inc.	128,373	1,798,506

		16,367,574
METAL FABRICATE & HARDWARE – 0.43%
Ampco-Pittsburgh Corp.	32,551	865,531
Dynamic Materials Corp.	96,583	1,927,797
Hawk Corp. Class A(a)	7,845	107,633
North American Galvanizing & Coatings Inc.(a)	70,037	425,125
Omega Flex Inc.	20,667	346,586
RBC Bearings Inc.(a)	156,111	3,642,070
Sun Hydraulics Corp.	38,770	816,496

TriMas Corp.(a)	69,629	355,108
Worthington Industries Inc.	416,890	5,794,771

		14,281,117
MINING – 0.22%
Allied Nevada Gold Corp.(a)(b)	348,694	3,413,714
AMCOL International Corp.	40,189	919,926
Paramount Gold and Silver Corp.(a)(b)	403,658	553,011
Stillwater Mining Co.(a)	41,912	281,649
United States Lime & Minerals Inc.(a)	10,955	393,504
Uranerz Energy Corp.(a)(b)	282,843	647,710
Uranium Energy Corp.(a)	404,007	1,191,821

		7,401,335
OFFICE FURNISHINGS – 0.59%
Herman Miller Inc.	406,718	6,877,601
HNI Corp.(b)	246,988	5,828,917
Interface Inc. Class A	365,813	3,036,248
Knoll Inc.	356,707	3,720,454

		19,463,220
OIL & GAS – 1.76%
Alon USA Energy Inc.	6,157	61,139
Apco Oil & Gas International Inc.	68,323	1,565,963
Approach Resources Inc.(a)	30,831	279,945
Arena Resources Inc.(a)	289,167	10,265,429
Atlas Energy Inc.	124,583	3,372,462
ATP Oil & Gas Corp.(a)(b)	55,192	987,385
BPZ Resources Inc.(a)	560,179	4,212,546
Brigham Exploration Co.(a)	343,912	3,122,721
Carrizo Oil & Gas Inc.(a)(b)	210,571	5,156,884
Cheniere Energy Inc.(a)(b)	136,631	400,329
Contango Oil & Gas Co.(a)	87,086	4,446,611
CREDO Petroleum Corp.(a)	43,486	440,078
Cubic Energy Inc.(a)	66,603	62,607
CVR Energy Inc.(a)	12,932	160,874
Delta Petroleum Corp.(a)	718,323	1,257,065
Endeavour International Corp.(a)	801,810	970,190
FX Energy Inc.(a)	322,803	1,042,654
GMX Resources Inc.(a)(b)	95,840	1,505,646
Gulfport Energy Corp.(a)	188,083	1,643,845
Isramco Inc.(a)	8,181	1,068,766
McMoRan Exploration Co.(a)(b)	576,079	4,349,396
Northern Oil and Gas Inc.(a)	228,712	1,921,181
Panhandle Oil and Gas Inc.	53,467	1,142,055
Pioneer Drilling Co.(a)	69,983	513,675
PrimeEnergy Corp.(a)	4,177	119,796
Rex Energy Corp.(a)	138,793	1,158,922
SulphCo Inc.(a)(b)	517,479	708,946
Toreador Resources Corp.	144,666	1,445,213
VAALCO Energy Inc.	27,888	128,285
Venoco Inc.(a)	43,776	503,862
W&T Offshore Inc.	244,796	2,866,561
Warren Resources Inc.(a)	243,201	719,875
Zion Oil & Gas Inc.(a)(b)	88,167	860,510

		58,461,416
OIL & GAS SERVICES – 1.13%
Cal Dive International Inc.(a)	79,896	790,171
CARBO Ceramics Inc.	134,075	6,911,566
Dril-Quip Inc.(a)	220,008	10,921,197
Geokinetics Inc.(a)	30,198	640,198
Gulf Island Fabrication Inc.	5,365	100,540

Hercules Offshore Inc.(a)	77,058	378,355
ION Geophysical Corp.(a)	60,899	214,364
Lufkin Industries Inc.	99,520	5,292,474
Matrix Service Co.(a)	58,758	638,699
NATCO Group Inc. Class A(a)	28,202	1,248,785
Natural Gas Services Group Inc.(a)	9,002	158,615
RPC Inc.	213,409	2,236,526
Tetra Technologies Inc.(a)	305,439	2,959,704
TGC Industries Inc.(a)	77,754	377,107
Willbros Group Inc.(a)	297,822	4,535,829

		37,404,130
PACKAGING & CONTAINERS – 0.23%
AEP Industries Inc.(a)	37,659	1,502,594
Astronics Corp.(a)	58,374	548,716
BWAY Holding Co.(a)	5,685	105,229
Silgan Holdings Inc.	106,017	5,590,276

		7,746,815
PHARMACEUTICALS – 6.14%
Accelrys Inc.(a)	207,152	1,201,482
Acura Pharmaceuticals Inc.(a)(b)	62,285	318,276
Adolor Corp.(a)	189,305	300,995
Akorn Inc.(a)	417,586	572,093
Alkermes Inc.(a)	714,606	6,567,229
Allos Therapeutics Inc.(a)	473,175	3,430,519
Alnylam Pharmaceuticals Inc.(a)(b)	272,294	6,175,628
Amicus Therapeutics Inc.(a)	112,744	986,510
Ardea Biosciences Inc.(a)(b)	107,825	1,975,354
Array BioPharma Inc.(a)	365,824	870,661
Auxilium Pharmaceuticals Inc.(a)	323,082	11,052,635
AVANIR Pharmaceuticals Inc. Class A(a)(b)	454,196	944,728
AVI BioPharma Inc.(a)(b)	719,727	1,237,930
Biodel Inc.(a)(b)	107,735	578,537
BioDelivery Sciences International Inc.(a)	77,003	369,614
BioScrip Inc.(a)	292,684	1,978,544
BioSpecifics Technologies Corp.(a)	27,474	879,443
Cadence Pharmaceuticals Inc.(a)(b)	186,601	2,063,807
Caraco Pharmaceutical Laboratories Ltd.(a)	29,537	150,343
Catalyst Health Solutions Inc.(a)	277,380	8,085,627
Chelsea Therapeutics International Ltd.(a)	198,136	497,321
China Sky One Medical Inc.(a)(b)	79,123	1,043,632
Clarient Inc.(a)	228,496	961,968
Cornerstone Therapeutics Inc.(a)	49,594	324,841
Cubist Pharmaceuticals Inc.(a)	436,089	8,808,998
Cumberland Pharmaceuticals Inc.	50,129	811,589
Cypress Bioscience Inc.(a)(b)	288,725	2,358,883
Depomed Inc.(a)	381,325	1,666,390
Discovery Laboratories Inc.(a)(b)	915,962	1,245,708
DURECT Corp.(a)	614,950	1,641,917
Dyax Corp.(a)	503,288	1,806,804
Emergent BioSolutions Inc.(a)	123,743	2,185,301
Hemispherx Biopharma Inc.(a)(b)	882,032	1,764,064
Hi-Tech Pharmacal Co. Inc.(a)	14,169	317,952
Idenix Pharmaceuticals Inc.(a)	211,313	652,957
I-Flow Corp.(a)	71,077	809,567
Impax Laboratories Inc.(a)	460,156	4,021,763
Infinity Pharmaceuticals Inc.(a)	62,618	390,110
Insmed Inc.(a)	952,439	781,000
Inspire Pharmaceuticals Inc.(a)	465,592	2,430,390
Isis Pharmaceuticals Inc.(a)(b)	704,732	10,267,945
ISTA Pharmaceuticals Inc.(a)	252,637	1,126,761
Javelin Pharmaceuticals Inc.(a)	382,687	746,240

K-V Pharmaceutical Co. Class A(a)(b)	148,261	455,161
Lannett Co. Inc.(a)	76,965	575,698
Ligand Pharmaceuticals Inc. Class B(a)	851,451	1,966,852
MannKind Corp.(a)(b)	438,448	4,318,713
MAP Pharmaceuticals Inc.(a)	67,821	709,408
Matrixx Initiatives Inc.(a)(b)	72,188	410,028
Medicines Co. (The)(a)	280,735	3,090,892
Medicis Pharmaceutical Corp. Class A	60,518	1,292,059
Medivation Inc.(a)	216,913	5,887,019
MiddleBrook Pharmaceuticals Inc.(a)(b)	277,550	319,183
Myriad Pharmaceuticals Inc.(a)	165,678	970,873
Nabi Biopharmaceuticals(a)	284,808	1,022,461
Neogen Corp.(a)	100,286	3,238,235
Neurocrine Biosciences Inc.(a)	297,073	906,073
NeurogesX Inc.(a)	78,754	630,032
NPS Pharmaceuticals Inc.(a)	361,303	1,452,438
Nutraceutical International Corp.(a)	5,364	60,452
Obagi Medical Products Inc.(a)	129,962	1,507,559
Onyx Pharmaceuticals Inc.(a)	467,097	13,998,897
Opko Health Inc.(a)	327,562	746,841
Osiris Therapeutics Inc.(a)(b)	127,225	847,319
Pain Therapeutics Inc.(a)	259,291	1,312,012
PetMed Express Inc.	177,028	3,336,978
Pharmasset Inc.(a)	158,664	3,354,157
PharMerica Corp.(a)	231,285	4,294,962
Poniard Pharmaceuticals Inc.(a)	173,747	1,299,628
POZEN Inc.(a)	194,904	1,434,493
Progenics Pharmaceuticals Inc.(a)	153,728	805,535
Questcor Pharmaceuticals Inc.(a)	435,597	2,404,495
Repros Therapeutics Inc.(a)(b)	72,028	64,825
Rigel Pharmaceuticals Inc.(a)	378,272	3,101,830
Salix Pharmaceuticals Ltd.(a)	364,272	7,744,423
Santarus Inc.(a)	386,144	1,270,414
Schiff Nutrition International Inc.	11,915	62,077
SciClone Pharmaceuticals Inc.(a)	271,728	1,157,561
SIGA Technologies Inc.(a)	196,560	1,550,858
Spectrum Pharmaceuticals Inc.(a)(b)	327,622	2,204,896
Star Scientific Inc.(a)(b)	581,553	540,844
Sucampo Pharmaceuticals Inc.(a)	81,909	477,529
Synta Pharmaceuticals Corp.(a)	123,651	383,318
Synutra International Inc.(a)(b)	134,628	1,845,750
Theravance Inc.(a)(b)	402,695	5,895,455
USANA Health Sciences Inc.(a)(b)	47,090	1,606,240
Vanda Pharmaceuticals Inc.(a)	202,192	2,353,515
ViroPharma Inc.(a)	115,698	1,113,015
VIVUS Inc.(a)	608,947	6,363,496
XenoPort Inc.(a)	225,046	4,777,727
Zymogenetics Inc.(a)(b)	284,589	1,718,918

		203,283,200
REAL ESTATE – 0.02%
Government Properties Income Trust(a)	7,667	184,085
Starwood Property Trust Inc.(a)	27,019	547,135

		731,220
REAL ESTATE INVESTMENT TRUSTS – 1.13%
Acadia Realty Trust	69,784	1,051,645
Alexander’s Inc.	9,616	2,845,182
Associated Estates Realty Corp.	13,397	128,879
Cypress Sharpridge Investments Inc.(a)	11,003	156,243
DuPont Fabros Technology Inc.(a)	106,627	1,421,338
EastGroup Properties Inc.	115,127	4,400,154
Equity Lifestyle Properties Inc.	118,455	5,068,689

Getty Realty Corp.	52,880	1,297,675
Invesco Mortgage Capital Inc.(a)	5,873	128,325
Investors Real Estate Trust	30,305	273,957
LTC Properties Inc.	18,921	454,861
Mid-America Apartment Communities Inc.	105,788	4,774,212
National Health Investors Inc.	10,110	319,982
Omega Healthcare Investors Inc.	114,157	1,828,795
PS Business Parks Inc.	44,123	2,264,392
Redwood Trust Inc.(b)	76,121	1,179,876
Saul Centers Inc.	30,086	965,761
Tanger Factory Outlet Centers Inc.	159,139	5,942,250
UMH Properties Inc.	16,099	131,207
Universal Health Realty Income Trust	45,069	1,466,996
Washington Real Estate Investment Trust	49,190	1,416,672

		37,517,091
RETAIL – 7.13%
AFC Enterprises Inc.(a)	18,055	152,023
Allion Healthcare Inc.(a)	7,997	46,782
America’s Car-Mart Inc.(a)	44,032	1,054,566
Bebe Stores Inc.	181,995	1,339,483
Big 5 Sporting Goods Corp.	163,308	2,465,951
BJ’s Restaurants Inc.(a)	148,727	2,229,418
Books-A-Million Inc.	5,864	70,603
Buckle Inc. (The)(b)	177,137	6,047,457
Buffalo Wild Wings Inc.(a)(b)	135,883	5,654,092
California Pizza Kitchen Inc.(a)	146,557	2,289,220
Caribou Coffee Co. Inc.(a)(b)	52,241	377,180
Carrols Restaurant Group Inc.(a)	85,727	648,096
Casey’s General Stores Inc.	234,856	7,369,781
Cato Corp. (The) Class A	209,812	4,257,085
CEC Entertainment Inc.(a)	173,713	4,492,218
Charming Shoppes Inc.(a)	59,211	290,726
Cheesecake Factory Inc. (The)(a)	454,681	8,420,692
Children’s Place Retail Stores Inc. (The)(a)	166,848	4,998,766
Christopher & Banks Corp.	32,660	221,108
Citi Trends Inc.(a)	111,363	3,170,505
CKE Restaurants Inc.	370,192	3,883,314
Coldwater Creek Inc.(a)	349,082	2,862,472
Collective Brands Inc.(a)	211,891	3,672,071
Cracker Barrel Old Country Store Inc.	126,384	4,347,610
Denny’s Corp.(a)	730,387	1,942,829
Destination Maternity Corp.(a)	35,961	651,973
DineEquity Inc.(b)	133,365	3,300,784
Domino’s Pizza Inc.(a)	26,501	234,269
Dress Barn Inc.(a)	88,381	1,584,671
DSW Inc. Class A(a)	5,322	84,992
Einstein Noah Restaurant Group Inc.(a)	33,744	406,278
EZCORP Inc.(a)	341,405	4,663,592
FGX International Holdings Ltd.(a)	110,753	1,545,004
Finish Line Inc. (The) Class A	175,338	1,781,434
First Cash Financial Services Inc.(a)	174,236	2,984,663
Fred’s Inc. Class A	91,542	1,165,330
Fuqi International Inc.(a)(b)	92,859	2,718,912
hhgregg Inc.(a)(b)	95,940	1,625,224
Hibbett Sports Inc.(a)(b)	216,740	3,951,170
Hot Topic Inc.(a)	200,653	1,502,891
HSN Inc.(a)	299,770	4,880,256
Insight Enterprises Inc.(a)	45,101	550,683
J. Crew Group Inc.(a)(b)	380,533	13,630,692
Jack in the Box Inc.(a)	431,943	8,850,512
Jo-Ann Stores Inc.(a)	74,837	2,007,877

Jos. A. Bank Clothiers Inc.(a)(b)	138,266	6,190,169

Kirkland’s Inc.(a)	94,198	1,342,322
Krispy Kreme Doughnuts Inc.(a)	444,109	1,585,469
lululemon athletica inc.(a)(b)	307,581	6,997,468
Lumber Liquidators Inc.(a)	109,583	2,376,855
McCormick & Schmick’s Seafood Restaurants Inc.(a)	11,393	84,764
Men’s Wearhouse Inc. (The)	20,542	507,387
99 Cents Only Stores(a)	312,868	4,208,075
Nu Skin Enterprises Inc. Class A	373,696	6,924,587
OfficeMax Inc.(a)	416,538	5,240,048
P.F. Chang’s China Bistro Inc.(a)(b)	179,270	6,089,802
Pantry Inc. (The)(a)	19,809	310,605
Papa John’s International Inc.(a)	134,441	3,303,215
PC Mall Inc.(a)	21,027	144,245
PriceSmart Inc.	121,311	2,274,581
Red Robin Gourmet Burgers Inc.(a)	28,175	575,334
Rush Enterprises Inc. Class A(a)	55,150	712,538
Ruth’s Hospitality Group Inc.(a)	125,049	527,707
Sally Beauty Holdings Inc.(a)	176,624	1,255,797
School Specialty Inc.(a)	50,464	1,197,006
Sonic Automotive Inc.	59,312	622,776
Sonic Corp.(a)	419,224	4,636,617
Sport Supply Group Inc.	19,873	202,506
Stein Mart Inc.(a)	181,623	2,308,428
Susser Holdings Corp.(a)	8,829	110,981
Systemax Inc.(a)	23,528	285,395
Talbots Inc. (The)	116,162	1,072,175
Texas Roadhouse Inc.(a)(b)	379,332	4,028,506
Titan Machinery Inc.(a)(b)	90,838	1,137,292
Tractor Supply Co.(a)(b)	271,612	13,151,453
Tween Brands Inc.(a)	21,451	179,974
Ulta Salon Cosmetics & Fragrance Inc.(a)	209,864	3,464,855
Under Armour Inc. Class A(a)(b)	250,621	6,974,782
Wet Seal Inc. Class A(a)	735,864	2,781,566
World Fuel Services Corp.	223,005	10,719,850
Zumiez Inc.(a)	143,538	2,355,459

		236,305,844
SAVINGS & LOANS – 0.15%
Brookline Bancorp Inc.	109,163	1,061,064
Brooklyn Federal Bancorp Inc.	11,388	138,934
Cheviot Financial Corp.	4,713	40,343
Clifton Savings Bancorp Inc.	7,654	75,009
Heritage Financial Group	3,362	27,837
Investors Bancorp Inc.(a)	30,177	320,178
Kearny Financial Corp.	26,899	280,288
Kentucky First Federal Bancorp	3,667	45,801
Oritani Financial Corp.	60,914	830,867
Prudential Bancorp Inc. of Pennsylvania	23,163	232,557
Roma Financial Corp.	26,066	324,000
Territorial Bancorp Inc.	10,128	158,807
United Financial Bancorp Inc.	21,098	244,315
ViewPoint Financial Group	77,130	1,082,905

		4,862,905
SEMICONDUCTORS – 4.64%
Actel Corp.(a)	60,942	741,664
Advanced Analogic Technologies Inc.(a)	325,701	1,293,033
Amkor Technology Inc.(a)(b)	825,440	5,679,027
ANADIGICS Inc.(a)	383,645	1,806,968
Applied Micro Circuits Corp.(a)	497,262	4,967,647
ATMI Inc.(a)	70,334	1,276,562
Cabot Microelectronics Corp.(a)	19,022	663,107

Cavium Networks Inc.(a)	273,988	5,882,522
CEVA Inc.(a)	127,829	1,374,162
Cirrus Logic Inc.(a)	491,514	2,732,818
Diodes Inc.(a)	240,514	4,350,898
Emulex Corp.(a)	579,344	5,961,450
Entropic Communications Inc.(a)	400,648	1,097,776
Exar Corp.(a)	25,335	186,212
FormFactor Inc.(a)	351,710	8,412,903
Hittite Microwave Corp.(a)	161,829	5,952,071
Intellon Corp.(a)	161,830	1,147,375
IPG Photonics Corp.(a)	175,445	2,666,764
IXYS Corp.	147,855	1,258,246
Kopin Corp.(a)	512,304	2,459,059
Kulicke and Soffa Industries Inc.(a)	518,197	3,124,728
Lattice Semiconductor Corp.(a)	72,630	163,418
Micrel Inc.	140,643	1,146,240
Microsemi Corp.(a)	614,237	9,698,802
Microtune Inc.(a)	240,473	437,661
MIPS Technologies Inc. Class A(a)	336,521	1,268,684
Monolithic Power Systems Inc.(a)	256,016	6,003,575
NetLogic Microsystems Inc.(a)(b)	136,537	6,144,165
PLX Technology Inc.(a)	255,585	861,321
Power Integrations Inc.	179,961	5,998,100
Rubicon Technology Inc.(a)(b)	94,172	1,397,512
Rudolph Technologies Inc.(a)	90,439	669,249
Semitool Inc.(a)	30,468	257,455
Semtech Corp.(a)	461,780	7,854,878
Skyworks Solutions Inc.(a)	1,267,235	16,778,191
Standard Microsystems Corp.(a)	43,245	1,003,716
Supertex Inc.(a)	83,109	2,493,270
Techwell Inc.(a)	108,727	1,193,822
Tessera Technologies Inc.(a)	368,033	10,264,440
TriQuint Semiconductor Inc.(a)	629,575	4,860,319
Ultratech Inc.(a)	179,196	2,370,763
Veeco Instruments Inc.(a)	136,986	3,194,514
Virage Logic Corp.(a)	10,123	52,741
Volterra Semiconductor Corp.(a)	171,751	3,155,066
Zoran Corp.(a)	295,732	3,406,833

		153,709,727
SOFTWARE – 7.50%
ACI Worldwide Inc.(a)	265,719	4,020,328
Actuate Corp.(a)	339,285	1,961,067
Acxiom Corp.(a)	421,731	3,989,575
Advent Software Inc.(a)	115,311	4,641,268
American Reprographics Co.(a)	244,220	2,324,974
American Software Inc. Class A	155,723	1,016,871
AMICAS Inc.(a)	201,718	726,185
ArcSight Inc.(a)	139,599	3,360,148
Avid Technology Inc.(a)	43,189	608,533
Blackbaud Inc.	331,589	7,692,865
Blackboard Inc.(a)	239,545	9,050,010
Bottomline Technologies Inc.(a)	190,469	2,457,050
Callidus Software Inc.(a)(b)	103,669	312,044
China TransInfo Technology Corp.(a)	66,138	625,665
CommVault Systems Inc.(a)	314,682	6,529,652
Computer Programs and Systems Inc.	73,818	3,056,803
Concur Technologies Inc.(a)(b)	301,006	11,967,999
CSG Systems International Inc.(a)	158,053	2,530,429
Deltek Inc.(a)	130,278	1,001,838
DemandTec Inc.(a)	152,710	1,348,429
Digi International Inc.(a)	66,546	566,972
DivX Inc.(a)	154,356	842,784

Double-Take Software Inc.(a)	119,179	1,214,434
Ebix Inc.(a)	51,337	2,842,016
Eclipsys Corp.(a)	425,091	8,204,256
EPIQ Systems Inc.(a)	245,577	3,560,867
FalconStor Software Inc.(a)	255,554	1,270,103
GSE Systems Inc.(a)	143,492	892,520
inContact Inc.(a)	206,186	614,434
infoGROUP Inc.(a)	138,863	973,430
Informatica Corp.(a)	659,483	14,891,126
InnerWorkings Inc.(a)(b)	154,428	762,874
Interactive Intelligence Inc.(a)	94,707	1,809,851
JDA Software Group Inc.(a)	148,937	3,267,678
Lawson Software Inc.(a)	424,602	2,649,516
ManTech International Corp. Class A(a)	132,000	6,225,120
MedAssets Inc.(a)(b)	298,360	6,733,985
Medidata Solutions Inc.(a)	45,314	686,507
MicroStrategy Inc. Class A(a)	68,297	4,885,967
MoneyGram International Inc.(a)	530,661	1,666,276
NetSuite Inc.(a)(b)	126,646	1,937,684
Omnicell Inc.(a)	203,626	2,268,394
Omniture Inc.(a)	482,140	10,337,082
OpenTV Corp. Class A(a)	253,348	349,620
OPNET Technologies Inc.	99,674	1,089,437
Parametric Technology Corp.(a)	876,925	12,119,104
Pegasystems Inc.	113,878	3,932,207
Phase Forward Inc.(a)	325,432	4,569,065
Phoenix Technologies Ltd.(a)	262,918	959,651
Progress Software Corp.(a)	301,644	6,832,237
PROS Holdings Inc.(a)	141,669	1,192,853
QAD Inc.	97,057	441,609
Quality Systems Inc.(b)	178,412	10,984,827
Quest Software Inc.(a)	48,331	814,377
Renaissance Learning Inc.	49,281	489,853
Rosetta Stone Inc.(a)(b)	47,578	1,092,391
SeaChange International Inc.(a)	125,537	941,528
Smith Micro Software Inc.(a)	215,386	2,662,171
SolarWinds Inc.(a)(b)	92,068	2,028,258
Solera Holdings Inc.	526,115	16,367,438
SPSS Inc.(a)	138,670	6,926,567
Synchronoss Technologies Inc.(a)	125,993	1,571,133
SYNNEX Corp.(a)	29,389	895,777
Take-Two Interactive Software Inc.(a)	80,068	897,562
Taleo Corp. Class A(a)	235,858	5,339,825
THQ Inc.(a)	382,311	2,615,007
Trident Microsystems Inc.(a)	50,636	131,147
Ultimate Software Group Inc.(a)	184,003	5,284,566
Unica Corp.(a)	108,265	824,979
VeriFone Holdings Inc.(a)	545,880	8,674,033

		248,352,831
STORAGE & WAREHOUSING – 0.04%
Mobile Mini Inc.(a)	69,827	1,212,197

		1,212,197
TELECOMMUNICATIONS – 6.40%
Acme Packet Inc.(a)	294,785	2,950,798
ADC Telecommunications Inc.(a)	144,165	1,202,336
ADTRAN Inc.	325,207	7,983,832
Airvana Inc.(a)	110,239	746,318
Alaska Communications Systems Group Inc.	335,296	3,101,488
Anaren Inc.(a)	97,766	1,662,022
Anixter International Inc.(a)	34,385	1,379,182
Applied Signal Technology Inc.	98,564	2,293,584

ARRIS Group Inc.(a)	706,931	9,197,172
Aruba Networks Inc.(a)	446,691	3,948,748
Atheros Communications Inc.(a)	462,106	12,259,672
BigBand Networks Inc.(a)	269,578	1,081,008
Cbeyond Inc.(a)	175,636	2,833,009
Centennial Communications Corp.(a)	641,782	5,121,420
Cincinnati Bell Inc.(a)	298,368	1,044,288
Comtech Telecommunications Corp.(a)	212,682	7,065,296
Consolidated Communications Holdings Inc.	92,456	1,480,221
CPI International Inc.(a)	16,304	182,442
DigitalGlobe Inc.(a)	111,763	2,500,138
EMS Technologies Inc.(a)	94,845	1,974,673
FairPoint Communications Inc.(b)	358,764	147,093
General Communication Inc. Class A(a)	182,253	1,250,256
GeoEye Inc.(a)	133,319	3,572,949
Global Crossing Ltd.(a)	189,071	2,703,715
Harmonic Inc.(a)	555,887	3,713,325
Hickory Tech Corp.	99,226	848,382
Hughes Communications Inc.(a)	66,686	2,023,253
Infinera Corp.(a)	633,855	5,039,147
InterDigital Inc.(a)	330,642	7,657,669
Iowa Telecommunications Services Inc.	37,135	467,901
iPCS Inc.(a)	119,140	2,073,036
Ixia(a)	238,485	1,636,007
Knology Inc.(a)	79,620	776,295
KVH Industries Inc.(a)	100,734	1,006,333
LogMeIn Inc.(a)	41,925	767,647
Loral Space & Communications Inc.(a)	80,756	2,219,175
MasTec Inc.(a)	284,086	3,451,645
NETGEAR Inc.(a)	67,861	1,245,249
Network Equipment Technologies Inc.(a)	111,856	808,719
Neutral Tandem Inc.(a)	248,260	5,650,398
Novatel Wireless Inc.(a)	231,047	2,624,694
NTELOS Holdings Corp.	229,065	4,045,288
Oplink Communications Inc.(a)	112,860	1,638,727
Opnext Inc.(a)	35,050	102,697
PAETEC Holding Corp.(a)	931,607	3,605,319
ParkerVision Inc.(a)(b)	223,654	914,745
Plantronics Inc.	325,960	8,738,988
Polycom Inc.(a)	251,022	6,714,839
Preformed Line Products Co.	15,428	617,891
Premiere Global Services Inc.(a)	354,975	2,949,842
RCN Corp.(a)	275,734	2,564,326
RF Micro Devices Inc.(a)	1,860,789	10,104,084
SAVVIS Inc.(a)	272,685	4,313,877
Shenandoah Telecommunications Co.	179,190	3,216,461
ShoreTel Inc.(a)	331,241	2,586,992
Starent Networks Corp.(a)(b)	296,344	7,533,064
Switch & Data Facilities Co. Inc.(a)	154,433	2,101,833
Syniverse Holdings Inc.(a)	429,201	7,511,018
Tekelec(a)	168,656	2,771,018
3Com Corp.(a)	2,401,643	12,560,593
USA Mobility Inc.	154,967	1,995,975
Viasat Inc.(a)	196,101	5,212,365
Virgin Mobile USA Inc. Class A(a)	107,496	537,480

		212,027,957
TEXTILES – 0.03%
UniFirst Corp.	20,307	902,646

		902,646

TOYS, GAMES & HOBBIES – 0.01%
LeapFrog Enterprises Inc.(a)	54,424	223,683

223,683

TRANSPORTATION – 1.19%
Air Transport Services Group Inc.(a)	259,692	898,534
Celadon Group Inc.(a)	136,823	1,547,468
Dynamex Inc.(a)	52,394	855,594
Forward Air Corp.	105,177	2,434,848
Genesee & Wyoming Inc. Class A(a)	280,910	8,517,191
Golar LNG Ltd.	157,330	1,740,070
GulfMark Offshore Inc.(a)	90,656	2,968,077
Heartland Express Inc.	240,992	3,470,285
Hub Group Inc. Class A(a)	134,977	3,084,224
Knight Transportation Inc.	341,156	5,724,598
Marten Transport Ltd.(a)	116,900	1,994,314
Old Dominion Freight Line Inc.(a)	34,222	1,041,375
Patriot Transportation Holding Inc.(a)	6,205	468,478
PHI Inc.(a)	53,565	1,086,298
Ship Finance International Ltd.	201,021	2,470,548
Teekay Tankers Ltd. Class A(b)	79,875	666,956
USA Truck Inc.(a)	41,676	529,285

		39,498,143
TRUCKING & LEASING – 0.00%
TAL International Group Inc.	6,088	86,571

		86,571
WATER – 0.12%
California Water Service Group	11,507	448,083
Connecticut Water Service Inc.	4,206	94,172
Consolidated Water Co. Ltd.	36,405	594,494
Pennichuck Corp.	6,513	141,723
PICO Holdings Inc.(a)	67,105	2,237,952
York Water Co.	33,465	463,825

		3,980,249

TOTAL COMMON STOCKS
(Cost: $3,712,724,544)		3,307,808,231

Security	Shares	Value
WARRANTS – 0.00%

ENERGY - ALTERNATE SOURCES – 0.00%
GreenHunter Energy Inc. (Expires 9/14/11)(a)(b)(c)	2,497	0

		0
TELECOMMUNICATIONS – 0.00%
Lantronix Inc.(a)(c)	475	0

		0

TOTAL WARRANTS
(Cost: $0)		0

Security	Shares	Value
SHORT-TERM INVESTMENTS – 9.81%

MONEY MARKET FUNDS – 9.81%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.22%(d)(e)(f)	281,159,728	281,159,728
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.18%(d)(e)(f)	42,910,438	42,910,438
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.04%(d)(e)	1,151,537	1,151,537

		325,221,703

TOTAL SHORT-TERM INVESTMENTS
(Cost: $325,221,703)		325,221,703

TOTAL INVESTMENTS IN SECURITIES – 109.65%
(Cost: $4,037,946,247)		3,633,029,934
Other Assets, Less Liabilities – (9.65)%		(319,818,276)

NET ASSETS – 100.00%		$3,313,211,658

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Security valued using Level 3 inputs. See Note 1.

(d)	Affiliated issuer. See Note 2.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

September 30, 2009

Security	Shares	Value
COMMON STOCKS – 99.77%

ADVERTISING – 0.23%
Gaiam Inc. Class A(a)	133,982	$935,194
Harte-Hanks Inc.	314,893	4,354,970
inVentiv Health Inc.(a)	184,655	3,089,278
Marchex Inc. Class B	79,087	388,317

		8,767,759
AEROSPACE & DEFENSE – 1.42%
AAR Corp.(a)(b)	295,462	6,482,436
Argon ST Inc.(a)	17,471	332,823
Curtiss-Wright Corp.	377,344	12,878,751
Ducommun Inc.	86,394	1,633,711
Esterline Technologies Corp.(a)	167,232	6,557,167
Herley Industries Inc.(a)	113,196	1,477,208
Kaman Corp.	28,718	631,222
LMI Aerospace Inc.(a)	37,489	376,015
Moog Inc. Class A(a)	355,096	10,475,332
Teledyne Technologies Inc.(a)	202,025	7,270,880
Triumph Group Inc.	139,086	6,674,737

		54,790,282
AGRICULTURE – 0.40%
Alico Inc.	3,093	90,903
Alliance One International Inc.(a)	236,574	1,059,852
Andersons Inc. (The)	151,874	5,345,965
Griffin Land & Nurseries Inc.	27,298	873,536
Universal Corp.	193,170	8,078,369

		15,448,625
AIRLINES – 0.96%
Alaska Air Group Inc.(a)	286,627	7,678,737
JetBlue Airways Corp.(a)(b)	2,113,505	12,638,760
Republic Airways Holdings Inc.(a)	232,727	2,171,343
SkyWest Inc.	464,268	7,697,563
UAL Corp.(a)	68,448	631,091
US Airways Group Inc.(a)(b)	1,343,482	6,314,365

		37,131,859
APPAREL – 1.24%
Carter’s Inc.(a)	102,596	2,739,313
Columbia Sportswear Co.(b)	95,896	3,947,079
Crocs Inc.(a)	447,512	2,975,955
G-III Apparel Group Ltd.(a)	69,415	982,222
Gymboree Corp.(a)	50,411	2,438,884
Iconix Brand Group Inc.(a)	594,927	7,418,740
Jones Apparel Group Inc.	712,554	12,776,093
K-Swiss Inc. Class A	93,923	825,583
Liz Claiborne Inc.(b)	239,207	1,179,291
Oxford Industries Inc.	32,127	632,902

Perry Ellis International Inc.(a)	79,299	1,271,956
Quiksilver Inc.(a)	1,077,796	2,963,939
SKECHERS U.S.A. Inc. Class A(a)	276,443	4,738,233
Timberland Co. Class A(a)	129,000	1,795,680
Unifi Inc.(a)	372,562	1,192,198

		47,878,068
AUTO PARTS & EQUIPMENT – 0.88%
American Axle & Manufacturing Holdings Inc.(b)	362,202	2,564,390
ArvinMeritor Inc.	554,748	4,338,129
ATC Technology Corp.(a)	42,063	831,165
Dana Holding Corp.(a)	835,169	5,687,501
Dorman Products Inc.(a)	79,868	1,199,617
Exide Technologies Inc.(a)	418,109	3,332,329
Miller Industries Inc.(a)	83,341	916,751
Modine Manufacturing Co.	274,762	2,547,044
Spartan Motors Inc.	270,307	1,389,378
Standard Motor Products Inc.	59,837	909,522
Superior Industries International Inc.	191,647	2,721,387
Tenneco Inc.(a)	394,273	5,141,320
Titan International Inc.	295,940	2,633,866

		34,212,399
BANKS – 10.24%
Alliance Financial Corp.	34,208	925,326
American National Bankshares Inc.	50,938	1,111,467
Ameris Bancorp	114,342	817,545
Ames National Corp.	29,409	709,051
Arrow Financial Corp.	29,595	807,648
Auburn National Bancorporation Inc.	18,632	454,621
BancFirst Corp.	54,394	2,008,770
Banco Latinoamericano de Comercio Exterior SA Class E	227,280	3,231,922
Bancorp Inc. (The)(a)	168,507	963,860
Bancorp Rhode Island Inc.	30,042	750,449
Bank Mutual Corp.	388,651	3,435,675
Bank of Kentucky Financial Corp. (The)	24,975	528,471
Bank of Marin Bancorp	9,820	307,661
Bank of the Ozarks Inc.	102,324	2,714,656
Banner Corp.(b)	139,082	379,694
Bar Harbor Bankshares(b)	23,744	807,296
Boston Private Financial Holdings Inc.	563,058	3,665,508
Bridge Bancorp Inc.(b)	9,738	236,926
Bryn Mawr Bank Corp.	47,168	824,025
Camden National Corp.	63,636	2,102,533
Capital City Bank Group Inc.(b)	98,977	1,405,473
Cardinal Financial Corp.	124,092	1,021,277
Cathay General Bancorp(b)	238,285	1,927,726
Center Bancorp Inc.(b)	96,554	727,052
Centerstate Banks Inc.(b)	123,667	975,733
Central Pacific Financial Corp.(b)	245,776	619,356
Century Bancorp Inc. Class A	28,593	620,468
Chemical Financial Corp.	177,931	3,877,116
Citizens & Northern Corp.(b)	74,964	1,108,718
Citizens Holding Co.	24,346	644,195
Citizens Republic Bancorp Inc.(a)(b)	1,074,738	816,801
City Holding Co.	121,102	3,610,051
CNB Financial Corp.(b)	37,105	637,093
CoBiz Financial Inc.	249,839	1,244,198
Columbia Banking System Inc.	233,876	3,870,648
Community Bank System Inc.	273,160	4,990,633
Community Trust Bancorp Inc.	126,794	3,318,199
CVB Financial Corp.(b)	708,391	5,376,688

Eagle Bancorp Inc.(a)	126,188	1,208,881
East West Bancorp Inc.	764,779	6,347,666
Enterprise Bancorp Inc.(b)	40,597	519,642
Enterprise Financial Services Corp.	47,460	439,005
F.N.B. Corp.	950,982	6,761,482
Farmers Capital Bank Corp.	53,554	957,546
Financial Institutions Inc.	90,234	899,633
First Bancorp (North Carolina)	121,773	2,198,003
First BanCorp (Puerto Rico)	676,163	2,062,297
First Bancorp Inc. (The) (Maine)	72,703	1,352,276
First Busey Corp.(b)	216,834	1,019,120
First California Financial Group Inc.(a)(b)	49,637	238,258
First Commonwealth Financial Corp.	706,194	4,011,182
First Community Bancshares Inc.	115,984	1,463,718
First Financial Bancorp	429,207	5,171,944
First Financial Bankshares Inc.(b)	80,114	3,962,438
First Financial Corp.	98,175	3,008,082
First Financial Service Corp.	35,444	477,431
First Merchants Corp.	176,875	1,232,819
First Midwest Bancorp Inc.	405,038	4,564,778
First of Long Island Corp. (The)	38,246	1,016,961
1st Source Corp.	125,383	2,043,743
First South Bancorp Inc.(b)	68,079	782,908
FirstMerit Corp.	688,764	13,107,179
German American Bancorp Inc.	92,445	1,433,822
Glacier Bancorp Inc.	513,267	7,668,209
Great Southern Bancorp Inc.(b)	65,365	1,549,804
Guaranty Bancorp(a)	438,028	648,281
Hampton Roads Bankshares Inc.(b)	161,665	465,595
Hancock Holding Co.	172,197	6,469,441
Harleysville National Corp.	356,929	1,902,432
Heartland Financial USA Inc.(b)	110,176	1,625,096
Heritage Financial Corp.	76,571	1,006,909
Home Bancshares Inc.	146,052	3,201,460
IBERIABANK Corp.	171,626	7,819,281
Independent Bank Corp. (Massachusetts)	174,516	3,862,039
International Bancshares Corp.(b)	435,059	7,095,812
K-Fed Bancorp(b)	35,240	317,865
Lakeland Bancorp Inc.	170,788	1,280,910
Lakeland Financial Corp.	103,635	2,140,063
MainSource Financial Group Inc.	168,145	1,143,386
MB Financial Inc.	418,742	8,781,020
Merchants Bancshares Inc.	39,644	846,796
Metro Bancorp Inc.(a)	31,604	384,621
MidSouth Bancorp Inc.(b)	36,665	483,978
Nara Bancorp Inc.	126,715	880,669
National Bankshares Inc.(b)	57,847	1,472,206
National Penn Bancshares Inc.	1,054,194	6,441,125
NBT Bancorp Inc.	285,814	6,442,248
Northfield Bancorp Inc.	161,523	2,067,494
Northrim BanCorp Inc.	52,389	798,932
Norwood Financial Corp.	16,451	511,626
Ohio Valley Banc Corp.(b)	33,069	876,328
Old National Bancorp	727,182	8,144,438
Old Point Financial Corp.	17,662	294,249
Old Second Bancorp Inc.(b)	85,278	488,643
Oriental Financial Group Inc.	203,951	2,590,178
Orrstown Financial Services Inc.(b)	22,370	864,377
Pacific Capital Bancorp	395,360	569,318
Pacific Continental Corp.	107,447	1,131,417
PacWest Bancorp	222,310	4,235,006
Park National Corp.(b)	86,436	5,042,676
Peapack-Gladstone Financial Corp.(b)	61,478	987,337

Penns Woods Bancorp Inc.(b)	13,043	417,506
Peoples Bancorp Inc.	87,311	1,139,409
Peoples Financial Corp.	30,597	569,410
Pinnacle Financial Partners Inc.(a)	273,384	3,474,711
Porter Bancorp Inc.	23,530	383,539
PremierWest Bancorp(b)	173,317	469,689
PrivateBancorp Inc.(b)	101,427	2,480,904
Prosperity Bancshares Inc.	384,703	13,383,817
Renasant Corp.	177,318	2,633,172
Republic Bancorp Inc. Class A	69,770	1,392,609
Republic First Bancorp Inc.(a)(b)	62,993	285,988
S&T Bancorp Inc.(b)	198,129	2,567,752
S.Y. Bancorp Inc.	57,320	1,323,519
Sandy Spring Bancorp Inc.	137,303	2,235,293
Santander BanCorp(a)	37,815	368,696
SCBT Financial Corp.	105,503	2,964,634
Shore Bancshares Inc.	70,180	1,174,111
Sierra Bancorp(b)	61,041	733,102
Signature Bank(a)	65,719	1,905,851
Simmons First National Corp. Class A	117,283	3,378,923
Smithtown Bancorp Inc.	123,669	1,427,140
South Financial Group Inc. (The)	1,437,373	2,112,938
Southside Bancshares Inc.	85,129	1,917,105
Southwest Bancorp Inc.	123,159	1,729,152
State Bancorp Inc.	121,830	1,029,463
Stellar One Corp.	189,466	2,794,623
Sterling Bancorp	154,259	1,113,750
Sterling Bancshares Inc.	687,369	5,024,667
Sterling Financial Corp.(a)(b)	443,420	886,840
Suffolk Bancorp	25,519	755,618
Sun Bancorp Inc. (New Jersey)(a)	112,864	595,922
Susquehanna Bancshares Inc.	719,699	4,239,027
SVB Financial Group(a)(b)	249,312	10,787,730
Texas Capital Bancshares Inc.(a)	268,593	4,523,106
Tompkins Financial Corp.	43,390	1,896,143
Tower Bancorp Inc.	39,757	1,044,416
TowneBank(b)	176,270	2,247,442
TriCo Bancshares	116,194	1,905,582
TrustCo Bank Corp. NY	398,175	2,488,594
Trustmark Corp.	478,770	9,120,568
UCBH Holdings Inc.(b)	1,017,451	813,961
UMB Financial Corp.	268,695	10,866,026
Umpqua Holdings Corp.	724,092	7,675,375
Union Bankshares Corp.	152,904	1,903,655
United Bancshares Inc.(b)	318,646	6,242,275
United Community Banks Inc.(a)(b)	361,545	1,807,725
United Security Bancshares Inc.(b)	50,255	1,115,158
Univest Corp. of Pennsylvania	136,359	2,954,900
Washington Banking Co.(b)	78,358	725,595
Washington Trust Bancorp Inc.	116,910	2,048,263
Webster Financial Corp.	568,460	7,088,696
WesBanco Inc.	191,244	2,956,632
West Bancorporation	127,380	631,805
Westamerica Bancorporation(b)	105,953	5,509,556
Western Alliance Bancorporation(a)(b)	385,973	2,435,490
Wilber Corp.(b)	50,996	428,366
Wilshire Bancorp Inc.	150,458	1,104,362
Wintrust Financial Corp.	200,047	5,593,314
Yadkin Valley Financial Corp.(b)	131,480	614,012

		395,824,235
BEVERAGES – 0.03%
Farmer Brothers Co.	31,399	649,959
National Beverage Corp.(a)	42,626	490,625

		1,140,584

BIOTECHNOLOGY – 0.52%
Affymetrix Inc.(a)	77,318	678,852
American Oriental Bioengineering Inc.(a)(b)	324,385	1,576,511
ArQule Inc.(a)	158,417	719,213
Cambrex Corp.(a)	18,940	119,322
Celera Corp.(a)	543,381	3,385,264
CryoLife Inc.(a)	20,815	165,896
Enzo Biochem Inc.(a)	70,258	497,427
Facet Biotech Corp.(a)	167,347	2,893,430
Geron Corp.(a)(b)	368,692	2,418,620
Harvard Bioscience Inc.(a)	15,120	57,305
Lexicon Pharmaceuticals Inc.(a)	301,044	641,224
Martek Biosciences Corp.(a)	227,152	5,131,364
Maxygen Inc.(a)	35,627	238,345
RTI Biologics Inc.(a)	291,823	1,269,430
SuperGen Inc.(a)	170,108	454,188

		20,246,391
BUILDING MATERIALS – 0.87%
Apogee Enterprises Inc.	216,588	3,253,152
Builders FirstSource Inc.(a)(b)	41,795	182,226
Comfort Systems USA Inc.	322,761	3,740,800
Drew Industries Inc.(a)	60,462	1,311,421
Interline Brands Inc.(a)	270,091	4,551,033
LSI Industries Inc.	156,895	1,043,352
NCI Building Systems Inc.(a)(b)	143,002	457,606
Quanex Building Products Corp.	128,268	1,841,928
Simpson Manufacturing Co. Inc.(b)	71,203	1,798,588
Texas Industries Inc.(b)	196,949	8,269,889
Trex Co. Inc.(a)(b)	15,362	279,588
U.S. Concrete Inc.(a)	290,706	502,921
Universal Forest Products Inc.	160,040	6,315,178

		33,547,682
CHEMICALS – 2.97%
A. Schulman Inc.	196,024	3,906,758
Aceto Corp.	208,163	1,373,876
American Vanguard Corp.	145,204	1,206,645
Arch Chemicals Inc.	175,948	5,276,681
Chase Corp.	42,530	497,601
Ferro Corp.(b)	372,416	3,314,502
H.B. Fuller Co.	405,396	8,472,776
Hawkins Inc.	4,185	97,762
ICO Inc.(a)	230,125	1,074,684
Innophos Holdings Inc.	142,504	2,636,324
Innospec Inc.	197,933	2,919,512
Minerals Technologies Inc.	156,249	7,431,202
NL Industries Inc.	6,906	46,270
Olin Corp.	589,065	10,273,294
OM Group Inc.(a)	255,044	7,750,787
PolyOne Corp.(a)	630,907	4,208,150
Quaker Chemical Corp.	92,467	2,027,801
Rockwood Holdings Inc.(a)	411,060	8,455,504
Sensient Technologies Corp.	406,461	11,287,422
ShengdaTech Inc.(a)(b)	236,548	1,504,445
Solutia Inc.(a)	993,173	11,500,943
Spartech Corp.	256,737	2,765,057
Stepan Co.	5,397	324,252
Symyx Technologies Inc.(a)	61,180	405,012
W.R. Grace & Co.(a)	424,490	9,228,413

Westlake Chemical Corp.(b)	163,755	4,208,503
Zoltek Companies Inc.(a)(b)	232,910	2,445,555

		114,639,731
COAL – 0.28%
International Coal Group Inc.(a)(b)	761,559	3,069,083
Patriot Coal Corp.(a)(b)	616,472	7,249,711
Westmoreland Coal Co.(a)	66,724	542,466

		10,861,260
COMMERCIAL SERVICES – 3.69%
ABM Industries Inc.	296,832	6,245,345
Advance America Cash Advance Centers Inc.	40,966	229,410
Albany Molecular Research Inc.(a)	192,973	1,671,146
Avis Budget Group Inc.(a)(b)	353,496	4,722,707
Barrett Business Services Inc.	62,657	662,911
Bowne & Co. Inc.	316,219	2,434,886
Cardtronics Inc.(a)	28,987	226,678
CDI Corp.	89,908	1,263,207
Compass Diversified Holdings	199,078	2,084,347
Consolidated Graphics Inc.(a)	80,933	2,019,278
Cornell Companies Inc.(a)	92,579	2,077,473
CRA International Inc.(a)	14,282	389,756
Cross Country Healthcare Inc.(a)	232,424	2,163,867
Deluxe Corp.	193,403	3,307,191
Diamond Management & Technology Consultants Inc.	13,144	90,036
Dollar Financial Corp.(a)	31,125	498,622
Dollar Thrifty Automotive Group Inc.(a)	180,682	4,442,970
DynCorp International Inc.(a)	177,191	3,189,438
Electro Rent Corp.	147,647	1,700,893
Euronet Worldwide Inc.(a)(b)	50,107	1,204,071
First Advantage Corp. Class A(a)	90,961	1,687,327
Franklin Covey Co.(a)	19,009	111,203
GEO Group Inc. (The)(a)	82,957	1,673,243
Global Cash Access Inc.(a)	25,576	186,961
Great Lakes Dredge & Dock Corp.	24,187	168,825
H&E Equipment Services Inc.(a)	228,991	2,594,468
Hackett Group Inc. (The)(a)	153,673	445,652
HealthSpring Inc.(a)	408,474	5,003,806
Heidrick & Struggles International Inc.	140,708	3,272,868
Hill International Inc.(a)	24,991	177,436
ICT Group Inc.(a)	15,069	158,224
Integrated Electrical Services Inc.(a)	50,659	407,805
Jackson Hewitt Tax Service Inc.	244,413	1,246,506
Kelly Services Inc. Class A	196,375	2,415,412
Kendle International Inc.(a)	98,358	1,644,546
Kforce Inc.(a)	240,685	2,893,034
Korn/Ferry International(a)	350,429	5,112,759
Landauer Inc.	30,875	1,697,507
Live Nation Inc.(a)	697,608	5,713,410
Mac-Gray Corp.(a)	78,554	846,812
MAXIMUS Inc.	11,655	543,123
McGrath RentCorp	170,689	3,630,555
MedQuist Inc.	73,105	464,948
MPS Group Inc.(a)	771,589	8,117,116
Multi-Color Corp.	6,660	102,764
Nobel Learning Communities Inc.(a)	4,624	43,373
On Assignment Inc.(a)	271,269	1,586,924
PHH Corp.(a)(b)	453,831	9,004,007
Rent-A-Center Inc.(a)	550,906	10,401,105
Rewards Network Inc.(a)	37,217	511,362
Sotheby’s	47,936	825,937

Spherion Corp.(a)	429,346	2,666,239
Standard Parking Corp.(a)	50,456	882,475
StarTek Inc.(a)	80,104	695,303
Steiner Leisure Ltd.(a)	61,583	2,202,208
Stewart Enterprises Inc. Class A	667,760	3,492,385
Team Inc.(a)	8,490	143,905
Tree.com Inc.(a)	56,225	424,499
TrueBlue Inc.(a)	365,482	5,142,332
United Rentals Inc.(a)	501,729	5,167,809
Valassis Communications Inc.(a)	73,023	1,305,651
Viad Corp.	152,127	3,028,849
Volt Information Sciences Inc.(a)	102,424	1,251,621
Watson Wyatt Worldwide Inc. Class A	63,835	2,780,653

		142,497,179
COMPUTERS – 2.16%
Agilysys Inc.	126,746	835,256
CACI International Inc. Class A(a)	221,493	10,469,974
CIBER Inc.(a)	578,306	2,313,224
Cogo Group Inc.(a)	193,543	1,184,483
Computer Task Group Inc.(a)	46,981	381,016
COMSYS IT Partners Inc.(a)	123,081	787,718
Cray Inc.(a)	77,424	644,942
Dynamics Research Corp.(a)	72,150	939,393
Echelon Corp.(a)(b)	77,223	993,860
Electronics For Imaging Inc.(a)	410,384	4,625,028
Furmanite Corp.(a)	106,154	457,524
Imation Corp.	223,682	2,073,532
Integral Systems Inc.(a)	104,412	720,443
Mentor Graphics Corp.(a)	721,051	6,712,985
Mercury Computer Systems Inc.(a)	188,368	1,857,308
MTS Systems Corp.	124,465	3,635,623
Ness Technologies Inc.(a)	325,546	2,568,558
NetScout Systems Inc.(a)	28,260	381,793
Palm Inc.(a)(b)	159,989	2,788,608
PAR Technology Corp.(a)	21,263	135,658
Perot Systems Corp. Class A(a)	580,976	17,254,987
Rimage Corp.(a)	78,183	1,336,147
Sigma Designs Inc.(a)(b)	60,171	874,285
Silicon Graphics International Corp.(a)	223,805	1,501,732
Silicon Storage Technology Inc.(a)	663,428	1,605,496
SMART Modular Technologies (WWH) Inc.(a)	308,050	1,466,318
SRA International Inc. Class A(a)	249,014	5,376,212
Super Micro Computer Inc.(a)	57,956	490,308
3D Systems Corp.(a)	42,226	389,746
Tier Technologies Inc. Class B(a)	67,949	576,208
Unisys Corp.(a)	2,916,976	7,788,326
Virtusa Corp.(a)	29,951	284,235

		83,450,926
COSMETICS & PERSONAL CARE – 0.12%
Chattem Inc.(a)	9,144	607,253
Elizabeth Arden Inc.(a)	203,400	2,394,018
Inter Parfums Inc.	95,874	1,170,622
Revlon Inc. Class A(a)	90,206	438,401

		4,610,294
DISTRIBUTION & WHOLESALE – 0.72%
Beacon Roofing Supply Inc.(a)	63,862	1,020,515
BlueLinx Holdings Inc.(a)(b)	102,123	409,513
BMP Sunstone Corp.(a)(b)	26,856	109,304
Chindex International Inc.(a)	9,907	124,630
Core-Mark Holding Co. Inc.(a)	58,000	1,658,800

Houston Wire & Cable Co.(b)	82,238	908,730
Owens & Minor Inc.	69,376	3,139,264
Pool Corp.	184,910	4,108,700
ScanSource Inc.(a)	208,522	5,905,343
United Stationers Inc.(a)	197,823	9,418,353
Watsco Inc.	18,155	978,736

		27,781,888
DIVERSIFIED FINANCIAL SERVICES – 2.34%
Ampal-American Israel Corp. Class A(a)	186,553	378,703
Asset Acceptance Capital Corp.(a)(b)	73,513	532,969
BGC Partners Inc. Class A	203,299	870,120
Calamos Asset Management Inc. Class A	150,830	1,969,840
California First National Bancorp	16,203	179,367
Cohen & Steers Inc.(b)	76,300	1,831,200
CompuCredit Holdings Corp.(a)(b)	74,572	351,234
Credit Acceptance Corp.(a)	4,107	132,204
Diamond Hill Investment Group Inc.(a)	2,686	155,707
Doral Financial Corp.(a)(b)	42,146	155,940
E*TRADE Financial Corp.(a)	12,212,475	21,371,831
Encore Capital Group Inc.(a)	111,194	1,495,559
Epoch Holding Corp.	12,598	110,232
Evercore Partners Inc. Class A	61,908	1,808,952
FBR Capital Markets Corp.(a)	136,675	810,483
FCStone Group Inc.(a)	231,609	1,116,355
Financial Federal Corp.	137,308	3,388,761
First Marblehead Corp. (The)(a)(b)	518,748	1,141,246
GAMCO Investors Inc. Class A	24,427	1,116,314
International Assets Holding Corp.(a)(b)	4,922	81,262
JMP Group Inc.	111,171	1,073,912
KBW Inc.(a)	155,463	5,009,018
Knight Capital Group Inc. Class A(a)	381,631	8,300,474
LaBranche & Co. Inc.(a)	459,818	1,563,381
MF Global Ltd.(a)	565,647	4,112,254
National Financial Partners Corp.(a)	345,826	3,015,603
Nelnet Inc. Class A(a)	113,556	1,412,637
NewStar Financial Inc.(a)	164,013	539,603
Ocwen Financial Corp.(a)	475,943	5,387,675
Oppenheimer Holdings Inc. Class A	78,118	1,902,173
Penson Worldwide Inc.(a)	58,726	571,991
Piper Jaffray Companies(a)	164,257	7,838,344
Sanders Morris Harris Group Inc.	160,642	949,394
SWS Group Inc.	190,484	2,742,970
Teton Advisors Inc.(c)	652	0
Thomas Weisel Partners Group Inc.(a)	153,367	818,980
TradeStation Group Inc.(a)	204,459	1,666,341
U.S. Global Investors Inc. Class A(b)	15,202	187,441
Virtus Investment Partners Inc.(a)	48,185	752,168
Westwood Holdings Group Inc.	5,204	180,579
World Acceptance Corp.(a)(b)	135,383	3,413,005

		90,436,222
ELECTRIC – 3.38%
ALLETE Inc.	244,704	8,214,713
Avista Corp.	455,948	9,219,269
Black Hills Corp.	323,741	8,148,561
Central Vermont Public Service Corp.	96,808	1,868,394
CH Energy Group Inc.	131,720	5,836,513
Cleco Corp.	503,989	12,640,044
El Paso Electric Co.(a)	374,900	6,624,483
Empire District Electric Co. (The)	285,150	5,158,363
Florida Public Utilities Co.	49,759	604,572
IDACORP Inc.	393,377	11,325,324

MGE Energy Inc.	192,639	7,027,471
NorthWestern Corp.	299,871	7,325,849
Otter Tail Corp.	295,941	7,081,868
Pike Electric Corp.(a)	74,026	886,831
PNM Resources Inc.	722,775	8,442,012
Portland General Electric Co.	626,887	12,362,212
U.S. Geothermal Inc.(a)	120,043	187,267
UIL Holdings Corp.	244,727	6,458,346
UniSource Energy Corp.	297,144	9,137,178
Unitil Corp.	87,373	1,961,524

		130,510,794
ELECTRICAL COMPONENTS & EQUIPMENT – 1.15%
Advanced Energy Industries Inc.(a)	57,644	820,851
Belden Inc.	388,613	8,976,960
China BAK Battery Inc.(a)	312,511	1,546,929
Encore Wire Corp.	151,621	3,387,213
Energy Conversion Devices Inc.(a)(b)	58,466	677,036
EnerSys Inc.(a)	336,662	7,446,963
Fushi Copperweld Inc.(a)	132,228	1,118,649
GrafTech International Ltd.(a)	614,114	9,027,476
Graham Corp.	30,513	474,477
Greatbatch Inc.(a)(b)	55,102	1,238,142
Insteel Industries Inc.	147,275	1,759,936
Littelfuse Inc.(a)	181,160	4,753,638
Orion Energy Systems Inc.(a)(b)	153,168	479,416
Power-One Inc.(a)(b)	571,270	1,113,976
PowerSecure International Inc.(a)	100,019	678,129
SatCon Technology Corp.(a)	69,480	118,811
Ultralife Corp.(a)	7,568	45,862
Valence Technology Inc.(a)(b)	66,829	120,292
Vicor Corp.(a)	96,901	748,076

		44,532,832
ELECTRONICS – 2.60%
Analogic Corp.	38,108	1,410,758
Bel Fuse Inc. Class B	85,859	1,633,897
Benchmark Electronics Inc.(a)	482,578	8,686,404
Brady Corp. Class A	399,668	11,478,465
Checkpoint Systems Inc.(a)	245,458	4,035,330
China Security & Surveillance Technology Inc.(a)	55,709	397,762
Coherent Inc.(a)	180,922	4,219,101
CTS Corp.	268,905	2,500,816
Cymer Inc.(a)	247,737	9,627,060
Daktronics Inc.	38,336	328,540
DDi Corp.(a)	106,520	452,710
Electro Scientific Industries Inc.(a)	226,895	3,038,124
FARO Technologies Inc.(a)	14,396	247,323
FEI Co.(a)	23,572	581,050
ICx Technologies Inc.(a)(b)	43,093	255,111
II-VI Inc.(a)	66,041	1,680,083
L-1 Identity Solutions Inc.(a)	135,289	945,670
LaBarge Inc.(a)	24,584	276,570
Measurement Specialties Inc.(a)	121,627	1,241,812
MEMSIC Inc.(a)(b)	125,326	469,972
Methode Electronics Inc.	280,481	2,431,770
OSI Systems Inc.(a)	28,319	517,955
OYO Geospace Corp.(a)	32,934	850,685
Park Electrochemical Corp.	64,459	1,588,914
Plexus Corp.(a)	218,938	5,766,827
Rofin-Sinar Technologies Inc.(a)	133,537	3,066,010
Rogers Corp.(a)	102,097	3,059,847
Spectrum Control Inc.(a)	104,467	886,925

Stoneridge Inc.(a)	125,557	888,944
Technitrol Inc.	339,370	3,125,598
TTM Technologies Inc.(a)	358,847	4,115,975
Varian Inc.(a)	185,215	9,457,078
Watts Water Technologies Inc. Class A	244,115	7,384,479
Woodward Governor Co.	98,324	2,385,340
X-Rite Inc.(a)	228,055	458,391
Zygo Corp.(a)	121,819	825,933

		100,317,229
ENERGY - ALTERNATE SOURCES – 0.13%
Ascent Solar Technologies Inc.(a)(b)	104,671	789,219
Evergreen Solar Inc.(a)(b)	745,951	1,432,226
FuelCell Energy Inc.(a)	104,313	445,417
Green Plains Renewable Energy Inc.(a)(b)	75,243	534,225
Headwaters Inc.(a)	427,085	1,652,819

		4,853,906
ENGINEERING & CONSTRUCTION – 1.02%
Dycom Industries Inc.(a)	325,448	4,003,010
EMCOR Group Inc.(a)	376,729	9,538,778
ENGlobal Corp.(a)	10,089	41,567
Granite Construction Inc.(b)	247,327	7,652,297
Insituform Technologies Inc. Class A(a)	324,053	6,202,374
Layne Christensen Co.(a)	162,317	5,202,260
Sterling Construction Co. Inc.(a)	99,498	1,782,009
Tutor Perini Corp.(a)(b)	213,948	4,557,092
VSE Corp.	7,271	283,642

		39,263,029
ENTERTAINMENT – 0.70%
Ascent Media Corp. Class A(a)	117,008	2,995,405
Bluegreen Corp.(a)	126,635	386,237
Carmike Cinemas Inc.(a)	17,976	181,737
Churchill Downs Inc.	78,693	3,029,680
Cinemark Holdings Inc.	26,835	278,011
Great Wolf Resorts Inc.(a)	207,540	740,918
Lakes Entertainment Inc.(a)	107,177	360,115
National CineMedia Inc.	329,325	5,588,645
Pinnacle Entertainment Inc.(a)	234,569	2,390,258
Reading International Inc. Class A(a)	111,251	457,242
Speedway Motorsports Inc.	110,572	1,591,131
Steinway Musical Instruments Inc.(a)	56,150	666,500
Vail Resorts Inc.(a)(b)	245,454	8,232,527

		26,898,406
ENVIRONMENTAL CONTROL – 0.22%
Clean Harbors Inc.(a)	9,137	514,048
EnergySolutions Inc.	572,073	5,274,513
Fuel Tech Inc.(a)(b)	32,378	362,634
Metalico Inc.(a)(b)	279,405	1,165,119
Met-Pro Corp.	27,868	270,041
Mine Safety Appliances Co.	17,516	481,865
Waste Services Inc.(a)	127,261	587,946

		8,656,166
FOOD – 1.76%
American Italian Pasta Co. Class A(a)	51,294	1,394,171
B&G Foods Inc. Class A	174,443	1,428,688
Benihana Inc. Class A(a)	60,623	347,370
Chiquita Brands International Inc.(a)(b)	371,653	6,005,912
Diamond Foods Inc.	29,652	940,561
Fresh Del Monte Produce Inc.(a)	342,041	7,733,547

Frisch’s Restaurants Inc.	16,465	426,114
Great Atlantic & Pacific Tea Co. Inc. (The)(a)	283,069	2,522,145
Hain Celestial Group Inc.(a)	247,778	4,749,904
HQ Sustainable Maritime Industries Inc.(a)	5,969	52,527
Imperial Sugar Co.	102,640	1,301,475
Ingles Markets Inc. Class A	105,281	1,666,598
M&F Worldwide Corp.(a)	89,531	1,812,107
Nash-Finch Co.	106,558	2,913,296
Ruddick Corp.	294,470	7,838,791
Seaboard Corp.	2,763	3,591,955
Seneca Foods Corp. Class A(a)	77,958	2,136,049
Smart Balance Inc.(a)	120,713	741,178
Spartan Stores Inc.	186,972	2,641,914
TreeHouse Foods Inc.(a)	263,250	9,390,127
Village Super Market Inc. Class A	2,875	84,726
Weis Markets Inc.	75,542	2,413,567
Winn-Dixie Stores Inc.(a)	454,605	5,964,418

		68,097,140
FOREST PRODUCTS & PAPER – 1.27%
Boise Inc.(a)	123,939	654,398
Buckeye Technologies Inc.(a)	320,876	3,442,999
Clearwater Paper Corp.(a)	86,188	3,562,150
Deltic Timber Corp.	19,615	897,779
Domtar Corp.(a)	346,516	12,204,294
KapStone Paper and Packaging Corp.(a)	172,497	1,404,126
Louisiana-Pacific Corp.(a)(b)	865,616	5,773,659
Neenah Paper Inc.	123,135	1,449,299
P.H. Glatfelter Co.	377,786	4,336,983
Potlatch Corp.	157,492	4,480,647
Rock-Tenn Co. Class A	39,543	1,862,871
Schweitzer-Mauduit International Inc.	127,578	6,935,140
Wausau Paper Corp.	225,804	2,258,040

		49,262,385
GAS – 2.24%
Chesapeake Utilities Corp.	57,773	1,790,385
Laclede Group Inc. (The)	184,817	5,943,715
New Jersey Resources Corp.	294,661	10,699,141
Nicor Inc.	377,268	13,804,236
Northwest Natural Gas Co.	221,154	9,213,276
Piedmont Natural Gas Co.(b)	575,126	13,768,516
South Jersey Industries Inc.	219,790	7,758,587
Southwest Gas Corp.	373,048	9,542,568
WGL Holdings Inc.	418,370	13,864,782

		86,385,206
HAND & MACHINE TOOLS – 0.73%
Baldor Electric Co.	312,732	8,550,093
Franklin Electric Co. Inc.	192,453	5,517,628
K-Tron International Inc.(a)	4,362	415,306
Raser Technologies Inc.(a)(b)	74,079	113,341
Regal Beloit Corp.	298,844	13,660,159

		28,256,527
HEALTH CARE - PRODUCTS – 0.86%
AngioDynamics Inc.(a)	145,953	2,011,232
Aspect Medical Systems Inc.(a)	130,730	1,566,145
Cantel Medical Corp.(a)	30,649	461,574
Cardiac Science Corp.(a)	143,035	572,140
CONMED Corp.(a)	241,805	4,635,402
Cutera Inc.(a)	77,859	673,480
Cynosure Inc. Class A(a)	81,469	949,114

ev3 Inc.(a)	621,102	7,645,766
Hanger Orthopedic Group Inc.(a)	172,674	2,394,988
Hansen Medical Inc.(a)(b)	43,176	151,116
Home Diagnostics Inc.(a)	71,659	484,415
Invacare Corp.	135,498	3,018,895
LCA-Vision Inc.(a)	52,535	368,270
Medical Action Industries Inc.(a)	25,486	307,616
Natus Medical Inc.(a)	58,990	910,216
OraSure Technologies Inc.(a)	31,195	90,465
Palomar Medical Technologies Inc.(a)	39,838	645,774
Symmetry Medical Inc.(a)	234,120	2,427,824
TomoTherapy Inc.(a)	199,380	863,315
Vital Images Inc.(a)	39,180	490,534
Volcano Corp.(a)	99,234	1,669,116
Young Innovations Inc.	14,034	369,235
Zoll Medical Corp.(a)	23,161	498,425

		33,205,057
HEALTH CARE - SERVICES – 1.81%
Alliance Healthcare Services Inc.(a)	16,706	94,556
Allied Healthcare International Inc.(a)	310,868	870,430
Amedisys Inc.(a)(b)	12,348	538,743
American Dental Partners Inc.(a)	83,093	1,163,302
AmSurg Corp.(a)	255,815	5,430,952
Assisted Living Concepts Inc. Class A(a)	84,562	1,752,125
Capital Senior Living Corp.(a)	188,105	1,147,440
Centene Corp.(a)	164,262	3,111,122
Continucare Corp.(a)	36,785	111,091
Gentiva Health Services Inc.(a)	146,480	3,663,465
Healthways Inc.(a)	268,065	4,106,756
Kindred Healthcare Inc.(a)	325,494	5,282,768
Magellan Health Services Inc.(a)	294,524	9,147,915
MedCath Corp.(a)	125,557	1,101,135
Molina Healthcare Inc.(a)(b)	111,123	2,299,135
National Healthcare Corp.	37,853	1,411,538
NightHawk Radiology Holdings Inc.(a)	177,429	1,282,812
NovaMed Inc.(a)(b)	70,555	319,614
Odyssey Healthcare Inc.(a)	139,700	1,746,250
Psychiatric Solutions Inc.(a)	151,106	4,043,597
RadNet Inc.(a)(b)	18,190	47,112
RehabCare Group Inc.(a)	31,614	685,708
Res-Care Inc.(a)	209,582	2,978,160
Skilled Healthcare Group Inc. Class A(a)	162,892	1,308,023
Sun Healthcare Group Inc.(a)	363,500	3,140,640
Sunrise Senior Living Inc.(a)	373,797	1,132,605
Triple-S Management Corp. Class B(a)	161,433	2,707,231
U.S. Physical Therapy Inc.(a)	51,941	782,751
WellCare Health Plans Inc.(a)	352,307	8,684,368

		70,091,344
HOLDING COMPANIES - DIVERSIFIED – 0.12%
Heckmann Corp.(a)(b)	672,885	3,081,813
Information Services Group Inc.(a)	195,636	780,588
Resource America Inc. Class A	98,641	474,463
Zapata Corp.(a)	72,493	504,551

		4,841,415
HOME BUILDERS – 0.73%
AMREP Corp.(a)(b)	9,684	127,829
Beazer Homes USA Inc.(a)(b)	309,445	1,729,798
Brookfield Homes Corp.(a)(b)	80,132	535,282
Cavco Industries Inc.(a)	54,731	1,942,950
China Housing & Land Development Inc.(a)(b)	215,976	831,508

Hovnanian Enterprises Inc. Class A(a)(b)	191,856	736,727
M/I Homes Inc.(a)	136,757	1,858,528
Meritage Homes Corp.(a)(b)	261,455	5,307,536
Ryland Group Inc.	358,898	7,561,981
Skyline Corp.	57,312	1,292,959
Standard-Pacific Corp.(a)	836,669	3,087,309
Winnebago Industries Inc.(a)(b)	211,349	3,108,944

		28,121,351
HOME FURNISHINGS – 0.45%
American Woodmark Corp.	85,874	1,660,803
Audiovox Corp. Class A(a)	143,782	984,907
Ethan Allen Interiors Inc.(b)	204,099	3,367,633
Furniture Brands International Inc.(a)	339,979	1,880,084
Hooker Furniture Corp.(b)	89,943	1,214,230
Kimball International Inc. Class B	266,342	2,032,189
La-Z-Boy Inc.	427,967	3,701,915
Sealy Corp.(a)(b)	311,183	995,786
Stanley Furniture Co. Inc.	86,090	892,753
Universal Electronics Inc.(a)	27,654	564,695

		17,294,995
HOUSEHOLD PRODUCTS & WARES – 0.82%
ACCO Brands Corp.(a)	452,300	3,265,606
American Greetings Corp. Class A	328,910	7,334,693
Blyth Inc.	45,981	1,780,844
Central Garden & Pet Co. Class A(a)	518,837	5,670,888
CSS Industries Inc.	63,392	1,253,260
Ennis Inc.	215,538	3,476,628
Helen of Troy Ltd.(a)	248,820	4,834,573
Oil-Dri Corp. of America	41,870	607,115
Prestige Brands Holdings Inc.(a)	280,858	1,977,240
Standard Register Co. (The)	38,183	224,516
WD-40 Co.	42,072	1,194,845

		31,620,208
INSURANCE – 6.02%
Ambac Financial Group Inc.(b)	2,393,042	4,020,311
American Equity Investment Life Holding Co.	483,704	3,395,602
American Physicians Capital Inc.	81,110	2,336,779
American Physicians Service Group Inc.	53,204	1,225,820
American Safety Insurance Holdings Ltd.(a)(b)	64,102	1,012,812
Amerisafe Inc.(a)	158,777	2,738,903
AmTrust Financial Services Inc.	162,738	1,856,841
Argo Group International Holdings Ltd.(a)	257,202	8,662,563
Assured Guaranty Ltd.	764,601	14,848,551
Baldwin & Lyons Inc. Class B	68,013	1,594,905
Citizens Inc.(a)(b)	71,768	455,009
CNA Surety Corp.(a)	140,550	2,276,910
Conseco Inc.(a)	1,540,529	8,103,183
Crawford & Co. Class B(a)	36,431	160,661
Delphi Financial Group Inc. Class A	385,919	8,733,347
Donegal Group Inc. Class A	96,794	1,494,499
Eastern Insurance Holdings Inc.	63,639	606,480
EMC Insurance Group Inc.	40,527	856,336
Employers Holdings Inc.	389,542	6,030,110
Enstar Group Ltd.(a)	55,613	3,463,022
FBL Financial Group Inc. Class A	62,735	1,218,941
First Acceptance Corp.(a)	147,355	397,858
First Mercury Financial Corp.	61,368	817,422
Flagstone Reinsurance Holdings Ltd.(b)	324,980	3,665,774
FPIC Insurance Group Inc.(a)	59,549	1,997,869
Greenlight Capital Re Ltd. Class A(a)	234,002	4,399,238

Hallmark Financial Services Inc.(a)	66,598	536,114
Harleysville Group Inc.	109,396	3,462,383
Horace Mann Educators Corp.	326,864	4,566,290
Independence Holding Co.	55,003	323,418
Infinity Property and Casualty Corp.	114,338	4,857,078
Kansas City Life Insurance Co.	35,163	1,094,976
Maiden Holdings Ltd.	414,824	3,015,770
Max Capital Group Ltd.	384,996	8,227,365
Meadowbrook Insurance Group Inc.	479,429	3,547,775
Mercer Insurance Group Inc.	46,331	837,201
MGIC Investment Corp.(a)(b)	1,043,041	7,728,934
Montpelier Re Holdings Ltd.	720,325	11,755,704
National Interstate Corp.	51,014	892,745
National Western Life Insurance Co. Class A	18,709	3,292,410
Navigators Group Inc. (The)(a)	104,142	5,727,810
NYMAGIC Inc.	39,331	678,853
Phoenix Companies Inc. (The)(a)	856,667	2,784,168
Platinum Underwriters Holdings Ltd.	426,894	15,299,881
PMA Capital Corp. Class A(a)	266,833	1,518,280
PMI Group Inc. (The)(b)	613,098	2,605,666
Presidential Life Corp.	172,783	1,790,032
Primus Guaranty Ltd.(a)	150,911	644,390
ProAssurance Corp.(a)	276,048	14,406,945
Radian Group Inc.(b)	683,405	7,230,425
RLI Corp.	90,867	4,795,960
Safety Insurance Group Inc.	96,706	3,183,562
SeaBright Insurance Holdings Inc.(a)	180,478	2,061,059
Selective Insurance Group Inc.	440,750	6,932,997
State Auto Financial Corp.	119,217	2,137,561
Stewart Information Services Corp.	143,256	1,772,077
Tower Group Inc.	37,494	914,479
United America Indemnity Ltd. Class A(a)	305,969	2,261,111
United Fire & Casualty Co.	183,923	3,292,222
Universal American Corp.(a)	225,417	2,123,428
Universal Insurance Holdings Inc.	44,128	221,964
Zenith National Insurance Corp.	311,296	9,619,046

		232,509,825
INTERNET – 1.55%
ActivIdentity Corp.(a)	251,118	695,597
Avocent Corp.(a)	320,893	6,504,501
China Information Security Technology Inc.(a)	33,363	184,831
Digital River Inc.(a)	62,039	2,501,412
EarthLink Inc.	772,606	6,497,616
ePlus Inc.(a)	30,576	475,457
Global Sources Ltd.(a)	117,069	804,264
i2 Technologies Inc.(a)(b)	25,687	412,019
iBasis Inc.(a)	240,144	509,105
InfoSpace Inc.(a)	127,802	989,187
Internap Network Services Corp.(a)	428,634	1,375,915
Internet Brands Inc. Class A(a)	107,518	857,994
Internet Capital Group Inc.(a)	126,847	1,060,441
iPass Inc.(a)	408,595	563,861
j2 Global Communications Inc.(a)	29,771	685,031
Keynote Systems Inc.(a)	49,443	466,247
ModusLink Global Solutions Inc.(a)	357,733	2,894,060
1-800-FLOWERS.COM Inc.(a)	176,333	608,349
Online Resources Corp.(a)	76,333	470,975
Openwave Systems Inc.(a)	490,717	1,275,864
Orbitz Worldwide Inc.(a)	171,288	1,058,560
PCTEL Inc.(a)	136,055	850,344
Perficient Inc.(a)	188,131	1,555,843
RealNetworks Inc.(a)	334,574	1,244,615

Safeguard Scientifics Inc.(a)	106,174	1,164,729
Shutterfly Inc.(a)	148,640	2,471,883
SonicWALL Inc.(a)	418,255	3,513,342
Support.com Inc.(a)	291,417	699,401
TechTarget Inc.(a)	93,264	531,605
TIBCO Software Inc.(a)	935,874	8,881,444
United Online Inc.	697,456	5,607,546
US Auto Parts Network Inc.(a)	76,953	419,394
Vasco Data Security International Inc.(a)	51,647	383,221
Web.com Group Inc.(a)	221,705	1,571,888

		59,786,541
INVESTMENT COMPANIES – 1.68%
Allied Capital Corp.(b)	1,490,186	4,574,871
American Capital Ltd.(b)	2,335,464	7,543,549
Apollo Investment Corp.	1,359,393	12,982,203
Ares Capital Corp.	810,664	8,933,517
BlackRock Kelso Capital Corp.	106,547	790,579
Capital Southwest Corp.	24,526	1,882,370
Fifth Street Finance Corp.	234,018	2,557,817
Gladstone Capital Corp.(b)	177,189	1,582,298
Gladstone Investment Corp.	184,407	894,374
Harris & Harris Group Inc.(a)	217,285	1,358,031
Hercules Technology Growth Capital Inc.	292,410	2,871,466
Kayne Anderson Energy Development Co.	84,805	1,121,970
Kohlberg Capital Corp.	136,337	822,112
Main Street Capital Corp.	23,155	329,496
MCG Capital Corp.(a)	549,788	2,303,612
Medallion Financial Corp.	124,244	1,038,680
MVC Capital Inc.	181,815	1,596,336
NGP Capital Resources Co.	179,282	1,301,587
PennantPark Investment Corp.(b)	177,099	1,436,273
PennyMac Mortgage Investment Trust(a)	112,009	2,230,099
Prospect Capital Corp.(b)	432,702	4,634,238
TICC Capital Corp.	223,233	1,125,094
Triangle Capital Corp.	74,593	920,478

		64,831,050
IRON & STEEL – 0.19%
China Precision Steel Inc.(a)(b)	267,211	726,814
General Steel Holdings Inc.(a)(b)	86,305	335,726
Gibraltar Industries Inc.	223,535	2,966,309
Olympic Steel Inc.	75,662	2,170,743
Sutor Technology Group Ltd.(a)	66,921	211,470
Universal Stainless & Alloy Products Inc.(a)	56,219	1,025,997

		7,437,059
LEISURE TIME – 0.60%
Brunswick Corp.	735,965	8,816,861
Callaway Golf Co.	536,260	4,080,939
Interval Leisure Group Inc.(a)	20,937	261,294
Life Time Fitness Inc.(a)(b)	306,783	8,605,263
Marine Products Corp.	86,997	481,093
Multimedia Games Inc.(a)	162,154	830,228
Town Sports International Holdings Inc.(a)	56,946	142,934
Universal Travel Group(a)(b)	9,456	121,982

		23,340,594
LODGING – 0.42%
Gaylord Entertainment Co.(a)(b)	288,431	5,797,463
Marcus Corp.	154,134	1,971,374
Monarch Casino & Resort Inc.(a)	20,189	217,234
Morgans Hotel Group Co.(a)	62,944	341,156

Orient-Express Hotels Ltd. Class A	641,137	7,379,487
Red Lion Hotels Corp.(a)	108,460	623,645

		16,330,359
MACHINERY – 1.66%
Alamo Group Inc.	53,232	841,066
Albany International Corp. Class A	225,235	4,369,559
Altra Holdings Inc.(a)	191,313	2,140,792
Applied Industrial Technologies Inc.	352,581	7,460,614
Astec Industries Inc.(a)	151,839	3,867,339
Bolt Technology Corp.(a)	46,861	589,043
Briggs & Stratton Corp.	415,644	8,067,650
Cascade Corp.	74,893	2,002,639
Cognex Corp.	270,170	4,425,385
Columbus McKinnon Corp.(a)	159,440	2,415,516
DXP Enterprises Inc.(a)	63,210	704,791
Flow International Corp.(a)	45,859	118,775
Gorman-Rupp Co. (The)	43,948	1,094,745
Hurco Companies Inc.(a)	47,329	808,379
Intevac Inc.(a)	184,481	2,479,425
Kadant Inc.(a)	103,039	1,249,863
Lindsay Corp.	5,536	218,008
NACCO Industries Inc.	44,684	2,684,168
Nordson Corp.	185,555	10,407,780
Robbins & Myers Inc.	204,487	4,801,355
Sauer-Danfoss Inc.	78,588	602,770
Tecumseh Products Co. Class A(a)	155,855	1,765,837
Twin Disc Inc.	70,701	881,641

		63,997,140
MACHINERY - DIVERSIFIED – 0.01%
Chart Industries Inc.(a)	26,658	575,546

		575,546
MANUFACTURING – 2.12%
A.O. Smith Corp.	183,143	6,977,748
Actuant Corp. Class A	303,074	4,867,368
Acuity Brands Inc.	83,782	2,698,618
American Railcar Industries Inc.	76,055	806,944
Ameron International Corp.	76,805	5,374,814
Barnes Group Inc.	388,535	6,640,063
Blount International Inc.(a)	214,914	2,035,236
Ceradyne Inc.(a)	216,490	3,968,262
CLARCOR Inc.	267,199	8,379,361
Colfax Corp.(a)	141,498	1,504,124
Eastman Kodak Co.(b)	2,237,795	10,696,660
EnPro Industries Inc.(a)	166,014	3,795,080
Federal Signal Corp.	405,965	2,918,888
FreightCar America Inc.	99,434	2,416,246
GenTek Inc.(a)	64,367	2,448,521
GP Strategies Corp.(a)	52,138	390,514
Griffon Corp.(a)	361,233	3,637,616
Koppers Holdings Inc.	62,299	1,847,165
Myers Industries Inc.	264,676	2,850,561
Polypore International Inc.(a)	130,736	1,687,802
Portec Rail Products Inc.	28,724	272,591
Standex International Corp.	103,924	2,060,813
Sturm, Ruger & Co. Inc.(b)	10,967	141,913
Tredegar Corp.	246,647	3,576,381

		81,993,289
MEDIA – 0.51%
Belo Corp. Class A	744,123	4,025,705

Courier Corp.	84,230	1,276,084
Crown Media Holdings Inc. Class A(a)(b)	49,345	76,978
E.W. Scripps Co. (The) Class A(a)	236,802	1,776,015
Fisher Communications Inc.(a)	48,136	875,112
Journal Communications Inc. Class A	342,955	1,262,074
Lin TV Corp. Class A(a)	223,877	1,058,938
LodgeNet Interactive Corp.(a)	56,816	428,961
Martha Stewart Living Omnimedia Inc. Class A(a)	27,200	170,272
Mediacom Communications Corp. Class A(a)	213,686	1,230,831
Outdoor Channel Holdings Inc.(a)	105,346	688,963
PRIMEDIA Inc.	133,347	336,034
Scholastic Corp.	187,441	4,562,314
Sinclair Broadcast Group Inc. Class A	359,482	1,286,946
World Wrestling Entertainment Inc.	39,957	559,798

		19,615,025
METAL FABRICATE & HARDWARE – 1.15%
A.M. Castle & Co.	136,887	1,360,657
Ampco-Pittsburgh Corp.	34,901	928,018
CIRCOR International Inc.	141,601	4,001,644
Eastern Co. (The)(b)	49,281	783,568
Hawk Corp. Class A(a)	35,698	489,777
Haynes International Inc.(a)	99,801	3,175,668
Kaydon Corp.	277,235	8,987,959
L.B. Foster Co. Class A(a)	85,359	2,610,278
Ladish Co. Inc.(a)	133,115	2,014,030
Lawson Products Inc.	32,645	568,349
Mueller Industries Inc.	309,932	7,398,077
Mueller Water Products Inc. Class A	1,282,886	7,030,215
North American Galvanizing & Coatings Inc.(a)(b)	31,098	188,765
Northwest Pipe Co.(a)	77,748	2,606,890
RBC Bearings Inc.(a)	9,942	231,947
Sun Hydraulics Corp.	60,659	1,277,479
TriMas Corp.(a)	54,928	280,133
Worthington Industries Inc.	41,680	579,352

		44,512,806
MINING – 1.51%
Allied Nevada Gold Corp.(a)	76,332	747,290
AMCOL International Corp.	151,832	3,475,434
Brush Engineered Materials Inc.(a)	167,823	4,104,951
Century Aluminum Co.(a)	377,730	3,531,775
Coeur d’Alene Mines Corp.(a)	629,152	12,897,616
General Moly Inc.(a)(b)	536,533	1,690,079
Hecla Mining Co.(a)(b)	1,818,405	7,982,798
Horsehead Holding Corp.(a)	361,406	4,235,678
Kaiser Aluminum Corp.	128,313	4,665,461
Paramount Gold and Silver Corp.(a)(b)	92,783	127,113
RTI International Metals Inc.(a)	250,424	6,238,062
Stillwater Mining Co.(a)	293,524	1,972,481
United States Lime & Minerals Inc.(a)	3,469	124,606
Uranerz Energy Corp.(a)	70,446	161,321
Uranium Energy Corp.(a)(b)	22,073	65,115
US Gold Corp.(a)(b)	659,104	1,904,811
USEC Inc.(a)(b)	937,554	4,397,128

		58,321,719
MISCELLANEOUS - MANUFACTURING – 0.11%
John Bean Technologies Corp.	229,386	4,167,944

		4,167,944
OFFICE FURNISHINGS – 0.16%
HNI Corp.(b)	101,990	2,406,964
Steelcase Inc. Class A	599,745	3,724,416

		6,131,380

OIL & GAS – 2.91%
Alon USA Energy Inc.(b)	59,703	592,851
Approach Resources Inc.(a)	63,357	575,282
Atlas Energy Inc.	145,984	3,951,787
ATP Oil & Gas Corp.(a)(b)	234,755	4,199,767
Berry Petroleum Co. Class A	357,170	9,565,013
Bill Barrett Corp.(a)	320,421	10,506,605
BPZ Resources Inc.(a)	159,358	1,198,372
Brigham Exploration Co.(a)	316,353	2,872,485
Bronco Drilling Co. Inc.(a)	197,689	1,294,863
Cheniere Energy Inc.(a)(b)	317,431	930,073
Clayton Williams Energy Inc.(a)	48,832	1,470,820
Contango Oil & Gas Co.(a)	5,542	282,975
CREDO Petroleum Corp.(a)	11,741	118,819
Crosstex Energy Inc.	341,618	1,803,743
Cubic Energy Inc.(a)(b)	162,084	152,359
CVR Energy Inc.(a)	179,386	2,231,562
Delek US Holdings Inc.	106,332	911,265
Delta Petroleum Corp.(a)(b)	704,523	1,232,915
Endeavour International Corp.(a)	57,974	70,149
GeoResources Inc.(a)	59,157	653,685
GMX Resources Inc.(a)(b)	99,790	1,567,701
Goodrich Petroleum Corp.(a)(b)	204,372	5,274,841
Gran Tierra Energy Inc.(a)	1,699,903	7,071,596
Gulfport Energy Corp.(a)	13,115	114,625
Harvest Natural Resources Inc.(a)	274,506	1,408,216
Oilsands Quest Inc.(a)(b)	1,873,455	2,117,004
Parallel Petroleum Corp.(a)	340,502	1,079,391
Parker Drilling Co.(a)	968,512	5,288,076
Penn Virginia Corp.	378,693	8,675,857
PetroCorp Inc. Escrow(c)	19,086	2
Petroleum Development Corp.(a)	159,360	2,973,658
PetroQuest Energy Inc.(a)	427,220	2,772,658
Pioneer Drilling Co.(a)	284,184	2,085,911
Rex Energy Corp.(a)	60,233	502,946
Rosetta Resources Inc.(a)	436,168	6,407,308
Stone Energy Corp.(a)	347,514	5,667,953
Swift Energy Co.(a)	312,069	7,389,794
Toreador Resources Corp.	11,365	113,536
VAALCO Energy Inc.	455,853	2,096,924
Vantage Drilling Co.(a)	565,401	1,034,684
Venoco Inc.(a)	101,880	1,172,639
W&T Offshore Inc.	15,037	176,083
Warren Resources Inc.(a)	215,299	637,285
Western Refining Inc.(a)(b)	343,373	2,214,756

		112,458,834
OIL & GAS SERVICES – 1.69%
Allis-Chalmers Energy Inc.(a)	494,358	2,155,401
Basic Energy Services Inc.(a)	190,907	1,620,800
Boots & Coots Inc.(a)	647,156	1,041,921
Cal Dive International Inc.(a)	284,292	2,811,648
CARBO Ceramics Inc.	12,734	656,438
Complete Production Services Inc.(a)	486,721	5,499,947
Dawson Geophysical Co.(a)	64,677	1,770,856
Geokinetics Inc.(a)	15,856	336,147
Global Industries Ltd.(a)	832,435	7,908,132
Gulf Island Fabrication Inc.	97,445	1,826,119
Hercules Offshore Inc.(a)	712,531	3,498,527
Hornbeck Offshore Services Inc.(a)	191,045	5,265,200

ION Geophysical Corp.(a)	814,058	2,865,484
Key Energy Services Inc.(a)	1,031,241	8,971,797
Lufkin Industries Inc.	13,598	723,142
Matrix Service Co.(a)	152,240	1,654,849
NATCO Group Inc. Class A(a)	135,283	5,990,331
Natural Gas Services Group Inc.(a)	91,646	1,614,803
Newpark Resources Inc.(a)	741,953	2,381,669
Superior Well Services Inc.(a)(b)	113,839	1,101,962
T-3 Energy Services Inc.(a)	103,669	2,042,279
Tetra Technologies Inc.(a)	293,848	2,847,387
TGC Industries Inc.(a)	26,867	130,305
Union Drilling Inc.(a)	80,531	615,257

		65,330,401
PACKAGING & CONTAINERS – 0.23%
AEP Industries Inc.(a)	3,087	123,171
Astronics Corp.(a)	13,979	131,403
BWAY Holding Co.(a)	56,507	1,045,945
Graphic Packaging Holding Co.(a)	939,728	2,170,772
Silgan Holdings Inc.	105,944	5,586,427

		9,057,718
PHARMACEUTICALS – 0.76%
Adolor Corp.(a)	188,502	299,718
Biodel Inc.(a)	10,297	55,295
Caraco Pharmaceutical Laboratories Ltd.(a)	57,244	291,372
Cumberland Pharmaceuticals Inc.	12,864	208,268
Hi-Tech Pharmacal Co. Inc.(a)	51,680	1,159,699
I-Flow Corp.(a)	103,303	1,176,621
Infinity Pharmaceuticals Inc.(a)	77,502	482,837
K-V Pharmaceutical Co. Class A(a)	155,843	478,438
Mannatech Inc.(b)	125,905	482,216
Medicines Co. (The)(a)	129,449	1,425,233
Medicis Pharmaceutical Corp. Class A	424,733	9,068,050
Nabi Biopharmaceuticals(a)	123,048	441,742
Nutraceutical International Corp.(a)	85,218	960,407
Omega Protein Corp.(a)	156,114	757,153
Par Pharmaceutical Companies Inc.(a)	290,247	6,243,213
Progenics Pharmaceuticals Inc.(a)	57,240	299,938
Schiff Nutrition International Inc.	85,743	446,721
ViroPharma Inc.(a)	516,763	4,971,260

		29,248,181
REAL ESTATE – 0.57%
American Realty Investors Inc.(a)	22,801	263,808
Avatar Holdings Inc.(a)	50,691	963,129
Consolidated-Tomoka Land Co.	45,187	1,730,662
Forestar Group Inc.(a)	299,212	5,140,462
Government Properties Income Trust(a)	87,515	2,101,235
Hilltop Holdings Inc.(a)	330,779	4,055,351
Resource Capital Corp.	177,679	966,574
Starwood Property Trust Inc.(a)	308,374	6,244,573
Transcontinental Realty Investors Inc.(a)(b)	12,135	141,979
United Capital Corp.(a)	16,043	370,914

		21,978,687
REAL ESTATE INVESTMENT TRUSTS – 10.16%
Acadia Realty Trust	254,514	3,835,526
Agree Realty Corp.	59,756	1,370,205
Alexander’s Inc.	6,542	1,935,647
American Campus Communities Inc.	435,388	11,690,168
American Capital Agency Corp.	103,883	2,955,471
Anthracite Capital Inc.(a)(b)	638,527	670,453

Anworth Mortgage Asset Corp.	897,923	7,075,633
Ashford Hospitality Trust Inc.(a)(b)	486,240	1,682,390
Associated Estates Realty Corp.	99,947	961,490
BioMed Realty Trust Inc.	817,976	11,288,069
CapLease Inc.	402,898	1,623,679
Capstead Mortgage Corp.	529,805	7,369,588
Care Investment Trust Inc.	102,638	787,233
CBL & Associates Properties Inc.(b)	1,150,307	11,157,978
Cedar Shopping Centers Inc.	327,219	2,110,563
Cogdell Spencer Inc.	252,892	1,213,882
Colonial Properties Trust	407,047	3,960,567
Cousins Properties Inc.(b)	609,113	5,043,456
Cypress Sharpridge Investments Inc.(a)	125,632	1,783,974
DCT Industrial Trust Inc.	1,704,953	8,712,310
Developers Diversified Realty Corp.	1,193,488	11,027,829
DiamondRock Hospitality Co.(a)	969,440	7,852,464
DuPont Fabros Technology Inc.(a)	103,478	1,379,362
Dynex Capital Inc.	92,768	782,034
EastGroup Properties Inc.	82,143	3,139,505
Education Realty Trust Inc.	474,825	2,815,712
Entertainment Properties Trust	291,626	9,956,112
Equity Lifestyle Properties Inc.	80,433	3,441,728
Equity One Inc.(b)	271,503	4,254,452
Extra Space Storage Inc.	720,803	7,604,472
FelCor Lodging Trust Inc.	544,415	2,466,200
First Industrial Realty Trust Inc.(b)	327,298	1,718,314
First Potomac Realty Trust	230,759	2,667,574
Franklin Street Properties Corp.	557,051	7,297,368
Getty Realty Corp.	87,339	2,143,299
Gladstone Commercial Corp.	71,504	978,175
Glimcher Realty Trust	514,602	1,888,589
Gramercy Capital Corp.(a)	352,990	857,766
Hatteras Financial Corp.	301,989	9,053,630
Healthcare Realty Trust Inc.(b)	494,876	10,456,730
Hersha Hospitality Trust	357,849	1,109,332
Highwoods Properties Inc.	591,035	18,588,051
Home Properties Inc.	274,567	11,831,092
Inland Real Estate Corp.	585,226	5,126,580
Invesco Mortgage Capital Inc.(a)	67,097	1,466,069
Investors Real Estate Trust	496,767	4,490,774
iStar Financial Inc.(a)(b)	823,714	2,504,091
Kilroy Realty Corp.	360,039	9,987,482
Kite Realty Group Trust	387,122	1,614,299
LaSalle Hotel Properties	530,307	10,425,836
Lexington Realty Trust	729,960	3,722,796
LTC Properties Inc.	171,818	4,130,505
Medical Properties Trust Inc.	668,780	5,223,172
MFA Financial Inc.	2,338,485	18,614,341
Mid-America Apartment Communities Inc.	117,972	5,324,076
Mission West Properties Inc.	147,471	992,480
Monmouth Real Estate Investment Corp. Class A	165,378	1,151,031
National Health Investors Inc.	205,541	6,505,373
National Retail Properties Inc.	666,880	14,317,914
NorthStar Realty Finance Corp.(b)	490,054	1,720,090
Omega Healthcare Investors Inc.	560,416	8,977,864
Parkway Properties Inc.	179,671	3,539,519
Pennsylvania Real Estate Investment Trust(b)	319,390	2,430,558
Post Properties Inc.	370,092	6,661,656
PS Business Parks Inc.	100,739	5,169,925
RAIT Financial Trust(b)	545,859	1,604,825
Ramco-Gershenson Properties Trust	216,712	1,933,071
Redwood Trust Inc.	563,231	8,730,080

Saul Centers Inc.	19,817	636,126
Sovran Self Storage Inc.	189,197	5,757,265
Strategic Hotels & Resorts Inc.(a)	632,886	1,639,175
Sun Communities Inc.	138,126	2,972,472
Sunstone Hotel Investors Inc.(a)	627,355	4,454,220
Tanger Factory Outlet Centers Inc.	159,249	5,946,358
UMH Properties Inc.	58,530	477,019
Universal Health Realty Income Trust	43,494	1,415,730
Urstadt Biddle Properties Inc. Class A	170,101	2,481,774
U-Store-It Trust	663,145	4,144,656
Walter Investment Management Corp.	149,482	2,394,702
Washington Real Estate Investment Trust	432,090	12,444,192
Winthrop Realty Trust	97,829	952,854

		392,619,022
RETAIL – 4.84%
AFC Enterprises Inc.(a)	192,657	1,622,172
Allion Healthcare Inc.(a)	175,072	1,024,171
America’s Car-Mart Inc.(a)	32,716	783,548
AnnTaylor Stores Corp.(a)	488,633	7,764,378
Asbury Automotive Group Inc.(a)	267,059	3,386,308
Bob Evans Farms Inc.	256,147	7,443,632
Books-A-Million Inc.	51,728	622,805
Borders Group Inc.(a)	411,425	1,279,532
Brown Shoe Co. Inc.	348,684	2,796,446
Buckle Inc. (The)(b)	16,640	568,090
Build-A-Bear Workshop Inc.(a)	140,318	683,349
Cabela’s Inc.(a)(b)	332,546	4,436,164
Casey’s General Stores Inc.	164,832	5,172,428
Cash America International Inc.	246,475	7,433,686
Charming Shoppes Inc.(a)	894,309	4,391,057
Christopher & Banks Corp.	261,599	1,771,025
Coldwater Creek Inc.(a)	89,806	736,409
Collective Brands Inc.(a)	301,520	5,225,342
Conn’s Inc.(a)(b)	83,202	939,351
Cracker Barrel Old Country Store Inc.	50,192	1,726,605
Dillard’s Inc. Class A(b)	427,307	6,025,029
Domino’s Pizza Inc.(a)	279,697	2,472,521
Dress Barn Inc.(a)(b)	277,065	4,967,775
DSW Inc. Class A(a)(b)	95,044	1,517,853
Einstein Noah Restaurant Group Inc.(a)	3,118	37,541
Finish Line Inc. (The) Class A	161,257	1,638,371
Fred’s Inc. Class A	233,025	2,966,408
Gander Mountain Co.(a)(b)	45,375	233,227
Genesco Inc.(a)	189,147	4,552,768
Group 1 Automotive Inc.(b)	200,816	5,391,910
Haverty Furniture Companies Inc.(a)	148,912	1,758,651
Hot Topic Inc.(a)	146,977	1,100,858
Insight Enterprises Inc.(a)	332,365	4,058,177
Jo-Ann Stores Inc.(a)	138,369	3,712,440
Kenneth Cole Productions Inc. Class A	61,464	616,484
Landry’s Restaurants Inc.(a)	58,972	619,206
Lithia Motors Inc. Class A	141,093	2,199,640
Luby’s Inc.(a)	168,708	708,574
McCormick & Schmick’s Seafood Restaurants Inc.(a)	111,680	830,899
Men’s Wearhouse Inc. (The)	412,096	10,178,771
Movado Group Inc.	133,662	1,942,109
New York & Co. Inc.(a)	213,351	1,092,357
99 Cents Only Stores(a)(b)	45,571	612,930
O’Charley’s Inc.(a)	142,542	1,335,619
OfficeMax Inc.(a)	176,846	2,224,723
Pacific Sunwear of California Inc.(a)	548,553	2,825,048

Pantry Inc. (The)(a)	164,441	2,578,435
Papa John’s International Inc.(a)	33,596	825,454
PC Connection Inc.(a)	81,594	443,871
PC Mall Inc.(a)	66,479	456,046
Pep Boys - Manny, Moe & Jack (The)	406,307	3,969,619
Pier 1 Imports Inc.(a)(b)	754,071	2,918,255
Red Robin Gourmet Burgers Inc.(a)	98,699	2,015,434
Regis Corp.	476,510	7,385,905
Retail Ventures Inc.(a)	207,113	1,091,486
Rex Stores Corp.(a)	58,675	639,557
Ruby Tuesday Inc.(a)	542,145	4,564,861
Rush Enterprises Inc. Class A(a)	208,190	2,689,815
Ruth’s Hospitality Group Inc.(a)	29,642	125,089
Saks Inc.(a)(b)	991,584	6,762,603
Sally Beauty Holdings Inc.(a)	587,653	4,178,213
School Specialty Inc.(a)	102,003	2,419,511
Shoe Carnival Inc.(a)	75,717	1,167,556
Sonic Automotive Inc.(b)	191,396	2,009,658
Sonic Corp.(a)	45,190	499,801
Sport Supply Group Inc.	53,353	543,667
Stage Stores Inc.	314,994	4,082,322
Steak n Shake Co. (The)(a)	202,723	2,386,050
Stein Mart Inc.(a)	14,072	178,855
Susser Holdings Corp.(a)	52,540	660,428
Syms Corp.(a)	57,108	462,004
Systemax Inc.(a)	57,839	701,587
Talbots Inc. (The)(b)	72,527	669,424
Titan Machinery Inc.(a)	9,221	115,447
Tuesday Morning Corp.(a)	255,578	1,063,204
Tween Brands Inc.(a)	184,768	1,550,204
West Marine Inc.(a)	119,668	940,590
Zale Corp.(a)	197,506	1,412,168
Zumiez Inc.(a)	11,921	195,624

		187,129,130
SAVINGS & LOANS – 1.99%
Abington Bancorp Inc.	182,630	1,413,556
Astoria Financial Corp.	713,505	7,877,095
BankFinancial Corp.	179,042	1,715,222
Beneficial Mutual Bancorp Inc.(a)	270,944	2,473,719
Berkshire Hills Bancorp Inc.	115,370	2,531,218
Brookline Bancorp Inc.	375,066	3,645,642
Brooklyn Federal Bancorp Inc.	13,887	169,421
Cape Bancorp. Inc.(a)(b)	96,365	740,083
Cheviot Financial Corp.	19,412	166,167
Chicopee Bancorp Inc.(a)	52,959	699,588
Clifton Savings Bancorp Inc.	67,776	664,205
Danvers Bancorp Inc.	144,956	1,969,952
Dime Community Bancshares Inc.	216,291	2,472,206
ESB Financial Corp.(b)	76,737	1,027,508
ESSA Bancorp Inc.	126,863	1,675,860
First Defiance Financial Corp.(b)	68,176	1,016,504
First Financial Holdings Inc.	98,388	1,571,256
First Financial Northwest Inc.	151,592	882,265
Flagstar Bancorp Inc.(a)(b)	538,821	554,986
Flushing Financial Corp.	251,198	2,863,657
Fox Chase Bancorp Inc.(a)	47,200	472,944
Heritage Financial Group	13,965	115,630
Home Bancorp Inc.(a)	74,285	904,048
Home Federal Bancorp Inc.	139,400	1,591,948
Investors Bancorp Inc.(a)	359,376	3,812,979
Kearny Financial Corp.	122,130	1,272,595
Kentucky First Federal Bancorp(b)	22,704	283,573

Legacy Bancorp Inc.	59,896	628,908
Meridian Interstate Bancorp Inc.(a)	81,511	692,843
NASB Financial Inc.	28,442	748,025
NewAlliance Bancshares Inc.	891,058	9,534,321
Northeast Community Bancorp Inc.(b)	51,717	381,671
Northwest Bancorp Inc.	142,457	3,253,718
OceanFirst Financial Corp.	75,208	872,413
Oritani Financial Corp.	18,826	256,787
Provident Financial Services Inc.	499,309	5,137,890
Provident New York Bancorp	288,821	2,758,241
Prudential Bancorp Inc. of Pennsylvania	6,363	63,885
Rockville Financial Inc.	68,261	733,806
Roma Financial Corp.	38,952	484,173
Territorial Bancorp Inc.	90,975	1,426,488
United Financial Bancorp Inc.	115,925	1,342,411
Waterstone Financial Inc.(a)	57,797	292,453
Westfield Financial Inc.	260,385	2,205,461
WSFS Financial Corp.	52,042	1,386,399

		76,783,720
SEMICONDUCTORS – 1.82%
Actel Corp.(a)	149,898	1,824,259
ANADIGICS Inc.(a)	100,350	472,648
ATMI Inc.(a)	184,362	3,346,170
Brooks Automation Inc.(a)	535,350	4,138,256
Cabot Microelectronics Corp.(a)	174,460	6,081,676
CEVA Inc.(a)	23,735	255,151
Cohu Inc.	194,555	2,638,166
DSP Group Inc.(a)	190,490	1,550,589
EMCORE Corp.(a)(b)	618,604	804,185
Emulex Corp.(a)	50,516	519,810
Entegris Inc.(a)	1,085,102	5,371,255
Exar Corp.(a)	266,615	1,959,620
FormFactor Inc.(a)	22,874	547,146
GSI Technology Inc.(a)	149,315	595,767
IXYS Corp.	35,056	298,327
Lattice Semiconductor Corp.(a)	875,362	1,969,564
Micrel Inc.	222,074	1,809,903
Microtune Inc.(a)	179,449	326,597
MKS Instruments Inc.(a)	411,239	7,932,800
OmniVision Technologies Inc.(a)	417,630	6,799,016
Pericom Semiconductor Corp.(a)	210,416	2,064,181
Photronics Inc.(a)	441,819	2,094,222
Rudolph Technologies Inc.(a)	158,723	1,174,550
Semitool Inc.(a)	156,598	1,323,253
Silicon Image Inc.(a)	631,827	1,535,340
Standard Microsystems Corp.(a)	135,448	3,143,748
Techwell Inc.(a)	11,664	128,071
TriQuint Semiconductor Inc.(a)	533,690	4,120,087
Veeco Instruments Inc.(a)	116,667	2,720,674
Virage Logic Corp.(a)	120,983	630,321
White Electronic Designs Corp.(a)	201,032	928,768
Zoran Corp.(a)	105,789	1,218,689

		70,322,809
SHIPBUILDING – 0.02%
Todd Shipyards Corp.	47,600	782,544

		782,544
SOFTWARE – 1.51%
Acxiom Corp.(a)	101,565	960,805
American Reprographics Co.(a)	36,813	350,460
American Software Inc. Class A	15,153	98,949

AMICAS Inc.(a)	77,019	277,268
Avid Technology Inc.(a)(b)	189,675	2,672,521
Callidus Software Inc.(a)	106,959	321,947
CSG Systems International Inc.(a)	116,580	1,866,446
Deltek Inc.(a)	8,053	61,928
Digi International Inc.(a)	133,659	1,138,775
DivX Inc.(a)	97,128	530,319
Double-Take Software Inc.(a)	13,102	133,509
Epicor Software Corp.(a)	395,680	2,520,482
Fair Isaac Corp.	407,639	8,760,162
infoGROUP Inc.(a)	127,747	895,506
InnerWorkings Inc.(a)	37,490	185,201
JDA Software Group Inc.(a)	56,411	1,237,657
Lawson Software Inc.(a)	677,049	4,224,786
ManTech International Corp. Class A(a)	36,718	1,731,621
Medidata Solutions Inc.(a)	11,180	169,377
MoneyGram International Inc.(a)	105,809	332,240
Monotype Imaging Holdings Inc.(a)	182,092	1,531,394
MSC Software Corp.(a)	381,002	3,204,227
Omnicell Inc.(a)	39,688	442,124
Omniture Inc.(a)	31,725	680,184
OpenTV Corp. Class A(a)	415,115	572,859
Pervasive Software Inc.(a)	125,116	619,324
Quest Software Inc.(a)	456,550	7,692,867
Schawk Inc.	126,048	1,470,980
SeaChange International Inc.(a)	128,054	960,405
Synchronoss Technologies Inc.(a)	20,710	258,254
SYNNEX Corp.(a)	128,359	3,912,382
Take-Two Interactive Software Inc.(a)	582,418	6,528,906
THQ Inc.(a)	142,903	977,457
Trident Microsystems Inc.(a)	464,899	1,204,088

		58,525,410
STORAGE & WAREHOUSING – 0.10%
Mobile Mini Inc.(a)	219,324	3,807,465

		3,807,465
TELECOMMUNICATIONS – 2.80%
Adaptec Inc.(a)	1,010,364	3,374,616
ADC Telecommunications Inc.(a)	648,188	5,405,888
ADTRAN Inc.	102,737	2,522,193
Airvana Inc.(a)	85,157	576,513
Anaren Inc.(a)	14,515	246,755
Anixter International Inc.(a)	210,659	8,449,532
ARRIS Group Inc.(a)	254,061	3,305,334
Atlantic Tele-Network Inc.	74,383	3,973,540
Black Box Corp.	145,555	3,651,975
Cincinnati Bell Inc.(a)	1,465,979	5,130,926
Communications Systems Inc.	49,261	575,368
Consolidated Communications Holdings Inc.	93,191	1,491,988
CPI International Inc.(a)	45,576	509,995
D&E Communications Inc.	121,130	1,391,784
EMS Technologies Inc.(a)	23,685	493,122
Extreme Networks Inc.(a)	746,953	2,091,468
FairPoint Communications Inc.(b)	373,852	153,279
General Communication Inc. Class A(a)	150,274	1,030,880
GeoEye Inc.(a)	8,591	230,239
Global Crossing Ltd.(a)	36,055	515,586
Globecomm Systems Inc.(a)(b)	173,997	1,264,958
Harmonic Inc.(a)	187,058	1,249,547
Harris Stratex Networks Inc.(a)	489,262	3,424,834
Iowa Telecommunications Services Inc.	230,965	2,910,159
iPCS Inc.(a)	11,424	198,778

Knology Inc.(a)	162,899	1,588,265
KVH Industries Inc.(a)	7,805	77,972
LogMeIn Inc.(a)	16,257	297,666
MasTec Inc.(a)	123,915	1,505,567
NETGEAR Inc.(a)	212,596	3,901,137
Network Equipment Technologies Inc.(a)	119,847	866,494
Newport Corp.(a)	301,800	2,643,768
Oplink Communications Inc.(a)	45,686	663,361
Opnext Inc.(a)	187,084	548,156
Plantronics Inc.	48,310	1,295,191
Polycom Inc.(a)	422,499	11,301,848
Powerwave Technologies Inc.(a)	1,089,883	1,743,813
Preformed Line Products Co.	1,760	70,488
Premiere Global Services Inc.(a)	116,923	971,630
RF Micro Devices Inc.(a)	163,932	890,151
Sonus Networks Inc.(a)	1,719,131	3,644,558
SureWest Communications(a)	119,229	1,480,824
Sycamore Networks Inc.(a)	1,605,669	4,849,120
Symmetricom Inc.(a)	360,828	1,869,089
Syniverse Holdings Inc.(a)	96,524	1,689,170
Tekelec(a)	369,929	6,077,933
3Com Corp.(a)	580,829	3,037,736
USA Mobility Inc.	19,385	249,679
UTStarcom Inc.(a)(b)	939,175	1,962,876
Virgin Mobile USA Inc. Class A(a)	196,820	984,100

		108,379,849
TEXTILES – 0.20%
G&K Services Inc. Class A	154,309	3,419,487
UniFirst Corp.	95,544	4,246,931

		7,666,418
TOYS, GAMES & HOBBIES – 0.17%
JAKKS Pacific Inc.(a)	231,778	3,319,061
LeapFrog Enterprises Inc.(a)	222,576	914,787
RC2 Corp.(a)	176,668	2,517,519

		6,751,367
TRANSPORTATION – 2.27%
Air Transport Services Group Inc.(a)	173,405	599,981
American Commercial Lines Inc.(a)	74,807	2,178,380
Arkansas Best Corp.	211,058	6,319,077
Atlas Air Worldwide Holdings Inc.(a)	142,834	4,566,403
Bristow Group Inc.(a)	243,263	7,222,478
CAI International Inc.(a)	78,929	581,707
Celadon Group Inc.(a)	35,971	406,832
DHT Maritime Inc.	414,949	1,560,208
Dynamex Inc.(a)	24,732	403,874
Eagle Bulk Shipping Inc.	512,781	2,630,567
Forward Air Corp.	126,954	2,938,985
Genco Shipping & Trading Ltd.(b)	214,188	4,450,827
General Maritime Corp.(b)	407,006	3,150,226
Golar LNG Ltd.(b)	95,996	1,061,716
GulfMark Offshore Inc.(a)	89,464	2,929,051
Heartland Express Inc.	156,392	2,252,045
Horizon Lines Inc. Class A(b)	252,069	1,600,638
Hub Group Inc. Class A(a)	160,729	3,672,658
International Shipholding Corp.	46,538	1,433,836
Knight Transportation Inc.	99,167	1,664,022
Knightsbridge Tankers Ltd.	142,598	1,859,478
Nordic American Tanker Shipping Ltd.(b)	352,162	10,416,952
Old Dominion Freight Line Inc.(a)	194,505	5,918,787
Pacer International Inc.	295,292	1,139,827

Patriot Transportation Holding Inc.(a)	4,081	308,116
PHI Inc.(a)	51,614	1,046,732
Saia Inc.(a)	112,871	1,814,966
Ship Finance International Ltd.	140,278	1,724,017
TBS International Ltd.(a)(b)	110,716	963,229
Ultrapetrol (Bahamas) Ltd.(a)	178,870	880,040
Universal Truckload Services Inc.	48,499	800,718
USA Truck Inc.(a)	20,282	257,581
Werner Enterprises Inc.	355,374	6,620,618
YRC Worldwide Inc.(a)(b)	490,818	2,184,140

		87,558,712
TRUCKING & LEASING – 0.32%
Aircastle Ltd.	390,010	3,771,397
AMERCO(a)	74,590	3,420,697
Greenbrier Companies Inc. (The)	140,970	1,650,759
TAL International Group Inc.	120,524	1,713,851
Textainer Group Holdings Ltd.	76,998	1,232,738
Willis Lease Finance Corp.(a)	37,600	513,992

		12,303,434
WATER – 0.66%
American States Water Co.	154,194	5,578,739
Artesian Resources Corp. Class A	51,463	865,608
California Water Service Group	151,313	5,892,128
Connecticut Water Service Inc.	66,464	1,488,129
Consolidated Water Co. Ltd.	81,872	1,336,970
Middlesex Water Co.	112,106	1,690,558
Pennichuck Corp.	27,649	601,642
PICO Holdings Inc.(a)	114,566	3,820,776
SJW Corp.	108,629	2,482,173
Southwest Water Co.	205,368	1,010,411
York Water Co.	57,979	803,589

		25,570,723

TOTAL COMMON STOCKS
(Cost: $4,584,103,237)		3,855,298,075

Security	Shares	Value
SHORT-TERM INVESTMENTS – 6.58%

MONEY MARKET FUNDS – 6.58%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.22%(d)(e)(f)	217,589,358	217,589,358
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.18%(d)(e)(f)	33,208,364	33,208,364
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.04%(d)(e)	3,439,104	3,439,104

		254,236,826

TOTAL SHORT-TERM INVESTMENTS
(Cost: $254,236,826)		254,236,826

TOTAL INVESTMENTS IN SECURITIES – 106.35%
(Cost: $4,838,340,063)		4,109,534,901

Other Assets, Less Liabilities – (6.35)%	(245,516,838)

NET ASSETS – 100.00%	$3,864,018,063

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Security valued using Level 3 inputs. See Note 1.

(d)	Affiliated issuer. See Note 2.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 3000 INDEX FUND

September 30, 2009

Security	Shares	Value
COMMON STOCKS – 99.84%

ADVERTISING – 0.16%
APAC Customer Services Inc.(a)(b)	5,705	$33,717
Clear Channel Outdoor Holdings Inc. Class A(a)	9,747	68,229
Gaiam Inc. Class A(a)	4,462	31,145
Harte-Hanks Inc.	8,877	122,769
Interpublic Group of Companies Inc. (The)(a)	122,918	924,343
inVentiv Health Inc.(a)	8,666	144,982
Lamar Advertising Co. Class A(a)(b)	14,870	408,033
Marchex Inc. Class B	6,850	33,633
Omnicom Group Inc.	80,550	2,975,517

		4,742,368
AEROSPACE & DEFENSE – 1.89%
AAR Corp.(a)	9,674	212,248
AeroVironment Inc.(a)	3,620	101,686
Alliant Techsystems Inc.(a)	8,440	657,054
Argon ST Inc.(a)	3,129	59,607
BE Aerospace Inc.(a)	24,190	487,187
Boeing Co. (The)	187,936	10,176,734
Curtiss-Wright Corp.	11,461	391,164
Ducommun Inc.	2,733	51,681
Esterline Technologies Corp.(a)	7,394	289,919
GenCorp Inc.(a)	13,997	75,024
General Dynamics Corp.	89,552	5,785,059
Goodrich Corp.	32,037	1,740,891
HEICO Corp.	6,079	263,585
Herley Industries Inc.(a)	3,530	46,066
Kaman Corp.	6,938	152,497
L-3 Communications Holdings Inc.	30,144	2,421,166
LMI Aerospace Inc.(a)	2,146	21,524
Lockheed Martin Corp.	82,533	6,444,177
Moog Inc. Class A(a)	10,878	320,901
Northrop Grumman Corp.	83,938	4,343,791
Orbital Sciences Corp.(a)	15,255	228,367
Raytheon Co.	101,953	4,890,685
Rockwell Collins Inc.	40,799	2,072,589
Spirit AeroSystems Holdings Inc. Class A(a)	26,718	482,527
Teledyne Technologies Inc.(a)	9,374	337,370
TransDigm Group Inc.(a)	10,241	510,104
Triumph Group Inc.	4,389	210,628
United Technologies Corp.	216,615	13,198,352

		55,972,583
AGRICULTURE – 1.97%
AgFeed Industries Inc.(a)(b)	8,664	46,266
Alico Inc.	904	26,569
Alliance One International Inc.(a)	23,658	105,988
Altria Group Inc.	535,020	9,528,706
Andersons Inc. (The)	4,685	164,912
Archer-Daniels-Midland Co.	166,367	4,861,244
Bunge Ltd.	34,794	2,178,452
Cadiz Inc.(a)	2,916	34,117
Griffin Land & Nurseries Inc.	875	28,000
Lorillard Inc.	43,606	3,239,926
Monsanto Co.	141,264	10,933,834
Philip Morris International Inc.	507,903	24,755,192
Reynolds American Inc.	43,944	1,956,387
Tejon Ranch Co.(a)	2,759	70,851
Universal Corp.	6,362	266,059
Vector Group Ltd.(b)	10,390	161,876

		58,358,379

AIRLINES – 0.24%
AirTran Holdings Inc.(a)	29,823	186,394
Alaska Air Group Inc.(a)	9,708	260,077
Allegiant Travel Co.(a)	4,146	157,921
AMR Corp.(a)	75,497	600,201
Continental Airlines Inc. Class B(a)(b)	35,716	587,171
Copa Holdings SA Class A	7,622	339,103
Delta Air Lines Inc.(a)	200,728	1,798,523
Hawaiian Holdings Inc.(a)	14,659	121,083
JetBlue Airways Corp.(a)(b)	65,415	391,182
Republic Airways Holdings Inc.(a)	7,863	73,362
SkyWest Inc.	14,833	245,931
Southwest Airlines Co.	191,286	1,836,346
UAL Corp.(a)	38,650	356,353
US Airways Group Inc.(a)(b)	32,382	152,195

		7,105,842
APPAREL – 0.59%
American Apparel Inc.(a)	8,632	30,298
Carter’s Inc.(a)	14,388	384,160
Cherokee Inc.	1,863	44,656
Coach Inc.	82,064	2,701,547
Columbia Sportswear Co.	2,772	114,096
Crocs Inc.(a)	23,425	155,776
Deckers Outdoor Corp.(a)	3,339	283,314
G-III Apparel Group Ltd.(a)	3,128	44,261
Guess? Inc.	15,366	569,157
Gymboree Corp.(a)	7,729	373,929
Hanesbrands Inc.(a)	24,158	516,981
Iconix Brand Group Inc.(a)	18,410	229,573
Jones Apparel Group Inc.	22,621	405,595
K-Swiss Inc. Class A	6,446	56,660
Liz Claiborne Inc.(b)	24,544	121,002
Maidenform Brands Inc.(a)	5,682	91,253
Nike Inc. Class B	93,756	6,066,013
Oxford Industries Inc.	3,801	74,880
Perry Ellis International Inc.(a)	2,816	45,169
Phillips-Van Heusen Corp.	13,216	565,513
Polo Ralph Lauren Corp.	14,164	1,085,246
Quiksilver Inc.(a)	30,637	84,252
SKECHERS U.S.A. Inc. Class A(a)	8,426	144,422
Steven Madden Ltd.(a)	4,081	150,222
Timberland Co. Class A(a)	11,981	166,776
True Religion Apparel Inc.(a)(b)	6,386	165,589
Unifi Inc.(a)	11,505	36,816
VF Corp.	22,842	1,654,446
Volcom Inc.(a)	5,078	83,685
Warnaco Group Inc. (The)(a)	11,683	512,416
Weyco Group Inc.	1,846	42,273
Wolverine World Wide Inc.	13,010	323,168

		17,323,144
AUTO MANUFACTURERS – 0.37%
Force Protection Inc.(a)	16,879	92,159
Ford Motor Co.(a)	810,826	5,846,055
Navistar International Corp.(a)	16,312	610,395
Oshkosh Corp.	23,165	716,493
PACCAR Inc.	94,334	3,557,335

		10,822,437
AUTO PARTS & EQUIPMENT – 0.30%
American Axle & Manufacturing Holdings Inc.	11,133	78,822
Amerigon Inc. Class A(a)	5,424	39,866
ArvinMeritor Inc.	19,995	156,361
ATC Technology Corp.(a)	5,467	108,028
Autoliv Inc.	22,232	746,995
BorgWarner Inc.	30,147	912,248
China Automotive Systems Inc.(a)	1,142	10,609
Cooper Tire & Rubber Co.	15,226	267,673
Dana Holding Corp.(a)	25,161	171,346
Dorman Products Inc.(a)	2,814	42,266

Exide Technologies Inc.(a)	12,615	100,542
Federal Mogul Corp. Class A(a)	5,781	69,777
Fuel Systems Solutions Inc.(a)	3,778	135,970
Goodyear Tire & Rubber Co. (The)(a)	62,178	1,058,891
Johnson Controls Inc.	154,077	3,938,208
Miller Industries Inc.(a)	2,726	29,986
Modine Manufacturing Co.	7,911	73,335
Spartan Motors Inc.	7,868	40,442
Standard Motor Products Inc.	3,447	52,394
Superior Industries International Inc.	5,653	80,273
Tenneco Inc.(a)	12,074	157,445
Titan International Inc.	8,495	75,606
TRW Automotive Holdings Corp.(a)	14,903	249,625
WABCO Holdings Inc.	16,840	353,640
Wonder Auto Technology Inc.(a)	3,765	45,180

		8,995,528
BANKS – 5.03%
Alliance Financial Corp.(b)	915	24,751
American National Bankshares Inc.	1,408	30,723
Ameris Bancorp	3,531	25,247
Ames National Corp.	1,704	41,083
Arrow Financial Corp.	2,302	62,821
Associated Banc-Corp	33,464	382,159
Auburn National Bancorporation Inc.	834	20,350
BancFirst Corp.	1,953	72,124
Banco Latinoamericano de Comercio Exterior SA Class E	6,704	95,331
Bancorp Inc. (The)(a)	3,543	20,266
Bancorp Rhode Island Inc.	1,169	29,202
BancorpSouth Inc.	22,097	539,388
Bank Mutual Corp.	11,165	98,699
Bank of America Corp.	2,240,011	37,900,986
Bank of Hawaii Corp.	12,455	517,381
Bank of Kentucky Financial Corp. (The)	919	19,446
Bank of Marin Bancorp	1,213	38,003
Bank of New York Mellon Corp. (The)	309,316	8,967,071
Bank of the Ozarks Inc.	2,979	79,033
Banner Corp.	3,764	10,276
Bar Harbor Bankshares	784	26,656
BB&T Corp.	178,156	4,852,970
BOK Financial Corp.	5,153	238,687
Boston Private Financial Holdings Inc.	19,199	124,985
Bridge Bancorp Inc.	1,430	34,792
Bryn Mawr Bank Corp.	1,790	31,271
Camden National Corp.	1,951	64,461
Capital City Bank Group Inc.(b)	3,068	43,566
Cardinal Financial Corp.	8,903	73,272
Cass Information Systems Inc.	1,752	52,315
Cathay General Bancorp	12,573	101,716
Center Bancorp Inc.(b)	2,654	19,985
Centerstate Banks Inc.	5,018	39,592
Central Pacific Financial Corp.	7,595	19,139
Century Bancorp Inc. Class A(b)	1,330	28,861
Chemical Financial Corp.	6,028	131,350
Citizens & Northern Corp.(b)	2,203	32,582
Citizens Holding Co.	888	23,496
Citizens Republic Bancorp Inc.(a)(b)	38,058	28,924
City Holding Co.	4,135	123,264
City National Corp.	11,141	433,719
CNB Financial Corp.(b)	1,941	33,327
CoBiz Financial Inc.	9,745	48,530
Columbia Banking System Inc.	7,154	118,399
Comerica Inc.	38,928	1,154,994
Commerce Bancshares Inc.	15,741	586,195
Community Bank System Inc.	8,560	156,391
Community Trust Bancorp Inc.	3,768	98,609
Cullen/Frost Bankers Inc.	13,524	698,379
CVB Financial Corp.(b)	21,769	165,227
Discover Financial Services	139,029	2,256,441
Eagle Bancorp Inc.(a)	2,797	26,795
East West Bancorp Inc.	23,586	195,764
Enterprise Bancorp Inc.	1,729	22,131
Enterprise Financial Services Corp.(b)	2,616	24,198

F.N.B. Corp.	29,314	208,423
Farmers Capital Bank Corp.	1,657	29,627
Fifth Third Bancorp	206,547	2,092,321
Financial Institutions Inc.	2,814	28,056
First Bancorp (North Carolina)	4,277	77,200
First BanCorp (Puerto Rico)	19,389	59,136
First Bancorp Inc. (The) (Maine)	2,142	39,841
First Busey Corp.(b)	6,216	29,215
First California Financial Group Inc.(a)	1,438	6,902
First Citizens BancShares Inc. Class A	1,485	236,263
First Commonwealth Financial Corp.	21,888	124,324
First Community Bancshares Inc.	4,420	55,780
First Financial Bancorp	13,628	164,217
First Financial Bankshares Inc.(b)	5,246	259,467
First Financial Corp.	3,165	96,976
First Financial Service Corp.	1,334	17,969
First Horizon National Corp.(a)	55,902	739,583
First Merchants Corp.	5,650	39,380
First Midwest Bancorp Inc.	12,599	141,991
First of Long Island Corp. (The)	1,265	33,636
1st Source Corp.	3,792	61,810
First South Bancorp Inc.(b)	2,054	23,621
FirstMerit Corp.	20,820	396,205
Fulton Financial Corp.	46,047	338,906
German American Bancorp Inc.	2,572	39,892
Glacier Bancorp Inc.	15,740	235,156
Great Southern Bancorp Inc.(b)	2,385	56,548
Guaranty Bancorp(a)	13,555	20,061
Hampton Roads Bankshares Inc.(b)	4,264	12,280
Hancock Holding Co.	6,053	227,411
Harleysville National Corp.	10,970	58,470
Heartland Financial USA Inc.(b)	3,070	45,282
Heritage Financial Corp.	1,981	26,050
Home Bancshares Inc.	3,266	71,591
Huntington Bancshares Inc.	184,937	871,053
IBERIABANK Corp.	5,289	240,967
Independent Bank Corp. (Massachusetts)	5,885	130,235
International Bancshares Corp.(b)	13,753	224,311
KeyCorp	227,861	1,481,097
K-Fed Bancorp(b)	1,054	9,507
Lakeland Bancorp Inc.	4,893	36,698
Lakeland Financial Corp.	2,973	61,392
M&T Bank Corp.(b)	19,750	1,230,820
MainSource Financial Group Inc.	4,655	31,654
Marshall & Ilsley Corp.	95,611	771,581
MB Financial Inc.	8,904	186,717
Merchants Bancshares Inc.	1,106	23,624
Metro Bancorp Inc.(a)	1,239	15,079
MidSouth Bancorp Inc.	1,392	18,374
Nara Bancorp Inc.	5,566	38,684
National Bankshares Inc.(b)	1,617	41,153
National Penn Bancshares Inc.	24,464	149,475
NBT Bancorp Inc.	8,510	191,815
Northern Trust Corp.	62,254	3,620,693
Northfield Bancorp Inc.	4,975	63,680
Northrim BanCorp Inc.	1,555	23,714
Norwood Financial Corp.	473	14,710
Ohio Valley Banc Corp.	896	23,744
Old National Bancorp	17,649	197,669
Old Point Financial Corp.	489	8,147
Old Second Bancorp Inc.(b)	3,147	18,032
Oriental Financial Group Inc.	6,944	88,189
Orrstown Financial Services Inc.(b)	1,250	48,300
Pacific Capital Bancorp	11,564	16,652
Pacific Continental Corp.	2,754	29,000
PacWest Bancorp	6,480	123,444
Park National Corp.(b)	2,831	165,161
Peapack-Gladstone Financial Corp.	2,182	35,043
Penns Woods Bancorp Inc.(b)	856	27,401
Peoples Bancorp Inc.	2,657	34,674
Peoples Financial Corp.	1,183	22,016
Pinnacle Financial Partners Inc.(a)	8,418	106,993
PNC Financial Services Group Inc. (The)	119,390	5,801,160

Popular Inc.	165,579	468,589
Porter Bancorp Inc.	678	11,051
PremierWest Bancorp(b)	5,156	13,973
PrivateBancorp Inc.	8,957	219,088
Prosperity Bancshares Inc.	11,925	414,871
Regions Financial Corp.	300,320	1,864,987
Renasant Corp.	4,997	74,205
Republic Bancorp Inc. Class A	2,540	50,698
Republic First Bancorp Inc.(a)(b)	1,871	8,494
S&T Bancorp Inc.	6,026	78,097
S.Y. Bancorp Inc.	2,971	68,600
Sandy Spring Bancorp Inc.	3,866	62,938
Santander BanCorp(a)	1,052	10,257
SCBT Financial Corp.	3,800	106,780
Shore Bancshares Inc.	2,090	34,966
Sierra Bancorp(b)	1,879	22,567
Signature Bank(a)	10,475	303,775
Simmons First National Corp. Class A	3,562	102,621
Smithtown Bancorp Inc.	2,590	29,889
South Financial Group Inc. (The)	43,127	63,397
Southside Bancshares Inc.	2,994	67,425
Southwest Bancorp Inc.	3,593	50,446
State Bancorp Inc.	3,690	31,180
State Street Corp.	128,038	6,734,799
Stellar One Corp.	5,755	84,886
Sterling Bancorp	4,643	33,522
Sterling Bancshares Inc.	21,999	160,813
Sterling Financial Corp.(a)(b)	12,589	25,178
Suffolk Bancorp	2,568	76,038
Sun Bancorp Inc. (New Jersey)(a)	4,917	25,962
SunTrust Banks Inc.	129,564	2,921,668
Susquehanna Bancshares Inc.	22,810	134,351
SVB Financial Group(a)	8,676	375,411
Synovus Financial Corp.	98,127	367,976
TCF Financial Corp.	34,072	444,299
Texas Capital Bancshares Inc.(a)	8,824	148,596
Tompkins Financial Corp.	2,205	96,358
Tower Bancorp Inc.	758	19,913
TowneBank(b)	5,395	68,786
TriCo Bancshares	3,542	58,089
TrustCo Bank Corp. NY	18,757	117,231
Trustmark Corp.	14,789	281,730
U.S. Bancorp	491,176	10,737,107
UCBH Holdings Inc.(b)	29,894	23,915
UMB Financial Corp.	8,417	340,383
Umpqua Holdings Corp.	22,354	236,952
Union Bankshares Corp.	3,494	43,500
United Bancshares Inc.(b)	9,748	190,963
United Community Banks Inc.(a)(b)	10,793	53,965
United Security Bancshares Inc.	1,401	31,088
Univest Corp. of Pennsylvania	4,345	94,156
Valley National Bancorp(b)	36,038	442,907
Washington Banking Co.	2,395	22,178
Washington Trust Bancorp Inc.	3,807	66,699
Webster Financial Corp.	17,548	218,824
Wells Fargo & Co.	1,231,434	34,701,810
WesBanco Inc.	6,607	102,144
West Bancorporation	4,517	22,404
Westamerica Bancorporation(b)	7,688	399,776
Western Alliance Bancorporation(a)	10,745	67,801
Whitney Holding Corp.	17,906	170,823
Wilber Corp.	1,485	12,474
Wilmington Trust Corp.	17,254	245,007
Wilshire Bancorp Inc.	4,446	32,634
Wintrust Financial Corp.	5,902	165,020
Yadkin Valley Financial Corp.(b)	2,910	13,590
Zions Bancorporation(b)	32,372	581,725

		148,753,916
BEVERAGES – 2.24%
Boston Beer Co. Inc. Class A(a)	2,153	79,833
Brown-Forman Corp. Class B NVS	23,524	1,134,327
Coca-Cola Bottling Co. Consolidated	951	46,057

Coca-Cola Co. (The)	599,400	32,187,780
Coca-Cola Enterprises Inc.	80,615	1,725,967
Constellation Brands Inc. Class A(a)	49,293	746,789
Diedrich Coffee Inc.(a)	773	18,591
Dr Pepper Snapple Group Inc.(a)	65,903	1,894,711
Farmer Brothers Co.	1,719	35,583
Green Mountain Coffee Roasters Inc.(a)(b)	8,955	661,237
Hansen Natural Corp.(a)	18,018	661,981
Molson Coors Brewing Co. Class B NVS	33,305	1,621,287
National Beverage Corp.(a)	2,604	29,972
Peet’s Coffee & Tea Inc.(a)	3,098	87,457
Pepsi Bottling Group Inc.	36,796	1,340,846
PepsiAmericas Inc.	15,048	429,771
PepsiCo Inc.	403,094	23,645,494

		66,347,683
BIOTECHNOLOGY – 1.55%
Abraxis BioScience Inc.(a)	1,986	72,251
Acorda Therapeutics Inc.(a)	9,500	221,160
Affymax Inc.(a)	4,148	99,096
Affymetrix Inc.(a)	17,349	152,324
Alexion Pharmaceuticals Inc.(a)	22,794	1,015,245
AMAG Pharmaceuticals Inc.(a)	4,292	187,475
American Oriental Bioengineering Inc.(a)(b)	17,121	83,208
Amgen Inc.(a)	262,142	15,788,813
Arena Pharmaceuticals Inc.(a)	22,623	101,125
ARIAD Pharmaceuticals Inc.(a)	28,073	62,322
ArQule Inc.(a)	10,351	46,994
ARYx Therapeutics Inc.(a)	5,248	16,426
BioCryst Pharmaceuticals Inc.(a)(b)	5,888	48,517
Biogen Idec Inc.(a)	74,715	3,774,602
BioMimetic Therapeutics Inc.(a)	2,696	32,918
Bio-Rad Laboratories Inc. Class A(a)	5,110	469,507
Cambrex Corp.(a)	6,980	43,974
Cardium Therapeutics Inc.(a)(b)	12,414	20,111
Celera Corp.(a)	19,912	124,052
Celgene Corp.(a)	119,430	6,676,137
Cell Therapeutics Inc.(a)(b)	137,908	169,627
Celldex Therapeutics Inc.(a)(b)	3,812	20,928
Charles River Laboratories International Inc.(a)	17,314	640,272
China-Biotics Inc.(a)(b)	2,228	35,648
CryoLife Inc.(a)	6,725	53,598
Curis Inc.(a)	16,515	38,645
Cytokinetics Inc.(a)	7,939	41,997
Cytori Therapeutics Inc.(a)	5,013	19,801
Enzo Biochem Inc.(a)	7,651	54,169
Enzon Pharmaceuticals Inc.(a)	10,782	88,951
Exelixis Inc.(a)	25,955	165,593
Facet Biotech Corp.(a)	6,297	108,875
Genomic Health Inc.(a)	4,213	92,096
Genzyme Corp.(a)	70,006	3,971,440
Geron Corp.(a)(b)	22,122	145,120
GTx Inc.(a)(b)	4,496	57,549
Halozyme Therapeutics Inc.(a)	15,962	113,490
Harvard Bioscience Inc.(a)	6,694	25,370
Human Genome Sciences Inc.(a)	42,168	793,602
Idera Pharmaceuticals Inc.(a)(b)	5,138	38,073
Illumina Inc.(a)	32,015	1,360,637
ImmunoGen Inc.(a)	12,547	101,756
Immunomedics Inc.(a)	15,529	85,720
Incyte Corp.(a)	19,474	131,449
Integra LifeSciences Holdings Corp.(a)	5,259	179,595
InterMune Inc.(a)(b)	9,272	147,703
Lexicon Pharmaceuticals Inc.(a)	20,392	43,435
Life Technologies Corp.(a)	45,436	2,115,046
Martek Biosciences Corp.(a)	8,772	198,159
Maxygen Inc.(a)	5,948	39,792
Micromet Inc.(a)	14,602	97,249
Millipore Corp.(a)	14,240	1,001,499
Molecular Insight Pharmaceuticals Inc.(a)(b)	5,606	31,001
Momenta Pharmaceuticals Inc.(a)	9,538	101,198
Myriad Genetics Inc.(a)	24,931	683,109
Nanosphere Inc.(a)	1,849	13,239

Nektar Therapeutics(a)	22,682	220,923
Novavax Inc.(a)(b)	17,643	69,866
OncoGenex Pharmaceutical Inc.(a)	1,099	39,564
Optimer Pharmaceuticals Inc.(a)	7,877	106,576
Orexigen Therapeutics Inc.(a)	7,938	78,189
Oxigene Inc.(a)(b)	7,150	10,153
PDL BioPharma Inc.	31,952	251,782
Protalix BioTherapeutics Inc.(a)	8,037	66,386
Regeneron Pharmaceuticals Inc.(a)	15,901	306,889
Repligen Corp.(a)	7,860	39,379
RTI Biologics Inc.(a)	15,494	67,399
Sangamo BioSciences Inc.(a)(b)	9,389	77,084
Savient Pharmaceuticals Inc.(a)	15,881	241,391
Seattle Genetics Inc.(a)	21,458	301,056
Sequenom Inc.(a)(b)	15,741	50,843
StemCells Inc.(a)(b)	24,333	39,663
SuperGen Inc.(a)	13,269	35,428
Vertex Pharmaceuticals Inc.(a)	45,192	1,712,777
Vical Inc.(a)(b)	10,017	42,672

		45,799,708
BUILDING MATERIALS – 0.19%
AAON Inc.	3,558	71,445
Apogee Enterprises Inc.	7,003	105,185
Armstrong World Industries Inc.(a)	5,617	193,562
Broadwind Energy Inc.(a)(b)	7,682	60,611
Builders FirstSource Inc.(a)(b)	3,781	16,485
Comfort Systems USA Inc.	10,194	118,148
Drew Industries Inc.(a)	5,249	113,851
Eagle Materials Inc.	11,458	327,470
Interline Brands Inc.(a)	8,898	149,931
Lennox International Inc.	12,355	446,263
LSI Industries Inc.	4,584	30,484
Martin Marietta Materials Inc.(b)	11,628	1,070,590
Masco Corp.	93,570	1,208,924
NCI Building Systems Inc.(a)(b)	4,927	15,766
Owens Corning(a)	21,998	493,855
Quanex Building Products Corp.	9,459	135,831
Simpson Manufacturing Co. Inc.	9,458	238,909
Texas Industries Inc.	5,909	248,119
Trex Co. Inc.(a)(b)	3,464	63,045
U.S. Concrete Inc.(a)	8,433	14,589
Universal Forest Products Inc.	4,896	193,196
USG Corp.(a)(b)	10,752	184,719

		5,500,978
CHEMICALS – 1.80%
A. Schulman Inc.	6,658	132,694
Aceto Corp.	6,338	41,831
Air Products and Chemicals Inc.	54,403	4,220,585
Airgas Inc.	21,060	1,018,672
Albemarle Corp.	24,059	832,441
American Vanguard Corp.	4,554	37,844
Arch Chemicals Inc.	6,841	205,162
Ashland Inc.	19,007	821,483
Balchem Corp.	4,487	118,008
Cabot Corp.	16,622	384,134
Celanese Corp. Series A	37,293	932,325
CF Industries Holdings Inc.	12,565	1,083,480
Chase Corp.	2,039	23,856
China Green Agriculture Inc.(a)(b)	2,904	34,035
Cytec Industries Inc.	12,214	396,589
Dow Chemical Co. (The)	287,719	7,500,834
E.I. du Pont de Nemours and Co.	233,669	7,510,122
Eastman Chemical Co.	18,973	1,015,814
Ecolab Inc.	61,130	2,826,040
Ferro Corp.	10,655	94,829
FMC Corp.	18,853	1,060,481
H.B. Fuller Co.	12,402	259,202
Hawkins Inc.	2,094	48,916
Huntsman Corp.	41,326	376,480
ICO Inc.(a)	6,981	32,601
Innophos Holdings Inc.	4,275	79,087

Innospec Inc.	5,878	86,700
International Flavors & Fragrances Inc.	20,164	764,821
Intrepid Potash Inc.(a)	10,615	250,408
Landec Corp.(a)	5,444	34,842
Lubrizol Corp.	17,639	1,260,483
Minerals Technologies Inc.	4,690	223,056
Mosaic Co. (The)	40,755	1,959,093
NewMarket Corp.	2,611	242,927
NL Industries Inc.	1,796	12,033
Olin Corp.	20,970	365,717
OM Group Inc.(a)	7,607	231,177
OMNOVA Solutions Inc.(a)	10,013	64,884
PolyOne Corp.(a)	22,929	152,936
PPG Industries Inc.	42,683	2,484,577
Praxair Inc.	79,692	6,510,039
Quaker Chemical Corp.	2,676	58,685
Rockwood Holdings Inc.(a)	12,594	259,059
RPM International Inc.	33,434	618,195
Sensient Technologies Corp.	12,229	339,599
ShengdaTech Inc.(a)(b)	6,970	44,329
Sherwin-Williams Co. (The)	25,658	1,543,585
Sigma-Aldrich Corp.	31,715	1,711,976
Solutia Inc.(a)	30,748	356,062
Spartech Corp.	7,827	84,297
Stepan Co.	2,102	126,288
Symyx Technologies Inc.(a)	8,288	54,867
Terra Industries Inc.	26,075	904,020
Valhi Inc.	1,719	20,834
Valspar Corp. (The)	25,843	710,941
W.R. Grace & Co.(a)	19,136	416,017
Westlake Chemical Corp.(b)	4,741	121,844
Zep Inc.	5,463	88,774
Zoltek Companies Inc.(a)(b)	7,594	79,737

		53,270,347
COAL – 0.26%
Alpha Natural Resources Inc.(a)	31,295	1,098,454
Arch Coal Inc.	42,084	931,319
CONSOL Energy Inc.	46,979	2,119,223
International Coal Group Inc.(a)	23,309	93,935
James River Coal Co.(a)	7,632	145,848
Massey Energy Co.	22,220	619,716
Patriot Coal Corp.(a)(b)	18,961	222,981
Peabody Energy Corp.	69,165	2,574,321
Westmoreland Coal Co.(a)	2,524	20,520

		7,826,317
COMMERCIAL SERVICES – 1.98%
Aaron’s Inc.	12,363	326,383
ABM Industries Inc.	12,244	257,614
Administaff Inc.	5,758	151,263
Advance America Cash Advance Centers Inc.	10,517	58,895
Advisory Board Co. (The)(a)	3,787	95,205
Albany Molecular Research Inc.(a)	6,460	55,944
Alliance Data Systems Corp.(a)	13,813	843,698
American Caresource Holdings Inc.(a)	2,756	12,044
American Public Education Inc.(a)	4,619	160,464
AMN Healthcare Services Inc.(a)	8,564	81,444
Apollo Group Inc. Class A(a)	34,283	2,525,629
Arbitron Inc.	6,799	141,147
Avis Budget Group Inc.(a)	25,800	344,688
Barrett Business Services Inc.	2,228	23,572
Bowne & Co. Inc.	10,578	81,450
Bridgepoint Education Inc.(a)	3,338	50,938
Brinks Home Security Holdings Inc.(a)	11,839	364,523
Capella Education Co.(a)	3,675	247,474
Cardtronics Inc.(a)	4,767	37,278
Career Education Corp.(a)	18,025	439,449
CBIZ Inc.(a)	11,646	86,879
CDI Corp.	3,109	43,681
Cenveo Inc.(a)	13,269	91,821
Chemed Corp.	5,936	260,531
ChinaCast Education Corp.(a)	7,076	51,443

Coinstar Inc.(a)	7,729	254,902
Compass Diversified Holdings	7,068	74,002
Consolidated Graphics Inc.(a)	2,651	66,142
Convergys Corp.(a)	25,564	254,106
Corinthian Colleges Inc.(a)	21,029	390,298
Cornell Companies Inc.(a)	2,678	60,094
Corporate Executive Board Co. (The)	9,270	230,823
Corrections Corp. of America(a)	30,392	688,379
CorVel Corp.(a)	1,885	53,534
CoStar Group Inc.(a)(b)	4,858	200,247
CPI Corp.	1,295	16,149
CRA International Inc.(a)	2,881	78,622
Cross Country Healthcare Inc.(a)	7,845	73,037
Deluxe Corp.	12,709	217,324
DeVry Inc.	15,978	883,903
Diamond Management & Technology Consultants Inc.	5,551	38,024
Dollar Financial Corp.(a)	5,783	92,644
Dollar Thrifty Automotive Group Inc.(a)	5,818	143,065
DynCorp International Inc.(a)	6,359	114,462
Electro Rent Corp.	5,247	60,445
Emergency Medical Services Corp. Class A(a)(b)	2,604	121,086
Equifax Inc.	32,719	953,432
Euronet Worldwide Inc.(a)	12,989	312,126
ExlService Holdings Inc.(a)	4,782	71,061
Exponent Inc.(a)	3,697	104,144
First Advantage Corp. Class A(a)	3,338	61,920
Forrester Research Inc.(a)	3,748	99,847
Franklin Covey Co.(a)	3,597	21,042
FTI Consulting Inc.(a)	13,382	570,207
Gartner Inc.(a)	15,145	276,699
Genpact Ltd.(a)	15,502	190,675
GEO Group Inc. (The)(a)	13,100	264,227
Global Cash Access Inc.(a)	10,803	78,970
Grand Canyon Education Inc.(a)	4,171	74,369
Great Lakes Dredge & Dock Corp.	8,744	61,033
H&E Equipment Services Inc.(a)	7,155	81,066
H&R Block Inc.	88,455	1,625,803
Hackett Group Inc. (The)(a)	10,506	30,467
Healthcare Services Group Inc.	10,743	197,241
HealthSpring Inc.(a)	13,195	161,639
Heartland Payment Systems Inc.	9,280	134,653
Heidrick & Struggles International Inc.	4,516	105,042
Hertz Global Holdings Inc.(a)	48,852	529,067
Hewitt Associates Inc. Class A(a)	21,793	793,919
Hill International Inc.(a)	5,920	42,032
Hillenbrand Inc.	15,741	320,644
HMS Holdings Corp.(a)	7,008	267,916
Huron Consulting Group Inc.(a)	5,378	138,914
ICF International Inc.(a)	2,672	81,015
ICT Group Inc.(a)	1,978	20,769
Integrated Electrical Services Inc.(a)	1,800	14,490
Interactive Data Corp.	9,930	260,265
Iron Mountain Inc.(a)(b)	46,305	1,234,491
ITT Educational Services Inc.(a)(b)	10,019	1,106,198
Jackson Hewitt Tax Service Inc.	7,532	38,413
K12 Inc.(a)(b)	5,984	98,616
Kelly Services Inc. Class A	7,525	92,557
Kendle International Inc.(a)	3,069	51,314
Kenexa Corp.(a)	6,601	88,981
Kforce Inc.(a)	7,907	95,042
Korn/Ferry International(a)	11,739	171,272
Landauer Inc.	2,384	131,072
Learning Tree International Inc.(a)	2,197	25,024
Lender Processing Services Inc.	24,739	944,288
Lincoln Educational Services Corp.(a)	2,350	53,768
Live Nation Inc.(a)	20,215	165,561
Mac-Gray Corp.(a)	2,642	28,481
Manpower Inc.	20,213	1,146,279
MasterCard Inc. Class A	22,107	4,468,930
MAXIMUS Inc.	4,594	214,080
McGrath RentCorp	6,370	135,490
McKesson Corp.	70,456	4,195,655
Medifast Inc.(a)	2,953	64,139

MedQuist Inc.	2,382	15,150
Michael Baker Corp.(a)	1,811	65,812
Midas Inc.(a)	3,685	34,639
Monro Muffler Brake Inc.	4,706	149,604
Monster Worldwide Inc.(a)	33,320	582,434
Moody’s Corp.	49,053	1,003,624
Morningstar Inc.(a)	5,023	243,917
MPS Group Inc.(a)	23,218	244,253
Multi-Color Corp.	3,405	52,539
National Research Corp.	338	8,156
Navigant Consulting Inc.(a)	12,281	165,793
Net 1 UEPS Technologies Inc.(a)	8,141	170,635
Nobel Learning Communities Inc.(a)	1,076	10,093
Odyssey Marine Exploration Inc.(a)	16,304	30,325
On Assignment Inc.(a)	8,648	50,591
PAREXEL International Corp.(a)	14,241	193,535
Pharmaceutical Product Development Inc.	27,662	606,904
PHH Corp.(a)	13,643	270,677
Pre-Paid Legal Services Inc.(a)	2,148	109,118
Princeton Review Inc. (The)(a)	3,502	14,708
Providence Service Corp. (The)(a)	1,899	22,142
QC Holdings Inc.	889	6,001
Quanta Services Inc.(a)	51,793	1,146,179
R.R. Donnelley & Sons Co.	53,722	1,142,130
Rent-A-Center Inc.(a)	16,802	317,222
Resources Connection Inc.(a)	12,165	207,535
Rewards Network Inc.(a)	1,979	27,191
RiskMetrics Group Inc.(a)	5,406	79,036
Robert Half International Inc.	39,714	993,644
Rollins Inc.	11,875	223,844
RSC Holdings Inc.(a)(b)	12,202	88,709
Saba Software Inc.(a)(b)	6,088	25,630
SAIC Inc.(a)	53,211	933,321
Service Corp. International	64,237	450,301
Sotheby’s	17,835	307,297
Spherion Corp.(a)	14,109	87,617
Standard Parking Corp.(a)	2,586	45,229
StarTek Inc.(a)	3,146	27,307
Steiner Leisure Ltd.(a)	4,119	147,295
Stewart Enterprises Inc. Class A	23,169	121,174
Strayer Education Inc.	3,582	779,730
SuccessFactors Inc.(a)	9,164	128,937
Team Inc.(a)	4,826	81,801
TeleTech Holdings Inc.(a)	8,660	147,740
Ticketmaster Entertainment Inc.(a)	9,433	110,272
TNS Inc.(a)	6,989	191,499
Transcend Services Inc.(a)	1,556	27,183
Tree.com Inc.(a)	1,637	12,359
TrueBlue Inc.(a)	11,450	161,101
United Rentals Inc.(a)	15,456	159,197
Universal Technical Institute Inc.(a)	5,785	113,964
Valassis Communications Inc.(a)	11,726	209,661
Viad Corp.	5,400	107,514
Visa Inc. Class A	116,227	8,032,448
Volt Information Sciences Inc.(a)	3,572	43,650
Watson Wyatt Worldwide Inc. Class A	10,971	477,897
Weight Watchers International Inc.	9,062	248,661
Western Union Co.	181,837	3,440,356
Wright Express Corp.(a)	10,263	302,861

		58,637,232
COMPUTERS – 5.36%
Affiliated Computer Services Inc. Class A(a)	23,544	1,275,378
Agilysys Inc.	5,376	35,428
Apple Inc.(a)	230,982	42,817,133
Brocade Communications Systems Inc.(a)	100,588	790,622
CACI International Inc. Class A(a)	7,847	370,928
Cadence Design Systems Inc.(a)	69,937	513,338
CIBER Inc.(a)	20,455	81,820
Cognizant Technology Solutions Corp. Class A(a)	75,509	2,919,178
Cogo Group Inc.(a)	7,155	43,789
Compellent Technologies Inc.(a)	4,767	86,044
Computer Sciences Corp.(a)	39,290	2,070,976

Computer Task Group Inc.(a)	4,070	33,008
COMSYS IT Partners Inc.(a)	4,127	26,413
Cray Inc.(a)	7,920	65,974
Dell Inc.(a)	444,287	6,779,820
Diebold Inc.	17,428	573,904
DST Systems Inc.(a)	10,015	448,672
Dynamics Research Corp.(a)	2,358	30,701
Echelon Corp.(a)(b)	9,297	119,652
Electronics For Imaging Inc.(a)	11,986	135,082
eLoyalty Corp.(a)	1,691	13,545
EMC Corp.(a)	520,806	8,874,534
FactSet Research Systems Inc.(b)	10,971	726,719
Furmanite Corp.(a)	9,352	40,307
Hewlett-Packard Co.	619,192	29,232,054
iGATE Corp.	5,466	46,898
IHS Inc. Class A(a)	12,396	633,807
Imation Corp.	7,344	68,079
Immersion Corp.(a)	7,406	31,698
Innodata Isogen Inc.(a)	5,730	45,553
Integral Systems Inc.(a)	4,044	27,904
International Business Machines Corp.	342,132	40,922,409
Isilon Systems Inc.(a)	8,519	51,966
Jack Henry & Associates Inc.	21,662	508,407
Lexmark International Inc. Class A(a)	20,463	440,773
Limelight Networks Inc.(a)	9,662	39,228
LivePerson Inc.(a)	9,649	48,631
Manhattan Associates Inc.(a)	6,658	134,492
Maxwell Technologies Inc.(a)	5,174	95,357
Mentor Graphics Corp.(a)	25,658	238,876
Mercury Computer Systems Inc.(a)	5,538	54,605
MICROS Systems Inc.(a)	21,061	635,832
MTS Systems Corp.	4,467	130,481
NCI Inc. Class A(a)	1,716	49,181
NCR Corp.(a)	41,035	567,104
Ness Technologies Inc.(a)	11,278	88,983
NetApp Inc.(a)	86,025	2,295,147
Netezza Corp.(a)	13,148	147,784
NetScout Systems Inc.(a)	5,673	76,642
Palm Inc.(a)(b)	42,804	746,074
PAR Technology Corp.(a)	2,141	13,660
Perot Systems Corp. Class A(a)	22,453	666,854
Quantum Corp.(a)	47,688	60,087
Radiant Systems Inc.(a)	6,523	70,057
RadiSys Corp.(a)	5,488	47,691
Rimage Corp.(a)	2,578	44,058
Riverbed Technology Inc.(a)	14,313	314,313
SanDisk Corp.(a)	58,553	1,270,600
Seagate Technology	127,725	1,942,697
Sigma Designs Inc.(a)(b)	7,459	108,379
Silicon Graphics International Corp.(a)	6,971	46,775
Silicon Storage Technology Inc.(a)	22,589	54,665
SMART Modular Technologies (WWH) Inc.(a)	7,728	36,785
SRA International Inc. Class A(a)	10,366	223,802
STEC Inc.(a)	6,558	192,740
Stratasys Inc.(a)	5,013	86,023
Sun Microsystems Inc.(a)	195,063	1,773,123
Super Micro Computer Inc.(a)	5,758	48,713
Sykes Enterprises Inc.(a)	9,357	194,813
Synaptics Inc.(a)(b)	9,222	232,394
Synopsys Inc.(a)	37,357	837,544
Syntel Inc.	3,599	171,780
Teradata Corp.(a)	45,149	1,242,500
3D Systems Corp.(a)	4,472	41,277
3PAR Inc.(a)	6,575	72,522
Tier Technologies Inc. Class B(a)	4,021	34,098
Tyler Technologies Inc.(a)	8,106	138,532
Unisys Corp.(a)	94,432	252,133
Virtusa Corp.(a)	4,080	38,719
Western Digital Corp.(a)	57,843	2,113,005

		158,601,269

COSMETICS & PERSONAL CARE – 2.02%
Alberto-Culver Co.	22,567	624,655
Avon Products Inc.	110,543	3,754,040
Bare Escentuals Inc.(a)	16,408	195,091
Chattem Inc.(a)	5,038	334,574
Colgate-Palmolive Co.	129,279	9,861,402
Elizabeth Arden Inc.(a)	5,947	69,996
Estee Lauder Companies Inc. (The) Class A	28,878	1,070,796
Inter Parfums Inc.	3,108	37,949
Procter & Gamble Co. (The)	754,661	43,709,965
Revlon Inc. Class A(a)	4,781	23,236

		59,681,704
DISTRIBUTION & WHOLESALE – 0.31%
Beacon Roofing Supply Inc.(a)	11,122	177,730
BlueLinx Holdings Inc.(a)(b)	3,044	12,206
BMP Sunstone Corp.(a)(b)	7,781	31,669
Brightpoint Inc.(a)	12,512	109,480
Central European Distribution Corp.(a)	12,944	424,045
Chindex International Inc.(a)	2,829	35,589
Core-Mark Holding Co. Inc.(a)	2,179	62,319
Fastenal Co.	34,090	1,319,283
Genuine Parts Co.	41,585	1,582,725
Houston Wire & Cable Co.	4,073	45,007
Ingram Micro Inc. Class A(a)	42,109	709,537
LKQ Corp.(a)	36,380	674,485
MWI Veterinary Supply Inc.(a)	3,000	119,850
Owens & Minor Inc.	10,964	496,121
Pool Corp.	12,218	271,484
Rentrak Corp.(a)	2,242	40,042
ScanSource Inc.(a)	7,315	207,161
Tech Data Corp.(a)	12,879	535,895
United Stationers Inc.(a)	6,419	305,609
W.W. Grainger Inc.	16,056	1,434,764
Watsco Inc.	6,873	370,523
WESCO International Inc.(a)	10,612	305,626

		9,271,150
DIVERSIFIED FINANCIAL SERVICES – 5.18%
Affiliated Managers Group Inc.(a)	10,574	687,416
American Express Co.	262,521	8,899,462
AmeriCredit Corp.(a)	23,466	370,528
Ameriprise Financial Inc.	66,235	2,406,318
Ampal-American Israel Corp. Class A(a)	4,463	9,060
Asset Acceptance Capital Corp.(a)(b)	4,093	29,674
BGC Partners Inc. Class A	13,724	58,739
BlackRock Inc.	5,249	1,138,088
Broadpoint Gleacher Securities Inc.(a)	13,619	113,582
Calamos Asset Management Inc. Class A	5,747	75,056
California First National Bancorp	480	5,314
Capital One Financial Corp.	116,820	4,173,979
Charles Schwab Corp. (The)	246,388	4,718,330
CIT Group Inc.(b)	100,646	121,782
Citigroup Inc.	3,932,211	19,031,901
CME Group Inc.	17,189	5,297,478
Cohen & Steers Inc.(b)	4,463	107,112
CompuCredit Holdings Corp.(a)(b)	4,960	23,362
Credit Acceptance Corp.(a)	1,191	38,338
Diamond Hill Investment Group Inc.(a)	622	36,057
Doral Financial Corp.(a)(b)	1,279	4,732
Duff & Phelps Corp. Class A	4,630	88,711
E*TRADE Financial Corp.(a)	379,067	663,367
Eaton Vance Corp.	30,274	847,369
Encore Capital Group Inc.(a)	3,930	52,858
Epoch Holding Corp.	2,090	18,287
Evercore Partners Inc. Class A	2,471	72,203
FBR Capital Markets Corp.(a)	2,739	16,242
FCStone Group Inc.(a)	5,778	27,850
Federated Investors Inc. Class B	23,042	607,618
Financial Federal Corp.	6,646	164,023
First Marblehead Corp. (The)(a)(b)	15,392	33,862
Franklin Resources Inc.	39,099	3,933,359
GAMCO Investors Inc. Class A	2,117	96,747
GFI Group Inc.	16,393	118,521
GLG Partners Inc.	48,599	195,854

Goldman Sachs Group Inc. (The)	130,349	24,029,838
Greenhill & Co. Inc.	5,255	470,743
Interactive Brokers Group Inc. Class A(a)	10,380	206,251
IntercontinentalExchange Inc.(a)	18,985	1,845,152
International Assets Holding Corp.(a)(b)	1,050	17,335
Invesco Ltd.	108,143	2,461,335
Investment Technology Group Inc.(a)	11,359	317,143
Janus Capital Group Inc.	47,153	668,630
Jefferies Group Inc.(a)	30,290	824,797
JMP Group Inc.	3,261	31,501
JPMorgan Chase & Co.	973,305	42,650,225
KBW Inc.(a)	8,976	289,207
Knight Capital Group Inc. Class A(a)	23,706	515,605
LaBranche & Co. Inc.(a)	13,172	44,785
Lazard Ltd. Class A	20,084	829,670
Legg Mason Inc.	41,454	1,286,318
MarketAxess Holdings Inc.(a)	7,652	92,207
MF Global Ltd.(a)	24,643	179,155
Morgan Stanley	351,824	10,864,325
NASDAQ OMX Group Inc. (The)(a)	34,803	732,603
National Financial Partners Corp.(a)	9,528	83,084
Nelnet Inc. Class A(a)	4,463	55,520
NewStar Financial Inc.(a)	6,704	22,056
NYSE Euronext Inc.	67,132	1,939,443
Ocwen Financial Corp.(a)	14,616	165,453
Oppenheimer Holdings Inc. Class A	2,099	51,111
optionsXpress Holdings Inc.	10,709	185,052
Penson Worldwide Inc.(a)	5,799	56,482
Piper Jaffray Companies(a)	4,980	237,646
Portfolio Recovery Associates Inc.(a)	3,916	177,512
Pzena Investment Management Inc. Class A(a)(b)	1,628	13,301
Raymond James Financial Inc.	25,020	582,466
Sanders Morris Harris Group Inc.	4,628	27,351
SLM Corp.(a)	119,860	1,045,179
Stifel Financial Corp.(a)	6,981	383,257
Student Loan Corp. (The)	979	45,426
SWS Group Inc.	6,995	100,728
T. Rowe Price Group Inc.	66,269	3,028,493
TD AMERITRADE Holding Corp.(a)	68,090	1,335,926
Teton Advisors Inc.(c)	32	0
Thomas Weisel Partners Group Inc.(a)	5,414	28,911
TradeStation Group Inc.(a)	9,759	79,536
U.S. Global Investors Inc. Class A(b)	2,902	35,782
Virtus Investment Partners Inc.(a)	1,431	22,338
Waddell & Reed Financial Inc. Class A	22,292	634,207
Westwood Holdings Group Inc.	1,276	44,277
World Acceptance Corp.(a)	3,879	97,790

		153,118,331
ELECTRIC – 3.31%
AES Corp. (The)(a)	173,060	2,564,749
Allegheny Energy Inc.	43,683	1,158,473
ALLETE Inc.	7,555	253,621
Alliant Energy Corp.	28,691	799,044
Ameren Corp.	61,192	1,546,934
American Electric Power Co. Inc.	123,573	3,829,527
Avista Corp.	14,318	289,510
Black Hills Corp.	10,375	261,139
Calpine Corp.(a)	87,482	1,007,793
CenterPoint Energy Inc.	100,925	1,254,498
Central Vermont Public Service Corp.	3,609	69,654
CH Energy Group Inc.	4,292	190,179
Cleco Corp.	15,320	384,226
CMS Energy Corp.	58,452	783,257
Consolidated Edison Inc.	71,084	2,910,179
Constellation Energy Group Inc.	47,616	1,541,330
Dominion Resources Inc.	153,084	5,281,398
DPL Inc.	29,698	775,118
DTE Energy Co.	42,353	1,488,284
Duke Energy Corp.	333,976	5,256,782
Dynegy Inc. Class A(a)	126,289	322,037
Edison International	84,540	2,838,853
El Paso Electric Co.(a)	11,330	200,201

Empire District Electric Co. (The)	8,405	152,046
EnerNOC Inc.(a)	3,511	116,425
Entergy Corp.	50,891	4,064,155
Exelon Corp.	170,414	8,455,943
FirstEnergy Corp.	78,862	3,605,571
Florida Public Utilities Co.	1,655	20,108
FPL Group Inc.	106,587	5,886,800
Great Plains Energy Inc.	35,276	633,204
Hawaiian Electric Industries Inc.	23,326	422,667
IDACORP Inc.	12,367	356,046
Integrys Energy Group Inc.	19,865	712,955
ITC Holdings Corp.	12,732	578,669
MDU Resources Group Inc.	47,837	997,401
MGE Energy Inc.	6,205	226,358
Mirant Corp.(a)	37,956	623,617
Northeast Utilities	45,705	1,085,037
NorthWestern Corp.	9,440	230,619
NRG Energy Inc.(a)	69,028	1,945,899
NSTAR	27,328	869,577
NV Energy Inc.	60,380	699,804
OGE Energy Corp.	24,953	825,445
Ormat Technologies Inc.	4,883	199,324
Otter Tail Corp.	9,166	219,342
Pepco Holdings Inc.	57,332	853,100
PG&E Corp.	95,570	3,869,629
Pike Electric Corp.(a)	4,473	53,587
Pinnacle West Capital Corp.	26,284	862,641
PNM Resources Inc.	22,324	260,744
Portland General Electric Co.	19,715	388,780
PPL Corp.	97,575	2,960,425
Progress Energy Inc.	72,047	2,814,156
Public Service Enterprise Group Inc.	131,072	4,120,904
RRI Energy Inc.(a)	91,880	656,023
SCANA Corp.	31,716	1,106,888
Southern Co.	202,831	6,423,658
TECO Energy Inc.	54,463	766,839
U.S. Geothermal Inc.(a)	15,917	24,831
UIL Holdings Corp.	8,015	211,516
UniSource Energy Corp.	9,542	293,416
Unitil Corp.	2,505	56,237
Westar Energy Inc.	28,791	561,712
Wisconsin Energy Corp.	30,247	1,366,257
Xcel Energy Inc.	118,542	2,280,748

		97,865,889
ELECTRICAL COMPONENTS & EQUIPMENT – 0.51%
Advanced Battery Technologies Inc.(a)	10,579	45,913
Advanced Energy Industries Inc.(a)	8,777	124,984
American Superconductor Corp.(a)(b)	11,203	375,749
AMETEK Inc.	27,512	960,444
Belden Inc.	12,363	285,585
China BAK Battery Inc.(a)(b)	7,698	38,105
Emerson Electric Co.	194,332	7,788,827
Encore Wire Corp.	5,247	117,218
Energizer Holdings Inc.(a)	18,020	1,195,447
Energy Conversion Devices Inc.(a)(b)	11,493	133,089
EnerSys Inc.(a)	10,291	227,637
Fushi Copperweld Inc.(a)	3,711	31,395
General Cable Corp.(a)	13,382	523,905
GrafTech International Ltd.(a)	30,596	449,761
Graham Corp.	2,504	38,937
Greatbatch Inc.(a)(b)	5,558	124,888
Harbin Electric Inc.(a)	3,341	56,396
Hubbell Inc. Class B	14,787	621,054
Insteel Industries Inc.	4,570	54,611
Littelfuse Inc.(a)	5,368	140,856
Molex Inc.	33,819	706,141
NIVS IntelliMedia Technology Group Inc.(a)	2,155	5,775
Orion Energy Systems Inc.(a)	3,637	11,384
Powell Industries Inc.(a)	1,969	75,590
Power-One Inc.(a)(b)	17,284	33,704
PowerSecure International Inc.(a)	4,421	29,974
SatCon Technology Corp.(a)(b)	11,873	20,303

SmartHeat Inc.(a)	1,730	20,535
SunPower Corp. Class A(a)	25,070	749,342
Ultralife Corp.(a)	3,128	18,956
Universal Display Corp.(a)	6,920	82,625
Valence Technology Inc.(a)	13,036	23,465
Vicor Corp.(a)	4,792	36,994

		15,149,589
ELECTRONICS – 0.88%
Agilent Technologies Inc.(a)	88,979	2,476,286
American Science and Engineering Inc.	2,353	160,098
Amphenol Corp. Class A	44,692	1,683,995
Analogic Corp.	3,530	130,681
Arrow Electronics Inc.(a)	30,765	866,035
Avnet Inc.(a)	38,774	1,006,961
AVX Corp.	12,412	148,075
Badger Meter Inc.	3,581	138,549
Bel Fuse Inc. Class B	2,916	55,491
Benchmark Electronics Inc.(a)	16,910	304,380
Brady Corp. Class A	12,705	364,888
Checkpoint Systems Inc.(a)	9,684	159,205
China Security & Surveillance Technology Inc.(a)	8,016	57,234
Cogent Inc.(a)	10,683	107,898
Coherent Inc.(a)	5,960	138,987
CTS Corp.	8,790	81,747
Cubic Corp.	3,831	151,210
Cymer Inc.(a)(b)	7,942	308,626
Daktronics Inc.	7,792	66,777
DDi Corp.(a)	5,250	22,312
Dionex Corp.(a)	4,442	288,597
Dolby Laboratories Inc. Class A(a)	13,838	528,473
Electro Scientific Industries Inc.(a)	6,570	87,972
FARO Technologies Inc.(a)	3,988	68,514
FEI Co.(a)	10,047	247,659
FLIR Systems Inc.(a)	39,221	1,097,011
Garmin Ltd.(b)	29,398	1,109,481
Gentex Corp.	36,106	510,900
ICx Technologies Inc.(a)(b)	1,169	6,920
II-VI Inc.(a)	6,871	174,798
Itron Inc.(a)	10,229	656,088
Jabil Circuit Inc.	49,265	660,644
L-1 Identity Solutions Inc.(a)	20,295	141,862
LaBarge Inc.(a)	3,056	34,380
Measurement Specialties Inc.(a)	3,589	36,644
MEMSIC Inc.(a)	4,069	15,259
Methode Electronics Inc.	9,984	86,561
Mettler-Toledo International Inc.(a)	8,825	799,457
Multi-Fineline Electronix Inc.(a)	2,203	63,248
National Instruments Corp.	14,500	400,635
NVE Corp.(a)	1,132	60,177
OSI Systems Inc.(a)	3,755	68,679
OYO Geospace Corp.(a)	974	25,158
Park Electrochemical Corp.	4,933	121,598
PerkinElmer Inc.	30,010	577,392
Plexus Corp.(a)	10,381	273,436
RAE Systems Inc.(a)	10,618	11,680
Rofin-Sinar Technologies Inc.(a)	7,660	175,874
Rogers Corp.(a)	4,455	133,516
Spectrum Control Inc.(a)	2,806	23,823
SRS Labs Inc.(a)	3,433	25,095
Stoneridge Inc.(a)	3,575	25,311
Taser International Inc.(a)	15,301	72,221
Technitrol Inc.	10,446	96,208
Thermo Fisher Scientific Inc.(a)	108,406	4,734,090
Thomas & Betts Corp.(a)	13,776	414,382
Trimble Navigation Ltd.(a)	31,005	741,330
TTM Technologies Inc.(a)	10,427	119,598
Varian Inc.(a)	7,727	394,541
Vishay Intertechnology Inc.(a)	47,226	373,085
Waters Corp.(a)	24,769	1,383,596
Watts Water Technologies Inc. Class A	7,723	233,621
Woodward Governor Co.	15,204	368,849
X-Rite Inc.(a)	6,783	13,634
Zygo Corp.(a)	3,981	26,991

		25,938,423

ENERGY - ALTERNATE SOURCES – 0.11%
Ascent Solar Technologies Inc.(a)(b)	4,828	36,403
Clean Energy Fuels Corp.(a)	10,011	144,259
Comverge Inc.(a)	5,604	68,425
Covanta Holding Corp.(a)	33,450	568,650
Ener1 Inc.(a)	13,083	90,534
Evergreen Energy Inc.(a)(b)	47,842	29,662
Evergreen Solar Inc.(a)(b)	51,955	99,754
First Solar Inc.(a)(b)	13,226	2,021,726
FuelCell Energy Inc.(a)(b)	14,968	63,913
Green Plains Renewable Energy Inc.(a)(b)	2,394	16,997
GT Solar International Inc.(a)	7,736	44,946
Headwaters Inc.(a)	11,709	45,314
Syntroleum Corp.(a)	14,445	39,001

		3,269,584
ENGINEERING & CONSTRUCTION – 0.35%
AECOM Technology Corp.(a)	24,687	670,005
Argan Inc.(a)	1,800	24,192
Dycom Industries Inc.(a)	10,170	125,091
EMCOR Group Inc.(a)	17,225	436,137
ENGlobal Corp.(a)	6,549	26,982
Fluor Corp.	46,475	2,363,254
Granite Construction Inc.	8,816	272,767
Insituform Technologies Inc. Class A(a)	9,800	187,572
Jacobs Engineering Group Inc.(a)	31,988	1,469,849
KBR Inc.	41,388	963,927
Layne Christensen Co.(a)	4,812	154,225
McDermott International Inc.(a)	58,937	1,489,338
MYR Group Inc.(a)	4,296	90,603
Orion Marine Group Inc.(a)	6,862	140,945
Shaw Group Inc. (The)(a)	21,582	692,566
Stanley Inc.(a)	2,886	74,228
Sterling Construction Co. Inc.(a)	3,150	56,416
Tutor Perini Corp.(a)(b)	6,736	143,477
URS Corp.(a)	21,823	952,574
VSE Corp.	1,007	39,283

		10,373,431
ENTERTAINMENT – 0.18%
Ascent Media Corp. Class A(a)	3,525	90,240
Bally Technologies Inc.(a)	14,450	554,446
Bluegreen Corp.(a)	2,532	7,723
Carmike Cinemas Inc.(a)	2,924	29,562
Churchill Downs Inc.	2,672	102,872
Cinemark Holdings Inc.	9,023	93,478
Dover Downs Gaming & Entertainment Inc.	3,847	21,928
DreamWorks Animation SKG Inc. Class A(a)	18,790	668,360
Great Wolf Resorts Inc.(a)	7,583	27,071
International Game Technology	76,260	1,638,065
International Speedway Corp. Class A	7,855	216,562
Isle of Capri Casinos Inc.(a)	3,929	46,323
Lakes Entertainment Inc.(a)	7,116	23,910
National CineMedia Inc.	10,392	176,352
Penn National Gaming Inc.(a)	17,431	482,141
Pinnacle Entertainment Inc.(a)	15,219	155,082
Reading International Inc. Class A(a)	4,646	19,095
Regal Entertainment Group Class A	21,805	268,638
Scientific Games Corp. Class A(a)	16,314	258,251
Shuffle Master Inc.(a)	15,027	141,554
Speedway Motorsports Inc.	3,524	50,710
Steinway Musical Instruments Inc.(a)	1,963	23,301
Vail Resorts Inc.(a)	7,889	264,597
Warner Music Group Corp.(a)	12,080	66,802
Youbet.com Inc.(a)	7,930	16,653

		5,443,716
ENVIRONMENTAL CONTROL – 0.34%
American Ecology Corp.	5,298	99,073
Calgon Carbon Corp.(a)	13,833	205,143

Clean Harbors Inc.(a)	5,501	309,486
Darling International Inc.(a)	19,968	146,765
Energy Recovery Inc.(a)(b)	8,109	47,194
EnergySolutions Inc.	19,248	177,467
Fuel Tech Inc.(a)(b)	4,463	49,986
Heritage-Crystal Clean Inc.(a)	644	8,211
Metalico Inc.(a)(b)	6,071	25,316
Met-Pro Corp.	3,834	37,151
Mine Safety Appliances Co.	6,723	184,950
Nalco Holding Co.	36,379	745,406
Perma-Fix Environmental Services Inc.(a)	12,232	28,623
Republic Services Inc.	83,047	2,206,559
Stericycle Inc.(a)(b)	22,052	1,068,419
Tetra Tech Inc.(a)	15,748	417,794
Waste Connections Inc.(a)	20,494	591,457
Waste Management Inc.	127,358	3,797,816
Waste Services Inc.(a)	4,791	22,134

		10,168,950
FOOD – 1.79%
American Dairy Inc.(a)(b)	2,434	68,955
American Italian Pasta Co. Class A(a)	5,294	143,891
Arden Group Inc. Class A	214	25,573
B&G Foods Inc. Class A	5,049	41,351
Benihana Inc. Class A(a)	4,051	23,212
Calavo Growers Inc.	2,696	51,170
Cal-Maine Foods Inc.(b)	3,634	97,282
Campbell Soup Co.	50,666	1,652,725
Chiquita Brands International Inc.(a)	11,924	192,692
ConAgra Foods Inc.	115,528	2,504,647
Corn Products International Inc.	19,019	542,422
Dean Foods Co.(a)	46,788	832,359
Del Monte Foods Co.	51,257	593,556
Diamond Foods Inc.	4,034	127,958
Flowers Foods Inc.	20,430	537,105
Fresh Del Monte Produce Inc.(a)	10,657	240,955
Frisch’s Restaurants Inc.	834	21,584
General Mills Inc.	85,132	5,480,798
Great Atlantic & Pacific Tea Co. Inc. (The)(a)	8,442	75,218
H.J. Heinz Co.	81,699	3,247,535
Hain Celestial Group Inc.(a)	10,173	195,016
Hershey Co. (The)	39,811	1,547,055
Hormel Foods Corp.	18,246	648,098
HQ Sustainable Maritime Industries Inc.(a)	1,749	15,391
Imperial Sugar Co.	2,393	30,343
Ingles Markets Inc. Class A	3,013	47,696
J&J Snack Foods Corp.	3,539	152,849
J.M. Smucker Co. (The)	30,807	1,633,079
Kellogg Co.	65,889	3,243,715
Kraft Foods Inc. Class A	381,128	10,012,233
Kroger Co. (The)	168,860	3,485,270
Lance Inc.	7,652	197,575
Lifeway Foods Inc.(a)	1,169	12,847
M&F Worldwide Corp.(a)	2,961	59,931
McCormick & Co. Inc. NVS	33,880	1,149,887
Nash-Finch Co.	3,505	95,827
Overhill Farms Inc.(a)	4,238	25,640
Ralcorp Holdings Inc.(a)	14,787	864,596
Ruddick Corp.	11,636	309,750
Safeway Inc.	110,067	2,170,521
Sanderson Farms Inc.	5,495	206,832
Sara Lee Corp.	181,057	2,016,975
Seaboard Corp.	93	120,902
Seneca Foods Corp. Class A(a)	2,414	66,144
Smart Balance Inc.(a)	16,039	98,479
Smithfield Foods Inc.(a)	31,439	433,858
Spartan Stores Inc.	5,434	76,782
SUPERVALU Inc.	55,090	829,655
Sysco Corp.	153,119	3,805,007
Tootsie Roll Industries Inc.	6,176	146,865
TreeHouse Foods Inc.(a)	8,484	302,624
Tyson Foods Inc. Class A	78,509	991,569
United Natural Foods Inc.(a)	10,931	261,470

Village Super Market Inc. Class A	1,604	47,270
Weis Markets Inc.	3,015	96,329
Whole Foods Market Inc.(a)	28,582	871,465
Winn-Dixie Stores Inc.(a)	13,701	179,757
Zhongpin Inc.(a)	4,722	69,508

		53,019,798
FOREST PRODUCTS & PAPER – 0.35%
Boise Inc.(a)	5,545	29,278
Buckeye Technologies Inc.(a)	9,412	100,991
Clearwater Paper Corp.(a)	3,035	125,437
Deltic Timber Corp.	2,696	123,396
Domtar Corp.(a)	10,976	386,575
International Paper Co.	111,819	2,485,736
KapStone Paper and Packaging Corp.(a)	4,620	37,607
Louisiana-Pacific Corp.(a)	26,612	177,502
MeadWestvaco Corp.	43,883	979,030
Neenah Paper Inc.	3,692	43,455
Orchids Paper Products Co.(a)(b)	1,218	24,360
P.H. Glatfelter Co.	11,187	128,427
Plum Creek Timber Co. Inc.	42,508	1,302,445
Potlatch Corp.	10,518	299,237
Rayonier Inc.	20,308	830,800
Rock-Tenn Co. Class A	9,751	459,370
Schweitzer-Mauduit International Inc.	3,861	209,884
Temple-Inland Inc.	27,086	444,752
Wausau Paper Corp.	11,135	111,350
Weyerhaeuser Co.	54,855	2,010,436

		10,310,068
GAS – 0.37%
AGL Resources Inc.	19,742	696,300
Atmos Energy Corp.	23,629	665,865
Chesapeake Utilities Corp.	1,777	55,069
Energen Corp.	18,474	796,229
Laclede Group Inc. (The)	6,063	194,986
New Jersey Resources Corp.	11,105	403,223
Nicor Inc.	11,508	421,078
NiSource Inc.	70,853	984,148
Northwest Natural Gas Co.	6,871	286,246
Piedmont Natural Gas Co.	18,961	453,926
Sempra Energy	63,399	3,157,904
South Jersey Industries Inc.	8,052	284,236
Southern Union Co.	28,533	593,201
Southwest Gas Corp.	11,572	296,012
UGI Corp.	27,892	698,974
Vectren Corp.	20,805	479,347
WGL Holdings Inc.	13,109	434,432

		10,901,176
HAND & MACHINE TOOLS – 0.14%
Baldor Electric Co.	12,521	342,324
Black & Decker Corp. (The)	15,673	725,503
Franklin Electric Co. Inc.	6,286	180,220
Kennametal Inc.	21,022	517,351
K-Tron International Inc.(a)	694	66,076
Lincoln Electric Holdings Inc.	10,947	519,435
Raser Technologies Inc.(a)(b)	11,924	18,244
Regal Beloit Corp.	9,355	427,617
Snap-On Inc.	14,787	513,996
Stanley Works (The)	20,511	875,615

		4,186,381
HEALTH CARE - PRODUCTS – 3.71%
Abaxis Inc.(a)	5,334	142,684
ABIOMED Inc.(a)	8,806	85,506
Accuray Inc.(a)	10,827	70,375
Align Technology Inc.(a)	15,167	215,675
Alphatec Holdings Inc.(a)	6,435	29,601
American Medical Systems Holdings Inc.(a)	19,449	329,077
AngioDynamics Inc.(a)	7,048	97,121
Aspect Medical Systems Inc.(a)	4,205	50,376
Atrion Corp.	353	50,973

ATS Medical Inc.(a)	10,970	29,400
Baxter International Inc.	156,531	8,923,832
Beckman Coulter Inc.	17,802	1,227,270
Becton, Dickinson and Co.	61,926	4,319,338
Boston Scientific Corp.(a)	390,902	4,139,652
Bovie Medical Corp.(a)(b)	3,985	31,282
Bruker Corp.(a)	13,098	139,756
C.R. Bard Inc.	25,712	2,021,220
Cantel Medical Corp.(a)	2,846	42,861
Cardiac Science Corp.(a)	4,920	19,680
CardioNet Inc.(a)	5,961	40,058
Cardiovascular Systems Inc.(a)	2,384	17,332
CareFusion Corp.(a)	47,490	1,035,282
Cepheid Inc.(a)	15,926	210,542
Clinical Data Inc.(a)	2,695	44,926
Conceptus Inc.(a)	7,342	136,121
CONMED Corp.(a)	7,340	140,708
Cooper Companies Inc. (The)	11,375	338,179
Cutera Inc.(a)	2,970	25,690
Cyberonics Inc.(a)	7,394	117,860
Cynosure Inc. Class A(a)	1,881	21,914
Delcath Systems Inc.(a)(b)	6,450	31,669
DENTSPLY International Inc.	38,521	1,330,515
DexCom Inc.(a)	12,631	100,164
Edwards Lifesciences Corp.(a)	14,384	1,005,585
Electro-Optical Sciences Inc.(a)(b)	4,074	39,029
Endologix Inc.(a)	10,124	62,668
EnteroMedics Inc.(a)	3,992	19,122
ev3 Inc.(a)	19,889	244,834
Exactech Inc.(a)	1,822	28,678
Female Health Co. (The)(a)	5,064	25,573
Gen-Probe Inc.(a)	13,654	565,822
Haemonetics Corp.(a)	6,756	379,147
Hanger Orthopedic Group Inc.(a)	6,261	86,840
Hansen Medical Inc.(a)(b)	8,797	30,789
HeartWare International Inc.(a)	1,054	31,609
Henry Schein Inc.(a)	23,529	1,291,977
Hill-Rom Holdings Inc.	16,441	358,085
Hologic Inc.(a)	66,122	1,080,433
Home Diagnostics Inc.(a)	4,002	27,054
ICU Medical Inc.(a)	3,110	114,635
IDEXX Laboratories Inc.(a)	15,556	777,800
Immucor Inc.(a)	18,324	324,335
Insulet Corp.(a)(b)	7,279	81,743
Intuitive Surgical Inc.(a)(b)	9,809	2,572,410
Invacare Corp.	7,291	162,443
Inverness Medical Innovations Inc.(a)	20,948	811,316
IRIS International Inc.(a)	4,715	53,279
Johnson & Johnson	713,459	43,442,519
Kensey Nash Corp.(a)	1,773	51,328
Kinetic Concepts Inc.(a)	15,903	588,093
LCA-Vision Inc.(a)	5,536	38,807
Luminex Corp.(a)	10,572	179,724
MAKO Surgical Corp.(a)	6,043	52,937
Masimo Corp.(a)	13,518	354,172
Medical Action Industries Inc.(a)	3,522	42,511
Medtronic Inc.	289,718	10,661,622
Merge Healthcare Inc.(a)	5,745	23,612
Meridian Bioscience Inc.	10,310	257,853
Merit Medical Systems Inc.(a)	6,736	116,735
Metabolix Inc.(a)(b)	6,016	61,844
Microvision Inc.(a)(b)	21,613	119,088
Micrus Endovascular Corp.(a)	3,728	48,278
Natus Medical Inc.(a)	6,857	105,804
NuVasive Inc.(a)(b)	9,425	393,588
NxStage Medical Inc.(a)	4,933	33,002
OraSure Technologies Inc.(a)	11,404	33,072
Orthofix International NV(a)	4,095	120,352
Orthovita Inc.(a)	16,962	74,463
Palomar Medical Technologies Inc.(a)	4,580	74,242
Patterson Companies Inc.(a)	26,235	714,904
PSS World Medical Inc.(a)	15,216	332,165
Quidel Corp.(a)	6,987	113,399

ResMed Inc.(a)	19,674	889,265
Rochester Medical Corp.(a)	2,331	28,065
Rockwell Medical Technologies Inc.(a)(b)	3,394	26,405
Sirona Dental Systems Inc.(a)	4,058	120,725
Somanetics Corp.(a)	3,187	51,374
SonoSite Inc.(a)	4,029	106,607
Spectranetics Corp.(a)	7,671	49,171
St. Jude Medical Inc.(a)	89,763	3,501,655
Stereotaxis Inc.(a)(b)	6,505	29,012
Steris Corp.	15,187	462,444
Stryker Corp.	87,744	3,986,210
SurModics Inc.(a)(b)	3,761	92,521
Symmetry Medical Inc.(a)	8,678	89,991
Synovis Life Technologies Inc.(a)	3,108	42,890
TECHNE Corp.	9,593	600,042
Thoratec Corp.(a)	14,357	434,586
TomoTherapy Inc.(a)	10,460	45,292
TranS1 Inc.(a)	2,385	11,472
Utah Medical Products Inc.	938	27,502
Varian Medical Systems Inc.(a)	32,408	1,365,349
Vascular Solutions Inc.(a)	3,706	30,649
Vital Images Inc.(a)	4,118	51,557
Volcano Corp.(a)	12,127	203,976
West Pharmaceutical Services Inc.	8,450	343,154
Wright Medical Group Inc.(a)	9,768	174,456
Young Innovations Inc.	1,247	32,809
Zimmer Holdings Inc.(a)	55,590	2,971,285
Zoll Medical Corp.(a)	4,969	106,933

		109,641,356
HEALTH CARE - SERVICES – 1.21%
Aetna Inc.	115,690	3,219,653
Air Methods Corp.(a)	2,642	86,050
Alliance Healthcare Services Inc.(a)	6,383	36,128
Allied Healthcare International Inc.(a)	11,307	31,660
Almost Family Inc.(a)	1,689	50,248
Amedisys Inc.(a)(b)	7,296	318,324
America Service Group Inc.	1,872	30,963
American Dental Partners Inc.(a)	4,811	67,354
AMERIGROUP Corp.(a)	13,668	303,020
AmSurg Corp.(a)	8,524	180,965
Assisted Living Concepts Inc. Class A(a)	2,986	61,870
athenahealth Inc.(a)	8,637	331,402
Bio-Reference Laboratories Inc.(a)	2,766	95,150
Brookdale Senior Living Inc.	11,298	204,833
Capital Senior Living Corp.(a)	5,729	34,947
Centene Corp.(a)	11,668	220,992
Community Health Systems Inc.(a)	24,009	766,607
Continucare Corp.(a)	9,373	28,306
Covance Inc.(a)	16,687	903,601
Coventry Health Care Inc.(a)	38,795	774,348
DaVita Inc.(a)	26,695	1,512,005
Emeritus Corp.(a)	4,831	106,040
Ensign Group Inc. (The)	2,894	40,603
Genoptix Inc.(a)	4,290	149,206
Gentiva Health Services Inc.(a)	7,178	179,522
Health Management Associates Inc. Class A(a)	65,561	491,052
Health Net Inc.(a)	27,108	417,463
HealthSouth Corp.(a)	22,637	354,043
Healthways Inc.(a)	8,805	134,893
Humana Inc.(a)	43,850	1,635,605
IPC The Hospitalist Co. Inc.(a)	4,064	127,813
Kindred Healthcare Inc.(a)	9,864	160,093
Laboratory Corp. of America Holdings(a)	27,895	1,832,701
LHC Group Inc.(a)	3,634	108,766
Life Sciences Research Inc.(a)	2,156	17,162
LifePoint Hospitals Inc.(a)	14,532	393,236
Lincare Holdings Inc.(a)	17,870	558,437
Magellan Health Services Inc.(a)	9,067	281,621
MedCath Corp.(a)	4,439	38,930
MEDNAX Inc.(a)	11,840	650,253
Metropolitan Health Networks Inc.(a)(b)	11,429	24,915
Molina Healthcare Inc.(a)	3,138	64,925

National Healthcare Corp.	2,190	81,665
NightHawk Radiology Holdings Inc.(a)	5,401	39,049
NovaMed Inc.(a)(b)	6,003	27,194
Odyssey Healthcare Inc.(a)	8,391	104,887
Psychiatric Solutions Inc.(a)	14,545	389,224
Quest Diagnostics Inc.	40,119	2,093,811
RadNet Inc.(a)(b)	5,508	14,266
RehabCare Group Inc.(a)	4,462	96,781
Res-Care Inc.(a)	5,942	84,436
Skilled Healthcare Group Inc. Class A(a)	5,571	44,735
Sun Healthcare Group Inc.(a)	10,570	91,325
Sunrise Senior Living Inc.(a)	11,385	34,497
Tenet Healthcare Corp.(a)	125,111	735,653
Triple-S Management Corp. Class B(a)	5,889	98,759
U.S. Physical Therapy Inc.(a)	2,991	45,074
UnitedHealth Group Inc.	307,647	7,703,481
Universal Health Services Inc. Class B	11,947	739,878
Virtual Radiologic Corp.(a)	1,070	13,942
WellCare Health Plans Inc.(a)	11,318	278,989
WellPoint Inc.(a)	125,743	5,955,188

		35,698,539
HOLDING COMPANIES - DIVERSIFIED – 0.07%
Heckmann Corp.(a)(b)	19,800	90,684
Information Services Group Inc.(a)	6,910	27,571
Leucadia National Corp.(a)	48,722	1,204,408
Primoris Services Corp.(b)	2,148	15,487
Resource America Inc. Class A	3,165	15,224
Walter Energy Inc.	13,655	820,119
Zapata Corp.(a)	3,156	21,966

		2,195,459
HOME BUILDERS – 0.20%
AMREP Corp.(a)	629	8,303
Beazer Homes USA Inc.(a)(b)	10,191	56,968
Brookfield Homes Corp.(a)(b)	2,803	18,724
Cavco Industries Inc.(a)	1,709	60,669
China Housing & Land Development Inc.(a)(b)	5,759	22,172
D.R. Horton Inc.	72,021	821,760
Hovnanian Enterprises Inc. Class A(a)(b)	12,553	48,204
KB Home	19,286	320,340
Lennar Corp. Class A	38,425	547,556
M.D.C. Holdings Inc.	9,624	334,338
M/I Homes Inc.(a)	4,455	60,543
Meritage Homes Corp.(a)	8,458	171,697
NVR Inc.(a)	1,507	960,517
Pulte Homes Inc.	88,028	967,428
Ryland Group Inc.	11,444	241,125
Skyline Corp.	1,735	39,142
Standard-Pacific Corp.(a)	24,698	91,136
Thor Industries Inc.	8,928	276,322
Toll Brothers Inc.(a)	35,375	691,227
Winnebago Industries Inc.(a)	7,756	114,091

		5,852,262
HOME FURNISHINGS – 0.11%
American Woodmark Corp.	2,902	56,125
Audiovox Corp. Class A(a)	4,065	27,845
DTS Inc.(a)	4,553	124,661
Ethan Allen Interiors Inc.	6,564	108,306
Furniture Brands International Inc.(a)	11,945	66,056
Harman International Industries Inc.	14,921	505,523
Hooker Furniture Corp.(b)	2,919	39,406
Kimball International Inc. Class B	9,580	73,095
La-Z-Boy Inc.	12,609	109,068
Sealy Corp.(a)	11,128	35,610
Stanley Furniture Co. Inc.(b)	2,324	24,100
Tempur-Pedic International Inc.(a)	19,699	373,099
TiVo Inc.(a)	27,475	284,641
Universal Electronics Inc.(a)	3,617	73,859
Whirlpool Corp.(b)	19,069	1,334,067

		3,235,461

HOUSEHOLD PRODUCTS & WARES – 0.52%
ACCO Brands Corp.(a)	13,322	96,185
American Greetings Corp. Class A	9,842	219,477
Avery Dennison Corp.	29,422	1,059,486
Blyth Inc.	1,658	64,214
Central Garden & Pet Co. Class A(a)	17,214	188,149
Church & Dwight Co. Inc.	18,100	1,026,994
Clorox Co. (The)	35,858	2,109,168
CSS Industries Inc.	1,928	38,117
Ennis Inc.	6,397	103,184
Fortune Brands Inc.	39,209	1,685,203
Fossil Inc.(a)	12,141	345,411
Helen of Troy Ltd.(a)	7,510	145,919
Jarden Corp.	22,719	637,722
Kimberly-Clark Corp.	107,356	6,331,857
Oil-Dri Corp. of America	1,556	22,562
Prestige Brands Holdings Inc.(a)	8,413	59,228
Scotts Miracle-Gro Co. (The) Class A	11,336	486,881
Standard Register Co. (The)	4,477	26,325
Tupperware Brands Corp.	16,522	659,558
WD-40 Co.	4,645	131,918

		15,437,558
HOUSEWARES – 0.06%
National Presto Industries Inc.	1,391	120,335
Newell Rubbermaid Inc.	72,434	1,136,489
Toro Co. (The)	9,452	375,906

		1,632,730
INSURANCE – 3.08%
Aflac Inc.	121,275	5,183,293
Alleghany Corp.(a)	1,415	366,556
Allied World Assurance Holdings Ltd.	13,010	623,569
Allstate Corp. (The)	139,140	4,260,467
Ambac Financial Group Inc.	74,610	125,345
American Equity Investment Life Holding Co.	14,089	98,905
American Financial Group Inc.	22,301	568,675
American International Group Inc.(a)	31,455	1,387,480
American National Insurance Co.	4,287	365,252
American Physicians Capital Inc.	2,832	81,590
American Physicians Service Group Inc.	1,430	32,947
American Safety Insurance Holdings Ltd.(a)	2,742	43,324
Amerisafe Inc.(a)	4,668	80,523
AmTrust Financial Services Inc.	6,757	77,097
Aon Corp.	71,900	2,925,611
Arch Capital Group Ltd.(a)	13,618	919,760
Argo Group International Holdings Ltd.(a)	7,795	262,536
Arthur J. Gallagher & Co.	26,185	638,128
Aspen Insurance Holdings Ltd.	21,187	560,820
Assurant Inc.	30,319	972,027
Assured Guaranty Ltd.	27,077	525,835
Axis Capital Holdings Ltd.	37,031	1,117,596
Baldwin & Lyons Inc. Class B	1,983	46,501
Brown & Brown Inc.	29,841	571,754
Chubb Corp.	91,368	4,605,861
CIGNA Corp.	70,471	1,979,530
Cincinnati Financial Corp.	37,557	976,106
Citizens Inc.(a)(b)	10,672	67,660
CNA Financial Corp.(a)(b)	7,429	179,336
CNA Surety Corp.(a)	4,018	65,092
Conseco Inc.(a)	46,737	245,837
Crawford & Co. Class B(a)	6,359	28,043
Delphi Financial Group Inc. Class A	12,222	276,584
Donegal Group Inc. Class A	3,180	49,099
Eastern Insurance Holdings Inc.	2,384	22,720
eHealth Inc.(a)	6,433	93,407
EMC Insurance Group Inc.	1,273	26,898
Employers Holdings Inc.	11,544	178,701
Endurance Specialty Holdings Ltd.	12,879	469,697
Enstar Group Ltd.(a)	1,770	110,218
Erie Indemnity Co. Class A	7,631	285,857
Everest Re Group Ltd.	15,901	1,394,518
FBL Financial Group Inc. Class A	3,611	70,162

Fidelity National Financial Inc. Class A	61,332	924,887
First Acceptance Corp.(a)	4,122	11,129
First American Corp.	23,903	773,740
First Mercury Financial Corp.	4,318	57,516
Flagstone Reinsurance Holdings Ltd.	9,966	112,416
FPIC Insurance Group Inc.(a)	1,991	66,798
Genworth Financial Inc. Class A	126,483	1,511,472
Greenlight Capital Re Ltd. Class A(a)	7,416	139,421
Hallmark Financial Services Inc.(a)	1,090	8,774
Hanover Insurance Group Inc. (The)	13,139	543,035
Harleysville Group Inc.	3,262	103,242
Hartford Financial Services Group Inc. (The)	84,660	2,243,490
HCC Insurance Holdings Inc.	29,328	802,121
Horace Mann Educators Corp.	10,617	148,319
Independence Holding Co.	1,640	9,643
Infinity Property and Casualty Corp.	3,813	161,976
Kansas City Life Insurance Co.	1,102	34,316
Life Partners Holdings Inc.(b)	2,053	36,749
Lincoln National Corp.	78,436	2,032,277
Loews Corp.	84,723	2,901,763
Maiden Holdings Ltd.	12,509	90,940
Markel Corp.(a)	2,548	840,381
Marsh & McLennan Companies Inc.	135,167	3,342,680
Max Capital Group Ltd.	12,027	257,017
MBIA Inc.(a)(b)	34,437	267,231
Meadowbrook Insurance Group Inc.	16,322	120,783
Mercer Insurance Group Inc.	1,413	25,533
Mercury General Corp.	6,785	245,481
MetLife Inc.	149,726	5,700,069
MGIC Investment Corp.(a)	31,516	233,534
Montpelier Re Holdings Ltd.	22,984	375,099
National Interstate Corp.	1,225	21,437
National Western Life Insurance Co. Class A	529	93,093
Navigators Group Inc. (The)(a)	3,105	170,775
NYMAGIC Inc.	1,595	27,530
Odyssey Re Holdings Corp.	4,408	285,682
Old Republic International Corp.	61,647	750,860
OneBeacon Insurance Group Ltd.	6,911	94,957
PartnerRe Ltd.	14,754	1,135,173
Phoenix Companies Inc. (The)(a)	29,249	95,059
Platinum Underwriters Holdings Ltd.	13,132	470,651
PMA Capital Corp. Class A(a)	7,944	45,201
PMI Group Inc. (The)	21,632	91,936
Presidential Life Corp.	5,421	56,162
Primus Guaranty Ltd.(a)(b)	4,734	20,214
Principal Financial Group Inc.	80,808	2,213,331
ProAssurance Corp.(a)	8,486	442,884
Progressive Corp. (The)(a)	176,790	2,931,178
Protective Life Corp.	22,136	474,153
Prudential Financial Inc.	119,533	5,965,892
Radian Group Inc.	22,213	235,014
Reinsurance Group of America Inc.	18,874	841,780
RenaissanceRe Holdings Ltd.	15,970	874,517
RLI Corp.	5,013	264,586
Safety Insurance Group Inc.	3,532	116,273
SeaBright Insurance Holdings Inc.(a)	5,046	57,625
Selective Insurance Group Inc.	14,221	223,696
StanCorp Financial Group Inc.	12,691	512,336
State Auto Financial Corp.	3,620	64,907
Stewart Information Services Corp.	4,445	54,985
Torchmark Corp.	21,464	932,182
Tower Group Inc.	10,498	256,046
Transatlantic Holdings Inc.	7,326	367,545
Travelers Companies Inc. (The)	151,810	7,473,606
United America Indemnity Ltd. Class A(a)	8,756	64,707
United Fire & Casualty Co.	6,200	110,980
Unitrin Inc.	11,576	225,616
Universal American Corp.(a)	7,375	69,472
Universal Insurance Holdings Inc.	4,636	23,319
Unum Group	85,371	1,830,354
Validus Holdings Ltd.	24,675	636,615
W.R. Berkley Corp.	34,820	880,250
Wesco Financial Corp.	340	110,670

White Mountains Insurance Group Ltd.	2,048	628,756
XL Capital Ltd. Class A	88,215	1,540,234
Zenith National Insurance Corp.	9,868	304,921

		91,169,909
INTERNET – 2.52%
AboveNet Inc.(a)	3,074	149,888
ActivIdentity Corp.(a)	10,193	28,235
Akamai Technologies Inc.(a)	44,954	884,695
Amazon.com Inc.(a)	85,007	7,936,254
Ariba Inc.(a)	21,810	252,996
Art Technology Group Inc.(a)	31,537	121,733
AsiaInfo Holdings Inc.(a)	7,326	146,300
Avocent Corp.(a)	11,192	226,862
Blue Coat Systems Inc.(a)	10,023	226,420
Blue Nile Inc.(a)	3,110	193,193
China Information Security Technology Inc.(a)(b)	5,821	32,248
Chordiant Software Inc.(a)	8,276	32,194
Cogent Communications Group Inc.(a)(b)	12,342	139,465
comScore Inc.(a)	6,202	111,698
Constant Contact Inc.(a)	6,220	119,735
CyberSource Corp.(a)	17,524	292,125
DealerTrack Holdings Inc.(a)	9,407	177,886
Dice Holdings Inc.(a)	4,100	26,896
Digital River Inc.(a)	10,058	405,539
Drugstore.com Inc.(a)	21,250	51,637
EarthLink Inc.	26,801	225,396
eBay Inc.(a)	289,040	6,824,234
ePlus Inc.(a)	964	14,990
Equinix Inc.(a)(b)	9,885	909,420
eResearchTechnology Inc.(a)	11,517	80,619
Expedia Inc.(a)	47,995	1,149,480
F5 Networks Inc.(a)	20,509	812,772
Global Sources Ltd.(a)(b)	4,292	29,486
Google Inc. Class A(a)	62,007	30,746,171
GSI Commerce Inc.(a)	6,881	132,872
Health Grades Inc.(a)	6,003	29,715
HLTH Corp.(a)	26,491	387,034
i2 Technologies Inc.(a)(b)	3,817	61,225
IAC/InterActiveCorp.(a)	24,908	502,893
iBasis Inc.(a)	8,277	17,547
iMergent Inc.	2,058	16,217
InfoSpace Inc.(a)	7,941	61,463
Internap Network Services Corp.(a)	12,146	38,989
Internet Brands Inc. Class A(a)	6,542	52,205
Internet Capital Group Inc.(a)	9,535	79,713
iPass Inc.(a)	14,059	19,401
j2 Global Communications Inc.(a)	11,159	256,769
Keynote Systems Inc.(a)	3,858	36,381
Knot Inc. (The)(a)	6,782	74,059
Liberty Media Corp. - Liberty Interactive Group Series A(a)	154,088	1,690,345
Lionbridge Technologies Inc.(a)	14,248	37,045
Liquidity Services Inc.(a)	4,790	49,433
LoopNet Inc.(a)(b)	6,685	60,432
McAfee Inc.(a)	40,526	1,774,634
MercadoLibre Inc.(a)	6,542	251,605
ModusLink Global Solutions Inc.(a)	12,123	98,075
Move Inc.(a)	39,009	105,324
Netflix Inc.(a)(b)	10,968	506,393
NIC Inc.	12,999	115,561
NutriSystem Inc.(b)	8,500	129,710
1-800-FLOWERS.COM Inc.(a)	5,909	20,386
Online Resources Corp.(a)	7,602	46,904
OpenTable Inc.(a)(b)	770	21,221
Openwave Systems Inc.(a)	19,681	51,171
Orbitz Worldwide Inc.(a)	8,475	52,375
Overstock.com Inc.(a)(b)	4,003	58,724
PCTEL Inc.(a)	5,416	33,850
Perficient Inc.(a)	7,322	60,553
Priceline.com Inc.(a)(b)	10,724	1,778,254
Rackspace Hosting Inc.(a)	17,021	290,378
RealNetworks Inc.(a)	25,109	93,405
RightNow Technologies Inc.(a)	4,960	71,622

S1 Corp.(a)	13,492	83,381
Safeguard Scientifics Inc.(a)	4,966	54,477
Sapient Corp.(a)	20,687	166,323
Shutterfly Inc.(a)	4,779	79,475
Sohu.com Inc.(a)	7,937	545,907
SonicWALL Inc.(a)	12,879	108,184
Sourcefire Inc.(a)	6,257	134,338
Stamps.com Inc.(a)	3,209	29,683
Support.com Inc.(a)	11,729	28,150
Symantec Corp.(a)	212,898	3,506,430
TechTarget Inc.(a)	1,900	10,830
TeleCommunication Systems Inc.(a)	8,589	71,804
Terremark Worldwide Inc.(a)	16,600	103,252
TIBCO Software Inc.(a)	45,339	430,267
Travelzoo Inc.(a)(b)	1,430	20,206
United Online Inc.	21,541	173,190
US Auto Parts Network Inc.(a)	2,550	13,897
ValueClick Inc.(a)	22,795	300,666
Vasco Data Security International Inc.(a)	6,506	48,275
VeriSign Inc.(a)	49,833	1,180,544
Vocus Inc.(a)	4,128	86,234
Web.com Group Inc.(a)	6,968	49,403
WebMD Health Corp. Class A(a)(b)	1,880	62,266
Websense Inc.(a)	11,136	187,085
Yahoo! Inc.(a)	307,404	5,474,865
Zix Corp.(a)(b)	15,293	33,645

		74,495,227
INVESTMENT COMPANIES – 0.07%
Allied Capital Corp.	46,111	141,561
American Capital Ltd.(b)	70,631	228,138
Apollo Investment Corp.	42,102	402,074
Ares Capital Corp.	24,322	268,028
BlackRock Kelso Capital Corp.	2,585	19,181
Capital Southwest Corp.	798	61,246
Fifth Street Finance Corp.	7,345	80,281
Gladstone Capital Corp.	6,070	54,205
Gladstone Investment Corp.	5,656	27,432
Harris & Harris Group Inc.(a)(b)	5,900	36,875
Hercules Technology Growth Capital Inc.	8,202	80,544
Kayne Anderson Energy Development Co.	2,559	33,856
Kohlberg Capital Corp.	3,591	21,654
Main Street Capital Corp.(b)	1,764	25,102
MCG Capital Corp.(a)	20,067	84,081
Medallion Financial Corp.	3,797	31,743
MVC Capital Inc.	5,924	52,013
NGP Capital Resources Co.	6,407	46,515
PennantPark Investment Corp.	4,894	39,690
PennyMac Mortgage Investment Trust(a)	3,810	75,857
Prospect Capital Corp.	11,313	121,162
TICC Capital Corp.	5,996	30,220
Triangle Capital Corp.	2,192	27,049

		1,988,507
IRON & STEEL – 0.35%
AK Steel Holding Corp.	28,558	563,449
Allegheny Technologies Inc.	25,599	895,709
Carpenter Technology Corp.	11,558	270,342
China Precision Steel Inc.(a)(b)	4,469	12,156
Cliffs Natural Resources Inc.	34,063	1,102,279
General Steel Holdings Inc.(a)(b)	2,774	10,791
Gibraltar Industries Inc.	6,367	84,490
Nucor Corp.	81,234	3,818,810
Olympic Steel Inc.	2,098	60,192
Reliance Steel & Aluminum Co.	16,108	685,556
Schnitzer Steel Industries Inc. Class A	5,610	298,732
Steel Dynamics Inc.	55,770	855,512
Sutor Technology Group Ltd.(a)	1,938	6,124
United States Steel Corp.	37,286	1,654,380
Universal Stainless & Alloy Products Inc.(a)	1,701	31,043

		10,349,565

LEISURE TIME – 0.26%
Ambassadors Group Inc.	4,142	64,822
Brunswick Corp.	22,938	274,797
Callaway Golf Co.	17,876	136,036
Carnival Corp.	113,170	3,766,298
Harley-Davidson Inc.	61,172	1,406,956
Interval Leisure Group Inc.(a)	9,433	117,724
Life Time Fitness Inc.(a)	10,286	288,522
Marine Products Corp.	2,910	16,092
Multimedia Games Inc.(a)	6,056	31,007
Polaris Industries Inc.	8,103	330,440
Royal Caribbean Cruises Ltd.(a)(b)	34,289	825,679
Town Sports International Holdings Inc.(a)(b)	3,963	9,947
Universal Travel Group(a)(b)	2,262	29,180
WMS Industries Inc.(a)	11,176	498,003

		7,795,503
LODGING – 0.29%
Ameristar Casinos Inc.	6,608	104,274
Boyd Gaming Corp.(a)	14,213	155,348
Choice Hotels International Inc.(b)	7,733	240,187
Gaylord Entertainment Co.(a)	8,565	172,156
Las Vegas Sands Corp.(a)	77,698	1,308,434
Marcus Corp.	5,077	64,935
Marriott International Inc. Class A	77,128	2,127,962
MGM MIRAGE(a)(b)	51,040	614,522
Monarch Casino & Resort Inc.(a)	2,939	31,624
Morgans Hotel Group Co.(a)	8,003	43,376
Orient-Express Hotels Ltd. Class A(b)	20,050	230,775
Red Lion Hotels Corp.(a)	3,448	19,826
Starwood Hotels & Resorts Worldwide Inc.	48,229	1,593,004
Wyndham Worldwide Corp.	45,652	745,041
Wynn Resorts Ltd.(a)	17,237	1,221,931

		8,673,395
MACHINERY – 0.91%
AGCO Corp.(a)	23,708	655,052
Alamo Group Inc.	1,655	26,149
Albany International Corp. Class A	7,292	141,465
Altra Holdings Inc.(a)	6,726	75,264
Applied Industrial Technologies Inc.	10,594	224,169
Astec Industries Inc.(a)	4,671	118,970
Bolt Technology Corp.(a)	2,134	26,824
Briggs & Stratton Corp.	12,421	241,092
Bucyrus International Inc.	19,245	685,507
Cascade Corp.	2,460	65,780
Caterpillar Inc.	155,642	7,989,104
Cognex Corp.	10,815	177,150
Columbus McKinnon Corp.(a)	4,675	70,826
Cummins Inc.	52,342	2,345,445
Deere & Co.	109,676	4,707,294
DXP Enterprises Inc.(a)	1,848	20,605
Flow International Corp.(a)	9,274	24,020
Flowserve Corp.	14,413	1,420,257
Gardner Denver Inc.(a)	13,364	466,136
Gorman-Rupp Co. (The)	3,614	90,025
Graco Inc.	15,271	425,603
Hurco Companies Inc.(a)	1,278	21,828
IDEX Corp.	21,237	593,574
Intermec Inc.(a)	15,516	218,776
Intevac Inc.(a)	5,080	68,275
iRobot Corp.(a)	5,619	69,170
Joy Global Inc.	26,573	1,300,483
Kadant Inc.(a)	3,526	42,770
Lindsay Corp.(b)	3,154	124,205
Manitowoc Co. Inc. (The)	33,233	314,717
Middleby Corp. (The)(a)	4,170	229,392
NACCO Industries Inc.	1,212	72,805
Nordson Corp.	8,561	480,186
Robbins & Myers Inc.	6,865	161,190
Rockwell Automation Inc.	37,015	1,576,839
Sauer-Danfoss Inc.	2,743	21,039
Tecumseh Products Co. Class A(a)	3,816	43,235
Tennant Co.	4,471	129,927

Terex Corp.(a)	27,186	563,566
Twin Disc Inc.	2,172	27,085
Wabtec Corp.	12,375	464,434
Zebra Technologies Corp. Class A(a)	15,898	412,235

		26,932,468
MACHINERY - DIVERSIFIED – 0.01%
Chart Industries Inc.(a)	7,320	158,039

		158,039
MANUFACTURING – 3.34%
A.O. Smith Corp.	5,697	217,056
Actuant Corp. Class A	17,449	280,231
Acuity Brands Inc.	11,119	358,143
American Railcar Industries Inc.	2,218	23,533
Ameron International Corp.	2,384	166,832
AptarGroup Inc.	17,456	652,156
AZZ Inc.(a)	2,872	115,368
Barnes Group Inc.	11,517	196,826
Blount International Inc.(a)	9,424	89,245
Brink’s Co. (The)	11,762	316,515
Carlisle Companies Inc.	15,725	533,235
Ceradyne Inc.(a)	6,835	125,286
China Fire & Security Group Inc.(a)	3,628	69,658
CLARCOR Inc.	13,093	410,596
Colfax Corp.(a)	5,554	59,039
Crane Co.	12,881	332,459
Danaher Corp.	67,072	4,515,287
Donaldson Co. Inc.	19,843	687,163
Dover Corp.	48,524	1,880,790
Eastman Kodak Co.	70,018	334,686
Eaton Corp.	43,103	2,439,199
EnPro Industries Inc.(a)	5,602	128,062
ESCO Technologies Inc.(a)	6,567	258,740
Federal Signal Corp.	12,154	87,387
Flanders Corp.(a)	4,039	20,841
FreightCar America Inc.	2,985	72,535
General Electric Co.	2,741,798	45,020,323
GenTek Inc.(a)	2,083	79,237
GP Strategies Corp.(a)	3,717	27,840
Griffon Corp.(a)	11,413	114,929
Harsco Corp.	21,020	744,318
Hexcel Corp.(a)	24,435	279,536
Honeywell International Inc.	192,938	7,167,647
Illinois Tool Works Inc.	116,477	4,974,733
ITT Corp.	47,223	2,462,679
Koppers Holdings Inc.	5,709	169,272
Lancaster Colony Corp.	5,077	260,298
Leggett & Platt Inc.	40,493	785,564
LSB Industries Inc.(a)	4,101	63,853
Matthews International Corp. Class A	7,962	281,696
Myers Industries Inc.	9,148	98,524
Pall Corp.	30,742	992,352
Parker Hannifin Corp.	41,489	2,150,790
Pentair Inc.	25,849	763,062
PMFG Inc.(a)	3,227	41,499
Polypore International Inc.(a)	6,079	78,480
Portec Rail Products Inc.	2,375	22,539
Raven Industries Inc.	3,917	104,701
Roper Industries Inc.	23,372	1,191,505
Smith & Wesson Holding Corp.(a)	16,672	87,195
SPX Corp.	12,597	771,818
Standex International Corp.	3,019	59,867
Sturm, Ruger & Co. Inc.(b)	4,594	59,446
Teleflex Inc.	10,464	505,516
Textron Inc.	70,177	1,331,959
3M Co.	179,807	13,269,757
Tredegar Corp.	7,530	109,185
Trinity Industries Inc.	21,069	362,176

		98,803,164

MEDIA – 2.44%
Acacia Research Corp. - Acacia Technologies Group(a)	7,783	67,790
Belo Corp. Class A	21,742	117,624
Cablevision Systems Corp. Class A	61,067	1,450,341
CBS Corp. Class B NVS	158,110	1,905,226
Central European Media Enterprises Ltd. Class A(a)	8,620	295,235
CKX Inc.(a)	16,096	108,004
Comcast Corp. Class A	744,322	12,571,599
Courier Corp.	2,637	39,951
Crown Media Holdings Inc. Class A(a)(b)	3,942	6,150
CTC Media Inc.(a)	8,889	139,735
DG FastChannel Inc.(a)	5,735	120,091
DIRECTV Group Inc. (The)(a)(b)	119,183	3,287,067
Discovery Communications Inc. Class C(a)	72,904	1,897,691
Dish Network Corp. Class A(a)	51,500	991,890
Dolan Media Co.(a)	8,114	97,287
E.W. Scripps Co. (The) Class A(a)	7,471	56,032
Fisher Communications Inc.(a)	1,626	29,561
Gannett Co. Inc.	59,555	745,033
John Wiley & Sons Inc. Class A	10,970	381,537
Journal Communications Inc. Class A	11,579	42,611
Liberty Global Inc. Series A(a)	69,480	1,568,164
Liberty Media Corp. - Liberty Capital Group Series A(a)	20,972	438,734
Liberty Media Corp. - Liberty Entertainment Group Series A(a)	134,092	4,171,602
Lin TV Corp. Class A(a)	6,715	31,762
LodgeNet Interactive Corp.(a)	6,715	50,698
Martha Stewart Living Omnimedia Inc. Class A(a)	6,582	41,203
McGraw-Hill Companies Inc. (The)	81,445	2,047,527
Mediacom Communications Corp. Class A(a)	9,663	55,659
Meredith Corp.(b)	8,972	268,622
New York Times Co. (The) Class A(b)	27,189	220,775
News Corp. Class A	590,361	7,078,428
Outdoor Channel Holdings Inc.(a)	4,041	26,428
Playboy Enterprises Inc. Class B(a)	5,504	16,622
PRIMEDIA Inc.	10,777	27,158
Scholastic Corp.	5,396	131,339
Scripps Networks Interactive Inc. Class A	23,099	853,508
Sinclair Broadcast Group Inc. Class A	12,195	43,658
Time Warner Cable Inc.	91,129	3,926,749
Time Warner Inc.	309,562	8,909,194
Value Line Inc.	255	7,872
Viacom Inc. Class B NVS(a)	140,838	3,949,098
Walt Disney Co. (The)	480,795	13,202,631
Washington Post Co. (The) Class B	1,570	734,886
World Wrestling Entertainment Inc.	5,601	78,470

		72,231,242
METAL FABRICATE & HARDWARE – 0.24%
A.M. Castle & Co.	4,702	46,738
Ampco-Pittsburgh Corp.	2,486	66,103
CIRCOR International Inc.	4,609	130,250
Commercial Metals Co.	29,320	524,828
Dynamic Materials Corp.	2,956	59,002
Eastern Co. (The)	1,428	22,705
Hawk Corp. Class A(a)	1,747	23,969
Haynes International Inc.(a)	2,871	91,355
Kaydon Corp.	8,874	287,695
L.B. Foster Co. Class A(a)	2,667	81,557
Ladish Co. Inc.(a)	4,680	70,808
Lawson Products Inc.	1,014	17,654
Mueller Industries Inc.	9,332	222,755
Mueller Water Products Inc. Class A	28,781	157,720
North American Galvanizing & Coatings Inc.(a)(b)	3,929	23,849
Northwest Pipe Co.(a)	2,438	81,746
Omega Flex Inc.	831	13,936
Precision Castparts Corp.	36,388	3,706,846
RBC Bearings Inc.(a)	5,351	124,839
Sun Hydraulics Corp.(b)	2,776	58,463
Timken Co. (The)	25,074	587,484
TriMas Corp.(a)	3,504	17,870
Valmont Industries Inc.	5,430	462,527
Worthington Industries Inc.	15,722	218,536

		7,099,235

MINING – 0.76%
Alcoa Inc.	252,354	3,310,884
Allied Nevada Gold Corp.(a)(b)	11,481	112,399
AMCOL International Corp.	5,847	133,838
Brush Engineered Materials Inc.(a)	4,952	121,126
Century Aluminum Co.(a)	12,835	120,007
Coeur d’Alene Mines Corp.(a)	19,829	406,494
Compass Minerals International Inc.	8,323	512,863
Freeport-McMoRan Copper & Gold Inc.	106,469	7,304,838
General Moly Inc.(a)(b)	15,603	49,149
Hecla Mining Co.(a)(b)	57,623	252,965
Horsehead Holding Corp.(a)	8,839	103,593
Kaiser Aluminum Corp.	3,808	138,459
Newmont Mining Corp.	124,000	5,458,480
Paramount Gold and Silver Corp.(a)(b)	15,515	21,256
Royal Gold Inc.	9,134	416,510
RTI International Metals Inc.(a)	5,822	145,026
Southern Copper Corp.	45,989	1,411,402
Stillwater Mining Co.(a)	10,355	69,586
Titanium Metals Corp.	22,820	218,844
United States Lime & Minerals Inc.(a)	352	12,644
Uranerz Energy Corp.(a)(b)	15,076	34,524
Uranium Energy Corp.(a)(b)	10,677	31,497
US Gold Corp.(a)	19,033	55,005
USEC Inc.(a)(b)	30,898	144,912
Vulcan Materials Co.	32,421	1,753,003

		22,339,304
MISCELLANEOUS - MANUFACTURING – 0.00%
John Bean Technologies Corp.	6,978	126,790

		126,790
OFFICE & BUSINESS EQUIPMENT – 0.10%
Pitney Bowes Inc.	53,381	1,326,518
Xerox Corp.	223,329	1,728,566

		3,055,084
OFFICE FURNISHINGS – 0.03%
Herman Miller Inc.	14,419	243,825
HNI Corp.	11,147	263,069
Interface Inc. Class A	13,464	111,751
Knoll Inc.	12,290	128,185
Steelcase Inc. Class A	19,197	119,213

		866,043
OIL & GAS – 8.59%
Alon USA Energy Inc.	3,120	30,982
Anadarko Petroleum Corp.	129,443	8,119,959
Apache Corp.	86,677	7,959,549
Apco Oil & Gas International Inc.	2,170	49,736
Approach Resources Inc.(a)	2,102	19,086
Arena Resources Inc.(a)	9,760	346,480
Atlas Energy Inc.	8,733	236,402
ATP Oil & Gas Corp.(a)(b)	9,562	171,064
Atwood Oceanics Inc.(a)	14,415	508,417
Berry Petroleum Co. Class A	10,798	289,170
Bill Barrett Corp.(a)	10,193	334,228
BPZ Resources Inc.(a)(b)	24,701	185,752
Brigham Exploration Co.(a)	20,816	189,009
Bronco Drilling Co. Inc.(a)	6,479	42,437
Cabot Oil & Gas Corp.	26,714	955,025
Carrizo Oil & Gas Inc.(a)(b)	7,001	171,454
Cheniere Energy Inc.(a)	16,093	47,152
Chesapeake Energy Corp.	162,320	4,609,888
Chevron Corp.	519,045	36,556,339
Cimarex Energy Co.	21,383	926,312
Clayton Williams Energy Inc.(a)	1,522	45,843
CNX Gas Corp.(a)	6,471	198,660
Comstock Resources Inc.(a)	11,924	477,914
Concho Resources Inc.(a)	19,726	716,448
ConocoPhillips	383,626	17,324,550
Contango Oil & Gas Co.(a)	3,339	170,489
Continental Resources Inc.(a)	7,757	303,842

CREDO Petroleum Corp.(a)	2,333	23,610
Crosstex Energy Inc.	10,497	55,424
Cubic Energy Inc.(a)(b)	7,095	6,669
CVR Energy Inc.(a)	4,952	61,603
Delek US Holdings Inc.	2,892	24,784
Delta Petroleum Corp.(a)	43,994	76,989
Denbury Resources Inc.(a)	64,533	976,384
Devon Energy Corp.	114,800	7,729,484
Diamond Offshore Drilling Inc.	17,823	1,702,453
Encore Acquisition Co.(a)	13,478	504,077
Endeavour International Corp.(a)	28,931	35,007
ENSCO International Inc.	36,967	1,572,576
EOG Resources Inc.	64,942	5,423,306
EQT Corp.	34,097	1,452,532
EXCO Resources Inc.(a)	36,351	679,400
Exxon Mobil Corp.	1,263,401	86,681,939
Forest Oil Corp.(a)(b)	29,097	569,428
Frontier Oil Corp.	26,624	370,606
FX Energy Inc.(a)	12,374	39,968
GeoResources Inc.(a)	1,302	14,387
GMX Resources Inc.(a)	6,000	94,260
Goodrich Petroleum Corp.(a)(b)	6,665	172,024
Gran Tierra Energy Inc.(a)	55,532	231,013
Gulfport Energy Corp.(a)	5,658	49,451
Harvest Natural Resources Inc.(a)	9,327	47,848
Helmerich & Payne Inc.	27,109	1,071,619
Hess Corp.	75,332	4,027,249
Holly Corp.	11,529	295,373
Isramco Inc.(a)	260	33,966
Marathon Oil Corp.	183,644	5,858,244
Mariner Energy Inc.(a)	26,279	372,636
McMoRan Exploration Co.(a)	19,498	147,210
Murphy Oil Corp.	49,428	2,845,570
Nabors Industries Ltd.(a)(b)	73,481	1,535,753
Newfield Exploration Co.(a)	34,596	1,472,406
Noble Energy Inc.	44,985	2,967,211
Northern Oil and Gas Inc.(a)	8,299	69,712
Occidental Petroleum Corp.	209,888	16,455,219
Oilsands Quest Inc.(a)	47,586	53,772
Panhandle Oil and Gas Inc.	1,877	40,093
Parallel Petroleum Corp.(a)	10,313	32,692
Parker Drilling Co.(a)	32,517	177,543
Patterson-UTI Energy Inc.	39,404	595,000
Penn Virginia Corp.	11,908	272,812
PetroCorp Inc. Escrow(c)	1,248	0
Petrohawk Energy Corp.(a)	78,031	1,889,131
Petroleum Development Corp.(a)	5,431	101,342
PetroQuest Energy Inc.(a)	11,717	76,043
Pioneer Drilling Co.(a)	12,280	90,135
Pioneer Natural Resources Co.	29,821	1,082,204
Plains Exploration & Production Co.(a)	36,086	998,139
Pride International Inc.(a)	45,214	1,376,314
PrimeEnergy Corp.(a)	182	5,220
Quicksilver Resources Inc.(a)	29,671	421,031
Range Resources Corp.	40,544	2,001,252
Rex Energy Corp.(a)	7,641	63,802
Rosetta Resources Inc.(a)	14,116	207,364
Rowan Companies Inc.	29,096	671,245
SandRidge Energy Inc.(a)(b)	32,774	424,751
Seahawk Drilling Inc.(a)	3,014	93,705
Southwestern Energy Co.(a)	89,157	3,805,221
St. Mary Land & Exploration Co.	15,957	517,964
Stone Energy Corp.(a)	10,667	173,979
SulphCo Inc.(a)(b)	11,140	15,262
Sunoco Inc.	30,451	866,331
Swift Energy Co.(a)	9,613	227,636
Tesoro Corp.(b)	35,278	528,464
Toreador Resources Corp.	3,748	37,443
Unit Corp.(a)	10,684	440,715
VAALCO Energy Inc.	14,517	66,778
Valero Energy Corp.	146,054	2,831,987
Vantage Drilling Co.(a)	7,818	14,307
Venoco Inc.(a)	5,098	58,678

W&T Offshore Inc.	9,904	115,976
Warren Resources Inc.(a)	14,418	42,677
Western Refining Inc.(a)(b)	8,898	57,392
Whiting Petroleum Corp.(a)	13,237	762,186
XTO Energy Inc.	150,408	6,214,859
Zion Oil & Gas Inc.(a)(b)	3,169	30,929

		254,215,951
OIL & GAS SERVICES – 1.59%
Allis-Chalmers Energy Inc.(a)	17,234	75,140
Baker Hughes Inc.	75,682	3,228,594
Basic Energy Services Inc.(a)	6,314	53,606
BJ Services Co.	75,952	1,475,747
Boots & Coots Inc.(a)	17,337	27,913
Cal Dive International Inc.(a)	10,559	104,429
Cameron International Corp.(a)	56,125	2,122,647
CARBO Ceramics Inc.	4,877	251,409
Complete Production Services Inc.(a)	14,187	160,313
Dawson Geophysical Co.(a)	1,887	51,666
Dresser-Rand Group Inc.(a)	21,439	666,110
Dril-Quip Inc.(a)	7,326	363,663
Exterran Holdings Inc.(a)	15,836	375,947
FMC Technologies Inc.(a)	31,807	1,661,598
Geokinetics Inc.(a)	1,738	36,846
Global Industries Ltd.(a)	25,344	240,768
Gulf Island Fabrication Inc.	3,472	65,065
Halliburton Co.	232,766	6,312,614
Helix Energy Solutions Group Inc.(a)	27,456	411,291
Hercules Offshore Inc.(a)	22,731	111,609
Hornbeck Offshore Services Inc.(a)	5,682	156,596
ION Geophysical Corp.(a)	31,355	110,370
Key Energy Services Inc.(a)	32,086	279,148
Lufkin Industries Inc.	3,770	200,489
Matrix Service Co.(a)	6,657	72,362
NATCO Group Inc. Class A(a)	4,953	219,319
National Oilwell Varco Inc.(a)	108,502	4,679,691
Natural Gas Services Group Inc.(a)	3,035	53,477
Newpark Resources Inc.(a)	22,122	71,012
Oceaneering International Inc.(a)	14,209	806,361
Oil States International Inc.(a)	12,634	443,832
RPC Inc.	7,873	82,509
Schlumberger Ltd.	309,789	18,463,424
SEACOR Holdings Inc.(a)	5,174	422,354
Smith International Inc.	57,129	1,639,602
Superior Energy Services Inc.(a)	19,777	445,378
Superior Well Services Inc.(a)	2,984	28,885
T-3 Energy Services Inc.(a)	3,111	61,287
Tetra Technologies Inc.(a)	18,848	182,637
TGC Industries Inc.(a)	3,423	16,602
Tidewater Inc.	13,473	634,444
Union Drilling Inc.(a)	3,498	26,725
Willbros Group Inc.(a)	10,158	154,706

		47,048,185
PACKAGING & CONTAINERS – 0.29%
AEP Industries Inc.(a)	1,677	66,912
Astronics Corp.(a)	2,318	21,789
Ball Corp.	24,537	1,207,220
Bemis Co. Inc.	27,979	724,936
BWAY Holding Co.(a)	1,909	35,336
Crown Holdings Inc.(a)	41,725	1,134,920
Graphic Packaging Holding Co.(a)	27,186	62,800
Greif Inc. Class A	8,471	466,329
Owens-Illinois Inc.(a)	43,529	1,606,220
Packaging Corp. of America	26,548	541,579
Pactiv Corp.(a)	34,339	894,531
Sealed Air Corp.	41,513	814,900
Silgan Holdings Inc.	7,155	377,283
Sonoco Products Co.	26,195	721,410

		8,676,165

PHARMACEUTICALS – 5.79%
Abbott Laboratories	400,168	19,796,311
Accelrys Inc.(a)	6,802	39,452
Acura Pharmaceuticals Inc.(a)(b)	2,043	10,440
Adolor Corp.(a)	11,681	18,573
Akorn Inc.(a)	13,528	18,533
Alkermes Inc.(a)	25,740	236,551
Allergan Inc.	78,981	4,482,962
Allos Therapeutics Inc.(a)	17,291	125,360
Alnylam Pharmaceuticals Inc.(a)	9,716	220,359
AmerisourceBergen Corp.	77,857	1,742,440
Amicus Therapeutics Inc.(a)	3,658	32,007
Amylin Pharmaceuticals Inc.(a)	37,283	510,404
Ardea Biosciences Inc.(a)(b)	4,350	79,692
Array BioPharma Inc.(a)	11,560	27,513
Auxilium Pharmaceuticals Inc.(a)	11,280	385,889
AVANIR Pharmaceuticals Inc. Class A(a)(b)	13,835	28,777
AVI BioPharma Inc.(a)(b)	31,357	53,934
Biodel Inc.(a)	3,590	19,278
BioDelivery Sciences International Inc.(a)(b)	3,531	16,949
BioMarin Pharmaceutical Inc.(a)	25,346	458,256
BioScrip Inc.(a)	10,093	68,229
BioSpecifics Technologies Corp.(a)(b)	1,115	35,691
Bristol-Myers Squibb Co.	512,805	11,548,369
Cadence Pharmaceuticals Inc.(a)	7,289	80,616
Caraco Pharmaceutical Laboratories Ltd.(a)	2,561	13,035
Cardinal Health Inc.	93,275	2,499,770
Catalyst Health Solutions Inc.(a)	9,649	281,268
Cephalon Inc.(a)(b)	19,216	1,119,140
Chelsea Therapeutics International Ltd.(a)	5,246	13,167
China Sky One Medical Inc.(a)(b)	3,373	44,490
Clarient Inc.(a)	7,069	29,760
Cornerstone Therapeutics Inc.(a)	2,190	14,344
Cubist Pharmaceuticals Inc.(a)	15,592	314,958
Cumberland Pharmaceuticals Inc.	2,092	33,869
Cypress Bioscience Inc.(a)	9,372	76,569
Dendreon Corp.(a)	30,040	840,820
Depomed Inc.(a)	12,292	53,716
Discovery Laboratories Inc.(a)	25,124	34,169
DURECT Corp.(a)	19,213	51,299
Dyax Corp.(a)	14,220	51,050
Eli Lilly and Co.	262,172	8,659,541
Emergent BioSolutions Inc.(a)	4,058	71,664
Endo Pharmaceuticals Holdings Inc.(a)	30,142	682,113
Express Scripts Inc.(a)	71,201	5,523,774
Forest Laboratories Inc.(a)	77,844	2,291,727
Gilead Sciences Inc.(a)	234,625	10,928,832
Hemispherx Biopharma Inc.(a)(b)	27,168	54,336
Herbalife Ltd.	15,740	515,328
Hi-Tech Pharmacal Co. Inc.(a)	2,754	61,800
Hospira Inc.(a)	41,860	1,866,956
Idenix Pharmaceuticals Inc.(a)(b)	6,041	18,667
I-Flow Corp.(a)	4,992	56,859
Impax Laboratories Inc.(a)	15,279	133,538
Infinity Pharmaceuticals Inc.(a)	4,289	26,720
Insmed Inc.(a)(b)	28,772	23,593
Inspire Pharmaceuticals Inc.(a)	15,630	81,589
Isis Pharmaceuticals Inc.(a)	24,444	356,149
ISTA Pharmaceuticals Inc.(a)	7,671	34,213
Javelin Pharmaceuticals Inc.(a)	10,488	20,452
King Pharmaceuticals Inc.(a)	64,216	691,606
K-V Pharmaceutical Co. Class A(a)(b)	8,691	26,681
Lannett Co. Inc.(a)	2,621	19,605
Ligand Pharmaceuticals Inc. Class B(a)	29,276	67,628
Mannatech Inc.(b)	3,849	14,742
MannKind Corp.(a)	16,140	158,979
MAP Pharmaceuticals Inc.(a)	1,603	16,767
Matrixx Initiatives Inc.(a)	2,439	13,854
Mead Johnson Nutrition Co. Class A(b)	9,092	410,140
Medco Health Solutions Inc.(a)	125,086	6,918,507
Medicines Co. (The)(a)	13,959	153,689
Medicis Pharmaceutical Corp. Class A	15,625	333,594
Medivation Inc.(a)	7,893	214,216
Merck & Co. Inc.	545,929	17,267,734
MiddleBrook Pharmaceuticals Inc.(a)	9,238	10,624

Mylan Inc.(a)(b)	78,582	1,258,098
Myriad Pharmaceuticals Inc.(a)	6,261	36,690
Nabi Biopharmaceuticals(a)	15,033	53,968
NBTY Inc.(a)	14,119	558,830
Neogen Corp.(a)	3,709	119,764
Neurocrine Biosciences Inc.(a)	9,410	28,700
NeurogesX Inc.(a)(b)	2,686	21,488
NPS Pharmaceuticals Inc.(a)	12,129	48,759
Nutraceutical International Corp.(a)	2,384	26,868
Obagi Medical Products Inc.(a)	4,662	54,079
Omega Protein Corp.(a)	4,706	22,824
Omnicare Inc.	30,802	693,661
Onyx Pharmaceuticals Inc.(a)	15,958	478,261
Opko Health Inc.(a)(b)	12,284	28,008
OSI Pharmaceuticals Inc.(a)	15,251	538,360
Osiris Therapeutics Inc.(a)(b)	3,697	24,622
Pain Therapeutics Inc.(a)	8,809	44,574
Par Pharmaceutical Companies Inc.(a)	8,799	189,266
Perrigo Co.	20,358	691,968
PetMed Express Inc.	5,619	105,918
Pfizer Inc.	1,747,200	28,916,160
Pharmasset Inc.(a)	5,191	109,738
PharMerica Corp.(a)	7,997	148,504
Poniard Pharmaceuticals Inc.(a)	5,198	38,881
POZEN Inc.(a)	6,376	46,927
Progenics Pharmaceuticals Inc.(a)	6,474	33,924
Questcor Pharmaceuticals Inc.(a)	13,689	75,563
Repros Therapeutics Inc.(a)(b)	3,490	3,141
Rigel Pharmaceuticals Inc.(a)	8,856	72,619
Salix Pharmaceuticals Ltd.(a)	12,136	258,011
Santarus Inc.(a)	11,988	39,441
Schering-Plough Corp.	422,522	11,936,246
Schiff Nutrition International Inc.	2,274	11,848
SciClone Pharmaceuticals Inc.(a)	9,986	42,540
Sepracor Inc.(a)	28,395	650,245
SIGA Technologies Inc.(a)	6,204	48,950
Spectrum Pharmaceuticals Inc.(a)(b)	10,700	72,011
Star Scientific Inc.(a)(b)	22,645	21,060
Sucampo Pharmaceuticals Inc.(a)	1,036	6,040
Synta Pharmaceuticals Corp.(a)	4,478	13,882
Synutra International Inc.(a)(b)	4,667	63,985
Theravance Inc.(a)	13,242	193,863
United Therapeutics Corp.(a)	12,232	599,246
USANA Health Sciences Inc.(a)	1,377	46,969
Valeant Pharmaceuticals International(a)	17,649	495,231
Vanda Pharmaceuticals Inc.(a)	6,602	76,847
VCA Antech Inc.(a)	22,034	592,494
ViroPharma Inc.(a)	20,422	196,460
VIVUS Inc.(a)	17,911	187,170
Watson Pharmaceuticals Inc.(a)	27,664	1,013,609
Wyeth	345,307	16,775,014
XenoPort Inc.(a)	7,281	154,576
Zymogenetics Inc.(a)	9,581	57,869

		171,257,996
PIPELINES – 0.38%
El Paso Corp.	182,536	1,883,772
National Fuel Gas Co.	18,522	848,493
ONEOK Inc.	27,031	989,875
Questar Corp.	44,995	1,690,012
Spectra Energy Corp.	167,068	3,164,268
Williams Companies Inc. (The)	149,877	2,678,302

		11,254,722
REAL ESTATE – 0.10%
American Realty Investors Inc.(a)	652	7,544
Avatar Holdings Inc.(a)	1,601	30,419
CB Richard Ellis Group Inc. Class A(a)	61,171	718,148
Consolidated-Tomoka Land Co.	1,601	61,318
Forest City Enterprises Inc. Class A	28,089	375,550
Forestar Group Inc.(a)	8,781	150,858
Government Properties Income Trust(a)	2,977	71,478
Hilltop Holdings Inc.(a)	9,684	118,726

Jones Lang LaSalle Inc.	10,816	512,354
Resource Capital Corp.	5,500	29,920
St. Joe Co. (The)(a)	23,716	690,610
Starwood Property Trust Inc.(a)	10,489	212,402
Transcontinental Realty Investors Inc.(a)(b)	388	4,540
United Capital Corp.(a)	352	8,138

		2,992,005
REAL ESTATE INVESTMENT TRUSTS – 1.96%
Acadia Realty Trust	10,971	165,333
Agree Realty Corp.	1,911	43,819
Alexander’s Inc.	574	169,835
Alexandria Real Estate Equities Inc.	10,248	556,979
AMB Property Corp.	38,189	876,438
American Campus Communities Inc.	13,666	366,932
American Capital Agency Corp.(b)	3,555	101,140
Annaly Capital Management Inc.	140,714	2,552,552
Anthracite Capital Inc.(a)(b)	16,086	16,890
Anworth Mortgage Asset Corp.	26,693	210,341
Apartment Investment and Management Co. Class A	30,666	452,323
Ashford Hospitality Trust Inc.(a)	13,241	45,814
Associated Estates Realty Corp.	2,911	28,004
AvalonBay Communities Inc.	20,785	1,511,693
BioMed Realty Trust Inc.	25,564	352,783
Boston Properties Inc.	35,949	2,356,457
Brandywine Realty Trust	32,961	363,889
BRE Properties Inc. Class A	13,195	413,003
Camden Property Trust	17,352	699,286
CapitalSource Inc.	65,981	286,358
CapLease Inc.	10,676	43,024
Capstead Mortgage Corp.	15,804	219,834
Care Investment Trust Inc.	3,485	26,730
CBL & Associates Properties Inc.	35,581	345,136
Cedar Shopping Centers Inc.	10,805	69,692
Chimera Investment Corp.	173,912	664,344
Cogdell Spencer Inc.	7,980	38,304
Colonial Properties Trust	11,462	111,525
Corporate Office Properties Trust	14,816	546,414
Cousins Properties Inc.	7,654	63,375
Cypress Sharpridge Investments Inc.(a)	4,273	60,677
DCT Industrial Trust Inc.	52,702	269,307
Developers Diversified Realty Corp.	36,259	335,033
DiamondRock Hospitality Co.(a)	28,142	227,950
Digital Realty Trust Inc.	19,769	903,641
Douglas Emmett Inc.	28,553	350,631
Duke Realty Corp.	58,459	702,093
DuPont Fabros Technology Inc.(a)	6,442	85,872
Dynex Capital Inc.	2,722	22,946
EastGroup Properties Inc.	6,609	252,596
Education Realty Trust Inc.	14,387	85,315
Entertainment Properties Trust	9,066	309,513
Equity Lifestyle Properties Inc.	6,509	278,520
Equity One Inc.(b)	8,495	133,117
Equity Residential	71,344	2,190,261
Essex Property Trust Inc.	7,011	557,935
Extra Space Storage Inc.	22,830	240,856
Federal Realty Investment Trust	15,195	932,517
FelCor Lodging Trust Inc.	15,360	69,581
First Industrial Realty Trust Inc.(b)	11,507	60,412
First Potomac Realty Trust	8,109	93,740
Franklin Street Properties Corp.	15,795	206,914
Getty Realty Corp.	4,462	109,497
Gladstone Commercial Corp.	1,953	26,717
Glimcher Realty Trust	8,343	30,619
Gramercy Capital Corp.(a)	10,162	24,694
Hatteras Financial Corp.	9,283	278,304
HCP Inc.	76,046	2,185,562
Health Care REIT Inc.	29,068	1,209,810
Healthcare Realty Trust Inc.	15,149	320,098
Hersha Hospitality Trust	13,746	42,613
Highwoods Properties Inc.	18,328	576,416
Home Properties Inc.	8,273	356,484
Hospitality Properties Trust	31,725	646,238

Host Hotels & Resorts Inc.	155,130	1,825,880
HRPT Properties Trust	57,125	429,580
Inland Real Estate Corp.	19,226	168,420
Invesco Mortgage Capital Inc.(a)	2,282	49,862
Investors Real Estate Trust	16,692	150,896
iStar Financial Inc.(a)(b)	28,067	85,324
Kilroy Realty Corp.	11,124	308,580
Kimco Realty Corp.	97,878	1,276,329
Kite Realty Group Trust	11,647	48,568
LaSalle Hotel Properties	16,551	325,393
Lexington Realty Trust	24,997	127,485
Liberty Property Trust	28,946	941,613
LTC Properties Inc.	5,810	139,672
Macerich Co. (The)	21,296	645,908
Mack-Cali Realty Corp.	20,364	658,368
Medical Properties Trust Inc.	22,061	172,296
MFA Financial Inc.	72,533	577,363
Mid-America Apartment Communities Inc.	7,163	323,266
Mission West Properties Inc.	4,827	32,486
Monmouth Real Estate Investment Corp. Class A	4,984	34,689
National Health Investors Inc.	6,618	209,460
National Retail Properties Inc.	21,281	456,903
Nationwide Health Properties Inc.	26,491	820,956
NorthStar Realty Finance Corp.	15,905	55,827
Omega Healthcare Investors Inc.	21,738	348,243
Parkway Properties Inc.	5,549	109,315
Pennsylvania Real Estate Investment Trust(b)	10,420	79,296
Post Properties Inc.	11,194	201,492
ProLogis	115,593	1,377,869
PS Business Parks Inc.	4,602	236,175
Public Storage	34,712	2,611,731
RAIT Financial Trust(b)	15,534	45,670
Ramco-Gershenson Properties Trust	4,627	41,273
Realty Income Corp.(b)	27,102	695,166
Redwood Trust Inc.	19,954	309,287
Regency Centers Corp.	20,895	774,160
Saul Centers Inc.	1,766	56,689
Senior Housing Properties Trust	31,456	601,124
Simon Property Group Inc.	62,079	4,310,145
SL Green Realty Corp.(b)	19,867	871,168
Sovran Self Storage Inc.	5,502	167,426
Strategic Hotels & Resorts Inc.(a)	18,291	47,374
Sun Communities Inc.	3,918	84,315
Sunstone Hotel Investors Inc.(a)	19,765	140,331
Tanger Factory Outlet Centers Inc.	10,484	391,473
Taubman Centers Inc.	14,143	510,279
UDR Inc.	38,667	608,619
UMH Properties Inc.	2,932	23,896
Universal Health Realty Income Trust	2,898	94,330
Urstadt Biddle Properties Inc. Class A	4,439	64,765
U-Store-It Trust	20,361	127,256
Ventas Inc.	40,724	1,567,874
Vornado Realty Trust	39,647	2,553,663
Walter Investment Management Corp.	5,042	80,773
Washington Real Estate Investment Trust	15,233	438,710
Weingarten Realty Investors	27,555	548,896
Winthrop Realty Trust	2,431	23,678

		57,882,311
RETAIL – 6.02%
Abercrombie & Fitch Co. Class A	22,482	739,208
Advance Auto Parts Inc.	24,510	962,753
Aeropostale Inc.(a)	17,217	748,423
AFC Enterprises Inc.(a)	7,331	61,727
Allion Healthcare Inc.(a)	4,421	25,863
American Eagle Outfitters Inc.	44,595	751,872
America’s Car-Mart Inc.(a)	2,630	62,988
AnnTaylor Stores Corp.(a)	14,530	230,882
Asbury Automotive Group Inc.(a)	7,511	95,239
AutoNation Inc.(a)(b)	19,014	343,773
AutoZone Inc.(a)	7,749	1,133,059
Barnes & Noble Inc.(b)	9,303	206,713
Bebe Stores Inc.	6,054	44,557

Bed Bath & Beyond Inc.(a)	67,386	2,529,670
Best Buy Co. Inc.	87,291	3,275,158
Big 5 Sporting Goods Corp.	5,628	84,983
Big Lots Inc.(a)	21,861	546,962
BJ’s Restaurants Inc.(a)	5,536	82,985
BJ’s Wholesale Club Inc.(a)	14,556	527,218
Bob Evans Farms Inc.	7,825	227,394
Books-A-Million Inc.	1,828	22,009
Borders Group Inc.(a)	14,415	44,831
Brinker International Inc.	26,382	414,989
Brown Shoe Co. Inc.	10,771	86,383
Buckle Inc. (The)(b)	6,865	234,371
Buffalo Wild Wings Inc.(a)	4,392	182,751
Build-A-Bear Workshop Inc.(a)	3,856	18,779
Burger King Holdings Inc.	27,522	484,112
Cabela’s Inc.(a)(b)	9,578	127,771
California Pizza Kitchen Inc.(a)	4,907	76,647
Caribou Coffee Co. Inc.(a)(b)	1,776	12,823
CarMax Inc.(a)	56,974	1,190,757
Carrols Restaurant Group Inc.(a)	3,980	30,089
Casey’s General Stores Inc.	13,056	409,697
Cash America International Inc.	7,397	223,094
Cato Corp. (The) Class A	7,432	150,795
CEC Entertainment Inc.(a)	5,880	152,057
Charming Shoppes Inc.(a)	30,526	149,883
Cheesecake Factory Inc. (The)(a)	15,087	279,411
Chico’s FAS Inc.(a)	45,217	587,821
Children’s Place Retail Stores Inc. (The)(a)	5,609	168,046
Chipotle Mexican Grill Inc. Class A(a)(b)	8,210	796,780
Christopher & Banks Corp.	8,850	59,915
Citi Trends Inc.(a)	3,513	100,015
CKE Restaurants Inc.	11,761	123,373
Coldwater Creek Inc.(a)	15,236	124,935
Collective Brands Inc.(a)	16,130	279,533
Conn’s Inc.(a)	2,972	33,554
Copart Inc.(a)(b)	17,339	575,828
Costco Wholesale Corp.	112,614	6,358,186
Cracker Barrel Old Country Store Inc.	5,996	206,262
CVS Caremark Corp.	376,981	13,473,301
Darden Restaurants Inc.	35,609	1,215,335
Denny’s Corp.(a)	23,058	61,334
Destination Maternity Corp.(a)	1,513	27,431
Dick’s Sporting Goods Inc.(a)	22,288	499,251
Dillard’s Inc. Class A	12,645	178,295
DineEquity Inc.(b)	4,558	112,811
Dollar Tree Inc.(a)	23,254	1,132,005
Domino’s Pizza Inc.(a)	10,734	94,889
Dress Barn Inc.(a)	11,567	207,396
DSW Inc. Class A(a)	3,955	63,161
Einstein Noah Restaurant Group Inc.(a)	1,084	13,051
EZCORP Inc.(a)	12,326	168,373
Family Dollar Stores Inc.	36,232	956,525
FGX International Holdings Ltd.(a)	2,966	41,376
Finish Line Inc. (The) Class A	9,964	101,234
First Cash Financial Services Inc.(a)	6,202	106,240
Foot Locker Inc.	39,571	472,873
Fred’s Inc. Class A	9,804	124,805
Fuqi International Inc.(a)(b)	3,524	103,183
GameStop Corp. Class A(a)	42,584	1,127,198
Gander Mountain Co.(a)(b)	1,379	7,088
Gap Inc. (The)	124,565	2,665,691
Genesco Inc.(a)(b)	4,731	113,875
Group 1 Automotive Inc.	5,927	159,140
Haverty Furniture Companies Inc.(a)	4,861	57,408
hhgregg Inc.(a)(b)	2,907	49,245
Hibbett Sports Inc.(a)	7,759	141,447
Home Depot Inc. (The)	439,137	11,698,610
Hot Topic Inc.(a)	10,816	81,012
HSN Inc.(a)	9,433	153,569
Insight Enterprises Inc.(a)	12,090	147,619
J. Crew Group Inc.(a)	12,935	463,332
J.C. Penney Co. Inc.	57,616	1,944,540
Jack in the Box Inc.(a)	14,626	299,687

Jo-Ann Stores Inc.(a)	7,289	195,564
Jos. A. Bank Clothiers Inc.(a)	4,533	202,942
Kenneth Cole Productions Inc. Class A	2,547	25,546
Kirkland’s Inc.(a)	2,807	40,000
Kohl’s Corp.(a)	78,943	4,503,698
Krispy Kreme Doughnuts Inc.(a)	16,011	57,159
Landry’s Restaurants Inc.(a)	1,082	11,361
Limited Brands Inc.	68,285	1,160,162
Lithia Motors Inc. Class A	3,898	60,770
Lowe’s Companies Inc.	381,248	7,983,333
Luby’s Inc.(a)	5,554	23,327
lululemon athletica inc.(a)(b)	10,269	233,620
Lumber Liquidators Inc.(a)	4,045	87,736
Macy’s Inc.	108,933	1,992,385
McCormick & Schmick’s Seafood Restaurants Inc.(a)	3,372	25,088
McDonald’s Corp.	285,671	16,303,244
Men’s Wearhouse Inc. (The)	13,572	335,228
Movado Group Inc.	4,446	64,600
MSC Industrial Direct Co. Inc. Class A	10,944	476,940
New York & Co. Inc.(a)	5,452	27,914
99 Cents Only Stores(a)	11,538	155,186
Nordstrom Inc.	43,117	1,316,793
Nu Skin Enterprises Inc. Class A	12,338	228,623
O’Charley’s Inc.(a)	3,563	33,385
Office Depot Inc.(a)	69,510	460,156
OfficeMax Inc.(a)	19,085	240,089
O’Reilly Automotive Inc.(a)	35,310	1,276,103
P.F. Chang’s China Bistro Inc.(a)(b)	6,435	218,597
Pacific Sunwear of California Inc.(a)	17,286	89,023
Panera Bread Co. Class A(a)	7,316	402,380
Pantry Inc. (The)(a)	5,664	88,812
Papa John’s International Inc.(a)	5,404	132,776
PC Connection Inc.(a)	2,204	11,990
PC Mall Inc.(a)	2,832	19,428
Penske Automotive Group Inc.	10,417	199,798
Pep Boys - Manny, Moe & Jack (The)	12,800	125,056
PetSmart Inc.	32,788	713,139
Pier 1 Imports Inc.(a)	21,819	84,440
PriceSmart Inc.	3,501	65,644
RadioShack Corp.	32,537	539,138
Red Robin Gourmet Burgers Inc.(a)	4,041	82,517
Regis Corp.	14,722	228,191
Retail Ventures Inc.(a)	6,788	35,773
Rex Stores Corp.(a)	2,187	23,838
Rite Aid Corp.(a)	146,864	240,857
Ross Stores Inc.	33,097	1,581,044
Ruby Tuesday Inc.(a)	16,639	140,100
Rush Enterprises Inc. Class A(a)	8,281	106,991
Ruth’s Hospitality Group Inc.(a)	4,709	19,872
Saks Inc.(a)(b)	31,650	215,853
Sally Beauty Holdings Inc.(a)	23,178	164,796
School Specialty Inc.(a)	5,416	128,468
Sears Holdings Corp.(a)(b)	12,976	847,463
Shoe Carnival Inc.(a)	2,232	34,417
Signet Jewelers Ltd.(a)	21,769	573,178
Sonic Automotive Inc.	5,332	55,986
Sonic Corp.(a)	16,115	178,232
Sport Supply Group Inc.	2,940	29,959
Stage Stores Inc.	10,658	138,128
Staples Inc.	185,566	4,308,843
Starbucks Corp.(a)	190,831	3,940,660
Steak n Shake Co. (The)(a)	6,939	81,672
Stein Mart Inc.(a)	6,690	85,030
Susser Holdings Corp.(a)	1,968	24,738
Syms Corp.(a)	1,743	14,101
Systemax Inc.(a)	2,675	32,448
Talbots Inc. (The)(b)	5,718	52,777
Target Corp.	194,574	9,082,714
Texas Roadhouse Inc.(a)	13,078	138,888
Tiffany & Co.	32,389	1,247,948
Titan Machinery Inc.(a)	3,865	48,390
TJX Companies Inc. (The)	107,310	3,986,567
Tractor Supply Co.(a)	9,328	451,662

Tuesday Morning Corp.(a)	7,455	31,013
Tween Brands Inc.(a)	6,842	57,404
Ulta Salon Cosmetics & Fragrance Inc.(a)	6,808	112,400
Under Armour Inc. Class A(a)(b)	8,449	235,136
Urban Outfitters Inc.(a)	33,340	1,005,868
Walgreen Co.	256,560	9,613,303
Wal-Mart Stores Inc.	572,419	28,100,049
Wendy’s/Arby’s Group Inc. Class A	95,607	452,221
West Marine Inc.(a)	3,810	29,947
Wet Seal Inc. Class A(a)	28,469	107,613
Williams-Sonoma Inc.	24,618	498,022
World Fuel Services Corp.	7,663	368,360
Yum! Brands Inc.	119,778	4,043,705
Zale Corp.(a)(b)	4,681	33,469
Zumiez Inc.(a)	4,456	73,123

		177,944,161
SAVINGS & LOANS – 0.27%
Abington Bancorp Inc.	5,918	45,805
Astoria Financial Corp.	22,029	243,200
BankFinancial Corp.	5,718	54,778
Beneficial Mutual Bancorp Inc.(a)	8,908	81,330
Berkshire Hills Bancorp Inc.	3,339	73,258
Brookline Bancorp Inc.	15,487	150,534
Brooklyn Federal Bancorp Inc.	885	10,797
Cape Bancorp. Inc.(a)	2,572	19,753
Capitol Federal Financial	5,493	180,830
Cheviot Financial Corp.	711	6,086
Chicopee Bancorp Inc.(a)	1,725	22,787
Clifton Savings Bancorp Inc.	2,925	28,665
Danvers Bancorp Inc.	4,603	62,555
Dime Community Bancshares Inc.	6,468	73,929
ESB Financial Corp.	2,135	28,588
ESSA Bancorp Inc.	4,433	58,560
First Defiance Financial Corp.	1,846	27,524
First Financial Holdings Inc.	2,925	46,712
First Financial Northwest Inc.	5,809	33,808
First Niagara Financial Group Inc.	39,105	482,165
Flagstar Bancorp Inc.(a)(b)	10,806	11,130
Flushing Financial Corp.	5,408	61,651
Fox Chase Bancorp Inc.(a)	1,651	16,543
Heritage Financial Group	486	4,024
Home Bancorp Inc.(a)	1,985	24,157
Home Federal Bancorp Inc.	3,987	45,532
Hudson City Bancorp Inc.	120,300	1,581,945
Investors Bancorp Inc.(a)	12,340	130,927
Kearny Financial Corp.	5,082	52,954
Kentucky First Federal Bancorp	780	9,742
Legacy Bancorp Inc.	2,024	21,252
Meridian Interstate Bancorp Inc.(a)	2,724	23,154
NASB Financial Inc.	936	24,617
New York Community Bancorp Inc.	89,071	1,017,191
NewAlliance Bancshares Inc.	26,925	288,098
Northeast Community Bancorp Inc.	1,507	11,122
Northwest Bancorp Inc.	4,581	104,630
OceanFirst Financial Corp.	2,177	25,253
Oritani Financial Corp.	2,968	40,484
People’s United Financial Inc.	89,523	1,392,978
Provident Financial Services Inc.	16,257	167,285
Provident New York Bancorp	8,086	77,221
Prudential Bancorp Inc. of Pennsylvania	1,055	10,592
Rockville Financial Inc.	2,126	22,855
Roma Financial Corp.	2,587	32,156
Territorial Bancorp Inc.	3,167	49,659
TFS Financial Corp.	22,314	265,537
United Financial Bancorp Inc.	4,588	53,129
ViewPoint Financial Group	2,863	40,197
Washington Federal Inc.	29,060	489,952
Waterstone Financial Inc.(a)	2,218	11,223
Westfield Financial Inc.	7,651	64,804
WSFS Financial Corp.	1,634	43,530

		7,947,188

SEMICONDUCTORS – 2.80%
Actel Corp.(a)	6,485	78,922
Advanced Analogic Technologies Inc.(a)	9,442	37,485
Advanced Micro Devices Inc.(a)	145,939	826,015
Altera Corp.	75,486	1,548,218
Amkor Technology Inc.(a)(b)	29,550	203,304
ANADIGICS Inc.(a)	17,486	82,359
Analog Devices Inc.	75,534	2,083,228
Applied Materials Inc.	344,710	4,619,114
Applied Micro Circuits Corp.(a)	17,349	173,317
Atmel Corp.(a)	117,073	490,536
ATMI Inc.(a)	8,531	154,838
Broadcom Corp. Class A(a)	127,499	3,912,944
Brooks Automation Inc.(a)	17,831	137,834
Cabot Microelectronics Corp.(a)	5,844	203,722
Cavium Networks Inc.(a)	9,194	197,395
CEVA Inc.(a)	5,056	54,352
Cirrus Logic Inc.(a)	14,906	82,877
Cohu Inc.	5,635	76,411
Cree Inc.(a)	26,735	982,511
Cypress Semiconductor Corp.(a)	40,478	418,138
Diodes Inc.(a)	8,760	158,468
DSP Group Inc.(a)	5,309	43,215
EMCORE Corp.(a)	18,807	24,449
Emulex Corp.(a)	21,650	222,779
Entegris Inc.(a)	29,402	145,540
Entropic Communications Inc.(a)	12,275	33,634
Exar Corp.(a)	8,956	65,827
Fairchild Semiconductor International Inc.(a)	31,327	320,475
FormFactor Inc.(a)	13,312	318,423
GSI Technology Inc.(a)	6,673	26,625
Hittite Microwave Corp.(a)	5,496	202,143
Integrated Device Technology Inc.(a)	42,675	288,483
Intel Corp.	1,446,081	28,299,805
Intellon Corp.(a)	4,982	35,322
International Rectifier Corp.(a)	18,141	353,568
Intersil Corp. Class A	32,238	493,564
IPG Photonics Corp.(a)	5,740	87,248
IXYS Corp.	6,454	54,924
KLA-Tencor Corp.	44,073	1,580,458
Kopin Corp.(a)	17,509	84,043
Kulicke and Soffa Industries Inc.(a)	18,889	113,901
Lam Research Corp.(a)	32,465	1,109,004
Lattice Semiconductor Corp.(a)	28,384	63,864
Linear Technology Corp.	57,182	1,579,939
LSI Corp.(a)	169,042	928,041
Marvell Technology Group Ltd.(a)(b)	134,175	2,172,293
Maxim Integrated Products Inc.	79,402	1,440,352
MEMC Electronic Materials Inc.(a)	58,205	967,949
Micrel Inc.	10,562	86,080
Microchip Technology Inc.	47,880	1,268,820
Micron Technology Inc.(a)(b)	218,172	1,789,010
Microsemi Corp.(a)	21,002	331,622
Microtune Inc.(a)	13,252	24,119
MIPS Technologies Inc. Class A(a)	10,652	40,158
MKS Instruments Inc.(a)	12,461	240,373
Monolithic Power Systems Inc.(a)	8,656	202,983
National Semiconductor Corp.	59,118	843,614
NetLogic Microsystems Inc.(a)	4,898	220,410
Novellus Systems Inc.(a)	25,286	530,500
NVIDIA Corp.(a)	140,851	2,116,991
OmniVision Technologies Inc.(a)	13,504	219,845
ON Semiconductor Corp.(a)	110,370	910,553
Pericom Semiconductor Corp.(a)	6,478	63,549
Photronics Inc.(a)	10,353	49,073
PLX Technology Inc.(a)	6,980	23,523
PMC-Sierra Inc.(a)	57,523	549,920
Power Integrations Inc.	6,303	210,079
QLogic Corp.(a)	30,238	520,094
Rambus Inc.(a)	26,699	464,563
Rovi Corp.(a)	26,237	881,563
Rubicon Technology Inc.(a)	3,020	44,817
Rudolph Technologies Inc.(a)	7,325	54,205

Semitool Inc.(a)	5,528	46,712
Semtech Corp.(a)	15,983	271,871
Silicon Image Inc.(a)	21,717	52,772
Silicon Laboratories Inc.(a)	11,384	527,762
Skyworks Solutions Inc.(a)	43,973	582,203
Standard Microsystems Corp.(a)	5,661	131,392
Supertex Inc.(a)	2,825	84,750
Techwell Inc.(a)	3,719	40,835
Teradyne Inc.(a)	45,498	420,857
Tessera Technologies Inc.(a)	13,084	364,913
Texas Instruments Inc.	329,354	7,802,396
TriQuint Semiconductor Inc.(a)	39,056	301,512
Ultratech Inc.(a)	5,729	75,795
Varian Semiconductor Equipment Associates Inc.(a)	18,909	620,972
Veeco Instruments Inc.(a)	8,760	204,283
Virage Logic Corp.(a)	5,609	29,223
Volterra Semiconductor Corp.(a)	5,529	101,568
White Electronic Designs Corp.(a)	5,243	24,223
Xilinx Inc.	71,529	1,675,209
Zoran Corp.(a)	12,813	147,606

		82,771,174
SHIPBUILDING – 0.00%
Todd Shipyards Corp.	1,362	22,391

		22,391
SOFTWARE – 4.25%
ACI Worldwide Inc.(a)	9,254	140,013
Activision Blizzard Inc.(a)	143,900	1,782,921
Actuate Corp.(a)	10,158	58,713
Acxiom Corp.(a)	18,117	171,387
Adobe Systems Inc.(a)	135,789	4,486,469
Advent Software Inc.(a)	3,895	156,774
Allscripts-Misys Healthcare Solutions Inc.	16,332	331,050
American Reprographics Co.(a)	9,308	88,612
American Software Inc. Class A	5,744	37,508
AMICAS Inc.(a)	8,282	29,815
ANSYS Inc.(a)	22,756	852,667
ArcSight Inc.(a)	4,543	109,350
Autodesk Inc.(a)	59,617	1,418,885
Automatic Data Processing Inc.	129,764	5,099,725
Avid Technology Inc.(a)	7,853	110,649
Blackbaud Inc.	11,101	257,543
Blackboard Inc.(a)	8,581	324,190
BMC Software Inc.(a)	47,633	1,787,666
Bottomline Technologies Inc.(a)	7,511	96,892
Broadridge Financial Solutions Inc.	36,525	734,153
CA Inc.	101,996	2,242,892
Callidus Software Inc.(a)	7,676	23,105
Cerner Corp.(a)(b)	17,529	1,311,169
China TransInfo Technology Corp.(a)(b)	2,291	21,673
Citrix Systems Inc.(a)	47,097	1,847,615
CommVault Systems Inc.(a)	10,556	219,037
Computer Programs and Systems Inc.	2,778	115,037
Compuware Corp.(a)	64,342	471,627
Concur Technologies Inc.(a)	10,454	415,651
CSG Systems International Inc.(a)	8,777	140,520
Deltek Inc.(a)	5,430	41,757
DemandTec Inc.(a)	4,956	43,761
Digi International Inc.(a)	6,032	51,393
DivX Inc.(a)	10,119	55,250
Double-Take Software Inc.(a)	4,483	45,682
Dun & Bradstreet Corp. (The)	13,859	1,043,860
Ebix Inc.(a)	1,740	96,326
Eclipsys Corp.(a)	13,974	269,698
Electronic Arts Inc.(a)	84,201	1,604,029
Emdeon Inc. Class A(a)	7,149	115,814
Epicor Software Corp.(a)	14,327	91,263
EPIQ Systems Inc.(a)	8,156	118,262
Fair Isaac Corp.	13,021	279,821
FalconStor Software Inc.(a)	7,833	38,930
Fidelity National Information Services Inc.	49,986	1,275,143
Fiserv Inc.(a)	40,338	1,944,292

Global Payments Inc.	20,705	966,924
GSE Systems Inc.(a)	3,723	23,157
IMS Health Inc.	46,726	717,244
inContact Inc.(a)	8,583	25,577
infoGROUP Inc.(a)	7,929	55,582
Informatica Corp.(a)	22,562	509,450
InnerWorkings Inc.(a)	8,526	42,118
Interactive Intelligence Inc.(a)	3,132	59,853
Intuit Inc.(a)	84,093	2,396,651
JDA Software Group Inc.(a)	6,414	140,723
Lawson Software Inc.(a)	35,096	218,999
ManTech International Corp. Class A(a)	5,501	259,427
MedAssets Inc.(a)	10,036	226,513
Medidata Solutions Inc.(a)	1,877	28,437
Metavante Technologies Inc.(a)	23,079	795,764
Microsoft Corp.	1,995,487	51,663,158
MicroStrategy Inc. Class A(a)	2,189	156,601
MoneyGram International Inc.(a)	18,614	58,448
Monotype Imaging Holdings Inc.(a)	5,440	45,750
MSC Software Corp.(a)	10,766	90,542
MSCI Inc. Class A(a)	26,002	770,179
NetSuite Inc.(a)(b)	4,125	63,113
Novell Inc.(a)	87,523	394,729
Nuance Communications Inc.(a)	56,443	844,387
Omnicell Inc.(a)	8,364	93,175
Omniture Inc.(a)	17,888	383,519
OpenTV Corp. Class A(a)	23,059	31,821
OPNET Technologies Inc.	3,466	37,883
Oracle Corp.	989,700	20,625,348
Parametric Technology Corp.(a)	30,669	423,846
Paychex Inc.	83,719	2,432,037
Pegasystems Inc.	4,269	147,409
Pervasive Software Inc.(a)	4,078	20,186
Phase Forward Inc.(a)	11,725	164,619
Phoenix Technologies Ltd.(a)	6,945	25,349
Progress Software Corp.(a)	10,526	238,414
PROS Holdings Inc.(a)	4,748	39,978
QAD Inc.	3,623	16,485
Quality Systems Inc.	6,113	376,377
Quest Software Inc.(a)	15,616	263,130
Red Hat Inc.(a)	49,186	1,359,501
Renaissance Learning Inc.	2,055	20,427
Rosetta Stone Inc.(a)(b)	1,433	32,902
Salesforce.com Inc.(a)	28,158	1,603,035
Schawk Inc.	3,675	42,887
SeaChange International Inc.(a)	7,351	55,133
SEI Investments Co.	31,634	622,557
Smith Micro Software Inc.(a)	7,385	91,279
SolarWinds Inc.(a)	2,873	63,292
Solera Holdings Inc.	17,984	559,482
SPSS Inc.(a)	4,592	229,370
Sybase Inc.(a)	21,648	842,107
Synchronoss Technologies Inc.(a)	4,647	57,948
SYNNEX Corp.(a)	5,218	159,045
Take-Two Interactive Software Inc.(a)	19,930	223,415
Taleo Corp. Class A(a)	8,269	187,210
THQ Inc.(a)	17,042	116,567
Total System Services Inc.	41,870	674,526
Trident Microsystems Inc.(a)	14,138	36,617
Ultimate Software Group Inc.(a)	6,047	173,670
Unica Corp.(a)	2,221	16,924
VeriFone Holdings Inc.(a)	18,295	290,708
VMware Inc. Class A(a)	13,256	532,494

		125,862,587
STORAGE & WAREHOUSING – 0.01%
Mobile Mini Inc.(a)	8,793	152,646

		152,646
TELECOMMUNICATIONS – 5.74%
Acme Packet Inc.(a)	9,705	97,147
Adaptec Inc.(a)	29,282	97,802
ADC Telecommunications Inc.(a)	25,031	208,759

ADTRAN Inc.	14,478	355,435
Airvana Inc.(a)	7,382	49,976
Alaska Communications Systems Group Inc.(b)	10,527	97,375
Amdocs Ltd.(a)	49,964	1,343,032
American Tower Corp. Class A(a)	103,257	3,758,555
Anaren Inc.(a)	4,134	70,278
Anixter International Inc.(a)	7,743	310,572
Applied Signal Technology Inc.	3,134	72,928
ARRIS Group Inc.(a)	32,913	428,198
Aruba Networks Inc.(a)	16,023	141,643
AT&T Inc.	1,527,604	41,260,584
Atheros Communications Inc.(a)	15,530	412,011
Atlantic Tele-Network Inc.	2,216	118,379
BigBand Networks Inc.(a)	7,407	29,702
Black Box Corp.	4,481	112,428
Cbeyond Inc.(a)	6,850	110,491
Centennial Communications Corp.(a)	21,671	172,935
CenturyTel Inc.	76,643	2,575,205
Ciena Corp.(a)	24,311	395,783
Cincinnati Bell Inc.(a)	52,949	185,322
Cisco Systems Inc.(a)	1,493,411	35,154,895
Clearwire Corp. Class A(a)	17,151	139,438
CommScope Inc.(a)	24,248	725,743
Communications Systems Inc.	1,570	18,338
Comtech Telecommunications Corp.(a)	7,480	248,486
Consolidated Communications Holdings Inc.	5,799	92,842
Corning Inc.	403,151	6,172,242
CPI International Inc.(a)	1,803	20,176
Crown Castle International Corp.(a)	75,050	2,353,568
D&E Communications Inc.	3,338	38,354
DigitalGlobe Inc.(a)	3,597	80,465
EchoStar Corp. Class A(a)	10,459	193,073
EMS Technologies Inc.(a)	3,794	78,991
Extreme Networks Inc.(a)	20,511	57,431
FairPoint Communications Inc.(b)	22,779	9,339
Frontier Communications Corp.	81,749	616,387
General Communication Inc. Class A(a)	9,950	68,257
GeoEye Inc.(a)	4,463	119,608
Global Crossing Ltd.(a)	6,690	95,667
Globecomm Systems Inc.(a)	5,061	36,793
Harmonic Inc.(a)	23,153	154,662
Harris Corp.	34,548	1,299,005
Harris Stratex Networks Inc.(a)	14,950	104,650
Hickory Tech Corp.	2,981	25,488
Hughes Communications Inc.(a)	2,605	79,036
Infinera Corp.(a)	21,208	168,604
InterDigital Inc.(a)	11,542	267,313
Iowa Telecommunications Services Inc.	9,144	115,214
iPCS Inc.(a)	4,105	71,427
Ixia(a)	7,250	49,735
JDS Uniphase Corp.(a)	56,467	401,480
Juniper Networks Inc.(a)(b)	135,602	3,663,966
Knology Inc.(a)	6,482	63,200
KVH Industries Inc.(a)	3,416	34,126
Leap Wireless International Inc.(a)	15,279	298,704
Level 3 Communications Inc.(a)	422,101	586,720
LogMeIn Inc.(a)	1,921	35,174
Loral Space & Communications Inc.(a)	2,835	77,906
MasTec Inc.(a)	12,750	154,913
MetroPCS Communications Inc.(a)	65,896	616,787
Motorola Inc.	594,820	5,109,504
NETGEAR Inc.(a)	8,549	156,874
Network Equipment Technologies Inc.(a)	6,561	47,436
NeuStar Inc. Class A(a)	19,039	430,281
Neutral Tandem Inc.(a)	8,411	191,434
Newport Corp.(a)	8,615	75,467
NII Holdings Inc.(a)	42,842	1,284,403
Novatel Wireless Inc.(a)	7,967	90,505
NTELOS Holdings Corp.	7,408	130,825
Oplink Communications Inc.(a)	5,549	80,571
Opnext Inc.(a)	4,643	13,604
PAETEC Holding Corp.(a)	31,615	122,350
ParkerVision Inc.(a)(b)	5,834	23,861

Plantronics Inc.	12,328	330,514
Polycom Inc.(a)	21,986	588,126
Powerwave Technologies Inc.(a)	32,208	51,533
Preformed Line Products Co.	691	27,675
Premiere Global Services Inc.(a)	15,896	132,096
QUALCOMM Inc.	428,538	19,275,639
Qwest Communications International Inc.	384,168	1,463,680
RCN Corp.(a)	10,437	97,064
RF Micro Devices Inc.(a)	67,451	366,259
SAVVIS Inc.(a)	8,713	137,840
SBA Communications Corp. Class A(a)	30,051	812,279
Shenandoah Telecommunications Co.	5,748	103,177
ShoreTel Inc.(a)	12,239	95,587
Sonus Networks Inc.(a)	52,142	110,541
Sprint Nextel Corp.(a)	725,208	2,864,572
Starent Networks Corp.(a)	10,025	254,836
SureWest Communications(a)	3,338	41,458
Switch & Data Facilities Co. Inc.(a)	4,922	66,988
Sycamore Networks Inc.(a)	47,223	142,613
Symmetricom Inc.(a)	11,449	59,306
Syniverse Holdings Inc.(a)	17,649	308,858
Tekelec(a)	17,720	291,140
Telephone and Data Systems Inc.	23,696	734,813
Tellabs Inc.(a)	104,008	719,735
3Com Corp.(a)	98,388	514,569
tw telecom inc.(a)	38,788	521,699
United States Cellular Corp.(a)	3,943	154,053
USA Mobility Inc.	5,701	73,429
UTStarcom Inc.(a)	26,400	55,176
Verizon Communications Inc.	735,504	22,263,706
Viasat Inc.(a)	7,142	189,834
Virgin Media Inc.	75,447	1,050,222
Virgin Mobile USA Inc. Class A(a)	11,858	59,290
Windstream Corp.	114,072	1,155,549

		169,863,714
TEXTILES – 0.07%
Cintas Corp.	34,276	1,038,906
G&K Services Inc. Class A	4,392	97,327
Mohawk Industries Inc.(a)	14,439	688,596
UniFirst Corp.	3,598	159,931

		1,984,760
TOYS, GAMES & HOBBIES – 0.12%
Hasbro Inc.	32,540	902,985
JAKKS Pacific Inc.(a)	6,881	98,536
LeapFrog Enterprises Inc.(a)	8,516	35,001
Marvel Entertainment Inc.(a)	12,901	640,148
Mattel Inc.	93,563	1,727,173
RC2 Corp.(a)	5,645	80,441

		3,484,284
TRANSPORTATION – 1.73%
Air Transport Services Group Inc.(a)	12,366	42,786
Alexander & Baldwin Inc.	10,757	345,192
American Commercial Lines Inc.(a)	2,398	69,830
Arkansas Best Corp.	6,439	192,784
Atlas Air Worldwide Holdings Inc.(a)	4,525	144,664
Bristow Group Inc.(a)	7,458	221,428
Burlington Northern Santa Fe Corp.	68,023	5,430,276
C.H. Robinson Worldwide Inc.	44,066	2,544,812
CAI International Inc.(a)	1,884	13,885
Celadon Group Inc.(a)	5,782	65,394
Con-way Inc.	12,865	492,987
CSX Corp.	101,581	4,252,181
DHT Maritime Inc.	11,671	43,883
Dynamex Inc.(a)	2,673	43,650
Eagle Bulk Shipping Inc.	16,199	83,101
Expeditors International Washington Inc.	54,690	1,922,354
FedEx Corp.	80,785	6,076,648
Forward Air Corp.	7,486	173,301
Frontline Ltd.(b)	13,100	306,409
Genco Shipping & Trading Ltd.	6,309	131,101

General Maritime Corp.	12,308	95,264
Genesee & Wyoming Inc. Class A(a)	9,578	290,405
Golar LNG Ltd.(b)	8,600	95,116
GulfMark Offshore Inc.(a)	5,894	192,970
Heartland Express Inc.	12,753	183,643
Horizon Lines Inc. Class A(b)	8,365	53,118
Hub Group Inc. Class A(a)	9,439	215,681
International Shipholding Corp.	1,628	50,159
J.B. Hunt Transport Services Inc.	22,678	728,644
Kansas City Southern Industries Inc.(a)	23,460	621,455
Kirby Corp.(a)	14,157	521,261
Knight Transportation Inc.	14,492	243,176
Knightsbridge Tankers Ltd.	4,412	57,532
Landstar System Inc.	13,462	512,364
Marten Transport Ltd.(a)	3,781	64,504
Nordic American Tanker Shipping Ltd.(b)	11,015	325,824
Norfolk Southern Corp.	95,241	4,105,840
Old Dominion Freight Line Inc.(a)	7,394	224,999
Overseas Shipholding Group Inc.	6,203	231,806
Pacer International Inc.	8,893	34,327
Patriot Transportation Holding Inc.(a)	305	23,028
PHI Inc.(a)	3,509	71,163
Ryder System Inc.	14,704	574,338
Saia Inc.(a)	3,587	57,679
Ship Finance International Ltd.	11,374	139,786
TBS International Ltd.(a)(b)	2,717	23,638
Teekay Corp.	11,110	242,976
Teekay Tankers Ltd. Class A(b)	3,529	29,467
Ultrapetrol (Bahamas) Ltd.(a)	6,086	29,943
Union Pacific Corp.	130,375	7,607,381
United Parcel Service Inc. Class B	178,981	10,107,057
Universal Truckload Services Inc.	1,265	20,885
USA Truck Inc.(a)	1,797	22,822
UTi Worldwide Inc.	26,398	382,243
Werner Enterprises Inc.	11,467	213,630
YRC Worldwide Inc.(a)(b)	14,214	63,252

		51,054,042
TRUCKING & LEASING – 0.02%
Aircastle Ltd.	11,127	107,598
AMERCO(a)	2,181	100,021
GATX Corp.	12,461	348,285
Greenbrier Companies Inc. (The)	3,914	45,833
TAL International Group Inc.	3,997	56,837
Textainer Group Holdings Ltd.	1,777	28,450
Willis Lease Finance Corp.(a)	1,259	17,211

		704,235
WATER – 0.06%
American States Water Co.	4,831	174,786
American Water Works Co. Inc.	16,152	322,071
Aqua America Inc.	35,192	620,787
Artesian Resources Corp. Class A	1,459	24,540
California Water Service Group	5,013	195,206
Connecticut Water Service Inc.	2,093	46,862
Consolidated Water Co. Ltd.	3,607	58,902
Middlesex Water Co.	3,484	52,539
Pennichuck Corp.	1,142	24,850
PICO Holdings Inc.(a)	5,809	193,730
SJW Corp.	3,758	85,870
Southwest Water Co.	5,887	28,964
York Water Co.	2,679	37,131

		1,866,238

TOTAL COMMON STOCKS
(Cost: $3,678,962,142)		2,953,517,516

Security	Shares	Value
WARRANTS – 0.00%

ENERGY - ALTERNATE SOURCES – 0.00%
GreenHunter Energy Inc. (Expires 9/14/11)(a)(b)(c)	87	0

		0
TELECOMMUNICATIONS – 0.00%
Lantronix Inc.(a)(c)	34	0

		0

TOTAL WARRANTS
(Cost: $0)		0

Security	Shares	Value
SHORT-TERM INVESTMENTS – 1.51%

MONEY MARKET FUNDS – 1.51%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.22%(d)(e)(f)	35,288,962	35,288,962
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.18%(d)(e)(f)	5,385,781	5,385,781
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.04%(d)(e)	3,883,816	3,883,816

		44,558,559

TOTAL SHORT-TERM INVESTMENTS
(Cost: $44,558,559)		44,558,559

TOTAL INVESTMENTS IN SECURITIES – 101.35%
(Cost: $3,723,520,701)		2,998,076,075
Other Assets, Less Liabilities – (1.35)%		(39,854,881)

NET ASSETS – 100.00%		$2,958,221,194

NVS - Non-Voting Shares

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Security valued using Level 3 inputs. See Note 1.

(d)	Affiliated issuer. See Note 2.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

September 30, 2009

Security	Shares	Value
COMMON STOCKS – 99.86%

ADVERTISING – 0.21%
APAC Customer Services Inc.(a)	1,494	$8,830
inVentiv Health Inc.(a)	674	11,276
Marchex Inc. Class B	1,149	5,642
Omnicom Group Inc.	18,812	694,915

		720,663
AEROSPACE & DEFENSE – 2.09%
AAR Corp.(a)	192	4,212
AeroVironment Inc.(a)	799	22,444
Alliant Techsystems Inc.(a)	1,981	154,221
Argon ST Inc.(a)	649	12,363
BE Aerospace Inc.(a)	2,822	56,835
Boeing Co. (The)	3,602	195,048
Esterline Technologies Corp.(a)	585	22,938
GenCorp Inc.(a)	3,548	19,017
General Dynamics Corp.	1,983	128,102
Goodrich Corp.	7,492	407,115
HEICO Corp.	1,390	60,270
Kaman Corp.	1,327	29,167
LMI Aerospace Inc.(a)	307	3,079
Lockheed Martin Corp.	19,274	1,504,914
Northrop Grumman Corp.	2,328	120,474
Orbital Sciences Corp.(a)	3,298	49,371
Raytheon Co.	18,359	880,681
Rockwell Collins Inc.	9,576	486,461
Spirit AeroSystems Holdings Inc. Class A(a)	2,041	36,860
Teledyne Technologies Inc.(a)	715	25,733
TransDigm Group Inc.(a)	2,398	119,444
United Technologies Corp.	46,519	2,834,403

		7,173,152
AGRICULTURE – 3.49%
AgFeed Industries Inc.(a)(b)	1,851	9,884
Alico Inc.	186	5,467
Alliance One International Inc.(a)	3,924	17,580
Altria Group Inc.	125,262	2,230,916
Archer-Daniels-Midland Co.	21,783	636,499
Cadiz Inc.(a)	596	6,973
Lorillard Inc.	8,986	667,660
Monsanto Co.	33,061	2,558,921
Philip Morris International Inc.	118,918	5,796,063
Tejon Ranch Co.(a)	643	16,512
Universal Corp.	143	5,980
Vector Group Ltd.	2,340	36,457

		11,988,912

AIRLINES – 0.32%
AirTran Holdings Inc.(a)	7,219	45,119
Alaska Air Group Inc.(a)	121	3,242
Allegiant Travel Co.(a)	922	35,119
AMR Corp.(a)	17,196	136,708
Continental Airlines Inc. Class B(a)	8,386	137,866
Copa Holdings SA Class A	1,816	80,794
Delta Air Lines Inc.(a)	46,657	418,047
Hawaiian Holdings Inc.(a)	3,082	25,457
Republic Airways Holdings Inc.(a)	417	3,891
Southwest Airlines Co.	13,951	133,930
UAL Corp.(a)	8,134	74,995

		1,095,168
APPAREL – 0.97%
American Apparel Inc.(a)	1,905	6,687
Carter’s Inc.(a)	2,682	71,609
Cherokee Inc.	558	13,375
Coach Inc.	19,225	632,887
Crocs Inc.(a)	1,825	12,136
Deckers Outdoor Corp.(a)	805	68,304
G-III Apparel Group Ltd.(a)	394	5,575
Guess? Inc.	3,588	132,900
Gymboree Corp.(a)	1,392	67,345
Hanesbrands Inc.(a)	5,814	124,420
K-Swiss Inc. Class A	867	7,621
Liz Claiborne Inc.	3,915	19,301
Maidenform Brands Inc.(a)	1,138	18,276
Nike Inc. Class B	21,866	1,414,730
Oxford Industries Inc.	502	9,889
Phillips-Van Heusen Corp.	2,019	86,393
Polo Ralph Lauren Corp.	3,139	240,510
Steven Madden Ltd.(a)	939	34,565
Timberland Co. Class A(a)	1,677	23,344
True Religion Apparel Inc.(a)(b)	1,525	39,543
VF Corp.	1,199	86,844
Volcom Inc.(a)	1,027	16,925
Warnaco Group Inc. (The)(a)	2,750	120,615
Weyco Group Inc.	443	10,145
Wolverine World Wide Inc.	2,936	72,930

		3,336,869
AUTO MANUFACTURERS – 0.27%
Force Protection Inc.(a)	4,209	22,981
Navistar International Corp.(a)	3,791	141,859
PACCAR Inc.	20,336	766,871

		931,711
AUTO PARTS & EQUIPMENT – 0.35%
Amerigon Inc. Class A(a)	1,117	8,210
ArvinMeritor Inc.	451	3,527
ATC Technology Corp.(a)	872	17,231
BorgWarner Inc.	6,536	197,779
China Automotive Systems Inc.(a)	264	2,453
Cooper Tire & Rubber Co.	3,547	62,356
Dorman Products Inc.(a)	108	1,622
Federal Mogul Corp. Class A(a)	517	6,240
Fuel Systems Solutions Inc.(a)	839	30,196
Goodyear Tire & Rubber Co. (The)(a)	14,616	248,910
Johnson Controls Inc.	19,764	505,168
Standard Motor Products Inc.	692	10,518
TRW Automotive Holdings Corp.(a)	998	16,716
WABCO Holdings Inc.	3,430	72,030
Wonder Auto Technology Inc.(a)	832	9,984

		1,192,940

BANKS – 1.09%
Ames National Corp.	218	5,256
Arrow Financial Corp.	339	9,251
Bank of Marin Bancorp	240	7,519
Bank of New York Mellon Corp. (The)	14,824	429,748
Bank of the Ozarks Inc.	54	1,433
BOK Financial Corp.	408	18,899
Bridge Bancorp Inc.	299	7,275
Bryn Mawr Bank Corp.	78	1,363
Cardinal Financial Corp.	859	7,070
Cass Information Systems Inc.	516	15,408
Cathay General Bancorp(b)	1,254	10,145
Centerstate Banks Inc.	112	884
Citizens Holding Co.	62	1,641
City Holding Co.	159	4,740
CNB Financial Corp.(b)	358	6,147
Commerce Bancshares Inc.	1,240	46,178
Enterprise Financial Services Corp.	379	3,506
First Financial Bankshares Inc.	675	33,385
First of Long Island Corp. (The)	53	1,409
Great Southern Bancorp Inc.	250	5,927
Hancock Holding Co.	257	9,655
Metro Bancorp Inc.(a)	66	803
Nara Bancorp Inc.	470	3,266
Northern Trust Corp.	14,580	847,973
Orrstown Financial Services Inc.	139	5,371
Park National Corp.	40	2,334
Peapack-Gladstone Financial Corp.	85	1,365
Penns Woods Bancorp Inc.	155	4,962
PrivateBancorp Inc.(b)	1,395	34,122
Republic Bancorp Inc. Class A	55	1,098
S.Y. Bancorp Inc.	294	6,788
Signature Bank(a)	1,997	57,913
Southside Bancshares Inc.	215	4,842
State Street Corp.	15,929	837,865
Suffolk Bancorp	403	11,933
SVB Financial Group(a)	177	7,659
Texas Capital Bancshares Inc.(a)	322	5,422
Tompkins Financial Corp.	180	7,866
TrustCo Bank Corp. NY	1,491	9,319
Wells Fargo & Co.	42,764	1,205,090
Westamerica Bancorporation	997	51,844
Wilshire Bancorp Inc.	77	565

		3,735,239
BEVERAGES – 3.68%
Boston Beer Co. Inc. Class A(a)	512	18,985
Brown-Forman Corp. Class B NVS	4,513	217,617
Coca-Cola Bottling Co. Consolidated	268	12,979
Coca-Cola Co. (The)	110,309	5,923,593
Coca-Cola Enterprises Inc.	15,872	339,820
Diedrich Coffee Inc.(a)	257	6,181
Farmer Brothers Co.	224	4,637
Green Mountain Coffee Roasters Inc.(a)(b)	2,100	155,064
Hansen Natural Corp.(a)	4,174	153,353
Molson Coors Brewing Co. Class B NVS	439	21,371
National Beverage Corp.(a)	518	5,962
Peet’s Coffee & Tea Inc.(a)	648	18,293
Pepsi Bottling Group Inc.	6,807	248,047
PepsiCo Inc.	94,381	5,536,389

		12,662,291

BIOTECHNOLOGY – 3.05%
Abraxis BioScience Inc.(a)	416	15,134
Acorda Therapeutics Inc.(a)	2,290	53,311
Affymax Inc.(a)	844	20,163
Affymetrix Inc.(a)	3,670	32,223
Alexion Pharmaceuticals Inc.(a)	5,313	236,641
AMAG Pharmaceuticals Inc.(a)	996	43,505
American Oriental Bioengineering Inc.(a)(b)	1,354	6,580
Amgen Inc.(a)	61,407	3,698,544
Arena Pharmaceuticals Inc.(a)	5,853	26,163
ARIAD Pharmaceuticals Inc.(a)	7,792	17,298
ArQule Inc.(a)	1,218	5,530
ARYx Therapeutics Inc.(a)	1,208	3,781
BioCryst Pharmaceuticals Inc.(a)(b)	1,242	10,234
Biogen Idec Inc.(a)	17,457	881,928
BioMimetic Therapeutics Inc.(a)	902	11,013
Bio-Rad Laboratories Inc. Class A(a)	1,147	105,386
Cambrex Corp.(a)	2,080	13,104
Cardium Therapeutics Inc.(a)	2,591	4,197
Celera Corp.(a)	1,007	6,274
Celgene Corp.(a)	27,917	1,560,560
Cell Therapeutics Inc.(a)(b)	32,654	40,164
Celldex Therapeutics Inc.(a)	845	4,639
Charles River Laboratories International Inc.(a)	2,650	97,997
China-Biotics Inc.(a)	457	7,312
CryoLife Inc.(a)	1,572	12,529
Curis Inc.(a)	3,704	8,667
Cytokinetics Inc.(a)	2,221	11,749
Cytori Therapeutics Inc.(a)(b)	2,423	9,571
Enzo Biochem Inc.(a)	1,627	11,519
Enzon Pharmaceuticals Inc.(a)	2,680	22,110
Exelixis Inc.(a)	6,273	40,022
Facet Biotech Corp.(a)	271	4,686
Genomic Health Inc.(a)	904	19,761
Genzyme Corp.(a)	16,317	925,663
Geron Corp.(a)(b)	2,693	17,666
GTx Inc.(a)	1,087	13,914
Halozyme Therapeutics Inc.(a)	4,023	28,604
Harvard Bioscience Inc.(a)	1,394	5,283
Human Genome Sciences Inc.(a)	9,876	185,866
Idera Pharmaceuticals Inc.(a)	1,684	12,478
Illumina Inc.(a)	7,438	316,115
ImmunoGen Inc.(a)	3,180	25,790
Immunomedics Inc.(a)	3,910	21,583
Incyte Corp.(a)	4,282	28,903
Integra LifeSciences Holdings Corp.(a)	1,189	40,604
InterMune Inc.(a)	2,184	34,791
Lexicon Pharmaceuticals Inc.(a)	3,652	7,779
Life Technologies Corp.(a)	9,362	435,801
Martek Biosciences Corp.(a)	359	8,110
Maxygen Inc.(a)	1,262	8,443
Micromet Inc.(a)	3,516	23,417
Millipore Corp.(a)	3,355	235,957
Molecular Insight Pharmaceuticals Inc.(a)(b)	992	5,486
Momenta Pharmaceuticals Inc.(a)	2,107	22,355
Myriad Genetics Inc.(a)	5,771	158,125
Nanosphere Inc.(a)	872	6,244
Nektar Therapeutics(a)	5,565	54,203
Novavax Inc.(a)(b)	4,035	15,979
OncoGenex Pharmaceutical Inc.(a)	235	8,460
Optimer Pharmaceuticals Inc.(a)	1,626	22,000
Orexigen Therapeutics Inc.(a)	1,740	17,139
Oxigene Inc.(a)	2,422	3,439

PDL BioPharma Inc.	7,032	55,412
Protalix BioTherapeutics Inc.(a)	2,097	17,321
Regeneron Pharmaceuticals Inc.(a)	3,825	73,822
Repligen Corp.(a)	1,754	8,788
RTI Biologics Inc.(a)	1,182	5,142
Sangamo BioSciences Inc.(a)	2,791	22,914
Savient Pharmaceuticals Inc.(a)	3,817	58,018
Seattle Genetics Inc.(a)	5,064	71,048
Sequenom Inc.(a)(b)	3,493	11,282
StemCells Inc.(a)	6,114	9,966
SuperGen Inc.(a)	2,435	6,501
Vertex Pharmaceuticals Inc.(a)	10,466	396,661
Vical Inc.(a)	3,222	13,726

		10,483,093
BUILDING MATERIALS – 0.17%
AAON Inc.	725	14,558
Apogee Enterprises Inc.	112	1,682
Armstrong World Industries Inc.(a)	530	18,264
Broadwind Energy Inc.(a)	1,875	14,794
Builders FirstSource Inc.(a)(b)	1,135	4,949
Drew Industries Inc.(a)	653	14,164
Eagle Materials Inc.	2,633	75,251
Lennox International Inc.	2,803	101,244
Martin Marietta Materials Inc.	1,032	95,016
Masco Corp.	10,218	132,017
NCI Building Systems Inc.(a)(b)	205	656
Owens Corning(a)	2,256	50,647
Quanex Building Products Corp.	1,347	19,343
Simpson Manufacturing Co. Inc.	1,774	44,811
Trex Co. Inc.(a)(b)	814	14,815

		602,211
CHEMICALS – 1.71%
Air Products and Chemicals Inc.	4,381	339,878
Albemarle Corp.	319	11,037
American Vanguard Corp.	147	1,222
Arch Chemicals Inc.	242	7,258
Ashland Inc.	305	13,182
Balchem Corp.	1,052	27,668
Celanese Corp. Series A	8,672	216,800
CF Industries Holdings Inc.	2,430	209,539
Chase Corp.	48	562
China Green Agriculture Inc.(a)	608	7,126
E.I. du Pont de Nemours and Co.	18,091	581,445
Ecolab Inc.	14,311	661,598
FMC Corp.	3,735	210,094
Hawkins Inc.(b)	487	11,376
International Flavors & Fragrances Inc.	4,493	170,419
Intrepid Potash Inc.(a)	2,308	54,446
Landec Corp.(a)	1,542	9,869
Lubrizol Corp.	3,555	254,040
Mosaic Co. (The)	9,565	459,790
NewMarket Corp.	611	56,847
NL Industries Inc.	225	1,507
Olin Corp.	427	7,447
OMNOVA Solutions Inc.(a)	2,581	16,725
PolyOne Corp.(a)	884	5,896
Praxair Inc.	18,664	1,524,662
RPM International Inc.	4,083	75,495
Sherwin-Williams Co. (The)	5,132	308,741
Sigma-Aldrich Corp.	7,381	398,426
Stepan Co.	403	24,212

Symyx Technologies Inc.(a)	1,698	11,241
Terra Industries Inc.	4,124	142,979
Valhi Inc.	131	1,588
W.R. Grace & Co.(a)	1,288	28,001
Zep Inc.	1,483	24,099

		5,875,215
COAL – 0.44%
Alpha Natural Resources Inc.(a)	7,317	256,827
CONSOL Energy Inc.	10,924	492,782
James River Coal Co.(a)	1,680	32,105
Massey Energy Co.	4,136	115,353
Peabody Energy Corp.	16,169	601,810
Westmoreland Coal Co.(a)	494	4,016

		1,502,893
COMMERCIAL SERVICES – 3.11%
Aaron’s Inc.	2,880	76,032
ABM Industries Inc.	619	13,024
Administaff Inc.	1,239	32,549
Advance America Cash Advance Centers Inc.	2,445	13,692
Advisory Board Co. (The)(a)	932	23,430
Alliance Data Systems Corp.(a)	3,220	196,678
American Caresource Holdings Inc.(a)	637	2,784
American Public Education Inc.(a)	1,093	37,971
AMN Healthcare Services Inc.(a)	1,814	17,251
Apollo Group Inc. Class A(a)	8,026	591,275
Arbitron Inc.	1,588	32,967
Avis Budget Group Inc.(a)	3,550	47,428
Bridgepoint Education Inc.(a)	823	12,559
Brinks Home Security Holdings Inc.(a)	2,763	85,073
Capella Education Co.(a)	894	60,202
Cardtronics Inc.(a)	589	4,606
Career Education Corp.(a)	3,872	94,399
CBIZ Inc.(a)	2,524	18,829
CDI Corp.	156	2,192
Cenveo Inc.(a)	3,510	24,289
Chemed Corp.	1,364	59,866
ChinaCast Education Corp.(a)	1,744	12,679
Coinstar Inc.(a)	1,892	62,398
Convergys Corp.(a)	747	7,425
Corinthian Colleges Inc.(a)	4,952	91,909
Corporate Executive Board Co. (The)	2,175	54,157
Corrections Corp. of America(a)	797	18,052
CorVel Corp.(a)	496	14,086
CoStar Group Inc.(a)(b)	1,153	47,527
CPI Corp.	289	3,604
CRA International Inc.(a)	560	15,282
Cross Country Healthcare Inc.(a)	421	3,920
Deluxe Corp.	1,803	30,831
DeVry Inc.	3,758	207,893
Diamond Management & Technology Consultants Inc.	1,306	8,946
Dollar Financial Corp.(a)	1,371	21,963
DynCorp International Inc.(a)	176	3,168
Emergency Medical Services Corp. Class A(a)	597	27,760
Equifax Inc.	5,963	173,762
Euronet Worldwide Inc.(a)	2,568	61,709
ExlService Holdings Inc.(a)	934	13,879
Exponent Inc.(a)	819	23,071
Forrester Research Inc.(a)	877	23,363
Franklin Covey Co.(a)	755	4,417
FTI Consulting Inc.(a)	3,103	132,219

Gartner Inc.(a)	3,648	66,649
Genpact Ltd.(a)	3,763	46,285
GEO Group Inc. (The)(a)	2,481	50,042
Global Cash Access Inc.(a)	2,194	16,038
Grand Canyon Education Inc.(a)	943	16,814
Great Lakes Dredge & Dock Corp.	2,214	15,454
H&R Block Inc.	20,538	377,488
Hackett Group Inc. (The)(a)	1,763	5,113
Healthcare Services Group Inc.	2,775	50,949
Heartland Payment Systems Inc.	2,245	32,575
Hewitt Associates Inc. Class A(a)	5,047	183,862
Hill International Inc.(a)	1,318	9,358
Hillenbrand Inc.	1,436	29,251
HMS Holdings Corp.(a)	1,557	59,524
Huron Consulting Group Inc.(a)	1,299	33,553
ICF International Inc.(a)	524	15,888
ICT Group Inc.(a)	646	6,783
Interactive Data Corp.	976	25,581
Iron Mountain Inc.(a)	10,902	290,647
ITT Educational Services Inc.(a)	2,315	255,599
K12 Inc.(a)(b)	1,417	23,352
Kelly Services Inc. Class A	167	2,054
Kendle International Inc.(a)	190	3,177
Kenexa Corp.(a)	1,407	18,966
Korn/Ferry International(a)	185	2,699
Landauer Inc.	344	18,913
Learning Tree International Inc.(a)	506	5,763
Lender Processing Services Inc.	5,772	220,317
Lincoln Educational Services Corp.(a)	577	13,202
Mac-Gray Corp.(a)	120	1,294
MasterCard Inc. Class A	5,151	1,041,275
MAXIMUS Inc.	968	45,109
McGrath RentCorp	199	4,233
McKesson Corp.	8,049	479,318
Medifast Inc.(a)	764	16,594
Michael Baker Corp.(a)	467	16,971
Midas Inc.(a)	757	7,116
Monro Muffler Brake Inc.	1,001	31,822
Monster Worldwide Inc.(a)	4,458	77,926
Moody’s Corp.	11,346	232,139
Morningstar Inc.(a)	1,181	57,349
Multi-Color Corp.	469	7,237
National Research Corp.	70	1,689
Navigant Consulting Inc.(a)	3,109	41,971
Net 1 UEPS Technologies Inc.(a)	2,309	48,397
Nobel Learning Communities Inc.(a)	224	2,101
Odyssey Marine Exploration Inc.(a)	4,587	8,532
On Assignment Inc.(a)	236	1,381
PAREXEL International Corp.(a)	3,605	48,992
Pharmaceutical Product Development Inc.	6,315	138,551
Pre-Paid Legal Services Inc.(a)	450	22,860
Princeton Review Inc. (The)(a)	752	3,158
Providence Service Corp. (The)(a)	487	5,678
QC Holdings Inc.	208	1,404
R.R. Donnelley & Sons Co.	3,185	67,713
Resources Connection Inc.(a)	2,832	48,314
Rewards Network Inc.(a)	126	1,731
RiskMetrics Group Inc.(a)	1,214	17,749
Robert Half International Inc.	9,235	231,060
Rollins Inc.	2,693	50,763
RSC Holdings Inc.(a)	3,344	24,311
Saba Software Inc.(a)	1,431	6,025
SAIC Inc.(a)	9,294	163,017

Sotheby’s	3,798	65,440
Standard Parking Corp.(a)	11	192
StarTek Inc.(a)	125	1,085
Steiner Leisure Ltd.(a)	505	18,059
Strayer Education Inc.(b)	857	186,552
SuccessFactors Inc.(a)	2,218	31,207
Team Inc.(a)	1,043	17,679
TeleTech Holdings Inc.(a)	1,866	31,834
Ticketmaster Entertainment Inc.(a)	2,248	26,279
TNS Inc.(a)	1,516	41,538
Transcend Services Inc.(a)	365	6,377
Universal Technical Institute Inc.(a)	1,184	23,325
Valassis Communications Inc.(a)	2,347	41,964
Viad Corp.	133	2,648
Visa Inc. Class A	27,222	1,881,312
Watson Wyatt Worldwide Inc. Class A	2,105	91,694
Weight Watchers International Inc.	192	5,268
Western Union Co.	42,441	802,984
Wright Express Corp.(a)	2,310	68,168

		10,704,397
COMPUTERS – 9.15%
Affiliated Computer Services Inc. Class A(a)	3,327	180,224
Apple Inc.(a)	54,073	10,023,512
Brocade Communications Systems Inc.(a)	8,216	64,578
CACI International Inc. Class A(a)	208	9,832
Cadence Design Systems Inc.(a)	15,912	116,794
Cognizant Technology Solutions Corp. Class A(a)	17,680	683,509
Compellent Technologies Inc.(a)	1,116	20,144
Computer Task Group Inc.(a)	843	6,837
Cray Inc.(a)	1,599	13,320
Dell Inc.(a)	103,786	1,583,774
Diebold Inc.	3,505	115,420
DST Systems Inc.(a)	2,045	91,616
Echelon Corp.(a)	1,588	20,438
eLoyalty Corp.(a)	532	4,261
EMC Corp.(a)	12,664	215,795
FactSet Research Systems Inc.	2,563	169,773
Furmanite Corp.(a)	1,520	6,551
Hewlett-Packard Co.	112,221	5,297,953
iGATE Corp.	1,125	9,652
IHS Inc. Class A(a)	2,886	147,561
Imation Corp.	170	1,576
Immersion Corp.(a)	1,910	8,175
Innodata Isogen Inc.(a)	1,243	9,882
Integral Systems Inc.(a)	272	1,877
International Business Machines Corp.	80,093	9,579,924
Isilon Systems Inc.(a)	1,391	8,485
Jack Henry & Associates Inc.	5,058	118,711
Limelight Networks Inc.(a)	1,939	7,872
LivePerson Inc.(a)	2,444	12,318
Manhattan Associates Inc.(a)	1,392	28,118
Maxwell Technologies Inc.(a)	1,375	25,341
Mentor Graphics Corp.(a)	334	3,110
MICROS Systems Inc.(a)	4,827	145,727
MTS Systems Corp.	105	3,067
NCI Inc. Class A(a)	366	10,490
NCR Corp.(a)	9,576	132,340
NetApp Inc.(a)	20,115	536,668
Netezza Corp.(a)	2,838	31,899
NetScout Systems Inc.(a)	1,406	18,995
Palm Inc.(a)(b)	8,869	154,587
PAR Technology Corp.(a)	346	2,207

Perot Systems Corp. Class A(a)	1,050	31,185
Quantum Corp.(a)	12,477	15,721
Radiant Systems Inc.(a)	1,858	19,955
RadiSys Corp.(a)	1,385	12,036
Riverbed Technology Inc.(a)	3,396	74,576
SanDisk Corp.(a)	6,603	143,285
Seagate Technology	26,771	407,187
Sigma Designs Inc.(a)(b)	1,242	18,046
Silicon Graphics International Corp.(a)	158	1,060
SRA International Inc. Class A(a)	716	15,458
STEC Inc.(a)	1,496	43,967
Stratasys Inc.(a)	1,124	19,288
Super Micro Computer Inc.(a)	1,060	8,968
Sykes Enterprises Inc.(a)	2,192	45,637
Synaptics Inc.(a)(b)	2,083	52,492
Synopsys Inc.(a)	5,456	122,324
Syntel Inc.	845	40,332
Teradata Corp.(a)	8,505	234,058
3D Systems Corp.(a)	1,030	9,507
3PAR Inc.(a)	1,531	16,887
Tier Technologies Inc. Class B(a)	645	5,470
Tyler Technologies Inc.(a)	1,892	32,334
Unisys Corp.(a)	1,254	3,348
Virtusa Corp.(a)	800	7,592
Western Digital Corp.(a)	12,150	443,839

		31,447,465
COSMETICS & PERSONAL CARE – 3.02%
Alberto-Culver Co.	4,378	121,183
Avon Products Inc.	25,830	877,187
Bare Escentuals Inc.(a)	4,031	47,929
Chattem Inc.(a)	1,106	73,449
Colgate-Palmolive Co.	30,264	2,308,538
Estee Lauder Companies Inc. (The) Class A	6,705	248,621
Inter Parfums Inc.	43	525
Procter & Gamble Co. (The)	115,721	6,702,560
Revlon Inc. Class A(a)	109	530

		10,380,522
DISTRIBUTION & WHOLESALE – 0.34%
Beacon Roofing Supply Inc.(a)	2,248	35,923
BMP Sunstone Corp.(a)(b)	1,413	5,751
Brightpoint Inc.(a)	2,998	26,232
Chindex International Inc.(a)	619	7,787
Core-Mark Holding Co. Inc.(a)	190	5,434
Fastenal Co.	7,992	309,290
Houston Wire & Cable Co.	467	5,160
LKQ Corp.(a)	8,467	156,978
MWI Veterinary Supply Inc.(a)	701	28,005
Owens & Minor Inc.	2,017	91,269
Pool Corp.	1,575	34,996
Rentrak Corp.(a)	560	10,002
ScanSource Inc.(a)	90	2,549
W.W. Grainger Inc.	3,724	332,777
Watsco Inc.	1,486	80,110
WESCO International Inc.(a)	1,348	38,822

		1,171,085
DIVERSIFIED FINANCIAL SERVICES – 2.00%
Affiliated Managers Group Inc.(a)	2,505	162,850
American Express Co.	11,233	380,799
AmeriCredit Corp.(a)	1,638	25,864
Ameriprise Financial Inc.	1,230	44,686

Asset Acceptance Capital Corp.(a)	659	4,778
BGC Partners Inc. Class A	1,392	5,958
BlackRock Inc.	413	89,547
Broadpoint Gleacher Securities Inc.(a)	3,186	26,571
Calamos Asset Management Inc. Class A	91	1,188
Capital One Financial Corp.	7,699	275,085
Charles Schwab Corp. (The)	57,703	1,105,012
CIT Group Inc.(b)	2,174	2,631
CME Group Inc.	235	72,425
Cohen & Steers Inc.(b)	585	14,040
CompuCredit Holdings Corp.(a)	461	2,171
Credit Acceptance Corp.(a)	399	12,844
Diamond Hill Investment Group Inc.(a)	100	5,797
Duff & Phelps Corp. Class A	970	18,585
Eaton Vance Corp.	7,042	197,106
Epoch Holding Corp.	999	8,741
Evercore Partners Inc. Class A	249	7,276
FBR Capital Markets Corp.(a)	91	540
Federated Investors Inc. Class B	5,052	133,221
Financial Federal Corp.	553	13,648
Franklin Resources Inc.	4,099	412,359
GAMCO Investors Inc. Class A	254	11,608
GFI Group Inc.	4,098	29,629
GLG Partners Inc.	11,451	46,148
Goldman Sachs Group Inc. (The)	1,891	348,606
Greenhill & Co. Inc.	1,235	110,631
IntercontinentalExchange Inc.(a)	4,407	428,316
International Assets Holding Corp.(a)(b)	235	3,880
Invesco Ltd.	2,012	45,793
Investment Technology Group Inc.(a)	219	6,114
Janus Capital Group Inc.	9,556	135,504
Jefferies Group Inc.(a)	5,304	144,428
JMP Group Inc.	87	840
KBW Inc.(a)	975	31,414
Knight Capital Group Inc. Class A(a)	2,842	61,813
Lazard Ltd. Class A	4,625	191,059
MarketAxess Holdings Inc.(a)	1,901	22,907
MF Global Ltd.(a)	1,742	12,664
Morgan Stanley	19,060	588,573
NASDAQ OMX Group Inc. (The)(a)	3,638	76,580
Nelnet Inc. Class A(a)	403	5,013
NewStar Financial Inc.(a)	362	1,191
NYSE Euronext Inc.	4,045	116,860
optionsXpress Holdings Inc.	2,714	46,898
Penson Worldwide Inc.(a)	721	7,023
Portfolio Recovery Associates Inc.(a)	923	41,840
Pzena Investment Management Inc. Class A(a)	476	3,889
SLM Corp.(a)	6,136	53,506
Stifel Financial Corp.(a)	1,653	90,750
Student Loan Corp. (The)	24	1,114
SWS Group Inc.	91	1,310
T. Rowe Price Group Inc.	15,459	706,476
TD AMERITRADE Holding Corp.(a)	15,804	310,074
Teton Advisors Inc.(c)	2	0
Thomas Weisel Partners Group Inc.(a)	127	678
TradeStation Group Inc.(a)	517	4,214
U.S. Global Investors Inc. Class A	594	7,324
Waddell & Reed Financial Inc. Class A	5,306	150,956
Westwood Holdings Group Inc.	256	8,883

		6,878,228

ELECTRIC – 0.79%
AES Corp. (The)(a)	32,510	481,798
Allegheny Energy Inc.	6,266	166,174
Calpine Corp.(a)	10,964	126,305
CenterPoint Energy Inc.	19,863	246,897
Constellation Energy Group Inc.	9,309	301,332
DPL Inc.	881	22,994
EnerNOC Inc.(a)	884	29,313
Exelon Corp.	3,468	172,082
FPL Group Inc.	3,252	179,608
Integrys Energy Group Inc.	1,007	36,141
ITC Holdings Corp.	3,023	137,395
NV Energy Inc.	6,038	69,980
Ormat Technologies Inc.	1,184	48,331
Pike Electric Corp.(a)	310	3,714
PPL Corp.	22,752	690,296
U.S. Geothermal Inc.(a)	3,494	5,451

		2,717,811
ELECTRICAL COMPONENTS & EQUIPMENT – 0.81%
Advanced Battery Technologies Inc.(a)(b)	3,560	15,450
Advanced Energy Industries Inc.(a)	1,547	22,029
American Superconductor Corp.(a)(b)	2,652	88,948
AMETEK Inc.	6,492	226,636
Emerson Electric Co.	45,526	1,824,682
Energizer Holdings Inc.(a)	3,515	233,185
Energy Conversion Devices Inc.(a)(b)	2,197	25,441
GrafTech International Ltd.(a)	2,820	41,454
Graham Corp.	274	4,261
Greatbatch Inc.(a)	1,000	22,470
Harbin Electric Inc.(a)	1,041	17,572
Hubbell Inc. Class B	401	16,842
Molex Inc.	684	14,282
NIVS IntelliMedia Technology Group Inc.(a)	493	1,321
Powell Industries Inc.(a)	528	20,270
Power-One Inc.(a)	265	517
PowerSecure International Inc.(a)	105	712
SatCon Technology Corp.(a)	2,539	4,342
SmartHeat Inc.(a)	277	3,288
SunPower Corp. Class A(a)	5,831	174,289
Ultralife Corp.(a)	709	4,297
Universal Display Corp.(a)	1,631	19,474
Valence Technology Inc.(a)	2,000	3,600
Vicor Corp.(a)	344	2,656

		2,788,018
ELECTRONICS – 1.06%
Agilent Technologies Inc.(a)	20,743	577,278
American Science and Engineering Inc.	574	39,055
Amphenol Corp. Class A	10,428	392,927
Analogic Corp.	500	18,510
Arrow Electronics Inc.(a)	2,996	84,337
Avnet Inc.(a)	3,061	79,494
AVX Corp.	618	7,373
Badger Meter Inc.	891	34,473
Benchmark Electronics Inc.(a)	408	7,344
Checkpoint Systems Inc.(a)	548	9,009
China Security & Surveillance Technology Inc.(a)	1,713	12,231
Cogent Inc.(a)	2,562	25,876
CTS Corp.	103	958
Cubic Corp.	940	37,102
Daktronics Inc.	1,941	16,634
DDi Corp.(a)	132	561
Dionex Corp.(a)	1,067	69,323
Dolby Laboratories Inc. Class A(a)	3,171	121,100

FARO Technologies Inc.(a)	939	16,132
FEI Co.(a)	2,079	51,247
FLIR Systems Inc.(a)	9,081	253,996
Garmin Ltd.(b)	5,576	210,438
Gentex Corp.	8,520	120,558
ICx Technologies Inc.(a)	596	3,528
II-VI Inc.(a)	1,018	25,898
Itron Inc.(a)	2,237	143,481
Jabil Circuit Inc.	5,682	76,196
L-1 Identity Solutions Inc.(a)	3,518	24,591
LaBarge Inc.(a)	617	6,941
MEMSIC Inc.(a)	78	292
Methode Electronics Inc.	249	2,159
Mettler-Toledo International Inc.(a)	2,050	185,709
Multi-Fineline Electronix Inc.(a)	659	18,920
National Instruments Corp.	3,447	95,241
NVE Corp.(a)(b)	258	13,715
OSI Systems Inc.(a)	705	12,894
Park Electrochemical Corp.	707	17,428
PerkinElmer Inc.	1,534	29,514
Plexus Corp.(a)	802	21,125
RAE Systems Inc.(a)	3,979	4,377
Rofin-Sinar Technologies Inc.(a)	777	17,840
Rogers Corp.(a)	253	7,582
SRS Labs Inc.(a)	722	5,278
Taser International Inc.(a)	3,794	17,908
Thermo Fisher Scientific Inc.(a)	2,052	89,611
Thomas & Betts Corp.(a)	1,003	30,170
Trimble Navigation Ltd.(a)	7,240	173,108
Varian Inc.(a)	403	20,577
Vishay Intertechnology Inc.(a)	2,372	18,739
Waters Corp.(a)	5,869	327,842
Woodward Governor Co.	2,965	71,931

		3,648,551
ENERGY - ALTERNATE SOURCES – 0.17%
Ascent Solar Technologies Inc.(a)(b)	380	2,865
Clean Energy Fuels Corp.(a)(b)	2,182	31,443
Comverge Inc.(a)	1,165	14,225
Ener1 Inc.(a)	3,065	21,210
Evergreen Energy Inc.(a)	6,926	4,294
Evergreen Solar Inc.(a)	5,976	11,474
First Solar Inc.(a)(b)	3,107	474,936
FuelCell Energy Inc.(a)(b)	3,548	15,150
GT Solar International Inc.(a)	2,040	11,852
Syntroleum Corp.(a)	3,720	10,044

		597,493
ENGINEERING & CONSTRUCTION – 0.49%
AECOM Technology Corp.(a)	5,694	154,535
Argan Inc.(a)	435	5,846
EMCOR Group Inc.(a)	1,241	31,422
ENGlobal Corp.(a)	1,522	6,271
Fluor Corp.	10,881	553,299
Granite Construction Inc.	273	8,447
Jacobs Engineering Group Inc.(a)	7,465	343,017
McDermott International Inc.(a)	13,816	349,130
MYR Group Inc.(a)	1,030	21,723
Orion Marine Group Inc.(a)	1,634	33,562
Shaw Group Inc. (The)(a)	4,107	131,794
Stanley Inc.(a)	709	18,235
Sterling Construction Co. Inc.(a)	71	1,272
URS Corp.(a)	632	27,587
VSE Corp.	224	8,738

		1,694,878

ENTERTAINMENT – 0.19%
Bally Technologies Inc.(a)	3,299	126,583
Carmike Cinemas Inc.(a)	612	6,187
Cinemark Holdings Inc.	1,743	18,057
Dover Downs Gaming & Entertainment Inc.	787	4,486
Great Wolf Resorts Inc.(a)	160	571
International Game Technology	14,916	320,396
Isle of Capri Casinos Inc.(a)	922	10,870
Lakes Entertainment Inc.(a)	396	1,331
National CineMedia Inc.	160	2,715
Pinnacle Entertainment Inc.(a)	1,915	19,514
Reading International Inc. Class A(a)	206	847
Regal Entertainment Group Class A	2,489	30,664
Scientific Games Corp. Class A(a)	3,917	62,006
Shuffle Master Inc.(a)	3,355	31,604
Warner Music Group Corp.(a)	109	603
Youbet.com Inc.(a)	1,814	3,809

		640,243
ENVIRONMENTAL CONTROL – 0.54%
American Ecology Corp.	1,190	22,253
Calgon Carbon Corp.(a)	3,510	52,053
Clean Harbors Inc.(a)	1,227	69,031
Darling International Inc.(a)	5,261	38,668
Energy Recovery Inc.(a)(b)	1,998	11,628
EnergySolutions Inc.	422	3,891
Fuel Tech Inc.(a)(b)	707	7,918
Heritage-Crystal Clean Inc.(a)	154	1,963
Met-Pro Corp.	851	8,246
Mine Safety Appliances Co.	1,484	40,825
Nalco Holding Co.	8,345	170,989
Perma-Fix Environmental Services Inc.(a)	3,180	7,441
Republic Services Inc.	6,175	164,070
Stericycle Inc.(a)	5,149	249,469
Tetra Tech Inc.(a)	3,637	96,490
Waste Connections Inc.(a)	3,553	102,540
Waste Management Inc.	26,701	796,224
Waste Services Inc.(a)	123	568

		1,844,267
FOOD – 1.52%
American Dairy Inc.(a)(b)	475	13,457
American Italian Pasta Co. Class A(a)	894	24,299
Arden Group Inc. Class A	60	7,170
B&G Foods Inc. Class A	309	2,531
Benihana Inc. Class A(a)	379	2,172
Calavo Growers Inc.	583	11,065
Cal-Maine Foods Inc.(b)	902	24,147
Campbell Soup Co.	8,083	263,667
Dean Foods Co.(a)	10,874	193,448
Diamond Foods Inc.	732	23,219
Flowers Foods Inc.	3,862	101,532
Frisch’s Restaurants Inc.	22	569
General Mills Inc.	8,198	527,787
H.J. Heinz Co.	15,419	612,905
Hain Celestial Group Inc.(a)	641	12,288
Hershey Co. (The)	5,426	210,854
Hormel Foods Corp.	409	14,528
HQ Sustainable Maritime Industries Inc.(a)	375	3,300
J&J Snack Foods Corp.	849	36,668

Kellogg Co.	15,389	757,600
Kroger Co. (The)	33,251	686,301
Lance Inc.	1,672	43,171
Lifeway Foods Inc.(a)(b)	268	2,945
McCormick & Co. Inc. NVS	7,880	267,447
Overhill Farms Inc.(a)	920	5,566
Ruddick Corp.	456	12,139
Sanderson Farms Inc.	1,223	46,034
Sara Lee Corp.	10,418	116,057
Smart Balance Inc.(a)	2,713	16,658
Smithfield Foods Inc.(a)	535	7,383
Sysco Corp.	35,688	886,847
Tootsie Roll Industries Inc.	1,452	34,529
United Natural Foods Inc.(a)	2,592	62,001
Village Super Market Inc. Class A	349	10,285
Weis Markets Inc.	140	4,473
Whole Foods Market Inc.(a)	5,550	169,219
Zhongpin Inc.(a)	1,477	21,741

		5,236,002
FOREST PRODUCTS & PAPER – 0.11%
Boise Inc.(a)	836	4,414
Clearwater Paper Corp.(a)	59	2,438
Deltic Timber Corp.	497	22,748
Orchids Paper Products Co.(a)	280	5,600
Plum Creek Timber Co. Inc.	3,512	107,608
Potlatch Corp.	1,251	35,591
Rayonier Inc.	2,158	88,284
Rock-Tenn Co. Class A	2,026	95,445
Wausau Paper Corp.	954	9,540

		371,668
GAS – 0.01%
New Jersey Resources Corp.	429	15,577
Piedmont Natural Gas Co.	270	6,464
South Jersey Industries Inc.	204	7,201

		29,242
HAND & MACHINE TOOLS – 0.02%
Baldor Electric Co.	540	14,764
K-Tron International Inc.(a)	139	13,234
Raser Technologies Inc.(a)(b)	2,946	4,507
Snap-On Inc.	949	32,987

		65,492
HEALTH CARE - PRODUCTS – 6.11%
Abaxis Inc.(a)	1,306	34,935
ABIOMED Inc.(a)	1,986	19,284
Accuray Inc.(a)	2,810	18,265
Align Technology Inc.(a)	3,493	49,670
Alphatec Holdings Inc.(a)	2,505	11,523
American Medical Systems Holdings Inc.(a)	4,456	75,396
AngioDynamics Inc.(a)	511	7,042
Aspect Medical Systems Inc.(a)	104	1,246
Atrion Corp.	86	12,418
ATS Medical Inc.(a)	2,802	7,509
Baxter International Inc.	36,654	2,089,645
Beckman Coulter Inc.	4,153	286,308
Becton, Dickinson and Co.	14,554	1,015,141
Boston Scientific Corp.(a)	32,429	343,423
Bovie Medical Corp.(a)(b)	1,003	7,874
Bruker Corp.(a)	2,849	30,399
C.R. Bard Inc.	6,006	472,132

Cantel Medical Corp.(a)	531	7,997
Cardiac Science Corp.(a)	134	536
CardioNet Inc.(a)	1,423	9,563
Cardiovascular Systems Inc.(a)	789	5,736
Cepheid Inc.(a)	3,379	44,670
Clinical Data Inc.(a)	583	9,719
Conceptus Inc.(a)	1,778	32,964
Cutera Inc.(a)	230	1,989
Cyberonics Inc.(a)	1,644	26,205
Delcath Systems Inc.(a)(b)	1,352	6,638
DENTSPLY International Inc.	8,983	310,273
DexCom Inc.(a)	2,565	20,340
Edwards Lifesciences Corp.(a)	3,383	236,506
Electro-Optical Sciences Inc.(a)	1,038	9,944
Endologix Inc.(a)	2,593	16,051
EnteroMedics Inc.(a)	1,237	5,925
Exactech Inc.(a)	395	6,217
Female Health Co. (The)(a)	1,050	5,302
Gen-Probe Inc.(a)	3,156	130,785
Haemonetics Corp.(a)	1,565	87,828
Hanger Orthopedic Group Inc.(a)	347	4,813
Hansen Medical Inc.(a)	836	2,926
HeartWare International Inc.(a)	273	8,187
Henry Schein Inc.(a)	5,451	299,314
Hill-Rom Holdings Inc.	1,504	32,757
Hologic Inc.(a)	1,524	24,902
Home Diagnostics Inc.(a)	206	1,393
ICU Medical Inc.(a)	765	28,198
IDEXX Laboratories Inc.(a)	3,549	177,450
Immucor Inc.(a)	4,179	73,968
Insulet Corp.(a)	1,763	19,798
Intuitive Surgical Inc.(a)(b)	2,289	600,290
Invacare Corp.	747	16,643
Inverness Medical Innovations Inc.(a)	2,230	86,368
IRIS International Inc.(a)	1,040	11,752
Johnson & Johnson	129,274	7,871,494
Kensey Nash Corp.(a)	489	14,157
Kinetic Concepts Inc.(a)	1,319	48,777
LCA-Vision Inc.(a)	441	3,091
Luminex Corp.(a)	2,423	41,191
MAKO Surgical Corp.(a)	1,390	12,176
Masimo Corp.(a)	3,059	80,146
Medical Action Industries Inc.(a)	659	7,954
Medtronic Inc.	67,806	2,495,261
Merge Healthcare Inc.(a)	1,520	6,247
Meridian Bioscience Inc.	2,543	63,600
Merit Medical Systems Inc.(a)	1,832	31,749
Metabolix Inc.(a)(b)	1,204	12,377
Microvision Inc.(a)(b)	4,674	25,754
Micrus Endovascular Corp.(a)	1,016	13,157
Natus Medical Inc.(a)	1,145	17,667
NuVasive Inc.(a)(b)	2,201	91,914
NxStage Medical Inc.(a)(b)	1,067	7,138
OraSure Technologies Inc.(a)	2,396	6,948
Orthofix International NV(a)	1,024	30,095
Orthovita Inc.(a)	3,737	16,405
Palomar Medical Technologies Inc.(a)	782	12,676
Patterson Companies Inc.(a)	6,084	165,789
PSS World Medical Inc.(a)	3,527	76,994
Quidel Corp.(a)	1,699	27,575
ResMed Inc.(a)	4,598	207,830
Rochester Medical Corp.(a)	592	7,128
Rockwell Medical Technologies Inc.(a)(b)	821	6,387

Sirona Dental Systems Inc.(a)	1,093	32,517
Somanetics Corp.(a)	725	11,687
SonoSite Inc.(a)	1,133	29,979
Spectranetics Corp.(a)	1,630	10,448
St. Jude Medical Inc.(a)	20,949	817,220
Stereotaxis Inc.(a)(b)	1,396	6,226
Steris Corp.	3,583	109,102
Stryker Corp.	20,486	930,679
SurModics Inc.(a)	871	21,427
Symmetry Medical Inc.(a)	590	6,118
Synovis Life Technologies Inc.(a)	704	9,715
TECHNE Corp.	2,240	140,112
Thoratec Corp.(a)	3,440	104,129
TomoTherapy Inc.(a)	1,746	7,560
TranS1 Inc.(a)	690	3,319
Utah Medical Products Inc.	197	5,776
Varian Medical Systems Inc.(a)	7,577	319,219
Vascular Solutions Inc.(a)	956	7,906
Vital Images Inc.(a)	443	5,546
Volcano Corp.(a)	2,214	37,239
West Pharmaceutical Services Inc.	1,983	80,530
Wright Medical Group Inc.(a)	2,418	43,185
Young Innovations Inc.	226	5,946
Zoll Medical Corp.(a)	1,174	25,264

		21,018,683
HEALTH CARE - SERVICES – 0.90%
Aetna Inc.	5,813	161,776
Air Methods Corp.(a)	720	23,450
Alliance Healthcare Services Inc.(a)	1,322	7,483
Allied Healthcare International Inc.(a)	455	1,274
Almost Family Inc.(a)	521	15,500
Amedisys Inc.(a)	1,542	67,277
America Service Group Inc.	484	8,005
American Dental Partners Inc.(a)	276	3,864
AMERIGROUP Corp.(a)	3,189	70,700
athenahealth Inc.(a)(b)	2,021	77,546
Bio-Reference Laboratories Inc.(a)	676	23,254
Centene Corp.(a)	1,399	26,497
Community Health Systems Inc.(a)	2,804	89,532
Continucare Corp.(a)	1,956	5,907
Covance Inc.(a)	3,865	209,290
Coventry Health Care Inc.(a)	2,521	50,319
DaVita Inc.(a)	6,255	354,283
Emeritus Corp.(a)	1,109	24,343
Ensign Group Inc. (The)	647	9,077
Genoptix Inc.(a)	1,009	35,093
Gentiva Health Services Inc.(a)	670	16,757
Health Management Associates Inc. Class A(a)	14,877	111,429
HealthSouth Corp.(a)	5,330	83,361
Healthways Inc.(a)	103	1,578
Humana Inc.(a)	3,764	140,397
IPC The Hospitalist Co. Inc.(a)	968	30,444
Laboratory Corp. of America Holdings(a)	6,563	431,189
LHC Group Inc.(a)	1,015	30,379
Life Sciences Research Inc.(a)	495	3,940
Lincare Holdings Inc.(a)	3,367	105,219
MEDNAX Inc.(a)	894	49,098
Metropolitan Health Networks Inc.(a)	2,385	5,199
National Healthcare Corp.	213	7,943
NovaMed Inc.(a)	1,247	5,649
Odyssey Healthcare Inc.(a)	1,002	12,525
Psychiatric Solutions Inc.(a)	2,305	61,682

Quest Diagnostics Inc.	9,393	490,221
RadNet Inc.(a)	1,100	2,849
RehabCare Group Inc.(a)	869	18,849
Tenet Healthcare Corp.(a)	19,644	115,507
Triple-S Management Corp. Class B(a)	64	1,073
U.S. Physical Therapy Inc.(a)	321	4,837
Universal Health Services Inc. Class B	199	12,324
Virtual Radiologic Corp.(a)	503	6,554
WellPoint Inc.(a)	2,075	98,272

		3,111,745
HOLDING COMPANIES - DIVERSIFIED – 0.09%
Leucadia National Corp.(a)	4,111	101,624
Primoris Services Corp.(b)	689	4,968
Walter Energy Inc.	3,243	194,775

		301,367
HOME BUILDERS – 0.04%
Hovnanian Enterprises Inc. Class A(a)(b)	2,060	7,910
KB Home	331	5,498
M.D.C. Holdings Inc.	854	29,668
M/I Homes Inc.(a)	128	1,740
NVR Inc.(a)	63	40,154
Pulte Homes Inc.	2,163	23,771
Thor Industries Inc.	1,106	34,231
Winnebago Industries Inc.(a)	227	3,339

		146,311

HOME FURNISHINGS – 0.08%
DTS Inc.(a)	1,079	29,543
Harman International Industries Inc.	1,969	66,710
Sealy Corp.(a)	448	1,434
Tempur-Pedic International Inc.(a)	4,514	85,495
TiVo Inc.(a)	6,299	65,258
Universal Electronics Inc.(a)	748	15,274

		263,714
HOUSEHOLD PRODUCTS & WARES – 0.70%
Avery Dennison Corp.	1,267	45,625
Blyth Inc.	29	1,123
Church & Dwight Co. Inc.	4,248	241,032
Clorox Co. (The)	7,460	438,797
Fossil Inc.(a)	2,826	80,400
Kimberly-Clark Corp.	21,866	1,289,657
Scotts Miracle-Gro Co. (The) Class A	2,695	115,750
Standard Register Co. (The)	1,275	7,497
Tupperware Brands Corp.	3,798	151,616
WD-40 Co.	686	19,482

		2,390,979
HOUSEWARES – 0.05%
National Presto Industries Inc.	285	24,655
Newell Rubbermaid Inc.	2,700	42,363
Toro Co. (The)	2,230	88,687

		155,705
INSURANCE – 1.09%
Aflac Inc.	28,378	1,212,875
American International Group Inc.(a)	2,767	122,052
American Safety Insurance Holdings Ltd.(a)	58	916
AmTrust Financial Services Inc.	49	559
Arthur J. Gallagher & Co.	5,612	136,764
Assured Guaranty Ltd.	800	15,536
Axis Capital Holdings Ltd.	2,433	73,428
Brown & Brown Inc.	5,179	99,230
CIGNA Corp.	1,072	30,112
Citizens Inc.(a)(b)	1,488	9,434
CNA Financial Corp.(a)	738	17,815
Crawford & Co. Class B(a)	1,011	4,459
eHealth Inc.(a)	1,407	20,430
Endurance Specialty Holdings Ltd.	1,000	36,470
Erie Indemnity Co. Class A	1,239	46,413
FBL Financial Group Inc. Class A	300	5,829
Fidelity National Financial Inc. Class A	2,075	31,291
First Mercury Financial Corp.	447	5,954
Genworth Financial Inc. Class A	12,625	150,869
Hallmark Financial Services Inc.(a)	68	547
Hanover Insurance Group Inc. (The)	231	9,547
Life Partners Holdings Inc.(b)	400	7,160
Lincoln National Corp.	5,636	146,029
Marsh & McLennan Companies Inc.	2,361	58,388
Odyssey Re Holdings Corp.	216	13,999
Phoenix Companies Inc. (The)(a)	742	2,411
Principal Financial Group Inc.	18,789	514,631
Progressive Corp. (The)(a)	4,189	69,454
Prudential Financial Inc.	14,492	723,296
Reinsurance Group of America Inc.	336	14,986
RLI Corp.	462	24,384
Safety Insurance Group Inc.	157	5,168
Tower Group Inc.	2,164	52,780
Universal Insurance Holdings Inc.	494	2,485

Validus Holdings Ltd.	813	20,975
W.R. Berkley Corp.	2,655	67,118

		3,753,794
INTERNET – 4.44%
AboveNet Inc.(a)	744	36,277
ActivIdentity Corp.(a)	921	2,551
Akamai Technologies Inc.(a)	10,449	205,636
Amazon.com Inc.(a)	19,913	1,859,078
Ariba Inc.(a)	5,265	61,074
Art Technology Group Inc.(a)	7,805	30,127
AsiaInfo Holdings Inc.(a)	1,678	33,510
Avocent Corp.(a)	338	6,851
Blue Coat Systems Inc.(a)	2,377	53,696
Blue Nile Inc.(a)	814	50,566
China Information Security Technology Inc.(a)	1,291	7,152
Chordiant Software Inc.(a)	1,686	6,559
Cogent Communications Group Inc.(a)(b)	2,589	29,256
comScore Inc.(a)	1,365	24,584
Constant Contact Inc.(a)	1,438	27,682
CyberSource Corp.(a)	4,178	69,647
DealerTrack Holdings Inc.(a)	2,263	42,793
Dice Holdings Inc.(a)	1,113	7,301
Digital River Inc.(a)	1,863	75,116
Drugstore.com Inc.(a)	4,711	11,448
EarthLink Inc.	796	6,694
eBay Inc.(a)	15,760	372,094
ePlus Inc.(a)	13	202
Equinix Inc.(a)(b)	2,292	210,864
eResearchTechnology Inc.(a)(b)	2,433	17,031
Expedia Inc.(a)	10,099	241,871
F5 Networks Inc.(a)	4,713	186,776
Global Sources Ltd.(a)	123	845
Google Inc. Class A(a)	14,516	7,197,759
GSI Commerce Inc.(a)	1,821	35,164
Health Grades Inc.(a)	1,381	6,836
HLTH Corp.(a)	6,255	91,386
i2 Technologies Inc.(a)	782	12,543
IAC/InterActiveCorp.(a)	2,614	52,777
iMergent Inc.(b)	705	5,555
InfoSpace Inc.(a)	1,245	9,636
Internet Brands Inc. Class A(a)	814	6,496
Internet Capital Group Inc.(a)	1,341	11,211
j2 Global Communications Inc.(a)	2,568	59,090
Keynote Systems Inc.(a)	638	6,016
Knot Inc. (The)(a)	1,973	21,545
Lionbridge Technologies Inc.(a)	3,345	8,697
Liquidity Services Inc.(a)	955	9,856
LoopNet Inc.(a)(b)	1,198	10,830
McAfee Inc.(a)	9,393	411,319
MercadoLibre Inc.(a)	1,634	62,844
ModusLink Global Solutions Inc.(a)	151	1,222
Move Inc.(a)	9,533	25,739
Netflix Inc.(a)(b)	2,550	117,734
NIC Inc.	3,016	26,812
NutriSystem Inc.(b)	1,887	28,796
1-800-FLOWERS.COM Inc.(a)	1,266	4,368
Online Resources Corp.(a)	1,432	8,835
OpenTable Inc.(a)	174	4,795
Openwave Systems Inc.(a)	2,313	6,014
Orbitz Worldwide Inc.(a)	1,011	6,248
Overstock.com Inc.(a)(b)	876	12,851
PCTEL Inc.(a)	300	1,875

Perficient Inc.(a)	690	5,706
Priceline.com Inc.(a)	2,518	417,535
Rackspace Hosting Inc.(a)	4,002	68,274
RealNetworks Inc.(a)	2,043	7,600
RightNow Technologies Inc.(a)	1,529	22,079
S1 Corp.(a)	3,170	19,591
Safeguard Scientifics Inc.(a)	612	6,714
Sapient Corp.(a)	4,948	39,782
Shutterfly Inc.(a)	178	2,960
Sohu.com Inc.(a)	1,815	124,836
SonicWALL Inc.(a)	88	739
Sourcefire Inc.(a)	1,325	28,448
Stamps.com Inc.(a)	754	6,975
Support.com Inc.(a)	1,786	4,286
Symantec Corp.(a)	49,661	817,917
TeleCommunication Systems Inc.(a)	2,355	19,688
Terremark Worldwide Inc.(a)	4,059	25,247
TIBCO Software Inc.(a)	3,802	36,081
Travelzoo Inc.(a)	473	6,683
US Auto Parts Network Inc.(a)	70	382
ValueClick Inc.(a)	5,408	71,332
Vasco Data Security International Inc.(a)	1,396	10,358
VeriSign Inc.(a)	11,657	276,154
Vocus Inc.(a)	906	18,926
WebMD Health Corp. Class A(a)(b)	459	15,202
Websense Inc.(a)	2,665	44,772
Yahoo! Inc.(a)	67,224	1,197,259
Zix Corp.(a)(b)	3,694	8,127

		15,245,783
INVESTMENT COMPANIES – 0.00%
Kohlberg Capital Corp.	115	693
Main Street Capital Corp.	371	5,279
PennyMac Mortgage Investment Trust(a)	150	2,987

		8,959
IRON & STEEL – 0.02%
Cliffs Natural Resources Inc.	762	24,658
General Steel Holdings Inc.(a)(b)	547	2,128
Schnitzer Steel Industries Inc. Class A	1,014	53,996

		80,782
LEISURE TIME – 0.21%
Ambassadors Group Inc.	1,202	18,811
Carnival Corp.	12,028	400,292
Interval Leisure Group Inc.(a)	2,229	27,818
Life Time Fitness Inc.(a)	213	5,975
Multimedia Games Inc.(a)	430	2,202
Polaris Industries Inc.	1,879	76,626
Royal Caribbean Cruises Ltd.(a)	2,433	58,587
Town Sports International Holdings Inc.(a)	767	1,925
Universal Travel Group(a)	523	6,747
WMS Industries Inc.(a)	2,628	117,104

		716,087
LODGING – 0.21%
Ameristar Casinos Inc.	1,541	24,317
Choice Hotels International Inc.	574	17,828
Las Vegas Sands Corp.(a)	13,682	230,405
Marcus Corp.	103	1,317
Marriott International Inc. Class A	8,509	234,763
MGM MIRAGE(a)	5,486	66,051
Monarch Casino & Resort Inc.(a)	445	4,788

Morgans Hotel Group Co.(a)	1,238	6,710
Starwood Hotels & Resorts Worldwide Inc.	1,842	60,841
Wyndham Worldwide Corp.	4,746	77,455

		724,475
MACHINERY – 0.77%
Altra Holdings Inc.(a)	217	2,428
Bolt Technology Corp.(a)	65	817
Bucyrus International Inc.	1,020	36,332
Caterpillar Inc.	18,220	935,233
Cognex Corp.	437	7,158
Cummins Inc.	4,031	180,629
Deere & Co.	6,341	272,156
Flow International Corp.(a)	1,965	5,089
Flowserve Corp.	3,385	333,558
Gorman-Rupp Co. (The)	547	13,626
Graco Inc.	1,653	46,069
Hurco Companies Inc.(a)	46	786
IDEX Corp.	2,879	80,468
Intermec Inc.(a)	3,762	53,044
iRobot Corp.(a)	1,403	17,271
Joy Global Inc.	5,422	265,353
Lindsay Corp.	675	26,582
Middleby Corp. (The)(a)	1,024	56,330
Nordson Corp.	685	38,422
Robbins & Myers Inc.	116	2,724
Rockwell Automation Inc.	856	36,466
Sauer-Danfoss Inc.	562	4,311
Tennant Co.	1,150	33,419
Wabtec Corp.	2,883	108,199
Zebra Technologies Corp. Class A(a)	3,209	83,209

		2,639,679
MACHINERY - DIVERSIFIED – 0.01%
Chart Industries Inc.(a)	1,599	34,522

		34,522
MANUFACTURING – 2.18%
Actuant Corp. Class A	1,941	31,172
Acuity Brands Inc.	2,014	64,871
AZZ Inc.(a)	729	29,284
Blount International Inc.(a)	732	6,932
Brink’s Co. (The)	2,746	73,895
Carlisle Companies Inc.	999	33,876
China Fire & Security Group Inc.(a)	781	14,995
CLARCOR Inc.	1,145	35,907
Colfax Corp.(a)	412	4,380
Crane Co.	1,532	39,541
Danaher Corp.	9,731	655,091
Donaldson Co. Inc.	4,737	164,042
Dover Corp.	7,967	308,801
ESCO Technologies Inc.(a)	1,563	61,582
Flanders Corp.(a)	907	4,680
GenTek Inc.(a)	60	2,282
GP Strategies Corp.(a)	779	5,835
Harsco Corp.	3,550	125,706
Hexcel Corp.(a)	5,998	68,617
Honeywell International Inc.	45,118	1,676,134
ITT Corp.	1,090	56,844
Koppers Holdings Inc.	775	22,979
Lancaster Colony Corp.	1,178	60,396
Leggett & Platt Inc.	5,888	114,227
LSB Industries Inc.(a)	1,058	16,473

Matthews International Corp. Class A	1,795	63,507
Pall Corp.	7,205	232,577
Pentair Inc.	1,645	48,560
PMFG Inc.(a)	730	9,388
Polypore International Inc.(a)	421	5,435
Portec Rail Products Inc.	206	1,955
Raven Industries Inc.	1,048	28,013
Roper Industries Inc.	4,699	239,555
Smith & Wesson Holding Corp.(a)	4,110	21,495
Sturm, Ruger & Co. Inc.(b)	1,058	13,691
Teleflex Inc.	1,015	49,035
3M Co.	42,063	3,104,249

		7,496,002
MEDIA – 0.65%
Acacia Research Corp. - Acacia Technologies Group(a)	1,909	16,627
CKX Inc.(a)	3,484	23,378
Comcast Corp. Class A	13,043	220,296
Crown Media Holdings Inc. Class A(a)(b)	490	764
CTC Media Inc.(a)	2,055	32,305
DG FastChannel Inc.(a)	1,287	26,950
DIRECTV Group Inc. (The)(a)(b)	27,820	767,276
Discovery Communications Inc. Class C(a)	15,815	411,664
Dolan Media Co.(a)	1,832	21,966
John Wiley & Sons Inc. Class A	2,494	86,741
LodgeNet Interactive Corp.(a)	681	5,142
Martha Stewart Living Omnimedia Inc. Class A(a)	1,410	8,827
McGraw-Hill Companies Inc. (The)	19,019	478,138
Mediacom Communications Corp. Class A(a)	905	5,213
New York Times Co. (The) Class A	443	3,597
Outdoor Channel Holdings Inc.(a)	102	667
Playboy Enterprises Inc. Class B(a)	695	2,099
PRIMEDIA Inc.	92	232
Scripps Networks Interactive Inc. Class A	3,154	116,540
Value Line Inc.	47	1,451
World Wrestling Entertainment Inc.	1,150	16,112

		2,245,985
METAL FABRICATE & HARDWARE – 0.32%
Ampco-Pittsburgh Corp.	343	9,120
Dynamic Materials Corp.	771	15,389
Hawk Corp. Class A(a)	64	878
North American Galvanizing & Coatings Inc.(a)	818	4,965
Omega Flex Inc.	176	2,952
Precision Castparts Corp.	8,476	863,450
RBC Bearings Inc.(a)	1,265	29,512
Sun Hydraulics Corp.	307	6,465
TriMas Corp.(a)	551	2,810
Valmont Industries Inc.	1,274	108,519
Worthington Industries Inc.	3,321	46,162

		1,090,222
MINING – 0.89%
Alcoa Inc.	27,294	358,097
Allied Nevada Gold Corp.(a)	2,236	21,890
AMCOL International Corp.	238	5,448
Compass Minerals International Inc.	1,070	65,933
Freeport-McMoRan Copper & Gold Inc.	15,129	1,038,001
Newmont Mining Corp.	29,070	1,279,661
Paramount Gold and Silver Corp.(a)	3,230	4,425
Royal Gold Inc.	628	28,637
Southern Copper Corp.	7,836	240,487

Stillwater Mining Co.(a)	614	4,126
United States Lime & Minerals Inc.(a)	54	1,940
Uranerz Energy Corp.(a)	3,149	7,211
Uranium Energy Corp.(a)	2,590	7,641

		3,063,497
OFFICE FURNISHINGS – 0.05%
Herman Miller Inc.	3,240	54,788
HNI Corp.(b)	1,964	46,350
Interface Inc. Class A	2,875	23,863
Knoll Inc.	3,066	31,978

		156,979
OIL & GAS – 2.66%
Alon USA Energy Inc.	50	497
Apco Oil & Gas International Inc.	540	12,377
Approach Resources Inc.(a)	571	5,185
Arena Resources Inc.(a)	2,270	80,585
Atlas Energy Inc.	997	26,989
ATP Oil & Gas Corp.(a)(b)	357	6,387
Atwood Oceanics Inc.(a)	2,891	101,966
BPZ Resources Inc.(a)	4,518	33,975
Brigham Exploration Co.(a)	2,680	24,334
Carrizo Oil & Gas Inc.(a)(b)	1,806	44,229
Cheniere Energy Inc.(a)	684	2,004
CNX Gas Corp.(a)	1,421	43,625
Comstock Resources Inc.(a)	226	9,058
Contango Oil & Gas Co.(a)	743	37,938
Continental Resources Inc.(a)	884	34,626
CREDO Petroleum Corp.(a)	478	4,837
Cubic Energy Inc.(a)(b)	522	491
CVR Energy Inc.(a)	102	1,269
Delta Petroleum Corp.(a)	5,922	10,364
Diamond Offshore Drilling Inc.	4,169	398,223
Endeavour International Corp.(a)	6,408	7,754
ENSCO International Inc.	2,430	103,372
EQT Corp.	7,918	337,307
EXCO Resources Inc.(a)	7,430	138,867
Exxon Mobil Corp.	76,330	5,237,001
Forest Oil Corp.(a)	2,465	48,240
Frontier Oil Corp.	4,985	69,391
FX Energy Inc.(a)	2,098	6,777
GMX Resources Inc.(a)	751	11,798
Gulfport Energy Corp.(a)	1,465	12,804
Helmerich & Payne Inc.	1,983	78,388
Holly Corp.	2,694	69,020
Isramco Inc.(a)	66	8,622
Mariner Energy Inc.(a)	5,526	78,359
McMoRan Exploration Co.(a)	4,633	34,979
Northern Oil and Gas Inc.(a)	1,877	15,767
Panhandle Oil and Gas Inc.	410	8,758
Patterson-UTI Energy Inc.	1,348	20,355
Petrohawk Energy Corp.(a)	18,240	441,590
Pioneer Drilling Co.(a)	349	2,562
Plains Exploration & Production Co.(a)	4,575	126,545
Pride International Inc.(a)	4,904	149,278
PrimeEnergy Corp.(a)	49	1,405
Quicksilver Resources Inc.(a)	7,075	100,394
Range Resources Corp.	1,390	68,610
Rex Energy Corp.(a)	943	7,874
Rowan Companies Inc.	1,201	27,707
Seahawk Drilling Inc.(a)	326	10,135
Southwestern Energy Co.(a)	20,810	888,171

St. Mary Land & Exploration Co.	929	30,155
SulphCo Inc.(a)(b)	3,527	4,832
Tesoro Corp.	3,389	50,767
Toreador Resources Corp.	1,122	11,209
VAALCO Energy Inc.	500	2,300
Venoco Inc.(a)	348	4,005
W&T Offshore Inc.	2,180	25,528
Warren Resources Inc.(a)	1,317	3,898
Zion Oil & Gas Inc.(a)(b)	689	6,725

		9,130,208
OIL & GAS SERVICES – 1.10%
Cal Dive International Inc.(a)	763	7,546
Cameron International Corp.(a)	13,122	496,274
CARBO Ceramics Inc.	1,132	58,355
Dresser-Rand Group Inc.(a)	5,046	156,779
Dril-Quip Inc.(a)	1,747	86,721
Exterran Holdings Inc.(a)	1,733	41,141
FMC Technologies Inc.(a)	7,513	392,479
Geokinetics Inc.(a)	353	7,484
Gulf Island Fabrication Inc.	45	843
Hercules Offshore Inc.(a)	565	2,774
ION Geophysical Corp.(a)	408	1,436
Lufkin Industries Inc.	795	42,278
Matrix Service Co.(a)	465	5,055
NATCO Group Inc. Class A(a)	226	10,007
Natural Gas Services Group Inc.(a)	74	1,304
Oceaneering International Inc.(a)	3,307	187,672
RPC Inc.	1,668	17,481
Schlumberger Ltd.	32,907	1,961,257
Smith International Inc.	7,898	226,673
Tetra Technologies Inc.(a)	2,439	23,634
TGC Industries Inc.(a)	1,065	5,165
Willbros Group Inc.(a)	2,584	39,354

		3,771,712
PACKAGING & CONTAINERS – 0.29%
AEP Industries Inc.(a)	348	13,885
Astronics Corp.(a)	475	4,465
Ball Corp.	3,693	181,696
BWAY Holding Co.(a)	30	555
Crown Holdings Inc.(a)	9,672	263,078
Owens-Illinois Inc.(a)	8,288	305,827
Packaging Corp. of America	616	12,566
Pactiv Corp.(a)	6,527	170,028
Silgan Holdings Inc.	842	44,399

		996,499

PHARMACEUTICALS – 6.44%
Abbott Laboratories	93,719	4,636,279
Accelrys Inc.(a)	1,508	8,746
Acura Pharmaceuticals Inc.(a)(b)	438	2,238
Adolor Corp.(a)	2,593	4,123
Akorn Inc.(a)	2,887	3,955
Alkermes Inc.(a)	5,737	52,723
Allergan Inc.	18,425	1,045,803
Allos Therapeutics Inc.(a)	3,745	27,151
Alnylam Pharmaceuticals Inc.(a)	2,224	50,440
AmerisourceBergen Corp.	15,994	357,946
Amicus Therapeutics Inc.(a)	893	7,814
Amylin Pharmaceuticals Inc.(a)	8,508	116,475
Ardea Biosciences Inc.(a)	890	16,305
Array BioPharma Inc.(a)	2,425	5,772
Auxilium Pharmaceuticals Inc.(a)	2,638	90,246
AVANIR Pharmaceuticals Inc. Class A(a)	3,573	7,432
AVI BioPharma Inc.(a)(b)	7,334	12,614
Biodel Inc.(a)(b)	603	3,238
BioDelivery Sciences International Inc.(a)	742	3,562
BioMarin Pharmaceutical Inc.(a)	5,951	107,594
BioScrip Inc.(a)	2,490	16,832
BioSpecifics Technologies Corp.(a)	232	7,426
Bristol-Myers Squibb Co.	66,493	1,497,422
Cadence Pharmaceuticals Inc.(a)	1,303	14,411
Caraco Pharmaceutical Laboratories Ltd.(a)	530	2,698
Catalyst Health Solutions Inc.(a)	2,211	64,451
Cephalon Inc.(a)(b)	4,461	259,809
Chelsea Therapeutics International Ltd.(a)	1,385	3,476
China Sky One Medical Inc.(a)(b)	729	9,616
Clarient Inc.(a)	1,742	7,334
Cornerstone Therapeutics Inc.(a)	456	2,987
Cubist Pharmaceuticals Inc.(a)	3,549	71,690
Cumberland Pharmaceuticals Inc.	399	6,460
Cypress Bioscience Inc.(a)	2,277	18,603
Dendreon Corp.(a)	6,976	195,258
Depomed Inc.(a)	2,709	11,838
Discovery Laboratories Inc.(a)	6,089	8,281
DURECT Corp.(a)	5,182	13,836
Dyax Corp.(a)	4,496	16,141
Eli Lilly and Co.	32,278	1,066,142
Emergent BioSolutions Inc.(a)	975	17,219
Express Scripts Inc.(a)	16,628	1,290,000
Gilead Sciences Inc.(a)	54,909	2,557,661
Hemispherx Biopharma Inc.(a)(b)	6,611	13,222
Herbalife Ltd.	3,776	123,626
Hi-Tech Pharmacal Co. Inc.(a)	109	2,446
Hospira Inc.(a)	9,707	432,932
Idenix Pharmaceuticals Inc.(a)	1,291	3,989
I-Flow Corp.(a)	385	4,385
Impax Laboratories Inc.(a)	3,642	31,831
Infinity Pharmaceuticals Inc.(a)	886	5,520
Insmed Inc.(a)	7,371	6,044
Inspire Pharmaceuticals Inc.(a)	3,762	19,638
Isis Pharmaceuticals Inc.(a)	5,670	82,612
ISTA Pharmaceuticals Inc.(a)	1,958	8,733
Javelin Pharmaceuticals Inc.(a)(b)	3,485	6,796
K-V Pharmaceutical Co. Class A(a)	1,838	5,643
Lannett Co. Inc.(a)	807	6,036
Ligand Pharmaceuticals Inc. Class B(a)	7,601	17,558
MannKind Corp.(a)	3,793	37,361
MAP Pharmaceuticals Inc.(a)	809	8,462
Matrixx Initiatives Inc.(a)	1,052	5,975

Mead Johnson Nutrition Co. Class A	1,046	47,185
Medco Health Solutions Inc.(a)	29,267	1,618,758
Medicines Co. (The)(a)	2,255	24,828
Medicis Pharmaceutical Corp. Class A	478	10,205
Medivation Inc.(a)	1,730	46,952
Merck & Co. Inc.	23,221	734,480
MiddleBrook Pharmaceuticals Inc.(a)	2,020	2,323
Mylan Inc.(a)	13,184	211,076
Myriad Pharmaceuticals Inc.(a)	1,360	7,970
Nabi Biopharmaceuticals(a)	2,292	8,228
NBTY Inc.(a)	2,237	88,540
Neogen Corp.(a)	808	26,090
Neurocrine Biosciences Inc.(a)	2,167	6,609
NeurogesX Inc.(a)(b)	886	7,088
NPS Pharmaceuticals Inc.(a)	2,665	10,713
Nutraceutical International Corp.(a)	43	485
Obagi Medical Products Inc.(a)	995	11,542
Omnicare Inc.	3,013	67,853
Onyx Pharmaceuticals Inc.(a)	3,748	112,328
Opko Health Inc.(a)	2,707	6,172
OSI Pharmaceuticals Inc.(a)	3,507	123,797
Osiris Therapeutics Inc.(a)(b)	894	5,954
Pain Therapeutics Inc.(a)	1,860	9,412
Perrigo Co.	4,823	163,934
PetMed Express Inc.	1,360	25,636
Pharmasset Inc.(a)	1,307	27,630
PharMerica Corp.(a)	1,834	34,057
Poniard Pharmaceuticals Inc.(a)	1,355	10,135
POZEN Inc.(a)	1,543	11,356
Progenics Pharmaceuticals Inc.(a)	1,511	7,918
Questcor Pharmaceuticals Inc.(a)	3,908	21,572
Repros Therapeutics Inc.(a)(b)	734	661
Rigel Pharmaceuticals Inc.(a)	2,054	16,843
Salix Pharmaceuticals Ltd.(a)	2,894	61,526
Santarus Inc.(a)	3,060	10,067
Schering-Plough Corp.	83,547	2,360,203
Schiff Nutrition International Inc.	31	162
SciClone Pharmaceuticals Inc.(a)	2,079	8,857
Sepracor Inc.(a)	6,603	151,209
SIGA Technologies Inc.(a)	1,542	12,166
Spectrum Pharmaceuticals Inc.(a)	2,553	17,182
Star Scientific Inc.(a)(b)	5,667	5,270
Sucampo Pharmaceuticals Inc.(a)	627	3,655
Synta Pharmaceuticals Corp.(a)	847	2,626
Synutra International Inc.(a)(b)	1,087	14,903
Theravance Inc.(a)	3,261	47,741
United Therapeutics Corp.(a)	2,816	137,956
USANA Health Sciences Inc.(a)	415	14,156
Valeant Pharmaceuticals International(a)	4,107	115,242
Vanda Pharmaceuticals Inc.(a)	1,594	18,554
VCA Antech Inc.(a)	5,119	137,650
ViroPharma Inc.(a)	901	8,668
VIVUS Inc.(a)	4,378	45,750
Wyeth	18,073	877,986
XenoPort Inc.(a)	1,835	38,957
Zymogenetics Inc.(a)	2,021	12,207

		22,153,879

PIPELINES – 0.04%
El Paso Corp.	11,766	121,425

		121,425
REAL ESTATE – 0.10%
CB Richard Ellis Group Inc. Class A(a)	14,332	168,258
Government Properties Income Trust(a)	120	2,881
St. Joe Co. (The)(a)(b)	5,586	162,664
Starwood Property Trust Inc.(a)	215	4,354

		338,157
REAL ESTATE INVESTMENT TRUSTS – 0.61%
Acadia Realty Trust	555	8,364
Alexander’s Inc.	78	23,079
Alexandria Real Estate Equities Inc.	502	27,284
Associated Estates Realty Corp.	117	1,126
CapitalSource Inc.	2,209	9,587
Cypress Sharpridge Investments Inc.(a)	150	2,130
Digital Realty Trust Inc.(b)	4,601	210,312
DuPont Fabros Technology Inc.(a)	910	12,130
EastGroup Properties Inc.	921	35,201
Equity Lifestyle Properties Inc.	950	40,651
Federal Realty Investment Trust	462	28,353
Getty Realty Corp.	411	10,086
HCP Inc.	6,900	198,306
Health Care REIT Inc.	3,373	140,384
Invesco Mortgage Capital Inc.(a)	100	2,185
Investors Real Estate Trust	220	1,989
LTC Properties Inc.	149	3,582
Mid-America Apartment Communities Inc.	835	37,684
National Health Investors Inc.	83	2,627
Nationwide Health Properties Inc.	4,674	144,847
Omega Healthcare Investors Inc.	909	14,562
PS Business Parks Inc.	339	17,397
Public Storage	8,134	612,002
Redwood Trust Inc.	592	9,176
Saul Centers Inc.	182	5,842
Simon Property Group Inc.	6,148	426,856
Tanger Factory Outlet Centers Inc.	1,174	43,837
UMH Properties Inc.	124	1,011
Universal Health Realty Income Trust	352	11,458
Washington Real Estate Investment Trust	392	11,290

		2,093,338
RETAIL – 9.25%
Abercrombie & Fitch Co. Class A	2,638	86,737
Advance Auto Parts Inc.	5,755	226,056
Aeropostale Inc.(a)	4,080	177,358
AFC Enterprises Inc.(a)	142	1,196
Allion Healthcare Inc.(a)	64	374
American Eagle Outfitters Inc.	10,305	173,742
America’s Car-Mart Inc.(a)	346	8,287
AutoNation Inc.(a)(b)	417	7,539
AutoZone Inc.(a)(b)	1,939	283,521
Barnes & Noble Inc.	457	10,155
Bebe Stores Inc.	1,414	10,407
Bed Bath & Beyond Inc.(a)	15,784	592,531
Best Buy Co. Inc.	20,372	764,357
Big 5 Sporting Goods Corp.	1,284	19,388
Big Lots Inc.(a)	555	13,886
BJ’s Restaurants Inc.(a)	1,199	17,973
BJ’s Wholesale Club Inc.(a)	574	20,790
Books-A-Million Inc.	46	554

Brinker International Inc.	6,078	95,607
Buckle Inc. (The)(b)	1,355	46,260
Buffalo Wild Wings Inc.(a)(b)	1,136	47,269
Burger King Holdings Inc.	6,422	112,963
California Pizza Kitchen Inc.(a)	1,248	19,494
Caribou Coffee Co. Inc.(a)	416	3,004
CarMax Inc.(a)	9,471	197,944
Carrols Restaurant Group Inc.(a)	825	6,237
Casey’s General Stores Inc.	1,873	58,775
Cato Corp. (The) Class A	1,661	33,702
CEC Entertainment Inc.(a)	1,383	35,764
Charming Shoppes Inc.(a)	465	2,283
Cheesecake Factory Inc. (The)(a)	3,750	69,450
Chico’s FAS Inc.(a)	10,044	130,572
Children’s Place Retail Stores Inc. (The)(a)	1,434	42,963
Chipotle Mexican Grill Inc. Class A(a)(b)	1,937	187,986
Christopher & Banks Corp.	263	1,781
Citi Trends Inc.(a)	916	26,079
CKE Restaurants Inc.	2,872	30,127
Coldwater Creek Inc.(a)	3,088	25,322
Collective Brands Inc.(a)	1,677	29,062
Copart Inc.(a)(b)	4,035	134,002
Costco Wholesale Corp.	26,350	1,487,721
Cracker Barrel Old Country Store Inc.	1,076	37,014
CVS Caremark Corp.	26,991	964,658
Darden Restaurants Inc.	8,335	284,474
Denny’s Corp.(a)	6,808	18,109
Destination Maternity Corp.(a)	321	5,820
Dick’s Sporting Goods Inc.(a)	5,315	119,056
DineEquity Inc.(b)	1,166	28,859
Dollar Tree Inc.(a)	5,433	264,478
Domino’s Pizza Inc.(a)	210	1,856
Dress Barn Inc.(a)	688	12,336
DSW Inc. Class A(a)	133	2,124
Einstein Noah Restaurant Group Inc.(a)	133	1,601
EZCORP Inc.(a)	2,602	35,543
Family Dollar Stores Inc.	8,475	223,740
FGX International Holdings Ltd.(a)	902	12,583
Finish Line Inc. (The) Class A	1,377	13,990
First Cash Financial Services Inc.(a)	1,374	23,537
Foot Locker Inc.	4,142	49,497
Fred’s Inc. Class A	710	9,038
Fuqi International Inc.(a)(b)	753	22,048
GameStop Corp. Class A(a)	8,756	231,771
Gap Inc. (The)	25,773	551,542
hhgregg Inc.(a)	705	11,943
Hibbett Sports Inc.(a)	1,647	30,025
Home Depot Inc. (The)	6,866	182,910
Hot Topic Inc.(a)	1,566	11,729
HSN Inc.(a)	2,381	38,763
Insight Enterprises Inc.(a)	493	6,020
J. Crew Group Inc.(a)	3,032	108,606
Jack in the Box Inc.(a)	3,444	70,568
Jo-Ann Stores Inc.(a)	588	15,776
Jos. A. Bank Clothiers Inc.(a)	1,100	49,247
Kirkland’s Inc.(a)	730	10,403
Kohl’s Corp.(a)	17,276	985,596
Krispy Kreme Doughnuts Inc.(a)	3,403	12,149
Limited Brands Inc.	10,781	183,169
Lowe’s Companies Inc.	28,089	588,184
lululemon athletica inc.(a)(b)	2,446	55,647
Lumber Liquidators Inc.(a)	858	18,610
McCormick & Schmick’s Seafood Restaurants Inc.(a)	92	684

McDonald’s Corp.	66,917	3,818,953
Men’s Wearhouse Inc. (The)	81	2,001
MSC Industrial Direct Co. Inc. Class A	2,556	111,390
99 Cents Only Stores(a)	2,477	33,316
Nordstrom Inc.	9,980	304,789
Nu Skin Enterprises Inc. Class A	2,979	55,201
Office Depot Inc.(a)	2,980	19,728
OfficeMax Inc.(a)	3,304	41,564
O’Reilly Automotive Inc.(a)	8,203	296,456
P.F. Chang’s China Bistro Inc.(a)	1,478	50,208
Panera Bread Co. Class A(a)	1,661	91,355
Pantry Inc. (The)(a)	211	3,308
Papa John’s International Inc.(a)	1,158	28,452
PC Mall Inc.(a)	514	3,526
Penske Automotive Group Inc.	820	15,728
PetSmart Inc.	7,615	165,626
PriceSmart Inc.	1,088	20,400
RadioShack Corp.	979	16,222
Red Robin Gourmet Burgers Inc.(a)	226	4,615
Ross Stores Inc.	7,708	368,211
Rush Enterprises Inc. Class A(a)	421	5,439
Ruth’s Hospitality Group Inc.(a)	966	4,077
Sally Beauty Holdings Inc.(a)	1,402	9,968
School Specialty Inc.(a)	390	9,251
Sonic Automotive Inc.	509	5,345
Sonic Corp.(a)	3,353	37,084
Sport Supply Group Inc.	155	1,579
Staples Inc.	43,294	1,005,287
Starbucks Corp.(a)	44,539	919,730
Stein Mart Inc.(a)	1,421	18,061
Susser Holdings Corp.(a)	72	905
Systemax Inc.(a)	338	4,100
Talbots Inc. (The)	890	8,215
Target Corp.	45,557	2,126,601
Texas Roadhouse Inc.(a)	2,867	30,448
Tiffany & Co.	6,867	264,586
Titan Machinery Inc.(a)	747	9,352
TJX Companies Inc. (The)	25,014	929,270
Tractor Supply Co.(a)	2,166	104,878
Tween Brands Inc.(a)	171	1,435
Ulta Salon Cosmetics & Fragrance Inc.(a)	1,653	27,291
Under Armour Inc. Class A(a)	2,078	57,831
Urban Outfitters Inc.(a)	7,756	233,999
Walgreen Co.	60,081	2,251,235
Wal-Mart Stores Inc.	134,005	6,578,305
Wendy’s/Arby’s Group Inc. Class A	8,875	41,979
Wet Seal Inc. Class A(a)	5,397	20,401
Williams-Sonoma Inc.	2,278	46,084
World Fuel Services Corp.	1,776	85,372
Yum! Brands Inc.	27,930	942,917
Zumiez Inc.(a)	1,186	19,462

		31,784,457
SAVINGS & LOANS – 0.09%
Brookline Bancorp Inc.	844	8,204
Brooklyn Federal Bancorp Inc.	90	1,098
Capitol Federal Financial	1,202	39,570
Cheviot Financial Corp.	37	317
Clifton Savings Bancorp Inc.	62	608
Heritage Financial Group	26	215
Hudson City Bancorp Inc.	15,695	206,389
Investors Bancorp Inc.(a)	241	2,557
Kearny Financial Corp.	214	2,230

Kentucky First Federal Bancorp	29	362
Oritani Financial Corp.	626	8,539
Prudential Bancorp Inc. of Pennsylvania	200	2,008
Roma Financial Corp.	371	4,612
Territorial Bancorp Inc.	160	2,509
TFS Financial Corp.	563	6,700
United Financial Bancorp Inc.	166	1,922
ViewPoint Financial Group	569	7,989

		295,829
SEMICONDUCTORS – 3.92%
Actel Corp.(a)	515	6,268
Advanced Analogic Technologies Inc.(a)	2,893	11,485
Advanced Micro Devices Inc.(a)	17,749	100,459
Altera Corp.	17,745	363,950
Amkor Technology Inc.(a)(b)	6,566	45,174
ANADIGICS Inc.(a)	2,670	12,576
Analog Devices Inc.	17,613	485,767
Applied Micro Circuits Corp.(a)	3,957	39,530
ATMI Inc.(a)	560	10,164
Broadcom Corp. Class A(a)	29,721	912,138
Cabot Microelectronics Corp.(a)	150	5,229
Cavium Networks Inc.(a)	2,181	46,826
CEVA Inc.(a)	842	9,052
Cirrus Logic Inc.(a)	3,905	21,712
Cree Inc.(a)	6,265	230,239
Cypress Semiconductor Corp.(a)	8,558	88,404
Diodes Inc.(a)	1,912	34,588
Emulex Corp.(a)	4,641	47,756
Entropic Communications Inc.(a)	3,102	8,499
Exar Corp.(a)	199	1,463
FormFactor Inc.(a)	2,804	67,072
Hittite Microwave Corp.(a)	1,290	47,446
Integrated Device Technology Inc.(a)	2,128	14,385
Intel Corp.	208,988	4,089,895
Intellon Corp.(a)	1,241	8,799
International Rectifier Corp.(a)	1,910	37,226
Intersil Corp. Class A	3,660	56,035
IPG Photonics Corp.(a)	1,537	23,362
IXYS Corp.	1,388	11,812
Kopin Corp.(a)	4,027	19,330
Kulicke and Soffa Industries Inc.(a)	4,272	25,760
Lam Research Corp.(a)	7,639	260,948
Lattice Semiconductor Corp.(a)	580	1,305
Linear Technology Corp.	13,438	371,292
Marvell Technology Group Ltd.(a)	27,980	452,996
Maxim Integrated Products Inc.	15,461	280,463
MEMC Electronic Materials Inc.(a)	13,667	227,282
Micrel Inc.	1,119	9,120
Microchip Technology Inc.	10,094	267,491
Micron Technology Inc.(a)	8,980	73,636
Microsemi Corp.(a)	4,866	76,834
Microtune Inc.(a)	2,776	5,052
MIPS Technologies Inc. Class A(a)	2,652	9,998
Monolithic Power Systems Inc.(a)	2,041	47,861
National Semiconductor Corp.	13,926	198,724
NetLogic Microsystems Inc.(a)(b)	1,144	51,480
Novellus Systems Inc.(a)	3,559	74,668
NVIDIA Corp.(a)	33,034	496,501
ON Semiconductor Corp.(a)	25,400	209,550
PLX Technology Inc.(a)	1,484	5,001
Power Integrations Inc.	1,440	47,995
QLogic Corp.(a)	7,176	123,427

Rambus Inc.(a)	6,409	111,517
Rovi Corp.(a)	4,228	142,061
Rubicon Technology Inc.(a)	746	11,071
Rudolph Technologies Inc.(a)	901	6,667
Semitool Inc.(a)	45	380
Semtech Corp.(a)	3,681	62,614
Silicon Laboratories Inc.(a)	2,762	128,046
Skyworks Solutions Inc.(a)	10,107	133,817
Standard Microsystems Corp.(a)	343	7,961
Supertex Inc.(a)	601	18,030
Techwell Inc.(a)	764	8,389
Teradyne Inc.(a)	10,446	96,626
Tessera Technologies Inc.(a)	3,045	84,925
Texas Instruments Inc.	77,152	1,827,731
TriQuint Semiconductor Inc.(a)	5,005	38,639
Ultratech Inc.(a)	1,315	17,397
Varian Semiconductor Equipment Associates Inc.(a)	4,392	144,233
Veeco Instruments Inc.(a)	1,093	25,489
Virage Logic Corp.(a)	80	417
Volterra Semiconductor Corp.(a)	1,430	26,269
Xilinx Inc.	16,576	388,210
Zoran Corp.(a)	2,338	26,934

		13,481,448
SOFTWARE – 8.15%
ACI Worldwide Inc.(a)	2,003	30,305
Activision Blizzard Inc.(a)	19,666	243,662
Actuate Corp.(a)	3,140	18,149
Acxiom Corp.(a)	3,343	31,625
Adobe Systems Inc.(a)	31,810	1,051,002
Advent Software Inc.(a)	942	37,916
Allscripts-Misys Healthcare Solutions Inc.	3,778	76,580
American Reprographics Co.(a)	2,050	19,516
American Software Inc. Class A	1,639	10,703
AMICAS Inc.(a)	1,729	6,224
ANSYS Inc.(a)	5,297	198,479
ArcSight Inc.(a)	1,102	26,525
Autodesk Inc.(a)	9,348	222,482
Automatic Data Processing Inc.	30,401	1,194,759
Avid Technology Inc.(a)	367	5,171
Blackbaud Inc.	2,647	61,410
Blackboard Inc.(a)	1,966	74,275
BMC Software Inc.(a)	11,168	419,135
Bottomline Technologies Inc.(a)	1,495	19,286
Broadridge Financial Solutions Inc.	5,271	105,947
CA Inc.	18,333	403,143
Callidus Software Inc.(a)	1,695	5,102
Cerner Corp.(a)(b)	4,059	303,613
China TransInfo Technology Corp.(a)	523	4,948
Citrix Systems Inc.(a)	10,944	429,333
CommVault Systems Inc.(a)	2,661	55,216
Computer Programs and Systems Inc.	585	24,225
Concur Technologies Inc.(a)	2,462	97,889
CSG Systems International Inc.(a)	1,187	19,004
Deltek Inc.(a)	976	7,505
DemandTec Inc.(a)	1,106	9,766
Digi International Inc.(a)	663	5,649
DivX Inc.(a)	950	5,187
Double-Take Software Inc.(a)	971	9,894
Dun & Bradstreet Corp. (The)	3,213	242,003
Ebix Inc.(a)	423	23,417
Eclipsys Corp.(a)	3,385	65,331
Electronic Arts Inc.(a)	19,533	372,104

Emdeon Inc. Class A(a)	1,262	20,444
EPIQ Systems Inc.(a)	1,943	28,174
FalconStor Software Inc.(a)	1,690	8,399
Fidelity National Information Services Inc.	4,340	110,713
Fiserv Inc.(a)	9,408	453,466
Global Payments Inc.	4,857	226,822
GSE Systems Inc.(a)	934	5,809
IMS Health Inc.	2,597	39,864
inContact Inc.(a)	1,789	5,331
infoGROUP Inc.(a)	1,089	7,634
Informatica Corp.(a)	5,407	122,090
InnerWorkings Inc.(a)	1,634	8,072
Interactive Intelligence Inc.(a)	696	13,301
Intuit Inc.(a)	19,543	556,976
JDA Software Group Inc.(a)	1,176	25,801
Lawson Software Inc.(a)	3,383	21,110
ManTech International Corp. Class A(a)	1,054	49,707
MedAssets Inc.(a)	2,375	53,604
Medidata Solutions Inc.(a)	360	5,454
Metavante Technologies Inc.(a)	5,487	189,192
Microsoft Corp.	467,148	12,094,462
MicroStrategy Inc. Class A(a)	592	42,352
MoneyGram International Inc.(a)	4,124	12,949
MSCI Inc. Class A(a)	6,050	179,201
NetSuite Inc.(a)(b)	994	15,208
Novell Inc.(a)	9,994	45,073
Nuance Communications Inc.(a)	12,024	179,879
Omnicell Inc.(a)	1,777	19,796
Omniture Inc.(a)	3,875	83,080
OpenTV Corp. Class A(a)	819	1,130
OPNET Technologies Inc.	674	7,367
Oracle Corp.	231,758	4,829,837
Parametric Technology Corp.(a)	7,007	96,837
Paychex Inc.	19,466	565,487
Pegasystems Inc.	964	33,287
Phase Forward Inc.(a)	2,711	38,062
Phoenix Technologies Ltd.(a)	2,875	10,494
Progress Software Corp.(a)	2,405	54,473
PROS Holdings Inc.(a)	1,320	11,114
QAD Inc.	525	2,389
Quality Systems Inc.	1,422	87,553
Quest Software Inc.(a)	403	6,791
Red Hat Inc.(a)	11,421	315,676
Renaissance Learning Inc.	418	4,155
Rosetta Stone Inc.(a)(b)	371	8,518
Salesforce.com Inc.(a)	6,548	372,778
SeaChange International Inc.(a)	972	7,290
SEI Investments Co.	7,325	144,156
Smith Micro Software Inc.(a)	1,577	19,492
SolarWinds Inc.(a)	719	15,840
Solera Holdings Inc.	4,198	130,600
SPSS Inc.(a)	1,158	57,842
Sybase Inc.(a)	5,023	195,395
Synchronoss Technologies Inc.(a)	1,147	14,303
SYNNEX Corp.(a)	227	6,919
Take-Two Interactive Software Inc.(a)	637	7,141
Taleo Corp. Class A(a)	1,880	42,563
THQ Inc.(a)	3,232	22,107
Total System Services Inc.	7,060	113,737
Trident Microsystems Inc.(a)	1,357	3,515
Ultimate Software Group Inc.(a)	1,428	41,012
Unica Corp.(a)	1,011	7,704
VeriFone Holdings Inc.(a)	4,335	68,883
VMware Inc. Class A(a)(b)	3,099	124,487

		28,029,377

STORAGE & WAREHOUSING – 0.00%
Mobile Mini Inc.(a)	556	9,652

		9,652
TELECOMMUNICATIONS – 5.48%
Acme Packet Inc.(a)	2,327	23,293
ADC Telecommunications Inc.(a)	1,119	9,332
ADTRAN Inc.	2,593	63,658
Airvana Inc.(a)	1,227	8,307
Alaska Communications Systems Group Inc.	2,643	24,448
Amdocs Ltd.(a)	1,664	44,728
American Tower Corp. Class A(a)	24,075	876,330
Anaren Inc.(a)	769	13,073
Anixter International Inc.(a)	273	10,950
Applied Signal Technology Inc.	780	18,151
ARRIS Group Inc.(a)	5,635	73,311
Aruba Networks Inc.(a)	3,541	31,302
Atheros Communications Inc.(a)	3,685	97,763
BigBand Networks Inc.(a)	1,851	7,423
Cbeyond Inc.(a)	1,346	21,711
Centennial Communications Corp.(a)	5,117	40,834
Ciena Corp.(a)	600	9,768
Cincinnati Bell Inc.(a)	2,292	8,022
Cisco Systems Inc.(a)	349,602	8,229,631
Comtech Telecommunications Corp.(a)	1,654	54,946
Consolidated Communications Holdings Inc.	608	9,734
Corning Inc.	80,611	1,234,154
CPI International Inc.(a)	84	940
Crown Castle International Corp.(a)	6,307	197,788
DigitalGlobe Inc.(a)	878	19,641
EMS Technologies Inc.(a)	746	15,532
FairPoint Communications Inc.(b)	2,829	1,160
Frontier Communications Corp.	8,192	61,768
General Communication Inc. Class A(a)	1,420	9,741
GeoEye Inc.(a)	1,053	28,220
Global Crossing Ltd.(a)	1,484	21,221
Harmonic Inc.(a)	4,399	29,385
Harris Corp.	6,276	235,978
Hickory Tech Corp.	763	6,524
Hughes Communications Inc.(a)	627	19,023
Infinera Corp.(a)	5,233	41,602
InterDigital Inc.(a)	2,581	59,776
Iowa Telecommunications Services Inc.	216	2,722
iPCS Inc.(a)	936	16,286
Ixia(a)	1,609	11,038
JDS Uniphase Corp.(a)	6,500	46,215
Juniper Networks Inc.(a)	31,674	855,831
Knology Inc.(a)	607	5,918
KVH Industries Inc.(a)	771	7,702
Leap Wireless International Inc.(a)	2,733	53,430
LogMeIn Inc.(a)	333	6,097
Loral Space & Communications Inc.(a)	637	17,505
MasTec Inc.(a)	2,251	27,350
MetroPCS Communications Inc.(a)	15,313	143,330
Motorola Inc.	8,842	75,953
NETGEAR Inc.(a)	654	12,001
Network Equipment Technologies Inc.(a)	1,183	8,553
NeuStar Inc. Class A(a)	4,481	101,271
Neutral Tandem Inc.(a)	1,977	44,997
NII Holdings Inc.(a)	531	15,919

Novatel Wireless Inc.(a)	1,818	20,652
NTELOS Holdings Corp.	1,725	30,464
Oplink Communications Inc.(a)	945	13,721
Opnext Inc.(a)	953	2,792
PAETEC Holding Corp.(a)	7,356	28,468
ParkerVision Inc.(a)(b)	2,435	9,959
Plantronics Inc.	2,596	69,599
Polycom Inc.(a)	2,009	53,741
Preformed Line Products Co.	121	4,846
Premiere Global Services Inc.(a)	2,985	24,805
QUALCOMM Inc.	100,361	4,514,238
RCN Corp.(a)	2,171	20,190
RF Micro Devices Inc.(a)	14,826	80,505
SAVVIS Inc.(a)	2,122	33,570
SBA Communications Corp. Class A(a)	7,057	190,751
Shenandoah Telecommunications Co.	1,449	26,010
ShoreTel Inc.(a)	2,714	21,196
Starent Networks Corp.(a)	2,361	60,017
Switch & Data Facilities Co. Inc.(a)	1,154	15,706
Syniverse Holdings Inc.(a)	3,419	59,833
Tekelec(a)	1,335	21,934
3Com Corp.(a)	19,160	100,207
tw telecom inc.(a)	8,932	120,135
USA Mobility Inc.	1,215	15,649
Viasat Inc.(a)	1,560	41,465
Virgin Mobile USA Inc. Class A(a)	854	4,270
Windstream Corp.	12,265	124,244

		18,820,253
TEXTILES – 0.01%
Cintas Corp.	1,431	43,374
UniFirst Corp.	155	6,890

		50,264
TOYS, GAMES & HOBBIES – 0.17%
Hasbro Inc.	4,503	124,958
LeapFrog Enterprises Inc.(a)	582	2,392
Marvel Entertainment Inc.(a)	2,957	146,726
Mattel Inc.	16,824	310,571

		584,647
TRANSPORTATION – 1.55%
Air Transport Services Group Inc.(a)	2,422	8,380
C.H. Robinson Worldwide Inc.	10,252	592,053
Celadon Group Inc.(a)	1,063	12,023
Con-way Inc.	1,039	39,814
Dynamex Inc.(a)	551	8,998

Expeditors International Washington Inc.	12,839	451,291
Forward Air Corp.	836	19,353
Genesee & Wyoming Inc. Class A(a)	2,258	68,463
Golar LNG Ltd.	1,105	12,221
GulfMark Offshore Inc.(a)	723	23,671
Heartland Express Inc.	1,961	28,238
Hub Group Inc. Class A(a)	1,076	24,587
J.B. Hunt Transport Services Inc.	5,281	169,679
Kansas City Southern Industries Inc.(a)	2,520	66,755
Kirby Corp.(a)	668	24,596
Knight Transportation Inc.	2,732	45,843
Landstar System Inc.	3,144	119,661
Marten Transport Ltd.(a)	921	15,712
Norfolk Southern Corp.	2,886	124,415
Old Dominion Freight Line Inc.(a)	273	8,307
Patriot Transportation Holding Inc.(a)	76	5,738
PHI Inc.(a)	520	10,546
Ship Finance International Ltd.	1,601	19,676
Teekay Corp.	1,107	24,210
Teekay Tankers Ltd. Class A(b)	795	6,638
Union Pacific Corp.	16,271	949,413
United Parcel Service Inc. Class B	41,894	2,365,754
USA Truck Inc.(a)	377	4,788
UTi Worldwide Inc.	5,476	79,292

		5,330,115
TRUCKING & LEASING – 0.01%
GATX Corp.	1,221	34,127
TAL International Group Inc.	123	1,749

		35,876
WATER – 0.01%
American Water Works Co. Inc.	492	9,810
California Water Service Group	134	5,218
Connecticut Water Service Inc.	34	761
Consolidated Water Co. Ltd.	287	4,687
Pennichuck Corp.	53	1,153
PICO Holdings Inc.(a)	594	19,810
York Water Co.	324	4,491

		45,930

TOTAL COMMON STOCKS
(Cost: $387,856,929)		343,234,055

Security	Shares	Value
WARRANTS – 0.00%

ENERGY - ALTERNATE SOURCES – 0.00%
GreenHunter Energy Inc. (Expires 9/14/11)(a)(b)(c)	27	0

		0
TELECOMMUNICATIONS – 0.00%
Lantronix Inc.(a)(c)	2	0

		0

TOTAL WARRANTS
(Cost: $0)		0

Security	Shares	Value
SHORT-TERM INVESTMENTS – 1.55%

MONEY MARKET FUNDS – 1.55%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.22%(d)(e)(f)	4,325,266	4,325,266
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.18%(d)(e)(f)	660,120	660,120
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.04%(d)(e)	360,127	360,127

		5,345,513

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,345,513)		5,345,513

TOTAL INVESTMENTS IN SECURITIES – 101.41%
(Cost: $393,202,442)		348,579,568
Other Assets, Less Liabilities – (1.41)%		(4,848,590)

NET ASSETS – 100.00%		$343,730,978

NVS - Non-Voting Shares

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Security valued using Level 3 inputs. See Note 1.

(d)	Affiliated issuer. See Note 2.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

September 30, 2009

Security	Shares	Value
COMMON STOCKS – 99.87%

ADVERTISING – 0.11%
Clear Channel Outdoor Holdings Inc. Class A(a)	2,613	$18,291
Gaiam Inc. Class A(a)	959	6,694
Harte-Hanks Inc.	2,768	38,281
Interpublic Group of Companies Inc. (The)(a)	32,373	243,445
inVentiv Health Inc.(a)	1,469	24,576
Lamar Advertising Co. Class A(a)(b)	3,894	106,851
Marchex Inc. Class B	625	3,069

		441,207
AEROSPACE & DEFENSE – 1.70%
AAR Corp.(a)	2,464	54,060
Argon ST Inc.(a)	119	2,267
BE Aerospace Inc.(a)	3,297	66,402
Boeing Co. (The)	45,456	2,461,442
Curtiss-Wright Corp.	3,110	106,144
Ducommun Inc.	753	14,239
Esterline Technologies Corp.(a)	1,355	53,130
General Dynamics Corp.	21,337	1,378,370
Herley Industries Inc.(a)	1,056	13,781
Kaman Corp.	245	5,385
L-3 Communications Holdings Inc.	7,941	637,821
LMI Aerospace Inc.(a)	238	2,387
Moog Inc. Class A(a)	2,944	86,848
Northrop Grumman Corp.	19,476	1,007,883
Raytheon Co.	6,193	297,078
Spirit AeroSystems Holdings Inc. Class A(a)	4,950	89,397
Teledyne Technologies Inc.(a)	1,650	59,383
Triumph Group Inc.	1,131	54,277
United Technologies Corp.	4,677	284,970

		6,675,264
AGRICULTURE – 0.48%
Alico Inc.	63	1,852
Alliance One International Inc.(a)	1,949	8,732
Andersons Inc. (The)	1,193	41,994
Archer-Daniels-Midland Co.	19,173	560,235
Bunge Ltd.	9,109	570,314
Griffin Land & Nurseries Inc.	242	7,744
Lorillard Inc.	1,369	101,717
Reynolds American Inc.	11,472	510,733
Universal Corp.	1,610	67,330

		1,870,651
AIRLINES – 0.16%
Alaska Air Group Inc.(a)	2,275	60,947
JetBlue Airways Corp.(a)	17,232	103,047
Republic Airways Holdings Inc.(a)	1,767	16,486
SkyWest Inc.	3,694	61,247
Southwest Airlines Co.	34,782	333,907
UAL Corp.(a)	589	5,431
US Airways Group Inc.(a)	10,980	51,606

		632,671

APPAREL – 0.20%
Carter’s Inc.(a)	848	22,642
Columbia Sportswear Co.	841	34,616
Crocs Inc.(a)	3,425	22,776
G-III Apparel Group Ltd.(a)	495	7,004
Gymboree Corp.(a)	420	20,320
Iconix Brand Group Inc.(a)	4,895	61,041
Jones Apparel Group Inc.	5,742	102,954
K-Swiss Inc. Class A	792	6,962
Liz Claiborne Inc.	2,024	9,978
Oxford Industries Inc.	276	5,437
Perry Ellis International Inc.(a)	751	12,046
Phillips-Van Heusen Corp.	1,226	52,461
Polo Ralph Lauren Corp.	203	15,554
Quiksilver Inc.(a)	8,994	24,733
SKECHERS U.S.A. Inc. Class A(a)	2,181	37,382
Timberland Co. Class A(a)	1,084	15,089
Unifi Inc.(a)	3,216	10,291
VF Corp.	4,688	339,552

		800,838
AUTO MANUFACTURERS – 0.46%
Ford Motor Co.(a)	213,083	1,536,328
Oshkosh Corp.	6,128	189,539
PACCAR Inc.	1,860	70,141

		1,796,008
AUTO PARTS & EQUIPMENT – 0.26%
American Axle & Manufacturing Holdings Inc.	2,791	19,760
ArvinMeritor Inc.	4,302	33,642
ATC Technology Corp.(a)	354	6,995
Autoliv Inc.	5,777	194,107
BorgWarner Inc.	582	17,611
Dana Holding Corp.(a)	7,083	48,235
Dorman Products Inc.(a)	787	11,821
Exide Technologies Inc.(a)	3,162	25,201
Federal Mogul Corp. Class A(a)	1,009	12,179
Johnson Controls Inc.	18,170	464,425
Miller Industries Inc.(a)	617	6,787
Modine Manufacturing Co.	2,223	20,607
Spartan Motors Inc.	2,129	10,943
Standard Motor Products Inc.	507	7,706
Superior Industries International Inc.	1,440	20,448
Tenneco Inc.(a)	3,320	43,293
Titan International Inc.	2,304	20,506
TRW Automotive Holdings Corp.(a)	2,935	49,161
WABCO Holdings Inc.	446	9,366

		1,022,793
BANKS – 8.95%
Alliance Financial Corp.(b)	246	6,654
American National Bankshares Inc.	366	7,986
Ameris Bancorp	1,071	7,658
Ames National Corp.	231	5,569
Arrow Financial Corp.	248	6,768
Associated Banc-Corp	8,890	101,524
Auburn National Bancorporation Inc.	191	4,660
BancFirst Corp.	498	18,391
Banco Latinoamericano de Comercio Exterior SA Class E	2,038	28,980
Bancorp Inc. (The)(a)	1,539	8,803
Bancorp Rhode Island Inc.	258	6,445

BancorpSouth Inc.	5,647	137,843
Bank Mutual Corp.	3,011	26,617
Bank of America Corp.	589,872	9,980,634
Bank of Hawaii Corp.	3,274	136,002
Bank of Kentucky Financial Corp. (The)	208	4,401
Bank of Marin Bancorp	79	2,475
Bank of New York Mellon Corp. (The)	64,804	1,878,668
Bank of the Ozarks Inc.	885	23,479
Banner Corp.	1,232	3,363
Bar Harbor Bankshares	181	6,154
BB&T Corp.	46,820	1,275,377
BOK Financial Corp.	933	43,217
Boston Private Financial Holdings Inc.	4,389	28,572
Bridge Bancorp Inc.	78	1,898
Bryn Mawr Bank Corp.	495	8,648
Camden National Corp.	550	18,172
Capital City Bank Group Inc.(b)	804	11,417
Cardinal Financial Corp.	1,315	10,822
Cathay General Bancorp(b)	1,976	15,986
Center Bancorp Inc.	640	4,819
Centerstate Banks Inc.	1,245	9,823
Central Pacific Financial Corp.	1,923	4,846
Century Bancorp Inc. Class A	294	6,380
Chemical Financial Corp.	1,427	31,094
Citizens & Northern Corp.(b)	638	9,436
Citizens Holding Co.	178	4,710
Citizens Republic Bancorp Inc.(a)(b)	9,315	7,079
City Holding Co.	970	28,916
City National Corp.	2,941	114,493
CNB Financial Corp.(b)	388	6,662
CoBiz Financial Inc.	2,365	11,778
Columbia Banking System Inc.	1,877	31,064
Comerica Inc.	10,292	305,364
Commerce Bancshares Inc.	2,746	102,261
Community Bank System Inc.	2,128	38,879
Community Trust Bancorp Inc.	1,036	27,112
Cullen/Frost Bankers Inc.	3,502	180,843
CVB Financial Corp.	5,775	43,832
Discover Financial Services	36,481	592,087
Eagle Bancorp Inc.(a)	631	6,045
East West Bancorp Inc.	6,293	52,232
Enterprise Bancorp Inc.	394	5,043
Enterprise Financial Services Corp.	498	4,606
F.N.B. Corp.	7,825	55,636
Farmers Capital Bank Corp.	444	7,939
Fifth Third Bancorp	54,104	548,074
Financial Institutions Inc.	787	7,846
First Bancorp (North Carolina)	986	17,797
First BanCorp (Puerto Rico)	5,074	15,476
First Bancorp Inc. (The) (Maine)	613	11,402
First Busey Corp.(b)	1,899	8,925
First California Financial Group Inc.(a)	394	1,891
First Citizens BancShares Inc. Class A	398	63,322
First Commonwealth Financial Corp.	6,095	34,620
First Community Bancshares Inc.	964	12,166
First Financial Bancorp	3,418	41,187
First Financial Bankshares Inc.	663	32,792
First Financial Corp.	819	25,094
First Financial Service Corp.	295	3,974
First Horizon National Corp.(a)	14,836	196,280
First Merchants Corp.	1,572	10,957
First Midwest Bancorp Inc.	3,466	39,062
First of Long Island Corp. (The)	276	7,339
1st Source Corp.	997	16,251

First South Bancorp Inc.(b)	579	6,658
FirstMerit Corp.	5,569	105,978
Fulton Financial Corp.	11,782	86,716
German American Bancorp Inc.	692	10,733
Glacier Bancorp Inc.	4,350	64,989
Great Southern Bancorp Inc.(b)	482	11,428
Guaranty Bancorp(a)	4,357	6,448
Hampton Roads Bankshares Inc.(b)	1,131	3,257
Hancock Holding Co.	1,434	53,875
Harleysville National Corp.	3,067	16,347
Heartland Financial USA Inc.(b)	1,015	14,971
Heritage Financial Corp.	444	5,839
Home Bancshares Inc.	987	21,635
Huntington Bancshares Inc.	48,702	229,386
IBERIABANK Corp.	1,412	64,331
Independent Bank Corp. (Massachusetts)	1,497	33,129
International Bancshares Corp.(b)	3,633	59,254
KeyCorp	60,235	391,527
K-Fed Bancorp(b)	280	2,526
Lakeland Bancorp Inc.	1,577	11,828
Lakeland Financial Corp.	955	19,721
M&T Bank Corp.(b)	5,227	325,747
MainSource Financial Group Inc.	1,478	10,050
Marshall & Ilsley Corp.	25,276	203,977
MB Financial Inc.	3,423	71,780
Merchants Bancshares Inc.	283	6,045
Metro Bancorp Inc.(a)	387	4,710
MidSouth Bancorp Inc.(b)	307	4,052
Nara Bancorp Inc.	766	5,324
National Bankshares Inc.(b)	439	11,173
National Penn Bancshares Inc.	8,616	52,644
NBT Bancorp Inc.	2,255	50,828
Northfield Bancorp Inc.	1,467	18,778
Northrim BanCorp Inc.	364	5,551
Norwood Financial Corp.	171	5,318
Ohio Valley Banc Corp.(b)	241	6,386
Old National Bancorp	5,944	66,573
Old Point Financial Corp.	138	2,299
Old Second Bancorp Inc.(b)	1,016	5,822
Oriental Financial Group Inc.	1,637	20,790
Orrstown Financial Services Inc.	158	6,105
Pacific Capital Bancorp	3,347	4,820
Pacific Continental Corp.	761	8,013
PacWest Bancorp	1,671	31,833
Park National Corp.(b)	707	41,246
Peapack-Gladstone Financial Corp.	631	10,134
Penns Woods Bancorp Inc.(b)	114	3,649
Peoples Bancorp Inc.	822	10,727
Peoples Financial Corp.	261	4,857
Pinnacle Financial Partners Inc.(a)	2,234	28,394
PNC Financial Services Group Inc. (The)	31,375	1,524,511
Popular Inc.	43,604	123,399
Porter Bancorp Inc.	187	3,048
PremierWest Bancorp	1,441	3,905
PrivateBancorp Inc.	789	19,299
Prosperity Bancshares Inc.	3,168	110,215
Regions Financial Corp.	79,114	491,298
Renasant Corp.	1,462	21,711
Republic Bancorp Inc. Class A	508	10,140
Republic First Bancorp Inc.(a)(b)	699	3,173
S&T Bancorp Inc.	1,693	21,941
S.Y. Bancorp Inc.	473	10,922
Sandy Spring Bancorp Inc.	1,251	20,366
Santander BanCorp(a)	350	3,413

SCBT Financial Corp.	805	22,621
Shore Bancshares Inc.	603	10,088
Sierra Bancorp(b)	528	6,341
Signature Bank(a)	505	14,645
Simmons First National Corp. Class A	915	26,361
Smithtown Bancorp Inc.	993	11,459
South Financial Group Inc. (The)	10,760	15,817
Southside Bancshares Inc.	630	14,188
Southwest Bancorp Inc.	1,143	16,048
State Bancorp Inc.	1,035	8,746
State Street Corp.	15,724	827,082
Stellar One Corp.	1,609	23,733
Sterling Bancorp	946	6,830
Sterling Bancshares Inc.	5,409	39,540
Sterling Financial Corp.(a)	3,961	7,922
Suffolk Bancorp	204	6,040
Sun Bancorp Inc. (New Jersey)(a)	1,260	6,653
SunTrust Banks Inc.	34,016	767,061
Susquehanna Bancshares Inc.	6,129	36,100
SVB Financial Group(a)	2,040	88,271
Synovus Financial Corp.	25,841	96,904
TCF Financial Corp.	8,684	113,239
Texas Capital Bancshares Inc.(a)	2,319	39,052
Tompkins Financial Corp.	387	16,912
Tower Bancorp Inc.	208	5,464
TowneBank(b)	1,475	18,806
TriCo Bancshares	1,077	17,663
TrustCo Bank Corp. NY	3,519	21,994
Trustmark Corp.	3,933	74,924
U.S. Bancorp	129,387	2,828,400
UCBH Holdings Inc.(b)	7,875	6,300
UMB Financial Corp.	2,223	89,898
Umpqua Holdings Corp.	5,950	63,070
Union Bankshares Corp.	1,048	13,048
United Bancshares Inc.(b)	2,696	52,815
United Community Banks Inc.(a)(b)	2,867	14,335
United Security Bancshares Inc.	365	8,099
Univest Corp. of Pennsylvania	1,087	23,555
Valley National Bancorp(b)	9,859	121,167
Washington Banking Co.	548	5,074
Washington Trust Bancorp Inc.	927	16,241
Webster Financial Corp.	4,599	57,350
Wells Fargo & Co.	276,286	7,785,739
WesBanco Inc.	1,601	24,751
West Bancorporation	1,251	6,205
Westamerica Bancorporation(b)	882	45,864
Western Alliance Bancorporation(a)	2,954	18,640
Whitney Holding Corp.	4,415	42,119
Wilber Corp.	514	4,318
Wilmington Trust Corp.	4,815	68,373
Wilshire Bancorp Inc.	1,205	8,845
Wintrust Financial Corp.	1,683	47,057
Yadkin Valley Financial Corp.	762	3,559
Zions Bancorporation(b)	8,591	154,380

		35,089,865

BEVERAGES – 0.82%
Brown-Forman Corp. Class B NVS	1,060	51,113
Coca-Cola Co. (The)	33,781	1,814,040
Coca-Cola Enterprises Inc.	3,222	68,983
Constellation Brands Inc. Class A(a)	12,952	196,223
Dr Pepper Snapple Group Inc.(a)	17,252	495,995
Farmer Brothers Co.	266	5,506
Molson Coors Brewing Co. Class B NVS	8,217	400,004
National Beverage Corp.(a)	221	2,544
Pepsi Bottling Group Inc.	1,956	71,277
PepsiAmericas Inc.	3,936	112,412

		3,218,097
BIOTECHNOLOGY – 0.07%
Affymetrix Inc.(a)	658	5,777
American Oriental Bioengineering Inc.(a)(b)	2,516	12,228
ArQule Inc.(a)	1,143	5,189
Cambrex Corp.(a)	51	321
Celera Corp.(a)	4,392	27,362
Charles River Laboratories International Inc.(a)	1,539	56,912
CryoLife Inc.(a)	165	1,315
Enzo Biochem Inc.(a)	555	3,929
Facet Biotech Corp.(a)	1,272	21,993
Geron Corp.(a)(b)	2,932	19,234
Harvard Bioscience Inc.(a)	88	334
Lexicon Pharmaceuticals Inc.(a)	2,101	4,475
Life Technologies Corp.(a)	1,385	64,472
Martek Biosciences Corp.(a)	1,842	41,611
Maxygen Inc.(a)	284	1,900
RTI Biologics Inc.(a)	2,165	9,418
SuperGen Inc.(a)	1,480	3,952

		280,422
BUILDING MATERIALS – 0.20%
Apogee Enterprises Inc.	1,730	25,985
Armstrong World Industries Inc.(a)	796	27,430
Builders FirstSource Inc.(a)(b)	219	955
Comfort Systems USA Inc.	2,492	28,882
Drew Industries Inc.(a)	506	10,975
Interline Brands Inc.(a)	2,331	39,277
LSI Industries Inc.	1,467	9,756
Martin Marietta Materials Inc.(b)	1,896	174,565
Masco Corp.	12,885	166,474
NCI Building Systems Inc.(a)(b)	1,359	4,349
Owens Corning(a)	3,334	74,848
Quanex Building Products Corp.	931	13,369
Simpson Manufacturing Co. Inc.(b)	601	15,181
Texas Industries Inc.	1,608	67,520
Trex Co. Inc.(a)	122	2,220
U.S. Concrete Inc.(a)	2,899	5,015
Universal Forest Products Inc.	1,298	51,219
USG Corp.(a)	2,747	47,193

		765,213
CHEMICALS – 1.89%
A. Schulman Inc.	1,552	30,931
Aceto Corp.	1,642	10,837
Air Products and Chemicals Inc.	9,373	727,157
Airgas Inc.	5,536	267,776
Albemarle Corp.	5,947	205,766
American Vanguard Corp.	1,089	9,050
Arch Chemicals Inc.	1,424	42,706
Ashland Inc.	4,674	202,010
Cabot Corp.	4,397	101,615

CF Industries Holdings Inc.	561	48,375
Chase Corp.	456	5,335
Cytec Industries Inc.	3,178	103,190
Dow Chemical Co. (The)	75,866	1,977,827
E.I. du Pont de Nemours and Co.	41,216	1,324,682
Eastman Chemical Co.	4,947	264,862
Ferro Corp.	3,320	29,548
FMC Corp.	753	42,356
H.B. Fuller Co.	3,240	67,716
Hawkins Inc.	31	724
Huntsman Corp.	11,292	102,870
ICO Inc.(a)	2,301	10,746
Innophos Holdings Inc.	1,125	20,812
Innospec Inc.	1,539	22,700
International Flavors & Fragrances Inc.	275	10,431
Intrepid Potash Inc.(a)	201	4,742
Lubrizol Corp.	598	42,733
Minerals Technologies Inc.	1,273	60,544
NL Industries Inc.	230	1,541
Olin Corp.	4,885	85,194
OM Group Inc.(a)	2,047	62,208
PolyOne Corp.(a)	5,499	36,678
PPG Industries Inc.	11,211	652,592
Quaker Chemical Corp.	677	14,847
Rockwood Holdings Inc.(a)	3,351	68,930
RPM International Inc.	4,223	78,083
Sensient Technologies Corp.	3,261	90,558
ShengdaTech Inc.(a)(b)	1,682	10,698
Sherwin-Williams Co. (The)	980	58,957
Solutia Inc.(a)	8,158	94,470
Spartech Corp.	2,013	21,680
Stepan Co.	41	2,463
Symyx Technologies Inc.(a)	367	2,430
Terra Industries Inc.	2,190	75,927
Valhi Inc.	279	3,381
Valspar Corp. (The)	6,802	187,123
W.R. Grace & Co.(a)	3,451	75,025
Westlake Chemical Corp.	1,260	32,382
Zoltek Companies Inc.(a)(b)	1,822	19,131

		7,412,339
COAL – 0.09%
Arch Coal Inc.	11,141	246,550
International Coal Group Inc.(a)	5,924	23,874
Massey Energy Co.	1,136	31,683
Patriot Coal Corp.(a)	4,970	58,447
Westmoreland Coal Co.(a)	711	5,780

		366,334
COMMERCIAL SERVICES – 0.85%
ABM Industries Inc.	2,474	52,053
Advance America Cash Advance Centers Inc.	325	1,820
Albany Molecular Research Inc.(a)	1,755	15,198
Avis Budget Group Inc.(a)	2,950	39,412
Barrett Business Services Inc.	498	5,269
Bowne & Co. Inc.	2,546	19,604
Cardtronics Inc.(a)	226	1,767
Career Education Corp.(a)	393	9,581
CDI Corp.	819	11,507
Compass Diversified Holdings	1,683	17,621
Consolidated Graphics Inc.(a)	620	15,469
Convergys Corp.(a)	5,923	58,875
Cornell Companies Inc.(a)	830	18,625
Corrections Corp. of America(a)	7,031	159,252

CRA International Inc.(a)	111	3,029
Cross Country Healthcare Inc.(a)	1,791	16,674
Deluxe Corp.	1,485	25,393
Diamond Management & Technology Consultants Inc.	101	692
Dollar Financial Corp.(a)	245	3,925
Dollar Thrifty Automotive Group Inc.(a)	1,385	34,057
DynCorp International Inc.(a)	1,401	25,218
Electro Rent Corp.	1,041	11,992
Equifax Inc.	1,915	55,803
Euronet Worldwide Inc.(a)	420	10,093
First Advantage Corp. Class A(a)	729	13,523
Franklin Covey Co.(a)	147	860
GEO Group Inc. (The)(a)	641	12,929
Global Cash Access Inc.(a)	254	1,857
Great Lakes Dredge & Dock Corp.	193	1,347
H&E Equipment Services Inc.(a)	1,770	20,054
Hackett Group Inc. (The)(a)	1,338	3,880
HealthSpring Inc.(a)	3,519	43,108
Heidrick & Struggles International Inc.	1,251	29,098
Hertz Global Holdings Inc.(a)	12,531	135,711
Hill International Inc.(a)	196	1,392
Hillenbrand Inc.	2,582	52,595
ICT Group Inc.(a)	259	2,719
Integrated Electrical Services Inc.(a)	546	4,395
Interactive Data Corp.	1,364	35,750
Jackson Hewitt Tax Service Inc.	2,023	10,317
Kelly Services Inc. Class A	1,458	17,933
Kendle International Inc.(a)	725	12,122
Kforce Inc.(a)	1,899	22,826
Korn/Ferry International(a)	2,721	39,699
Landauer Inc.	258	14,185
Live Nation Inc.(a)	5,648	46,257
Mac-Gray Corp.(a)	569	6,134
Manpower Inc.	5,343	303,002
MAXIMUS Inc.	101	4,707
McGrath RentCorp	1,367	29,076
McKesson Corp.	9,417	560,782
MedQuist Inc.	638	4,058
Monster Worldwide Inc.(a)	3,546	61,984
MPS Group Inc.(a)	6,161	64,814
Multi-Color Corp.	63	972
Nobel Learning Communities Inc.(a)	27	253
On Assignment Inc.(a)	1,890	11,056
PHH Corp.(a)	3,649	72,396
Quanta Services Inc.(a)	13,482	298,357
R.R. Donnelley & Sons Co.	10,368	220,424
Rent-A-Center Inc.(a)	4,468	84,356
Rewards Network Inc.(a)	297	4,081
SAIC Inc.(a)	3,758	65,915
Service Corp. International	17,452	122,339
Sotheby’s	360	6,203
Spherion Corp.(a)	3,808	23,648
Standard Parking Corp.(a)	417	7,293
StarTek Inc.(a)	705	6,119
Steiner Leisure Ltd.(a)	495	17,701
Stewart Enterprises Inc. Class A	5,124	26,799
Team Inc.(a)	68	1,153
Tree.com Inc.(a)	387	2,922
TrueBlue Inc.(a)	2,871	40,395
United Rentals Inc.(a)	4,314	44,434

Valassis Communications Inc.(a)	607	10,853
Viad Corp.	1,149	22,877
Volt Information Sciences Inc.(a)	722	8,823
Watson Wyatt Worldwide Inc. Class A	537	23,392
Weight Watchers International Inc.	2,054	56,362

		3,349,166
COMPUTERS – 1.62%
Affiliated Computer Services Inc. Class A(a)	2,498	135,317
Agilysys Inc.	1,226	8,079
Brocade Communications Systems Inc.(a)	16,817	132,182
CACI International Inc. Class A(a)	1,832	86,599
CIBER Inc.(a)	4,275	17,100
Cogo Group Inc.(a)	1,582	9,682
Computer Sciences Corp.(a)	10,309	543,387
Computer Task Group Inc.(a)	369	2,993
COMSYS IT Partners Inc.(a)	1,035	6,624
Cray Inc.(a)	665	5,539
Diebold Inc.	570	18,770
DST Systems Inc.(a)	321	14,381
Dynamics Research Corp.(a)	524	6,822
Echelon Corp.(a)	666	8,571
Electronics For Imaging Inc.(a)	3,309	37,292
EMC Corp.(a)	122,985	2,095,664
Furmanite Corp.(a)	674	2,905
Hewlett-Packard Co.	36,853	1,739,830
Imation Corp.	1,625	15,064
Integral Systems Inc.(a)	754	5,203
Lexmark International Inc. Class A(a)	5,351	115,261
Mentor Graphics Corp.(a)	6,054	56,363
Mercury Computer Systems Inc.(a)	1,756	17,314
MTS Systems Corp.	1,069	31,225
Ness Technologies Inc.(a)	2,547	20,096
NetScout Systems Inc.(a)	326	4,404
Palm Inc.(a)(b)	1,111	19,365
PAR Technology Corp.(a)	169	1,078
Perot Systems Corp. Class A(a)	4,675	138,847
Rimage Corp.(a)	675	11,536
SanDisk Corp.(a)	7,970	172,949
Seagate Technology	3,382	51,440
Sigma Designs Inc.(a)(b)	643	9,343
Silicon Graphics International Corp.(a)	2,029	13,615
Silicon Storage Technology Inc.(a)	5,314	12,860
SMART Modular Technologies (WWH) Inc.(a)	2,179	10,372
SRA International Inc. Class A(a)	2,014	43,482
Sun Microsystems Inc.(a)	50,823	461,981
Super Micro Computer Inc.(a)	242	2,047
Synopsys Inc.(a)	3,740	83,851
Teradata Corp.(a)	2,223	61,177
3D Systems Corp.(a)	120	1,108
Tier Technologies Inc. Class B(a)	697	5,911
Unisys Corp.(a)	23,521	62,801
Virtusa Corp.(a)	105	996
Western Digital Corp.(a)	1,493	54,539

		6,355,965
COSMETICS & PERSONAL CARE – 1.03%
Alberto-Culver Co.	882	24,414
Chattem Inc.(a)	63	4,184
Elizabeth Arden Inc.(a)	1,524	17,937
Inter Parfums Inc.	941	11,490
Procter & Gamble Co. (The)	68,564	3,971,227
Revlon Inc. Class A(a)	715	3,475

		4,032,727

DISTRIBUTION & WHOLESALE – 0.28%
Beacon Roofing Supply Inc.(a)	536	8,565
BlueLinx Holdings Inc.(a)(b)	804	3,224
BMP Sunstone Corp.(a)	191	777
Central European Distribution Corp.(a)	3,442	112,760
Chindex International Inc.(a)	79	994
Core-Mark Holding Co. Inc.(a)	492	14,071
Genuine Parts Co.	10,811	411,467
Houston Wire & Cable Co.	591	6,531
Ingram Micro Inc. Class A(a)	10,982	185,047
Owens & Minor Inc.	554	25,068
Pool Corp.	1,482	32,930
ScanSource Inc.(a)	1,695	48,002
Tech Data Corp.(a)	3,459	143,929
United Stationers Inc.(a)	1,583	75,367
Watsco Inc.	133	7,170
WESCO International Inc.(a)	1,347	38,794

		1,114,696
DIVERSIFIED FINANCIAL SERVICES – 8.31%
American Express Co.	56,526	1,916,231
AmeriCredit Corp.(a)	4,351	68,702
Ameriprise Financial Inc.	15,977	580,444
Ampal-American Israel Corp. Class A(a)	1,411	2,864
Asset Acceptance Capital Corp.(a)	813	5,894
BGC Partners Inc. Class A	1,208	5,170
BlackRock Inc.	905	196,222
Calamos Asset Management Inc. Class A	1,208	15,776
California First National Bancorp	127	1,406
Capital One Financial Corp.	22,116	790,205
CIT Group Inc.(b)	24,445	29,578
Citigroup Inc.	1,035,527	5,011,951
CME Group Inc.	4,259	1,312,581
Cohen & Steers Inc.(b)	540	12,960
CompuCredit Holdings Corp.(a)	366	1,724
Credit Acceptance Corp.(a)	25	805
Diamond Hill Investment Group Inc.(a)	20	1,159
Doral Financial Corp.(a)(b)	365	1,350
E*TRADE Financial Corp.(a)	99,825	174,694
Encore Capital Group Inc.(a)	1,060	14,257
Epoch Holding Corp.	109	954
Evercore Partners Inc. Class A	585	17,094
FBR Capital Markets Corp.(a)	1,515	8,984
FCStone Group Inc.(a)	1,694	8,165
Federated Investors Inc. Class B	365	9,625
Financial Federal Corp.	1,151	28,407
First Marblehead Corp. (The)(a)	4,933	10,853
Franklin Resources Inc.	5,638	567,183
GAMCO Investors Inc. Class A	203	9,277
Goldman Sachs Group Inc. (The)	32,197	5,935,517
Interactive Brokers Group Inc. Class A(a)	2,751	54,662
International Assets Holding Corp.(a)	37	611
Invesco Ltd.	26,163	595,470
Investment Technology Group Inc.(a)	2,710	75,663
Janus Capital Group Inc.	1,735	24,602
Jefferies Group Inc.(a)(b)	1,959	53,344
JMP Group Inc.	770	7,438
JPMorgan Chase & Co.	256,306	11,231,329
KBW Inc.(a)	1,296	41,757
Knight Capital Group Inc. Class A(a)	3,179	69,143
LaBranche & Co. Inc.(a)	3,454	11,744
Legg Mason Inc.	10,917	338,755
MF Global Ltd.(a)	4,539	32,999

Morgan Stanley	71,178	2,197,977
NASDAQ OMX Group Inc. (The)(a)	5,185	109,144
National Financial Partners Corp.(a)	2,820	24,590
Nelnet Inc. Class A(a)	888	11,047
NewStar Financial Inc.(a)	1,511	4,971
NYSE Euronext Inc.	13,205	381,492
Ocwen Financial Corp.(a)	3,827	43,322
Oppenheimer Holdings Inc. Class A	580	14,123
Penson Worldwide Inc.(a)	505	4,919
Piper Jaffray Companies(a)	1,361	64,947
Raymond James Financial Inc.	6,637	154,509
Sanders Morris Harris Group Inc.	1,467	8,670
SLM Corp.(a)	24,768	215,977
Student Loan Corp. (The)	279	12,946
SWS Group Inc.	1,452	20,909
Teton Advisors Inc.(c)	4	0
Thomas Weisel Partners Group Inc.(a)	1,692	9,035
TradeStation Group Inc.(a)	1,588	12,942
U.S. Global Investors Inc. Class A	136	1,677
Virtus Investment Partners Inc.(a)	398	6,213
Westwood Holdings Group Inc.	63	2,186
World Acceptance Corp.(a)	1,071	27,000

		32,606,145
ELECTRIC – 5.78%
AES Corp. (The)(a)	8,894	131,809
Allegheny Energy Inc.	4,541	120,427
ALLETE Inc.	1,989	66,771
Alliant Energy Corp.	7,513	209,237
Ameren Corp.	16,115	407,387
American Electric Power Co. Inc.	32,591	1,009,995
Avista Corp.	3,785	76,533
Black Hills Corp.	2,744	69,066
Calpine Corp.(a)	10,591	122,008
CenterPoint Energy Inc.	3,886	48,303
Central Vermont Public Service Corp.	819	15,807
CH Energy Group Inc.	1,085	48,076
Cleco Corp.	4,069	102,051
CMS Energy Corp.	15,336	205,502
Consolidated Edison Inc.	18,690	765,169
Constellation Energy Group Inc.	1,936	62,668
Dominion Resources Inc.	40,229	1,387,900
DPL Inc.	6,857	178,968
DTE Energy Co.	11,108	390,335
Duke Energy Corp.	87,768	1,381,468
Dynegy Inc. Class A(a)	33,189	84,632
Edison International	22,188	745,073
El Paso Electric Co.(a)	3,195	56,456
Empire District Electric Co. (The)	2,367	42,819
Entergy Corp.	13,350	1,066,131
Exelon Corp.	41,011	2,034,966
FirstEnergy Corp.	20,835	952,576
Florida Public Utilities Co.	375	4,556
FPL Group Inc.	24,339	1,344,243
Great Plains Energy Inc.	9,091	163,183
Hawaiian Electric Industries Inc.	6,170	111,800
IDACORP Inc.	3,225	92,848
Integrys Energy Group Inc.	4,004	143,704
MDU Resources Group Inc.	12,541	261,480
MGE Energy Inc.	1,527	55,705
Mirant Corp.(a)	9,952	163,511
Northeast Utilities	11,958	283,883
NorthWestern Corp.	2,377	58,070
NRG Energy Inc.(a)	18,030	508,266

NSTAR	7,268	231,268
NV Energy Inc.	9,338	108,227
OGE Energy Corp.	6,618	218,923
Otter Tail Corp.	2,342	56,044
Pepco Holdings Inc.	14,961	222,620
PG&E Corp.	25,058	1,014,598
Pike Electric Corp.(a)	460	5,511
Pinnacle West Capital Corp.	6,871	225,506
PNM Resources Inc.	5,816	67,931
Portland General Electric Co.	5,182	102,189
Progress Energy Inc.	19,009	742,492
Public Service Enterprise Group Inc.	34,447	1,083,014
RRI Energy Inc.(a)	23,972	171,160
SCANA Corp.	8,339	291,031
Southern Co.	53,353	1,689,690
TECO Energy Inc.	14,382	202,499
U.S. Geothermal Inc.(a)	946	1,476
UIL Holdings Corp.	1,929	50,906
UniSource Energy Corp.	2,450	75,337
Unitil Corp.	675	15,154
Westar Energy Inc.	7,440	145,154
Wisconsin Energy Corp.	8,011	361,857
Xcel Energy Inc.	31,037	597,152

		22,653,121
ELECTRICAL COMPONENTS & EQUIPMENT – 0.22%
Advanced Energy Industries Inc.(a)	495	7,049
Belden Inc.	3,173	73,296
China BAK Battery Inc.(a)	2,255	11,162
Encore Wire Corp.	1,302	29,087
Energizer Holdings Inc.(a)	760	50,418
Energy Conversion Devices Inc.(a)(b)	421	4,875
EnerSys Inc.(a)	2,744	60,697
Fushi Copperweld Inc.(a)	965	8,164
General Cable Corp.(a)	3,581	140,196
GrafTech International Ltd.(a)	5,019	73,779
Graham Corp.	241	3,748
Greatbatch Inc.(a)(b)	455	10,224
Hubbell Inc. Class B	3,431	144,102
Insteel Industries Inc.	1,124	13,432
Littelfuse Inc.(a)	1,452	38,100
Molex Inc.	8,300	173,304
Orion Energy Systems Inc.(a)	1,527	4,780
Power-One Inc.(a)(b)	5,537	10,797
PowerSecure International Inc.(a)	852	5,777
SatCon Technology Corp.(a)(b)	545	932
Ultralife Corp.(a)	47	285
Valence Technology Inc.(a)	830	1,494
Vicor Corp.(a)	753	5,813

		871,511
ELECTRONICS – 0.70%
Analogic Corp.	286	10,588
Arrow Electronics Inc.(a)	4,689	131,995
Avnet Inc.(a)	6,933	180,050
AVX Corp.	2,658	31,710
Bel Fuse Inc. Class B	711	13,530
Benchmark Electronics Inc.(a)	3,965	71,370
Brady Corp. Class A	3,331	95,666
Checkpoint Systems Inc.(a)	2,057	33,817
China Security & Surveillance Technology Inc.(a)	440	3,142
Coherent Inc.(a)	1,414	32,974
CTS Corp.	2,293	21,325
Cymer Inc.(a)(b)	2,029	78,847

Daktronics Inc.	304	2,605
DDi Corp.(a)	1,181	5,019
Electro Scientific Industries Inc.(a)	1,936	25,923
FARO Technologies Inc.(a)	113	1,941
FEI Co.(a)	203	5,004
Garmin Ltd.(b)	1,370	51,704
ICx Technologies Inc.(a)	238	1,409
II-VI Inc.(a)	511	13,000
Itron Inc.(a)	174	11,160
Jabil Circuit Inc.	6,553	87,876
L-1 Identity Solutions Inc.(a)	1,127	7,878
LaBarge Inc.(a)	80	900
Measurement Specialties Inc.(a)	1,044	10,659
MEMSIC Inc.(a)	991	3,716
Methode Electronics Inc.	2,143	18,580
OSI Systems Inc.(a)	235	4,298
OYO Geospace Corp.(a)	234	6,044
Park Electrochemical Corp.	524	12,917
PerkinElmer Inc.	6,283	120,885
Plexus Corp.(a)	1,771	46,648
Rofin-Sinar Technologies Inc.(a)	1,065	24,452
Rogers Corp.(a)	848	25,415
Spectrum Control Inc.(a)	754	6,401
Stoneridge Inc.(a)	1,143	8,092
Technitrol Inc.	2,735	25,189
Thermo Fisher Scientific Inc.(a)	26,180	1,143,281
Thomas & Betts Corp.(a)	2,508	75,441
TTM Technologies Inc.(a)	3,076	35,282
Varian Inc.(a)	1,516	77,407
Vishay Intertechnology Inc.(a)	10,212	80,675
Watts Water Technologies Inc. Class A	1,936	58,564
Woodward Governor Co.	892	21,640
X-Rite Inc.(a)	1,804	3,626
Zygo Corp.(a)	1,287	8,726

		2,737,371
ENERGY - ALTERNATE SOURCES – 0.05%
Ascent Solar Technologies Inc.(a)(b)	733	5,527
Covanta Holding Corp.(a)	8,902	151,334
Evergreen Solar Inc.(a)(b)	5,603	10,758
FuelCell Energy Inc.(a)	827	3,531
Green Plains Renewable Energy Inc.(a)	647	4,594
Headwaters Inc.(a)	3,791	14,671

		190,415
ENGINEERING & CONSTRUCTION – 0.21%
Dycom Industries Inc.(a)	2,534	31,168
EMCOR Group Inc.(a)	3,015	76,340
ENGlobal Corp.(a)	77	317
Granite Construction Inc.	2,061	63,767
Insituform Technologies Inc. Class A(a)	2,730	52,252
KBR Inc.	10,900	253,861
Layne Christensen Co.(a)	1,309	41,953
Shaw Group Inc. (The)(a)	1,048	33,630
Sterling Construction Co. Inc.(a)	688	12,322
Tutor Perini Corp.(a)(b)	1,793	38,191
URS Corp.(a)	4,988	217,726
VSE Corp.	59	2,302

		823,829
ENTERTAINMENT – 0.18%
Ascent Media Corp. Class A(a)	920	23,552
Bluegreen Corp.(a)	825	2,516
Carmike Cinemas Inc.(a)	140	1,415

Churchill Downs Inc.	601	23,138
Cinemark Holdings Inc.	213	2,207
DreamWorks Animation SKG Inc. Class A(a)	4,994	177,637
Great Wolf Resorts Inc.(a)	1,189	4,245
International Game Technology	3,391	72,839
International Speedway Corp. Class A	2,088	57,566
Lakes Entertainment Inc.(a)	848	2,849
National CineMedia Inc.	2,665	45,225
Penn National Gaming Inc.(a)	4,609	127,485
Pinnacle Entertainment Inc.(a)	1,946	19,830
Reading International Inc. Class A(a)	1,049	4,311
Regal Entertainment Group Class A	2,692	33,165
Speedway Motorsports Inc.	736	10,591
Steinway Musical Instruments Inc.(a)	419	4,974
Vail Resorts Inc.(a)	2,006	67,281
Warner Music Group Corp.(a)	2,960	16,369

		697,195
ENVIRONMENTAL CONTROL – 0.16%
Clean Harbors Inc.(a)	97	5,457
EnergySolutions Inc.	4,642	42,799
Fuel Tech Inc.(a)(b)	254	2,845
Metalico Inc.(a)	2,740	11,426
Met-Pro Corp.	220	2,132
Mine Safety Appliances Co.	138	3,796
Republic Services Inc.	15,052	399,932
Waste Connections Inc.(a)	1,438	41,501
Waste Management Inc.	3,525	105,115
Waste Services Inc.(a)	1,535	7,092

		622,095
FOOD – 2.05%
American Italian Pasta Co. Class A(a)	386	10,491
B&G Foods Inc. Class A	816	6,683
Benihana Inc. Class A(a)	478	2,739
Campbell Soup Co.	4,242	138,374
Chiquita Brands International Inc.(a)	2,906	46,961
ConAgra Foods Inc.	30,481	660,828
Corn Products International Inc.	5,159	147,135
Del Monte Foods Co.	13,505	156,388
Diamond Foods Inc.	211	6,693
Flowers Foods Inc.	925	24,318
Fresh Del Monte Produce Inc.(a)	2,750	62,177
Frisch’s Restaurants Inc.	129	3,339
General Mills Inc.	13,192	849,301
Great Atlantic & Pacific Tea Co. Inc. (The)(a)	2,034	18,123
H.J. Heinz Co.	4,030	160,192
Hain Celestial Group Inc.(a)	2,073	39,739
Hershey Co. (The)	4,345	168,847
Hormel Foods Corp.	4,230	150,250
HQ Sustainable Maritime Industries Inc.(a)	42	370
Imperial Sugar Co.	756	9,586
Ingles Markets Inc. Class A	903	14,294
J.M. Smucker Co. (The)	8,111	429,964
Kraft Foods Inc. Class A	100,420	2,638,033
Kroger Co. (The)	6,879	141,983
M&F Worldwide Corp.(a)	624	12,630
Nash-Finch Co.	927	25,344
Ralcorp Holdings Inc.(a)	3,831	223,999
Ruddick Corp.	2,455	65,352
Safeway Inc.	29,118	574,207
Sara Lee Corp.	35,901	399,937
Seaboard Corp.	23	29,900
Seneca Foods Corp. Class A(a)	626	17,152

Smart Balance Inc.(a)	1,016	6,238
Smithfield Foods Inc.(a)	8,816	121,661
Spartan Stores Inc.	1,389	19,627
SUPERVALU Inc.	14,572	219,454
TreeHouse Foods Inc.(a)	2,102	74,978
Tyson Foods Inc. Class A	20,520	259,168
Village Super Market Inc. Class A	22	648
Weis Markets Inc.	626	20,001
Whole Foods Market Inc.(a)	1,168	35,612
Winn-Dixie Stores Inc.(a)	3,705	48,610

		8,041,326
FOREST PRODUCTS & PAPER – 0.59%
Boise Inc.(a)	1,210	6,389
Buckeye Technologies Inc.(a)	2,549	27,351
Clearwater Paper Corp.(a)	709	29,303
Deltic Timber Corp.	142	6,499
Domtar Corp.(a)	2,795	98,440
International Paper Co.	29,456	654,807
KapStone Paper and Packaging Corp.(a)	1,276	10,387
Louisiana-Pacific Corp.(a)	7,371	49,165
MeadWestvaco Corp.	11,641	259,711
Neenah Paper Inc.	1,035	12,182
P.H. Glatfelter Co.	3,145	36,105
Plum Creek Timber Co. Inc.	7,117	218,065
Potlatch Corp.	1,315	37,412
Rayonier Inc.	3,005	122,935
Rock-Tenn Co. Class A	333	15,688
Schweitzer-Mauduit International Inc.	1,051	57,132
Temple-Inland Inc.	7,187	118,011
Wausau Paper Corp.	1,895	18,950
Weyerhaeuser Co.	14,380	527,027

		2,305,559
GAS – 0.73%
AGL Resources Inc.	5,240	184,815
Atmos Energy Corp.	6,287	177,168
Chesapeake Utilities Corp.	495	15,340
Energen Corp.	4,844	208,776
Laclede Group Inc. (The)	1,575	50,652
New Jersey Resources Corp.	2,414	87,652
Nicor Inc.	3,061	112,002
NiSource Inc.	18,701	259,757
Northwest Natural Gas Co.	1,778	74,071
Piedmont Natural Gas Co.	4,792	114,720
Sempra Energy	16,660	829,835
South Jersey Industries Inc.	1,832	64,670
Southern Union Co.	7,670	159,459
Southwest Gas Corp.	3,117	79,733
UGI Corp.	7,462	186,998
Vectren Corp.	5,591	128,817
WGL Holdings Inc.	3,486	115,526

		2,849,991
HAND & MACHINE TOOLS – 0.26%
Baldor Electric Co.	2,606	71,248
Black & Decker Corp. (The)	4,077	188,724
Franklin Electric Co. Inc.	1,558	44,668
Kennametal Inc.	5,582	137,373
K-Tron International Inc.(a)	37	3,523
Lincoln Electric Holdings Inc.	2,927	138,886
Raser Technologies Inc.(a)(b)	1,329	2,033
Regal Beloit Corp.	2,459	112,401
Snap-On Inc.	2,908	101,082
Stanley Works (The)	5,376	229,501

		1,029,439

HEALTH CARE - PRODUCTS – 1.33%
AngioDynamics Inc.(a)	1,318	18,162
Aspect Medical Systems Inc.(a)	941	11,273
Boston Scientific Corp.(a)	66,006	699,004
Cantel Medical Corp.(a)	243	3,660
Cardiac Science Corp.(a)	1,384	5,536
CareFusion Corp.(a)	12,366	269,579
CONMED Corp.(a)	1,899	36,404
Cooper Companies Inc. (The)	3,017	89,695
Cutera Inc.(a)	621	5,372
Cynosure Inc. Class A(a)	655	7,631
ev3 Inc.(a)	5,208	64,110
Hanger Orthopedic Group Inc.(a)	1,428	19,806
Hansen Medical Inc.(a)	340	1,190
Hill-Rom Holdings Inc.	2,610	56,846
Hologic Inc.(a)	15,726	256,963
Home Diagnostics Inc.(a)	566	3,826
Invacare Corp.	1,139	25,377
Inverness Medical Innovations Inc.(a)	3,019	116,926
Johnson & Johnson	42,463	2,585,572
Kinetic Concepts Inc.(a)	2,725	100,770
LCA-Vision Inc.(a)	415	2,909
Medical Action Industries Inc.(a)	203	2,450
Natus Medical Inc.(a)	469	7,237
OraSure Technologies Inc.(a)	221	641
Palomar Medical Technologies Inc.(a)	341	5,528
Symmetry Medical Inc.(a)	1,791	18,573
TomoTherapy Inc.(a)	2,019	8,742
Vital Images Inc.(a)	150	1,878
Volcano Corp.(a)	740	12,447
Young Innovations Inc.	111	2,920
Zimmer Holdings Inc.(a)	14,669	784,058
Zoll Medical Corp.(a)	184	3,960

		5,229,045
HEALTH CARE - SERVICES – 1.50%
Aetna Inc.	23,919	665,666
Alliance Healthcare Services Inc.(a)	208	1,177
Allied Healthcare International Inc.(a)	2,547	7,132
Amedisys Inc.(a)	107	4,668
American Dental Partners Inc.(a)	575	8,050
AmSurg Corp.(a)	2,199	46,685
Assisted Living Concepts Inc. Class A(a)	730	15,126
Brookdale Senior Living Inc.	2,965	53,755
Capital Senior Living Corp.(a)	1,340	8,174
Centene Corp.(a)	1,372	25,986
Community Health Systems Inc.(a)	3,204	102,304
Continucare Corp.(a)	288	870
Coventry Health Care Inc.(a)	7,159	142,894
Gentiva Health Services Inc.(a)	1,148	28,711
Health Net Inc.(a)	7,001	107,815
Healthways Inc.(a)	2,144	32,846
Humana Inc.(a)	7,315	272,849
Kindred Healthcare Inc.(a)	2,622	42,555
LifePoint Hospitals Inc.(a)	3,684	99,689
Lincare Holdings Inc.(a)	863	26,969
Magellan Health Services Inc.(a)	2,456	76,283
MedCath Corp.(a)	1,143	10,024
MEDNAX Inc.(a)	2,130	116,980
Molina Healthcare Inc.(a)	854	17,669
National Healthcare Corp.	286	10,665

NightHawk Radiology Holdings Inc.(a)	1,638	11,843
NovaMed Inc.(a)(b)	556	2,519
Odyssey Healthcare Inc.(a)	1,153	14,412
Psychiatric Solutions Inc.(a)	1,212	32,433
RadNet Inc.(a)	133	344
RehabCare Group Inc.(a)	267	5,791
Res-Care Inc.(a)	1,580	22,452
Skilled Healthcare Group Inc. Class A(a)	1,271	10,206
Sun Healthcare Group Inc.(a)	2,902	25,073
Sunrise Senior Living Inc.(a)	2,675	8,105
Tenet Healthcare Corp.(a)	10,712	62,987
Triple-S Management Corp. Class B(a)	1,356	22,740
U.S. Physical Therapy Inc.(a)	361	5,440
UnitedHealth Group Inc.	81,109	2,030,969
Universal Health Services Inc. Class B	2,868	177,615
WellCare Health Plans Inc.(a)	2,876	70,893
WellPoint Inc.(a)	30,701	1,453,999

		5,883,363
HOLDING COMPANIES - DIVERSIFIED – 0.06%
Heckmann Corp.(a)(b)	5,287	24,214
Information Services Group Inc.(a)	1,549	6,181
Leucadia National Corp.(a)	8,099	200,207
Resource America Inc. Class A	1,015	4,882
Zapata Corp.(a)	707	4,921

		240,405
HOME BUILDERS – 0.35%
AMREP Corp.(a)	88	1,162
Beazer Homes USA Inc.(a)(b)	3,029	16,932
Brookfield Homes Corp.(a)(b)	903	6,032
Cavco Industries Inc.(a)	407	14,448
China Housing & Land Development Inc.(a)(b)	1,542	5,937
D.R. Horton Inc.	19,056	217,429
Hovnanian Enterprises Inc. Class A(a)(b)	1,287	4,942
KB Home	4,919	81,705
Lennar Corp. Class A	10,191	145,222
M.D.C. Holdings Inc.	1,605	55,758
M/I Homes Inc.(a)	986	13,400
Meritage Homes Corp.(a)	2,192	44,498
NVR Inc.(a)	322	205,233
Pulte Homes Inc.	20,415	224,361
Ryland Group Inc.	2,649	55,814
Skyline Corp.	545	12,295
Standard-Pacific Corp.(a)	6,970	25,719
Thor Industries Inc.	1,184	36,645
Toll Brothers Inc.(a)	9,274	181,214
Winnebago Industries Inc.(a)	1,613	23,727

		1,372,473
HOME FURNISHINGS – 0.14%
American Woodmark Corp.	670	12,958
Audiovox Corp. Class A(a)	1,322	9,056
Ethan Allen Interiors Inc.	1,818	29,997
Furniture Brands International Inc.(a)	2,779	15,368
Harman International Industries Inc.	1,756	59,493
Hooker Furniture Corp.	620	8,370
Kimball International Inc. Class B	2,279	17,389
La-Z-Boy Inc.	3,519	30,439
Sealy Corp.(a)	3,158	10,106
Stanley Furniture Co. Inc.(b)	616	6,388
Universal Electronics Inc.(a)	315	6,432
Whirlpool Corp.	5,043	352,808

		558,804

HOUSEHOLD PRODUCTS & WARES – 0.35%
ACCO Brands Corp.(a)	3,859	27,862
American Greetings Corp. Class A	2,659	59,296
Avery Dennison Corp.	6,221	224,018
Blyth Inc.	330	12,781
Central Garden & Pet Co. Class A(a)	4,323	47,250
Clorox Co. (The)	1,092	64,231
CSS Industries Inc.	607	12,000
Ennis Inc.	1,662	26,808
Fortune Brands Inc.	10,196	438,224
Helen of Troy Ltd.(a)	2,001	38,879
Jarden Corp.	6,052	169,880
Kimberly-Clark Corp.	3,657	215,690
Oil-Dri Corp. of America	355	5,147
Prestige Brands Holdings Inc.(a)	2,049	14,425
Standard Register Co. (The)	520	3,058
WD-40 Co.	348	9,883

		1,369,432
HOUSEWARES – 0.06%
Newell Rubbermaid Inc.	15,837	248,483

		248,483
INSURANCE – 5.03%
Alleghany Corp.(a)	375	97,144
Allied World Assurance Holdings Ltd.	3,341	160,134
Allstate Corp. (The)	36,514	1,118,059
Ambac Financial Group Inc.	20,974	35,236
American Equity Investment Life Holding Co.	3,791	26,613
American Financial Group Inc.	5,931	151,240
American International Group Inc.(a)	5,123	225,976
American National Insurance Co.	1,072	91,334
American Physicians Capital Inc.	624	17,977
American Physicians Service Group Inc.	394	9,078
American Safety Insurance Holdings Ltd.(a)	657	10,381
Amerisafe Inc.(a)	1,181	20,372
AmTrust Financial Services Inc.	1,478	16,864
Aon Corp.	18,862	767,495
Arch Capital Group Ltd.(a)(b)	3,555	240,105
Argo Group International Holdings Ltd.(a)	2,103	70,829
Arthur J. Gallagher & Co.	510	12,429
Aspen Insurance Holdings Ltd.	5,582	147,756
Assurant Inc.	8,002	256,544
Assured Guaranty Ltd.	6,284	122,035
Axis Capital Holdings Ltd.	6,948	209,691
Baldwin & Lyons Inc. Class B	624	14,633
Brown & Brown Inc.	2,150	41,194
Chubb Corp.	23,987	1,209,185
CIGNA Corp.	17,335	486,940
Cincinnati Financial Corp.	9,851	256,027
Citizens Inc.(a)(b)	568	3,601
CNA Financial Corp.(a)	1,005	24,261
CNA Surety Corp.(a)	1,031	16,702
Conseco Inc.(a)	12,347	64,945
Crawford & Co. Class B(a)	290	1,279
Delphi Financial Group Inc. Class A	3,147	71,217
Donegal Group Inc. Class A	814	12,568
Eastern Insurance Holdings Inc.	530	5,051
EMC Insurance Group Inc.	242	5,113
Employers Holdings Inc.	3,325	51,471
Endurance Specialty Holdings Ltd.(b)	2,276	83,006
Enstar Group Ltd.(a)	446	27,772
Erie Indemnity Co. Class A	621	23,263

Everest Re Group Ltd.(b)	4,216	369,743
FBL Financial Group Inc. Class A	574	11,153
Fidelity National Financial Inc. Class A	13,619	205,374
First Acceptance Corp.(a)	1,359	3,669
First American Corp.	6,299	203,899
First Mercury Financial Corp.	472	6,287
Flagstone Reinsurance Holdings Ltd.	2,656	29,960
FPIC Insurance Group Inc.(a)	453	15,198
Genworth Financial Inc. Class A	19,119	228,472
Greenlight Capital Re Ltd. Class A(a)	2,055	38,634
Hallmark Financial Services Inc.(a)	367	2,954
Hanover Insurance Group Inc. (The)	3,284	135,728
Harleysville Group Inc.	927	29,340
Hartford Financial Services Group Inc. (The)	22,175	587,637
HCC Insurance Holdings Inc.	7,620	208,407
Horace Mann Educators Corp.	2,573	35,945
Independence Holding Co.	495	2,911
Infinity Property and Casualty Corp.	902	38,317
Kansas City Life Insurance Co.	242	7,536
Lincoln National Corp.	14,335	371,420
Loews Corp.	22,348	765,419
Maiden Holdings Ltd.	3,519	25,583
Markel Corp.(a)	665	219,330
Marsh & McLennan Companies Inc.	32,896	813,518
Max Capital Group Ltd.	3,210	68,598
MBIA Inc.(a)(b)	9,164	71,113
Meadowbrook Insurance Group Inc.	4,117	30,466
Mercer Insurance Group Inc.	324	5,855
Mercury General Corp.	1,776	64,256
MetLife Inc.	39,349	1,498,016
MGIC Investment Corp.(a)	8,587	63,630
Montpelier Re Holdings Ltd.(b)	5,843	95,358
National Interstate Corp.	295	5,162
National Western Life Insurance Co. Class A	145	25,517
Navigators Group Inc. (The)(a)	813	44,715
NYMAGIC Inc.	234	4,039
Odyssey Re Holdings Corp.	930	60,273
Old Republic International Corp.	16,219	197,547
OneBeacon Insurance Group Ltd.	1,724	23,688
PartnerRe Ltd.	3,831	294,757
Phoenix Companies Inc. (The)(a)	6,506	21,144
Platinum Underwriters Holdings Ltd.	3,558	127,519
PMA Capital Corp. Class A(a)	2,432	13,838
PMI Group Inc. (The)	5,348	22,729
Presidential Life Corp.	1,270	13,157
Primus Guaranty Ltd.(a)	1,108	4,731
ProAssurance Corp.(a)	2,295	119,776
Progressive Corp. (The)(a)	41,701	691,403
Protective Life Corp.	5,864	125,607
Prudential Financial Inc.	15,092	753,242
Radian Group Inc.	5,673	60,020
Reinsurance Group of America Inc.	4,556	203,198
RenaissanceRe Holdings Ltd.	4,213	230,704
RLI Corp.	758	40,007
Safety Insurance Group Inc.	806	26,534
SeaBright Insurance Holdings Inc.(a)	1,643	18,763
Selective Insurance Group Inc.	3,735	58,752
StanCorp Financial Group Inc.	3,320	134,028
State Auto Financial Corp.	951	17,051
Stewart Information Services Corp.	1,145	14,164
Torchmark Corp.	5,630	244,511
Tower Group Inc.	315	7,683
Transatlantic Holdings Inc.	1,870	93,818
Travelers Companies Inc. (The)	39,919	1,965,212

United America Indemnity Ltd. Class A(a)	2,626	19,406
United Fire & Casualty Co.	1,607	28,765
Unitrin Inc.	2,941	57,320
Universal American Corp.(a)	1,879	17,700
Universal Insurance Holdings Inc.	347	1,745
Unum Group	22,517	482,764
Validus Holdings Ltd.	5,592	144,274
W.R. Berkley Corp.	6,080	153,702
Wesco Financial Corp.	96	31,248
White Mountains Insurance Group Ltd.	537	164,864
XL Capital Ltd. Class A	23,423	408,966
Zenith National Insurance Corp.	2,563	79,197

		19,712,486
INTERNET – 0.64%
ActivIdentity Corp.(a)	2,130	5,900
Avocent Corp.(a)	2,675	54,222
China Information Security Technology Inc.(a)	259	1,435
Digital River Inc.(a)	489	19,716
EarthLink Inc.	6,292	52,916
eBay Inc.(a)	58,476	1,380,618
ePlus Inc.(a)	241	3,748
Expedia Inc.(a)	1,150	27,542
Global Sources Ltd.(a)(b)	824	5,661
i2 Technologies Inc.(a)(b)	204	3,272
IAC/InterActiveCorp.(a)	3,715	75,006
iBasis Inc.(a)	2,237	4,742
InfoSpace Inc.(a)	1,262	9,768
Internap Network Services Corp.(a)	3,244	10,413
Internet Brands Inc. Class A(a)	927	7,397
Internet Capital Group Inc.(a)	1,057	8,837
iPass Inc.(a)	3,165	4,368
j2 Global Communications Inc.(a)	232	5,338
Keynote Systems Inc.(a)	616	5,809
Liberty Media Corp. - Liberty Interactive Group Series A(a)	40,711	446,600
ModusLink Global Solutions Inc.(a)	2,701	21,851
1-800-FLOWERS.COM Inc.(a)	1,511	5,213
Online Resources Corp.(a)	839	5,177
Openwave Systems Inc.(a)	3,555	9,243
Orbitz Worldwide Inc.(a)	1,341	8,287
PCTEL Inc.(a)	1,418	8,862
Perficient Inc.(a)	1,537	12,711
RealNetworks Inc.(a)	2,124	7,901
Safeguard Scientifics Inc.(a)	856	9,390
Shutterfly Inc.(a)	1,158	19,258
SonicWALL Inc.(a)	3,149	26,452
Support.com Inc.(a)	3,341	8,018
TechTarget Inc.(a)	804	4,583
TIBCO Software Inc.(a)	7,798	74,003
United Online Inc.	5,532	44,477
US Auto Parts Network Inc.(a)	609	3,319
Vasco Data Security International Inc.(a)	409	3,035
Web.com Group Inc.(a)	1,521	10,784
Yahoo! Inc.(a)	5,298	94,357

		2,510,229
INVESTMENT COMPANIES – 0.13%
Allied Capital Corp.(b)	12,889	39,569
American Capital Ltd.	19,090	61,661
Apollo Investment Corp.	11,083	105,843
Ares Capital Corp.	6,483	71,443
BlackRock Kelso Capital Corp.	643	4,771
Capital Southwest Corp.	172	13,201
Fifth Street Finance Corp.	1,884	20,592

Gladstone Capital Corp.	1,654	14,770
Gladstone Investment Corp.	1,575	7,639
Harris & Harris Group Inc.(a)	1,664	10,400
Hercules Technology Growth Capital Inc.	2,197	21,575
Kayne Anderson Energy Development Co.	799	10,571
Kohlberg Capital Corp.	1,143	6,892
Main Street Capital Corp.	184	2,618
MCG Capital Corp.(a)	3,787	15,868
Medallion Financial Corp.	1,056	8,828
MVC Capital Inc.	1,296	11,379
NGP Capital Resources Co.	1,748	12,690
PennantPark Investment Corp.	1,501	12,173
PennyMac Mortgage Investment Trust(a)	916	18,238
Prospect Capital Corp.(b)	3,121	33,426
TICC Capital Corp.	1,602	8,074
Triangle Capital Corp.	490	6,047

		518,268
IRON & STEEL – 0.67%
AK Steel Holding Corp.	7,541	148,784
Allegheny Technologies Inc.	6,650	232,683
Carpenter Technology Corp.	2,995	70,053
China Precision Steel Inc.(a)(b)	2,805	7,630
Cliffs Natural Resources Inc.	8,050	260,498
General Steel Holdings Inc.(a)(b)	578	2,248
Gibraltar Industries Inc.	1,979	26,261
Nucor Corp.	21,381	1,005,121
Olympic Steel Inc.	586	16,812
Reliance Steel & Aluminum Co.	4,236	180,284
Schnitzer Steel Industries Inc. Class A	314	16,720
Steel Dynamics Inc.	14,750	226,265
Sutor Technology Group Ltd.(a)	258	815
United States Steel Corp.	9,804	435,003
Universal Stainless & Alloy Products Inc.(a)	433	7,902

		2,637,079
LEISURE TIME – 0.32%
Brunswick Corp.	5,829	69,831
Callaway Golf Co.	4,144	31,536
Carnival Corp.	16,279	541,765
Harley-Davidson Inc.	16,020	368,460
Interval Leisure Group Inc.(a)	167	2,084
Life Time Fitness Inc.(a)	2,500	70,125
Marine Products Corp.	799	4,418
Multimedia Games Inc.(a)	1,127	5,770
Royal Caribbean Cruises Ltd.(a)	6,079	146,382
Town Sports International Holdings Inc.(a)	448	1,124
Universal Travel Group(a)	75	967

		1,242,462

LODGING – 0.38%
Boyd Gaming Corp.(a)	3,562	38,933
Choice Hotels International Inc.	1,426	44,292
Gaylord Entertainment Co.(a)	2,403	48,300
Las Vegas Sands Corp.(a)	4,925	82,937
Marcus Corp.	1,082	13,839
Marriott International Inc. Class A	10,762	296,924
MGM MIRAGE(a)(b)	7,150	86,086
Monarch Casino & Resort Inc.(a)	58	624
Morgans Hotel Group Co.(a)	188	1,019
Orient-Express Hotels Ltd. Class A	5,211	59,979
Red Lion Hotels Corp.(a)	1,227	7,055
Starwood Hotels & Resorts Worldwide Inc.	10,657	352,001
Wyndham Worldwide Corp.	6,910	112,771
Wynn Resorts Ltd.(a)	4,562	323,400

		1,468,160
MACHINERY – 1.06%
AGCO Corp.(a)	6,391	176,583
Alamo Group Inc.	443	6,999
Albany International Corp. Class A	1,745	33,853
Altra Holdings Inc.(a)	1,471	16,460
Applied Industrial Technologies Inc.	2,884	61,025
Astec Industries Inc.(a)	1,221	31,099
Bolt Technology Corp.(a)	461	5,795
Briggs & Stratton Corp.	3,354	65,101
Bucyrus International Inc.	4,011	142,872
Cascade Corp.	609	16,285
Caterpillar Inc.	20,479	1,051,187
Cognex Corp.	2,181	35,725
Columbus McKinnon Corp.(a)	1,209	18,316
Cummins Inc.	9,248	414,403
Deere & Co.	21,724	932,394
DXP Enterprises Inc.(a)	456	5,084
Flow International Corp.(a)	357	925
Gardner Denver Inc.(a)	3,531	123,161
Gorman-Rupp Co. (The)	316	7,872
Graco Inc.	2,217	61,788
Hurco Companies Inc.(a)	462	7,891
IDEX Corp.	2,258	63,111
Intevac Inc.(a)	1,554	20,886
Joy Global Inc.	846	41,403
Kadant Inc.(a)	707	8,576
Lindsay Corp.	42	1,654
Manitowoc Co. Inc. (The)	8,864	83,942
NACCO Industries Inc.	333	20,003
Nordson Corp.	1,518	85,145
Robbins & Myers Inc.	1,656	38,883
Rockwell Automation Inc.	8,717	371,344
Sauer-Danfoss Inc.	943	7,233
Tecumseh Products Co. Class A(a)	1,229	13,925
Terex Corp.(a)	7,299	151,308
Twin Disc Inc.	557	6,946
Zebra Technologies Corp. Class A(a)	303	7,857

		4,137,034
MACHINERY - DIVERSIFIED – 0.00%
Chart Industries Inc.(a)	272	5,872

		5,872
MANUFACTURING – 4.48%
A.O. Smith Corp.	1,451	55,283
Actuant Corp. Class A	2,468	39,636
Acuity Brands Inc.	624	20,099

American Railcar Industries Inc.	805	8,541
Ameron International Corp.	623	43,598
AptarGroup Inc.	4,676	174,695
Barnes Group Inc.	3,145	53,748
Blount International Inc.(a)	1,798	17,027
Carlisle Companies Inc.	3,106	105,324
Ceradyne Inc.(a)	1,673	30,666
CLARCOR Inc.	2,189	68,647
Colfax Corp.(a)	1,036	11,013
Crane Co.	1,664	42,948
Danaher Corp.	6,694	450,640
Dover Corp.	3,746	145,195
Eastman Kodak Co.(b)	18,592	88,870
Eaton Corp.	11,283	638,505
EnPro Industries Inc.(a)	1,264	28,895
Federal Signal Corp.	3,321	23,878
FreightCar America Inc.	761	18,492
General Electric Co.	722,014	11,855,470
GenTek Inc.(a)	493	18,754
GP Strategies Corp.(a)	413	3,093
Griffon Corp.(a)	3,021	30,421
Harsco Corp.	1,471	52,088
Illinois Tool Works Inc.	30,603	1,307,054
ITT Corp.	11,163	582,150
Koppers Holdings Inc.	523	15,507
Leggett & Platt Inc.	4,120	79,928
Myers Industries Inc.	2,053	22,111
Parker Hannifin Corp.	10,928	566,508
Pentair Inc.	4,767	140,722
Polypore International Inc.(a)	970	12,523
Portec Rail Products Inc.	226	2,145
Roper Industries Inc.	869	44,302
SPX Corp.	3,384	207,338
Standex International Corp.	741	14,694
Sturm, Ruger & Co. Inc.	87	1,126
Teleflex Inc.	1,590	76,813
Textron Inc.	18,565	352,364
Tredegar Corp.	2,128	30,856
Trinity Industries Inc.	5,398	92,792

		17,574,459
MEDIA – 4.20%
Belo Corp. Class A	5,951	32,195
Cablevision Systems Corp. Class A	16,023	380,546
CBS Corp. Class B NVS	41,312	497,810
Central European Media Enterprises Ltd. Class A(a)	2,332	79,871
Comcast Corp. Class A	181,311	3,062,343
Courier Corp.	743	11,256
Crown Media Holdings Inc. Class A(a)(b)	583	909
Discovery Communications Inc. Class C(a)	1,370	35,661
Dish Network Corp. Class A(a)	13,658	263,053
E.W. Scripps Co. (The) Class A(a)	1,976	14,820
Fisher Communications Inc.(a)	495	8,999
Gannett Co. Inc.(b)	15,774	197,333
Journal Communications Inc. Class A	3,264	12,012
Liberty Global Inc. Series A(a)	18,191	410,571
Liberty Media Corp. - Liberty Capital Group Series A(a)	5,583	116,796
Liberty Media Corp. - Liberty Entertainment Group Series A(a)	35,279	1,097,530
Lin TV Corp. Class A(a)	2,125	10,051
LodgeNet Interactive Corp.(a)	447	3,375
Martha Stewart Living Omnimedia Inc. Class A(a)	212	1,327
Mediacom Communications Corp. Class A(a)	1,773	10,212

Meredith Corp.(b)	2,357	70,569
New York Times Co. (The) Class A(b)	6,721	54,575
News Corp. Class A	155,246	1,861,400
Outdoor Channel Holdings Inc.(a)	1,143	7,475
PRIMEDIA Inc.	1,791	4,513
Scholastic Corp.	1,456	35,439
Scripps Networks Interactive Inc. Class A	2,472	91,340
Sinclair Broadcast Group Inc. Class A	2,683	9,605
Time Warner Cable Inc.	24,085	1,037,823
Time Warner Inc.	81,581	2,347,901
Viacom Inc. Class B NVS(a)	36,921	1,035,265
Walt Disney Co. (The)	126,601	3,476,463
Washington Post Co. (The) Class B	413	193,317
World Wrestling Entertainment Inc.	414	5,800

		16,478,155
METAL FABRICATE & HARDWARE – 0.17%
A.M. Castle & Co.	1,175	11,680
Ampco-Pittsburgh Corp.	231	6,142
CIRCOR International Inc.	1,137	32,132
Commercial Metals Co.	7,814	139,871
Eastern Co. (The)	347	5,517
Hawk Corp. Class A(a)	397	5,447
Haynes International Inc.(a)	860	27,365
Kaydon Corp.	2,279	73,885
L.B. Foster Co. Class A(a)	773	23,638
Ladish Co. Inc.(a)	1,052	15,917
Lawson Products Inc.	334	5,815
Mueller Industries Inc.	2,458	58,672
Mueller Water Products Inc. Class A	10,486	57,463
North American Galvanizing & Coatings Inc.(a)	244	1,481
Northwest Pipe Co.(a)	701	23,505
RBC Bearings Inc.(a)	80	1,866
Sun Hydraulics Corp.	441	9,287
Timken Co. (The)	6,671	156,302
TriMas Corp.(a)	176	898
Worthington Industries Inc.	355	4,935

		661,818
MINING – 0.62%
Alcoa Inc.	35,835	470,155
Allied Nevada Gold Corp.(a)	387	3,789
AMCOL International Corp.	1,215	27,811
Brush Engineered Materials Inc.(a)	1,467	35,883
Century Aluminum Co.(a)	2,986	27,919
Coeur d’Alene Mines Corp.(a)	5,151	105,596
Compass Minerals International Inc.	1,010	62,236
Freeport-McMoRan Copper & Gold Inc.	11,036	757,180
General Moly Inc.(a)(b)	3,973	12,515
Hecla Mining Co.(a)(b)	14,720	64,621
Horsehead Holding Corp.(a)	2,492	29,206
Kaiser Aluminum Corp.	1,008	36,651
Paramount Gold and Silver Corp.(a)(b)	729	999
Royal Gold Inc.	1,790	81,624
RTI International Metals Inc.(a)	1,644	40,952
Southern Copper Corp.	3,177	97,502
Stillwater Mining Co.(a)	2,710	18,211
Titanium Metals Corp.	5,804	55,660
United States Lime & Minerals Inc.(a)	63	2,263
Uranerz Energy Corp.(a)	551	1,262
Uranium Energy Corp.(a)	173	510
US Gold Corp.(a)(b)	5,087	14,701
USEC Inc.(a)(b)	7,610	35,691
Vulcan Materials Co.	8,480	458,514

		2,441,451

MISCELLANEOUS - MANUFACTURING – 0.01%
John Bean Technologies Corp.	1,824	33,142

		33,142
OFFICE & BUSINESS EQUIPMENT – 0.21%
Pitney Bowes Inc.	14,084	349,987
Xerox Corp.	58,738	454,632

		804,619
OFFICE FURNISHINGS – 0.01%
HNI Corp.(b)	849	20,036
Steelcase Inc. Class A	5,124	31,820

		51,856
OIL & GAS – 14.44%
Alon USA Energy Inc.	274	2,721
Anadarko Petroleum Corp.	34,038	2,135,204
Apache Corp.	22,856	2,098,866
Approach Resources Inc.(a)	766	6,955
Atlas Energy Inc.	1,160	31,401
ATP Oil & Gas Corp.(a)	1,859	33,258
Atwood Oceanics Inc.(a)	525	18,517
Berry Petroleum Co. Class A	2,915	78,064
Bill Barrett Corp.(a)	2,631	86,270
BPZ Resources Inc.(a)	975	7,332
Brigham Exploration Co.(a)	2,618	23,771
Bronco Drilling Co. Inc.(a)	1,769	11,587
Cabot Oil & Gas Corp.	7,045	251,859
Cheniere Energy Inc.(a)	2,534	7,425
Chesapeake Energy Corp.	42,650	1,211,260
Chevron Corp.	136,683	9,626,584
Cimarex Energy Co.	5,675	245,841
Clayton Williams Energy Inc.(a)	352	10,602
Comstock Resources Inc.(a)	2,940	117,835
Concho Resources Inc.(a)	5,259	191,007
ConocoPhillips	101,018	4,561,973
Contango Oil & Gas Co.(a)	42	2,145
Continental Resources Inc.(a)	1,068	41,834
CREDO Petroleum Corp.(a)	92	931
Crosstex Energy Inc.	2,543	13,427
Cubic Energy Inc.(a)(b)	1,279	1,202
CVR Energy Inc.(a)	1,327	16,508
Delek US Holdings Inc.	979	8,390
Delta Petroleum Corp.(a)	5,244	9,177
Denbury Resources Inc.(a)	16,938	256,272
Devon Energy Corp.	30,268	2,037,944
Encore Acquisition Co.(a)	3,636	135,986
Endeavour International Corp.(a)	450	545
ENSCO International Inc.	6,925	294,590
EOG Resources Inc.	17,061	1,424,764
EXCO Resources Inc.(a)	1,137	21,251
Exxon Mobil Corp.	246,868	16,937,612
Forest Oil Corp.(a)	4,898	95,854
Frontier Oil Corp.	1,478	20,574
GeoResources Inc.(a)	518	5,724
GMX Resources Inc.(a)	611	9,599
Goodrich Petroleum Corp.(a)	1,657	42,767
Gran Tierra Energy Inc.(a)	13,831	57,537
Gulfport Energy Corp.(a)	104	909
Harvest Natural Resources Inc.(a)	1,957	10,039
Helmerich & Payne Inc.	4,923	194,606
Hess Corp.	19,769	1,056,851
Marathon Oil Corp.	48,262	1,539,558

Mariner Energy Inc.(a)	675	9,572
Murphy Oil Corp.	13,011	749,043
Nabors Industries Ltd.(a)(b)	19,341	404,227
Newfield Exploration Co.(a)	9,090	386,870
Noble Energy Inc.	11,822	779,779
Occidental Petroleum Corp.	55,268	4,333,011
Oilsands Quest Inc.(a)	16,709	18,881
Parallel Petroleum Corp.(a)	2,822	8,946
Parker Drilling Co.(a)	7,820	42,697
Patterson-UTI Energy Inc.	9,032	136,383
Penn Virginia Corp.	3,092	70,838
PetroCorp Inc. Escrow(c)	190	0
Petroleum Development Corp.(a)	1,313	24,501
PetroQuest Energy Inc.(a)	3,243	21,047
Pioneer Drilling Co.(a)	2,006	14,724
Pioneer Natural Resources Co.	7,774	282,118
Plains Exploration & Production Co.(a)	4,380	121,151
Pride International Inc.(a)	6,390	194,512
Range Resources Corp.	9,150	451,644
Rex Energy Corp.(a)	474	3,958
Rosetta Resources Inc.(a)	3,668	53,883
Rowan Companies Inc.	6,421	148,132
SandRidge Energy Inc.(a)	8,511	110,303
Seahawk Drilling Inc.(a)	417	12,965
St. Mary Land & Exploration Co.	3,219	104,489
Stone Energy Corp.(a)	2,970	48,441
Sunoco Inc.	7,906	224,926
Swift Energy Co.(a)	2,522	59,721
Tesoro Corp.	5,706	85,476
Toreador Resources Corp.	91	909
Unit Corp.(a)	2,802	115,583
VAALCO Energy Inc.	3,340	15,364
Valero Energy Corp.	38,333	743,277
Vantage Drilling Co.(a)	2,076	3,799
Venoco Inc.(a)	715	8,230
W&T Offshore Inc.	118	1,382
Warren Resources Inc.(a)	2,181	6,456
Western Refining Inc.(a)(b)	2,965	19,124
Whiting Petroleum Corp.(a)	3,503	201,703
XTO Energy Inc.	39,529	1,633,338

		56,646,331
OIL & GAS SERVICES – 2.08%
Allis-Chalmers Energy Inc.(a)	4,428	19,306
Baker Hughes Inc.	19,922	849,873
Basic Energy Services Inc.(a)	1,418	12,039
BJ Services Co.	19,946	387,551
Boots & Coots Inc.(a)(b)	4,648	7,483
Cal Dive International Inc.(a)	2,300	22,747
CARBO Ceramics Inc.	109	5,619
Complete Production Services Inc.(a)	4,058	45,855
Dawson Geophysical Co.(a)	505	13,827
Exterran Holdings Inc.(a)	2,333	55,385
Geokinetics Inc.(a)	171	3,625
Global Industries Ltd.(a)	6,740	64,030
Gulf Island Fabrication Inc.	728	13,643
Halliburton Co.	61,173	1,659,012
Helix Energy Solutions Group Inc.(a)	6,931	103,826
Hercules Offshore Inc.(a)	6,081	29,858
Hornbeck Offshore Services Inc.(a)	1,659	45,722
ION Geophysical Corp.(a)	7,176	25,260
Key Energy Services Inc.(a)	8,433	73,367
Lufkin Industries Inc.	116	6,169
Matrix Service Co.(a)	1,185	12,881

NATCO Group Inc. Class A(a)	1,095	48,487
National Oilwell Varco Inc.(a)	28,492	1,228,860
Natural Gas Services Group Inc.(a)	674	11,876
Newpark Resources Inc.(a)	6,415	20,592
Oil States International Inc.(a)	3,404	119,583
Schlumberger Ltd.	44,542	2,654,703
SEACOR Holdings Inc.(a)	1,390	113,466
Smith International Inc.	6,135	176,075
Superior Energy Services Inc.(a)	5,374	121,022
Superior Well Services Inc.(a)	857	8,296
T-3 Energy Services Inc.(a)	790	15,563
Tetra Technologies Inc.(a)	2,284	22,132
TGC Industries Inc.(a)	211	1,023
Tidewater Inc.	3,545	166,934
Union Drilling Inc.(a)	737	5,631

		8,171,321
PACKAGING & CONTAINERS – 0.29%
AEP Industries Inc.(a)	23	918
Astronics Corp.(a)	110	1,034
Ball Corp.	2,287	112,520
Bemis Co. Inc.	7,416	192,149
BWAY Holding Co.(a)	450	8,330
Graphic Packaging Holding Co.(a)	7,163	16,547
Greif Inc. Class A	2,285	125,789
Owens-Illinois Inc.(a)	2,165	79,889
Packaging Corp. of America	6,349	129,520
Pactiv Corp.(a)	1,659	43,217
Sealed Air Corp.	10,782	211,651
Silgan Holdings Inc.	825	43,502
Sonoco Products Co.	6,771	186,473

		1,151,539
PHARMACEUTICALS – 5.15%
Adolor Corp.(a)	1,489	2,368
AmerisourceBergen Corp.	2,603	58,255
Biodel Inc.(a)	75	403
Bristol-Myers Squibb Co.	60,240	1,356,605
Caraco Pharmaceutical Laboratories Ltd.(a)	449	2,285
Cardinal Health Inc.	24,545	657,806
Cumberland Pharmaceuticals Inc.	105	1,700
Eli Lilly and Co.	32,837	1,084,606
Endo Pharmaceuticals Holdings Inc.(a)	8,088	183,031
Forest Laboratories Inc.(a)	20,542	604,756
Hi-Tech Pharmacal Co. Inc.(a)(b)	435	9,761
I-Flow Corp.(a)	843	9,602
Infinity Pharmaceuticals Inc.(a)	674	4,199
King Pharmaceuticals Inc.(a)	16,714	180,010
K-V Pharmaceutical Co. Class A(a)	1,232	3,782
Mannatech Inc.	942	3,608
Mead Johnson Nutrition Co. Class A(b)	1,188	53,591
Medicines Co. (The)(a)	943	10,382
Medicis Pharmaceutical Corp. Class A	3,471	74,106
Merck & Co. Inc.	117,593	3,719,467
Mylan Inc.(a)(b)	6,045	96,780
Nabi Biopharmaceuticals(a)	977	3,507
NBTY Inc.(a)	1,154	45,675
Nutraceutical International Corp.(a)	603	6,796
Omega Protein Corp.(a)	1,312	6,363
Omnicare Inc.	4,761	107,218
Par Pharmaceutical Companies Inc.(a)	2,460	52,915
Pfizer Inc.	460,092	7,614,523
Progenics Pharmaceuticals Inc.(a)	451	2,363
Schering-Plough Corp.	17,175	485,194

Schiff Nutrition International Inc.	620	3,230
ViroPharma Inc.(a)	4,307	41,433
Watson Pharmaceuticals Inc.(a)	7,180	263,075
Wyeth	70,560	3,427,805

		20,177,200
PIPELINES – 0.72%
El Paso Corp.	34,690	358,001
National Fuel Gas Co.	4,819	220,758
ONEOK Inc.	7,167	262,456
Questar Corp.	11,919	447,678
Spectra Energy Corp.	43,984	833,057
Williams Companies Inc. (The)	39,559	706,919

		2,828,869
REAL ESTATE – 0.11%
American Realty Investors Inc.(a)	181	2,094
Avatar Holdings Inc.(a)	457	8,683
Consolidated-Tomoka Land Co.	347	13,290
Forest City Enterprises Inc. Class A	7,460	99,740
Forestar Group Inc.(a)	2,346	40,304
Government Properties Income Trust(a)	716	17,191
Hilltop Holdings Inc.(a)	2,758	33,813
Jones Lang LaSalle Inc.	2,861	135,526
Resource Capital Corp.	1,741	9,471
Starwood Property Trust Inc.(a)	2,522	51,071
Transcontinental Realty Investors Inc.(a)	96	1,123
United Capital Corp.(a)	131	3,029

		415,335
REAL ESTATE INVESTMENT TRUSTS – 3.29%
Acadia Realty Trust	2,039	30,728
Agree Realty Corp.	410	9,401
Alexander’s Inc.	58	17,161
Alexandria Real Estate Equities Inc.	2,152	116,961
AMB Property Corp.	9,966	228,720
American Campus Communities Inc.	3,516	94,405
American Capital Agency Corp.	877	24,951
Annaly Capital Management Inc.	37,123	673,411
Anthracite Capital Inc.(a)(b)	3,913	4,109
Anworth Mortgage Asset Corp.	7,294	57,477
Apartment Investment and Management Co. Class A	8,017	118,251
Ashford Hospitality Trust Inc.(a)	3,416	11,819
Associated Estates Realty Corp.	379	3,646
AvalonBay Communities Inc.	5,420	394,197
BioMed Realty Trust Inc.	6,566	90,611
Boston Properties Inc.	9,439	618,726
Brandywine Realty Trust	8,786	96,997
BRE Properties Inc. Class A	3,434	107,484
Camden Property Trust	4,600	185,380
CapitalSource Inc.	14,472	62,808
CapLease Inc.	3,423	13,795
Capstead Mortgage Corp.	4,232	58,867
Care Investment Trust Inc.	942	7,225
CBL & Associates Properties Inc.	9,449	91,655
Cedar Shopping Centers Inc.	2,736	17,647
Chimera Investment Corp.	46,294	176,843
Cogdell Spencer Inc.	1,925	9,240
Colonial Properties Trust	3,411	33,189
Corporate Office Properties Trust	3,956	145,897
Cousins Properties Inc.	4,979	41,226
Cypress Sharpridge Investments Inc.(a)	1,027	14,583
DCT Industrial Trust Inc.	13,844	70,743
Developers Diversified Realty Corp.	9,954	91,975

DiamondRock Hospitality Co.(a)	7,053	57,129
Douglas Emmett Inc.	8,951	109,918
Duke Realty Corp.	15,188	182,408
DuPont Fabros Technology Inc.(a)	895	11,930
Dynex Capital Inc.	653	5,505
EastGroup Properties Inc.	686	26,219
Education Realty Trust Inc.	3,830	22,712
Entertainment Properties Trust	2,367	80,809
Equity Lifestyle Properties Inc.	648	27,728
Equity One Inc.(b)	2,263	35,461
Equity Residential	18,647	572,463
Essex Property Trust Inc.	1,894	150,725
Extra Space Storage Inc.	6,124	64,608
Federal Realty Investment Trust	3,474	213,199
FelCor Lodging Trust Inc.	4,491	20,344
First Industrial Realty Trust Inc.(b)	2,377	12,479
First Potomac Realty Trust	1,913	22,114
Franklin Street Properties Corp.	3,905	51,156
Getty Realty Corp.	733	17,988
Gladstone Commercial Corp.	523	7,155
Glimcher Realty Trust	2,695	9,891
Gramercy Capital Corp.(a)	2,763	6,714
Hatteras Financial Corp.	2,478	74,290
HCP Inc.	12,298	353,445
Health Care REIT Inc.	4,062	169,060
Healthcare Realty Trust Inc.	3,971	83,907
Hersha Hospitality Trust	3,207	9,942
Highwoods Properties Inc.	4,876	153,350
Home Properties Inc.	2,255	97,168
Hospitality Properties Trust	8,370	170,497
Host Hotels & Resorts Inc.	40,885	481,216
HRPT Properties Trust	14,987	112,702
Inland Real Estate Corp.	4,722	41,365
Invesco Mortgage Capital Inc.(a)	549	11,996
Investors Real Estate Trust	4,045	36,567
iStar Financial Inc.(a)(b)	6,108	18,568
Kilroy Realty Corp.	2,929	81,250
Kimco Realty Corp.	25,678	334,841
Kite Realty Group Trust	3,023	12,606
LaSalle Hotel Properties	4,372	85,954
Lexington Realty Trust	5,923	30,207
Liberty Property Trust	7,634	248,334
LTC Properties Inc.	1,416	34,041
Macerich Co. (The)	5,538	167,968
Mack-Cali Realty Corp.	5,395	174,420
Medical Properties Trust Inc.	5,201	40,620
MFA Financial Inc.	19,216	152,959
Mid-America Apartment Communities Inc.	967	43,641
Mission West Properties Inc.	1,550	10,432
Monmouth Real Estate Investment Corp. Class A	1,412	9,828
National Health Investors Inc.	1,707	54,027
National Retail Properties Inc.	5,390	115,723
Nationwide Health Properties Inc.	1,773	54,945
NorthStar Realty Finance Corp.	4,142	14,538
Omega Healthcare Investors Inc.	4,669	74,797
Parkway Properties Inc.	1,588	31,284
Pennsylvania Real Estate Investment Trust(b)	2,662	20,258
Post Properties Inc.	3,149	56,682
ProLogis	30,211	360,115
PS Business Parks Inc.	808	41,467
RAIT Financial Trust(b)	4,309	12,668
Ramco-Gershenson Properties Trust	1,143	10,196
Realty Income Corp.(b)	7,079	181,576
Redwood Trust Inc.	4,763	73,827

Regency Centers Corp.	5,452	201,997
Saul Centers Inc.	99	3,178
Senior Housing Properties Trust	8,146	155,670
Simon Property Group Inc.	9,375	650,906
SL Green Realty Corp.(b)	5,293	232,098
Sovran Self Storage Inc.	1,575	47,927
Strategic Hotels & Resorts Inc.(a)	5,312	13,758
Sun Communities Inc.	1,067	22,962
Sunstone Hotel Investors Inc.(a)	5,457	38,745
Tanger Factory Outlet Centers Inc.	1,179	44,024
Taubman Centers Inc.	3,654	131,836
UDR Inc.	10,146	159,698
UMH Properties Inc.	462	3,765
Universal Health Realty Income Trust	357	11,620
Urstadt Biddle Properties Inc. Class A	1,438	20,980
U-Store-It Trust	5,316	33,225
Ventas Inc.	10,701	411,989
Vornado Realty Trust	10,443	672,634
Walter Investment Management Corp.	1,156	18,519
Washington Real Estate Investment Trust	3,552	102,298
Weingarten Realty Investors	7,235	144,121
Winthrop Realty Trust	795	7,743

		12,901,753
RETAIL – 2.84%
Abercrombie & Fitch Co. Class A	3,031	99,659
AFC Enterprises Inc.(a)	1,666	14,028
Allion Healthcare Inc.(a)	1,120	6,552
America’s Car-Mart Inc.(a)	282	6,754
AnnTaylor Stores Corp.(a)	3,934	62,511
Asbury Automotive Group Inc.(a)	2,051	26,007
AutoNation Inc.(a)(b)	4,569	82,608
Barnes & Noble Inc.(b)	2,048	45,507
Big Lots Inc.(a)	5,054	126,451
BJ’s Wholesale Club Inc.(a)	3,138	113,658
Bob Evans Farms Inc.	2,041	59,311
Books-A-Million Inc.	437	5,261
Borders Group Inc.(a)	3,774	11,737
Brown Shoe Co. Inc.	3,018	24,204
Buckle Inc. (The)(b)	169	5,770
Build-A-Bear Workshop Inc.(a)	1,184	5,766
Cabela’s Inc.(a)(b)	2,621	34,964
CarMax Inc.(a)	4,367	91,270
Casey’s General Stores Inc.	1,376	43,179
Cash America International Inc.	2,010	60,622
Charming Shoppes Inc.(a)	7,012	34,429
Chico’s FAS Inc.(a)	764	9,932
Christopher & Banks Corp.	2,025	13,709
Coldwater Creek Inc.(a)	998	8,184
Collective Brands Inc.(a)	2,512	43,533
Conn’s Inc.(a)(b)	583	6,582
Cracker Barrel Old Country Store Inc.	331	11,386
CVS Caremark Corp.	68,993	2,465,810
Dillard’s Inc. Class A	3,497	49,308
Domino’s Pizza Inc.(a)	2,100	18,564
Dress Barn Inc.(a)(b)	2,312	41,454
DSW Inc. Class A(a)	801	12,792
Einstein Noah Restaurant Group Inc.(a)	171	2,059
Finish Line Inc. (The) Class A	1,333	13,543
Foot Locker Inc.	6,041	72,190
Fred’s Inc. Class A	1,949	24,811
GameStop Corp. Class A(a)	1,335	35,337
Gander Mountain Co.(a)(b)	357	1,835
Gap Inc. (The)	3,889	83,225

Genesco Inc.(a)	1,410	33,939
Group 1 Automotive Inc.	1,573	42,235
Haverty Furniture Companies Inc.(a)	1,035	12,223
Home Depot Inc. (The)	107,908	2,874,669
Hot Topic Inc.(a)	1,223	9,160
Insight Enterprises Inc.(a)	2,778	33,919
J.C. Penney Co. Inc.	15,121	510,334
Jo-Ann Stores Inc.(a)	1,154	30,962
Kenneth Cole Productions Inc. Class A	374	3,751
Kohl’s Corp.(a)	1,333	76,048
Landry’s Restaurants Inc.(a)	496	5,208
Limited Brands Inc.	6,030	102,450
Lithia Motors Inc. Class A	1,043	16,260
Lowe’s Companies Inc.	68,850	1,441,719
Luby’s Inc.(a)	1,543	6,481
Macy’s Inc.	28,593	522,966
McCormick & Schmick’s Seafood Restaurants Inc.(a)	769	5,721
Men’s Wearhouse Inc. (The)	3,319	81,979
Movado Group Inc.	1,088	15,809
New York & Co. Inc.(a)	1,391	7,122
99 Cents Only Stores(a)	393	5,286
O’Charley’s Inc.(a)	1,340	12,556
Office Depot Inc.(a)	15,627	103,451
OfficeMax Inc.(a)	1,471	18,505
Pacific Sunwear of California Inc.(a)	4,248	21,877
Pantry Inc. (The)(a)	1,272	19,945
Papa John’s International Inc.(a)	355	8,722
PC Connection Inc.(a)	581	3,161
PC Mall Inc.(a)	733	5,028
Penske Automotive Group Inc.	1,689	32,395
Pep Boys - Manny, Moe & Jack (The)	3,303	32,270
Pier 1 Imports Inc.(a)	5,548	21,471
RadioShack Corp.	7,561	125,286
Red Robin Gourmet Burgers Inc.(a)	761	15,540
Regis Corp.	3,921	60,776
Retail Ventures Inc.(a)	1,959	10,324
Rex Stores Corp.(a)	632	6,889
Rite Aid Corp.(a)	41,063	67,343
Ruby Tuesday Inc.(a)	4,414	37,166
Rush Enterprises Inc. Class A(a)	1,720	22,222
Ruth’s Hospitality Group Inc.(a)	633	2,671
Saks Inc.(a)	8,265	56,367
Sally Beauty Holdings Inc.(a)	4,738	33,687
School Specialty Inc.(a)	847	20,091
Sears Holdings Corp.(a)(b)	3,391	221,466
Shoe Carnival Inc.(a)	527	8,126
Signet Jewelers Ltd.(a)	5,843	153,846
Sonic Automotive Inc.	1,228	12,894
Sonic Corp.(a)	156	1,725
Sport Supply Group Inc.	459	4,677
Stage Stores Inc.	2,610	33,826
Steak n Shake Co. (The)(a)	1,630	19,185
Stein Mart Inc.(a)	112	1,424
Susser Holdings Corp.(a)	558	7,014
Syms Corp.(a)	495	4,005
Systemax Inc.(a)	351	4,258
Talbots Inc. (The)	620	5,723
Tiffany & Co.	681	26,239
Titan Machinery Inc.(a)	73	914
Tuesday Morning Corp.(a)	2,359	9,813
Tween Brands Inc.(a)	1,365	11,452
Wendy’s/Arby’s Group Inc. Class A	14,943	70,680
West Marine Inc.(a)	858	6,744
Williams-Sonoma Inc.	3,913	79,160
Zale Corp.(a)(b)	1,290	9,224
Zumiez Inc.(a)	94	1,543

		11,144,424

SAVINGS & LOANS – 0.45%
Abington Bancorp Inc.	1,747	13,522
Astoria Financial Corp.	6,003	66,273
BankFinancial Corp.	1,444	13,834
Beneficial Mutual Bancorp Inc.(a)	2,228	20,342
Berkshire Hills Bancorp Inc.	843	18,495
Brookline Bancorp Inc.	3,108	30,210
Brooklyn Federal Bancorp Inc.	246	3,001
Cape Bancorp. Inc.(a)	694	5,330
Cheviot Financial Corp.	151	1,293
Chicopee Bancorp Inc.(a)	393	5,192
Clifton Savings Bancorp Inc.	450	4,410
Danvers Bancorp Inc.	1,126	15,302
Dime Community Bancshares Inc.	1,725	19,717
ESB Financial Corp.(b)	566	7,579
ESSA Bancorp Inc.	1,215	16,050
First Defiance Financial Corp.	476	7,097
First Financial Holdings Inc.	934	14,916
First Financial Northwest Inc.	968	5,634
First Niagara Financial Group Inc.	10,412	128,380
Flagstar Bancorp Inc.(a)(b)	2,582	2,659
Flushing Financial Corp.	1,683	19,186
Fox Chase Bancorp Inc.(a)	442	4,429
Heritage Financial Group	110	911
Home Bancorp Inc.(a)	531	6,462
Home Federal Bancorp Inc.	1,063	12,139
Hudson City Bancorp Inc.	14,136	185,888
Investors Bancorp Inc.(a)	2,996	31,788
Kearny Financial Corp.	1,163	12,118
Kentucky First Federal Bancorp	180	2,248
Legacy Bancorp Inc.	453	4,757
Meridian Interstate Bancorp Inc.(a)	749	6,367
NASB Financial Inc.	302	7,943
New York Community Bancorp Inc.	23,533	268,747
NewAlliance Bancshares Inc.	7,286	77,960
Northeast Community Bancorp Inc.	570	4,207
Northwest Bancorp Inc.	1,185	27,065
OceanFirst Financial Corp.	627	7,273
Oritani Financial Corp.	184	2,510
People’s United Financial Inc.	23,698	368,741
Provident Financial Services Inc.	4,275	43,990
Provident New York Bancorp	2,216	21,163
Prudential Bancorp Inc. of Pennsylvania	47	472
Rockville Financial Inc.	711	7,643
Roma Financial Corp.	505	6,277
Territorial Bancorp Inc.	744	11,666
TFS Financial Corp.	5,096	60,642
United Financial Bancorp Inc.	878	10,167
Washington Federal Inc.	7,653	129,030
Waterstone Financial Inc.(a)	711	3,598
Westfield Financial Inc.	2,259	19,134
WSFS Financial Corp.	404	10,763

		1,774,520
SEMICONDUCTORS – 1.69%
Actel Corp.(a)	1,248	15,188
Advanced Micro Devices Inc.(a)	18,371	103,980
ANADIGICS Inc.(a)	874	4,117
Applied Materials Inc.	90,555	1,213,437
Atmel Corp.(a)	31,045	130,079

ATMI Inc.(a)	1,470	26,681
Brooks Automation Inc.(a)	4,121	31,855
Cabot Microelectronics Corp.(a)	1,416	49,362
CEVA Inc.(a)	387	4,160
Cohu Inc.	1,529	20,733
Cypress Semiconductor Corp.(a)	785	8,109
DSP Group Inc.(a)	1,683	13,700
EMCORE Corp.(a)(b)	4,380	5,694
Emulex Corp.(a)	438	4,507
Entegris Inc.(a)	8,018	39,689
Exar Corp.(a)	2,498	18,360
Fairchild Semiconductor International Inc.(a)	8,293	84,837
FormFactor Inc.(a)	200	4,784
GSI Technology Inc.(a)	1,502	5,993
Integrated Device Technology Inc.(a)	8,862	59,907
Intel Corp.	145,851	2,854,304
International Rectifier Corp.(a)	2,776	54,104
Intersil Corp. Class A	4,277	65,481
IXYS Corp.	387	3,293
KLA-Tencor Corp.	11,606	416,191
Lattice Semiconductor Corp.(a)	6,896	15,516
LSI Corp.(a)	44,032	241,736
Marvell Technology Group Ltd.(a)	3,489	56,487
Maxim Integrated Products Inc.	3,347	60,715
Micrel Inc.	1,720	14,018
Microchip Technology Inc.	1,071	28,382
Micron Technology Inc.(a)	47,692	391,074
Microtune Inc.(a)	1,419	2,583
MKS Instruments Inc.(a)	3,318	64,004
Novellus Systems Inc.(a)	2,683	56,289
OmniVision Technologies Inc.(a)	3,560	57,957
Pericom Semiconductor Corp.(a)	1,635	16,039
Photronics Inc.(a)	3,303	15,656
PMC-Sierra Inc.(a)	15,359	146,832
Rovi Corp.(a)	2,166	72,778
Rudolph Technologies Inc.(a)	1,065	7,881
Semitool Inc.(a)	1,374	11,610
Silicon Image Inc.(a)	4,708	11,440
Standard Microsystems Corp.(a)	1,075	24,951
Techwell Inc.(a)	91	999
TriQuint Semiconductor Inc.(a)	4,446	34,323
Veeco Instruments Inc.(a)	884	20,615
Virage Logic Corp.(a)	1,265	6,591
White Electronic Designs Corp.(a)	1,344	6,209
Zoran Corp.(a)	879	10,126

		6,613,356
SHIPBUILDING – 0.00%
Todd Shipyards Corp.	338	5,557

		5,557
SOFTWARE – 0.41%
Activision Blizzard Inc.(a)	15,745	195,081
Acxiom Corp.(a)	855	8,088
American Reprographics Co.(a)	292	2,780
American Software Inc. Class A	200	1,306
AMICAS Inc.(a)	609	2,192
Autodesk Inc.(a)	5,070	120,666
Avid Technology Inc.(a)	1,569	22,107
Broadridge Financial Solutions Inc.	3,631	72,983
CA Inc.	6,003	132,006
Callidus Software Inc.(a)	846	2,546
Compuware Corp.(a)	16,666	122,162
CSG Systems International Inc.(a)	840	13,448

Deltek Inc.(a)	215	1,653
Digi International Inc.(a)	1,103	9,398
DivX Inc.(a)	991	5,411
Double-Take Software Inc.(a)	103	1,050
Emdeon Inc. Class A(a)	471	7,630
Epicor Software Corp.(a)	3,180	20,257
Fair Isaac Corp.	3,444	74,012
Fidelity National Information Services Inc.	8,111	206,912
IMS Health Inc.	9,443	144,950
infoGROUP Inc.(a)	1,081	7,578
InnerWorkings Inc.(a)	297	1,467
JDA Software Group Inc.(a)	471	10,334
Lawson Software Inc.(a)	5,464	34,095
ManTech International Corp. Class A(a)	285	13,441
Medidata Solutions Inc.(a)	91	1,379
MoneyGram International Inc.(a)	833	2,616
Monotype Imaging Holdings Inc.(a)	1,326	11,152
MSC Software Corp.(a)	2,884	24,254
Novell Inc.(a)	12,665	57,119
Nuance Communications Inc.(a)	1,288	19,268
Omnicell Inc.(a)	314	3,498
Omniture Inc.(a)	266	5,703
OpenTV Corp. Class A(a)	2,607	3,598
Pervasive Software Inc.(a)	911	4,509
Quest Software Inc.(a)	3,786	63,794
Schawk Inc.	1,035	12,078
SeaChange International Inc.(a)	1,069	8,018
Synchronoss Technologies Inc.(a)	165	2,058
SYNNEX Corp.(a)	1,065	32,461
Take-Two Interactive Software Inc.(a)	4,735	53,079
THQ Inc.(a)	1,473	10,075
Total System Services Inc.	3,058	49,264
Trident Microsystems Inc.(a)	4,667	12,088

		1,609,564
STORAGE & WAREHOUSING – 0.01%
Mobile Mini Inc.(a)	1,750	30,380

		30,380
TELECOMMUNICATIONS – 6.01%
Adaptec Inc.(a)	7,680	25,651
ADC Telecommunications Inc.(a)	5,401	45,044
ADTRAN Inc.	853	20,941
Airvana Inc.(a)	1,023	6,926
Amdocs Ltd.(a)	11,314	304,120
Anaren Inc.(a)	115	1,955
Anixter International Inc.(a)	1,755	70,393
ARRIS Group Inc.(a)	2,121	27,594
AT&T Inc.	402,272	10,865,367
Atlantic Tele-Network Inc.	605	32,319
Black Box Corp.	1,230	30,861
CenturyTel Inc.	20,225	679,560
Ciena Corp.(a)	5,511	89,719
Cincinnati Bell Inc.(a)	12,220	42,770
Clearwire Corp. Class A(a)	4,244	34,504
CommScope Inc.(a)	6,421	192,181
Communications Systems Inc.	544	6,354
Consolidated Communications Holdings Inc.	622	9,958
Corning Inc.	15,394	235,682
CPI International Inc.(a)	208	2,328
Crown Castle International Corp.(a)	12,788	401,032
D&E Communications Inc.	896	10,295
EchoStar Corp. Class A(a)	2,532	46,741
EMS Technologies Inc.(a)	189	3,935
Extreme Networks Inc.(a)	6,836	19,141
FairPoint Communications Inc.(b)	959	393
Frontier Communications Corp.	12,274	92,546
General Communication Inc. Class A(a)	1,255	8,609

GeoEye Inc.(a)	70	1,876
Global Crossing Ltd.(a)	288	4,118
Globecomm Systems Inc.(a)	1,288	9,364
Harmonic Inc.(a)	1,555	10,387
Harris Corp.	1,959	73,658
Harris Stratex Networks Inc.(a)	4,320	30,240
Iowa Telecommunications Services Inc.	2,007	25,288
iPCS Inc.(a)	92	1,601
JDS Uniphase Corp.(a)	7,223	51,356
Knology Inc.(a)	1,341	13,075
KVH Industries Inc.(a)	50	500
Leap Wireless International Inc.(a)	952	18,612
Level 3 Communications Inc.(a)	112,361	156,182
LogMeIn Inc.(a)	133	2,435
MasTec Inc.(a)	997	12,114
Motorola Inc.	146,229	1,256,107
NETGEAR Inc.(a)	1,763	32,351
Network Equipment Technologies Inc.(a)	1,277	9,233
Newport Corp.(a)	2,247	19,684
NII Holdings Inc.(a)	10,711	321,116
Oplink Communications Inc.(a)	393	5,706
Opnext Inc.(a)	2,321	6,801
Plantronics Inc.	406	10,885
Polycom Inc.(a)	3,467	92,742
Powerwave Technologies Inc.(a)	9,027	14,443
Preformed Line Products Co.	14	561
Premiere Global Services Inc.(a)	1,189	9,881
Qwest Communications International Inc.	100,861	384,280
RF Micro Devices Inc.(a)	1,387	7,531
Sonus Networks Inc.(a)	13,704	29,052
Sprint Nextel Corp.(a)	190,721	753,348
SureWest Communications(a)	888	11,029
Sycamore Networks Inc.(a)	13,823	41,745
Symmetricom Inc.(a)	3,367	17,441
Syniverse Holdings Inc.(a)	816	14,280
Tekelec(a)	3,085	50,687
Telephone and Data Systems Inc.	6,271	194,464
Tellabs Inc.(a)	26,842	185,747
3Com Corp.(a)	4,876	25,501
United States Cellular Corp.(a)	1,056	41,258
USA Mobility Inc.	152	1,958
UTStarcom Inc.(a)(b)	7,482	15,637
Verizon Communications Inc.	193,678	5,862,633
Virgin Media Inc.	19,617	273,069
Virgin Mobile USA Inc. Class A(a)	1,389	6,945
Windstream Corp.	16,181	163,914

		23,577,754
TEXTILES – 0.12%
Cintas Corp.	7,319	221,839
G&K Services Inc. Class A	1,185	26,260
Mohawk Industries Inc.(a)	3,771	179,839
UniFirst Corp.	795	35,338

		463,276
TOYS, GAMES & HOBBIES – 0.07%
Hasbro Inc.	3,518	97,625
JAKKS Pacific Inc.(a)	1,985	28,425
LeapFrog Enterprises Inc.(a)	2,341	9,622
Mattel Inc.	5,586	103,118
RC2 Corp.(a)	1,543	21,988

		260,778

TRANSPORTATION – 1.90%
Air Transport Services Group Inc.(a)	1,496	5,176
Alexander & Baldwin Inc.	2,754	88,376
American Commercial Lines Inc.(a)	570	16,598
Arkansas Best Corp.	1,671	50,030
Atlas Air Worldwide Holdings Inc.(a)	1,171	37,437
Bristow Group Inc.(a)	1,989	59,053
Burlington Northern Santa Fe Corp.	17,922	1,430,713
CAI International Inc.(a)	956	7,046
Celadon Group Inc.(a)	287	3,246
Con-way Inc.	2,267	86,871
CSX Corp.	26,664	1,116,155
DHT Maritime Inc.	3,488	13,115
Dynamex Inc.(a)	71	1,159
Eagle Bulk Shipping Inc.	4,069	20,874
FedEx Corp.	21,231	1,596,996
Forward Air Corp.	997	23,081
Frontline Ltd.(b)	3,542	82,847
Genco Shipping & Trading Ltd.	1,740	36,157
General Maritime Corp.	3,276	25,356
Golar LNG Ltd.(b)	912	10,087
GulfMark Offshore Inc.(a)	715	23,409
Heartland Express Inc.	1,153	16,603
Horizon Lines Inc. Class A(b)	1,797	11,411
Hub Group Inc. Class A(a)	1,293	29,545
International Shipholding Corp.	432	13,310
Kansas City Southern Industries Inc.(a)	3,407	90,251
Kirby Corp.(a)	2,935	108,067
Knight Transportation Inc.	770	12,921
Knightsbridge Tankers Ltd.	1,109	14,461
Nordic American Tanker Shipping Ltd.(b)	2,902	85,841
Norfolk Southern Corp.	21,828	941,005
Old Dominion Freight Line Inc.(a)	1,590	48,384
Overseas Shipholding Group Inc.	1,584	59,194
Pacer International Inc.	2,688	10,376
Patriot Transportation Holding Inc.(a)	31	2,341
PHI Inc.(a)	315	6,388
Ryder System Inc.	3,851	150,420
Saia Inc.(a)	996	16,016
Ship Finance International Ltd.	1,084	13,322
TBS International Ltd.(a)(b)	778	6,769
Teekay Corp.	1,639	35,845
Ultrapetrol (Bahamas) Ltd.(a)	1,791	8,812
Union Pacific Corp.	16,154	942,586
Universal Truckload Services Inc.	534	8,816
USA Truck Inc.(a)	158	2,007
UTi Worldwide Inc.	687	9,948
Werner Enterprises Inc.	3,034	56,523
YRC Worldwide Inc.(a)(b)	4,067	18,098

		7,453,042
TRUCKING & LEASING – 0.04%
Aircastle Ltd.(b)	3,325	32,153
AMERCO(a)	568	26,048
GATX Corp.	1,866	52,155
Greenbrier Companies Inc. (The)	1,259	14,743
TAL International Group Inc.	829	11,788
Textainer Group Holdings Ltd.	520	8,325
Willis Lease Finance Corp.(a)	417	5,700

		150,912

WATER – 0.12%
American States Water Co.	1,331	48,156
American Water Works Co. Inc.	3,814	76,051
Aqua America Inc.	9,290	163,876
Artesian Resources Corp. Class A	360	6,055
California Water Service Group	1,262	49,142
Connecticut Water Service Inc.	584	13,076
Consolidated Water Co. Ltd.	606	9,896
Middlesex Water Co.	942	14,205
Pennichuck Corp.	253	5,505
PICO Holdings Inc.(a)	940	31,349
SJW Corp.	883	20,177
Southwest Water Co.	1,899	9,343
York Water Co.	415	5,752

		452,583

TOTAL COMMON STOCKS
(Cost: $503,126,329)		391,659,842

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.96%

MONEY MARKET FUNDS – 0.96%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.22%(d)(e)(f)	3,018,936	3,018,936
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.18%(d)(e)(f)	460,748	460,748
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.04%(d)(e)	307,388	307,388

		3,787,072

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,787,072)		3,787,072

TOTAL INVESTMENTS IN SECURITIES – 100.83%
(Cost: $506,913,401)		395,446,914
Other Assets, Less Liabilities – (0.83)%		(3,265,554)

NET ASSETS – 100.00%		$392,181,360

NVS - Non-Voting Shares

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Security valued using Level 3 inputs. See Note 1.

(d)	Affiliated issuer. See Note 2.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL MICROCAP INDEX FUND

September 30, 2009

Security	Shares	Value
COMMON STOCKS – 99.75%

ADVERTISING – 0.17%
APAC Customer Services Inc.(a)	42,769	$252,765
Gaiam Inc. Class A(a)	28,116	196,250
Marchex Inc. Class B	32,351	158,843

		607,858
AEROSPACE & DEFENSE – 0.40%
Allied Defense Group Inc. (The)(a)	9,012	46,953
Ducommun Inc.	18,088	342,044
GenCorp Inc.(a)	81,649	437,639
Herley Industries Inc.(a)	23,789	310,446
Innovative Solutions and Support Inc.(a)	29,691	148,752
LMI Aerospace Inc.(a)	14,470	145,134

		1,430,968
AGRICULTURE – 0.24%
AgFeed Industries Inc.(a)(b)	44,241	236,247
Alico Inc.	7,723	226,979
Cadiz Inc.(a)(b)	24,598	287,797
Griffin Land & Nurseries Inc.	1,512	48,384
Maui Land & Pineapple Co. Inc.(a)(b)	8,291	52,150

		851,557
AIRLINES – 0.74%
Hawaiian Holdings Inc.(a)	84,486	697,854
Pinnacle Airlines Corp.(a)	29,776	199,499
Republic Airways Holdings Inc.(a)	55,643	519,149
US Airways Group Inc.(a)(b)	256,764	1,206,791

		2,623,293
APPAREL – 0.80%
American Apparel Inc.(a)	48,617	170,646
Cherokee Inc.	17,569	421,129
G-III Apparel Group Ltd.(a)	22,176	313,790
Heelys Inc.	32,342	68,565
Maidenform Brands Inc.(a)	32,649	524,343
Oxford Industries Inc.	22,224	437,813
Perry Ellis International Inc.(a)	16,409	263,200
R.G. Barry Corp.	9,085	70,681
Unifi Inc.(a)	74,524	238,477
Weyco Group Inc.	14,596	334,248

		2,842,892
AUTO MANUFACTURERS – 0.04%
Wabash National Corp.(a)	47,924	130,353

		130,353
AUTO PARTS & EQUIPMENT – 1.93%
American Axle & Manufacturing Holdings Inc.(b)	67,464	477,645
Amerigon Inc. Class A(a)	36,057	265,019

ArvinMeritor Inc.	116,753	913,008
ATC Technology Corp.(a)	32,017	632,656
Dana Holding Corp.(a)	158,811	1,081,503
Dorman Products Inc.(a)	20,278	304,576
Fuel Systems Solutions Inc.(a)	20,558	739,882
Miller Industries Inc.(a)	19,452	213,972
Modine Manufacturing Co.	52,381	485,572
Motorcar Parts of America Inc.(a)	20,023	102,518
SORL Auto Parts Inc.(a)	13,644	70,267
Spartan Motors Inc.	53,572	275,360
Standard Motor Products Inc.	27,065	411,388
Superior Industries International Inc.	38,467	546,231
Wonder Auto Technology Inc.(a)	24,682	296,184

		6,815,781
BANKS – 8.74%
Access National Corp.	21,329	134,799
Alliance Financial Corp.	7,879	213,127
American National Bankshares Inc.	3,906	85,229
Ameris Bancorp	31,503	225,246
AmeriServ Financial Inc.	86,997	156,595
Ames National Corp.	15,858	382,336
Arrow Financial Corp.	22,271	607,776
Bancorp Inc. (The)(a)	27,217	155,681
Bancorp Rhode Island Inc.	7,489	187,075
BancTrust Financial Group Inc.(b)	40,812	145,699
Bank of Florida Corp.(a)(b)	33,288	78,893
Bank of Granite Corp.(a)	37,707	38,838
Bank of Marin Bancorp	8,401	263,203
Banner Corp.(b)	31,764	86,716
Berkshire Bancorp Inc.	7,364	50,296
Boston Private Financial Holdings Inc.	117,449	764,593
Bridge Bancorp Inc.	4,909	119,436
Bridge Capital Holdings(a)	19,847	138,929
Bryn Mawr Bank Corp.	19,680	343,810
Cadence Financial Corp.	42,279	77,371
Camden National Corp.	16,316	539,081
Capital City Bank Group Inc.(b)	23,077	327,693
Capitol Bancorp Ltd.	35,595	92,903
Cardinal Financial Corp.	57,385	472,279
Cascade Bancorp(b)	48,588	58,791
Cass Information Systems Inc.	14,435	431,029
Center Bancorp Inc.(b)	37,276	280,688
Center Financial Corp.	33,504	127,985
Centerstate Banks Inc.	18,440	145,492
Central Pacific Financial Corp.(b)	53,874	135,762
Century Bancorp Inc. Class A	2,116	45,917
Citizens & Northern Corp.	17,898	264,711
Citizens Holding Co.(b)	2,135	56,492
Citizens Republic Bancorp Inc.(a)(b)	216,221	164,328
City Bank(b)	35,703	92,471
CNB Financial Corp.(b)	11,812	202,812
CoBiz Financial Inc.	44,875	223,477
Columbia Banking System Inc.	41,201	681,877
Eagle Bancorp Inc.(a)	10,860	104,039
Eastern Virginia Bankshares Inc.	1,260	10,408
Encore Bancshares Inc.(a)	13,841	124,431
Enterprise Financial Services Corp.(b)	23,865	220,751
Farmers Capital Bank Corp.	7,690	137,497
Financial Institutions Inc.	19,727	196,678
First Bancorp (North Carolina)	31,487	568,340
First Bancorp Inc. (The) (Maine)	18,354	341,384
First Citizens Banc Corp.	171	903
First Community Bancshares Inc.	20,281	255,946

First Financial Bancorp	69,709	839,993
First Merchants Corp.	40,207	280,243
First of Long Island Corp. (The)	3,662	97,373
First Security Group Inc.	38,887	149,715
First South Bancorp Inc.(b)	20,223	232,564
First State Bancorp(a)	50,862	60,526
Firstbank Corp.	9,633	54,426
FNB United Corp.	1,582	4,208
Frontier Financial Corp.(b)	87,150	94,993
German American Bancorp Inc.	25,931	402,190
Great Southern Bancorp Inc.(b)	19,641	465,688
Green Bancshares Inc.(b)	33,251	166,255
Guaranty Bancorp(a)	100,259	148,383
Hampton Roads Bankshares Inc.(b)	45,510	131,069
Hanmi Financial Corp.(a)	99,729	163,556
Harleysville National Corp.	75,872	404,398
Heartland Financial USA Inc.(b)	27,998	412,970
Heritage Commerce Corp.	28,822	136,040
Independent Bank Corp. (Michigan)	50,273	95,519
Integra Bank Corp.	55,527	61,635
Intervest Bancshares Corp.(a)	30,993	111,575
Lakeland Bancorp Inc.	42,571	319,282
Lakeland Financial Corp.	29,633	611,921
LNB Bancorp Inc.	32,010	213,827
Macatawa Bank Corp.(a)(b)	25,039	65,101
MainSource Financial Group Inc.	41,344	281,139
MBT Financial Corp.	57,117	119,946
Mercantile Bank Corp.	30,410	128,026
Midwest Banc Holdings Inc.(a)(b)	77,902	55,310
Nara Bancorp Inc.	47,095	327,310
National Bankshares Inc.(b)	11,620	295,729
NewBridge Bancorp(a)	43,664	119,639
Old Second Bancorp Inc.(b)	25,926	148,556
Oriental Financial Group Inc.	40,418	513,309
Pacific Capital Bancorp	91,209	131,341
Pacific Continental Corp.	18,785	197,806
Pacific Mercantile Bancorp(a)	22,541	78,443
Peapack-Gladstone Financial Corp.	12,227	196,366
Peoples Bancorp Inc.	20,308	265,019
Pinnacle Financial Partners Inc.(a)	50,765	645,223
Preferred Bank	33,756	110,045
PremierWest Bancorp	36,710	99,484
QCR Holdings Inc.	3,057	31,640
Renasant Corp.	40,112	595,663
Republic First Bancorp Inc.(a)(b)	30,718	139,460
Riverview Bancorp Inc.(a)	25,766	95,334
S.Y. Bancorp Inc.	26,203	605,027
Sandy Spring Bancorp Inc.	29,914	487,000
SCBT Financial Corp.	25,834	725,935
Seacoast Banking Corp. of Florida	46,621	117,485
Shore Bancshares Inc.	18,145	303,566
Sierra Bancorp(b)	17,179	206,320
Smithtown Bancorp Inc.	31,459	363,037
South Financial Group Inc. (The)	254,345	373,887
Southern Community Financial Corp.	44,951	134,403
Southside Bancshares Inc.	28,611	644,320
Southwest Bancorp Inc.	29,330	411,793
State Bancorp Inc.	22,876	193,302
Stellar One Corp.	45,951	677,777
Sterling Bancorp	40,442	291,991
Sterling Financial Corp.(a)	87,013	174,026
Suffolk Bancorp	22,503	666,314
Sun Bancorp Inc. (New Jersey)(a)	29,905	157,898
Superior Bancorp(a)	28,439	69,391

Taylor Capital Group Inc.(a)(b)	11,589	76,487
Tower Bancorp Inc.	1,875	49,256
TriCo Bancshares	27,907	457,675
UCBH Holdings Inc.(b)	200,097	160,078
Union Bankshares Corp.	27,028	336,499
United Security Bancshares(a)(b)	15,676	70,542
United Security Bancshares Inc.(b)	7,384	163,851
United Western Bancorp Inc.	18,422	73,135
Univest Corp. of Pennsylvania	26,299	569,899
Virginia Commerce Bancorp Inc.(a)	44,108	175,991
W Holding Co. Inc.(b)	4,736	63,462
Washington Trust Bancorp Inc.	30,574	535,656
West Bancorporation	36,662	181,844
West Coast Bancorp	35,310	87,569
Wilshire Bancorp Inc.	39,206	287,772
Yadkin Valley Financial Corp.	31,837	148,679

		30,899,918
BEVERAGES – 0.28%
Diedrich Coffee Inc.(a)(b)	4,661	112,097
Farmer Brothers Co.	14,087	291,601
Peet’s Coffee & Tea Inc.(a)	20,129	568,242

		971,940
BIOTECHNOLOGY – 4.08%
Affymax Inc.(a)	23,519	561,869
Arena Pharmaceuticals Inc.(a)	145,377	649,835
ARIAD Pharmaceuticals Inc.(a)	164,193	364,508
ArQule Inc.(a)	69,596	315,966
ARYx Therapeutics Inc.(a)(b)	34,748	108,761
AspenBio Pharma Inc.(a)(b)	41,532	84,725
Avigen Inc.(a)	60,661	90,385
BioCryst Pharmaceuticals Inc.(a)(b)	35,107	289,282
BioMimetic Therapeutics Inc.(a)	24,871	303,675
BioSante Pharmaceuticals Inc.(a)(b)	48,572	96,173
Cambrex Corp.(a)	47,945	302,053
Cardium Therapeutics Inc.(a)	65,755	106,523
Celldex Therapeutics Inc.(a)(b)	20,054	110,096
Celsion Corp.(a)	7,163	25,142
Cleveland Biolabs Inc.(a)(b)	17,460	72,808
CombiMatrix Corp.(a)	13,532	89,176
CryoLife Inc.(a)	46,907	373,849
CuraGen Corp.(a)	84,261	123,864
Curis Inc.(a)	110,287	258,072
Cytokinetics Inc.(a)	65,730	347,712
Cytori Therapeutics Inc.(a)(b)	43,249	170,834
Enzo Biochem Inc.(a)	51,989	368,082
Enzon Pharmaceuticals Inc.(a)(b)	75,480	622,710
Exact Sciences Corp.(a)	46,056	128,036
GTC Biotherapeutics Inc.(a)	11,768	18,829
GTx Inc.(a)(b)	32,202	412,186
Harvard Bioscience Inc.(a)	44,404	168,291
Idera Pharmaceuticals Inc.(a)(b)	37,173	275,452
Immunomedics Inc.(a)	105,600	582,912
Lexicon Pharmaceuticals Inc.(a)	121,288	258,343
Maxygen Inc.(a)	41,946	280,619
MDRNA Inc.(a)(b)	61,987	86,782
Micromet Inc.(a)(b)	85,835	571,661
Molecular Insight Pharmaceuticals Inc.(a)(b)	31,079	171,867
Momenta Pharmaceuticals Inc.(a)	58,294	618,499
Nanosphere Inc.(a)	17,602	126,030
Neuralstem Inc.(a)	35,797	56,201
Novavax Inc.(a)(b)	99,533	394,151
OncoGenex Pharmaceutical Inc.(a)(b)	7,064	254,304

Oncothyreon Inc.(a)(b)	40,503	211,021
Orchid Cellmark Inc.(a)	51,061	85,782
Orexigen Therapeutics Inc.(a)	38,551	379,727
Oxigene Inc.(a)	53,190	75,530
PharmAthene Inc.(a)	31,072	126,463
Protalix BioTherapeutics Inc.(a)	56,008	462,626
Repligen Corp.(a)	55,586	278,486
Rexahn Pharmaceuticals Inc.(a)(b)	41,466	36,490
RTI Biologics Inc.(a)	92,352	401,731
RXi Pharmaceuticals Corp.(a)	12,997	31,843
Sangamo BioSciences Inc.(a)(b)	68,318	560,891
Sequenom Inc.(a)(b)	97,675	315,490
StemCells Inc.(a)	170,429	277,799
SuperGen Inc.(a)	105,185	280,844
Transcept Pharmaceuticals Inc.(a)	8,997	124,429
Vical Inc.(a)(b)	64,673	275,507
ZIOPHARM Oncology Inc.(a)(b)	88,435	243,196

		14,408,118
BUILDING MATERIALS – 0.62%
AAON Inc.	22,831	458,446
Builders FirstSource Inc.(a)(b)	25,313	110,365
Comfort Systems USA Inc.	64,448	746,952
LSI Industries Inc.	33,655	223,806
NCI Building Systems Inc.(a)(b)	27,336	87,475
Trex Co. Inc.(a)(b)	25,847	470,415
U.S. Concrete Inc.(a)	62,473	108,078

		2,205,537
CHEMICALS – 2.29%
Aceto Corp.	45,502	300,313
American Pacific Corp.(a)	15,170	117,719
American Vanguard Corp.	31,584	262,463
Chase Corp.	14,107	165,052
Ferro Corp.	70,097	623,863
Georgia Gulf Corp.(a)(b)	52,362	1,570,860
Hawkins Inc.(b)	17,209	402,002
ICO Inc.(a)	49,247	229,983
Innophos Holdings Inc.	27,841	515,058
Innospec Inc.	39,790	586,902
KMG Chemicals Inc.	10,966	122,490
Landec Corp.(a)	43,824	280,474
NL Industries Inc.	12,248	82,062
OMNOVA Solutions Inc.(a)	76,077	492,979
Penford Corp.	20,376	146,096
Quaker Chemical Corp.	18,533	406,429
ShengdaTech Inc.(a)(b)	45,921	292,058
Spartech Corp.	50,242	541,106
Symyx Technologies Inc.(a)	56,288	372,627
Zep Inc.	36,412	591,695

		8,102,231
COAL – 0.06%
National Coal Corp.(a)(b)	54,011	66,434
Westmoreland Coal Co.(a)	17,436	141,755

		208,189
COMMERCIAL SERVICES – 5.40%
Albany Molecular Research Inc.(a)	37,846	327,746
American Caresource Holdings Inc.(a)	25,515	111,501
AMN Healthcare Services Inc.(a)	51,722	491,876
Barrett Business Services Inc.	12,016	127,129
Bowne & Co. Inc.	52,595	404,981
Cardtronics Inc.(a)	19,329	151,153

Carriage Services Inc.(a)	31,958	124,636
CDI Corp.	20,742	291,425
ChinaCast Education Corp.(a)	35,948	261,342
Collectors Universe Inc.(a)	22,508	126,495
Compass Diversified Holdings	45,297	474,260
Consolidated Graphics Inc.(a)	16,064	400,797
Cornell Companies Inc.(a)	18,508	415,320
CorVel Corp.(a)	13,597	386,155
CPI Corp.	9,173	114,387
CRA International Inc.(a)	17,436	475,828
Cross Country Healthcare Inc.(a)	51,592	480,322
Diamond Management & Technology Consultants Inc.	40,730	279,000
Dollar Financial Corp.(a)	40,110	642,562
Dollar Thrifty Automotive Group Inc.(a)	34,656	852,191
Edgewater Technology Inc.(a)	19,730	58,006
Electro Rent Corp.	33,252	383,063
ExlService Holdings Inc.(a)	24,548	364,783
Exponent Inc.(a)	22,675	638,755
Franklin Covey Co.(a)	23,472	137,311
Great Lakes Dredge & Dock Corp.	67,448	470,787
H&E Equipment Services Inc.(a)	44,261	501,477
Hackett Group Inc. (The)(a)	64,093	185,870
Hill International Inc.(a)	39,414	279,839
Hudson Highland Group Inc.(a)	37,212	113,124
ICT Group Inc.(a)	15,031	157,826
Integrated Electrical Services Inc.(a)	11,717	94,322
Intersections Inc.(a)	20,372	117,546
Jackson Hewitt Tax Service Inc.	48,013	244,866
Kendle International Inc.(a)	23,003	384,610
Kenexa Corp.(a)	37,011	498,908
Kforce Inc.(a)	48,574	583,859
Learning Tree International Inc.(a)	12,598	143,491
LECG Corp.(a)	42,032	147,532
Mac-Gray Corp.(a)	20,269	218,500
Medifast Inc.(a)	21,512	467,241
MedQuist Inc.	13,852	88,099
Michael Baker Corp.(a)	13,426	487,901
Midas Inc.(a)	25,641	241,025
Multi-Color Corp.	18,654	287,831
Odyssey Marine Exploration Inc.(a)	99,451	184,979
On Assignment Inc.(a)	60,731	355,276
PDI Inc.(a)	19,733	90,377
PRG-Schultz International Inc.(a)	28,295	158,452
Princeton Review Inc. (The)(a)	30,441	127,852
Protection One Inc.(a)(b)	9,898	43,650
Providence Service Corp. (The)(a)	17,922	208,971
QC Holdings Inc.	11,611	78,374
Rewards Network Inc.(a)	13,659	187,675
Rural/Metro Corp.(a)	35,654	149,034
Saba Software Inc.(a)	40,711	171,393
Senomyx Inc.(a)	48,845	196,845
Spherion Corp.(a)	82,471	512,145
Standard Parking Corp.(a)	14,944	261,371
StarTek Inc.(a)	20,086	174,346
Team Inc.(a)	30,602	518,704
Transcend Services Inc.(a)	11,969	209,098
Tree.com Inc.(a)	11,102	83,820
Universal Technical Institute Inc.(a)	32,261	635,542
Versar Inc.(a)	13,578	65,989
VirnetX Holding Corp.(a)(b)	60,512	177,905
Volt Information Sciences Inc.(a)	20,179	246,587

		19,074,063

COMPUTERS – 3.68%
Acorn Energy Inc.(a)	20,609	112,525
Agilysys Inc.	26,286	173,225
CIBER Inc.(a)	106,973	427,892
Cogo Group Inc.(a)	41,132	251,728
Compellent Technologies Inc.(a)	27,658	499,227
Computer Task Group Inc.(a)	27,334	221,679
COMSYS IT Partners Inc.(a)	23,970	153,408
Cray Inc.(a)	56,529	470,887
Datalink Corp.(a)	12,882	46,375
Digimarc Corp.(a)	13,981	212,371
Dynamics Research Corp.(a)	15,993	208,229
EasyLink Services International Corp. Class A(a)	33,811	56,126
Echelon Corp.(a)(b)	53,026	682,445
eLoyalty Corp.(a)	8,034	64,352
Furmanite Corp.(a)	61,508	265,099
Hutchinson Technology Inc.(a)	35,271	250,424
iCAD Inc.(a)	51,080	109,822
iGATE Corp.	34,943	299,811
Immersion Corp.(a)	48,131	206,001
Innodata Isogen Inc.(a)	37,801	300,518
Integral Systems Inc.(a)	27,628	190,633
Interphase Corp.(a)	11,260	53,485
Isilon Systems Inc.(a)	41,554	253,479
LaserCard Corp.(a)	19,914	168,074
LivePerson Inc.(a)	69,270	349,121
Magma Design Automation Inc.(a)(b)	72,722	151,989
Maxwell Technologies Inc.(a)(b)	37,767	696,046
Mercury Computer Systems Inc.(a)	38,104	375,705
NCI Inc. Class A(a)	10,690	306,375
Ness Technologies Inc.(a)	60,740	479,239
NYFIX Inc.(a)	64,813	106,941
PAR Technology Corp.(a)(b)	14,836	94,654
Pomeroy IT Solutions Inc.(a)	32,615	210,367
Quantum Corp.(a)	330,396	416,299
Radiant Systems Inc.(a)	45,160	485,018
RadiSys Corp.(a)	40,214	349,460
Rimage Corp.(a)	17,209	294,102
Silicon Graphics International Corp.(a)	50,400	338,184
Silicon Storage Technology Inc.(a)	130,766	316,454
SMART Modular Technologies (WWH) Inc.(a)	59,230	281,935
Stratasys Inc.(a)	33,927	582,187
Super Micro Computer Inc.(a)	39,290	332,393
TechTeam Global Inc.(a)	15,561	132,269
3D Systems Corp.(a)(b)	30,477	281,303
Tier Technologies Inc. Class B(a)	32,009	271,436
TransAct Technologies Inc.(a)	18,470	97,891
USA Technologies Inc.(a)	35,752	60,778
Virtusa Corp.(a)	23,936	227,153
Wave Systems Corp. Class A(a)(b)	109,387	94,248

		13,009,362
COSMETICS & PERSONAL CARE – 0.27%
Elizabeth Arden Inc.(a)	38,397	451,933
Inter Parfums Inc.	22,451	274,127
Parlux Fragrances Inc.(a)(b)	29,879	64,539
Revlon Inc. Class A(a)	30,632	148,872

		939,471
DISTRIBUTION & WHOLESALE – 0.70%
BlueLinx Holdings Inc.(a)(b)	15,647	62,744
BMP Sunstone Corp.(a)(b)	53,309	216,968
Chindex International Inc.(a)	22,524	283,352
Core-Mark Holding Co. Inc.(a)	17,945	513,227

Houston Wire & Cable Co.	30,293	334,738
MWI Veterinary Supply Inc.(a)	18,293	730,805
Rentrak Corp.(a)	18,542	331,160

		2,472,994
DIVERSIFIED FINANCIAL SERVICES – 2.06%
Ampal-American Israel Corp. Class A(a)	39,044	79,259
Asta Funding Inc.(b)	20,402	154,239
Broadpoint Gleacher Securities Inc.(a)	73,418	612,306
CompuCredit Holdings Corp.(a)(b)	23,637	111,330
Cowen Group Inc.(a)	27,543	196,106
Diamond Hill Investment Group Inc.(a)	4,483	259,880
Encore Capital Group Inc.(a)	21,250	285,813
Epoch Holding Corp.	23,307	203,936
FBR Capital Markets Corp.(a)	26,352	156,267
FCStone Group Inc.(a)	42,161	203,216
Federal Agricultural Mortgage Corp.(b)	15,229	114,218
First Marblehead Corp. (The)(a)(b)	94,952	208,894
FirstCity Financial Corp.(a)	26,457	219,593
International Assets Holding Corp.(a)(b)	7,809	128,927
JMP Group Inc.	26,827	259,149
LaBranche & Co. Inc.(a)	90,472	307,605
MarketAxess Holdings Inc.(a)	53,444	644,000
Marlin Business Services Corp.(a)	17,696	144,753
NewStar Financial Inc.(a)	41,719	137,256
Oppenheimer Holdings Inc. Class A	15,502	377,474
Penson Worldwide Inc.(a)	29,862	290,856
Sanders Morris Harris Group Inc.	34,362	203,079
SWS Group Inc.	39,747	572,357
Thomas Weisel Partners Group Inc.(a)	35,093	187,397
TradeStation Group Inc.(a)	53,653	437,272
U.S. Global Investors Inc. Class A(b)	21,374	263,541
Virtus Investment Partners Inc.(a)	9,762	152,385
Westwood Holdings Group Inc.	11,054	383,574

		7,294,682
ELECTRIC – 0.30%
Central Vermont Public Service Corp.	20,727	400,031
Florida Public Utilities Co.	7,410	90,032
U.S. Geothermal Inc.(a)(b)	106,716	166,477
Unitil Corp.	17,642	396,063

		1,052,603
ELECTRICAL COMPONENTS & EQUIPMENT – 1.14%
Advanced Battery Technologies Inc.(a)(b)	81,459	353,532
C&D Technologies Inc.(a)(b)	38,161	82,046
China BAK Battery Inc.(a)(b)	61,220	303,039
Coleman Cable Inc.(a)(b)	14,250	62,415
Graham Corp.	16,060	249,733
Harbin Electric Inc.(a)	20,557	347,002
Insteel Industries Inc.	27,544	329,151
Magnetek Inc.(a)	49,402	77,067
Nexxus Lighting Inc.(a)	9,205	52,376
NIVS IntelliMedia Technology Group Inc.(a)	11,373	30,480
Orion Energy Systems Inc.(a)(b)	30,361	95,030
Power-One Inc.(a)(b)	113,525	221,374
PowerSecure International Inc.(a)	30,251	205,102
Research Frontiers Inc.(a)(b)	34,831	143,504
SatCon Technology Corp.(a)	87,496	149,618
SmartHeat Inc.(a)(b)	11,180	132,707
Superconductor Technologies Inc.(a)(b)	23,258	69,774
Ultralife Corp.(a)	21,820	132,229
Universal Display Corp.(a)	48,279	576,451
Valence Technology Inc.(a)(b)	82,995	149,391
Vicor Corp.(a)	33,321	257,238

		4,019,259

ELECTRONICS – 2.26%
Bel Fuse Inc. Class B	18,008	342,692
BTU International Inc.(a)	14,522	89,456
California Micro Devices Corp.(a)	49,029	157,873
CTS Corp.	55,113	512,551
Cyberoptics Corp.(a)	17,724	119,283
DDi Corp.(a)	29,218	124,177
Electro Scientific Industries Inc.(a)	44,988	602,389
FARO Technologies Inc.(a)	28,230	484,991
Frequency Electronics Inc.(a)	20,406	94,480
ICx Technologies Inc.(a)	20,644	122,212
Iteris Inc.(a)	75,914	110,834
Keithley Instruments Inc.	21,461	118,894
LaBarge Inc.(a)	21,051	236,824
LeCroy Corp.(a)	24,197	97,998
LoJack Corp.(a)	31,190	158,757
Measurement Specialties Inc.(a)	23,818	243,182
MEMSIC Inc.(a)	25,956	97,335
Methode Electronics Inc.	62,048	537,956
Nu Horizons Electronics Corp.(a)	32,583	129,029
NVE Corp.(a)(b)	8,040	427,406
OSI Systems Inc.(a)	25,508	466,541
OYO Geospace Corp.(a)	7,059	182,334
RAE Systems Inc.(a)	63,201	69,521
Sonic Solutions Inc.(a)	34,016	201,715
Spectrum Control Inc.(a)	22,372	189,938
Spire Corp.(a)	10,892	61,104
SRS Labs Inc.(a)	23,685	173,137
Stoneridge Inc.(a)	24,507	173,510
Taser International Inc.(a)	101,554	479,335
Technitrol Inc.	66,629	613,653
UQM Technologies Inc.(a)	49,500	284,625
X-Rite Inc.(a)	49,545	99,585
Zygo Corp.(a)	24,896	168,795

		7,972,112
ENERGY - ALTERNATE SOURCES – 0.62%
Akeena Solar Inc.(a)(b)	39,567	44,711
Ascent Solar Technologies Inc.(a)(b)	25,029	188,719
Comverge Inc.(a)(b)	32,026	391,037
Evergreen Energy Inc.(a)(b)	213,489	132,363
FuelCell Energy Inc.(a)(b)	107,585	459,388
Green Plains Renewable Energy Inc.(a)(b)	15,573	110,568
Headwaters Inc.(a)	71,272	275,823
Hoku Scientific Inc.(a)(b)	24,330	72,017
MGP Ingredients Inc.(a)	26,013	113,417
New Generation Biofuels Holdings Inc.(a)(b)	34,348	29,883
Ocean Power Technologies Inc.(a)(b)	14,096	68,084
Real Goods Solar Inc. Class A(a)	13,967	37,571
Syntroleum Corp.(a)	105,475	284,783

		2,208,364
ENGINEERING & CONSTRUCTION – 0.25%
Argan Inc.(a)	11,379	152,934
ENGlobal Corp.(a)	31,843	131,193
Sterling Construction Co. Inc.(a)	16,331	292,488
VSE Corp.	7,493	292,302

		868,917
ENTERTAINMENT – 0.72%
Bluegreen Corp.(a)	25,387	77,430

Carmike Cinemas Inc.(a)	20,553	207,791
Century Casinos Inc.(a)	27,925	80,983
Dover Downs Gaming & Entertainment Inc.	24,470	139,479
Dover Motorsports Inc.	52,948	79,422
EDCI Holdings Inc.(a)	11,796	70,540
Empire Resorts Inc.(a)	41,189	123,979
Great Wolf Resorts Inc.(a)	47,207	168,529
Lakes Entertainment Inc.(a)	29,387	98,740
Reading International Inc. Class A(a)	26,422	108,594
Rick’s Cabaret International Inc.(a)	12,847	110,484
Shuffle Master Inc.(a)	87,882	827,848
Steinway Musical Instruments Inc.(a)	12,497	148,339
Tix Corp.(a)(b)	36,890	141,658
VCG Holding Corp.(a)(b)	29,325	64,515
Youbet.com Inc.(a)	53,331	111,995

		2,560,326
ENVIRONMENTAL CONTROL – 0.58%
American Ecology Corp.	30,960	578,952
Casella Waste Systems Inc. Class A(a)	32,089	94,342
CECO Environmental Corp.(a)	13,879	52,046
Fuel Tech Inc.(a)	29,665	332,248
Metalico Inc.(a)(b)	44,166	184,172
Met-Pro Corp.	26,962	261,262
Perma-Fix Environmental Services Inc.(a)	96,665	226,196
TRC Companies Inc.(a)	9,184	31,685
Waste Services Inc.(a)	35,058	161,968
WCA Waste Corp.(a)	32,908	128,012

		2,050,883
FOOD – 1.16%
Ark Restaurants Corp.	10,593	182,835
B&G Foods Inc. Class A	33,289	272,637
Benihana Inc. Class A(a)	24,400	139,812
Calavo Growers Inc.	20,309	385,465
Great Atlantic & Pacific Tea Co. Inc. (The)(a)	51,754	461,128
HQ Sustainable Maritime Industries Inc.(a)	18,733	164,850
Imperial Sugar Co.	21,397	271,314
Inventure Group (The) Inc.(a)	21,195	59,982
John B. Sanfilippo & Son Inc.(a)	17,183	199,666
Lifeway Foods Inc.(a)(b)	10,487	115,252
Overhill Farms Inc.(a)	29,703	179,703
Rocky Mountain Chocolate Factory Inc.	16,533	149,624
Seneca Foods Corp. Class A(a)	13,125	359,625
Spartan Stores Inc.	39,837	562,897
Tasty Baking Co.	12,761	83,712
Zhongpin Inc.(a)	35,019	515,480

		4,103,982
FOREST PRODUCTS & PAPER – 0.85%
Boise Inc.(a)	44,828	236,692
Buckeye Technologies Inc.(a)	61,078	655,367
KapStone Paper and Packaging Corp.(a)	35,293	287,285
Neenah Paper Inc.	23,346	274,782
Orchids Paper Products Co.(a)(b)	10,104	202,080
Schweitzer-Mauduit International Inc.	24,913	1,354,271

		3,010,477
GAS – 0.13%
Chesapeake Utilities Corp.	15,098	467,887

		467,887
HAND & MACHINE TOOLS – 0.21%
K-Tron International Inc.(a)	4,324	411,688

L.S. Starrett Co. (The) Class A	12,174	126,610
Raser Technologies Inc.(a)(b)	90,008	137,712
Thermadyne Holdings Corp.(a)	12,110	83,680

		759,690
HEALTH CARE – 0.04%
MEDTOX Scientific Inc.(a)	13,883	126,335

		126,335
HEALTH CARE - PRODUCTS – 5.05%
ABIOMED Inc.(a)	50,557	490,908
Alpha ProTech Ltd.(a)	38,712	216,787
Alphatec Holdings Inc.(a)	53,718	247,103
AngioDynamics Inc.(a)	40,600	559,468
Aspect Medical Systems Inc.(a)	31,274	374,663
AtriCure Inc.(a)	21,512	101,537
Atrion Corp.	2,051	296,164
ATS Medical Inc.(a)(b)	84,646	226,851
BioClinca Inc.(a)	22,542	92,648
BIOLASE Technology Inc.(a)(b)	47,832	108,100
Bovie Medical Corp.(a)(b)	33,841	265,652
Caliper Life Sciences Inc.(a)	88,431	249,375
Cantel Medical Corp.(a)	22,339	336,425
Cardiac Science Corp.(a)	34,343	137,372
Cardiovascular Systems Inc.(a)(b)	13,759	100,028
Cerus Corp.(a)	62,016	135,815
Clinical Data Inc.(a)(b)	19,893	331,616
Columbia Laboratories Inc.(a)(b)	73,086	94,281
Cutera Inc.(a)	25,304	218,880
Cynosure Inc. Class A(a)	17,832	207,743
Delcath Systems Inc.(a)(b)	44,862	220,272
DexCom Inc.(a)	77,907	617,803
Electro-Optical Sciences Inc.(a)(b)	31,852	305,142
Endologix Inc.(a)	78,656	486,881
EnteroMedics Inc.(a)(b)	26,342	126,178
Exactech Inc.(a)	14,702	231,409
Female Health Co. (The)(a)	33,501	169,180
Hansen Medical Inc.(a)(b)	42,383	148,341
HealthTronics Inc.(a)	61,790	152,003
Home Diagnostics Inc.(a)	23,251	157,177
Insulet Corp.(a)(b)	43,352	486,843
IRIS International Inc.(a)	32,187	363,713
Kensey Nash Corp.(a)	13,912	402,752
LCA-Vision Inc.(a)	25,976	182,092
MAKO Surgical Corp.(a)	27,729	242,906
Medical Action Industries Inc.(a)	25,030	302,112
Merge Healthcare Inc.(a)	41,842	171,971
Metabolix Inc.(a)(b)	32,781	336,989
Microvision Inc.(a)(b)	114,298	629,782
Micrus Endovascular Corp.(a)	28,256	365,915
Natus Medical Inc.(a)	45,903	708,283
NxStage Medical Inc.(a)(b)	38,615	258,334
OraSure Technologies Inc.(a)	75,221	218,141
Orthovita Inc.(a)	109,735	481,737
Osteotech Inc.(a)	32,895	146,383
Palomar Medical Technologies Inc.(a)	29,898	484,647
PURE Bioscience(a)	52,977	85,823
Rochester Medical Corp.(a)	20,239	243,678
Rockwell Medical Technologies Inc.(a)(b)	27,226	211,818
SenoRx Inc.(a)	35,473	191,199
Solta Medical Inc.(a)	79,093	179,541
Somanetics Corp.(a)	20,637	332,668
SonoSite Inc.(a)	28,162	745,167
Spectranetics Corp.(a)	55,333	354,685

Stereotaxis Inc.(a)(b)	47,096	210,048
Symmetry Medical Inc.(a)	57,129	592,428
Synovis Life Technologies Inc.(a)	20,002	276,028
TomoTherapy Inc.(a)	74,061	320,684
TranS1 Inc.(a)	24,030	115,584
Vascular Solutions Inc.(a)	33,402	276,235
Vital Images Inc.(a)	24,996	312,950
Young Innovations Inc.	8,260	217,321

		17,854,259
HEALTH CARE - SERVICES – 1.71%
Air Methods Corp.(a)	17,803	579,844
Alliance Healthcare Services Inc.(a)	40,127	227,119
Allied Healthcare International Inc.(a)	77,768	217,750
Almost Family Inc.(a)	11,862	352,895
America Service Group Inc.	15,771	260,852
American Dental Partners Inc.(a)	23,616	330,624
Assisted Living Concepts Inc. Class A(a)	16,364	339,062
Capital Senior Living Corp.(a)	39,807	242,823
Continucare Corp.(a)(b)	52,892	159,734
Emergent Group Inc.	6,334	44,655
Ensign Group Inc. (The)	19,063	267,454
Five Star Quality Care Inc.(a)	51,954	190,152
Health Fitness Corp.(a)	17,185	96,064
Life Sciences Research Inc.(a)	14,891	118,532
MedCath Corp.(a)	22,140	194,168
Metropolitan Health Networks Inc.(a)	79,996	174,391
NightHawk Radiology Holdings Inc.(a)	34,634	250,404
NovaMed Inc.(a)(b)	38,102	172,602
Odyssey Healthcare Inc.(a)	53,229	665,363
Psychemedics Corp.	21,509	133,356
RadNet Inc.(a)(b)	47,792	123,781
Skilled Healthcare Group Inc. Class A(a)	31,856	255,804
Sunrise Senior Living Inc.(a)	65,547	198,607
U.S. Physical Therapy Inc.(a)	20,058	302,274
Virtual Radiologic Corp.(a)(b)	11,816	153,962

		6,052,272
HOLDING COMPANIES - DIVERSIFIED – 0.09%
Information Services Group Inc.(a)	52,478	209,387
Resource America Inc. Class A	21,137	101,669

		311,056
HOME BUILDERS – 0.95%
AMREP Corp.(a)	2,342	30,914
Beazer Homes USA Inc.(a)(b)	57,686	322,465
Brookfield Homes Corp.(a)(b)	15,435	103,106
Cavco Industries Inc.(a)	12,192	432,816
China Housing & Land Development Inc.(a)(b)	42,199	162,466
Hovnanian Enterprises Inc. Class A(a)(b)	67,935	260,870
M/I Homes Inc.(a)	28,423	386,269
Palm Harbor Homes Inc.(a)(b)	22,085	63,826
Skyline Corp.	13,309	300,251
Standard-Pacific Corp.(a)	163,426	603,042
Winnebago Industries Inc.(a)	46,540	684,603

		3,350,628
HOME FURNISHINGS – 0.94%
American Technology Corp.(a)	48,220	85,349
American Woodmark Corp.	18,209	352,162
Audiovox Corp. Class A(a)	30,078	206,034
Furniture Brands International Inc.(a)	60,805	336,252
Hooker Furniture Corp.	19,811	267,449
Kimball International Inc. Class B	56,702	432,636

La-Z-Boy Inc.	83,901	725,744
Sealy Corp.(a)(b)	67,042	214,534
Stanley Furniture Co. Inc.	21,934	227,456
Universal Electronics Inc.(a)	22,804	465,658

		3,313,274
HOUSEHOLD PRODUCTS & WARES – 0.71%
ACCO Brands Corp.(a)	85,978	620,761
CSS Industries Inc.	13,016	257,326
Ennis Inc.	44,511	717,962
Kid Brands Inc.(a)	21,097	130,801
Oil-Dri Corp. of America	14,847	215,282
Prestige Brands Holdings Inc.(a)	55,649	391,769
Standard Register Co. (The)	32,412	190,583

		2,524,484
HOUSEWARES – 0.03%
Lifetime Brands Inc.(b)	19,031	109,048

		109,048
INSURANCE – 2.97%
Affirmative Insurance Holdings Inc.	29,398	144,638
American Independence Corp.(a)	2,311	10,977
American Physicians Capital Inc.	17,631	507,949
American Physicians Service Group Inc.	16,263	374,700
American Safety Insurance Holdings Ltd.(a)	16,420	259,436
Amerisafe Inc.(a)	33,179	572,338
Baldwin & Lyons Inc. Class B	17,678	414,549
Citizens Inc.(a)(b)	59,597	377,845
Crawford & Co. Class B(a)	36,278	159,986
Eastern Insurance Holdings Inc.	26,518	252,717
EMC Insurance Group Inc.	10,449	220,787
FBL Financial Group Inc. Class A	18,798	365,245
First Acceptance Corp.(a)	37,728	101,866
First Mercury Financial Corp.	25,833	344,096
FPIC Insurance Group Inc.(a)	12,229	410,283
Hallmark Financial Services Inc.(a)	20,484	164,896
Kansas City Life Insurance Co.	7,631	237,629
Life Partners Holdings Inc.(b)	14,574	260,875
Maiden Holdings Ltd.	86,180	626,529
National Interstate Corp.	13,068	228,690
NYMAGIC Inc.	10,713	184,906
Phoenix Companies Inc. (The)(a)	173,448	563,706
PMA Capital Corp. Class A(a)	51,023	290,321
PMI Group Inc. (The)	110,181	468,269
Presidential Life Corp.	33,913	351,339
Primus Guaranty Ltd.(a)(b)	30,308	129,415
Radian Group Inc.	130,694	1,382,743
SeaBright Insurance Holdings Inc.(a)	37,786	431,516
Specialty Underwriters’ Alliance Inc.(a)	29,910	197,406
Stewart Information Services Corp.	28,494	352,471
Universal Insurance Holdings Inc.	22,439	112,868

		10,500,991
INTERNET – 4.33%
A.D.A.M. Inc.(a)	15,145	52,705
Access Integrated Technologies Inc. Class A(a)	41,516	53,140
ActivIdentity Corp.(a)	87,050	241,129
Alloy Inc.(a)	25,276	171,119
Answers Corp.(a)(b)	15,685	145,086
Arbinet Corp.(a)	33,497	78,718
Bidz.com Inc.(a)(b)	7,684	26,740
China Information Security Technology Inc.(a)(b)	43,719	242,203
Chordiant Software Inc.(a)	49,458	192,392

Dice Holdings Inc.(a)	25,748	168,907
Drugstore.com Inc.(a)	138,794	337,269
Health Grades Inc.(a)	39,558	195,812
HealthStream Inc.(a)	36,285	161,105
Hollywood Media Corp.(a)	59,265	91,268
i2 Technologies Inc.(a)(b)	26,588	426,472
iBasis Inc.(a)	43,694	92,631
iMergent Inc.	15,053	118,618
InfoSpace Inc.(a)	58,101	449,702
Internap Network Services Corp.(a)	84,662	271,765
Internet Brands Inc. Class A(a)	48,070	383,599
Internet Capital Group Inc.(a)	60,481	505,621
iPass Inc.(a)	84,614	116,767
Keynote Systems Inc.(a)	22,628	213,382
Knot Inc. (The)(a)	49,613	541,774
Lionbridge Technologies Inc.(a)	90,787	236,046
Liquidity Services Inc.(a)	25,483	262,985
Local.com Corp.(a)	23,366	116,596
LoopNet Inc.(a)(b)	34,443	311,365
ModusLink Global Solutions Inc.(a)	72,953	590,190
1-800-FLOWERS.COM Inc.(a)(b)	35,877	123,776
Online Resources Corp.(a)	41,910	258,585
Openwave Systems Inc.(a)	133,732	347,703
Orbitz Worldwide Inc.(a)	55,711	344,294
Overstock.com Inc.(a)(b)	24,748	363,053
PCTEL Inc.(a)	35,611	222,569
Perficient Inc.(a)	46,367	383,455
RightNow Technologies Inc.(a)	36,219	523,002
S1 Corp.(a)	90,115	556,911
Safeguard Scientifics Inc.(a)	32,706	358,785
Shutterfly Inc.(a)	34,127	567,532
SonicWALL Inc.(a)	88,544	743,770
Sourcefire Inc.(a)	36,709	788,142
Spark Networks Inc.(a)	20,656	46,476
Stamps.com Inc.(a)	11,327	104,775
Support.com Inc.(a)	80,807	193,937
TechTarget Inc.(a)	19,369	110,403
TeleCommunication Systems Inc.(a)	63,468	530,592
Terremark Worldwide Inc.(a)	86,562	538,416
TheStreet.com Inc.	42,954	124,567
Travelzoo Inc.(a)(b)	9,054	127,933
US Auto Parts Network Inc.(a)	14,907	81,243
Vocus Inc.(a)	26,583	555,319
Web.com Group Inc.(a)	43,163	306,026
Zix Corp.(a)(b)	101,991	224,380

		15,320,750
INVESTMENT COMPANIES – 1.88%
Capital Southwest Corp.	5,120	392,960
Fifth Street Finance Corp.	40,841	446,392
Gladstone Capital Corp.	37,310	333,178
Gladstone Investment Corp.	41,364	200,615
Harris & Harris Group Inc.(a)(b)	45,088	281,800
Hercules Technology Growth Capital Inc.	59,936	588,572
Kayne Anderson Energy Development Co.	20,391	269,773
Kohlberg Capital Corp.	30,652	184,832
Main Street Capital Corp.	11,858	168,739
MCG Capital Corp.(a)	108,794	455,847
Medallion Financial Corp.	31,530	263,591
MVC Capital Inc.	38,661	339,444
NGP Capital Resources Co.	38,498	279,495
Patriots Capital Funding Inc.	41,471	169,202
PennantPark Investment Corp.	36,304	294,425
PennyMac Mortgage Investment Trust(a)	22,500	447,975

Prospect Capital Corp.	75,992	813,874
TICC Capital Corp.	54,449	274,423
Tortoise Capital Resources Corp.	16,746	109,519
Triangle Capital Corp.	18,653	230,178
UTEK Corp.(a)(b)	21,704	103,094

		6,647,928
IRON & STEEL – 0.43%
China Precision Steel Inc.(a)(b)	42,495	115,586
Friedman Industries Inc.	18,071	108,426
General Steel Holdings Inc.(a)(b)	21,418	83,316
Gibraltar Industries Inc.	44,021	584,159
Olympic Steel Inc.	14,806	424,784
Universal Stainless & Alloy Products Inc.(a)	12,030	219,548

		1,535,819
LEISURE TIME – 0.37%
Ambassadors Group Inc.	31,360	490,784
Arctic Cat Inc.	23,242	164,089
Marine Products Corp.	16,882	93,357
Multimedia Games Inc.(a)	43,977	225,162
Nautilus Inc.(a)	24,521	41,686
Town Sports International Holdings Inc.(a)	32,262	80,978
Universal Travel Group(a)	16,615	214,334

		1,310,390
LODGING – 0.31%
Lodgian Inc.(a)	25,057	41,595
Marcus Corp.	34,644	443,097
Monarch Casino & Resort Inc.(a)	13,507	145,335
Morgans Hotel Group Co.(a)	37,018	200,638
MTR Gaming Group Inc.(a)	35,752	109,401
Red Lion Hotels Corp.(a)	28,378	163,174

		1,103,240
MACHINERY – 1.30%
Alamo Group Inc.	13,143	207,659
Altra Holdings Inc.(a)	42,812	479,066
Bolt Technology Corp.(a)	15,625	196,406
Cascade Corp.	14,991	400,859
Columbus McKinnon Corp.(a)	31,735	480,785
DXP Enterprises Inc.(a)	13,033	145,318
Flow International Corp.(a)	61,390	159,000
Gerber Scientific Inc.(a)	34,332	205,305
Hardinge Inc.	21,710	134,602
Hurco Companies Inc.(a)	10,812	184,669
Intevac Inc.(a)	36,970	496,877
iRobot Corp.(a)(b)	32,585	401,121
Kadant Inc.(a)	20,122	244,080
Key Technology Inc.(a)	10,865	116,799
Park-Ohio Holdings Corp.(a)	11,625	101,370
Presstek Inc.(a)(b)	43,303	91,369
Tecumseh Products Co. Class A(a)	29,557	334,881
Twin Disc Inc.	16,060	200,268

		4,580,434
MANUFACTURERS – 0.04%
Synalloy Corp.	13,261	125,847

		125,847
MANUFACTURING – 1.42%
American Railcar Industries Inc.	16,588	175,999
China Fire & Security Group Inc.(a)	23,587	452,870
Flanders Corp.(a)	30,470	157,225

FreightCar America Inc.	19,100	464,130
GenTek Inc.(a)	14,929	567,899
GP Strategies Corp.(a)	27,370	205,001
LSB Industries Inc.(a)	27,643	430,402
Lydall Inc.(a)	22,396	117,803
Myers Industries Inc.	51,839	558,306
PMFG Inc.(a)	22,517	289,569
Portec Rail Products Inc.	14,117	133,970
Reddy Ice Holdings Inc.(a)	33,738	183,535
Smith & Wesson Holding Corp.(a)	87,236	456,244
Standex International Corp.	19,995	396,501
Sturm, Ruger & Co. Inc.(b)	33,508	433,594

		5,023,048
MEDIA – 1.34%
Acacia Research Corp. - Acacia Technologies Group(a)	53,892	469,399
Beasley Broadcast Group Inc. Class A(a)	22,518	83,091
Belo Corp. Class A	139,049	752,255
Courier Corp.	20,704	313,666
Crown Media Holdings Inc. Class A(a)(b)	20,585	32,113
CTM Media Holdings Inc. Class B(a)	9,131	5,479
Cumulus Media Inc. Class A(a)(b)	35,273	61,022
E.W. Scripps Co. (The) Class A(a)	39,318	294,885
Entercom Communications Corp.(a)	33,132	168,973
Fisher Communications Inc.(a)	11,091	201,634
Global Traffic Network Inc.(a)	23,271	108,676
Journal Communications Inc. Class A	69,007	253,946
Lee Enterprises Inc.(a)	64,992	178,728
Lin TV Corp. Class A(a)	37,610	177,895
LodgeNet Interactive Corp.(a)	35,007	264,303
Martha Stewart Living Omnimedia Inc. Class A(a)	43,221	270,563
Media General Inc. Class A(b)	37,731	322,600
New Frontier Media Inc.(a)	49,595	106,629
Outdoor Channel Holdings Inc.(a)	27,738	181,407
Playboy Enterprises Inc. Class B(a)	39,087	118,043
PRIMEDIA Inc.	29,536	74,431
RHI Entertainment Inc.(a)	13,366	42,504
Sinclair Broadcast Group Inc. Class A	69,971	250,496

		4,732,738
METAL FABRICATE & HARDWARE – 0.79%
Ampco-Pittsburgh Corp.	14,083	374,467
Dynamic Materials Corp.	20,752	414,210
Hawk Corp. Class A(a)	11,375	156,065
L.B. Foster Co. Class A(a)	17,664	540,165
Ladish Co. Inc.(a)	26,819	405,771
Lawson Products Inc.	7,255	126,310
North American Galvanizing & Coatings Inc.(a)	21,946	133,212
Northwest Pipe Co.(a)	15,453	518,139
TriMas Corp.(a)	23,838	121,574

		2,789,913
MINING – 0.71%
General Moly Inc.(a)(b)	105,255	331,553
Horsehead Holding Corp.(a)	57,781	677,193
Mines Management Inc.(a)(b)	44,976	114,689
Paramount Gold and Silver Corp.(a)(b)	130,844	179,256
U.S. Energy Corp.(a)(b)	39,128	152,599
United States Lime & Minerals Inc.(a)	3,690	132,545
Uranerz Energy Corp.(a)(b)	68,529	156,931
Uranium Energy Corp.(a)	77,134	227,545
Uranium Resources Inc.(a)(b)	86,409	99,370
US Gold Corp.(a)	148,756	429,905

		2,501,586

OIL & GAS – 1.61%
Abraxas Petroleum Corp.(a)	75,934	135,922
Adams Resources & Energy Inc.	8,029	160,981
Approach Resources Inc.(a)	23,545	213,789
Arabian American Development Co.(a)(b)	14,127	44,500
BMB Munai Inc.(a)(b)	62,696	60,188
Bronco Drilling Co. Inc.(a)	40,813	267,325
Callon Petroleum Co.(a)(b)	30,996	56,723
Cheniere Energy Inc.(a)(b)	97,622	286,032
CREDO Petroleum Corp.(a)	10,103	102,242
Crosstex Energy Inc.	68,186	360,022
Double Eagle Petroleum Co.(a)(b)	17,957	85,834
Endeavour International Corp.(a)	190,084	230,002
Evolution Petroleum Corp.(a)	35,688	105,993
FX Energy Inc.(a)	76,209	246,155
GeoGlobal Resources Inc.(a)(b)	64,445	70,890
GeoMet Inc.(a)	38,854	65,663
GeoResources Inc.(a)	14,044	155,186
Harvest Natural Resources Inc.(a)	57,484	294,893
Houston American Energy Corp.(b)	35,717	125,367
Magellan Petroleum Corp.(a)	79,893	111,850
Mexco Energy Corp.(a)	1,220	12,932
Northern Oil and Gas Inc.(a)	47,765	401,226
Panhandle Oil and Gas Inc.	14,329	306,067
Parallel Petroleum Corp.(a)	69,799	221,263
SulphCo Inc.(a)(b)	112,800	154,536
Toreador Resources Corp.	35,283	352,477
VAALCO Energy Inc.	99,020	455,492
Vantage Drilling Co.(a)	45,707	83,644
Warren Resources Inc.(a)	95,564	282,869
Zion Oil & Gas Inc.(a)	24,008	234,318

		5,684,381
OIL & GAS SERVICES – 0.88%
Allis-Chalmers Energy Inc.(a)	89,488	390,168
Boots & Coots Inc.(a)	128,328	206,608
Dawson Geophysical Co.(a)	12,901	353,229
Flotek Industries Inc.(a)(b)	35,194	72,500
Geokinetics Inc.(a)	9,243	195,952
Gulf Island Fabrication Inc.	20,587	385,800
Mitcham Industries Inc.(a)	18,829	116,740
Natural Gas Services Group Inc.(a)	19,683	346,814
Omni Energy Services Corp.(a)	29,157	45,193
Superior Well Services Inc.(a)	21,359	206,755
T-3 Energy Services Inc.(a)	20,925	412,223
TGC Industries Inc.(a)	23,466	113,810
Trico Marine Services Inc.(a)(b)	18,397	142,025
Union Drilling Inc.(a)	17,638	134,754

		3,122,571
PACKAGING & CONTAINERS – 0.22%
AEP Industries Inc.(a)	10,012	399,479
Astronics Corp.(a)	17,840	167,696
BWAY Holding Co.(a)	11,961	221,398

		788,573
PHARMACEUTICALS – 5.79%
ACADIA Pharmaceuticals Inc.(a)	51,070	87,330
Accelrys Inc.(a)	49,356	286,265
Achillion Pharmaceuticals Inc.(a)	18,246	29,559
Acura Pharmaceuticals Inc.(a)(b)	17,743	90,667
Adolor Corp.(a)	82,777	131,615
Akorn Inc.(a)	82,327	112,788

Alexza Pharmaceuticals Inc.(a)(b)	40,465	91,046
Amicus Therapeutics Inc.(a)	21,486	188,003
Anadys Pharmaceuticals Inc.(a)	52,225	137,352
Anika Therapeutics Inc.(a)	19,167	124,586
Animal Health International Inc.(a)	24,385	51,696
Ardea Biosciences Inc.(a)(b)	25,321	463,881
Array BioPharma Inc.(a)	77,264	183,888
AVANIR Pharmaceuticals Inc. Class A(a)(b)	96,113	199,915
AVI BioPharma Inc.(a)(b)	152,172	261,736
Biodel Inc.(a)	25,850	138,815
BioDelivery Sciences International Inc.(a)(b)	19,913	95,582
BioForm Medical Inc.(a)	38,677	138,464
BioScrip Inc.(a)	65,181	440,624
BioSpecifics Technologies Corp.(a)	6,034	193,148
BioSphere Medical Inc.(a)	30,122	102,716
Caraco Pharmaceutical Laboratories Ltd.(a)	13,816	70,323
Chelsea Therapeutics International Ltd.(a)	41,170	103,337
China Sky One Medical Inc.(a)(b)	18,038	237,921
Clarient Inc.(a)(b)	54,459	229,272
Cornerstone Therapeutics Inc.(a)	13,659	89,466
Cumberland Pharmaceuticals Inc.	11,500	186,185
Cypress Bioscience Inc.(a)	64,418	526,295
Depomed Inc.(a)	83,462	364,729
Discovery Laboratories Inc.(a)(b)	190,352	258,879
DURECT Corp.(a)	133,783	357,201
Dyax Corp.(a)	102,102	366,546
Dynavax Technologies Corp.(a)	53,671	97,681
Emergent BioSolutions Inc.(a)	27,383	483,584
Hemispherx Biopharma Inc.(a)(b)	192,265	384,530
Hi-Tech Pharmacal Co. Inc.(a)	14,614	327,938
Idenix Pharmaceuticals Inc.(a)(b)	45,041	139,177
I-Flow Corp.(a)	36,950	420,861
Infinity Pharmaceuticals Inc.(a)	32,030	199,547
Insmed Inc.(a)	215,362	176,597
Inspire Pharmaceuticals Inc.(a)	92,497	482,834
ISTA Pharmaceuticals Inc.(a)	57,617	256,972
Javelin Pharmaceuticals Inc.(a)	80,355	156,692
K-V Pharmaceutical Co. Class A(a)	57,438	176,335
Lannett Co. Inc.(a)	11,402	85,287
Ligand Pharmaceuticals Inc. Class B(a)	174,533	403,171
Mannatech Inc.	27,644	105,877
MAP Pharmaceuticals Inc.(a)	12,876	134,683
Matrixx Initiatives Inc.(a)	14,925	84,774
MiddleBrook Pharmaceuticals Inc.(a)(b)	74,416	85,578
Nabi Biopharmaceuticals(a)	87,178	312,969
Neogen Corp.(a)	22,760	734,920
Neurocrine Biosciences Inc.(a)	66,400	202,520
NeurogesX Inc.(a)(b)	19,272	154,176
NPS Pharmaceuticals Inc.(a)	80,784	324,752
Nutraceutical International Corp.(a)	20,918	235,746
Obagi Medical Products Inc.(a)	31,467	365,017
Oculus Innovative Sciences Inc.(a)(b)	27,397	66,575
Omega Protein Corp.(a)	32,854	159,342
Opko Health Inc.(a)(b)	65,348	148,993
Pain Therapeutics Inc.(a)	56,475	285,764
Penwest Pharmaceuticals Co.(a)	47,089	98,416
PetMed Express Inc.	39,176	738,468
Pharmacyclics Inc.(a)	25,663	50,299
Pharmasset Inc.(a)	35,439	749,180
Poniard Pharmaceuticals Inc.(a)(b)	37,727	282,198
POZEN Inc.(a)	44,687	328,896
Progenics Pharmaceuticals Inc.(a)	44,166	231,430
Questcor Pharmaceuticals Inc.(a)	99,273	547,987
Quigley Corp. (The)(a)	8,567	19,533

Reliv International Inc.	32,726	109,305
Santarus Inc.(a)	87,173	286,799
Schiff Nutrition International Inc.	27,207	141,748
SciClone Pharmaceuticals Inc.(a)	59,242	252,371
SIGA Technologies Inc.(a)(b)	45,051	355,452
Spectrum Pharmaceuticals Inc.(a)(b)	60,465	406,929
Sucampo Pharmaceuticals Inc.(a)	19,070	111,178
Synta Pharmaceuticals Corp.(a)	30,808	95,505
Targacept Inc.(a)	30,080	642,810
Theragenics Corp.(a)	74,603	119,365
Trimeris Inc.	30,816	75,191
Trubion Pharmaceuticals Inc.(a)	10,702	54,152
VIVUS Inc.(a)	118,494	1,238,262

		20,468,196
REAL ESTATE – 0.39%
Avatar Holdings Inc.(a)	11,244	213,636
Consolidated-Tomoka Land Co.	9,840	376,872
HFF Inc. Class A(a)	31,849	214,662
Resource Capital Corp.	37,636	204,740
Stratus Properties Inc.(a)	10,013	81,606
Thomas Properties Group Inc.	40,453	116,909
ZipRealty Inc.(a)	38,873	163,267

		1,371,692
REAL ESTATE INVESTMENT TRUSTS – 3.20%
Agree Realty Corp.	15,236	349,361
American Capital Agency Corp.	21,294	605,814
Anthracite Capital Inc.(a)(b)	105,319	110,585
Arbor Realty Trust Inc.(b)	22,541	64,016
Associated Estates Realty Corp.	16,074	154,632
BRT Realty Trust(a)	14,932	85,112
Capital Trust Inc. Class A(a)(b)	20,181	61,350
CapLease Inc.	90,399	364,308
Care Investment Trust Inc.	21,608	165,733
Cedar Shopping Centers Inc.	47,452	306,065
Cogdell Spencer Inc.	48,738	233,942
Cypress Sharpridge Investments Inc.(a)	25,000	355,000
Dynex Capital Inc.	25,118	211,745
Education Realty Trust Inc.	85,660	507,964
FelCor Lodging Trust Inc.	98,084	444,321
First Industrial Realty Trust Inc.(b)	62,444	327,831
First Potomac Realty Trust	51,689	597,525
Gladstone Commercial Corp.	20,782	284,298
Glimcher Realty Trust	56,109	205,920
Gramercy Capital Corp.(a)	56,242	136,668
Hersha Hospitality Trust	75,729	234,760
Invesco Mortgage Capital Inc.(a)	13,000	284,050
Kite Realty Group Trust	75,848	316,286
Maguire Properties Inc.(a)(b)	52,681	110,630
Mission West Properties Inc.	49,297	331,769
Monmouth Real Estate Investment Corp. Class A	64,178	446,679
New York Mortgage Trust Inc.	18,054	137,210
NorthStar Realty Finance Corp.	97,663	342,797
One Liberty Properties Inc.(b)	22,852	205,668
Pennsylvania Real Estate Investment Trust(b)	49,331	375,409
PMC Commercial Trust	23,934	174,958
RAIT Financial Trust(b)	102,338	300,874
Ramco-Gershenson Properties Trust	28,505	254,265
Strategic Hotels & Resorts Inc.(a)	113,322	293,504
Sun Communities Inc.	22,211	477,981
Supertel Hospitality Inc.	25,943	55,777
UMH Properties Inc.	7,850	63,978
Urstadt Biddle Properties Inc. Class A	17,367	253,385

U-Store-It Trust	110,892	693,075
Vestin Realty Mortgage II Inc.(a)	35,280	101,959
Winthrop Realty Trust	28,766	280,181

		11,307,385
RETAIL – 4.57%
A.C. Moore Arts & Crafts Inc.(a)	31,336	112,810
AFC Enterprises Inc.(a)	41,749	351,527
Allion Healthcare Inc.(a)	35,517	207,774
America’s Car-Mart Inc.(a)	16,235	388,828
Big 5 Sporting Goods Corp.	35,726	539,463
Bon-Ton Stores Inc. (The)(b)	16,990	123,687
Books-A-Million Inc.	13,798	166,128
Borders Group Inc.(a)	75,516	234,855
Build-A-Bear Workshop Inc.(a)	27,066	131,811
Cache Inc.(a)	15,702	77,882
California Pizza Kitchen Inc.(a)	30,308	473,411
Caribou Coffee Co. Inc.(a)	10,770	77,759
Carrols Restaurant Group Inc.(a)	19,411	146,747
Casual Male Retail Group Inc.(a)(b)	56,386	193,968
Christopher & Banks Corp.	57,425	388,767
Conn’s Inc.(a)(b)	16,300	184,027
Cost Plus Inc.(a)(b)	40,407	82,026
dELiA*s Inc.(a)	58,137	124,995
Denny’s Corp.(a)	154,733	411,590
Destination Maternity Corp.(a)(b)	8,012	145,258
Duckwall-ALCO Stores Inc.(a)	682	12,242
Einstein Noah Restaurant Group Inc.(a)	7,655	92,166
Famous Dave’s of America Inc.(a)	16,954	99,181
FGX International Holdings Ltd.(a)	24,200	337,590
Fuqi International Inc.(a)(b)	18,897	553,304
Gander Mountain Co.(a)(b)	8,262	42,467
Hastings Entertainment Inc.(a)	15,543	66,213
Haverty Furniture Companies Inc.(a)	29,636	350,001
Hot Topic Inc.(a)	71,323	534,209
Jamba Inc.(a)(b)	79,878	148,573
Kenneth Cole Productions Inc. Class A	15,100	151,453
Kirkland’s Inc.(a)	20,951	298,552
Krispy Kreme Doughnuts Inc.(a)(b)	92,913	331,699
Landry’s Restaurants Inc.(a)	12,303	129,182
Lithia Motors Inc. Class A	28,932	451,050
Luby’s Inc.(a)	35,259	148,088
MarineMax Inc.(a)	24,179	188,838
McCormick & Schmick’s Seafood Restaurants Inc.(a)	25,735	191,468
Morton’s Restaurant Group Inc.(a)	11,442	48,743
Movado Group Inc.	27,241	395,812
Nathan’s Famous Inc.(a)	11,602	171,478
New York & Co. Inc.(a)	36,563	187,203
O’Charley’s Inc.(a)	29,175	273,370
PC Connection Inc.(a)	16,807	91,430
PC Mall Inc.(a)	18,242	125,140
Pier 1 Imports Inc.(a)	141,049	545,860
Retail Ventures Inc.(a)	38,412	202,431
Rex Stores Corp.(a)	12,533	136,610
Rubio’s Restaurants Inc.(a)	23,591	149,567
Ruby Tuesday Inc.(a)	96,020	808,488
Ruth’s Hospitality Group Inc.(a)	33,588	141,741
Select Comfort Corp.(a)	69,075	328,106
Shoe Carnival Inc.(a)	14,444	222,726
Sport Supply Group Inc.	17,529	178,621
Steak n Shake Co. (The)(a)	40,117	472,177
Stein Mart Inc.(a)	41,044	521,669
Susser Holdings Corp.(a)	15,203	191,102
Syms Corp.(a)	12,875	104,159

Talbots Inc. (The)	39,297	362,711
Titan Machinery Inc.(a)	22,265	278,758
Tuesday Morning Corp.(a)	44,779	186,281
Tween Brands Inc.(a)	37,847	317,536
West Marine Inc.(a)	26,453	207,921
Wet Seal Inc. Class A(a)	157,101	593,842
Zale Corp.(a)	32,580	232,947

		16,166,018
SAVINGS & LOANS – 2.86%
Abington Bancorp Inc.	51,124	395,700
BankAtlantic Bancorp Inc. Class A(b)	53,596	155,428
BankFinancial Corp.	49,951	478,531
Berkshire Hills Bancorp Inc.	30,909	678,143
Brooklyn Federal Bancorp Inc.	8,281	101,028
Cape Bancorp. Inc.(a)	38,117	292,739
CFS Bancorp Inc.	49,761	235,867
Clifton Savings Bancorp Inc.	10,158	99,548
Danvers Bancorp Inc.	41,885	569,217
ESB Financial Corp.	12,345	165,300
ESSA Bancorp Inc.	44,035	581,702
First Defiance Financial Corp.	19,820	295,516
First Financial Holdings Inc.	25,641	409,487
First Financial Northwest Inc.	52,731	306,894
First Place Financial Corp.	34,464	101,669
Flagstar Bancorp Inc.(a)(b)	115,266	118,724
Flushing Financial Corp.	43,021	490,439
Fox Chase Bancorp Inc.(a)	7,764	77,795
Hampden Bancorp Inc.	7,715	83,708
Home Bancorp Inc.(a)	10,285	125,168
Home Federal Bancorp Inc.	17,289	197,440
Legacy Bancorp Inc.	26,833	281,747
Meridian Interstate Bancorp Inc.(a)	13,854	117,759
NASB Financial Inc.	7,939	208,796
OceanFirst Financial Corp.	24,044	278,910
Provident New York Bancorp	70,612	674,345
Rockville Financial Inc.	23,928	257,226
Territorial Bancorp Inc.	18,000	282,240
TierOne Corp.(a)	41,610	138,561
United Community Financial Corp.(a)	51,526	89,655
United Financial Bancorp Inc.	41,109	476,042
ViewPoint Financial Group	27,304	383,348
Westfield Financial Inc.	73,184	619,868
WSFS Financial Corp.	12,872	342,910

		10,111,450
SEMICONDUCTORS – 3.89%
Actel Corp.(a)	44,223	538,194
Advanced Analogic Technologies Inc.(a)	71,359	283,295
Amtech Systems Inc.(a)	16,626	88,118
AuthenTec Inc.(a)(b)	32,753	91,708
AXT Inc.(a)	56,638	108,745
Cascade Microtech Inc.(a)	15,421	78,493
CEVA Inc.(a)	33,664	361,888
Cirrus Logic Inc.(a)	106,587	592,624
Cohu Inc.	39,165	531,077
Conexant Systems Inc.(a)	74,333	203,672
DSP Group Inc.(a)	38,980	317,297
EMCORE Corp.(a)	113,369	147,380
Entropic Communications Inc.(a)	85,189	233,418
Exar Corp.(a)	58,418	429,372
GSI Technology Inc.(a)	19,079	76,125
Ikanos Communications Inc.(a)	50,156	116,863
Integrated Silicon Solution Inc.(a)	44,422	167,027

Intellon Corp.(a)	33,212	235,473
IXYS Corp.	39,518	336,298
Kopin Corp.(a)	111,669	536,011
Kulicke and Soffa Industries Inc.(a)	104,051	627,428
Lattice Semiconductor Corp.(a)	187,555	421,999
Mattson Technology Inc.(a)	73,147	206,275
Microtune Inc.(a)	85,441	155,503
Mindspeed Technologies Inc.(a)(b)	34,906	100,529
MIPS Technologies Inc. Class A(a)	77,044	290,456
MoSys Inc.(a)	48,007	120,018
Nanometrics Inc.(a)	26,271	172,600
Pericom Semiconductor Corp.(a)	41,913	411,167
Photronics Inc.(a)	66,838	316,812
PLX Technology Inc.(a)	55,713	187,753
QuickLogic Corp.(a)	46,835	79,620
Richardson Electronics Ltd.	30,468	155,387
Rubicon Technology Inc.(a)	20,765	308,153
Rudolph Technologies Inc.(a)	51,221	379,035
Semitool Inc.(a)	35,223	297,634
Silicon Image Inc.(a)	118,922	288,980
Supertex Inc.(a)	18,063	541,890
Techwell Inc.(a)	27,389	300,731
Ultra Clean Holdings Inc.(a)	34,463	177,829
Ultratech Inc.(a)	39,213	518,788
Veeco Instruments Inc.(a)	51,877	1,209,772
Virage Logic Corp.(a)	25,522	132,970
Volterra Semiconductor Corp.(a)	36,159	664,241
White Electronic Designs Corp.(a)	37,405	172,811
Zilog Inc.(a)	15,875	41,116

		13,752,575
SOFTWARE – 3.49%
Actuate Corp.(a)	74,660	431,535
American Software Inc. Class A	42,598	278,165
AMICAS Inc.(a)	64,929	233,744
AuthentiDate Holding Corp.(a)	43,085	60,750
Bottomline Technologies Inc.(a)	41,012	529,055
Callidus Software Inc.(a)	44,711	134,580
China TransInfo Technology Corp.(a)(b)	18,275	172,882
Computer Programs and Systems Inc.	17,354	718,629
Concurrent Computer Corp.(a)	17,240	79,304
Deltek Inc.(a)	22,803	175,355
DemandTec Inc.(a)	34,450	304,194
Digi International Inc.(a)	41,680	355,114
DivX Inc.(a)	51,243	279,787
Double-Take Software Inc.(a)	29,478	300,381
Ebix Inc.(a)	11,128	616,046
Evolving Systems Inc.(a)	14,636	101,720
FalconStor Software Inc.(a)	59,769	297,052
GSE Systems Inc.(a)	31,257	194,419
Guidance Software Inc.(a)	19,413	85,805
inContact Inc.(a)	36,412	108,508
infoGROUP Inc.(a)	55,318	387,779
InnerWorkings Inc.(a)	40,470	199,922
Interactive Intelligence Inc.(a)	21,350	407,999
Majesco Holdings Inc.(a)(b)	40,640	55,677
Market Leader Inc.(a)	45,804	98,937
Mediware Information Systems Inc.(a)	7,398	53,488
MoneyGram International Inc.(a)	138,723	435,590
Monotype Imaging Holdings Inc.(a)	34,576	290,784
MSC Software Corp.(a)	73,344	616,823
Omnicell Inc.(a)	51,894	578,099
OpenTV Corp. Class A(a)	146,143	201,677
OPNET Technologies Inc.	22,224	242,908

PDF Solutions Inc.(a)	39,508	137,883
Peerless Systems Corp.(a)	22,885	51,949
Pervasive Software Inc.(a)	23,889	118,251
Phoenix Technologies Ltd.(a)	47,477	173,291
PLATO Learning Inc.(a)	36,076	155,848
PROS Holdings Inc.(a)	30,249	254,697
QAD Inc.	19,863	90,377
Quadramed Corp.(a)	16,892	118,244
Renaissance Learning Inc.	12,430	123,554
Salary.com Inc.(a)	20,070	63,823
Schawk Inc.	25,114	293,080
SeaChange International Inc.(a)	54,056	405,420
Smith Micro Software Inc.(a)	46,226	571,353
Soundbite Communications Inc.(a)	13,194	42,617
Streamline Health Solutions Inc.(a)	12,106	32,202
Trident Microsystems Inc.(a)	99,639	258,065
Unica Corp.(a)	25,247	192,382
Versant Corp.(a)	6,296	112,698
Wireless Ronin Technologies Inc.(a)	29,865	107,215

		12,329,657
TELECOMMUNICATIONS – 4.17%
Adaptec Inc.(a)	201,682	673,618
Airvana Inc.(a)	45,455	307,730
Alaska Communications Systems Group Inc.	78,641	727,429
Alliance Fiber Optic Products Inc.(a)	54,048	68,641
Anaren Inc.(a)	25,800	438,600
Applied Signal Technology Inc.	21,362	497,094
Atlantic Tele-Network Inc.	14,642	782,176
Aware Inc.(a)	33,084	80,725
BigBand Networks Inc.(a)	58,239	233,538
Communications Systems Inc.	10,871	126,973
Consolidated Communications Holdings Inc.	42,673	683,195
CPI International Inc.(a)	13,319	149,040
D&E Communications Inc.	24,912	286,239
EMS Technologies Inc.(a)	23,225	483,545
Extreme Networks Inc.(a)	143,971	403,119
FairPoint Communications Inc.(b)	134,495	55,143
General Communication Inc. Class A(a)	67,636	463,983
Globecomm Systems Inc.(a)	35,271	256,420
Hickory Tech Corp.	30,137	257,671
Hypercom Corp.(a)	92,220	285,882
I.D. Systems Inc.(a)	19,797	78,594
IDT Corp. Class B(a)	27,704	82,835
iPCS Inc.(a)	29,027	505,070
Knology Inc.(a)	50,965	496,909
KVH Industries Inc.(a)	25,740	257,143
Network Equipment Technologies Inc.(a)	52,350	378,491
Newport Corp.(a)	61,113	535,350
Novatel Wireless Inc.(a)	48,667	552,857
Occam Networks Inc.(a)	43,289	160,169
Oplink Communications Inc.(a)	35,896	521,210
Opnext Inc.(a)	43,579	127,686
ORBCOMM Inc.(a)(b)	49,051	133,419
ParkerVision Inc.(a)(b)	50,381	206,058
Powerwave Technologies Inc.(a)	206,520	330,432
RCN Corp.(a)	61,567	572,573
ShoreTel Inc.(a)	74,824	584,375
SureWest Communications(a)	25,841	320,945
Symmetricom Inc.(a)	74,254	384,636
Telular Corp.(a)	49,964	162,383
Tollgrade Communications Inc.(a)	29,465	190,933
USA Mobility Inc.	38,091	490,612
Virgin Mobile USA Inc. Class A(a)	58,745	293,725
Warwick Valley Telephone Co.	9,124	107,754

		14,734,920

TEXTILES – 0.02%
Dixie Group Inc.(a)	23,990	73,889

		73,889
TOYS, GAMES & HOBBIES – 0.18%
LeapFrog Enterprises Inc.(a)	53,100	218,241
RC2 Corp.(a)	29,632	422,256

		640,497
TRANSPORTATION – 1.53%
Air Transport Services Group Inc.(a)(b)	91,372	316,147
American Commercial Lines Inc.(a)	15,405	448,594
CAI International Inc.(a)	18,356	135,284
Celadon Group Inc.(a)	38,403	434,338
Covenant Transportation Group Class A(a)	18,668	91,660
DHT Maritime Inc.	86,126	323,834
Dynamex Inc.(a)	17,716	289,302
Frozen Food Express Industries Inc.	30,102	88,199
Horizon Lines Inc. Class A(b)	51,593	327,616
International Shipholding Corp.	9,255	285,147
Knightsbridge Tankers Ltd.	30,265	394,656
Pacer International Inc.	54,119	208,899
PHI Inc.(a)	23,108	468,630
Quality Distribution Inc.(a)	23,472	79,101
Saia Inc.(a)	23,382	375,983
Teekay Tankers Ltd. Class A(b)	21,230	177,271
Ultrapetrol (Bahamas) Ltd.(a)	36,807	181,090
Universal Truckload Services Inc.	12,272	202,611
USA Truck Inc.(a)	14,847	188,557
YRC Worldwide Inc.(a)(b)	90,734	403,766

		5,420,685
TRUCKING & LEASING – 0.09%
Greenbrier Companies Inc. (The)	26,377	308,875

		308,875
WATER – 0.73%
Artesian Resources Corp. Class A	8,450	142,129
Connecticut Water Service Inc.	23,520	526,613
Consolidated Water Co. Ltd.	24,924	407,009
Middlesex Water Co.	32,296	487,024
Pure Cycle Corp.(a)	31,881	107,758
SJW Corp.	23,846	544,881
Southwest Water Co.	47,407	233,242
York Water Co.	10,017	138,836

		2,587,492

TOTAL COMMON STOCKS
(Cost: $425,043,217)		352,646,603

Security	Shares	Value
RIGHTS – 0.00%

APPAREL – 0.00%
Mossimo Inc.(a)(c)	21,276	2

		2
PHARMACEUTICALS – 0.00%
Ligand Pharmaceuticals Inc.(a)(c)	50,090	5

		5

TOTAL RIGHTS
(Cost: $0)		7

Security	Shares	Value
SHORT-TERM INVESTMENTS – 7.40%

MONEY MARKET FUNDS – 7.40%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.22%(d)(e)(f)	22,463,290	22,463,290
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.18%(d)(e)(f)	3,428,335	3,428,335
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.04%(d)(e)	291,598	291,598

		26,183,223

TOTAL SHORT-TERM INVESTMENTS
(Cost: $26,183,223)		26,183,223

TOTAL INVESTMENTS IN SECURITIES – 107.15%
(Cost: $451,226,440)		378,829,833
Other Assets, Less Liabilities – (7.15)%		(25,291,302)

NET ASSETS – 100.00%		$353,538,531

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Security valued using Level 3 inputs. See Note 1.

(d)	Affiliated issuer. See Note 2.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL MIDCAP INDEX FUND

September 30, 2009

Security	Shares	Value
COMMON STOCKS – 99.83%

ADVERTISING – 0.19%
Clear Channel Outdoor Holdings Inc. Class A(a)	64,357	$450,499
Interpublic Group of Companies Inc. (The)(a)	748,768	5,630,735
Lamar Advertising Co. Class A(a)(b)	88,852	2,438,099

		8,519,333
AEROSPACE & DEFENSE – 1.11%
Alliant Techsystems Inc.(a)	51,319	3,995,184
BE Aerospace Inc.(a)	148,341	2,987,588
Goodrich Corp.	193,581	10,519,192
L-3 Communications Holdings Inc.	182,339	14,645,468
Rockwell Collins Inc.	247,661	12,581,179
Spirit AeroSystems Holdings Inc. Class A(a)	164,075	2,963,194
TransDigm Group Inc.(a)	61,915	3,083,986

		50,775,791
AGRICULTURE – 0.72%
Bunge Ltd.	209,693	13,128,879
Lorillard Inc.	263,083	19,547,067

		32,675,946
AIRLINES – 0.68%
AMR Corp.(a)	445,829	3,544,341
Continental Airlines Inc. Class B(a)	216,061	3,552,043
Copa Holdings SA Class A	46,949	2,088,761
Delta Air Lines Inc.(a)	1,207,199	10,816,503
Southwest Airlines Co.	1,158,975	11,126,160

		31,127,808
APPAREL – 0.94%
Coach Inc.	496,833	16,355,742
Guess? Inc.	91,097	3,374,233
Hanesbrands Inc.(a)	147,858	3,164,161
Phillips-Van Heusen Corp.	80,541	3,446,349
Polo Ralph Lauren Corp.	86,245	6,608,092
VF Corp.	138,441	10,027,282

		42,975,859
AUTO MANUFACTURERS – 0.18%
Navistar International Corp.(a)	98,191	3,674,307
Oshkosh Corp.	139,942	4,328,406

		8,002,713
AUTO PARTS & EQUIPMENT – 0.45%
Autoliv Inc.	133,279	4,478,174
BorgWarner Inc.	181,889	5,503,961

Federal Mogul Corp. Class A(a)	32,201	388,666
Goodyear Tire & Rubber Co. (The)(a)	378,941	6,453,365
TRW Automotive Holdings Corp.(a)	90,543	1,516,595
WABCO Holdings Inc.	99,622	2,092,062

		20,432,823
BANKS – 2.92%
Associated Banc-Corp	199,240	2,275,321
BancorpSouth Inc.	130,118	3,176,180
Bank of Hawaii Corp.	74,640	3,100,546
BOK Financial Corp.	31,852	1,475,385
City National Corp.	67,178	2,615,240
Comerica Inc.	236,892	7,028,586
Commerce Bancshares Inc.	94,050	3,502,422
Cullen/Frost Bankers Inc.	80,883	4,176,798
Discover Financial Services	837,244	13,588,470
Fifth Third Bancorp	1,244,227	12,604,020
First Citizens BancShares Inc. Class A	9,514	1,513,677
First Horizon National Corp.(a)	341,964	4,524,184
Fulton Financial Corp.	273,498	2,012,945
Huntington Bancshares Inc.	1,117,020	5,261,164
KeyCorp	1,374,484	8,934,146
M&T Bank Corp.(b)	119,230	7,430,414
Marshall & Ilsley Corp.	576,564	4,652,871
Popular Inc.	999,490	2,828,557
Regions Financial Corp.	1,806,990	11,221,408
SunTrust Banks Inc.	780,305	17,595,878
Synovus Financial Corp.	592,579	2,222,171
TCF Financial Corp.	199,950	2,607,348
Valley National Bancorp(b)	221,822	2,726,192
Whitney Holding Corp.	106,427	1,015,314
Wilmington Trust Corp.	109,415	1,553,693
Zions Bancorporation(b)	195,932	3,520,898

		133,163,828
BEVERAGES – 1.34%
Brown-Forman Corp. Class B NVS	140,730	6,786,001
Coca-Cola Enterprises Inc.	483,597	10,353,812
Constellation Brands Inc. Class A(a)	297,912	4,513,367
Dr Pepper Snapple Group Inc.(a)	397,668	11,432,955
Green Mountain Coffee Roasters Inc.(a)(b)	54,102	3,994,892
Hansen Natural Corp.(a)	107,593	3,952,967
Molson Coors Brewing Co. Class B NVS	200,259	9,748,608
Pepsi Bottling Group Inc.	220,155	8,022,448
PepsiAmericas Inc.	88,276	2,521,163

		61,326,213
BIOTECHNOLOGY – 1.19%
Abraxis BioScience Inc.(a)	11,153	405,746
Alexion Pharmaceuticals Inc.(a)	137,749	6,135,340
Bio-Rad Laboratories Inc. Class A(a)	29,985	2,755,022
Charles River Laboratories International Inc.(a)	103,331	3,821,180
Illumina Inc.(a)(b)	192,501	8,181,292
Life Technologies Corp.(a)	273,142	12,714,760
Millipore Corp.(a)	86,601	6,090,648
Myriad Genetics Inc.(a)	149,795	4,104,383
Vertex Pharmaceuticals Inc.(a)	270,447	10,249,941

		54,458,312

BUILDING MATERIALS – 0.51%
Armstrong World Industries Inc.(a)	32,321	1,113,782
Eagle Materials Inc.	67,863	1,939,525
Lennox International Inc.	72,620	2,623,034
Martin Marietta Materials Inc.	69,538	6,402,364
Masco Corp.(b)	561,691	7,257,048
Owens Corning(a)	133,080	2,987,646
USG Corp.(a)(b)	64,798	1,113,230

		23,436,629
CHEMICALS – 2.78%
Airgas Inc.	127,498	6,167,078
Albemarle Corp.	143,236	4,955,966
Ashland Inc.	116,021	5,014,428
Cabot Corp.	102,077	2,358,999
Celanese Corp. Series A	225,055	5,626,375
CF Industries Holdings Inc.	75,571	6,516,487
Cytec Industries Inc.	73,620	2,390,441
Eastman Chemical Co.	113,846	6,095,315
Ecolab Inc.	369,961	17,103,297
FMC Corp.	113,472	6,382,800
Huntsman Corp.	252,729	2,302,361
International Flavors & Fragrances Inc.	123,257	4,675,138
Intrepid Potash Inc.(a)(b)	65,021	1,533,845
Lubrizol Corp.	105,320	7,526,167
PPG Industries Inc.	257,352	14,980,460
RPM International Inc.	200,662	3,710,240
Sherwin-Williams Co. (The)	155,293	9,342,427
Sigma-Aldrich Corp.	191,273	10,324,917
Terra Industries Inc.	156,007	5,408,763
Valhi Inc.	8,425	102,111
Valspar Corp. (The)	156,945	4,317,557

		126,835,172
COAL – 0.63%
Alpha Natural Resources Inc.(a)	187,123	6,568,017
Arch Coal Inc.	254,289	5,627,416
CONSOL Energy Inc.	282,479	12,742,628
Massey Energy Co.	133,627	3,726,857

		28,664,918
COMMERCIAL SERVICES – 3.19%
Aaron’s Inc.	74,247	1,960,121
Alliance Data Systems Corp.(a)(b)	83,130	5,077,580
Apollo Group Inc. Class A(a)	207,571	15,291,756
Brinks Home Security Holdings Inc.(a)	71,279	2,194,680
Career Education Corp.(a)	108,352	2,641,622
Convergys Corp.(a)	154,415	1,534,885
Corrections Corp. of America(a)	180,035	4,077,793
DeVry Inc.	97,551	5,396,521
Equifax Inc.	197,939	5,767,942
FTI Consulting Inc.(a)	80,426	3,426,952
Genpact Ltd.(a)	98,735	1,214,440
H&R Block Inc.	532,130	9,780,549
Hertz Global Holdings Inc.(a)	291,868	3,160,930
Hewitt Associates Inc. Class A(a)	130,578	4,756,957
Hillenbrand Inc.	96,119	1,957,944
Interactive Data Corp.	57,307	1,502,016
Iron Mountain Inc.(a)	282,337	7,527,104

ITT Educational Services Inc.(a)	59,890	6,612,455
Lender Processing Services Inc.	149,743	5,715,691
Manpower Inc.	122,815	6,964,839
Monster Worldwide Inc.(a)	196,804	3,440,134
Moody’s Corp.	293,546	6,005,951
Morningstar Inc.(a)	30,843	1,497,736
Pharmaceutical Product Development Inc.	164,247	3,603,579
Quanta Services Inc.(a)	309,156	6,841,622
R.R. Donnelley & Sons Co.	321,473	6,834,516
Robert Half International Inc.	238,675	5,971,648
SAIC Inc.(a)	324,518	5,692,046
Service Corp. International	391,606	2,745,158
Strayer Education Inc.	21,972	4,782,865
Weight Watchers International Inc.	52,395	1,437,719

		145,415,751
COMPUTERS – 3.04%
Affiliated Computer Services Inc. Class A(a)	142,235	7,704,870
Brocade Communications Systems Inc.(a)	606,488	4,766,996
Cadence Design Systems Inc.(a)	411,505	3,020,447
Cognizant Technology Solutions Corp. Class A(a)	456,995	17,667,427
Computer Sciences Corp.(a)	236,904	12,487,210
Diebold Inc.	103,442	3,406,345
DST Systems Inc.(a)	60,080	2,691,584
FactSet Research Systems Inc.(b)	65,275	4,323,816
IHS Inc. Class A(a)	74,750	3,821,967
Lexmark International Inc. Class A(a)(b)	121,851	2,624,671
MICROS Systems Inc.(a)	125,710	3,795,185
NCR Corp.(a)	247,882	3,425,729
NetApp Inc.(a)	520,429	13,885,046
SanDisk Corp.(a)	354,428	7,691,088
Seagate Technology	769,667	11,706,635
Sun Microsystems Inc.(a)	1,168,681	10,623,310
Synopsys Inc.(a)	225,770	5,061,763
Teradata Corp.(a)	269,997	7,430,317
Western Digital Corp.(a)	348,552	12,732,605

		138,867,011
COSMETICS & PERSONAL CARE – 0.72%
Alberto-Culver Co.	133,163	3,685,952
Avon Products Inc.	667,848	22,680,118
Estee Lauder Companies Inc. (The) Class A	173,240	6,423,739

		32,789,809
DISTRIBUTION & WHOLESALE – 0.92%
Central European Distribution Corp.(a)	78,499	2,571,627
Fastenal Co.(b)	206,748	8,001,148
Genuine Parts Co.	249,678	9,502,745
Ingram Micro Inc. Class A(a)	253,601	4,273,177
LKQ Corp.(a)	219,472	4,069,011
Tech Data Corp.(a)	78,398	3,262,141
W.W. Grainger Inc.	96,213	8,597,594
WESCO International Inc.(a)	65,680	1,891,584

		42,169,027
DIVERSIFIED FINANCIAL SERVICES – 3.11%
Affiliated Managers Group Inc.(a)	64,605	4,199,971
AmeriCredit Corp.(a)	140,118	2,212,463
Ameriprise Financial Inc.	398,604	14,481,283

CIT Group Inc.(b)	613,919	742,842
Eaton Vance Corp.	182,702	5,113,829
Federated Investors Inc. Class B	138,078	3,641,117
GLG Partners Inc.	300,233	1,209,939
Greenhill & Co. Inc.	31,933	2,860,558
Interactive Brokers Group Inc. Class A(a)	64,133	1,274,323
IntercontinentalExchange Inc.(a)	113,786	11,058,861
Invesco Ltd.	650,125	14,796,845
Investment Technology Group Inc.(a)	67,454	1,883,316
Janus Capital Group Inc.	285,264	4,045,044
Jefferies Group Inc.(a)	181,577	4,944,342
Lazard Ltd. Class A	119,844	4,950,756
Legg Mason Inc.	250,417	7,770,440
NASDAQ OMX Group Inc. (The)(a)	212,164	4,466,052
NYSE Euronext Inc.	406,493	11,743,583
Raymond James Financial Inc.(b)	152,863	3,558,651
SLM Corp.(a)	730,860	6,373,099
Student Loan Corp. (The)	5,980	277,472
T. Rowe Price Group Inc.	399,672	18,265,010
TD AMERITRADE Holding Corp.(a)	408,957	8,023,736
Waddell & Reed Financial Inc. Class A	134,665	3,831,219

		141,724,751
ELECTRIC – 5.66%
AES Corp. (The)(a)	1,042,943	15,456,413
Allegheny Energy Inc.	264,908	7,025,360
Alliant Energy Corp.	173,351	4,827,825
Ameren Corp.	369,666	9,345,156
Calpine Corp.(a)	524,719	6,044,763
CenterPoint Energy Inc.	609,692	7,578,472
CMS Energy Corp.	355,401	4,762,373
Consolidated Edison Inc.(b)	429,277	17,574,600
Constellation Energy Group Inc.	285,146	9,230,176
DPL Inc.	181,662	4,741,378
DTE Energy Co.	256,599	9,016,889
Dynegy Inc. Class A(a)	773,685	1,972,897
Edison International	509,701	17,115,760
Great Plains Energy Inc.	211,133	3,789,837
Hawaiian Electric Industries Inc.	142,844	2,588,333
Integrys Energy Group Inc.	119,677	4,295,208
ITC Holdings Corp.	77,834	3,537,555
MDU Resources Group Inc.	287,094	5,985,910
Mirant Corp.(a)	225,778	3,709,533
Northeast Utilities	273,669	6,496,902
NRG Energy Inc.(a)	414,697	11,690,308
NSTAR	167,524	5,330,614
NV Energy Inc.	367,091	4,254,585
OGE Energy Corp.	150,461	4,977,250
Ormat Technologies Inc.	30,959	1,263,746
Pepco Holdings Inc.	344,718	5,129,404
Pinnacle West Capital Corp.	158,423	5,199,443
PPL Corp.	588,294	17,848,840
Progress Energy Inc.	436,531	17,050,901
RRI Energy Inc.(a)	547,286	3,907,622
SCANA Corp.	190,359	6,643,529
TECO Energy Inc.	333,486	4,695,483
Westar Energy Inc.	169,897	3,314,690
Wisconsin Energy Corp.	182,915	8,262,271
Xcel Energy Inc.	712,854	13,715,311

		258,379,337

ELECTRICAL COMPONENTS & EQUIPMENT – 0.63%
AMETEK Inc.	167,717	5,855,001
Energizer Holdings Inc.(a)	108,230	7,179,978
General Cable Corp.(a)(b)	81,122	3,175,926
Hubbell Inc. Class B	88,169	3,703,098
Molex Inc.	206,032	4,301,948
SunPower Corp. Class A(a)(b)	151,217	4,519,876

		28,735,827
ELECTRONICS – 2.04%
Agilent Technologies Inc.(a)	536,599	14,933,550
Amphenol Corp. Class A	268,251	10,107,698
Arrow Electronics Inc.(a)	187,410	5,275,591
Avnet Inc.(a)	236,787	6,149,358
AVX Corp.	75,339	898,794
Dolby Laboratories Inc. Class A(a)	82,018	3,132,267
FLIR Systems Inc.(a)	234,546	6,560,252
Garmin Ltd.(b)	176,117	6,646,656
Gentex Corp.	215,127	3,044,047
Itron Inc.(a)	61,821	3,965,199
Jabil Circuit Inc.	292,790	3,926,314
Mettler-Toledo International Inc.(a)	52,746	4,778,260
National Instruments Corp.	88,532	2,446,139
PerkinElmer Inc.	182,277	3,507,009
Thomas & Betts Corp.(a)	82,324	2,476,306
Trimble Navigation Ltd.(a)	187,289	4,478,080
Vishay Intertechnology Inc.(a)	290,948	2,298,489
Waters Corp.(a)	150,826	8,425,140

		93,049,149
ENERGY - ALTERNATE SOURCES – 0.08%
Covanta Holding Corp.(a)	201,725	3,429,325

		3,429,325
ENGINEERING & CONSTRUCTION – 1.14%
AECOM Technology Corp.(a)	148,090	4,019,163
Fluor Corp.	281,346	14,306,444
Jacobs Engineering Group Inc.(a)	193,142	8,874,875
KBR Inc.	251,452	5,856,317
McDermott International Inc.(a)	357,386	9,031,144
Shaw Group Inc. (The)(a)	130,731	4,195,158
URS Corp.(a)	129,940	5,671,881

		51,954,982
ENTERTAINMENT – 0.48%
DreamWorks Animation SKG Inc. Class A(a)	113,211	4,026,915
International Game Technology	463,556	9,957,183
International Speedway Corp. Class A	47,254	1,302,793
Penn National Gaming Inc.(a)	104,406	2,887,870
Regal Entertainment Group Class A	126,543	1,559,010
Scientific Games Corp. Class A(a)(b)	100,859	1,596,598
Warner Music Group Corp.(a)	70,202	388,217

		21,718,586
ENVIRONMENTAL CONTROL – 0.61%
Nalco Holding Co.	216,219	4,430,327
Republic Services Inc.	503,718	13,383,787
Stericycle Inc.(a)(b)	132,658	6,427,280
Waste Connections Inc.(a)(b)	125,266	3,615,177

		27,856,571

FOOD – 3.06%
Campbell Soup Co.	308,421	10,060,693
ConAgra Foods Inc.	699,659	15,168,607
Corn Products International Inc.	116,579	3,324,833
Dean Foods Co.(a)	282,178	5,019,947
Del Monte Foods Co.	308,830	3,576,251
Flowers Foods Inc.	120,540	3,168,997
H.J. Heinz Co.	492,208	19,565,268
Hershey Co. (The)	241,273	9,375,869
Hormel Foods Corp.	109,097	3,875,125
J.M. Smucker Co. (The)	185,538	9,835,369
McCormick & Co. Inc. NVS	203,732	6,914,664
Ralcorp Holdings Inc.(a)	88,715	5,187,166
Safeway Inc.	666,295	13,139,337
Sara Lee Corp.	1,087,060	12,109,848
Smithfield Foods Inc.(a)(b)	218,626	3,017,039
SUPERVALU Inc.	331,670	4,994,950
Tyson Foods Inc. Class A	471,009	5,948,844
Whole Foods Market Inc.(a)(b)	171,254	5,221,534

		139,504,341
FOREST PRODUCTS & PAPER – 1.07%
International Paper Co.	676,156	15,030,948
MeadWestvaco Corp.	268,006	5,979,214
Plum Creek Timber Co. Inc.	254,741	7,805,264
Rayonier Inc.	123,740	5,062,203
Temple-Inland Inc.	166,097	2,727,313
Weyerhaeuser Co.	330,484	12,112,239

		48,717,181
GAS – 1.07%
AGL Resources Inc.	120,854	4,262,521
Atmos Energy Corp.	144,036	4,058,934
Energen Corp.	112,309	4,840,518
NiSource Inc.	430,512	5,979,812
Sempra Energy	382,172	19,035,987
Southern Union Co.	173,948	3,616,379
UGI Corp.	169,670	4,251,930
Vectren Corp.	126,637	2,917,716

		48,963,797
HAND & MACHINE TOOLS – 0.42%
Black & Decker Corp. (The)	94,042	4,353,204
Kennametal Inc.	127,305	3,132,976
Lincoln Electric Holdings Inc.	66,368	3,149,162
Snap-On Inc.	89,943	3,126,419
Stanley Works (The)	123,908	5,289,633

		19,051,394
HEALTH CARE - PRODUCTS – 2.32%
Beckman Coulter Inc.	107,247	7,393,608
C.R. Bard Inc.	155,341	12,211,356
Cooper Companies Inc. (The)	70,388	2,092,635
DENTSPLY International Inc.	232,307	8,023,884
Edwards Lifesciences Corp.(a)	87,427	6,112,022
Gen-Probe Inc.(a)	81,428	3,374,376
Henry Schein Inc.(a)	140,986	7,741,541

Hill-Rom Holdings Inc.	97,454	2,122,548
Hologic Inc.(a)	400,686	6,547,209
IDEXX Laboratories Inc.(a)	92,467	4,623,350
Intuitive Surgical Inc.(a)(b)	59,220	15,530,445
Inverness Medical Innovations Inc.(a)(b)	126,590	4,902,831
Kinetic Concepts Inc.(a)	96,058	3,552,225
Patterson Companies Inc.(a)	157,230	4,284,517
ResMed Inc.(a)	118,093	5,337,804
TECHNE Corp.	58,272	3,644,914
Varian Medical Systems Inc.(a)	196,128	8,262,873

		105,758,138
HEALTH CARE - SERVICES – 1.81%
Brookdale Senior Living Inc.	69,035	1,251,605
Community Health Systems Inc.(a)	144,846	4,624,933
Covance Inc.(a)	100,198	5,425,722
Coventry Health Care Inc.(a)	232,511	4,640,920
DaVita Inc.(a)	161,783	9,163,389
Health Management Associates Inc. Class A(a)	385,074	2,884,204
Health Net Inc.(a)	162,002	2,494,831
Humana Inc.(a)	265,633	9,908,111
Laboratory Corp. of America Holdings(a)	169,231	11,118,477
LifePoint Hospitals Inc.(a)	84,708	2,292,198
Lincare Holdings Inc.(a)	107,359	3,354,969
MEDNAX Inc.(a)	71,537	3,928,812
Quest Diagnostics Inc.	242,985	12,681,387
Tenet Healthcare Corp.(a)	749,771	4,408,653
Universal Health Services Inc. Class B	71,678	4,439,019

		82,617,230
HOLDING COMPANIES - DIVERSIFIED – 0.27%
Leucadia National Corp.(a)	292,751	7,236,805
Walter Energy Inc.	82,737	4,969,184

		12,205,989
HOME BUILDERS – 0.65%
D.R. Horton Inc.	434,023	4,952,202
KB Home	119,218	1,980,211
Lennar Corp. Class A	232,503	3,313,168
M.D.C. Holdings Inc.	58,191	2,021,555
NVR Inc.(a)	9,030	5,755,451
Pulte Homes Inc.(b)	525,021	5,769,981
Thor Industries Inc.	56,028	1,734,067
Toll Brothers Inc.(a)	213,003	4,162,079

		29,688,714
HOME FURNISHINGS – 0.25%
Harman International Industries Inc.	91,599	3,103,374
Whirlpool Corp.	115,708	8,094,932

		11,198,306
HOUSEHOLD PRODUCTS & WARES – 0.93%
Avery Dennison Corp.	176,649	6,361,130
Church & Dwight Co. Inc.	109,688	6,223,697
Clorox Co. (The)	217,521	12,794,585
Fortune Brands Inc.	235,222	10,109,842
Jarden Corp.(b)	137,347	3,855,330
Scotts Miracle-Gro Co. (The) Class A	69,707	2,993,916

		42,338,500

HOUSEWARES – 0.20%
Newell Rubbermaid Inc.	434,900	6,823,581
Toro Co. (The)	55,832	2,220,439

		9,044,020
INSURANCE – 6.23%
Alleghany Corp.(a)	8,675	2,247,259
Allied World Assurance Holdings Ltd.	77,410	3,710,261
American Financial Group Inc.	134,411	3,427,480
American International Group Inc.(a)	189,229	8,346,891
American National Insurance Co.	24,826	2,115,175
Aon Corp.	433,032	17,620,072
Arch Capital Group Ltd.(a)	81,979	5,536,862
Arthur J. Gallagher & Co.	156,838	3,822,142
Aspen Insurance Holdings Ltd.	129,624	3,431,147
Assurant Inc.	184,443	5,913,243
Axis Capital Holdings Ltd.	222,475	6,714,295
Brown & Brown Inc.	182,440	3,495,550
CIGNA Corp.	426,744	11,987,239
Cincinnati Financial Corp.	226,846	5,895,728
CNA Financial Corp.(a)(b)	42,716	1,031,164
Endurance Specialty Holdings Ltd.	77,123	2,812,676
Erie Indemnity Co. Class A	46,400	1,738,144
Everest Re Group Ltd.	96,284	8,444,107
Fidelity National Financial Inc. Class A	368,121	5,551,265
First American Corp.	145,963	4,724,822
Genworth Financial Inc. Class A	764,074	9,130,684
Hanover Insurance Group Inc. (The)	79,910	3,302,680
Hartford Financial Services Group Inc. (The)	509,114	13,491,521
HCC Insurance Holdings Inc.	175,770	4,807,310
Lincoln National Corp.	473,167	12,259,757
Markel Corp.(a)	15,361	5,066,365
Marsh & McLennan Companies Inc.	817,455	20,215,662
MBIA Inc.(a)(b)	207,793	1,612,474
Mercury General Corp.	42,101	1,523,214
Odyssey Re Holdings Corp.	26,345	1,707,419
Old Republic International Corp.	376,458	4,585,259
OneBeacon Insurance Group Ltd.	37,422	514,178
PartnerRe Ltd.	88,398	6,801,342
Principal Financial Group Inc.	486,028	13,312,307
Progressive Corp. (The)(a)	1,065,382	17,664,034
Protective Life Corp.	134,040	2,871,137
Reinsurance Group of America Inc.	114,034	5,085,916
RenaissanceRe Holdings Ltd.	97,653	5,347,478
StanCorp Financial Group Inc.	76,513	3,088,830
Torchmark Corp.	129,654	5,630,873
Transatlantic Holdings Inc.	42,457	2,130,068
Unitrin Inc.	66,486	1,295,812
Unum Group	518,838	11,123,887
Validus Holdings Ltd.	147,394	3,802,765
W.R. Berkley Corp.	210,549	5,322,679
Wesco Financial Corp.	2,136	695,268
White Mountains Insurance Group Ltd.	12,203	3,746,443
XL Capital Ltd. Class A	535,209	9,344,749

		284,045,633

INTERNET – 1.61%
Akamai Technologies Inc.(a)	271,012	5,333,516
Equinix Inc.(a)(b)	59,456	5,469,952
Expedia Inc.(a)	287,708	6,890,607
F5 Networks Inc.(a)	123,115	4,879,047
HLTH Corp.(a)(b)	161,396	2,357,996
IAC/InterActiveCorp.(a)	149,783	3,024,119
Liberty Media Corp. - Liberty Interactive Group Series A(a)	931,704	10,220,793
McAfee Inc.(a)	243,420	10,659,362
Netflix Inc.(a)(b)	65,930	3,043,988
Priceline.com Inc.(a)(b)	65,170	10,806,489
Sohu.com Inc.(a)	46,881	3,224,475
VeriSign Inc.(a)	301,240	7,136,376
WebMD Health Corp. Class A(a)(b)	12,862	425,989

		73,472,709
IRON & STEEL – 0.83%
AK Steel Holding Corp.	170,727	3,368,444
Allegheny Technologies Inc.	153,727	5,378,908
Carpenter Technology Corp.	68,353	1,598,777
Cliffs Natural Resources Inc.	205,319	6,644,123
Reliance Steel & Aluminum Co.	98,343	4,185,478
Schnitzer Steel Industries Inc. Class A	33,180	1,766,835
Steel Dynamics Inc.	336,816	5,166,757
United States Steel Corp.	224,213	9,948,331

		38,057,653
LEISURE TIME – 0.36%
Harley-Davidson Inc.	366,641	8,432,743
Royal Caribbean Cruises Ltd.(a)	204,493	4,924,191
WMS Industries Inc.(a)	68,065	3,032,976

		16,389,910
LODGING – 1.06%
Boyd Gaming Corp.(a)	87,376	955,020
Choice Hotels International Inc.	45,317	1,407,546
Las Vegas Sands Corp.(a)(b)	468,970	7,897,455
Marriott International Inc. Class A(b)	467,037	12,885,551
MGM MIRAGE(a)(b)	305,556	3,678,894
Starwood Hotels & Resorts Worldwide Inc.	292,021	9,645,454
Wyndham Worldwide Corp.	278,578	4,546,393
Wynn Resorts Ltd.(a)(b)	104,912	7,437,212

		48,453,525
MACHINERY – 1.48%
AGCO Corp.(a)	144,815	4,001,238
Bucyrus International Inc.	117,488	4,184,923
Cummins Inc.	315,730	14,147,861
Flowserve Corp.	87,598	8,631,907
Gardner Denver Inc.(a)	81,003	2,825,385
Graco Inc.	93,536	2,606,848
IDEX Corp.	126,165	3,526,312
Joy Global Inc.	159,806	7,820,906
Manitowoc Co. Inc. (The)	202,880	1,921,274
Rockwell Automation Inc.	221,889	9,452,471
Terex Corp.(a)	164,517	3,410,437
Wabtec Corp.	74,533	2,797,223
Zebra Technologies Corp. Class A(a)	92,582	2,400,651

		67,727,436

MANUFACTURING – 2.50%
AptarGroup Inc.	105,983	3,959,525
Brink’s Co. (The)	70,715	1,902,941
Carlisle Companies Inc.	95,654	3,243,627
Crane Co.	76,773	1,981,511
Donaldson Co. Inc.	120,984	4,189,676
Dover Corp.	290,788	11,270,943
Eaton Corp.	259,070	14,660,771
Harsco Corp.	126,030	4,462,722
ITT Corp.	284,726	14,848,461
Leggett & Platt Inc.	245,489	4,762,487
Pall Corp.	184,313	5,949,624
Parker Hannifin Corp.	251,108	13,017,439
Pentair Inc.	153,903	4,543,217
Roper Industries Inc.	141,575	7,217,493
SPX Corp.	76,714	4,700,267
Teleflex Inc.	62,086	2,999,375
Textron Inc.	422,834	8,025,389
Trinity Industries Inc.	122,399	2,104,039

		113,839,507
MEDIA – 1.84%
Cablevision Systems Corp. Class A	366,914	8,714,207
CBS Corp. Class B NVS	950,343	11,451,633
Central European Media Enterprises Ltd. Class A(a)(b)	53,910	1,846,417
CTC Media Inc.(a)	53,514	841,240
Discovery Communications Inc. Class C(a)	439,681	11,444,897
Dish Network Corp. Class A(a)	315,206	6,070,868
Gannett Co. Inc.	362,910	4,540,004
John Wiley & Sons Inc. Class A	64,410	2,240,180
Liberty Global Inc. Series A(a)	416,325	9,396,455
Liberty Media Corp. - Liberty Capital Group Series A(a)	125,156	2,618,264
McGraw-Hill Companies Inc. (The)	492,006	12,369,031
Meredith Corp.(b)	53,445	1,600,143
New York Times Co. (The) Class A(b)	163,945	1,331,233
Scripps Networks Interactive Inc. Class A	137,471	5,079,553
Washington Post Co. (The) Class B	9,608	4,497,313

		84,041,438
METAL FABRICATE & HARDWARE – 0.70%
Commercial Metals Co.	175,772	3,146,319
Precision Castparts Corp.	219,108	22,320,532
Timken Co. (The)	151,156	3,541,585
Valmont Industries Inc.	32,914	2,803,615

		31,812,051
MINING – 0.38%
Compass Minerals International Inc.	50,851	3,133,439
Royal Gold Inc.	56,229	2,564,042
Titanium Metals Corp.	134,377	1,288,675
Vulcan Materials Co.	195,541	10,572,902

		17,559,058
OFFICE & BUSINESS EQUIPMENT – 0.41%
Pitney Bowes Inc.	322,931	8,024,835
Xerox Corp.	1,351,586	10,461,276

		18,486,111

OIL & GAS – 4.65%
Atwood Oceanics Inc.(a)	87,332	3,080,200
Cabot Oil & Gas Corp.	162,442	5,807,301
Cimarex Energy Co.	130,519	5,654,083
CNX Gas Corp.(a)	38,565	1,183,945
Comstock Resources Inc.(a)	72,485	2,905,199
Concho Resources Inc.(a)	119,095	4,325,530
Continental Resources Inc.(a)	47,465	1,859,204
Denbury Resources Inc.(a)	388,608	5,879,639
Diamond Offshore Drilling Inc.(b)	107,704	10,287,886
Encore Acquisition Co.(a)	86,881	3,249,349
ENSCO International Inc.	221,848	9,437,414
EQT Corp.	204,789	8,724,011
EXCO Resources Inc.(a)	217,103	4,057,655
Forest Oil Corp.(a)(b)	174,045	3,406,061
Frontier Oil Corp.	163,381	2,274,264
Helmerich & Payne Inc.	165,326	6,535,337
Holly Corp.	66,058	1,692,406
Mariner Energy Inc.(a)	159,412	2,260,462
Murphy Oil Corp.	298,470	17,182,918
Nabors Industries Ltd.(a)	442,773	9,253,956
Newfield Exploration Co.(a)	207,479	8,830,306
Noble Energy Inc.	271,187	17,887,495
Patterson-UTI Energy Inc.	239,836	3,621,524
Petrohawk Energy Corp.(a)	470,632	11,394,001
Pioneer Natural Resources Co.	178,572	6,480,378
Plains Exploration & Production Co.(a)	217,975	6,029,188
Pride International Inc.(a)	271,434	8,262,451
Quicksilver Resources Inc.(a)	183,061	2,597,636
Range Resources Corp.	244,783	12,082,489
Rowan Companies Inc.	176,907	4,081,244
SandRidge Energy Inc.(a)	193,648	2,509,678
Seahawk Drilling Inc.(a)	18,149	564,252
St. Mary Land & Exploration Co.	97,362	3,160,371
Sunoco Inc.	183,131	5,210,077
Tesoro Corp.	215,926	3,234,571
Unit Corp.(a)	63,719	2,628,409
Whiting Petroleum Corp.(a)	79,492	4,577,149

		212,208,039
OIL & GAS SERVICES – 1.47%
BJ Services Co.	456,791	8,875,449
Cameron International Corp.(a)	339,448	12,837,923
Dresser-Rand Group Inc.(a)	129,010	4,008,341
Exterran Holdings Inc.(a)(b)	97,365	2,311,445
FMC Technologies Inc.(a)	193,347	10,100,447
Helix Energy Solutions Group Inc.(a)	162,214	2,429,966
Oceaneering International Inc.(a)	85,674	4,861,999
Oil States International Inc.(a)	77,363	2,717,762
SEACOR Holdings Inc.(a)	31,493	2,570,774
Smith International Inc.	343,409	9,855,838
Superior Energy Services Inc.(a)	121,963	2,746,607
Tidewater Inc.	80,860	3,807,697

		67,124,248
PACKAGING & CONTAINERS – 1.07%
Ball Corp.	147,015	7,233,138
Bemis Co. Inc.	169,137	4,382,340
Crown Holdings Inc.(a)	249,986	6,799,619
Greif Inc. Class A	51,816	2,852,471
Owens-Illinois Inc.(a)	263,282	9,715,106

Packaging Corp. of America	160,089	3,265,816
Pactiv Corp.(a)	206,667	5,383,675
Sealed Air Corp.	248,498	4,878,016
Sonoco Products Co.	156,266	4,303,566

		48,813,747
PHARMACEUTICALS – 2.41%
AmerisourceBergen Corp.	473,031	10,586,434
Amylin Pharmaceuticals Inc.(a)(b)	220,264	3,015,414
BioMarin Pharmaceutical Inc.(a)	156,095	2,822,198
Cephalon Inc.(a)(b)	115,367	6,718,974
Dendreon Corp.(a)	180,772	5,059,808
Endo Pharmaceuticals Holdings Inc.(a)	183,310	4,148,305
Forest Laboratories Inc.(a)	471,860	13,891,558
Herbalife Ltd.	96,146	3,147,820
Hospira Inc.(a)	250,758	11,183,807
King Pharmaceuticals Inc.(a)	387,890	4,177,575
Mead Johnson Nutrition Co. Class A(b)	53,830	2,428,271
Mylan Inc.(a)(b)	476,954	7,636,034
NBTY Inc.(a)	83,769	3,315,577
Omnicare Inc.	185,629	4,180,365
OSI Pharmaceuticals Inc.(a)	90,588	3,197,756
Perrigo Co.	124,556	4,233,658
Sepracor Inc.(a)	170,688	3,908,755
United Therapeutics Corp.(a)	72,819	3,567,403
Valeant Pharmaceuticals International(a)	106,182	2,979,467
VCA Antech Inc.(a)(b)	132,458	3,561,796
Watson Pharmaceuticals Inc.(a)	164,559	6,029,442

		109,790,417
PIPELINES – 1.13%
El Paso Corp.	1,095,397	11,304,497
National Fuel Gas Co.	110,842	5,077,672
ONEOK Inc.	165,071	6,044,900
Questar Corp.	272,605	10,239,044
Spectra Energy Corp.	1,008,998	19,110,422

		51,776,535
REAL ESTATE – 0.31%
CB Richard Ellis Group Inc. Class A(a)	369,592	4,339,010
Forest City Enterprises Inc. Class A	170,735	2,282,727
Jones Lang LaSalle Inc.	65,394	3,097,714
St. Joe Co. (The)(a)	144,767	4,215,615

		13,935,066
REAL ESTATE INVESTMENT TRUSTS – 5.34%
Alexandria Real Estate Equities Inc.	61,562	3,345,895
AMB Property Corp.	229,030	5,256,239
Annaly Capital Management Inc.	851,578	15,447,625
Apartment Investment and Management Co. Class A	182,481	2,691,595
AvalonBay Communities Inc.(b)	125,002	9,091,395
Boston Properties Inc.	216,716	14,205,734
Brandywine Realty Trust	200,468	2,213,167
BRE Properties Inc. Class A	79,943	2,502,216
Camden Property Trust	104,104	4,195,391
CapitalSource Inc.	381,844	1,657,203
Chimera Investment Corp.	1,048,734	4,006,164
Corporate Office Properties Trust	89,575	3,303,526
Digital Realty Trust Inc.(b)	119,265	5,451,603

Douglas Emmett Inc.	189,187	2,323,216
Duke Realty Corp.	349,744	4,200,425
Equity Residential	428,274	13,148,012
Essex Property Trust Inc.	42,910	3,414,778
Federal Realty Investment Trust	92,660	5,686,544
HCP Inc.	458,535	13,178,296
Health Care REIT Inc.(b)	187,520	7,804,582
Hospitality Properties Trust	191,226	3,895,274
Host Hotels & Resorts Inc.	942,573	11,094,084
HRPT Properties Trust	348,338	2,619,502
Kimco Realty Corp.	588,810	7,678,082
Liberty Property Trust	174,720	5,683,642
Macerich Co. (The)	126,062	3,823,460
Mack-Cali Realty Corp.	122,291	3,953,668
Nationwide Health Properties Inc.	161,282	4,998,129
ProLogis	692,141	8,250,321
Public Storage	210,266	15,820,414
Realty Income Corp.(b)	163,248	4,187,311
Regency Centers Corp.	125,364	4,644,736
Senior Housing Properties Trust	198,594	3,795,131
SL Green Realty Corp.(b)	120,174	5,269,630
Taubman Centers Inc.	82,860	2,989,589
UDR Inc.	234,420	3,689,771
Ventas Inc.	244,858	9,427,033
Vornado Realty Trust	239,733	15,441,203
Weingarten Realty Investors	163,035	3,247,657

		243,632,243
RETAIL – 5.14%
Abercrombie & Fitch Co. Class A	137,493	4,520,770
Advance Auto Parts Inc.	148,733	5,842,232
Aeropostale Inc.(a)	105,554	4,588,432
American Eagle Outfitters Inc.	266,978	4,501,249
AutoNation Inc.(a)(b)	113,314	2,048,717
AutoZone Inc.(a)(b)	46,739	6,834,177
Barnes & Noble Inc.(b)	58,761	1,305,669
Bed Bath & Beyond Inc.(a)(b)	408,089	15,319,661
Big Lots Inc.(a)	128,964	3,226,679
BJ’s Wholesale Club Inc.(a)(b)	85,384	3,092,608
Brinker International Inc.	159,344	2,506,481
Burger King Holdings Inc.	165,835	2,917,038
CarMax Inc.(a)	344,223	7,194,261
Chico’s FAS Inc.(a)	276,915	3,599,895
Chipotle Mexican Grill Inc. Class A(a)(b)	49,918	4,844,542
Copart Inc.(a)(b)	104,437	3,468,353
Darden Restaurants Inc.	214,506	7,321,090
Dick’s Sporting Goods Inc.(a)	134,087	3,003,549
Dollar Tree Inc.(a)	140,438	6,836,522
Family Dollar Stores Inc.	219,037	5,782,577
Foot Locker Inc.	242,858	2,902,153
GameStop Corp. Class A(a)	257,153	6,806,840
J.C. Penney Co. Inc.	347,718	11,735,483
Limited Brands Inc.	415,659	7,062,046
Macy’s Inc.	658,009	12,034,985
MSC Industrial Direct Co. Inc. Class A	66,722	2,907,745
Nordstrom Inc.	257,597	7,867,012
Office Depot Inc.(a)	428,938	2,839,570
O’Reilly Automotive Inc.(a)	212,382	7,675,485
Panera Bread Co. Class A(a)	42,879	2,358,345

Penske Automotive Group Inc.	59,673	1,144,528
PetSmart Inc.	197,510	4,295,843
RadioShack Corp.	196,067	3,248,830
Rite Aid Corp.(a)(b)	909,434	1,491,472
Ross Stores Inc.	198,306	9,473,078
Sears Holdings Corp.(a)(b)	78,027	5,095,943
Signet Jewelers Ltd.(a)	133,131	3,505,339
Tiffany & Co.	194,271	7,485,262
TJX Companies Inc. (The)	646,526	24,018,441
Urban Outfitters Inc.(a)	201,197	6,070,113
Wendy’s/Arby’s Group Inc. Class A	570,682	2,699,326
Williams-Sonoma Inc.	147,088	2,975,590

		234,447,931
SAVINGS & LOANS – 0.72%
Capitol Federal Financial	31,544	1,038,428
First Niagara Financial Group Inc.	233,971	2,884,862
Hudson City Bancorp Inc.	732,861	9,637,122
New York Community Bancorp Inc.	539,007	6,155,460
People’s United Financial Inc.	540,654	8,412,576
TFS Financial Corp.	130,867	1,557,317
Washington Federal Inc.	175,519	2,959,250

		32,645,015
SEMICONDUCTORS – 4.06%
Advanced Micro Devices Inc.(a)	873,996	4,946,817
Altera Corp.	459,062	9,415,362
Analog Devices Inc.	455,597	12,565,365
Atmel Corp.(a)	704,042	2,949,936
Cree Inc.(a)	161,497	5,935,015
Cypress Semiconductor Corp.(a)	242,416	2,504,157
Fairchild Semiconductor International Inc.(a)	192,711	1,971,434
Integrated Device Technology Inc.(a)	257,409	1,740,085
International Rectifier Corp.(a)	111,751	2,178,027
Intersil Corp. Class A	190,706	2,919,709
KLA-Tencor Corp.	265,785	9,531,050
Lam Research Corp.(a)	198,179	6,769,795
Linear Technology Corp.	348,103	9,618,086
LSI Corp.(a)	1,016,771	5,582,073
Marvell Technology Group Ltd.(a)	805,332	13,038,325
Maxim Integrated Products Inc.	476,873	8,650,476
MEMC Electronic Materials Inc.(a)	349,028	5,804,336
Microchip Technology Inc.	285,945	7,577,543
Micron Technology Inc.(a)	1,324,738	10,862,852
National Semiconductor Corp.	359,741	5,133,504
Novellus Systems Inc.(a)	152,528	3,200,037
NVIDIA Corp.(a)	854,105	12,837,198
ON Semiconductor Corp.(a)	658,548	5,433,021
PMC-Sierra Inc.(a)	348,059	3,327,444
QLogic Corp.(a)	185,427	3,189,344
Rambus Inc.(a)(b)	162,998	2,836,165
Rovi Corp.(a)	158,400	5,322,240
Silicon Laboratories Inc.(a)(b)	69,802	3,236,021
Teradyne Inc.(a)	270,016	2,497,648
Varian Semiconductor Equipment Associates Inc.(a)	114,381	3,756,272
Xilinx Inc.	429,406	10,056,689

		185,386,026

SOFTWARE – 4.14%
Allscripts-Misys Healthcare Solutions Inc.	97,087	1,967,953
ANSYS Inc.(a)	137,279	5,143,844
Autodesk Inc.(a)	356,878	8,493,696
BMC Software Inc.(a)	289,071	10,848,835
Broadridge Financial Solutions Inc.	219,530	4,412,553
CA Inc.	614,447	13,511,690
Cerner Corp.(a)(b)	104,896	7,846,221
Citrix Systems Inc.(a)	282,731	11,091,537
Compuware Corp.(a)	377,616	2,767,925
Dun & Bradstreet Corp. (The)	83,096	6,258,791
Electronic Arts Inc.(a)	505,957	9,638,481
Emdeon Inc. Class A(a)	43,123	698,593
Fidelity National Information Services Inc.	298,986	7,627,133
Fiserv Inc.(a)	243,141	11,719,396
Global Payments Inc.	125,978	5,883,173
IMS Health Inc.	284,153	4,361,749
Intuit Inc.(a)	505,412	14,404,242
Metavante Technologies Inc.(a)	140,288	4,837,130
MSCI Inc. Class A(a)	156,776	4,643,705
Novell Inc.(a)	536,801	2,420,973
Nuance Communications Inc.(a)	340,478	5,093,551
Paychex Inc.	503,519	14,627,227
Red Hat Inc.(a)	295,293	8,161,899
Salesforce.com Inc.(a)(b)	169,448	9,646,675
SEI Investments Co.	189,221	3,723,869
Sybase Inc.(a)	130,318	5,069,370
Total System Services Inc.	253,240	4,079,696

		188,979,907
TELECOMMUNICATIONS – 2.62%
Amdocs Ltd.(a)	302,699	8,136,549
CenturyTel Inc.	464,134	15,594,902
Ciena Corp.(a)(b)	141,277	2,299,990
Clearwire Corp. Class A(a)(b)	102,499	833,317
CommScope Inc.(a)	146,518	4,385,284
Crown Castle International Corp.(a)	455,011	14,269,145
EchoStar Corp. Class A(a)	59,770	1,103,354
Frontier Communications Corp.	488,406	3,682,581
Harris Corp.	206,906	7,779,666
JDS Uniphase Corp.(a)	328,534	2,335,877
Leap Wireless International Inc.(a)	91,580	1,790,389
Level 3 Communications Inc.(a)	2,548,490	3,542,401
MetroPCS Communications Inc.(a)	397,202	3,717,811
NeuStar Inc. Class A(a)	112,698	2,546,975
NII Holdings Inc.(a)	258,860	7,760,623
Qwest Communications International Inc.	2,306,989	8,789,628
SBA Communications Corp. Class A(a)(b)	182,396	4,930,164
Telephone and Data Systems Inc.	141,913	4,400,722
Tellabs Inc.(a)	619,081	4,284,041
tw telecom inc.(a)	233,092	3,135,087
United States Cellular Corp.(a)	24,235	946,861
Virgin Media Inc.	452,019	6,292,104
Windstream Corp.	682,101	6,909,683

		119,467,154
TEXTILES – 0.23%
Cintas Corp.	206,157	6,248,619
Mohawk Industries Inc.(a)	87,036	4,150,747

		10,399,366
TOYS, GAMES & HOBBIES – 0.43%
Hasbro Inc.	196,119	5,442,302
Marvel Entertainment Inc.(a)	76,215	3,781,788
Mattel Inc.	561,714	10,369,240

		19,593,330

TRANSPORTATION – 1.24%
Alexander & Baldwin Inc.	63,868	2,049,524
C.H. Robinson Worldwide Inc.	265,090	15,308,948
Con-way Inc.	76,720	2,939,910
Expeditors International Washington Inc.	331,985	11,669,273
Frontline Ltd.(b)	80,224	1,876,439
J.B. Hunt Transport Services Inc.	136,708	4,392,428
Kansas City Southern Industries Inc.(a)	143,074	3,790,030
Kirby Corp.(a)	83,951	3,091,076
Landstar System Inc.	80,150	3,050,509
Overseas Shipholding Group Inc.	36,996	1,382,541
Ryder System Inc.	87,334	3,411,266
Teekay Corp.	66,350	1,451,075
UTi Worldwide Inc.	155,758	2,255,376

		56,668,395
TRUCKING & LEASING – 0.04%
GATX Corp.	73,461	2,053,235

		2,053,235
WATER – 0.12%
American Water Works Co. Inc.	98,366	1,961,418
Aqua America Inc.	212,305	3,745,060

		5,706,478

TOTAL COMMON STOCKS
(Cost: $5,177,077,384)		4,554,085,244

Security	Shares	Value
SHORT-TERM INVESTMENTS – 4.77%

MONEY MARKET FUNDS – 4.77%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.22%(c)(d)(e)	184,856,314	184,856,314
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.18%(c)(d)(e)	28,212,665	28,212,665
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.04%(c)(d)	4,501,164	4,501,164

		217,570,143

TOTAL SHORT-TERM INVESTMENTS
(Cost: $217,570,143)		217,570,143

TOTAL INVESTMENTS IN SECURITIES – 104.60%
(Cost: $5,394,647,527)		4,771,655,387
Other Assets, Less Liabilities – (4.60)%		(209,711,886)

NET ASSETS – 100.00%		$4,561,943,501

NVS - Non-Voting Shares

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Affiliated issuer. See Note 2.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

September 30, 2009

Security	Shares	Value
COMMON STOCKS – 99.91%

AEROSPACE & DEFENSE – 1.48%
Alliant Techsystems Inc.(a)	59,383	$4,622,967
BE Aerospace Inc.(a)	84,182	1,695,425
Goodrich Corp.	224,196	12,182,811
Rockwell Collins Inc.	286,680	14,563,344
Spirit AeroSystems Holdings Inc. Class A(a)	61,289	1,106,879
TransDigm Group Inc.(a)	71,709	3,571,825

		37,743,251
AGRICULTURE – 0.78%
Lorillard Inc.	268,348	19,938,256

		19,938,256
AIRLINES – 1.07%
AMR Corp.(a)	514,632	4,091,324
Continental Airlines Inc. Class B(a)	248,963	4,092,952
Copa Holdings SA Class A	54,412	2,420,790
Delta Air Lines Inc.(a)	1,396,753	12,514,907
Southwest Airlines Co.	417,470	4,007,712

		27,127,685
APPAREL – 1.53%
Coach Inc.	574,797	18,922,317
Guess? Inc.	105,347	3,902,053
Hanesbrands Inc.(a)	171,011	3,659,635
Phillips-Van Heusen Corp.	60,202	2,576,044
Polo Ralph Lauren Corp.	93,886	7,193,545
VF Corp.	35,948	2,603,714

		38,857,308
AUTO MANUFACTURERS – 0.17%
Navistar International Corp.(a)	113,336	4,241,033

		4,241,033
AUTO PARTS & EQUIPMENT – 0.63%
BorgWarner Inc.	195,825	5,925,664
Federal Mogul Corp. Class A(a)	11,485	138,624
Goodyear Tire & Rubber Co. (The)(a)	437,852	7,456,620
TRW Automotive Holdings Corp.(a)	25,858	433,121
WABCO Holdings Inc.	102,434	2,151,114

		16,105,143
BANKS – 0.08%
BOK Financial Corp.	12,271	568,393
Commerce Bancshares Inc.	37,241	1,386,855

		1,955,248

BEVERAGES – 1.33%
Brown-Forman Corp. Class B NVS	135,238	6,521,177
Coca-Cola Enterprises Inc.	475,195	10,173,925
Green Mountain Coffee Roasters Inc.(a)(b)	62,366	4,605,105
Hansen Natural Corp.(a)	124,312	4,567,223
Molson Coors Brewing Co. Class B NVS	13,159	640,580
Pepsi Bottling Group Inc.	203,240	7,406,066

		33,914,076
BIOTECHNOLOGY – 2.35%
Abraxis BioScience Inc.(a)	12,642	459,916
Alexion Pharmaceuticals Inc.(a)	159,245	7,092,772
Bio-Rad Laboratories Inc. Class A(a)	34,690	3,187,317
Charles River Laboratories International Inc.(a)	79,431	2,937,358
Illumina Inc.(a)(b)	222,732	9,466,110
Life Technologies Corp.(a)	280,131	13,040,098
Millipore Corp.(a)	100,370	7,059,022
Myriad Genetics Inc.(a)	172,977	4,739,570
Vertex Pharmaceuticals Inc.(a)	313,390	11,877,481

		59,859,644
BUILDING MATERIALS – 0.56%
Armstrong World Industries Inc.(a)	16,229	559,251
Eagle Materials Inc.	78,772	2,251,304
Lennox International Inc.	84,030	3,035,164
Martin Marietta Materials Inc.	30,888	2,843,858
Masco Corp.	305,640	3,948,869
Owens Corning(a)	67,756	1,521,122

		14,159,568
CHEMICALS – 3.21%
Albemarle Corp.	9,576	331,330
Ashland Inc.	10,030	433,497
Celanese Corp. Series A	259,012	6,475,300
CF Industries Holdings Inc.	72,498	6,251,503
Ecolab Inc.	427,362	19,756,945
FMC Corp.	111,993	6,299,606
International Flavors & Fragrances Inc.	134,152	5,088,385
Intrepid Potash Inc.(a)	69,185	1,632,074
Lubrizol Corp.	106,599	7,617,565
RPM International Inc.	122,195	2,259,386
Sherwin-Williams Co. (The)	153,511	9,235,222
Sigma-Aldrich Corp.	221,002	11,929,688
Terra Industries Inc.	123,156	4,269,819
Valhi Inc.	1,314	15,926

		81,596,246
COAL – 1.01%
Alpha Natural Resources Inc.(a)	216,900	7,613,190
CONSOL Energy Inc.	326,957	14,749,030
Massey Energy Co.	123,561	3,446,116

		25,808,336
COMMERCIAL SERVICES – 4.91%
Aaron’s Inc.	86,178	2,275,099
Alliance Data Systems Corp.(a)(b)	96,282	5,880,905
Apollo Group Inc. Class A(a)	240,145	17,691,482
Brinks Home Security Holdings Inc.(a)	82,641	2,544,516

Career Education Corp.(a)	115,164	2,807,698
Convergys Corp.(a)	22,952	228,143
Corrections Corp. of America(a)	23,726	537,394
DeVry Inc.	112,367	6,216,142
Equifax Inc.	178,261	5,194,526
FTI Consulting Inc.(a)	92,745	3,951,864
Genpact Ltd.(a)	112,947	1,389,248
H&R Block Inc.	614,870	11,301,311
Hewitt Associates Inc. Class A(a)	150,701	5,490,037
Hillenbrand Inc.	42,887	873,608
Interactive Data Corp.	30,585	801,633
Iron Mountain Inc.(a)	326,437	8,702,810
ITT Educational Services Inc.(a)	69,393	7,661,681
Lender Processing Services Inc.	173,025	6,604,364
Monster Worldwide Inc.(a)	133,219	2,328,668
Moody’s Corp.	339,721	6,950,692
Morningstar Inc.(a)	35,346	1,716,402
Pharmaceutical Product Development Inc.	189,747	4,163,049
R.R. Donnelley & Sons Co.	95,602	2,032,499
Robert Half International Inc.	275,783	6,900,091
SAIC Inc.(a)	277,786	4,872,366
Strayer Education Inc.	25,294	5,505,998
Weight Watchers International Inc.	5,738	157,451

		124,779,677
COMPUTERS – 4.39%
Affiliated Computer Services Inc. Class A(a)	99,368	5,382,765
Brocade Communications Systems Inc.(a)	246,003	1,933,584
Cadence Design Systems Inc.(a)	475,947	3,493,451
Cognizant Technology Solutions Corp. Class A(a)	527,920	20,409,387
Diebold Inc.	104,831	3,452,085
DST Systems Inc.(a)	61,137	2,738,938
FactSet Research Systems Inc.(b)	75,337	4,990,323
IHS Inc. Class A(a)	86,256	4,410,269
MICROS Systems Inc.(a)	145,243	4,384,886
NCR Corp.(a)	286,450	3,958,739
NetApp Inc.(a)	602,286	16,068,990
SanDisk Corp.(a)	197,533	4,286,466
Seagate Technology	801,524	12,191,180
Synopsys Inc.(a)	163,231	3,659,639
Teradata Corp.(a)	254,020	6,990,630
Western Digital Corp.(a)	363,509	13,278,984

		111,630,316
COSMETICS & PERSONAL CARE – 1.47%
Alberto-Culver Co.	130,945	3,624,558
Avon Products Inc.	771,704	26,207,068
Estee Lauder Companies Inc. (The) Class A	200,238	7,424,825

		37,256,451
DISTRIBUTION & WHOLESALE – 0.99%
Fastenal Co.(b)	239,314	9,261,452
LKQ Corp.(a)	253,207	4,694,458
W.W. Grainger Inc.	111,328	9,948,270
WESCO International Inc.(a)	40,180	1,157,184

		25,061,364
DIVERSIFIED FINANCIAL SERVICES – 3.63%
Affiliated Managers Group Inc.(a)	74,501	4,843,310

AmeriCredit Corp.(a)	49,333	778,968
Ameriprise Financial Inc.	36,279	1,318,016
CIT Group Inc.(b)	67,347	81,490
Eaton Vance Corp.	210,505	5,892,035
Federated Investors Inc. Class B	148,760	3,922,801
GLG Partners Inc.	343,406	1,383,926
Greenhill & Co. Inc.	36,985	3,313,116
IntercontinentalExchange Inc.(a)	131,831	12,812,655
Invesco Ltd.	60,020	1,366,055
Investment Technology Group Inc.(a)	6,465	180,503
Janus Capital Group Inc.	287,210	4,072,638
Jefferies Group Inc.(a)	158,601	4,318,705
Lazard Ltd. Class A	138,578	5,724,657
NASDAQ OMX Group Inc. (The)(a)	108,602	2,286,072
NYSE Euronext Inc.	120,675	3,486,301
SLM Corp.(a)	183,269	1,598,106
Student Loan Corp. (The)	907	42,085
T. Rowe Price Group Inc.	461,726	21,100,878
TD AMERITRADE Holding Corp.(a)	473,224	9,284,655
Waddell & Reed Financial Inc. Class A	155,414	4,421,528

		92,228,500
ELECTRIC – 2.74%
AES Corp. (The)(a)	972,590	14,413,784
Allegheny Energy Inc.	186,976	4,958,604
Calpine Corp.(a)	327,222	3,769,597
CenterPoint Energy Inc.	592,112	7,359,952
Constellation Energy Group Inc.	278,571	9,017,343
DPL Inc.	26,571	693,503
Integrys Energy Group Inc.	30,326	1,088,400
ITC Holdings Corp.	89,842	4,083,319
NV Energy Inc.	180,811	2,095,599
Ormat Technologies Inc.	35,415	1,445,640
PPL Corp.	679,612	20,619,428

		69,545,169
ELECTRICAL COMPONENTS & EQUIPMENT – 0.78%
AMETEK Inc.	194,509	6,790,309
Energizer Holdings Inc.(a)	105,129	6,974,258
Hubbell Inc. Class B	11,917	500,514
Molex Inc.	20,443	426,850
SunPower Corp. Class A(a)(b)	174,269	5,208,900

		19,900,831
ELECTRONICS – 3.43%
Agilent Technologies Inc.(a)	620,805	17,277,003
Amphenol Corp. Class A	310,061	11,683,098
Arrow Electronics Inc.(a)	89,622	2,522,859
Avnet Inc.(a)	91,434	2,374,541
AVX Corp.	19,003	226,706
Dolby Laboratories Inc. Class A(a)	94,713	3,617,089
FLIR Systems Inc.(a)	272,031	7,608,707
Garmin Ltd.(b)	166,946	6,300,542
Gentex Corp.	248,627	3,518,072
Itron Inc.(a)	66,430	4,260,820
Jabil Circuit Inc.	168,855	2,264,346
Mettler-Toledo International Inc.(a)	60,815	5,509,231
National Instruments Corp.	102,488	2,831,743
PerkinElmer Inc.	45,667	878,633

Thomas & Betts Corp.(a)	30,207	908,627
Trimble Navigation Ltd.(a)	215,885	5,161,810
Vishay Intertechnology Inc.(a)	71,745	566,785
Waters Corp.(a)	174,522	9,748,799

		87,259,411
ENGINEERING & CONSTRUCTION – 1.84%
AECOM Technology Corp.(a)	170,708	4,633,015
Fluor Corp.	325,498	16,551,573
Jacobs Engineering Group Inc.(a)	223,483	10,269,044
McDermott International Inc.(a)	413,677	10,453,618
Shaw Group Inc. (The)(a)	122,714	3,937,892
URS Corp.(a)	18,802	820,707

		46,665,849
ENTERTAINMENT – 0.49%
International Game Technology	446,289	9,586,288
Regal Entertainment Group Class A	74,865	922,337
Scientific Games Corp. Class A(a)(b)	115,404	1,826,845
Warner Music Group Corp.(a)	7,007	38,749

		12,374,219
ENVIRONMENTAL CONTROL – 0.81%
Nalco Holding Co.	249,513	5,112,521
Republic Services Inc.	184,397	4,899,428
Stericycle Inc.(a)(b)	153,686	7,446,087
Waste Connections Inc.(a)	106,151	3,063,518

		20,521,554
FOOD – 2.30%
Campbell Soup Co.	241,283	7,870,651
Dean Foods Co.(a)	325,816	5,796,267
Flowers Foods Inc.	115,517	3,036,942
H.J. Heinz Co.	461,258	18,335,005
Hershey Co. (The)	162,054	6,297,418
Hormel Foods Corp.	12,303	437,003
McCormick & Co. Inc. NVS	235,916	8,006,989
Sara Lee Corp.	311,577	3,470,968
Smithfield Foods Inc.(a)	16,464	227,203
Whole Foods Market Inc.(a)(b)	165,792	5,054,998

		58,533,444
FOREST PRODUCTS & PAPER – 0.23%
Plum Creek Timber Co. Inc.	104,979	3,216,557
Rayonier Inc.	64,615	2,643,400

		5,859,957
HAND & MACHINE TOOLS – 0.04%
Snap-On Inc.	28,515	991,181

		991,181
HEALTH CARE - PRODUCTS – 4.16%
Beckman Coulter Inc.	124,105	8,555,799
C.R. Bard Inc.	179,742	14,129,519
DENTSPLY International Inc.	268,893	9,287,564
Edwards Lifesciences Corp.(a)	101,407	7,089,363
Gen-Probe Inc.(a)	94,070	3,898,261
Henry Schein Inc.(a)	163,250	8,964,057
Hill-Rom Holdings Inc.	45,217	984,826

Hologic Inc.(a)	45,405	741,918
IDEXX Laboratories Inc.(a)	106,574	5,328,700
Intuitive Surgical Inc.(a)(b)	68,514	17,967,796
Inverness Medical Innovations Inc.(a)(b)	66,979	2,594,097
Kinetic Concepts Inc.(a)	39,337	1,454,682
Patterson Companies Inc.(a)(b)	181,505	4,946,011
ResMed Inc.(a)	136,463	6,168,128
TECHNE Corp.	67,235	4,205,549
Varian Medical Systems Inc.(a)	226,944	9,561,151

		105,877,421
HEALTH CARE - SERVICES – 2.54%
Community Health Systems Inc.(a)	83,826	2,676,564
Covance Inc.(a)	115,361	6,246,798
Coventry Health Care Inc.(a)	75,568	1,508,337
DaVita Inc.(a)	187,196	10,602,781
Health Management Associates Inc. Class A(a)	445,386	3,335,941
Humana Inc.(a)	112,417	4,193,154
Laboratory Corp. of America Holdings(a)	196,033	12,879,368
Lincare Holdings Inc.(a)	100,841	3,151,281
MEDNAX Inc.(a)	26,674	1,464,936
Quest Diagnostics Inc.	281,172	14,674,367
Tenet Healthcare Corp.(a)	588,536	3,460,592
Universal Health Services Inc. Class B	6,026	373,190

		64,567,309
HOLDING COMPANIES - DIVERSIFIED – 0.34%
Leucadia National Corp.(a)	123,073	3,042,365
Walter Energy Inc.	95,478	5,734,409

		8,776,774
HOME BUILDERS – 0.16%
KB Home	10,376	172,345
M.D.C. Holdings Inc.	25,793	896,049
NVR Inc.(a)	1,813	1,155,552
Pulte Homes Inc.	64,461	708,426
Thor Industries Inc.	33,328	1,031,502

		3,963,874
HOME FURNISHINGS – 0.08%
Harman International Industries Inc.	58,779	1,991,433

		1,991,433
HOUSEHOLD PRODUCTS & WARES – 0.99%
Avery Dennison Corp.	38,081	1,371,297
Church & Dwight Co. Inc.	126,773	7,193,100
Clorox Co. (The)	223,265	13,132,447
Scotts Miracle-Gro Co. (The) Class A	80,692	3,465,721

		25,162,565
HOUSEWARES – 0.15%
Newell Rubbermaid Inc.	81,211	1,274,201
Toro Co. (The)	64,650	2,571,130

		3,845,331
INSURANCE – 1.95%
American International Group Inc.(a)	82,650	3,645,691
Arthur J. Gallagher & Co.	167,863	4,090,821
Axis Capital Holdings Ltd.	72,785	2,196,651

Brown & Brown Inc.	154,846	2,966,849
CIGNA Corp.	32,038	899,947
CNA Financial Corp.(a)(b)	22,457	542,112
Endurance Specialty Holdings Ltd.	30,152	1,099,643
Erie Indemnity Co. Class A	37,195	1,393,325
Fidelity National Financial Inc. Class A	62,318	939,755
Genworth Financial Inc. Class A	376,322	4,497,048
Hanover Insurance Group Inc. (The)	7,025	290,343
Lincoln National Corp.	169,334	4,387,444
Marsh & McLennan Companies Inc.	70,753	1,749,722
Odyssey Re Holdings Corp.	6,517	422,367
Principal Financial Group Inc.	562,323	15,402,027
Progressive Corp. (The)(a)	125,446	2,079,895
Reinsurance Group of America Inc.	10,283	458,622
Validus Holdings Ltd.	24,408	629,726
W.R. Berkley Corp.	79,632	2,013,097

		49,705,085
INTERNET – 2.77%
Akamai Technologies Inc.(a)	312,957	6,158,994
Equinix Inc.(a)(b)	68,530	6,304,760
Expedia Inc.(a)	302,508	7,245,067
F5 Networks Inc.(a)	141,890	5,623,101
HLTH Corp.(a)(b)	187,116	2,733,765
IAC/InterActiveCorp.(a)	75,715	1,528,686
McAfee Inc.(a)	281,251	12,315,981
Netflix Inc.(a)(b)	76,287	3,522,171
Priceline.com Inc.(a)(b)	75,404	12,503,491
Sohu.com Inc.(a)	54,212	3,728,701
VeriSign Inc.(a)	348,097	8,246,418
WebMD Health Corp. Class A(a)(b)	14,617	484,115

		70,395,250
IRON & STEEL – 0.09%
Cliffs Natural Resources Inc.	22,707	734,799
Schnitzer Steel Industries Inc. Class A	30,484	1,623,273

		2,358,072
LEISURE TIME – 0.21%
Royal Caribbean Cruises Ltd.(a)	72,987	1,757,527
WMS Industries Inc.(a)	78,835	3,512,888

		5,270,415
LODGING – 0.81%
Choice Hotels International Inc.	14,420	447,885
Las Vegas Sands Corp.(a)(b)	410,162	6,907,128
Marriott International Inc. Class A	254,726	7,027,890
MGM MIRAGE(a)	163,727	1,971,273
Starwood Hotels & Resorts Worldwide Inc.	54,947	1,814,899
Wyndham Worldwide Corp.	142,146	2,319,823

		20,488,898
MACHINERY – 1.38%
Bucyrus International Inc.	30,571	1,088,939
Cummins Inc.	120,295	5,390,419
Flowserve Corp.	101,428	9,994,715
Graco Inc.	49,295	1,373,852
IDEX Corp.	85,986	2,403,309
Joy Global Inc.	161,809	7,918,932
Rockwell Automation Inc.	25,575	1,089,495
Wabtec Corp.	86,243	3,236,700
Zebra Technologies Corp. Class A(a)	97,547	2,529,394

		35,025,755

MANUFACTURING – 1.74%
Brink’s Co. (The)	82,170	2,211,195
Carlisle Companies Inc.	29,967	1,016,181
Crane Co.	45,887	1,184,343
Donaldson Co. Inc.	139,449	4,829,119
Dover Corp.	238,427	9,241,431
Harsco Corp.	105,893	3,749,671
ITT Corp.	32,521	1,695,970
Leggett & Platt Inc.	176,143	3,417,174
Pall Corp.	212,917	6,872,961
Pentair Inc.	49,315	1,455,779
Roper Industries Inc.	140,664	7,171,051
Teleflex Inc.	30,547	1,475,726

		44,320,601
MEDIA – 1.33%
CTC Media Inc.(a)	61,254	962,913
Discovery Communications Inc. Class C(a)	473,482	12,324,736
John Wiley & Sons Inc. Class A	74,713	2,598,518
McGraw-Hill Companies Inc. (The)	569,262	14,311,247
New York Times Co. (The) Class A	13,121	106,543
Scripps Networks Interactive Inc. Class A	94,298	3,484,311

		33,788,268
METAL FABRICATE & HARDWARE – 1.14%
Precision Castparts Corp.	253,182	25,791,650
Valmont Industries Inc.	38,114	3,246,551

		29,038,201
MINING – 0.11%
Compass Minerals International Inc.	31,500	1,941,030
Royal Gold Inc.	18,807	857,599

		2,798,629
OIL & GAS – 2.98%
Atwood Oceanics Inc.(a)	86,306	3,044,013
CNX Gas Corp.(a)	44,155	1,355,558
Comstock Resources Inc.(a)	6,742	270,219
Continental Resources Inc.(a)	26,399	1,034,049
Diamond Offshore Drilling Inc.(b)	124,802	11,921,087
ENSCO International Inc.	72,503	3,084,278
EQT Corp.	236,963	10,094,624
EXCO Resources Inc.(a)	221,833	4,146,059
Forest Oil Corp.(a)(b)	74,085	1,449,843
Frontier Oil Corp.	148,769	2,070,864
Helmerich & Payne Inc.	59,435	2,349,466
Holly Corp.	76,874	1,969,512
Mariner Energy Inc.(a)	163,770	2,322,259
Patterson-UTI Energy Inc.	40,197	606,975
Petrohawk Energy Corp.(a)	544,524	13,182,926
Plains Exploration & Production Co.(a)	135,857	3,757,805
Pride International Inc.(a)	146,439	4,457,603
Quicksilver Resources Inc.(a)	211,894	3,006,776
Range Resources Corp.	41,579	2,052,339
Rowan Companies Inc.	35,935	829,020
Seahawk Drilling Inc.(a)	9,762	303,501
St. Mary Land & Exploration Co.	27,702	899,207
Tesoro Corp.	101,681	1,523,181

		75,731,164

OIL & GAS SERVICES – 1.76%
Cameron International Corp.(a)	392,733	14,853,162
Dresser-Rand Group Inc.(a)	148,886	4,625,888
Exterran Holdings Inc.(a)	52,234	1,240,035
FMC Technologies Inc.(a)	223,712	11,686,715
Oceaneering International Inc.(a)	99,085	5,623,074
Smith International Inc.	235,579	6,761,117

		44,789,991
PACKAGING & CONTAINERS – 1.10%
Ball Corp.	110,316	5,427,547
Crown Holdings Inc.(a)	288,844	7,856,557
Owens-Illinois Inc.(a)	248,299	9,162,233
Packaging Corp. of America	18,292	373,157
Pactiv Corp.(a)	195,201	5,084,986

		27,904,480
PHARMACEUTICALS – 3.34%
AmerisourceBergen Corp.	478,886	10,717,469
Amylin Pharmaceuticals Inc.(a)(b)	254,479	3,483,817
BioMarin Pharmaceutical Inc.(a)	180,561	3,264,543
Cephalon Inc.(a)(b)	133,675	7,785,232
Dendreon Corp.(a)(b)	208,974	5,849,182
Herbalife Ltd.	111,151	3,639,084
Hospira Inc.(a)	290,479	12,955,363
Mead Johnson Nutrition Co. Class A(b)	31,256	1,409,958
Mylan Inc.(a)(b)	394,939	6,322,973
NBTY Inc.(a)	66,928	2,649,010
Omnicare Inc.	90,312	2,033,826
OSI Pharmaceuticals Inc.(a)	104,709	3,696,228
Perrigo Co.	143,897	4,891,059
Sepracor Inc.(a)	197,379	4,519,979
United Therapeutics Corp.(a)	84,135	4,121,774
Valeant Pharmaceuticals International(a)	122,908	3,448,798
VCA Antech Inc.(a)(b)	152,983	4,113,713

		84,902,008
PIPELINES – 0.14%
El Paso Corp.	351,982	3,632,454

		3,632,454
REAL ESTATE – 0.39%
CB Richard Ellis Group Inc. Class A(a)	428,315	5,028,418
St. Joe Co. (The)(a)(b)	167,052	4,864,554

		9,892,972
REAL ESTATE INVESTMENT TRUSTS – 1.63%
Alexandria Real Estate Equities Inc.	15,236	828,077
CapitalSource Inc.	75,128	326,056
Digital Realty Trust Inc.(b)	137,467	6,283,617
Federal Realty Investment Trust	13,909	853,595
HCP Inc.	206,060	5,922,164
Health Care REIT Inc.	109,048	4,538,578
Nationwide Health Properties Inc.	139,807	4,332,619
Public Storage	242,876	18,273,990

		41,358,696

RETAIL – 7.87%
Abercrombie & Fitch Co. Class A	78,843	2,592,358
Advance Auto Parts Inc.	172,446	6,773,679
Aeropostale Inc.(a)	121,777	5,293,646
American Eagle Outfitters Inc.	308,102	5,194,600
AutoNation Inc.(a)(b)	12,773	230,936
AutoZone Inc.(a)(b)	54,021	7,898,951
Barnes & Noble Inc.(b)	14,069	312,613
Bed Bath & Beyond Inc.(a)(b)	472,127	17,723,648
Big Lots Inc.(a)	16,565	414,456
BJ’s Wholesale Club Inc.(a)	17,244	624,578
Brinker International Inc.	184,485	2,901,949
Burger King Holdings Inc.	192,011	3,377,473
CarMax Inc.(a)	282,714	5,908,723
Chico’s FAS Inc.(a)	300,384	3,904,992
Chipotle Mexican Grill Inc. Class A(a)(b)	57,507	5,581,054
Copart Inc.(a)(b)	120,585	4,004,628
Darden Restaurants Inc.	248,253	8,472,875
Dick’s Sporting Goods Inc.(a)	155,134	3,475,002
Dollar Tree Inc.(a)	162,829	7,926,516
Family Dollar Stores Inc.	253,161	6,683,450
Foot Locker Inc.	124,265	1,484,967
GameStop Corp. Class A(a)	262,010	6,935,405
Limited Brands Inc.	322,261	5,475,214
MSC Industrial Direct Co. Inc. Class A	77,223	3,365,378
Nordstrom Inc.	298,638	9,120,405
Office Depot Inc.(a)	90,306	597,826
O’Reilly Automotive Inc.(a)	245,591	8,875,659
Panera Bread Co. Class A(a)	49,706	2,733,830
Penske Automotive Group Inc.	24,782	475,319
PetSmart Inc.	227,657	4,951,540
RadioShack Corp.	29,615	490,721
Ross Stores Inc.	229,453	10,960,970
Tiffany & Co.	205,527	7,918,955
TJX Companies Inc. (The)	747,122	27,755,582
Urban Outfitters Inc.(a)	232,458	7,013,258
Wendy’s/Arby’s Group Inc. Class A	264,941	1,253,171
Williams-Sonoma Inc.	68,654	1,388,870

		200,093,197
SAVINGS & LOANS – 0.30%
Capitol Federal Financial	36,105	1,188,577
Hudson City Bancorp Inc.	470,118	6,182,052
TFS Financial Corp.	17,399	207,048

		7,577,677
SEMICONDUCTORS – 6.38%
Advanced Micro Devices Inc.(a)	531,669	3,009,247
Altera Corp.	531,166	10,894,215
Analog Devices Inc.	527,168	14,539,293
Cree Inc.(a)	186,719	6,861,923
Cypress Semiconductor Corp.(a)	253,838	2,622,147
Integrated Device Technology Inc.(a)	63,569	429,726
International Rectifier Corp.(a)	57,526	1,121,182
Intersil Corp. Class A	109,713	1,679,706
Lam Research Corp.(a)	228,842	7,817,243
Linear Technology Corp.	402,346	11,116,820
Marvell Technology Group Ltd.(a)	838,929	13,582,261
Maxim Integrated Products Inc.	463,168	8,401,868
MEMC Electronic Materials Inc.(a)	404,654	6,729,396

Microchip Technology Inc.	302,088	8,005,332
Micron Technology Inc.(a)	269,197	2,207,415
National Semiconductor Corp.	414,685	5,917,555
Novellus Systems Inc.(a)	106,673	2,238,000
NVIDIA Corp.(a)	988,633	14,859,154
ON Semiconductor Corp.(a)	759,107	6,262,633
QLogic Corp.(a)	214,640	3,691,808
Rambus Inc.(a)(b)	188,671	3,282,875
Rovi Corp.(a)	126,431	4,248,082
Silicon Laboratories Inc.(a)(b)	80,743	3,743,245
Teradyne Inc.(a)(b)	312,650	2,892,012
Varian Semiconductor Equipment Associates Inc.(a)	132,135	4,339,313
Xilinx Inc.	496,182	11,620,582

		162,113,033
SOFTWARE – 7.62%
Allscripts-Misys Healthcare Solutions Inc.	112,870	2,287,875
ANSYS Inc.(a)	158,709	5,946,826
Autodesk Inc.(a)	279,687	6,656,551
BMC Software Inc.(a)	334,734	12,562,567
Broadridge Financial Solutions Inc.	157,356	3,162,856
CA Inc.	548,853	12,069,277
Cerner Corp.(a)(b)	121,465	9,085,582
Citrix Systems Inc.(a)	327,576	12,850,806
Dun & Bradstreet Corp. (The)	96,277	7,251,584
Electronic Arts Inc.(a)	584,610	11,136,820
Emdeon Inc. Class A(a)	37,423	606,253
Fidelity National Information Services Inc.	129,894	3,313,596
Fiserv Inc.(a)	281,640	13,575,048
Global Payments Inc.	145,570	6,798,119
IMS Health Inc.	74,477	1,143,222
Intuit Inc.(a)	584,734	16,664,919
Metavante Technologies Inc.(a)	161,804	5,579,002
MSCI Inc. Class A(a)	181,288	5,369,751
Novell Inc.(a)	283,002	1,276,339
Nuance Communications Inc.(a)	356,734	5,336,741
Paychex Inc.	582,537	16,922,700
Red Hat Inc.(a)	342,162	9,457,358
Salesforce.com Inc.(a)(b)	196,062	11,161,810
SEI Investments Co.	218,574	4,301,536
Sybase Inc.(a)	150,587	5,857,834
Total System Services Inc.	210,828	3,396,439

		193,771,411
TELECOMMUNICATIONS – 1.58%
Amdocs Ltd.(a)	49,673	1,335,210
Ciena Corp.(a)(b)	17,854	290,663
Crown Castle International Corp.(a)	188,602	5,914,559
Frontier Communications Corp.	245,432	1,850,557
Harris Corp.	187,698	7,057,445
JDS Uniphase Corp.(a)	198,363	1,410,361
Leap Wireless International Inc.(a)	81,814	1,599,464
MetroPCS Communications Inc.(a)	458,930	4,295,585
NeuStar Inc. Class A(a)	130,503	2,949,368
NII Holdings Inc.(a)	15,844	475,003
SBA Communications Corp. Class A(a)(b)	210,276	5,683,760
tw telecom inc.(a)	269,046	3,618,669
Windstream Corp.	366,043	3,708,016

		40,188,660

TEXTILES – 0.05%
Cintas Corp.	42,998	1,303,269

		1,303,269
TOYS, GAMES & HOBBIES – 0.68%
Hasbro Inc.	134,731	3,738,785
Marvel Entertainment Inc.(a)	88,152	4,374,102
Mattel Inc.	503,690	9,298,117

		17,411,004
TRANSPORTATION – 1.84%
C.H. Robinson Worldwide Inc.	306,689	17,711,290
Con-way Inc.	29,251	1,120,898
Expeditors International Washington Inc.	384,357	13,510,149
J.B. Hunt Transport Services Inc.	157,806	5,070,307
Kansas City Southern Industries Inc.(a)	75,253	1,993,452
Kirby Corp.(a)	20,029	737,468
Landstar System Inc.	92,745	3,529,875
Teekay Corp.	33,325	728,818
UTi Worldwide Inc.	166,802	2,415,293

		46,817,550
TRUCKING & LEASING – 0.04%
GATX Corp.	36,758	1,027,386

		1,027,386
WATER – 0.01%
American Water Works Co. Inc.	15,096	301,014

		301,014

TOTAL COMMON STOCKS
(Cost: $2,744,020,237)		2,540,103,564

Security	Shares	Value
SHORT-TERM INVESTMENTS – 7.01%

MONEY MARKET FUNDS – 7.01%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.22%(c)(d)(e)	152,615,727	152,615,727
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.18%(c)(d)(e)	23,292,125	23,292,125
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.04%(c)(d)	2,302,682	2,302,682

		178,210,534

TOTAL SHORT-TERM INVESTMENTS
(Cost: $178,210,534)		178,210,534

TOTAL INVESTMENTS IN SECURITIES – 106.92%
(Cost: $2,922,230,771)		2,718,314,098
Other Assets, Less Liabilities – (6.92)%		(175,856,136)

NET ASSETS – 100.00%		$2,542,457,962

NVS - Non-Voting Shares

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Affiliated issuer. See Note 2.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

September 30, 2009

Security	Shares	Value
COMMON STOCKS – 99.82%

ADVERTISING – 0.36%
Clear Channel Outdoor Holdings Inc. Class A(a)	78,881	$552,167
Interpublic Group of Companies Inc. (The)(a)	915,496	6,884,530
Lamar Advertising Co. Class A(a)(b)	108,992	2,990,740

		10,427,437
AEROSPACE & DEFENSE – 0.77%
BE Aerospace Inc.(a)	92,173	1,856,364
L-3 Communications Holdings Inc.	223,236	17,930,316
Spirit AeroSystems Holdings Inc. Class A(a)	136,087	2,457,731

		22,244,411
AGRICULTURE – 0.65%
Bunge Ltd.	256,623	16,067,166
Lorillard Inc.	37,692	2,800,516

		18,867,682
AIRLINES – 0.32%
Southwest Airlines Co.	976,345	9,372,912

		9,372,912
APPAREL – 0.40%
Phillips-Van Heusen Corp.	34,468	1,474,886
Polo Ralph Lauren Corp.	6,251	478,952
VF Corp.	131,424	9,519,040

		11,472,878
AUTO MANUFACTURERS – 0.18%
Oshkosh Corp.	171,296	5,298,185

		5,298,185
AUTO PARTS & EQUIPMENT – 0.28%
Autoliv Inc.	162,592	5,463,091
BorgWarner Inc.	16,341	494,479
Federal Mogul Corp. Class A(a)	28,241	340,869
TRW Automotive Holdings Corp.(a)	83,394	1,396,849
WABCO Holdings Inc.	14,258	299,418

		7,994,706
BANKS – 5.57%
Associated Banc-Corp	245,026	2,798,197
BancorpSouth Inc.	158,892	3,878,554
Bank of Hawaii Corp.	91,958	3,819,935
BOK Financial Corp.	26,106	1,209,230
City National Corp.	82,675	3,218,538
Comerica Inc.	289,543	8,590,741
Commerce Bancshares Inc.	75,739	2,820,520
Cullen/Frost Bankers Inc.	98,790	5,101,516
Discover Financial Services	1,025,989	16,651,801
Fifth Third Bancorp	1,522,721	15,425,164

First Citizens BancShares Inc. Class A	11,451	1,821,854
First Horizon National Corp.(a)	419,285	5,547,141
Fulton Financial Corp.	337,998	2,487,665
Huntington Bancshares Inc.	1,366,882	6,438,014
KeyCorp	1,685,483	10,955,639
M&T Bank Corp.(b)	145,657	9,077,344
Marshall & Ilsley Corp.	705,565	5,693,910
Popular Inc.	1,222,231	3,458,914
Regions Financial Corp.	2,210,831	13,729,261
SunTrust Banks Inc.	955,304	21,542,105
Synovus Financial Corp.	724,962	2,718,607
TCF Financial Corp.	244,184	3,184,159
Valley National Bancorp(b)	272,808	3,352,810
Whitney Holding Corp.	130,671	1,246,601
Wilmington Trust Corp.	132,154	1,876,587
Zions Bancorporation(b)	240,386	4,319,736

		160,964,543
BEVERAGES – 1.35%
Brown-Forman Corp. Class B NVS	28,817	1,389,556
Coca-Cola Enterprises Inc.	88,233	1,889,069
Constellation Brands Inc. Class A(a)	363,683	5,509,797
Dr Pepper Snapple Group Inc.(a)	485,665	13,962,869
Molson Coors Brewing Co. Class B NVS	231,225	11,256,033
Pepsi Bottling Group Inc.	53,655	1,955,188
PepsiAmericas Inc.	108,790	3,107,042

		39,069,554
BIOTECHNOLOGY – 0.12%
Charles River Laboratories International Inc.(a)	41,964	1,551,829
Life Technologies Corp.(a)	37,888	1,763,686

		3,315,515
BUILDING MATERIALS – 0.47%
Armstrong World Industries Inc.(a)	22,391	771,594
Martin Marietta Materials Inc.(b)	52,342	4,819,128
Masco Corp.	362,899	4,688,655
Owens Corning(a)	91,516	2,054,534
USG Corp.(a)(b)	77,740	1,335,573

		13,669,484
CHEMICALS – 2.38%
Airgas Inc.	155,511	7,522,067
Albemarle Corp.	164,722	5,699,381
Ashland Inc.	131,570	5,686,455
Cabot Corp.	126,069	2,913,455
CF Industries Holdings Inc.	15,679	1,352,000
Cytec Industries Inc.	90,339	2,933,307
Eastman Chemical Co.	139,463	7,466,849
FMC Corp.	21,110	1,187,438
Huntsman Corp.	310,551	2,829,120
International Flavors & Fragrances Inc.	8,528	323,467
Intrepid Potash Inc.(a)(b)	5,533	130,523
Lubrizol Corp.	16,644	1,189,380
PPG Industries Inc.	315,072	18,340,341
RPM International Inc.	115,955	2,144,008
Sherwin-Williams Co. (The)	27,339	1,644,714
Terra Industries Inc.	60,347	2,092,230
Valhi Inc.	6,844	82,949
Valspar Corp. (The)	192,492	5,295,455

		68,833,139

COAL – 0.27%
Arch Coal Inc.	311,921	6,902,812
Massey Energy Co.	33,219	926,478

		7,829,290
COMMERCIAL SERVICES – 1.58%
Career Education Corp.(a)	11,034	269,009
Convergys Corp.(a)	162,241	1,612,676
Corrections Corp. of America(a)	196,277	4,445,674
Equifax Inc.	52,260	1,522,856
Hertz Global Holdings Inc.(a)	359,487	3,893,244
Hillenbrand Inc.	72,114	1,468,962
Interactive Data Corp.	37,735	989,034
Manpower Inc.	149,916	8,501,736
Monster Worldwide Inc.(a)	99,421	1,737,879
Quanta Services Inc.(a)	378,757	8,381,892
R.R. Donnelley & Sons Co.	291,332	6,193,718
SAIC Inc.(a)	102,893	1,804,743
Service Corp. International	481,995	3,378,785
Weight Watchers International Inc.	57,296	1,572,202

		45,772,410
COMPUTERS – 1.79%
Affiliated Computer Services Inc. Class A(a)	69,066	3,741,305
Brocade Communications Systems Inc.(a)	482,811	3,794,894
Computer Sciences Corp.(a)	290,095	15,290,907
Diebold Inc.	16,040	528,197
DST Systems Inc.(a)	9,088	407,142
Lexmark International Inc. Class A(a)(b)	149,520	3,220,661
SanDisk Corp.(a)	224,494	4,871,520
Seagate Technology	92,144	1,401,510
Sun Microsystems Inc.(a)	1,431,060	13,008,335
Synopsys Inc.(a)	102,566	2,299,530
Teradata Corp.(a)	60,708	1,670,684
Western Digital Corp.(a)	41,812	1,527,392

		51,762,077
COSMETICS & PERSONAL CARE – 0.02%
Alberto-Culver Co.	24,697	683,613

		683,613
DISTRIBUTION & WHOLESALE – 0.87%
Central European Distribution Corp.(a)	96,267	3,153,707
Genuine Parts Co.	305,851	11,640,689
Ingram Micro Inc. Class A(a)	310,468	5,231,386
Tech Data Corp.(a)	96,631	4,020,816
WESCO International Inc.(a)	39,034	1,124,179

		25,170,777
DIVERSIFIED FINANCIAL SERVICES – 2.62%
AmeriCredit Corp.(a)(b)	119,108	1,880,715
Ameriprise Financial Inc.	449,768	16,340,071
CIT Group Inc.(b)	684,815	828,626
Federated Investors Inc. Class B	11,500	303,255
Interactive Brokers Group Inc. Class A(a)	77,071	1,531,401
Invesco Ltd.	732,151	16,663,757
Investment Technology Group Inc.(a)	75,832	2,117,229
Janus Capital Group Inc.	45,654	647,374
Jefferies Group Inc.(a)(b)	53,390	1,453,810
Legg Mason Inc.	306,478	9,510,012
NASDAQ OMX Group Inc. (The)(a)	144,698	3,045,893
NYSE Euronext Inc.	370,543	10,704,987
Raymond James Financial Inc.(b)	186,718	4,346,795
SLM Corp.(a)	699,300	6,097,896
Student Loan Corp. (The)	6,626	307,446

		75,779,267

ELECTRIC – 8.39%
AES Corp. (The)(a)	248,517	3,683,022
Allegheny Energy Inc.	126,757	3,361,596
Alliant Energy Corp.	211,226	5,882,644
Ameren Corp.	452,452	11,437,987
Calpine Corp.(a)	295,893	3,408,687
CenterPoint Energy Inc.	119,389	1,484,005
CMS Energy Corp.	433,638	5,810,749
Consolidated Edison Inc.(b)	525,554	21,516,181
Constellation Energy Group Inc.	54,036	1,749,145
DPL Inc.	193,345	5,046,305
DTE Energy Co.	314,227	11,041,937
Dynegy Inc. Class A(a)	947,906	2,417,160
Edison International	624,015	20,954,424
Great Plains Energy Inc.	257,761	4,626,810
Hawaiian Electric Industries Inc.	174,961	3,170,293
Integrys Energy Group Inc.	114,728	4,117,588
MDU Resources Group Inc.	352,144	7,342,202
Mirant Corp.(a)	275,439	4,525,463
Northeast Utilities	335,411	7,962,657
NRG Energy Inc.(a)	507,725	14,312,768
NSTAR	204,138	6,495,671
NV Energy Inc.	257,901	2,989,073
OGE Energy Corp.	184,258	6,095,255
Pepco Holdings Inc.	420,163	6,252,025
Pinnacle West Capital Corp.	193,196	6,340,693
Progress Energy Inc.	534,434	20,874,992
RRI Energy Inc.(a)	671,388	4,793,710
SCANA Corp.	233,366	8,144,473
TECO Energy Inc.	406,405	5,722,182
Westar Energy Inc.	207,169	4,041,867
Wisconsin Energy Corp.	224,171	10,125,804
Xcel Energy Inc.	872,731	16,791,344

		242,518,712
ELECTRICAL COMPONENTS & EQUIPMENT – 0.49%
Energizer Holdings Inc.(a)	21,788	1,445,416
General Cable Corp.(a)	99,958	3,913,356
Hubbell Inc. Class B	94,904	3,985,968
Molex Inc.	229,803	4,798,287

		14,143,027
ELECTRONICS – 0.75%
Arrow Electronics Inc.(a)	134,540	3,787,301
Avnet Inc.(a)	191,822	4,981,617
AVX Corp.	74,494	888,713
Garmin Ltd.	38,536	1,454,349
Itron Inc.(a)	5,329	341,802
Jabil Circuit Inc.	179,750	2,410,448
PerkinElmer Inc.	175,614	3,378,813
Thomas & Betts Corp.(a)	68,717	2,067,007
Vishay Intertechnology Inc.(a)	280,197	2,213,556

		21,523,606
ENERGY - ALTERNATE SOURCES – 0.15%
Covanta Holding Corp.(a)	246,045	4,182,765

		4,182,765

ENGINEERING & CONSTRUCTION – 0.49%
KBR Inc.	308,021	7,173,809
Shaw Group Inc. (The)(a)	30,498	978,681
URS Corp.(a)	139,104	6,071,890

		14,224,380
ENTERTAINMENT – 0.47%
DreamWorks Animation SKG Inc. Class A(a)	138,114	4,912,715
International Game Technology	94,825	2,036,841
International Speedway Corp. Class A	57,120	1,574,798
Penn National Gaming Inc.(a)	128,613	3,557,436
Regal Entertainment Group Class A	75,383	928,719
Warner Music Group Corp.(a)	79,764	441,095

		13,451,604
ENVIRONMENTAL CONTROL – 0.43%
Republic Services Inc.	421,750	11,205,898
Waste Connections Inc.(a)	41,404	1,194,919

		12,400,817
FOOD – 3.76%
Campbell Soup Co.	121,581	3,965,972
ConAgra Foods Inc.	856,585	18,570,763
Corn Products International Inc.	142,815	4,073,084
Del Monte Foods Co.	377,225	4,368,266
Flowers Foods Inc.	25,897	680,832
H.J. Heinz Co.	114,016	4,532,136
Hershey Co. (The)	122,656	4,766,412
Hormel Foods Corp.	119,895	4,258,670
J.M. Smucker Co. (The)	226,489	12,006,182
Ralcorp Holdings Inc.(a)	108,149	6,323,472
Safeway Inc.	815,604	16,083,711
Sara Lee Corp.	1,003,242	11,176,116
Smithfield Foods Inc.(a)	247,501	3,415,514
SUPERVALU Inc.	407,331	6,134,405
Tyson Foods Inc. Class A	577,092	7,288,672
Whole Foods Market Inc.(a)	34,299	1,045,777

		108,689,984
FOREST PRODUCTS & PAPER – 1.85%
International Paper Co.	827,809	18,402,194
MeadWestvaco Corp.	328,373	7,326,002
Plum Creek Timber Co. Inc.	201,024	6,159,375
Rayonier Inc.	83,109	3,399,989
Temple-Inland Inc.	204,692	3,361,043
Weyerhaeuser Co.	404,681	14,831,559

		53,480,162
GAS – 2.07%
AGL Resources Inc.	147,358	5,197,317
Atmos Energy Corp.	175,666	4,950,268
Energen Corp.	137,570	5,929,267
NiSource Inc.	524,744	7,288,694
Sempra Energy	467,877	23,304,953
Southern Union Co.	212,267	4,413,031
UGI Corp.	207,572	5,201,754
Vectren Corp.	156,088	3,596,268

		59,881,552
HAND & MACHINE TOOLS – 0.77%
Black & Decker Corp. (The)	114,904	5,318,906
Kennametal Inc.	156,176	3,843,491
Lincoln Electric Holdings Inc.	81,813	3,882,027
Snap-On Inc.	80,167	2,786,605

Stanley Works (The)	151,236	6,456,265

22,287,294

HEALTH CARE - PRODUCTS – 0.61%
Cooper Companies Inc. (The)	87,082	2,588,948
Hill-Rom Holdings Inc.	71,349	1,553,981
Hologic Inc.(a)	444,259	7,259,192
Inverness Medical Innovations Inc.(a)(b)	84,196	3,260,911
Kinetic Concepts Inc.(a)	76,055	2,812,514

		17,475,546
HEALTH CARE - SERVICES – 1.13%
Brookdale Senior Living Inc.(b)	84,411	1,530,371
Community Health Systems Inc.(a)	88,271	2,818,493
Coventry Health Care Inc.(a)	203,193	4,055,732
Health Net Inc.(a)	198,223	3,052,634
Humana Inc.(a)	205,316	7,658,287
LifePoint Hospitals Inc.(a)	104,395	2,824,929
Lincare Holdings Inc.(a)	25,647	801,469
MEDNAX Inc.(a)	59,395	3,261,973
Tenet Healthcare Corp.(a)	292,726	1,721,229
Universal Health Services Inc. Class B	81,043	5,018,993

		32,744,110
HOLDING COMPANIES - DIVERSIFIED – 0.20%
Leucadia National Corp.(a)	228,357	5,644,985

		5,644,985
HOME BUILDERS – 1.11%
D.R. Horton Inc.	532,418	6,074,889
KB Home	135,240	2,246,336
Lennar Corp. Class A	285,245	4,064,741
M.D.C. Holdings Inc.	43,938	1,526,406
NVR Inc.(a)	9,135	5,822,375
Pulte Homes Inc.(b)	575,132	6,320,701
Thor Industries Inc.(b)	33,118	1,025,002
Toll Brothers Inc.(a)	261,297	5,105,743

		32,186,193
HOME FURNISHINGS – 0.40%
Harman International Industries Inc.	49,704	1,683,972
Whirlpool Corp.(b)	141,368	9,890,105

		11,574,077
HOUSEHOLD PRODUCTS & WARES – 0.87%
Avery Dennison Corp.	175,333	6,313,741
Clorox Co. (The)	29,865	1,756,659
Fortune Brands Inc.	287,320	12,349,014
Jarden Corp.	167,706	4,707,507

		25,126,921
HOUSEWARES – 0.24%
Newell Rubbermaid Inc.	445,235	6,985,737

		6,985,737
INSURANCE – 10.21%
Alleghany Corp.(a)	10,674	2,765,100
Allied World Assurance Holdings Ltd.	94,587	4,533,555
American Financial Group Inc.	163,987	4,181,669
American International Group Inc.(a)(b)	144,135	6,357,795
American National Insurance Co.	30,599	2,607,035
Aon Corp.	530,146	21,571,641

Arch Capital Group Ltd.(a)	100,448	6,784,258
Arthur J. Gallagher & Co.	14,306	348,637
Aspen Insurance Holdings Ltd.	158,211	4,187,845
Assurant Inc.	225,942	7,243,701
Axis Capital Holdings Ltd.	195,215	5,891,589
Brown & Brown Inc.	60,233	1,154,064
CIGNA Corp.	488,253	13,715,027
Cincinnati Financial Corp.	276,441	7,184,702
CNA Financial Corp.(a)(b)	28,146	679,444
Endurance Specialty Holdings Ltd.(b)	62,416	2,276,312
Erie Indemnity Co. Class A	17,433	653,040
Everest Re Group Ltd.	118,005	10,349,039
Fidelity National Financial Inc. Class A	384,319	5,795,531
First American Corp.	178,282	5,770,988
Genworth Financial Inc. Class A	536,784	6,414,569
Hanover Insurance Group Inc. (The)	90,969	3,759,749
Hartford Financial Services Group Inc. (The)	623,306	16,517,609
HCC Insurance Holdings Inc.	214,545	5,867,806
Lincoln National Corp.	399,113	10,341,018
Markel Corp.(a)	18,778	6,193,360
Marsh & McLennan Companies Inc.	925,728	22,893,253
MBIA Inc.(a)(b)	250,340	1,942,638
Mercury General Corp.	51,153	1,850,716
Odyssey Re Holdings Corp.	25,366	1,643,970
Old Republic International Corp.	459,912	5,601,728
OneBeacon Insurance Group Ltd.	46,762	642,510
PartnerRe Ltd.	108,382	8,338,911
Progressive Corp. (The)(a)	1,171,295	19,420,071
Protective Life Corp.	164,251	3,518,256
Reinsurance Group of America Inc.	128,337	5,723,830
RenaissanceRe Holdings Ltd.	119,521	6,544,970
StanCorp Financial Group Inc.	93,421	3,771,406
Torchmark Corp.	158,795	6,896,467
Transatlantic Holdings Inc.	52,240	2,620,881
Unitrin Inc.	80,296	1,564,969
Unum Group	633,946	13,591,802
Validus Holdings Ltd.	154,924	3,997,039
W.R. Berkley Corp.	172,218	4,353,671
Wesco Financial Corp.	2,580	839,790
White Mountains Insurance Group Ltd.	14,988	4,601,466
XL Capital Ltd. Class A	656,014	11,454,004

		294,957,431
INTERNET – 0.53%
Expedia Inc.(a)	32,244	772,244
IAC/InterActiveCorp.(a)	103,246	2,084,537
Liberty Media Corp. - Liberty Interactive Group Series A(a)	1,140,328	12,509,398

		15,366,179
IRON & STEEL – 1.53%
AK Steel Holding Corp.	208,459	4,112,896
Allegheny Technologies Inc.	188,170	6,584,068
Carpenter Technology Corp.	83,948	1,963,544
Cliffs Natural Resources Inc.	227,228	7,353,098
Reliance Steel & Aluminum Co.	120,343	5,121,798
Schnitzer Steel Industries Inc. Class A	8,709	463,754
Steel Dynamics Inc.	412,626	6,329,683
United States Steel Corp.	274,161	12,164,524

		44,093,365
LEISURE TIME – 0.50%
Harley-Davidson Inc.	449,540	10,339,420
Royal Caribbean Cruises Ltd.(a)	173,239	4,171,595

		14,511,015

LODGING – 1.30%
Boyd Gaming Corp.(a)	104,182	1,138,709
Choice Hotels International Inc.	39,799	1,236,157
Las Vegas Sands Corp.(a)(b)	138,909	2,339,228
Marriott International Inc. Class A	302,226	8,338,415
MGM MIRAGE(a)	201,542	2,426,566
Starwood Hotels & Resorts Worldwide Inc.	299,169	9,881,552
Wyndham Worldwide Corp.	190,510	3,109,123
Wynn Resorts Ltd.(a)(b)	128,277	9,093,557

		37,563,307
MACHINERY – 1.59%
AGCO Corp.(a)	177,133	4,894,185
Bucyrus International Inc.	111,984	3,988,870
Cummins Inc.	259,341	11,621,070
Gardner Denver Inc.(a)	99,660	3,476,141
Graco Inc.	62,160	1,732,399
IDEX Corp.	62,897	1,757,971
Joy Global Inc.	24,485	1,198,296
Manitowoc Co. Inc. (The)	249,630	2,363,996
Rockwell Automation Inc.	244,725	10,425,285
Terex Corp.(a)	202,427	4,196,312
Zebra Technologies Corp. Class A(a)	10,435	270,580

		45,925,105
MANUFACTURING – 3.20%
AptarGroup Inc.	129,357	4,832,778
Carlisle Companies Inc.	85,539	2,900,627
Crane Co.	45,204	1,166,715
Dover Corp.	104,531	4,051,622
Eaton Corp.	317,178	17,949,103
Harsco Corp.	41,114	1,455,847
ITT Corp.	314,037	16,377,030
Leggett & Platt Inc.	113,033	2,192,840
Parker Hannifin Corp.	307,385	15,934,838
Pentair Inc.	135,317	3,994,558
Roper Industries Inc.	24,978	1,273,378
SPX Corp.	93,699	5,740,938
Teleflex Inc.	43,661	2,109,263
Textron Inc.	516,653	9,806,074
Trinity Industries Inc.	150,437	2,586,012

		92,371,623
MEDIA – 2.32%
Cablevision Systems Corp. Class A	449,767	10,681,966
CBS Corp. Class B NVS	1,162,845	14,012,282
Central European Media Enterprises Ltd. Class A(a)(b)	65,659	2,248,821
Discovery Communications Inc. Class C(a)	38,262	995,960
Dish Network Corp. Class A(a)	384,211	7,399,904
Gannett Co. Inc.	445,862	5,577,734
Liberty Global Inc. Series A(a)	508,842	11,484,564
Liberty Media Corp. - Liberty Capital Group Series A(a)	153,625	3,213,835
Meredith Corp.(b)	64,596	1,934,004
New York Times Co. (The) Class A(b)	183,965	1,493,796
Scripps Networks Interactive Inc. Class A	67,928	2,509,940
Washington Post Co. (The) Class B	11,794	5,520,536

		67,073,342
METAL FABRICATE & HARDWARE – 0.28%
Commercial Metals Co.	216,539	3,876,048
Timken Co. (The)	184,666	4,326,724

		8,202,772

MINING – 0.64%
Compass Minerals International Inc.	28,720	1,769,726
Royal Gold Inc.	49,055	2,236,908
Titanium Metals Corp.	161,983	1,553,417
Vulcan Materials Co.	239,097	12,927,975

		18,488,026
OFFICE & BUSINESS EQUIPMENT – 0.78%
Pitney Bowes Inc.	395,651	9,831,927
Xerox Corp.	1,654,984	12,809,576

		22,641,503
OIL & GAS – 6.22%
Atwood Oceanics Inc.(a)	15,958	562,839
Cabot Oil & Gas Corp.	198,063	7,080,752
Cimarex Energy Co.	159,917	6,927,604
Comstock Resources Inc.(a)	82,084	3,289,927
Concho Resources Inc.(a)	145,552	5,286,449
Continental Resources Inc.(a)	30,984	1,213,643
Denbury Resources Inc.(a)	476,267	7,205,920
Encore Acquisition Co.(a)	106,347	3,977,378
ENSCO International Inc.	194,668	8,281,177
EXCO Resources Inc.(a)	31,604	590,679
Forest Oil Corp.(a)(b)	134,628	2,634,670
Frontier Oil Corp.	43,709	608,429
Helmerich & Payne Inc.	138,701	5,482,851
Mariner Energy Inc.(a)	22,306	316,299
Murphy Oil Corp.	365,406	21,036,423
Nabors Industries Ltd.(a)	542,858	11,345,732
Newfield Exploration Co.(a)	254,297	10,822,880
Noble Energy Inc.	332,007	21,899,182
Patterson-UTI Energy Inc.	252,415	3,811,467
Pioneer Natural Resources Co.	218,716	7,937,204
Plains Exploration & Production Co.(a)	122,534	3,389,290
Pride International Inc.(a)	176,772	5,380,940
Range Resources Corp.	255,415	12,607,284
Rowan Companies Inc.	177,656	4,098,524
SandRidge Energy Inc.(a)	237,150	3,073,464
Seahawk Drilling Inc.(a)	11,666	362,696
St. Mary Land & Exploration Co.	90,069	2,923,640
Sunoco Inc.	224,218	6,379,002
Tesoro Corp.	156,660	2,346,767
Unit Corp.(a)	78,197	3,225,626
Whiting Petroleum Corp.(a)	97,193	5,596,373

		179,695,111
OIL & GAS SERVICES – 1.20%
BJ Services Co.	560,018	10,881,150
Exterran Holdings Inc.(a)	63,690	1,512,001
Helix Energy Solutions Group Inc.(a)	198,489	2,973,365
Oil States International Inc.(a)	94,863	3,332,537
SEACOR Holdings Inc.(a)	38,814	3,168,387
Smith International Inc.	169,659	4,869,213
Superior Energy Services Inc.(a)	149,731	3,371,942
Tidewater Inc.	98,687	4,647,171

		34,755,766
PACKAGING & CONTAINERS – 1.05%
Ball Corp.	63,216	3,110,227
Bemis Co. Inc.	207,492	5,376,118
Greif Inc. Class A	63,888	3,517,034
Owens-Illinois Inc.(a)	59,364	2,190,532
Packaging Corp. of America	177,672	3,624,509
Pactiv Corp.(a)	46,427	1,209,423

Sealed Air Corp.	304,223	5,971,897
Sonoco Products Co.	191,362	5,270,109

		30,269,849
PHARMACEUTICALS – 1.54%
AmerisourceBergen Corp.	71,126	1,591,800
Endo Pharmaceuticals Holdings Inc.(a)	223,776	5,064,051
Forest Laboratories Inc.(a)	577,666	17,006,487
King Pharmaceuticals Inc.(a)	473,591	5,100,575
Mead Johnson Nutrition Co. Class A(b)	32,632	1,472,030
Mylan Inc.(a)(b)	166,285	2,662,223
NBTY Inc.(a)	31,320	1,239,646
Omnicare Inc.	131,612	2,963,902
Watson Pharmaceuticals Inc.(a)	201,651	7,388,493

		44,489,207
PIPELINES – 2.06%
El Paso Corp.	970,553	10,016,107
National Fuel Gas Co.	135,314	6,198,734
ONEOK Inc.	201,571	7,381,530
Questar Corp.	332,829	12,501,057
Spectra Energy Corp.	1,235,278	23,396,165

		59,493,593
REAL ESTATE – 0.23%
Forest City Enterprises Inc. Class A	209,061	2,795,146
Jones Lang LaSalle Inc.	80,075	3,793,153

		6,588,299
REAL ESTATE INVESTMENT TRUSTS – 8.81%
Alexandria Real Estate Equities Inc.	59,172	3,215,998
AMB Property Corp.	280,716	6,442,432
Annaly Capital Management Inc.	1,042,570	18,912,220
Apartment Investment and Management Co. Class A	223,426	3,295,534
AvalonBay Communities Inc.(b)	153,251	11,145,945
Boston Properties Inc.	265,366	17,394,741
Brandywine Realty Trust	245,570	2,711,093
BRE Properties Inc. Class A	98,079	3,069,873
Camden Property Trust	127,452	5,136,316
CapitalSource Inc.	393,881	1,709,444
Chimera Investment Corp.	1,280,276	4,890,654
Corporate Office Properties Trust	109,408	4,034,967
Douglas Emmett Inc.	231,660	2,844,785
Duke Realty Corp.	427,697	5,136,641
Equity Residential	524,445	16,100,462
Essex Property Trust Inc.	52,801	4,201,904
Federal Realty Investment Trust	98,636	6,053,291
HCP Inc.	342,997	9,857,734
Health Care REIT Inc.	114,073	4,747,718
Hospitality Properties Trust	233,883	4,764,197
Host Hotels & Resorts Inc.	1,152,677	13,567,008
HRPT Properties Trust	430,726	3,239,060
Kimco Realty Corp.	721,338	9,406,248
Liberty Property Trust	214,352	6,972,871
Macerich Co. (The)	154,557	4,687,714
Mack-Cali Realty Corp.	150,012	4,849,888
Nationwide Health Properties Inc.	48,490	1,502,705
ProLogis	848,653	10,115,944
Realty Income Corp.(b)	199,337	5,112,994
Regency Centers Corp.	153,456	5,685,545
Senior Housing Properties Trust	243,093	4,645,507
SL Green Realty Corp.(b)	147,025	6,447,046
Taubman Centers Inc.	101,797	3,672,836
UDR Inc.	287,096	4,518,891

Ventas Inc.	300,218	11,558,393
Vornado Realty Trust	293,500	18,904,335
Weingarten Realty Investors	200,660	3,997,147

		254,550,081
RETAIL – 2.60%
Abercrombie & Fitch Co. Class A	84,625	2,782,470
AutoNation Inc.(a)(b)	125,908	2,276,417
Barnes & Noble Inc.(b)	57,345	1,274,206
Big Lots Inc.(a)	141,087	3,529,997
BJ’s Wholesale Club Inc.(a)	86,636	3,137,956
CarMax Inc.(a)	122,095	2,551,786
Chico’s FAS Inc.(a)	21,370	277,810
Foot Locker Inc.	165,650	1,979,518
GameStop Corp. Class A(a)	38,840	1,028,095
J.C. Penney Co. Inc.	425,687	14,366,936
Limited Brands Inc.	165,698	2,815,209
Macy’s Inc.	805,124	14,725,718
Office Depot Inc.(a)	429,583	2,843,839
Penske Automotive Group Inc.	47,295	907,118
RadioShack Corp.(b)	209,047	3,463,909
Rite Aid Corp.(a)(b)	1,117,220	1,832,241
Sears Holdings Corp.(a)(b)	95,090	6,210,328
Signet Jewelers Ltd.(a)	163,003	4,291,869
Tiffany & Co.	20,191	777,959
Wendy’s/Arby’s Group Inc. Class A	417,518	1,974,860
Williams-Sonoma Inc.	107,320	2,171,084

		75,219,325
SAVINGS & LOANS – 1.10%
First Niagara Financial Group Inc.	288,379	3,555,713
Hudson City Bancorp Inc.	397,570	5,228,046
New York Community Bancorp Inc.	660,937	7,547,901
People’s United Financial Inc.	662,121	10,302,603
TFS Financial Corp.	139,242	1,656,980
Washington Federal Inc.	214,780	3,621,191

		31,912,434
SEMICONDUCTORS – 1.91%
Advanced Micro Devices Inc.(a)	505,352	2,860,292
Atmel Corp.(a)	867,747	3,635,860
Cypress Semiconductor Corp.(a)	25,489	263,301
Fairchild Semiconductor International Inc.(a)	236,413	2,418,505
Integrated Device Technology Inc.(a)	247,234	1,671,302
International Rectifier Corp.(a)	75,671	1,474,828
Intersil Corp. Class A	116,855	1,789,050
KLA-Tencor Corp.	325,814	11,683,690
LSI Corp.(a)	1,245,519	6,837,899
Marvell Technology Group Ltd.(a)	97,538	1,579,140
Maxim Integrated Products Inc.	93,313	1,692,698
Microchip Technology Inc.	31,302	829,503
Micron Technology Inc.(a)	1,337,813	10,970,067
Novellus Systems Inc.(a)	73,081	1,533,239
PMC-Sierra Inc.(a)	424,786	4,060,954
Rovi Corp.(a)	59,274	1,991,606

		55,291,934
SOFTWARE – 0.91%
Autodesk Inc.(a)	141,609	3,370,294
Broadridge Financial Solutions Inc.	101,347	2,037,075
CA Inc.	170,668	3,752,989
Compuware Corp.(a)	465,478	3,411,954
Emdeon Inc. Class A(a)	13,171	213,370
Fidelity National Information Services Inc.	228,219	5,821,867

IMS Health Inc.	270,039	4,145,099
Novell Inc.(a)	357,230	1,611,107
Nuance Communications Inc.(a)	38,580	577,157
Total System Services Inc.	85,482	1,377,115

		26,318,027
TELECOMMUNICATIONS – 3.58%
Amdocs Ltd.(a)	318,083	8,550,071
CenturyTel Inc.	568,234	19,092,662
Ciena Corp.(a)(b)	154,230	2,510,864
Clearwire Corp. Class A(a)(b)	125,485	1,020,193
CommScope Inc.(a)	179,555	5,374,081
Crown Castle International Corp.(a)	357,540	11,212,454
EchoStar Corp. Class A(a)	71,682	1,323,250
Frontier Communications Corp.	337,710	2,546,333
Harris Corp.	54,772	2,059,427
JDS Uniphase Corp.(a)	191,559	1,361,984
Leap Wireless International Inc.(a)	26,583	519,698
Level 3 Communications Inc.(a)	3,103,645	4,314,067
NII Holdings Inc.(a)	300,055	8,995,649
Qwest Communications International Inc.	2,823,472	10,757,428
Telephone and Data Systems Inc.	173,387	5,376,731
Tellabs Inc.(a)	756,170	5,232,696
United States Cellular Corp.(a)	29,384	1,148,033
Virgin Media Inc.	552,208	7,686,735
Windstream Corp.	446,574	4,523,795

		103,606,151
TEXTILES – 0.39%
Cintas Corp.	206,123	6,247,588
Mohawk Industries Inc.(a)	106,207	5,065,012

		11,312,600
TOYS, GAMES & HOBBIES – 0.19%
Hasbro Inc.	96,785	2,685,784
Mattel Inc.	153,982	2,842,508

		5,528,292
TRANSPORTATION – 0.69%
Alexander & Baldwin Inc.	78,445	2,517,300
Con-way Inc.	62,942	2,411,937
Frontline Ltd.(b)	98,511	2,304,172
Kansas City Southern Industries Inc.(a)	95,328	2,525,239
Kirby Corp.(a)	81,957	3,017,657
Overseas Shipholding Group Inc.	44,645	1,668,384
Ryder System Inc.	106,612	4,164,265
Teekay Corp.	45,907	1,003,986
UTi Worldwide Inc.	14,970	216,766

		19,829,706
TRUCKING & LEASING – 0.05%
GATX Corp.	50,900	1,422,655

		1,422,655
WATER – 0.23%
American Water Works Co. Inc.	104,671	2,087,140
Aqua America Inc.	258,833	4,565,814

		6,652,954

TOTAL COMMON STOCKS
(Cost: $3,383,146,400)		2,885,179,004

Security	Shares	Value
SHORT-TERM INVESTMENTS – 3.31%

MONEY MARKET FUNDS – 3.31%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.22%(c)(d)(e)	80,448,764	80,448,764
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.18%(c)(d)(e)	12,278,045	12,278,045
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.04%(c)(d)	2,892,952	2,892,952

		95,619,761

TOTAL SHORT-TERM INVESTMENTS
(Cost: $95,619,761)		95,619,761

TOTAL INVESTMENTS IN SECURITIES – 103.13%
(Cost: $3,478,766,161)		2,980,798,765
Other Assets, Less Liabilities – (3.13)%		(90,392,523)

NET ASSETS – 100.00%		$2,890,406,242

NVS - Non-Voting Shares

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Affiliated issuer. See Note 2.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Not applicable to this semi-annual filing.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael A. Latham
Michael A. Latham, President (Principal Executive Officer)
Date: November 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Latham
Michael A. Latham, President (Principal Executive Officer)
Date: November 23, 2009

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date: November 23, 2009